EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.0%)
Invesco DB Gold Fund*‡	133,000	$6,563,550
Invesco DB Precious Metals Fund*	89,090	4,215,783
Invesco DB Silver Fund*‡	103,180	3,537,124
iShares Gold Trust*	910,100	14,798,226

Total Commodity		29,114,683

Equity (3.8%)
iShares China Large-Cap ETF(x)	59,385	2,770,904
iShares International Developed Property ETF‡	125,310	4,538,440
iShares MSCI EAFE Small-Cap ETF(x)	105,570	7,584,149
SPDR S&P Emerging Asia Pacific ETF(x)	5,750	755,320
SPDR S&P Emerging Markets SmallCap ETF	45,945	2,544,894

Total Equity		18,193,707

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	86,960	9,468,205

Total Exchange-Traded Funds (11.8%) (Cost $43,202,492)		56,776,595

INVESTMENT COMPANIES:
Alternatives (14.2%)
1290 VT Convertible Securities Portfolio‡	937,518	14,791,870
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	2,011,839	25,760,623
1290 VT Natural Resources Portfolio‡	1,148,325	8,275,298
1290 VT Real Estate Portfolio‡	1,760,812	19,435,448

Total Alternatives		68,263,239

Equity (54.3%)
1290 VT Equity Income Portfolio‡	2,180,170	10,222,069
1290 VT GAMCO Small Company Value Portfolio‡	458,580	32,749,741
1290 VT Low Volatility Global Equity Portfolio‡	938,260	11,978,541
EQ/AB Small Cap Growth Portfolio‡	1,776,598	41,571,749
EQ/Emerging Markets Equity PLUS Portfolio‡	654,457	7,577,300
EQ/International Equity Index Portfolio‡	1,070,291	11,234,978
EQ/Invesco Comstock Portfolio‡	1,096,860	22,165,599
EQ/Janus Enterprise Portfolio*‡	117,894	2,911,742
EQ/JPMorgan Value Opportunities Portfolio‡	920,379	21,777,393
EQ/Loomis Sayles Growth Portfolio*‡	2,102,033	24,055,554
EQ/MFS International Growth Portfolio‡	3,804,799	33,091,897
EQ/T. Rowe Price Growth Stock Portfolio‡	317,291	23,642,469
EQ/Value Equity Portfolio‡	761,547	18,439,657

Total Equity		261,418,689

Fixed Income (19.5%)
1290 Diversified Bond Fund‡	180,769	1,992,672
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,024,853	10,394,280
1290 VT High Yield Bond Portfolio‡	1,423,930	13,931,598
EQ/Core Plus Bond Portfolio‡	241,056	999,381
EQ/Global Bond PLUS Portfolio‡	2,850,539	26,960,411
EQ/Intermediate Government Bond Portfolio‡	293,405	3,080,803
EQ/PIMCO Global Real Return Portfolio*‡	1,714,102	18,110,275
EQ/PIMCO Ultra Short Bond Portfolio‡	1,005,794	9,950,881
Multimanager Core Bond Portfolio‡	860,425	8,538,308

Total Fixed Income		93,958,609

Total Investment Companies (88.0%) (Cost $375,108,377)		423,640,537

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $4,192,995, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $4,276,855.(xx)	$4,192,995	4,192,995
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $500,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $553,020.(xx)	500,000	500,000

Total Repurchase Agreements		4,692,995

Total Short-Term Investments (1.0%) (Cost $4,692,995)		4,692,995

Total Investments in Securities (100.8%) (Cost $423,003,864)		485,110,127
Other Assets Less Liabilities (-0.8%)		(3,873,483)

Net Assets (100%)		$481,236,644

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $10,309,382. This was collateralized by $5,906,524 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 5/18/21 - 5/15/49 and by cash of $4,692,995 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund, Invesco DB Silver Fund and iShares International Developed Property ETF.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE-TRADED FUNDS:
Commodity
Invesco DB Gold Fund*	133,000	7,361,869	—	—	—	(798,319)	6,563,550	—	—
Invesco DB Silver Fund*	103,180	3,857,291	—	—	—	(320,167)	3,537,124	—	—
Equity
iShares International Developed Property ETF	125,310	4,468,555	—	—	—	69,885	4,538,440	37,179	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	937,518	14,880,247	68,463	(339,295)	16,790	165,665	14,791,870	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	2,011,839	23,272,610	1,552,695	(508,943)	173	1,444,088	25,760,623	—	—
1290 VT Natural Resources Portfolio	1,148,325	7,283,012	39,121	(193,883)	—	1,147,048	8,275,298	—	—
1290 VT Real Estate Portfolio	1,760,812	18,158,110	638,023	(436,235)	2,570	1,072,980	19,435,448	—	—
Equity
1290 VT Equity Income Portfolio	2,180,170	9,218,675	39,122	(193,883)	78	1,158,077	10,222,069	—	—
1290 VT GAMCO Small Company Value Portfolio	458,580	30,807,357	137,141	(1,883,400)	110,575	3,578,068	32,749,741	—	—
1290 VT Low Volatility Global Equity Portfolio	938,260	11,698,685	53,792	(266,589)	(159)	492,812	11,978,541	—	—
EQ/AB Small Cap Growth Portfolio	1,776,598	40,762,375	205,174	(2,213,075)	156,834	2,660,441	41,571,749	—	—
EQ/Emerging Markets Equity PLUS Portfolio	654,457	8,579,277	44,012	(1,418,118)	226,267	145,862	7,577,300	—	—
EQ/International Equity Index Portfolio	1,070,291	10,947,156	53,792	(266,589)	8,144	492,475	11,234,978	—	—
EQ/Invesco Comstock Portfolio	1,096,860	20,469,755	92,914	(1,660,472)	82,482	3,180,920	22,165,599	—	—
EQ/Janus Enterprise Portfolio*	117,894	2,812,345	9,781	(48,471)	1,971	136,116	2,911,742	—	—
EQ/JPMorgan Value Opportunities Portfolio	920,379	21,045,227	97,805	(2,684,707)	151,338	3,167,730	21,777,393	—	—
EQ/Loomis Sayles Growth Portfolio*	2,102,033	24,367,772	112,473	(1,107,413)	16,213	666,509	24,055,554	—	—
EQ/MFS International Growth Portfolio	3,804,799	33,519,985	161,377	(799,767)	9,055	201,247	33,091,897	—	—
EQ/T. Rowe Price Growth Stock Portfolio	317,291	24,669,643	112,473	(1,107,413)	18,665	(50,899)	23,642,469	—	—
EQ/Value Equity Portfolio(a)	761,547	17,060,266	92,913	(460,472)	16,689	1,730,261	18,439,657	—	—
Fixed Income
1290 Diversified Bond Fund	180,769	—	2,000,000	—	—	(7,328)	1,992,672	8,406	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,024,853	9,847,850	944,012	(218,118)	(22)	(179,442)	10,394,280	—	—
1290 VT High Yield Bond Portfolio	1,423,930	13,522,164	663,573	(315,060)	671	60,250	13,931,598	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Plus Bond Portfolio	241,056	—	1,000,000	—	—	(619)	999,381	—	—
EQ/Global Bond PLUS Portfolio	2,850,539	26,718,801	1,832,036	(654,355)	(202)	(935,869)	26,960,411	—	—
EQ/Intermediate Government Bond Portfolio	293,405	5,682,882	629,341	(3,145,412)	(16,123)	(69,885)	3,080,803	—	—
EQ/PIMCO Global Real Return Portfolio*	1,714,102	17,992,380	1,092,913	(460,472)	(1,034)	(513,512)	18,110,275	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,005,794	9,611,992	544,012	(218,118)	6	12,989	9,950,881	—	—
Multimanager Core Bond Portfolio	860,425	8,127,468	844,655	(193,883)	(349)	(239,583)	8,538,308	18,178	—

Total		426,743,749	13,061,613	(20,794,143)	800,632	18,467,800	438,279,651	63,763	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange-Traded Funds
Exchange Traded Funds	$56,776,595	$—	$—	$56,776,595
Investment Companies
Investment Companies	—	423,640,537	—	423,640,537
Short-Term Investments
Repurchase Agreements	—	4,692,995	—	4,692,995

Total Assets	$56,776,595	$428,333,532	$—	$485,110,127

Total Liabilities	$—	$—	$—	$—

Total	$56,776,595	$428,333,532	$—	$485,110,127

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,432,137
Aggregate gross unrealized depreciation	(4,401,586)

Net unrealized appreciation	$58,030,551

Federal income tax cost of investments in securities and derivative instruments, if applicable	$427,079,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.5%)
EQ/2000 Managed Volatility Portfolio‡	965,558	$25,583,955
EQ/400 Managed Volatility Portfolio‡	158,084	4,160,564
EQ/500 Managed Volatility Portfolio‡	1,820,626	56,302,334
EQ/International Managed Volatility Portfolio‡	937,326	13,932,247

Total Equity		99,979,100

Fixed Income (89.5%)
EQ/Intermediate Government Bond Portfolio‡	81,563,129	856,428,126

Total Investments in Securities (100.0%) (Cost $915,795,195)		956,407,226
Other Assets Less Liabilities (0.0%)		(41,923)

Net Assets (100%)		$956,365,303

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	965,558	29,140,669	1,098,847	(8,066,638)	2,759,258	651,819	25,583,955	—	—
EQ/400 Managed Volatility Portfolio	158,084	5,541,609	274,711	(2,241,659)	650,589	(64,686)	4,160,564	—	—
EQ/500 Managed Volatility Portfolio	1,820,626	62,423,938	3,296,541	(12,799,912)	2,310,067	1,071,700	56,302,334	—	—
EQ/International Managed Volatility Portfolio	937,326	15,629,533	824,134	(3,024,978)	758,432	(254,874)	13,932,247	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	81,563,129	902,203,008	64,748,109	(97,498,687)	(5,306)	(13,018,998)	856,428,126	—	—

Total		1,014,938,757	70,242,342	(123,631,874)	6,473,040	(11,615,039)	956,407,226	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$956,407,226	$—	$956,407,226

Total Assets	$—	$956,407,226	$—	$956,407,226

Total Liabilities	$—	$—	$—	$—

Total	$—	$956,407,226	$—	$956,407,226

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,181,412
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$40,181,412

Federal income tax cost of investments in securities and derivative instruments, if applicable	$916,225,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
EQ/2000 Managed Volatility Portfolio‡	1,714,066	$45,416,829
EQ/400 Managed Volatility Portfolio‡	211,237	5,559,464
EQ/500 Managed Volatility Portfolio‡	3,398,773	105,106,106
EQ/International Managed Volatility Portfolio‡	1,719,962	25,565,198

Total Equity		181,647,597

Fixed Income (79.5%)
EQ/AB Short Duration Government Bond Portfolio‡	8,905,347	88,540,526
EQ/Core Bond Index Portfolio‡	29,196,092	299,489,101
EQ/Intermediate Government Bond Portfolio‡	30,254,389	317,676,747

Total Fixed Income		705,706,374

Total Investments in Securities (100.0%) (Cost $792,234,402)		887,353,971
Other Assets Less Liabilities (0.0%)		(341,311)

Net Assets (100%)		$887,012,660

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,714,066	49,446,697	1,176,979	(11,257,774)	3,303,447	2,747,480	45,416,829	—	—
EQ/400 Managed Volatility Portfolio	211,237	6,474,086	220,682	(1,904,583)	367,817	401,462	5,559,464	—	—
EQ/500 Managed Volatility Portfolio	3,398,773	110,566,775	3,604,496	(15,408,181)	1,287,698	5,055,318	105,106,106	—	—
EQ/International Managed Volatility Portfolio	1,719,962	27,703,121	956,296	(4,003,191)	627,887	281,085	25,565,198	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,905,347	88,307,246	5,666,008	(5,529,295)	136	96,431	88,540,526	—	—
EQ/Core Bond Index Portfolio	29,196,092	304,600,718	18,983,632	(17,936,493)	2,114	(6,160,870)	299,489,101	—	—
EQ/Intermediate Government Bond Portfolio	30,254,389	321,779,408	20,466,366	(19,554,823)	3,514	(5,017,718)	317,676,747	—	—

Total		908,878,051	51,074,459	(75,594,340)	5,592,613	(2,596,812)	887,353,971	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$887,353,971	$—	$887,353,971

Total Assets	$—	$887,353,971	$—	$887,353,971

Total Liabilities	$—	$—	$—	$—

Total	$—	$887,353,971	$—	$887,353,971

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,003,301
Aggregate gross unrealized depreciation	(60,236)

Net unrealized appreciation	$94,943,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$792,410,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.6%)
EQ/2000 Managed Volatility Portfolio‡	6,137,576	$162,624,553
EQ/400 Managed Volatility Portfolio‡	691,276	18,193,439
EQ/500 Managed Volatility Portfolio‡	12,274,884	379,597,330
EQ/International Managed Volatility Portfolio‡	6,212,774	92,345,514

Total Equity		652,760,836

Fixed Income (59.4%)
EQ/AB Short Duration Government Bond Portfolio‡	11,907,796	118,392,074
EQ/Core Bond Index Portfolio‡	39,521,935	405,410,029
EQ/Intermediate Government Bond Portfolio‡	41,188,297	432,484,832

Total Fixed Income		956,286,935

Total Investments in Securities (100.0%) (Cost $1,282,158,624)		1,609,047,771
Other Assets Less Liabilities (0.0%)		(470,002)

Net Assets (100%)		$1,608,577,769

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	6,137,576	172,213,718	546,255	(31,090,918)	8,284,579	12,670,919	162,624,553	—	—
EQ/400 Managed Volatility Portfolio	691,276	20,163,203	60,696	(4,443,435)	569,786	1,843,189	18,193,439	—	—
EQ/500 Managed Volatility Portfolio	12,274,884	383,960,053	1,471,854	(28,128,307)	1,457,201	20,836,529	379,597,330	—	—
EQ/International Managed Volatility Portfolio	6,212,774	95,188,877	379,343	(6,346,471)	741,254	2,382,511	92,345,514	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	11,907,796	113,709,263	7,220,387	(2,661,624)	(48)	124,096	118,392,074	—	—
EQ/Core Bond Index Portfolio	39,521,935	396,430,778	25,652,201	(8,500,025)	(13,828)	(8,159,097)	405,410,029	—	—
EQ/Intermediate Government Bond Portfolio	41,188,297	421,605,204	26,838,765	(9,272,754)	(27,096)	(6,659,287)	432,484,832	—	—

Total		1,603,271,096	62,169,501	(90,443,534)	11,011,848	23,038,860	1,609,047,771	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,609,047,771	$—	$1,609,047,771

Total Assets	$—	$1,609,047,771	$—	$1,609,047,771

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,609,047,771	$—	$1,609,047,771

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,730,907
Aggregate gross unrealized depreciation	(54)

Net unrealized appreciation	$326,730,853

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,282,316,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.7%)
EQ/2000 Managed Volatility Portfolio‡	17,812,044	$471,957,591
EQ/400 Managed Volatility Portfolio‡	1,930,093	50,797,424
EQ/500 Managed Volatility Portfolio‡	35,363,381	1,093,602,613
EQ/International Managed Volatility Portfolio‡	17,732,277	263,569,287

Total Equity		1,879,926,915

Fixed Income (49.3%)
EQ/AB Short Duration Government Bond Portfolio‡	22,758,549	226,274,596
EQ/Core Bond Index Portfolio‡	75,685,376	776,369,137
EQ/Intermediate Government Bond Portfolio‡	78,901,111	828,476,442

Total Fixed Income		1,831,120,175

Total Investments in Securities (100.0%) (Cost $2,811,855,359)		3,711,047,090
Other Assets Less Liabilities (0.0%)		(595,218)

Net Assets (100%)		$3,710,451,872

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	17,812,044	493,575,808	374,251	(82,108,458)	18,825,748	41,290,242	471,957,591	—	—
EQ/400 Managed Volatility Portfolio	1,930,093	53,105,109	42,530	(8,912,325)	1,102,063	5,460,047	50,797,424	—	—
EQ/500 Managed Volatility Portfolio	35,363,381	1,094,687,266	1,037,697	(66,100,725)	3,617,068	60,361,307	1,093,602,613	—	—
EQ/International Managed Volatility Portfolio	17,732,277	271,797,618	272,184	(17,378,879)	1,591,466	7,286,898	263,569,287	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	22,758,549	214,732,476	16,571,148	(5,264,089)	(36)	235,097	226,274,596	—	—
EQ/Core Bond Index Portfolio	75,685,376	750,812,474	57,747,469	(16,602,127)	(73,030)	(15,515,649)	776,369,137	—	—
EQ/Intermediate Government Bond Portfolio	78,901,111	798,489,178	60,757,008	(18,019,381)	(56,988)	(12,693,375)	828,476,442	—	—

Total		3,677,199,929	136,802,287	(214,385,984)	25,006,291	86,424,567	3,711,047,090	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,711,047,090	$—	$3,711,047,090

Total Assets	$—	$3,711,047,090	$—	$3,711,047,090

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,711,047,090	$—	$3,711,047,090

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$899,048,555
Aggregate gross unrealized depreciation	(140,102)

Net unrealized appreciation	$898,908,453

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,812,138,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.8%)
EQ/2000 Managed Volatility Portfolio‡	43,290,611	$1,147,051,530
EQ/400 Managed Volatility Portfolio‡	5,299,154	139,466,532
EQ/500 Managed Volatility Portfolio‡	85,661,190	2,649,048,239
EQ/International Managed Volatility Portfolio‡	42,767,535	635,688,715

Total Equity		4,571,255,016

Fixed Income (39.2%)
EQ/AB Short Duration Government Bond Portfolio‡	36,805,619	365,936,186
EQ/Core Bond Index Portfolio‡	122,688,435	1,258,519,414
EQ/Intermediate Government Bond Portfolio‡	126,183,828	1,324,953,822

Total Fixed Income		2,949,409,422

Total Investments in Securities (100.0%) (Cost $5,321,300,684)		7,520,664,438
Other Assets Less Liabilities (0.0%)		(2,428,584)

Net Assets (100%)		$7,518,235,854

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	43,290,611	1,176,233,652	—	(172,741,125)	38,335,234	105,223,769	1,147,051,530	—	—
EQ/400 Managed Volatility Portfolio	5,299,154	141,017,675	—	(19,209,363)	2,378,503	15,279,717	139,466,532	—	—
EQ/500 Managed Volatility Portfolio	85,661,190	2,630,471,952	—	(135,933,412)	7,670,343	146,839,356	2,649,048,239	—	—
EQ/International Managed Volatility Portfolio	42,767,535	655,518,813	—	(41,251,162)	3,891,643	17,529,421	635,688,715	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	36,805,619	343,297,502	31,500,000	(9,237,454)	38	376,100	365,936,186	—	—
EQ/Core Bond Index Portfolio	122,688,435	1,204,853,195	109,299,999	(30,483,597)	(100,729)	(25,049,454)	1,258,519,414	—	—
EQ/Intermediate Government Bond Portfolio	126,183,828	1,261,934,470	116,100,000	(32,792,961)	(90,091)	(20,197,596)	1,324,953,822	—	—

Total		7,413,327,259	256,899,999	(441,649,074)	52,084,941	240,001,313	7,520,664,438	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,520,664,438	$—	$7,520,664,438

Total Assets	$—	$7,520,664,438	$—	$7,520,664,438

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,520,664,438	$—	$7,520,664,438

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,200,176,685
Aggregate gross unrealized depreciation	(268,261)

Net unrealized appreciation	$2,199,908,424

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,320,756,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.9%)
EQ/2000 Managed Volatility Portfolio‡	40,031,189	$1,060,688,092
EQ/400 Managed Volatility Portfolio‡	4,831,902	127,169,102
EQ/500 Managed Volatility Portfolio‡	78,470,466	2,426,677,125
EQ/International Managed Volatility Portfolio‡	39,129,217	581,609,426

Total Equity		4,196,143,745

Fixed Income (29.1%)
EQ/AB Short Duration Government Bond Portfolio‡	21,473,005	213,493,209
EQ/Core Bond Index Portfolio‡	71,002,319	728,331,051
EQ/Intermediate Government Bond Portfolio‡	74,021,043	777,234,818

Total Fixed Income		1,719,059,078

Total Investments in Securities (100.0%) (Cost $4,205,501,449)		5,915,202,823
Other Assets Less Liabilities (0.0%)		(1,117,097)

Net Assets (100%)		$5,914,085,726

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	40,031,189	1,057,620,907	521,116	(127,262,647)	20,634,981	109,173,735	1,060,688,092	—	—
EQ/400 Managed Volatility Portfolio	4,831,902	125,712,291	49,630	(14,482,157)	1,467,084	14,422,254	127,169,102	—	—
EQ/500 Managed Volatility Portfolio	78,470,466	2,372,984,342	1,406,182	(88,127,777)	4,829,743	135,584,635	2,426,677,125	—	—
EQ/International Managed Volatility Portfolio	39,129,217	594,198,797	363,952	(32,402,483)	1,639,619	17,809,541	581,609,426	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	21,473,005	196,558,268	21,424,075	(4,705,392)	1	216,257	213,493,209	—	—
EQ/Core Bond Index Portfolio	71,002,319	683,552,180	74,605,310	(15,370,947)	(68,898)	(14,386,594)	728,331,051	—	—
EQ/Intermediate Government Bond Portfolio	74,021,043	727,237,087	78,438,399	(16,625,719)	(42,831)	(11,772,118)	777,234,818	—	—

Total		5,757,863,872	176,808,664	(298,977,122)	28,459,699	251,047,710	5,915,202,823	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,915,202,823	$—	$5,915,202,823

Total Assets	$—	$5,915,202,823	$—	$5,915,202,823

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,915,202,823	$—	$5,915,202,823

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,709,789,557
Aggregate gross unrealized depreciation	(171,209)

Net unrealized appreciation	$1,709,618,348

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,205,584,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.2%)
EQ/2000 Managed Volatility Portfolio‡	44,505,552	$1,179,243,246
EQ/400 Managed Volatility Portfolio‡	5,478,329	144,182,164
EQ/500 Managed Volatility Portfolio‡	87,760,378	2,713,965,040
EQ/International Managed Volatility Portfolio‡	43,876,740	652,175,742

Total Equity		4,689,566,192

Fixed Income (18.9%)
EQ/AB Short Duration Government Bond Portfolio‡	13,103,394	130,279,189
EQ/Core Bond Index Portfolio‡	44,495,750	456,430,678
EQ/Intermediate Government Bond Portfolio‡	48,012,343	504,138,588

Total Fixed Income		1,090,848,455

Total Investments in Securities (100.1%) (Cost $4,374,184,050)		5,780,414,647
Other Assets Less Liabilities (-0.1%)		(2,916,724)

Net Assets (100%)		$5,777,497,923

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	44,505,552	1,126,197,113	1,355,160	(88,221,347)	10,003,158	129,909,162	1,179,243,246	—	—
EQ/400 Managed Volatility Portfolio	5,478,329	137,798,194	150,575	(11,469,038)	963,549	16,738,884	144,182,164	—	—
EQ/500 Managed Volatility Portfolio	87,760,378	2,648,819,010	3,632,580	(95,390,554)	5,120,974	151,783,030	2,713,965,040	—	—
EQ/International Managed Volatility Portfolio	43,876,740	667,585,270	959,905	(38,215,121)	1,412,261	20,433,427	652,175,742	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,103,394	117,497,362	15,988,216	(3,336,298)	1	129,908	130,279,189	—	—
EQ/Core Bond Index Portfolio	44,495,750	422,924,312	53,202,292	(10,676,154)	(48,153)	(8,971,619)	456,430,678	—	—
EQ/Intermediate Government Bond Portfolio	48,012,343	465,669,756	57,439,936	(11,343,414)	(30,662)	(7,597,028)	504,138,588	—	—

Total		5,586,491,017	132,728,664	(258,651,926)	17,421,128	302,425,764	5,780,414,647	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,780,414,647	$—	$5,780,414,647

Total Assets	$—	$5,780,414,647	$—	$5,780,414,647

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,780,414,647	$—	$5,780,414,647

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,398,224,422
Aggregate gross unrealized depreciation	(193,297)

Net unrealized appreciation	$1,398,031,125

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,382,383,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.2%)
Energy Select Sector SPDR Fund	31,730	$1,556,674
Invesco DWA Energy Momentum ETF(x)	5,900	146,143
Invesco Dynamic Energy Exploration & Production ETF	10,270	151,791
Invesco Dynamic Oil & Gas Services ETF	41,470	139,339
Invesco Global Clean Energy ETF(x)	2,660	85,120
Invesco MSCI Sustainable Future ETF(x)	1,290	97,434
Invesco S&P SmallCap Energy ETF(x)	39,890	251,706
Invesco WilderHill Clean Energy ETF(x)	1,352	133,023
iShares Global Clean Energy ETF(x)	8,930	216,999
iShares Global Energy ETF(x)	19,600	483,140
iShares North American Natural Resources ETF(x)	11,640	320,915
iShares U.S. Energy ETF(x)	36,050	945,592
iShares U.S. Oil & Gas Exploration & Production ETF	3,090	150,421
iShares U.S. Oil Equipment & Services ETF(x)	11,910	159,713
SPDR S&P Oil & Gas Equipment & Services ETF(x)	2,989	159,134
SPDR S&P Oil & Gas Exploration & Production ETF(x)	1,959	159,345
Vanguard Energy ETF	14,600	992,800

Total Exchange-Traded Funds (99.2%) (Cost $9,309,645)		6,149,289

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (11.7%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $725,519, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $740,030.(xx)	$725,519	725,519

Total Short-Term Investment (11.7%) (Cost $725,519)		725,519

Total Investments in Securities (110.9%) (Cost $10,035,164)		6,874,808
Other Assets Less Liabilities (-10.9%)		(676,610)

Net Assets (100%)		$6,198,198

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $922,775. This was collateralized by $205,232 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/15/21 - 5/15/50 and by cash of $725,519 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange-Traded Funds
Exchange Traded Funds	$6,149,289	$—	$—	$6,149,289
Short-Term Investment
Repurchase Agreement	—	725,519	—	725,519

Total Assets	$6,149,289	$725,519	$—	$6,874,808

Total Liabilities	$—	$—	$—	$—

Total	$6,149,289	$725,519	$—	$6,874,808

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,354
Aggregate gross unrealized depreciation	(3,402,215)

Net unrealized depreciation	$(3,201,861)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,076,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (100.0%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	20,770	$890,410
Invesco S&P 500 Low Volatility ETF	14,560	846,664
Invesco S&P Emerging Markets Low Volatility ETF	42,370	999,084
Invesco S&P International Developed Low Volatility ETF	66,200	2,012,480
Invesco S&P MidCap Low Volatility ETF(x)	20,850	1,091,706
Invesco S&P SmallCap Low Volatility ETF(x)	12,810	587,851
iShares MSCI EAFE Min Vol Factor ETF(x)	26,800	1,956,132
iShares MSCI Emerging Markets Min Vol Factor ETF	14,550	918,978
iShares MSCI Global Min Vol Factor ETF(x)	42,910	4,233,501
iShares MSCI USA Min Vol Factor ETF	12,130	839,275
SPDR SSGA US Large Cap Low Volatility Index ETF	6,720	842,218
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	4,760	530,359

Total Exchange-Traded Funds (100.0%) (Cost $12,815,383)		15,748,658

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (20.7%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $3,259,016, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $3,324,197.(xx)	$3,259,016	3,259,016

Total Short-Term Investment (20.7%) (Cost $3,259,016)		3,259,016

Total Investments in Securities (120.7%) (Cost $16,074,399)		19,007,674
Other Assets Less Liabilities (-20.7%)		(3,258,059)

Net Assets (100%)		$15,749,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $3,250,129. This was collateralized by $68,838 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $3,259,016 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange-Traded Funds
Exchange Traded Funds	$15,748,658	$—	$—	$15,748,658
Short-Term Investment
Repurchase Agreement	—	3,259,016	—	3,259,016

Total Assets	$15,748,658	$3,259,016	$—	$19,007,674

Total Liabilities	$—	$—	$—	$—

Total	$15,748,658	$3,259,016	$—	$19,007,674

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,943,462
Aggregate gross unrealized depreciation	(17,157)

Net unrealized appreciation	$2,926,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,081,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	110,040	$7,928,382
iShares Core S&P 500 ETF	22,300	8,871,386
iShares Core S&P Mid-Cap ETF	10,850	2,824,038
iShares Core S&P Small-Cap ETF	5,150	558,929
iShares MSCI EAFE ETF	28,760	2,182,021
iShares Russell 2000 ETF(x)	2,580	570,025
Vanguard Large-Cap ETF(x)	12,960	2,401,488
Vanguard S&P 500 ETF	23,770	8,659,411

Total Equity		33,995,680

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF	196,550	18,285,047

Total Exchange Traded Funds (99.3%) (Cost $45,537,193)		52,280,727

SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,188,974	1,189,569

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.1%)
HSBC Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,112,316, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 1/15/22-2/15/50; total market value $1,134,562.(xx)	$1,112,316	1,112,316

Total Short-Term Investments (4.4%) (Cost $2,301,886)		2,301,885

Total Investments in Securities (103.7%) (Cost $47,839,079)		54,582,612
Other Assets Less Liabilities (-3.7%)		(1,939,858)

Net Assets (100%)		$52,642,754

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,868,492. This was collateralized by $784,811 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/29/21 - 2/15/50 and by cash of $1,112,316 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$52,280,727	$—	$—	$52,280,727
Short-Term Investments
Investment Company	1,189,569	—	—	1,189,569
Repurchase Agreement	—	1,112,316	—	1,112,316

Total Assets	$53,470,296	$1,112,316	$—	$54,582,612

Total Liabilities	$—	$—	$—	$—

Total	$53,470,296	$1,112,316	$—	$54,582,612

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,467,179
Aggregate gross unrealized depreciation	(3)

Net unrealized appreciation	$6,467,176

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,115,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (37.0%)
IQ Merger Arbitrage ETF(x)	18,550	$611,223
ProShares Hedge Replication ETF(x)*	11,770	609,215
ProShares Long Online/Short Stores ETF(x)	4,800	401,463
ProShares RAFI Long/Short‡	7,210	237,136
WisdomTree Managed Futures Strategy Fund	16,000	623,502

Total Alternatives		2,482,539

Commodity (16.5%)
Invesco DB Base Metals Fund*	5,200	96,876
Invesco DB Commodity Index Tracking Fund*	18,090	300,475
Invesco DB Gold Fund*	7,110	350,878
Invesco DB Precious Metals Fund*	3,230	152,845
Invesco DB Silver Fund*	20	686
iShares GSCI Commodity Dynamic(x)	6,720	201,936

Total Commodity		1,103,696

Equity (15.9%)
iShares Core US REIT ETF(x)	6,060	317,544
iShares MSCI Global Agriculture Producers ETF	2,720	108,800
SPDR MSCI USA StrategicFactors ETF	2,920	324,354
Vanguard Global ex-U.S. Real Estate ETF	5,720	318,947

Total Equity		1,069,645

Fixed Income (22.5%)
iShares TIPS Bond ETF	2,400	301,200
iShares U.S. Fixed Income Balanced Risk Factor ETF	3,030	302,484
SPDR Bloomberg Barclays Convertible Securities ETF	7,200	600,120
Vanguard Short-Term Inflation-Protected Securities ETF	5,970	307,694

Total Fixed Income		1,511,498

Specialty (8.0%)
Invesco DB G10 Currency Harvest Fund*	21,250	537,625

Total Exchange-Traded Funds (99.9%) (Cost $6,110,303)		6,705,003

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (13.5%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $909,517, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $927,708.(xx)	$909,517	909,517

Total Short-Term Investment (13.5%) (Cost $909,517)		909,517

Total Investments in Securities (113.4%) (Cost $7,019,820)		7,614,520
Other Assets Less Liabilities (-13.4%)		(901,910)

Net Assets (100%)		$6,712,610

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $892,230. This was collateralized by cash of $909,517 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE-TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	7,210	250,363	—	(33,038)	(4,380)	24,191	237,136	845	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange-Traded Funds
Exchange Traded Funds	$6,705,003	$—	$—	$6,705,003
Short-Term Investment
Repurchase Agreement	—	909,517	—	909,517

Total Assets	$6,705,003	$909,517	$—	$7,614,520

Total Liabilities	$—	$—	$—	$—

Total	$6,705,003	$909,517	$—	$7,614,520

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$825,192
Aggregate gross unrealized depreciation	(25,424)

Net unrealized appreciation	$799,768

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,814,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.4%)
Wireless Telecommunication Services (0.4%)
2020 Cash Mandatory Exchangeable Trust
5.250%§	169	$190,066

Total Communication Services		190,066

Consumer Staples (0.1%)
Food Products (0.1%)
Bunge Ltd.
4.875%	610	70,595

Total Consumer Staples		70,595

Financials (2.7%)
Banks (2.1%)
Bank of America Corp.
7.250%	179	250,242
Wells Fargo & Co.
7.500%	460	652,009

		902,251

Capital Markets (0.4%)
KKR & Co., Inc.
6.000%	2,639	175,889

Thrifts & Mortgage Finance (0.2%)
New York Community Capital Trust V
6.000%	2,250	112,500

Total Financials		1,190,640

Health Care (3.0%)
Health Care Equipment & Supplies (2.0%)
Becton Dickinson and Co.
6.000%(x)	2,175	116,841
Danaher Corp.
4.750%(x)	493	754,344

		871,185

Health Care Technology (0.3%)
Change Healthcare, Inc.
6.000%	1,627	121,748

Life Sciences Tools & Services (0.4%)
Avantor, Inc.
6.250%	1,926	173,860

Pharmaceuticals (0.3%)
Elanco Animal Health, Inc.
5.000%	2,945	135,117

Total Health Care		1,301,910

Industrials (0.5%)
Machinery (0.5%)
Fortive Corp.
5.000%	213	210,689

Total Industrials		210,689

Information Technology (2.0%)
Semiconductors & Semiconductor Equipment (2.0%)
Broadcom, Inc.
8.000%	600	884,694

Total Information Technology		884,694

Utilities (2.6%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.
6.125%(x)	5,631	271,752
NextEra Energy, Inc.
5.279%(x)	13,250	656,272

		928,024

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.
7.000%	4,700	195,849

Total Utilities		1,123,873

Total Convertible Preferred Stocks (11.3%) (Cost $4,185,894)		4,972,467

PREFERRED STOCK:
Consumer Discretionary (0.4%)
Auto Components (0.4%)
Aptiv plc
5.500%	1,155	182,363

Total Preferred Stock (0.4%) (Cost $120,511)		182,363

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (29.0%)
iShares Convertible Bond ETF(x)	64,670	6,351,887
SPDR Bloomberg Barclays Convertible Securities ETF(x)	76,030	6,337,101

Total Exchange Traded Funds (29.0%) (Cost $8,555,784)		12,688,988

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.7%)
Communication Services (3.9%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc.
0.250%, 3/1/26	$47,000	71,863
Vonage Holdings Corp.
1.750%, 6/1/24	73,000	76,552

		148,415

Entertainment (2.1%)
IMAX Corp.
0.500%, 4/1/26§	96,000	94,925
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	167,000	211,756
Live Nation Entertainment, Inc.
2.500%, 3/15/23	240,000	335,256
Pandora Media LLC
1.750%, 12/1/23	120,000	138,871
Zynga, Inc.
0.250%, 6/1/24	108,000	147,830

		928,638

Interactive Media & Services (0.5%)
Snap, Inc.
0.750%, 8/1/26	89,000	209,873
TripAdvisor, Inc.
0.250%, 4/1/26§	6,000	6,285

		216,158

Media (1.0%)
DISH Network Corp.
(Zero Coupon), 12/15/25§	214,000	226,412
TechTarget, Inc.
0.125%, 12/15/25§	160,000	188,832

		415,244

Total Communication Services		1,708,455

Consumer Discretionary (9.9%)
Automobiles (0.2%)
Winnebago Industries, Inc.
1.500%, 4/1/25	71,000	98,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (1.4%)
Chegg, Inc.
0.125%, 3/15/25	$300,000	$521,550
Stride, Inc.
1.125%, 9/1/27§	113,000	103,824

		625,374

Hotels, Restaurants & Leisure (2.3%)
Bloomin’ Brands, Inc.
5.000%, 5/1/25§	88,000	212,410
Carnival Corp.
5.750%, 4/1/23§	114,000	319,884
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23§	88,000	123,684
2.875%, 11/15/23§	214,000	277,986
Shake Shack, Inc.
(Zero Coupon), 3/1/28§	96,000	95,460

		1,029,424

Internet & Direct Marketing Retail (3.7%)
Booking Holdings, Inc.
0.750%, 5/1/25§	390,000	573,300
Etsy, Inc.
0.125%, 10/1/26	240,000	567,450
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	207,000	369,495
Wayfair, Inc.
1.000%, 8/15/26	40,000	88,650

		1,598,895

Specialty Retail (2.3%)
Burlington Stores, Inc.
2.250%, 4/15/25§	322,000	483,604
Dick’s Sporting Goods, Inc.
3.250%, 4/15/25§	48,000	109,980
RH
(Zero Coupon), 6/15/23	129,000	396,920

		990,504

Total Consumer Discretionary		4,342,532

Consumer Staples (0.2%)
Food Products (0.1%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27§	48,000	45,870

Personal Products (0.1%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	45,000	46,884

Total Consumer Staples		92,754

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Pioneer Natural Resources Co.
0.250%, 5/15/25§	52,000	81,432

Total Energy		81,432

Financials (2.3%)
Banks (1.0%)
Barclays Bank plc
Series VUN
(Zero Coupon), 2/18/25	98,000	105,801
BofA Finance LLC
0.125%, 9/1/22	275,000	306,900

		412,701

Capital Markets (0.3%)
New Mountain Finance Corp.
5.750%, 8/15/23	138,000	144,044

Consumer Finance (1.0%)
Encore Capital Group, Inc.
3.250%, 10/1/25	50,000	61,500
LendingTree, Inc.
0.625%, 6/1/22	320,000	381,400

		442,900

Total Financials		999,645

Health Care (9.6%)
Biotechnology (3.4%)
Apellis Pharmaceuticals, Inc.
3.500%, 9/15/26	96,000	134,775
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27§	112,000	109,827
Bridgebio Pharma, Inc.
2.500%, 3/15/27	125,000	206,175
Exact Sciences Corp.
1.000%, 1/15/25	155,000	290,141
Insmed, Inc.
1.750%, 1/15/25	104,000	115,762
Invitae Corp.
2.000%, 9/1/24	58,000	87,325
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	103,000	104,352
MannKind Corp.
2.500%, 3/1/26§	48,000	48,420
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	163,000	219,133
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	117,000	152,831

		1,468,741

Health Care Equipment & Supplies (3.2%)
CONMED Corp.
2.625%, 2/1/24	233,000	364,207
Dexcom, Inc.
0.750%, 12/1/23	142,000	312,933
0.250%, 11/15/25§	126,000	123,716
Insulet Corp.
1.375%, 11/15/24	16,000	44,776
0.375%, 9/1/26	141,000	187,368
Nevro Corp.
1.750%, 6/1/21	58,000	83,632
NuVasive, Inc.
0.375%, 3/15/25	18,000	18,338
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	127,000	111,204
Tandem Diabetes Care, Inc.
1.500%, 5/1/25§	147,000	161,053

		1,407,227

Health Care Providers & Services (0.1%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27§	16,000	20,520
Oak Street Health, Inc.
(Zero Coupon), 3/15/26§	29,000	28,993

		49,513

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc.
0.875%, 1/1/27	48,000	62,627
Evolent Health, Inc.
3.500%, 12/1/24§	79,000	105,070
Livongo Health, Inc.
0.875%, 6/1/25§	16,000	27,129
Tabula Rasa HealthCare, Inc.
1.750%, 2/15/26	49,000	49,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Teladoc Health, Inc.
1.250%, 6/1/27§	$343,000	$381,176

		625,492

Life Sciences Tools & Services (1.2%)
Illumina, Inc.
0.500%, 6/15/21	72,000	108,270
(Zero Coupon), 8/15/23(x)	215,000	255,044
NeoGenomics, Inc.
0.250%, 1/15/28	7,000	7,043
Repligen Corp.
0.375%, 7/15/24	82,000	143,959

		514,316

Pharmaceuticals (0.3%)
Jazz Investments I Ltd.
2.000%, 6/15/26§	75,000	96,281
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	56,000	50,085

		146,366

Total Health Care		4,211,655

Industrials (2.7%)
Aerospace & Defense (0.4%)
Parsons Corp.
0.250%, 8/15/25§	169,000	185,478

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	85,000	101,099

Airlines (1.0%)
Southwest Airlines Co.
1.250%, 5/1/25	264,000	453,255

Professional Services (0.4%)
FTI Consulting, Inc.
2.000%, 8/15/23	115,000	167,670

Road & Rail (0.7%)
Uber Technologies, Inc.
(Zero Coupon), 12/15/25§	287,000	301,529

Total Industrials		1,209,031

Information Technology (25.6%)
Communications Equipment (1.5%)
Infinera Corp.
2.125%, 9/1/24	76,000	90,264
Lumentum Holdings, Inc.
0.250%, 3/15/24	364,000	583,111

		673,375

Electronic Equipment, Instruments & Components (1.2%)
II-VI, Inc.
0.250%, 9/1/22	201,000	306,650
Insight Enterprises, Inc.
0.750%, 2/15/25	137,000	201,284

		507,934

IT Services (4.9%)
Akamai Technologies, Inc.
0.125%, 5/1/25	160,000	193,500
Fastly, Inc.
(Zero Coupon), 3/15/26§	24,000	23,985
MongoDB, Inc.
0.250%, 1/15/26	214,000	308,160
Okta, Inc.
0.125%, 9/1/25	160,000	215,900
Square, Inc.
0.500%, 5/15/23	367,000	1,070,906
Twilio, Inc.
0.250%, 6/1/23	74,000	354,682

		2,167,133

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	37,000	365,115
Enphase Energy, Inc.
0.250%, 3/1/25§	128,000	273,920
Inphi Corp.
0.750%, 4/15/25§	21,000	31,933
Microchip Technology, Inc.
1.625%, 2/15/27	394,000	896,350
Novellus Systems, Inc.
2.625%, 5/15/41	10,000	189,292
ON Semiconductor Corp.
1.625%, 10/15/23	381,000	789,861
Silicon Laboratories, Inc.
0.625%, 6/15/25§	161,000	211,119
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25§	114,000	145,578
Teradyne, Inc.
1.250%, 12/15/23	74,000	284,622

		3,187,790

Software (10.0%)
Blackline, Inc.
0.125%, 8/1/24	65,000	102,903
Box, Inc.
(Zero Coupon), 1/15/26§	70,000	79,231
Coupa Software, Inc.
0.125%, 6/15/25	175,000	297,937
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	87,000	93,795
Datadog, Inc.
0.125%, 6/15/25§	53,000	62,573
DocuSign, Inc.
0.500%, 9/15/23	61,000	172,096
Envestnet, Inc.
1.750%, 6/1/23(x)	67,000	82,343
0.750%, 8/15/25§	147,000	146,448
FireEye, Inc.
0.875%, 6/1/24	111,000	125,014
Five9, Inc.
0.500%, 6/1/25§	93,000	124,155
Guidewire Software, Inc.
1.250%, 3/15/25	54,000	60,750
HubSpot, Inc.
0.375%, 6/1/25§	187,000	321,056
InterDigital, Inc.
2.000%, 6/1/24	139,000	147,434
Medallia, Inc.
0.125%, 9/15/25§	116,000	117,891
Palo Alto Networks, Inc.
0.750%, 7/1/23	467,000	617,374
Pegasystems, Inc.
0.750%, 3/1/25	56,000	61,110
Proofpoint, Inc.
0.250%, 8/15/24	222,000	236,846
Q2 Holdings, Inc.
0.750%, 6/1/26	72,000	93,823
Rapid7, Inc.
1.250%, 8/1/23	70,000	128,327
2.250%, 5/1/25§	48,000	68,011
ServiceNow, Inc.
(Zero Coupon), 6/1/22	66,000	244,489
Splunk, Inc.
0.500%, 9/15/23(x)	274,000	313,045
1.125%, 9/15/25	39,000	45,947
Workday, Inc.
0.250%, 10/1/22	183,000	314,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Zendesk, Inc.
0.250%, 3/15/23	$152,000	$323,023

		4,380,619

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc.
0.125%, 4/15/23	205,000	226,691
Western Digital Corp.
1.500%, 2/1/24(e)	62,000	63,325

		290,016

Total Information Technology		11,206,867

Materials (0.4%)
Metals & Mining (0.4%)
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	93,762
SSR Mining, Inc.
2.500%, 4/1/39	57,000	66,405

Total Materials		160,167

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	96,000	112,320

Real Estate Management & Development (0.6%)
Redfin Corp.
(Zero Coupon), 10/15/25§	237,000	277,142

Total Real Estate		389,462

Total Convertible Bonds		24,402,000

Total Long-Term Debt Securities (55.7%) (Cost $18,283,380)		24,402,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	1,216,370	1,216,978

	Principal Amount	Value (Note 1)
Repurchase Agreement (3.4%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $1,488,814, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $1,518,590.(xx)	$1,488,814	1,488,814

Total Short-Term Investments (6.2%) (Cost $2,705,894)		2,705,792

Total Investments in Securities (102.6%) (Cost $33,851,463)		44,951,610
Other Assets Less Liabilities (-2.6%)		(1,152,680)

Net Assets (100%)		$43,798,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $7,086,887 or 16.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $1,470,621. This was collateralized by cash of $1,488,814 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,708,455	$—	$1,708,455
Consumer Discretionary	—	4,342,532	—	4,342,532
Consumer Staples	—	92,754	—	92,754
Energy	—	81,432	—	81,432
Financials	—	999,645	—	999,645
Health Care	—	4,211,655	—	4,211,655
Industrials	—	1,209,031	—	1,209,031
Information Technology	—	11,206,867	—	11,206,867
Materials	—	160,167	—	160,167
Real Estate	—	389,462	—	389,462
Convertible Preferred Stocks
Communication Services	—	190,066	—	190,066
Consumer Staples	70,595	—	—	70,595
Financials	1,190,640	—	—	1,190,640
Health Care	1,301,910	—	—	1,301,910
Industrials	—	210,689	—	210,689
Information Technology	884,694	—	—	884,694
Utilities	1,123,873	—	—	1,123,873
Exchange Traded Funds	12,688,988	—	—	12,688,988
Preferred Stock
Consumer Discretionary	182,363	—	—	182,363
Short-Term Investments
Investment Company	1,216,978	—	—	1,216,978
Repurchase Agreement	—	1,488,814	—	1,488,814

Total Assets	$18,660,041	$26,291,569	$—	$44,951,610

Total Liabilities	$—	$—	$—	$—

Total	$18,660,041	$26,291,569	$—	$44,951,610

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,339,139
Aggregate gross unrealized depreciation	(311,775)

Net unrealized appreciation	$11,027,364

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,924,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.7%)
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	$81,972	$82,291
C-BASS TRUST,
Series 2007-CB1 AF6
5.835%, 1/25/37(e)	1,248,680	570,401
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	370,830	370,266
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.249%, 10/25/36(l)	1,044,469	458,845
Mastr Asset-Backed Securities Trust,
Series 2006-NC3 A5
0.319%, 10/25/36(l)	720,663	476,835
RASC Trust,
Series 2007-EMX1 A13
0.309%, 1/25/37(l)	581,412	527,263

Total Asset-Backed Securities		2,485,901

Collateralized Mortgage Obligations (6.6%)
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	519,472
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	463,103	464,411
FHLMC,
Series 358 300
3.000%, 10/15/47 STRIPS	272,152	284,633
Series 4484 CD
1.750%, 7/15/30	137,959	141,599
Series 4624 GA
2.500%, 4/15/40	85,603	86,087
Series 4749 LV
3.500%, 4/15/38	450,000	464,212
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
1.959%, 2/25/50(l)§	300,000	298,837
FNMA,
Series 2016-9 A
3.000%, 9/25/43	119,496	121,095
Series 2017-51 EA
3.000%, 11/25/42	98,728	100,037
Series 2018-21
(Zero Coupon), 4/25/48 PO	174,184	152,752
Series 2018-36 A
3.000%, 6/25/48	115,845	120,534
GCAT LLC,
Series 2020-3 A1
2.981%, 9/25/25(e)§	465,063	470,017
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§	451,302	454,500
Verus Securitization Trust,
Series 2020-2 A2
2.989%, 5/25/60(l)§	300,000	311,175
Series 2020-4 M1
3.291%, 5/25/65(l)§	300,000	306,827
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1
3.149%, 12/28/37(l)	207,489	204,911

Total Collateralized Mortgage Obligations		4,501,099

Corporate Bonds (13.5%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.500%, 9/15/53§	28,000	25,776
3.550%, 9/15/55§	67,000	61,168
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,647
Cincinnati Bell, Inc.
7.000%, 7/15/24§	15,000	15,450
Frontier Communications Corp.
5.875%, 10/15/27§	10,000	10,588
5.000%, 5/1/28§	15,000	15,225
6.750%, 5/1/29§	15,000	15,773
Lumen Technologies, Inc.
5.125%, 12/15/26§	25,000	26,253
4.000%, 2/15/27§	25,000	25,476
Telesat Canada
6.500%, 10/15/27§	10,000	9,994
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.298%, 5/15/25(k)	59,000	60,298
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	25,000	24,466
6.125%, 3/1/28§	15,000	15,375

		337,489

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	35,000	35,525
5.500%, 4/15/29§	25,000	24,906
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	25,000	27,750

		88,181

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	25,437
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	113,111
Comcast Corp.
3.400%, 4/1/30	50,000	54,143
1.500%, 2/15/31	60,000	55,617
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	10,747
DISH DBS Corp.
5.875%, 11/15/24	20,000	20,875
GCI LLC
4.750%, 10/15/28§	20,000	20,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
iHeartCommunications, Inc.
8.375%, 5/1/27	$5,000	$5,369
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	51,773
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	20,981
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,125
Scripps Escrow II, Inc.
3.875%, 1/15/29§	10,000	9,825
Scripps Escrow, Inc.
5.875%, 7/15/27§	20,000	20,548
Sirius XM Radio, Inc.
4.125%, 7/1/30§	20,000	19,973

		448,949

Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	20,000	20,976
T-Mobile USA, Inc.
2.250%, 2/15/26	35,000	35,252
2.050%, 2/15/28§	40,000	39,188
3.375%, 4/15/29	10,000	10,090
2.875%, 2/15/31	10,000	9,640

		115,146

Total Communication Services		989,765

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	15,000	15,930
Dana, Inc.
5.625%, 6/15/28	45,000	47,995
Icahn Enterprises LP
5.250%, 5/15/27	20,000	20,556

		84,481

Automobiles (0.0%)
Ford Motor Co.
9.000%, 4/22/25	15,000	18,130

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	30,000	31,333

Hotels, Restaurants & Leisure (0.9%)
Bally’s Corp.
6.750%, 6/1/27§	35,000	37,472
Boyd Gaming Corp.
4.750%, 12/1/27	40,000	40,598
Caesars Entertainment, Inc.
6.250%, 7/1/25§	30,000	31,914
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	35,218
Carnival Corp.
11.500%, 4/1/23§	5,000	5,694
5.750%, 3/1/27§	30,000	30,675
Cedar Fair LP
5.250%, 7/15/29	20,000	20,600
Golden Nugget, Inc.
6.750%, 10/15/24§	40,000	40,400
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	5,000	5,259
5.750%, 5/1/28§	5,000	5,375
IRB Holding Corp.
6.750%, 2/15/26§	30,000	31,093
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	57,436
McDonald’s Corp.
3.600%, 7/1/30	55,000	59,860
MGM Resorts International
6.750%, 5/1/25	35,000	37,450
Scientific Games International, Inc.
7.250%, 11/15/29§	15,000	16,237
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	45,000	48,487
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,738
5.875%, 9/15/27§	50,000	48,781
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	20,000	20,205
Yum! Brands, Inc.
3.625%, 3/15/31	35,000	33,652

		618,144

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	30,000	29,737
Tempur Sealy International, Inc.
5.500%, 6/15/26	25,000	26,018
4.000%, 4/15/29§	20,000	20,119

		75,874

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	60,000	60,876

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	105,000	115,731

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28	6,000	6,090
4.750%, 3/1/30	6,000	6,128
Home Depot, Inc. (The)
3.900%, 6/15/47	50,000	56,230
Staples, Inc.
7.500%, 4/15/26§	30,000	31,650

		100,098

Total Consumer Discretionary		1,104,667

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	45,000	53,262
Constellation Brands, Inc.
3.150%, 8/1/29	90,000	94,295
Triton Water Holdings, Inc.
6.250%, 4/1/29§	20,000	20,325

		167,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.2%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	$20,000	$18,958
Sysco Corp.
5.950%, 4/1/30	55,000	68,823
United Natural Foods, Inc.
6.750%, 10/15/28§	20,000	21,300
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,360

		114,441

Food Products (0.3%)
B&G Foods, Inc.
5.250%, 9/15/27	10,000	10,375
Flowers Foods, Inc.
2.400%, 3/15/31	55,000	53,501
Kraft Heinz Foods Co.
5.000%, 7/15/35	10,000	11,525
5.200%, 7/15/45	30,000	34,861
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	30,057
Smithfield Foods, Inc.
4.250%, 2/1/27§	95,000	104,856

		245,175

Household Products (0.2%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	30,000	30,937
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	29,925
7.000%, 12/31/27§	20,000	19,117
Spectrum Brands, Inc.
3.875%, 3/15/31§	30,000	29,213

		109,192

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	51,550

Total Consumer Staples		688,240

Energy (1.7%)
Energy Equipment & Services (0.1%)
Schlumberger Investment SA
2.650%, 6/26/30	25,000	25,076
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	27,692
Transocean, Inc.
11.500%, 1/30/27§	9,000	7,719
USA Compression Partners LP
6.875%, 9/1/27	40,000	41,200

		101,687

Oil, Gas & Consumable Fuels (1.6%)
Antero Midstream Partners LP
5.750%, 3/1/27§	13,000	13,003
Apache Corp.
4.625%, 11/15/25	10,000	10,278
4.375%, 10/15/28	20,000	19,900
BP Capital Markets America, Inc.
2.939%, 6/4/51	35,000	31,019
Cheniere Energy Partners LP
5.625%, 10/1/26	25,000	26,091
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	31,839
CNX Resources Corp.
6.000%, 1/15/29§	20,000	20,784
Diamondback Energy, Inc.
0.900%, 3/24/23	55,000	54,801
Energy Transfer Operating LP
4.750%, 1/15/26	50,000	55,323
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	38,700
EQT Corp.
8.500%, 2/1/30(e)	15,000	19,092
Exxon Mobil Corp.
2.610%, 10/15/30	20,000	20,367
4.227%, 3/19/40	10,000	11,118
Hess Midstream Operations LP
5.125%, 6/15/28§	30,000	30,293
Hilcorp Energy I LP
6.250%, 11/1/28§	25,000	25,750
5.750%, 2/1/29§	15,000	15,112
Indigo Natural Resources LLC
5.375%, 2/1/29§	20,000	19,650
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	66,295
Marathon Petroleum Corp.
5.125%, 12/15/26	50,000	58,183
MEG Energy Corp.
7.125%, 2/1/27§	30,000	31,321
5.875%, 2/1/29§	5,000	4,994
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	40,968
NuStar Logistics LP
6.375%, 10/1/30	25,000	26,969
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	17,219
3.500%, 8/15/29	15,000	14,053
6.625%, 9/1/30	15,000	16,823
6.125%, 1/1/31	25,000	27,568
Ovintiv, Inc.
7.375%, 11/1/31	15,000	19,088
Parkland Corp.
4.500%, 10/1/29§	25,000	25,086
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	7,000	2,910
Pioneer Natural Resources Co.
1.900%, 8/15/30	60,000	55,699
Rattler Midstream LP
5.625%, 7/15/25§	10,000	10,441
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	50,000	56,944
Sunoco LP
6.000%, 4/15/27	15,000	15,712
4.500%, 5/15/29§	10,000	9,950
Targa Resources Partners LP
5.500%, 3/1/30	25,000	26,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Total Capital International SA
3.386%, 6/29/60	$50,000	$47,256
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,000
Western Midstream Operating LP
4.350%, 2/1/25(e)	20,000	20,650

		1,063,437

Total Energy		1,165,124

Financials (2.2%)
Banks (0.6%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	60,625
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	50,000	54,812
Bank of Nova Scotia (The)
1.625%, 5/1/23	45,000	46,060
3.400%, 2/11/24	45,000	48,315
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.928%, 3/2/23(k)	100,000	100,758
Santander Holdings USA, Inc.
3.400%, 1/18/23	95,000	99,041

		409,611

Capital Markets (0.2%)
Ares Capital Corp.
2.150%, 7/15/26	55,000	53,496
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	90,000	96,794

		150,290

Consumer Finance (0.9%)
American Express Co.
3.400%, 2/22/24	90,000	96,549
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	95,000	94,211
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.932%, 1/30/23(k)	105,000	105,726
Discover Financial Services
4.100%, 2/9/27	70,000	77,610
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.228%, 1/5/23(k)	100,000	100,821
Navient Corp.
5.000%, 3/15/27	15,000	15,038
OneMain Finance Corp.
6.625%, 1/15/28	30,000	33,938
5.375%, 11/15/29	15,000	15,956
Synchrony Financial
3.950%, 12/1/27	55,000	59,275

		599,124

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§	35,000	34,206
Verscend Escrow Corp.
9.750%, 8/15/26§	25,000	26,712

		60,918

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	35,000	34,421
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	21,255
Athene Global Funding
3.000%, 7/1/22§	55,000	56,698
GTCR AP Finance, Inc.
8.000%, 5/15/27§	25,000	26,813
NFP Corp.
6.875%, 8/15/28§	20,000	20,650
Prudential Financial, Inc.
3.905%, 12/7/47	50,000	53,451
Willis North America, Inc.
4.500%, 9/15/28	40,000	45,713

		259,001

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	20,000	20,056
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	35,000	33,469

		53,525

Total Financials		1,532,469

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	85,000	101,251

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	24,000	26,266

Health Care Providers & Services (1.1%)
Anthem, Inc.
2.375%, 1/15/25	60,000	63,146
Centene Corp.
3.000%, 10/15/30	15,000	14,938
2.500%, 3/1/31	85,000	80,750
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.131%, 7/15/23(k)	85,000	85,924
4.900%, 12/15/48	85,000	104,001
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	31,695
6.875%, 4/15/29§	20,000	20,855
CVS Health Corp.
5.050%, 3/25/48	65,000	79,782
HCA, Inc.
4.125%, 6/15/29	55,000	60,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Legacy LifePoint Health LLC
6.750%, 4/15/25§	$10,000	$10,631
4.375%, 2/15/27§	25,000	24,500
Radiology Partners, Inc.
9.250%, 2/1/28§	30,000	32,812
RP Escrow Issuer LLC
5.250%, 12/15/25§	30,000	30,975
Select Medical Corp.
6.250%, 8/15/26§	80,000	84,844
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	41,560

		767,213

Life Sciences Tools & Services (0.1%)
Illumina, Inc.
0.550%, 3/23/23	40,000	39,964

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	50,000	53,063
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	20,000	20,237
Royalty Pharma plc
3.300%, 9/2/40§	55,000	53,066

		126,366

Total Health Care		1,061,060

Industrials (1.4%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	55,000	54,407
Bombardier, Inc.
6.000%, 10/15/22§	25,000	25,000
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,434
6.250%, 3/15/26§	55,000	58,220
6.375%, 6/15/26	15,000	15,506
5.500%, 11/15/27	25,000	25,899
Triumph Group, Inc.
7.750%, 8/15/25	15,000	15,150

		199,616

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	42,450
Mileage Plus Holdings LLC
6.500%, 6/20/27§	30,000	32,850

		75,300

Building Products (0.1%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	23,000	24,754
Griffon Corp.
5.750%, 3/1/28	20,000	21,275
Owens Corning
4.400%, 1/30/48	50,000	54,436

		100,465

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,209
9.750%, 7/15/27§	35,000	38,402
Garda World Security Corp.
8.750%, 5/15/25§	25,000	26,094
GFL Environmental, Inc.
4.000%, 8/1/28§	35,000	33,775
3.500%, 9/1/28§	40,000	38,700
Prime Security Services Borrower LLC
3.375%, 8/31/27§	30,000	29,100

		187,280

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,438

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	120,000	111,448

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	18,000	19,242
Jaguar Holding Co. II
5.000%, 6/15/28§	15,000	15,585

		34,827

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	50,000	53,243
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	5,006
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	5,128
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	50,000	55,782
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	22,042

		141,201

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.250%, 3/1/25	55,000	57,786
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	40,000	40,900

		98,686

Total Industrials		974,261

Information Technology (0.6%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	21,250
CommScope, Inc.
5.500%, 3/1/24§	10,000	10,282
6.000%, 3/1/26§	25,000	26,350

		57,882

IT Services (0.2%)
Endure Digital, Inc.
6.000%, 2/15/29§	30,000	29,288
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	2,494
Western Union Co. (The)
2.750%, 3/15/31	110,000	104,938

		136,720

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	105,000	115,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.1%)
Oracle Corp.
3.600%, 4/1/50	$50,000	$48,166

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	56,527

Total Information Technology		414,448

Materials (0.5%)
Chemicals (0.1%)
Nutrien Ltd.
4.200%, 4/1/29	40,000	44,912

Containers & Packaging (0.3%)
Berry Global, Inc.
5.625%, 7/15/27§	30,000	31,688
Packaging Corp. of America
3.000%, 12/15/29	50,000	52,049
Silgan Holdings, Inc.
4.125%, 2/1/28	30,000	30,946
WRKCo, Inc.
3.750%, 3/15/25	55,000	59,651

		174,334

Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28§	35,000	37,273
Novelis Corp.
4.750%, 1/30/30§	40,000	41,204
SunCoke Energy Partners LP
7.500%, 6/15/25§	25,000	25,969

		104,446

Total Materials		323,692

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	45,000	40,741
American Tower Corp. (REIT)
3.950%, 3/15/29	60,000	65,967
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	54,348
3.300%, 7/1/30	35,000	36,419
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	14,829
Uniti Group LP (REIT)
6.500%, 2/15/29§	20,000	19,830
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	4,995
4.125%, 8/15/30§	15,000	15,038

		252,167

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	20,000	21,771
5.750%, 1/15/29§	20,000	19,659

		41,430

Total Real Estate		293,597

Utilities (1.0%)
Electric Utilities (0.6%)
Eversource Energy
Series R
1.650%, 8/15/30	65,000	59,632
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	62,575
Monongahela Power Co.
5.400%, 12/15/43§	60,000	73,082
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	58,681
NRG Energy, Inc.
2.000%, 12/2/25§	40,000	39,793
3.625%, 2/15/31§	40,000	39,000
Pacific Gas and Electric Co.
2.500%, 2/1/31	60,000	56,396
PG&E Corp.
5.000%, 7/1/28	40,000	42,162

		431,321

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	40,000	46,303
East Ohio Gas Co. (The)
3.000%, 6/15/50§	60,000	54,951
Ferrellgas Escrow LLC
5.375%, 4/1/26§	15,000	14,899
Superior Plus LP
4.500%, 3/15/29§	35,000	35,357

		151,510

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,116
4.625%, 2/1/29§	10,000	9,723

		34,839

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	60,000	60,535

Total Utilities		678,205

Total Corporate Bonds		9,225,528

Mortgage-Backed Securities (4.4%)
FHLMC
2.000%, 10/1/50	463,100	457,966
FHLMC UMBS
2.500%, 11/1/50	768,305	788,362
FNMA
3.500%, 4/1/30	400,000	447,213
FNMA UMBS
3.000%, 4/1/37	217,861	229,106
2.000%, 11/1/50	1,086,231	1,085,391

Total Mortgage-Backed Securities		3,008,038

U.S. Treasury Obligations (9.2%)
U.S. Treasury Bonds
4.750%, 2/15/37	180,000	245,756
1.875%, 2/15/41	400,000	371,392
2.750%, 11/15/47	200,000	213,185
1.250%, 5/15/50	600,000	451,436
1.875%, 2/15/51	370,000	327,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.125%, 6/30/22	$640,000	$640,138
0.250%, 3/15/24	1,240,000	1,236,506
2.125%, 9/30/24	230,000	242,912
2.250%, 10/31/24	280,000	296,976
2.750%, 2/28/25	170,000	183,921
3.000%, 9/30/25	280,000	307,287
0.750%, 3/31/26	550,000	544,968
1.625%, 10/31/26	170,000	174,824
0.500%, 6/30/27	310,000	295,678
1.250%, 3/31/28	580,000	573,618
1.125%, 2/15/31(x)	170,000	160,463

Total U.S. Treasury Obligations		6,266,145

Total Long-Term Debt Securities (37.4%) (Cost $25,629,994)		25,486,711

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	382	787,883
Facebook, Inc., Class A*	2,069	609,382

		1,397,265

Media (0.7%)
Comcast Corp., Class A	8,707	471,136

Total Communication Services		1,868,401

Consumer Discretionary (2.5%)
Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	280	866,342

Multiline Retail (0.4%)
Dollar General Corp.	1,514	306,767

Specialty Retail (0.8%)
Ross Stores, Inc.	2,452	294,019
Ulta Beauty, Inc.*	732	226,313

		520,332

Total Consumer Discretionary		1,693,441

Consumer Staples (1.8%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,749	398,772

Food & Staples Retailing (0.2%)
Sysco Corp.	1,566	123,307

Household Products (0.6%)
Procter & Gamble Co. (The)	3,219	435,949

Tobacco (0.4%)
Philip Morris International, Inc.	3,324	294,972

Total Consumer Staples		1,253,000

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Exxon Mobil Corp.	4,864	271,557
Pioneer Natural Resources Co.	1,117	177,402

		448,959

Total Energy		448,959

Financials (3.3%)
Banks (1.7%)
Citigroup, Inc.	7,613	553,846
First Republic Bank	1,247	207,937
Truist Financial Corp.	7,006	408,590

		1,170,373

Capital Markets (0.8%)
Charles Schwab Corp. (The)	4,981	324,661
Intercontinental Exchange, Inc.	2,023	225,929

		550,590

Consumer Finance (0.4%)
American Express Co.	1,954	276,374

Insurance (0.4%)
Aflac, Inc.	4,686	239,829

Total Financials		2,237,166

Health Care (3.3%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,196	90,310
Vertex Pharmaceuticals, Inc.*	310	66,616

		156,926

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.*	3,332	233,840
Boston Scientific Corp.*	11,846	457,848

		691,688

Health Care Providers & Services (1.1%)
Anthem, Inc.	869	311,927
UnitedHealth Group, Inc.	1,169	434,950

		746,877

Pharmaceuticals (0.9%)
AstraZeneca plc (ADR)(x)	6,870	341,576
Roche Holding AG (ADR)	3,624	146,990
Zoetis, Inc.	886	139,527

		628,093

Total Health Care		2,223,584

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,344	342,344

Electrical Equipment (0.4%)
AMETEK, Inc.	2,081	265,806

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,617	351,002

Machinery (1.0%)
Fortive Corp.	3,985	281,500
Parker-Hannifin Corp.	1,174	370,315

		651,815

Total Industrials		1,610,967

Information Technology (7.0%)
Communications Equipment (0.4%)
Motorola Solutions, Inc.	1,525	286,776

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	8,229	358,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.6%)
Fidelity National Information Services, Inc.	1,232	$173,232
PayPal Holdings, Inc.*	1,878	456,053
Visa, Inc., Class A	2,061	436,376

		1,065,661

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	1,573	243,941
KLA Corp.	662	218,725
Lam Research Corp.	501	298,215

		760,881

Software (2.4%)
Adobe, Inc.*	655	311,367
Microsoft Corp.	4,974	1,172,720
Splunk, Inc.*	1,118	151,467

		1,635,554

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	5,501	671,947

Total Information Technology		4,778,863

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,103	239,800
International Flavors & Fragrances, Inc.	1,710	238,733

		478,533

Total Materials		478,533

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,149	274,680

Total Real Estate		274,680

Total Common Stocks (24.7%) (Cost $10,258,882)		16,867,594

INVESTMENT COMPANIES:
Fixed Income (6.0%)
DoubleLine Floating Rate Fund , Class I‡	198,490	1,887,642
DoubleLine Global Bond Fund , Class I‡	212,563	2,170,266

Total Investment Companies (6.0%) (Cost $4,102,239)		4,057,908

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	891,417	891,862

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $103,466, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $105,535.(xx)	$103,466	103,466

U.S. Treasury Obligations (25.0%)
U.S. Treasury Bills
0.02%, 5/6/21(p)	550,000	549,989
0.02%, 6/17/21(p)	2,000,000	1,999,904
0.03%, 9/9/21(p)	1,500,000	1,499,774
0.05%, 12/2/21(p)	2,000,000	1,999,271
0.05%, 12/30/21(p)	6,000,000	5,997,674
0.06%, 2/24/22(p)	5,000,000	4,997,410

Total U.S. Treasury Obligations		17,044,022

Total Short-Term Investments (26.5%) (Cost $18,033,590)		18,039,350

Total Investments in Securities (94.6%) (Cost $58,024,705)		64,451,563
Other Assets Less Liabilities (5.4%)		3,702,464

Net Assets (100%)		$68,154,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $6,715,962 or 9.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $380,111. This was collateralized by $287,827 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $103,466 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	198,490	1,875,733	—	—	—	11,909	1,887,642	14,571	—
DoubleLine Global Bond Fund, Class I	212,563	2,293,552	—	—	—	(123,286)	2,170,266	—	—

Total		4,169,285	—	—	—	(111,377)	4,057,908	14,571	—

OTC Total return swap contracts outstanding as of March 31, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	4/13/2021	USD 17,000,000	806,617

							806,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,485,901	$—	$2,485,901
Collateralized Mortgage Obligations	—	4,501,099	—	4,501,099
Common Stocks
Communication Services	1,868,401	—	—	1,868,401
Consumer Discretionary	1,693,441	—	—	1,693,441
Consumer Staples	1,253,000	—	—	1,253,000
Energy	448,959	—	—	448,959
Financials	2,237,166	—	—	2,237,166
Health Care	2,223,584	—	—	2,223,584
Industrials	1,610,967	—	—	1,610,967
Information Technology	4,778,863	—	—	4,778,863
Materials	478,533	—	—	478,533
Real Estate	274,680	—	—	274,680
Corporate Bonds
Communication Services	—	989,765	—	989,765
Consumer Discretionary	—	1,104,667	—	1,104,667
Consumer Staples	—	688,240	—	688,240
Energy	—	1,165,124	—	1,165,124
Financials	—	1,532,469	—	1,532,469
Health Care	—	1,061,060	—	1,061,060
Industrials	—	974,261	—	974,261
Information Technology	—	414,448	—	414,448
Materials	—	323,692	—	323,692
Real Estate	—	293,597	—	293,597
Utilities	—	678,205	—	678,205
Investment Companies	4,057,908	—	—	4,057,908
Mortgage-Backed Securities	—	3,008,038	—	3,008,038
Short-Term Investments
Investment Company	891,862	—	—	891,862
Repurchase Agreement	—	103,466	—	103,466
U.S. Treasury Obligations	—	17,044,022	—	17,044,022
Total Return Swaps	—	806,617	—	806,617
U.S. Treasury Obligations	—	6,266,145	—	6,266,145

Total Assets	$21,817,364	$43,440,816	$—	$65,258,180

Total Liabilities	$—	$—	$—	$—

Total	$21,817,364	$43,440,816	$—	$65,258,180

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,657,777
Aggregate gross unrealized depreciation	(719,199)

Net unrealized appreciation	$6,938,578

Federal income tax cost of investments in securities and derivative instruments, if applicable	$58,319,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.9%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$642,186	$613,874
ABFC Trust,
Series 2007-WMC1 A1A
1.359%, 6/25/37(l)	3,230,880	2,792,848
AIMCO CLO,
Series 2018-AA D
2.773%, 4/17/31(l)§	500,000	489,432
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	3,816,768	3,799,809
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,422,754
Apidos CLO XII,
Series 2013-12A DR
2.841%, 4/15/31(l)§	500,000	482,590
Apidos CLO XXI,
Series 2015-21A CR
2.673%, 7/18/27(l)§	500,000	489,993
Apres Static CLO 2 Ltd.,
Series 2020-1A B
3.991%, 4/15/28(l)§	1,000,000	1,000,750
Series 2020-1A C
4.541%, 4/15/28(l)§	1,000,000	1,000,339
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
2.373%, 10/17/30(l)§	500,000	499,997
Atrium IX,
Series 9A DR
3.791%, 5/28/30(l)§	500,000	495,941
Babson CLO Ltd.,
Series 2015-2A DR
3.174%, 10/20/30(l)§	500,000	495,717
Series 2015-IA DR
2.824%, 1/20/31(l)§	500,000	482,588
Bain Capital Credit CLO Ltd.,
Series 2020-5A D
3.822%, 1/20/32(l)§	1,000,000	1,001,741
Barings CLO Ltd.,
Series 2017-1A D
3.823%, 7/18/29(l)§	500,000	500,179
Series 2019-1A D
4.091%, 4/15/31(l)§	500,000	500,159
Series 2019-2A C
4.091%, 4/15/31(l)§	500,000	500,148
Canyon Capital CLO Ltd.,
Series 2014-1A CR
2.955%, 1/30/31(l)§	500,000	480,099
Series 2014-2A DR
3.891%, 4/15/29(l)§	500,000	497,206
Series 2017-1A D
3.841%, 7/15/30(l)§	500,000	500,025
Series 2021-1A D
0.000%, 4/15/34(l)§	500,000	499,946
Canyon CLO Ltd.,
Series 2020-1A B
2.991%, 7/15/28(l)§	1,000,000	1,006,234
Carlyle US CLO Ltd.,
Series 2021-1A D
6.190%, 4/15/34(l)§	500,000	484,286
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	396,410	395,567
Series 2021-1A B
6.656%, 1/15/46§	1,804,829	1,856,505
Catamaran CLO Ltd.,
Series 2016-1A CR
3.973%, 1/18/29(l)§	500,000	492,685
Series 2018-1A A1
1.468%, 10/25/31(l)§	500,000	500,013
CBAM Ltd.,
Series 2019-10A B
2.274%, 4/20/32(l)§	500,000	500,159
CHCP Ltd.,
Series 2021-FL1 C
2.206%, 2/15/38(l)§	550,000	550,858
CIFC Funding Ltd.,
Series 2015-4A CR2
3.109%, 4/20/34(l)§	1,000,000	979,605
Series 2017-1A D
3.724%, 4/23/29(l)§	1,000,000	1,000,107
Series 2020-2A B
2.424%, 8/24/32(l)§	1,000,000	1,004,197
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	1,000,000	985,136
Cook Park CLO Ltd.,
Series 2018-1A C
1.973%, 4/17/30(l)§	1,000,000	1,000,022
Series 2018-1A D
2.823%, 4/17/30(l)§	500,000	491,137
Crown Point CLO 9 Ltd.,
Series 2020-9A C
3.834%, 7/14/32(l)§	500,000	500,834
Crown Point CLO IV Ltd.,
Series 2018-4A C
2.124%, 4/20/31(l)§	500,000	496,478
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	495,658
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,487,340
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
3.294%, 8/15/31(l)§	500,000	500,278
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
0.000%, 4/20/34(l)§	500,000	499,947
Series 2016-43A DRR
3.774%, 7/20/29(l)§	500,000	500,146
Dryden 57 CLO Ltd.,
Series 2018-57A D
2.744%, 5/15/31(l)§	500,000	490,049
Dryden 77 CLO Ltd.,
Series 2020-77A C
3.882%, 5/20/31(l)§	500,000	500,524
Elevation CLO Ltd.,
Series 2013-1A BR2
3.444%, 8/15/32(l)§	1,250,000	1,234,828
Elmwood CLO II Ltd.,
Series 2019-2A B
2.324%, 4/20/31(l)§	500,000	500,181
ENA Norte Trust,
4.950%, 4/25/23(m)	386,769	396,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	$478,623	$482,454
Fremont Home Loan Trust,
Series 2006-D 1A1
0.249%, 11/25/36(l)	5,798,881	3,930,455
Galaxy XVIII CLO Ltd.,
Series 2018-28A D
3.241%, 7/15/31(l)§	500,000	490,102
Gilbert Park CLO Ltd.,
Series 2017-1A D
3.191%, 10/15/30(l)§	500,000	498,588
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
3.074%, 4/20/30(l)§	1,000,000	987,999
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	472,998	485,818
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49§	539,853	572,565
Invitation Homes Trust,
Series 2018-SFR1 C
1.357%, 3/17/37(l)§	740,000	741,607
Series 2018-SFR1 D
1.558%, 3/17/37(l)§	489,822	490,580
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	1,000,000	1,044,982
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	434,262	436,889
LCM 28 Ltd.,
Series 28A D
3.174%, 10/20/30(l)§	500,000	483,338
LCM XXI LP,
Series 21A DR
3.024%, 4/20/28(l)§	500,000	490,634
Long Point Park CLO Ltd.,
Series 2017-1A C
2.623%, 1/17/30(l)§	500,000	480,651
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,255,194	1,262,656
Madison Park Funding XI Ltd.,
Series 2013-11A DR
3.468%, 7/23/29(l)§	500,000	487,567
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
3.172%, 10/22/30(l)§	500,000	496,846
Madison Park Funding XX Ltd.,
Series 2016-20A DR
3.213%, 7/27/30(l)§	900,000	886,668
MidOcean Credit CLO III,
Series 2014-3A BR
2.024%, 4/21/31(l)§	1,000,000	979,983
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	270,084	291,107
Series 2018-2GS A
4.200%, 2/22/44§	428,663	465,944
Series 2019-2A B
3.280%, 9/20/40§	434,626	446,314
Nassau Ltd.,
Series 2018-IA A
1.391%, 7/15/31(l)§	500,000	497,290
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	5,000,000	5,015,100
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	457,795	470,445
Ocean Trails CLO 8,
Series 2020-8A B
2.741%, 7/15/29(l)§	500,000	500,773
Octagon 53 Ltd.,
Series 2021-1A E
6.668%, 4/15/34(l)§	1,000,000	1,000,000
Octagon Investment Partners 31 LLC,
Series 2017-1A DR
3.624%, 7/20/30(l)§	500,000	496,951
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
2.724%, 1/20/30(l)§	500,000	475,458
Octagon Investment Partners 48 Ltd.,
Series 2020-3A D
4.232%, 10/20/31(l)§	800,000	803,125
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
3.923%, 7/19/30(l)§	500,000	495,198
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
3.274%, 10/20/30(l)§	500,000	498,423
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
6.473%, 4/18/33(l)§	1,000,000	990,419
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	2,241,330	2,276,559
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	987,500	1,006,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	$443,955	$440,447
SBA Tower Trust (REIT),
3.168%, 4/11/22§	250,000	250,425
Sound Point CLO XXVI Ltd.,
Series 2020-1A C
3.524%, 7/20/30(l)§	500,000	500,697
Series 2020-1A D
4.924%, 7/20/30(l)§	500,000	502,171
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	110,596	110,746
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	515,195
Series 2020-1A A2
1.893%, 8/25/45§	500,000	501,090
STWD Ltd.,
Series 2019-FL1 D
2.456%, 7/15/38(l)§	713,000	698,760
Sunnova Helios II Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	742,373	733,273
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	745,742	743,941
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	484,198	510,842
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	379,000	378,383
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	423,333	422,745
Textainer Marine Containers VIII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	476,606	477,636
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
3.141%, 1/15/31(l)§	500,000	478,457
Series 2014-2A ER
5.991%, 1/15/31(l)§	500,000	440,816
Series 2017-1A C
2.523%, 4/18/29(l)§	1,000,000	1,000,083
Series 2017-1A D
3.973%, 4/18/29(l)§	250,000	249,760
Series 2017-3A D
3.391%, 10/15/30(l)§	1,000,000	999,956
Series 2018-1A B
1.891%, 7/15/30(l)§	2,000,000	1,990,228
Series 2018-1A D
3.141%, 7/15/30(l)§	500,000	489,270
Series 2018-1A E
5.741%, 7/15/30(l)§	500,000	465,744
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	621,953	631,018
Towd Point Mortgage Trust,
Series 2019-1 M1
3.735%, 3/25/58(l)§	2,500,000	2,671,616
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	478,750	474,603
Series 2021-1A A
1.860%, 3/20/46§	1,000,000	978,022
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	464,410	456,283
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	245,542
Venture XVIII CLO Ltd.,
Series 2014-18A BR
1.891%, 10/15/29(l)§	500,000	496,525
Venture XX CLO Ltd.,
Series 2015-20A CR
2.141%, 4/15/27(l)§	500,000	500,031
VERDE CLO Ltd.,
Series 2019-1A D
4.041%, 4/15/32(l)§	1,000,000	1,000,800
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	959,887	1,029,776
Voya CLO Ltd.,
Series 2014-4A DR
6.184%, 7/14/31(l)§	1,000,000	863,045
Series 2017-3A C
3.774%, 7/20/30(l)§	1,500,000	1,500,000
Series 2017-3A CR
1.000%, 4/20/34(l)§	1,500,000	1,500,000
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	922,586	922,799
Wind River CLO Ltd.,
Series 2015-2A ER
5.791%, 10/15/27(l)§	500,000	472,835
York CLO 1 Ltd.,
Series 2014-1A CRR
2.322%, 10/22/29(l)§	1,000,000	1,000,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
York CLO-2 Ltd.,
Series 2015-1A CR
2.072%, 1/22/31(l)§	$500,000	$499,998

Total Asset-Backed Securities		98,998,737

Collateralized Mortgage Obligations (12.6%)
Alternative Loan Trust,
Series 2005-69 A1
1.259%, 12/25/35(l)	1,687,363	1,627,509
Series 2006-19CB A15
6.000%, 8/25/36	220,646	176,989
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	266,126	266,862
Series 2007-5 3A1
6.000%, 7/25/37	2,139,788	2,032,118
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	2,899,794	2,891,852
BRAVO Residential Funding Trust,
Series 2021-A A1
1.991%, 10/25/59(e)§	4,762,755	4,758,270
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	2,357,140	1,743,078
Series 2006-J4 A5
6.250%, 9/25/36	412,096	266,776
Series 2007-14 A18
6.000%, 9/25/37	1,771,213	1,333,519
Series 2007-HY1 1A1
2.790%, 4/25/37(l)	258,606	251,962
Series 2007-HY1 2A1
3.256%, 3/25/37(l)	141,373	142,218
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
2.582%, 3/25/36(l)	217,543	210,432
Series 2006-AR7 2A3A
2.978%, 11/25/36(l)	602,807	575,726
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,655,112	1,658,017
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
0.589%, 4/25/36(l)	967,127	886,725
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,239,548	1,930,298
FHLMC,
Series 360 250
2.500%, 11/15/47 STRIPS	3,075,427	3,091,236
Series 3998 AZ
4.000%, 2/15/42	1,903,935	2,071,548
Series 4050 ND
2.500%, 9/15/41	863,958	882,238
Series 4076 QD
2.500%, 11/15/41	764,367	786,073
Series 4471 GA
3.000%, 2/15/44	396,615	415,839
Series 4483 CA
3.000%, 6/15/44	208,411	218,507
Series 4673 NT
3.500%, 9/15/43	1,246,421	1,256,125
Series 4745 EC
3.000%, 12/15/44	490,651	503,336
Series 4750 PA
3.000%, 7/15/46	703,608	727,852
Series 4934 P
2.500%, 11/15/40	3,700,168	3,867,647
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	1,630,671	1,628,662
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	2,537,130	1,750,755
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,984,140
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	130,281	130,349
Series 2013-18 CD
1.500%, 10/25/27	504,732	514,928
Series 2013-54 NP
2.500%, 3/25/43	1,498,585	1,558,426
Series 2015-42 CA
3.000%, 3/25/44	584,251	598,962
Series 2015-80 CA
3.000%, 4/25/40	706,185	708,472
Series 2015-9 HA
3.000%, 1/25/45	265,271	284,116
Series 2016-55 EA
1.750%, 7/25/43	2,404,575	2,400,333
Series 2017-46 ZL
3.500%, 6/25/57	3,201,408	3,499,467
Series 2017-98 PA
3.000%, 12/25/47	522,588	542,035
Series 2018-38 LA
3.000%, 6/25/48	657,896	687,404
Series 2018-44 PZ
3.500%, 6/25/48	1,932,159	2,109,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
0.349%, 4/25/47(l)	$3,575,249	$3,379,949
New Residential Mortgage Loan Trust,
Series 2020-NPL2 A1
3.228%, 8/25/60(e)§	2,574,203	2,594,840
PRPM LLC,
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	3,095,456
RALI Series Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	2,238,810	2,163,628
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	1,400,781	1,347,357
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,745,052	1,120,598
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	222,277	220,574
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,278,496	2,412,352
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
0.989%, 10/25/35(l)	1,486,161	1,457,605
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	203,837	203,579
Toorak Mortgage Corp. Ltd.,
Series 2018-1 A1
4.336%, 8/25/21(e)§	608,227	609,749
Verus Securitization Trust,
Series 2019-3 M1
3.139%, 7/25/59(l)§	3,000,000	3,002,661
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,227,307
Series 2020-NPL1 A1
3.598%, 8/25/50(e)§	948,938	954,081
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	234,578	232,088
Series 2007-PA6 A1
3.149%, 12/28/37(l)	1,798,240	1,775,899

Total Collateralized Mortgage Obligations		78,767,892

Commercial Mortgage-Backed Securities (9.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§	516,000	542,406
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 D
2.456%, 3/15/36(l)§	805,000	801,128
Series 2019-CRE6 D
2.406%, 9/15/36(l)§	904,000	897,417
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	605,962
Series 2017-BNK5 C
4.255%, 6/15/60(l)	600,000	619,513
Series 2018-BN10 C
4.163%, 2/15/61(l)	495,000	516,864
Series 2019-BN19 XA
0.959%, 8/15/61 IO(l)	6,818,357	465,363
Series 2021-BN32 XA
0.894%, 4/15/54 IO(l)	14,297,000	892,576
BBCMS Mortgage Trust,
Series 2018-TALL F
3.341%, 3/15/37(l)§	550,000	506,626
Series 2020-C6 F5TC
3.688%, 2/15/53(l)§	644,000	622,804
Series 2020-C8 C
3.358%, 10/15/53(l)	500,000	497,146
Benchmark Mortgage Trust,
Series 2018-B2 C
4.199%, 2/15/51(l)	803,000	839,691
Series 2018-B5 C
4.610%, 7/15/51(l)	600,000	660,241
Series 2019-B10 C
3.750%, 3/15/62	494,000	509,002
Series 2020-B18 C
3.647%, 7/15/53(l)	600,000	616,772
Series 2021-B23 XA
1.280%, 2/15/54 IO(l)	4,891,367	488,004
BFLD,
Series 2019-DPLO E
2.346%, 10/15/34(l)§	340,000	336,602
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	531,391
Series 2019-OC11 E
4.075%, 12/9/41(l)§	479,000	469,813
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	484,689
CF Trust,
Series 2019-MF1 E
3.200%, 8/21/32(l)§	722,000	713,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2017-C8 B
4.199%, 6/15/50(l)	$514,000	$568,002
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.419%, 2/10/48(l)	725,000	767,962
Series 2016-GC36 B
4.751%, 2/10/49(l)	504,000	565,428
Series 2016-P4 XA
1.953%, 7/10/49 IO(l)	739,263	58,540
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	364,505
Series 2019-GC41 B
3.199%, 8/10/56	640,000	655,710
Series 2019-SST2 E
2.106%, 12/15/36(l)§	779,000	779,242
Series 2020-420K D
3.312%, 11/10/42(l)§	350,000	333,258
Series 2020-420K E
3.312%, 11/10/42(l)§	350,000	317,436
Series 2020-555 F
3.503%, 12/10/41(l)§	364,000	309,595
Series 2020-555 G
3.503%, 12/10/41(l)§	364,000	292,483
Series 2020-GC46 B
3.150%, 2/15/53(l)	557,000	568,805
Commercial Mortgage Trust,
Series 2013-CR10 XA
0.655%, 8/10/46 IO(l)	1,669,615	23,177
Series 2013-CR11 B
5.112%, 8/10/50(l)	754,000	799,981
Series 2015-CR25 B
4.534%, 8/10/48(l)	675,000	744,770
Series 2015-CR26 C
4.480%, 10/10/48(l)	503,000	546,464
Series 2015-CR26 XA
0.929%, 10/10/48 IO(l)	1,159,480	41,180
Series 2015-DC1 C
4.308%, 2/10/48(l)	100,000	102,307
Series 2015-LC23 C
4.620%, 10/10/48(l)	64,000	69,637
Series 2016-CR28 C
4.639%, 2/10/49(l)	66,000	71,471
Series 2016-DC2 XA
0.958%, 2/10/49 IO(l)	931,550	36,275
Series 2018-HCLV C
1.806%, 9/15/33(l)§	534,000	526,668
Series 2020-CX D
2.683%, 11/10/46(l)§	900,000	864,937
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.826%, 4/15/50 IO(l)	1,342,815	35,460
Series 2015-C4 C
4.563%, 11/15/48(l)	371,000	403,175
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	524,859
Series 2017-CX10 B
3.892%, 11/15/50(l)	825,000	890,276
Series 2018-C14 C
4.890%, 11/15/51(l)	640,000	689,258
Series 2020-C19 XA
1.120%, 3/15/53 IO(l)	6,033,233	493,988
Fontainebleau Miami Beach Trust,
Series 2019-FBLU E
3.963%, 12/10/36(l)§	239,000	244,220
Series 2019-FBLU F
3.963%, 12/10/36(l)§	244,000	245,308
Series 2019-FBLU G
3.963%, 12/10/36(l)§	282,000	279,990
Great Wolf Trust,
Series 2019-WOLF F
3.237%, 12/15/36(l)§	478,000	456,501
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.487%, 2/10/46 IO(l)	1,113,267	25,193
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
1.356%, 7/15/35(l)§	272,000	264,693
Series 2019-SMP E
2.706%, 8/15/32(l)§	550,000	508,768
Series 2019-SOHO E
1.981%, 6/15/36(l)§	505,000	484,081
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.511%, 11/10/47(l)§	289,000	196,863
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	608,065
Series 2016-GS2 B
3.759%, 5/10/49(l)	644,000	688,340
Series 2017-GS6 B
3.869%, 5/10/50	515,000	559,633
Series 2020-GC45 B
3.405%, 2/13/53(l)	516,000	552,517
HPLY Trust,
Series 2019-HIT F
3.256%, 11/15/36(l)§	419,784	401,952
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
0.922%, 1/15/49 IO(l)	736,356	27,770
Series 2016-JP2 B
3.460%, 8/15/49	28,000	29,177
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	331,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
3.972%, 9/15/47(l)§	$370,000	$366,829
Series 2015-C27 D
3.854%, 2/15/48(l)§	347,000	314,042
Series 2015-C32 B
4.389%, 11/15/48(l)	503,000	527,203
Series 2015-C32 C
4.651%, 11/15/48(l)	91,000	74,542
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.759%, 7/15/50(l)	800,000	833,250
Series 2019-COR4 B
4.440%, 3/10/52	754,000	829,990
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	848,960
Series 2016-C2 XA
1.565%, 6/15/49 IO(l)	845,374	48,453
Series 2020-COR7 C
3.726%, 5/13/53(l)	528,000	542,794
KKR Industrial Portfolio Trust,
Series 2021-KDIP E
1.656%, 12/15/37(l)§	827,000	822,867
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	418,508
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.586%, 3/10/49(l)§	72,000	74,358
MBRT,
Series 2019-MBR F
2.655%, 11/15/36(l)§	475,000	467,878
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 AS
2.956%, 7/15/35(l)§	505,000	513,155
MKT Mortgage Trust,
Series 2020-525M E
2.941%, 2/12/40(l)§	275,000	259,444
Series 2020-525M F
2.941%, 2/12/40(l)§	275,000	248,276
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	130,538
Series 2015-C20 C
4.462%, 2/15/48(l)	893,000	956,422
Series 2017-C33 B
4.105%, 5/15/50	753,000	829,348
Morgan Stanley Capital I,
Series 2017-HR2 C
4.224%, 12/15/50(l)	845,000	898,936
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
0.874%, 12/15/48 IO(l)	1,016,691	34,669
Series 2016-UB11 XA
1.506%, 8/15/49 IO(l)	878,164	51,401
MRCD Mortgage Trust,
Series 2019-PARK G
2.718%, 12/15/36§	525,000	487,922
MSCG Trust,
Series 2018-SELF F
3.156%, 10/15/37(l)§	660,000	659,591
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
1.953%, 10/10/48 IO(l)	612,516	41,183
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,416,644
Series 2017-C2 C
4.295%, 8/15/50(l)	800,000	799,634
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	379,623
Series 2017-C7 C
4.582%, 12/15/50(l)	1,009,000	1,064,998
Series 2018-C10 C
5.088%, 5/15/51(l)	640,000	693,942
Series 2019-C16 B
4.320%, 4/15/52(l)	821,000	928,167
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.084%, 3/10/46(l)§	499,000	384,321
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	1,017,141	1,017,233
Series 2019-1 M2
4.010%, 3/25/49(l)§	347,997	341,653
Series 2019-1 M3
4.120%, 3/25/49(l)§	370,231	361,522
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	45,000	10,384
Series 2015-C28 C
4.094%, 5/15/48(l)	490,000	502,380
Series 2015-C30 XA
0.890%, 9/15/58 IO(l)	6,771,210	230,611
Series 2015-C31 C
4.603%, 11/15/48(l)	105,000	109,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-P2 XA
0.922%, 12/15/48 IO(l)	$792,582	$29,930
Series 2016-C32 C
4.721%, 1/15/59(l)	51,000	54,070
Series 2016-C35 B
3.438%, 7/15/48	533,000	562,541
Series 2016-C37 C
4.485%, 12/15/49(l)	627,000	673,070
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	808,454
Series 2016-NXS6 XA
1.612%, 11/15/49 IO(l)	952,169	52,566
Series 2017-RC1 XA
1.490%, 1/15/60 IO(l)	1,160,221	70,020
Series 2019-C49 B
4.546%, 3/15/52	779,000	873,724
Series 2019-C49 C
4.866%, 3/15/52(l)	779,000	854,189
Series 2019-C50 B
4.192%, 5/15/52	412,000	461,764
Series 2019-C50 C
4.345%, 5/15/52	412,000	427,220
Series 2020-C57 XA
2.100%, 8/15/53 IO(l)	3,657,334	562,288
Series 2020-C58 B
2.704%, 7/15/53	800,000	799,486
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.030%, 8/15/47 IO(l)	2,285,879	59,821
Series 2014-C23 D
3.997%, 10/15/57(l)§	517,000	516,394

Total Commercial Mortgage-Backed Securities		57,293,396

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group 0.5 Ltd.
7.000%, 4/22/21 PIK(y)§	39,019	27,091

Total Communication Services		27,091

Total Convertible Bond		27,091

Corporate Bonds (23.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.300%, 2/15/30	500,000	561,563
3.500%, 9/15/53§	959,000	882,832
3.550%, 9/15/55§	127,000	115,946
Bell Canada
Series US-3
0.750%, 3/17/24	330,000	329,538
CCO Holdings LLC
5.000%, 2/1/28§	60,000	63,294
4.750%, 3/1/30§	140,000	144,725
Frontier Communications Corp.
5.875%, 10/15/27§	50,000	52,937
5.000%, 5/1/28§	110,000	111,650
6.750%, 5/1/29§	60,000	63,093
Level 3 Financing, Inc.
4.625%, 9/15/27§	155,000	158,858
4.250%, 7/1/28§	275,000	278,110
Lumen Technologies, Inc.
5.125%, 12/15/26§	135,000	141,765
4.000%, 2/15/27§	120,000	122,286
Ooredoo International Finance Ltd.
3.250%, 2/21/23(m)	400,000	418,000
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	597,188
Sprint Capital Corp.
6.875%, 11/15/28	170,000	213,727
Telesat Canada
6.500%, 10/15/27§	45,000	44,972
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	526,791
4.400%, 11/1/34	550,000	626,680
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	135,000	132,118
6.125%, 3/1/28§	65,000	66,625

		5,652,698

Entertainment (0.2%)
Activision Blizzard, Inc.
1.350%, 9/15/30	350,000	315,601
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	200,000	201,687
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	185,000	187,775
5.500%, 4/15/29§	175,000	174,344
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	155,000	172,050
4.750%, 10/15/27§	195,000	195,292

		1,246,749

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30	200,000	208,944
Tencent Holdings Ltd.
2.390%, 6/3/30§	700,000	674,702

		883,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	$175,000	$178,062
Charter Communications Operating LLC
4.908%, 7/23/25	515,000	582,522
Comcast Corp.
3.400%, 4/1/30	515,000	557,667
Diamond Sports Group LLC
5.375%, 8/15/26§	90,000	64,484
DISH DBS Corp.
5.875%, 11/15/24	135,000	140,906
GCI LLC
4.750%, 10/15/28§	150,000	153,188
iHeartCommunications, Inc.
8.375%, 5/1/27	30,000	32,212
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	400,000	491,183
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	85,000	89,169
Radiate Holdco LLC
4.500%, 9/15/26§	125,000	125,781
Scripps Escrow II, Inc.
3.875%, 1/15/29§	75,000	73,687
Scripps Escrow, Inc.
5.875%, 7/15/27§	110,000	113,014
Sirius XM Radio, Inc.
4.125%, 7/1/30§	235,000	234,683
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	143,775

		2,980,333

Wireless Telecommunication Services (0.2%)
Digicel Group 0.5 Ltd.
8.000%, 4/1/25 PIK§	26,168	20,269
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	130,000	136,343
T-Mobile USA, Inc.
3.500%, 4/15/25§	180,000	194,204
2.250%, 2/15/26	215,000	216,546
3.375%, 4/15/29	75,000	75,678
2.550%, 2/15/31§	500,000	487,615
2.875%, 2/15/31	65,000	62,660

		1,193,315

Total Communication Services		11,956,741

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Allison Transmission, Inc.
3.750%, 1/30/31§	125,000	120,781
Clarios Global LP
6.250%, 5/15/26§	140,000	148,686
Dana, Inc.
5.625%, 6/15/28	250,000	266,637
Icahn Enterprises LP
6.250%, 5/15/26	180,000	188,100
5.250%, 5/15/27	150,000	154,170

		878,374

Automobiles (0.2%)
Ford Motor Co.
9.000%, 4/22/25	120,000	145,038
Hyundai Capital America
2.650%, 2/10/25§	600,000	619,980
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	300,000	326,397

		1,091,415

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	146,219

Hotels, Restaurants & Leisure (0.7%)
Bally’s Corp.
6.750%, 6/1/27§	230,000	246,245
Boyd Gaming Corp.
4.750%, 12/1/27	260,000	263,887
Caesars Entertainment, Inc.
6.250%, 7/1/25§	175,000	186,165
Caesars Resort Collection LLC
5.250%, 10/15/25§	140,000	140,872
Carnival Corp.
11.500%, 4/1/23§	55,000	62,631
5.750%, 3/1/27§	210,000	214,725
Cedar Fair LP
5.250%, 7/15/29	130,000	133,900
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	212,100
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	30,000	31,556
5.750%, 5/1/28§	35,000	37,626
IRB Holding Corp.
7.000%, 6/15/25§	105,000	112,875
6.750%, 2/15/26(x)§	165,000	171,011
Marriott International, Inc.
Series R
3.125%, 6/15/26	310,000	323,728
McDonald’s Corp.
3.600%, 7/1/30	300,000	326,508
4.450%, 3/1/47	275,000	315,700
MGM Resorts International
6.750%, 5/1/25	235,000	251,450
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	146,138
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	325,000	350,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Viking Cruises Ltd.
13.000%, 5/15/25§	$60,000	$70,425
5.875%, 9/15/27§	310,000	302,444
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	125,000	126,281
Yum! Brands, Inc.
3.625%, 3/15/31	235,000	225,950

		4,252,405

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	178,425
Tempur Sealy International, Inc.
5.500%, 6/15/26	184,000	191,494
4.000%, 4/15/29§	130,000	130,770

		500,689

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.
3.250%, 2/15/30	300,000	304,381
2.950%, 3/15/31§	135,000	133,087
JD.com, Inc.
3.375%, 1/14/30	600,000	617,094

		1,054,562

Multiline Retail (0.1%)
Dollar Tree, Inc.
4.000%, 5/15/25	515,000	567,634

Specialty Retail (0.1%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28	21,000	21,315
4.750%, 3/1/30	22,000	22,468
Home Depot, Inc. (The)
3.900%, 6/15/47	260,000	292,396
Staples, Inc.
7.500%, 4/15/26§	170,000	179,350

		515,529

Textiles, Apparel & Luxury Goods (0.0%)
William Carter Co. (The)
5.500%, 5/15/25§	320,000	340,893

Total Consumer Discretionary		9,347,720

Consumer Staples (1.4%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	465,000	550,368
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	90,000	102,764
Constellation Brands, Inc.
3.150%, 8/1/29	1,050,000	1,100,112
Embotelladora Andina SA
5.000%, 10/1/23(m)	200,000	218,150
Keurig Dr Pepper, Inc.
3.800%, 5/1/50	285,000	302,957
Primo Water Holdings, Inc.
5.500%, 4/1/25§	175,000	179,428
Triton Water Holdings, Inc.
6.250%, 4/1/29§	145,000	147,356

		2,601,135

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	125,000	118,486
Sysco Corp.
3.300%, 2/15/50	490,000	463,730
United Natural Foods, Inc.
6.750%, 10/15/28§	165,000	175,725
US Foods, Inc.
6.250%, 4/15/25§	25,000	26,800

		784,741

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25	90,000	92,138
5.250%, 9/15/27	70,000	72,625
Campbell Soup Co.
2.375%, 4/24/30	150,000	146,819
Flowers Foods, Inc.
2.400%, 3/15/31	155,000	150,773
Kraft Heinz Foods Co.
5.000%, 7/15/35	65,000	74,913
5.200%, 7/15/45	180,000	209,167
Minerva Luxembourg SA
4.375%, 3/18/31§	700,000	681,625
Mondelez International, Inc.
1.875%, 10/15/32	205,000	191,169
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	140,000	150,038
Post Holdings, Inc.
4.625%, 4/15/30§	160,000	160,304
Smithfield Foods, Inc.
4.250%, 2/1/27§	990,000	1,092,713

		3,022,284

Household Products (0.2%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	185,000	190,781
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	340,000	339,150
7.000%, 12/31/27§	205,000	195,953
Spectrum Brands, Inc.
3.875%, 3/15/31§	225,000	219,094

		944,978

Tobacco (0.2%)
Altria Group, Inc.
4.800%, 2/14/29	110,000	126,017
BAT Capital Corp.
3.462%, 9/6/29	825,000	853,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Imperial Brands Finance plc
3.500%, 7/26/26§	$275,000	$293,477

		1,273,207

Total Consumer Staples		8,626,345

Energy (3.1%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	103,375
5.412%, 12/30/25§	160,000	167,400
Halliburton Co.
2.920%, 3/1/30	150,000	149,787
5.000%, 11/15/45	15,000	16,605
Schlumberger Investment SA
2.650%, 6/26/30	125,000	125,380
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	193,843
Transocean, Inc.
11.500%, 1/30/27§	52,000	44,601
USA Compression Partners LP
6.875%, 9/1/27	265,000	272,950

		1,073,941

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	64,014
Apache Corp.
4.625%, 11/15/25	70,000	71,946
4.375%, 10/15/28	100,000	99,500
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	552,372
BP Capital Markets America, Inc.
2.939%, 6/4/51	215,000	190,546
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	317,625
7.250%, 5/3/25(m)	250,000	264,688
Cheniere Energy Partners LP
5.625%, 10/1/26	150,000	156,548
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	233,486
CNX Resources Corp.
6.000%, 1/15/29§	135,000	140,289
Cosan Overseas Ltd.
8.250%, 8/5/21(m)(y)	300,000	306,090
Diamondback Energy, Inc.
0.900%, 3/24/23	190,000	189,312
2.875%, 12/1/24	190,000	200,505
Empresa Electrica Cochrane SpA
5.500%, 5/14/27(m)	541,680	566,394
Enable Midstream Partners LP
4.400%, 3/15/27	200,000	215,484
Energy Transfer Operating LP
2.900%, 5/15/25	145,000	151,063
4.750%, 1/15/26	460,000	508,974
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	275,738
EQT Corp.
8.500%, 2/1/30(e)	115,000	146,372
Exxon Mobil Corp.
2.610%, 10/15/30	245,000	249,501
4.227%, 3/19/40	275,000	305,736
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	250,073	287,662
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,400,000	1,358,070
Geopark Ltd.
6.500%, 9/21/24(m)	300,000	310,969
GNL Quintero SA
4.634%, 7/31/29(m)	500,000	544,750
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	660,000
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	161,560
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	128,750
5.750%, 2/1/29§	125,000	125,938
Indigo Natural Resources LLC
5.375%, 2/1/29§	145,000	142,462
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	470,000	623,174
Marathon Petroleum Corp.
5.125%, 12/15/26	540,000	628,375
Medco Bell Pte. Ltd.
6.375%, 1/30/27§	200,000	201,375
MEG Energy Corp.
7.125%, 2/1/27§	205,000	214,030
5.875%, 2/1/29§	35,000	34,956
NGL Energy Operating LLC
7.500%, 2/1/26§	290,000	297,015
NuStar Logistics LP
6.375%, 10/1/30	150,000	161,813
Occidental Petroleum Corp.
8.000%, 7/15/25	80,000	91,834
3.500%, 8/15/29	120,000	112,425
6.625%, 9/1/30	100,000	112,155
6.125%, 1/1/31	165,000	181,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
ONEOK, Inc.
3.400%, 9/1/29	$150,000	$153,334
Ovintiv Exploration, Inc.
5.625%, 7/1/24	145,000	158,953
Ovintiv, Inc.
7.375%, 11/1/31	120,000	152,700
Parkland Corp.
4.500%, 10/1/29§	195,000	195,673
Parsley Energy LLC
5.625%, 10/15/27§	90,000	97,946
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	43,000	17,875
Peru LNG Srl
5.375%, 3/22/30(m)	550,000	492,250
Petrobras Global Finance BV
6.750%, 6/3/50(x)	950,000	1,009,375
Pioneer Natural Resources Co.
1.900%, 8/15/30	460,000	427,026
PTTEP Treasury Center Co. Ltd.
2.587%, 6/10/27§	200,000	205,312
Rattler Midstream LP
5.625%, 7/15/25§	95,000	99,191
Reliance Industries Ltd.
5.400%, 2/14/22(m)	500,000	519,400
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	515,000	586,525
Sunoco LP
5.500%, 2/15/26	105,000	107,865
6.000%, 4/15/27	90,000	94,275
4.500%, 5/15/29§	65,000	64,675
Targa Resources Partners LP
5.500%, 3/1/30	180,000	188,550
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	561,629
UEP Penonome II SA
6.500%, 10/1/38(m)	700,000	706,125
6.500%, 10/1/38§	450,000	453,938
Western Midstream Operating LP
4.350%, 2/1/25(e)	130,000	134,225

		18,012,284

Total Energy		19,086,225

Financials (5.0%)
Banks (2.4%)
Banco BBVA Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.250%, 9/22/29(k)(m)	100,000	107,938
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	400,000	424,250
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	206,375
7.000%, 2/1/23(m)	200,000	206,375
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29(k)(m)	100,000	109,875
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30(k)(m)	550,000	560,574
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	185,600
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	580,000	639,323
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	400,000	438,497
Bank of Nova Scotia (The)
1.625%, 5/1/23	225,000	230,299
3.400%, 2/11/24	950,000	1,019,990
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 1.574%, 5/16/24(k)	600,000	608,064
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	151,261
2.950%, 3/6/23(m)	800,000	829,000
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	550,000	563,721
CIMB Bank Bhd.
(ICE LIBOR USD 3 Month + 0.78%), 1.005%, 10/9/24(k)(m)	400,000	401,125
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.292%, 5/17/24(k)	905,000	915,805
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.62%), 0.838%, 7/25/22(k)(m)	960,000	963,900
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	216,926
Gilex Holding SARL
8.500%, 5/2/23§	150,000	154,875
8.500%, 5/2/23(m)	200,000	206,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)§	$300,000	$312,188
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 1.564%, 9/12/26(k)	700,000	720,275
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	103,906
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)	375,000	372,468
Korea Development Bank (The)
1.000%, 9/9/26	1,500,000	1,480,463
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	525,000	564,978
Malayan Banking Bhd.
(ICE LIBOR USD 3 Month + 0.80%), 0.992%, 8/16/24(k)(m)	200,000	200,437
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	600,000	597,825
Multibank, Inc.
4.375%, 11/9/22(m)	300,000	307,688
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.648%, 5/17/21(k)(m)	200,000	200,074
4.250%, 6/19/24(m)	200,000	218,625
Union Bank of the Philippines
3.369%, 11/29/22(m)	200,000	207,375
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	275,000	293,866
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	275,000	283,214

		15,003,655

Capital Markets (0.8%)
Ares Capital Corp.
2.150%, 7/15/26	325,000	316,116
Charles Schwab Corp. (The)
0.750%, 3/18/24	635,000	637,856
Credit Suisse Group AG
(SOFR + 0.98%), 1.305%, 2/2/27(k)§	595,000	575,137
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.364%, 5/15/26(k)	750,000	760,998
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	335,250
Macquarie Group Ltd.
(ICE LIBOR USD 3 Month + 1.33%), 4.150%, 3/27/24(k)§	535,000	570,475
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	525,000	569,398
Temasek Financial I Ltd.
1.000%, 10/6/30(m)(x)	250,000	227,347
1.000%, 10/6/30§	1,200,000	1,091,268

		5,083,845

Consumer Finance (1.0%)
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	1,090,000	1,080,942
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.932%, 1/30/23(k)	165,000	166,141
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	300,000	318,300
Discover Financial Services
4.100%, 2/9/27	650,000	720,667
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.24%),
1.429%, 2/15/23(k)	325,000	322,644
4.389%, 1/8/26	200,000	209,746
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.228%, 1/5/23(k)	1,005,000	1,013,251
Mexarrend SAPI de CV
10.250%, 7/24/24§	300,000	295,125
Navient Corp.
5.000%, 3/15/27	85,000	85,213
OneMain Finance Corp.
6.625%, 1/15/28	130,000	147,063
Synchrony Financial
3.950%, 12/1/27	555,000	598,143
Unifin Financiera SAB de CV
7.375%, 2/12/26(m)	1,100,000	1,063,906

		6,021,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (0.3%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	$400,000	$417,000
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	229,015	217,135
Operadora de Servicios Mega SA de CV Sofom ER
8.250%, 2/11/25§	350,000	353,566
Petronas Capital Ltd.
3.500%, 4/21/30§	200,000	213,774
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	336,064	329,028
(Zero Coupon), 12/5/22(m)	168,032	164,514
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	235,063

		1,930,080

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	265,000	260,614
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	111,589
Athene Global Funding
3.000%, 7/1/22§	553,000	570,073
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	185,000	170,684
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	144,787
NFP Corp.
6.875%, 8/15/28§	115,000	118,737
Prudential Financial, Inc.
3.905%, 12/7/47	255,000	272,601
Willis North America, Inc.
4.500%, 9/15/28	490,000	559,990

		2,209,075

Thrifts & Mortgage Finance (0.1%)
BPCE SA
1.000%, 1/20/26§	325,000	317,048
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	135,000	135,378
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	265,000	253,406

		705,832

Total Financials		30,953,628

Health Care (1.4%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	571,000	680,169

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	69,000	75,514

Health Care Providers & Services (0.9%)
Anthem, Inc.
2.375%, 1/15/25	630,000	663,035
Centene Corp.
5.375%, 8/15/26§	145,000	152,779
3.000%, 10/15/30	105,000	104,563
2.500%, 3/1/31	550,000	522,500
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.131%, 7/15/23(k)	875,000	884,513
4.900%, 12/15/48	435,000	532,238
Community Health Systems, Inc.
6.000%, 1/15/29§	200,000	211,300
6.875%, 4/15/29§	145,000	151,199
CVS Health Corp.
5.050%, 3/25/48	265,000	325,264
HCA, Inc.
5.375%, 9/1/26	305,000	344,269
4.125%, 6/15/29	275,000	304,001
Legacy LifePoint Health LLC
6.750%, 4/15/25§	95,000	100,997
4.375%, 2/15/27§	120,000	117,600
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	153,125
RP Escrow Issuer LLC
5.250%, 12/15/25§	205,000	211,663
Select Medical Corp.
6.250%, 8/15/26§	500,000	530,275
Tenet Healthcare Corp.
5.125%, 11/1/27§	175,000	182,998
6.125%, 10/1/28§	240,000	249,360

		5,741,679

Life Sciences Tools & Services (0.0%)
Illumina, Inc.
0.550%, 3/23/23	220,000	219,802

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	305,000	323,681
Bristol-Myers Squibb Co.
4.350%, 11/15/47	550,000	655,028
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	125,000	126,484
Merck & Co., Inc.
3.400%, 3/7/29	575,000	632,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Royalty Pharma plc
3.300%, 9/2/40§	$305,000	$294,274
Viatris, Inc.
1.650%, 6/22/25§	200,000	200,503

		2,232,067

Total Health Care		8,949,231

Industrials (1.9%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	325,000	321,495
Bombardier, Inc.
6.000%, 10/15/22§	120,000	120,000
Northrop Grumman Corp.
5.150%, 5/1/40	375,000	468,391
Teledyne Technologies, Inc.
2.250%, 4/1/28	315,000	313,355
TransDigm, Inc.
8.000%, 12/15/25§	30,000	32,606
6.250%, 3/15/26§	190,000	201,123
6.375%, 6/15/26	85,000	87,869
5.500%, 11/15/27	115,000	119,134
Triumph Group, Inc.
7.750%, 8/15/25	85,000	85,850

		1,749,823

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	275,000	321,282

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	255,000	270,619
Mileage Plus Holdings LLC
6.500%, 6/20/27§	170,000	186,150
Southwest Airlines Co.
4.750%, 5/4/23	300,000	323,934

		780,703

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	173,000	186,191
5.000%, 3/1/30§	120,000	125,526
Carrier Global Corp.
3.377%, 4/5/40	350,000	348,190
Griffon Corp.
5.750%, 3/1/28	280,000	297,850
Owens Corning
4.400%, 1/30/48	240,000	261,293

		1,219,050

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	121,955
9.750%, 7/15/27§	220,000	241,384
Clean Harbors, Inc.
4.875%, 7/15/27§	180,000	189,900
Garda World Security Corp.
8.750%, 5/15/25§	140,000	146,125
GFL Environmental, Inc.
3.750%, 8/1/25§	165,000	167,475
4.000%, 8/1/28§	255,000	246,075
3.500%, 9/1/28§	280,000	270,900
NongHyup Bank
1.250%, 7/20/25§	400,000	396,851
Prime Security Services Borrower LLC
3.375%, 8/31/27§	185,000	179,450

		1,960,115

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	150,000	152,625

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	500,000	637,873
Roper Technologies, Inc.
1.750%, 2/15/31	685,000	636,184

		1,274,057

Machinery (0.0%)
Colfax Corp.
6.375%, 2/15/26§	160,000	169,600

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	75,000	80,175
Jaguar Holding Co. II
5.000%, 6/15/28§	85,000	88,315

		168,490

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	560,000	596,317
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	25,000	25,031
NESCO Holdings II, Inc.
5.500%, 4/15/29§	45,000	46,148
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	255,000	284,491
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	115,719
Union Pacific Corp.
3.700%, 3/1/29	500,000	551,519

		1,619,225

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	220,000	231,145
Aircastle Ltd.
2.850%, 1/26/28§	325,000	308,933
Aviation Capital Group LLC
5.500%, 12/15/24§	315,000	352,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	$210,000	$214,725
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	146,348

		1,253,824

Transportation Infrastructure (0.2%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31§	300,000	286,648
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	263,672
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	400,000	393,006
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	239,713
3.625%, 4/28/26§	225,000	242,731

		1,425,770

Total Industrials		12,094,564

Information Technology (0.9%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	135,000	143,437

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	275,000	297,157
Vontier Corp.
2.400%, 4/1/28§	185,000	181,740

		478,897

IT Services (0.2%)
Endure Digital, Inc.
6.000%, 2/15/29§	205,000	200,132
GTT Communications, Inc.
7.875%, 12/31/24§	85,000	14,131
Tempo Acquisition LLC
6.750%, 6/1/25§	290,000	295,075
Western Union Co. (The)
2.750%, 3/15/31	660,000	629,630

		1,138,968

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
3.150%, 11/15/25	105,000	112,620
3.419%, 4/15/33§	345,000	346,829
Marvell Technology Group Ltd.
4.200%, 6/22/23	550,000	589,220
Micron Technology, Inc.
2.497%, 4/24/23	250,000	258,949
NXP BV
3.875%, 6/18/26§	305,000	334,492
Texas Instruments, Inc.
1.750%, 5/4/30	175,000	166,967

		1,809,077

Software (0.1%)
Fortinet, Inc.
1.000%, 3/15/26	335,000	327,081
Oracle Corp.
3.600%, 4/1/50	380,000	366,060

		693,141

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
5.300%, 10/1/29§	580,000	678,377
NetApp, Inc.
1.875%, 6/22/25	305,000	313,466

		991,843

Total Information Technology		5,255,363

Materials (1.2%)
Chemicals (0.2%)
DuPont de Nemours, Inc.
5.419%, 11/15/48	200,000	258,530
Ingevity Corp.
3.875%, 11/1/28§	165,000	159,225
MEGlobal Canada ULC
5.000%, 5/18/25§	200,000	221,937
Nutrien Ltd.
4.200%, 4/1/29	485,000	544,556

		1,184,248

Construction Materials (0.1%)
Inversiones CMPC SA
4.500%, 4/25/22(m)	500,000	512,344

Containers & Packaging (0.3%)
Berry Global, Inc.
5.625%, 7/15/27§	190,000	200,688
CCL Industries, Inc.
3.050%, 6/1/30§	200,000	202,498
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	165,000	167,508
Packaging Corp. of America
3.000%, 12/15/29	315,000	327,909
Silgan Holdings, Inc.
4.125%, 2/1/28	195,000	201,152
WRKCo, Inc.
3.750%, 3/15/25	565,000	612,779

		1,712,534

Metals & Mining (0.6%)
Anglo American Capital plc
4.500%, 3/15/28§	500,000	562,350
Arconic Corp.
6.125%, 2/15/28§	240,000	255,583
CSN Islands XII Corp.
7.000%, 6/23/21(m)(x)(y)	400,000	401,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	$200,000	$217,250
Novelis Corp.
4.750%, 1/30/30§	70,000	72,108
POSCO
2.375%, 11/12/22(m)	200,000	205,025
2.375%, 1/17/23(m)(x)	400,000	410,982
2.750%, 7/15/24(m)	400,000	422,000
SunCoke Energy Partners LP
7.500%, 6/15/25§	160,000	166,200
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	168,244
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	1,200,000	964,500

		3,845,242

Total Materials		7,254,368

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	200,000	181,070
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	753,771
3.600%, 1/15/28	60,000	64,685
3.950%, 3/15/29	525,000	577,215
Boston Properties LP (REIT)
3.400%, 6/21/29	550,000	577,035
Corporate Office Properties LP (REIT)
2.750%, 4/15/31	75,000	72,467
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	327,290
3.650%, 9/1/27	594,000	645,653
3.800%, 2/15/28	85,000	92,340
3.300%, 7/1/30	105,000	109,257
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	822,330
Equinix, Inc. (REIT)
1.800%, 7/15/27	300,000	294,435
2.150%, 7/15/30	750,000	711,675
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	120,000	121,884
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	98,860
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27	170,000	187,124
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	175,000	171,795
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	75,000	72,100
Simon Property Group LP (REIT)
2.450%, 9/13/29	290,000	285,652
Uniti Group LP (REIT)
6.500%, 2/15/29§	145,000	143,768
VICI Properties LP (REIT)
3.750%, 2/15/27§	20,000	19,981
4.125%, 8/15/30§	105,000	105,263
Welltower, Inc. (REIT)
2.800%, 6/1/31	325,000	322,950

		6,758,600

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	105,000	114,296
5.750%, 1/15/29§	145,000	142,532

		256,828

Total Real Estate		7,015,428

Utilities (3.8%)
Electric Utilities (2.8%)
AES Andres BV
7.950%, 5/11/26(m)	700,000	727,562
AES Argentina Generacion SA
7.750%, 2/2/24(m)	150,000	119,625
AES Panama Generation Holdings SRL
4.375%, 5/31/30§	350,000	362,128
Arizona Public Service Co.
3.350%, 5/15/50	175,000	173,706
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,400,000	1,135,750
Duke Energy Corp.
3.150%, 8/15/27	300,000	320,013
3.950%, 8/15/47	400,000	412,798
Duke Energy Progress LLC
4.150%, 12/1/44	375,000	419,180
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	373,543
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	417,812
Entergy Corp.
2.800%, 6/15/30	150,000	150,947
Eversource Energy
Series R
1.650%, 8/15/30	355,000	325,683
Exelon Corp.
4.050%, 4/15/30	500,000	554,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Fenix Power Peru SA
4.317%, 9/20/27(m)	$172,353	$179,893
Georgia Power Co.
Series A
2.200%, 9/15/24	660,000	688,324
3.250%, 3/15/51	605,000	577,664
Inkia Energy Ltd.
5.875%, 11/9/27(m)	200,000	209,500
ITC Holdings Corp.
3.250%, 6/30/26	600,000	646,833
Korea East-West Power Co. Ltd.
1.750%, 5/6/25§	200,000	202,875
1.750%, 5/6/25(m)	600,000	608,625
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	297,656
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	364,800	425,676
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	530,063
Minejesa Capital BV
4.625%, 8/10/30(m)	600,000	624,816
5.625%, 8/10/37(m)	500,000	523,125
Monongahela Power Co.
5.400%, 12/15/43§	220,000	267,967
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	785,000	767,741
NRG Energy, Inc.
2.000%, 12/2/25§	180,000	179,067
3.625%, 2/15/31§	270,000	263,250
Pacific Gas and Electric Co.
1.367%, 3/10/23	365,000	365,106
2.500%, 2/1/31	325,000	305,481
Pampa Energia SA
7.500%, 1/24/27(m)	550,000	446,050
9.125%, 4/15/29§	150,000	124,032
9.125%, 4/15/29(m)	150,000	124,031
PG&E Corp.
5.000%, 7/1/28	70,000	73,783
Southern Co. (The)
Series A
3.700%, 4/30/30	500,000	539,664
State Grid Overseas Investment 2013 Ltd.
3.125%, 5/22/23(m)	800,000	839,500
State Grid Overseas Investment 2016 Ltd.
1.000%, 8/5/25(m)	200,000	194,825
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)	200,000	212,062
Transelec SA
3.875%, 1/12/29(m)	500,000	545,469
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	300,000	327,750
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	803,578

		17,388,105

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	450,000	520,909
East Ohio Gas Co. (The)
3.000%, 6/15/50§	325,000	297,649
ENN Energy Holdings Ltd.
3.250%, 7/24/22(m)	200,000	205,000
Ferrellgas Escrow LLC
5.375%, 4/1/26§	120,000	119,196
Superior Plus LP
4.500%, 3/15/29§	260,000	262,652

		1,405,406

Independent Power and Renewable Electricity Producers (0.4%)
AES Gener SA
5.000%, 7/14/25(m)	1,300,000	1,325,594
Calpine Corp.
5.125%, 3/15/28§	130,000	130,605
4.625%, 2/1/29§	105,000	102,090
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	568,593
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	295,600	296,837

		2,423,719

Multi-Utilities (0.4%)
Ameren Corp.
3.650%, 2/15/26	550,000	599,838
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	318,334
DTE Energy Co.
2.850%, 10/1/26	300,000	317,301
2.950%, 3/1/30	300,000	306,694
NiSource, Inc.
3.490%, 5/15/27	500,000	543,201
3.600%, 5/1/30	150,000	162,546

		2,247,914

Water Utilities (0.0%)
Essential Utilities, Inc.
2.704%, 4/15/30	305,000	307,720

Total Utilities		23,772,864

Total Corporate Bonds		144,312,477

Foreign Government Securities (3.5%)
Banco Latinoamericano SA
2.375%, 9/14/25§	600,000	609,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Dominican Republic Government Bond
4.875%, 9/23/32§	$1,300,000	$1,313,000
5.300%, 1/21/41§	300,000	295,219
5.875%, 1/30/60(m)	200,000	190,937
Export Import Bank of Thailand
(ICE LIBOR USD 3 Month + 0.90%), 1.082%, 11/20/23(k)(m)	200,000	201,276
(ICE LIBOR USD 3 Month + 0.85%), 1.025%, 5/23/24(k)(m)	400,000	401,906
Federative Republic of Brazil
5.625%, 2/21/47	500,000	507,500
Kingdom of Saudi Arabia
2.375%, 10/26/21(m)	200,000	201,937
2.875%, 3/4/23(m)	200,000	207,838
2.900%, 10/22/25§	200,000	211,750
3.750%, 1/21/55(m)	200,000	195,562
3.450%, 2/2/61(m)	1,350,000	1,242,000
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	853,750
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23(m)	400,000	421,750
4.150%, 3/29/27(m)	200,000	220,563
3.800%, 6/23/50(m)	500,000	506,406
Republic of Chile
3.500%, 1/25/50	400,000	407,125
3.100%, 1/22/61	1,250,000	1,156,250
Republic of Colombia
5.000%, 6/15/45	200,000	213,000
4.125%, 5/15/51	650,000	616,484
Republic of Indonesia
3.375%, 4/15/23(m)	200,000	210,063
4.350%, 1/11/48	200,000	216,938
3.700%, 10/30/49	600,000	609,562
Republic of Panama
4.300%, 4/29/53	200,000	213,938
3.870%, 7/23/60	1,100,000	1,087,281
Republic of Peru
2.783%, 1/23/31	800,000	799,500
3.300%, 3/11/41	450,000	439,875
3.550%, 3/10/51	850,000	827,475
2.780%, 12/1/60	200,000	164,750
Republic of Philippines
2.457%, 5/5/30	300,000	303,033
1.648%, 6/10/31(x)	700,000	660,580
3.700%, 3/1/41	900,000	938,250
3.700%, 2/2/42	500,000	520,313
State of Israel Government Bond
3.375%, 1/15/50	800,000	808,000
State of Qatar
3.375%, 3/14/24(m)	200,000	214,500
United Arab Emirates Government Bond
3.125%, 4/16/30§	200,000	214,000
3.125%, 9/30/49(m)	900,000	855,562
3.875%, 4/16/50(m)	200,000	217,250
United Mexican States
3.750%, 1/11/28	825,000	881,461
4.600%, 2/10/48	500,000	509,531
4.500%, 1/31/50	200,000	201,937
3.771%, 5/24/61	1,100,000	971,094

Total Foreign Government Securities		21,838,334

Mortgage-Backed Securities (11.5%)
FHLMC
2.500%, 1/1/43	390,604	404,039
3.000%, 7/1/45	354,936	373,398
3.000%, 8/1/45	555,572	584,470
3.000%, 4/1/47	1,490,287	1,565,941
4.000%, 4/1/47	1,025,564	1,116,629
4.000%, 10/1/48	486,892	522,994
FHLMC UMBS
3.000%, 8/1/34	1,641,941	1,751,213
1.500%, 3/1/36	3,828,625	3,846,352
3.000%, 4/1/47	1,555,979	1,635,318
2.500%, 11/1/50	6,146,441	6,306,894
FNMA
2.140%, 10/1/29	3,800,000	3,895,130
2.260%, 1/1/30	3,000,000	3,110,522
3.000%, 4/1/45	255,516	267,028
3.000%, 10/1/46	567,812	590,377
2.225%, 12/1/50	6,800,000	6,278,562
FNMA UMBS
3.000%, 3/1/43	1,793,892	1,884,241
3.000%, 9/1/46	1,063,075	1,116,948
3.000%, 12/1/46	2,115,211	2,221,743
3.500%, 12/1/46	2,225,889	2,387,954
2.000%, 11/1/50	5,924,895	5,920,316
2.500%, 11/1/50	5,130,429	5,298,027
2.000%, 12/1/50	5,957,226	5,952,622
2.000%, 1/1/51	4,948,133	4,938,124
2.000%, 2/1/51	9,379,237	9,395,437

Total Mortgage-Backed Securities		71,364,279

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C
5.063%, 5/1/24	110,000	124,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	$150,000	$242,317

Total Municipal Bonds		367,160

U.S. Treasury Obligations (16.1%)
U.S. Treasury Bonds
4.750%, 2/15/37	2,890,000	3,945,753
1.875%, 2/15/41	6,570,000	6,100,109
2.750%, 11/15/42	500,000	534,338
2.750%, 11/15/47	3,170,000	3,378,981
1.875%, 2/15/51	6,070,000	5,365,965
U.S. Treasury Notes
0.125%, 6/30/22	10,310,000	10,312,225
0.250%, 11/15/23	770,000	769,549
0.250%, 3/15/24	20,340,000	20,282,692
2.125%, 9/30/24	3,710,000	3,918,279
2.250%, 10/31/24	4,610,000	4,889,497
2.750%, 2/28/25	2,770,000	2,996,829
3.000%, 9/30/25	4,490,000	4,927,569
0.375%, 11/30/25	790,000	772,378
2.625%, 1/31/26	915,000	990,020
0.750%, 3/31/26	9,570,000	9,482,439
1.625%, 10/31/26	2,800,000	2,879,455
0.500%, 6/30/27	5,060,000	4,826,223
0.500%, 10/31/27	880,000	833,027
1.250%, 3/31/28	10,080,000	9,969,088
0.875%, 11/15/30	765,000	706,900
1.125%, 2/15/31	2,860,000	2,699,544

Total U.S. Treasury Obligations		100,580,860

Total Long-Term Debt Securities (92.1%) (Cost $572,151,307)		573,550,226

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (0.8%)
DoubleLine Floating Rate Fund, Class I‡
Total Investment Company(0.8%) (Cost $5,321,469)	533,930	5,077,676

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	10,753,757	10,759,134

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $742,748, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $757,603.(xx)	$742,748	742,748
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,742,748

U.S. Treasury Obligation (5.0%)
U.S. Treasury Bills
0.02%, 5/6/21(p)	31,240,000	31,239,403

Total Short-Term Investments (7.0%) (Cost $43,737,513)		43,741,285

Total Investments in Securities (99.9%) (Cost $621,210,289)		622,369,187
Other Assets Less Liabilities (0.1%)		561,720

Net Assets (100%)		$622,930,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $183,267,285 or 29.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $31,179,447 or 5.0% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $1,711,492. This was collateralized by cash of $1,742,748 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	0.3
Belgium	0.1
Brazil	0.5
Canada	1.0
Cayman Islands	8.6
Chile	1.1
China	0.5
Colombia	0.5
Dominican Republic	0.5
France	0.1
Germany	0.1
Guatemala	0.0	#
India	0.4
Indonesia	0.6
Ireland	0.2
Israel	0.2
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Malaysia	0.3
Mexico	0.8
Netherlands	0.1
Panama	0.7
Peru	0.7
Philippines	0.6
Qatar	0.1
Saudi Arabia	0.3
Singapore	0.6
South Africa	0.1
South Korea	0.6
Switzerland	0.1
Thailand	0.1
United Arab Emirates	0.5
United Kingdom	0.6
United States	78.8
Cash and Other	0.1

	100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,045,640	—	—	—	32,036	5,077,676	39,196	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$98,998,737	$—	$98,998,737
Collateralized Mortgage Obligations	—	78,767,892	—	78,767,892
Commercial Mortgage-Backed Securities	—	57,293,396	—	57,293,396
Convertible Bonds
Communication Services	—	27,091	—	27,091
Corporate Bonds
Communication Services	—	11,956,741	—	11,956,741
Consumer Discretionary	—	9,347,720	—	9,347,720
Consumer Staples	—	8,626,345	—	8,626,345
Energy	—	19,086,225	—	19,086,225
Financials	—	30,953,628	—	30,953,628
Health Care	—	8,949,231	—	8,949,231
Industrials	—	12,094,564	—	12,094,564
Information Technology	—	5,255,363	—	5,255,363
Materials	—	7,254,368	—	7,254,368
Real Estate	—	7,015,428	—	7,015,428
Utilities	—	23,772,864	—	23,772,864
Foreign Government Securities	—	21,838,334	—	21,838,334
Investment Company	5,077,676	—	—	5,077,676
Mortgage-Backed Securities	—	71,364,279	—	71,364,279
Municipal Bonds	—	367,160	—	367,160
Short-Term Investments
Investment Company	10,759,134	—	—	10,759,134
Repurchase Agreements	—	1,742,748	—	1,742,748
U.S. Treasury Obligation	—	31,239,403	—	31,239,403
U.S. Treasury Obligations	—	100,580,860	—	100,580,860

Total Assets	$15,836,810	$606,532,377	$—	$622,369,187

Total Liabilities	$—	$—	$—	$—

Total	$15,836,810	$606,532,377	$—	$622,369,187

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,851,538
Aggregate gross unrealized depreciation	(10,824,220)

Net unrealized appreciation	$1,027,318

Federal income tax cost of investments in securities and derivative instruments, if applicable	$621,341,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	235,281	$13,681,590

Media (2.8%)
Comcast Corp., Class A	297,803	16,114,120

Total Communication Services		29,795,710

Consumer Discretionary (4.5%)
Household Durables (1.4%)
Lennar Corp., Class A	76,168	7,710,487

Specialty Retail (3.1%)
Lowe’s Cos., Inc.	92,660	17,622,079

Total Consumer Discretionary		25,332,566

Consumer Staples (8.9%)
Beverages (4.3%)
Coca-Cola European Partners plc	283,017	14,762,167
Molson Coors Beverage Co., Class B*	196,038	10,027,343

		24,789,510

Household Products (2.1%)
Procter & Gamble Co. (The)	88,618	12,001,536

Tobacco (2.5%)
Philip Morris International, Inc.	159,502	14,154,208

Total Consumer Staples		50,945,254

Energy (6.3%)
Oil, Gas & Consumable Fuels (6.3%)
Hess Corp.	160,333	11,345,163
Phillips 66	214,909	17,523,680
Valero Energy Corp.	97,125	6,954,150

Total Energy		35,822,993

Financials (23.7%)
Banks (11.1%)
JPMorgan Chase & Co.	131,139	19,963,290
US Bancorp	354,016	19,580,625
Wells Fargo & Co.	599,696	23,430,123

		62,974,038

Capital Markets (2.6%)
Northern Trust Corp.	139,175	14,628,684

Consumer Finance (3.0%)
American Express Co.	122,822	17,371,944

Insurance (7.0%)
Aon plc, Class A	66,256	15,246,168
Assurant, Inc.	63,978	9,070,161
Chubb Ltd.	98,592	15,574,578

		39,890,907

Total Financials		134,865,573

Health Care (15.8%)
Health Care Equipment & Supplies (2.8%)
Medtronic plc	136,763	16,155,813

Health Care Providers & Services (8.6%)
Cigna Corp.	69,007	16,681,752
CVS Health Corp.	223,227	16,793,367
UnitedHealth Group, Inc.	41,597	15,476,996

		48,952,115

Pharmaceuticals (4.4%)
Johnson & Johnson	97,762	16,067,185
Merck & Co., Inc.	113,393	8,741,466

		24,808,651

Total Health Care		89,916,579

Industrials (13.8%)
Aerospace & Defense (6.0%)
General Dynamics Corp.	98,650	17,910,894
Raytheon Technologies Corp.	214,075	16,541,575

		34,452,469

Machinery (7.8%)
Deere & Co.	47,155	17,642,572
Stanley Black & Decker, Inc.	65,513	13,080,981
Westinghouse Air Brake Technologies Corp.	172,045	13,619,082

		44,342,635

Total Industrials		78,795,104

Information Technology (3.9%)
IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	115,388	9,014,110

Software (2.3%)
Oracle Corp.	188,799	13,248,026

Total Information Technology		22,262,136

Materials (6.9%)
Chemicals (6.9%)
Corteva, Inc.	244,362	11,392,157
International Flavors & Fragrances, Inc.	122,558	17,110,322
Linde plc	38,727	10,848,982

Total Materials		39,351,461

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Corporate Office Properties Trust (REIT)	227,697	5,995,262
Healthpeak Properties, Inc. (REIT)	390,957	12,408,975
MGM Growth Properties LLC (REIT), Class A	121,023	3,947,770

Total Real Estate		22,352,007

Utilities (6.3%)
Electric Utilities (4.2%)
Entergy Corp.	120,361	11,972,309
Exelon Corp.	268,487	11,743,621

		23,715,930

Multi-Utilities (2.1%)
CenterPoint Energy, Inc.	537,873	12,182,824

Total Utilities		35,898,754

Total Investments in Securities (99.2%) (Cost $452,386,609)		565,338,137
Other Assets Less Liabilities (0.8%)		4,543,317

Net Assets (100%)		$569,881,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,795,710	$—	$—	$29,795,710
Consumer Discretionary	25,332,566	—	—	25,332,566
Consumer Staples	50,945,254	—	—	50,945,254
Energy	35,822,993	—	—	35,822,993
Financials	134,865,573	—	—	134,865,573
Health Care	89,916,579	—	—	89,916,579
Industrials	78,795,104	—	—	78,795,104
Information Technology	22,262,136	—	—	22,262,136
Materials	39,351,461	—	—	39,351,461
Real Estate	22,352,007	—	—	22,352,007
Utilities	35,898,754	—	—	35,898,754

Total Assets	$565,338,137	$—	$—	$565,338,137

Total Liabilities	$—	$—	$—	$—

Total	$565,338,137	$—	$—	$565,338,137

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,665,755
Aggregate gross unrealized depreciation	(4,945,712)

Net unrealized appreciation	$112,720,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$452,618,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Diversified Telecommunication Services (2.2%)
Cincinnati Bell, Inc.*	110,000	$1,688,500
Euskaltel SA(m)	30,000	390,509
Koninklijke KPN NV	90,000	305,442
Liberty Global plc, Class A*	30,000	769,800
Liberty Global plc, Class C*	11,000	280,940
Lumen Technologies, Inc.	80,000	1,068,000

		4,503,191

Entertainment (0.9%)
Liberty Media Corp.-Liberty Braves, Class A*	24,000	684,240
Liberty Media Corp.-Liberty Braves, Class C*	8,000	222,560
Madison Square Garden Entertainment Corp.*	800	65,440
Madison Square Garden Sports Corp., Class A*	5,000	897,300

		1,869,540

Interactive Media & Services (0.5%)
Sogou, Inc. (ADR)(x)*	125,000	943,750

Media (5.8%)
A H Belo Corp., Class A	90,000	188,100
Beasley Broadcast Group, Inc., Class A(x)*	15,000	42,450
Clear Channel Outdoor Holdings, Inc.*	485,000	873,000
DISH Network Corp., Class A*	42,000	1,520,400
EW Scripps Co. (The), Class A	89,500	1,724,665
Fox Corp., Class B	68,000	2,375,240
Loral Space & Communications, Inc.	90,000	3,390,300
MDC Partners, Inc., Class A*	2,000	6,240
Shaw Communications, Inc., Class B	2,000	52,009
Tele Columbus AG*	100,000	378,782
Telenet Group Holding NV	28,000	1,135,455
WPP AUNZ Ltd.	17,000	8,393

		11,695,034

Wireless Telecommunication Services (2.2%)
Boingo Wireless, Inc.*	14,500	204,015
Millicom International Cellular SA*	40,000	1,528,400
Telephone and Data Systems, Inc.	24,000	551,040
United States Cellular Corp.*	60,000	2,188,800

		4,472,255

Total Communication Services		23,483,770

Consumer Discretionary (5.6%)
Hotels, Restaurants & Leisure (0.8%)
Cherry AB, Class B(x)*	40,000	398,468
Dover Motorsports, Inc.	95,000	195,700
Entain plc*	5,000	104,636
Extended Stay America, Inc.	10,000	197,500
Gamesys Group plc	10,000	266,345
Great Canadian Gaming Corp.*	4,000	137,726
William Hill plc*	100,000	374,979

		1,675,354

Household Durables (3.2%)
Dorel Industries, Inc., Class B*	15,000	151,468
Hinokiya Group Co. Ltd.	2,000	45,374
Hunter Douglas NV	6,762	532,882
Lennar Corp., Class B	37,000	3,046,580
Nobility Homes, Inc.	12,500	375,000
Sony Group Corp. (ADR)	21,000	2,226,210

		6,377,514

Internet & Direct Marketing Retail (0.7%)
Altaba, Inc.*	102,200	1,487,010

Specialty Retail (0.9%)
Michaels Cos., Inc. (The)*	50,000	1,097,000
Sportsman’s Warehouse Holdings, Inc.*	40,000	689,600

		1,786,600

Total Consumer Discretionary		11,326,478

Consumer Staples (0.1%)
Food & Staples Retailing (0.0%)
GrainCorp Ltd., Class A	6,000	23,926

Food Products (0.0%)
United Malt Grp Ltd.	10,000	30,913

Personal Products (0.1%)
Asaleo Care Ltd.	83,000	88,260

Total Consumer Staples		143,099

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Alvopetro Energy Ltd.*	265,000	198,217
GasLog Ltd.	1,000	5,770
Gulf Coast Ultra Deep Royalty Trust	550,000	22,000
Hoegh LNG Holdings Ltd.*	75,000	204,311

Total Energy		430,298

Financials (2.1%)
Banks (1.0%)
Flushing Financial Corp.	56,000	1,188,880
Horizon Bancorp, Inc.	10,000	185,800
Sterling Bancorp	30,000	690,600

		2,065,280

Capital Markets (0.6%)
Barings BDC, Inc.	1,958	19,541
BKF Capital Group, Inc.*	2,434	60,850
Infront ASA*	4,000	18,286
Waddell & Reed Financial, Inc., Class A	40,000	1,002,000

		1,100,677

Diversified Financial Services (0.0%)
Cerved Group SpA*	3,000	33,176

Insurance (0.5%)
FBL Financial Group, Inc., Class A	2,000	111,840
Hartford Financial Services Group, Inc. (The)	200	13,358
ProSight Global, Inc.*	500	6,300
Protective Insurance Corp., Class B	34,000	777,580
Topdanmark A/S	1,000	45,749

		954,827

Thrifts & Mortgage Finance (0.0%)
Standard AVB Financial Corp.	1,000	32,650

Total Financials		4,186,610

Health Care (8.1%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	8,000	1,223,280
Five Prime Therapeutics, Inc.*	50,000	1,883,500
Grifols SA (ADR)	24,000	414,960
Idorsia Ltd.*	12,000	321,727
Kiadis Pharma NV(m)*	25,000	159,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pandion Therapeutics, Inc.(x)*	15,800	$948,790

		4,951,451

Health Care Equipment & Supplies (3.2%)
GenMark Diagnostics, Inc.*	115,000	2,748,500
ICU Medical, Inc.*	500	102,720
Innocoll Holdings plc(r)(x)*	125,000	—
Intersect ENT, Inc.*	6,000	125,280
Varian Medical Systems, Inc.*	20,000	3,530,600

		6,507,100

Health Care Providers & Services (1.1%)
Magellan Health, Inc.*	23,000	2,144,520

Health Care Technology (0.8%)
Change Healthcare, Inc.*	12,000	265,200
HMS Holdings Corp.*	23,000	850,425
Teladoc Health, Inc.*	2,700	490,725

		1,606,350

Life Sciences Tools & Services (0.0%)
Illumina, Inc.*	200	76,812

Pharmaceuticals (0.5%)
Viatris, Inc.*	77,000	1,075,690

Total Health Care		16,361,923

Industrials (19.4%)
Aerospace & Defense (7.7%)
Aerojet Rocketdyne Holdings, Inc.	137,000	6,433,520
Cubic Corp.	92,500	6,897,725
Hexcel Corp.*	14,000	784,000
Kaman Corp.	28,000	1,436,120

		15,551,365

Building Products (0.2%)
Carrier Global Corp.	10,000	422,200

Construction & Engineering (0.0%)
Aegion Corp.*	1,000	28,750

Electrical Equipment (0.0%)
Akasol AG(m)*	400	56,027

Machinery (6.6%)
CIRCOR International, Inc.*	20,000	696,400
EnPro Industries, Inc.	21,000	1,790,670
Haldex AB*	16,000	84,732
Mueller Industries, Inc.	28,000	1,157,800
Mueller Water Products, Inc., Class A	20,000	277,800
Navistar International Corp.*	200,000	8,806,000
Neles OYJ	25,000	317,508
Park-Ohio Holdings Corp.	3,500	110,215

		13,241,125

Marine (1.0%)
SEACOR Holdings, Inc.*	50,000	2,037,500

Professional Services (0.2%)
CoreLogic, Inc.	1,500	118,875
IHS Markit Ltd.	3,000	290,340

		409,215

Road & Rail (0.1%)
Kansas City Southern	500	131,960

Trading Companies & Distributors (3.2%)
Herc Holdings, Inc.*	63,500	6,434,455
Houston Wire & Cable Co.*	11,800	61,596
Huttig Building Products, Inc.*	1,000	3,660

		6,499,711

Transportation Infrastructure (0.4%)
Macquarie Infrastructure Corp.	25,000	795,250

Total Industrials		39,173,103

Information Technology (11.1%)
Communications Equipment (0.5%)
Communications Systems, Inc.(x)	50,000	298,000
Digi International, Inc.*	36,000	683,640

		981,640

Electronic Equipment, Instruments & Components (2.3%)
Coherent, Inc.*	2,000	505,780
CTS Corp.	10,000	310,600
FLIR Systems, Inc.	5,500	310,585
MTS Systems Corp.*	59,000	3,433,800
SMTC Corp.*	15,000	90,150

		4,650,915

IT Services (3.2%)
Cardtronics plc, Class A*	60,000	2,328,000
Devoteam SA*	1,000	124,775
eWork Group AB	2,000	22,695
MoneyGram International, Inc.*	61,000	400,770
NIC, Inc.	42,800	1,452,204
Perspecta, Inc.	75,000	2,178,750

		6,507,194

Semiconductors & Semiconductor Equipment (1.0%)
AIXTRON SE*	20,000	454,421
Dialog Semiconductor plc*	400	30,124
Inphi Corp.*	3,400	606,594
Siltronic AG (Frankfurt Stock Exchange)(x)*	2,400	386,991
Siltronic AG (OTC US Exchange)	600	94,989
Xilinx, Inc.	3,300	408,870

		1,981,989

Software (3.7%)
NortonLifeLock, Inc.	15,000	318,900
Pluralsight, Inc., Class A*	50,000	1,117,000
RealPage, Inc.*	60,000	5,232,000
Slack Technologies, Inc., Class A*	400	16,252
Synacor, Inc.*	13,000	28,470
Talend SA (ADR)*	12,000	763,680

		7,476,302

Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.*	52,000	734,760

Total Information Technology		22,332,800

Materials (3.8%)
Chemicals (0.5%)
Scapa Group plc*	10,000	29,571
Tikkurila OYJ*	16,000	635,134
W R Grace & Co.	5,400	323,244

		987,949

Construction Materials (1.6%)
Forterra, Inc.*	2,500	58,125
Vulcan Materials Co.	19,000	3,206,250

		3,264,375

Containers & Packaging (0.6%)
Greif, Inc., Class A	5,000	285,000
Myers Industries, Inc.	51,000	1,007,760

		1,292,760

Metals & Mining (0.5%)
Battle North Gold Corp.(x)*	1,000	2,069
Endeavour Mining Corp.	4,700	94,733
Pan American Silver Corp.	25,000	749,980
Sierra Metals, Inc.(x)*	25,000	78,750

		925,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.6%)
Canfor Corp.*	40,000	$828,519
West Fraser Timber Co. Ltd.	4,050	291,367

		1,119,886

Total Materials		7,590,502

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Condor Hospitality Trust, Inc. (REIT)*	12,000	41,760
Ryman Hospitality Properties, Inc. (REIT)*	13,500	1,046,385

		1,088,145

Real Estate Management & Development (0.0%)
Corem Property Group AB, Class B	10,000	21,355
S IMMO AG	1,000	25,154

		46,509

Total Real Estate		1,134,654

Utilities (7.7%)
Electric Utilities (4.7%)
Evergy, Inc.	28,000	1,666,840
PNM Resources, Inc.	150,000	7,357,500
Portland General Electric Co.	11,000	522,170

		9,546,510

Gas Utilities (1.3%)
National Fuel Gas Co.	50,000	2,499,500

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA(x)	8,000	121,023
Atlantic Power Corp.*	20,000	57,800
Tilt Renewables Ltd.*	10,000	52,869

		231,692

Multi-Utilities (0.6%)
Avista Corp.	27,000	1,289,250

Water Utilities (1.0%)
Severn Trent plc	60,000	1,907,431

Total Utilities		15,474,383

Total Common Stocks (70.3%) (Cost $126,844,069)		141,637,620

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	15,000	300,750

Total Preferred Stock (0.1%) (Cost $270,047)		300,750

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	5,625

Total Consumer Staples		5,625

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR(r)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR(r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	40,500
Stemline Therapeutics, Inc., CVR(r)*	30,000	—
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		79,695

Pharmaceuticals (0.0%)
Adolor Corp., CVR(r)*	40,000	—
Ocera Therapeutics, Inc., CVR(r)*	16,000	2,720
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		2,720

Total Health Care		82,415

Total Rights (0.1%) (Cost $47,370)		88,040

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (28.1%)
JPMorgan Prime Money Market Fund, IM Shares	56,583,253	56,611,545

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $97,648, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $99,601.(xx)	$97,648	97,648
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,295,988, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $1,321,908.(xx)	1,295,988	1,295,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $300,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $331,812.(xx)	$300,000	$300,000

Total Repurchase Agreements		1,693,636

Total Short-Term Investments (28.9%) (Cost $58,283,957)		58,305,181

Total Investments in Securities (99.4%) (Cost $185,445,443)		200,331,591
Other Assets Less Liabilities (0.6%)		1,254,937

Net Assets (100%)		$201,586,528

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $605,730 or 0.3% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,727,624. This was collateralized by $138,493 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.375%, maturing 4/6/21 - 8/15/49 and by cash of $1,693,636 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,265,189	$2,218,581	$—		$23,483,770
Consumer Discretionary	7,741,784	3,584,694	—		11,326,478
Consumer Staples	—	143,099	—		143,099
Energy	225,987	204,311	—		430,298
Financials	4,089,399	97,211	—		4,186,610
Health Care	15,881,002	480,921	—	(b)	16,361,923
Industrials	38,714,836	458,267	—		39,173,103
Information Technology	20,186,045	2,146,755	—		22,332,800
Materials	6,925,797	664,705	—		7,590,502
Real Estate	1,088,145	46,509	—		1,134,654
Utilities	13,393,060	2,081,323	—		15,474,383
Preferred Stock
Industrials	300,750	—	—		300,750
Rights
Communication Services	—	—	—	(b)	—	(b)
Consumer Staples	—	—	5,625		5,625
Health Care	—	—	82,415		82,415
Short-Term Investments
Investment Company	56,611,545	—	—		56,611,545
Repurchase Agreements	—	1,693,636	—		1,693,636

Total Assets	$186,423,539	$13,820,012	$88,040		$200,331,591

Total Liabilities	$—	$—	$—		$—

Total	$186,423,539	$13,820,012	$88,040		$200,331,591

(a)	A security with a market value of $398,468 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,134,894
Aggregate gross unrealized depreciation	(8,380,267)

Net unrealized appreciation	$14,754,627

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,576,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (1.0%)
Cincinnati Bell, Inc.*	545,000	$8,365,750
Consolidated Communications Holdings, Inc.*	41,905	301,716
Iridium Communications, Inc.*	346,000	14,272,500
Liberty Global plc, Class A*	97,471	2,501,106
Liberty Global plc, Class C*	230,000	5,874,200
Liberty Latin America Ltd., Class A*	35,000	449,050
Liberty Latin America Ltd., Class C*	8,920	115,781
Verizon Communications, Inc.	90,000	5,233,500

		37,113,603

Entertainment (3.1%)
IMAX Corp.*	62,000	1,246,200
Liberty Media Corp.-Liberty Braves, Class A*	290,000	8,267,900
Liberty Media Corp.-Liberty Braves, Class C*	161,000	4,479,020
Live Nation Entertainment, Inc.*	315,000	26,664,750
Madison Square Garden Entertainment Corp.*	174,000	14,233,200
Madison Square Garden Sports Corp., Class A*	177,000	31,764,420
Marcus Corp. (The)(x)*	520,000	10,394,800
Reading International, Inc., Class A*	82,000	455,100
Reading International, Inc., Class B(x)*	12,016	240,421
Take-Two Interactive Software, Inc.*	60,000	10,602,000
World Wrestling Entertainment, Inc., Class A	29,000	1,573,540

		109,921,351

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	285,120

Media (3.9%)
AMC Networks, Inc., Class A*	50,000	2,658,000
Beasley Broadcast Group, Inc., Class A(x)*‡	550,000	1,556,500
Clear Channel Outdoor Holdings, Inc.*	1,180,000	2,124,000
Corus Entertainment, Inc., Class B	345,000	1,570,303
Discovery, Inc., Class A(x)*	11,500	499,790
Discovery, Inc., Class C*	35,000	1,291,150
DISH Network Corp., Class A*	18,974	686,859
EW Scripps Co. (The), Class A	2,120,000	40,852,400
Gray Television, Inc.	319,300	5,875,120
Gray Television, Inc., Class A	39,002	679,025
Grupo Televisa SAB (ADR)*	90,000	797,400
Interpublic Group of Cos., Inc. (The)	780,000	22,776,000
Loral Space & Communications, Inc.	225,000	8,475,750
Meredith Corp.*	224,000	6,670,720
MSG Networks, Inc., Class A*	675,000	10,152,000
Nexstar Media Group, Inc., Class A	31,000	4,353,330
Salem Media Group, Inc.(x)*	255,000	749,700
Sinclair Broadcast Group, Inc., Class A	445,323	13,030,151
Sirius XM Holdings, Inc.(x)	1,000,000	6,090,000
Townsquare Media, Inc., Class A	153,000	1,641,690
WideOpenWest, Inc.(x)*	305,000	4,144,950

		136,674,838

Wireless Telecommunication Services (0.7%)
Gogo, Inc.(x)*	250,000	2,415,000
Rogers Communications, Inc., Class B(x)	200,000	9,220,000
Shenandoah Telecommunications Co.	113,000	5,515,530
Telephone and Data Systems, Inc.	88,000	2,020,480
United States Cellular Corp.*	95,000	3,465,600
VEON Ltd. (ADR)*	700,000	1,239,000

		23,875,610

Total Communication Services		307,870,522

Consumer Discretionary (14.1%)
Auto Components (3.0%)
BorgWarner, Inc.	246,000	11,404,560
Dana, Inc.	1,185,035	28,831,901
Freni Brembo SpA*	1,000,000	12,454,074
Garrett Motion, Inc.(x)*	305,000	1,582,950
Gentex Corp.	190,000	6,777,300
Modine Manufacturing Co.*	1,020,000	15,065,400
Standard Motor Products, Inc.	200,000	8,316,000
Stoneridge, Inc.*	238,000	7,570,780
Strattec Security Corp.*	206,642	9,691,510
Superior Industries International, Inc.*	105,000	596,400
Tenneco, Inc., Class A*	415,000	4,448,800

		106,739,675

Automobiles (0.2%)
Thor Industries, Inc.	4,000	538,960
Winnebago Industries, Inc.	100,000	7,671,000

		8,209,960

Distributors (0.1%)
Uni-Select, Inc.*	240,000	1,732,156

Diversified Consumer Services (0.0%)
Universal Technical Institute, Inc.*	198,000	1,156,320

Hotels, Restaurants & Leisure (4.1%)
Biglari Holdings, Inc., Class A(x)*‡	12,500	8,444,000
Biglari Holdings, Inc., Class B*	9,800	1,301,048
Boyd Gaming Corp.*	1,046,000	61,672,160
Canterbury Park Holding Corp.*‡	323,000	4,418,640
Cheesecake Factory, Inc. (The)*	170,000	9,946,700
Churchill Downs, Inc.	111,000	25,243,620
Cracker Barrel Old Country Store, Inc.	6,000	1,037,280
Denny’s Corp.*	265,080	4,800,599
Dover Motorsports, Inc.	685,012	1,411,125
Full House Resorts, Inc.*	445,000	3,786,950
GAN Ltd.(x)*	27,000	491,400
Golden Entertainment, Inc.*	180,100	4,549,326
International Game Technology plc(x)*	80,000	1,284,000
Las Vegas Sands Corp.*	90,000	5,468,400
Nathan’s Famous, Inc.	180,500	11,387,745

		145,242,993

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	368,500	8,943,495
Cavco Industries, Inc.*	159,000	35,871,990
Ethan Allen Interiors, Inc.	25,000	690,250
Hunter Douglas NV	21,000	1,654,914
La-Z-Boy, Inc.	293,000	12,446,640
Lennar Corp., Class B	105,000	8,645,700
Lifetime Brands, Inc.	9,145	134,340
Nobility Homes, Inc.	156,075	4,682,250
Skyline Champion Corp.*	197,000	8,916,220

		81,985,799

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A(x)*	550,000	15,185,500
Lands’ End, Inc.(x)*	84,000	2,084,040
Stamps.com, Inc.*	10,000	1,995,100

		19,264,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.3%)
Brunswick Corp.	58,000	$5,531,460
Marine Products Corp.	260,000	4,230,200
Universal Entertainment Corp.*	55,000	1,340,167

		11,101,827

Specialty Retail (3.2%)
Aaron’s Co., Inc. (The)	73,000	1,874,640
AutoNation, Inc.*	410,000	38,220,200
Big 5 Sporting Goods Corp.(x)	150,000	2,355,000
Bowlin Travel Centers, Inc.*	76,500	240,975
Monro, Inc.	60,000	3,948,000
O’Reilly Automotive, Inc.*	10,000	5,072,500
Penske Automotive Group, Inc.	460,000	36,910,400
Pets at Home Group plc	260,000	1,480,341
Sally Beauty Holdings, Inc.*	590,000	11,876,700
Tractor Supply Co.	73,000	12,926,840

		114,905,596

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	165,000	3,245,550
Movado Group, Inc.	239,000	6,799,550
Wolverine World Wide, Inc.	53,500	2,050,120

		12,095,220

Total Consumer Discretionary		502,434,186

Consumer Staples (5.2%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	5,800	6,996,424
Brown-Forman Corp., Class A	87,000	5,539,290
Crimson Wine Group Ltd.*	368,000	2,447,200
Davide Campari-Milano NV	550,000	6,160,897
Primo Water Corp.	730,000	11,869,800

		33,013,611

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	19,000	4,107,610
Ingles Markets, Inc., Class A‡	705,152	43,472,621
Village Super Market, Inc., Class A	123,000	2,899,110
Weis Markets, Inc.	66,000	3,730,320

		54,209,661

Food Products (1.3%)
Calavo Growers, Inc.	55,000	4,270,200
Farmer Bros Co.*	342,000	3,570,480
Flowers Foods, Inc.	60,000	1,428,000
Hain Celestial Group, Inc. (The)*	150,000	6,540,000
Ingredion, Inc.	20,000	1,798,400
J & J Snack Foods Corp.	45,000	7,066,350
John B Sanfilippo & Son, Inc.	17,000	1,536,290
Lifeway Foods, Inc.*	30,000	162,000
Limoneira Co.	45,000	787,500
Maple Leaf Foods, Inc.(x)	112,000	2,553,354
Post Holdings, Inc.*	100,000	10,572,000
Rock Field Co. Ltd.(x)	225,000	3,428,088
Tootsie Roll Industries, Inc.(x)	92,000	3,047,960

		46,760,622

Household Products (1.2%)
Church & Dwight Co., Inc.	100,000	8,735,000
Energizer Holdings, Inc.	150,000	7,119,000
Oil-Dri Corp. of America‡	421,000	14,499,240
WD-40 Co.	40,500	12,400,290

		42,753,530

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	27,968	660,324
Edgewell Personal Care Co.	140,000	5,544,000
United-Guardian, Inc.	140,000	2,121,000

		8,325,324

Total Consumer Staples		185,062,748

Energy (0.8%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.*	255,000	8,473,650
KLX Energy Services Holdings, Inc.(x)*	16,000	256,480
Oceaneering International, Inc.*	135,000	1,541,700
RPC, Inc.*	1,180,000	6,372,000

		16,643,830

Oil, Gas & Consumable Fuels (0.3%)
CNX Resources Corp.*	190,000	2,793,000
Navigator Holdings Ltd.(x)*	160,000	1,424,000
ONEOK, Inc.	138,000	6,991,080

		11,208,080

Total Energy		27,851,910

Financials (4.3%)
Banks (2.1%)
Ameris Bancorp	37,000	1,942,870
Atlantic Capital Bancshares, Inc.*	54,000	1,301,400
Atlantic Union Bankshares Corp.	12,000	460,320
Boston Private Financial Holdings, Inc.	440,000	5,860,800
Cadence Bancorp	54,000	1,119,420
Colony Bankcorp, Inc.	12,000	187,200
Eagle Bancorp, Inc.	64,000	3,405,440
FB Financial Corp.	12,000	533,520
First Bancorp (Nasdaq Stock Exchange)	10,000	435,000
First Bancorp (Quotrix Stock Exchange)	84,000	945,840
First Busey Corp.	28,500	731,025
First Horizon Corp.	64,000	1,082,240
Flushing Financial Corp.	610,000	12,950,300
FNB Corp.	46,000	584,200
Hope Bancorp, Inc.	570,000	8,584,200
Huntington Bancshares, Inc.	250,000	3,930,000
OceanFirst Financial Corp.	61,500	1,472,310
Primis Financial Corp.	11,000	159,940
Renasant Corp.	10,000	413,800
Sandy Spring Bancorp, Inc.	58,000	2,518,940
Seacoast Banking Corp. of Florida*	37,000	1,340,880
ServisFirst Bancshares, Inc.	26,000	1,594,580
South State Corp.	12,000	942,120
Southern First Bancshares, Inc.*	11,000	515,680
Sterling Bancorp	746,000	17,172,920
Synovus Financial Corp.	78,000	3,568,500
Thomasville Bancshares, Inc.	15,960	1,021,440
Towne Bank	11,000	334,400
Trustmark Corp.	12,000	403,920
United Community Banks, Inc.	23,000	784,760

		76,297,965

Capital Markets (1.8%)
BKF Capital Group, Inc.*	13,000	325,000
Charles Schwab Corp. (The)	85,000	5,540,300
Cohen & Steers, Inc.	300,000	19,599,000
Federated Hermes, Inc., Class B	80,000	2,504,000
GAM Holding AG*	490,000	1,289,870
Janus Henderson Group plc	255,000	7,943,250
KKR & Co., Inc., Class A	154,000	7,522,900
PJT Partners, Inc., Class A	96,000	6,494,400
Pzena Investment Management, Inc., Class A	80,000	842,400
Waddell & Reed Financial, Inc., Class A	410,000	10,270,500
Wright Investors’ Service Holdings, Inc.*	135,000	27,000

		62,358,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
Medallion Financial Corp.*	175,000	$1,233,750
PROG Holdings, Inc.	151,000	6,536,790

		7,770,540

Insurance (0.2%)
Alleghany Corp.*	3,000	1,878,870
Argo Group International Holdings Ltd.	70,000	3,522,400

		5,401,270

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	34,000	450,330
Crazy Woman Creek Bancorp, Inc.	14,500	343,650

		793,980

Total Financials		152,622,375

Health Care (4.9%)
Biotechnology (0.1%)
Invitae Corp.(x)*	68,000	2,598,280
OPKO Health, Inc.(x)*	200,000	858,000

		3,456,280

Health Care Equipment & Supplies (4.0%)
Align Technology, Inc.*	300	162,459
Biolase, Inc.*	1	1
Cantel Medical Corp.*	35,000	2,794,400
Cardiovascular Systems, Inc.*	38,000	1,456,920
CONMED Corp.	60,200	7,861,518
Cooper Cos., Inc. (The)	14,700	5,646,123
Cutera, Inc.*	721,000	21,666,050
Dexcom, Inc.*	13,000	4,672,070
Heska Corp.*	24,100	4,059,886
ICU Medical, Inc.*	25,000	5,136,000
IntriCon Corp.*	172,000	4,410,080
Masimo Corp.*	90,000	20,669,400
Meridian Bioscience, Inc.*	190,000	4,987,500
Neogen Corp.*	20,000	1,777,800
Neuronetics, Inc.*	15,000	185,550
NuVasive, Inc.*	150,000	9,834,000
Orthofix Medical, Inc.*	64,000	2,774,400
Quidel Corp.*	182,500	23,347,225
STERIS plc	83,000	15,809,840
Surmodics, Inc.*	56,000	3,139,920

		140,391,142

Health Care Providers & Services (0.4%)
Chemed Corp.	2,500	1,149,550
Covetrus, Inc.*	30,000	899,100
Henry Schein, Inc.*	20,000	1,384,800
Patterson Cos., Inc.	344,000	10,990,800

		14,424,250

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	1,717,000
Teladoc Health, Inc.*	10,000	1,817,500

		3,534,500

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	11,423,400

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	45

Total Health Care		173,229,617

Industrials (42.5%)
Aerospace & Defense (5.9%)
AAR Corp.*	95,000	3,956,750
Aerojet Rocketdyne Holdings, Inc.	1,589,000	74,619,440
Astronics Corp.*	9,000	162,360
Astronics Corp., Class B(x)*	22,936	407,114
Curtiss-Wright Corp.	190,000	22,534,000
Ducommun, Inc.*	100,000	6,000,000
HEICO Corp.	120,900	15,209,220
HEICO Corp., Class A	3,000	340,800
Innovative Solutions and Support, Inc.	106,409	672,505
Kaman Corp.	997,000	51,136,130
Moog, Inc., Class A	67,000	5,571,050
Moog, Inc., Class B	32,321	2,687,491
Park Aerospace Corp.	685,000	9,055,700
Textron, Inc.	286,000	16,038,880

		208,391,440

Building Products (2.1%)
A O Smith Corp.	78,000	5,273,580
Armstrong Flooring, Inc.*	675,000	3,300,750
Fortune Brands Home & Security, Inc.	10,000	958,200
Gibraltar Industries, Inc.*	31,500	2,882,565
Griffon Corp.	2,035,000	55,290,950
Johnson Controls International plc	120,000	7,160,400

		74,866,445

Commercial Services & Supplies (5.0%)
ACCO Brands Corp.	155,000	1,308,200
Casella Waste Systems, Inc., Class A*	155,000	9,853,350
Covanta Holding Corp.	212,000	2,938,320
IAA, Inc.*	428,000	23,599,920
KAR Auction Services, Inc.*	480,000	7,200,000
Kimball International, Inc., Class B	132,000	1,848,000
Loomis AB	220,000	6,690,598
Matthews International Corp., Class A	520,000	20,566,000
Republic Services, Inc.	360,000	35,766,000
Rollins, Inc.	1,615,000	55,588,300
Team, Inc.*	1,225,000	14,124,250

		179,482,938

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	2,012,500
Arcosa, Inc.	100,000	6,509,000
Granite Construction, Inc.	15,000	603,750
Valmont Industries, Inc.	10,000	2,376,700

		11,501,950

Electrical Equipment (2.2%)
Allied Motion Technologies, Inc.	33,059	1,696,918
AMETEK, Inc.	335,000	42,789,550
AZZ, Inc.	153,000	7,703,550
Rockwell Automation, Inc.	89,000	23,624,160
Vicor Corp.*	10,000	850,300

		76,664,478

Industrial Conglomerates (0.4%)
Raven Industries, Inc.	130,000	4,982,900
Roper Technologies, Inc.	26,500	10,688,510

		15,671,410

Machinery (18.8%)
Albany International Corp., Class A	38,500	3,213,595
Altra Industrial Motion Corp.	38,000	2,102,160
Astec Industries, Inc.	450,000	33,939,000
Chart Industries, Inc.*	145,000	20,640,750
CIRCOR International, Inc.*	655,000	22,807,100
CNH Industrial NV	2,690,000	42,071,600
Crane Co.	555,000	52,120,050
Donaldson Co., Inc.	211,500	12,300,840
Eastern Co. (The)	253,000	6,780,400
Enerpac Tool Group Corp.	30,000	783,600
EnPro Industries, Inc.	430,000	36,666,100
Federal Signal Corp.	590,000	22,597,000
Flowserve Corp.	104,000	4,036,240
Franklin Electric Co., Inc.	254,000	20,050,760
Gorman-Rupp Co. (The)	425,379	14,084,299
Graco, Inc.	443,000	31,727,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Graham Corp.	40,000	$569,600
Hyster-Yale Materials Handling, Inc.	84,000	7,318,080
IDEX Corp.	92,000	19,257,440
Interpump Group SpA	218,000	10,987,777
Kennametal, Inc.	216,000	8,633,520
L B Foster Co., Class A(x)*	248,027	4,439,683
Lincoln Electric Holdings, Inc.	99,000	12,171,060
Lindsay Corp.	61,000	10,163,820
LS Starrett Co. (The), Class A*‡	450,089	2,903,074
Lydall, Inc.*	40,000	1,349,600
Manitowoc Co., Inc. (The)*	34,000	701,080
Middleby Corp. (The)*	4,800	795,600
Mueller Industries, Inc.	1,545,000	63,885,750
Mueller Water Products, Inc., Class A	1,435,000	19,932,150
Navistar International Corp.*	853,662	37,586,738
Nordson Corp.	40,000	7,947,200
Park-Ohio Holdings Corp.	525,000	16,532,250
Shyft Group, Inc. (The)	295,500	10,992,600
Standex International Corp.	81,291	7,768,981
Tennant Co.	323,343	25,831,872
Toro Co. (The)	48,000	4,950,720
Trinity Industries, Inc.	430,000	12,250,700
Twin Disc, Inc.*	450,256	4,304,447
Watts Water Technologies, Inc., Class A	322,000	38,256,820
Welbilt, Inc.*	80,000	1,300,000
Woodward, Inc.	92,000	11,097,960

		667,849,676

Road & Rail (0.0%)
Hertz Global Holdings, Inc.*	2,000	3,440

Trading Companies & Distributors (7.5%)
GATX Corp.	879,000	81,518,460
H&E Equipment Services, Inc.	22,000	836,000
Herc Holdings, Inc.*	1,299,000	131,627,670
Lawson Products, Inc.*	102,000	5,289,720
McGrath RentCorp	23,000	1,854,950
Rush Enterprises, Inc., Class B‡	747,000	33,682,230
Titan Machinery, Inc.*	60,000	1,530,000
United Rentals, Inc.*	27,000	8,891,370

		265,230,400

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.	90,000	2,862,900
Signature Aviation plc*	1,400,000	7,803,152

		10,666,052

Total Industrials		1,510,328,229

Information Technology (3.4%)
Communications Equipment (0.1%)
Communications Systems, Inc.(x)	466,003	2,777,378
EchoStar Corp., Class A*	30,000	720,000

		3,497,378

Electronic Equipment, Instruments & Components (1.9%)
Badger Meter, Inc.	113,000	10,516,910
Bel Fuse, Inc., Class A(x)‡	167,500	2,994,900
CTS Corp.	1,028,000	31,929,680
Daktronics, Inc.*	136,000	852,720
Itron, Inc.*	65,000	5,762,250
Landis+Gyr Group AG*	14,000	942,073
Littelfuse, Inc.	56,000	14,808,640
Trans-Lux Corp.(x)*	103,060	35,040

		67,842,213

IT Services (0.1%)
Alithya Group, Inc., Class A(x)*	745,000	1,810,350
Steel Connect, Inc.*	965,000	1,910,700

		3,721,050

Software (0.6%)
A10 Networks, Inc.*	14,007	134,607
Fortinet, Inc.*	25,500	4,702,710
GTY Technology Holdings, Inc.*	185,000	1,182,150
Tyler Technologies, Inc.*	38,300	16,259,499

		22,278,966

Technology Hardware, Storage & Peripherals (0.7%)
Avid Technology, Inc.*	13,500	284,985
Diebold Nixdorf, Inc.*	1,567,000	22,141,710
TransAct Technologies, Inc.*	80,000	869,600

		23,296,295

Total Information Technology		120,635,902

Materials (7.7%)
Chemicals (5.1%)
Ashland Global Holdings, Inc.	58,000	5,148,660
Core Molding Technologies, Inc.*	345,000	4,045,643
Element Solutions, Inc.	67,000	1,225,430
Ferro Corp.*	2,090,000	35,237,400
FMC Corp.	30,000	3,318,300
GCP Applied Technologies, Inc.*	650,080	15,952,963
Hawkins, Inc.	15,042	504,208
HB Fuller Co.	355,000	22,333,050
Huntsman Corp.	126,000	3,632,580
Livent Corp.*	38,000	658,160
Minerals Technologies, Inc.	198,000	14,913,360
NewMarket Corp.	15,000	5,702,400
Olin Corp.	136,000	5,163,920
Quaker Chemical Corp.	5,000	1,218,850
Scotts Miracle-Gro Co. (The)	74,000	18,127,780
Sensient Technologies Corp.	220,000	17,160,000
Takasago International Corp.	40,000	949,740
Tredegar Corp.	1,440,000	21,614,400
Valvoline, Inc.	164,720	4,294,250

		181,201,094

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	12,085,710
Myers Industries, Inc.	1,605,000	31,714,800
Sonoco Products Co.	155,000	9,811,500

		53,612,010

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	535,000	11,267,100
Ampco-Pittsburgh Corp.(x)*	615,500	4,154,625
Barrick Gold Corp.	24,000	475,200
Haynes International, Inc.	13,000	385,710
Kinross Gold Corp.	45,000	300,150
Materion Corp.	280,000	18,547,200
TimkenSteel Corp.*	220,000	2,585,000

		37,714,985

Total Materials		272,528,089

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Indus Realty Trust, Inc. (REIT)‡	347,692	20,917,151
Ryman Hospitality Properties, Inc. (REIT)*	607,500	47,087,325
Seritage Growth Properties (REIT), Class A(x)*	59,000	1,082,650

		69,087,126

Real Estate Management & Development (1.2%)
Capital Properties, Inc., Class A	68,504	856,300
Gyrodyne LLC*	4,004	61,501
St Joe Co. (The)	818,000	35,092,200
Tejon Ranch Co.*	428,000	7,164,720

		43,174,721

Total Real Estate		112,261,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.8%)
Electric Utilities (2.1%)
Evergy, Inc.	150,000	$8,929,500
Otter Tail Corp.	325,000	15,005,250
PNM Resources, Inc.	1,040,000	51,012,000

		74,946,750

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	6,000	696,480
National Fuel Gas Co.	170,000	8,498,300
Northwest Natural Holding Co.	32,000	1,726,400
ONE Gas, Inc.	40,000	3,076,400
Southwest Gas Holdings, Inc.	421,000	28,926,910

		42,924,490

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	6,434,400
Ormat Technologies, Inc.	84,000	6,596,520

		13,030,920

Multi-Utilities (0.9%)
Black Hills Corp.	188,000	12,552,760
NorthWestern Corp.	270,000	17,604,000

		30,156,760

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	95,900
SJW Group	105,000	6,613,950
York Water Co. (The)	43,500	2,130,195

		8,840,045

Total Utilities		169,898,965

Total Common Stocks (99.5%) (Cost $1,429,959,478)		3,534,724,390

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	94,000	1,884,700

Total Preferred Stock (0.1%) (Cost $2,222,660)		1,884,700

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $204,019)	877,500	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	702,240

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $600,003, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $612,003.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $5,159,426, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $5,262,615.(xx)	5,159,426	5,159,426
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $2,219,406.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $5,549,584.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		18,759,426

Total Short-Term Investments (0.5%) (Cost $18,759,426)		18,759,426

Total Investments in Securities (100.1%) (Cost $1,451,145,583)		3,556,070,756
Other Assets Less Liabilities (-0.1%)		(3,972,866)

Net Assets (100%)		$3,552,097,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $29,217,782. This was collateralized by $10,993,490 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/8/21 - 2/15/51 and by cash of $18,759,426 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A(x)*	550,000	819,500	—	—	—	737,000	1,556,500	—	—
Consumer Discretionary
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A(x)*	12,500	7,312,500	—	—	—	1,131,500	8,444,000	—	—
Canterbury Park Holding Corp.*	323,000	3,843,700	—	—	—	574,940	4,418,640	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	705,152	33,018,839	—	(4,097,890)	2,294,136	12,257,536	43,472,621	127,710	—
Household Products
Oil-Dri Corp. of America	421,000	14,415,840	—	(74,599)	39,901	118,098	14,499,240	109,980	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	450,089	1,780,784	172,999	—	—	949,291	2,903,074	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	747,000	28,303,830	—	—	—	5,378,400	33,682,230	134,460	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	167,500	2,242,907	—	(9,396)	85	761,304	2,994,900	10,080	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)(a)	347,692	21,063,000	670,646	—	—	(816,495)	20,917,151	670,646	27

Total		112,800,900	843,645	(4,181,885)	2,334,122	21,091,574	132,888,356	1,052,876	27

(a)	Formerly known as Griffin Industrial Realty, Inc.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$306,951,076	$919,446	$—		$307,870,522
Consumer Discretionary	472,137,465	30,296,721	—		502,434,186
Consumer Staples	171,903,283	13,159,465	—		185,062,748
Energy	27,851,910	—	—		27,851,910
Financials	149,967,415	2,654,960	—		152,622,375
Health Care	173,229,617	—	—		173,229,617
Industrials	1,476,769,197	33,559,032	—		1,510,328,229
Information Technology	94,774,741	25,861,161	—		120,635,902
Materials	271,578,349	949,740	—		272,528,089
Real Estate	111,405,547	856,300	—		112,261,847
Utilities	169,898,965	—	—		169,898,965
Preferred Stock
Industrials	1,884,700	—	—		1,884,700
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	18,759,426	—		18,759,426
Warrant
Materials	—	702,240	—		702,240

Total Assets	$3,428,352,265	$127,718,491	$—		$3,556,070,756

Total Liabilities	$—	$—	$—		$—

Total	$3,428,352,265	$127,718,491	$—		$3,556,070,756

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,197,588,649
Aggregate gross unrealized depreciation	(97,344,515)

Net unrealized appreciation	$2,100,244,134

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,455,826,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (80.0%)
Communication Services (11.0%)
Diversified Telecommunication Services (3.5%)
Altice France SA
7.375%, 5/1/26§	$625,000	$650,000
CCO Holdings LLC
5.750%, 2/15/26§	290,000	298,352
5.500%, 5/1/26§	300,000	309,300
5.875%, 5/1/27§	166,000	171,395
5.000%, 2/1/28§	225,000	237,352
4.750%, 3/1/30§	158,000	163,333
4.500%, 8/15/30§	125,000	127,400
4.500%, 5/1/32§	400,000	405,000
Cincinnati Bell, Inc.
7.000%, 7/15/24§	655,000	674,650
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	474,650
4.000%, 2/15/27§	263,000	268,010
Series G
6.875%, 1/15/28	375,000	417,697
Series W
6.750%, 12/1/23	178,000	196,487
Sprint Capital Corp.
8.750%, 3/15/32	250,000	368,750
Switch Ltd.
3.750%, 9/15/28§	275,000	269,767
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	399,000
Windstream Escrow LLC
7.750%, 8/15/28§	297,000	301,455
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	1,398,000	1,368,153
6.125%, 3/1/28§	747,000	765,675

		7,866,426

Entertainment (2.0%)
Cinemark USA, Inc.
4.875%, 6/1/23	1,000,000	993,950
8.750%, 5/1/25§	225,000	246,375
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	98,000	99,470
5.500%, 4/15/29§	539,000	536,979
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	376,000	382,655
5.625%, 3/15/26§	550,000	569,508
6.500%, 5/15/27§	465,000	516,150
4.750%, 10/15/27§	675,000	676,012
3.750%, 1/15/28§	250,000	246,563
Playtika Holding Corp.
4.250%, 3/15/29§	300,000	295,560

		4,563,222

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
3.500%, 2/15/28§	250,000	239,975
5.375%, 12/1/28(x)§	220,000	223,289

		463,264

Media (4.4%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	495,297
5.750%, 1/15/30§	525,000	551,644
4.625%, 12/1/30§	975,000	956,719
Diamond Sports Group LLC
6.625%, 8/15/27§	758,000	397,950
DISH DBS Corp.
5.875%, 7/15/22	326,000	340,507
Gray Television, Inc.
4.750%, 10/15/30§	347,000	342,229
McGraw Hill LLC
8.000%, 11/30/24§	392,000	393,842
Meredith Corp.
6.875%, 2/1/26(x)	475,000	486,875
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	953,000	999,745
4.750%, 11/1/28§	650,000	655,629
Outfront Media Capital LLC
5.000%, 8/15/27§	745,000	753,381
4.250%, 1/15/29§	100,000	96,272
4.625%, 3/15/30§	100,000	96,405
Sinclair Television Group, Inc.
5.500%, 3/1/30§	356,000	345,765
Sirius XM Radio, Inc.
4.625%, 7/15/24§	358,000	368,292
TEGNA, Inc.
5.500%, 9/15/24§	35,000	35,525
4.750%, 3/15/26§	500,000	529,375
5.000%, 9/15/29	215,000	222,514
Virgin Media Vendor Financing Notes IV DAC
5.000%, 7/15/28§	200,000	203,800
Ziggo Bond Co. BV
6.000%, 1/15/27§	725,000	756,719
5.125%, 2/28/30§	200,000	203,500
Ziggo BV
5.500%, 1/15/27§	722,000	751,783

		9,983,768

Wireless Telecommunication Services (0.9%)
Sprint Corp.
7.875%, 9/15/23	260,000	297,050
7.625%, 3/1/26	198,000	242,095
T-Mobile USA, Inc.
6.000%, 3/1/23	312,000	313,460
6.000%, 4/15/24	272,000	272,816
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	922,307

		2,047,728

Total Communication Services		24,924,408

Consumer Discretionary (9.0%)
Auto Components (0.4%)
Clarios Global LP
6.250%, 5/15/26§	125,000	132,755
Icahn Enterprises LP
4.750%, 9/15/24	188,000	194,815
4.375%, 2/1/29§	118,000	114,868
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	537,000	553,110

		995,548

Automobiles (0.4%)
Ford Motor Co.
9.000%, 4/22/25	506,000	611,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
9.625%, 4/22/30	$218,000	$303,837

		915,414

Distributors (1.0%)
Core & Main LP
6.125%, 8/15/25§	240,000	245,422
Performance Food Group, Inc.
5.500%, 6/1/24§	196,000	196,245
6.875%, 5/1/25§	684,000	725,895
5.500%, 10/15/27§	675,000	704,983
Univar Solutions USA, Inc.
5.125%, 12/1/27§	256,000	265,984

		2,138,529

Diversified Consumer Services (0.5%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	206,187
Sotheby’s
7.375%, 10/15/27(x)§	950,000	1,027,188

		1,233,375

Hotels, Restaurants & Leisure (3.4%)
1011778 BC ULC
4.250%, 5/15/24§	51,000	51,510
5.750%, 4/15/25§	268,000	283,745
4.375%, 1/15/28§	125,000	125,590
4.000%, 10/15/30§	400,000	384,692
Affinity Gaming
6.875%, 12/15/27§	37,000	38,942
Boyd Gaming Corp.
6.000%, 8/15/26	275,000	285,464
Caesars Entertainment, Inc.
6.250%, 7/1/25§	354,000	376,585
8.125%, 7/1/27§	275,000	302,225
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	368,480
5.250%, 10/15/25§	700,000	704,361
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	310,889
Dave & Buster’s, Inc.
7.625%, 11/1/25§	197,000	210,051
Golden Entertainment, Inc.
7.625%, 4/15/26§	287,000	305,296
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	505,259
IRB Holding Corp.
7.000%, 6/15/25§	325,000	349,375
6.750%, 2/15/26§	317,000	328,548
Life Time, Inc.
5.750%, 1/15/26§	252,000	259,258
Powdr Corp.
6.000%, 8/1/25§	104,000	109,200
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	400,000
Station Casinos LLC
5.000%, 10/1/25§	396,000	400,950
4.500%, 2/15/28§	667,000	661,998
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	155,125
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	443,000	447,541
Yum! Brands, Inc.
3.625%, 3/15/31	300,000	288,447

		7,653,531

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	270,000	289,237
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	87,000	92,438
Williams Scotsman International, Inc.
4.625%, 8/15/28§	111,000	112,804

		494,479

Internet & Direct Marketing Retail (0.7%)
Getty Images, Inc.
9.750%, 3/1/27§	684,000	728,460
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	751,952

		1,480,412

Leisure Products (0.3%)
Mattel, Inc.
3.750%, 4/1/29§	202,000	204,384
Vista Outdoor, Inc.
4.500%, 3/15/29§	405,000	399,970

		604,354

Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	147,060
eG Global Finance plc
8.500%, 10/30/25§	372,000	395,361
Ken Garff Automotive LLC
4.875%, 9/15/28§	213,000	212,521
LBM Acquisition LLC
6.250%, 1/15/29§	483,000	497,490
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	675,000	690,748
Rent-A-Center, Inc.
6.375%, 2/15/29§	862,000	913,720
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	721,000	746,235
SRS Distribution, Inc.
8.250%, 7/1/26§	172,000	181,136
White Cap Buyer LLC
6.875%, 10/15/28§	341,000	361,034

		4,145,305

Textiles, Apparel & Luxury Goods (0.3%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	552,000	602,500

Total Consumer Discretionary		20,263,447

Consumer Staples (3.9%)
Beverages (0.1%)
Triton Water Holdings, Inc.
6.250%, 4/1/29§	124,000	126,015

Food & Staples Retailing (0.7%)
United Natural Foods, Inc.
6.750%, 10/15/28§	187,000	199,155
US Foods, Inc.
6.250%, 4/15/25§	624,000	668,928
4.750%, 2/15/29§	830,000	830,000

		1,698,083

Food Products (2.2%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	271,294
5.250%, 9/15/27	190,000	197,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Chobani LLC
4.625%, 11/15/28§	$525,000	$535,500
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	408,421
4.375%, 6/1/46	372,000	389,342
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	63,287
4.875%, 11/1/26§	316,000	326,665
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	200,000	214,340
Post Holdings, Inc.
5.750%, 3/1/27§	410,000	430,110
4.625%, 4/15/30§	165,000	165,314
4.500%, 9/15/31§	1,184,000	1,170,680
Sigma Holdco BV
7.875%, 5/15/26(x)§	592,000	590,520
Simmons Foods, Inc.
4.625%, 3/1/29§	302,000	303,894

		5,066,492

Household Products (0.5%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	183,593
Energizer Holdings, Inc.
4.750%, 6/15/28§	288,000	297,000
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	152,000	151,620
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	380,637
5.500%, 7/15/30§	48,000	51,360

		1,064,210

Personal Products (0.4%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	272,000	286,552
Prestige Brands, Inc.
3.750%, 4/1/31§	583,000	555,972

		842,524

Total Consumer Staples		8,797,324

Energy (9.6%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.750%, 12/15/23	240,000	240,600
7.125%, 1/15/26(x)§	208,000	200,991

		441,591

Oil, Gas & Consumable Fuels (9.4%)
Aethon United BR LP
8.250%, 2/15/26§	197,000	202,910
Antero Midstream Partners LP
7.875%, 5/15/26§	75,000	80,664
5.750%, 3/1/27§	450,000	450,099
5.750%, 1/15/28§	325,000	323,862
Antero Resources Corp.
7.625%, 2/1/29§	106,000	112,487
Apache Corp.
4.875%, 11/15/27	150,000	153,750
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	374,000	373,299
Blue Racer Midstream LLC
7.625%, 12/15/25§	121,000	130,404
6.625%, 7/15/26§	379,000	392,265
Buckeye Partners LP
4.125%, 3/1/25§	200,000	204,500
4.500%, 3/1/28§	325,000	325,813
5.850%, 11/15/43	175,000	169,988
5.600%, 10/15/44	150,000	144,675
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	298,000	309,920
Chesapeake Energy Corp.
5.500%, 2/1/26§	125,000	129,934
5.875%, 2/1/29§	75,000	79,597
Comstock Resources, Inc.
6.750%, 3/1/29§	100,000	103,959
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	564,000	564,113
5.625%, 5/1/27§	136,000	133,620
6.000%, 2/1/29§	338,000	332,930
CrownRock LP
5.625%, 10/15/25§	506,000	515,477
Delek Logistics Partners LP
6.750%, 5/15/25	537,000	540,356
Endeavor Energy Resources LP
6.625%, 7/15/25§	65,000	69,326
Energean Israel Finance Ltd.
5.875%, 3/30/31(m)	375,000	375,469
EnLink Midstream LLC
5.625%, 1/15/28§	275,000	264,687
5.375%, 6/1/29	150,000	140,250
Enviva Partners LP
6.500%, 1/15/26§	400,000	419,000
EQM Midstream Partners LP
6.500%, 7/1/27§	175,000	190,269
4.750%, 1/15/31§	550,000	532,125
Genesis Energy LP
8.000%, 1/15/27	439,000	444,496
7.750%, 2/1/28	753,000	751,344
Hess Midstream Operations LP
5.625%, 2/15/26§	275,000	283,676
Hilcorp Energy I LP
6.250%, 11/1/28§	331,000	340,930
5.750%, 2/1/29§	291,000	293,182
6.000%, 2/1/31§	200,000	203,000
Holly Energy Partners LP
5.000%, 2/1/28§	705,000	714,024
Indigo Natural Resources LLC
5.375%, 2/1/29§	167,000	164,078
MEG Energy Corp.
6.500%, 1/15/25§	100,000	103,250
7.125%, 2/1/27§	475,000	495,924
5.875%, 2/1/29§	450,000	449,437
New Fortress Energy, Inc.
6.750%, 9/15/25§	900,000	924,660
NuStar Logistics LP
5.750%, 10/1/25	188,000	200,709
6.000%, 6/1/26	125,000	134,563
6.375%, 10/1/30	150,000	161,812
Occidental Petroleum Corp.
2.900%, 8/15/24	150,000	148,336
3.200%, 8/15/26	475,000	455,050
3.000%, 2/15/27	250,000	235,000
6.375%, 9/1/28	100,000	109,573
3.500%, 8/15/29	200,000	187,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
6.625%, 9/1/30		$277,000	$310,669
6.125%, 1/1/31		340,000	374,918
7.500%, 5/1/31		50,000	58,150
6.450%, 9/15/36		906,000	998,865
6.200%, 3/15/40		75,000	77,438
6.600%, 3/15/46		75,000	79,547
PBF Logistics LP
6.875%, 5/15/23		606,000	606,133
Range Resources Corp.
8.250%, 1/15/29§		68,000	72,760
Rockies Express Pipeline LLC
4.950%, 7/15/29§		25,000	25,500
4.800%, 5/15/30§		625,000	616,406
Southwestern Energy Co.
7.750%, 10/1/27		245,000	261,538
Summit Midstream Holdings LLC
5.500%, 8/15/22		524,000	505,660
Sunoco LP
6.000%, 4/15/27		375,000	392,812
4.500%, 5/15/29§		450,000	447,750
Tallgrass Energy Partners LP
6.000%, 12/31/30§		275,000	271,219
Targa Resources Partners LP
5.875%, 4/15/26		234,000	244,676
5.500%, 3/1/30		275,000	288,063
4.875%, 2/1/31§		492,000	497,535
Vine Energy Holdings LLC
6.750%, 4/15/29§		350,000	350,875
Western Midstream Operating LP
5.450%, 4/1/44		25,000	25,638
5.300%, 3/1/48		250,000	250,260

			21,322,579

Total Energy			21,764,170

Financials (9.6%)
Capital Markets (0.1%)
MSCI, Inc.
4.750%, 8/1/26§		156,000	161,655

Consumer Finance (3.0%)
Credit Acceptance Corp.
6.625%, 3/15/26		200,000	210,500
Curo Group Holdings Corp.
8.250%, 9/1/25§		504,000	503,622
Enova International, Inc.
8.500%, 9/1/24§		516,000	530,190
Ford Motor Credit Co. LLC
5.125%, 6/16/25		250,000	269,745
4.134%, 8/4/25		200,000	208,810
4.542%, 8/1/26		250,000	263,925
4.271%, 1/9/27		1,025,000	1,062,156
4.125%, 8/17/27		750,000	772,500
2.900%, 2/16/28		250,000	239,682
4.000%, 11/13/30		1,025,000	1,014,863
Lincoln Financing SARL
3.625%, 4/1/24§	EUR	225,000	266,496
OneMain Finance Corp.
8.875%, 6/1/25		$179,000	198,064
6.625%, 1/15/28		600,000	678,750
4.000%, 9/15/30		500,000	486,250

			6,705,553

Diversified Financial Services (1.3%)
Cardtronics, Inc.
5.500%, 5/1/25(x)§		330,000	339,075
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§		525,000	513,098
Oxford Finance LLC
6.375%, 12/15/22§		950,000	961,875
Shift4 Payments LLC
4.625%, 11/1/26§		325,000	338,000
Verscend Escrow Corp.
9.750%, 8/15/26§		707,000	755,409

			2,907,457

Insurance (3.1%)
Acrisure LLC
7.000%, 11/15/25§		1,775,000	1,832,687
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§		550,000	552,750
6.750%, 10/15/27§		521,000	553,693
AssuredPartners, Inc.
7.000%, 8/15/25§		675,000	696,242
5.625%, 1/15/29§		630,000	640,395
HUB International Ltd.
7.000%, 5/1/26§		783,000	813,075
NFP Corp.
6.875%, 8/15/28§		1,877,000	1,938,003

			7,026,845

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Starwood Property Trust, Inc. (REIT)
5.500%, 11/1/23§		125,000	130,781

Thrifts & Mortgage Finance (2.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§		650,000	676,812
7.625%, 5/1/26§		160,000	167,496
Home Point Capital, Inc.
5.000%, 2/1/26§		600,000	594,000
Nationstar Mortgage Holdings, Inc.
6.000%, 1/15/27§		420,000	437,850
5.500%, 8/15/28§		375,000	376,050
PHH Mortgage Corp.
7.875%, 3/15/26§		208,000	212,160
Provident Funding Associates LP
6.375%, 6/15/25§		1,275,000	1,274,809
Quicken Loans LLC
5.250%, 1/15/28§		575,000	603,750
United Wholesale Mortgage LLC
5.500%, 11/15/25§		325,000	338,813

			4,681,740

Total Financials			21,614,031

Health Care (5.4%)
Health Care Equipment & Supplies (0.2%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§		246,000	252,585
Varex Imaging Corp.
7.875%, 10/15/27§		313,000	348,213

			600,798

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§		400,000	420,600
5.000%, 4/15/29§		250,000	259,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
AdaptHealth LLC
6.125%, 8/1/28§	$281,000	$297,017
4.625%, 8/1/29§	171,000	169,717
Centene Corp.
5.375%, 6/1/26§	649,000	678,659
5.375%, 8/15/26§	238,000	250,769
Community Health Systems, Inc.
4.750%, 2/15/31§	425,000	414,120
DaVita, Inc.
3.750%, 2/15/31§	875,000	835,564
Encompass Health Corp.
5.750%, 9/15/25	275,000	284,075
4.625%, 4/1/31	423,000	436,747
HCA, Inc.
7.690%, 6/15/25	254,000	304,775
Legacy LifePoint Health LLC
4.375%, 2/15/27§	50,000	49,000
Radiology Partners, Inc.
9.250%, 2/1/28§	725,000	792,969
RP Escrow Issuer LLC
5.250%, 12/15/25§	300,000	309,750
Tenet Healthcare Corp.
4.625%, 7/15/24	400,000	405,500
4.625%, 9/1/24§	150,000	154,455
5.125%, 5/1/25	50,000	50,577
4.875%, 1/1/26§	382,000	396,077
5.125%, 11/1/27§	200,000	209,140
4.625%, 6/15/28§	100,000	102,248
US Acute Care Solutions LLC
6.375%, 3/1/26§	144,000	149,040
Vizient, Inc.
6.250%, 5/15/27§	187,000	197,753

		7,167,982

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	210,802

Pharmaceuticals (1.9%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	461,000	509,658
8.500%, 1/31/27§	50,000	55,294
Bausch Health Cos., Inc.
7.000%, 3/15/24§	736,000	750,720
5.500%, 11/1/25§	604,000	618,877
7.000%, 1/15/28§	250,000	270,982
5.000%, 1/30/28§	125,000	127,249
6.250%, 2/15/29§	336,000	356,580
5.250%, 1/30/30§	75,000	75,094
5.250%, 2/15/31§	275,000	273,116
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	228,000	238,171
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	207,754
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	472,000	512,120
P&L Development LLC
7.750%, 11/15/25§	335,000	358,450

		4,354,065

Total Health Care		12,333,647

Industrials (12.3%)
Aerospace & Defense (1.4%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	270,000	312,863
Rolls-Royce plc
5.750%, 10/15/27§	252,000	267,511
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	314,000	337,550
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	237,375
TransDigm, Inc.
6.250%, 3/15/26§	750,000	793,905
6.375%, 6/15/26	75,000	77,531
7.500%, 3/15/27	400,000	428,500
5.500%, 11/15/27	375,000	388,481
4.625%, 1/15/29§	300,000	294,687

		3,138,403

Air Freight & Logistics (0.2%)
XPO Logistics, Inc.
6.250%, 5/1/25§	358,000	383,525

Airlines (0.9%)
American Airlines, Inc.
5.500%, 4/20/26§	200,000	208,500
5.750%, 4/20/29§	750,000	795,938
Delta Air Lines, Inc.
4.750%, 10/20/28§	650,000	706,875
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	344,597

		2,055,910

Building Products (0.4%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	110,000	115,225
Forterra Finance LLC
6.500%, 7/15/25§	138,000	148,178
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	265,312
Standard Industries, Inc.
4.375%, 7/15/30§	154,000	154,808
Summit Materials LLC
5.250%, 1/15/29§	315,000	327,994

		1,011,517

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	106,000	103,117
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	169,945
4.875%, 7/15/32§	311,000	315,276
Allied Universal Holdco LLC
6.625%, 7/15/26§	532,000	564,175
9.750%, 7/15/27§	464,000	509,101
Aramark Services, Inc.
5.000%, 4/1/25§	214,000	218,815
6.375%, 5/1/25§	1,256,000	1,326,650
5.000%, 2/1/28§	75,000	77,644
Cimpress plc
7.000%, 6/15/26§	224,000	235,760
Covanta Holding Corp.
5.875%, 7/1/25	275,000	284,625
6.000%, 1/1/27	625,000	650,781
5.000%, 9/1/30	1,000,000	1,008,750
Garda World Security Corp.
9.500%, 11/1/27§	565,000	624,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
GFL Environmental, Inc.
5.125%, 12/15/26§	$436,000	$458,432
8.500%, 5/1/27§	225,000	247,219
IAA, Inc.
5.500%, 6/15/27§	950,000	992,750
KAR Auction Services, Inc.
5.125%, 6/1/25§	608,000	613,472
Matthews International Corp.
5.250%, 12/1/25§	688,000	709,500
Nielsen Finance LLC
5.000%, 4/15/22§	440,000	438,881
5.625%, 10/1/28§	382,000	400,861
5.875%, 10/1/30§	362,000	392,408
Stericycle, Inc.
3.875%, 1/15/29§	94,000	92,590

		10,435,218

Construction & Engineering (1.0%)
Dycom Industries, Inc.
4.500%, 4/15/29§	362,000	362,000
MasTec, Inc.
4.500%, 8/15/28§	190,000	197,125
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	524,000	539,065
Pike Corp.
5.500%, 9/1/28§	147,000	149,572
PowerTeam Services LLC
9.033%, 12/4/25§	597,333	658,560
Weekley Homes LLC
4.875%, 9/15/28§	242,000	248,655

		2,154,977

Machinery (0.8%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	350,000	347,375
Clark Equipment Co.
5.875%, 6/1/25§	81,000	85,708
Hillenbrand, Inc.
5.750%, 6/15/25	45,000	47,981
5.000%, 9/15/26(e)	220,000	241,094
Mueller Water Products, Inc.
5.500%, 6/15/26§	289,000	298,667
Welbilt, Inc.
9.500%, 2/15/24(x)	689,000	709,670

		1,730,495

Professional Services (1.1%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	250,000	255,312
4.000%, 4/15/29§	100,000	99,500
ASGN, Inc.
4.625%, 5/15/28§	600,000	618,036
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	235,000	251,215
10.250%, 2/15/27§	682,000	761,283
Jaguar Holding Co. II
5.000%, 6/15/28§	125,000	129,875
KBR, Inc.
4.750%, 9/30/28§	300,000	303,975
Science Applications International Corp.
4.875%, 4/1/28§	102,000	105,060

		2,524,256

Road & Rail (1.2%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	406,000	438,886
DAE Funding LLC
5.250%, 11/15/21§	228,000	232,703
5.000%, 8/1/24§	159,000	163,273
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	810,000	811,012
NESCO Holdings II, Inc.
5.500%, 4/15/29§	218,000	223,559
Watco Cos. LLC
6.500%, 6/15/27§	876,000	922,209

		2,791,642

Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	764,000	781,190
Brightstar Escrow Corp.
9.750%, 10/15/25§	471,000	511,035
WESCO Distribution, Inc.
7.250%, 6/15/28§	269,000	299,680

		1,591,905

Total Industrials		27,817,848

Information Technology (9.7%)
Communications Equipment (2.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	903,000	919,028
CommScope, Inc.
5.500%, 3/1/24§	616,000	633,402
6.000%, 3/1/26§	1,129,000	1,189,966
8.250%, 3/1/27§	749,000	801,430
7.125%, 7/1/28§	125,000	132,456
Viasat, Inc.
5.625%, 9/15/25§	925,000	937,719
5.625%, 4/15/27§	400,000	418,316

		5,032,317

IT Services (1.6%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,329,000	1,362,225
7.000%, 1/15/26§	758,000	807,649
Black Knight InfoServ LLC
3.625%, 9/1/28§	357,000	350,792
Cablevision Lightpath LLC
3.875%, 9/15/27§	200,000	197,500
5.625%, 9/15/28§	200,000	202,500
Endure Digital, Inc.
6.000%, 2/15/29§	425,000	414,906
Northwest Fiber LLC
6.000%, 2/15/28§	39,000	38,878
Presidio Holdings, Inc.
8.250%, 2/1/28§	92,000	100,165
Unisys Corp.
6.875%, 11/1/27§	146,000	159,870

		3,634,485

Software (5.0%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	797,580
Ascend Learning LLC
6.875%, 8/1/25§	1,828,000	1,866,845
Boxer Parent Co., Inc.
7.125%, 10/2/25§	296,000	317,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
BY Crown Parent LLC
4.250%, 1/31/26§	$117,000	$120,656
Camelot Finance SA
4.500%, 11/1/26§	1,378,000	1,423,019
CDK Global, Inc.
5.875%, 6/15/26	180,000	186,517
Change Healthcare Holdings LLC
5.750%, 3/1/25§	2,285,000	2,318,818
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	596,000	684,655
LogMeIn, Inc.
5.500%, 9/1/27§	220,000	229,900
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	261,431
Rocket Software, Inc.
6.500%, 2/15/29§	414,000	417,726
Solera LLC
10.500%, 3/1/24§	1,007,000	1,035,750
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,271,000	1,352,344
ZoomInfo Technologies LLC
3.875%, 2/1/29§	184,000	179,925

		11,192,996

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC
5.875%, 6/15/21§	121,000	120,849
7.125%, 6/15/24§	462,000	475,571
Everi Payments, Inc.
7.500%, 12/15/25§	252,000	262,181
NCR Corp.
8.125%, 4/15/25§	129,000	141,416
5.000%, 10/1/28§	419,000	422,143
5.125%, 4/15/29§	609,000	615,900

		2,038,060

Total Information Technology		21,897,858

Materials (6.8%)
Chemicals (1.7%)
Avient Corp.
5.750%, 5/15/25§	184,000	194,810
Blue Cube Spinco LLC
10.000%, 10/15/25	146,000	154,213
Illuminate Buyer LLC
9.000%, 7/1/28§	540,000	603,450
INEOS Group Holdings SA
5.625%, 8/1/24§	480,000	486,000
Minerals Technologies, Inc.
5.000%, 7/1/28§	193,000	199,031
Nouryon Holding BV
8.000%, 10/1/26(x)§	416,000	441,480
NOVA Chemicals Corp.
5.250%, 8/1/23§	137,000	138,027
4.875%, 6/1/24§	280,000	292,250
Nufarm Australia Ltd.
5.750%, 4/30/26§	455,000	466,375
Olin Corp.
9.500%, 6/1/25§	269,000	331,879
PQ Corp.
5.750%, 12/15/25§	506,000	519,285

		3,826,800

Containers & Packaging (3.8%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	518,940
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	584,000	582,715
Ardagh Packaging Finance plc
6.000%, 2/15/25§	276,000	284,280
Berry Global, Inc.
5.125%, 7/15/23(x)	156,000	157,170
4.500%, 2/15/26§	225,000	229,781
5.625%, 7/15/27§	450,000	475,313
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	750,000	785,625
Graham Packaging Co., Inc.
7.125%, 8/15/28§	386,000	410,125
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	283,000	292,551
LABL Escrow Issuer LLC
6.750%, 7/15/26§	346,000	370,653
10.500%, 7/15/27§	509,000	566,822
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	662,565
7.250%, 4/15/25§	1,038,000	1,035,405
OI European Group BV
4.000%, 3/15/23§	126,000	128,993
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	361,388
Sealed Air Corp.
4.875%, 12/1/22§	162,000	168,480
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,240,000	1,298,900
8.500%, 8/15/27(e)§	200,000	217,040

		8,546,746

Metals & Mining (1.3%)
Arconic Corp.
6.125%, 2/15/28§	1,200,000	1,277,916
Constellium SE
5.625%, 6/15/28§	250,000	263,500
3.750%, 4/15/29§	75,000	71,552
Hudbay Minerals, Inc.
4.500%, 4/1/26§	256,000	263,527
Kaiser Aluminum Corp.
6.500%, 5/1/25§	264,000	279,180
Novelis Corp.
4.750%, 1/30/30§	835,000	860,142

		3,015,817

Total Materials		15,389,363

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	520,000	528,164
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	212,000	206,219
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	438,605
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	350,000	367,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	$184,000	$200,842
5.875%, 10/1/28§	306,000	324,054
SBA Communications Corp. (REIT)
4.875%, 9/1/24	204,000	208,534
Service Properties Trust (REIT)
7.500%, 9/15/25	320,000	364,198
5.500%, 12/15/27	210,000	221,025
VICI Properties LP (REIT)
4.250%, 12/1/26§	100,000	102,091
3.750%, 2/15/27§	250,000	249,762
XHR LP (REIT)
6.375%, 8/15/25§	354,000	373,470

		3,584,464

Real Estate Management & Development (1.0%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	216,000	232,524
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	672,000	690,480
Howard Hughes Corp. (The)
5.375%, 8/1/28§	140,000	146,650
4.375%, 2/1/31§	255,000	249,741
Realogy Group LLC
7.625%, 6/15/25§	334,000	363,569
9.375%, 4/1/27§	497,000	549,487
5.750%, 1/15/29§	118,000	115,992

		2,348,443

Total Real Estate		5,932,907

Utilities (0.1%)
Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	160,000	163,600

Total Utilities		163,600

Total Corporate Bonds		180,898,603

Loan Participations (5.5%)
Consumer Discretionary (0.4%)
Diversified Consumer Services (0.1%)
Rent-A-Center, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 2/17/28(k)	350,000	351,166

Hotels, Restaurants & Leisure (0.3%)
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 4.50%), 4.609%, 7/21/25(k)	174,125	174,256
Zaxby’s Operating Co. LP, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 7.250%, 12/28/28(k)	450,000	455,625

		629,881

Total Consumer Discretionary		981,047

Financials (0.4%)
Insurance (0.4%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.359%, 1/31/28(k)	1,000,000	1,017,250

Total Financials		1,017,250

Health Care (1.3%)
Health Care Providers & Services (1.1%)
Dentalcorp Health Services ULC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 6/6/25(k)	559,414	553,995
GHX Ultimate Parent Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.250%, 6/28/24(k)	49,870	49,496
National Mentor Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/2/28(k)	306,122	303,954
National Mentor Holdings, Inc., 1st Lien Initial Term Loan C
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/2/28(k)	10,204	10,166
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 7.25%), 8.000%, 3/2/29(k)	375,000	376,406
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 6.859%, 6/26/26(k)	550,000	548,625
Southern Veterinary Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.750%, 10/5/28(k)	375,000	373,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Unified Women’s Healthcare LP, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.000%, 12/20/27(k)	$249,375	$249,375

		2,465,142

Life Sciences Tools & Services (0.2%)
Parexel International Corp., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.859%, 9/27/24(k)	389,002	384,140

Total Health Care		2,849,282

Industrials (1.3%)
Airlines (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	475,000	485,433

Building Products (0.1%)
CP Atlas Buyer, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 11/23/27(k)	125,000	124,082

Commercial Services & Supplies (0.4%)
Cast & Crew Payroll LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.859%, 2/9/26(k)	99,746	98,000
CoreCivic, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 12/18/24(k)	256,094	245,850
Packers Holdings LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.000%, 3/9/28(k)	275,000	271,792
Revint Intermediate II LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.750%, 10/15/27(k)	300,000	300,375

		916,017

Construction & Engineering (0.6%)
Brand Energy & Infrastructure Services, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/21/24(k)	945,799	929,691
CNT Holding I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.500%, 11/6/28(k)	125,000	126,250
USIC Holdings, Inc., 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 12/8/23(k)	273,619	272,251

		1,328,192

Total Industrials		2,853,724

Information Technology (1.5%)
Software (1.5%)
Applied Systems, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 5.50%), 6.250%, 9/19/25(k)	1,375,000	1,377,292
Ascend Learning LLC, Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 7/12/24(k)	497,500	497,293
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27(k)	650,000	649,513
Informatica LLC, 2nd Lien Initial Term Loan
7.125%, 2/25/25	425,000	433,854
Sophia LP, Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.953%, 10/7/27(k)	374,063	373,394
UKG Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.500%, 5/3/27(k)	175,000	179,156

		3,510,502

Total Information Technology		3,510,502

Materials (0.6%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.001%, 12/29/28(k)	650,000	656,500

Containers & Packaging (0.3%)
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 6.000%, 3/30/27(k)	350,000	347,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 9.500%, 3/30/28(k)	$325,000	$321,750

		668,906

Total Materials		1,325,406

Total Loan Participations		12,537,211

Total Long-Term Debt Securities (85.5%) (Cost $187,555,393)		193,435,814

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.4%)
iShares iBoxx High Yield Corporate Bond ETF(x)	134,510	11,726,582
SPDR Bloomberg Barclays High Yield Bond ETF(x)	107,624	11,709,491

Total Exchange Traded Funds (10.4%) (Cost $23,921,339)		23,436,073

SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	4,660,234	4,662,565

Total Investment Companies		6,662,565

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (8.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $700,003, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $714,003.(xx)	$700,000	700,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $7,931,191, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $8,089,815.(xx)	7,931,190	7,931,190
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $4,000,022, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $4,424,162.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		19,631,190

Total Short-Term Investments (11.6%) (Cost $26,294,206)		26,293,755

Total Investments in Securities (107.5%) (Cost $237,770,938)		243,165,642
Other Assets Less Liabilities (-7.5%)		(16,977,909)

Net Assets (100%)		$226,187,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $150,716,792 or 66.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $375,469 or 0.2% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $23,284,639. This was collateralized by $2,063,522 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $21,631,190 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

EUR — European Currency Unit

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	278,330	EUR	230,000	JPMorgan Chase Bank	5/24/2021	8,326

Net unrealized appreciation						8,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$24,924,408	$—	$24,924,408
Consumer Discretionary	—	20,263,447	—	20,263,447
Consumer Staples	—	8,797,324	—	8,797,324
Energy	—	21,764,170	—	21,764,170
Financials	—	21,614,031	—	21,614,031
Health Care	—	12,333,647	—	12,333,647
Industrials	—	27,817,848	—	27,817,848
Information Technology	—	21,897,858	—	21,897,858
Materials	—	15,389,363	—	15,389,363
Real Estate	—	5,932,907	—	5,932,907
Utilities	—	163,600	—	163,600
Exchange Traded Funds	23,436,073	—	—	23,436,073
Forward Currency Contracts	—	8,326	—	8,326
Loan Participations
Consumer Discretionary	—	981,047	—	981,047
Financials	—	1,017,250	—	1,017,250
Health Care	—	2,849,282	—	2,849,282
Industrials	—	2,853,724	—	2,853,724
Information Technology	—	3,510,502	—	3,510,502
Materials	—	1,325,406	—	1,325,406
Short-Term Investments
Investment Companies	6,662,565	—	—	6,662,565
Repurchase Agreements	—	19,631,190	—	19,631,190

Total Assets	$30,098,638	$213,075,330	$—	$243,173,968

Total Liabilities	$—	$—	$—	$—

Total	$30,098,638	$213,075,330	$—	$243,173,968

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,548,944
Aggregate gross unrealized depreciation	(1,477,432)

Net unrealized appreciation	$5,071,512

Federal income tax cost of investments in securities and derivative instruments, if applicable	$238,102,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	12,440	$40,430
Cincinnati Bell, Inc.*	11,538	177,108
Consolidated Communications Holdings, Inc.*	16,864	121,421
IDT Corp., Class B*	4,459	101,041
Ooma, Inc.*	63,458	1,005,809
ORBCOMM, Inc.*	17,301	132,007

		1,577,816

Entertainment (0.0%)
Gaia, Inc.*	2,763	32,852
LiveXLive Media, Inc.(x)*	11,708	50,813
Reading International, Inc., Class A*	3,955	21,950

		105,615

Interactive Media & Services (0.6%)
DHI Group, Inc.*	11,131	37,289
Eventbrite, Inc., Class A*	39,272	870,267
Liberty TripAdvisor Holdings, Inc., Class A*	16,988	108,383
QuinStreet, Inc.*	11,259	228,558
Travelzoo*	1,405	23,548
TrueCar, Inc.*	23,903	114,376

		1,382,421

Media (1.7%)
A H Belo Corp., Class A	3,885	8,120
Beasley Broadcast Group, Inc., Class A(x)*	2,325	6,580
Boston Omaha Corp., Class A*	3,070	90,749
Cardlytics, Inc.*	11,279	1,237,306
comScore, Inc.*	13,694	50,120
Criteo SA (ADR)*	29,471	1,023,528
Cumulus Media, Inc., Class A(x)*	3,636	33,124
Daily Journal Corp.*	281	88,922
Emerald Holding, Inc.*	5,476	30,227
Entercom Communications Corp., Class A*	27,389	143,792
Entravision Communications Corp., Class A	13,239	53,486
Fluent, Inc.*	9,700	39,770
Gannett Co., Inc.*	31,096	167,296
Hemisphere Media Group, Inc.*	3,959	46,122
iHeartMedia, Inc., Class A*	14,031	254,663
Marchex, Inc., Class B*	5,901	16,582
MDC Partners, Inc., Class A*	13,147	41,019
National CineMedia, Inc.	14,473	66,865
Saga Communications, Inc., Class A*	902	19,709
TechTarget, Inc.*	5,504	382,253
Townsquare Media, Inc., Class A	1,848	19,829
Tribune Publishing Co.*	3,693	66,437
Urban One, Inc.(x)*	431	2,323

		3,888,822

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	10,239	144,063
Gogo, Inc.(x)*	12,899	124,604
Spok Holdings, Inc.	4,162	43,660

		312,327

Total Communication Services		7,267,001

Consumer Discretionary (15.8%)
Auto Components (1.1%)
Cooper-Standard Holdings, Inc.*	3,915	142,193
Gentherm, Inc.*	22,216	1,646,428
Horizon Global Corp.(x)*	4,125	42,611
Modine Manufacturing Co.*	11,720	173,104
Motorcar Parts of America, Inc.*	4,400	99,000
Stoneridge, Inc.*	6,080	193,405
Strattec Security Corp.*	851	39,912
Superior Industries International, Inc.*	5,589	31,746
Unique Fabricating, Inc.*	1,633	9,716
XPEL, Inc.(m)*	3,900	202,527

		2,580,642

Automobiles (0.1%)
Arcimoto, Inc.(x)*	3,806	50,353
Workhorse Group, Inc.(x)*	21,736	299,305

		349,658

Distributors (0.1%)
AMCON Distributing Co.	37	4,244
Educational Development Corp.	1,468	25,029
Funko, Inc., Class A(x)*	5,606	110,326
Greenlane Holdings, Inc., Class A*	2,268	12,032
Weyco Group, Inc.	1,384	29,936

		181,567

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	3,304	117,722
Amesite, Inc.(x)*	781	3,233
Aspen Group, Inc.(x)*	4,761	28,566
Carriage Services, Inc.	3,837	135,024
Houghton Mifflin Harcourt Co.*	24,643	187,780
Lincoln Educational Services Corp.*	5,526	35,422
Regis Corp.*	5,247	65,902
Select Interior Concepts, Inc., Class A*	4,104	29,549
Universal Technical Institute, Inc.*	7,575	44,238
Zovio, Inc.(x)*	6,525	26,491

		673,927

Hotels, Restaurants & Leisure (1.4%)
Allied Esports Entertainment, Inc.(x)*	4,354	12,540
Ark Restaurants Corp.*	445	8,962
Biglari Holdings, Inc., Class A*	17	11,484
Biglari Holdings, Inc., Class B*	210	27,879
Bluegreen Vacations Holding Corp.*	2,552	47,314
Canterbury Park Holding Corp.*	702	9,603
Carrols Restaurant Group, Inc.*	8,172	48,909
Century Casinos, Inc.*	6,447	66,211
Chuy’s Holdings, Inc.*	4,489	198,952
Del Taco Restaurants, Inc.	7,015	67,204
Dover Motorsports, Inc.	4,435	9,136
Drive Shack, Inc.*	18,695	60,011
El Pollo Loco Holdings, Inc.*	4,422	71,283
Esports Entertainment Group, Inc.(x)*	1,971	29,585
Everi Holdings, Inc.*	19,178	270,602
FAT Brands, Inc.*	519	3,924
Fiesta Restaurant Group, Inc.*	4,152	52,274
Full House Resorts, Inc.*	5,850	49,784
GAN Ltd.(x)*	7,300	132,860
Golden Entertainment, Inc.*	3,930	99,272
Inspired Entertainment, Inc.*	2,851	26,486
J Alexander’s Holdings, Inc.*	2,575	24,823
Kura Sushi USA, Inc., Class A(x)*	797	25,217
Lindblad Expeditions Holdings, Inc.*	50,298	950,632
Monarch Casino & Resort, Inc.*	2,889	175,131
Nathan’s Famous, Inc.	676	42,649
NEOGAMES SA*	1,294	46,286
Noodles & Co.*	7,318	75,741
ONE Group Hospitality, Inc. (The)*	3,634	27,182
PlayAGS, Inc.*	5,906	47,720
Potbelly Corp.(x)*	4,997	29,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
RCI Hospitality Holdings, Inc.(x)	1,957	$124,446
Red Robin Gourmet Burgers, Inc.*	3,617	144,282
Ruth’s Hospitality Group, Inc.*	7,544	187,318
Target Hospitality Corp.(x)*	7,667	19,244

		3,224,478

Household Durables (3.7%)
Bassett Furniture Industries, Inc.	2,178	52,860
Beazer Homes USA, Inc.*	6,661	139,348
Casper Sleep, Inc.*	5,885	42,607
Century Communities, Inc.*	6,753	407,341
Ethan Allen Interiors, Inc.	5,275	145,643
Flexsteel Industries, Inc.	1,528	53,251
Green Brick Partners, Inc.*	48,811	1,107,033
Hamilton Beach Brands Holding Co., Class A	1,545	28,011
Hooker Furniture Corp.	2,731	99,572
Hovnanian Enterprises, Inc., Class A*	1,162	122,870
Legacy Housing Corp.*	1,954	34,644
LGI Homes, Inc.*	9,579	1,430,241
Lifetime Brands, Inc.	2,855	41,940
Lovesac Co. (The)*	2,279	128,991
M/I Homes, Inc.*	6,435	380,115
Mohawk Group Holdings, Inc.(x)*	2,468	72,806
Nephros, Inc.(x)*	1,584	10,534
New Home Co., Inc. (The)*	2,166	11,350
Purple Innovation, Inc.*	7,572	239,654
Sonos, Inc.*	89,120	3,339,326
Tupperware Brands Corp.*	11,294	298,275
Turtle Beach Corp.*	3,279	87,451
Universal Electronics, Inc.*	3,112	171,067
VOXX International Corp.*	4,580	87,295
Vuzix Corp.(x)*	6,681	169,965

		8,702,190

Internet & Direct Marketing Retail (2.3%)
1847 Goedeker, Inc.(x)*	826	7,186
Blue Apron Holdings, Inc., Class A(x)*	3,225	20,350
CarParts.com, Inc.*	7,983	113,997
Duluth Holdings, Inc., Class B*	2,638	44,688
Lands’ End, Inc.*	2,749	68,202
Leaf Group Ltd.*	5,633	36,333
Liquidity Services, Inc.*	6,163	114,508
Magnite, Inc.*	62,490	2,600,209
Overstock.com, Inc.(x)*	9,880	654,649
PetMed Express, Inc.(x)	4,567	160,644
PubMatic, Inc., Class A(x)*	29,191	1,439,700
Remark Holdings, Inc.(x)*	20,835	47,504
Trxade Group, Inc.(x)*	628	3,291
Waitr Holdings, Inc.(x)*	19,574	57,352

		5,368,613

Leisure Products (1.2%)
American Outdoor Brands, Inc.*	3,184	80,237
Clarus Corp.	5,340	91,047
Escalade, Inc.	2,481	51,878
Johnson Outdoors, Inc., Class A	1,221	174,298
Malibu Boats, Inc., Class A*	25,809	2,056,461
Marine Products Corp.	1,690	27,496
MasterCraft Boat Holdings, Inc.*	4,296	114,231
Nautilus, Inc.(x)*	6,771	105,898
Smith & Wesson Brands, Inc.	12,932	225,663

		2,927,209

Multiline Retail (0.1%)
Franchise Group, Inc.	5,065	182,897

Specialty Retail (5.2%)
America’s Car-Mart, Inc.*	1,407	214,385
At Home Group, Inc.(x)*	12,522	359,381
Barnes & Noble Education, Inc.*	10,013	81,506
Blink Charging Co.(x)*	7,757	318,813
Boot Barn Holdings, Inc.*	6,600	411,246
Build-A-Bear Workshop, Inc.*	2,989	20,624
Caleres, Inc.	8,444	184,079
Cato Corp. (The), Class A*	4,646	55,752
Chico’s FAS, Inc.*	27,178	89,959
Citi Trends, Inc.*	2,220	185,992
Conn’s, Inc.*	4,176	81,223
Container Store Group, Inc. (The)*	143,646	2,390,269
Envela Corp.(x)*	1,645	8,258
Express, Inc.*	14,893	59,870
GameStop Corp., Class A(x)*	13,250	2,515,115
Genesco, Inc.*	3,290	156,275
GrowGeneration Corp.(x)*	9,416	467,881
Haverty Furniture Cos., Inc.	3,794	141,099
Hibbett Sports, Inc.*	3,854	265,502
Lazydays Holdings, Inc.(x)*	1,080	19,235
LMP Automotive Holdings, Inc.(x)*	1,444	24,014
Lumber Liquidators Holdings, Inc.*	6,674	167,651
MarineMax, Inc.*	4,885	241,124
OneWater Marine, Inc., Class A*	2,370	94,705
Shoe Carnival, Inc.	2,173	134,465
Sleep Number Corp.*	20,558	2,949,867
Sportsman’s Warehouse Holdings, Inc.*	9,767	168,383
Tilly’s, Inc., Class A*	5,099	57,721
TravelCenters of America, Inc.*	2,666	72,328
Winmark Corp.	681	126,959
Zumiez, Inc.*	4,893	209,910

		12,273,591

Textiles, Apparel & Luxury Goods (0.3%)
Crown Crafts, Inc.	2,158	16,681
Culp, Inc.	2,838	43,677
Delta Apparel, Inc.*	1,472	39,935
Fossil Group, Inc.*	10,631	131,825
Jerash Holdings US, Inc.	733	4,596
Lakeland Industries, Inc.(x)*	1,775	49,452
Movado Group, Inc.	3,611	102,733
Rocky Brands, Inc.	1,604	86,712
Superior Group of Cos., Inc.	2,512	63,855
Unifi, Inc.*	3,206	88,357
Vera Bradley, Inc.*	4,552	45,975
Vince Holding Corp.*	647	7,259

		681,057

Total Consumer Discretionary		37,145,829

Consumer Staples (3.5%)
Beverages (0.8%)
Celsius Holdings, Inc.(x)*	36,493	1,753,488
NewAge, Inc.(x)*	22,136	63,309

		1,816,797

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	7,055	214,895
HF Foods Group, Inc.*	8,195	59,168
Natural Grocers by Vitamin Cottage, Inc.	2,039	35,785
Rite Aid Corp.*	12,621	258,226
SpartanNash Co.	8,207	161,103
Village Super Market, Inc., Class A	1,928	45,443

		774,620

Food Products (0.2%)
Alico, Inc.	1,179	35,205
Arcadia Biosciences, Inc.(x)*	2,101	5,788
Bridgford Foods Corp.*	344	5,332
Farmer Bros Co.*	3,690	38,524
Laird Superfood, Inc.(x)*	653	24,468
Landec Corp.*	6,103	64,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lifeway Foods, Inc.*	946	$5,108
Limoneira Co.	3,568	62,440
RiceBran Technologies(x)*	7,428	7,354
S&W Seed Co.*	2,725	9,810
Seneca Foods Corp., Class A*	1,535	72,283

		331,004

Household Products (0.6%)
Central Garden & Pet Co.(x)*	24,284	1,408,715
Ocean Bio-Chem, Inc.(x)	840	10,097
Oil-Dri Corp. of America	1,181	40,673

		1,459,485

Personal Products (0.9%)
elf Beauty, Inc.*	67,542	1,812,152
Lifevantage Corp.*	3,133	29,294
Natural Alternatives International, Inc.*	1,119	17,188
Natural Health Trends Corp.	1,479	9,983
Nature’s Sunshine Products, Inc.	2,037	40,658
United-Guardian, Inc.	677	10,256
Veru, Inc.*	12,579	135,539

		2,055,070

Tobacco (0.7%)
Turning Point Brands, Inc.	33,075	1,725,523

Total Consumer Staples		8,162,499

Energy (1.5%)
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc.*	4,705	95,700
Bristow Group, Inc.*	1,532	39,648
Dawson Geophysical Co.*	5,273	12,919
DMC Global, Inc.*	3,353	181,934
Exterran Corp.*	6,159	20,694
Geospace Technologies Corp.*	3,098	28,254
Gulf Island Fabrication, Inc.*	3,239	12,503
ION Geophysical Corp.*	1,095	2,343
KLX Energy Services Holdings, Inc.(x)*	1,502	24,077
Mammoth Energy Services, Inc.*	3,159	16,806
Nabors Industries Ltd.(x)*	1,642	153,445
Natural Gas Services Group, Inc.*	3,013	28,443
Newpark Resources, Inc.*	19,703	61,867
Nine Energy Service, Inc.(x)*	3,787	8,710
Oil States International, Inc.*	14,088	84,951
Ranger Energy Services, Inc.*	1,451	7,951
SEACOR Marine Holdings, Inc.*	5,161	27,508
Solaris Oilfield Infrastructure, Inc., Class A	6,457	79,227
Tidewater, Inc.*	9,044	113,321
US Silica Holdings, Inc.*	17,207	211,474

		1,211,775

Oil, Gas & Consumable Fuels (1.0%)
Adams Resources & Energy, Inc.(x)	453	12,688
Amplify Energy Corp.(x)*	3,669	10,200
Ardmore Shipping Corp.*	8,014	36,384
Battalion Oil Corp.*	750	8,160
Berry Corp.	15,102	83,212
Bonanza Creek Energy, Inc.*	4,846	173,148
Centrus Energy Corp., Class A*	1,777	42,150
Clean Energy Fuels Corp.*	30,049	412,873
CONSOL Energy, Inc.*	6,827	66,358
Contango Oil & Gas Co.(x)*	25,871	100,897
Diamond S Shipping, Inc., Class S*	6,454	64,734
Dorian LPG Ltd.*	8,598	112,892
Earthstone Energy, Inc., Class A*	5,487	39,232
Energy Fuels, Inc.(x)*	31,185	177,131
Epsilon Energy Ltd.*	3,290	12,815
Evolution Petroleum Corp.	6,171	20,858
Falcon Minerals Corp.	8,686	39,000
Goodrich Petroleum Corp.*	2,341	22,146
Green Plains, Inc.*	8,190	221,703
International Seaways, Inc.	5,600	108,528
NACCO Industries, Inc., Class A	933	23,278
Navios Maritime Acquisition Corp.(x)	2,603	10,542
NextDecade Corp.*	5,077	13,556
Nordic American Tankers Ltd.(x)	34,374	111,715
Overseas Shipholding Group, Inc., Class A*	13,694	28,210
Penn Virginia Corp.*	3,443	46,136
PHX Minerals, Inc.(x)	4,322	12,404
PrimeEnergy Resources Corp.*	138	7,230
REX American Resources Corp.*	1,253	105,465
SandRidge Energy, Inc.(x)*	6,999	27,366
SilverBow Resources, Inc.*	1,549	12,051
Uranium Energy Corp.(x)*	45,488	130,096
W&T Offshore, Inc.(x)*	21,378	76,747
Whiting Petroleum Corp.*	277	9,820

		2,379,725

Total Energy		3,591,500

Financials (10.3%)
Banks (7.1%)
1st Constitution Bancorp	2,134	37,580
ACNB Corp.	1,965	57,575
Affinity Bancshares, Inc.*	704	8,532
Allegiance Bancshares, Inc.	4,539	184,011
Altabancorp	3,716	156,221
Amalgamated Financial Corp.	3,087	51,213
Amerant Bancorp, Inc.*	5,297	98,365
American National Bankshares, Inc.	2,491	82,377
American River Bankshares(x)	1,176	19,181
AmeriServ Financial, Inc.	3,399	13,800
Ames National Corp.	1,952	49,932
Arrow Financial Corp.	3,142	104,660
Atlantic Capital Bancshares, Inc.*	4,717	113,680
Auburn National BanCorp, Inc.(x)	530	20,336
Bancorp, Inc. (The)*	11,852	245,573
Bank First Corp.(x)	1,451	108,810
Bank of Commerce Holdings	3,667	46,754
Bank of Marin Bancorp	3,110	121,788
Bank of Princeton (The)(x)	1,287	36,834
Bank of South Carolina Corp.	865	19,549
Bank of the James Financial Group, Inc.	829	11,764
Bank7 Corp.	740	13,031
BankFinancial Corp.	3,105	32,044
Bankwell Financial Group, Inc.	1,543	41,584
Bar Harbor Bankshares	3,371	99,175
BayCom Corp.*	2,518	45,374
BCB Bancorp, Inc.	3,303	45,581
Blue Ridge Bankshares, Inc.	2,287	50,177
Bryn Mawr Bank Corp.	4,588	208,800
Business First Bancshares, Inc.	4,450	106,489
Byline Bancorp, Inc.	5,654	119,582
C&F Financial Corp.	781	34,590
California Bancorp, Inc.*	1,638	29,173
Cambridge Bancorp	1,494	125,974
Camden National Corp.	3,446	164,926
Capital Bancorp, Inc.*	1,780	34,336
Capital City Bank Group, Inc.	3,109	80,896
Capstar Financial Holdings, Inc.	3,722	64,205
Carter Bankshares, Inc.*	5,209	72,718
CB Financial Services, Inc.	1,203	26,622
CBTX, Inc.	4,067	124,938
Central Valley Community Bancorp	2,420	44,552
Century Bancorp, Inc., Class A	630	58,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chemung Financial Corp.	759	$31,741
ChoiceOne Financial Services, Inc.	1,663	39,995
Citizens & Northern Corp.	3,169	75,359
Citizens Community Bancorp, Inc.	2,521	31,286
Citizens Holding Co.	1,103	21,950
Civista Bancshares, Inc.	3,684	84,511
CNB Financial Corp.	3,460	85,151
Coastal Financial Corp.*	2,116	55,482
Codorus Valley Bancorp, Inc.	2,247	41,367
Colony Bankcorp, Inc.	1,875	29,250
Community Bankers Trust Corp.(x)	4,996	44,065
Community Financial Corp. (The)(x)	1,185	40,586
Community Trust Bancorp, Inc.	3,602	158,596
Community West Bancshares(x)	1,646	21,135
ConnectOne Bancorp, Inc.	8,645	219,151
Cortland Bancorp	813	17,943
County Bancorp, Inc.(x)	1,130	27,086
CrossFirst Bankshares, Inc.*	11,190	154,310
Customers Bancorp, Inc.*	6,620	210,648
Dime Community Bancshares, Inc.	8,110	244,435
Eagle Bancorp Montana, Inc.	1,513	36,796
Emclaire Financial Corp.	549	15,108
Enterprise Bancorp, Inc.	2,062	67,056
Equity Bancshares, Inc., Class A*	3,322	91,023
Esquire Financial Holdings, Inc.*	1,559	35,561
Evans Bancorp, Inc.	1,101	37,313
Farmers & Merchants Bancorp, Inc.	2,258	56,766
Farmers National Banc Corp.	6,041	100,885
Fidelity D&D Bancorp, Inc.(x)	882	54,243
Financial Institutions, Inc.	3,689	111,740
First Bancorp, Inc. (The)	2,301	67,166
First Bancshares, Inc. (The)	4,768	174,556
First Bank	3,735	45,455
First Business Financial Services, Inc.	1,874	46,344
First Capital, Inc.(x)	773	37,653
First Choice Bancorp	2,395	58,222
First Community Bankshares, Inc.	4,032	120,920
First Community Corp.	1,659	33,097
First Financial Corp.	3,085	138,856
First Financial Northwest, Inc.	1,702	24,254
First Foundation, Inc.	9,188	215,550
First Guaranty Bancshares, Inc.(x)	836	14,973
First Internet Bancorp	2,256	79,479
First Mid Bancshares, Inc.	3,379	148,439
First National Corp.	890	15,869
First Northwest Bancorp	2,026	33,672
First of Long Island Corp. (The)	5,291	112,434
First Savings Financial Group, Inc.(x)	437	29,340
First United Corp.	1,644	28,967
First US Bancshares, Inc.	1,194	11,104
First Western Financial, Inc.*	1,395	34,889
Flushing Financial Corp.	6,853	145,489
FNCB Bancorp, Inc.	3,916	29,527
Franklin Financial Services Corp.	941	29,340
FVCBankcorp, Inc.*	2,824	48,912
German American Bancorp, Inc.	5,662	261,698
Great Southern Bancorp, Inc.	2,517	142,638
Guaranty Bancshares, Inc.	1,823	66,995
Hanmi Financial Corp.	7,244	142,924
HarborOne Bancorp, Inc.	12,075	162,650
Hawthorn Bancshares, Inc.	1,355	28,848
HBT Financial, Inc.	2,281	39,051
Heritage Commerce Corp.	13,515	165,153
HomeTrust Bancshares, Inc.	3,582	87,222
Horizon Bancorp, Inc.	9,959	185,038
Howard Bancorp, Inc.*	3,060	50,306
Independent Bank Corp.	4,908	116,025
Investar Holding Corp.	2,277	46,792
Lakeland Bancorp, Inc.	11,332	197,517
Landmark Bancorp, Inc.(x)	837	22,114
LCNB Corp.	2,728	47,740
Level One Bancorp, Inc.	1,165	30,034
Limestone Bancorp, Inc.*	1,155	18,307
Macatawa Bank Corp.	6,093	60,625
Mackinac Financial Corp.	2,037	28,559
MainStreet Bancshares, Inc.*	1,428	29,645
Malvern Bancorp, Inc.(x)*	1,801	33,535
Mercantile Bank Corp.	3,689	119,782
Meridian Corp.	1,134	29,484
Metrocity Bankshares, Inc.	4,058	62,412
Metropolitan Bank Holding Corp.*	1,610	81,080
Mid Penn Bancorp, Inc.	1,537	41,207
Middlefield Banc Corp.(x)	1,354	28,380
Midland States Bancorp, Inc.	4,908	136,148
MidWestOne Financial Group, Inc.	3,436	106,413
MVB Financial Corp.	2,168	73,278
National Bankshares, Inc.	1,437	51,028
Nicolet Bankshares, Inc.*	2,114	176,434
Northeast Bank	1,688	44,546
Northrim BanCorp, Inc.	1,413	60,067
Norwood Financial Corp.	1,397	37,174
Oak Valley Bancorp(x)	1,641	28,143
Ohio Valley Banc Corp.	973	23,624
Old Point Financial Corp.	898	21,121
Old Second Bancorp, Inc.	6,626	87,529
Origin Bancorp, Inc.	5,126	217,394
Orrstown Financial Services, Inc.	2,548	56,820
Pacific Mercantile Bancorp*	4,376	38,946
Parke Bancorp, Inc.	2,388	47,736
Partners Bancorp(x)	1,964	14,357
Pathfinder Bancorp, Inc.(x)	935	13,324
PCB Bancorp	2,844	42,660
Peapack-Gladstone Financial Corp.	4,232	130,684
Penns Woods Bancorp, Inc.	1,603	38,616
Peoples Bancorp of North Carolina, Inc.	1,061	25,082
Peoples Bancorp, Inc.	4,221	140,011
Peoples Financial Services Corp.	1,590	67,162
Plumas Bancorp(x)	1,076	31,473
Preferred Bank	3,168	201,738
Premier Financial Bancorp, Inc.	3,102	57,666
Primis Financial Corp.	4,597	66,840
Professional Holding Corp., Class A*	2,613	48,001
QCR Holdings, Inc.	3,455	163,145
RBB Bancorp	3,918	79,418
Red River Bancshares, Inc.	1,135	63,571
Reliant Bancorp, Inc.	3,489	100,204
Republic Bancorp, Inc., Class A	2,221	98,368
Republic First Bancorp, Inc.*	10,693	40,313
Richmond Mutual BanCorp, Inc.	2,946	39,948
Riverview Financial Corp.	2,106	22,008
Salisbury Bancorp, Inc.(x)	592	26,291
SB Financial Group, Inc.	1,622	29,618
Select Bancorp, Inc.*	3,586	39,697
Shore Bancshares, Inc.	2,753	46,856
Sierra Bancorp	3,296	88,333
Silvergate Capital Corp., Class A*	16,989	2,415,326
SmartFinancial, Inc.	3,268	70,752
Sound Financial Bancorp, Inc.(x)	491	20,440
South Plains Financial, Inc.	2,445	55,550
Southern First Bancshares, Inc.*	1,695	79,462
Spirit of Texas Bancshares, Inc.	3,019	67,354
Stock Yards Bancorp, Inc.	4,693	239,625
Summit Financial Group, Inc.	2,618	69,508
Summit State Bank	1,240	20,237
TriState Capital Holdings, Inc.*	6,416	147,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Triumph Bancorp, Inc.*	5,296	$409,857
Union Bankshares, Inc.	897	26,910
United Bancorp, Inc.	1,169	16,740
United Bancshares, Inc.(x)	671	16,943
United Security Bancshares	3,041	24,906
Unity Bancorp, Inc.	1,664	36,608
Univest Financial Corp.	6,684	191,096
Village Bank and Trust Financial Corp.*	107	4,259
Washington Trust Bancorp, Inc.	3,980	205,487
West BanCorp, Inc.	3,734	89,952

		16,633,643

Capital Markets (0.5%)
B Riley Financial, Inc.	4,598	259,235
Cowen, Inc., Class A	5,988	210,478
Diamond Hill Investment Group, Inc.	713	111,235
Donnelley Financial Solutions, Inc.*	6,795	189,105
Greenhill & Co., Inc.	3,346	55,142
Hennessy Advisors, Inc.	874	7,508
Manning & Napier, Inc.	3,297	21,332
Oppenheimer Holdings, Inc., Class A	2,168	86,828
Pzena Investment Management, Inc., Class A	3,983	41,941
Safeguard Scientifics, Inc.*	4,770	32,531
Siebert Financial Corp.(x)*	2,922	11,834
Silvercrest Asset Management Group, Inc., Class A	2,110	30,342
StoneX Group, Inc.*	3,882	253,805
Value Line, Inc.	213	6,005
Westwood Holdings Group, Inc.	1,902	27,503

		1,344,824

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	1,127	34,182
Consumer Portfolio Services, Inc.*	3,750	15,113
Curo Group Holdings Corp.	4,182	61,015
Elevate Credit, Inc.*	4,286	12,515
Enova International, Inc.*	7,973	282,882
EZCORP, Inc., Class A*	11,319	56,255
Medallion Financial Corp.*	4,557	32,127
Nicholas Financial, Inc.*	1,048	11,077
Oportun Financial Corp.*	4,566	94,562
Regional Management Corp.	1,884	65,300

		665,028

Diversified Financial Services (0.1%)
Alerus Financial Corp.	3,362	100,120
A-Mark Precious Metals, Inc.	1,160	41,760
GWG Holdings, Inc.*	928	6,487
Marlin Business Services Corp.	2,007	27,375
SWK Holdings Corp.*	770	11,196

		186,938

Insurance (0.8%)
Atlantic American Corp.(x)*	932	3,430
Citizens, Inc.(x)*	11,499	66,579
Conifer Holdings, Inc.(x)*	963	3,611
Crawford & Co., Class A	3,698	39,384
Donegal Group, Inc., Class A	2,686	39,914
FedNat Holding Co.	3,040	14,075
Greenlight Capital Re Ltd., Class A*	6,127	53,305
Hallmark Financial Services, Inc.*	2,534	9,832
HCI Group, Inc.	1,459	112,080
Heritage Insurance Holdings, Inc.	5,717	63,344
Independence Holding Co.	1,078	42,958
Investors Title Co.	305	50,630
Kingstone Cos., Inc.	2,294	19,591
Kingsway Financial Services, Inc.*	2,162	10,053
Midwest Holding, Inc.*	216	10,798
National Security Group, Inc. (The)	184	1,934
NI Holdings, Inc.*	2,175	40,194
ProSight Global, Inc.*	2,001	25,213
Protective Insurance Corp., Class B	2,076	47,478
Tiptree, Inc.	5,703	51,042
Trupanion, Inc.*	13,123	1,000,104
United Insurance Holdings Corp.	4,748	34,233
Vericity, Inc.(x)*	541	5,350
Watford Holdings Ltd.*	3,883	134,391

		1,879,523

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
ACRES Commercial Realty Corp. (REIT)*	2,190	31,952
AG Mortgage Investment Trust, Inc. (REIT)(x)	7,665	30,890
Ares Commercial Real Estate Corp. (REIT)	7,210	98,921
Arlington Asset Investment Corp. (REIT), Class A*	7,660	30,946
Cherry Hill Mortgage Investment Corp. (REIT)	3,617	33,783
Dynex Capital, Inc. (REIT)	5,919	112,047
Ellington Financial, Inc. (REIT)	9,635	154,256
Ellington Residential Mortgage REIT (REIT)	2,101	25,863
Granite Point Mortgage Trust, Inc. (REIT)	13,102	156,831
Great Ajax Corp. (REIT)	4,825	52,592
Lument Finance Trust, Inc. (REIT)(x)	4,549	16,058
Manhattan Bridge Capital, Inc. (REIT)	1,488	9,062
Nexpoint Real Estate Finance, Inc. (REIT)	1,036	19,249
Orchid Island Capital, Inc. (REIT)(x)	19,781	118,884
Ready Capital Corp. (REIT)	13,531	181,589
Sachem Capital Corp. (REIT)	4,930	25,735
Western Asset Mortgage Capital Corp. (REIT)(x)	13,763	43,904

		1,142,562

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc.*	538	7,548
Bogota Financial Corp.(x)*	1,447	14,846
Bridgewater Bancshares, Inc.*	5,043	81,444
Broadway Financial Corp.*	2,179	5,426
CBM Bancorp, Inc.	750	10,515
CF Bankshares, Inc.	934	18,643
Elmira Savings Bank(x)	516	6,966
ESSA Bancorp, Inc.	2,133	34,128
Federal Agricultural Mortgage Corp., Class C	2,128	214,332
FFBW, Inc.*	742	8,347
First Seacoast Bancorp*	436	4,321
FS Bancorp, Inc.	878	59,002
Greene County Bancorp, Inc.(x)	663	16,582
Guaranty Federal Bancshares, Inc.	662	12,810
Hingham Institution For Savings (The)	323	91,654
HMN Financial, Inc.*	924	18,582
Home Bancorp, Inc.	1,763	63,556
Home Federal Bancorp, Inc. of Louisiana(x)	273	8,463
HomeStreet, Inc.	4,938	217,618
IF Bancorp, Inc.	428	9,211
Impac Mortgage Holdings, Inc.*	2,000	4,020
Kentucky First Federal Bancorp	649	4,381
Lake Shore Bancorp, Inc.(x)	411	6,161
Luther Burbank Corp.	4,395	51,993
Magyar Bancorp, Inc.(x)*	376	5,185
Merchants Bancorp	2,036	85,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Meridian Bancorp, Inc.	10,897	$200,723
Mid-Southern Bancorp, Inc.	822	12,494
MMA Capital Holdings, Inc.*	1,067	24,338
Oconee Federal Financial Corp.(x)	155	4,042
OP Bancorp	2,892	30,424
PCSB Financial Corp.	3,278	54,448
PDL Community Bancorp*	1,848	20,531
Pioneer Bancorp, Inc.*	2,641	30,768
Premier Financial Corp.	8,644	287,499
Provident Bancorp, Inc.	3,859	55,570
Provident Financial Holdings, Inc.	1,386	23,423
Prudential Bancorp, Inc.	1,623	23,955
Randolph Bancorp, Inc.*	1,130	22,600
Rhinebeck Bancorp, Inc.*	979	10,182
Riverview Bancorp, Inc.	4,829	33,465
Security National Financial Corp., Class A*	2,251	21,047
Severn Bancorp, Inc.	2,178	26,354
Southern Missouri Bancorp, Inc.	1,750	68,985
Standard AVB Financial Corp.	871	28,438
Sterling Bancorp, Inc.*	3,973	22,487
Territorial Bancorp, Inc.	1,844	48,792
Timberland Bancorp, Inc.	1,668	46,387
Velocity Financial, Inc.*	2,000	17,740
Waterstone Financial, Inc.	5,053	103,182
Western New England Bancorp, Inc.	5,324	44,881

		2,323,879

Total Financials		24,176,397

Health Care (31.6%)
Biotechnology (15.8%)
89bio, Inc.*	1,925	45,584
Abeona Therapeutics, Inc.(x)*	14,458	27,181
Acorda Therapeutics, Inc.*	1,960	9,545
Adamas Pharmaceuticals, Inc.*	5,594	26,851
Adicet Bio, Inc.(x)*	3,276	42,850
ADMA Biologics, Inc.(x)*	15,352	27,020
Aeglea BioTherapeutics, Inc.*	10,598	83,936
Affimed NV*	25,847	204,450
Agenus, Inc.*	36,815	100,137
AIM ImmunoTech, Inc.(x)*	9,049	20,541
Akero Therapeutics, Inc.(x)*	3,168	91,904
Albireo Pharma, Inc.*	3,885	136,946
Aldeyra Therapeutics, Inc.*	8,904	105,780
Aligos Therapeutics, Inc.(x)*	2,473	56,236
Allena Pharmaceuticals, Inc.(x)*	9,602	13,347
Alpine Immune Sciences, Inc.(x)*	1,302	13,801
Altimmune, Inc.*	7,682	108,547
Anavex Life Sciences Corp.(x)*	13,351	199,597
Anika Therapeutics, Inc.*	3,276	133,628
Anixa Biosciences, Inc.(x)*	5,531	25,885
Applied Genetic Technologies Corp.(x)*	10,002	50,710
Aprea Therapeutics, Inc.*	1,621	8,267
Aptinyx, Inc.(x)*	7,927	23,781
AquaBounty Technologies, Inc.(x)*	9,516	63,757
Aravive, Inc.(x)*	2,798	18,439
Arbutus Biopharma Corp.(x)*	14,863	49,494
Arcturus Therapeutics Holdings, Inc.(x)*	4,709	194,482
Ardelyx, Inc.*	17,226	114,036
Aridis Pharmaceuticals, Inc.(x)*	1,447	8,537
Armata Pharmaceuticals, Inc.*	1,996	9,541
Assembly Biosciences, Inc.*	7,136	32,826
Athersys, Inc.(x)*	38,842	69,916
Atreca, Inc., Class A*	6,748	103,447
aTyr Pharma, Inc.*	2,065	9,189
AVEO Pharmaceuticals, Inc.(x)*	4,994	36,556
Avid Bioservices, Inc.*	14,115	257,316
Avrobio, Inc.*	8,300	105,327
Axcella Health, Inc.*	3,140	14,946
Aziyo Biologics, Inc., Class A(x)*	482	6,661
Beam Therapeutics, Inc.(x)*	6,918	553,717
Bellicum Pharmaceuticals, Inc.(x)*	1,280	4,813
Beyondspring, Inc.(x)*	4,436	49,107
BioCryst Pharmaceuticals, Inc.(x)*	40,890	415,851
Bioxcel Therapeutics, Inc.(x)*	2,989	129,005
BrainStorm Cell Therapeutics, Inc.(x)*	6,452	24,711
Cabaletta Bio, Inc.*	2,942	32,656
Calithera Biosciences, Inc.*	15,418	37,312
Calyxt, Inc.(x)*	2,437	14,671
Capricor Therapeutics, Inc.(x)*	2,871	13,436
CareDx, Inc.*	19,368	1,318,767
CASI Pharmaceuticals, Inc.*	15,554	37,330
Catabasis Pharmaceuticals, Inc.(x)*	4,491	12,979
Catalyst Biosciences, Inc.*	7,163	36,102
Catalyst Pharmaceuticals, Inc.*	22,496	103,707
Celcuity, Inc.*	1,426	20,449
Celldex Therapeutics, Inc.(x)*	9,112	187,707
CEL-SCI Corp.(x)*	8,266	125,726
Celsion Corp.(x)*	6,085	8,397
Centogene NV*	1,962	23,799
Checkmate Pharmaceuticals, Inc.*	2,061	25,021
Checkpoint Therapeutics, Inc.(x)*	11,967	37,576
Chimerix, Inc.*	13,890	133,900
Chinook Therapeutics, Inc.*	3,127	48,594
Cidara Therapeutics, Inc.(x)*	7,688	20,450
Codiak Biosciences, Inc.*	1,502	22,650
Cohbar, Inc.(m)(x)*	8,507	11,570
Concert Pharmaceuticals, Inc.*	6,725	33,558
Constellation Pharmaceuticals, Inc.*	48,484	1,134,041
ContraFect Corp.(x)*	5,640	27,072
Corbus Pharmaceuticals Holdings, Inc.(x)*	17,924	35,310
Corvus Pharmaceuticals, Inc.*	4,166	12,831
Crinetics Pharmaceuticals, Inc.*	6,353	97,074
CTI BioPharma Corp.(x)*	13,988	40,705
Cue Biopharma, Inc.*	6,831	83,338
Curis, Inc.(x)*	89,712	1,015,540
Cyclerion Therapeutics, Inc.*	4,929	13,752
CytomX Therapeutics, Inc.*	14,373	111,103
Decibel Therapeutics, Inc.(x)*	1,654	18,789
DermTech, Inc.(x)*	2,387	121,236
DiaMedica Therapeutics, Inc.*	4,102	37,533
Dyadic International, Inc.(x)*	4,233	23,239
Dynavax Technologies Corp.(x)*	24,436	240,206
Eiger BioPharmaceuticals, Inc.*	7,012	62,056
Enochian Biosciences, Inc.(x)*	3,184	11,271
Entasis Therapeutics Holdings, Inc.(x)*	1,350	2,889
Equillium, Inc.(x)*	1,598	11,426
Evelo Biosciences, Inc.(x)*	5,373	57,491
Exicure, Inc.*	13,500	29,430
Fennec Pharmaceuticals, Inc.(x)*	4,972	30,876
Five Prime Therapeutics, Inc.*	7,397	278,645
Flexion Therapeutics, Inc.*	10,105	90,440
Foghorn Therapeutics, Inc.(x)*	1,659	21,866
Fortress Biotech, Inc.*	15,953	56,314
Frequency Therapeutics, Inc.(x)*	5,871	55,774
Galectin Therapeutics, Inc.(x)*	8,705	18,890
Galera Therapeutics, Inc.*	2,047	18,055
Genocea Biosciences, Inc.(x)*	4,043	10,957
Genprex, Inc.(x)*	6,449	27,795
Geron Corp.(x)*	67,327	106,377
GlycoMimetics, Inc.*	9,067	27,292
Greenwich Lifesciences, Inc.(x)*	939	32,011
Gritstone Oncology, Inc.(x)*	7,037	66,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Harpoon Therapeutics, Inc.*	3,163	$66,170
Homology Medicines, Inc.*	7,891	74,254
Hookipa Pharma, Inc.*	3,338	44,896
iBio, Inc.(x)*	49,871	76,801
Ideaya Biosciences, Inc.*	4,120	96,820
Idera Pharmaceuticals, Inc.*	6,481	8,425
ImmuCell Corp.*	1,094	10,546
Immunic, Inc.*	1,291	20,579
ImmunityBio, Inc.(x)*	7,368	174,916
ImmunoGen, Inc.*	44,388	359,543
Immunome, Inc.(x)*	460	15,585
Infinity Pharmaceuticals, Inc.*	13,271	42,865
Inhibikase Therapeutics, Inc.*	571	3,432
Inmune Bio, Inc.(x)*	1,754	20,838
Inozyme Pharma, Inc.(x)*	2,796	55,361
Insmed, Inc.*	28,004	953,816
Intellia Therapeutics, Inc.*	12,702	1,019,399
IVERIC bio, Inc.*	18,616	115,047
Jounce Therapeutics, Inc.*	4,006	41,142
Kadmon Holdings, Inc.*	39,361	153,114
KalVista Pharmaceuticals, Inc.*	4,449	114,295
Karuna Therapeutics, Inc.*	6,918	831,751
Keros Therapeutics, Inc.*	3,058	188,220
Kezar Life Sciences, Inc.*	7,232	43,103
Kindred Biosciences, Inc.*	8,711	43,294
Kiromic BioPharma, Inc.(x)*	375	3,499
Krystal Biotech, Inc.*	34,149	2,630,839
Kura Oncology, Inc.*	14,470	409,067
La Jolla Pharmaceutical Co.(x)*	3,756	15,925
Lantern Pharma, Inc.(x)*	1,768	32,072
Leap Therapeutics, Inc.(x)*	8,889	16,889
Lexicon Pharmaceuticals, Inc.(x)*	11,620	68,209
Lixte Biotechnology Holdings, Inc.*	303	1,006
LogicBio Therapeutics, Inc.(x)*	3,766	27,416
Lumos Pharma, Inc.(x)*	1,491	17,445
Magenta Therapeutics, Inc.*	4,758	56,335
MannKind Corp.(x)*	52,955	207,584
Marker Therapeutics, Inc.(x)*	6,696	14,999
MediciNova, Inc.(x)*	9,452	47,733
MEI Pharma, Inc.*	25,580	87,739
MeiraGTx Holdings plc*	5,549	80,072
Merrimack Pharmaceuticals, Inc.*	2,218	13,929
Mersana Therapeutics, Inc.*	12,213	197,606
Metacrine, Inc.*	1,510	9,362
Millendo Therapeutics, Inc.(x)*	4,341	5,209
Minerva Neurosciences, Inc.*	8,066	23,553
Mirum Pharmaceuticals, Inc.*	1,398	27,708
Molecular Templates, Inc.*	5,951	75,102
Monopar Therapeutics, Inc.*	842	5,220
Morphic Holding, Inc.*	3,234	204,648
Mustang Bio, Inc.*	11,511	38,217
Myovant Sciences Ltd.(x)*	57,725	1,187,980
NanoViricides, Inc.(x)*	1,854	8,751
Neoleukin Therapeutics, Inc.*	7,414	91,266
NeuBase Therapeutics, Inc.*	3,709	27,410
NeuroBo Pharmaceuticals, Inc.(x)*	1,185	5,214
NexImmune, Inc.(x)*	1,480	28,238
Nymox Pharmaceutical Corp.*	9,318	20,686
Oncocyte Corp.*	16,633	86,325
Oncorus, Inc.(x)*	1,760	24,499
OncoSec Medical, Inc.(x)*	2,608	12,440
Oncternal Therapeutics, Inc.(x)*	6,419	53,406
OpGen, Inc.(x)*	4,810	12,025
Orchard Therapeutics plc (ADR)*	188,236	1,366,593
Organogenesis Holdings, Inc.*	5,675	103,398
Orgenesis, Inc.(x)*	4,223	24,198
Ovid therapeutics, Inc.(x)*	11,041	44,385
Oyster Point Pharma, Inc.(x)*	1,408	25,738
Pandion Therapeutics, Inc.(x)*	2,864	171,983
PhaseBio Pharmaceuticals, Inc.(x)*	3,341	11,560
Pieris Pharmaceuticals, Inc.*	12,373	31,799
PolarityTE, Inc.(x)*	7,431	8,248
Precision BioSciences, Inc.*	10,883	112,639
Protagonist Therapeutics, Inc.*	8,083	209,350
Protara Therapeutics, Inc.*	895	14,087
Prothena Corp. plc*	7,194	180,713
RAPT Therapeutics, Inc.*	2,552	56,654
Replimune Group, Inc.*	5,492	167,561
Rigel Pharmaceuticals, Inc.*	493,663	1,688,327
Rocket Pharmaceuticals, Inc.*	25,949	1,151,357
Savara, Inc.(x)*	11,542	24,007
Scholar Rock Holding Corp.*	36,087	1,828,167
Scopus Biopharma, Inc.(x)*	1,268	10,715
Selecta Biosciences, Inc.*	15,714	71,106
Sensei Biotherapeutics, Inc.(x)*	1,765	25,645
Seres Therapeutics, Inc.*	78,319	1,612,588
Soleno Therapeutics, Inc.(x)*	13,672	17,227
Solid Biosciences, Inc.(x)*	6,597	36,481
Soligenix, Inc.(x)*	7,096	10,857
Sonnet BioTherapeutics Holdings, Inc.*	3,763	8,467
Sorrento Therapeutics, Inc.(x)*	57,909	478,907
Spectrum Pharmaceuticals, Inc.*	34,992	114,074
Spero Therapeutics, Inc.(x)*	4,752	69,949
Spruce Biosciences, Inc.(x)*	1,608	26,693
SQZ Biotechnologies Co.(x)*	1,273	17,415
Surface Oncology, Inc.*	5,373	41,909
Sutro Biopharma, Inc.*	7,420	168,879
Syndax Pharmaceuticals, Inc.*	7,261	162,356
Synlogic, Inc.(x)*	3,756	13,446
Syros Pharmaceuticals, Inc.*	11,018	82,415
TCR2 Therapeutics, Inc.*	6,760	149,261
TG Therapeutics, Inc.*	20,688	997,162
Trillium Therapeutics, Inc.(x)*	86,912	933,435
Turning Point Therapeutics, Inc.*	8,362	790,962
Tyme Technologies, Inc.(x)*	16,156	28,758
UNITY Biotechnology, Inc.(x)*	7,960	47,760
Vaccinex, Inc.(x)*	1,532	4,565
Vanda Pharmaceuticals, Inc.*	12,476	187,390
Vaxart, Inc.(x)*	12,028	72,769
VBI Vaccines, Inc.(x)*	42,141	131,059
Veracyte, Inc.(x)*	17,318	930,842
Verastem, Inc.*	39,970	98,726
Vericel Corp.(x)*	10,529	584,886
Viking Therapeutics, Inc.(x)*	15,370	97,215
Virios Therapeutics, Inc.(x)*	719	4,120
Voyager Therapeutics, Inc.*	5,916	27,864
vTv Therapeutics, Inc., Class A*	2,109	5,947
X4 Pharmaceuticals, Inc.*	3,670	31,599
XBiotech, Inc.(x)*	3,303	56,713
Xenon Pharmaceuticals, Inc.(x)*	44,979	805,124
XOMA Corp.(x)*	1,429	58,317
Yumanity Therapeutics, Inc.(x)*	1,300	23,530
ZIOPHARM Oncology, Inc.(x)*	49,634	178,682

		37,048,952

Health Care Equipment & Supplies (7.5%)
Accuray, Inc.*	21,271	105,291
Allied Healthcare Products, Inc.(x)*	465	2,204
Alphatec Holdings, Inc.*	12,634	199,491
AngioDynamics, Inc.*	8,384	196,186
Antares Pharma, Inc.*	38,424	157,923
Apollo Endosurgery, Inc.*	2,909	16,029
Apyx Medical Corp.*	7,782	75,174
Aspira Women’s Health, Inc.(x)*	19,883	134,210
Axonics Modulation Technologies, Inc.*	35,943	2,152,626
Bellerophon Therapeutics, Inc.*	1,096	5,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Beyond Air, Inc.(x)*	3,826	$21,043
BioLife Solutions, Inc.*	3,288	118,368
Biomerica, Inc.(x)*	2,194	11,979
BioSig Technologies, Inc.(x)*	5,623	24,235
Chembio Diagnostics, Inc.(x)*	4,632	16,258
ClearPoint Neuro, Inc.(x)*	3,290	69,551
Co-Diagnostics, Inc.(x)*	6,094	58,137
CryoPort, Inc.*	44,829	2,331,556
Cutera, Inc.*	4,031	121,132
CytoSorbents Corp.(x)*	9,606	83,380
Electromed, Inc.*	1,630	17,180
FONAR Corp.*	1,489	26,936
GBS, Inc.(x)*	1,363	7,755
GenMark Diagnostics, Inc.*	16,102	384,838
Heska Corp.*	1,604	270,210
Inari Medical, Inc.*	8,642	924,694
IntriCon Corp.*	1,968	50,460
Invacare Corp.	7,613	61,056
iRadimed Corp.*	1,377	35,485
Lantheus Holdings, Inc.*	15,317	327,324
LeMaitre Vascular, Inc.	3,904	190,437
LENSAR, Inc.*	1,492	10,832
Meridian Bioscience, Inc.*	9,889	259,586
Microbot Medical, Inc.(x)*	1,416	12,050
Milestone Scientific, Inc.(x)*	11,134	39,748
Misonix, Inc.*	2,812	55,087
Motus GI Holdings, Inc.(x)*	4,712	5,701
Nemaura Medical, Inc.(x)*	1,607	12,277
Neuronetics, Inc.*	4,984	61,652
OrthoPediatrics Corp.*	28,787	1,403,366
Outset Medical, Inc.*	17,528	953,348
PAVmed, Inc.(x)*	14,515	64,447
Pro-Dex, Inc.*	581	15,658
Pulmonx Corp.(x)*	20,564	940,597
Pulse Biosciences, Inc.(x)*	3,263	77,268
Repro-Med Systems, Inc.(x)*	6,342	22,324
Retractable Technologies, Inc.(x)*	3,218	41,255
Rockwell Medical, Inc.(x)*	15,591	18,086
SeaSpine Holdings Corp.*	6,189	107,689
Sensus Healthcare, Inc.(x)*	2,953	11,310
Shockwave Medical, Inc.*	15,756	2,052,377
SI-BONE, Inc.*	67,857	2,158,531
Sientra, Inc.*	12,077	88,041
Soliton, Inc.(x)*	1,459	25,635
Stereotaxis, Inc.*	10,201	68,551
Strata Skin Sciences, Inc.(x)*	4,539	7,580
Surgalign Holdings, Inc.*	23,029	50,203
Surmodics, Inc.*	3,128	175,387
Talis Biomedical Corp.(x)*	3,080	39,578
Tela Bio, Inc.*	1,684	25,092
ThermoGenesis Holdings, Inc.(x)*	532	1,431
TransMedics Group, Inc.*	5,783	239,937
Utah Medical Products, Inc.	776	67,202
Vapotherm, Inc.*	4,520	108,570
Venus Concept, Inc.*	6,126	14,396
ViewRay, Inc.*	28,175	122,561
VolitionRX Ltd.(x)*	6,792	25,674
Zynex, Inc.(x)*	4,118	62,882

		17,642,745

Health Care Providers & Services (2.1%)
Apollo Medical Holdings, Inc.*	4,711	127,621
Apria, Inc.(x)*	1,740	48,598
Avalon GloboCare Corp.(x)*	4,288	4,588
Biodesix, Inc.(x)*	673	13,669
Castle Biosciences, Inc.*	21,786	1,491,470
Community Health Systems, Inc.*	19,890	268,913
Cross Country Healthcare, Inc.*	8,373	104,579
Enzo Biochem, Inc.*	10,046	34,558
Exagen, Inc.*	1,099	19,232
Five Star Senior Living, Inc.*	4,620	28,274
Fulgent Genetics, Inc.(x)*	3,128	302,227
Great Elm Group, Inc.*	4,933	12,037
Hanger, Inc.*	8,468	193,240
InfuSystem Holdings, Inc.*	3,366	68,532
Joint Corp. (The)*	3,008	145,497
ModivCare, Inc.*	2,796	414,144
Ontrak, Inc.(x)*	1,787	58,185
Owens & Minor, Inc.	16,822	632,339
PetIQ, Inc.*	4,994	176,088
Progenity, Inc.(x)*	4,093	19,483
Psychemedics Corp.*	876	5,431
RadNet, Inc.*	10,167	221,132
Sharps Compliance Corp.*	3,244	46,616
Surgery Partners, Inc.*	6,029	266,844
Triple-S Management Corp., Class B*	5,317	138,401
Viemed Healthcare, Inc.*	7,767	78,602
Vivos Therapeutics, Inc.*	891	5,916

		4,926,216

Health Care Technology (1.8%)
Computer Programs and Systems, Inc.	3,014	92,228
Health Catalyst, Inc.*	21,391	1,000,457
HealthStream, Inc.*	6,048	135,112
iCAD, Inc.*	4,652	98,715
Inspire Medical Systems, Inc.*	7,587	1,570,433
MTBC, Inc.(x)*	1,592	13,230
NantHealth, Inc.(x)*	6,474	20,782
OptimizeRx Corp.*	3,808	185,640
Simulations Plus, Inc.	16,016	1,012,852
Streamline Health Solutions, Inc.(x)*	5,011	10,273

		4,139,722

Life Sciences Tools & Services (1.9%)
Applied DNA Sciences, Inc.(x)*	1,650	11,864
Champions Oncology, Inc.*	1,654	18,690
ChromaDex Corp.(x)*	9,648	90,112
Fluidigm Corp.(x)*	17,419	78,734
Harvard Bioscience, Inc.*	8,874	48,452
Inotiv, Inc.*	1,941	38,820
NanoString Technologies, Inc.*	22,254	1,462,310
Personalis, Inc.*	6,158	151,549
Quanterix Corp.*	42,747	2,499,417
Seer, Inc.(x)*	1,842	92,137

		4,492,085

Pharmaceuticals (2.5%)
AcelRx Pharmaceuticals, Inc.(x)*	23,422	39,817
Aclaris Therapeutics, Inc.(x)*	10,851	273,445
Agile Therapeutics, Inc.(x)*	15,799	32,862
Angion Biomedica Corp.(x)*	1,345	24,304
ANI Pharmaceuticals, Inc.*	2,203	79,616
Aquestive Therapeutics, Inc.(x)*	4,570	23,764
Avenue Therapeutics, Inc.(x)*	1,678	10,185
Aytu BioPharma, Inc.*	5,090	38,684
Baudax Bio, Inc.(x)*	3,948	5,093
BioDelivery Sciences International, Inc.*	21,032	82,235
Cara Therapeutics, Inc.*	9,443	205,008
Cassava Sciences, Inc.(x)*	7,560	339,822
Cerecor, Inc.*	10,027	30,282
Chiasma, Inc.*	11,547	36,142
Clearside Biomedical, Inc.*	8,542	21,099
Collegium Pharmaceutical, Inc.*	7,855	186,164
CorMedix, Inc.(x)*	7,547	75,395
Cumberland Pharmaceuticals, Inc.*	1,924	5,830
Cymabay Therapeutics, Inc.*	16,125	73,208
Durect Corp.*	52,044	103,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Eloxx Pharmaceuticals, Inc.(x)*	6,285	$20,866
Eton Pharmaceuticals, Inc.(x)*	3,970	29,060
Evofem Biosciences, Inc.(x)*	17,701	30,977
Evoke Pharma, Inc.(x)*	7,230	13,231
Evolus, Inc.(x)*	5,107	66,340
Eyenovia, Inc.*	3,826	19,551
Fulcrum Therapeutics, Inc.*	3,966	46,719
Graybug Vision, Inc.(x)*	1,509	8,375
Harrow Health, Inc.(x)*	4,911	33,149
Hoth Therapeutics, Inc.(x)*	1,591	3,134
IMARA, Inc.(x)*	1,771	14,947
Intra-Cellular Therapies, Inc.*	37,373	1,268,066
Kala Pharmaceuticals, Inc.(x)*	9,071	61,139
Kaleido Biosciences, Inc.(x)*	3,272	26,503
Landos Biopharma, Inc.(x)*	1,461	14,069
Lannett Co., Inc.*	7,264	38,354
Liquidia Corp.(x)*	6,273	16,874
Lyra Therapeutics, Inc.*	1,566	18,150
Marinus Pharmaceuticals, Inc.(x)*	6,789	105,094
Ocular Therapeutix, Inc.*	16,799	275,672
Opiant Pharmaceuticals, Inc.*	991	10,524
Optinose, Inc.(x)*	8,506	31,387
Oramed Pharmaceuticals, Inc.(x)*	6,033	61,295
Osmotica Pharmaceuticals plc(x)*	2,906	9,474
Otonomy, Inc.*	6,912	17,626
Paratek Pharmaceuticals, Inc.(x)*	10,160	71,730
Petros Pharmaceuticals, Inc.(x)*	930	3,432
Pliant Therapeutics, Inc.(x)*	30,739	1,208,965
Provention Bio, Inc.*	12,389	130,023
Pulmatrix, Inc.(x)*	8,557	11,381
Recro Pharma, Inc.*	5,014	13,989
Satsuma Pharmaceuticals, Inc.*	2,208	13,049
scPharmaceuticals, Inc.*	1,624	10,800
SIGA Technologies, Inc.*	12,393	80,554
Strongbridge Biopharma plc*	10,254	28,301
Tarsus Pharmaceuticals, Inc.*	1,488	47,958
Terns Pharmaceuticals, Inc.(x)*	2,021	44,462
TFF Pharmaceuticals, Inc.*	3,692	50,100
Trevi Therapeutics, Inc.(x)*	1,291	3,524
Vallon Pharmaceuticals, Inc.*	641	2,974
Verrica Pharmaceuticals, Inc.(x)*	2,875	43,556
VYNE Therapeutics, Inc.(x)*	8,382	57,375
WaVe Life Sciences Ltd.*	7,610	42,692
Xeris Pharmaceuticals, Inc.(x)*	10,835	48,866
Zynerba Pharmaceuticals, Inc.(x)*	6,751	31,392

		5,871,701

Total Health Care		74,121,421

Industrials (12.2%)
Aerospace & Defense (0.6%)
Air Industries Group(x)*	3,889	5,717
Astronics Corp.*	5,540	99,942
CPI Aerostructures, Inc.*	2,755	12,508
Ducommun, Inc.*	2,494	149,640
Innovative Solutions and Support, Inc.	3,172	20,047
Maxar Technologies, Inc.	16,474	623,047
National Presto Industries, Inc.	1,188	121,259
Park Aerospace Corp.	4,593	60,719
Triumph Group, Inc.*	11,795	216,792
Vectrus, Inc.*	2,683	143,379

		1,453,050

Air Freight & Logistics (0.5%)
Air T, Inc.*	345	8,201
Atlas Air Worldwide Holdings, Inc.*	13,391	809,352
Echo Global Logistics, Inc.*	6,286	197,443
Radiant Logistics, Inc.*	9,247	64,267

		1,079,263

Airlines (0.0%)
Mesa Air Group, Inc.*	7,978	107,304

Building Products (0.3%)
Alpha Pro Tech Ltd.(x)*	2,750	26,840
Armstrong Flooring, Inc.*	4,237	20,719
Caesarstone Ltd.	5,192	71,286
Insteel Industries, Inc.	4,328	133,476
PGT Innovations, Inc.*	13,144	331,886
Quanex Building Products Corp.	7,776	203,964

		788,171

Commercial Services & Supplies (1.2%)
Acme United Corp.(x)	538	21,219
AMREP Corp.*	802	8,902
CECO Environmental Corp.*	7,157	56,755
Charah Solutions, Inc.(x)*	1,921	9,336
CompX International, Inc.	328	5,907
Ennis, Inc.	5,955	127,139
Heritage-Crystal Clean, Inc.*	3,664	99,404
Kimball International, Inc., Class B	8,512	119,168
Montrose Environmental Group, Inc.*	39,227	1,968,803
NL Industries, Inc.	1,886	14,051
Odyssey Marine Exploration, Inc.*	2,518	16,820
Perma-Fix Environmental Services, Inc.*	2,551	18,699
Quad/Graphics, Inc.*	7,194	25,395
RR Donnelley & Sons Co.*	16,555	67,213
SP Plus Corp.*	5,384	176,542
Team, Inc.*	6,781	78,185
Vidler Water Resouces, Inc.*	3,608	32,111
Virco Mfg. Corp.*	2,568	7,961
VSE Corp.	2,327	91,917

		2,945,527

Construction & Engineering (1.3%)
Aegion Corp.*	7,065	203,119
Ameresco, Inc., Class A*	25,660	1,247,846
Argan, Inc.	3,435	183,257
Concrete Pumping Holdings, Inc.*	6,090	45,127
Great Lakes Dredge & Dock Corp.*	14,530	211,847
HC2 Holdings, Inc.*	11,575	45,606
IES Holdings, Inc.*	1,856	93,561
Infrastructure and Energy Alternatives, Inc.*	4,837	78,843
Matrix Service Co.*	5,842	76,589
MYR Group, Inc.*	3,800	272,346
Northwest Pipe Co.*	2,205	73,691
NV5 Global, Inc.*	2,542	245,481
Orion Group Holdings, Inc.*	6,835	41,488
Sterling Construction Co., Inc.*	6,347	147,250

		2,966,051

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	1,715	88,031
American Superconductor Corp.*	6,286	119,183
Babcock & Wilcox Enterprises, Inc.*	8,876	84,056
Beam Global(x)*	1,338	58,016
Energous Corp.(x)*	9,191	37,315
Espey Mfg. & Electronics Corp.	330	5,016
FuelCell Energy, Inc.(x)*	72,942	1,051,094
LSI Industries, Inc.	5,976	50,975
Orion Energy Systems, Inc.*	6,173	42,964
Powell Industries, Inc.	2,089	70,754
Preformed Line Products Co.	700	48,125
TPI Composites, Inc.*	20,940	1,181,644
Ultralife Corp.*	1,796	14,871

		2,852,044

Industrial Conglomerates (0.6%)
Raven Industries, Inc.	36,991	1,417,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Machinery (4.2%)
Agrify Corp.(x)*	1,438	$17,946
Blue Bird Corp.*	3,542	88,656
Chart Industries, Inc.*	15,032	2,139,805
CIRCOR International, Inc.*	4,657	162,157
Columbus McKinnon Corp.	5,465	288,333
Commercial Vehicle Group, Inc.*	7,217	69,644
Douglas Dynamics, Inc.	5,256	242,564
Eastern Co. (The)	1,232	33,018
Energy Recovery, Inc.*	9,354	171,552
Evoqua Water Technologies Corp.*	34,189	899,171
ExOne Co. (The)(x)*	3,352	105,119
Gencor Industries, Inc.*	2,406	32,264
Graham Corp.	2,344	33,379
Hurco Cos., Inc.	1,443	50,938
Hydrofarm Holdings Group, Inc.*	11,337	683,848
L B Foster Co., Class A*	2,411	43,157
Luxfer Holdings plc	6,410	136,405
Lydall, Inc.*	3,992	134,690
Manitex International, Inc.*	3,361	26,518
Manitowoc Co., Inc. (The)*	7,902	162,939
Mayville Engineering Co., Inc.*	1,648	23,698
Miller Industries, Inc.	2,565	118,477
NN, Inc.*	9,880	69,852
Park-Ohio Holdings Corp.	1,946	61,280
Perma-Pipe International Holdings, Inc.*	1,256	7,637
Shyft Group, Inc. (The)	61,855	2,301,006
Taylor Devices, Inc.*	543	6,136
Titan International, Inc.*	11,869	110,144
Twin Disc, Inc.*	2,445	23,374
Westport Fuel Systems, Inc.(x)*	234,714	1,687,594

		9,931,301

Marine (0.2%)
Eagle Bulk Shipping, Inc.(x)*	1,474	53,241
Eneti, Inc.	1,969	41,408
Genco Shipping & Trading Ltd.	3,929	39,604
Pangaea Logistics Solutions Ltd.(x)	3,086	9,752
Safe Bulkers, Inc.*	12,470	30,551
SEACOR Holdings, Inc.*	4,754	193,726

		368,282

Professional Services (1.1%)
Acacia Research Corp.*	7,785	51,770
Akerna Corp.(x)*	4,625	22,848
Barrett Business Services, Inc.	1,777	122,364
BGSF, Inc.	2,319	32,466
CRA International, Inc.	1,763	131,590
DLH Holdings Corp.*	1,332	13,214
Forrester Research, Inc.*	2,588	109,938
Franklin Covey Co.*	2,946	83,342
GP Strategies Corp.*	2,905	50,692
Heidrick & Struggles International, Inc.	4,482	160,097
Hill International, Inc.*	9,601	30,723
HireQuest, Inc.(x)	1,062	18,320
Kelly Services, Inc., Class A*	7,875	175,376
Kforce, Inc.	4,617	247,471
Mastech Digital, Inc.*	871	15,338
Mistras Group, Inc.*	4,305	49,120
Red Violet, Inc.(x)*	1,515	27,906
Rekor Systems, Inc.*	6,149	122,919
Resources Connection, Inc.	7,218	97,732
Willdan Group, Inc.*	23,950	983,148

		2,546,374

Road & Rail (0.2%)
Covenant Logistics Group, Inc., Class A*	2,745	56,520
Daseke, Inc.*	10,705	90,886
HyreCar, Inc.(x)*	3,846	37,691
PAM Transportation Services, Inc.*	449	27,703
Universal Logistics Holdings, Inc.	1,770	46,569
US Xpress Enterprises, Inc., Class A*	4,900	57,575
USA Truck, Inc.*	1,794	34,283
Yellow Corp.*	7,865	69,133

		420,360

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.(x)*	3,968	51,584
BlueLinx Holdings, Inc.*	2,073	81,241
CAI International, Inc.	3,832	174,432
DXP Enterprises, Inc.*	3,812	115,008
EVI Industries, Inc.(x)*	1,193	34,322
General Finance Corp.*	2,319	28,176
Houston Wire & Cable Co.*	3,253	16,981
Huttig Building Products, Inc.(x)*	6,059	22,176
Lawson Products, Inc.*	986	51,134
Nesco Holdings, Inc.(x)*	3,259	30,472
Rush Enterprises, Inc., Class A	17,543	874,168
Titan Machinery, Inc.*	4,473	114,061
Transcat, Inc.*	1,638	80,393
Veritiv Corp.*	3,333	141,786
Willis Lease Finance Corp.*	717	31,161

		1,847,095

Total Industrials		28,722,687

Information Technology (17.1%)
Communications Equipment (1.9%)
Applied Optoelectronics, Inc.(x)*	4,874	40,747
Aviat Networks, Inc.*	1,085	77,078
BK Technologies Corp.	853	3,566
CalAmp Corp.*	7,901	85,726
Calix, Inc.*	92,731	3,214,056
Cambium Networks Corp.*	1,886	88,114
Clearfield, Inc.*	2,654	79,965
Communications Systems, Inc.(x)	1,644	9,798
Comtech Telecommunications Corp.	5,739	142,557
Digi International, Inc.*	6,785	128,847
DZS, Inc.*	3,363	52,295
EMCORE Corp.*	8,203	44,788
Genasys, Inc.*	7,725	51,680
Harmonic, Inc.*	22,414	175,726
KVH Industries, Inc.*	3,842	48,717
Lantronix, Inc.*	4,980	22,759
Network-1 Technologies, Inc.	3,577	11,160
PCTEL, Inc.*	3,981	27,668
Resonant, Inc.(x)*	11,925	50,562
Ribbon Communications, Inc.*	15,910	130,621
TESSCO Technologies, Inc.*	1,663	12,040

		4,498,470

Electronic Equipment, Instruments & Components (1.6%)
908 Devices, Inc.*	16,341	792,538
Airgain, Inc.*	2,054	43,524
Akoustis Technologies, Inc.(x)*	8,434	112,510
Arlo Technologies, Inc.*	18,511	116,249
Bel Fuse, Inc., Class B	2,377	47,278
Coda Octopus Group, Inc.(x)*	1,130	9,887
CTS Corp.	7,435	230,931
Daktronics, Inc.*	8,411	52,737
Frequency Electronics, Inc.*	1,363	15,388
Identiv, Inc.*	4,017	46,035
IEC Electronics Corp.*	2,096	25,236
Intellicheck, Inc.*	3,891	32,607
Iteris, Inc.*	9,275	57,227
Key Tronic Corp.*	2,420	18,658
Kimball Electronics, Inc.*	5,615	144,867
LGL Group, Inc. (The)*	854	9,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
LightPath Technologies, Inc., Class A*	5,743	$17,803
Luna Innovations, Inc.*	6,941	73,089
Napco Security Technologies, Inc.*	3,309	115,252
nLight, Inc.(x)*	37,384	1,211,242
PAR Technology Corp.(x)*	4,395	287,477
Powerfleet, Inc.*	7,559	62,135
Research Frontiers, Inc.(x)*	5,952	16,904
RF Industries Ltd.*	2,387	14,465
Richardson Electronics Ltd.	2,361	15,040
SMTC Corp.*	4,019	24,154
Vishay Precision Group, Inc.*	2,912	89,719
Wayside Technology Group, Inc.	869	21,847
Wrap Technologies, Inc.(x)*	2,703	15,029

		3,719,213

IT Services (0.8%)
American Virtual Cloud Technologies, Inc.(x)*	1,060	5,999
Brightcove, Inc.*	9,217	185,446
Cass Information Systems, Inc.	3,329	154,033
Computer Task Group, Inc.*	3,287	31,391
Contra Bmtechnologies(r)*	1,048	9,158
CSP, Inc.*	742	6,455
Grid Dynamics Holdings, Inc.*	6,354	101,219
Hackett Group, Inc. (The)	5,851	95,898
I3 Verticals, Inc., Class A*	4,337	134,989
IBEX Holdings Ltd.*	1,371	30,162
Information Services Group, Inc.*	8,227	36,199
International Money Express, Inc.*	6,690	100,417
Limelight Networks, Inc.(x)*	27,448	97,989
MoneyGram International, Inc.*	14,317	94,063
Paysign, Inc.(x)*	7,083	30,953
PFSweb, Inc.*	3,541	23,902
Priority Technology Holdings, Inc.(x)*	1,881	13,054
Research Solutions, Inc.*	4,270	9,906
ServiceSource International, Inc.*	20,163	29,640
StarTek, Inc.*	4,098	32,579
Tucows, Inc., Class A(x)*	2,159	167,322
Unisys Corp.*	14,295	363,379
Usio, Inc.*	3,580	22,984

		1,777,137

Semiconductors & Semiconductor Equipment (4.4%)
Aehr Test Systems(x)*	5,143	12,960
Alpha & Omega Semiconductor Ltd.*	4,936	161,407
Amtech Systems, Inc.*	2,781	32,871
Atomera, Inc.(x)*	4,159	101,895
AXT, Inc.(x)*	9,132	106,479
CEVA, Inc.*	40,560	2,277,444
Cohu, Inc.*	9,747	407,814
CyberOptics Corp.*	1,630	42,331
DSP Group, Inc.*	5,165	73,601
Everspin Technologies, Inc.*	3,375	20,250
GSI Technology, Inc.*	3,930	26,292
Ichor Holdings Ltd.*	47,732	2,567,982
Impinj, Inc.*	24,420	1,388,765
inTEST Corp.*	2,212	26,124
NeoPhotonics Corp.*	11,337	135,477
NVE Corp.	1,142	80,054
PDF Solutions, Inc.*	6,760	120,193
Photronics, Inc.*	14,164	182,149
Pixelworks, Inc.*	10,563	34,964
QuickLogic Corp.(x)*	2,553	17,667
Rambus, Inc.*	80,215	1,559,380
SiTime Corp.*	2,736	269,770
SMART Global Holdings, Inc.*	3,404	156,652
Ultra Clean Holdings, Inc.*	9,294	539,424

		10,341,945

Software (8.2%)
A10 Networks, Inc.*	14,013	134,665
Agilysys, Inc.*	55,039	2,639,671
American Software, Inc., Class A	6,974	144,362
Asure Software, Inc.*	3,109	23,753
AudioEye, Inc.(x)*	1,385	38,697
Aware, Inc.*	3,399	12,406
Cerence, Inc.*	28,430	2,546,759
ChannelAdvisor Corp.*	6,448	151,850
Digimarc Corp.(x)*	2,797	82,959
Digital Turbine, Inc.*	41,856	3,363,548
Domo, Inc., Class B*	6,167	347,140
eGain Corp.*	4,898	46,482
fuboTV, Inc.(x)*	20,729	458,526
GTY Technology Holdings, Inc.*	10,664	68,143
Intelligent Systems Corp.(x)*	1,751	71,633
Issuer Direct Corp.(x)*	585	12,829
Mind CTI Ltd.(x)	3,683	9,760
Mitek Systems, Inc.*	9,504	138,568
OneSpan, Inc.*	7,800	191,100
Park City Group, Inc.*	3,069	18,752
Rimini Street, Inc.*	5,206	46,698
Riot Blockchain, Inc.(x)*	15,242	811,941
SeaChange International, Inc.(x)*	6,711	10,402
SharpSpring, Inc.(x)*	2,308	36,928
ShotSpotter, Inc.*	1,860	65,230
Smith Micro Software, Inc.*	7,592	41,794
Sprout Social, Inc., Class A*	32,517	1,878,182
Sumo Logic, Inc.(x)*	890	16,785
Synacor, Inc.*	7,249	15,875
Synchronoss Technologies, Inc.*	8,947	31,941
Telos Corp.*	57,631	2,185,368
Upland Software, Inc.*	15,798	745,508
Verb Technology Co., Inc.(x)*	10,202	14,283
Veritone, Inc.(x)*	6,168	147,909
Viant Technology, Inc., Class A(x)*	29,924	1,582,680
VirnetX Holding Corp.(x)	14,791	82,386
Zix Corp.*	12,760	96,338
Zuora, Inc., Class A*	63,636	941,813

		19,253,664

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,700	22,780
Avid Technology, Inc.*	7,388	155,961
Eastman Kodak Co.(x)*	3,641	28,655
Immersion Corp.*	3,974	38,071
Intevac, Inc.*	5,471	39,117
One Stop Systems, Inc.(x)*	2,763	17,517
Quantum Corp.*	9,636	80,268
TransAct Technologies, Inc.*	2,064	22,436

		404,805

Total Information Technology		39,995,234

Materials (1.5%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.(x)*	3,690	20,295
AgroFresh Solutions, Inc.*	6,532	13,064
American Vanguard Corp.	6,745	137,665
Amyris, Inc.(x)*	24,689	471,560
FutureFuel Corp.	6,023	87,514
Hawkins, Inc.	4,408	147,756
Intrepid Potash, Inc.*	2,239	72,902
Koppers Holdings, Inc.*	4,807	167,091
LSB Industries, Inc.*	4,797	24,609
Marrone Bio Innovations, Inc.(x)*	15,805	33,032
Northern Technologies International Corp.	1,846	28,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rayonier Advanced Materials, Inc.*	14,466	$131,207
Trecora Resources*	5,428	42,176
Tredegar Corp.	6,087	91,366

		1,468,296

Construction Materials (0.2%)
Forterra, Inc.*	6,790	157,868
United States Lime & Minerals, Inc.	473	63,245
US Concrete, Inc.*	3,660	268,351

		489,464

Containers & Packaging (0.2%)
Myers Industries, Inc.	8,353	165,055
Ranpak Holdings Corp.*	6,826	136,930
UFP Technologies, Inc.*	1,643	81,854

		383,839

Metals & Mining (0.4%)
Alpha Metallurgical Resources, Inc.*	4,284	54,107
Ampco-Pittsburgh Corp.(x)*	3,000	20,250
Caledonia Mining Corp. plc(x)	2,523	36,054
Friedman Industries, Inc.	1,878	15,193
Gatos Silver, Inc.(x)*	5,519	55,024
Gold Resource Corp.(x)	14,971	39,523
Haynes International, Inc.	2,868	85,094
Olympic Steel, Inc.	2,104	61,963
Paramount Gold Nevada Corp.*	5,586	5,586
Ramaco Resources, Inc.(x)*	1,957	8,278
Ryerson Holding Corp.*	3,835	65,348
Schnitzer Steel Industries, Inc., Class A	5,978	249,821
SunCoke Energy, Inc.	19,332	135,517
Synalloy Corp.*	1,919	16,964
TimkenSteel Corp.*	10,254	120,485
Universal Stainless & Alloy Products, Inc.(x)*	2,093	21,286

		990,493

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,650	137,313
Verso Corp., Class A	7,321	106,813

		244,126

Total Materials		3,576,218

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alpine Income Property Trust, Inc. (REIT)	1,432	24,859
Bluerock Residential Growth REIT, Inc. (REIT)	5,161	52,178
Braemar Hotels & Resorts, Inc. (REIT)*	7,798	47,334
BRT Apartments Corp. (REIT)	2,512	42,302
CatchMark Timber Trust, Inc. (REIT), Class A	11,258	114,606
CIM Commercial Trust Corp. (REIT)	2,529	32,599
City Office REIT, Inc. (REIT)	9,977	105,956
Clipper Realty, Inc. (REIT)	3,666	29,035
Condor Hospitality Trust, Inc. (REIT)*	1,521	5,293
CorEnergy Infrastructure Trust, Inc. (REIT)	3,301	23,338
CorePoint Lodging, Inc. (REIT)*	9,256	83,582
CTO Realty Growth, Inc. (REIT)	1,392	72,398
Farmland Partners, Inc. (REIT)(x)	5,919	66,352
Gladstone Commercial Corp. (REIT)	7,821	152,979
Gladstone Land Corp. (REIT)	4,849	88,737
Global Medical REIT, Inc. (REIT)	10,227	134,076
Global Self Storage, Inc. (REIT)(x)	1,956	9,310
Hersha Hospitality Trust (REIT)*	7,954	83,915
Indus Realty Trust, Inc. (REIT)	759	45,661
NETSTREIT Corp. (REIT)	5,136	94,965
New Senior Investment Group, Inc. (REIT)	18,995	118,339
NexPoint Residential Trust, Inc. (REIT)	5,122	236,073
One Liberty Properties, Inc. (REIT)	3,729	83,045
Pennsylvania REIT (REIT)(x)	16,883	32,415
Plymouth Industrial REIT, Inc. (REIT)	5,711	96,230
Postal Realty Trust, Inc. (REIT), Class A	2,526	43,397
Preferred Apartment Communities, Inc. (REIT), Class A	11,086	109,197
Retail Value, Inc. (REIT)	3,820	71,472
Seritage Growth Properties (REIT), Class A(x)*	7,742	142,066
Sotherly Hotels, Inc. (REIT)*	3,461	12,044
UMH Properties, Inc. (REIT)	8,643	165,686
Urstadt Biddle Properties, Inc. (REIT), Class A	6,918	115,185
Whitestone REIT (REIT)	9,155	88,803

		2,623,427

Real Estate Management & Development (0.9%)
Alset EHome International, Inc.(x)*	469	5,426
Altisource Portfolio Solutions SA(x)*	1,121	10,302
American Realty Investors, Inc.(x)*	273	2,411
eXp World Holdings, Inc.(x)*	35,973	1,638,570
Fathom Holdings, Inc.(x)*	1,101	40,330
Forestar Group, Inc.*	3,877	90,257
FRP Holdings, Inc.*	1,547	76,143
InterGroup Corp. (The)(x)*	114	4,168
JW Mays, Inc.*	85	2,252
Maui Land & Pineapple Co., Inc.*	1,531	17,683
Rafael Holdings, Inc., Class B*	2,162	86,307
Stratus Properties, Inc.*	1,378	42,029
Tejon Ranch Co.*	4,746	79,448
Transcontinental Realty Investors, Inc.(x)*	326	7,016
Trinity Place Holdings, Inc.(x)*	3,486	7,286

		2,109,628

Total Real Estate		4,733,055

Utilities (0.3%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	3,174	20,123
Spark Energy, Inc., Class A(x)	2,949	31,496

		51,619

Gas Utilities (0.0%)
RGC Resources, Inc.	1,789	39,680

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	20,244	58,505

Multi-Utilities (0.1%)
Unitil Corp.	3,354	153,244

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,851	72,892
Cadiz, Inc.(x)*	4,419	42,378
Consolidated Water Co. Ltd.	3,474	46,725
Global Water Resources, Inc.	2,937	47,903
Pure Cycle Corp.*	4,539	60,914
York Water Co. (The)	3,024	148,085

		418,897

Total Utilities		721,945

Total Common Stocks (98.9%) (Cost $155,572,507)		232,213,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
SRAX, Inc., expiring 12/31/19(r)(x)*	1,616	$—

Total Communication Services		—

Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Contra A/S, CVR(r)*	6,800	459

Total Consumer Discretionary		459

Financials (0.0%)
Diversified Financial Services (0.0%)
Contra Costa County Board of Education, CVR(r)(x)*	796	1,182

Total Financials		1,182

Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)*	3,013	—
Contra Proteostasis TH, CVR(r)(x)*	10,512	—
OncoMed Pharmaceuticals, Inc., CVR(r)*	4,471	920
Oncternal Therapeutics, Inc., CVR(r)*	131	—

Total Health Care		920

Industrials (0.0%)
Commercial Services & Supplies (0.0%)
Controp USA, Inc., expiring 4/8/21(x)*	4,558	—

Total Industrials		—

Total Rights (0.0%) (Cost $10,174)		2,561

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	605,576	605,879

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (9.9%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	$5,000,000	5,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $6,116,846, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $6,239,183.(xx)	6,116,845	6,116,845
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $1,109,703.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $6,136,663, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $6,787,362.(xx)	6,136,631	6,136,631
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $5,000,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		23,253,476

Total Short-Term Investments (10.1%) (Cost $23,859,355)		23,859,355

Total Investments in Securities (109.0%) (Cost $179,442,036)		256,075,702
Other Assets Less Liabilities (-9.0%)		(21,232,113)

Net Assets (100%)		$234,843,589

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $214,097 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $29,259,974. This was collateralized by $5,956,162 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $23,253,476 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	93	6/2021	USD	1,033,463	(10,165)

					(10,165)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$7,267,001	$—		$—		$7,267,001
Consumer Discretionary	37,134,345	11,484		—		37,145,829
Consumer Staples	8,123,975	38,524		—		8,162,499
Energy	3,591,500	—		—		3,591,500
Financials	24,176,397	—		—		24,176,397
Health Care	74,121,421	—		—		74,121,421
Industrials	27,304,822	1,417,865		—		28,722,687
Information Technology	39,976,278	9,798		9,158		39,995,234
Materials	3,576,218	—		—		3,576,218
Real Estate	4,733,055	—		—		4,733,055
Utilities	721,945	—		—		721,945
Rights
Communication Services	—	—		—	(a)	—	(a)
Consumer Discretionary	—	—		459		459
Financials	—	—		1,182		1,182
Health Care	—	—		920		920
Industrials	—	—	(a)	—		—	(a)
Short-Term Investments
Investment Company	605,879	—		—		605,879
Repurchase Agreements	—	23,253,476		—		23,253,476

Total Assets	$231,332,836	$24,731,147		$11,719		$256,075,702

Liabilities:
Futures	$(10,165)	$—		$—		$(10,165)

Total Liabilities	$(10,165)	$—		$—		$(10,165)

Total	$231,322,671	$24,731,147		$11,719		$256,065,537

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,120,861
Aggregate gross unrealized depreciation	(12,850,595)

Net unrealized appreciation	$75,270,266

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,795,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Chemicals (5.0%)
Fertilizers & Agricultural Chemicals (5.0%)
CF Industries Holdings, Inc.	1,353	$61,399
Corteva, Inc.	4,695	218,881
FMC Corp.	826	91,364
ICL Group Ltd.	4,392	25,710
Mosaic Co. (The)	2,270	71,755
Nutrien Ltd.	3,588	193,290
Yara International ASA	1,104	57,413

Total Chemicals		719,812

Food Products (2.2%)
Agricultural Products (2.2%)
Archer-Daniels-Midland Co.	3,508	199,956
Bunge Ltd.	881	69,837
Wilmar International Ltd.	11,981	48,273

Total Food Products		318,066

Metals & Mining (35.5%)
Aluminum (0.4%)
Norsk Hydro ASA	8,388	53,703

Copper (3.2%)
Antofagasta plc	2,501	58,269
First Quantum Minerals Ltd.	3,690	70,323
Freeport-McMoRan, Inc.*	9,155	301,474
Lundin Mining Corp.(x)	4,108	42,267

		472,333

Diversified Metals & Mining (17.7%)
Anglo American plc	7,730	302,913
BHP Group Ltd.	18,562	638,674
BHP Group plc	13,309	384,295
Boliden AB	1,731	64,218
Glencore plc*	62,968	246,751
Rio Tinto Ltd.	2,341	196,925
Rio Tinto plc	7,071	541,019
South32 Ltd.	30,296	64,662
Sumitomo Metal Mining Co. Ltd.	1,474	63,619
Teck Resources Ltd., Class B	2,987	57,211

		2,560,287

Gold (8.5%)
Agnico Eagle Mines Ltd.	1,537	88,854
B2Gold Corp.	6,520	28,068
Barrick Gold Corp.	11,204	222,261
Evolution Mining Ltd.	10,124	31,374
Franco-Nevada Corp.	1,207	151,261
Kinross Gold Corp.	7,848	52,270
Kirkland Lake Gold Ltd.	1,655	55,891
Newcrest Mining Ltd.	5,134	95,226
Newmont Corp. (London Stock Exchange)	2,699	162,669
Newmont Corp. (Toronto Stock Exchange)	2,363	142,303
Northern Star Resources Ltd.	6,860	49,396
SSR Mining, Inc.	1,363	19,490
Wheaton Precious Metals Corp.	2,835	108,284
Yamana Gold, Inc.	5,941	25,812

		1,233,159

Precious Metals & Minerals (0.1%)
Fresnillo plc	1,147	13,665

Silver (0.3%)
Pan American Silver Corp.	1,343	40,289

Steel (5.3%)
ArcelorMittal SA	4,531	130,872
BlueScope Steel Ltd.	3,198	47,002
Evraz plc	3,165	25,220
Fortescue Metals Group Ltd.	10,674	162,068
Hitachi Metals Ltd.	1,334	21,951
JFE Holdings, Inc.	3,051	37,557
Nippon Steel Corp.	5,071	86,398
Nucor Corp.	1,912	153,476
Steel Dynamics, Inc.	1,329	67,460
voestalpine AG	747	30,949

		762,953

Total Metals & Mining		5,136,389

Oil, Gas & Consumable Fuels (53.5%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	2,463	40,844
Washington H Soul Pattinson & Co. Ltd.	662	15,879

		56,723

Integrated Oil & Gas (41.3%)
BP plc	127,715	518,784
Cenovus Energy, Inc.	8,178	61,431
Chevron Corp.	12,130	1,271,103
Eni SpA	15,903	195,707
Equinor ASA	6,158	120,451
Exxon Mobil Corp.	26,643	1,487,479
Galp Energia SGPS SA	3,111	36,191
Imperial Oil Ltd.	1,639	39,700
Occidental Petroleum Corp.	5,868	156,206
OMV AG	937	47,535
Origin Energy Ltd.	10,985	39,132
Repsol SA	9,458	117,125
Royal Dutch Shell plc, Class A	25,843	503,696
Royal Dutch Shell plc, Class B	23,353	429,796
Suncor Energy, Inc.	9,610	200,887
TOTAL SE	15,882	740,802

		5,966,025

Oil & Gas Exploration & Production (11.8%)
Cabot Oil & Gas Corp.	2,535	47,607
Canadian Natural Resources Ltd.	7,442	230,064
ConocoPhillips	8,488	449,610
Devon Energy Corp.	3,801	83,052
EOG Resources, Inc.	3,676	266,620
Hess Corp.	1,754	124,113
Inpex Corp.	6,366	43,465
Lundin Energy AB	1,188	37,326
Oil Search Ltd.	12,312	38,342
Pioneer Natural Resources Co.	1,296	205,831
Santos Ltd.	11,636	62,751
Woodside Petroleum Ltd.	6,043	110,159

		1,698,940

Total Oil, Gas & Consumable Fuels		7,721,688

Paper & Forest Products (2.8%)
Forest Products (0.7%)
Svenska Cellulosa AB SCA, Class B*	3,824	67,671
West Fraser Timber Co. Ltd.	538	38,705

		106,376

Paper Products (2.1%)
Mondi plc	3,056	77,941
Oji Holdings Corp.(x)	5,378	34,777
Stora Enso OYJ, Class R	3,672	68,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
UPM-Kymmene OYJ	3,377	$121,301

		302,508

Total Paper & Forest Products		408,884

Total Common Stocks (99.0%) (Cost $15,599,019)		14,304,839

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.3%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $35,765, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $36,481.(xx)	$35,765	35,765

Total Short-Term Investment (0.3%) (Cost $35,765)		35,765

Total Investments in Securities (99.3%) (Cost $15,634,784)		14,340,604
Other Assets Less Liabilities (0.7%)		102,261

Net Assets (100%)		$14,442,865

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $63,943. This was collateralized by $31,377 of various U.S. Government Treasury Securities, ranging from 0.069% - 3.625%, maturing 4/30/22 - 11/15/49 and by cash of $35,765 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	18.9%
Austria	0.5
Brazil	1.1
Canada	10.7
Chile	0.7
China	0.3
Finland	1.3
France	5.1
Israel	0.2
Italy	1.4
Japan	2.0
Luxembourg	0.9
Mexico	0.1
Netherlands	6.5
Norway	1.2
Portugal	0.3
Russia	0.2
South Africa	2.1
Spain	0.8
Sweden	1.2
United Kingdom	4.1
United States	39.2
Zambia	0.5
Cash and Other	0.7

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$269,793	$48,273	$—	$318,066
Energy	4,664,547	3,057,141	—	7,721,688
Materials	2,465,057	3,800,028	—	6,265,085
Short-Term Investment
Repurchase Agreement	—	35,765	—	35,765

Total Assets	$7,399,397	$6,941,207	$—	$14,340,604

Total Liabilities	$—	$—	$—	$—

Total	$7,399,397	$6,941,207	$—	$14,340,604

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,202,679
Aggregate gross unrealized depreciation	(3,674,515)

Net unrealized depreciation	$(1,471,836)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,812,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.6%)
Diversified REITs (8.3%)
Activia Properties, Inc. (REIT)	14	$61,386
American Assets Trust, Inc. (REIT)	978	31,726
Armada Hoffler Properties, Inc. (REIT)	1,170	14,672
Artis REIT (REIT)	2,357	20,331
BMO Real Estate Investments Ltd. (REIT)	4,929	5,069
Charter Hall Long Wale REIT (REIT)	10,029	35,955
Cofinimmo SA (REIT)	538	78,359
Colony Capital, Inc. (REIT)*	9,749	63,174
Cominar REIT (REIT)	3,404	25,272
Custodian Reit plc (REIT)	7,924	10,028
Daiwa House REIT Investment Corp. (REIT)	41	110,012
Empire State Realty Trust, Inc. (REIT), Class A	2,903	32,310
Essential Properties Realty Trust, Inc. (REIT)	2,090	47,715
Gecina SA (REIT)	1,097	151,029
Global Net Lease, Inc. (REIT)	1,836	33,158
Goodman Property Trust (REIT)	22,374	35,315
GPT Group (The) (REIT)	40,045	139,914
H&R REIT (REIT)	5,711	64,804
Hulic Reit, Inc. (REIT)	23	35,998
Icade (REIT)	652	47,673
Kenedix Office Investment Corp. (REIT)	8	56,862
Land Securities Group plc (REIT)	14,639	139,271
Lar Espana Real Estate SOCIMI SA (REIT)*	1,249	7,470
Leasinvest Real Estate SCA (REIT)	50	4,386
LondonMetric Property plc (REIT)	18,026	53,081
LXI REIT plc (REIT)(m)	10,776	18,718
Merlin Properties SOCIMI SA (REIT)	6,846	70,007
Mirvac Group (REIT)	80,815	153,458
NIPPON REIT Investment Corp. (REIT)	9	34,342
Nomura Real Estate Master Fund, Inc. (REIT)	92	138,260
NTT UD REIT Investment Corp. (REIT)	26	37,124
PS Business Parks, Inc. (REIT)	411	63,532
RDI REIT plc (REIT)	5,436	9,113
Schroder REIT Ltd. (REIT)	10,173	5,596
Sekisui House Reit, Inc. (REIT)	82	68,133
Standard Life Investment Property Income Trust Ltd. (REIT)	8,320	7,008
Stockland (REIT)	49,023	163,836
STORE Capital Corp. (REIT)	4,905	164,318
Suntec REIT (REIT)	42,854	49,697
Tokyu REIT, Inc. (REIT)	18	29,408
United Urban Investment Corp. (REIT)	60	80,524
VEREIT, Inc. (REIT)	4,443	171,589
Washington REIT (REIT)	1,680	37,128
WP Carey, Inc. (REIT)	3,544	250,773

		2,857,534

Health Care REITs (7.6%)
Aedifica SA (REIT)	686	78,677
Assura plc (REIT)	53,695	53,371
CareTrust REIT, Inc. (REIT)	1,941	45,196
Community Healthcare Trust, Inc. (REIT)	420	19,371
Diversified Healthcare Trust (REIT)	4,832	23,097
Healthcare Realty Trust, Inc. (REIT)	2,815	85,351
Healthcare Trust of America, Inc. (REIT), Class A	4,450	122,731
Healthpeak Properties, Inc. (REIT)	11,035	350,251
Impact Healthcare REIT plc (REIT)(m)	4,796	7,504
LTC Properties, Inc. (REIT)	773	32,250
Medical Properties Trust, Inc. (REIT)	11,753	250,104
National Health Investors, Inc. (REIT)	912	65,919
NorthWest Healthcare Properties REIT (REIT)	3,021	31,083
Omega Healthcare Investors, Inc. (REIT)	4,655	170,513
Parkway Life REIT (REIT)	7,980	24,204
Physicians Realty Trust (REIT)	4,245	75,009
Primary Health Properties plc (REIT)	26,625	54,397
Sabra Health Care REIT, Inc. (REIT)	4,176	72,495
Target Healthcare REIT plc (REIT)	9,357	14,628
Universal Health Realty Income Trust (REIT)	262	17,758
Ventas, Inc. (REIT)	7,656	408,371
Welltower, Inc. (REIT)	8,560	613,153

		2,615,433

Hotel & Resort REITs (2.8%)
Apple Hospitality REIT, Inc. (REIT)	4,251	61,937
Ascott Residence Trust (REIT)	36,503	29,035
CDL Hospitality Trusts (REIT)	16,160	14,896
DiamondRock Hospitality Co. (REIT)*	4,020	41,406
Hoshino Resorts REIT, Inc. (REIT)	5	28,810
Host Hotels & Resorts, Inc. (REIT)*	14,324	241,359
Invincible Investment Corp. (REIT)	100	37,706
Japan Hotel REIT Investment Corp. (REIT)	91	51,202
Park Hotels & Resorts, Inc. (REIT)*	4,807	103,735
Pebblebrook Hotel Trust (REIT)	2,605	63,275
RLJ Lodging Trust (REIT)	3,344	51,765
Ryman Hospitality Properties, Inc. (REIT)*	1,008	78,130
Service Properties Trust (REIT)	3,339	39,601
Summit Hotel Properties, Inc. (REIT)*	2,103	21,366
Sunstone Hotel Investors, Inc. (REIT)*	4,336	54,027
Xenia Hotels & Resorts, Inc. (REIT)*	2,303	44,909

		963,159

Industrial REITs (13.0%)
Aberdeen Standard European Logistics Income plc (REIT)(m)	4,727	7,071
Americold Realty Trust (REIT)	4,871	187,387
Ascendas REIT (REIT)	67,056	152,037
Dream Industrial REIT (REIT)	3,070	32,784
Duke Realty Corp. (REIT)	7,516	315,146
EastGroup Properties, Inc. (REIT)	789	113,048
First Industrial Realty Trust, Inc. (REIT)	2,626	120,245
Frasers Logistics & Commercial Trust (REIT)(m)	53,470	57,636
GLP J-REIT (REIT)	83	136,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Granite REIT (REIT)	1,222	$74,310
Industrial & Infrastructure Fund Investment Corp. (REIT)	38	65,172
Industrial Logistics Properties Trust (REIT)	1,320	30,532
Innovative Industrial Properties, Inc. (REIT)(x)	471	84,855
Japan Logistics Fund, Inc. (REIT)	18	50,720
LaSalle Logiport REIT (REIT)	33	50,010
Lexington Realty Trust (REIT)	5,544	61,594
Mapletree Industrial Trust (REIT)	33,590	68,419
Mapletree Logistics Trust (REIT)	58,918	84,531
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	7	27,501
Mitsui Fudosan Logistics Park, Inc. (REIT)	10	49,402
Monmouth Real Estate Investment Corp. (REIT)	1,932	34,177
Montea C.V.A (REIT)	262	27,345
Nippon Prologis REIT, Inc. (REIT)	46	147,690
Prologis, Inc. (REIT)	15,110	1,601,660
Rexford Industrial Realty, Inc. (REIT)	2,693	135,727
Segro plc (REIT)	24,471	316,306
STAG Industrial, Inc. (REIT)	3,215	108,056
Summit Industrial Income REIT (REIT)	2,511	28,493
Terreno Realty Corp. (REIT)	1,396	80,647
Tritax Big Box REIT plc (REIT)	35,030	86,685
Warehouses De Pauw CVA (REIT)	2,857	94,414
WPT Industrial REIT (REIT)	1,114	16,821

		4,446,699

Office REITs (10.5%)
Alexandria Real Estate Equities, Inc. (REIT)	2,802	460,369
Allied Properties REIT (REIT)	2,513	81,267
alstria office REIT-AG (REIT)	3,610	58,337
Befimmo SA (REIT)	435	17,727
Boston Properties, Inc. (REIT)	3,205	324,538
Brandywine Realty Trust (REIT)	3,452	44,565
Champion REIT (REIT)	40,476	23,742
Columbia Property Trust, Inc. (REIT)	2,331	39,860
Corporate Office Properties Trust (REIT)	2,256	59,401
Cousins Properties, Inc. (REIT)	3,001	106,085
Covivio (REIT)	1,012	86,634
Cromwell Property Group (REIT)	29,078	18,221
Daiwa Office Investment Corp. (REIT)	6	42,213
Derwent London plc (REIT)	2,070	92,118
Dexus (REIT)	22,453	166,278
Douglas Emmett, Inc. (REIT)	3,379	106,101
Dream Office REIT (REIT)	782	13,167
Easterly Government Properties, Inc. (REIT)	1,645	34,101
Equity Commonwealth (REIT)	2,354	65,441
Franklin Street Properties Corp. (REIT)	2,113	11,516
Global One REIT (REIT)	19	20,695
Great Portland Estates plc (REIT)	5,189	48,630
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	13,349
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	3,316	4,293
Highwoods Properties, Inc. (REIT)	2,117	90,904
Hudson Pacific Properties, Inc. (REIT)	3,037	82,394
Ichigo Office REIT Investment Corp. (REIT)	24	20,548
Inmobiliaria Colonial SOCIMI SA (REIT)	6,659	64,463
Intervest Offices & Warehouses NV (REIT)	470	11,657
Invesco Office J-Reit, Inc. (REIT)	178	28,020
Japan Excellent, Inc. (REIT)	25	32,378
Japan Prime Realty Investment Corp. (REIT)	18	67,139
Japan Real Estate Investment Corp. (REIT)	27	159,232
JBG SMITH Properties (REIT)	2,463	78,299
Keppel REIT (REIT)	40,312	36,560
Kilroy Realty Corp. (REIT)	2,373	155,740
Mack-Cali Realty Corp. (REIT)	1,766	27,338
Manulife US REIT (REIT)(m)	29,616	21,620
Mori Hills REIT Investment Corp. (REIT)	32	44,304
Mori Trust Sogo Reit, Inc. (REIT)(x)	20	28,051
Nippon Building Fund, Inc. (REIT)	30	176,383
NSI NV (REIT)	383	15,181
Office Properties Income Trust (REIT)	974	26,805
Orix JREIT, Inc. (REIT)	54	93,832
Paramount Group, Inc. (REIT)	3,780	38,291
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,526	43,877
Precinct Properties New Zealand Ltd. (REIT)	21,693	24,695
Regional REIT Ltd. (REIT)(m)	7,516	8,175
SL Green Realty Corp. (REIT)	1,462	102,325
Vornado Realty Trust (REIT)	3,563	161,725
Workspace Group plc (REIT)	2,763	30,473

		3,609,057

Residential REITs (12.8%)
Advance Residence Investment Corp. (REIT)	27	84,615
American Campus Communities, Inc. (REIT)	2,769	119,538
American Homes 4 Rent (REIT), Class A	5,550	185,037
Apartment Income REIT Corp. (REIT)	3,012	128,793
Apartment Investment and Management Co. (REIT), Class A	3,022	18,555
AvalonBay Communities, Inc. (REIT)	2,921	538,954
Boardwalk REIT (REIT)(x)	787	22,739
Camden Property Trust (REIT)	1,947	213,995
Canadian Apartment Properties REIT (REIT)	3,515	150,647
Centerspace (REIT)	269	18,292
Civitas Social Housing plc (REIT)(m)	12,752	18,951
Comforia Residential REIT, Inc. (REIT)	13	39,625
Daiwa Securities Living Investments Corp. (REIT)	39	38,251
Empiric Student Property plc (REIT)*	12,015	13,135
Equity LifeStyle Properties, Inc. (REIT)	3,561	226,622
Equity Residential (REIT)	7,520	538,657
Essex Property Trust, Inc. (REIT)	1,370	372,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GCP Student Living plc (REIT)	9,327	$19,930
Independence Realty Trust, Inc. (REIT)	2,032	30,886
InterRent REIT (REIT)	2,290	26,951
Invitation Homes, Inc. (REIT)	11,458	366,541
Irish Residential Properties REIT plc (REIT)	9,010	17,244
Kenedix Residential Next Investment Corp. (REIT)	19	37,065
Killam Apartment REIT (REIT)	1,972	29,046
Mid-America Apartment Communities, Inc. (REIT)	2,349	339,102
NexPoint Residential Trust, Inc. (REIT)	420	19,358
Nippon Accommodations Fund, Inc. (REIT)	10	58,614
Sun Communities, Inc. (REIT)	2,165	324,837
Triple Point Social Housing REIT plc (REIT)(m)	7,476	10,409
UDR, Inc. (REIT)	5,985	262,502
UNITE Group plc (The) (REIT)*	6,539	96,186
Xior Student Housing NV (REIT)(m)	340	18,142

		4,385,640

Retail REITs (14.9%)
Acadia Realty Trust (REIT)	1,680	31,870
AEON REIT Investment Corp. (REIT)	31	41,716
Agree Realty Corp. (REIT)	1,287	86,628
Alexander’s, Inc. (REIT)	44	12,201
American Finance Trust, Inc. (REIT)	2,219	21,791
Ascencio (REIT)	107	5,941
British Land Co. plc (The) (REIT)	19,021	132,370
Brixmor Property Group, Inc. (REIT)	6,047	122,331
Brookfield Property REIT, Inc. (REIT), Class A(x)	787	14,127
BWP Trust (REIT)	10,002	30,008
Capital & Counties Properties plc (REIT)	15,054	35,426
CapitaLand Integrated Commercial Trust (REIT)	89,621	144,571
Carmila SA (REIT)	800	12,102
Charter Hall Retail REIT (REIT)	9,886	28,834
Choice Properties REIT (REIT)	5,229	56,422
Crombie REIT (REIT)	1,895	23,855
Eurocommercial Properties NV (CVA) (REIT)	952	20,989
Federal Realty Investment Trust (REIT)	1,575	159,784
First Capital Realty, Inc. (REIT)	4,425	58,063
Fortune REIT (REIT)(x)	27,665	26,512
Frasers Centrepoint Trust (REIT)	21,968	40,173
Frontier Real Estate Investment Corp. (REIT)	10	42,583
Fukuoka REIT Corp. (REIT)	14	21,975
Getty Realty Corp. (REIT)	694	19,654
Hamborner REIT AG (REIT)	1,430	15,118
Hammerson plc (REIT)	83,375	40,218
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,348	5,604
Japan Metropolitan Fund Invest (REIT)	144	147,089
Kenedix Retail REIT Corp. (REIT)	11	26,694
Kimco Realty Corp. (REIT)	8,426	157,987
Kite Realty Group Trust (REIT)	1,691	32,619
Kiwi Property Group Ltd. (REIT)	32,216	27,900
Klepierre SA (REIT)	3,759	87,657
Link REIT (REIT)	42,753	389,359
Macerich Co. (The) (REIT)(x)	3,006	35,170
Mapletree Commercial Trust (REIT)	44,956	70,849
Mercialys SA (REIT)	1,211	13,342
National Retail Properties, Inc. (REIT)	3,526	155,391
NewRiver REIT plc (REIT)*	6,161	7,967
Realty Income Corp. (REIT)	7,655	486,092
Regency Centers Corp. (REIT)	3,466	196,557
Retail Estates NV (REIT)	208	14,245
Retail Opportunity Investments Corp. (REIT)	2,356	37,390
Retail Properties of America, Inc. (REIT), Class A	4,326	45,336
RioCan REIT (REIT)(x)	6,503	100,699
RPT Realty (REIT)	1,637	18,678
Scentre Group (REIT)	106,671	228,482
Shaftesbury plc (REIT)(x)*	5,723	50,613
Shopping Centres Australasia Property Group (REIT)	22,009	41,960
Simon Property Group, Inc. (REIT)	6,729	765,558
SITE Centers Corp. (REIT)	3,118	42,280
SmartCentres REIT (REIT)	2,687	57,409
Spirit Realty Capital, Inc. (REIT)	2,324	98,770
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,843	27,885
Unibail-Rodamco-Westfield (REIT)*	2,785	223,196
Urban Edge Properties (REIT)	2,361	39,004
Vastned Retail NV (REIT)	353	10,287
Vicinity Centres (REIT)	77,094	96,911
Waypoint REIT (REIT)	16,050	30,599
Weingarten Realty Investors (REIT)	2,472	66,522
Wereldhave NV (REIT)*	822	14,045

		5,095,408

Specialized REITs (9.7%)
Big Yellow Group plc (REIT)	3,317	50,987
CubeSmart (REIT)	3,953	149,542
CyrusOne, Inc. (REIT)	2,481	168,013
Digital Realty Trust, Inc. (REIT)	5,753	810,253
EPR Properties (REIT)	1,502	69,978
Extra Space Storage, Inc. (REIT)	2,650	351,257
Four Corners Property Trust, Inc. (REIT)	1,490	40,826
Gaming and Leisure Properties, Inc. (REIT)	4,450	188,814
Keppel DC REIT (REIT)	24,948	50,074
Life Storage, Inc. (REIT)	1,521	130,730
National Storage Affiliates Trust (REIT)	1,261	50,352
National Storage REIT (REIT)	20,066	30,482
Public Storage (REIT)	3,128	771,865
QTS Realty Trust, Inc. (REIT), Class A(x)	1,327	82,327
Safehold, Inc. (REIT)(x)	390	27,339
Safestore Holdings plc (REIT)	4,239	46,488
VICI Properties, Inc. (REIT)	10,940	308,946

		3,328,273

Total Equity Real Estate Investment Trusts (REITs)		27,301,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,364	$40,664

Total Health Care Providers & Services		40,664

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,827	30,961

Total Hotels, Restaurants & Leisure		30,961

Real Estate Management & Development (18.7%)
Diversified Real Estate Activities (6.6%)
Allreal Holding AG (Registered)	292	58,823
CapitaLand Ltd.	52,881	147,809
City Developments Ltd.	9,617	57,050
Hang Lung Properties Ltd.	41,602	108,097
Mitsubishi Estate Co. Ltd.	23,401	408,421
Mitsui Fudosan Co. Ltd.	19,010	431,534
New World Development Co. Ltd.	29,299	151,506
Nomura Real Estate Holdings, Inc.	2,319	55,815
Peach Property Group AG*	150	7,888
Sumitomo Realty & Development Co. Ltd.	8,110	286,093
Sun Hung Kai Properties Ltd.	29,196	442,404
Tokyo Tatemono Co. Ltd.	4,068	61,759
UOL Group Ltd.	10,112	59,385

		2,276,584

Real Estate Development (1.2%)
CK Asset Holdings Ltd.	48,782	296,177
Sino Land Co. Ltd.	70,596	98,256

		394,433

Real Estate Operating Companies (10.9%)
ADLER Group SA(m)*	1,624	44,488
Aeon Mall Co. Ltd.	2,433	42,299
Amot Investments Ltd.	3,000	16,027
Aroundtown SA	24,614	175,210
Atrium Ljungberg AB, Class B	900	16,117
Azrieli Group Ltd.	731	45,066
CA Immobilien Anlagen AG	1,455	61,597
Castellum AB	5,607	123,652
Catena AB	549	24,202
Citycon OYJ(x)	1,579	13,129
CLS Holdings plc	3,160	9,976
Deutsche EuroShop AG*	1,045	21,764
Deutsche Wohnen SE	7,143	333,221
Dios Fastigheter AB	1,720	14,141
Entra ASA(m)(x)	3,435	76,265
Fabege AB	5,346	72,078
Fastighets AB Balder, Class B*	2,095	103,773
Grainger plc	13,569	49,908
Grand City Properties SA	2,331	58,389
Helical plc	2,081	11,863
Hiag Immobilien Holding AG*	57	6,574
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,238
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,556	115,660
Hufvudstaden AB, Class A	2,199	31,977
Hulic Co. Ltd.	7,456	87,876
Hysan Development Co. Ltd.	12,588	49,224
Intershop Holding AG	23	15,185
Kennedy-Wilson Holdings, Inc.	2,449	49,494
Klovern AB, Class B	12,972	22,621
Kojamo OYJ	4,009	78,419
Kungsleden AB	3,836	40,080
LEG Immobilien SE	1,522	200,189
Mobimo Holding AG (Registered)	135	41,208
Nyfosa AB*	3,564	36,646
Phoenix Spree Deutschland Ltd.	1,652	7,504
PSP Swiss Property AG (Registered)	866	105,553
Sagax AB, Class B	3,500	75,663
Samhallsbyggnadsbolaget i Norden AB(x)	20,426	63,569
Shurgard Self Storage SA	510	23,235
Sirius Real Estate Ltd.	19,850	24,300
Swire Properties Ltd.	21,636	66,933
Swiss Prime Site AG (Registered)	1,566	144,397
TAG Immobilien AG	2,560	73,071
TLG Immobilien AG	167	4,884
Tritax EuroBox plc(m)	10,402	14,412
Vonovia SE	11,654	761,232
Wallenstam AB, Class B	3,339	45,611
Wharf Real Estate Investment Co. Ltd.	33,724	188,920
Wihlborgs Fastigheter AB	2,696	51,151

		3,739,991

Total Real Estate Management & Development		6,411,008

Total Common Stocks (98.5%) (Cost $30,165,191)		33,783,836

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	10,785	10,527
Picton Property Income Ltd. (The) (REIT)	11,172	13,214
UK Commercial Property REIT Ltd. (REIT)	15,094	15,003

Total Closed End Funds (0.1%) (Cost $44,972)		38,744

EXCHANGE-TRADED FUNDS (ETF):
Equity (1.0%)
iShares International Developed Real Estate ETF	6,109	169,219
iShares U.S. Real Estate ETF	1,826	167,883

Total Exchange Traded Funds (1.0%) (Cost $332,809)		337,102

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.7%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $245,668, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $250,581.(xx)	$245,668	245,668

Total Short-Term Investment (0.7%) (Cost $245,668)		245,668

Total Investments in Securities (100.3%) (Cost $30,788,640)		34,405,350
Other Assets Less Liabilities (-0.3%)		(93,894)

Net Assets (100%)		$34,311,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $303,391 or 0.9% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $519,625. This was collateralized by $307,724 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/8/21 - 2/15/51 and by cash of $245,668 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	3.4%
Austria	0.2
Belgium	1.1
Canada	2.8
Finland	0.3
France	1.8
Germany	5.2
Guernsey	0.0 #
Hong Kong	5.7
Ireland	0.1
Israel	0.2
Italy	0.0 #
Japan	11.4
Netherlands	0.2
New Zealand	0.3
Norway	0.2
Singapore	3.2
Spain	0.4
Sweden	2.2
Switzerland	1.1
United Kingdom	4.7
United States	55.8
Cash and Other	(0.3)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$38,744	$—	$38,744
Common Stocks
Consumer Discretionary	—	30,961	—	30,961
Health Care	40,664	—	—	40,664
Real Estate	19,488,775	14,223,436	—	33,712,211
Exchange Traded Funds	337,102	—	—	337,102
Short-Term Investment
Repurchase Agreement	—	245,668	—	245,668

Total Assets	$19,866,541	$14,538,809	$—	$34,405,350

Total Liabilities	$—	$—	$—	$—

Total	$19,866,541	$14,538,809	$—	$34,405,350

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,117,225
Aggregate gross unrealized depreciation	(3,352,139)

Net unrealized appreciation	$2,765,086

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,640,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	7,812	$25,389
ATN International, Inc.	1,510	74,171
Cincinnati Bell, Inc.*	4,879	74,893
Consolidated Communications Holdings, Inc.*	9,296	66,931
IDT Corp., Class B*	1,112	25,198
Iridium Communications, Inc.*	6,024	248,490
Liberty Latin America Ltd., Class A*	6,506	83,472
Liberty Latin America Ltd., Class C*	22,378	290,466
ORBCOMM, Inc.*	9,006	68,716
Vonage Holdings Corp.*	14,894	176,047

		1,133,773

Entertainment (2.7%)
AMC Entertainment Holdings, Inc., Class A(x)*	54,128	552,647
Cinemark Holdings, Inc.(x)*	15,316	312,600
Eros STX Global Corp.(x)*	24,808	44,902
Gaia, Inc.*	1,807	21,485
IMAX Corp.(x)*	7,166	144,037
Liberty Media Corp.-Liberty Braves, Class A*	528	15,054
Liberty Media Corp.-Liberty Braves, Class C*	1,960	54,527
Lions Gate Entertainment Corp., Class B*	32,000	412,800
Live Nation Entertainment, Inc.*	112,800	9,548,520
LiveXLive Media, Inc.(x)*	7,036	30,536
Madison Square Garden Entertainment Corp.*	3,600	294,480
Madison Square Garden Sports Corp., Class A*	2,400	430,704
Marcus Corp. (The)*	3,201	63,988

		11,926,280

Interactive Media & Services (0.3%)
Cars.com, Inc.*	9,752	126,386
COOKPAD, Inc.*	198,000	559,711
DHI Group, Inc.*	7,659	25,658
Liberty TripAdvisor Holdings, Inc., Class A*	10,430	66,543
MediaAlpha, Inc., Class A*	456	16,156
QuinStreet, Inc.*	4,537	92,101
TrueCar, Inc.*	14,498	69,373
Yelp, Inc.*	8,355	325,845

		1,281,773

Media (0.7%)
AMC Networks, Inc., Class A*	8,813	468,499
Boston Omaha Corp., Class A*	1,830	54,095
comScore, Inc.(x)*	9,564	35,004
Daily Journal Corp.*	29	9,177
Emerald Holding, Inc.*	3,972	21,926
Entercom Communications Corp., Class A*	16,801	88,205
Entravision Communications Corp., Class A	7,920	31,997
EW Scripps Co. (The), Class A	8,001	154,179
Fluent, Inc.*	5,579	22,874
Gannett Co., Inc.*	18,958	101,994
Gray Television, Inc.	8,759	161,166
Hemisphere Media Group, Inc.*	2,405	28,018
iHeartMedia, Inc., Class A*	8,654	157,070
Loral Space & Communications, Inc.	1,503	56,618
Meredith Corp.*	2,860	85,171
MSG Networks, Inc., Class A*	28,258	425,000
National CineMedia, Inc.	8,760	40,471
Saga Communications, Inc., Class A*	478	10,444
Scholastic Corp.	3,958	119,176
Sinclair Broadcast Group, Inc., Class A	6,289	184,016
TEGNA, Inc.	31,253	588,494
Tribune Publishing Co.*	2,367	42,582
WideOpenWest, Inc.*	3,842	52,213

		2,938,389

Wireless Telecommunication Services (0.0%)
Gogo, Inc.(x)*	716	6,916
Spok Holdings, Inc.	2,577	27,033

		33,949

Total Communication Services		17,314,164

Consumer Discretionary (13.7%)
Auto Components (0.8%)
Adient plc*	13,481	595,860
American Axle & Manufacturing Holdings, Inc.*	15,823	152,850
Cooper Tire & Rubber Co.	7,243	405,463
Cooper-Standard Holdings, Inc.*	2,304	83,681
Dana, Inc.	20,777	505,504
Dorman Products, Inc.*	8,000	821,120
Goodyear Tire & Rubber Co. (The)*	32,850	577,175
Modine Manufacturing Co.*	7,140	105,458
Motorcar Parts of America, Inc.*	2,302	51,795
Patrick Industries, Inc.	168	14,280
Standard Motor Products, Inc.	2,583	107,401
Stoneridge, Inc.*	3,722	118,397
Tenneco, Inc., Class A*	7,209	77,281

		3,616,265

Automobiles (0.0%)
Workhorse Group, Inc.(x)*	13,581	187,010

Distributors (0.0%)
Core-Mark Holding Co., Inc.	462	17,875
Funko, Inc., Class A(x)*	3,543	69,726
Weyco Group, Inc.	1,039	22,474

		110,075

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.*	7,174	283,660
American Public Education, Inc.*	2,012	71,688
Carriage Services, Inc.	2,330	81,993
Houghton Mifflin Harcourt Co.*	15,347	116,944
Laureate Education, Inc., Class A*	15,349	208,593
OneSpaWorld Holdings Ltd.*	6,706	71,419
Regis Corp.*	3,420	42,955
Stride, Inc.(x)*	5,887	177,258
Universal Technical Institute, Inc.*	31	181
Vivint Smart Home, Inc.*	9,001	128,894
WW International, Inc.*	5,208	162,906

		1,346,491

Hotels, Restaurants & Leisure (2.9%)
Biglari Holdings, Inc., Class A*	9	6,080
Biglari Holdings, Inc., Class B*	128	16,993
BJ’s Restaurants, Inc.*	3,111	180,687
Bluegreen Vacations Corp.	461	4,970
Bluegreen Vacations Holding Corp.*	1,911	35,430
Boyd Gaming Corp.*	11,601	683,995
Brinker International, Inc.*	2,158	153,347
Caesars Entertainment, Inc.*	10,620	928,719
Carrols Restaurant Group, Inc.*	5,368	32,127
Century Casinos, Inc.*	3,767	38,687
Cheesecake Factory, Inc. (The)*	6,074	355,390
Chuy’s Holdings, Inc.*	2,751	121,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cracker Barrel Old Country Store, Inc.	1,941	$335,560
Dave & Buster’s Entertainment, Inc.*	4,014	192,271
Del Taco Restaurants, Inc.	4,561	43,694
Denny’s Corp.*	2,992	54,185
Dine Brands Global, Inc.*	2,057	185,192
El Pollo Loco Holdings, Inc.*	2,568	41,396
Everi Holdings, Inc.*	7,733	109,113
Fiesta Restaurant Group, Inc.*	2,468	31,072
GAN Ltd.(x)*	935	17,017
Golden Entertainment, Inc.*	1,644	41,527
International Game Technology plc(x)*	14,072	225,856
Jack in the Box, Inc.	2,938	322,534
Kura Sushi USA, Inc., Class A(x)*	391	12,371
Marriott Vacations Worldwide Corp.*	5,036	877,170
Monarch Casino & Resort, Inc.*	550	33,341
Nathan’s Famous, Inc.	425	26,813
NEOGAMES SA(x)*	367	13,128
Noodles & Co.*	2,553	26,424
Papa John’s International, Inc.	675	59,832
Penn National Gaming, Inc.*	11,078	1,161,418
PlayAGS, Inc.*	2,747	22,196
RCI Hospitality Holdings, Inc.	1,187	75,481
Red Robin Gourmet Burgers, Inc.*	2,168	86,482
Red Rock Resorts, Inc., Class A*	2,294	74,761
Scientific Games Corp., Class A*	2,241	86,323
SeaWorld Entertainment, Inc.*	4,069	202,107
Target Hospitality Corp.(x)*	2,650	6,652
Wendy’s Co. (The)	295,400	5,984,804

		12,907,069

Household Durables (1.2%)
Beazer Homes USA, Inc.*	4,104	85,856
Casper Sleep, Inc.*	3,213	23,262
Century Communities, Inc.*	4,196	253,103
Ethan Allen Interiors, Inc.	3,125	86,281
GoPro, Inc., Class A*	1,756	20,440
Green Brick Partners, Inc.*	4,351	98,681
Hamilton Beach Brands Holding Co., Class A	729	13,217
Hooker Furniture Corp.	1,634	59,575
KB Home	10,825	503,687
La-Z-Boy, Inc.	6,341	269,366
Legacy Housing Corp.*	912	16,170
Lifetime Brands, Inc.	1,891	27,779
M.D.C. Holdings, Inc.	8,029	476,922
M/I Homes, Inc.*	3,963	234,094
Meritage Homes Corp.*	5,061	465,207
Taylor Morrison Home Corp., Class A*	16,290	501,895
Tri Pointe Homes, Inc.*	92,493	1,883,157
Tupperware Brands Corp.*	6,951	183,576
Turtle Beach Corp.*	2,116	56,434
Universal Electronics, Inc.*	233	12,808
VOXX International Corp.*	2,952	56,265

		5,327,775

Internet & Direct Marketing Retail (0.2%)
CarParts.com, Inc.*	249	3,556
Duluth Holdings, Inc., Class B(x)*	1,584	26,833
Groupon, Inc.*	3,301	166,849
Lands’ End, Inc.*	1,729	42,897
Liquidity Services, Inc.*	3,773	70,102
Magnite, Inc.*	7,006	291,520
Overstock.com, Inc.(x)*	1,089	72,157
Quotient Technology, Inc.*	5,619	91,814
Stitch Fix, Inc., Class A*	1,284	63,609

		829,337

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,712	153,417
American Outdoor Brands, Inc.*	1,932	48,686
Callaway Golf Co.	13,396	358,343
Clarus Corp.	3,150	53,708
Escalade, Inc.	1,618	33,832
Johnson Outdoors, Inc., Class A	401	57,243
Nautilus, Inc.(x)*	4,314	67,471
Smith & Wesson Brands, Inc.	7,959	138,885
Sturm Ruger & Co., Inc.	292	19,292
Vista Outdoor, Inc.*	8,418	269,965

		1,200,842

Multiline Retail (0.3%)
Big Lots, Inc.	4,875	332,962
Dillard’s, Inc., Class A(x)	1,045	100,916
Franchise Group, Inc.	2,717	98,111
Macy’s, Inc.*	44,572	721,621

		1,253,610

Specialty Retail (7.1%)
Aaron’s Co., Inc. (The)	4,195	107,728
Abercrombie & Fitch Co., Class A*	8,961	307,452
Academy Sports & Outdoors, Inc.*	3,522	95,059
American Eagle Outfitters, Inc.	21,513	629,040
America’s Car-Mart, Inc.*	224	34,131
Asbury Automotive Group, Inc.*	1,686	331,299
At Home Group, Inc.*	7,827	224,635
AutoNation, Inc.*	123,250	11,489,365
Bed Bath & Beyond, Inc.(x)*	17,337	505,374
Boot Barn Holdings, Inc.*	312	19,441
Buckle, Inc. (The)	4,214	165,526
Caleres, Inc.	5,154	112,357
Cato Corp. (The), Class A*	2,844	34,128
Chico’s FAS, Inc.*	16,427	54,373
Children’s Place, Inc. (The)*	565	39,380
Citi Trends, Inc.*	1,354	113,438
Conn’s, Inc.*	2,341	45,532
Container Store Group, Inc. (The)*	4,489	74,697
Designer Brands, Inc., Class A*	8,948	155,695
Envela Corp.*	849	4,262
Express, Inc.*	9,038	36,333
GameStop Corp., Class A(x)*	8,168	1,550,450
Genesco, Inc.*	2,029	96,377
Group 1 Automotive, Inc.	2,497	394,002
Guess?, Inc.	5,658	132,963
Haverty Furniture Cos., Inc.	2,408	89,554
Hibbett Sports, Inc.*	2,315	159,480
Lithia Motors, Inc., Class A	1,895	739,221
Lumber Liquidators Holdings, Inc.*	3,482	87,468
MarineMax, Inc.*	2,962	146,204
Michaels Cos., Inc. (The)*	10,563	231,752
Monro, Inc.	2,389	157,196
National Vision Holdings, Inc.*	1,956	85,731
ODP Corp. (The)*	7,496	324,502
Penske Automotive Group, Inc.	127,500	10,230,600
Rent-A-Center, Inc.	729	42,034
Sally Beauty Holdings, Inc.*	16,215	326,408
Shoe Carnival, Inc.	1,299	80,382
Signet Jewelers Ltd.*	7,446	431,719
Sleep Number Corp.*	2,383	341,937
Sonic Automotive, Inc., Class A	3,308	163,978
Tilly’s, Inc., Class A*	3,370	38,148
Urban Outfitters, Inc.*	9,850	366,322
Winmark Corp.	294	54,810
Zumiez, Inc.*	2,987	128,142

		30,978,625

Textiles, Apparel & Luxury Goods (0.6%)
Fossil Group, Inc.*	6,481	80,364
G-III Apparel Group Ltd.*	6,282	189,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kontoor Brands, Inc.	7,299	$354,220
Lakeland Industries, Inc.(x)*	1,155	32,178
Movado Group, Inc.	30,250	860,613
Oxford Industries, Inc.	2,343	204,825
Rocky Brands, Inc.	953	51,519
Steven Madden Ltd.	6,573	244,910
Superior Group of Cos., Inc.	1,325	33,682
Unifi, Inc.*	1,941	53,494
Vera Bradley, Inc.*	3,031	30,613
Wolverine World Wide, Inc.	11,545	442,404

		2,578,162

Total Consumer Discretionary		60,335,261

Consumer Staples (3.5%)
Beverages (0.4%)
Crimson Wine Group Ltd.*	184,800	1,228,920
MGP Ingredients, Inc.	477	28,214
NewAge, Inc.(x)*	7,716	22,068
Primo Water Corp.	22,257	361,899

		1,641,101

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	4,458	122,060
Chefs’ Warehouse, Inc. (The)*	4,345	132,349
HF Foods Group, Inc.(x)*	5,336	38,526
Ingles Markets, Inc., Class A	2,003	123,485
Natural Grocers by Vitamin Cottage, Inc.	329	5,774
Performance Food Group Co.*	18,705	1,077,595
PriceSmart, Inc.	3,062	296,248
Rite Aid Corp.(x)*	7,782	159,220
SpartanNash Co.	5,216	102,390
United Natural Foods, Inc.*	8,012	263,915
Village Super Market, Inc., Class A	1,315	30,995
Weis Markets, Inc.	1,351	76,358

		2,428,915

Food Products (0.8%)
Alico, Inc.	21,603	645,066
B&G Foods, Inc.(x)	1,162	36,092
Bridgford Foods Corp.*	307	4,758
Cal-Maine Foods, Inc.*	3,477	133,586
Darling Ingredients, Inc.*	22,970	1,690,133
Farmer Bros Co.*	2,466	25,745
Fresh Del Monte Produce, Inc.	4,450	127,404
Hostess Brands, Inc.*	9,634	138,152
J & J Snack Foods Corp.	1,564	245,595
Laird Superfood, Inc.(x)*	184	6,894
Landec Corp.*	3,934	41,700
Limoneira Co.	1,581	27,667
Mission Produce, Inc.(x)*	529	10,056
Sanderson Farms, Inc.	652	101,569
Seneca Foods Corp., Class A*	970	45,677
Simply Good Foods Co. (The)*	12,072	367,230
Tootsie Roll Industries, Inc.(x)	415	13,749
Vital Farms, Inc.(x)*	1,963	42,872

		3,703,945

Household Products (0.1%)
Central Garden & Pet Co.*	828	48,033
Central Garden & Pet Co., Class A*	4,043	209,791
Oil-Dri Corp. of America	763	26,278
WD-40 Co.	125	38,272

		322,374

Personal Products (1.6%)
BellRing Brands, Inc., Class A*	5,778	136,419
Edgewell Personal Care Co.	7,755	307,098
Inter Parfums, Inc.	90,700	6,433,351
Nature’s Sunshine Products, Inc.	1,360	27,146
Revlon, Inc., Class A(x)*	941	11,602

		6,915,616

Tobacco (0.1%)
Universal Corp.	3,479	205,226
Vector Group Ltd.	17,564	245,018

		450,244

Total Consumer Staples		15,462,195

Energy (23.9%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	18,863	179,010
Aspen Aerogels, Inc.*	2,854	58,050
Bristow Group, Inc.*	879	22,749
Cactus, Inc., Class A	3,622	110,906
ChampionX Corp.*	26,467	575,128
DMC Global, Inc.*	1,111	60,283
Dril-Quip, Inc.*	4,980	165,485
Exterran Corp.*	3,777	12,691
Frank’s International NV*	21,955	77,940
Helix Energy Solutions Group, Inc.*	20,185	101,934
Liberty Oilfield Services, Inc., Class A*	11,807	133,301
Nabors Industries Ltd.(x)*	1,010	94,385
National Energy Services Reunited Corp.*	2,830	35,007
Newpark Resources, Inc.*	11,776	36,977
NexTier Oilfield Solutions, Inc.*	23,642	87,948
Oceaneering International, Inc.*	14,426	164,745
Oil States International, Inc.*	8,539	51,490
Patterson-UTI Energy, Inc.	25,863	184,403
ProPetro Holding Corp.*	11,299	120,447
RPC, Inc.*	8,537	46,100
Select Energy Services, Inc., Class A*	8,090	40,288
Solaris Oilfield Infrastructure, Inc., Class A	4,199	51,522
Subsea 7 SA (ADR)(x)*	183,400	1,845,004
TerraVest Industries, Inc.	16,810	223,919
Tidewater, Inc.*	5,896	73,877
Transocean Ltd.(x)*	83,578	296,702
US Silica Holdings, Inc.*	10,427	128,148

		4,978,439

Oil, Gas & Consumable Fuels (22.8%)
Adams Resources & Energy, Inc.(x)	249	6,975
Antero Resources Corp.*	35,046	357,469
Arch Resources, Inc.*	2,110	87,776
Ardmore Shipping Corp.*	3,954	17,951
Berry Corp.	9,327	51,392
Bonanza Creek Energy, Inc.*	2,670	95,399
Brigham Minerals, Inc., Class A	6,207	90,870
Clean Energy Fuels Corp.*	18,613	255,743
CNX Resources Corp.*	32,145	472,532
Comstock Resources, Inc.*	2,841	15,739
CONSOL Energy, Inc.*	4,240	41,213
Contango Oil & Gas Co.(x)*	12,903	50,322
CVR Energy, Inc.	4,193	80,422
Delek US Holdings, Inc.	9,072	197,588
DHT Holdings, Inc.	16,287	96,582
Diamond S Shipping, Inc., Class S(x)*	4,117	41,294
Dorian LPG Ltd.*	4,623	60,700
Earthstone Energy, Inc., Class A*	3,160	22,594
Energy Fuels, Inc.(x)*	18,950	107,636
Evolution Petroleum Corp.(x)	5,601	18,931
Falcon Minerals Corp.	6,384	28,664
Frontline Ltd.(x)	16,627	118,883
Golar LNG Ltd.*	14,558	148,928
Goodrich Petroleum Corp.*	476	4,503
Green Plains, Inc.*	4,895	132,508
International Seaways, Inc.	3,459	67,035
Kosmos Energy Ltd.*	58,589	179,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Magnolia Oil & Gas Corp., Class A*	1,325	$15,211
Matador Resources Co.	15,892	372,667
NACCO Industries, Inc., Class A	642	16,018
NextDecade Corp.*	2,955	7,890
Nordic American Tankers Ltd.(x)	20,461	66,498
Overseas Shipholding Group, Inc., Class A*	8,916	18,367
Ovintiv, Inc.	37,778	899,872
Par Pacific Holdings, Inc.*	5,615	79,284
PBF Energy, Inc., Class A*	13,683	193,614
PDC Energy, Inc.*	14,308	492,195
Peabody Energy Corp.*	9,390	28,733
Penn Virginia Corp.*	1,745	23,383
Permian Basin Royalty Trust	10,000	39,800
PrairieSky Royalty Ltd.(x)	92,000	991,963
PrimeEnergy Resources Corp.(x)*	118	6,182
Range Resources Corp.*	30,670	316,821
Renewable Energy Group, Inc.*	5,443	359,456
REX American Resources Corp.*	781	65,737
Scorpio Tankers, Inc.(x)	7,148	131,952
SFL Corp. Ltd.	13,527	108,487
SM Energy Co.	16,897	276,604
Southwestern Energy Co.*	93,534	434,933
Talos Energy, Inc.*	2,072	24,947
Tellurian, Inc.(x)*	23,615	55,259
Texas Pacific Land Corp.(x)	57,798	91,865,875
Uranium Energy Corp.(x)*	18,606	53,213
W&T Offshore, Inc.(x)*	12,905	46,329
Whiting Petroleum Corp.*	170	6,027
World Fuel Services Corp.	8,982	316,166

		100,163,000

Total Energy		105,141,439

Financials (15.5%)
Banks (7.5%)
1st Constitution Bancorp	1,420	25,006
1st Source Corp.	2,296	109,244
ACNB Corp.	1,266	37,094
Allegiance Bancshares, Inc.	2,693	109,174
Altabancorp	2,268	95,347
Amalgamated Financial Corp.	1,754	29,099
Amerant Bancorp, Inc.*	3,429	63,677
American National Bankshares, Inc.	1,621	53,606
Ameris Bancorp	9,491	498,372
Ames National Corp.	1,259	32,205
Arrow Financial Corp.	1,816	60,491
Atlantic Capital Bancshares, Inc.*	2,788	67,191
Atlantic Union Bankshares Corp.	11,172	428,558
Auburn National BanCorp, Inc.(x)	289	11,089
Banc of California, Inc.	6,337	114,573
BancFirst Corp.	2,671	188,813
Bancorp, Inc. (The)*	7,368	152,665
BancorpSouth Bank	14,153	459,689
Bank First Corp.(x)	97	7,274
Bank of Commerce Holdings	2,058	26,240
Bank of Marin Bancorp	1,828	71,584
Bank of NT Butterfield & Son Ltd. (The)	7,139	272,853
Bank of Princeton (The)	768	21,980
Bank7 Corp.	204	3,592
BankFinancial Corp.	2,298	23,715
BankUnited, Inc.	13,085	575,086
Bankwell Financial Group, Inc.	794	21,398
Banner Corp.	4,987	265,957
Bar Harbor Bankshares	2,083	61,282
BayCom Corp.*	1,169	21,065
BCB Bancorp, Inc.	1,957	27,007
Berkshire Hills Bancorp, Inc.	6,406	142,982
Boston Private Financial Holdings, Inc.	11,673	155,484
Brookline Bancorp, Inc.	10,759	161,385
Bryn Mawr Bank Corp.	2,816	128,156
Business First Bancshares, Inc.	2,721	65,114
Byline Bancorp, Inc.	3,285	69,478
C&F Financial Corp.	422	18,690
Cadence Bancorp	17,664	366,175
California Bancorp, Inc.*	1,025	18,255
Cambridge Bancorp	770	64,926
Camden National Corp.	2,011	96,246
Capital Bancorp, Inc.*	1,059	20,428
Capital City Bank Group, Inc.	2,012	52,352
Capstar Financial Holdings, Inc.	2,099	36,208
Carter Bankshares, Inc.*	3,151	43,988
Cathay General Bancorp	10,866	443,115
CB Financial Services, Inc.	547	12,105
CBTX, Inc.	2,493	76,585
Central Pacific Financial Corp.	3,611	96,342
Central Valley Community Bancorp	1,516	27,910
Century Bancorp, Inc., Class A	368	34,338
Chemung Financial Corp.	487	20,366
ChoiceOne Financial Services, Inc.	953	22,920
CIT Group, Inc.	14,087	725,621
Citizens & Northern Corp.	1,986	47,227
Citizens Holding Co.(x)	635	12,637
City Holding Co.	2,219	181,470
Civista Bancshares, Inc.	2,397	54,987
CNB Financial Corp.	2,281	56,135
Coastal Financial Corp.*	1,174	30,782
Codorus Valley Bancorp, Inc.	1,332	24,522
Colony Bankcorp, Inc.	934	14,570
Columbia Banking System, Inc.	10,311	444,301
Community Bank System, Inc.	7,538	578,315
Community Bankers Trust Corp.	2,936	25,896
Community Financial Corp. (The)	739	25,311
Community Trust Bancorp, Inc.	2,170	95,545
ConnectOne Bancorp, Inc.	5,259	133,316
County Bancorp, Inc.(x)	665	15,940
CrossFirst Bankshares, Inc.*	6,713	92,572
Customers Bancorp, Inc.*	3,772	120,025
CVB Financial Corp.	18,561	410,013
Dime Community Bancshares, Inc.	4,972	149,856
Eagle Bancorp Montana, Inc.	921	22,399
Eagle Bancorp, Inc.	4,546	241,893
Eastern Bankshares, Inc.	19,602	378,123
Enterprise Bancorp, Inc.	1,248	40,585
Enterprise Financial Services Corp.	3,350	165,624
Equity Bancshares, Inc., Class A*	1,972	54,033
Esquire Financial Holdings, Inc.*	809	18,453
Evans Bancorp, Inc.	782	26,502
Farmers & Merchants Bancorp, Inc.	1,517	38,137
Farmers National Banc Corp.	3,892	64,996
FB Financial Corp.	4,459	198,247
Fidelity D&D Bancorp, Inc.(x)	588	36,162
Financial Institutions, Inc.	2,228	67,486
First Bancorp (Nasdaq Stock Exchange)	4,102	178,437
First Bancorp (Quotrix Stock Exchange)	30,764	346,403
First Bancorp, Inc. (The)	1,532	44,719
First Bancshares, Inc. (The)	2,879	105,400
First Bank	2,368	28,819
First Busey Corp.	7,214	185,039
First Business Financial Services, Inc.	1,184	29,280
First Capital, Inc.(x)	477	23,235
First Choice Bancorp	1,445	35,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	13,271	$190,704
First Community Bankshares, Inc.	2,476	74,255
First Community Corp.	983	19,611
First Financial Bancorp	13,773	330,552
First Financial Corp.	1,891	85,114
First Foundation, Inc.	4,238	99,423
First Guaranty Bancshares, Inc.	639	11,445
First Internet Bancorp	1,376	48,476
First Interstate BancSystem, Inc., Class A	5,801	267,078
First Merchants Corp.	7,636	355,074
First Mid Bancshares, Inc.	2,061	90,540
First Midwest Bancorp, Inc.	16,079	352,291
First Northwest Bancorp	1,118	18,581
First of Long Island Corp. (The)	3,083	65,514
First Savings Financial Group, Inc.(x)	257	17,255
First United Corp.	821	14,466
First Western Financial, Inc.*	845	21,133
Flushing Financial Corp.	4,204	89,251
FNCB Bancorp, Inc.	2,226	16,784
Franklin Financial Services Corp.	689	21,483
Fulton Financial Corp.	22,721	386,939
FVCBankcorp, Inc.(x)*	1,683	29,150
German American Bancorp, Inc.	3,485	161,077
Glacier Bancorp, Inc.	12,261	699,858
Great Southern Bancorp, Inc.	1,558	88,292
Great Western Bancorp, Inc.	7,857	237,989
Guaranty Bancshares, Inc.	1,149	42,226
Hancock Whitney Corp.	12,366	519,496
Hanmi Financial Corp.	3,788	74,737
HarborOne Bancorp, Inc.	7,474	100,675
Hawthorn Bancshares, Inc.	809	17,224
HBT Financial, Inc.	1,612	27,597
Heartland Financial USA, Inc.	4,965	249,541
Heritage Commerce Corp.	8,208	100,302
Heritage Financial Corp.	5,062	142,951
Hilltop Holdings, Inc.	9,373	319,901
Home BancShares, Inc.	21,933	593,288
HomeTrust Bancshares, Inc.	2,371	57,734
Hope Bancorp, Inc.	16,888	254,333
Horizon Bancorp, Inc.	6,018	111,814
Howard Bancorp, Inc.*	2,090	34,360
Independent Bank Corp./MA	4,405	370,857
Independent Bank Corp./MI	2,881	68,107
Independent Bank Group, Inc.	5,316	384,028
International Bancshares Corp.	7,632	354,277
Investar Holding Corp.	1,490	30,620
Investors Bancorp, Inc.	23,693	348,050
Lakeland Bancorp, Inc.	7,049	122,864
Lakeland Financial Corp.	3,320	229,711
Landmark Bancorp, Inc.(x)	518	13,686
LCNB Corp.	1,809	31,658
Level One Bancorp, Inc.	846	21,810
Limestone Bancorp, Inc.*	821	13,013
Live Oak Bancshares, Inc.	4,025	275,672
Macatawa Bank Corp.	3,432	34,148
Mackinac Financial Corp.	1,528	21,423
MainStreet Bancshares, Inc.(x)*	826	17,148
Mercantile Bank Corp.	2,138	69,421
Meridian Corp.	591	15,366
Metrocity Bankshares, Inc.	2,639	40,588
Metropolitan Bank Holding Corp.*	1,063	53,533
Mid Penn Bancorp, Inc.	945	25,335
Middlefield Banc Corp.	813	17,040
Midland States Bancorp, Inc.	3,086	85,606
MidWestOne Financial Group, Inc.	2,101	65,068
MVB Financial Corp.	1,406	47,523
National Bank Holdings Corp., Class A	3,102	123,087
National Bankshares, Inc.	933	33,131
NBT Bancorp, Inc.	6,078	242,512
Nicolet Bankshares, Inc.*	1,299	108,415
Northeast Bank	986	26,021
Northrim BanCorp, Inc.	944	40,129
Norwood Financial Corp.	788	20,969
Oak Valley Bancorp(x)	1,174	20,134
OceanFirst Financial Corp.	8,378	200,569
OFG Bancorp	7,128	161,235
Ohio Valley Banc Corp.	496	12,043
Old National Bancorp	23,541	455,283
Old Second Bancorp, Inc.	3,954	52,232
Origin Bancorp, Inc.	3,155	133,804
Orrstown Financial Services, Inc.	1,596	35,591
Pacific Premier Bancorp, Inc.	11,428	496,432
Park National Corp.	2,051	265,194
Parke Bancorp, Inc.	1,456	29,105
Partners Bancorp(x)	829	6,060
PCB Bancorp	1,650	24,750
Peapack-Gladstone Financial Corp.	2,615	80,751
Penns Woods Bancorp, Inc.	1,002	24,138
Peoples Bancorp of North Carolina, Inc.	796	18,817
Peoples Bancorp, Inc.	2,646	87,768
Peoples Financial Services Corp.	1,050	44,352
Plumas Bancorp(x)	632	18,486
Preferred Bank	2,027	129,079
Premier Financial Bancorp, Inc.	1,928	35,842
Primis Financial Corp.	2,979	43,315
Professional Holding Corp., Class A*	1,806	33,176
QCR Holdings, Inc.	2,054	96,990
RBB Bancorp	2,498	50,634
Red River Bancshares, Inc.	741	41,503
Reliant Bancorp, Inc.	1,993	57,239
Renasant Corp.	7,781	321,978
Republic Bancorp, Inc., Class A	1,371	60,722
Republic First Bancorp, Inc.*	5,958	22,462
Richmond Mutual BanCorp, Inc.	1,562	21,181
S&T Bancorp, Inc.	5,422	181,637
Salisbury Bancorp, Inc.	347	15,410
Sandy Spring Bancorp, Inc.	6,431	279,298
SB Financial Group, Inc.	944	17,237
Seacoast Banking Corp. of Florida*	7,316	265,132
Select Bancorp, Inc.*	2,160	23,911
ServisFirst Bancshares, Inc.	1,798	110,271
Shore Bancshares, Inc.	1,807	30,755
Sierra Bancorp	2,154	57,727
Silvergate Capital Corp., Class A*	2,776	394,664
Simmons First National Corp., Class A	15,389	456,592
SmartFinancial, Inc.	1,985	42,975
South Plains Financial, Inc.	1,568	35,625
South State Corp.	9,998	784,943
Southern First Bancshares, Inc.*	1,087	50,959
Southside Bancshares, Inc.	4,491	172,948
Spirit of Texas Bancshares, Inc.	2,023	45,133
Stock Yards Bancorp, Inc.	2,473	126,271
Summit Financial Group, Inc.	1,572	41,737
Texas Capital Bancshares, Inc.*	7,207	511,120
Tompkins Financial Corp.	2,095	173,257
Towne Bank	9,617	292,357
TriCo Bancshares	3,830	181,427
TriState Capital Holdings, Inc.*	3,934	90,718
Triumph Bancorp, Inc.*	3,238	250,589
Trustmark Corp.	8,952	301,324
UMB Financial Corp.	6,216	573,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Bankshares, Inc.	17,697	$682,750
United Community Banks, Inc.	11,184	381,598
United Security Bancshares	1,717	14,062
Unity Bancorp, Inc.	988	21,736
Univest Financial Corp.	3,926	112,244
Valley National Bancorp	57,039	783,716
Veritex Holdings, Inc.	6,855	224,296
Washington Trust Bancorp, Inc.	2,489	128,507
WesBanco, Inc.	9,317	335,971
West BanCorp, Inc.	2,046	49,288
Westamerica Bancorp	3,239	203,344

		32,992,262

Capital Markets (3.3%)
Artisan Partners Asset Management, Inc., Class A	4,703	245,356
AssetMark Financial Holdings, Inc.*	1,398	32,629
Associated Capital Group, Inc., Class A‡	161,984	5,808,746
B Riley Financial, Inc.	2,851	160,739
BGC Partners, Inc., Class A	44,920	216,964
Blucora, Inc.*	6,886	114,583
Clarke, Inc.*	11,800	72,770
Cohen & Steers, Inc.	13,000	849,290
Cowen, Inc., Class A	2,377	83,552
Diamond Hill Investment Group, Inc.	439	68,488
Donnelley Financial Solutions, Inc.*	4,323	120,309
Federated Hermes, Inc., Class B	36,508	1,142,700
Galaxy Digital Holdings Ltd.(x)*	75,000	1,526,021
GAMCO Investors, Inc., Class A	109,742	2,035,714
Oppenheimer Holdings, Inc., Class A	1,264	50,623
OTC Markets Group, Inc., Class A	100	3,975
Piper Sandler Cos	2,467	270,507
Safeguard Scientifics, Inc.*	2,695	18,380
Sculptor Capital Management, Inc.	2,797	61,198
Silvercrest Asset Management Group, Inc., Class A	436	6,270
StepStone Group, Inc., Class A	1,565	55,198
Stifel Financial Corp.	14,289	915,353
StoneX Group, Inc.*	2,201	143,901
Value Line, Inc.	70	1,973
Virtus Investment Partners, Inc.	951	223,961
Waddell & Reed Financial, Inc., Class A	8,718	218,386
Westwood Holdings Group, Inc.(x)	1,016	14,691
WisdomTree Investments, Inc.	19,879	124,244

		14,586,521

Consumer Finance (0.5%)
Encore Capital Group, Inc.*	4,438	178,541
Enova International, Inc.*	4,920	174,562
EZCORP, Inc., Class A*	7,416	36,858
Green Dot Corp., Class A*	6,746	308,899
LendingClub Corp.*	10,058	166,158
Navient Corp.	26,240	375,495
Nelnet, Inc., Class A	2,492	181,268
Oportun Financial Corp.*	2,730	56,538
PRA Group, Inc.*	6,399	237,211
PROG Holdings, Inc.	8,453	365,930
Regional Management Corp.	1,240	42,978
World Acceptance Corp.*	599	77,726

		2,202,164

Diversified Financial Services (0.4%)
Alerus Financial Corp.	2,088	62,181
A-Mark Precious Metals, Inc.	723	26,028
Banco Latinoamericano de Comercio Exterior SA, Class E	4,386	66,360
Cannae Holdings, Inc.*	12,241	484,988
Marlin Business Services Corp.	1,129	15,400
Morgan Group Holding Co.(x)*	4,238	33,904
Onex Corp.	14,300	890,961
SWK Holdings Corp.*	443	6,441

		1,586,263

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,344	106,199
American Equity Investment Life Holding Co.	13,009	410,174
AMERISAFE, Inc.	2,710	173,440
Argo Group International Holdings Ltd.	4,598	231,371
Citizens, Inc.(x)*	6,723	38,926
CNO Financial Group, Inc.	19,263	467,898
Crawford & Co., Class A	2,109	22,461
Donegal Group, Inc., Class A	1,573	23,375
Employers Holdings, Inc.	3,996	172,068
Enstar Group Ltd.*	1,726	425,856
FBL Financial Group, Inc., Class A	1,406	78,624
FedNat Holding Co.	2,150	9,954
Genworth Financial, Inc., Class A*	72,037	239,163
Goosehead Insurance, Inc., Class A	1,646	176,418
Greenlight Capital Re Ltd., Class A*	3,995	34,756
HCI Group, Inc.	701	53,851
Heritage Insurance Holdings, Inc.	3,555	39,389
Horace Mann Educators Corp.	5,895	254,723
Independence Holding Co.	631	25,145
Investors Title Co.	162	26,892
James River Group Holdings Ltd.	560	25,547
MBIA, Inc.*	6,899	66,368
Midwest Holding, Inc.*	136	6,799
National Western Life Group, Inc., Class A	361	89,889
NI Holdings, Inc.*	1,349	24,930
ProAssurance Corp.	7,618	203,858
ProSight Global, Inc.*	1,369	17,249
Protective Insurance Corp., Class B	1,277	29,205
RLI Corp.	720	80,330
Safety Insurance Group, Inc.	2,059	173,471
Selective Insurance Group, Inc.	8,441	612,310
Selectquote, Inc.*	13,511	398,710
SiriusPoint Ltd.*	11,655	118,531
State Auto Financial Corp.	2,494	49,157
Stewart Information Services Corp.	3,803	197,870
Tiptree, Inc.	3,576	32,005
Trean Insurance Group, Inc.*	1,580	25,517
United Fire Group, Inc.	3,000	104,400
United Insurance Holdings Corp.	3,079	22,200
Universal Insurance Holdings, Inc.	3,040	43,594
Vericity, Inc.(x)*	319	3,155
Watford Holdings Ltd.*	2,407	83,306

		5,419,084

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,204	282,250
Arbor Realty Trust, Inc. (REIT)	16,549	263,129
Ares Commercial Real Estate Corp. (REIT)	4,264	58,502
Arlington Asset Investment Corp. (REIT), Class A*	3,904	15,772
ARMOUR Residential REIT, Inc. (REIT)	8,738	106,604
Blackstone Mortgage Trust, Inc. (REIT), Class A	19,851	615,381
Broadmark Realty Capital, Inc. (REIT)	18,373	192,182
Capstead Mortgage Corp. (REIT)	14,113	87,924
Cherry Hill Mortgage Investment Corp. (REIT)	2,395	22,369
Chimera Investment Corp. (REIT)	27,482	349,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Colony Credit Real Estate, Inc. (REIT)	12,316	$104,932
Dynex Capital, Inc. (REIT)	3,566	67,504
Ellington Financial, Inc. (REIT)	5,727	91,689
Ellington Residential Mortgage REIT (REIT)	1,285	15,818
Granite Point Mortgage Trust, Inc. (REIT)	7,779	93,115
Great Ajax Corp. (REIT)	3,125	34,063
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	9,935	557,354
Invesco Mortgage Capital, Inc. (REIT)(x)	33,049	132,527
KKR Real Estate Finance Trust, Inc. (REIT)	3,932	72,310
Ladder Capital Corp. (REIT)	14,902	175,844
MFA Financial, Inc. (REIT)	65,234	265,502
New York Mortgage Trust, Inc. (REIT)	54,364	243,007
Orchid Island Capital, Inc. (REIT)(x)	11,855	71,249
PennyMac Mortgage Investment Trust (REIT)‡	14,069	275,752
Ready Capital Corp. (REIT)	8,284	111,175
Redwood Trust, Inc. (REIT)	16,227	168,923
TPG RE Finance Trust, Inc. (REIT)	8,852	99,142
Two Harbors Investment Corp. (REIT)	38,806	284,448
Western Asset Mortgage Capital Corp. (REIT)(x)	8,555	27,290

		4,884,778

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	7,464	350,883
Bogota Financial Corp.(x)*	565	5,797
Bridgewater Bancshares, Inc.*	2,834	45,769
Capitol Federal Financial, Inc.	18,628	246,728
Columbia Financial, Inc.*	4,989	87,208
ESSA Bancorp, Inc.	1,262	20,192
Essent Group Ltd.	15,735	747,255
Federal Agricultural Mortgage Corp., Class C	1,004	101,123
Flagstar Bancorp, Inc.	6,916	311,912
FS Bancorp, Inc.	458	30,778
Greene County Bancorp, Inc.	337	8,428
Hingham Institution For Savings (The)	187	53,063
Home Bancorp, Inc.	1,161	41,854
Home Point Capital, Inc.*	915	8,510
HomeStreet, Inc.	3,047	134,281
Kearny Financial Corp.	7,671	92,666
Luther Burbank Corp.	2,632	31,137
Merchants Bancorp	1,325	55,571
Meridian Bancorp, Inc.	6,384	117,593
Meta Financial Group, Inc.	4,433	200,859
MMA Capital Holdings, Inc.*	496	11,314
Mr Cooper Group, Inc.*	10,890	378,536
NMI Holdings, Inc., Class A*	11,067	261,624
Northfield Bancorp, Inc.	6,809	108,399
Northwest Bancshares, Inc.	16,981	245,375
Oconee Federal Financial Corp.(x)	275	7,172
OP Bancorp	2,028	21,335
PCSB Financial Corp.	2,135	35,462
PDL Community Bancorp*	1,331	14,787
PennyMac Financial Services, Inc.‡	5,217	348,861
Pioneer Bancorp, Inc.*	1,872	21,809
Premier Financial Corp.	5,376	178,806
Provident Bancorp, Inc.	2,513	36,187
Provident Financial Holdings, Inc.	711	12,016
Provident Financial Services, Inc.	10,158	226,320
Prudential Bancorp, Inc.	1,092	16,118
Radian Group, Inc.	27,289	634,469
Riverview Bancorp, Inc.	3,524	24,421
Security National Financial Corp., Class A*	1,178	11,014
Southern Missouri Bancorp, Inc.	1,163	45,846
Standard AVB Financial Corp.	586	19,133
Sterling Bancorp, Inc.*	1,568	8,875
Territorial Bancorp, Inc.	1,009	26,698
Timberland Bancorp, Inc.	1,062	29,534
TrustCo Bank Corp.	13,283	97,896
Walker & Dunlop, Inc.	3,661	376,131
Washington Federal, Inc.	10,794	332,455
Waterstone Financial, Inc.	2,962	60,484
Western New England Bancorp, Inc.	3,214	27,094
WSFS Financial Corp.	6,770	337,078

		6,646,856

Total Financials		68,317,928

Health Care (3.0%)
Biotechnology (1.3%)
4D Molecular Therapeutics, Inc.(x)*	237	10,281
Abeona Therapeutics, Inc.*	4,607	8,661
ADMA Biologics, Inc.(x)*	1,398	2,460
Adverum Biotechnologies, Inc.*	1,760	17,354
Aeglea BioTherapeutics, Inc.*	1,286	10,185
Akouos, Inc.(x)*	798	11,068
Albireo Pharma, Inc.*	686	24,181
Aligos Therapeutics, Inc.(x)*	330	7,504
Allovir, Inc.(x)*	880	20,592
ALX Oncology Holdings, Inc.*	523	38,566
AnaptysBio, Inc.*	3,039	65,490
Anika Therapeutics, Inc.*	2,017	82,273
Annexon, Inc.*	805	22,411
Applied Genetic Technologies Corp.(x)*	6,121	31,033
Applied Molecular Transport, Inc.(x)*	666	29,311
Aptinyx, Inc.(x)*	5,040	15,120
Arena Pharmaceuticals, Inc.*	7,662	531,666
Assembly Biosciences, Inc.*	2,263	10,410
Atara Biotherapeutics, Inc.*	2,997	43,037
Atreca, Inc., Class A*	113	1,732
AVEO Pharmaceuticals, Inc.(x)*	1,562	11,434
Avid Bioservices, Inc.*	724	13,199
Avidity Biosciences, Inc.*	921	20,087
Axcella Health, Inc.*	382	1,818
Aziyo Biologics, Inc., Class A*	169	2,336
Beyondspring, Inc.(x)*	128	1,417
BioAtla, Inc.*	351	17,845
BioCryst Pharmaceuticals, Inc.(x)*	5,183	52,711
Bolt Biotherapeutics, Inc.(x)*	381	12,539
C4 Therapeutics, Inc.(x)*	347	12,836
Cabaletta Bio, Inc.*	1,906	21,157
Calyxt, Inc.*	287	1,728
CASI Pharmaceuticals, Inc.*	2,253	5,407
Catabasis Pharmaceuticals, Inc.(x)*	1,223	3,534
Catalyst Biosciences, Inc.*	4,394	22,146
CEL-SCI Corp.(x)*	555	8,442
Checkmate Pharmaceuticals, Inc.*	447	5,427
Chimerix, Inc.*	8,491	81,853
Chinook Therapeutics, Inc.*	237	3,683
Cidara Therapeutics, Inc.(x)*	1,861	4,950
Codiak Biosciences, Inc.*	193	2,910
Concert Pharmaceuticals, Inc.*	4,619	23,049
Cortexyme, Inc.(x)*	171	6,161
Cullinan Oncology, Inc.(x)*	404	16,835
Cyclerion Therapeutics, Inc.*	3,447	9,617
Cytokinetics, Inc.*	1,306	30,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Decibel Therapeutics, Inc.(x)*	214	$2,431
Dyadic International, Inc.(x)*	819	4,496
Dynavax Technologies Corp.(x)*	2,662	26,167
Dyne Therapeutics, Inc.*	447	6,942
Enanta Pharmaceuticals, Inc.*	2,520	124,286
Enochian Biosciences, Inc.(x)*	2,096	7,420
Epizyme, Inc.*	4,558	39,700
Exicure, Inc.*	1,350	2,943
FibroGen, Inc.*	1,746	60,604
Five Prime Therapeutics, Inc.*	4,603	173,395
Foghorn Therapeutics, Inc.(x)*	338	4,455
Forma Therapeutics Holdings, Inc.*	903	25,302
G1 Therapeutics, Inc.*	2,737	65,852
Generation Bio Co.*	1,210	34,437
Geron Corp.(x)*	41,668	65,835
GlycoMimetics, Inc.*	6,415	19,309
Gossamer Bio, Inc.*	4,424	40,922
Gritstone Oncology, Inc.(x)*	3,459	32,618
Hookipa Pharma, Inc.*	178	2,394
iBio, Inc.(x)*	3,697	5,693
Ideaya Biosciences, Inc.*	2,085	48,997
Immunic, Inc.*	423	6,743
ImmunityBio, Inc.(x)*	684	16,238
ImmunoGen, Inc.*	15,244	123,476
Immunome, Inc.(x)*	77	2,609
Inhibrx, Inc.*	276	5,539
Inozyme Pharma, Inc.(x)*	260	5,148
iTeos Therapeutics, Inc.*	592	20,235
IVERIC bio, Inc.*	11,942	73,802
Jounce Therapeutics, Inc.*	2,602	26,723
KalVista Pharmaceuticals, Inc.*	2,219	57,006
Keros Therapeutics, Inc.*	64	3,939
Kezar Life Sciences, Inc.*	4,721	28,137
Kindred Biosciences, Inc.*	824	4,095
Kiniksa Pharmaceuticals Ltd., Class A*	313	5,794
Kinnate Biopharma, Inc.*	403	12,557
Kronos Bio, Inc.(x)*	472	13,815
Kymera Therapeutics, Inc.(x)*	322	12,513
MacroGenics, Inc.*	5,078	161,734
Magenta Therapeutics, Inc.*	485	5,742
Marker Therapeutics, Inc.(x)*	1,165	2,610
MEI Pharma, Inc.(x)*	3,192	10,949
MeiraGTx Holdings plc*	252	3,636
Metacrine, Inc.(x)*	272	1,686
Mirum Pharmaceuticals, Inc.*	413	8,186
Myriad Genetics, Inc.*	10,195	310,438
Natera, Inc.*	651	66,103
NexImmune, Inc.(x)*	290	5,533
NextCure, Inc.*	98	981
Nkarta, Inc.*	542	17,832
Novavax, Inc.*	6,425	1,164,917
Nurix Therapeutics, Inc.(x)*	724	22,509
Nymox Pharmaceutical Corp.*	989	2,196
Olema Pharmaceuticals, Inc.*	359	11,912
Oncorus, Inc.(x)*	256	3,564
OPKO Health, Inc.(x)*	57,179	245,298
Orgenesis, Inc.(x)*	1,963	11,248
ORIC Pharmaceuticals, Inc.*	175	4,287
Pandion Therapeutics, Inc.(x)*	351	21,078
Passage Bio, Inc.*	1,471	25,713
PMV Pharmaceuticals, Inc.(x)*	442	14,537
Poseida Therapeutics, Inc.(x)*	1,160	11,078
Praxis Precision Medicines, Inc.(x)*	362	11,859
Precigen, Inc.(x)*	1,719	11,844
Precision BioSciences, Inc.*	207	2,142
Prelude Therapeutics, Inc.*	300	12,999
Prothena Corp. plc*	4,336	108,920
Relay Therapeutics, Inc.*	1,371	47,395
Rubius Therapeutics, Inc.(x)*	4,202	111,353
Savara, Inc.*	8,601	17,890
Scopus Biopharma, Inc.*	221	1,867
Selecta Biosciences, Inc.*	4,953	22,412
Sensei Biotherapeutics, Inc.(x)*	228	3,313
Shattuck Labs, Inc.(x)*	436	12,749
Sigilon Therapeutics, Inc.*	250	5,588
Silverback Therapeutics, Inc.(x)*	381	16,623
Soleno Therapeutics, Inc.*	1,319	1,662
Solid Biosciences, Inc.(x)*	3,383	18,708
Spectrum Pharmaceuticals, Inc.*	19,933	64,982
Spero Therapeutics, Inc.(x)*	211	3,106
Spruce Biosciences, Inc.(x)*	317	5,262
SQZ Biotechnologies Co.(x)*	14	192
Sutro Biopharma, Inc.*	583	13,269
Taysha Gene Therapies, Inc.(x)*	334	6,780
TCR2 Therapeutics, Inc.*	3,870	85,450
TG Therapeutics, Inc.*	2,541	122,476
Turning Point Therapeutics, Inc.*	366	34,620
UroGen Pharma Ltd.(x)*	1,099	21,409
Vanda Pharmaceuticals, Inc.*	7,586	113,942
Vaxart, Inc.(x)*	1,315	7,956
Vaxcyte, Inc.(x)*	869	17,163
VBI Vaccines, Inc.(x)*	4,827	15,012
Verastem, Inc.(x)*	14,148	34,946
Vericel Corp.*	718	39,885
Viking Therapeutics, Inc.(x)*	8,307	52,542
Vor BioPharma, Inc.(x)*	341	14,697
X4 Pharmaceuticals, Inc.*	1,893	16,299
XBiotech, Inc.(x)*	2,130	36,572
Xencor, Inc.*	419	18,042
XOMA Corp.(x)*	159	6,489
Zentalis Pharmaceuticals, Inc.*	167	7,246
ZIOPHARM Oncology, Inc.(x)*	9,866	35,518

		5,904,347

Health Care Equipment & Supplies (0.4%)
Acutus Medical, Inc.(x)*	327	4,372
Alphatec Holdings, Inc.*	929	14,669
AngioDynamics, Inc.*	5,317	124,418
Apyx Medical Corp.*	4,450	42,987
Aspira Women’s Health, Inc.(x)*	982	6,629
Avanos Medical, Inc.*	6,800	297,432
Bioventus, Inc., Class A(x)*	244	3,728
Chembio Diagnostics, Inc.(x)*	474	1,664
CryoLife, Inc.*	992	22,399
Eargo, Inc.*	264	13,187
FONAR Corp.*	936	16,932
Heska Corp.*	652	109,836
Inari Medical, Inc.*	482	51,574
Inogen, Inc.*	910	47,793
Integer Holdings Corp.*	1,701	156,662
IntriCon Corp.*	1,210	31,024
Invacare Corp.	5,023	40,285
LeMaitre Vascular, Inc.	481	23,463
LENSAR, Inc.*	1,333	9,678
LivaNova plc*	2,073	152,842
Lucira Health, Inc.(x)*	410	4,961
Meridian Bioscience, Inc.*	746	19,583
Milestone Scientific, Inc.(x)*	176	628
Misonix, Inc.*	1,115	21,843
Natus Medical, Inc.*	3,259	83,463
OraSure Technologies, Inc.*	3,845	44,871
Ortho Clinical Diagnostics Holdings plc*	2,522	48,662
Orthofix Medical, Inc.*	2,624	113,750
Outset Medical, Inc.*	300	16,317
Pulmonx Corp.*	360	16,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Retractable Technologies, Inc.(x)*	118	$1,513
Rockwell Medical, Inc.(x)*	2,563	2,973
SeaSpine Holdings Corp.*	3,665	63,771
Sientra, Inc.*	1,003	7,312
Surgalign Holdings, Inc.*	13,856	30,206
Talis Biomedical Corp.(x)*	379	4,870
Utah Medical Products, Inc.	115	9,959
Varex Imaging Corp.*	5,536	113,433
Venus Concept, Inc.*	1,794	4,216
ViewRay, Inc.*	10,916	47,485
VolitionRX Ltd.(x)*	903	3,413

		1,831,269

Health Care Providers & Services (0.7%)
Accolade, Inc.*	826	37,476
Apria, Inc.(x)*	283	7,904
Avalon GloboCare Corp.(x)*	1,735	1,856
Brookdale Senior Living, Inc.*	26,049	157,596
Community Health Systems, Inc.*	12,425	167,986
Covetrus, Inc.*	16,549	495,974
Cross Country Healthcare, Inc.*	4,349	54,319
Enzo Biochem, Inc.*	6,008	20,668
Five Star Senior Living, Inc.*	2,786	17,050
Hanger, Inc.*	4,654	106,204
Magellan Health, Inc.*	1,955	182,284
MEDNAX, Inc.*	10,641	271,026
National HealthCare Corp.	1,774	138,212
Option Care Health, Inc.*	755	13,394
Owens & Minor, Inc.	10,296	387,027
Patterson Cos., Inc.	12,183	389,247
Tenet Healthcare Corp.*	13,422	697,944
Tivity Health, Inc.*	3,324	74,192
Triple-S Management Corp., Class B*	3,039	79,105

		3,299,464

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	21,393	321,216
Computer Programs and Systems, Inc.	1,966	60,159
Evolent Health, Inc., Class A*	8,915	180,083
HealthStream, Inc.*	3,761	84,021
NextGen Healthcare, Inc.*	7,931	143,551

		789,030

Life Sciences Tools & Services (0.1%)
Fluidigm Corp.(x)*	9,800	44,296
Harvard Bioscience, Inc.*	5,471	29,872
NanoString Technologies, Inc.*	804	52,831
Pacific Biosciences of California, Inc.*	3,168	105,526
Seer, Inc.(x)*	428	21,408

		253,933

Pharmaceuticals (0.3%)
AcelRx Pharmaceuticals, Inc.(x)*	10,266	17,452
Agile Therapeutics, Inc.(x)*	1,399	2,910
Angion Biomedica Corp.*	317	5,728
ANI Pharmaceuticals, Inc.*	754	27,250
Atea Pharmaceuticals, Inc.(x)*	460	28,405
Athira Pharma, Inc.(x)*	424	7,802
Aytu BioPharma, Inc.(x)*	3,100	23,560
Cassava Sciences, Inc.(x)*	2,977	133,816
CorMedix, Inc.(x)*	153	1,528
Cymabay Therapeutics, Inc.*	10,482	47,588
Endo International plc*	18,427	136,544
Evofem Biosciences, Inc.(x)*	784	1,372
Evolus, Inc.(x)*	1,915	24,876
Graybug Vision, Inc.(x)*	279	1,548
Harmony Biosciences Holdings, Inc.(x)*	204	6,740
Intra-Cellular Therapies, Inc.*	5,798	196,726
Landos Biopharma, Inc.(x)*	189	1,820
Lannett Co., Inc.*	4,799	25,339
Lyra Therapeutics, Inc.*	159	1,843
NGM Biopharmaceuticals, Inc.*	164	4,768
Osmotica Pharmaceuticals plc(x)*	986	3,214
Paratek Pharmaceuticals, Inc.(x)*	405	2,859
Phibro Animal Health Corp., Class A	142	3,465
Pliant Therapeutics, Inc.(x)*	717	28,200
Prestige Consumer Healthcare, Inc.*	4,588	202,239
Revance Therapeutics, Inc.*	2,077	58,052
Strongbridge Biopharma plc*	1,120	3,091
Supernus Pharmaceuticals, Inc.*	5,365	140,456
Tarsus Pharmaceuticals, Inc.*	211	6,801
Terns Pharmaceuticals, Inc.(x)*	268	5,896
TherapeuticsMD, Inc.(x)*	7,327	9,818
Theravance Biopharma, Inc.*	922	18,818
VYNE Therapeutics, Inc.(x)*	4,923	33,698
Xeris Pharmaceuticals, Inc.(x)*	951	4,289

		1,218,511

Total Health Care		13,296,554

Industrials (16.3%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,730	197,004
Astronics Corp.*	3,516	63,429
Cubic Corp.	4,082	304,395
Ducommun, Inc.*	1,570	94,200
Kaman Corp.	3,580	183,618
Maxar Technologies, Inc.	8,678	328,202
Moog, Inc., Class A	4,164	346,237
National Presto Industries, Inc.	678	69,203
Park Aerospace Corp.	2,689	35,549
Parsons Corp.*	751	30,370
Triumph Group, Inc.*	7,225	132,796
Vectrus, Inc.*	982	52,478

		1,837,481

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,426	207,067
Echo Global Logistics, Inc.*	3,696	116,091
Forward Air Corp.	1,513	134,370
Hub Group, Inc., Class A*	4,695	315,880
Radiant Logistics, Inc.*	6,079	42,249

		815,657

Airlines (0.4%)
Allegiant Travel Co.*	1,657	404,407
Hawaiian Holdings, Inc.*	6,837	182,343
Mesa Air Group, Inc.*	4,871	65,515
SkyWest, Inc.*	7,110	387,353
Spirit Airlines, Inc.*	13,966	515,345

		1,554,963

Building Products (0.7%)
American Woodmark Corp.*	2,444	240,929
Apogee Enterprises, Inc.	3,068	125,420
Builders FirstSource, Inc.*	14,137	655,533
Caesarstone Ltd.	3,346	45,941
Cornerstone Building Brands, Inc.*	3,404	47,758
Gibraltar Industries, Inc.*	3,632	332,364
Griffon Corp.	6,577	178,697
Insteel Industries, Inc.	2,637	81,325
JELD-WEN Holding, Inc.*	9,642	266,987
PGT Innovations, Inc.*	5,068	127,967
Quanex Building Products Corp.	4,641	121,733
Resideo Technologies, Inc.*	20,568	581,046
UFP Industries, Inc.	1,365	103,522

		2,909,222

Commercial Services & Supplies (3.0%)
ABM Industries, Inc.	9,521	485,666
ACCO Brands Corp.	12,836	108,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brady Corp., Class A	1,656	$88,513
BrightView Holdings, Inc.*	6,016	101,490
Casella Waste Systems, Inc., Class A*	938	59,629
CECO Environmental Corp.*	4,203	33,330
Cimpress plc*	1,695	169,720
Civeo Corp.*	272,716	4,175,282
CompX International, Inc.	265	4,773
CoreCivic, Inc. (REIT)	17,396	157,434
Covanta Holding Corp.	10,273	142,384
Deluxe Corp.	5,997	251,634
Ennis, Inc.	3,667	78,290
Harsco Corp.*	11,178	191,703
Heritage-Crystal Clean, Inc.*	2,294	62,236
Herman Miller, Inc.	8,481	348,993
HNI Corp.	6,048	239,259
IAA, Inc.*	35,150	1,938,171
Interface, Inc.	6,664	83,167
KAR Auction Services, Inc.*	113,744	1,706,160
Kimball International, Inc., Class B	5,081	71,134
Knoll, Inc.	7,061	116,577
Matthews International Corp., Class A	4,412	174,495
Montrose Environmental Group, Inc.*	1,885	94,608
NL Industries, Inc.	1,334	9,938
Pitney Bowes, Inc.	15,611	128,635
Quad/Graphics, Inc.*	4,699	16,587
Ritchie Bros Auctioneers, Inc.	18,250	1,068,538
SP Plus Corp.*	3,343	109,617
Steelcase, Inc., Class A	12,443	179,055
Team, Inc.*	4,408	50,824
UniFirst Corp.	2,045	457,487
US Ecology, Inc.*	4,539	189,004
Viad Corp.*	2,940	122,745
Vidler Water Resouces, Inc.*	2,626	23,371
VSE Corp.	1,343	53,048

		13,291,833

Construction & Engineering (1.1%)
Aegion Corp.*	4,366	125,522
API Group Corp.(m)*	20,020	414,014
Arcosa, Inc.	6,888	448,340
Argan, Inc.	2,101	112,088
Comfort Systems USA, Inc.	3,644	272,462
Concrete Pumping Holdings, Inc.(x)*	4,198	31,107
Construction Partners, Inc., Class A*	2,286	68,306
Dycom Industries, Inc.*	1,216	112,906
EMCOR Group, Inc.	7,112	797,682
Fluor Corp.*	20,179	465,933
Granite Construction, Inc.	5,986	240,937
Great Lakes Dredge & Dock Corp.*	9,089	132,518
IES Holdings, Inc.*	813	40,983
MasTec, Inc.*	7,551	707,529
Matrix Service Co.*	3,854	50,526
MYR Group, Inc.*	796	57,049
Northwest Pipe Co.*	1,336	44,649
NV5 Global, Inc.*	97	9,367
Primoris Services Corp.	2,996	99,257
Sterling Construction Co., Inc.*	3,375	78,300
Tutor Perini Corp.*	5,696	107,939
WillScot Mobile Mini Holdings Corp.*	16,017	444,472

		4,861,886

Electrical Equipment (0.3%)
Allied Motion Technologies, Inc.	100	5,133
American Superconductor Corp.*	3,787	71,801
AZZ, Inc.	3,557	179,095
Bloom Energy Corp., Class A*	832	22,506
Encore Wire Corp.	2,910	195,348
EnerSys	5,482	497,766
FuelCell Energy, Inc.*	15,102	217,620
LSI Industries, Inc.	3,869	33,003
Powell Industries, Inc.	1,317	44,607
Preformed Line Products Co.	421	28,944
Thermon Group Holdings, Inc.*	4,603	89,712
Ultralife Corp.*	1,097	9,083

		1,394,618

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	4,617	176,970

Machinery (4.3%)
Agrify Corp.(x)*	472	5,890
Alamo Group, Inc.	284	44,347
Albany International Corp., Class A	730	60,933
Altra Industrial Motion Corp.	9,178	507,727
Astec Industries, Inc.	3,211	242,174
Barnes Group, Inc.	6,674	330,630
Blue Bird Corp.*	1,304	32,639
Chart Industries, Inc.*	5,157	734,099
CIRCOR International, Inc.*	2,781	96,834
Colfax Corp.*	55,300	2,422,693
Columbus McKinnon Corp.	3,314	174,847
Douglas Dynamics, Inc.	224	10,338
Eastern Co. (The)	732	19,618
Enerpac Tool Group Corp.	5,372	140,317
EnPro Industries, Inc.	2,987	254,701
ESCO Technologies, Inc.	276	30,054
ExOne Co. (The)*	401	12,575
Federal Signal Corp.	671	25,699
Franklin Electric Co., Inc.	500	39,470
Gencor Industries, Inc.*	1,100	14,751
Gorman-Rupp Co. (The)	2,245	74,332
Graham Corp.	1,283	18,270
Greenbrier Cos., Inc. (The)	4,606	217,495
Helios Technologies, Inc.	2,477	180,499
Hillenbrand, Inc.	10,643	507,777
Hurco Cos., Inc.	939	33,147
Hydrofarm Holdings Group, Inc.(x)*	773	46,627
Hyster-Yale Materials Handling, Inc.	1,389	121,010
Kennametal, Inc.	11,912	476,123
L B Foster Co., Class A*	1,267	22,679
Luxfer Holdings plc	3,729	79,353
Lydall, Inc.*	2,387	80,537
Manitowoc Co., Inc. (The)*	4,743	97,801
Mayville Engineering Co., Inc.*	1,016	14,610
Meritor, Inc.*	2,292	67,431
Miller Industries, Inc.	1,564	72,241
Mueller Industries, Inc.	7,953	328,856
Mueller Water Products, Inc., Class A	21,079	292,787
Navistar International Corp.*	7,187	316,444
NN, Inc.*	5,767	40,773
Oshkosh Corp.	65,100	7,724,766
Park-Ohio Holdings Corp.	1,255	39,520
REV Group, Inc.	3,507	67,194
Rexnord Corp.	15,897	748,590
SPX Corp.*	1,633	95,155
SPX FLOW, Inc.	6,090	385,680
Standex International Corp.	1,741	166,387
Terex Corp.	9,631	443,700
TriMas Corp.*	5,834	176,887
Wabash National Corp.	7,724	145,211
Watts Water Technologies, Inc., Class A	2,176	258,531
Welbilt, Inc.*	13,310	216,287

		18,757,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (2.2%)
Clarkson plc	153,659	$5,825,443
Costamare, Inc.	7,065	67,965
Eagle Bulk Shipping, Inc.(x)*	840	30,341
Eneti, Inc.	1,159	24,374
Genco Shipping & Trading Ltd.	2,396	24,152
Matson, Inc.	6,086	405,936
Pangaea Logistics Solutions Ltd.(x)	928	2,933
Safe Bulkers, Inc.*	8,035	19,686
SEACOR Holdings, Inc.*	2,784	113,448
Stolt-Nielsen Ltd.	228,300	3,368,520

		9,882,798

Professional Services (2.4%)
Acacia Research Corp.*	6,824	45,380
ASGN, Inc.*	1,255	119,777
Barrett Business Services, Inc.	996	68,585
BGSF, Inc.	1,306	18,284
CACI International, Inc., Class A*	31,200	7,695,792
CBIZ, Inc.*	6,182	201,904
CRA International, Inc.	265	19,780
GP Strategies Corp.*	1,870	32,631
Heidrick & Struggles International, Inc.	2,684	95,872
Huron Consulting Group, Inc.*	2,899	146,052
ICF International, Inc.	1,291	112,833
Insperity, Inc.	2,560	214,374
KBR, Inc.	17,813	683,841
Kelly Services, Inc., Class A*	4,697	104,602
Korn Ferry	7,688	479,501
ManTech International Corp., Class A	2,237	194,507
Mistras Group, Inc.*	2,673	30,499
Resources Connection, Inc.	4,090	55,379
TrueBlue, Inc.*	5,014	110,408
Willdan Group, Inc.*	413	16,954

		10,446,955

Road & Rail (0.1%)
ArcBest Corp.	3,617	254,528
Covenant Logistics Group, Inc., Class A*	1,580	32,532
Heartland Express, Inc.	6,860	134,319
Marten Transport Ltd.	4,246	72,055
PAM Transportation Services, Inc.*	205	12,648
Universal Logistics Holdings, Inc.(x)	314	8,261
US Xpress Enterprises, Inc., Class A*	2,945	34,604
Werner Enterprises, Inc.	1,063	50,142

		599,089

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.(x)*	2,487	32,331
Applied Industrial Technologies, Inc.	3,379	308,063
Beacon Roofing Supply, Inc.*	7,837	410,032
Boise Cascade Co.	4,660	278,808
CAI International, Inc.	1,928	87,763
DXP Enterprises, Inc.*	2,238	67,520
GATX Corp.	4,953	459,341
General Finance Corp.*	1,377	16,730
GMS, Inc.*	5,941	248,037
H&E Equipment Services, Inc.	4,580	174,040
Herc Holdings, Inc.*	3,292	333,578
Lawson Products, Inc.*	223	11,565
McGrath RentCorp	1,490	120,168
MRC Global, Inc.*	11,373	102,698
Nesco Holdings, Inc.(x)*	1,556	14,549
NOW, Inc.*	15,691	158,322
Rush Enterprises, Inc., Class A	5,812	289,612
Rush Enterprises, Inc., Class B	1,036	46,713
Systemax, Inc.	576	23,685
Textainer Group Holdings Ltd.*	7,155	204,991
Titan Machinery, Inc.*	2,812	71,706
Triton International Ltd.	8,620	474,014
Veritiv Corp.*	1,977	84,102
WESCO International, Inc.*	7,006	606,229
Willis Lease Finance Corp.*	386	16,776

		4,641,373

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc*	186,858	515,205

Total Industrials		71,685,086

Information Technology (2.8%)
Communications Equipment (0.4%)
ADTRAN, Inc.	6,719	112,073
Applied Optoelectronics, Inc.(x)*	3,329	27,830
CalAmp Corp.*	1,607	17,436
Comtech Telecommunications Corp.	3,478	86,393
Digi International, Inc.*	4,221	80,157
DZS, Inc.*	2,202	34,241
EchoStar Corp., Class A*	17,100	410,400
Harmonic, Inc.*	13,401	105,064
Infinera Corp.*	11,538	111,111
KVH Industries, Inc.*	2,300	29,164
NETGEAR, Inc.*	4,277	175,785
NetScout Systems, Inc.*	10,073	283,656
PCTEL, Inc.*	3,026	21,031
Plantronics, Inc.(x)*	3,329	129,531
Ribbon Communications, Inc.*	10,097	82,896

		1,706,768

Electronic Equipment, Instruments & Components (0.9%)
908 Devices, Inc.*	201	9,749
Arlo Technologies, Inc.*	11,043	69,350
Bel Fuse, Inc., Class B	1,477	29,378
Belden, Inc.	6,294	279,265
Benchmark Electronics, Inc.	5,221	161,433
CTS Corp.	4,475	138,993
Daktronics, Inc.*	5,188	32,529
ePlus, Inc.*	328	32,682
FARO Technologies, Inc.*	212	18,353
II-VI, Inc.*	1,729	118,212
Insight Enterprises, Inc.*	3,594	342,939
Kimball Electronics, Inc.*	3,469	89,500
Knowles Corp.*	12,444	260,328
Methode Electronics, Inc.	4,301	180,556
MTS Systems Corp.*	2,755	160,341
PC Connection, Inc.	1,467	68,054
Plexus Corp.*	733	67,319
Powerfleet, Inc.*	4,946	40,656
Rogers Corp.*	2,206	415,191
Sanmina Corp.*	9,165	379,248
ScanSource, Inc.*	3,699	110,785
TTM Technologies, Inc.*	14,360	208,220
Vishay Intertechnology, Inc.	19,074	459,302
Vishay Precision Group, Inc.*	1,647	50,744

		3,723,127

IT Services (0.2%)
Cardtronics plc, Class A*	1,487	57,696
Conduent, Inc.*	23,636	157,416
Contra Bmtechnologies(r)*	641	5,600
Hackett Group, Inc. (The)	367	6,015
IBEX Holdings Ltd.*	525	11,550
Information Services Group, Inc.*	5,745	25,278
LiveRamp Holdings, Inc.*	1,818	94,318
MoneyGram International, Inc.*	8,816	57,921
Perspecta, Inc.	3,385	98,334
PFSweb, Inc.*	1,031	6,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Priority Technology Holdings, Inc.(x)*	283	$1,964
Rackspace Technology, Inc.(x)*	943	22,425
ServiceSource International, Inc.*	10,973	16,130
StarTek, Inc.*	2,599	20,662
Sykes Enterprises, Inc.*	5,234	230,715
Unisys Corp.*	8,021	203,894

		1,016,877

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	3,095	101,206
Ambarella, Inc.*	3,386	339,921
Amkor Technology, Inc.	12,038	285,421
Axcelis Technologies, Inc.*	324	13,313
AXT, Inc.*	5,760	67,162
Cohu, Inc.*	5,687	237,944
Diodes, Inc.*	5,026	401,276
DSP Group, Inc.*	148	2,109
GSI Technology, Inc.*	2,590	17,327
Maxeon Solar Technologies Ltd.(x)*	471	14,865
MaxLinear, Inc.*	3,902	132,980
NeoPhotonics Corp.*	2,087	24,940
NVE Corp.	5	350
Onto Innovation, Inc.*	5,083	334,004
PDF Solutions, Inc.*	234	4,161
Photronics, Inc.*	8,812	113,322
Pixelworks, Inc.*	807	2,671
Rambus, Inc.*	16,221	315,336
SMART Global Holdings, Inc.*	35	1,611
SunPower Corp.(x)*	3,298	110,318
Synaptics, Inc.*	273	36,970
Veeco Instruments, Inc.*	6,966	144,475

		2,701,682

Software (0.5%)
Asure Software, Inc.*	1,610	12,300
Cerence, Inc.*	5,428	486,240
Cloudera, Inc.*	15,056	183,232
Cognyte Software Ltd.*	5,131	142,693
Digimarc Corp.(x)*	173	5,131
Ebix, Inc.(x)	1,772	56,757
eGain Corp.*	1,861	17,661
GTY Technology Holdings, Inc.*	6,148	39,286
InterDigital, Inc.	3,049	193,459
MicroStrategy, Inc., Class A*	392	266,090
ON24, Inc.(x)*	355	17,221
Park City Group, Inc.*	1,019	6,226
SeaChange International, Inc.(x)*	3,770	5,843
SecureWorks Corp., Class A*	1,394	18,652
Sumo Logic, Inc.(x)*	448	8,449
Synchronoss Technologies, Inc.*	6,035	21,545
Telos Corp.(x)*	375	14,220
Verint Systems, Inc.*	5,147	234,137
Viant Technology, Inc., Class A*	301	15,920
VirnetX Holding Corp.(x)	4,545	25,316
Xperi Holding Corp.	14,012	305,041

		2,075,419

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	17,233	472,873
Corsair Gaming, Inc.(x)*	1,501	49,968
Diebold Nixdorf, Inc.*	5,993	84,681
Eastman Kodak Co.(x)*	2,540	19,990
Immersion Corp.*	243	2,328
Intevac, Inc.*	2,572	18,390
Quantum Corp.*	4,790	39,901
Super Micro Computer, Inc.*	4,484	175,145

		863,276

Total Information Technology		12,087,149

Materials (3.6%)
Chemicals (0.9%)
Advanced Emissions Solutions, Inc.*	1,999	10,994
AdvanSix, Inc.*	3,999	107,253
AgroFresh Solutions, Inc.*	2,897	5,794
American Vanguard Corp.	3,332	68,006
Amyris, Inc.(x)*	13,843	264,401
Avient Corp.	13,108	619,615
Balchem Corp.	399	50,039
Ferro Corp.*	3,205	54,036
FutureFuel Corp.	3,424	49,751
GCP Applied Technologies, Inc.*	1,663	40,810
Hawkins, Inc.	1,380	46,258
HB Fuller Co.	2,522	158,659
Innospec, Inc.	638	65,516
Intrepid Potash, Inc.*	1,350	43,956
Koppers Holdings, Inc.*	1,086	37,749
Kraton Corp.*	4,534	165,899
Kronos Worldwide, Inc.	3,098	47,399
Livent Corp.*	21,127	365,920
Marrone Bio Innovations, Inc.*	43	90
Minerals Technologies, Inc.	4,840	364,549
Orion Engineered Carbons SA*	3,769	74,325
PQ Group Holdings, Inc.	4,598	76,787
Rayonier Advanced Materials, Inc.*	8,683	78,755
Sensient Technologies Corp.	3,572	278,616
Stepan Co.	2,854	362,772
Trecora Resources*	3,835	29,798
Tredegar Corp.	3,811	57,203
Trinseo SA	3,771	240,100
Tronox Holdings plc, Class A	10,224	187,099

		3,952,149

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	16,462	461,265
United States Lime & Minerals, Inc.	269	35,968
US Concrete, Inc.*	2,236	163,944

		661,177

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,662	208,734
Greif, Inc., Class B	863	49,398
Myers Industries, Inc.	3,164	62,521
O-I Glass, Inc.*	5,023	74,039
Pactiv Evergreen, Inc.(x)	4,422	60,758
Ranpak Holdings Corp.*	4,093	82,106
UFP Technologies, Inc.*	969	48,275

		585,831

Metals & Mining (2.2%)
Alcoa Corp.*	26,731	868,490
Allegheny Technologies, Inc.*	18,164	382,534
Arconic Corp.*	14,307	363,255
Caledonia Mining Corp. plc(x)	1,257	17,963
Carpenter Technology Corp.	6,804	279,985
Century Aluminum Co.*	7,156	126,375
Cleveland-Cliffs, Inc.(x)	64,112	1,289,292
Coeur Mining, Inc.*	34,826	314,479
Commercial Metals Co.	16,978	523,601
Gatos Silver, Inc.(x)*	2,530	25,224
Gold Resource Corp.	9,871	26,059
Haynes International, Inc.	1,784	52,931
Hecla Mining Co.	74,256	422,517
Kaiser Aluminum Corp.	2,262	249,951
Materion Corp.	2,001	132,546
Mesabi Trust	17,600	529,408
Novagold Resources, Inc.*	2,247	19,684
Olympic Steel, Inc.	1,299	38,256
Ryerson Holding Corp.*	2,300	39,192
Sandstorm Gold Ltd.(x)*	315,400	2,144,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Schnitzer Steel Industries, Inc., Class A	3,653	$152,659
SunCoke Energy, Inc.	11,545	80,930
TimkenSteel Corp.*	6,466	75,975
United States Steel Corp.	37,265	975,225
Warrior Met Coal, Inc.	7,191	123,182
Wheaton Precious Metals Corp.	2,400	91,704
Worthington Industries, Inc.	4,998	335,316

		9,681,453

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,370	89,159
Domtar Corp.	7,817	288,838
Glatfelter Corp.	6,093	104,495
Neenah, Inc.	2,351	120,794
Schweitzer-Mauduit International, Inc.	4,436	217,231
Verso Corp., Class A	4,486	65,451

		885,968

Total Materials		15,766,578

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Acadia Realty Trust (REIT)	12,129	230,087
Agree Realty Corp. (REIT)	8,830	594,347
Alexander & Baldwin, Inc. (REIT)	10,243	171,980
Alexander’s, Inc. (REIT)	13	3,605
Alpine Income Property Trust, Inc. (REIT)	932	16,180
American Assets Trust, Inc. (REIT)	7,185	233,081
American Finance Trust, Inc. (REIT)	15,141	148,685
Armada Hoffler Properties, Inc. (REIT)	8,144	102,126
Bluerock Residential Growth REIT, Inc. (REIT)	2,312	23,374
Broadstone Net Lease, Inc. (REIT)	4,239	77,574
BRT Apartments Corp. (REIT)	1,566	26,371
CareTrust REIT, Inc. (REIT)	11,733	273,203
CatchMark Timber Trust, Inc. (REIT), Class A	6,209	63,208
Centerspace (REIT)	1,825	124,100
Chatham Lodging Trust (REIT)*	6,726	88,514
City Office REIT, Inc. (REIT)	6,065	64,410
Clipper Realty, Inc. (REIT)	836	6,621
Colony Capital, Inc. (REIT)*	68,740	445,435
Columbia Property Trust, Inc. (REIT)	16,291	278,576
CorEnergy Infrastructure Trust, Inc. (REIT)	2,264	16,006
CorePoint Lodging, Inc. (REIT)*	5,760	52,013
CTO Realty Growth, Inc. (REIT)	801	41,660
DiamondRock Hospitality Co. (REIT)*	28,540	293,962
Diversified Healthcare Trust (REIT)	33,468	159,977
EastGroup Properties, Inc. (REIT)	305	43,700
Equity Commonwealth (REIT)	42,000	1,167,600
Equity LifeStyle Properties, Inc. (REIT)	65,700	4,181,148
Essential Properties Realty Trust, Inc. (REIT)	14,841	338,820
Farmland Partners, Inc. (REIT)	3,822	42,845
Franklin Street Properties Corp. (REIT)	14,382	78,382
GEO Group, Inc. (The) (REIT)(x)	16,548	128,413
Getty Realty Corp. (REIT)	4,975	140,892
Gladstone Commercial Corp. (REIT)	3,694	72,255
Gladstone Land Corp. (REIT)	1,448	26,498
Global Medical REIT, Inc. (REIT)	6,466	84,769
Global Net Lease, Inc. (REIT)	12,765	230,536
Healthcare Realty Trust, Inc. (REIT)	19,847	601,761
Hersha Hospitality Trust (REIT)*	4,862	51,294
Independence Realty Trust, Inc. (REIT)	14,335	217,892
Indus Realty Trust, Inc. (REIT)	194	11,671
Industrial Logistics Properties Trust (REIT)	9,414	217,746
Innovative Industrial Properties, Inc. (REIT)(x)	1,954	352,033
iStar, Inc. (REIT)	10,236	181,996
Kite Realty Group Trust (REIT)	11,899	229,532
Lexington Realty Trust (REIT)	38,923	432,435
LTC Properties, Inc. (REIT)	3,398	141,765
Macerich Co. (The) (REIT)(x)	21,382	250,169
Mack-Cali Realty Corp. (REIT)	12,407	192,060
Monmouth Real Estate Investment Corp. (REIT)	1,625	28,746
National Health Investors, Inc. (REIT)	4,197	303,359
NETSTREIT Corp. (REIT)	2,751	50,866
New Senior Investment Group, Inc. (REIT)	11,657	72,623
NexPoint Residential Trust, Inc. (REIT)	2,672	123,153
Office Properties Income Trust (REIT)	6,762	186,090
One Liberty Properties, Inc. (REIT)	2,346	52,245
Pebblebrook Hotel Trust (REIT)	18,694	454,077
Physicians Realty Trust (REIT)	29,666	524,198
Piedmont Office Realty Trust, Inc. (REIT), Class A	17,679	307,084
PotlatchDeltic Corp. (REIT)	9,344	494,484
Preferred Apartment Communities, Inc. (REIT), Class A(x)	7,082	69,758
QTS Realty Trust, Inc. (REIT), Class A	503	31,206
Retail Opportunity Investments Corp. (REIT)	16,526	262,268
Retail Properties of America, Inc. (REIT), Class A	30,623	320,929
Retail Value, Inc. (REIT)	2,543	47,580
RLJ Lodging Trust (REIT)	23,467	363,269
RPT Realty (REIT)	11,394	130,006
Ryman Hospitality Properties, Inc. (REIT)*	968	75,030
Sabra Health Care REIT, Inc. (REIT)	29,502	512,155
Safehold, Inc. (REIT)(x)	1,144	80,194
Saul Centers, Inc. (REIT)	230	9,225
Seritage Growth Properties (REIT), Class A(x)*	4,794	87,970
Service Properties Trust (REIT)	23,557	279,386
SITE Centers Corp. (REIT)	21,850	296,286
STAG Industrial, Inc. (REIT)	20,899	702,415
Summit Hotel Properties, Inc. (REIT)*	14,945	151,841
Sunstone Hotel Investors, Inc. (REIT)*	30,749	383,133
Tanger Factory Outlet Centers, Inc. (REIT)(x)	12,933	195,676
Terreno Realty Corp. (REIT)	5,444	314,500
UMH Properties, Inc. (REIT)	1,183	22,678
Universal Health Realty Income Trust (REIT)	258	17,487
Urban Edge Properties (REIT)	16,673	275,438
Urstadt Biddle Properties, Inc. (REIT), Class A	4,428	73,726
Washington REIT (REIT)	12,056	266,438
Whitestone REIT (REIT)	5,866	56,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)*	16,269	$317,246

		20,890,972

Real Estate Management & Development (3.2%)
Alset EHome International, Inc.(x)*	261	3,020
Altisource Portfolio Solutions SA(x)*	702	6,451
American Realty Investors, Inc.(x)*	330	2,914
Cushman & Wakefield plc(x)*	10,318	168,390
DREAM Unlimited Corp., Class A	332,080	5,987,734
Fathom Holdings, Inc.(x)*	521	19,084
Forestar Group, Inc.*	2,482	57,781
FRP Holdings, Inc.*	892	43,904
Howard Hughes Corp. (The)*	66,900	6,364,197
Kennedy-Wilson Holdings, Inc.	17,382	351,290
Marcus & Millichap, Inc.*	2,983	100,527
Maui Land & Pineapple Co., Inc.*	348	4,019
Newmark Group, Inc., Class A	20,730	207,404
Rafael Holdings, Inc., Class B*	1,394	55,649
RE/MAX Holdings, Inc., Class A	2,636	103,832
Realogy Holdings Corp.*	16,529	250,084
RMR Group, Inc. (The), Class A	167	6,815
St Joe Co. (The)	2,393	102,660
Stratus Properties, Inc.*	781	23,821
Tejon Ranch Co.*	3,214	53,802
Transcontinental Realty Investors, Inc.(x)*	301	6,478

		13,919,856

Total Real Estate		34,810,828

Utilities (2.2%)
Electric Utilities (0.5%)
ALLETE, Inc.	7,409	497,811
MGE Energy, Inc.	3,802	271,425
Otter Tail Corp.	3,943	182,048
PNM Resources, Inc.	12,160	596,448
Portland General Electric Co.	12,791	607,189

		2,154,921

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A(x)	2,329	177,865
Chesapeake Utilities Corp.	123	14,278
New Jersey Resources Corp.	13,586	541,674
Northwest Natural Holding Co.	3,841	207,222
ONE Gas, Inc.	6,602	507,760
RGC Resources, Inc.	515	11,422
Rubis SCA	32,600	1,544,493
South Jersey Industries, Inc.	6,060	136,835
Southwest Gas Holdings, Inc.	7,427	510,309
Spire, Inc.	7,156	528,757

		4,180,615

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	12,121	35,030
Brookfield Renewable Corp.	16,772	784,929
Clearway Energy, Inc., Class A	4,157	110,202
Clearway Energy, Inc., Class C	9,400	264,516
Sunnova Energy International, Inc.*	7,017	286,434

		1,481,111

Multi-Utilities (0.4%)
Avista Corp.	9,873	471,436
Black Hills Corp.	8,933	596,456
NorthWestern Corp.	7,279	474,591
Unitil Corp.	2,161	98,736

		1,641,219

Water Utilities (0.1%)
Artesian Resources Corp., Class A	1,151	45,327
Cadiz, Inc.(x)*	1,146	10,990
California Water Service Group	611	34,424
Consolidated Water Co. Ltd.	2,163	29,092
Global Water Resources, Inc.	125	2,039
SJW Group	1,769	111,429

		233,301

Total Utilities		9,691,167

Total Common Stocks (96.4%) (Cost $240,390,110)		423,908,349

MASTER LIMITED PARTNERSHIP:
Industrials (0.8%)
Industrial Conglomerates (0.8%)
Icahn Enterprises LP (Cost $3,121,769)	70,600	3,792,632

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)* (Cost $711)	237	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	5,129,658	5,132,223

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.4%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $6,650,804, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $6,783,821.(xx)	$6,650,803	6,650,803
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $1,109,703.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $20,000,106, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $22,120,809.(xx)	20,000,000	20,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $4,908,468, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,428,934.(xx)	$4,908,441	$4,908,441

Total Repurchase Agreements		32,559,244

Total Short-Term Investments (8.6%) (Cost $37,691,467)		37,691,467

Total Investments in Securities (105.8%) (Cost $281,204,057)		465,392,448
Other Assets Less Liabilities (-5.8%)		(25,562,260)

Net Assets (100%)		$439,830,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $414,014 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $41,301,762. This was collateralized by $8,708,764 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $32,559,244 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	161,984	5,790,726	—	(100,894)	3,668	115,246	5,808,746	—	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	14,069	262,549	—	(15,528)	(1,429)	30,160	275,752	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	5,217	372,262	—	(27,978)	8,690	(4,113)	348,861	1,108	—

Total		6,425,537	—	(144,400)	10,929	141,293	6,433,359	1,108	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	23	6/2021	USD	2,555,875	(129,157)

					(129,157)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,754,453	$559,711	$—		$17,314,164
Consumer Discretionary	60,329,181	6,080	—		60,335,261
Consumer Staples	15,436,450	25,745	—		15,462,195
Energy	105,141,439	—	—		105,141,439
Financials	67,426,967	890,961	—		68,317,928
Health Care	13,296,554	—	—		13,296,554
Industrials	61,798,948	9,886,138	—		71,685,086
Information Technology	11,996,868	84,681	5,600		12,087,149
Materials	15,766,578	—	—		15,766,578
Real Estate	28,823,094	5,987,734	—		34,810,828
Utilities	8,146,674	1,544,493	—		9,691,167
Master Limited Partnership
Industrials	3,792,632	—	—		3,792,632
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	5,132,223	—	—		5,132,223
Repurchase Agreements	—	32,559,244	—		32,559,244

Total Assets	$413,842,061	$51,544,787	$5,600		$465,392,448

Liabilities:
Futures	$(129,157)	$—	$—		$(129,157)

Total Liabilities	$(129,157)	$—	$—		$(129,157)

Total	$413,712,904	$51,544,787	$5,600		$465,263,291

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,702,984
Aggregate gross unrealized depreciation	(22,527,184)

Net unrealized appreciation	$184,175,800

Federal income tax cost of investments in securities and derivative instruments, if applicable	$281,087,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (1.8%)
BCE, Inc.	14,700	$663,588
Nippon Telegraph & Telephone Corp.	23,300	598,046
Singapore Telecommunications Ltd.	263,000	477,044
Swisscom AG (Registered)(x)	926	496,727
Telenor ASA	45,336	797,726
Verizon Communications, Inc.	56,600	3,291,290

		6,324,421

Entertainment (1.3%)
Activision Blizzard, Inc.	11,100	1,032,300
Live Nation Entertainment, Inc.*	14,500	1,227,425
Nintendo Co. Ltd.	1,100	614,053
Vivendi SE	25,718	844,466
Walt Disney Co. (The)*	5,400	996,408

		4,714,652

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	3,021	6,230,873
Facebook, Inc., Class A*	9,000	2,650,770

		8,881,643

Media (0.6%)
Comcast Corp., Class A	32,200	1,742,342
Shaw Communications, Inc., Class B	23,100	600,707

		2,343,049

Wireless Telecommunication Services (0.6%)
KDDI Corp.	23,200	711,348
Rogers Communications, Inc., Class B	20,600	949,924
SoftBank Corp.	40,800	530,059

		2,191,331

Total Communication Services		24,455,096

Consumer Discretionary (10.2%)
Automobiles (0.2%)
Toyota Motor Corp.	9,100	708,111

Distributors (0.1%)
Pool Corp.	1,000	345,240

Hotels, Restaurants & Leisure (3.0%)
Accor SA*	21,372	806,024
Aramark	27,900	1,054,062
Carnival Corp.*	42,700	1,133,258
Entain plc*	15,631	327,112
Hilton Worldwide Holdings, Inc.*	8,100	979,452
InterContinental Hotels Group plc*	7,537	516,928
Las Vegas Sands Corp.*	19,400	1,178,744
Oriental Land Co. Ltd.	4,700	705,690
Royal Caribbean Cruises Ltd.*	12,300	1,053,003
Sodexo SA*	7,745	742,772
Whitbread plc*	20,009	945,042
Wynn Resorts Ltd.*	10,100	1,266,237

		10,708,324

Household Durables (0.8%)
DR Horton, Inc.	10,600	944,672
Lennar Corp., Class A	4,900	496,027
Panasonic Corp.	27,300	350,974
Sekisui House Ltd.	24,200	518,860
Sony Group Corp.	6,000	628,313

		2,938,846

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	2,018	6,243,853
eBay, Inc.	10,290	630,160
Prosus NV*	3,155	350,747

		7,224,760

Multiline Retail (0.5%)
Target Corp.	4,800	950,736
Wesfarmers Ltd.	20,118	804,831

		1,755,567

Specialty Retail (2.3%)
AutoZone, Inc.*	500	702,150
Best Buy Co., Inc.	3,200	367,392
Home Depot, Inc. (The)	9,100	2,777,775
Industria de Diseno Textil SA	15,270	503,190
Lowe’s Cos., Inc.	8,400	1,597,512
O’Reilly Automotive, Inc.*	1,600	811,600
TJX Cos., Inc. (The)	21,400	1,415,610

		8,175,229

Textiles, Apparel & Luxury Goods (1.3%)
adidas AG*	1,425	444,846
Gildan Activewear, Inc.*	25,400	777,341
Kering SA	822	567,386
Lululemon Athletica, Inc.*	1,500	460,065
LVMH Moet Hennessy Louis Vuitton SE	1,411	940,024
NIKE, Inc., Class B	6,800	903,652
Puma SE*	3,157	309,283

		4,402,597

Total Consumer Discretionary		36,258,674

Consumer Staples (10.8%)
Beverages (2.7%)
Brown-Forman Corp., Class B	9,400	648,318
Carlsberg A/S, Class B	1,947	299,144
Coca-Cola Co. (The)	51,600	2,719,836
Diageo plc	33,069	1,362,881
Heineken NV	3,071	315,551
Kirin Holdings Co. Ltd.	15,400	294,926
Monster Beverage Corp.*	4,100	373,469
PepsiCo, Inc.	21,983	3,109,495
Pernod Ricard SA	2,577	483,679

		9,607,299

Food & Staples Retailing (2.3%)
Alimentation Couche-Tard, Inc., Class B	11,800	380,469
Costco Wholesale Corp.	6,787	2,392,282
George Weston Ltd.	5,500	487,022
Koninklijke Ahold Delhaize NV	21,498	598,754
Metro, Inc.	7,900	360,394
Seven & i Holdings Co. Ltd.	11,600	467,562
Tesco plc	105,597	333,151
Walmart, Inc.	18,900	2,567,187
Woolworths Group Ltd.	25,792	800,656

		8,387,477

Food Products (2.0%)
Archer-Daniels-Midland Co.	6,100	347,700
General Mills, Inc.	14,200	870,744
Hershey Co. (The)	3,500	553,560
Kellogg Co.	11,200	708,960
McCormick & Co., Inc. (Non-Voting)	5,200	463,632
Mondelez International, Inc., Class A	32,446	1,899,064
Nestle SA (Registered)	15,558	1,733,989
Orkla ASA	50,133	491,416

		7,069,065

Household Products (2.8%)
Church & Dwight Co., Inc.	10,300	899,705
Clorox Co. (The)	3,900	752,232
Colgate-Palmolive Co.	25,400	2,002,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Essity AB, Class B(x)	12,459	$393,595
Henkel AG & Co. KGaA (Preference)(q)	5,916	665,047
Kimberly-Clark Corp.	12,300	1,710,315
Procter & Gamble Co. (The)	25,100	3,399,293

		9,822,469

Personal Products (1.0%)
Estee Lauder Cos., Inc. (The), Class A	4,000	1,163,400
Kao Corp.	6,500	429,302
L’Oreal SA	2,805	1,074,984
Unilever plc (Cboe Europe)	8,408	469,142
Unilever plc (London Stock Exchange)	10,307	576,326

		3,713,154

Total Consumer Staples		38,599,464

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
ConocoPhillips	25,800	1,366,626
Enbridge, Inc.	22,000	801,432
EOG Resources, Inc.	18,500	1,341,805
Hess Corp.	17,900	1,266,604
Idemitsu Kosan Co. Ltd.	19,300	497,469
Marathon Petroleum Corp.	23,000	1,230,270
Neste OYJ	6,693	355,240
Oil Search Ltd.	108,890	339,100
Phillips 66	12,400	1,011,096
TC Energy Corp.	22,200	1,017,699
TOTAL SE	10,930	509,821
Valero Energy Corp.	16,200	1,159,920

Total Energy		10,897,082

Financials (14.0%)
Banks (3.7%)
Bank of Montreal	7,500	668,537
Bank of Nova Scotia (The)	35,900	2,245,928
Banque Cantonale Vaudoise (Registered)	3,478	339,281
Canadian Imperial Bank of Commerce	10,300	1,008,526
Commonwealth Bank of Australia	4,842	316,654
First Republic Bank	1,800	300,150
Hang Seng Bank Ltd.	22,000	425,901
JPMorgan Chase & Co.	4,700	715,481
Mizuho Financial Group, Inc.	23,400	337,924
National Bank of Canada	6,600	448,350
Royal Bank of Canada	25,400	2,341,926
Svenska Handelsbanken AB, Class A	45,729	496,694
Toronto-Dominion Bank (The)	41,600	2,713,087
United Overseas Bank Ltd.	19,800	380,192
US Bancorp	10,600	586,286

		13,324,917

Capital Markets (3.9%)
ASX Ltd.	10,412	561,894
Bank of New York Mellon Corp. (The)	19,900	941,071
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.	2,300	1,734,108
Charles Schwab Corp. (The)	9,400	612,692
Deutsche Boerse AG	2,807	466,444
FactSet Research Systems, Inc.	900	277,731
Hong Kong Exchanges & Clearing Ltd.	12,200	717,804
Intercontinental Exchange, Inc.	13,400	1,496,512
London Stock Exchange Group plc	4,614	441,444
MarketAxess Holdings, Inc.	700	348,544
Moody’s Corp.	3,600	1,074,996
MSCI, Inc.	2,900	1,215,912
Nasdaq, Inc.	4,500	663,570
Northern Trust Corp.	4,200	441,462
S&P Global, Inc.	5,900	2,081,933
T. Rowe Price Group, Inc.	4,700	806,520

		13,882,637

Consumer Finance (0.2%)
American Express Co.	5,200	735,488

Insurance (6.2%)
Aflac, Inc.	21,800	1,115,724
Allianz SE (Registered)	4,580	1,165,768
Allstate Corp. (The)	11,300	1,298,370
Aon plc, Class A	7,100	1,633,781
Arthur J Gallagher & Co.	8,600	1,073,022
Assicurazioni Generali SpA	28,717	574,520
Aviva plc	113,202	637,038
Brown & Brown, Inc.	9,500	434,245
Chubb Ltd.	7,400	1,168,978
Gjensidige Forsikring ASA	24,351	571,112
Hannover Rueck SE	2,335	426,620
Hartford Financial Services Group, Inc. (The)	11,900	794,801
Intact Financial Corp.	5,700	698,496
Manulife Financial Corp.	24,400	524,813
Marsh & McLennan Cos., Inc.	17,200	2,094,960
Medibank Pvt Ltd.	185,639	394,806
MetLife, Inc.	16,500	1,003,035
MS&AD Insurance Group Holdings, Inc.	13,800	404,933
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	4,606	1,418,422
Progressive Corp. (The)	10,000	956,100
Sompo Holdings, Inc.	10,700	409,929
Sun Life Financial, Inc.	14,400	727,734
Tokio Marine Holdings, Inc.	15,000	713,254
Travelers Cos., Inc. (The)	4,800	721,920
Zurich Insurance Group AG	2,783	1,187,814

		22,150,195

Total Financials		50,093,237

Health Care (13.5%)
Biotechnology (0.7%)
Amgen, Inc.	5,671	1,411,002
CSL Ltd.	3,091	621,337
Regeneron Pharmaceuticals, Inc.*	1,200	567,768

		2,600,107

Health Care Equipment & Supplies (4.8%)
Abbott Laboratories	22,700	2,720,368
Becton Dickinson and Co.	1,900	461,985
Coloplast A/S, Class B	2,818	423,727
Danaher Corp.	11,000	2,475,880
Edwards Lifesciences Corp.*	11,600	970,224
Hologic, Inc.*	5,000	371,900
Hoya Corp.	4,600	540,284
IDEXX Laboratories, Inc.*	1,600	782,896
Intuitive Surgical, Inc.*	1,600	1,182,304
Koninklijke Philips NV*	9,062	517,270
Medtronic plc	23,200	2,740,616
ResMed, Inc.	3,300	640,266
STERIS plc	3,300	628,584
Stryker Corp.	8,200	1,997,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	2,700	$760,806

		17,214,466

Health Care Providers & Services (2.1%)
Anthem, Inc.	3,500	1,256,325
Cardinal Health, Inc.	5,400	328,050
Cigna Corp.	3,100	749,394
HCA Healthcare, Inc.	2,200	414,348
Humana, Inc.	1,700	712,725
Laboratory Corp. of America Holdings*	1,600	408,048
McKesson Corp.	2,100	409,584
Quest Diagnostics, Inc.	2,500	320,850
Sonic Healthcare Ltd.	18,926	504,427
UnitedHealth Group, Inc.	6,200	2,306,834

		7,410,585

Health Care Technology (0.2%)
Cerner Corp.	5,100	366,588
Veeva Systems, Inc., Class A*	1,400	365,736

		732,324

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	7,000	889,980
Mettler-Toledo International, Inc.*	600	693,414
Thermo Fisher Scientific, Inc.	5,000	2,281,900
Waters Corp.*	1,200	341,004

		4,206,298

Pharmaceuticals (4.5%)
Chugai Pharmaceutical Co. Ltd.	8,400	340,552
Eli Lilly and Co.	7,700	1,438,514
GlaxoSmithKline plc	48,171	855,342
Johnson & Johnson	21,100	3,467,785
Merck & Co., Inc.	32,500	2,505,425
Merck KGaA	2,159	369,145
Novartis AG (Registered)	7,978	681,778
Novo Nordisk A/S, Class B	10,315	698,833
Ono Pharmaceutical Co. Ltd.	13,000	339,309
Otsuka Holdings Co. Ltd.	7,100	300,544
Pfizer, Inc.	18,000	652,140
Roche Holding AG	4,192	1,354,755
Sanofi	7,180	709,384
Shionogi & Co. Ltd.	5,300	284,900
UCB SA	2,485	236,397
Zoetis, Inc.	12,400	1,952,752

		16,187,555

Total Health Care		48,351,335

Industrials (13.1%)
Aerospace & Defense (1.1%)
BAE Systems plc	58,956	410,447
General Dynamics Corp.	4,700	853,332
Lockheed Martin Corp.	4,100	1,514,950
Northrop Grumman Corp.	1,800	582,552
Teledyne Technologies, Inc.*	1,200	496,380

		3,857,661

Air Freight & Logistics (0.5%)
Deutsche Post AG (Registered)	10,015	548,707
Expeditors International of Washington, Inc.	6,300	678,447
United Parcel Service, Inc., Class B	4,100	696,959

		1,924,113

Airlines (0.5%)
ANA Holdings, Inc.(x)*	17,400	404,180
Delta Air Lines, Inc.*	20,800	1,004,224
Deutsche Lufthansa AG (Registered)*	37,486	496,966

		1,905,370

Building Products (0.7%)
Daikin Industries Ltd.	2,600	524,109
Geberit AG (Registered)	974	619,964
Masco Corp.	5,200	311,480
Trane Technologies plc	6,100	1,009,916

		2,465,469

Commercial Services & Supplies (1.2%)
Brambles Ltd.	41,505	333,536
Cintas Corp.	1,700	580,227
Copart, Inc.*	5,100	553,911
Dai Nippon Printing Co. Ltd.	15,700	328,818
Secom Co. Ltd.	5,100	428,957
Securitas AB, Class B	29,840	507,387
Waste Management, Inc.	10,500	1,354,710

		4,087,546

Construction & Engineering (0.4%)
Kajima Corp.	35,200	499,428
Obayashi Corp.	44,100	404,258
Vinci SA	4,716	483,141

		1,386,827

Electrical Equipment (1.2%)
Eaton Corp. plc	7,600	1,050,928
Emerson Electric Co.	7,600	685,672
Generac Holdings, Inc.*	1,000	327,450
Mitsubishi Electric Corp.	31,000	472,174
Rockwell Automation, Inc.	2,800	743,232
Schneider Electric SE	5,258	803,129

		4,082,585

Industrial Conglomerates (1.3%)
3M Co.	11,300	2,177,284
Honeywell International, Inc.	6,500	1,410,955
Roper Technologies, Inc.	2,000	806,680
Siemens AG (Registered)	2,355	386,639

		4,781,558

Machinery (2.7%)
Atlas Copco AB, Class A	14,021	853,450
Caterpillar, Inc.	5,700	1,321,659
Cummins, Inc.	5,000	1,295,550
Deere & Co.	4,000	1,496,560
Illinois Tool Works, Inc.	7,700	1,705,704
Kone OYJ, Class B	8,843	722,387
PACCAR, Inc.	6,700	622,564
Sandvik AB*	24,712	675,138
Volvo AB, Class B(x)	27,847	704,350
Xylem, Inc.	3,100	326,058

		9,723,420

Professional Services (1.1%)
Booz Allen Hamilton Holding Corp.	5,000	402,650
Recruit Holdings Co. Ltd.	11,400	556,075
Teleperformance	1,970	718,016
Thomson Reuters Corp.	5,500	481,814
Verisk Analytics, Inc.	5,600	989,464
Wolters Kluwer NV	10,351	899,714

		4,047,733

Road & Rail (1.4%)
Canadian National Railway Co.	13,600	1,578,279
Canadian Pacific Railway Ltd.	2,900	1,107,663
Norfolk Southern Corp.	2,100	563,892
Union Pacific Corp.	7,000	1,542,870

		4,792,704

Trading Companies & Distributors (1.0%)
Fastenal Co.	11,300	568,164
Ferguson plc	5,602	669,423
ITOCHU Corp.(x)	21,400	693,265
Mitsubishi Corp.	12,800	361,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui & Co. Ltd.	18,300	$380,462
Toyota Tsusho Corp.	15,500	650,237
WW Grainger, Inc.	900	360,837

		3,684,221

Total Industrials		46,739,207

Information Technology (18.0%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	40,744	2,106,872
Motorola Solutions, Inc.	2,700	507,735
Telefonaktiebolaget LM Ericsson, Class B	32,985	436,416

		3,051,023

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	9,800	646,506
CDW Corp.	3,900	646,425
Corning, Inc.	14,700	639,597
Keyence Corp.	1,000	454,007
Kyocera Corp.	5,100	323,572
Murata Manufacturing Co. Ltd.	3,600	287,480
Omron Corp.	3,400	265,306
Zebra Technologies Corp., Class A*	800	388,144

		3,651,037

IT Services (4.5%)
Accenture plc, Class A	9,100	2,513,875
Automatic Data Processing, Inc.	9,900	1,865,853
Broadridge Financial Solutions, Inc.	3,500	535,850
CGI, Inc.*	6,700	558,094
EPAM Systems, Inc.*	900	357,021
Fiserv, Inc.*	5,400	642,816
Fujitsu Ltd.	2,500	361,255
International Business Machines Corp.	3,300	439,758
Jack Henry & Associates, Inc.	2,600	394,472
Mastercard, Inc., Class A	5,400	1,922,670
Nomura Research Institute Ltd.	16,600	513,479
Paychex, Inc.	8,500	833,170
PayPal Holdings, Inc.*	6,100	1,481,324
VeriSign, Inc.*	3,000	596,280
Visa, Inc., Class A	14,000	2,964,220

		15,980,137

Semiconductors & Semiconductor Equipment (2.4%)
Applied Materials, Inc.	11,600	1,549,760
ASML Holding NV	1,926	1,167,706
Intel Corp.	29,000	1,856,000
KLA Corp.	2,100	693,840
Lam Research Corp.	1,500	892,860
Texas Instruments, Inc.	12,022	2,272,038

		8,432,204

Software (6.0%)
Adobe, Inc.*	5,500	2,614,535
Autodesk, Inc.*	2,400	665,160
Cadence Design Systems, Inc.*	5,900	808,241
Constellation Software, Inc.	200	279,310
Fair Isaac Corp.*	700	340,235
Intuit, Inc.	5,000	1,915,300
Microsoft Corp.	42,569	10,036,493
Nice Ltd.*	1,918	414,225
Oracle Corp.	38,400	2,694,528
SAP SE	6,922	847,622
Synopsys, Inc.*	3,000	743,340

		21,358,989

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	86,100	10,517,115
Canon, Inc.	19,600	442,981
FUJIFILM Holdings Corp.	7,100	421,351
HP, Inc.	16,200	514,350

		11,895,797

Total Information Technology		64,369,187

Materials (2.5%)
Chemicals (1.7%)
Air Liquide SA	2,730	445,965
Akzo Nobel NV	3,493	390,290
Corteva, Inc.	14,200	662,004
Ecolab, Inc.	6,700	1,434,269
Givaudan SA (Registered)	280	1,078,940
Sherwin-Williams Co. (The)	1,700	1,254,617
Sika AG (Registered)	2,365	675,607

		5,941,692

Containers & Packaging (0.1%)
Ball Corp.	6,300	533,862

Metals & Mining (0.7%)
BHP Group Ltd.	12,558	432,091
BHP Group plc	24,398	704,487
Franco-Nevada Corp.	4,800	601,537
Newcrest Mining Ltd.	15,235	282,582
Rio Tinto plc	6,776	518,447

		2,539,144

Total Materials		9,014,698

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,900	312,170
American Tower Corp. (REIT)	7,200	1,721,232
Daiwa House REIT Investment Corp. (REIT)	209	560,794
Duke Realty Corp. (REIT)	11,200	469,616
Equity Residential (REIT)	9,300	666,159
Essex Property Trust, Inc. (REIT)	1,700	462,128
Goodman Group (REIT)	57,894	796,798
Japan Real Estate Investment Corp. (REIT)	69	406,927
Mid-America Apartment Communities, Inc. (REIT)	3,300	476,388
Nippon Building Fund, Inc. (REIT)	69	405,680
Nippon Prologis REIT, Inc. (REIT)	142	455,913
Nomura Real Estate Master Fund, Inc. (REIT)	310	465,875
Prologis, Inc. (REIT)	9,600	1,017,600
Public Storage (REIT)	1,400	345,464

		8,562,744

Real Estate Management & Development (0.4%)
CK Asset Holdings Ltd.	59,000	358,215
Mitsubishi Estate Co. Ltd.	28,700	500,906
Swiss Prime Site AG (Registered)	4,939	455,413

		1,314,534

Total Real Estate		9,877,278

Utilities (4.7%)
Electric Utilities (2.0%)
Enel SpA	134,038	1,334,984
Eversource Energy	21,000	1,818,390
Iberdrola SA	130,063	1,675,486
Orsted A/S(m)	2,655	428,810
Power Assets Holdings Ltd.	83,000	490,050
Red Electrica Corp. SA	31,834	563,709
Terna Rete Elettrica Nazionale SpA	99,482	751,073

		7,062,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.6%)
Atmos Energy Corp.	11,900	$1,176,315
Naturgy Energy Group SA(x)	22,794	558,668
Snam SpA	59,536	330,099

		2,065,082

Independent Power and Renewable Electricity Producers (0.1%)
Uniper SE	9,653	349,564

Multi-Utilities (1.4%)
CMS Energy Corp.	13,500	826,470
E.ON SE	34,296	399,133
National Grid plc	90,171	1,074,036
Public Service Enterprise Group, Inc.	7,800	469,638
Sempra Energy	12,600	1,670,508
WEC Energy Group, Inc.	5,600	524,104

		4,963,889

Water Utilities (0.6%)
American Water Works Co., Inc.	11,600	1,739,072
Severn Trent plc	14,842	471,835

		2,210,907

Total Utilities		16,651,944

Total Common Stocks (99.5%) (Cost $292,855,354)		355,307,202

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	193,200	193,296

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.6%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $2,053,002, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $2,094,062.(xx)	$2,053,002	2,053,002

Total Short-Term Investments (0.6%) (Cost $2,246,297)		2,246,298

Total Investments in Securities (100.1%) (Cost $295,101,651)		357,553,500
Other Assets Less Liabilities (-0.1%)		(308,271)

Net Assets (100%)		$357,245,229

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $428,810 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $2,930,400. This was collateralized by $1,078,769 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 5/15/50 and by cash of $2,053,002 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Belgium	0.1
Canada	6.2
China	0.1
Denmark	0.5
Finland	0.3
France	2.6
Germany	2.3
Hong Kong	0.6
Israel	0.1
Italy	0.8
Japan	6.2
Malta	0.0 #
Netherlands	1.1
Norway	0.5
Singapore	0.2
Spain	0.9
Sweden	1.1
Switzerland	2.4
United Kingdom	2.4
United States	69.6
Cash and Other	(0.1)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,385,627	$5,069,469	$—		$24,455,096
Consumer Discretionary	26,088,541	10,170,133	—		36,258,674
Consumer Staples	27,809,359	10,790,105	—		38,599,464
Energy	9,195,452	1,701,630	—		10,897,082
Financials	37,704,789	12,388,448	—	(a)	50,093,237
Health Care	39,573,351	8,777,984	—		48,351,335
Industrials	31,203,017	15,536,190	—		46,739,207
Information Technology	58,433,787	5,935,400	—		64,369,187
Materials	4,486,289	4,528,409	—		9,014,698
Real Estate	5,470,757	4,406,521	—		9,877,278
Utilities	8,224,497	8,427,447	—		16,651,944
Short-Term Investments
Investment Company	193,296	—	—		193,296
Repurchase Agreement	—	2,053,002	—		2,053,002

Total Assets	$267,768,762	$89,784,738	$—		$357,553,500

Total Liabilities	$—	$—	$—		$—

Total	$267,768,762	$89,784,738	$—		$357,553,500

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,157,008
Aggregate gross unrealized depreciation	(1,798,908)

Net unrealized appreciation	$62,358,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$295,195,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Diversified Telecommunication Services (1.5%)
Liberty Global plc, Class A*	1,914	$49,113
Liberty Global plc, Class C*	4,347	111,023
Lumen Technologies, Inc.	10,937	146,009
Verizon Communications, Inc.	48,266	2,806,668

		3,112,813

Entertainment (2.0%)
Electronic Arts, Inc.	3,402	460,529
Walt Disney Co. (The)*	21,155	3,903,520

		4,364,049

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A*	3,514	7,247,695
Alphabet, Inc., Class C*	3,470	7,178,146

		14,425,841

Media (0.2%)
Discovery, Inc., Class A*	1,898	82,487
Discovery, Inc., Class C*	3,612	133,247
John Wiley & Sons, Inc., Class A	510	27,642
New York Times Co. (The), Class A	1,607	81,346
Omnicom Group, Inc.	2,521	186,932
Scholastic Corp.	344	10,358

		522,012

Total Communication Services		22,424,715

Consumer Discretionary (11.7%)
Auto Components (0.3%)
Aptiv plc*	3,127	431,213
Autoliv, Inc.*	973	90,294
BorgWarner, Inc.	2,868	132,961

		654,468

Automobiles (2.8%)
Harley-Davidson, Inc.	1,798	72,100
Tesla, Inc.*	8,863	5,919,863

		5,991,963

Distributors (0.2%)
LKQ Corp.*	3,346	141,636
Pool Corp.	471	162,608

		304,244

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,600	98,228
Choice Hotels International, Inc.	403	43,238
Darden Restaurants, Inc.	1,527	216,834
Domino’s Pizza, Inc.	462	169,919
Hilton Worldwide Holdings, Inc.*	3,228	390,330
Jack in the Box, Inc.	252	27,665
Marriott International, Inc., Class A*	3,233	478,840
McDonald’s Corp.	8,671	1,943,518
Royal Caribbean Cruises Ltd.*	2,685	229,863
Starbucks Corp.	13,764	1,503,992
Vail Resorts, Inc.*	472	137,663

		5,240,090

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	235	6,488
Garmin Ltd.	1,636	215,707
La-Z-Boy, Inc.	547	23,236
Meritage Homes Corp.*	417	38,331
Mohawk Industries, Inc.*	693	133,271
Newell Brands, Inc.	4,481	120,001
Whirlpool Corp.	734	161,737

		698,771

Internet & Direct Marketing Retail (0.5%)
Booking Holdings, Inc.*	480	1,118,323

Leisure Products (0.1%)
Callaway Golf Co.	1,049	28,061
Hasbro, Inc.	1,527	146,775
Mattel, Inc.*	4,082	81,314

		256,150

Multiline Retail (0.6%)
Kohl’s Corp.	1,798	107,179
Nordstrom, Inc.(x)*	1,271	48,133
Target Corp.	5,873	1,163,265

		1,318,577

Specialty Retail (3.2%)
AutoNation, Inc.*	670	62,457
Best Buy Co., Inc.	2,732	313,661
Buckle, Inc. (The)	330	12,962
CarMax, Inc.*	1,924	255,238
Foot Locker, Inc.	1,194	67,163
GameStop Corp., Class A(x)*	662	125,661
Gap, Inc. (The)*	2,553	76,028
Home Depot, Inc. (The)	12,573	3,837,908
Lowe’s Cos., Inc.	8,522	1,620,714
ODP Corp. (The)*	647	28,009
Signet Jewelers Ltd.*	614	35,600
Tractor Supply Co.	1,366	241,891
Ulta Beauty, Inc.*	636	196,632

		6,873,924

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	1,678	85,578
Columbia Sportswear Co.	318	33,590
Deckers Outdoor Corp.*	319	105,404
Hanesbrands, Inc.	4,085	80,352
NIKE, Inc., Class B	14,716	1,955,609
PVH Corp.*	834	88,154
Under Armour, Inc., Class A*	2,229	49,394
Under Armour, Inc., Class C*	2,145	39,597
VF Corp.	3,888	310,729
Wolverine World Wide, Inc.	958	36,711

		2,785,118

Total Consumer Discretionary		25,241,628

Consumer Staples (7.3%)
Beverages (2.3%)
Coca-Cola Co. (The)	47,585	2,508,206
Keurig Dr Pepper, Inc.	6,676	229,454
PepsiCo, Inc.	16,207	2,292,480

		5,030,140

Food & Staples Retailing (0.4%)
Kroger Co. (The)	9,081	326,825
Sysco Corp.	5,675	446,849
United Natural Foods, Inc.*	591	19,468

		793,142

Food Products (1.7%)
Archer-Daniels-Midland Co.	6,525	371,925
Bunge Ltd.	1,638	129,844
Campbell Soup Co.	2,069	104,009
Conagra Brands, Inc.	5,729	215,410
Darling Ingredients, Inc.*	1,901	139,876
General Mills, Inc.	7,169	439,603
Hain Celestial Group, Inc. (The)*	958	41,769
Hormel Foods Corp.	3,481	166,322
Ingredion, Inc.	786	70,677
JM Smucker Co. (The)	1,306	165,248
Kellogg Co.	3,023	191,356
Kraft Heinz Co. (The)	7,886	315,440
Lamb Weston Holdings, Inc.	1,716	132,956
McCormick & Co., Inc. (Non-Voting)	2,917	260,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mondelez International, Inc., Class A	16,772	$981,665

		3,726,180

Household Products (2.5%)
Clorox Co. (The)	1,478	285,077
Colgate-Palmolive Co.	9,550	752,826
Kimberly-Clark Corp.	3,989	554,670
Procter & Gamble Co. (The)	28,964	3,922,595

		5,515,168

Personal Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	2,657	772,788

Total Consumer Staples		15,837,418

Energy (2.1%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	8,043	173,809
Core Laboratories NV	556	16,007
NOV, Inc.*	4,504	61,795
Schlumberger NV	16,325	443,877
TechnipFMC plc*	4,842	37,380

		732,868

Oil, Gas & Consumable Fuels (1.8%)
APA Corp.*	4,299	76,952
Cheniere Energy, Inc.*	2,614	188,234
ConocoPhillips	15,892	841,799
Devon Energy Corp.	7,096	155,048
EQT Corp.*	3,232	60,051
Hess Corp.	3,241	229,333
Marathon Oil Corp.	9,258	98,875
Marathon Petroleum Corp.	7,630	408,129
Occidental Petroleum Corp.	10,885	289,759
ONEOK, Inc.	5,168	261,811
Phillips 66	5,123	417,729
Pioneer Natural Resources Co.	2,417	383,868
Southwestern Energy Co.*	7,849	36,498
Valero Energy Corp.	4,782	342,391

		3,790,477

Total Energy		4,523,345

Financials (8.6%)
Banks (1.9%)
Bank of Hawaii Corp.	466	41,702
Cathay General Bancorp	850	34,663
CIT Group, Inc.	1,090	56,146
Citizens Financial Group, Inc.	5,008	221,103
Comerica, Inc.	1,585	113,708
First Republic Bank	2,040	340,170
Heartland Financial USA, Inc.	419	21,059
Huntington Bancshares, Inc.	11,930	187,540
International Bancshares Corp.	656	30,451
KeyCorp	11,452	228,811
M&T Bank Corp.	1,485	225,141
Old National Bancorp	1,687	32,627
People’s United Financial, Inc.	4,879	87,334
PNC Financial Services Group, Inc. (The)‡	4,969	871,612
Regions Financial Corp.	11,264	232,714
SVB Financial Group*	607	299,652
Truist Financial Corp.	15,810	922,039
Umpqua Holdings Corp.	2,583	45,332
Zions Bancorp NA	1,882	103,435

		4,095,239

Capital Markets (3.7%)
Ameriprise Financial, Inc.	1,384	321,711
Bank of New York Mellon Corp. (The)	9,353	442,303
BlackRock, Inc.‡	1,787	1,347,327
Charles Schwab Corp. (The)	17,941	1,169,395
CME Group, Inc.	4,210	859,808
FactSet Research Systems, Inc.	435	134,237
Franklin Resources, Inc.	3,551	105,110
Intercontinental Exchange, Inc.	6,582	735,078
Invesco Ltd.	4,579	115,482
Moody’s Corp.	1,982	591,845
Northern Trust Corp.	2,319	243,750
S&P Global, Inc.	2,822	995,799
State Street Corp.	4,137	347,549
T. Rowe Price Group, Inc.	2,642	453,367

		7,862,761

Consumer Finance (0.6%)
Ally Financial, Inc.	4,384	198,200
American Express Co.	8,027	1,135,339

		1,333,539

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,728	154,227
Voya Financial, Inc.	1,481	94,251

		248,478

Insurance (2.3%)
Allstate Corp. (The)	3,566	409,733
Arthur J Gallagher & Co.	2,255	281,356
Chubb Ltd.	5,293	836,135
Hartford Financial Services Group, Inc. (The)	4,202	280,652
Lincoln National Corp.	2,233	139,049
Loews Corp.	2,901	148,763
Marsh & McLennan Cos., Inc.	5,948	724,466
Principal Financial Group, Inc.	3,222	193,191
Progressive Corp. (The)	6,868	656,650
Prudential Financial, Inc.	4,644	423,069
Travelers Cos., Inc. (The)	2,971	446,838
Willis Towers Watson plc	1,512	346,067

		4,885,969

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,150	64,993

Total Financials		18,490,979

Health Care (10.3%)
Biotechnology (2.9%)
AbbVie, Inc.	20,561	2,225,111
Amgen, Inc.	6,766	1,683,448
Biogen, Inc.*	1,805	504,949
BioMarin Pharmaceutical, Inc.*	2,129	160,761
Gilead Sciences, Inc.	14,701	950,126
Vertex Pharmaceuticals, Inc.*	3,050	655,414

		6,179,809

Health Care Equipment & Supplies (2.0%)
ABIOMED, Inc.*	530	168,927
Align Technology, Inc.*	878	475,464
Becton Dickinson and Co.	3,401	826,953
Cooper Cos., Inc. (The)	626	240,440
Dentsply Sirona, Inc.	2,536	161,822
Dexcom, Inc.*	1,126	404,673
Edwards Lifesciences Corp.*	7,309	611,325
Hologic, Inc.*	3,014	224,181
IDEXX Laboratories, Inc.*	1,000	489,310
ResMed, Inc.	1,699	329,640
Varian Medical Systems, Inc.*	1,071	189,064
West Pharmaceutical Services, Inc.	867	244,303

		4,366,102

Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	1,796	212,054
Cardinal Health, Inc.	3,441	209,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Centene Corp.*	6,800	$434,588
Cigna Corp.	4,237	1,024,252
DaVita, Inc.*	919	99,041
HCA Healthcare, Inc.	3,175	597,979
Henry Schein, Inc.*	1,647	114,038
Humana, Inc.	1,552	650,676
Laboratory Corp. of America Holdings*	1,103	281,298
MEDNAX, Inc.*	946	24,095
Patterson Cos., Inc.	1,019	32,557
Quest Diagnostics, Inc.	1,580	202,777
Select Medical Holdings Corp.*	1,227	41,841

		3,924,237

Health Care Technology (0.2%)
Cerner Corp.	3,570	256,612
Teladoc Health, Inc.*	1,360	247,180

		503,792

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	3,616	459,738
Bio-Techne Corp.	453	173,014
Illumina, Inc.*	1,710	656,743
IQVIA Holdings, Inc.*	2,248	434,179
Mettler-Toledo International, Inc.*	280	323,593
Waters Corp.*	728	206,876

		2,254,143

Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	26,501	1,673,008
Jazz Pharmaceuticals plc*	653	107,334
Merck & Co., Inc.	29,479	2,272,536
Zoetis, Inc.	5,574	877,793

		4,930,671

Total Health Care		22,158,754

Industrials (9.5%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	59,986

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,594	152,115
Echo Global Logistics, Inc.*	316	9,926
Expeditors International of Washington, Inc.	1,985	213,765
United Parcel Service, Inc., Class B	8,388	1,425,876

		1,801,682

Airlines (0.1%)
Delta Air Lines, Inc.*	1,870	90,283
Southwest Airlines Co.*	1,697	103,619

		193,902

Building Products (0.9%)
A O Smith Corp.	1,588	107,365
Allegion plc	1,055	132,529
Builders FirstSource, Inc.*	2,199	101,968
Fortune Brands Home & Security, Inc.	1,629	156,091
Johnson Controls International plc	8,490	506,598
Lennox International, Inc.	404	125,882
Masco Corp.	3,069	183,833
Owens Corning	1,269	116,862
Trane Technologies plc	2,816	466,217

		1,897,345

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	9,056
Copart, Inc.*	2,492	270,656
Deluxe Corp.	487	20,435
HNI Corp.	507	20,057
Interface, Inc.	734	9,160
Knoll, Inc.	630	10,401
Steelcase, Inc., Class A	888	12,778
Tetra Tech, Inc.	616	83,604

		436,147

Construction & Engineering (0.1%)
EMCOR Group, Inc.	637	71,446
Granite Construction, Inc.	585	23,546
Quanta Services, Inc.	1,628	143,232

		238,224

Electrical Equipment (0.6%)
Acuity Brands, Inc.(x)	430	70,950
Eaton Corp. plc	4,675	646,459
Rockwell Automation, Inc.	1,362	361,529
Sensata Technologies Holding plc*	1,845	106,918

		1,185,856

Industrial Conglomerates (0.8%)
3M Co.	6,765	1,303,480
Roper Technologies, Inc.	1,230	496,108

		1,799,588

Machinery (3.3%)
AGCO Corp.	742	106,588
Caterpillar, Inc.	6,371	1,477,244
Cummins, Inc.	1,736	449,815
Deere & Co.	3,487	1,304,626
Dover Corp.	1,690	231,750
Flowserve Corp.	1,486	57,672
Fortive Corp.	3,559	251,408
Graco, Inc.	1,965	140,733
IDEX Corp.	888	185,876
Illinois Tool Works, Inc.	3,712	822,282
Lincoln Electric Holdings, Inc.	655	80,526
Meritor, Inc.*	833	24,507
Middleby Corp. (The)*	637	105,583
PACCAR, Inc.	4,063	377,534
Parker-Hannifin Corp.	1,510	476,299
Snap-on, Inc.	597	137,752
Stanley Black & Decker, Inc.	1,879	375,180
Tennant Co.	198	15,818
Timken Co. (The)	772	62,663
Westinghouse Air Brake Technologies Corp.	2,073	164,099
Xylem, Inc.	2,114	222,350

		7,070,305

Professional Services (0.5%)
ASGN, Inc.*	608	58,027
Exponent, Inc.	596	58,080
Heidrick & Struggles International, Inc.	257	9,180
ICF International, Inc.	214	18,704
IHS Markit Ltd.	4,403	426,122
Kelly Services, Inc., Class A*	381	8,485
ManpowerGroup, Inc.	638	63,098
Resources Connection, Inc.	361	4,888
Robert Half International, Inc.	1,337	104,380
TransUnion	2,232	200,880
TrueBlue, Inc.*	492	10,834

		962,678

Road & Rail (1.8%)
AMERCO	106	64,936
ArcBest Corp.	298	20,970
Avis Budget Group, Inc.*	654	47,441
CSX Corp.	8,969	864,791
Kansas City Southern	1,098	289,784
Norfolk Southern Corp.	2,979	799,921
Ryder System, Inc.	609	46,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	7,834	$1,726,692

		3,860,606

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,201	58,849
Applied Industrial Technologies, Inc.	442	40,297
Fastenal Co.	6,733	338,535
H&E Equipment Services, Inc.	391	14,858
United Rentals, Inc.*	846	278,596
WW Grainger, Inc.	535	214,498

		945,633

Total Industrials		20,451,952

Information Technology (31.9%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	49,250	2,546,717
CommScope Holding Co., Inc.*	2,330	35,789
F5 Networks, Inc.*	722	150,624
Motorola Solutions, Inc.	1,988	373,843
Plantronics, Inc.*	435	16,926

		3,123,899

Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	2,048	169,963
Corning, Inc.	8,960	389,850
Flex Ltd.*	5,877	107,608
Itron, Inc.*	415	36,790
Keysight Technologies, Inc.*	2,173	311,608
TE Connectivity Ltd.	3,879	500,818
Trimble, Inc.*	2,934	228,236
Zebra Technologies Corp., Class A*	628	304,693

		2,049,566

IT Services (7.6%)
Accenture plc, Class A	7,374	2,037,068
Automatic Data Processing, Inc.	5,029	947,816
Cognizant Technology Solutions Corp., Class A	6,270	489,812
International Business Machines Corp.	10,450	1,392,567
Mastercard, Inc., Class A	10,392	3,700,072
Okta, Inc.*	1,422	313,451
PayPal Holdings, Inc.*	12,991	3,154,734
Visa, Inc., Class A	19,779	4,187,808
Western Union Co. (The)	4,735	116,765

		16,340,093

Semiconductors & Semiconductor Equipment (6.6%)
Advanced Micro Devices, Inc.*	14,105	1,107,242
Analog Devices, Inc.	4,333	671,962
Applied Materials, Inc.	10,696	1,428,986
Intel Corp.	47,826	3,060,864
Lam Research Corp.	1,689	1,005,360
Microchip Technology, Inc.	3,054	474,042
NVIDIA Corp.	7,229	3,859,780
ON Semiconductor Corp.*	4,823	200,685
Skyworks Solutions, Inc.	1,948	357,419
Texas Instruments, Inc.	10,680	2,018,413

		14,184,753

Software (14.9%)
Adobe, Inc.*	5,592	2,658,269
ANSYS, Inc.*	1,007	341,937
Autodesk, Inc.*	2,572	712,830
Cadence Design Systems, Inc.*	3,271	448,094
Citrix Systems, Inc.	1,372	192,574
Fortinet, Inc.*	1,618	298,391
Intuit, Inc.	3,081	1,180,208
Microsoft Corp.	83,949	19,792,656
NortonLifeLock, Inc.	6,594	140,188
Oracle Corp.	22,730	1,594,964
Paycom Software, Inc.*	583	215,745
salesforce.com, Inc.*	10,587	2,243,068
ServiceNow, Inc.*	2,288	1,144,252
Slack Technologies, Inc., Class A*	5,383	218,711
Splunk, Inc.*	1,881	254,838
Teradata Corp.*	1,249	48,136
VMware, Inc., Class A(x)*	997	149,999
Workday, Inc., Class A*	2,111	524,436

		32,159,296

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	2,903	255,899
Hewlett Packard Enterprise Co.	15,086	237,454
HP, Inc.	16,108	511,429
Xerox Holdings Corp.	2,047	49,681

		1,054,463

Total Information Technology		68,912,070

Materials (3.2%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	2,592	729,233
Albemarle Corp.	1,348	196,956
Axalta Coating Systems Ltd.*	2,416	71,465
Ecolab, Inc.	3,013	644,993
HB Fuller Co.	606	38,124
International Flavors & Fragrances, Inc.	2,648	369,687
Linde plc	6,099	1,708,574
Minerals Technologies, Inc.	394	29,676
Mosaic Co. (The)	4,099	129,569
PPG Industries, Inc.	2,743	412,163
Sherwin-Williams Co. (The)	959	707,752

		5,038,192

Containers & Packaging (0.4%)
Amcor plc	17,543	204,902
Avery Dennison Corp.	978	179,610
Ball Corp.	3,836	325,063
Sealed Air Corp.	1,820	83,392
Sonoco Products Co.	1,176	74,441

		867,408

Metals & Mining (0.4%)
Compass Minerals International, Inc.	398	24,963
Newmont Corp.	9,421	567,804
Nucor Corp.	3,541	284,236
Schnitzer Steel Industries, Inc., Class A	317	13,247

		890,250

Paper & Forest Products (0.0%)
Domtar Corp.	678	25,052

Total Materials		6,820,902

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
American Tower Corp. (REIT)	5,142	1,229,247
AvalonBay Communities, Inc. (REIT)	1,637	302,043
Boston Properties, Inc. (REIT)	1,734	175,585
Corporate Office Properties Trust (REIT)	1,259	33,149
Digital Realty Trust, Inc. (REIT)	3,286	462,800
Duke Realty Corp. (REIT)	4,362	182,899
Equinix, Inc. (REIT)	1,045	710,172
Equity Residential (REIT)	4,366	312,737
Federal Realty Investment Trust (REIT)	825	83,696
Healthpeak Properties, Inc. (REIT)	6,229	197,708
Host Hotels & Resorts, Inc. (REIT)*	8,094	136,384
Iron Mountain, Inc. (REIT)	3,380	125,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (The) (REIT)(x)	1,205	$14,098
PotlatchDeltic Corp. (REIT)	737	39,002
Prologis, Inc. (REIT)	8,669	918,914
SBA Communications Corp. (REIT)	1,303	361,648
Simon Property Group, Inc. (REIT)	3,848	437,787
UDR, Inc. (REIT)	3,454	151,492
Weyerhaeuser Co. (REIT)	8,784	312,710

		6,187,165

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	3,934	311,219
Jones Lang LaSalle, Inc.*	602	107,782
Realogy Holdings Corp.*	1,355	20,501

		439,502

Total Real Estate		6,626,667

Utilities (1.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	2,929	158,635
Eversource Energy	4,020	348,092
FirstEnergy Corp.	6,363	220,732
OGE Energy Corp.	2,286	73,975
PPL Corp.	9,016	260,021

		1,061,455

Gas Utilities (0.1%)
Atmos Energy Corp.	1,481	146,397
New Jersey Resources Corp.	1,068	42,581
Northwest Natural Holding Co.	324	17,480
UGI Corp.	2,357	96,660

		303,118

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,489	200,780
Ormat Technologies, Inc.	518	40,679

		241,459

Multi-Utilities (0.8%)
Avista Corp.	736	35,144
CenterPoint Energy, Inc.	6,298	142,650
CMS Energy Corp.	3,358	205,577
Consolidated Edison, Inc.	3,927	293,740
MDU Resources Group, Inc.	2,355	74,441
NiSource, Inc.	4,340	104,637
Sempra Energy	3,383	448,518
WEC Energy Group, Inc.	3,620	338,796

		1,643,503

Water Utilities (0.2%)
American Water Works Co., Inc.	2,126	318,730
Essential Utilities, Inc.	2,733	122,302

		441,032

Total Utilities		3,690,567

Total Common Stocks (99.8%) (Cost $106,377,882)		215,178,997

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $311,841, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $318,077.(xx)	$311,841	311,841

Total Short-Term Investment (0.1%) (Cost $311,841)		311,841

Total Investments in Securities (99.9%) (Cost $106,689,723)		215,490,838
Other Assets Less Liabilities (0.1%)		134,246

Net Assets (100%)		$215,625,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $348,624. This was collateralized by $42,239 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $311,841 which was subsequently invested in joint repurchase agreements.

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,969	710,581	31,467	—	—	129,564	871,612	5,484	—
Capital Markets
BlackRock, Inc.	1,787	1,237,441	50,204	—	—	59,682	1,347,327	7,380	—
Diversified Financial Services
Equitable Holdings, Inc.	4,728	120,990	—	—	—	33,237	154,227	804	—

Total		2,069,012	81,671	—	—	222,483	2,373,166	13,668	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,424,715	$—	$—	$22,424,715
Consumer Discretionary	25,241,628	—	—	25,241,628
Consumer Staples	15,837,418	—	—	15,837,418
Energy	4,523,345	—	—	4,523,345
Financials	18,490,979	—	—	18,490,979
Health Care	22,158,754	—	—	22,158,754
Industrials	20,451,952	—	—	20,451,952
Information Technology	68,912,070	—	—	68,912,070
Materials	6,820,902	—	—	6,820,902
Real Estate	6,626,667	—	—	6,626,667
Utilities	3,690,567	—	—	3,690,567
Short-Term Investment
Repurchase Agreement	—	311,841	—	311,841

Total Assets	$215,178,997	$311,841	$—	$215,490,838

Total Liabilities	$—	$—	$—	$—

Total	$215,178,997	$311,841	$—	$215,490,838

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,093,951
Aggregate gross unrealized depreciation	(4,197,950)

Net unrealized appreciation	$108,896,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,594,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	627,318	$18,988,916
Lumen Technologies, Inc.	85,592	1,142,653
Verizon Communications, Inc.	363,095	21,113,974

		41,245,543

Entertainment (1.9%)
Activision Blizzard, Inc.	68,017	6,325,581
Electronic Arts, Inc.	24,987	3,382,490
Live Nation Entertainment, Inc.*	12,696	1,074,716
Netflix, Inc.*	38,949	20,318,135
Take-Two Interactive Software, Inc.*	10,095	1,783,787
Walt Disney Co. (The)*	159,430	29,418,024

		62,302,733

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	26,516	54,689,780
Alphabet, Inc., Class C*	25,423	52,590,781
Facebook, Inc., Class A*	211,455	62,279,841
Twitter, Inc.*	70,022	4,455,500

		174,015,902

Media (1.2%)
Charter Communications, Inc., Class A*	12,507	7,717,069
Comcast Corp., Class A	402,001	21,752,274
Discovery, Inc., Class A(x)*	14,283	620,739
Discovery, Inc., Class C*	25,079	925,164
DISH Network Corp., Class A*	22,516	815,079
Fox Corp., Class A	28,840	1,041,412
Fox Corp., Class B	14,293	499,255
Interpublic Group of Cos., Inc. (The)	35,979	1,050,587
News Corp., Class A	34,410	875,047
News Corp., Class B	10,007	234,764
Omnicom Group, Inc.	18,477	1,370,070
ViacomCBS, Inc.	49,795	2,245,754

		39,147,214

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	51,309	6,428,505

Total Communication Services		323,139,897

Consumer Discretionary (11.3%)
Auto Components (0.1%)
Aptiv plc*	23,684	3,266,023
BorgWarner, Inc.	21,552	999,151

		4,265,174

Automobiles (1.7%)
Ford Motor Co.*	343,958	4,213,486
General Motors Co.*	112,163	6,444,886
Tesla, Inc.*	67,583	45,140,713

		55,799,085

Distributors (0.1%)
Genuine Parts Co.	13,016	1,504,520
LKQ Corp.*	24,678	1,044,620
Pool Corp.	3,422	1,181,411

		3,730,551

Hotels, Restaurants & Leisure (1.6%)
Caesars Entertainment, Inc.*	18,276	1,598,236
Carnival Corp.*	70,909	1,881,925
Chipotle Mexican Grill, Inc.*	2,511	3,567,679
Darden Restaurants, Inc.	11,387	1,616,954
Domino’s Pizza, Inc.	3,356	1,234,303
Hilton Worldwide Holdings, Inc.*	24,425	2,953,471
Las Vegas Sands Corp.*	29,488	1,791,691
Marriott International, Inc., Class A*	23,339	3,456,739
McDonald’s Corp.	65,549	14,692,153
MGM Resorts International	35,071	1,332,347
Norwegian Cruise Line Holdings Ltd.(x)*	31,930	880,949
Penn National Gaming, Inc.*	13,016	1,364,598
Royal Caribbean Cruises Ltd.*	19,205	1,644,140
Starbucks Corp.	103,360	11,294,147
Wynn Resorts Ltd.*	9,398	1,178,227
Yum! Brands, Inc.	26,321	2,847,406

		53,334,965

Household Durables (0.4%)
DR Horton, Inc.	28,701	2,557,833
Garmin Ltd.	13,017	1,716,291
Leggett & Platt, Inc.	10,821	493,979
Lennar Corp., Class A	24,143	2,443,996
Mohawk Industries, Inc.*	5,014	964,242
Newell Brands, Inc.	33,429	895,229
NVR, Inc.*	344	1,620,560
PulteGroup, Inc.	23,253	1,219,387
Whirlpool Corp.	5,574	1,228,231

		13,139,748

Internet & Direct Marketing Retail (4.1%)
Amazon.com, Inc.*	37,717	116,699,415
Booking Holdings, Inc.*	3,666	8,541,194
eBay, Inc.	56,280	3,446,587
Etsy, Inc.*	11,245	2,267,779
Expedia Group, Inc.*	12,404	2,134,977

		133,089,952

Leisure Products (0.1%)
Hasbro, Inc.	10,854	1,043,287

Multiline Retail (0.5%)
Dollar General Corp.	21,567	4,369,905
Dollar Tree, Inc.*	20,496	2,345,972
Target Corp.	44,108	8,736,472

		15,452,349

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	5,798	1,063,875
AutoZone, Inc.*	1,971	2,767,875
Best Buy Co., Inc.	20,280	2,328,347
CarMax, Inc.*	14,293	1,896,109
Gap, Inc. (The)*	17,889	532,735
Home Depot, Inc. (The)	94,524	28,853,451
L Brands, Inc.*	19,990	1,236,581
Lowe’s Cos., Inc.	64,029	12,177,035
O’Reilly Automotive, Inc.*	6,161	3,125,167
Ross Stores, Inc.	31,324	3,756,061
TJX Cos., Inc. (The)	105,599	6,985,374
Tractor Supply Co.	10,143	1,796,123
Ulta Beauty, Inc.*	4,973	1,537,502

		68,056,235

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	28,628	563,113
NIKE, Inc., Class B	111,707	14,844,743
PVH Corp.*	5,886	622,150
Ralph Lauren Corp.*	4,299	529,465
Tapestry, Inc.*	24,020	989,864
Under Armour, Inc., Class A*	18,046	399,899
Under Armour, Inc., Class C*	16,073	296,708
VF Corp.	28,711	2,294,583

		20,540,525

Total Consumer Discretionary		368,451,871

Consumer Staples (5.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	16,560	1,142,143
Coca-Cola Co. (The)	341,852	18,019,019
Constellation Brands, Inc., Class A	14,901	3,397,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B*	17,324	$886,122
Monster Beverage Corp.*	32,407	2,951,954
PepsiCo, Inc.	121,122	17,132,707

		43,529,373

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	39,106	13,784,083
Kroger Co. (The)	66,079	2,378,183
Sysco Corp.	44,780	3,525,977
Walgreens Boots Alliance, Inc.	62,995	3,458,426
Walmart, Inc.	121,536	16,508,235

		39,654,904

Food Products (0.9%)
Archer-Daniels-Midland Co.	49,024	2,794,368
Campbell Soup Co.	17,758	892,695
Conagra Brands, Inc.	42,796	1,609,130
General Mills, Inc.	53,765	3,296,870
Hershey Co. (The)	12,962	2,050,070
Hormel Foods Corp.	24,266	1,159,429
JM Smucker Co. (The)	9,682	1,225,063
Kellogg Co.	22,916	1,450,583
Kraft Heinz Co. (The)	57,046	2,281,840
Lamb Weston Holdings, Inc.	12,415	961,914
McCormick & Co., Inc. (Non-Voting)	21,806	1,944,223
Mondelez International, Inc., Class A	124,081	7,262,461
Tyson Foods, Inc., Class A	25,465	1,892,049

		28,820,695

Household Products (1.3%)
Church & Dwight Co., Inc.	21,739	1,898,902
Clorox Co. (The)	10,933	2,108,757
Colgate-Palmolive Co.	74,353	5,861,247
Kimberly-Clark Corp.	29,413	4,089,878
Procter & Gamble Co. (The)	216,450	29,313,823

		43,272,607

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	20,250	5,889,713

Tobacco (0.6%)
Altria Group, Inc.	163,504	8,364,864
Philip Morris International, Inc.	137,039	12,160,841

		20,525,705

Total Consumer Staples		181,692,997

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	64,271	1,388,896
Halliburton Co.	79,411	1,704,160
NOV, Inc.*	31,470	431,768
Schlumberger NV	122,676	3,335,561

		6,860,385

Oil, Gas & Consumable Fuels (2.3%)
APA Corp.*	32,384	579,674
Cabot Oil & Gas Corp.	34,789	653,337
Chevron Corp.#	169,398	17,751,216
ConocoPhillips	119,410	6,325,148
Devon Energy Corp.	51,364	1,122,303
Diamondback Energy, Inc.	15,071	1,107,568
EOG Resources, Inc.	51,261	3,717,960
Exxon Mobil Corp.	372,317	20,786,458
Hess Corp.	23,413	1,656,704
HollyFrontier Corp.	13,841	495,231
Kinder Morgan, Inc.	170,546	2,839,591
Marathon Oil Corp.	73,032	779,982
Marathon Petroleum Corp.	57,196	3,059,414
Occidental Petroleum Corp.	73,428	1,954,653
ONEOK, Inc.	39,981	2,025,438
Phillips 66	38,299	3,122,900
Pioneer Natural Resources Co.	18,258	2,899,736
Valero Energy Corp.	35,820	2,564,712
Williams Cos., Inc. (The)	106,736	2,528,576

		75,970,601

Total Energy		82,830,986

Financials (10.2%)
Banks (4.0%)
Bank of America Corp.	667,793	25,836,911
Citigroup, Inc.	184,206	13,400,987
Citizens Financial Group, Inc.	36,933	1,630,592
Comerica, Inc.	12,038	863,606
Fifth Third Bancorp	62,651	2,346,280
First Republic Bank	15,299	2,551,108
Huntington Bancshares, Inc.	92,113	1,448,016
JPMorgan Chase & Co.	268,001	40,797,792
KeyCorp	84,792	1,694,144
M&T Bank Corp.	11,240	1,704,097
People’s United Financial, Inc.	36,400	651,560
PNC Financial Services Group, Inc. (The) ‡	37,299	6,542,618
Regions Financial Corp.	84,396	1,743,621
SVB Financial Group*	4,617	2,279,228
Truist Financial Corp.	118,550	6,913,836
US Bancorp	119,409	6,604,512
Wells Fargo & Co.	363,889	14,217,143
Zions Bancorp NA	14,508	797,360

		132,023,411

Capital Markets (2.6%)
Ameriprise Financial, Inc.	10,182	2,366,806
Bank of New York Mellon Corp. (The)	70,044	3,312,381
BlackRock, Inc‡	12,556	9,466,722
Cboe Global Markets, Inc.	9,111	899,164
Charles Schwab Corp. (The)	131,412	8,565,434
CME Group, Inc.	31,559	6,445,294
Franklin Resources, Inc.	23,901	707,470
Goldman Sachs Group, Inc. (The)	30,265	9,896,655
Intercontinental Exchange, Inc.	49,336	5,509,844
Invesco Ltd.	32,086	809,209
MarketAxess Holdings, Inc.	3,417	1,701,393
Moody’s Corp.	14,205	4,241,755
Morgan Stanley	130,552	10,138,668
MSCI, Inc.	7,289	3,056,132
Nasdaq, Inc.	10,063	1,483,890
Northern Trust Corp.	18,256	1,918,888
Raymond James Financial, Inc.	10,462	1,282,223
S&P Global, Inc.	21,174	7,471,669
State Street Corp.	30,983	2,602,882
T. Rowe Price Group, Inc.	20,291	3,481,936

		85,358,415

Consumer Finance (0.6%)
American Express Co.	57,348	8,111,301
Capital One Financial Corp.	40,290	5,126,097
Discover Financial Services	26,901	2,555,326
Synchrony Financial	47,567	1,934,074

		17,726,798

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	167,621	42,822,137

Insurance (1.7%)
Aflac, Inc.	55,899	2,860,911
Allstate Corp. (The)	26,696	3,067,370
American International Group, Inc.	75,891	3,506,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	19,761	$4,547,204
Arthur J Gallagher & Co.	16,955	2,115,475
Assurant, Inc.	4,820	683,331
Chubb Ltd.	39,323	6,211,854
Cincinnati Financial Corp.	13,028	1,343,057
Everest Re Group Ltd.	3,397	841,811
Globe Life, Inc.	8,030	775,939
Hartford Financial Services Group, Inc. (The)	31,328	2,092,397
Lincoln National Corp.	16,630	1,035,550
Loews Corp.	20,274	1,039,651
Marsh & McLennan Cos., Inc.	44,600	5,432,280
MetLife, Inc.	65,922	4,007,398
Principal Financial Group, Inc.	22,039	1,321,459
Progressive Corp. (The)	51,503	4,924,202
Prudential Financial, Inc.	34,762	3,166,818
Travelers Cos., Inc. (The)	22,212	3,340,685
Unum Group	17,666	491,645
W R Berkley Corp.	12,166	916,708
Willis Towers Watson plc	11,330	2,593,210

		56,315,878

Total Financials		334,246,639

Health Care (11.7%)
Biotechnology (1.6%)
AbbVie, Inc.	155,398	16,817,172
Alexion Pharmaceuticals, Inc.*	19,227	2,940,001
Amgen, Inc.	50,750	12,627,107
Biogen, Inc.*	13,284	3,716,199
Gilead Sciences, Inc.	110,332	7,130,757
Incyte Corp.*	16,875	1,371,431
Regeneron Pharmaceuticals, Inc.*	9,275	4,388,374
Vertex Pharmaceuticals, Inc.*	22,927	4,926,783

		53,917,824

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	155,393	18,622,297
ABIOMED, Inc.*	4,186	1,334,204
Align Technology, Inc.*	6,305	3,414,347
Baxter International, Inc.	44,016	3,712,310
Becton Dickinson and Co.	25,579	6,219,534
Boston Scientific Corp.*	124,056	4,794,764
Cooper Cos., Inc. (The)	4,306	1,653,892
Danaher Corp.	55,698	12,536,506
Dentsply Sirona, Inc.	19,803	1,263,629
Dexcom, Inc.*	8,444	3,034,689
Edwards Lifesciences Corp.*	54,803	4,583,723
Hologic, Inc.*	22,553	1,677,492
IDEXX Laboratories, Inc.*	7,583	3,710,438
Intuitive Surgical, Inc.*	10,339	7,639,901
Medtronic plc	118,457	13,993,325
ResMed, Inc.	12,718	2,467,546
STERIS plc	7,512	1,430,886
Stryker Corp.	28,824	7,020,950
Teleflex, Inc.	4,163	1,729,560
Varian Medical Systems, Inc.*	7,906	1,395,646
West Pharmaceutical Services, Inc.	6,544	1,843,968
Zimmer Biomet Holdings, Inc.	18,530	2,966,282

		107,045,889

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	12,898	1,522,867
Anthem, Inc.	21,501	7,717,784
Cardinal Health, Inc.	25,602	1,555,321
Centene Corp.*	51,077	3,264,331
Cigna Corp.	30,889	7,467,107
CVS Health Corp.	115,230	8,668,753
DaVita, Inc.*	6,496	700,074
HCA Healthcare, Inc.	23,286	4,385,685
Henry Schein, Inc.*	11,950	827,418
Humana, Inc.	11,364	4,764,357
Laboratory Corp. of America Holdings*	8,612	2,196,318
McKesson Corp.	14,041	2,738,557
Quest Diagnostics, Inc.	11,650	1,495,161
UnitedHealth Group, Inc.	83,167	30,943,946
Universal Health Services, Inc., Class B	7,095	946,402

		79,194,081

Health Care Technology (0.1%)
Cerner Corp.	26,885	1,932,494

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	26,895	3,419,430
Bio-Rad Laboratories, Inc., Class A*	1,903	1,086,936
Illumina, Inc.*	12,842	4,932,099
IQVIA Holdings, Inc.*	16,893	3,262,714
Mettler-Toledo International, Inc.*	2,095	2,421,171
PerkinElmer, Inc.	9,827	1,260,706
Thermo Fisher Scientific, Inc.	34,661	15,818,587
Waters Corp.*	5,444	1,547,021

		33,748,664

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	196,904	12,430,549
Catalent, Inc.*	15,054	1,585,337
Eli Lilly and Co.	69,905	13,059,652
Johnson & Johnson	231,077	37,977,505
Merck & Co., Inc.	222,708	17,168,560
Perrigo Co. plc	11,136	450,674
Pfizer, Inc.	489,695	17,741,650
Viatris, Inc.*	105,474	1,473,472
Zoetis, Inc.	41,797	6,582,191

		108,469,590

Total Health Care		384,308,542

Industrials (8.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	48,278	12,297,372
General Dynamics Corp.	20,453	3,713,447
Howmet Aerospace, Inc.*	34,677	1,114,172
Huntington Ingalls Industries, Inc.	3,718	765,350
L3Harris Technologies, Inc.	18,045	3,657,361
Lockheed Martin Corp.	21,714	8,023,323
Northrop Grumman Corp.	13,641	4,414,773
Raytheon Technologies Corp.	133,660	10,327,908
Teledyne Technologies, Inc.*	3,222	1,332,780
Textron, Inc.	19,879	1,114,814
TransDigm Group, Inc.*	4,867	2,861,407

		49,622,707

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	11,411	1,088,952
Expeditors International of Washington, Inc.	14,666	1,579,381
FedEx Corp.	21,547	6,120,210
United Parcel Service, Inc., Class B	63,375	10,773,116

		19,561,659

Airlines (0.3%)
Alaska Air Group, Inc.*	10,773	745,599
American Airlines Group, Inc.*	56,159	1,342,200
Delta Air Lines, Inc.*	56,086	2,707,832
Southwest Airlines Co.*	51,963	3,172,861
United Airlines Holdings, Inc.*	28,100	1,616,874

		9,585,366

Building Products (0.5%)
A O Smith Corp.	11,889	803,815
Allegion plc	7,714	969,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	72,908	$3,078,176
Fortune Brands Home & Security, Inc.	12,008	1,150,606
Johnson Controls International plc	63,543	3,791,611
Masco Corp.	22,899	1,371,650
Trane Technologies plc	20,711	3,428,913

		14,593,804

Commercial Services & Supplies (0.4%)
Cintas Corp.	7,794	2,660,170
Copart, Inc.*	18,279	1,985,282
Republic Services, Inc.	18,502	1,838,174
Rollins, Inc.	19,125	658,282
Waste Management, Inc.	34,142	4,405,001

		11,546,909

Construction & Engineering (0.0%)
Quanta Services, Inc.	12,026	1,058,048

Electrical Equipment (0.5%)
AMETEK, Inc.	20,224	2,583,211
Eaton Corp. plc	35,050	4,846,714
Emerson Electric Co.	52,598	4,745,392
Generac Holdings, Inc.*	5,546	1,816,038
Rockwell Automation, Inc.	10,197	2,706,692

		16,698,047

Industrial Conglomerates (1.1%)
3M Co.	50,792	9,786,603
General Electric Co.#	771,257	10,126,604
Honeywell International, Inc.	61,126	13,268,621
Roper Technologies, Inc.	9,233	3,724,038

		36,905,866

Machinery (1.6%)
Caterpillar, Inc.	48,179	11,171,265
Cummins, Inc.	13,005	3,369,725
Deere & Co.	27,586	10,321,026
Dover Corp.	12,702	1,741,825
Fortive Corp.	29,680	2,096,595
IDEX Corp.	6,640	1,389,885
Illinois Tool Works, Inc.	25,353	5,616,197
Ingersoll Rand, Inc.*	32,674	1,607,887
Otis Worldwide Corp.	36,254	2,481,586
PACCAR, Inc.	30,279	2,813,525
Parker-Hannifin Corp.	11,348	3,579,500
Pentair plc	14,798	922,211
Snap-on, Inc.	4,586	1,058,174
Stanley Black & Decker, Inc.	14,073	2,809,956
Westinghouse Air Brake Technologies Corp.#	15,490	1,226,188
Xylem, Inc.	15,793	1,661,108

		53,866,653

Professional Services (0.4%)
Equifax, Inc.	10,686	1,935,555
IHS Markit Ltd.	32,665	3,161,319
Jacobs Engineering Group, Inc.	11,021	1,424,685
Leidos Holdings, Inc.	11,575	1,114,441
Nielsen Holdings plc	31,441	790,741
Robert Half International, Inc.	9,866	770,239
Verisk Analytics, Inc.	14,273	2,521,896

		11,718,876

Road & Rail (0.9%)
CSX Corp.	66,546	6,416,365
JB Hunt Transport Services, Inc.	7,122	1,196,995
Kansas City Southern	7,925	2,091,566
Norfolk Southern Corp.	22,063	5,924,357
Old Dominion Freight Line, Inc.	8,426	2,025,695
Union Pacific Corp.	58,903	12,982,810

		30,637,788

Trading Companies & Distributors (0.2%)
Fastenal Co.	49,907	2,509,324
United Rentals, Inc.*	6,319	2,080,910
WW Grainger, Inc.	3,896	1,562,023

		6,152,257

Total Industrials		261,947,980

Information Technology (24.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	4,836	1,459,940
Cisco Systems, Inc.	370,543	19,160,778
F5 Networks, Inc.*	5,511	1,149,705
Juniper Networks, Inc.	27,227	689,660
Motorola Solutions, Inc.	14,933	2,808,151

		25,268,234

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	52,628	3,471,869
CDW Corp.	12,122	2,009,221
Corning, Inc.	67,294	2,927,962
FLIR Systems, Inc.	12,127	684,812
IPG Photonics Corp.*	3,057	644,844
Keysight Technologies, Inc.*	16,235	2,328,099
TE Connectivity Ltd.	29,019	3,746,643
Trimble, Inc.*	21,795	1,695,433
Zebra Technologies Corp., Class A*	4,700	2,280,346

		19,789,229

IT Services (4.6%)
Accenture plc, Class A	55,816	15,419,170
Akamai Technologies, Inc.*	14,178	1,444,738
Automatic Data Processing, Inc.	37,663	7,098,346
Broadridge Financial Solutions, Inc.	10,092	1,545,085
Cognizant Technology Solutions Corp., Class A	46,149	3,605,160
DXC Technology Co.*	22,036	688,845
Fidelity National Information Services, Inc.	54,565	7,672,385
Fiserv, Inc.*	50,333	5,991,640
FleetCor Technologies, Inc.*	7,484	2,010,427
Gartner, Inc.*	7,814	1,426,446
Global Payments, Inc.	25,976	5,236,242
International Business Machines Corp.	78,491	10,459,711
Jack Henry & Associates, Inc.	7,012	1,063,861
Mastercard, Inc., Class A	77,097	27,450,387
Paychex, Inc.	28,120	2,756,322
PayPal Holdings, Inc.*	102,830	24,971,237
VeriSign, Inc.*	8,619	1,713,112
Visa, Inc., Class A	148,980	31,543,535
Western Union Co. (The)	34,425	848,921

		152,945,570

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	106,801	8,383,878
Analog Devices, Inc.	32,448	5,032,036
Applied Materials, Inc.	80,462	10,749,723
Broadcom, Inc.	35,947	16,667,186
Enphase Energy, Inc.*	11,554	1,873,597
Intel Corp.	357,155	22,857,920
KLA Corp.	13,619	4,499,718
Lam Research Corp.	12,516	7,450,024
Maxim Integrated Products, Inc.	23,490	2,146,281
Microchip Technology, Inc.	23,600	3,663,192
Micron Technology, Inc.*	98,063	8,650,137
Monolithic Power Systems, Inc.	3,761	1,328,423
NVIDIA Corp.	54,492	29,094,914
NXP Semiconductors NV	24,339	4,900,414
Qorvo, Inc.*	9,953	1,818,413
QUALCOMM, Inc.	100,078	13,269,342

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	14,576	$2,674,404
Teradyne, Inc.	14,591	1,775,433
Texas Instruments, Inc.	80,828	15,275,684
Xilinx, Inc.	21,535	2,668,187

		164,778,906

Software (7.5%)
Adobe, Inc.*	42,071	19,999,291
ANSYS, Inc.*	7,799	2,648,229
Autodesk, Inc.*	19,312	5,352,321
Cadence Design Systems, Inc.*	24,478	3,353,241
Citrix Systems, Inc.	10,658	1,495,957
Fortinet, Inc.*	11,810	2,178,000
Intuit, Inc.	24,073	9,221,403
Microsoft Corp.	663,064	156,330,599
NortonLifeLock, Inc.	49,488	1,052,115
Oracle Corp.	162,955	11,434,552
Paycom Software, Inc.*	4,334	1,603,840
salesforce.com, Inc.*	80,568	17,069,942
ServiceNow, Inc.*	17,367	8,685,410
Synopsys, Inc.*	13,461	3,335,367
Tyler Technologies, Inc.*	3,567	1,514,299

		245,274,566

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	1,387,286	169,456,985
Hewlett Packard Enterprise Co.	116,262	1,829,964
HP, Inc.	110,024	3,493,262
NetApp, Inc.	19,795	1,438,502
Seagate Technology plc	17,561	1,347,807
Western Digital Corp.	26,513	1,769,743

		179,336,263

Total Information Technology		787,392,768

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	19,421	5,463,904
Albemarle Corp.	10,201	1,490,468
Celanese Corp.	9,979	1,494,954
CF Industries Holdings, Inc.	18,611	844,567
Corteva, Inc.	65,550	3,055,941
Dow, Inc.	65,347	4,178,287
DuPont de Nemours, Inc.	47,257	3,652,021
Eastman Chemical Co.	11,815	1,301,068
Ecolab, Inc.	21,807	4,668,224
FMC Corp.	11,201	1,238,943
International Flavors & Fragrances, Inc.	21,892	3,056,342
Linde plc	45,870	12,850,022
LyondellBasell Industries NV, Class A	22,593	2,350,802
Mosaic Co. (The)	30,323	958,510
PPG Industries, Inc.	20,731	3,115,040
Sherwin-Williams Co. (The)	7,127	5,259,797

		54,978,890

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,564	1,868,502
Vulcan Materials Co.	11,645	1,965,094

		3,833,596

Containers & Packaging (0.3%)
Amcor plc	137,801	1,609,516
Avery Dennison Corp.	7,178	1,318,240
Ball Corp.	28,814	2,441,698
International Paper Co.	34,569	1,869,146
Packaging Corp. of America	8,030	1,079,874
Sealed Air Corp.	13,681	626,863
Westrock Co.	23,414	1,218,699

		10,164,036

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	127,947	4,213,295
Newmont Corp.	70,627	4,256,689
Nucor Corp.	26,443	2,122,580

		10,592,564

Total Materials		79,569,086

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	11,250	1,848,375
American Tower Corp. (REIT)	39,127	9,353,701
AvalonBay Communities, Inc. (REIT)	12,137	2,239,398
Boston Properties, Inc. (REIT)	12,420	1,257,649
Crown Castle International Corp. (REIT)	37,888	6,521,661
Digital Realty Trust, Inc. (REIT)	24,428	3,440,440
Duke Realty Corp. (REIT)	33,591	1,408,471
Equinix, Inc. (REIT)	7,840	5,327,986
Equity Residential (REIT)	30,325	2,172,180
Essex Property Trust, Inc. (REIT)	5,707	1,551,391
Extra Space Storage, Inc. (REIT)	11,673	1,547,256
Federal Realty Investment Trust (REIT)	6,017	610,425
Healthpeak Properties, Inc. (REIT)	47,010	1,492,097
Host Hotels & Resorts, Inc. (REIT)*	62,752	1,057,371
Iron Mountain, Inc. (REIT)	25,228	933,688
Kimco Realty Corp. (REIT)	38,802	727,537
Mid-America Apartment Communities, Inc. (REIT)	9,868	1,424,544
Prologis, Inc. (REIT)	64,986	6,888,516
Public Storage (REIT)	13,431	3,314,234
Realty Income Corp. (REIT)	32,817	2,083,879
Regency Centers Corp. (REIT)	14,049	796,719
SBA Communications Corp. (REIT)	9,489	2,633,672
Simon Property Group, Inc. (REIT)	29,093	3,309,911
UDR, Inc. (REIT)	26,711	1,171,544
Ventas, Inc. (REIT)	32,831	1,751,206
Vornado Realty Trust (REIT)	13,585	616,623
Welltower, Inc. (REIT)	36,376	2,605,613
Weyerhaeuser Co. (REIT)	65,720	2,339,632

		70,425,719

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	29,531	2,336,197

Total Real Estate		72,761,916

Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	21,564	1,167,906
American Electric Power Co., Inc.	43,626	3,695,122
Duke Energy Corp.	67,517	6,517,416
Edison International	33,250	1,948,450
Entergy Corp.	17,540	1,744,704
Evergy, Inc.	19,639	1,169,110
Eversource Energy	29,839	2,583,759
Exelon Corp.	85,801	3,752,936
FirstEnergy Corp.	47,473	1,646,838
NextEra Energy, Inc.	172,370	13,032,896
NRG Energy, Inc.	21,377	806,554
Pinnacle West Capital Corp.	10,006	813,988
PPL Corp.	67,619	1,950,132
Southern Co. (The)	92,932	5,776,653
Xcel Energy, Inc.	47,328	3,147,785

		49,754,249

Gas Utilities (0.0%)
Atmos Energy Corp.	11,316	1,118,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,406	$1,565,865

Multi-Utilities (0.7%)
Ameren Corp.	22,685	1,845,652
CenterPoint Energy, Inc.	47,027	1,065,161
CMS Energy Corp.	26,134	1,599,923
Consolidated Edison, Inc.	29,871	2,234,351
Dominion Energy, Inc.	70,686	5,369,309
DTE Energy Co.	17,041	2,268,839
NiSource, Inc.	33,868	816,557
Public Service Enterprise Group, Inc.	44,105	2,655,562
Sempra Energy	26,508	3,514,431
WEC Energy Group, Inc.	27,692	2,591,694

		23,961,479

Water Utilities (0.1%)
American Water Works Co., Inc.	15,930	2,388,226

Total Utilities		78,788,406

Total Common Stocks (90.2%) (Cost $953,829,067)		2,955,131,088

SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	119,634,694	119,694,511

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $559,573, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $570,764.(xx)	559,573	559,573

Total Repurchase Agreements		659,573

Total Short-Term Investments (3.7%) (Cost $120,381,657)		120,354,084

Total Investments in Securities (93.9%) (Cost $1,074,210,724)		3,075,485,172
Other Assets Less Liabilities (6.1%)		199,888,002

Net Assets (100%)		$3,275,373,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,473,584.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $648,685. This was collateralized by cash of $659,573 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	26,248	4,066,657	—	(165,250)	117,100	585,655	4,604,162	31,387	—
Capital Markets
BlackRock, Inc.	8,787	6,592,711	—	(255,074)	81,172	206,238	6,625,047	36,290	—

Total		10,659,368	—	(420,324)	198,272	791,893	11,229,209	67,677	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,614	6/2021	USD	320,169,180	3,030,145

					3,030,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$323,139,897	$—	$—	$323,139,897
Consumer Discretionary	368,451,871	—	—	368,451,871
Consumer Staples	181,692,997	—	—	181,692,997
Energy	82,830,986	—	—	82,830,986
Financials	334,246,639	—	—	334,246,639
Health Care	384,308,542	—	—	384,308,542
Industrials	261,947,980	—	—	261,947,980
Information Technology	787,392,768	—	—	787,392,768
Materials	79,569,086	—	—	79,569,086
Real Estate	72,761,916	—	—	72,761,916
Utilities	78,788,406	—	—	78,788,406
Futures	3,030,145	—	—	3,030,145
Short-Term Investments
Investment Company	119,694,511	—	—	119,694,511
Repurchase Agreements	—	659,573	—	659,573

Total Assets	$3,077,855,744	$659,573	$—	$3,078,515,317

Total Liabilities	$—	$—	$—	$—

Total	$3,077,855,744	$659,573	$—	$3,078,515,317

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,047,493,028
Aggregate gross unrealized depreciation	(50,311,162)

Net unrealized appreciation	$1,997,181,866

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,081,333,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	14,886	$614,047

Entertainment (0.2%)
Cinemark Holdings, Inc.(x)*	13,656	278,719
World Wrestling Entertainment, Inc., Class A	5,899	320,080

		598,799

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	12,138	652,903
Yelp, Inc.*	8,872	346,008

		998,911

Media (1.0%)
Cable One, Inc.	700	1,279,852
John Wiley & Sons, Inc., Class A	5,530	299,726
New York Times Co. (The), Class A	18,249	923,765
TEGNA, Inc.	27,657	520,781

		3,024,124

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	12,637	290,145

Total Communication Services		5,526,026

Consumer Discretionary (13.3%)
Auto Components (1.6%)
Adient plc*	11,834	523,063
Dana, Inc.	18,226	443,439
Fox Factory Holding Corp.*	5,269	669,479
Gentex Corp.	30,684	1,094,498
Goodyear Tire & Rubber Co. (The)*	29,401	516,576
Lear Corp.	6,913	1,252,981
Visteon Corp.*	3,532	430,727

		4,930,763

Automobiles (0.5%)
Harley-Davidson, Inc.	19,312	774,411
Thor Industries, Inc.	6,970	939,138

		1,713,549

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	6,243	246,848
Graham Holdings Co., Class B	536	301,468
Grand Canyon Education, Inc.*	5,892	631,033
H&R Block, Inc.	23,116	503,929
Service Corp. International	21,254	1,085,017
Strategic Education, Inc.	3,117	286,483
WW International, Inc.*	5,971	186,773

		3,241,551

Hotels, Restaurants & Leisure (2.6%)
Boyd Gaming Corp.*	10,122	596,793
Choice Hotels International, Inc.	3,632	389,677
Churchill Downs, Inc.	4,359	991,324
Cracker Barrel Old Country Store, Inc.	2,990	516,911
Jack in the Box, Inc.	2,877	315,837
Marriott Vacations Worldwide Corp.*	5,205	906,607
Papa John’s International, Inc.	4,152	368,033
Scientific Games Corp., Class A*	7,132	274,725
Six Flags Entertainment Corp.*	9,548	443,696
Texas Roadhouse, Inc.*	8,242	790,737
Travel + Leisure Co.	10,810	661,140
Wendy’s Co. (The)	22,590	457,673
Wingstop, Inc.	3,737	475,234
Wyndham Hotels & Resorts, Inc.	11,738	819,078

		8,007,465

Household Durables (1.5%)
Helen of Troy Ltd.*	3,084	649,676
KB Home	11,204	521,322
Taylor Morrison Home Corp., Class A*	16,340	503,435
Tempur Sealy International, Inc.	24,049	879,232
Toll Brothers, Inc.	14,062	797,737
TopBuild Corp.*	4,166	872,485
Tri Pointe Homes, Inc.*	15,019	305,787

		4,529,674

Internet & Direct Marketing Retail (0.2%)
Grubhub, Inc.*	11,735	704,100

Leisure Products (1.1%)
Brunswick Corp.	9,796	934,245
Mattel, Inc.*	43,872	873,930
Polaris, Inc.	7,352	981,492
YETI Holdings, Inc.*	9,431	681,012

		3,470,679

Multiline Retail (0.7%)
Kohl’s Corp.	19,870	1,184,451
Nordstrom, Inc.(x)*	13,698	518,743
Ollie’s Bargain Outlet Holdings, Inc.*	7,154	622,398

		2,325,592

Specialty Retail (2.9%)
American Eagle Outfitters, Inc.	18,844	550,999
AutoNation, Inc.*	6,953	648,159
Dick’s Sporting Goods, Inc.	8,288	631,131
Five Below, Inc.*	7,045	1,344,116
Foot Locker, Inc.	13,126	738,337
Lithia Motors, Inc., Class A	3,371	1,314,993
Murphy USA, Inc.	3,196	462,014
RH*	2,069	1,234,365
Urban Outfitters, Inc.*	8,666	322,289
Williams-Sonoma, Inc.	9,671	1,733,043

		8,979,446

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	19,028	970,428
Carter’s, Inc.*	5,549	493,473
Columbia Sportswear Co.	3,847	406,359
Deckers Outdoor Corp.*	3,551	1,173,321
Skechers USA, Inc., Class A*	17,223	718,371

		3,761,952

Total Consumer Discretionary		41,664,771

Consumer Staples (3.3%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,159	1,398,079

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	17,294	775,809
Casey’s General Stores, Inc.	4,667	1,008,959
Grocery Outlet Holding Corp.*	10,895	401,916
Sprouts Farmers Market, Inc.*	14,911	396,931

		2,583,615

Food Products (1.8%)
Darling Ingredients, Inc.*	20,483	1,507,139
Flowers Foods, Inc.	24,800	590,240
Hain Celestial Group, Inc. (The)*	10,364	451,870
Ingredion, Inc.	8,468	761,443
Lancaster Colony Corp.	2,466	432,438
Pilgrim’s Pride Corp.*	6,053	144,001
Post Holdings, Inc.*	7,516	794,591
Sanderson Farms, Inc.	2,519	392,410
Tootsie Roll Industries, Inc.(x)	2,187	72,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	7,011	$366,255

		5,512,842

Household Products (0.1%)
Energizer Holdings, Inc.	7,356	349,116

Personal Products (0.2%)
Coty, Inc., Class A*	35,978	324,162
Nu Skin Enterprises, Inc., Class A	6,457	341,510

		665,672

Total Consumer Staples		10,509,324

Energy (1.2%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	23,477	510,155

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Corp.	36,296	327,753
Cimarex Energy Co.	12,958	769,576
CNX Resources Corp.*	27,347	402,001
EQT Corp.*	35,120	652,529
Equitrans Midstream Corp.	51,432	419,685
Murphy Oil Corp.	18,312	300,500
World Fuel Services Corp.	8,066	283,923

		3,155,967

Total Energy		3,666,122

Financials (14.4%)
Banks (6.8%)
Associated Banc-Corp.	19,352	412,972
BancorpSouth Bank	12,179	395,574
Bank of Hawaii Corp.(x)	5,046	451,567
Bank OZK	15,207	621,206
Cathay General Bancorp	9,442	385,045
CIT Group, Inc.	12,460	641,815
Commerce Bancshares, Inc.	13,276	1,017,074
Cullen/Frost Bankers, Inc.	7,080	770,021
East West Bancorp, Inc.	17,821	1,315,190
First Financial Bankshares, Inc.	17,922	837,495
First Horizon Corp.	69,999	1,183,683
FNB Corp.	40,593	515,531
Fulton Financial Corp.	20,554	350,035
Glacier Bancorp, Inc.	12,014	685,759
Hancock Whitney Corp.	10,908	458,245
Home BancShares, Inc.	19,124	517,304
International Bancshares Corp.	7,036	326,611
PacWest Bancorp	14,712	561,263
Pinnacle Financial Partners, Inc.	9,583	849,629
Prosperity Bancshares, Inc.	11,696	875,913
Signature Bank	7,193	1,626,337
Sterling Bancorp	24,404	561,780
Synovus Financial Corp.	18,718	856,348
TCF Financial Corp.	19,218	892,868
Texas Capital Bancshares, Inc.*	6,361	451,122
Trustmark Corp.	8,057	271,199
UMB Financial Corp.	5,471	505,137
Umpqua Holdings Corp.	27,758	487,153
United Bankshares, Inc.	16,268	627,619
Valley National Bancorp	51,116	702,334
Webster Financial Corp.	11,372	626,711
Wintrust Financial Corp.	7,126	540,151

		21,320,691

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	5,362	799,099
Evercore, Inc., Class A	5,306	699,012
FactSet Research Systems, Inc.	4,798	1,480,615
Federated Hermes, Inc., Class B	11,940	373,722
Interactive Brokers Group, Inc., Class A	10,165	742,451
Janus Henderson Group plc	21,519	670,317
SEI Investments Co.	14,991	913,402
Stifel Financial Corp.	13,203	845,784

		6,524,402

Consumer Finance (0.7%)
FirstCash, Inc.	5,144	337,807
LendingTree, Inc.(x)*	1,380	293,940
Navient Corp.	23,081	330,289
PROG Holdings, Inc.	8,534	369,437
SLM Corp.	42,261	759,430

		2,090,903

Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	25,414	764,961

Insurance (3.8%)
Alleghany Corp.*	1,776	1,112,291
American Financial Group, Inc.	8,826	1,007,047
Brighthouse Financial, Inc.*	10,906	482,590
Brown & Brown, Inc.	29,510	1,348,902
CNO Financial Group, Inc.	16,881	410,039
First American Financial Corp.	13,834	783,696
Genworth Financial, Inc., Class A*	64,774	215,050
Hanover Insurance Group, Inc. (The)	4,560	590,338
Kemper Corp.	7,743	617,272
Kinsale Capital Group, Inc.	2,707	446,114
Mercury General Corp.	3,399	206,693
Old Republic International Corp.	35,626	778,072
Primerica, Inc.	4,976	735,552
Reinsurance Group of America, Inc.	8,554	1,078,232
RenaissanceRe Holdings Ltd.	6,398	1,025,279
RLI Corp.	5,001	557,962
Selective Insurance Group, Inc.	7,526	545,936

		11,941,065

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	14,197	674,216
MGIC Investment Corp.	42,661	590,855
New York Community Bancorp, Inc.	58,670	740,415
Washington Federal, Inc.	9,539	293,801

		2,299,287

Total Financials		44,941,309

Health Care (10.2%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	13,053	865,544
Emergent BioSolutions, Inc.*	5,705	530,052
Exelixis, Inc.*	39,317	888,171
Halozyme Therapeutics, Inc.*	16,000	667,040
Ligand Pharmaceuticals, Inc.(x)*	2,082	317,401
Neurocrine Biosciences, Inc.*	11,829	1,150,370
United Therapeutics Corp.*	5,628	941,396

		5,359,974

Health Care Equipment & Supplies (3.0%)
Avanos Medical, Inc.*	6,084	266,114
Cantel Medical Corp.*	4,765	380,438
Globus Medical, Inc., Class A*	9,738	600,542
Haemonetics Corp.*	6,405	711,019
Hill-Rom Holdings, Inc.	8,365	924,165
ICU Medical, Inc.*	2,478	509,080
Integra LifeSciences Holdings Corp.*	8,909	615,523
LivaNova plc*	6,127	451,744
Masimo Corp.*	6,428	1,476,255
Neogen Corp.*	6,705	596,007
NuVasive, Inc.*	6,474	424,435
Penumbra, Inc.*	4,272	1,155,918
Quidel Corp.*	4,864	622,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
STAAR Surgical Co.*	5,875	$619,284

		9,352,776

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	11,217	640,939
Amedisys, Inc.*	4,145	1,097,555
Chemed Corp.	2,033	934,814
Encompass Health Corp.	12,509	1,024,487
HealthEquity, Inc.*	10,433	709,444
LHC Group, Inc.*	3,993	763,501
Molina Healthcare, Inc.*	7,359	1,720,240
Patterson Cos., Inc.	10,999	351,418
Tenet Healthcare Corp.*	13,372	695,344

		7,937,742

Life Sciences Tools & Services (2.4%)
Bio-Techne Corp.	4,890	1,867,638
Charles River Laboratories International, Inc.*	6,267	1,816,364
Medpace Holdings, Inc.*	3,481	571,058
PRA Health Sciences, Inc.*	8,136	1,247,493
Repligen Corp.*	6,436	1,251,223
Syneos Health, Inc.*	10,411	789,674

		7,543,450

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	7,107	1,168,178
Nektar Therapeutics*	22,938	458,760

		1,626,938

Total Health Care		31,820,880

Industrials (16.7%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	8,052	1,146,766
Curtiss-Wright Corp.	5,145	610,197
Hexcel Corp.*	10,517	588,952
Mercury Systems, Inc.*	7,078	500,061

		2,845,976

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	12,869	1,586,748

Airlines (0.3%)
JetBlue Airways Corp.*	39,810	809,735

Building Products (1.8%)
Builders FirstSource, Inc.*	26,012	1,206,177
Lennox International, Inc.	4,365	1,360,090
Owens Corning	13,234	1,218,719
Simpson Manufacturing Co., Inc.	5,458	566,158
Trex Co., Inc.*	14,579	1,334,562

		5,685,706

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	6,243	494,633
Clean Harbors, Inc.*	6,383	536,555
Healthcare Services Group, Inc.	9,457	265,080
Herman Miller, Inc.	7,450	306,567
IAA, Inc.*	16,954	934,844
KAR Auction Services, Inc.*	16,465	246,975
MSA Safety, Inc.	4,595	689,342
Stericycle, Inc.*	11,538	778,930
Tetra Tech, Inc.	6,840	928,325

		5,181,251

Construction & Engineering (1.3%)
AECOM*	18,548	1,189,112
Dycom Industries, Inc.*	3,847	357,194
EMCOR Group, Inc.	6,903	774,241
Fluor Corp.*	15,844	365,838
MasTec, Inc.*	7,101	665,364
Valmont Industries, Inc.	2,666	633,628

		3,985,377

Electrical Equipment (1.6%)
Acuity Brands, Inc.	4,506	743,490
EnerSys	5,389	489,321
Hubbell, Inc.	6,858	1,281,692
nVent Electric plc	21,306	594,651
Regal Beloit Corp.	5,112	729,380
Sunrun, Inc.*	20,153	1,218,853

		5,057,387

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	6,730	1,107,623

Machinery (4.8%)
AGCO Corp.	7,771	1,116,304
Colfax Corp.*	14,517	635,990
Crane Co.	6,226	584,684
Donaldson Co., Inc.	15,882	923,697
Flowserve Corp.	16,391	636,135
Graco, Inc.	21,266	1,523,071
ITT, Inc.	10,906	991,464
Kennametal, Inc.	10,502	419,765
Lincoln Electric Holdings, Inc.	7,510	923,279
Middleby Corp. (The)*	7,006	1,161,244
Nordson Corp.	6,803	1,351,620
Oshkosh Corp.	8,632	1,024,273
Terex Corp.	8,754	403,297
Timken Co. (The)	8,567	695,383
Toro Co. (The)	13,547	1,397,238
Trinity Industries, Inc.	10,199	290,570
Woodward, Inc.	7,380	890,249

		14,968,263

Marine (0.1%)
Kirby Corp.*	7,553	455,295

Professional Services (1.6%)
ASGN, Inc.*	6,685	638,016
CACI International, Inc., Class A*	3,181	784,625
CoreLogic, Inc.	9,219	730,606
FTI Consulting, Inc.*	4,317	604,855
Insperity, Inc.	4,492	376,160
KBR, Inc.	17,861	685,684
ManpowerGroup, Inc.	6,919	684,289
Science Applications International Corp.	7,328	612,548

		5,116,783

Road & Rail (0.9%)
Avis Budget Group, Inc.*	6,505	471,873
Knight-Swift Transportation Holdings, Inc.	15,382	739,720
Landstar System, Inc.	4,835	798,065
Ryder System, Inc.	6,790	513,663
Werner Enterprises, Inc.	7,180	338,681

		2,862,002

Trading Companies & Distributors (0.8%)
GATX Corp.	4,424	410,282
MSC Industrial Direct Co., Inc., Class A	5,879	530,227
Univar Solutions, Inc.*	21,359	460,073
Watsco, Inc.	4,163	1,085,502

		2,486,084

Total Industrials		52,148,230

Information Technology (13.0%)
Communications Equipment (0.8%)
Ciena Corp.*	19,527	1,068,517
Lumentum Holdings, Inc.*	9,529	870,474
NetScout Systems, Inc.*	9,336	262,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Viasat, Inc.(x)*	8,182	$393,309

		2,595,202

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	9,429	1,044,922
Avnet, Inc.	12,535	520,328
Belden, Inc.	5,687	252,332
Cognex Corp.	22,183	1,840,967
Coherent, Inc.*	3,075	777,637
II-VI, Inc.*	13,199	902,416
Jabil, Inc.	17,055	889,589
Littelfuse, Inc.	3,110	822,408
National Instruments Corp.	16,584	716,180
SYNNEX Corp.	5,197	596,823
Vishay Intertechnology, Inc.	16,737	403,027
Vontier Corp.*	21,224	642,451

		9,409,080

IT Services (1.5%)
Alliance Data Systems Corp.	6,274	703,253
Concentrix Corp.*	5,254	786,629
LiveRamp Holdings, Inc.*	8,427	437,193
MAXIMUS, Inc.	7,730	688,279
Perspecta, Inc.	17,244	500,938
Sabre Corp.*	39,985	592,178
WEX, Inc.*	5,582	1,167,866

		4,876,336

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	13,551	321,294
Brooks Automation, Inc.	9,345	763,019
Cirrus Logic, Inc.*	7,310	619,815
CMC Materials, Inc.	3,691	652,532
Cree, Inc.*	14,535	1,571,670
First Solar, Inc.*	10,680	932,364
MKS Instruments, Inc.	6,978	1,293,861
Semtech Corp.*	8,195	565,455
Silicon Laboratories, Inc.*	5,547	782,515
SolarEdge Technologies, Inc.*	6,521	1,874,396
Synaptics, Inc.(x)*	4,407	596,796
Universal Display Corp.	5,424	1,284,240

		11,257,957

Software (3.7%)
ACI Worldwide, Inc.*	14,755	561,428
Blackbaud, Inc.*	6,042	429,465
CDK Global, Inc.	15,327	828,578
Ceridian HCM Holding, Inc.*	16,483	1,389,022
CommVault Systems, Inc.*	5,942	383,259
Fair Isaac Corp.*	3,704	1,800,329
InterDigital, Inc.	3,920	248,724
j2 Global, Inc.*	5,377	644,487
Manhattan Associates, Inc.*	8,030	942,561
Paylocity Holding Corp.*	4,723	849,337
PTC, Inc.*	13,260	1,825,239
Qualys, Inc.*	4,256	445,944
Sailpoint Technologies Holdings, Inc.*	11,503	582,512
Teradata Corp.*	13,736	529,386

		11,460,271

Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	16,390	622,000
Xerox Holdings Corp.	21,014	510,010

		1,132,010

Total Information Technology		40,730,856

Materials (5.9%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	6,882	610,915
Avient Corp.	11,498	543,511
Cabot Corp.	7,162	375,575
Chemours Co. (The)	20,789	580,221
Ingevity Corp.*	5,012	378,557
Minerals Technologies, Inc.	4,310	324,629
NewMarket Corp.	929	353,169
Olin Corp.	17,993	683,194
RPM International, Inc.	16,406	1,506,891
Scotts Miracle-Gro Co. (The)	5,145	1,260,371
Sensient Technologies Corp.	5,345	416,910
Valvoline, Inc.	22,673	591,085

		7,625,028

Construction Materials (0.2%)
Eagle Materials, Inc.	5,293	711,432

Containers & Packaging (0.8%)
AptarGroup, Inc.	8,227	1,165,519
Greif, Inc., Class A	3,220	183,540
Silgan Holdings, Inc.	9,887	415,551
Sonoco Products Co.	12,638	799,985

		2,564,595

Metals & Mining (2.1%)
Cleveland-Cliffs, Inc.	57,839	1,163,142
Commercial Metals Co.	15,142	466,979
Compass Minerals International, Inc.	4,299	269,633
Reliance Steel & Aluminum Co.	8,029	1,222,737
Royal Gold, Inc.	8,260	888,941
Steel Dynamics, Inc.	25,246	1,281,487
United States Steel Corp.	33,072	865,494
Worthington Industries, Inc.	4,305	288,823

		6,447,236

Paper & Forest Products (0.3%)
Domtar Corp.	6,963	257,283
Louisiana-Pacific Corp.	13,396	742,942

		1,000,225

Total Materials		18,348,516

Real Estate (8.3%)
Equity Real Estate Investment Trusts (REITs) (7.9%)
American Campus Communities, Inc. (REIT)	17,341	748,611
Apartment Income REIT Corp. (REIT)	18,741	801,365
Brixmor Property Group, Inc. (REIT)	37,389	756,379
Camden Property Trust (REIT)	12,284	1,350,134
CoreSite Realty Corp. (REIT)	5,389	645,872
Corporate Office Properties Trust (REIT)	13,955	367,435
Cousins Properties, Inc. (REIT)	18,708	661,328
CyrusOne, Inc. (REIT)	15,160	1,026,635
Douglas Emmett, Inc. (REIT)	20,787	652,712
EastGroup Properties, Inc. (REIT)	5,000	716,400
EPR Properties (REIT)	9,394	437,666
First Industrial Realty Trust, Inc. (REIT)	16,248	743,996
Healthcare Realty Trust, Inc. (REIT)	17,603	533,723
Highwoods Properties, Inc. (REIT)	13,097	562,385
Hudson Pacific Properties, Inc. (REIT)	19,113	518,536
JBG SMITH Properties (REIT)	14,001	445,092
Kilroy Realty Corp. (REIT)	13,328	874,717
Lamar Advertising Co. (REIT), Class A	10,907	1,024,385
Life Storage, Inc. (REIT)	9,515	817,814
Macerich Co. (The) (REIT)(x)	14,618	171,031
Medical Properties Trust, Inc. (REIT)	73,097	1,555,504
National Retail Properties, Inc. (REIT)	22,076	972,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	29,208	$1,069,889
Park Hotels & Resorts, Inc. (REIT)*	29,777	642,588
Pebblebrook Hotel Trust (REIT)	16,533	401,587
Physicians Realty Trust (REIT)	26,520	468,608
PotlatchDeltic Corp. (REIT)	8,437	446,486
PS Business Parks, Inc. (REIT)	2,549	394,024
Rayonier, Inc. (REIT)	17,359	559,828
Rexford Industrial Realty, Inc. (REIT)	16,554	834,322
Sabra Health Care REIT, Inc. (REIT)	26,554	460,977
Service Properties Trust (REIT)	20,979	248,811
SL Green Realty Corp. (REIT)(x)	8,722	610,453
Spirit Realty Capital, Inc. (REIT)(x)	14,472	615,060
STORE Capital Corp. (REIT)	30,226	1,012,571
Urban Edge Properties (REIT)	14,024	231,677
Weingarten Realty Investors (REIT)	15,193	408,844

		24,790,334

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	6,460	1,156,598

Total Real Estate		25,946,932

Utilities (3.1%)
Electric Utilities (1.0%)
ALLETE, Inc.	6,557	440,565
Hawaiian Electric Industries, Inc.	13,749	610,868
IDACORP, Inc.	6,345	634,310
OGE Energy Corp.	25,195	815,310
PNM Resources, Inc.	10,817	530,574

		3,031,627

Gas Utilities (1.2%)
National Fuel Gas Co.	11,474	573,585
New Jersey Resources Corp.	12,129	483,583
ONE Gas, Inc.	6,687	514,297
Southwest Gas Holdings, Inc.	7,202	494,849
Spire, Inc.	6,511	481,098
UGI Corp.	26,269	1,077,292

		3,624,704

Multi-Utilities (0.5%)
Black Hills Corp.	7,908	528,017
MDU Resources Group, Inc.	25,261	798,500
NorthWestern Corp.	6,373	415,520

		1,742,037

Water Utilities (0.4%)
Essential Utilities, Inc.	28,137	1,259,131

Total Utilities		9,657,499

Total Common Stocks (91.2%) (Cost $175,666,691)		284,960,465

SHORT-TERM INVESTMENTS:
Investment Company (4.9%)
JPMorgan Prime Money Market Fund, IM Shares	15,145,212	15,152,785

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $43,225, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $44,090.(xx)	$43,225	43,225
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $611,703, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $623,937.(xx)	611,703	611,703
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $110,604.(xx)	100,000	100,000

Total Repurchase Agreements		754,928

Total Short-Term Investments (5.1%) (Cost $15,903,683)		15,907,713

Total Investments in Securities (96.3%) (Cost $191,570,374)		300,868,178
Other Assets Less Liabilities (3.7%)		11,414,846

Net Assets (100%)		$312,283,024

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,375,749. This was collateralized by $652,175 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $754,928 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	105	6/2021	USD	27,355,650	(267,455)

					(267,455)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,526,026	$—	$—	$5,526,026
Consumer Discretionary	41,664,771	—	—	41,664,771
Consumer Staples	10,509,324	—	—	10,509,324
Energy	3,666,122	—	—	3,666,122
Financials	44,941,309	—	—	44,941,309
Health Care	31,820,880	—	—	31,820,880
Industrials	52,148,230	—	—	52,148,230
Information Technology	40,730,856	—	—	40,730,856
Materials	18,348,516	—	—	18,348,516
Real Estate	25,946,932	—	—	25,946,932
Utilities	9,657,499	—	—	9,657,499
Short-Term Investments
Investment Company	15,152,785	—	—	15,152,785
Repurchase Agreements	—	754,928	—	754,928

Total Assets	$300,113,250	$754,928	$—	$300,868,178

Liabilities:
Futures	$(267,455)	$—	$—	$(267,455)

Total Liabilities	$(267,455)	$—	$—	$(267,455)

Total	$299,845,795	$754,928	$—	$300,600,723

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,880,764
Aggregate gross unrealized depreciation	(5,704,523)

Net unrealized appreciation	$108,176,241

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,424,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.6%)
Alaska Communications Systems Group, Inc.	21,566	$70,090
Anterix, Inc.*	3,629	171,144
ATN International, Inc.	5,559	273,058
Bandwidth, Inc., Class A*	9,416	1,193,384
Cincinnati Bell, Inc.*	22,612	347,094
Cogent Communications Holdings, Inc.	19,809	1,362,067
Consolidated Communications Holdings, Inc.*	33,610	241,992
IDT Corp., Class B*	5,846	132,470
Iridium Communications, Inc.*	53,978	2,226,593
Liberty Latin America Ltd., Class A*	15,872	203,638
Liberty Latin America Ltd., Class C*	68,714	891,907
Ooma, Inc.*	11,351	179,913
ORBCOMM, Inc.*	32,169	245,449
Vonage Holdings Corp.*	109,880	1,298,782

		8,837,581

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)*	171,847	1,754,558
Cinemark Holdings, Inc.(x)*	52,264	1,066,708
Eros STX Global Corp.(x)*	58,800	106,428
Gaia, Inc.*	4,412	52,459
Glu Mobile, Inc.*	65,371	815,830
IMAX Corp.*	23,679	475,948
Liberty Media Corp.-Liberty Braves, Class A(x)*	6,238	177,846
Liberty Media Corp.-Liberty Braves, Class C*	16,209	450,934
LiveXLive Media, Inc.(x)*	17,931	77,821
Marcus Corp. (The)(x)*	14,167	283,198

		5,261,730

Interactive Media & Services (0.3%)
Cargurus, Inc.*	40,939	975,576
Cars.com, Inc.*	24,868	322,289
DHI Group, Inc.*	20,620	69,077
Eventbrite, Inc., Class A*	25,962	575,318
EverQuote, Inc., Class A*	7,079	256,897
Liberty TripAdvisor Holdings, Inc., Class A*	20,523	130,937
MediaAlpha, Inc., Class A*	5,906	209,250
QuinStreet, Inc.*	23,025	467,407
TrueCar, Inc.*	45,716	218,751
Yelp, Inc.*	33,614	1,310,946

		4,536,448

Media (0.7%)
AMC Networks, Inc., Class A*	13,036	692,994
Boston Omaha Corp., Class A*	6,506	192,317
Cardlytics, Inc.*	13,755	1,508,924
comScore, Inc.*	22,699	83,078
Daily Journal Corp.*	633	200,313
Emerald Holding, Inc.*	9,489	52,379
Entercom Communications Corp., Class A(x)*	35,758	187,730
Entravision Communications Corp., Class A	35,032	141,529
EW Scripps Co. (The), Class A	27,539	530,677
Fluent, Inc.*	12,747	52,263
Gannett Co., Inc.*	54,403	292,688
Gray Television, Inc.	39,056	718,630
Hemisphere Media Group, Inc.*	9,357	109,009
iHeartMedia, Inc., Class A*	28,742	521,667
Loral Space & Communications, Inc.(x)	5,836	219,842
Meredith Corp.*	17,877	532,377
MSG Networks, Inc., Class A*	13,184	198,287
National CineMedia, Inc.	23,468	108,422
Saga Communications, Inc., Class A*	1,576	34,436
Scholastic Corp.	10,707	322,388
Sinclair Broadcast Group, Inc., Class A	21,966	642,725
TechTarget, Inc.*	11,156	774,784
TEGNA, Inc.	98,838	1,861,120
Tribune Publishing Co.*	7,740	139,243
WideOpenWest, Inc.*	23,163	314,785

		10,432,607

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	19,276	271,213
Gogo, Inc.(x)*	18,845	182,043
Shenandoah Telecommunications Co.	23,161	1,130,488
Spok Holdings, Inc.	9,410	98,711

		1,682,455

Total Communication Services		30,750,821

Consumer Discretionary (13.0%)
Auto Components (1.2%)
Adient plc*	42,065	1,859,273
American Axle & Manufacturing Holdings, Inc.*	50,451	487,357
Cooper Tire & Rubber Co.	22,871	1,280,319
Cooper-Standard Holdings, Inc.*	5,451	197,980
Dana, Inc.	69,111	1,681,471
Dorman Products, Inc.*	12,519	1,284,950
Fox Factory Holding Corp.*	18,637	2,368,017
Gentherm, Inc.*	16,071	1,191,022
Goodyear Tire & Rubber Co. (The)*	111,399	1,957,280
LCI Industries	11,827	1,564,476
Modine Manufacturing Co.*	18,456	272,595
Motorcar Parts of America, Inc.*	7,501	168,773
Patrick Industries, Inc.	10,750	913,750
Standard Motor Products, Inc.	7,035	292,515
Stoneridge, Inc.*	8,778	279,228
Tenneco, Inc., Class A*	17,511	187,718
Visteon Corp.*	13,451	1,640,349
XPEL, Inc.(m)*	5,100	264,843

		17,891,916

Automobiles (0.1%)
Winnebago Industries, Inc.	15,304	1,173,970
Workhorse Group, Inc.(x)*	44,349	610,686

		1,784,656

Distributors (0.1%)
Core-Mark Holding Co., Inc.	20,023	774,690
Funko, Inc., Class A*	7,225	142,188
Greenlane Holdings, Inc., Class A(x)*	3,892	20,647
Weyco Group, Inc.	4,039	87,363

		1,024,888

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	24,534	970,074
American Public Education, Inc.*	5,133	182,889
Aspen Group, Inc.*	7,561	45,366
Carriage Services, Inc.	6,942	244,289
Houghton Mifflin Harcourt Co.*	33,702	256,809
Laureate Education, Inc., Class A*	49,904	678,195
OneSpaWorld Holdings Ltd.(x)*	19,197	204,448
Perdoceo Education Corp.*	24,295	290,568
Regis Corp.*	6,962	87,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Strategic Education, Inc.	11,057	$1,016,249
Stride, Inc.*	18,336	552,097
Universal Technical Institute, Inc.*	7,628	44,547
Vivint Smart Home, Inc.*	38,052	544,905
WW International, Inc.*	21,296	666,139

		5,784,018

Hotels, Restaurants & Leisure (3.6%)
Accel Entertainment, Inc.*	21,085	230,459
Bally’s Corp.*	8,175	531,211
Biglari Holdings, Inc., Class A(x)*	26	17,564
Biglari Holdings, Inc., Class B*	591	78,461
BJ’s Restaurants, Inc.*	10,537	611,989
Bloomin’ Brands, Inc.*	40,263	1,089,114
Bluegreen Vacations Corp.	8,956	96,546
Bluegreen Vacations Holding Corp.*	4,456	82,614
Boyd Gaming Corp.*	37,232	2,195,199
Brinker International, Inc.*	21,510	1,528,501
Caesars Entertainment, Inc.*	82,347	7,201,245
Carrols Restaurant Group, Inc.*	13,278	79,469
Century Casinos, Inc.*	7,260	74,560
Cheesecake Factory, Inc. (The)*	19,782	1,157,445
Churchill Downs, Inc.	17,665	4,017,374
Chuy’s Holdings, Inc.*	6,641	294,329
Cracker Barrel Old Country Store, Inc.	11,018	1,904,792
Dave & Buster’s Entertainment, Inc.*	18,866	903,681
Del Taco Restaurants, Inc.	8,798	84,285
Denny’s Corp.*	28,477	515,718
Dine Brands Global, Inc.*	7,562	680,807
El Pollo Loco Holdings, Inc.*	5,860	94,463
Everi Holdings, Inc.*	38,333	540,879
Fiesta Restaurant Group, Inc.*	7,939	99,952
GAN Ltd.(x)*	9,830	178,906
Golden Entertainment, Inc.*	6,706	169,393
Hilton Grand Vacations, Inc.*	40,376	1,513,696
International Game Technology plc(x)*	47,744	766,291
Jack in the Box, Inc.	10,862	1,192,430
Kura Sushi USA, Inc., Class A(x)*	1,270	40,183
Lindblad Expeditions Holdings, Inc.*	8,131	153,676
Marriott Vacations Worldwide Corp.*	18,504	3,223,027
Monarch Casino & Resort, Inc.*	4,079	247,269
Nathan’s Famous, Inc.	1,779	112,237
NEOGAMES SA*	1,871	66,926
Noodles & Co.*	15,309	158,448
Papa John’s International, Inc.	15,560	1,379,238
Penn National Gaming, Inc.*	71,115	7,455,697
PlayAGS, Inc.*	6,727	54,354
RCI Hospitality Holdings, Inc.	3,042	193,441
Red Robin Gourmet Burgers, Inc.*	5,087	202,920
Red Rock Resorts, Inc., Class A*	29,405	958,309
Ruth’s Hospitality Group, Inc.*	10,761	267,196
Scientific Games Corp., Class A*	26,825	1,033,299
SeaWorld Entertainment, Inc.*	22,682	1,126,615
Shake Shack, Inc., Class A*	16,886	1,904,234
Target Hospitality Corp.(x)*	17,419	43,722
Texas Roadhouse, Inc.*	29,940	2,872,444
Wingstop, Inc.	14,260	1,813,444

		51,238,052

Household Durables (2.0%)
Beazer Homes USA, Inc.*	11,432	239,158
Casper Sleep, Inc.*	9,784	70,836
Cavco Industries, Inc.*	4,192	945,757
Century Communities, Inc.*	13,207	796,646
Ethan Allen Interiors, Inc.	7,943	219,306
GoPro, Inc., Class A*	56,225	654,459
Green Brick Partners, Inc.*	10,075	228,501
Hamilton Beach Brands Holding Co., Class A	4,395	79,681
Helen of Troy Ltd.*	11,375	2,396,258
Hooker Furniture Corp.	4,455	162,429
Installed Building Products, Inc.	10,812	1,198,835
iRobot Corp.*	13,194	1,612,043
KB Home	42,814	1,992,135
La-Z-Boy, Inc.	19,869	844,035
Legacy Housing Corp.*	5,682	100,742
LGI Homes, Inc.*	10,704	1,598,214
Lifetime Brands, Inc.	4,756	69,866
Lovesac Co. (The)*	3,284	185,874
M.D.C. Holdings, Inc.	25,909	1,538,995
M/I Homes, Inc.*	12,537	740,561
Meritage Homes Corp.*	17,816	1,637,647
Purple Innovation, Inc.*	14,430	456,710
Skyline Champion Corp.*	26,007	1,177,077
Sonos, Inc.*	54,886	2,056,578
Taylor Morrison Home Corp., Class A*	56,381	1,737,099
TopBuild Corp.*	15,451	3,235,903
Tri Pointe Homes, Inc.*	62,662	1,275,798
Tupperware Brands Corp.*	21,396	565,068
Turtle Beach Corp.*	4,345	115,881
Universal Electronics, Inc.*	4,923	270,617
VOXX International Corp.*	5,485	104,544

		28,307,253

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A(x)*	8,504	234,796
CarParts.com, Inc.*	12,043	171,974
Duluth Holdings, Inc., Class B(x)*	4,264	72,232
Groupon, Inc.*	10,370	524,152
Lands’ End, Inc.*	4,363	108,246
Liquidity Services, Inc.*	8,981	166,867
Magnite, Inc.*	51,328	2,135,758
Overstock.com, Inc.(x)*	19,965	1,322,881
PetMed Express, Inc.(x)	6,692	235,391
Quotient Technology, Inc.*	39,459	644,760
RealReal, Inc. (The)*	30,583	692,093
Shutterstock, Inc.	9,702	863,866
Stamps.com, Inc.*	7,962	1,588,499
Stitch Fix, Inc., Class A*	28,057	1,389,944
Waitr Holdings, Inc.(x)*	25,537	74,823

		10,226,282

Leisure Products (0.6%)
Acushnet Holdings Corp.	16,027	662,396
American Outdoor Brands, Inc.*	3,970	100,044
Callaway Golf Co.	44,106	1,179,836
Clarus Corp.	10,302	175,649
Escalade, Inc.(x)	3,215	67,226
Johnson Outdoors, Inc., Class A	1,731	247,100
Malibu Boats, Inc., Class A*	9,945	792,418
Marine Products Corp.	6,397	104,079
MasterCraft Boat Holdings, Inc.*	7,111	189,081
Nautilus, Inc.(x)*	8,505	133,018
Smith & Wesson Brands, Inc.	17,348	302,723
Sturm Ruger & Co., Inc.	7,710	509,400
Vista Outdoor, Inc.*	28,158	903,027
YETI Holdings, Inc.*	36,269	2,618,984

		7,984,981

Multiline Retail (0.3%)
Big Lots, Inc.	18,123	1,237,801
Dillard’s, Inc., Class A(x)	2,076	200,479
Franchise Group, Inc.	6,623	239,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Macy’s, Inc.*	142,077	$2,300,227

		3,977,663

Specialty Retail (3.1%)
Aaron’s Co., Inc. (The)	12,557	322,464
Abercrombie & Fitch Co., Class A*	29,691	1,018,698
Academy Sports & Outdoors, Inc.*	10,133	273,490
American Eagle Outfitters, Inc.	72,428	2,117,795
America’s Car-Mart, Inc.*	2,301	350,603
Asbury Automotive Group, Inc.*	8,777	1,724,680
At Home Group, Inc.*	24,718	709,407
Bed Bath & Beyond, Inc.*	54,714	1,594,913
Boot Barn Holdings, Inc.*	12,204	760,431
Buckle, Inc. (The)	12,580	494,142
Caleres, Inc.	12,097	263,715
Camping World Holdings, Inc., Class A	15,543	565,454
Cato Corp. (The), Class A*	6,459	77,508
Chico’s FAS, Inc.*	36,838	121,934
Children’s Place, Inc. (The)*	6,637	462,599
Citi Trends, Inc.*	2,933	245,727
Conn’s, Inc.*	6,425	124,966
Container Store Group, Inc. (The)*	10,184	169,462
Designer Brands, Inc., Class A*	20,430	355,482
Envela Corp.(x)*	2,741	13,760
Express, Inc.*	20,199	81,200
GameStop Corp., Class A(x)*	26,123	4,958,668
Genesco, Inc.*	5,430	257,925
Group 1 Automotive, Inc.	7,751	1,223,030
GrowGeneration Corp.(x)*	18,439	916,234
Guess?, Inc.	13,432	315,652
Haverty Furniture Cos., Inc.	5,475	203,615
Hibbett Sports, Inc.*	7,300	502,897
Lithia Motors, Inc., Class A	11,977	4,672,108
Lumber Liquidators Holdings, Inc.*	9,284	233,214
MarineMax, Inc.*	9,547	471,240
Michaels Cos., Inc. (The)*	35,441	777,576
Monro, Inc.	15,009	987,592
Murphy USA, Inc.	11,548	1,669,379
National Vision Holdings, Inc.*	38,751	1,698,456
ODP Corp. (The)*	24,063	1,041,687
OneWater Marine, Inc., Class A*	3,336	133,307
Rent-A-Center, Inc.	22,670	1,307,152
RH*	7,237	4,317,594
Sally Beauty Holdings, Inc.*	53,839	1,083,779
Shoe Carnival, Inc.	3,681	227,780
Signet Jewelers Ltd.*	23,322	1,352,210
Sleep Number Corp.*	12,646	1,814,575
Sonic Automotive, Inc., Class A	11,692	579,572
Sportsman’s Warehouse Holdings, Inc.*	14,487	249,756
Tilly’s, Inc., Class A*	8,634	97,737
Urban Outfitters, Inc.*	32,847	1,221,580
Winmark Corp.	1,098	204,700
Zumiez, Inc.*	6,502	278,936

		44,646,381

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	31,079	2,500,306
Deckers Outdoor Corp.*	13,046	4,310,659
Fossil Group, Inc.*	14,258	176,799
G-III Apparel Group Ltd.*	19,712	594,120
Kontoor Brands, Inc.	24,912	1,208,979
Lakeland Industries, Inc.(x)*	2,279	63,493
Movado Group, Inc.	7,993	227,401
Oxford Industries, Inc.	7,309	638,953
Rocky Brands, Inc.	1,871	101,146
Steven Madden Ltd.	39,285	1,463,759
Superior Group of Cos., Inc.	4,122	104,781
Unifi, Inc.*	5,772	159,076
Vera Bradley, Inc.*	8,126	82,073
Wolverine World Wide, Inc.	37,886	1,451,792

		13,083,337

Total Consumer Discretionary		185,949,427

Consumer Staples (2.9%)
Beverages (0.3%)
Celsius Holdings, Inc.(x)*	16,560	795,708
Coca-Cola Consolidated, Inc.	2,182	630,118
MGP Ingredients, Inc.	4,988	295,040
National Beverage Corp.(x)	11,362	555,716
NewAge, Inc.(x)*	33,294	95,221
Primo Water Corp.	76,332	1,241,158

		3,612,961

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	9,625	263,532
BJ’s Wholesale Club Holdings, Inc.*	62,839	2,818,958
Chefs’ Warehouse, Inc. (The)*	9,035	275,206
HF Foods Group, Inc.(x)*	11,041	79,716
Ingles Markets, Inc., Class A	4,554	280,754
Natural Grocers by Vitamin Cottage, Inc.	4,817	84,538
Performance Food Group Co.*	60,085	3,461,497
PriceSmart, Inc.	10,719	1,037,063
Rite Aid Corp.(x)*	25,255	516,717
SpartanNash Co.	12,394	243,294
United Natural Foods, Inc.*	27,337	900,481
Village Super Market, Inc., Class A	4,247	100,102
Weis Markets, Inc.	3,513	198,555

		10,260,413

Food Products (1.3%)
Alico, Inc.	2,485	74,202
B&G Foods, Inc.(x)	31,157	967,736
Bridgford Foods Corp.*	702	10,881
Calavo Growers, Inc.	7,574	588,045
Cal-Maine Foods, Inc.*	16,220	623,172
Darling Ingredients, Inc.*	72,884	5,362,805
Farmer Bros Co.*	6,701	69,958
Fresh Del Monte Produce, Inc.	10,889	311,752
Freshpet, Inc.*	18,533	2,943,226
Hostess Brands, Inc.*	54,776	785,488
J & J Snack Foods Corp.	7,330	1,151,030
John B Sanfilippo & Son, Inc.	3,051	275,719
Laird Superfood, Inc.(x)*	827	30,988
Lancaster Colony Corp.	8,936	1,567,017
Landec Corp.*	11,790	124,974
Limoneira Co.	5,939	103,932
Mission Produce, Inc.(x)*	2,606	49,540
Sanderson Farms, Inc.	9,638	1,501,408
Seneca Foods Corp., Class A*	2,075	97,712
Simply Good Foods Co. (The)*	39,986	1,216,374
Tootsie Roll Industries, Inc.(x)	5,652	187,251
Vital Farms, Inc.(x)*	7,242	158,165

		18,201,375

Household Products (0.2%)
Central Garden & Pet Co.*	3,648	211,620
Central Garden & Pet Co., Class A*	19,211	996,859
Oil-Dri Corp. of America	2,725	93,849
WD-40 Co.	6,326	1,936,895

		3,239,223

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	18,397	434,353
Edgewell Personal Care Co.	25,598	1,013,681
elf Beauty, Inc.*	19,582	525,385
Inter Parfums, Inc.	8,157	578,576
Lifevantage Corp.*	9,123	85,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Medifast, Inc.	5,579	$1,181,744
Nature’s Sunshine Products, Inc.	3,775	75,349
Revlon, Inc., Class A(x)*	2,982	36,768
USANA Health Sciences, Inc.*	5,958	581,501
Veru, Inc.(x)*	23,950	258,061

		4,770,718

Tobacco (0.1%)
Turning Point Brands, Inc.	4,008	209,097
Universal Corp.	11,238	662,930
Vector Group Ltd.	66,426	926,643

		1,798,670

Total Consumer Staples		41,883,360

Energy (2.3%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	58,435	554,548
Aspen Aerogels, Inc.*	5,738	116,711
Bristow Group, Inc.*	4,297	111,206
Cactus, Inc., Class A	21,982	673,089
ChampionX Corp.*	89,240	1,939,185
DMC Global, Inc.*	8,292	449,924
Dril-Quip, Inc.*	16,217	538,891
Exterran Corp.*	10,051	33,772
Frank’s International NV*	81,238	288,395
Helix Energy Solutions Group, Inc.*	65,441	330,477
Liberty Oilfield Services, Inc., Class A*	33,007	372,649
Nabors Industries Ltd.(x)*	2,172	202,974
National Energy Services Reunited Corp.*	12,224	151,211
Newpark Resources, Inc.*	38,594	121,185
NexTier Oilfield Solutions, Inc.*	76,429	284,316
Oceaneering International, Inc.*	43,273	494,178
Oil States International, Inc.*	16,462	99,266
Patterson-UTI Energy, Inc.	90,308	643,896
ProPetro Holding Corp.*	38,049	405,602
RPC, Inc.*	34,328	185,371
Select Energy Services, Inc., Class A*	28,537	142,114
Solaris Oilfield Infrastructure, Inc., Class A	8,205	100,675
Tidewater, Inc.*	16,803	210,542
Transocean Ltd.(x)*	285,556	1,013,724
US Silica Holdings, Inc.*	34,063	418,634

		9,882,535

Oil, Gas & Consumable Fuels (1.6%)
Adams Resources & Energy, Inc.(x)	846	23,697
Antero Resources Corp.*	118,570	1,209,414
Arch Resources, Inc.*	4,399	182,998
Ardmore Shipping Corp.*	19,569	88,843
Berry Corp.	28,996	159,768
Bonanza Creek Energy, Inc.*	8,994	321,356
Brigham Minerals, Inc., Class A	15,713	230,038
Clean Energy Fuels Corp.*	59,694	820,196
CNX Resources Corp.*	99,753	1,466,369
Comstock Resources, Inc.*	9,384	51,987
CONSOL Energy, Inc.*	10,892	105,870
Contango Oil & Gas Co.(x)*	46,210	180,219
CVR Energy, Inc.	9,996	191,723
Delek US Holdings, Inc.	29,903	651,287
DHT Holdings, Inc.	48,828	289,550
Diamond S Shipping, Inc., Class S*	12,786	128,244
Dorian LPG Ltd.*	15,244	200,154
Earthstone Energy, Inc., Class A*	8,332	59,574
Energy Fuels, Inc.(x)*	53,193	302,136
Evolution Petroleum Corp.	19,535	66,028
Falcon Minerals Corp.	8,962	40,239
Frontline Ltd.(x)	36,484	260,861
Golar LNG Ltd.*	43,127	441,189
Goodrich Petroleum Corp.*	3,754	35,513
Green Plains, Inc.*	11,530	312,117
International Seaways, Inc.	11,387	220,680
Kosmos Energy Ltd.*	191,401	587,601
Magnolia Oil & Gas Corp., Class A*	51,852	595,261
Matador Resources Co.	48,352	1,133,855
NACCO Industries, Inc., Class A(x)	1,323	33,009
NextDecade Corp.(x)*	7,694	20,543
Nordic American Tankers Ltd.(x)	73,227	237,988
Overseas Shipholding Group, Inc., Class A*	26,761	55,128
Ovintiv, Inc.	119,722	2,851,778
Par Pacific Holdings, Inc.*	22,177	313,139
PBF Energy, Inc., Class A*	46,801	662,234
PDC Energy, Inc.*	45,845	1,577,068
Peabody Energy Corp.*	24,169	73,957
Penn Virginia Corp.*	4,856	65,070
PrimeEnergy Resources Corp.(x)*	181	9,483
Range Resources Corp.*	103,079	1,064,806
Renewable Energy Group, Inc.*	18,423	1,216,655
REX American Resources Corp.*	2,631	221,451
Scorpio Tankers, Inc.(x)	21,214	391,611
SFL Corp. Ltd.	37,406	299,996
SM Energy Co.	53,507	875,910
Southwestern Energy Co.*	295,709	1,375,047
Talos Energy, Inc.*	14,931	179,769
Tellurian, Inc.(x)*	66,912	156,574
Uranium Energy Corp.(x)*	100,255	286,729
W&T Offshore, Inc.(x)*	34,356	123,338
Whiting Petroleum Corp.*	467	16,555
World Fuel Services Corp.	28,971	1,019,779

		23,484,384

Total Energy		33,366,919

Financials (14.1%)
Banks (7.7%)
1st Constitution Bancorp	5,051	88,948
1st Source Corp.	5,500	261,690
ACNB Corp.	4,415	129,359
Allegiance Bancshares, Inc.	7,001	283,821
Altabancorp	6,137	257,999
Amalgamated Financial Corp.	7,007	116,246
Amerant Bancorp, Inc.*	8,368	155,394
American National Bankshares, Inc.	3,971	131,321
Ameris Bancorp	31,896	1,674,859
Ames National Corp.	3,302	84,465
Arrow Financial Corp.	5,153	171,646
Atlantic Capital Bancshares, Inc.*	6,703	161,542
Atlantic Union Bankshares Corp.	36,638	1,405,434
Auburn National BanCorp, Inc.	1,043	40,020
Banc of California, Inc.	12,947	234,082
BancFirst Corp.	8,028	567,499
Bancorp, Inc. (The)*	23,366	484,144
BancorpSouth Bank	45,348	1,472,903
Bank First Corp.(x)	2,366	177,426
Bank of Commerce Holdings	9,500	121,125
Bank of Marin Bancorp	3,972	155,544
Bank of NT Butterfield & Son Ltd. (The)	25,616	979,044
Bank of Princeton (The)	3,322	95,076
Bank7 Corp.	2,863	50,417
BankFinancial Corp.	9,482	97,854
BankUnited, Inc.	45,157	1,984,650
Bankwell Financial Group, Inc.	2,477	66,755
Banner Corp.	14,917	795,524
Bar Harbor Bankshares	5,505	161,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BayCom Corp.*	4,667	$84,099
BCB Bancorp, Inc.	4,796	66,185
Berkshire Hills Bancorp, Inc.	17,998	401,715
Boston Private Financial Holdings, Inc.	39,762	529,630
Brookline Bancorp, Inc.	34,741	521,115
Bryn Mawr Bank Corp.	6,521	296,771
Business First Bancshares, Inc.	7,050	168,706
Byline Bancorp, Inc.	8,782	185,739
C&F Financial Corp.	1,949	86,321
Cadence Bancorp	55,988	1,160,631
California Bancorp, Inc.*	2,718	48,408
Cambridge Bancorp	2,555	215,438
Camden National Corp.	5,555	265,862
Capital Bancorp, Inc.*	5,404	104,243
Capital City Bank Group, Inc.	5,624	146,336
Capstar Financial Holdings, Inc.	6,469	111,590
Carter Bankshares, Inc.*	9,775	136,459
Cathay General Bancorp	35,454	1,445,814
CB Financial Services, Inc.	1,825	40,387
CBTX, Inc.	5,354	164,475
Central Pacific Financial Corp.	8,884	237,025
Central Valley Community Bancorp	6,263	115,302
Century Bancorp, Inc., Class A	1,304	121,676
Chemung Financial Corp.	2,377	99,406
ChoiceOne Financial Services, Inc.	3,203	77,032
CIT Group, Inc.	44,496	2,291,989
Citizens & Northern Corp.	6,328	150,480
Citizens Holding Co.(x)	1,720	34,228
City Holding Co.	7,446	608,934
Civista Bancshares, Inc.	6,787	155,694
CNB Financial Corp.	6,964	171,384
Coastal Financial Corp.*	4,642	121,713
Codorus Valley Bancorp, Inc.	5,773	106,281
Colony Bankcorp, Inc.	3,779	58,952
Columbia Banking System, Inc.	34,773	1,498,369
Community Bank System, Inc.	25,367	1,946,156
Community Bankers Trust Corp.	12,485	110,118
Community Financial Corp. (The)	2,839	97,236
Community Trust Bancorp, Inc.	4,323	190,342
ConnectOne Bancorp, Inc.	12,621	319,942
County Bancorp, Inc.(x)	1,778	42,619
CrossFirst Bankshares, Inc.*	16,808	231,782
Customers Bancorp, Inc.*	9,766	310,754
CVB Financial Corp.	62,723	1,385,551
Dime Community Bancshares, Inc.	16,673	502,524
Eagle Bancorp Montana, Inc.	1,973	47,983
Eagle Bancorp, Inc.	14,838	789,530
Eastern Bankshares, Inc.	76,706	1,479,659
Enterprise Bancorp, Inc.	3,956	128,649
Enterprise Financial Services Corp.	10,309	509,677
Equity Bancshares, Inc., Class A*	5,320	145,768
Esquire Financial Holdings, Inc.*	4,107	93,681
Evans Bancorp, Inc.	2,687	91,062
Farmers & Merchants Bancorp, Inc.	4,125	103,702
Farmers National Banc Corp.	9,560	159,652
FB Financial Corp.	16,580	737,147
Fidelity D&D Bancorp, Inc.(x)	1,470	90,405
Financial Institutions, Inc.	5,547	168,019
First Bancorp (Nasdaq Stock Exchange)	12,555	546,142
First Bancorp (Quotrix Stock Exchange)	101,757	1,145,784
First Bancorp, Inc. (The)	5,220	152,372
First Bancshares, Inc. (The)	7,523	275,417
First Bank	6,359	77,389
First Busey Corp.	23,375	599,569
First Business Financial Services, Inc.	4,372	108,120
First Capital, Inc.(x)	1,846	89,919
First Choice Bancorp	3,696	89,850
First Commonwealth Financial Corp.	42,053	604,302
First Community Bankshares, Inc.	5,889	176,611
First Community Corp.	2,488	49,636
First Financial Bancorp	46,193	1,108,632
First Financial Bankshares, Inc.	58,496	2,733,518
First Financial Corp.	5,321	239,498
First Foundation, Inc.	13,769	323,021
First Guaranty Bancshares, Inc.	2,598	46,530
First Internet Bancorp	3,609	127,145
First Interstate BancSystem, Inc., Class A	19,793	911,270
First Merchants Corp.	27,398	1,274,007
First Mid Bancshares, Inc.	5,175	227,338
First Midwest Bancorp, Inc.	56,206	1,231,473
First Northwest Bancorp	4,559	75,771
First of Long Island Corp. (The)	6,984	148,410
First Savings Financial Group, Inc.(x)	705	47,334
First United Corp.	2,618	46,129
First Western Financial, Inc.*	2,186	54,672
Flushing Financial Corp.	10,048	213,319
FNCB Bancorp, Inc.	8,094	61,029
Franklin Financial Services Corp.	2,534	79,010
Fulton Financial Corp.	75,637	1,288,098
FVCBankcorp, Inc.*	4,640	80,365
German American Bancorp, Inc.	11,156	515,630
Glacier Bancorp, Inc.	43,819	2,501,189
Great Southern Bancorp, Inc.	4,031	228,437
Great Western Bancorp, Inc.	26,426	800,444
Guaranty Bancshares, Inc.	3,157	116,020
Hancock Whitney Corp.	40,850	1,716,108
Hanmi Financial Corp.	8,945	176,485
HarborOne Bancorp, Inc.	18,714	252,078
Hawthorn Bancshares, Inc.	3,355	71,428
HBT Financial, Inc.	5,792	99,159
Heartland Financial USA, Inc.	14,891	748,422
Heritage Commerce Corp.	18,809	229,846
Heritage Financial Corp.	17,365	490,388
Hilltop Holdings, Inc.	32,094	1,095,368
Home BancShares, Inc.	73,103	1,977,436
HomeTrust Bancshares, Inc.	5,979	145,589
Hope Bancorp, Inc.	58,722	884,353
Horizon Bancorp, Inc.	14,513	269,652
Howard Bancorp, Inc.*	5,966	98,081
Independent Bank Corp./MA	15,945	1,342,410
Independent Bank Corp./MI	7,197	170,137
Independent Bank Group, Inc.	17,646	1,274,747
International Bancshares Corp.	26,303	1,220,985
Investar Holding Corp.	5,658	116,272
Investors Bancorp, Inc.	110,858	1,628,504
Lakeland Bancorp, Inc.	14,605	254,565
Lakeland Financial Corp.	11,126	769,808
Landmark Bancorp, Inc.(x)	1,254	33,131
LCNB Corp.	6,030	105,525
Level One Bancorp, Inc.	3,485	89,843
Limestone Bancorp, Inc.*	1,930	30,590
Live Oak Bancshares, Inc.	13,388	916,944
Macatawa Bank Corp.	10,440	103,878
Mackinac Financial Corp.	4,646	65,137
MainStreet Bancshares, Inc.*	2,196	45,589
Mercantile Bank Corp.	5,909	191,865
Meridian Corp.	1,815	47,190
Metrocity Bankshares, Inc.	7,469	114,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Metropolitan Bank Holding Corp.*	2,210	$111,296
Mid Penn Bancorp, Inc.	4,217	113,058
Middlefield Banc Corp.(x)	2,398	50,262
Midland States Bancorp, Inc.	7,108	197,176
MidWestOne Financial Group, Inc.	5,547	171,791
MVB Financial Corp.	3,418	115,528
National Bank Holdings Corp., Class A	12,551	498,024
National Bankshares, Inc.	2,484	88,207
NBT Bancorp, Inc.	21,046	839,735
Nicolet Bankshares, Inc.*	3,087	257,641
Northeast Bank	3,707	97,828
Northrim BanCorp, Inc.	2,301	97,816
Norwood Financial Corp.	3,253	86,562
Oak Valley Bancorp(x)	3,854	66,096
OceanFirst Financial Corp.	27,912	668,213
OFG Bancorp	23,526	532,158
Ohio Valley Banc Corp.	2,561	62,181
Old National Bancorp	77,343	1,495,814
Old Second Bancorp, Inc.	9,467	125,059
Origin Bancorp, Inc.	7,386	313,240
Orrstown Financial Services, Inc.	3,922	87,461
Pacific Premier Bancorp, Inc.	35,905	1,559,713
Park National Corp.	6,758	873,809
Parke Bancorp, Inc.	4,027	80,500
Partners Bancorp(x)	2,998	21,915
PCB Bancorp	4,694	70,410
Peapack-Gladstone Financial Corp.	6,664	205,784
Penns Woods Bancorp, Inc.	3,882	93,517
Peoples Bancorp of North Carolina, Inc.	2,884	68,178
Peoples Bancorp, Inc.	5,864	194,509
Peoples Financial Services Corp.	3,269	138,083
Plumas Bancorp(x)	1,882	55,048
Preferred Bank	4,533	288,661
Premier Financial Bancorp, Inc.	6,031	112,116
Primis Financial Corp.	6,953	101,097
Professional Holding Corp., Class A*	4,836	88,837
QCR Holdings, Inc.	5,033	237,658
RBB Bancorp	6,375	129,221
Red River Bancshares, Inc.	2,424	135,768
Reliant Bancorp, Inc.	4,896	140,613
Renasant Corp.	24,843	1,028,003
Republic Bancorp, Inc., Class A	3,564	157,850
Republic First Bancorp, Inc.*	26,307	99,177
Richmond Mutual BanCorp, Inc.	4,847	65,725
S&T Bancorp, Inc.	18,831	630,839
Salisbury Bancorp, Inc.(x)	1,027	45,609
Sandy Spring Bancorp, Inc.	22,424	973,874
SB Financial Group, Inc.	2,709	49,466
Seacoast Banking Corp. of Florida*	22,664	821,343
Select Bancorp, Inc.*	6,173	68,335
ServisFirst Bancshares, Inc.	23,337	1,431,258
Shore Bancshares, Inc.	6,567	111,770
Sierra Bancorp	5,397	144,640
Silvergate Capital Corp., Class A*	8,483	1,206,028
Simmons First National Corp., Class A	53,173	1,577,643
SmartFinancial, Inc.	5,192	112,407
South Plains Financial, Inc.	4,176	94,879
South State Corp.	31,935	2,507,217
Southern First Bancshares, Inc.*	2,232	104,636
Southside Bancshares, Inc.	16,019	616,892
Spirit of Texas Bancshares, Inc.	6,131	136,783
Stock Yards Bancorp, Inc.	9,647	492,576
Summit Financial Group, Inc.	4,484	119,050
Texas Capital Bancshares, Inc.*	24,349	1,726,831
Tompkins Financial Corp.	6,912	571,622
Towne Bank	33,644	1,022,778
TriCo Bancshares	12,670	600,178
TriState Capital Holdings, Inc.*	10,311	237,772
Triumph Bancorp, Inc.*	11,382	880,853
Trustmark Corp.	29,749	1,001,351
UMB Financial Corp.	20,526	1,895,166
United Bankshares, Inc.	55,728	2,149,986
United Community Banks, Inc.	37,272	1,271,721
United Security Bancshares	8,007	65,577
Unity Bancorp, Inc.	4,547	100,034
Univest Financial Corp.	10,150	290,188
Valley National Bancorp	187,892	2,581,636
Veritex Holdings, Inc.	23,498	768,855
Washington Trust Bancorp, Inc.	5,730	295,840
WesBanco, Inc.	30,994	1,117,644
West BanCorp, Inc.	6,476	156,007
Westamerica Bancorp	12,168	763,907

		110,051,406

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	27,243	1,421,267
AssetMark Financial Holdings, Inc.*	6,556	153,017
Associated Capital Group, Inc., Class A	1,438	51,567
B Riley Financial, Inc.	9,258	521,966
BGC Partners, Inc., Class A	145,242	701,519
Blucora, Inc.*	15,384	255,990
Brightsphere Investment Group, Inc.	28,932	589,634
Cohen & Steers, Inc.	11,568	755,737
Cowen, Inc., Class A	11,096	390,024
Diamond Hill Investment Group, Inc.	1,124	175,355
Donnelley Financial Solutions, Inc.*	10,147	282,391
Federated Hermes, Inc., Class B	44,328	1,387,466
Focus Financial Partners, Inc., Class A*	17,150	713,783
GAMCO Investors, Inc., Class A	4,036	74,868
Greenhill & Co., Inc.	5,410	89,157
Hamilton Lane, Inc., Class A	14,875	1,317,330
Houlihan Lokey, Inc.	24,648	1,639,339
Moelis & Co., Class A	25,039	1,374,140
Oppenheimer Holdings, Inc., Class A	2,800	112,140
Piper Sandler Cos	7,974	874,349
PJT Partners, Inc., Class A	11,914	805,982
Pzena Investment Management, Inc., Class A	8,250	86,873
Safeguard Scientifics, Inc.*	9,044	61,680
Sculptor Capital Management, Inc.	5,230	114,432
Siebert Financial Corp.*	7,217	29,229
Silvercrest Asset Management Group, Inc., Class A	4,769	68,578
StepStone Group, Inc., Class A	6,711	236,697
Stifel Financial Corp.	45,952	2,943,685
StoneX Group, Inc.*	7,475	488,716
Value Line, Inc.	1,788	50,404
Virtus Investment Partners, Inc.	3,393	799,052
Waddell & Reed Financial, Inc., Class A	30,044	752,602
Westwood Holdings Group, Inc.	5,628	81,381
WisdomTree Investments, Inc.	46,627	291,419

		19,691,769

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	1,858	56,353
Curo Group Holdings Corp.	6,514	95,039
Encore Capital Group, Inc.*	14,923	600,352
Enova International, Inc.*	16,138	572,576
EZCORP, Inc., Class A*	22,722	112,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
FirstCash, Inc.	19,267	$1,265,264
Green Dot Corp., Class A*	24,691	1,130,601
LendingClub Corp.*	32,118	530,589
Navient Corp.	91,042	1,302,811
Nelnet, Inc., Class A	7,690	559,371
Oportun Financial Corp.*	7,182	148,739
PRA Group, Inc.*	20,936	776,098
PROG Holdings, Inc.	31,344	1,356,882
Regional Management Corp.	3,053	105,817
World Acceptance Corp.*	1,488	193,083

		8,806,503

Diversified Financial Services (0.1%)
Alerus Financial Corp.	5,702	169,806
A-Mark Precious Metals, Inc.	1,926	69,336
Banco Latinoamericano de Comercio Exterior SA, Class E	11,484	173,753
Cannae Holdings, Inc.*	40,757	1,614,792
GWG Holdings, Inc.(x)*	3,291	23,004
Marlin Business Services Corp.	4,850	66,154
SWK Holdings Corp.*	2,058	29,923

		2,146,768

Insurance (1.7%)
Ambac Financial Group, Inc.*	13,695	229,254
American Equity Investment Life Holding Co.	44,660	1,408,130
AMERISAFE, Inc.	8,926	571,264
Argo Group International Holdings Ltd.	14,474	728,332
BRP Group, Inc., Class A*	18,168	495,078
Citizens, Inc.(x)*	18,615	107,781
CNO Financial Group, Inc.	60,619	1,472,436
Crawford & Co., Class A	9,660	102,879
Donegal Group, Inc., Class A	6,374	94,718
eHealth, Inc.*	11,954	869,414
Employers Holdings, Inc.	13,427	578,167
Enstar Group Ltd.*	5,784	1,427,086
FBL Financial Group, Inc., Class A	3,860	215,851
FedNat Holding Co.	8,722	40,383
Genworth Financial, Inc., Class A*	234,885	779,818
Goosehead Insurance, Inc., Class A	5,935	636,113
Greenlight Capital Re Ltd., Class A(x)*	10,495	91,307
HCI Group, Inc.	1,885	144,806
Heritage Insurance Holdings, Inc.	11,508	127,509
Horace Mann Educators Corp.	20,624	891,163
Independence Holding Co.	2,912	116,043
Investors Title Co.	723	120,018
James River Group Holdings Ltd.	14,248	649,994
Kinsale Capital Group, Inc.	10,133	1,669,918
MBIA, Inc.*	20,345	195,719
National Western Life Group, Inc., Class A	933	232,317
NI Holdings, Inc.*	5,579	103,100
Palomar Holdings, Inc.*	9,291	622,869
ProAssurance Corp.	25,394	679,543
ProSight Global, Inc.*	3,230	40,698
Protective Insurance Corp., Class B	3,786	86,586
RLI Corp.	19,197	2,141,809
Safety Insurance Group, Inc.	7,109	598,933
Selective Insurance Group, Inc.	26,833	1,946,466
Selectquote, Inc.*	59,304	1,750,061
SiriusPoint Ltd.*	24,485	249,012
State Auto Financial Corp.	6,185	121,906
Stewart Information Services Corp.	12,605	655,838
Tiptree, Inc.	9,089	81,347
Trean Insurance Group, Inc.*	3,215	51,922
Trupanion, Inc.*	14,479	1,103,445
United Fire Group, Inc.	7,763	270,152
United Insurance Holdings Corp.	12,246	88,294
Universal Insurance Holdings, Inc.	10,554	151,344
Vericity, Inc.(x)*	772	7,635
Watford Holdings Ltd.*	6,739	233,237

		24,979,695

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	66,639	930,947
Arbor Realty Trust, Inc. (REIT)	53,767	854,895
Ares Commercial Real Estate Corp. (REIT)	11,144	152,896
Arlington Asset Investment Corp. (REIT), Class A*	21,973	88,771
ARMOUR Residential REIT, Inc. (REIT)	22,196	270,791
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	65,937	2,044,047
Broadmark Realty Capital, Inc. (REIT)	60,753	635,476
Capstead Mortgage Corp. (REIT)	33,180	206,711
Cherry Hill Mortgage Investment Corp. (REIT)	8,212	76,700
Chimera Investment Corp. (REIT)	93,769	1,190,866
Colony Credit Real Estate, Inc. (REIT)	25,674	218,743
Dynex Capital, Inc. (REIT)	9,385	177,658
Ellington Financial, Inc. (REIT)	13,875	222,139
Ellington Residential Mortgage REIT (REIT)	3,689	45,412
Granite Point Mortgage Trust, Inc. (REIT)	20,908	250,269
Great Ajax Corp. (REIT)(x)	10,749	117,164
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,993	1,963,107
Invesco Mortgage Capital, Inc. (REIT)(x)	74,141	297,305
KKR Real Estate Finance Trust, Inc. (REIT)	11,330	208,359
Ladder Capital Corp. (REIT)	46,869	553,054
MFA Financial, Inc. (REIT)	216,124	879,625
New York Mortgage Trust, Inc. (REIT)	164,589	735,713
Orchid Island Capital, Inc. (REIT)(x)	23,236	139,648
PennyMac Mortgage Investment Trust (REIT)‡	49,457	969,357
Ready Capital Corp. (REIT)	20,215	271,289
Redwood Trust, Inc. (REIT)	51,006	530,973
TPG RE Finance Trust, Inc. (REIT)	17,692	198,150
Two Harbors Investment Corp. (REIT)	128,835	944,361
Western Asset Mortgage Capital Corp. (REIT)(x)	23,064	73,574

		15,248,000

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	26,608	1,250,842
Bogota Financial Corp.(x)*	2,992	30,698
Bridgewater Bancshares, Inc.*	9,398	151,778
Capitol Federal Financial, Inc.	63,340	838,938
Columbia Financial, Inc.*	17,336	303,033
ESSA Bancorp, Inc.	4,859	77,744
Essent Group Ltd.	52,398	2,488,381
Federal Agricultural Mortgage Corp., Class C	2,929	295,009
Flagstar Bancorp, Inc.	22,362	1,008,526
FS Bancorp, Inc.	1,471	98,851
Greene County Bancorp, Inc.	2,828	70,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hingham Institution For Savings (The)	533	$151,244
Home Bancorp, Inc.	2,756	99,354
HomeStreet, Inc.	7,780	342,865
Kearny Financial Corp.	29,980	362,158
Luther Burbank Corp.	10,881	128,722
Merchants Bancorp	3,769	158,072
Meridian Bancorp, Inc.	13,420	247,196
Meta Financial Group, Inc.	15,370	696,415
MMA Capital Holdings, Inc.*	2,542	57,983
Mr Cooper Group, Inc.*	36,915	1,283,165
NMI Holdings, Inc., Class A*	38,640	913,450
Northfield Bancorp, Inc.	15,250	242,780
Northwest Bancshares, Inc.	51,702	747,094
Oconee Federal Financial Corp.(x)	471	12,284
OP Bancorp	4,517	47,519
PCSB Financial Corp.	7,498	124,542
PDL Community Bancorp*	6,831	75,892
PennyMac Financial Services, Inc.‡	21,092	1,410,422
Pioneer Bancorp, Inc.*	5,782	67,360
Premier Financial Corp.	16,817	559,333
Provident Bancorp, Inc.	9,153	131,803
Provident Financial Holdings, Inc.	3,348	56,581
Provident Financial Services, Inc.	36,460	812,329
Prudential Bancorp, Inc.	4,208	62,110
Radian Group, Inc.	86,899	2,020,402
Riverview Bancorp, Inc.	7,978	55,288
Security National Financial Corp., Class A*	3,221	30,116
Southern Missouri Bancorp, Inc.	3,578	141,045
Standard AVB Financial Corp.	1,344	43,882
Sterling Bancorp, Inc.*	11,586	65,577
Territorial Bancorp, Inc.	3,759	99,463
Timberland Bancorp, Inc.	2,697	75,004
TrustCo Bank Corp.	31,765	234,108
Walker & Dunlop, Inc.	13,558	1,392,949
Washington Federal, Inc.	35,070	1,080,156
Waterstone Financial, Inc.	8,680	177,246
Western New England Bancorp, Inc.	8,489	71,562
WSFS Financial Corp.	22,686	1,129,536

		22,021,535

Total Financials		202,945,676

Health Care (17.3%)
Biotechnology (8.8%)
4D Molecular Therapeutics, Inc.(x)*	2,609	113,178
89bio, Inc.*	5,115	121,123
Abeona Therapeutics, Inc.(x)*	46,022	86,521
ADMA Biologics, Inc.(x)*	21,332	37,544
Adverum Biotechnologies, Inc.*	40,357	397,920
Aeglea BioTherapeutics, Inc.*	16,518	130,823
Affimed NV*	54,457	430,755
Agenus, Inc.*	53,487	145,485
Akebia Therapeutics, Inc.*	47,482	160,727
Akero Therapeutics, Inc.*	5,947	172,522
Akouos, Inc.(x)*	7,963	110,447
Albireo Pharma, Inc.*	8,270	291,518
Alector, Inc.*	19,797	398,712
Aligos Therapeutics, Inc.(x)*	3,450	78,453
Allakos, Inc.*	12,228	1,403,530
Allogene Therapeutics, Inc.*	24,791	875,122
Allovir, Inc.(x)*	9,138	213,829
ALX Oncology Holdings, Inc.*	7,288	537,417
Amicus Therapeutics, Inc.*	126,349	1,248,328
AnaptysBio, Inc.*	6,970	150,204
Anavex Life Sciences Corp.(x)*	26,965	403,127
Anika Therapeutics, Inc.*	6,441	262,728
Annexon, Inc.*	8,599	239,396
Apellis Pharmaceuticals, Inc.*	29,094	1,248,424
Applied Genetic Technologies Corp.(x)*	10,345	52,449
Applied Molecular Transport, Inc.(x)*	10,365	456,164
Applied Therapeutics, Inc.(x)*	6,293	118,025
Aprea Therapeutics, Inc.*	2,703	13,785
Aptinyx, Inc.(x)*	10,592	31,776
Aravive, Inc.(x)*	5,070	33,411
Arcturus Therapeutics Holdings, Inc.(x)*	9,862	407,301
Arcus Biosciences, Inc.*	19,470	546,718
Arcutis Biotherapeutics, Inc.*	8,473	245,124
Ardelyx, Inc.*	34,489	228,317
Arena Pharmaceuticals, Inc.*	27,361	1,898,580
Arrowhead Pharmaceuticals, Inc.*	47,275	3,134,805
Assembly Biosciences, Inc.*	11,866	54,584
Atara Biotherapeutics, Inc.*	35,162	504,926
Athenex, Inc.(x)*	31,354	134,822
Athersys, Inc.(x)*	44,854	80,737
Atreca, Inc., Class A*	12,533	192,131
AVEO Pharmaceuticals, Inc.(x)*	8,240	60,317
Avid Bioservices, Inc.*	27,208	496,002
Avidity Biosciences, Inc.(x)*	9,404	205,101
Avrobio, Inc.*	13,277	168,485
Axcella Health, Inc.*	5,620	26,751
Aziyo Biologics, Inc., Class A(x)*	805	11,125
Beam Therapeutics, Inc.(x)*	18,181	1,455,207
Beyondspring, Inc.(x)*	9,800	108,486
BioAtla, Inc.*	3,883	197,412
BioCryst Pharmaceuticals, Inc.(x)*	82,798	842,056
Biohaven Pharmaceutical Holding Co. Ltd.*	22,837	1,560,909
Bioxcel Therapeutics, Inc.(x)*	6,114	263,880
Black Diamond Therapeutics, Inc.*	8,157	197,889
Blueprint Medicines Corp.*	24,883	2,419,374
Bolt Biotherapeutics, Inc.*	4,253	139,966
BrainStorm Cell Therapeutics, Inc.(x)*	11,121	42,593
Bridgebio Pharma, Inc.*	42,973	2,647,137
C4 Therapeutics, Inc.(x)*	3,724	137,751
Cabaletta Bio, Inc.*	3,564	39,560
Calithera Biosciences, Inc.*	36,534	88,412
Calyxt, Inc.(x)*	4,392	26,440
CareDx, Inc.*	22,709	1,546,256
CASI Pharmaceuticals, Inc.*	36,530	87,672
Catabasis Pharmaceuticals, Inc.(x)*	7,841	22,660
Catalyst Biosciences, Inc.*	7,836	39,493
Catalyst Pharmaceuticals, Inc.*	44,377	204,578
CEL-SCI Corp.(x)*	16,573	252,075
Centogene NV(x)*	3,217	39,022
Checkmate Pharmaceuticals, Inc.*	2,371	28,784
Checkpoint Therapeutics, Inc.(x)*	17,302	54,328
ChemoCentryx, Inc.*	22,640	1,160,074
Chimerix, Inc.*	17,557	169,249
Chinook Therapeutics, Inc.*	7,060	109,712
Cidara Therapeutics, Inc.(x)*	13,929	37,051
Clovis Oncology, Inc.(x)*	39,546	277,613
Codiak Biosciences, Inc.(x)*	2,261	34,096
Cohbar, Inc.(m)(x)*	9,406	12,792
Coherus Biosciences, Inc.*	24,450	357,215
Concert Pharmaceuticals, Inc.*	17,563	87,639
Constellation Pharmaceuticals, Inc.*	13,342	312,069
ContraFect Corp.(x)*	9,334	44,803
Corbus Pharmaceuticals Holdings, Inc.(x)*	27,390	53,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cortexyme, Inc.(x)*	5,309	$191,283
Crinetics Pharmaceuticals, Inc.*	12,209	186,554
Cue Biopharma, Inc.*	14,426	175,997
Cullinan Oncology, Inc.(x)*	4,401	183,390
Cyclerion Therapeutics, Inc.*	9,342	26,064
Cytokinetics, Inc.*	29,976	697,242
CytomX Therapeutics, Inc.*	29,036	224,448
Decibel Therapeutics, Inc.(x)*	3,166	35,966
Deciphera Pharmaceuticals, Inc.*	17,963	805,461
Denali Therapeutics, Inc.*	30,303	1,730,301
DermTech, Inc.(x)*	3,078	156,332
Dicerna Pharmaceuticals, Inc.*	30,746	786,175
Dyadic International, Inc.(x)*	8,295	45,540
Dynavax Technologies Corp.(x)*	46,753	459,582
Dyne Therapeutics, Inc.*	4,776	74,171
Eagle Pharmaceuticals, Inc.*	4,608	192,338
Editas Medicine, Inc.*	30,890	1,297,380
Eiger BioPharmaceuticals, Inc.*	14,320	126,732
Emergent BioSolutions, Inc.*	20,735	1,926,489
Enanta Pharmaceuticals, Inc.*	7,725	380,997
Enochian Biosciences, Inc.(x)*	5,790	20,497
Epizyme, Inc.*	36,281	316,008
Esperion Therapeutics, Inc.(x)*	11,240	315,282
Evelo Biosciences, Inc.(x)*	7,545	80,732
Exicure, Inc.*	24,872	54,221
Fate Therapeutics, Inc.*	34,515	2,845,762
Fennec Pharmaceuticals, Inc.(x)*	9,007	55,933
FibroGen, Inc.*	38,959	1,352,267
Five Prime Therapeutics, Inc.*	14,233	536,157
Flexion Therapeutics, Inc.(x)*	21,351	191,091
Foghorn Therapeutics, Inc.(x)*	2,475	32,621
Forma Therapeutics Holdings, Inc.*	12,061	337,949
Fortress Biotech, Inc.*	23,793	83,989
Frequency Therapeutics, Inc.(x)*	12,383	117,639
G1 Therapeutics, Inc.*	16,211	390,037
Galectin Therapeutics, Inc.(x)*	16,361	35,503
Galera Therapeutics, Inc.*	3,421	30,173
Generation Bio Co.*	18,333	521,757
Genprex, Inc.(x)*	11,896	51,272
Geron Corp.(x)*	120,202	189,919
GlycoMimetics, Inc.*	14,042	42,266
Gossamer Bio, Inc.*	27,114	250,805
Gritstone Oncology, Inc.(x)*	10,223	96,403
Halozyme Therapeutics, Inc.*	61,139	2,548,885
Harpoon Therapeutics, Inc.*	8,169	170,895
Heron Therapeutics, Inc.*	39,791	645,012
Homology Medicines, Inc.*	17,266	162,473
Hookipa Pharma, Inc.*	5,016	67,465
iBio, Inc.(x)*	54,973	84,658
Ideaya Biosciences, Inc.*	6,179	145,207
IGM Biosciences, Inc.(x)*	2,409	184,746
Immunic, Inc.*	2,299	36,646
ImmunityBio, Inc.(x)*	14,936	354,581
ImmunoGen, Inc.*	84,349	683,227
Immunome, Inc.(x)*	756	25,613
Immunovant, Inc.*	18,559	297,686
Inhibrx, Inc.*	2,902	58,243
Inovio Pharmaceuticals, Inc.(x)*	83,274	772,783
Inozyme Pharma, Inc.(x)*	3,172	62,806
Insmed, Inc.*	48,359	1,647,108
Intellia Therapeutics, Inc.*	23,838	1,913,119
Intercept Pharmaceuticals, Inc.*	12,910	297,963
Invitae Corp.(x)*	54,301	2,074,841
Ironwood Pharmaceuticals, Inc.*	74,392	831,703
iTeos Therapeutics, Inc.*	6,281	214,685
IVERIC bio, Inc.*	43,523	268,972
Jounce Therapeutics, Inc.*	6,825	70,093
Kadmon Holdings, Inc.*	77,012	299,577
KalVista Pharmaceuticals, Inc.*	9,055	232,623
Karuna Therapeutics, Inc.*	7,511	903,048
Karyopharm Therapeutics, Inc.(x)*	35,199	370,293
Keros Therapeutics, Inc.*	5,458	335,940
Kezar Life Sciences, Inc.*	30,057	179,140
Kindred Biosciences, Inc.*	15,351	76,294
Kiniksa Pharmaceuticals Ltd., Class A*	10,800	199,908
Kinnate Biopharma, Inc.(x)*	4,531	141,186
Kodiak Sciences, Inc.*	15,306	1,735,547
Kronos Bio, Inc.(x)*	5,126	150,038
Krystal Biotech, Inc.*	6,524	502,609
Kura Oncology, Inc.*	28,063	793,341
Kymera Therapeutics, Inc.(x)*	5,127	199,235
La Jolla Pharmaceutical Co.(x)*	6,318	26,788
Lexicon Pharmaceuticals, Inc.(x)*	13,515	79,333
Ligand Pharmaceuticals, Inc.*	7,366	1,122,947
LogicBio Therapeutics, Inc.(x)*	5,319	38,722
MacroGenics, Inc.*	25,064	798,288
Madrigal Pharmaceuticals, Inc.(x)*	3,770	440,977
Magenta Therapeutics, Inc.*	15,330	181,507
MannKind Corp.(x)*	107,376	420,914
Marker Therapeutics, Inc.(x)*	11,244	25,187
MediciNova, Inc.(x)*	12,698	64,125
MEI Pharma, Inc.(x)*	56,240	192,903
MeiraGTx Holdings plc*	12,227	176,436
Mersana Therapeutics, Inc.*	15,912	257,456
Metacrine, Inc.*	2,390	14,818
Minerva Neurosciences, Inc.*	12,341	36,036
Mirati Therapeutics, Inc.*	19,230	3,294,099
Mirum Pharmaceuticals, Inc.*	4,854	96,206
Molecular Templates, Inc.*	11,075	139,767
Morphic Holding, Inc.(x)*	4,597	290,898
Mustang Bio, Inc.*	11,499	38,177
Myriad Genetics, Inc.*	33,299	1,013,955
Natera, Inc.*	34,102	3,462,717
Neoleukin Therapeutics, Inc.*	14,275	175,725
NeuBase Therapeutics, Inc.*	4,617	34,120
NeuroBo Pharmaceuticals, Inc.(x)*	2,325	10,230
NexImmune, Inc.(x)*	2,279	43,483
NextCure, Inc.*	4,878	48,829
Nkarta, Inc.*	9,203	302,779
Novavax, Inc.*	28,320	5,134,699
Nurix Therapeutics, Inc.(x)*	8,146	253,259
Nymox Pharmaceutical Corp.*	16,361	36,321
Olema Pharmaceuticals, Inc.*	4,067	134,943
Oncocyte Corp.*	20,193	104,802
Oncorus, Inc.(x)*	2,282	31,765
OPKO Health, Inc.(x)*	183,238	786,091
Organogenesis Holdings, Inc.*	11,276	205,449
Orgenesis, Inc.(x)*	7,210	41,313
ORIC Pharmaceuticals, Inc.*	10,177	249,337
Ovid therapeutics, Inc.(x)*	28,792	115,744
Oyster Point Pharma, Inc.(x)*	5,265	96,244
Pandion Therapeutics, Inc.(x)*	4,026	241,761
Passage Bio, Inc.*	11,319	197,856
PDL BioPharma, Inc.(r)(x)*	24,135	56,182
PhaseBio Pharmaceuticals, Inc.(x)*	6,069	20,999
Pieris Pharmaceuticals, Inc.*	19,925	51,207
PMV Pharmaceuticals, Inc.(x)*	4,863	159,944
Poseida Therapeutics, Inc.(x)*	9,169	87,564
Praxis Precision Medicines, Inc.(x)*	3,942	129,140
Precigen, Inc.(x)*	28,071	193,409
Precision BioSciences, Inc.*	25,411	263,004
Prelude Therapeutics, Inc.(x)*	4,804	208,157
Protagonist Therapeutics, Inc.*	16,485	426,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Protara Therapeutics, Inc.*	841	$13,237
Prothena Corp. plc*	15,122	379,865
PTC Therapeutics, Inc.*	29,021	1,374,144
Puma Biotechnology, Inc.*	15,393	149,620
Radius Health, Inc.*	20,085	418,973
RAPT Therapeutics, Inc.*	6,222	138,128
REGENXBIO, Inc.*	18,265	623,019
Relay Therapeutics, Inc.*	19,826	685,385
Replimune Group, Inc.*	7,892	240,785
REVOLUTION Medicines, Inc.*	19,367	888,558
Rhythm Pharmaceuticals, Inc.*	15,331	326,090
Rigel Pharmaceuticals, Inc.*	56,779	194,184
Rocket Pharmaceuticals, Inc.*	16,019	710,763
Rubius Therapeutics, Inc.(x)*	20,369	539,779
Sangamo Therapeutics, Inc.*	51,518	645,521
Savara, Inc.(x)*	21,660	45,053
Scholar Rock Holding Corp.(x)*	11,175	566,126
Selecta Biosciences, Inc.*	36,217	163,882
Sensei Biotherapeutics, Inc.(x)*	3,097	44,999
Seres Therapeutics, Inc.*	24,100	496,219
Shattuck Labs, Inc.(x)*	4,685	136,989
Sigilon Therapeutics, Inc.*	2,589	57,864
Silverback Therapeutics, Inc.(x)*	4,253	185,558
Soleno Therapeutics, Inc.(x)*	22,547	28,409
Solid Biosciences, Inc.(x)*	8,566	47,370
Sorrento Therapeutics, Inc.(x)*	116,715	965,233
Spectrum Pharmaceuticals, Inc.*	68,023	221,755
Spero Therapeutics, Inc.(x)*	7,375	108,560
SpringWorks Therapeutics, Inc.*	10,968	806,916
Spruce Biosciences, Inc.(x)*	2,259	37,499
SQZ Biotechnologies Co.(x)*	1,455	19,904
Stoke Therapeutics, Inc.(x)*	6,001	233,079
Sutro Biopharma, Inc.*	10,042	228,556
Syndax Pharmaceuticals, Inc.(x)*	15,218	340,274
Syros Pharmaceuticals, Inc.*	17,905	133,929
Taysha Gene Therapies, Inc.(x)*	2,725	55,318
TCR2 Therapeutics, Inc.*	11,112	245,353
TG Therapeutics, Inc.*	56,193	2,708,503
Translate Bio, Inc.*	31,791	524,234
Travere Therapeutics, Inc.*	25,209	629,469
Turning Point Therapeutics, Inc.*	17,142	1,621,462
Twist Bioscience Corp.*	21,318	2,640,447
Tyme Technologies, Inc.(x)*	40,658	72,371
Ultragenyx Pharmaceutical, Inc.*	29,265	3,332,113
UNITY Biotechnology, Inc.(x)*	22,422	134,532
UroGen Pharma Ltd.(x)*	9,066	176,606
Vanda Pharmaceuticals, Inc.*	24,400	366,488
Vaxart, Inc.(x)*	16,076	97,260
Vaxcyte, Inc.(x)*	11,778	232,616
VBI Vaccines, Inc.(x)*	54,217	168,615
Veracyte, Inc.*	29,919	1,608,146
Verastem, Inc.*	74,561	184,166
Vericel Corp.(x)*	21,375	1,187,381
Viking Therapeutics, Inc.(x)*	37,566	237,605
Vir Biotechnology, Inc.*	24,299	1,245,810
Vor BioPharma, Inc.(x)*	3,826	164,901
Voyager Therapeutics, Inc.*	9,669	45,541
vTv Therapeutics, Inc., Class A*	3,989	11,249
X4 Pharmaceuticals, Inc.*	6,466	55,672
XBiotech, Inc.(x)*	9,442	162,119
Xencor, Inc.*	25,867	1,113,833
XOMA Corp.(x)*	1,795	73,254
Y-mAbs Therapeutics, Inc.*	12,976	392,394
Zentalis Pharmaceuticals, Inc.*	13,144	570,318
ZIOPHARM Oncology, Inc.(x)*	91,998	331,193

		125,485,162

Health Care Equipment & Supplies (3.0%)
Accelerate Diagnostics, Inc.(x)*	17,707	147,322
Accuray, Inc.*	39,623	196,134
Acutus Medical, Inc.(x)*	3,805	50,873
Alphatec Holdings, Inc.*	25,879	408,629
AngioDynamics, Inc.*	16,810	393,354
Antares Pharma, Inc.*	76,423	314,099
Apyx Medical Corp.*	12,497	120,721
Aspira Women’s Health, Inc.(x)*	42,941	289,852
AtriCure, Inc.*	20,546	1,346,174
Atrion Corp.	678	434,808
Avanos Medical, Inc.*	23,291	1,018,748
Axogen, Inc.*	19,400	393,044
Axonics Modulation Technologies, Inc.*	14,525	869,902
Bellerophon Therapeutics, Inc.(x)*	1,685	8,745
Beyond Air, Inc.(x)*	5,036	27,698
BioLife Solutions, Inc.*	5,867	211,212
BioSig Technologies, Inc.(x)*	9,019	38,872
Bioventus, Inc., Class A(x)*	3,477	53,129
Cantel Medical Corp.*	18,094	1,444,625
Cardiovascular Systems, Inc.*	17,063	654,195
Cerus Corp.*	80,359	482,958
Chembio Diagnostics, Inc.(x)*	7,381	25,907
Co-Diagnostics, Inc.(x)*	13,230	126,214
CONMED Corp.	13,170	1,719,870
CryoLife, Inc.*	16,465	371,780
CryoPort, Inc.*	17,230	896,132
Cutera, Inc.*	5,680	170,684
CytoSorbents Corp.*	22,152	192,279
Eargo, Inc.(x)*	2,820	140,859
Electromed, Inc.*	2,866	30,208
ESC Co.(r)*	21,143	—
FONAR Corp.*	2,652	47,975
GenMark Diagnostics, Inc.*	31,346	749,169
Glaukos Corp.*	19,360	1,624,885
Heska Corp.*	3,002	505,717
Inari Medical, Inc.*	7,518	804,426
Inogen, Inc.*	5,551	291,539
Integer Holdings Corp.*	15,706	1,446,523
Intersect ENT, Inc.*	14,235	297,227
IntriCon Corp.*	3,514	90,099
Invacare Corp.	12,524	100,443
iRadimed Corp.*	5,014	129,211
iRhythm Technologies, Inc.*	13,528	1,878,498
Lantheus Holdings, Inc.*	31,909	681,895
LeMaitre Vascular, Inc.	6,604	322,143
LENSAR, Inc.*	3,334	24,205
LivaNova plc*	23,498	1,732,508
Lucira Health, Inc.(x)*	3,503	42,386
Meridian Bioscience, Inc.*	19,981	524,501
Merit Medical Systems, Inc.*	25,429	1,522,689
Mesa Laboratories, Inc.	2,162	526,447
Milestone Scientific, Inc.(x)*	15,813	56,452
Misonix, Inc.*	3,168	62,061
Natus Medical, Inc.*	14,514	371,704
Nemaura Medical, Inc.(x)*	3,163	24,165
Neogen Corp.*	25,384	2,256,384
Nevro Corp.*	15,130	2,110,635
NuVasive, Inc.*	24,280	1,591,797
OraSure Technologies, Inc.*	33,846	394,983
Ortho Clinical Diagnostics Holdings plc*	39,875	769,388
Orthofix Medical, Inc.*	8,824	382,520
OrthoPediatrics Corp.*	4,426	215,768
Outset Medical, Inc.*	3,341	181,717
PAVmed, Inc.(x)*	16,738	74,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pulmonx Corp.*	3,989	$182,457
Pulse Biosciences, Inc.(x)*	7,301	172,888
Quotient Ltd.(x)*	32,993	121,414
Repro-Med Systems, Inc.(x)*	10,025	35,288
Retractable Technologies, Inc.(x)*	4,060	52,049
Rockwell Medical, Inc.(x)*	27,371	31,750
SeaSpine Holdings Corp.*	13,976	243,182
Shockwave Medical, Inc.*	13,481	1,756,035
SI-BONE, Inc.*	12,821	407,836
Sientra, Inc.*	32,510	236,998
Silk Road Medical, Inc.*	13,449	681,192
Soliton, Inc.(x)*	2,651	46,578
STAAR Surgical Co.*	21,966	2,315,436
Stereotaxis, Inc.*	16,374	110,033
Surgalign Holdings, Inc.*	24,896	54,273
Surmodics, Inc.*	5,903	330,981
Tactile Systems Technology, Inc.*	8,442	460,005
Talis Biomedical Corp.(x)*	4,438	57,028
Tela Bio, Inc.*	2,328	34,687
TransMedics Group, Inc.*	9,974	413,821
Utah Medical Products, Inc.	1,889	163,587
Vapotherm, Inc.*	9,073	217,934
Varex Imaging Corp.*	17,667	361,997
Venus Concept, Inc.*	8,574	20,149
ViewRay, Inc.*	64,924	282,419
VolitionRX Ltd.(x)*	9,468	35,789
Zynex, Inc.(x)*	5,925	90,475

		43,329,685

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	37,247	1,455,613
Accolade, Inc.*	14,993	680,232
AdaptHealth Corp.*	34,218	1,257,854
Addus HomeCare Corp.*	7,035	735,791
AMN Healthcare Services, Inc.*	21,685	1,598,185
Apollo Medical Holdings, Inc.*	8,877	240,478
Apria, Inc.(x)*	2,539	70,914
Avalon GloboCare Corp.(x)*	7,542	8,070
Biodesix, Inc.(x)*	1,086	22,057
Brookdale Senior Living, Inc.*	85,793	519,048
Castle Biosciences, Inc.*	6,533	447,249
Community Health Systems, Inc.*	38,691	523,102
CorVel Corp.*	3,289	337,419
Covetrus, Inc.*	52,957	1,587,121
Cross Country Healthcare, Inc.*	18,147	226,656
Ensign Group, Inc. (The)	24,097	2,261,262
Enzo Biochem, Inc.*	18,226	62,697
Exagen, Inc.*	1,413	24,728
Five Star Senior Living, Inc.*	8,444	51,677
Fulgent Genetics, Inc.(x)*	6,207	599,720
Hanger, Inc.*	14,863	339,174
HealthEquity, Inc.*	35,900	2,441,200
InfuSystem Holdings, Inc.*	4,016	81,766
Joint Corp. (The)*	3,947	190,916
LHC Group, Inc.*	14,086	2,693,384
Magellan Health, Inc.*	11,143	1,038,973
MEDNAX, Inc.*	36,892	939,639
ModivCare, Inc.*	5,649	836,730
National HealthCare Corp.	5,749	447,905
National Research Corp.*	6,938	324,907
Ontrak, Inc.(x)*	2,729	88,856
Option Care Health, Inc.*	38,877	689,678
Owens & Minor, Inc.	34,362	1,291,668
Patterson Cos., Inc.	40,401	1,290,812
Pennant Group, Inc. (The)*	11,725	537,005
PetIQ, Inc.*	9,370	330,386
Progenity, Inc.(x)*	9,961	47,414
Progyny, Inc.*	12,535	557,933
R1 RCM, Inc.*	50,944	1,257,298
RadNet, Inc.*	17,794	387,019
Select Medical Holdings Corp.*	52,123	1,777,394
Sharps Compliance Corp.*	5,555	79,825
Surgery Partners, Inc.*	11,476	507,928
Tenet Healthcare Corp.*	47,040	2,446,080
Tivity Health, Inc.*	21,493	479,724
Triple-S Management Corp., Class B*	11,589	301,662
US Physical Therapy, Inc.	5,763	599,928
Viemed Healthcare, Inc.*	16,820	170,218

		34,885,295

Health Care Technology (1.0%)
Allscripts Healthcare Solutions, Inc.*	73,988	1,110,930
Computer Programs and Systems, Inc.	6,121	187,303
Evolent Health, Inc., Class A*	38,722	782,184
Health Catalyst, Inc.*	15,737	736,020
HealthStream, Inc.*	12,077	269,800
HMS Holdings Corp.*	42,408	1,568,036
iCAD, Inc.(x)*	9,353	198,471
Inovalon Holdings, Inc., Class A*	34,662	997,572
Inspire Medical Systems, Inc.*	12,005	2,484,915
NantHealth, Inc.(x)*	11,448	36,748
NextGen Healthcare, Inc.*	26,333	476,627
Omnicell, Inc.*	20,093	2,609,478
OptimizeRx Corp.*	5,149	251,014
Phreesia, Inc.*	15,151	789,367
Schrodinger, Inc.*	14,396	1,098,271
Simulations Plus, Inc.	4,751	300,453
Tabula Rasa HealthCare, Inc.(x)*	9,362	431,120
Vocera Communications, Inc.*	14,892	572,746

		14,901,055

Life Sciences Tools & Services (0.8%)
Champions Oncology, Inc.*	3,011	34,024
ChromaDex Corp.(x)*	12,440	116,190
Codexis, Inc.*	23,240	531,964
Fluidigm Corp.(x)*	43,298	195,707
Harvard Bioscience, Inc.*	9,895	54,027
Luminex Corp.	19,386	618,413
Medpace Holdings, Inc.*	13,049	2,140,688
NanoString Technologies, Inc.*	20,006	1,314,594
NeoGenomics, Inc.*	49,069	2,366,598
Pacific Biosciences of California, Inc.*	84,342	2,809,432
Personalis, Inc.*	12,067	296,969
Quanterix Corp.*	11,281	659,600
Seer, Inc.(x)*	4,855	242,847

		11,381,053

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.(x)*	32,776	55,719
Aerie Pharmaceuticals, Inc.*	16,970	303,254
Agile Therapeutics, Inc.(x)*	47,198	98,172
Amneal Pharmaceuticals, Inc.*	49,933	336,049
Amphastar Pharmaceuticals, Inc.*	15,937	291,966
Angion Biomedica Corp.*	2,400	43,368
ANI Pharmaceuticals, Inc.*	6,183	223,454
Aquestive Therapeutics, Inc.(x)*	7,977	41,480
Arvinas, Inc.*	16,089	1,063,483
Atea Pharmaceuticals, Inc.(x)*	6,657	411,070
Athira Pharma, Inc.*	4,444	81,770
Avenue Therapeutics, Inc.(x)*	2,654	16,110
Axsome Therapeutics, Inc.*	12,740	721,339
Aytu BioPharma, Inc.(x)*	5,781	43,936
BioDelivery Sciences International, Inc.*	44,102	172,439
Cara Therapeutics, Inc.*	19,539	424,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cassava Sciences, Inc.(x)*	14,838	$666,968
Cerecor, Inc.*	13,794	41,658
Chiasma, Inc.*	19,383	60,669
Collegium Pharmaceutical, Inc.*	17,516	415,129
Corcept Therapeutics, Inc.*	46,517	1,106,639
CorMedix, Inc.(x)*	9,618	96,084
Cymabay Therapeutics, Inc.*	36,676	166,509
Durect Corp.*	66,326	131,325
Eloxx Pharmaceuticals, Inc.(x)*	11,545	38,329
Endo International plc*	108,387	803,148
Eton Pharmaceuticals, Inc.(x)*	5,312	38,884
Evofem Biosciences, Inc.(x)*	29,556	51,723
Evolus, Inc.(x)*	7,609	98,841
Fulcrum Therapeutics, Inc.(x)*	9,817	115,644
Graybug Vision, Inc.(x)*	2,075	11,516
Harmony Biosciences Holdings, Inc.(x)*	1,895	62,611
Harrow Health, Inc.(x)*	8,217	55,465
IMARA, Inc.(x)*	2,062	17,403
Innoviva, Inc.*	30,233	361,284
Intra-Cellular Therapies, Inc.*	29,693	1,007,483
Kala Pharmaceuticals, Inc.(x)*	23,831	160,621
Kaleido Biosciences, Inc.(x)*	3,376	27,346
Landos Biopharma, Inc.(x)*	3,441	33,137
Lannett Co., Inc.*	25,177	132,935
Liquidia Corp.(x)*	10,433	28,065
Lyra Therapeutics, Inc.*	2,001	23,192
Marinus Pharmaceuticals, Inc.(x)*	13,806	213,717
NGM Biopharmaceuticals, Inc.*	12,604	366,398
Ocular Therapeutix, Inc.*	33,498	549,702
Odonate Therapeutics, Inc.*	5,486	18,762
Omeros Corp.(x)*	27,525	489,945
Optinose, Inc.(x)*	13,641	50,335
Osmotica Pharmaceuticals plc(x)*	16,077	52,411
Pacira BioSciences, Inc.*	20,245	1,418,972
Paratek Pharmaceuticals, Inc.(x)*	16,386	115,685
Phathom Pharmaceuticals, Inc.(x)*	5,554	208,608
Phibro Animal Health Corp., Class A	9,166	223,650
Pliant Therapeutics, Inc.(x)*	7,853	308,858
Prestige Consumer Healthcare, Inc.*	23,680	1,043,814
Provention Bio, Inc.*	23,825	250,043
Recro Pharma, Inc.*	8,182	22,828
Relmada Therapeutics, Inc.(x)*	7,208	253,794
Revance Therapeutics, Inc.*	27,903	779,889
Satsuma Pharmaceuticals, Inc.*	3,872	22,884
scPharmaceuticals, Inc.*	2,530	16,824
SIGA Technologies, Inc.*	26,687	173,466
Strongbridge Biopharma plc*	14,991	41,375
Supernus Pharmaceuticals, Inc.*	22,795	596,773
Tarsus Pharmaceuticals, Inc.(x)*	2,152	69,359
Terns Pharmaceuticals, Inc.(x)*	2,920	64,240
TherapeuticsMD, Inc.(x)*	91,980	123,253
Theravance Biopharma, Inc.(x)*	20,372	415,793
Tricida, Inc.*	10,914	57,735
Verrica Pharmaceuticals, Inc.(x)*	7,350	111,352
VYNE Therapeutics, Inc.(x)*	18,684	127,892
WaVe Life Sciences Ltd.*	14,227	79,813
Xeris Pharmaceuticals, Inc.(x)*	17,801	80,283
Zogenix, Inc.*	27,783	542,324

		18,971,186

Total Health Care		248,953,436

Industrials (14.2%)
Aerospace & Defense (0.7%)
AAR Corp.*	14,593	607,798
Aerojet Rocketdyne Holdings, Inc.	35,111	1,648,813
AeroVironment, Inc.*	10,319	1,197,623
Astronics Corp.*	7,056	127,290
Cubic Corp.	15,352	1,144,799
Ducommun, Inc.*	3,731	223,860
Kaman Corp.	12,118	621,532
Kratos Defense & Security Solutions, Inc.*	57,341	1,564,262
Maxar Technologies, Inc.	32,136	1,215,383
Moog, Inc., Class A	14,652	1,218,314
National Presto Industries, Inc.	1,789	182,603
PAE, Inc.*	21,837	196,970
Park Aerospace Corp.	4,603	60,852
Parsons Corp.*	7,322	296,102
Triumph Group, Inc.*	15,457	284,100
Vectrus, Inc.*	3,884	207,561

		10,797,862

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	27,634	808,571
Atlas Air Worldwide Holdings, Inc.*	11,429	690,769
Echo Global Logistics, Inc.*	8,863	278,387
Forward Air Corp.	12,261	1,088,899
Hub Group, Inc., Class A*	15,574	1,047,818
Radiant Logistics, Inc.*	14,043	97,599

		4,012,043

Airlines (0.4%)
Allegiant Travel Co.*	6,118	1,493,159
Hawaiian Holdings, Inc.*	21,353	569,484
Mesa Air Group, Inc.*	11,948	160,701
SkyWest, Inc.*	22,828	1,243,669
Spirit Airlines, Inc.(x)*	45,264	1,670,242

		5,137,255

Building Products (1.6%)
AAON, Inc.	19,352	1,354,834
Advanced Drainage Systems, Inc.	26,119	2,700,443
Alpha Pro Tech Ltd.(x)*	4,980	48,605
American Woodmark Corp.*	7,569	746,152
Apogee Enterprises, Inc.	12,112	495,139
Builders FirstSource, Inc.*	94,686	4,390,590
Caesarstone Ltd.	9,656	132,577
Cornerstone Building Brands, Inc.*	13,909	195,143
CSW Industrials, Inc.	6,495	876,825
Gibraltar Industries, Inc.*	15,657	1,432,772
Griffon Corp.	21,483	583,693
Insteel Industries, Inc.	5,858	180,661
JELD-WEN Holding, Inc.*	32,058	887,686
Masonite International Corp.*	11,905	1,371,932
PGT Innovations, Inc.*	29,464	743,966
Quanex Building Products Corp.	10,239	268,569
Resideo Technologies, Inc.*	66,096	1,867,212
Simpson Manufacturing Co., Inc.	19,955	2,069,932
UFP Industries, Inc.	27,187	2,061,862

		22,408,593

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	32,046	1,634,667
ACCO Brands Corp.	32,444	273,827
Brady Corp., Class A	22,707	1,213,689
BrightView Holdings, Inc.*	13,814	233,042
Brink’s Co. (The)	23,751	1,881,792
Casella Waste Systems, Inc., Class A*	22,554	1,433,758
CECO Environmental Corp.*	14,824	117,554
Cimpress plc*	8,580	859,115
CompX International, Inc.	1,001	18,028
CoreCivic, Inc. (REIT)	55,985	506,664
Covanta Holding Corp.	54,684	757,920
Deluxe Corp.	19,711	827,074
Ennis, Inc.	8,516	181,817
Harsco Corp.*	34,337	588,880
Healthcare Services Group, Inc.	35,774	1,002,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Heritage-Crystal Clean, Inc.*	5,330	$144,603
Herman Miller, Inc.	29,094	1,197,218
HNI Corp.	18,787	743,214
Interface, Inc.	19,144	238,917
KAR Auction Services, Inc.*	62,946	944,190
Kimball International, Inc., Class B	11,300	158,200
Knoll, Inc.	16,277	268,733
Matthews International Corp., Class A	14,608	577,746
Montrose Environmental Group, Inc.*	7,057	354,191
NL Industries, Inc.	5,956	44,372
Pitney Bowes, Inc.	81,766	673,752
Quad/Graphics, Inc.*	14,531	51,295
SP Plus Corp.*	7,784	255,237
Steelcase, Inc., Class A	37,164	534,790
Team, Inc.*	10,404	119,958
Tetra Tech, Inc.	24,793	3,364,906
UniFirst Corp.	7,162	1,602,211
US Ecology, Inc.*	15,335	638,549
Viad Corp.*	6,069	253,381
Vidler Water Resouces, Inc.*	8,799	78,311
VSE Corp.	3,097	122,332

		23,896,678

Construction & Engineering (1.4%)
Aegion Corp.*	10,166	292,272
Ameresco, Inc., Class A*	11,786	573,153
API Group Corp.(m)*	66,772	1,380,845
Arcosa, Inc.	23,407	1,523,562
Argan, Inc.	4,964	264,829
Comfort Systems USA, Inc.	17,035	1,273,707
Concrete Pumping Holdings, Inc.*	13,300	98,553
Construction Partners, Inc., Class A*	8,969	267,994
Dycom Industries, Inc.*	13,687	1,270,838
EMCOR Group, Inc.	24,963	2,799,850
Fluor Corp.*	67,322	1,554,465
Granite Construction, Inc.	21,372	860,223
Great Lakes Dredge & Dock Corp.*	21,305	310,627
HC2 Holdings, Inc.*	10,945	43,123
IES Holdings, Inc.*	2,632	132,679
MasTec, Inc.*	27,066	2,536,084
Matrix Service Co.*	7,795	102,192
MYR Group, Inc.*	7,733	554,224
Northwest Pipe Co.*	3,333	111,389
NV5 Global, Inc.*	3,622	349,777
Primoris Services Corp.	22,429	743,073
Sterling Construction Co., Inc.*	9,362	217,198
Tutor Perini Corp.*	13,830	262,079
WillScot Mobile Mini Holdings Corp.*	81,282	2,255,576

		19,778,312

Electrical Equipment (1.5%)
Allied Motion Technologies, Inc.	2,551	130,943
American Superconductor Corp.*	9,294	176,214
Atkore, Inc.*	21,134	1,519,535
AZZ, Inc.	12,373	622,981
Bloom Energy Corp., Class A*	42,728	1,155,792
Encore Wire Corp.	8,931	599,538
EnerSys	18,883	1,714,576
FuelCell Energy, Inc.(x)*	142,178	2,048,785
LSI Industries, Inc.	8,047	68,641
Orion Energy Systems, Inc.*	10,239	71,264
Plug Power, Inc.*	188,415	6,752,794
Powell Industries, Inc.	3,336	112,990
Preformed Line Products Co.	1,459	100,306
Sunrun, Inc.*	73,213	4,427,922
Thermon Group Holdings, Inc.*	10,815	210,784
TPI Composites, Inc.*	13,893	783,982
Ultralife Corp.*	3,035	25,130
Vicor Corp.*	9,059	770,287

		21,292,464

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	16,468	631,218

Machinery (3.3%)
Alamo Group, Inc.	4,282	668,634
Albany International Corp., Class A	14,768	1,232,685
Altra Industrial Motion Corp.	31,130	1,722,112
Astec Industries, Inc.	9,888	745,753
Barnes Group, Inc.	23,183	1,148,486
Blue Bird Corp.*	5,567	139,342
Chart Industries, Inc.*	16,488	2,347,067
CIRCOR International, Inc.*	5,959	207,492
Columbus McKinnon Corp.	11,469	605,104
Douglas Dynamics, Inc.	9,438	435,564
Eastern Co. (The)	2,692	72,146
Energy Recovery, Inc.*	13,809	253,257
Enerpac Tool Group Corp.	26,242	685,441
EnPro Industries, Inc.	9,482	808,530
ESCO Technologies, Inc.	12,019	1,308,749
Evoqua Water Technologies Corp.*	49,728	1,307,846
ExOne Co. (The)(x)*	4,380	137,357
Federal Signal Corp.	27,948	1,070,408
Franklin Electric Co., Inc.	22,030	1,739,048
Gencor Industries, Inc.*	4,574	61,337
Gorman-Rupp Co. (The)	5,751	190,416
Graham Corp.	5,306	75,557
Greenbrier Cos., Inc. (The)	14,452	682,423
Helios Technologies, Inc.	14,423	1,051,004
Hillenbrand, Inc.	35,643	1,700,528
Hurco Cos., Inc.	2,323	82,002
Hydrofarm Holdings Group, Inc.*	3,227	194,653
Hyster-Yale Materials Handling, Inc.	3,353	292,113
John Bean Technologies Corp.	15,072	2,009,701
Kadant, Inc.	5,120	947,251
Kennametal, Inc.	39,881	1,594,044
L B Foster Co., Class A*	4,489	80,353
Lindsay Corp.	4,942	823,436
Luxfer Holdings plc	10,073	214,353
Lydall, Inc.*	5,586	188,472
Manitowoc Co., Inc. (The)*	10,896	224,676
Mayville Engineering Co., Inc.*	2,794	40,178
Meritor, Inc.*	33,612	988,865
Miller Industries, Inc.	3,602	166,376
Mueller Industries, Inc.	26,166	1,081,964
Mueller Water Products, Inc., Class A	68,147	946,562
Navistar International Corp.*	24,017	1,057,469
NN, Inc.*	11,327	80,082
Omega Flex, Inc.	975	153,933
Park-Ohio Holdings Corp.	3,284	103,413
Proto Labs, Inc.*	12,625	1,537,094
RBC Bearings, Inc.*	11,552	2,273,087
REV Group, Inc.	8,751	167,669
Rexnord Corp.	54,591	2,570,690
Shyft Group, Inc. (The)	16,050	597,060
SPX Corp.*	21,741	1,266,848
SPX FLOW, Inc.	20,264	1,283,319
Standex International Corp.	5,123	489,605
Tennant Co.	8,259	659,812
Terex Corp.	32,220	1,484,375
TriMas Corp.*	20,997	636,629
Wabash National Corp.	19,682	370,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Watts Water Technologies, Inc., Class A	13,424	$1,594,905
Welbilt, Inc.*	58,985	958,506

		47,555,803

Marine (0.1%)
Costamare, Inc.	16,291	156,719
Eagle Bulk Shipping, Inc.(x)*	2,704	97,669
Eneti, Inc.	3,409	71,691
Genco Shipping & Trading Ltd.	6,276	63,262
Matson, Inc.	19,282	1,286,109
Pangaea Logistics Solutions Ltd.(x)	3,823	12,081
Safe Bulkers, Inc.*	22,771	55,789
SEACOR Holdings, Inc.*	6,796	276,937

		2,020,257

Professional Services (1.3%)
Acacia Research Corp.*	13,357	88,824
Akerna Corp.(x)*	4,384	21,657
ASGN, Inc.*	23,247	2,218,694
Barrett Business Services, Inc.	2,339	161,064
BGSF, Inc.	5,012	70,168
CBIZ, Inc.*	24,342	795,010
CRA International, Inc.	2,393	178,613
Exponent, Inc.	24,562	2,393,567
Forrester Research, Inc.*	3,676	156,156
Franklin Covey Co.*	3,400	96,186
GP Strategies Corp.*	6,306	110,040
Heidrick & Struggles International, Inc.	6,511	232,573
Huron Consulting Group, Inc.*	10,103	508,989
ICF International, Inc.	8,018	700,773
Insperity, Inc.	17,173	1,438,067
KBR, Inc.	64,849	2,489,553
Kelly Services, Inc., Class A*	9,735	216,798
Kforce, Inc.	8,875	475,700
Korn Ferry	24,340	1,518,086
ManTech International Corp., Class A	13,220	1,149,479
Mastech Digital, Inc.*	2,280	40,151
Mistras Group, Inc.*	6,929	79,060
Red Violet, Inc.(x)*	2,584	47,597
Resources Connection, Inc.	9,835	133,166
TriNet Group, Inc.*	20,137	1,569,881
TrueBlue, Inc.*	10,440	229,889
Upwork, Inc.*	44,782	2,004,890
Willdan Group, Inc.*	3,450	141,622

		19,266,253

Road & Rail (0.5%)
ArcBest Corp.	11,941	840,288
Avis Budget Group, Inc.*	23,948	1,737,188
Covenant Logistics Group, Inc., Class A*	5,220	107,480
Daseke, Inc.*	17,149	145,595
Heartland Express, Inc.	13,908	272,318
Marten Transport Ltd.	18,137	307,785
PAM Transportation Services, Inc.*	1,071	66,081
Saia, Inc.*	12,108	2,791,863
Universal Logistics Holdings, Inc.	3,613	95,058
US Xpress Enterprises, Inc., Class A*	8,522	100,133
Werner Enterprises, Inc.	28,634	1,350,666

		7,814,455

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.(x)*	6,299	81,887
Applied Industrial Technologies, Inc.	18,399	1,677,437
Beacon Roofing Supply, Inc.*	26,703	1,397,101
Boise Cascade Co.	18,966	1,134,736
CAI International, Inc.	5,443	247,765
DXP Enterprises, Inc.*	4,826	145,600
EVI Industries, Inc.*	2,788	80,211
GATX Corp.	15,865	1,471,320
General Finance Corp.*	6,140	74,601
GMS, Inc.*	19,875	829,781
H&E Equipment Services, Inc.	15,116	574,408
Herc Holdings, Inc.*	10,829	1,097,303
Lawson Products, Inc.*	2,120	109,943
McGrath RentCorp	10,962	884,085
MRC Global, Inc.*	26,086	235,557
Nesco Holdings, Inc.(x)*	6,054	56,605
NOW, Inc.*	50,171	506,225
Rush Enterprises, Inc., Class A	18,932	943,381
Rush Enterprises, Inc., Class B	2,588	116,693
SiteOne Landscape Supply, Inc.*	20,121	3,435,460
Systemax, Inc.	4,046	166,372
Textainer Group Holdings Ltd.*	20,349	582,999
Titan Machinery, Inc.*	5,667	144,508
Transcat, Inc.*	2,210	108,467
Triton International Ltd.	27,326	1,502,657
Veritiv Corp.*	4,982	211,934
WESCO International, Inc.*	22,935	1,984,566
Willis Lease Finance Corp.*	1,448	62,930

		19,864,532

Total Industrials		204,475,725

Information Technology (11.3%)
Communications Equipment (0.6%)
ADTRAN, Inc.	15,190	253,369
Applied Optoelectronics, Inc.(x)*	7,948	66,445
CalAmp Corp.*	11,066	120,066
Calix, Inc.*	25,052	868,302
Cambium Networks Corp.*	2,241	104,700
Casa Systems, Inc.*	11,221	106,936
Clearfield, Inc.*	4,329	130,433
Comtech Telecommunications Corp.	8,029	199,440
Digi International, Inc.*	9,609	182,475
DZS, Inc.*	4,690	72,930
Extreme Networks, Inc.*	53,383	467,101
Genasys, Inc.*	10,387	69,489
Harmonic, Inc.*	34,486	270,370
Infinera Corp.*	73,314	706,014
Inseego Corp.(x)*	23,859	238,590
KVH Industries, Inc.*	7,833	99,322
NETGEAR, Inc.*	13,733	564,426
NetScout Systems, Inc.*	32,514	915,594
PCTEL, Inc.*	7,685	53,411
Plantronics, Inc.*	16,344	635,945
Resonant, Inc.*	12,552	53,221
Ribbon Communications, Inc.*	21,498	176,499
Viavi Solutions, Inc.*	104,481	1,640,352

		7,995,430

Electronic Equipment, Instruments & Components (1.9%)
908 Devices, Inc.*	2,420	117,370
Akoustis Technologies, Inc.(x)*	10,848	144,712
Arlo Technologies, Inc.*	27,644	173,604
Badger Meter, Inc.	13,868	1,290,695
Bel Fuse, Inc., Class B	5,118	101,797
Belden, Inc.	20,751	920,722
Benchmark Electronics, Inc.	19,419	600,436
CTS Corp.	14,846	461,117
Daktronics, Inc.*	11,847	74,281
ePlus, Inc.*	6,274	625,141
Fabrinet*	17,118	1,547,296
FARO Technologies, Inc.*	8,390	726,322
II-VI, Inc.*	47,279	3,232,465
Insight Enterprises, Inc.*	16,791	1,602,197
Intellicheck, Inc.(x)*	6,767	56,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Iteris, Inc.*	15,760	$97,239
Itron, Inc.*	20,493	1,816,704
Kimball Electronics, Inc.*	8,324	214,759
Knowles Corp.*	39,199	820,043
Luna Innovations, Inc.*	9,418	99,172
Methode Electronics, Inc.	16,168	678,733
MTS Systems Corp.*	8,754	509,483
Napco Security Technologies, Inc.*	4,636	161,472
nLight, Inc.*	17,780	576,072
Novanta, Inc.*	15,502	2,044,559
OSI Systems, Inc.*	8,030	771,683
PAR Technology Corp.(x)*	8,440	552,060
PC Connection, Inc.	3,994	185,282
Plexus Corp.*	14,042	1,289,617
Powerfleet, Inc.(x)*	11,500	94,530
Research Frontiers, Inc.(x)*	11,082	31,473
Rogers Corp.*	8,805	1,657,189
Sanmina Corp.*	32,288	1,336,077
ScanSource, Inc.*	8,467	253,587
TTM Technologies, Inc.*	45,480	659,460
Vishay Intertechnology, Inc.	60,964	1,468,013
Vishay Precision Group, Inc.*	4,992	153,804
Wrap Technologies, Inc.(x)*	4,173	23,202

		27,169,075

IT Services (1.3%)
Brightcove, Inc.*	12,056	242,567
Cardtronics plc, Class A*	17,143	665,148
Cass Information Systems, Inc.	4,576	211,732
Conduent, Inc.*	74,716	497,609
Contra Bmtechnologies(r)*	2,045	17,871
CSG Systems International, Inc.	15,224	683,405
Evertec, Inc.	28,670	1,067,097
Evo Payments, Inc., Class A*	20,630	567,738
ExlService Holdings, Inc.*	15,414	1,389,726
GreenSky, Inc., Class A*	18,107	112,082
Grid Dynamics Holdings, Inc.(x)*	10,108	161,020
GTT Communications, Inc.(x)*	12,271	22,456
Hackett Group, Inc. (The)	9,750	159,802
I3 Verticals, Inc., Class A*	5,710	177,724
IBEX Holdings Ltd.*	1,805	39,710
Information Services Group, Inc.*	14,657	64,491
International Money Express, Inc.*	10,324	154,963
Limelight Networks, Inc.(x)*	39,514	141,065
LiveRamp Holdings, Inc.*	30,865	1,601,276
MAXIMUS, Inc.	28,451	2,533,277
MoneyGram International, Inc.*	22,140	145,460
NIC, Inc.	31,252	1,060,380
Paysign, Inc.(x)*	10,337	45,173
Perficient, Inc.*	14,850	871,992
Perspecta, Inc.	62,535	1,816,642
PFSweb, Inc.*	6,012	40,581
Priority Technology Holdings, Inc.(x)*	2,281	15,830
Rackspace Technology, Inc.(x)*	11,565	275,016
Repay Holdings Corp.*	30,062	705,856
ServiceSource International, Inc.(x)*	35,769	52,580
StarTek, Inc.*	7,955	63,242
Sykes Enterprises, Inc.*	18,936	834,699
TTEC Holdings, Inc.	8,308	834,539
Tucows, Inc., Class A(x)*	3,493	270,708
Unisys Corp.*	29,795	757,389
Verra Mobility Corp.*	63,217	855,642

		19,156,488

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Energy Industries, Inc.	17,139	1,871,065
Alpha & Omega Semiconductor Ltd.*	7,545	246,721
Ambarella, Inc.*	16,105	1,616,781
Amkor Technology, Inc.	45,872	1,087,625
Atomera, Inc.(x)*	6,171	151,189
Axcelis Technologies, Inc.*	14,158	581,752
AXT, Inc.*	13,679	159,497
Brooks Automation, Inc.	33,504	2,735,602
CEVA, Inc.*	9,754	547,687
CMC Materials, Inc.	13,026	2,302,867
Cohu, Inc.*	17,933	750,317
CyberOptics Corp.*	2,660	69,080
Diodes, Inc.*	20,378	1,626,980
DSP Group, Inc.*	8,832	125,856
FormFactor, Inc.*	37,159	1,676,242
GSI Technology, Inc.*	6,810	45,559
Ichor Holdings Ltd.*	11,688	628,814
Impinj, Inc.*	7,665	435,909
Lattice Semiconductor Corp.*	61,517	2,769,495
MACOM Technology Solutions Holdings, Inc.*	21,891	1,270,116
Maxeon Solar Technologies Ltd.(x)*	3,245	102,412
MaxLinear, Inc.*	31,633	1,078,053
NeoPhotonics Corp.*	16,332	195,167
NVE Corp.	2,016	141,322
Onto Innovation, Inc.*	22,183	1,457,645
PDF Solutions, Inc.*	11,502	204,506
Photronics, Inc.*	17,287	222,311
Pixelworks, Inc.*	15,852	52,470
Power Integrations, Inc.	27,024	2,201,916
Rambus, Inc.*	55,171	1,072,524
Semtech Corp.*	29,611	2,043,159
Silicon Laboratories, Inc.*	20,236	2,854,693
SiTime Corp.*	5,247	517,354
SMART Global Holdings, Inc.*	4,793	220,574
SunPower Corp.(x)*	34,909	1,167,706
Synaptics, Inc.*	16,570	2,243,909
Ultra Clean Holdings, Inc.*	19,862	1,152,790
Veeco Instruments, Inc.*	21,826	452,671

		38,080,336

Software (4.6%)
8x8, Inc.*	51,572	1,672,996
A10 Networks, Inc.*	20,152	193,661
ACI Worldwide, Inc.*	51,397	1,955,656
Agilysys, Inc.*	6,799	326,080
Alarm.com Holdings, Inc.*	22,610	1,953,052
Altair Engineering, Inc., Class A*	20,782	1,300,330
American Software, Inc., Class A	10,789	223,332
Appfolio, Inc., Class A*	7,874	1,113,462
Appian Corp.(x)*	16,609	2,208,167
Asure Software, Inc.*	4,878	37,268
Avaya Holdings Corp.*	38,261	1,072,456
Benefitfocus, Inc.*	11,058	152,711
Blackbaud, Inc.*	22,763	1,617,994
Blackline, Inc.*	23,376	2,533,958
Bottomline Technologies DE, Inc.*	20,834	942,739
Box, Inc., Class A*	68,021	1,561,762
Cerence, Inc.*	18,206	1,630,893
ChannelAdvisor Corp.*	10,402	244,967
Cloudera, Inc.*	96,742	1,177,350
Cognyte Software Ltd.*	29,600	823,176
CommVault Systems, Inc.*	19,694	1,270,263
Cornerstone OnDemand, Inc.*	28,723	1,251,748
Digimarc Corp.(x)*	3,741	110,958
Digital Turbine, Inc.*	38,923	3,127,852
Domo, Inc., Class B*	11,074	623,355
Ebix, Inc.	9,089	291,121
eGain Corp.*	7,907	75,037
Envestnet, Inc.*	25,395	1,834,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GTY Technology Holdings, Inc.*	19,813	$126,605
Intelligent Systems Corp.(x)*	3,532	144,494
InterDigital, Inc.	14,701	932,778
j2 Global, Inc.*	19,810	2,374,427
LivePerson, Inc.*	30,136	1,589,373
MicroStrategy, Inc., Class A*	3,331	2,261,083
Mimecast Ltd.*	27,375	1,100,749
Mitek Systems, Inc.*	13,651	199,032
Model N, Inc.*	15,471	545,043
ON24, Inc.(x)*	2,898	140,582
OneSpan, Inc.*	11,008	269,696
Park City Group, Inc.(x)*	4,981	30,434
Ping Identity Holding Corp.*	12,250	268,643
Progress Software Corp.	21,039	926,978
PROS Holdings, Inc.*	18,877	802,273
Q2 Holdings, Inc.*	23,050	2,309,610
QAD, Inc., Class A	3,806	253,403
Qualys, Inc.*	16,117	1,688,739
Rapid7, Inc.*	24,066	1,795,564
Rimini Street, Inc.*	9,286	83,295
Sailpoint Technologies Holdings, Inc.*	39,776	2,014,257
Sapiens International Corp. NV	9,291	295,361
SeaChange International, Inc.(x)*	10,670	16,539
SecureWorks Corp., Class A*	5,184	69,362
ShotSpotter, Inc.(x)*	2,532	88,797
Smith Micro Software, Inc.*	13,632	75,044
Sprout Social, Inc., Class A*	12,535	724,022
SPS Commerce, Inc.*	17,244	1,712,502
Sumo Logic, Inc.(x)*	5,173	97,563
SVMK, Inc.*	59,301	1,086,394
Synchronoss Technologies, Inc.*	17,939	64,042
Telos Corp.(x)*	5,526	209,546
Tenable Holdings, Inc.*	32,169	1,164,035
Upland Software, Inc.*	11,932	563,071
Varonis Systems, Inc.*	45,407	2,331,195
Verint Systems, Inc.*	29,656	1,349,051
Veritone, Inc.*	7,956	190,785
Viant Technology, Inc., Class A*	3,601	190,457
VirnetX Holding Corp.(x)	19,794	110,253
Workiva, Inc.*	18,829	1,661,848
Xperi Holding Corp.	51,006	1,110,401
Yext, Inc.*	50,769	735,135
Zix Corp.*	18,198	137,395
Zuora, Inc., Class A*	47,613	704,672

		65,871,153

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	55,912	1,534,225
Avid Technology, Inc.*	10,259	216,568
Corsair Gaming, Inc.(x)*	7,553	251,439
Diebold Nixdorf, Inc.*	31,397	443,640
Eastman Kodak Co.(x)*	6,083	47,873
Immersion Corp.*	3,899	37,352
Intevac, Inc.*	9,535	68,175
Quantum Corp.*	11,754	97,911
Super Micro Computer, Inc.*	21,143	825,846

		3,523,029

Total Information Technology		161,795,511

Materials (4.0%)
Chemicals (1.6%)
Advanced Emissions Solutions, Inc.*	6,793	37,362
AdvanSix, Inc.*	10,312	276,568
AgroFresh Solutions, Inc.*	12,489	24,978
American Vanguard Corp.	11,237	229,347
Amyris, Inc.(x)*	50,070	956,337
Avient Corp.	41,024	1,939,204
Balchem Corp.	14,566	1,826,722
Chase Corp.	2,987	347,657
Ferro Corp.*	35,155	592,713
FutureFuel Corp.	11,448	166,339
GCP Applied Technologies, Inc.*	24,471	600,518
Hawkins, Inc.	6,576	220,428
HB Fuller Co.	24,093	1,515,691
Ingevity Corp.*	19,133	1,445,116
Innospec, Inc.	11,731	1,204,656
Intrepid Potash, Inc.*	2,831	92,177
Koppers Holdings, Inc.*	6,940	241,234
Kraton Corp.*	14,277	522,395
Kronos Worldwide, Inc.	6,982	106,825
Livent Corp.*	68,272	1,182,471
Marrone Bio Innovations, Inc.(x)*	22,835	47,725
Minerals Technologies, Inc.	16,037	1,207,907
Orion Engineered Carbons SA*	28,256	557,208
PQ Group Holdings, Inc.	12,914	215,664
Quaker Chemical Corp.	6,214	1,514,787
Rayonier Advanced Materials, Inc.*	20,466	185,627
Sensient Technologies Corp.	20,027	1,562,106
Stepan Co.	10,282	1,306,945
Trecora Resources*	8,722	67,770
Tredegar Corp.	8,750	131,338
Trinseo SA	18,040	1,148,607
Tronox Holdings plc, Class A	49,294	902,080

		22,376,502

Construction Materials (0.1%)
Forterra, Inc.*	8,619	200,392
Summit Materials, Inc., Class A*	55,528	1,555,895
United States Lime & Minerals, Inc.	892	119,269
US Concrete, Inc.*	4,820	353,402

		2,228,958

Containers & Packaging (0.2%)
Greif, Inc., Class A	11,519	656,583
Greif, Inc., Class B	2,254	129,019
Myers Industries, Inc.	12,944	255,773
O-I Glass, Inc.*	74,911	1,104,188
Pactiv Evergreen, Inc.	19,298	265,155
Ranpak Holdings Corp.*	9,190	184,351
UFP Technologies, Inc.*	2,169	108,060

		2,703,129

Metals & Mining (1.7%)
Alcoa Corp.*	85,529	2,778,837
Allegheny Technologies, Inc.*	59,553	1,254,186
Arconic Corp.*	47,339	1,201,937
Caledonia Mining Corp. plc(x)	4,418	63,133
Carpenter Technology Corp.	21,328	877,647
Century Aluminum Co.*	15,016	265,183
Cleveland-Cliffs, Inc.(x)	208,399	4,190,904
Coeur Mining, Inc.*	116,847	1,055,128
Commercial Metals Co.	58,571	1,806,330
Compass Minerals International, Inc.	16,142	1,012,426
Gatos Silver, Inc.(x)*	7,439	74,167
Gold Resource Corp.	24,860	65,630
Haynes International, Inc.	3,795	112,598
Hecla Mining Co.	250,224	1,423,775
Kaiser Aluminum Corp.	7,364	813,722
Materion Corp.	9,738	645,045
Novagold Resources, Inc.*	111,273	974,752
Olympic Steel, Inc.	5,147	151,579
Ryerson Holding Corp.*	8,726	148,691
Schnitzer Steel Industries, Inc., Class A	11,776	492,119
SunCoke Energy, Inc.	27,294	191,331
TimkenSteel Corp.*	13,049	153,326
United States Steel Corp.	119,041	3,115,303
Warrior Met Coal, Inc.	17,376	297,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Worthington Industries, Inc.	17,505	$1,174,410

		24,339,810

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	5,391	202,809
Domtar Corp.	26,300	971,785
Glatfelter Corp.	20,203	346,481
Louisiana-Pacific Corp.	50,460	2,798,512
Neenah, Inc.	5,804	298,210
Schweitzer-Mauduit International, Inc.	15,101	739,496
Verso Corp., Class A	9,932	144,908

		5,502,201

Total Materials		57,150,600

Real Estate (5.3%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	39,170	743,055
Agree Realty Corp. (REIT)	28,607	1,925,537
Alexander & Baldwin, Inc. (REIT)	33,023	554,456
Alexander’s, Inc. (REIT)	731	202,706
Alpine Income Property Trust, Inc. (REIT)	2,952	51,247
American Assets Trust, Inc. (REIT)	23,896	775,186
American Finance Trust, Inc. (REIT)	49,432	485,422
Armada Hoffler Properties, Inc. (REIT)	19,013	238,423
Bluerock Residential Growth REIT, Inc. (REIT)	5,636	56,980
Broadstone Net Lease, Inc. (REIT)	12,166	222,638
BRT Apartments Corp. (REIT)	4,306	72,513
CareTrust REIT, Inc. (REIT)	45,949	1,069,922
CatchMark Timber Trust, Inc. (REIT), Class A	16,070	163,593
Centerspace (REIT)	3,970	269,960
Chatham Lodging Trust (REIT)*	15,437	203,151
CIM Commercial Trust Corp. (REIT)	6,831	88,052
City Office REIT, Inc. (REIT)	13,993	148,606
Clipper Realty, Inc. (REIT)	8,458	66,987
Colony Capital, Inc. (REIT)*	230,597	1,494,269
Columbia Property Trust, Inc. (REIT)	55,024	940,910
Community Healthcare Trust, Inc. (REIT)	10,612	489,425
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	5,566	39,352
CorePoint Lodging, Inc. (REIT)*	10,913	98,544
CTO Realty Growth, Inc. (REIT)(x)	2,213	115,098
DiamondRock Hospitality Co. (REIT)*	97,338	1,002,581
Diversified Healthcare Trust (REIT)	111,821	534,504
Easterly Government Properties, Inc. (REIT)	37,508	777,541
EastGroup Properties, Inc. (REIT)	17,819	2,553,106
Essential Properties Realty Trust, Inc. (REIT)	49,110	1,121,181
Farmland Partners, Inc. (REIT)	6,814	76,385
Four Corners Property Trust, Inc. (REIT)	34,460	944,204
Franklin Street Properties Corp. (REIT)	34,902	190,216
GEO Group, Inc. (The) (REIT)(x)	39,886	309,515
Getty Realty Corp. (REIT)	13,643	386,370
Gladstone Commercial Corp. (REIT)	11,523	225,390
Gladstone Land Corp. (REIT)	7,261	132,876
Global Medical REIT, Inc. (REIT)	14,294	187,394
Global Net Lease, Inc. (REIT)	39,655	716,169
Healthcare Realty Trust, Inc. (REIT)	67,071	2,033,593
Hersha Hospitality Trust (REIT)*	9,563	100,890
Independence Realty Trust, Inc. (REIT)	44,730	679,896
Indus Realty Trust, Inc. (REIT)	956	57,513
Industrial Logistics Properties Trust (REIT)	31,011	717,284
Innovative Industrial Properties, Inc. (REIT)(x)	10,893	1,962,483
iStar, Inc. (REIT)(x)	33,374	593,390
Kite Realty Group Trust (REIT)	37,798	729,123
Lexington Realty Trust (REIT)	131,414	1,460,010
LTC Properties, Inc. (REIT)	17,655	736,567
Macerich Co. (The) (REIT)(x)	70,564	825,599
Mack-Cali Realty Corp. (REIT)	38,816	600,872
Monmouth Real Estate Investment Corp. (REIT)	46,364	820,179
National Health Investors, Inc. (REIT)	20,611	1,489,763
National Storage Affiliates Trust (REIT)	30,307	1,210,159
NETSTREIT Corp. (REIT)	7,341	135,735
New Senior Investment Group, Inc. (REIT)	27,138	169,070
NexPoint Residential Trust, Inc. (REIT)	6,855	315,947
Office Properties Income Trust (REIT)	22,135	609,155
One Liberty Properties, Inc. (REIT)	5,892	131,215
Pebblebrook Hotel Trust (REIT)	60,325	1,465,294
Physicians Realty Trust (REIT)	99,021	1,749,701
Piedmont Office Realty Trust, Inc. (REIT), Class A	59,716	1,037,267
Plymouth Industrial REIT, Inc. (REIT)	8,393	141,422
PotlatchDeltic Corp. (REIT)	30,739	1,626,708
Preferred Apartment Communities, Inc. (REIT), Class A	15,326	150,961
PS Business Parks, Inc. (REIT)	9,697	1,498,962
QTS Realty Trust, Inc. (REIT), Class A(x)	29,740	1,845,070
Retail Opportunity Investments Corp. (REIT)	50,697	804,561
Retail Properties of America, Inc. (REIT), Class A	102,289	1,071,989
Retail Value, Inc. (REIT)	4,078	76,299
RLJ Lodging Trust (REIT)	82,060	1,270,289
RPT Realty (REIT)	30,036	342,711
Ryman Hospitality Properties, Inc. (REIT)*	23,904	1,852,799
Sabra Health Care REIT, Inc. (REIT)	98,168	1,704,196
Safehold, Inc. (REIT)(x)	8,302	581,970
Saul Centers, Inc. (REIT)	3,729	149,570
Seritage Growth Properties (REIT), Class A(x)*	11,528	211,539
Service Properties Trust (REIT)	78,385	929,646
SITE Centers Corp. (REIT)	73,251	993,284
STAG Industrial, Inc. (REIT)	72,203	2,426,743
Summit Hotel Properties, Inc. (REIT)*	48,666	494,447
Sunstone Hotel Investors, Inc. (REIT)*	104,113	1,297,248
Tanger Factory Outlet Centers, Inc. (REIT)(x)	42,700	646,051
Terreno Realty Corp. (REIT)	30,344	1,752,973
UMH Properties, Inc. (REIT)	12,046	230,922
Uniti Group, Inc. (REIT)	93,459	1,030,853
Universal Health Realty Income Trust (REIT)	3,981	269,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Urban Edge Properties (REIT)	53,122	$877,575
Urstadt Biddle Properties, Inc. (REIT), Class A	9,410	156,677
Washington REIT (REIT)	39,125	864,662
Whitestone REIT (REIT)	11,265	109,271
Xenia Hotels & Resorts, Inc. (REIT)*	53,448	1,042,236

		65,755,635

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA(x)*	3,865	35,519
American Realty Investors, Inc.(x)*	960	8,477
Cushman & Wakefield plc(x)*	50,914	830,916
eXp World Holdings, Inc.(x)*	23,969	1,091,788
Fathom Holdings, Inc.(x)*	1,608	58,901
Forestar Group, Inc.*	4,590	106,855
FRP Holdings, Inc.*	2,003	98,588
Kennedy-Wilson Holdings, Inc.	57,767	1,167,471
Marcus & Millichap, Inc.*	7,043	237,349
Maui Land & Pineapple Co., Inc.*	4,846	55,971
Newmark Group, Inc., Class A	67,589	676,228
Rafael Holdings, Inc., Class B*	2,737	109,261
RE/MAX Holdings, Inc., Class A	6,145	242,052
Realogy Holdings Corp.*	52,037	787,320
Redfin Corp.*	46,435	3,092,107
RMR Group, Inc. (The), Class A	5,146	210,008
St Joe Co. (The)	15,826	678,935
Stratus Properties, Inc.*	3,233	98,607
Tejon Ranch Co.*	5,204	87,115
Transcontinental Realty Investors, Inc.(x)*	1,451	31,226

		9,704,694

Total Real Estate		75,460,329

Utilities (2.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	22,936	1,541,070
Genie Energy Ltd., Class B	4,774	30,267
MGE Energy, Inc.	17,482	1,248,040
Otter Tail Corp.	19,070	880,462
PNM Resources, Inc.	38,464	1,886,659
Portland General Electric Co.	40,477	1,921,443
Spark Energy, Inc., Class A(x)	5,016	53,571

		7,561,512

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A(x)	15,738	1,201,911
Chesapeake Utilities Corp.	7,800	905,424
New Jersey Resources Corp.	43,542	1,736,020
Northwest Natural Holding Co.	14,374	775,477
ONE Gas, Inc.	23,779	1,828,843
RGC Resources, Inc.	3,056	67,782
South Jersey Industries, Inc.	46,188	1,042,925
Southwest Gas Holdings, Inc.	25,183	1,730,324
Spire, Inc.	23,911	1,766,784

		11,055,490

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	31,933	92,286
Brookfield Renewable Corp.	57,244	2,679,019
Clearway Energy, Inc., Class A	12,443	329,864
Clearway Energy, Inc., Class C	37,909	1,066,759
Ormat Technologies, Inc.	19,081	1,498,431
Sunnova Energy International, Inc.*	26,541	1,083,404

		6,749,763

Multi-Utilities (0.4%)
Avista Corp.	32,109	1,533,205
Black Hills Corp.	27,699	1,849,462
NorthWestern Corp.	22,452	1,463,870
Unitil Corp.	4,980	227,536

		5,074,073

Water Utilities (0.3%)
American States Water Co.	17,363	1,312,990
Artesian Resources Corp., Class A	2,600	102,388
Cadiz, Inc.(x)*	7,797	74,773
California Water Service Group	22,927	1,291,707
Consolidated Water Co. Ltd.	5,916	79,570
Global Water Resources, Inc.	5,179	84,470
Middlesex Water Co.	7,828	618,569
Pure Cycle Corp.*	7,661	102,811
SJW Group	12,469	785,422
York Water Co. (The)	4,432	217,035

		4,669,735

Total Utilities		35,110,573

Total Common Stocks (89.0%) (Cost $737,880,549)		1,277,842,377

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	10,200	6,732
Contra Aduro Biotech I, CVR (r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		3,726

Total Health Care		17,082

Total Rights (0.0%) (Cost $44,312)		17,082

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	97,802,188	97,851,089

Total Investment Companies		100,851,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.2%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $408,002.(xx)	$400,000	$400,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $3,947,914, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $4,026,872.(xx)	3,947,914	3,947,914
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $7,769,908, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $8,621,839.(xx)	7,769,500	7,769,500
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $3,000,016, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $3,318,121.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $5,000,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $10,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $11,099,169.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		32,117,414

Total Short-Term Investments (9.2%) (Cost $132,949,732)		132,968,503

Total Investments in Securities (98.2%) (Cost $870,874,593)		1,410,827,962
Other Assets Less Liabilities (1.8%)		25,132,121

Net Assets (100%)		$1,435,960,083

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $1,658,480 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $56,276,443. This was collateralized by $21,169,622 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $35,117,414 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	33,377	626,028	—	(38,155)	2,661	63,655	654,189	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	13,492	1,023,278	—	(126,190)	37,320	(32,198)	902,210	2,900	—

Total		1,649,306	—	(164,345)	39,981	31,457	1,556,399	2,900	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,436	6/2021	USD	159,575,500	(5,692,715)

					(5,692,715)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,750,821	$—	$—		$30,750,821
Consumer Discretionary	185,931,863	17,564	—		185,949,427
Consumer Staples	41,813,402	69,958	—		41,883,360
Energy	33,366,919	—	—		33,366,919
Financials	202,945,676	—	—		202,945,676
Health Care	248,897,254	—	56,182		248,953,436
Industrials	203,844,507	631,218	—		204,475,725
Information Technology	161,334,000	443,640	17,871		161,795,511
Materials	57,150,600	—	—		57,150,600
Real Estate	75,460,329	—	—		75,460,329
Utilities	35,110,573	—	—		35,110,573
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	17,082		17,082
Short-Term Investments
Investment Companies	100,851,089	—	—		100,851,089
Repurchase Agreements	—	32,117,414	—		32,117,414

Total Assets	$1,377,457,033	$33,279,794	$91,135		$1,410,827,962

Liabilities:
Futures	$(5,692,715)	$—	$—		$(5,692,715)

Total Liabilities	$(5,692,715)	$—	$—		$(5,692,715)

Total	$1,371,764,318	$33,279,794	$91,135		$1,405,135,247

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,286,192
Aggregate gross unrealized depreciation	(76,490,936)

Net unrealized appreciation	$525,795,256

Federal income tax cost of investments in securities and derivative instruments, if applicable	$879,339,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.2%)
Afterpay Ltd.*	18,841	$1,452,534
AGL Energy Ltd.	53,929	395,281
AMP Ltd.	295,639	284,059
Ampol Ltd.	21,997	410,177
APA Group	102,793	782,326
Aristocrat Leisure Ltd.	51,862	1,353,108
ASX Ltd.	17,410	939,549
Aurizon Holdings Ltd.	160,107	474,276
AusNet Services	145,025	202,132
Australia & New Zealand Banking Group Ltd.	250,772	5,367,554
BHP Group Ltd.	261,177	8,986,478
BHP Group plc	186,885	5,396,263
BlueScope Steel Ltd.	45,545	669,388
Brambles Ltd.	132,465	1,064,494
CIMIC Group Ltd.(x)*	7,004	93,577
Coca-Cola Amatil Ltd.	44,742	456,402
Cochlear Ltd.	5,697	912,900
Coles Group Ltd.	116,807	1,420,419
Commonwealth Bank of Australia	157,418	10,294,705
Computershare Ltd.	45,777	522,940
Crown Resorts Ltd.*	29,647	264,816
CSL Ltd.	40,329	8,106,730
Dexus (REIT)	93,195	690,166
Evolution Mining Ltd.	138,880	430,384
Fortescue Metals Group Ltd.	150,078	2,278,695
Glencore plc*	891,756	3,494,498
Goodman Group (REIT)	147,981	2,036,669
GPT Group (The) (REIT)	176,238	615,763
Insurance Australia Group Ltd.	217,889	774,529
Lendlease Corp. Ltd.	60,535	594,053
Macquarie Group Ltd.	30,562	3,547,699
Magellan Financial Group Ltd.	11,704	401,551
Medibank Pvt Ltd.	246,911	525,115
Mirvac Group (REIT)	356,180	676,341
National Australia Bank Ltd.	291,031	5,747,367
Newcrest Mining Ltd.	71,346	1,323,341
Northern Star Resources Ltd.	97,600	702,772
Oil Search Ltd.	180,331	561,579
Orica Ltd.	34,304	363,476
Origin Energy Ltd.	158,592	564,951
Qantas Airways Ltd.*	77,515	299,681
QBE Insurance Group Ltd.	127,010	928,046
Ramsay Health Care Ltd.	16,409	835,052
REA Group Ltd.	4,647	500,290
Rio Tinto Ltd.	32,905	2,767,974
Rio Tinto plc	99,486	7,611,903
Santos Ltd.	152,832	824,193
Scentre Group (REIT)	461,930	989,422
SEEK Ltd.*	30,260	655,273
Sonic Healthcare Ltd.	40,574	1,081,403
South32 Ltd.	429,400	916,484
Stockland (REIT)	217,866	728,113
Suncorp Group Ltd.	117,332	882,283
Sydney Airport*	118,525	557,259
Tabcorp Holdings Ltd.	200,156	711,493
Telstra Corp. Ltd.	365,623	944,210
TPG Telecom Ltd.	35,715	171,716
Transurban Group	243,725	2,465,816
Treasury Wine Estates Ltd.	63,812	501,648
Vicinity Centres (REIT)	330,449	415,393
Washington H Soul Pattinson & Co. Ltd.	10,497	251,787
Wesfarmers Ltd.	101,189	4,048,116
Westpac Banking Corp.	319,616	5,925,877
WiseTech Global Ltd.	12,209	269,391
Woodside Petroleum Ltd.	84,982	1,549,154
Woolworths Group Ltd.	112,875	3,503,957

		115,514,991

Austria (0.2%)
Erste Group Bank AG	25,124	852,068
OMV AG	13,066	662,851
Raiffeisen Bank International AG	14,575	320,135
Verbund AG	5,998	436,099
voestalpine AG	9,900	410,172

		2,681,325

Belgium (0.8%)
Ageas SA/NV	15,445	933,873
Anheuser-Busch InBev SA/NV	68,001	4,286,282
Elia Group SA/NV	2,715	298,966
Etablissements Franz Colruyt NV	4,403	262,611
Galapagos NV*	3,661	283,870
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	271,096
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	7,736	800,695
KBC Group NV*	22,418	1,629,955
Proximus SADP	12,803	278,661
Sofina SA	1,409	476,699
Solvay SA	6,756	841,397
UCB SA	11,330	1,077,816
Umicore SA	17,181	911,301

		12,353,222

Brazil (0.1%)
Yara International ASA	16,007	832,432

Chile (0.0%)
Antofagasta plc	35,470	826,392

China (0.5%)
BOC Hong Kong Holdings Ltd.	330,672	1,154,828
Budweiser Brewing Co. APAC Ltd.(m)	145,227	433,396
ESR Cayman Ltd.(m)*	143,428	469,539
Prosus NV*	43,107	4,792,290
Wilmar International Ltd.	163,767	659,840

		7,509,893

Denmark (2.1%)
Ambu A/S, Class B	13,903	652,931
AP Moller - Maersk A/S, Class A	291	633,541
AP Moller - Maersk A/S, Class B	542	1,259,035
Carlsberg A/S, Class B	9,202	1,413,829
Chr Hansen Holding A/S*	9,488	862,158
Coloplast A/S, Class B	10,462	1,573,114
Danske Bank A/S	62,507	1,169,681
Demant A/S*	10,160	430,377
DSV Panalpina A/S	18,473	3,624,270
Genmab A/S*	5,816	1,913,529
GN Store Nord A/S	11,689	920,267
H Lundbeck A/S	5,667	193,598
Novo Nordisk A/S, Class B	152,666	10,342,997
Novozymes A/S, Class B	18,627	1,193,103
Orsted A/S(m)	16,908	2,730,816
Pandora A/S	8,751	937,560
ROCKWOOL International A/S, Class B	758	319,535
Tryg A/S	25,284	596,301
Vestas Wind Systems A/S	17,352	3,561,629

		34,328,271

Finland (1.1%)
Elisa OYJ	12,259	735,195
Fortum OYJ	39,263	1,047,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	25,298	$773,714
Kone OYJ, Class B	30,040	2,453,976
Neste OYJ	37,811	2,006,872
Nokia OYJ*	504,269	2,013,272
Nordea Bank Abp (Aquis Stock Exchange)	4,742	46,773
Nordea Bank Abp (Turquoise Stock Exchange)	280,854	2,765,625
Orion OYJ, Class B	9,367	375,347
Sampo OYJ, Class A	42,098	1,899,199
Stora Enso OYJ, Class R	51,534	961,202
UPM-Kymmene OYJ	47,063	1,690,494
Wartsila OYJ Abp	40,045	419,547

		17,189,171

France (9.7%)
Accor SA*	16,004	603,575
Adevinta ASA*	19,517	287,285
Aeroports de Paris*	2,532	302,569
Air Liquide SA	41,941	6,851,361
Airbus SE*	52,022	5,889,539
Alstom SA(x)*	22,775	1,135,635
Amundi SA(m)*	5,609	448,597
Arkema SA	6,383	773,610
Atos SE	8,571	668,607
AXA SA‡	172,617	4,632,564
BioMerieux	3,673	467,345
BNP Paribas SA*	99,508	6,054,035
Bollore SA	73,617	355,510
Bouygues SA	20,931	839,220
Bureau Veritas SA*	26,531	755,110
Capgemini SE	14,387	2,448,074
Carrefour SA(x)	53,732	973,213
Cie de Saint-Gobain	44,976	2,654,046
Cie Generale des Etablissements Michelin SCA	15,168	2,270,576
CNP Assurances	14,300	271,835
Covivio (REIT)	4,852	415,366
Credit Agricole SA	101,115	1,463,840
Danone SA	55,150	3,783,453
Dassault Aviation SA	221	245,949
Dassault Systemes SE	11,807	2,525,523
Edenred	22,061	1,152,291
Eiffage SA*	7,512	751,964
Electricite de France SA*	56,017	751,507
Engie SA	162,680	2,309,329
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	867,854
EssilorLuxottica SA (Turquoise Stock Exchange)	20,093	3,271,731
Eurazeo SE*	3,428	260,899
Faurecia SE (Euronext Paris)	9,165	488,285
Faurecia SE (Italian Stock Exchange)	1,475	78,380
Gecina SA (REIT)	4,188	576,583
Getlink SE	39,924	612,391
Hermes International	2,831	3,133,999
Iliad SA	1,219	231,725
Ipsen SA	3,122	267,815
Kering SA	6,681	4,611,569
Klepierre SA (REIT)	17,113	399,060
La Francaise des Jeux SAEM(m)	7,460	339,173
Legrand SA	23,650	2,199,889
L’Oreal SA	22,334	8,559,246
LVMH Moet Hennessy Louis Vuitton SE	24,613	16,397,448
Natixis SA	82,185	393,416
Orange SA	177,689	2,188,989
Orpea SA	4,595	532,389
Pernod Ricard SA	18,696	3,509,064
Publicis Groupe SA	19,168	1,169,771
Remy Cointreau SA(x)	2,017	372,540
Renault SA*	17,346	751,217
Safran SA	28,220	3,840,512
Sanofi	100,457	9,925,149
Sartorius Stedim Biotech	2,439	1,004,508
Schneider Electric SE	47,749	7,293,382
SCOR SE	14,128	482,126
SEB SA	2,176	383,790
Societe Generale SA*	71,293	1,865,652
Sodexo SA*	8,061	773,077
Suez SA	30,380	643,417
Teleperformance	5,226	1,904,747
Thales SA	9,394	933,305
TOTAL SE	223,463	10,423,240
Ubisoft Entertainment SA*	8,200	623,895
Unibail-Rodamco-Westfield (REIT)*	11,999	961,628
Valeo SA	20,484	695,905
Veolia Environnement SA	47,087	1,207,086
Vinci SA	45,979	4,710,414
Vivendi SE	74,019	2,430,458
Wendel SE	2,310	286,876
Worldline SA(m)*	21,197	1,775,836

		155,459,964

Germany (8.5%)
adidas AG*	16,849	5,259,799
Allianz SE (Registered)	36,554	9,304,256
Aroundtown SA	85,446	608,229
BASF SE	81,347	6,757,826
Bayer AG (Registered)	86,892	5,498,430
Bayerische Motoren Werke AG	29,592	3,070,134
Bayerische Motoren Werke AG (Preference)(q)	4,482	356,622
Bechtle AG	2,544	477,038
Beiersdorf AG	9,110	962,565
Brenntag SE	13,680	1,167,897
Carl Zeiss Meditec AG	3,638	548,217
Commerzbank AG*	89,451	548,413
Continental AG	9,657	1,276,301
Covestro AG(m)	16,463	1,107,015
Daimler AG (Registered)	75,752	6,752,301
Delivery Hero SE(m)*	11,547	1,496,299
Deutsche Bank AG (Registered)*	174,321	2,082,695
Deutsche Boerse AG	16,982	2,821,926
Deutsche Lufthansa AG (Registered)*	24,680	327,192
Deutsche Post AG (Registered)	87,312	4,783,697
Deutsche Telekom AG (Registered)	294,602	5,931,888
Deutsche Wohnen SE	30,060	1,402,299
E.ON SE	200,890	2,337,933
Evonik Industries AG	18,320	647,953
Fresenius Medical Care AG & Co. KGaA	18,896	1,389,834
Fresenius SE & Co. KGaA	37,420	1,666,655
FUCHS PETROLUB SE (Preference)(q)	5,811	278,307
GEA Group AG	13,774	564,539
Hannover Rueck SE	5,358	978,942
HeidelbergCement AG	13,312	1,209,227
HelloFresh SE*	13,013	970,558
Henkel AG & Co. KGaA	9,189	910,028
Henkel AG & Co. KGaA (Preference)(q)	15,718	1,766,939
HOCHTIEF AG(x)	2,285	204,455
Infineon Technologies AG	115,391	4,892,459
Just Eat Takeaway.com NV(m)(x)*	11,243	1,036,578
KION Group AG	6,511	642,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Knorr-Bremse AG	6,623	$826,542
LANXESS AG	7,477	551,174
LEG Immobilien SE	6,401	841,924
Merck KGaA	11,552	1,975,157
MTU Aero Engines AG	4,773	1,123,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,323	3,794,880
Nemetschek SE	5,216	332,754
Porsche Automobil Holding SE (Preference)(q)	13,598	1,441,871
Puma SE*	8,891	871,028
Rational AG(x)	475	369,034
RWE AG	57,415	2,250,188
SAP SE	92,581	11,336,852
Sartorius AG (Preference)(q)	3,179	1,585,151
Scout24 AG(m)(x)	9,724	737,796
Siemens AG (Registered)	67,824	11,135,209
Siemens Energy AG*	35,665	1,280,243
Siemens Healthineers AG(m)	23,928	1,296,389
Symrise AG	11,234	1,362,203
TeamViewer AG*	13,596	580,841
Telefonica Deutschland Holding AG	99,263	291,014
Uniper SE	18,579	672,801
United Internet AG (Registered)	9,007	361,238
Volkswagen AG(x)	2,931	1,062,777
Volkswagen AG (Preference)(q)	16,563	4,634,430
Vonovia SE	46,962	3,067,529
Zalando SE(m)*	13,709	1,344,642

		137,165,396

Hong Kong (2.6%)
AIA Group Ltd.	1,072,136	13,005,033
ASM Pacific Technology Ltd.	28,914	368,394
Bank of East Asia Ltd. (The)	108,244	230,576
CK Asset Holdings Ltd.	227,684	1,382,370
CK Infrastructure Holdings Ltd.	54,466	323,681
CLP Holdings Ltd.	147,381	1,431,325
Hang Lung Properties Ltd.	179,563	466,571
Hang Seng Bank Ltd.	66,780	1,292,804
Henderson Land Development Co. Ltd.	128,297	575,959
HK Electric Investments & HK Electric Investments Ltd.(m)	212,751	211,270
HKT Trust & HKT Ltd.	319,923	455,969
Hong Kong & China Gas Co. Ltd.	957,384	1,514,751
Hong Kong Exchanges & Clearing Ltd.	106,694	6,277,490
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	97,969	484,947
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,900	14,239
Jardine Matheson Holdings Ltd.	19,235	1,263,740
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	18,962	624,229
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)(x)	600	19,812
Link REIT (REIT)	184,053	1,676,201
Melco Resorts & Entertainment Ltd. (ADR)*	17,999	358,360
MTR Corp. Ltd.	140,168	794,227
New World Development Co. Ltd.	139,946	723,663
PCCW Ltd.	409,021	230,446
Power Assets Holdings Ltd.	125,100	738,618
Sino Land Co. Ltd.	265,782	369,916
Sun Hung Kai Properties Ltd.	116,243	1,761,416
Swire Pacific Ltd., Class A	42,381	317,826
Swire Properties Ltd.	98,805	305,664
Techtronic Industries Co. Ltd.	123,616	2,114,834
WH Group Ltd.(m)	869,357	704,512
Wharf Real Estate Investment Co. Ltd.	147,759	827,736
Xinyi Glass Holdings Ltd.	166,635	544,440

		41,411,019

Ireland (0.6%)
CRH plc	70,056	3,283,722
Flutter Entertainment plc*	14,396	3,094,505
Kerry Group plc (London Stock Exchange), Class A	9	1,133
Kerry Group plc (Turquoise Stock Exchange), Class A	14,199	1,776,680
Kingspan Group plc	13,423	1,138,085
Smurfit Kappa Group plc	21,649	1,019,573

		10,313,698

Israel (0.5%)
Azrieli Group Ltd.	4,281	263,921
Bank Hapoalim BM*	101,197	786,425
Bank Leumi Le-Israel BM*	133,372	877,684
Check Point Software Technologies Ltd.*	10,256	1,148,364
Elbit Systems Ltd.	2,193	310,081
ICL Group Ltd.	58,548	342,731
Isracard Ltd.*	1	3
Israel Discount Bank Ltd., Class A*	100,500	417,560
Mizrahi Tefahot Bank Ltd.*	11,370	296,366
Nice Ltd.*	5,697	1,230,365
Teva Pharmaceutical Industries Ltd. (ADR)*	98,179	1,132,986
Wix.com Ltd.*	4,837	1,350,587

		8,157,073

Italy (1.9%)
Amplifon SpA	11,589	431,360
Assicurazioni Generali SpA	97,273	1,946,069
Atlantia SpA*	42,513	795,187
Davide Campari-Milano NV	52,179	584,490
DiaSorin SpA	2,340	375,395
Enel SpA	720,698	7,177,966
Eni SpA	221,906	2,730,845
Ferrari NV	11,266	2,356,296
FinecoBank Banca Fineco SpA*	53,210	870,783
Infrastrutture Wireless Italiane SpA(m)	30,754	342,620
Intesa Sanpaolo SpA*	1,455,215	3,942,939
Mediobanca Banca di Credito Finanziario SpA*	54,657	606,094
Moncler SpA*	17,315	992,320
Nexi SpA(m)*	39,273	685,305
Poste Italiane SpA(m)	46,589	592,243
Prysmian SpA	22,194	721,205
Recordati Industria Chimica e Farmaceutica SpA	9,382	504,674
Snam SpA	173,200	960,312
Telecom Italia SpA (Aquis Stock Exchange)	526,982	303,063
Telecom Italia SpA (Turquoise Stock Exchange)	753,103	407,315
Terna Rete Elettrica Nazionale SpA	124,847	942,575
UniCredit SpA*	189,440	2,002,295

		30,271,351

Japan (22.3%)
ABC-Mart, Inc.	3,470	195,555
Acom Co. Ltd.	32,686	152,028
Advantest Corp.	17,986	1,572,404
Aeon Co. Ltd.	57,952	1,726,653
Aeon Mall Co. Ltd.	7,032	122,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AGC, Inc.	17,044	$712,700
Air Water, Inc.(x)	16,090	281,911
Aisin Corp.(x)	14,791	561,049
Ajinomoto Co., Inc.	41,283	844,675
Alfresa Holdings Corp.	16,602	319,820
Amada Co. Ltd.	27,516	306,658
ANA Holdings, Inc.(x)*	12,366	287,246
Asahi Group Holdings Ltd.	40,568	1,709,187
Asahi Intecc Co. Ltd.	17,417	479,764
Asahi Kasei Corp.	113,081	1,301,619
Astellas Pharma, Inc.	165,837	2,549,149
Azbil Corp.	11,425	491,670
Bandai Namco Holdings, Inc.	17,659	1,258,817
Bank of Kyoto Ltd. (The)(x)	5,221	321,111
Bridgestone Corp.	47,346	1,913,510
Brother Industries Ltd.(x)	19,250	425,769
Calbee, Inc.	8,353	212,889
Canon, Inc.	89,038	2,012,351
Capcom Co. Ltd.	16,360	531,174
Casio Computer Co. Ltd.	15,907	299,536
Central Japan Railway Co.	12,724	1,901,849
Chiba Bank Ltd. (The)(x)	44,484	291,270
Chubu Electric Power Co., Inc.	59,040	759,828
Chugai Pharmaceutical Co. Ltd.	59,968	2,431,216
Chugoku Electric Power Co., Inc. (The)(x)	23,965	294,138
Coca-Cola Bottlers Japan Holdings, Inc.	12,297	214,233
Concordia Financial Group Ltd.(x)	91,389	370,591
Cosmos Pharmaceutical Corp.	1,731	269,988
CyberAgent, Inc.	35,836	645,032
Dai Nippon Printing Co. Ltd.	22,709	475,612
Daifuku Co. Ltd.	8,911	872,389
Dai-ichi Life Holdings, Inc.	96,094	1,650,673
Daiichi Sankyo Co. Ltd.	150,208	4,374,990
Daikin Industries Ltd.	22,208	4,476,700
Daito Trust Construction Co. Ltd.(x)	6,017	697,206
Daiwa House Industry Co. Ltd.	50,546	1,479,518
Daiwa House REIT Investment Corp. (REIT)	171	458,831
Daiwa Securities Group, Inc.(x)	131,499	679,436
Denso Corp.	38,708	2,568,414
Dentsu Group, Inc.	19,715	632,091
Disco Corp.	2,571	806,884
East Japan Railway Co.	26,884	1,903,307
Eisai Co. Ltd.	22,412	1,501,690
ENEOS Holdings, Inc.(x)	274,292	1,242,582
FANUC Corp.	17,079	4,038,958
Fast Retailing Co. Ltd.	5,103	4,061,661
Fuji Electric Co. Ltd.	11,902	495,536
FUJIFILM Holdings Corp.	31,902	1,893,231
Fujitsu Ltd.	17,534	2,533,701
Fukuoka Financial Group, Inc.(x)	14,253	270,192
GLP J-REIT (REIT)	356	584,518
GMO Payment Gateway, Inc.	3,694	489,753
Hakuhodo DY Holdings, Inc.	20,363	339,307
Hamamatsu Photonics KK	12,654	747,412
Hankyu Hanshin Holdings, Inc.	20,924	669,908
Harmonic Drive Systems, Inc.(x)	3,650	246,575
Hikari Tsushin, Inc.	1,772	356,400
Hino Motors Ltd.	22,600	194,312
Hirose Electric Co. Ltd.	2,870	441,160
Hisamitsu Pharmaceutical Co., Inc.	4,207	273,944
Hitachi Construction Machinery Co. Ltd.	8,657	277,165
Hitachi Ltd.	86,369	3,903,278
Hitachi Metals Ltd.	18,429	303,253
Honda Motor Co. Ltd.	145,517	4,361,896
Hoshizaki Corp.	4,754	424,200
Hoya Corp.	33,093	3,886,877
Hulic Co. Ltd.	28,410	334,839
Ibiden Co. Ltd.	9,843	452,480
Idemitsu Kosan Co. Ltd.(x)	16,616	428,287
Iida Group Holdings Co. Ltd.	13,071	315,900
Inpex Corp.	91,390	623,986
Isuzu Motors Ltd.	48,757	523,568
Ito En Ltd.	4,731	290,120
ITOCHU Corp.(x)	118,525	3,839,685
Itochu Techno-Solutions Corp.	7,815	251,619
Japan Airlines Co. Ltd.*	12,023	268,203
Japan Airport Terminal Co. Ltd.	4,815	236,564
Japan Exchange Group, Inc.	46,080	1,079,951
Japan Metropolitan Fund Invest (REIT)	625	638,406
Japan Post Bank Co. Ltd.(x)	35,036	336,675
Japan Post Holdings Co. Ltd.*	141,217	1,258,422
Japan Post Insurance Co. Ltd.	18,986	389,922
Japan Real Estate Investment Corp. (REIT)	120	707,699
Japan Tobacco, Inc.	106,383	2,041,670
JFE Holdings, Inc.	43,084	530,354
JSR Corp.(x)	17,606	531,082
Kajima Corp.	39,963	567,007
Kakaku.com, Inc.	11,601	316,415
Kansai Electric Power Co., Inc. (The)	63,979	692,227
Kansai Paint Co. Ltd.	15,615	416,729
Kao Corp.	43,006	2,840,396
KDDI Corp.	142,362	4,365,039
Keihan Holdings Co. Ltd.	8,356	347,145
Keikyu Corp.	18,775	283,342
Keio Corp.	9,200	618,180
Keisei Electric Railway Co. Ltd.	11,275	368,620
Keyence Corp.	16,154	7,334,040
Kikkoman Corp.	12,674	754,316
Kintetsu Group Holdings Co. Ltd.*	15,593	594,287
Kirin Holdings Co. Ltd.	72,070	1,380,216
Kobayashi Pharmaceutical Co. Ltd.	4,032	376,162
Kobe Bussan Co. Ltd.	10,727	287,248
Koei Tecmo Holdings Co. Ltd.	5,430	243,486
Koito Manufacturing Co. Ltd.	9,265	620,874
Komatsu Ltd.	78,107	2,411,812
Konami Holdings Corp.(x)	8,255	491,311
Kose Corp.	2,884	407,888
Kubota Corp.	92,127	2,096,310
Kuraray Co. Ltd.	27,374	312,245
Kurita Water Industries Ltd.	8,519	365,073
Kyocera Corp.	28,456	1,805,404
Kyowa Kirin Co. Ltd.	24,755	740,023
Kyushu Electric Power Co., Inc.	31,028	306,007
Kyushu Railway Co.	13,187	306,555
Lasertec Corp.	6,719	881,101
Lawson, Inc.	4,052	198,712
Lion Corp.	19,821	386,485
Lixil Corp.	24,039	667,599
M3, Inc.	39,332	2,689,389
Makita Corp.	19,963	855,493
Marubeni Corp.	148,204	1,232,479
Marui Group Co. Ltd.(x)	15,796	296,590
Mazda Motor Corp.	47,933	390,477
McDonald’s Holdings Co. Japan Ltd.	5,741	264,431
Medipal Holdings Corp.	17,367	333,145
Meiji Holdings Co. Ltd.(x)	10,565	679,366
Mercari, Inc.*	7,829	354,948
Minebea Mitsumi, Inc.	31,118	795,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MISUMI Group, Inc.	24,597	$714,196
Mitsubishi Chemical Holdings Corp.	110,247	826,317
Mitsubishi Corp.	117,377	3,318,040
Mitsubishi Electric Corp.	162,681	2,477,864
Mitsubishi Estate Co. Ltd.	104,897	1,830,783
Mitsubishi Gas Chemical Co., Inc.	12,951	317,444
Mitsubishi HC Capital, Inc.(x)	50,869	306,891
Mitsubishi Heavy Industries Ltd.	29,276	911,925
Mitsubishi UFJ Financial Group, Inc.	1,080,975	5,776,590
Mitsui & Co. Ltd.(x)	145,298	3,020,781
Mitsui Chemicals, Inc.	16,280	513,873
Mitsui Fudosan Co. Ltd.	81,484	1,849,718
Miura Co. Ltd.	7,720	416,939
Mizuho Financial Group, Inc.	215,156	3,107,107
MonotaRO Co. Ltd.	22,680	613,266
MS&AD Insurance Group Holdings, Inc.	38,587	1,132,257
Murata Manufacturing Co. Ltd.	50,650	4,044,681
Nabtesco Corp.	9,829	449,174
Nagoya Railroad Co. Ltd.*	16,131	383,589
NEC Corp.	22,859	1,346,044
Nexon Co. Ltd.	42,670	1,383,475
NGK Insulators Ltd.	22,171	405,275
NGK Spark Plug Co. Ltd.	14,028	242,109
NH Foods Ltd.(x)	6,949	297,792
Nidec Corp.	39,466	4,788,672
Nihon M&A Center, Inc.	26,700	721,726
Nintendo Co. Ltd.	9,875	5,512,520
Nippon Building Fund, Inc. (REIT)	130	764,326
Nippon Electric Glass Co. Ltd.	2	37
Nippon Express Co. Ltd.	6,617	492,428
Nippon Paint Holdings Co. Ltd.	64,065	922,860
Nippon Prologis REIT, Inc. (REIT)	188	603,604
Nippon Sanso Holdings Corp.	13,434	255,273
Nippon Shinyaku Co. Ltd.(x)	4,055	301,401
Nippon Steel Corp.	70,748	1,205,384
Nippon Telegraph & Telephone Corp.	114,784	2,946,183
Nippon Yusen KK(x)	14,284	486,991
Nissan Chemical Corp.(x)	11,398	608,374
Nissan Motor Co. Ltd.*	207,105	1,152,007
Nisshin Seifun Group, Inc.	16,835	281,280
Nissin Foods Holdings Co. Ltd.(x)	5,245	388,904
Nitori Holdings Co. Ltd.	7,052	1,364,544
Nitto Denko Corp.	14,229	1,215,682
Nomura Holdings, Inc.	282,075	1,481,133
Nomura Real Estate Holdings, Inc.	9,787	235,560
Nomura Real Estate Master Fund, Inc. (REIT)	377	566,564
Nomura Research Institute Ltd.	27,713	857,232
NSK Ltd.(x)	29,779	305,253
NTT Data Corp.	56,580	875,336
Obayashi Corp.	58,101	532,603
Obic Co. Ltd.	6,265	1,144,646
Odakyu Electric Railway Co. Ltd.	25,653	700,838
Oji Holdings Corp.(x)	77,541	501,417
Olympus Corp.	103,237	2,136,067
Omron Corp.	16,316	1,273,156
Ono Pharmaceutical Co. Ltd.	32,986	860,958
Oracle Corp.	3,313	323,147
Oriental Land Co. Ltd.(x)	17,749	2,664,955
ORIX Corp.	116,547	1,966,221
Orix JREIT, Inc. (REIT)	237	411,820
Osaka Gas Co. Ltd.	34,303	668,246
Otsuka Corp.	9,554	446,961
Otsuka Holdings Co. Ltd.	35,231	1,491,332
Pan Pacific International Holdings Corp.	35,825	844,787
Panasonic Corp.	196,758	2,529,555
PeptiDream, Inc.*	8,513	389,034
Persol Holdings Co. Ltd.	14,708	287,452
Pigeon Corp.	10,493	398,019
Pola Orbis Holdings, Inc.	9,044	217,595
Rakuten Group, Inc.	74,252	884,519
Recruit Holdings Co. Ltd.	120,003	5,853,567
Renesas Electronics Corp.*	66,645	722,276
Resona Holdings, Inc.	178,513	749,360
Ricoh Co. Ltd.(x)	58,413	592,966
Rinnai Corp.	3,017	337,599
Rohm Co. Ltd.	7,699	751,648
Ryohin Keikaku Co. Ltd.	21,304	503,715
Santen Pharmaceutical Co. Ltd.	32,634	448,874
SBI Holdings, Inc.	22,118	599,268
SCSK Corp.	4,458	264,118
Secom Co. Ltd.	18,494	1,555,517
Sega Sammy Holdings, Inc.	16,833	262,548
Seibu Holdings, Inc.	19,746	217,567
Seiko Epson Corp.(x)	24,513	398,495
Sekisui Chemical Co. Ltd.(x)	32,590	625,457
Sekisui House Ltd.	55,740	1,195,094
Seven & i Holdings Co. Ltd.	67,224	2,709,602
SG Holdings Co. Ltd.	29,222	669,553
Sharp Corp.(x)	17,395	300,063
Shimadzu Corp.	20,087	726,561
Shimamura Co. Ltd.	2,209	254,766
Shimano, Inc.	6,406	1,525,927
Shimizu Corp.	45,070	364,712
Shin-Etsu Chemical Co. Ltd.	31,323	5,264,584
Shinsei Bank Ltd.	14,152	228,656
Shionogi & Co. Ltd.	22,982	1,235,393
Shiseido Co. Ltd.	35,741	2,395,753
Shizuoka Bank Ltd. (The)	37,747	296,590
SMC Corp.	5,108	2,966,769
SoftBank Corp.(x)	256,244	3,329,031
SoftBank Group Corp.	139,002	11,712,700
Sohgo Security Services Co. Ltd.	6,712	317,036
Sompo Holdings, Inc.	30,376	1,163,739
Sony Group Corp.	111,780	11,705,478
Square Enix Holdings Co. Ltd.	8,459	469,838
Stanley Electric Co. Ltd.	11,273	335,467
Subaru Corp.(x)	53,272	1,060,388
SUMCO Corp.	23,456	535,108
Sumitomo Chemical Co. Ltd.(x)	133,089	688,733
Sumitomo Corp.	105,438	1,501,700
Sumitomo Dainippon Pharma Co. Ltd.(x)	16,379	285,052
Sumitomo Electric Industries Ltd.	66,413	994,471
Sumitomo Metal Mining Co. Ltd.	20,340	877,894
Sumitomo Mitsui Financial Group, Inc.	115,020	4,162,431
Sumitomo Mitsui Trust Holdings, Inc.	29,792	1,038,314
Sumitomo Realty & Development Co. Ltd.(x)	28,249	996,528
Sundrug Co. Ltd.	6,071	222,060
Suntory Beverage & Food Ltd.	12,324	458,011
Suzuken Co. Ltd.	5,882	229,755
Suzuki Motor Corp.	32,897	1,492,955
Sysmex Corp.	14,736	1,587,056
T&D Holdings, Inc.	47,018	605,533
Taiheiyo Cement Corp.	9,899	260,248
Taisei Corp.	16,890	651,346
Taisho Pharmaceutical Holdings Co. Ltd.	3,419	220,471
Takeda Pharmaceutical Co. Ltd.	139,164	5,008,521
TDK Corp.	11,507	1,593,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teijin Ltd.(x)	16,718	$287,932
Terumo Corp.	57,672	2,082,911
THK Co. Ltd.	10,169	351,748
TIS, Inc.	20,583	490,943
Tobu Railway Co. Ltd.	17,092	459,388
Toho Co. Ltd.	9,991	405,144
Toho Gas Co. Ltd.(x)	6,576	405,636
Tohoku Electric Power Co., Inc.	38,549	363,818
Tokio Marine Holdings, Inc.	56,336	2,678,790
Tokyo Century Corp.(x)	4,153	279,055
Tokyo Electric Power Co. Holdings, Inc.*	132,649	442,064
Tokyo Electron Ltd.	13,140	5,552,681
Tokyo Gas Co. Ltd.	34,490	767,050
Tokyu Corp.(x)	44,787	596,216
Tokyu Fudosan Holdings Corp.	57,022	337,317
Toppan Printing Co. Ltd.	23,125	390,551
Toray Industries, Inc.	125,679	808,727
Toshiba Corp.	34,799	1,175,419
Tosoh Corp.	22,510	430,582
TOTO Ltd.	12,289	754,709
Toyo Suisan Kaisha Ltd.	7,991	335,590
Toyoda Gosei Co. Ltd.	6,254	164,250
Toyota Industries Corp.	12,769	1,137,072
Toyota Motor Corp.	188,019	14,630,587
Toyota Tsusho Corp.	19,225	806,504
Trend Micro, Inc.	11,462	573,488
Tsuruha Holdings, Inc.	3,190	411,408
Unicharm Corp.	35,803	1,501,964
United Urban Investment Corp. (REIT)	255	342,226
USS Co. Ltd.	18,877	368,930
Welcia Holdings Co. Ltd.	7,864	269,887
West Japan Railway Co.	14,852	822,913
Yakult Honsha Co. Ltd.	11,025	557,598
Yamada Holdings Co. Ltd.	63,667	343,276
Yamaha Corp.	11,829	642,062
Yamaha Motor Co. Ltd.	25,056	613,473
Yamato Holdings Co. Ltd.	26,263	719,875
Yamazaki Baking Co. Ltd.	10,694	172,785
Yaskawa Electric Corp.	21,252	1,057,562
Yokogawa Electric Corp.	19,704	362,671
Z Holdings Corp.	236,115	1,174,124
ZOZO, Inc.	9,649	284,960

		357,700,903

Jordan (0.0%)
Hikma Pharmaceuticals plc	15,584	488,978

Luxembourg (0.2%)
ArcelorMittal SA	65,121	1,880,929
Eurofins Scientific SE	11,808	1,128,689
SES SA (FDR)	31,635	251,304

		3,260,922

Macau (0.2%)
Galaxy Entertainment Group Ltd.*	192,959	1,737,453
Sands China Ltd.*	213,853	1,068,701
SJM Holdings Ltd.	151,866	198,474
Wynn Macau Ltd.*	153,118	297,802

		3,302,430

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Mexico (0.0%)
Fresnillo plc	17,001	202,548

Netherlands (4.3%)
ABN AMRO Bank NV (CVA)(m)	36,232	440,189
Adyen NV(m)*	1,604	3,580,504
Aegon NV	160,028	760,043
Akzo Nobel NV	17,118	1,912,677
Altice Europe NV, Class A(r)*	16,548	—
Argenx SE*	3,955	1,086,226
ASM International NV	4,206	1,223,229
ASML Holding NV	37,739	22,880,624
EXOR NV	9,929	837,651
Heineken Holding NV	10,283	915,269
Heineken NV	23,167	2,380,455
ING Groep NV	348,111	4,258,653
JDE Peet’s NV*	6,921	254,039
Koninklijke Ahold Delhaize NV	97,589	2,718,012
Koninklijke DSM NV	15,405	2,606,843
Koninklijke KPN NV	317,561	1,077,737
Koninklijke Philips NV*	80,400	4,589,326
Koninklijke Vopak NV	5,988	298,089
NN Group NV	26,260	1,283,848
Randstad NV	10,905	767,042
Royal Dutch Shell plc, Class A	362,477	7,064,911
Royal Dutch Shell plc, Class B	328,027	6,037,111
Wolters Kluwer NV	23,491	2,041,850

		69,014,328

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	67,211	404,624
Auckland International Airport Ltd.*	113,796	623,085
Fisher & Paykel Healthcare Corp. Ltd.	49,955	1,119,923
Mercury NZ Ltd.	60,561	274,923
Meridian Energy Ltd.	114,466	430,893
Ryman Healthcare Ltd.	33,894	362,175
Spark New Zealand Ltd.	164,402	514,387
Xero Ltd.*	10,771	1,035,156

		4,765,166

Norway (0.5%)
DNB ASA	83,401	1,774,666
Equinor ASA	86,597	1,693,841
Gjensidige Forsikring ASA	18,150	425,678
Mowi ASA	38,585	957,277
Norsk Hydro ASA	119,219	763,278
Orkla ASA	63,655	623,961
Schibsted ASA, Class A*	6,987	293,264
Schibsted ASA, Class B	8,669	310,145
Telenor ASA	61,420	1,080,738

		7,922,848

Portugal (0.1%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	246,799	1,409,481
Galp Energia SGPS SA	44,150	513,605
Jeronimo Martins SGPS SA	21,837	367,479

		2,290,565

Russia (0.0%)
Evraz plc	42,142	335,800

Singapore (0.9%)
Ascendas REIT (REIT)	291,585	661,117
CapitaLand Integrated Commercial Trust (REIT)	388,825	627,230
CapitaLand Ltd.	229,595	641,746
City Developments Ltd.	36,481	216,413
DBS Group Holdings Ltd.	160,128	3,427,063
Genting Singapore Ltd.	512,677	350,627
Keppel Corp. Ltd.	127,477	504,146
Mapletree Commercial Trust (REIT)	208,689	328,888
Mapletree Logistics Trust (REIT)	245,328	351,980
Oversea-Chinese Banking Corp. Ltd.	296,449	2,589,411
Singapore Airlines Ltd.*	118,894	490,531
Singapore Exchange Ltd.	72,369	536,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Technologies Engineering Ltd.	148,919	$430,638
Singapore Telecommunications Ltd.	712,117	1,291,678
Suntec REIT (REIT)	163,692	189,830
United Overseas Bank Ltd.	105,136	2,018,780
UOL Group Ltd.	38,720	227,392
Venture Corp. Ltd.	24,488	365,172

		15,249,008

South Africa (0.3%)
Anglo American plc	109,482	4,290,239

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA(x)	22,123	733,167
Aena SME SA(m)*	5,985	970,674
Amadeus IT Group SA*	40,195	2,846,113
Banco Bilbao Vizcaya Argentaria SA	594,811	3,087,289
Banco Santander SA	1,533,351	5,209,272
CaixaBank SA	371,117	1,148,516
Cellnex Telecom SA(m)	28,340	1,631,805
Enagas SA	21,548	467,988
Endesa SA	27,991	740,533
Ferrovial SA	43,180	1,125,665
Grifols SA	25,819	676,106
Iberdrola SA	542,040	6,982,619
Industria de Diseno Textil SA	97,437	3,210,829
Naturgy Energy Group SA(x)	26,343	645,652
Red Electrica Corp. SA	37,642	666,556
Repsol SA	134,789	1,669,188
Siemens Gamesa Renewable Energy SA	20,797	804,825
Telefonica SA	446,001	1,996,388

		34,613,185

Sweden (3.1%)
Alfa Laval AB*	27,722	837,997
Assa Abloy AB, Class B	88,639	2,547,491
Atlas Copco AB, Class A	59,919	3,647,234
Atlas Copco AB, Class B	33,735	1,755,613
Boliden AB	23,933	887,884
Electrolux AB(x)	20,229	561,000
Epiroc AB, Class A	58,772	1,331,101
Epiroc AB, Class B	34,380	716,262
EQT AB	20,565	676,988
Essity AB, Class B(x)	54,030	1,706,872
Evolution Gaming Group AB(m)	14,054	2,069,451
Fastighets AB Balder, Class B*	9,424	466,805
H & M Hennes & Mauritz AB, Class B*	71,621	1,613,501
Hexagon AB, Class B	24,903	2,297,129
Husqvarna AB, Class B	36,613	527,388
ICA Gruppen AB	9,213	450,446
Industrivarden AB, Class C*	14,485	508,185
Industrivarden AB, Class A*	9,903	364,214
Investment AB Latour, Class B	13,177	341,290
Investor AB, Class B	39,974	3,187,503
Kinnevik AB, Class B(x)*	21,645	1,052,329
L E Lundbergforetagen AB, Class B*	6,259	341,708
Lundin Energy AB	16,473	517,572
Nibe Industrier AB, Class B	27,980	867,582
Sandvik AB*	100,753	2,752,597
Securitas AB, Class B	28,147	478,600
Skandinaviska Enskilda Banken AB, Class A(x)	142,316	1,734,657
Skanska AB, Class B(x)	31,136	780,766
SKF AB, Class B	33,525	952,763
Svenska Cellulosa AB SCA, Class B*	52,077	921,572
Svenska Handelsbanken AB, Class A(x)	139,306	1,513,098
Swedbank AB, Class A(x)	81,075	1,428,696
Swedish Match AB	14,410	1,124,955
Tele2 AB, Class B	44,717	603,159
Telefonaktiebolaget LM Ericsson, Class B	260,359	3,444,742
Telia Co. AB	220,616	955,625
Volvo AB, Class B(x)	127,036	3,213,192

		49,177,967

Switzerland (8.4%)
ABB Ltd. (Registered)	162,776	4,918,672
Adecco Group AG (Registered)	13,748	925,697
Alcon, Inc.*	43,882	3,072,645
Baloise Holding AG (Registered)	4,027	685,120
Banque Cantonale Vaudoise (Registered)	2,544	248,169
Barry Callebaut AG (Registered)	277	626,009
Chocoladefabriken Lindt & Spruengli AG	93	811,776
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	823,679
Cie Financiere Richemont SA (Registered)	46,586	4,472,532
Clariant AG (Registered)	16,637	335,504
Coca-Cola HBC AG	17,838	568,063
Credit Suisse Group AG	218,284	2,286,884
EMS-Chemie Holding AG (Registered)	754	673,307
Geberit AG (Registered)	3,266	2,078,851
Givaudan SA (Registered)	824	3,175,166
Julius Baer Group Ltd.	20,143	1,288,095
Kuehne + Nagel International AG (Registered)	4,794	1,367,975
LafargeHolcim Ltd. (Registered)*	46,121	2,710,216
Logitech International SA (Registered)	14,412	1,511,724
Lonza Group AG (Registered)	6,570	3,673,055
Nestle SA (Registered)	255,428	28,468,270
Novartis AG (Registered)	196,856	16,822,789
Partners Group Holding AG	1,669	2,131,390
Roche Holding AG	62,289	20,130,323
Roche Holding AG CHF 1	2,846	972,605
Schindler Holding AG	3,649	1,071,748
Schindler Holding AG (Registered)	1,801	516,014
SGS SA (Registered)	531	1,506,228
Sika AG (Registered)	12,653	3,614,569
Sonova Holding AG (Registered)*	4,849	1,284,653
STMicroelectronics NV	56,966	2,170,463
Straumann Holding AG (Registered)	932	1,162,596
Swatch Group AG (The)	2,461	707,978
Swatch Group AG (The) (Registered)(x)	4,397	244,937
Swiss Life Holding AG (Registered)	2,704	1,329,184
Swiss Prime Site AG (Registered)	6,963	642,041
Swiss Re AG	25,539	2,511,882
Swisscom AG (Registered)(x)	2,305	1,236,455
Temenos AG (Registered)	6,109	879,362
UBS Group AG (Registered)	324,354	5,022,399
Vifor Pharma AG(x)	4,112	559,709
Zurich Insurance Group AG	13,305	5,678,714

		134,917,448

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.7%)
3i Group plc	85,361	1,357,424
Admiral Group plc	17,272	738,385
Ashtead Group plc	39,975	2,384,590
Associated British Foods plc*	31,483	1,048,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AstraZeneca plc	116,349	$11,624,096
Auto Trader Group plc(m)*	85,901	656,538
AVEVA Group plc	10,226	482,419
Aviva plc	350,623	1,973,112
BAE Systems plc	286,742	1,996,278
Barclays plc	1,541,413	3,950,785
Barratt Developments plc*	87,436	900,187
Berkeley Group Holdings plc	11,160	682,948
BP plc	1,795,117	7,291,846
British American Tobacco plc	203,320	7,775,437
British Land Co. plc (The) (REIT)	78,822	548,536
BT Group plc*	782,933	1,670,836
Bunzl plc	30,239	968,400
Burberry Group plc*	35,855	938,423
CK Hutchison Holdings Ltd.	237,937	1,896,065
CNH Industrial NV	90,631	1,402,404
Coca-Cola European Partners plc	17,774	927,092
Compass Group plc*	159,145	3,206,491
Croda International plc	12,311	1,077,379
DCC plc	8,628	748,168
Diageo plc	207,350	8,545,567
Direct Line Insurance Group plc	121,049	522,829
Entain plc*	53,106	1,111,357
Experian plc	81,810	2,816,198
GlaxoSmithKline plc	444,762	7,897,358
Halma plc	33,979	1,112,063
Hargreaves Lansdown plc	29,016	616,622
HSBC Holdings plc	1,805,775	10,535,316
Imperial Brands plc	83,744	1,722,506
Informa plc*	132,078	1,019,299
InterContinental Hotels Group plc*	15,479	1,061,633
Intertek Group plc	14,068	1,086,460
J Sainsbury plc	155,598	520,180
JD Sports Fashion plc*	41,364	470,224
Johnson Matthey plc	17,588	730,557
Kingfisher plc*	180,985	794,177
Land Securities Group plc (REIT)	62,147	591,249
Legal & General Group plc	531,983	2,046,896
Lloyds Banking Group plc*	6,290,901	3,688,906
London Stock Exchange Group plc	27,852	2,664,736
M&G plc	232,061	663,513
Melrose Industries plc*	427,057	982,608
Mondi plc	43,234	1,102,644
National Grid plc	309,831	3,690,429
Natwest Group plc	422,103	1,142,001
Next plc*	11,934	1,294,131
Ocado Group plc*	42,880	1,202,977
Pearson plc	65,055	692,008
Persimmon plc	28,426	1,152,130
Phoenix Group Holdings plc	50,631	512,471
Prudential plc	230,244	4,889,769
Reckitt Benckiser Group plc	62,883	5,633,149
RELX plc (London Stock Exchange)	80,247	2,012,333
RELX plc (Turquoise Stock Exchange)	92,157	2,314,913
Rentokil Initial plc*	160,900	1,074,480
Rolls-Royce Holdings plc*	747,151	1,084,614
RSA Insurance Group plc	90,293	847,695
Sage Group plc (The)	94,991	802,490
Schroders plc	10,788	520,532
Segro plc (REIT)	106,833	1,380,897
Severn Trent plc	20,412	648,908
Smith & Nephew plc	77,305	1,468,571
Smiths Group plc	36,329	770,029
Spirax-Sarco Engineering plc	6,594	1,036,316
SSE plc	92,184	1,849,085
St James’s Place plc	48,489	851,630
Standard Chartered plc	239,296	1,647,818
Standard Life Aberdeen plc	190,496	761,329
Taylor Wimpey plc*	331,178	823,866
Tesco plc	688,475	2,172,088
Unilever plc (Cboe Europe)	138,922	7,751,440
Unilever plc (London Stock Exchange)	94,185	5,266,450
United Utilities Group plc	61,796	788,707
Vodafone Group plc	2,366,216	4,302,012
Whitbread plc*	18,550	876,132
Wm Morrison Supermarkets plc	212,468	534,411
WPP plc	106,836	1,355,897

		171,700,614

United States (0.5%)
CyberArk Software Ltd.*	3,421	442,472
Ferguson plc	20,094	2,401,174
James Hardie Industries plc (CHDI)	39,915	1,207,847
QIAGEN NV*	20,634	998,630
Stellantis NV (Euronext Paris)	92,875	1,642,431
Stellantis NV (Italian Stock Exchange)	86,623	1,532,275
Tenaris SA	41,579	468,678

		8,693,507

Total Common Stocks (89.8%) (Cost $1,034,176,014)		1,441,940,654

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Snam SpA, expiring 4/7/21* (Cost $—)	173,200	178

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $7,511,567, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $7,661,799.(xx)	$7,511,566	7,511,566
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $500,526, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $555,406.(xx)	500,500	500,500
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $2,600,014, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $2,875,705.(xx)	2,600,000	2,600,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	$1,000,000	$1,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $10,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $11,099,169.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		21,612,066

Total Short-Term Investments (1.3%) (Cost $21,612,066)		21,612,066

Total Investments in Securities (91.1%) (Cost $1,055,788,080)		1,463,552,898
Other Assets Less Liabilities (8.9%)		142,817,064

Net Assets (100%)		$1,606,369,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $25,101,187 or 1.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $42,783,519. This was collateralized by $24,090,310 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $21,612,066 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$249,461,193	15.5%
Industrials	223,516,756	13.9
Consumer Discretionary	184,703,478	11.5
Health Care	172,276,670	10.7
Consumer Staples	147,952,088	9.2
Information Technology	129,222,698	8.1
Materials	114,746,485	7.1
Communication Services	75,070,472	4.7
Utilities	52,661,300	3.3
Energy	47,835,345	3.0
Real Estate	44,494,347	2.8
Repurchase Agreements	21,612,066	1.3
Cash and Other	142,817,064	8.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	172,617	4,232,063	—	(112,866)	(5,445)	518,812	4,632,564	—	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

					Value and
					Unrealized
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,402	6/2021	EUR	63,561,889	1,249,308
FTSE 100 Index	430	6/2021	GBP	39,595,943	(158,909)
MSCI EAFE E-Mini Index	21	6/2021	USD	2,301,600	(7,286)
SPI 200 Index	123	6/2021	AUD	15,802,779	81,463
TOPIX Index	222	6/2021	JPY	39,177,060	1,325,073

					2,489,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	121,908	EUR	103,753	Deutsche Bank AG	4/6/2021	237
USD	53,937,880	EUR	45,298,440	HSBC Bank plc	6/18/2021	731,479

Total unrealized appreciation						731,716

AUD	17,438,781	USD	13,427,757	HSBC Bank plc	6/18/2021	(177,817)
GBP	22,749,520	USD	31,615,463	HSBC Bank plc	6/18/2021	(245,695)
JPY	2,975,863,417	USD	27,382,365	HSBC Bank plc	6/18/2021	(487,160)

Total unrealized depreciation						(910,672)

Net unrealized depreciation						(178,956)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Australia	$—	$115,514,991	$—		$115,514,991
Austria	—	2,681,325	—		2,681,325
Belgium	—	12,353,222	—		12,353,222
Brazil	—	832,432	—		832,432
Chile	—	826,392	—		826,392
China	—	7,509,893	—		7,509,893
Denmark	—	34,328,271	—		34,328,271
Finland	—	17,189,171	—		17,189,171
France	—	155,459,964	—		155,459,964
Germany	—	137,165,396	—		137,165,396
Hong Kong	2,731,276	38,679,743	—		41,411,019
Ireland	—	10,313,698	—		10,313,698
Israel	3,631,937	4,525,136	—		8,157,073
Italy	—	30,271,351	—		30,271,351
Japan	—	357,700,903	—		357,700,903
Jordan	—	488,978	—		488,978
Luxembourg	—	3,260,922	—		3,260,922
Macau	—	3,302,430	—		3,302,430
Malta	—	—	—	(b)	— (b)
Mexico	—	202,548	—		202,548
Netherlands	—	69,014,328	—	(b)	69,014,328
New Zealand	—	4,765,166	—		4,765,166
Norway	—	7,922,848	—		7,922,848
Portugal	—	2,290,565	—	(b)	2,290,565
Russia	—	335,800	—		335,800
Singapore	—	15,249,008	—		15,249,008
South Africa	—	4,290,239	—		4,290,239
Spain	—	34,613,185	—		34,613,185
Sweden	—	49,177,967	—		49,177,967
Switzerland	—	134,917,448	—		134,917,448
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	927,092	170,773,522	—		171,700,614
United States	442,472	8,251,035	—		8,693,507
Forward Currency Contracts	—	731,716	—		731,716
Futures	2,655,844	—	—		2,655,844
Rights
Italy	—	178	—		178
Short-Term Investments
Repurchase Agreements	—	21,612,066	—		21,612,066

Total Assets	$10,388,621	$1,456,551,837	$—		$1,466,940,458

Liabilities:
Forward Currency Contracts	$—	$(910,672)	$—		$(910,672)
Futures	(166,195)	—	—		(166,195)

Total Liabilities	$(166,195)	$(910,672)	$—		$(1,076,867)

Total	$10,222,426	$1,455,641,165	$—		$1,465,863,591

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$594,486,134
Aggregate gross unrealized depreciation	(198,055,170)

Net unrealized appreciation	$396,430,964

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,069,432,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	1,834,243	$55,522,536
Lumen Technologies, Inc.	250,291	3,341,385
Verizon Communications, Inc.	1,064,304	61,889,277

		120,753,198

Entertainment (1.9%)
Activision Blizzard, Inc.	199,262	18,531,366
Electronic Arts, Inc.	74,765	10,120,938
Live Nation Entertainment, Inc.(x)*	36,773	3,112,834
Netflix, Inc.*	113,910	59,422,291
Take-Two Interactive Software, Inc.*	29,497	5,212,120
Walt Disney Co. (The)*	466,874	86,147,590

		182,547,139

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	77,348	159,531,797
Alphabet, Inc., Class C*	74,136	153,359,954
Facebook, Inc., Class A*	618,665	182,215,402
Twitter, Inc.*	205,279	13,061,903

		508,169,056

Media (1.2%)
Charter Communications, Inc., Class A*	36,373	22,442,869
Comcast Corp., Class A	1,175,686	63,616,370
Discovery, Inc., Class A(x)*	42,927	1,865,607
Discovery, Inc., Class C*	75,421	2,782,281
DISH Network Corp., Class A*	65,822	2,382,756
Fox Corp., Class A	82,059	2,963,150
Fox Corp., Class B	41,444	1,447,639
Interpublic Group of Cos., Inc. (The)	99,275	2,898,830
News Corp., Class A	100,901	2,565,912
News Corp., Class B	31,926	748,984
Omnicom Group, Inc.	54,731	4,058,304
ViacomCBS, Inc.	149,549	6,744,660

		114,517,362

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	150,231	18,822,442

Total Communication Services		944,809,197

Consumer Discretionary (11.2%)
Auto Components (0.1%)
Aptiv plc*	69,449	9,577,017
BorgWarner, Inc.	61,482	2,850,306

		12,427,323

Automobiles (1.7%)
Ford Motor Co.*	1,005,071	12,312,120
General Motors Co.*	326,122	18,738,970
Tesla, Inc.*	197,494	131,912,167

		162,963,257

Distributors (0.1%)
Genuine Parts Co.	37,140	4,293,013
LKQ Corp.*	72,268	3,059,104
Pool Corp.	10,010	3,455,852

		10,807,969

Hotels, Restaurants & Leisure (1.6%)
Caesars Entertainment, Inc.*	51,959	4,543,815
Carnival Corp.*	200,548	5,322,544
Chipotle Mexican Grill, Inc.*	7,221	10,259,741
Darden Restaurants, Inc.	32,994	4,685,148
Domino’s Pizza, Inc.(x)	10,248	3,769,112
Hilton Worldwide Holdings, Inc.*	71,296	8,621,112
Las Vegas Sands Corp.*	85,724	5,208,590
Marriott International, Inc., Class A*	68,418	10,133,390
McDonald’s Corp.	191,756	42,980,190
MGM Resorts International	102,261	3,884,896
Norwegian Cruise Line Holdings Ltd.(x)*	95,955	2,647,399
Penn National Gaming, Inc.*	39,274	4,117,486
Royal Caribbean Cruises Ltd.*	57,835	4,951,254
Starbucks Corp.	302,794	33,086,300
Wynn Resorts Ltd.*	26,919	3,374,835
Yum! Brands, Inc.	77,172	8,348,467

		155,934,279

Household Durables (0.4%)
DR Horton, Inc.	84,734	7,551,494
Garmin Ltd.	38,431	5,067,127
Leggett & Platt, Inc.	36,749	1,677,592
Lennar Corp., Class A	70,140	7,100,272
Mohawk Industries, Inc.*	14,517	2,791,764
Newell Brands, Inc.	95,029	2,544,877
NVR, Inc.*	878	4,136,196
PulteGroup, Inc.	71,336	3,740,860
Whirlpool Corp.	15,859	3,494,531

		38,104,713

Internet & Direct Marketing Retail (4.0%)
Amazon.com, Inc.*	110,087	340,617,985
Booking Holdings, Inc.*	10,535	24,544,864
eBay, Inc.	168,714	10,332,045
Etsy, Inc.*	31,986	6,450,617
Expedia Group, Inc.*	35,580	6,124,030

		388,069,541

Leisure Products (0.1%)
Hasbro, Inc.	33,067	3,178,400

Multiline Retail (0.5%)
Dollar General Corp.	63,013	12,767,694
Dollar Tree, Inc.*	59,957	6,862,678
Target Corp.	128,822	25,515,774

		45,146,146

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	17,334	3,180,616
AutoZone, Inc.*	5,672	7,965,190
Best Buy Co., Inc.	58,781	6,748,647
CarMax, Inc.*	41,938	5,563,495
Gap, Inc. (The)*	56,293	1,676,406
Home Depot, Inc. (The)	276,895	84,522,199
L Brands, Inc.*	59,705	3,693,351
Lowe’s Cos., Inc.	188,008	35,755,361
O’Reilly Automotive, Inc.*	18,028	9,144,703
Ross Stores, Inc.	91,562	10,979,199
TJX Cos., Inc. (The)	308,794	20,426,723
Tractor Supply Co.	30,119	5,333,472
Ulta Beauty, Inc.*	14,800	4,575,716

		199,565,078

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	90,925	1,788,495
NIKE, Inc., Class B	327,016	43,457,156
PVH Corp.*	19,147	2,023,838
Ralph Lauren Corp.*	12,791	1,575,339
Tapestry, Inc.*	71,187	2,933,616
Under Armour, Inc., Class A*	41,617	922,233
Under Armour, Inc., Class C*	55,576	1,025,933
VF Corp.	81,338	6,500,533

		60,227,143

Total Consumer Discretionary		1,076,423,849

Consumer Staples (5.5%)
Beverages (1.3%)
Brown-Forman Corp., Class B	47,533	3,278,351
Coca-Cola Co. (The)	997,494	52,577,909
Constellation Brands, Inc., Class A	43,730	9,970,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B*	49,852	$2,549,930
Monster Beverage Corp.*	95,083	8,661,110
PepsiCo, Inc.	354,826	50,190,137

		127,227,877

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	113,848	40,129,143
Kroger Co. (The)	197,542	7,109,537
Sysco Corp.	131,160	10,327,538
Walgreens Boots Alliance, Inc.	184,447	10,126,140
Walmart, Inc.	356,560	48,431,545

		116,123,903

Food Products (0.9%)
Archer-Daniels-Midland Co.	142,734	8,135,838
Campbell Soup Co.	52,628	2,645,610
Conagra Brands, Inc.	121,818	4,580,357
General Mills, Inc.	156,945	9,623,868
Hershey Co. (The)	37,220	5,886,715
Hormel Foods Corp.	72,240	3,451,627
JM Smucker Co. (The)	28,951	3,663,170
Kellogg Co.	65,739	4,161,279
Kraft Heinz Co. (The)	163,744	6,549,760
Lamb Weston Holdings, Inc.	37,642	2,916,502
McCormick & Co., Inc. (Non-Voting)	65,251	5,817,779
Mondelez International, Inc., Class A	363,187	21,257,335
Tyson Foods, Inc., Class A	76,278	5,667,455

		84,357,295

Household Products (1.3%)
Church & Dwight Co., Inc.	62,761	5,482,174
Clorox Co. (The)	32,023	6,176,596
Colgate-Palmolive Co.	218,245	17,204,253
Kimberly-Clark Corp.	88,057	12,244,326
Procter & Gamble Co. (The)	633,333	85,772,288

		126,879,637

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	59,087	17,185,454

Tobacco (0.6%)
Altria Group, Inc.	478,043	24,456,680
Philip Morris International, Inc.	400,531	35,543,121

		59,999,801

Total Consumer Staples		531,773,967

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	183,493	3,965,284
Halliburton Co.	226,351	4,857,492
NOV, Inc.*	106,765	1,464,816
Schlumberger NV	358,576	9,749,681

		20,037,273

Oil, Gas & Consumable Fuels (2.3%)
APA Corp.*	97,532	1,745,823
Cabot Oil & Gas Corp.	112,045	2,104,205
Chevron Corp.	495,451	51,918,310
ConocoPhillips	348,429	18,456,284
Devon Energy Corp.	159,671	3,488,811
Diamondback Energy, Inc.	44,566	3,275,155
EOG Resources, Inc.	150,089	10,885,955
Exxon Mobil Corp.	1,088,824	60,789,044
Hess Corp.	70,270	4,972,305
HollyFrontier Corp.	42,210	1,510,274
Kinder Morgan, Inc.	499,645	8,319,089
Marathon Oil Corp.	194,807	2,080,539
Marathon Petroleum Corp.	167,450	8,956,901
Occidental Petroleum Corp.	218,010	5,803,426
ONEOK, Inc.	114,447	5,797,885
Phillips 66	112,342	9,160,367
Pioneer Natural Resources Co.	52,561	8,347,738
Valero Energy Corp.	104,389	7,474,253
Williams Cos., Inc. (The)	310,424	7,353,945

		222,440,309

Total Energy		242,477,582

Financials (10.2%)
Banks (4.0%)
Bank of America Corp.	1,953,951	75,598,364
Citigroup, Inc.	536,844	39,055,401
Citizens Financial Group, Inc.	110,901	4,896,279
Comerica, Inc.	35,446	2,542,896
Fifth Third Bancorp	181,576	6,800,021
First Republic Bank	45,261	7,547,272
Huntington Bancshares, Inc.	266,969	4,196,753
JPMorgan Chase & Co.	784,827	119,474,214
KeyCorp	255,422	5,103,332
M&T Bank Corp.	33,250	5,041,032
People’s United Financial, Inc.	106,641	1,908,874
PNC Financial Services Group, Inc. (The)‡	109,055	19,129,338
Regions Financial Corp.	252,884	5,224,583
SVB Financial Group*	13,503	6,665,891
Truist Financial Corp.	346,491	20,207,355
US Bancorp	351,569	19,445,281
Wells Fargo & Co.	1,063,265	41,541,764
Zions Bancorp NA	42,606	2,341,626

		386,720,276

Capital Markets (2.6%)
Ameriprise Financial, Inc.	29,646	6,891,213
Bank of New York Mellon Corp. (The)	210,046	9,933,075
BlackRock, Inc.‡	36,509	27,526,326
Cboe Global Markets, Inc.	27,604	2,724,239
Charles Schwab Corp. (The)	384,898	25,087,652
CME Group, Inc.	92,333	18,857,168
Franklin Resources, Inc.	71,153	2,106,129
Goldman Sachs Group, Inc. (The)	88,492	28,936,884
Intercontinental Exchange, Inc.	144,467	16,134,074
Invesco Ltd.	98,227	2,477,285
MarketAxess Holdings, Inc.	9,542	4,751,153
Moody’s Corp.	41,384	12,357,676
Morgan Stanley	385,957	29,973,420
MSCI, Inc.	21,238	8,904,669
Nasdaq, Inc.	29,571	4,360,540
Northern Trust Corp.	53,577	5,631,478
Raymond James Financial, Inc.	31,053	3,805,856
S&P Global, Inc.	61,906	21,844,770
State Street Corp.	89,814	7,545,274
T. Rowe Price Group, Inc.	58,435	10,027,446

		249,876,327

Consumer Finance (0.6%)
American Express Co.	167,826	23,737,310
Capital One Financial Corp.	118,113	15,027,517
Discover Financial Services	78,396	7,446,836
Synchrony Financial	143,362	5,829,099

		52,040,762

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	490,390	125,279,933

Insurance (1.7%)
Aflac, Inc.	167,719	8,583,859
Allstate Corp. (The)	77,897	8,950,365
American International Group, Inc.	220,501	10,189,351
Aon plc, Class A	58,122	13,374,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	50,873	$6,347,424
Assurant, Inc.	15,003	2,126,975
Chubb Ltd.	115,795	18,292,136
Cincinnati Financial Corp.	37,948	3,912,059
Everest Re Group Ltd.	9,757	2,417,882
Globe Life, Inc.	23,786	2,298,441
Hartford Financial Services Group, Inc. (The)	94,161	6,289,013
Lincoln National Corp.	44,728	2,785,213
Loews Corp.	58,129	2,980,855
Marsh & McLennan Cos., Inc.	130,702	15,919,504
MetLife, Inc.	193,342	11,753,260
Principal Financial Group, Inc.	66,670	3,997,533
Progressive Corp. (The)	150,651	14,403,742
Prudential Financial, Inc.	101,960	9,288,556
Travelers Cos., Inc. (The)	64,868	9,756,147
Unum Group	50,486	1,405,026
W R Berkley Corp.	35,348	2,663,472
Willis Towers Watson plc	32,986	7,549,836

		165,285,103

Total Financials		979,202,401

Health Care (11.6%)
Biotechnology (1.6%)
AbbVie, Inc.	454,173	49,150,602
Alexion Pharmaceuticals, Inc.*	56,252	8,601,493
Amgen, Inc.	148,546	36,959,730
Biogen, Inc.*	39,709	11,108,593
Gilead Sciences, Inc.	323,187	20,887,576
Incyte Corp.*	47,316	3,845,371
Regeneron Pharmaceuticals, Inc.*	27,078	12,811,685
Vertex Pharmaceuticals, Inc.*	66,860	14,367,546

		157,732,596

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	455,626	54,602,220
ABIOMED, Inc.*	11,962	3,812,648
Align Technology, Inc.*	18,434	9,982,564
Baxter International, Inc.	128,750	10,858,775
Becton Dickinson and Co.	74,730	18,170,600
Boston Scientific Corp.*	364,486	14,087,384
Cooper Cos., Inc. (The)	12,952	4,974,734
Danaher Corp.	163,025	36,693,667
Dentsply Sirona, Inc.	57,919	3,695,811
Dexcom, Inc.*	24,704	8,878,371
Edwards Lifesciences Corp.*	160,622	13,434,424
Hologic, Inc.*	66,269	4,929,088
IDEXX Laboratories, Inc.*	21,971	10,750,630
Intuitive Surgical, Inc.*	30,276	22,372,147
Medtronic plc	346,715	40,957,443
ResMed, Inc.	37,643	7,303,495
STERIS plc	22,415	4,269,609
Stryker Corp.	84,178	20,504,077
Teleflex, Inc.	12,008	4,988,844
Varian Medical Systems, Inc.*	22,786	4,022,413
West Pharmaceutical Services, Inc.	18,654	5,256,324
Zimmer Biomet Holdings, Inc.	53,253	8,524,740

		313,070,008

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	36,589	4,320,063
Anthem, Inc.	62,989	22,609,901
Cardinal Health, Inc.	76,699	4,659,464
Centene Corp.*	149,560	9,558,380
Cigna Corp.	90,492	21,875,536
CVS Health Corp.	337,272	25,372,973
DaVita, Inc.*	18,570	2,001,289
HCA Healthcare, Inc.	68,191	12,843,093
Henry Schein, Inc.*	38,009	2,631,743
Humana, Inc.	33,142	13,894,783
Laboratory Corp. of America Holdings*	25,185	6,422,931
McKesson Corp.	40,530	7,904,971
Quest Diagnostics, Inc.	33,918	4,353,036
UnitedHealth Group, Inc.	243,130	90,461,379
Universal Health Services, Inc., Class B	20,843	2,780,248

		231,689,790

Health Care Technology (0.1%)
Cerner Corp.	77,618	5,579,182

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	78,366	9,963,453
Bio-Rad Laboratories, Inc., Class A*	5,542	3,165,424
Illumina, Inc.*	37,525	14,411,851
IQVIA Holdings, Inc.*	49,196	9,501,715
Mettler-Toledo International, Inc.*	6,037	6,976,901
PerkinElmer, Inc.	28,247	3,623,808
Thermo Fisher Scientific, Inc.	101,281	46,222,623
Waters Corp.*	15,877	4,511,767

		98,377,542

Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	576,235	36,377,715
Catalent, Inc.*	42,566	4,482,625
Eli Lilly and Co.	204,596	38,222,625
Johnson & Johnson	676,079	111,113,584
Merck & Co., Inc.	650,781	50,168,707
Perrigo Co. plc	36,606	1,481,445
Pfizer, Inc.	1,434,529	51,972,986
Viatris, Inc.*	319,342	4,461,208
Zoetis, Inc.	122,210	19,245,631

		317,526,526

Total Health Care		1,123,975,644

Industrials (7.9%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	141,102	35,941,501
General Dynamics Corp.	59,637	10,827,694
Howmet Aerospace, Inc.*	99,220	3,187,939
Huntington Ingalls Industries, Inc.	10,172	2,093,906
L3Harris Technologies, Inc.	52,870	10,715,691
Lockheed Martin Corp.	63,396	23,424,822
Northrop Grumman Corp.	39,877	12,905,792
Raytheon Technologies Corp.	390,800	30,197,116
Teledyne Technologies, Inc.*	9,772	4,042,188
Textron, Inc.	58,298	3,269,352
TransDigm Group, Inc.*	13,980	8,219,122

		144,825,123

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	33,625	3,208,834
Expeditors International of Washington, Inc.	43,980	4,736,206
FedEx Corp.	62,721	17,815,273
United Parcel Service, Inc., Class B	185,052	31,456,989

		57,217,302

Airlines (0.3%)
Alaska Air Group, Inc.*	32,718	2,264,413
American Airlines Group, Inc.(x)*	167,186	3,995,745
Delta Air Lines, Inc.*	163,239	7,881,179
Southwest Airlines Co.*	151,843	9,271,533
United Airlines Holdings, Inc.*	79,418	4,569,712

		27,982,582

Building Products (0.4%)
A O Smith Corp.	34,033	2,300,971
Allegion plc	22,222	2,791,528
Carrier Global Corp.	209,320	8,837,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	36,557	$3,502,892
Johnson Controls International plc	185,249	11,053,808
Masco Corp.	66,371	3,975,623
Trane Technologies plc	61,971	10,259,919

		42,722,231

Commercial Services & Supplies (0.4%)
Cintas Corp.	22,507	7,681,864
Copart, Inc.*	53,486	5,809,114
Republic Services, Inc.	53,095	5,274,988
Rollins, Inc.	57,309	1,972,576
Waste Management, Inc.	100,126	12,918,257

		33,656,799

Construction & Engineering (0.0%)
Quanta Services, Inc.	35,231	3,099,623

Electrical Equipment (0.5%)
AMETEK, Inc.	58,830	7,514,356
Eaton Corp. plc	102,389	14,158,351
Emerson Electric Co.	154,324	13,923,112
Generac Holdings, Inc.*	16,607	5,437,962
Rockwell Automation, Inc.	29,787	7,906,661

		48,940,442

Industrial Conglomerates (1.1%)
3M Co.	148,941	28,697,952
General Electric Co.	2,255,057	29,608,898
Honeywell International, Inc.	178,878	38,829,047
Roper Technologies, Inc.	26,990	10,886,147

		108,022,044

Machinery (1.6%)
Caterpillar, Inc.	140,249	32,519,535
Cummins, Inc.	38,066	9,863,281
Deere & Co.	80,614	30,160,922
Dover Corp.	36,185	4,962,049
Fortive Corp.	85,588	6,045,936
IDEX Corp.	19,678	4,118,999
Illinois Tool Works, Inc.	74,113	16,417,512
Ingersoll Rand, Inc.*	96,104	4,729,278
Otis Worldwide Corp.	104,845	7,176,640
PACCAR, Inc.	88,902	8,260,774
Parker-Hannifin Corp.	32,995	10,407,613
Pentair plc	44,348	2,763,767
Snap-on, Inc.	13,828	3,190,673
Stanley Black & Decker, Inc.	41,104	8,207,236
Westinghouse Air Brake Technologies Corp.	47,398	3,752,026
Xylem, Inc.	47,561	5,002,466

		157,578,707

Professional Services (0.4%)
Equifax, Inc.	31,764	5,753,413
IHS Markit Ltd.	95,234	9,216,747
Jacobs Engineering Group, Inc.	32,907	4,253,888
Leidos Holdings, Inc.	34,305	3,302,885
Nielsen Holdings plc	93,686	2,356,203
Robert Half International, Inc.	28,325	2,211,333
Verisk Analytics, Inc.	41,601	7,350,481

		34,444,950

Road & Rail (0.9%)
CSX Corp.	196,111	18,909,022
JB Hunt Transport Services, Inc.	21,782	3,660,901
Kansas City Southern	23,001	6,070,424
Norfolk Southern Corp.	64,790	17,397,411
Old Dominion Freight Line, Inc.	24,843	5,972,506
Union Pacific Corp.	172,276	37,971,353

		89,981,617

Trading Companies & Distributors (0.2%)
Fastenal Co.	146,698	7,375,975
United Rentals, Inc.*	18,607	6,127,471
WW Grainger, Inc.	11,190	4,486,407

		17,989,853

Total Industrials		766,461,273

Information Technology (23.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	14,420	4,353,254
Cisco Systems, Inc.	1,085,816	56,147,545
F5 Networks, Inc.*	16,344	3,409,685
Juniper Networks, Inc.	79,291	2,008,441
Motorola Solutions, Inc.	43,473	8,175,098

		74,094,023

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	154,006	10,159,776
CDW Corp.	36,999	6,132,584
Corning, Inc.	195,923	8,524,610
FLIR Systems, Inc.	33,639	1,899,594
IPG Photonics Corp.*	9,503	2,004,563
Keysight Technologies, Inc.*	47,097	6,753,710
TE Connectivity Ltd.	85,102	10,987,519
Trimble, Inc.*	64,936	5,051,371
Zebra Technologies Corp., Class A*	13,932	6,759,528

		58,273,255

IT Services (4.7%)
Accenture plc, Class A	163,124	45,063,005
Akamai Technologies, Inc.*	43,003	4,382,006
Automatic Data Processing, Inc.	110,063	20,743,574
Broadridge Financial Solutions, Inc.	29,780	4,559,318
Cognizant Technology Solutions Corp., Class A	134,812	10,531,514
DXC Technology Co.*	68,812	2,151,063
Fidelity National Information Services, Inc.	159,750	22,462,448
Fiserv, Inc.*	148,075	17,626,848
FleetCor Technologies, Inc.*	21,454	5,763,188
Gartner, Inc.*	22,466	4,101,168
Global Payments, Inc.	75,935	15,306,977
International Business Machines Corp.	229,826	30,626,613
Jack Henry & Associates, Inc.	18,979	2,879,494
Mastercard, Inc., Class A	225,502	80,289,987
Paychex, Inc.	82,072	8,044,697
PayPal Holdings, Inc.*	301,219	73,148,022
VeriSign, Inc.*	25,440	5,056,454
Visa, Inc., Class A	436,229	92,362,766
Western Union Co. (The)	111,047	2,738,419

		447,837,561

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	311,668	24,465,938
Analog Devices, Inc.	94,877	14,713,525
Applied Materials, Inc.	236,016	31,531,738
Broadcom, Inc.	104,993	48,681,054
Enphase Energy, Inc.*	33,148	5,375,280
Intel Corp.	1,044,977	66,878,528
KLA Corp.	39,627	13,092,761
Lam Research Corp.	36,755	21,878,046
Maxim Integrated Products, Inc.	69,913	6,387,951
Microchip Technology, Inc.	69,252	10,749,296
Micron Technology, Inc.*	287,715	25,379,340
Monolithic Power Systems, Inc.	11,216	3,961,603
NVIDIA Corp.	159,460	85,140,478
NXP Semiconductors NV	71,245	14,344,468
Qorvo, Inc.*	28,665	5,237,096
QUALCOMM, Inc.	292,172	38,739,086
Skyworks Solutions, Inc.	42,411	7,781,570
Teradyne, Inc.	42,844	5,213,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	236,679	$44,729,964
Xilinx, Inc.	62,766	7,776,707

		482,057,687

Software (7.4%)
Adobe, Inc.*	123,279	58,603,138
ANSYS, Inc.*	22,733	7,719,218
Autodesk, Inc.*	56,554	15,673,941
Cadence Design Systems, Inc.*	71,750	9,829,033
Citrix Systems, Inc.	31,505	4,422,042
Fortinet, Inc.*	34,836	6,424,455
Intuit, Inc.	70,430	26,978,916
Microsoft Corp.	1,939,808	457,348,532
NortonLifeLock, Inc.	144,609	3,074,387
Oracle Corp.	477,027	33,472,985
Paycom Software, Inc.*	12,477	4,617,239
salesforce.com, Inc.*	236,035	50,008,735
ServiceNow, Inc.*	50,436	25,223,548
Synopsys, Inc.*	39,189	9,710,250
Tyler Technologies, Inc.*	10,263	4,356,951

		717,463,370

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	4,058,720	495,772,648
Hewlett Packard Enterprise Co.	334,646	5,267,328
HP, Inc.	322,143	10,228,040
NetApp, Inc.	58,237	4,232,083
Seagate Technology plc	49,506	3,799,585
Western Digital Corp.	78,605	5,246,884

		524,546,568

Total Information Technology		2,304,272,464

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	56,911	16,011,341
Albemarle Corp.	29,080	4,248,879
Celanese Corp.	28,997	4,344,041
CF Industries Holdings, Inc.	53,661	2,435,136
Corteva, Inc.	191,368	8,921,576
Dow, Inc.	191,667	12,255,188
DuPont de Nemours, Inc.	142,010	10,974,533
Eastman Chemical Co.	34,701	3,821,274
Ecolab, Inc.	63,961	13,692,131
FMC Corp.	34,024	3,763,395
International Flavors & Fragrances, Inc.	63,952	8,928,339
Linde plc	134,470	37,670,426
LyondellBasell Industries NV, Class A	65,571	6,822,662
Mosaic Co. (The)	87,875	2,777,729
PPG Industries, Inc.	60,809	9,137,160
Sherwin-Williams Co. (The)	20,741	15,307,065

		161,110,875

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	16,361	5,494,351
Vulcan Materials Co.	34,033	5,743,069

		11,237,420

Containers & Packaging (0.3%)
Amcor plc	415,174	4,849,232
Avery Dennison Corp.	20,825	3,824,511
Ball Corp.	83,610	7,085,112
International Paper Co.	99,186	5,362,987
Packaging Corp. of America	25,248	3,395,351
Sealed Air Corp.	37,630	1,724,207
Westrock Co.	69,102	3,596,759

		29,838,159

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	375,112	12,352,438
Newmont Corp.	205,835	12,405,675
Nucor Corp.	74,844	6,007,728

		30,765,841

Total Materials		232,952,295

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	32,423	5,327,099
American Tower Corp. (REIT)	114,293	27,322,884
AvalonBay Communities, Inc. (REIT)	36,219	6,682,768
Boston Properties, Inc. (REIT)	37,081	3,754,822
Crown Castle International Corp. (REIT)	110,931	19,094,553
Digital Realty Trust, Inc. (REIT)	72,302	10,183,014
Duke Realty Corp. (REIT)	94,926	3,980,247
Equinix, Inc. (REIT)	22,964	15,606,105
Equity Residential (REIT)	89,674	6,423,349
Essex Property Trust, Inc. (REIT)	16,271	4,423,109
Extra Space Storage, Inc. (REIT)	33,958	4,501,133
Federal Realty Investment Trust (REIT)	18,933	1,920,753
Healthpeak Properties, Inc. (REIT)	138,546	4,397,450
Host Hotels & Resorts, Inc. (REIT)*	185,531	3,126,197
Iron Mountain, Inc. (REIT)	77,273	2,859,874
Kimco Realty Corp. (REIT)	116,042	2,175,787
Mid-America Apartment Communities, Inc. (REIT)	29,420	4,247,071
Prologis, Inc. (REIT)	190,195	20,160,670
Public Storage (REIT)	39,111	9,651,030
Realty Income Corp. (REIT)	94,628	6,008,878
Regency Centers Corp. (REIT)	38,100	2,160,651
SBA Communications Corp. (REIT)	28,271	7,846,616
Simon Property Group, Inc. (REIT)	84,470	9,610,152
UDR, Inc. (REIT)	78,089	3,424,983
Ventas, Inc. (REIT)	94,412	5,035,936
Vornado Realty Trust (REIT)	37,877	1,719,237
Welltower, Inc. (REIT)	108,449	7,768,202
Weyerhaeuser Co. (REIT)	189,723	6,754,139

		206,166,709

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	85,369	6,753,542

Total Real Estate		212,920,251

Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	62,564	3,388,466
American Electric Power Co., Inc.	127,723	10,818,138
Duke Energy Corp.	197,695	19,083,498
Edison International	97,825	5,732,545
Entergy Corp.	52,162	5,188,554
Evergy, Inc.	58,369	3,474,707
Eversource Energy	87,779	7,600,784
Exelon Corp.	251,108	10,983,464
FirstEnergy Corp.	137,565	4,772,130
NextEra Energy, Inc.	504,067	38,112,506
NRG Energy, Inc.	60,915	2,298,323
Pinnacle West Capital Corp.	28,147	2,289,758
PPL Corp.	202,197	5,831,362
Southern Co. (The)	271,753	16,892,166
Xcel Energy, Inc.	138,280	9,197,003

		145,663,404

Gas Utilities (0.0%)
Atmos Energy Corp.	33,099	3,271,836

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	168,793	4,525,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.7%)
Ameren Corp.	66,499	$5,410,359
CenterPoint Energy, Inc.	144,055	3,262,846
CMS Energy Corp.	75,792	4,639,986
Consolidated Edison, Inc.	88,603	6,627,504
Dominion Energy, Inc.	207,207	15,739,444
DTE Energy Co.	49,289	6,562,337
NiSource, Inc.	98,705	2,379,778
Public Service Enterprise Group, Inc.	129,571	7,801,470
Sempra Energy	77,824	10,317,906
WEC Energy Group, Inc.	80,733	7,555,801

		70,297,431

Water Utilities (0.1%)
American Water Works Co., Inc.	46,229	6,930,652

Total Utilities		230,688,663

Total Common Stocks (89.6%) (Cost $3,561,642,921)		8,645,957,586

SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	465,643,285	465,876,106

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $5,774,050, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $5,889,531.(xx)	$5,774,050	5,774,050
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $2,000,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $2,212,081.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		7,774,050

Total Short-Term Investments (4.9%) (Cost $473,732,640)		473,650,156

Total Investments in Securities (94.5%) (Cost $4,035,375,561)		9,119,607,742
Other Assets Less Liabilities (5.5%)		532,855,240

Net Assets (100%)		$9,652,462,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $10,053,304. This was collateralized by $2,465,302 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/15/21 - 2/15/51 and by cash of $7,774,050 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	109,055	17,280,573	—	(1,097,099)	530,131	2,415,733	19,129,338	133,374	—
Capital Markets
BlackRock, Inc.	36,509	28,013,069	—	(1,650,534)	497,183	666,608	27,526,326	155,057	—

Total		45,293,642	—	(2,747,633)	1,027,314	3,082,341	46,655,664	288,431	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5,095	6/2021	USD	1,010,695,150	11,159,593

					11,159,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$944,809,197	$—	$—	$944,809,197
Consumer Discretionary	1,076,423,849	—	—	1,076,423,849
Consumer Staples	531,773,967	—	—	531,773,967
Energy	242,477,582	—	—	242,477,582
Financials	979,202,401	—	—	979,202,401
Health Care	1,123,975,644	—	—	1,123,975,644
Industrials	766,461,273	—	—	766,461,273
Information Technology	2,304,272,464	—	—	2,304,272,464
Materials	232,952,295	—	—	232,952,295
Real Estate	212,920,251	—	—	212,920,251
Utilities	230,688,663	—	—	230,688,663
Futures	11,159,593	—	—	11,159,593
Short-Term Investments
Investment Company	465,876,106	—	—	465,876,106
Repurchase Agreements	—	7,774,050	—	7,774,050

Total Assets	$9,122,993,285	$7,774,050	$—	$9,130,767,335

Total Liabilities	$—	$—	$—	$—

Total	$9,122,993,285	$7,774,050	$—	$9,130,767,335

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,322,406,905
Aggregate gross unrealized depreciation	(241,930,894)

Net unrealized appreciation	$5,080,476,011

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,050,291,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	43,279	$1,785,259

Entertainment (0.2%)
Cinemark Holdings, Inc.(x)*	39,442	805,011
World Wrestling Entertainment, Inc., Class A	17,117	928,769

		1,733,780

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	35,308	1,899,217
Yelp, Inc.*	25,797	1,006,083

		2,905,300

Media (0.9%)
Cable One, Inc.	1,989	3,636,608
John Wiley & Sons, Inc., Class A	15,888	861,130
New York Times Co. (The), Class A	53,104	2,688,124
TEGNA, Inc.	80,450	1,514,873

		8,700,735

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	36,298	833,402

Total Communication Services		15,958,476

Consumer Discretionary (13.1%)
Auto Components (1.6%)
Adient plc*	34,443	1,522,381
Dana, Inc.	52,986	1,289,149
Fox Factory Holding Corp.*	15,310	1,945,289
Gentex Corp.	89,244	3,183,333
Goodyear Tire & Rubber Co. (The)*	85,447	1,501,304
Lear Corp.	20,036	3,631,525
Visteon Corp.*	10,224	1,246,817

		14,319,798

Automobiles (0.6%)
Harley-Davidson, Inc.	56,151	2,251,655
Thor Industries, Inc.	20,278	2,732,258

		4,983,913

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	18,267	722,277
Graham Holdings Co., Class B	1,479	831,849
Grand Canyon Education, Inc.*	17,168	1,838,693
H&R Block, Inc.	67,178	1,464,480
Service Corp. International	62,053	3,167,806
Strategic Education, Inc.	8,940	821,675
WW International, Inc.*	17,350	542,708

		9,389,488

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.*	29,498	1,739,202
Choice Hotels International, Inc.	10,576	1,134,699
Churchill Downs, Inc.	12,683	2,884,368
Cracker Barrel Old Country Store, Inc.	8,689	1,502,154
Jack in the Box, Inc.	8,361	917,871
Marriott Vacations Worldwide Corp.*	15,089	2,628,202
Papa John’s International, Inc.	12,060	1,068,998
Scientific Games Corp., Class A*	20,585	792,934
Six Flags Entertainment Corp.*	27,763	1,290,147
Texas Roadhouse, Inc.*	23,968	2,299,490
Travel + Leisure Co.	31,473	1,924,889
Wendy’s Co. (The)	65,586	1,328,772
Wingstop, Inc.	10,873	1,382,719
Wyndham Hotels & Resorts, Inc.	34,124	2,381,173

		23,275,618

Household Durables (1.4%)
Helen of Troy Ltd.*	8,935	1,882,247
KB Home	32,584	1,516,134
Taylor Morrison Home Corp., Class A*	47,184	1,453,739
Tempur Sealy International, Inc.	69,944	2,557,153
Toll Brothers, Inc.	41,036	2,327,972
TopBuild Corp.*	12,093	2,532,637
Tri Pointe Homes, Inc.*	43,648	888,673

		13,158,555

Internet & Direct Marketing Retail (0.2%)
Grubhub, Inc.*	34,155	2,049,300

Leisure Products (1.1%)
Brunswick Corp.	28,485	2,716,614
Mattel, Inc.*	127,519	2,540,178
Polaris, Inc.	21,335	2,848,223
YETI Holdings, Inc.*	27,458	1,982,742

		10,087,757

Multiline Retail (0.7%)
Kohl’s Corp.	57,741	3,441,941
Nordstrom, Inc.*	39,878	1,510,180
Ollie’s Bargain Outlet Holdings, Inc.*	20,845	1,813,515

		6,765,636

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.	54,779	1,601,738
AutoNation, Inc.*	20,179	1,881,087
Dick’s Sporting Goods, Inc.	24,075	1,833,311
Five Below, Inc.*	20,463	3,904,136
Foot Locker, Inc.	38,168	2,146,950
Lithia Motors, Inc., Class A	9,754	3,804,938
Murphy USA, Inc.	9,281	1,341,661
RH*	5,978	3,566,475
Urban Outfitters, Inc.*	25,016	930,345
Williams-Sonoma, Inc.	28,051	5,026,739

		26,037,380

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	55,320	2,821,320
Carter’s, Inc.*	16,135	1,434,886
Columbia Sportswear Co.	11,184	1,181,366
Deckers Outdoor Corp.*	10,317	3,408,943
Skechers USA, Inc., Class A*	50,078	2,088,753

		10,935,268

Total Consumer Discretionary		121,002,713

Consumer Staples (3.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	3,371	4,066,370

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	50,279	2,255,516
Casey’s General Stores, Inc.	13,532	2,925,483
Grocery Outlet Holding Corp.*	31,746	1,171,110
Sprouts Farmers Market, Inc.*	43,201	1,150,010

		7,502,119

Food Products (1.7%)
Darling Ingredients, Inc.*	59,553	4,381,910
Flowers Foods, Inc.	72,108	1,716,170
Hain Celestial Group, Inc. (The)*	30,005	1,308,218
Ingredion, Inc.	24,580	2,210,233
Lancaster Colony Corp.	7,164	1,256,279
Pilgrim’s Pride Corp.*	18,035	429,053
Post Holdings, Inc.*	21,925	2,317,911
Sanderson Farms, Inc.	7,279	1,133,923
Tootsie Roll Industries, Inc.(x)	6,413	212,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	20,454	$1,068,517

		16,034,677

Household Products (0.1%)
Energizer Holdings, Inc.	21,284	1,010,139

Personal Products (0.2%)
Coty, Inc., Class A*	103,159	929,463
Nu Skin Enterprises, Inc., Class A	18,622	984,917

		1,914,380

Total Consumer Staples		30,527,685

Energy (1.2%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	68,281	1,483,746

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Corp.	104,801	946,353
Cimarex Energy Co.	37,654	2,236,271
CNX Resources Corp.*	80,468	1,182,880
EQT Corp.*	102,131	1,897,594
Equitrans Midstream Corp.	149,393	1,219,047
Murphy Oil Corp.	52,508	861,656
World Fuel Services Corp.	23,088	812,698

		9,156,499

Total Energy		10,640,245

Financials (14.2%)
Banks (6.7%)
Associated Banc-Corp.	55,975	1,194,507
BancorpSouth Bank	35,315	1,147,031
Bank of Hawaii Corp.	14,700	1,315,503
Bank OZK	44,275	1,808,634
Cathay General Bancorp	27,374	1,116,312
CIT Group, Inc.	36,152	1,862,190
Commerce Bancshares, Inc.	38,592	2,956,533
Cullen/Frost Bankers, Inc.	20,590	2,239,368
East West Bancorp, Inc.	51,849	3,826,456
First Financial Bankshares, Inc.	52,098	2,434,540
First Horizon Corp.	203,443	3,440,221
FNB Corp.	117,759	1,495,539
Fulton Financial Corp.	59,461	1,012,621
Glacier Bancorp, Inc.	34,950	1,994,946
Hancock Whitney Corp.	31,773	1,334,784
Home BancShares, Inc.	55,646	1,505,224
International Bancshares Corp.	20,401	947,014
PacWest Bancorp	42,781	1,632,095
Pinnacle Financial Partners, Inc.	27,832	2,467,585
Prosperity Bancshares, Inc.	34,036	2,548,956
Signature Bank	20,902	4,725,942
Sterling Bancorp	70,856	1,631,105
Synovus Financial Corp.	54,441	2,490,676
TCF Financial Corp.	55,892	2,596,742
Texas Capital Bancshares, Inc.*	18,486	1,311,027
Trustmark Corp.	23,224	781,720
UMB Financial Corp.	15,882	1,466,385
Umpqua Holdings Corp.	80,726	1,416,741
United Bankshares, Inc.	47,238	1,822,442
Valley National Bancorp	148,557	2,041,173
Webster Financial Corp.	33,069	1,822,433
Wintrust Financial Corp.	20,837	1,579,445

		61,965,890

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	15,610	2,326,358
Evercore, Inc., Class A	15,391	2,027,610
FactSet Research Systems, Inc.	13,910	4,292,487
Federated Hermes, Inc., Class B	34,464	1,078,723
Interactive Brokers Group, Inc., Class A	29,591	2,161,327
Janus Henderson Group plc	62,493	1,946,657
SEI Investments Co.	43,628	2,658,254
Stifel Financial Corp.	38,447	2,462,915

		18,954,331

Consumer Finance (0.7%)
FirstCash, Inc.	15,030	987,020
LendingTree, Inc.(x)*	3,991	850,083
Navient Corp.	67,307	963,163
PROG Holdings, Inc.	24,805	1,073,809
SLM Corp.	122,780	2,206,357

		6,080,432

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	74,163	2,232,306

Insurance (3.8%)
Alleghany Corp.*	5,125	3,209,736
American Financial Group, Inc.	25,632	2,924,611
Brighthouse Financial, Inc.*	31,972	1,414,761
Brown & Brown, Inc.	85,752	3,919,724
CNO Financial Group, Inc.	49,314	1,197,837
First American Financial Corp.	40,233	2,279,199
Genworth Financial, Inc., Class A*	188,614	626,199
Hanover Insurance Group, Inc. (The)	13,327	1,725,313
Kemper Corp.	22,535	1,796,490
Kinsale Capital Group, Inc.	7,840	1,292,032
Mercury General Corp.	9,732	591,803
Old Republic International Corp.	103,609	2,262,821
Primerica, Inc.	14,410	2,130,086
Reinsurance Group of America, Inc.	24,895	3,138,015
RenaissanceRe Holdings Ltd.	18,575	2,976,644
RLI Corp.	14,552	1,623,567
Selective Insurance Group, Inc.	21,932	1,590,947

		34,699,785

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	41,328	1,962,667
MGIC Investment Corp.	124,004	1,717,455
New York Community Bancorp, Inc.	170,564	2,152,518
Washington Federal, Inc.	27,684	852,667

		6,685,307

Total Financials		130,618,051

Health Care (10.0%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	38,014	2,520,708
Emergent BioSolutions, Inc.*	16,593	1,541,656
Exelixis, Inc.*	114,267	2,581,292
Halozyme Therapeutics, Inc.*	46,573	1,941,628
Ligand Pharmaceuticals, Inc.(x)*	6,084	927,506
Neurocrine Biosciences, Inc.*	34,301	3,335,772
United Therapeutics Corp.*	16,314	2,728,843

		15,577,405

Health Care Equipment & Supplies (2.9%)
Avanos Medical, Inc.*	17,447	763,132
Cantel Medical Corp.*	13,777	1,099,956
Globus Medical, Inc., Class A*	28,306	1,745,631
Haemonetics Corp.*	18,614	2,066,340
Hill-Rom Holdings, Inc.	24,305	2,685,216
ICU Medical, Inc.*	7,200	1,479,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	25,957	$1,793,369
LivaNova plc*	17,823	1,314,090
Masimo Corp.*	18,622	4,276,728
Neogen Corp.*	19,501	1,733,444
NuVasive, Inc.*	18,818	1,233,708
Penumbra, Inc.*	12,415	3,359,251
Quidel Corp.*	14,105	1,804,453
STAAR Surgical Co.*	17,055	1,797,767

		27,152,253

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	32,611	1,863,393
Amedisys, Inc.*	12,031	3,185,688
Chemed Corp.	5,872	2,700,063
Encompass Health Corp.	36,357	2,977,638
HealthEquity, Inc.*	30,369	2,065,092
LHC Group, Inc.*	11,571	2,212,491
Molina Healthcare, Inc.*	21,243	4,965,764
Patterson Cos., Inc.	31,854	1,017,735
Tenet Healthcare Corp.*	38,895	2,022,540

		23,010,404

Life Sciences Tools & Services (2.4%)
Bio-Techne Corp.	14,210	5,427,225
Charles River Laboratories International, Inc.*	18,227	5,282,731
Medpace Holdings, Inc.*	10,078	1,653,296
PRA Health Sciences, Inc.*	23,639	3,624,568
Repligen Corp.*	18,656	3,626,913
Syneos Health, Inc.*	30,273	2,296,207

		21,910,940

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	20,629	3,390,789
Nektar Therapeutics*	66,725	1,334,500

		4,725,289

Total Health Care		92,376,291

Industrials (16.5%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	23,361	3,327,074
Curtiss-Wright Corp.	14,994	1,778,288
Hexcel Corp.*	30,619	1,714,664
Mercury Systems, Inc.*	20,562	1,452,705

		8,272,731

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	37,433	4,615,489

Airlines (0.3%)
JetBlue Airways Corp.*	115,747	2,354,294

Building Products (1.8%)
Builders FirstSource, Inc.*	75,606	3,505,850
Lennox International, Inc.	12,576	3,918,556
Owens Corning	38,430	3,539,019
Simpson Manufacturing Co., Inc.	15,872	1,646,403
Trex Co., Inc.*	42,412	3,882,394

		16,492,222

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	18,134	1,436,757
Clean Harbors, Inc.*	18,464	1,552,084
Healthcare Services Group, Inc.	27,365	767,041
Herman Miller, Inc.	21,601	888,881
IAA, Inc.*	49,280	2,717,299
KAR Auction Services, Inc.*	47,141	707,115
MSA Safety, Inc.	13,314	1,997,366
Stericycle, Inc.*	33,552	2,265,095
Tetra Tech, Inc.	19,862	2,695,671

		15,027,309

Construction & Engineering (1.3%)
AECOM*	54,100	3,468,351
Dycom Industries, Inc.*	11,213	1,041,127
EMCOR Group, Inc.	20,070	2,251,051
Fluor Corp.*	45,883	1,059,439
MasTec, Inc.*	20,656	1,935,467
Valmont Industries, Inc.	7,770	1,846,696

		11,602,131

Electrical Equipment (1.6%)
Acuity Brands, Inc.	13,195	2,177,175
EnerSys	15,634	1,419,567
Hubbell, Inc.	19,886	3,716,495
nVent Electric plc	61,597	1,719,172
Regal Beloit Corp.	14,877	2,122,650
Sunrun, Inc.*	58,616	3,545,096

		14,700,155

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	19,518	3,212,272

Machinery (4.7%)
AGCO Corp.	22,591	3,245,197
Colfax Corp.*	42,232	1,850,184
Crane Co.	18,108	1,700,522
Donaldson Co., Inc.	46,193	2,686,585
Flowserve Corp.	47,714	1,851,780
Graco, Inc.	61,812	4,426,976
ITT, Inc.	31,681	2,880,120
Kennametal, Inc.	30,594	1,222,842
Lincoln Electric Holdings, Inc.	21,851	2,686,362
Middleby Corp. (The)*	20,378	3,377,654
Nordson Corp.	19,793	3,932,473
Oshkosh Corp.	25,046	2,971,958
Terex Corp.	25,418	1,171,007
Timken Co. (The)	24,956	2,025,679
Toro Co. (The)	39,416	4,065,366
Trinity Industries, Inc.	30,306	863,418
Woodward, Inc.	21,474	2,590,409

		43,548,532

Marine (0.1%)
Kirby Corp.*	22,007	1,326,582

Professional Services (1.6%)
ASGN, Inc.*	19,411	1,852,586
CACI International, Inc., Class A*	9,241	2,279,385
CoreLogic, Inc.	26,792	2,123,266
FTI Consulting, Inc.*	12,541	1,757,119
Insperity, Inc.	13,016	1,089,960
KBR, Inc.	51,585	1,980,348
ManpowerGroup, Inc.	20,142	1,992,044
Science Applications International Corp.	21,325	1,782,557

		14,857,265

Road & Rail (0.9%)
Avis Budget Group, Inc.*	18,929	1,373,110
Knight-Swift Transportation Holdings, Inc.	44,895	2,159,001
Landstar System, Inc.	14,059	2,320,578
Ryder System, Inc.	19,667	1,487,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Werner Enterprises, Inc.	20,866	$984,249

		8,324,747

Trading Companies & Distributors (0.8%)
GATX Corp.	12,856	1,192,265
MSC Industrial Direct Co., Inc., Class A	17,111	1,543,241
Univar Solutions, Inc.*	62,039	1,336,320
Watsco, Inc.	12,038	3,138,909

		7,210,735

Total Industrials		151,544,464

Information Technology (12.8%)
Communications Equipment (0.8%)
Ciena Corp.*	56,827	3,109,573
Lumentum Holdings, Inc.*	27,725	2,532,679
NetScout Systems, Inc.*	26,897	757,420
Viasat, Inc.*	23,836	1,145,796

		7,545,468

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	27,324	3,028,046
Avnet, Inc.	36,426	1,512,043
Belden, Inc.	16,271	721,944
Cognex Corp.	64,471	5,350,448
Coherent, Inc.*	8,955	2,264,630
II-VI, Inc.*	38,369	2,623,289
Jabil, Inc.	49,600	2,587,136
Littelfuse, Inc.	8,987	2,376,522
National Instruments Corp.	48,202	2,081,603
SYNNEX Corp.	15,118	1,736,151
Vishay Intertechnology, Inc.	48,578	1,169,758
Vontier Corp.*	61,731	1,868,598

		27,320,168

IT Services (1.5%)
Alliance Data Systems Corp.	18,201	2,040,150
Concentrix Corp.*	15,229	2,280,086
LiveRamp Holdings, Inc.*	24,509	1,271,527
MAXIMUS, Inc.	22,507	2,004,023
Perspecta, Inc.	50,144	1,456,683
Sabre Corp.*	116,223	1,721,263
WEX, Inc.*	16,185	3,386,226

		14,159,958

Semiconductors & Semiconductor Equipment (3.5%)
Amkor Technology, Inc.	39,215	929,788
Brooks Automation, Inc.	27,183	2,219,492
Cirrus Logic, Inc.*	21,259	1,802,551
CMC Materials, Inc.	10,683	1,888,647
Cree, Inc.*	42,207	4,563,843
First Solar, Inc.*	31,052	2,710,840
MKS Instruments, Inc.	20,225	3,750,119
Semtech Corp.*	23,808	1,642,752
Silicon Laboratories, Inc.*	16,088	2,269,534
SolarEdge Technologies, Inc.*	18,892	5,430,316
Synaptics, Inc.*	12,793	1,732,428
Universal Display Corp.	15,701	3,717,526

		32,657,836

Software (3.6%)
ACI Worldwide, Inc.*	42,904	1,632,497
Blackbaud, Inc.*	17,646	1,254,278
CDK Global, Inc.	44,594	2,410,752
Ceridian HCM Holding, Inc.*	47,959	4,041,505
CommVault Systems, Inc.*	17,213	1,110,238
Fair Isaac Corp.*	10,708	5,204,623
InterDigital, Inc.	11,197	710,450
j2 Global, Inc.*	15,551	1,863,943
Manhattan Associates, Inc.*	23,368	2,742,936
Paylocity Holding Corp.*	13,741	2,471,044
PTC, Inc.*	38,504	5,300,075
Qualys, Inc.*	12,350	1,294,033
Sailpoint Technologies Holdings, Inc.*	33,487	1,695,782
Teradata Corp.*	39,922	1,538,594

		33,270,750

Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	47,650	1,808,318
Xerox Holdings Corp.	61,116	1,483,285

		3,291,603

Total Information Technology		118,245,783

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	19,998	1,775,223
Avient Corp.	33,436	1,580,520
Cabot Corp.	20,736	1,087,396
Chemours Co. (The)	60,495	1,688,415
Ingevity Corp.*	14,955	1,129,551
Minerals Technologies, Inc.	12,397	933,742
NewMarket Corp.	2,680	1,018,829
Olin Corp.	52,297	1,985,717
RPM International, Inc.	47,651	4,376,744
Scotts Miracle-Gro Co. (The)	14,893	3,648,338
Sensient Technologies Corp.	15,536	1,211,808
Valvoline, Inc.	66,446	1,732,247

		22,168,530

Construction Materials (0.2%)
Eagle Materials, Inc.	15,360	2,064,538

Containers & Packaging (0.8%)
AptarGroup, Inc.	23,866	3,381,096
Greif, Inc., Class A	9,998	569,886
Silgan Holdings, Inc.	28,619	1,202,857
Sonoco Products Co.	36,797	2,329,250

		7,483,089

Metals & Mining (2.1%)
Cleveland-Cliffs, Inc.(x)	168,101	3,380,511
Commercial Metals Co.	43,975	1,356,189
Compass Minerals International, Inc.	12,375	776,160
Reliance Steel & Aluminum Co.	23,294	3,547,443
Royal Gold, Inc.	24,029	2,586,001
Steel Dynamics, Inc.	73,417	3,726,647
United States Steel Corp.	96,131	2,515,748
Worthington Industries, Inc.	12,741	854,794

		18,743,493

Paper & Forest Products (0.3%)
Domtar Corp.	20,586	760,653
Louisiana-Pacific Corp.	39,008	2,163,383

		2,924,036

Total Materials		53,383,686

Real Estate (8.2%)
Equity Real Estate Investment Trusts (REITs) (7.8%)
American Campus Communities, Inc. (REIT)	50,412	2,176,286
Apartment Income REIT Corp. (REIT)	54,523	2,331,403
Brixmor Property Group, Inc. (REIT)	108,691	2,198,819
Camden Property Trust (REIT)	35,733	3,927,414
CoreSite Realty Corp. (REIT)	15,664	1,877,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Corporate Office Properties Trust (REIT)	41,534	$1,093,590
Cousins Properties, Inc. (REIT)	54,413	1,923,499
CyrusOne, Inc. (REIT)	44,119	2,987,739
Douglas Emmett, Inc. (REIT)	60,408	1,896,811
EastGroup Properties, Inc. (REIT)	14,526	2,081,285
EPR Properties (REIT)	27,384	1,275,821
First Industrial Realty Trust, Inc. (REIT)	47,293	2,165,546
Healthcare Realty Trust, Inc. (REIT)	51,183	1,551,869
Highwoods Properties, Inc. (REIT)	38,061	1,634,339
Hudson Pacific Properties, Inc. (REIT)	55,289	1,499,991
JBG SMITH Properties (REIT)	40,487	1,287,082
Kilroy Realty Corp. (REIT)	38,785	2,545,460
Lamar Advertising Co. (REIT), Class A	31,678	2,975,198
Life Storage, Inc. (REIT)	27,638	2,375,486
Macerich Co. (The) (REIT)(x)	42,112	492,710
Medical Properties Trust, Inc. (REIT)	212,427	4,520,447
National Retail Properties, Inc. (REIT)	64,194	2,829,030
Omega Healthcare Investors, Inc. (REIT)	84,889	3,109,484
Park Hotels & Resorts, Inc. (REIT)(x)*	86,574	1,868,267
Pebblebrook Hotel Trust (REIT)	48,095	1,168,228
Physicians Realty Trust (REIT)	77,129	1,362,869
PotlatchDeltic Corp. (REIT)	24,509	1,297,016
PS Business Parks, Inc. (REIT)	7,350	1,136,163
Rayonier, Inc. (REIT)	50,480	1,627,980
Rexford Industrial Realty, Inc. (REIT)	48,137	2,426,105
Sabra Health Care REIT, Inc. (REIT)	77,177	1,339,793
Service Properties Trust (REIT)	61,516	729,580
SL Green Realty Corp. (REIT)	25,400	1,777,746
Spirit Realty Capital, Inc. (REIT)(x)	42,069	1,787,932
STORE Capital Corp. (REIT)	87,854	2,943,109
Urban Edge Properties (REIT)	40,287	665,541
Weingarten Realty Investors (REIT)	43,980	1,183,502

		72,070,470

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	18,720	3,351,629

Total Real Estate		75,422,099

Utilities (3.1%)
Electric Utilities (1.0%)
ALLETE, Inc.	19,036	1,279,029
Hawaiian Electric Industries, Inc.	39,988	1,776,667
IDACORP, Inc.	18,484	1,847,845
OGE Energy Corp.	73,258	2,370,629
PNM Resources, Inc.	31,437	1,541,985

		8,816,155

Gas Utilities (1.1%)
National Fuel Gas Co.	33,389	1,669,116
New Jersey Resources Corp.	35,252	1,405,497
ONE Gas, Inc.	19,501	1,499,822
Southwest Gas Holdings, Inc.	20,959	1,440,093
Spire, Inc.	18,922	1,398,147
UGI Corp.	76,384	3,132,508

		10,545,183

Multi-Utilities (0.6%)
Black Hills Corp.	22,999	1,535,643
MDU Resources Group, Inc.	73,442	2,321,502
NorthWestern Corp.	18,538	1,208,677

		5,065,822

Water Utilities (0.4%)
Essential Utilities, Inc.	81,788	3,660,013

Total Utilities		28,087,173

Total Common Stocks (89.9%) (Cost $530,839,612)		827,806,666

SHORT-TERM INVESTMENTS:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, IM Shares	51,614,689	51,640,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $8,716, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $8,890.(xx)	$8,716	8,716
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $114,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $116,337.(xx)	114,056	114,056

Total Repurchase Agreements		122,772

Total Short-Term Investments (5.6%) (Cost $51,763,993)		51,763,268

Total Investments in Securities (95.5%) (Cost $582,603,605)		879,569,934

Other Assets Less Liabilities (4.5%)		41,381,991

Net Assets (100%)		$920,951,925

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,940,310. This was collateralized by $1,856,863 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/8/21 - 2/15/51 and by cash of $122,772 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	360	6/2021	USD	93,790,800	(407,566)

					(407,566)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,958,476	$—	$—	$15,958,476
Consumer Discretionary	119,500,559	1,502,154	—	121,002,713
Consumer Staples	30,527,685	—	—	30,527,685
Energy	10,640,245	—	—	10,640,245
Financials	130,618,051	—	—	130,618,051
Health Care	92,376,291	—	—	92,376,291
Industrials	151,544,464	—	—	151,544,464
Information Technology	118,245,783	—	—	118,245,783
Materials	53,383,686	—	—	53,383,686
Real Estate	75,422,099	—	—	75,422,099
Utilities	28,087,173	—	—	28,087,173
Short-Term Investments
Investment Company	51,640,496	—	—	51,640,496
Repurchase Agreements	—	122,772	—	122,772

Total Assets	$877,945,008	$1,624,926	$—	$879,569,934

Liabilities:
Futures	$(407,566)	$—	$—	$(407,566)

Total Liabilities	$(407,566)	$—	$—	$(407,566)

Total	$877,537,442	$1,624,926	$—	$879,162,368

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,861,166
Aggregate gross unrealized depreciation	(18,310,048)

Net unrealized appreciation	$294,551,118

Federal income tax cost of investments in securities and derivative instruments, if applicable	$584,611,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
Alaska Communications Systems Group, Inc.	93,592	$304,174
Anterix, Inc.(x)*	17,139	808,275
ATN International, Inc.	14,178	696,423
Bandwidth, Inc., Class A*	28,609	3,625,905
Cincinnati Bell, Inc.*	77,148	1,184,222
Cogent Communications Holdings, Inc.	63,122	4,340,269
Consolidated Communications Holdings, Inc.*	111,957	806,090
IDT Corp., Class B*	27,939	633,098
Iridium Communications, Inc.*	179,004	7,383,915
Liberty Latin America Ltd., Class A*	71,038	911,418
Liberty Latin America Ltd., Class C*	238,750	3,098,975
Ooma, Inc.*	32,860	520,831
ORBCOMM, Inc.*	113,915	869,171
Vonage Holdings Corp.*	347,489	4,107,320

		29,290,086

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)*	567,448	5,793,644
Cinemark Holdings, Inc.(x)*	158,839	3,241,904
Eros STX Global Corp.(x)*	257,764	466,553
Gaia, Inc.*	16,882	200,727
Glu Mobile, Inc.*	228,625	2,853,240
IMAX Corp.*	76,144	1,530,494
Liberty Media Corp.-Liberty Braves, Class A*	15,418	439,567
Liberty Media Corp.-Liberty Braves, Class C*	54,404	1,513,519
LiveXLive Media, Inc.(x)*	78,149	339,167
Marcus Corp. (The)(x)*	31,816	636,002

		17,014,817

Interactive Media & Services (0.3%)
Cargurus, Inc.*	128,892	3,071,496
Cars.com, Inc.*	98,042	1,270,624
DHI Group, Inc.*	85,481	286,361
Eventbrite, Inc., Class A*	91,111	2,019,020
EverQuote, Inc., Class A*	21,582	783,211
Liberty TripAdvisor Holdings, Inc., Class A*	86,701	553,152
MediaAlpha, Inc., Class A*	27,394	970,570
QuinStreet, Inc.*	74,123	1,504,697
TrueCar, Inc.*	158,350	757,705
Yelp, Inc.*	107,858	4,206,462

		15,423,298

Media (0.8%)
AMC Networks, Inc., Class A(x)*	42,630	2,266,211
Boston Omaha Corp., Class A*	18,129	535,893
Cardlytics, Inc.*	44,719	4,905,674
comScore, Inc.*	112,678	412,402
Daily Journal Corp.*	1,656	524,041
Emerald Holding, Inc.*	41,121	226,988
Entercom Communications Corp., Class A*	169,230	888,458
Entravision Communications Corp., Class A	69,435	280,517
EW Scripps Co. (The), Class A	78,926	1,520,904
Fluent, Inc.(x)*	71,278	292,240
Gannett Co., Inc.*	196,803	1,058,800
Gray Television, Inc.	133,617	2,458,553
Hemisphere Media Group, Inc.*	29,423	342,778
iHeartMedia, Inc., Class A*	89,255	1,619,978
Loral Space & Communications, Inc.	20,043	755,020
Meredith Corp.*	62,238	1,853,448
MSG Networks, Inc., Class A*	44,256	665,610
National CineMedia, Inc.	94,748	437,736
Saga Communications, Inc., Class A*	5,924	129,439
Scholastic Corp.	42,062	1,266,487
Sinclair Broadcast Group, Inc., Class A	66,967	1,959,454
TechTarget, Inc.*	36,177	2,512,493
TEGNA, Inc.	327,370	6,164,377
Tribune Publishing Co.*	23,987	431,526
WideOpenWest, Inc.*	69,833	949,030

		34,458,057

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	63,850	898,370
Gogo, Inc.(x)*	84,908	820,211
Shenandoah Telecommunications Co.	74,158	3,619,652
Spok Holdings, Inc.	29,994	314,637

		5,652,870

Total Communication Services		101,839,128

Consumer Discretionary (13.1%)
Auto Components (1.2%)
Adient plc*	141,089	6,236,134
American Axle & Manufacturing Holdings, Inc.*	161,813	1,563,114
Cooper Tire & Rubber Co.	75,262	4,213,167
Cooper-Standard Holdings, Inc.*	25,762	935,676
Dana, Inc.	214,365	5,215,500
Dorman Products, Inc.*	39,576	4,062,081
Fox Factory Holding Corp.*	62,007	7,878,609
Gentherm, Inc.*	50,403	3,735,366
Goodyear Tire & Rubber Co. (The)*	346,528	6,088,497
LCI Industries	36,254	4,795,679
Modine Manufacturing Co.*	76,806	1,134,425
Motorcar Parts of America, Inc.*	28,900	650,250
Patrick Industries, Inc.	32,519	2,764,115
Standard Motor Products, Inc.	32,909	1,368,356
Stoneridge, Inc.*	37,451	1,191,316
Tenneco, Inc., Class A*	78,529	841,831
Visteon Corp.*	41,226	5,027,511
XPEL, Inc.(m)*	26,340	1,367,836

		59,069,463

Automobiles (0.1%)
Winnebago Industries, Inc.	45,881	3,519,531
Workhorse Group, Inc.(x)*	146,193	2,013,078

		5,532,609

Distributors (0.1%)
Core-Mark Holding Co., Inc.	67,074	2,595,093
Funko, Inc., Class A(x)*	34,763	684,136
Greenlane Holdings, Inc., Class A(x)*	8,281	43,931
Weyco Group, Inc.	10,215	220,950

		3,544,110

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	77,542	3,066,011
American Public Education, Inc.*	22,199	790,950
Aspen Group, Inc.*	35,558	213,348
Carriage Services, Inc.	25,350	892,066
Houghton Mifflin Harcourt Co.(x)*	133,447	1,016,866
Laureate Education, Inc., Class A*	162,434	2,207,478
OneSpaWorld Holdings Ltd.(x)*	69,531	740,505
Perdoceo Education Corp.*	106,531	1,274,111
Regis Corp.*	36,230	455,049
Strategic Education, Inc.	37,019	3,402,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Stride, Inc.*	62,252	$1,874,408
Universal Technical Institute, Inc.*	56,114	327,706
Vivint Smart Home, Inc.*	115,724	1,657,168
WW International, Inc.*	72,624	2,271,679

		20,189,761

Hotels, Restaurants & Leisure (3.6%)
Accel Entertainment, Inc.*	77,653	848,747
Bally’s Corp.*	27,578	1,792,018
Biglari Holdings, Inc., Class A*	112	75,658
Biglari Holdings, Inc., Class B*	1,603	212,814
BJ’s Restaurants, Inc.*	33,352	1,937,084
Bloomin’ Brands, Inc.*	129,999	3,516,473
Bluegreen Vacations Corp.(x)	10,411	112,231
Bluegreen Vacations Holding Corp.*	19,704	365,312
Boyd Gaming Corp.*	121,608	7,170,008
Brinker International, Inc.*	67,512	4,797,403
Caesars Entertainment, Inc.*	270,246	23,633,013
Carrols Restaurant Group, Inc.*	53,681	321,281
Century Casinos, Inc.*	42,325	434,678
Cheesecake Factory, Inc. (The)*	65,232	3,816,724
Churchill Downs, Inc.	57,001	12,963,167
Chuy’s Holdings, Inc.*	29,826	1,321,888
Cracker Barrel Old Country Store, Inc.	35,323	6,106,640
Dave & Buster’s Entertainment, Inc.*	66,558	3,188,128
Del Taco Restaurants, Inc.	49,690	476,030
Denny’s Corp.*	95,583	1,731,008
Dine Brands Global, Inc.*	23,952	2,156,399
El Pollo Loco Holdings, Inc.*	28,634	461,580
Everi Holdings, Inc.*	126,362	1,782,968
Fiesta Restaurant Group, Inc.*	27,700	348,743
GAN Ltd.(x)*	49,238	896,132
Golden Entertainment, Inc.*	20,121	508,256
Hilton Grand Vacations, Inc.*	131,101	4,914,976
International Game Technologyplc(x)*	151,526	2,431,992
Jack in the Box, Inc.	34,964	3,838,348
Kura Sushi USA, Inc., Class A(x)*	5,614	177,627
Lindblad Expeditions Holdings, Inc.*	41,743	788,943
Marriott Vacations Worldwide Corp.*	60,512	10,539,980
Monarch Casino & Resort, Inc.*	19,921	1,207,611
Nathan’s Famous, Inc.	4,778	301,444
NEOGAMES SA*	8,587	307,157
Noodles & Co.*	49,161	508,816
Papa John’s International, Inc.	48,603	4,308,170
Penn National Gaming, Inc.*	233,921	24,524,278
PlayAGS, Inc.*	26,944	217,708
RCI Hospitality Holdings, Inc.	12,876	818,785
Red Robin Gourmet Burgers, Inc.*	21,777	868,685
Red Rock Resorts, Inc., Class A*	99,465	3,241,564
Ruth’s Hospitality Group, Inc.*	50,002	1,241,550
Scientific Games Corp., Class A*	87,917	3,386,563
SeaWorld Entertainment, Inc.*	78,210	3,884,691
Shake Shack, Inc., Class A*	52,561	5,927,304
Target Hospitality Corp.(x)*	54,694	137,282
Texas Roadhouse, Inc.*	98,046	9,406,533
Wingstop, Inc.	44,143	5,613,665

		169,568,055

Household Durables (2.0%)
Beazer Homes USA, Inc.*	43,882	918,011
Casper Sleep, Inc.*	42,611	308,504
Cavco Industries, Inc.*	13,881	3,131,692
Century Communities, Inc.*	44,979	2,713,133
Ethan Allen Interiors, Inc.	36,213	999,841
GoPro, Inc., Class A*	175,888	2,047,336
Green Brick Partners, Inc.*	47,200	1,070,496
Hamilton Beach Brands Holding Co., Class A	11,274	204,398
Helen of Troy Ltd.*	36,495	7,688,037
Hooker Furniture Corp.	17,941	654,129
Installed Building Products, Inc.	34,909	3,870,710
iRobot Corp.(x)*	41,181	5,031,495
KB Home	132,745	6,176,625
La-Z-Boy, Inc.	68,572	2,912,938
Legacy Housing Corp.*	15,319	271,606
LGI Homes, Inc.*	33,045	4,933,949
Lifetime Brands, Inc.	20,238	297,296
Lovesac Co. (The)*	15,953	902,940
M.D.C. Holdings, Inc.	83,498	4,959,781
M/I Homes, Inc.*	39,337	2,323,637
Meritage Homes Corp.*	54,380	4,998,610
Purple Innovation, Inc.*	49,932	1,580,348
Skyline Champion Corp.*	80,389	3,638,406
Sonos, Inc.*	180,652	6,769,030
Taylor Morrison Home Corp., Class A*	186,594	5,748,961
TopBuild Corp.*	49,619	10,391,707
Tri Pointe Homes, Inc.*	192,210	3,913,396
Tupperware Brands Corp.*	74,220	1,960,150
Turtle Beach Corp.*	20,447	545,321
Universal Electronics, Inc.*	19,211	1,056,029
VOXX International Corp.*	31,865	607,347

		92,625,859

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A(x)*	39,299	1,085,045
CarParts.com, Inc.*	54,480	777,975
Duluth Holdings, Inc., Class B(x)*	17,338	293,706
Groupon, Inc.*	35,796	1,809,309
Lands’ End, Inc.*	12,171	301,963
Liquidity Services, Inc.*	40,581	753,995
Magnite, Inc.*	164,792	6,856,995
Overstock.com, Inc.(x)*	65,651	4,350,035
PetMed Express, Inc.(x)	30,947	1,088,561
Quotient Technology, Inc.*	133,760	2,185,638
RealReal, Inc. (The)*	97,829	2,213,870
Shutterstock, Inc.	31,999	2,849,191
Stamps.com, Inc.*	25,376	5,062,766
Stitch Fix, Inc., Class A*	87,887	4,353,922
Waitr Holdings, Inc.(x)*	139,166	407,756

		34,390,727

Leisure Products (0.6%)
Acushnet Holdings Corp.	51,365	2,122,916
American Outdoor Brands, Inc.*	21,309	536,987
Callaway Golf Co.	137,853	3,687,568
Clarus Corp.	33,745	575,352
Escalade, Inc.	17,176	359,150
Johnson Outdoors, Inc., Class A	8,034	1,146,854
Malibu Boats, Inc., Class A*	31,946	2,545,457
Marine Products Corp.	12,209	198,640
MasterCraft Boat Holdings, Inc.*	28,516	758,240
Nautilus, Inc.(x)*	47,462	742,306
Smith & Wesson Brands, Inc.	85,246	1,487,543
Sturm Ruger & Co., Inc.	25,951	1,714,583
Vista Outdoor, Inc.*	85,189	2,732,011
YETI Holdings, Inc.*	119,264	8,612,053

		27,219,660

Multiline Retail (0.3%)
Big Lots, Inc.	57,144	3,902,935
Dillard’s, Inc., Class A(x)	11,510	1,111,521
Franchise Group, Inc.	31,768	1,147,142
Macy’s, Inc.*	480,605	7,780,995

		13,942,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (3.2%)
Aaron’s Co., Inc. (The)	51,883	$1,332,355
Abercrombie & Fitch Co., Class A*	91,331	3,133,567
Academy Sports & Outdoors, Inc.*	48,322	1,304,211
American Eagle Outfitters, Inc.	225,257	6,586,515
America’s Car-Mart, Inc.*	9,144	1,393,271
Asbury Automotive Group, Inc.*	28,513	5,602,805
At Home Group, Inc.*	83,486	2,396,048
Bed Bath & Beyond, Inc.*	181,777	5,298,800
Boot Barn Holdings, Inc.*	43,937	2,737,714
Buckle, Inc. (The)	44,600	1,751,888
Caleres, Inc.	47,678	1,039,380
Camping World Holdings, Inc., Class A	50,490	1,836,826
Cato Corp. (The), Class A*	33,273	399,276
Chico’s FAS, Inc.*	191,608	634,222
Children’s Place, Inc. (The)*	21,763	1,516,881
Citi Trends, Inc.*	14,613	1,224,277
Conn’s, Inc.*	27,220	529,429
Container Store Group, Inc. (The)*	48,820	812,365
Designer Brands, Inc., Class A*	94,880	1,650,912
Envela Corp.(x)*	11,888	59,678
Express, Inc.*	107,647	432,741
GameStop Corp., Class A(x)*	85,759	16,278,773
Genesco, Inc.*	18,942	899,745
Group 1 Automotive, Inc.	26,581	4,194,216
GrowGeneration Corp.(x)*	59,492	2,956,158
Guess?, Inc.	61,175	1,437,613
Haverty Furniture Cos., Inc.	24,955	928,076
Hibbett Sports, Inc.*	23,826	1,641,373
Lithia Motors, Inc., Class A	38,943	15,191,275
Lumber Liquidators Holdings, Inc.*	44,265	1,111,937
MarineMax, Inc.*	32,722	1,615,158
Michaels Cos., Inc. (The)*	114,654	2,515,509
Monro, Inc.	48,220	3,172,876
Murphy USA, Inc.	38,105	5,508,459
National Vision Holdings, Inc.*	119,901	5,255,261
ODP Corp. (The)*	80,919	3,502,984
OneWater Marine, Inc., Class A*	13,507	539,740
Rent-A-Center, Inc.	74,395	4,289,616
RH*	23,602	14,080,953
Sally Beauty Holdings, Inc.*	173,003	3,482,550
Shoe Carnival, Inc.	14,796	915,576
Signet Jewelers Ltd.*	79,217	4,593,002
Sleep Number Corp.*	40,406	5,797,857
Sonic Automotive, Inc., Class A	35,939	1,781,496
Sportsman’s Warehouse Holdings, Inc.*	58,978	1,016,781
Tilly’s, Inc., Class A*	35,041	396,664
Urban Outfitters, Inc.*	102,074	3,796,132
Winmark Corp.	4,622	861,679
Zumiez, Inc.*	32,198	1,381,294

		150,815,914

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	99,487	8,003,729
Deckers Outdoor Corp.*	41,758	13,797,678
Fossil Group, Inc.*	72,847	903,303
G-III Apparel Group Ltd.*	65,147	1,963,531
Kontoor Brands, Inc.	76,683	3,721,426
Lakeland Industries, Inc.(x)*	8,862	246,895
Movado Group, Inc.	24,179	687,892
Oxford Industries, Inc.	25,235	2,206,044
Rocky Brands, Inc.	11,532	623,420
Steven Madden Ltd.	120,499	4,489,793
Superior Group of Cos., Inc.	11,659	296,372
Unifi, Inc.*	21,127	582,260
Vera Bradley, Inc.*	34,379	347,228
Wolverine World Wide, Inc.	124,220	4,760,110

		42,629,681

Total Consumer Discretionary		619,528,432

Consumer Staples (2.9%)
Beverages (0.3%)
Celsius Holdings, Inc.(x)*	53,913	2,590,520
Coca-Cola Consolidated, Inc.	7,238	2,090,189
MGP Ingredients, Inc.	19,850	1,174,127
National Beverage Corp.(x)	36,379	1,779,297
NewAge, Inc.(x)*	125,922	360,137
Primo Water Corp.	231,272	3,760,483

		11,754,753

Food & Staples Retailing (0.7%)
Andersons, Inc. (The)	48,586	1,330,285
BJ’s Wholesale Club Holdings, Inc.*	204,945	9,193,833
Chefs’ Warehouse, Inc. (The)*	46,468	1,415,415
HF Foods Group, Inc.(x)*	56,847	410,435
Ingles Markets, Inc., Class A	21,977	1,354,882
Natural Grocers by Vitamin Cottage, Inc.	15,268	267,953
Performance Food Group Co.*	196,181	11,301,987
PriceSmart, Inc.	35,001	3,386,347
Rite Aid Corp.*	84,251	1,723,776
SpartanNash Co.	54,641	1,072,603
United Natural Foods, Inc.*	81,810	2,694,821
Village Super Market, Inc., Class A	13,196	311,030
Weis Markets, Inc.	14,694	830,505

		35,293,872

Food Products (1.3%)
Alico, Inc.	8,027	239,686
B&G Foods, Inc.(x)	93,642	2,908,520
Bridgford Foods Corp.*	2,755	42,702
Calavo Growers, Inc.	25,337	1,967,165
Cal-Maine Foods, Inc.*	56,981	2,189,210
Darling Ingredients, Inc.*	241,427	17,764,199
Farmer Bros Co.*	25,345	264,602
Fresh Del Monte Produce, Inc.	48,643	1,392,649
Freshpet, Inc.*	61,095	9,702,497
Hostess Brands, Inc.*	170,168	2,440,209
J & J Snack Foods Corp.	22,974	3,607,607
John B Sanfilippo & Son, Inc.	13,591	1,228,219
Laird Superfood, Inc.(x)*	3,928	147,182
Lancaster Colony Corp.	28,049	4,918,673
Landec Corp.*	39,880	422,728
Limoneira Co.	23,357	408,747
Mission Produce, Inc.(x)*	12,479	237,226
Sanderson Farms, Inc.	29,944	4,664,676
Seneca Foods Corp., Class A*	10,011	471,418
Simply Good Foods Co. (The)*	126,661	3,853,028
Tootsie Roll Industries, Inc.(x)	25,207	835,108
Vital Farms, Inc.(x)*	36,814	804,018

		60,510,069

Household Products (0.2%)
Central Garden & Pet Co.*	13,643	791,430
Central Garden & Pet Co., Class A*	61,141	3,172,607
Oil-Dri Corp. of America	7,945	273,626
WD-40 Co.	20,439	6,258,013

		10,495,676

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	57,778	1,364,139
Edgewell Personal Care Co.	83,422	3,303,511
elf Beauty, Inc.*	71,647	1,922,289
Inter Parfums, Inc.	26,940	1,910,854
Lifevantage Corp.*	20,871	195,144
Medifast, Inc.	16,854	3,570,014
Nature’s Sunshine Products, Inc.	14,458	288,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Revlon, Inc., Class A(x)*	12,560	$154,865
USANA Health Sciences, Inc.*	17,795	1,736,792
Veru, Inc.(x)*	80,448	866,827

		15,313,017

Tobacco (0.1%)
Turning Point Brands, Inc.	18,259	952,572
Universal Corp.	37,389	2,205,577
Vector Group Ltd.	204,466	2,852,301

		6,010,450

Total Consumer Staples		139,377,837

Energy (2.3%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	199,690	1,895,058
Aspen Aerogels, Inc.*	28,896	587,745
Bristow Group, Inc.*	11,367	294,178
Cactus, Inc., Class A	73,234	2,242,425
ChampionX Corp.*	279,127	6,065,430
DMC Global, Inc.*	22,496	1,220,633
Dril-Quip, Inc.*	51,452	1,709,750
Exterran Corp.*	17,472	58,706
Frank’s International NV*	238,456	846,519
Helix Energy Solutions Group, Inc.*	219,555	1,108,753
Liberty Oilfield Services, Inc., Class A*	113,613	1,282,691
Nabors Industries Ltd.(x)*	10,816	1,010,755
National Energy Services Reunited Corp.*	31,793	393,279
Newpark Resources, Inc.*	140,729	441,889
NexTier Oilfield Solutions, Inc.*	256,807	955,322
Oceaneering International, Inc.*	139,956	1,598,298
Oil States International, Inc.*	81,404	490,866
Patterson-UTI Energy, Inc.	281,854	2,009,619
ProPetro Holding Corp.*	117,070	1,247,966
RPC, Inc.*	88,495	477,873
Select Energy Services, Inc., Class A*	85,921	427,887
Solaris Oilfield Infrastructure, Inc., Class A	45,998	564,395
Tidewater, Inc.*	62,767	786,470
Transocean Ltd.(x)*	894,603	3,175,841
US Silica Holdings, Inc.*	110,925	1,363,268

		32,255,616

Oil, Gas & Consumable Fuels (1.6%)
Adams Resources & Energy, Inc.(x)	3,697	103,553
Antero Resources Corp.*	357,907	3,650,651
Arch Resources, Inc.*	21,347	888,035
Ardmore Shipping Corp.*	51,618	234,346
Berry Corp.	104,207	574,181
Bonanza Creek Energy, Inc.*	31,744	1,134,213
Brigham Minerals, Inc., Class A	65,261	955,421
Clean Energy Fuels Corp.*	189,061	2,597,698
CNX Resources Corp.*	325,317	4,782,160
Comstock Resources, Inc.*	20,826	115,376
CONSOL Energy, Inc.*	50,965	495,380
Contango Oil & Gas Co.(x)*	172,983	674,634
CVR Energy, Inc.	45,557	873,783
Delek US Holdings, Inc.	96,148	2,094,103
DHT Holdings, Inc.	159,378	945,112
Diamond S Shipping, Inc., Class S*	42,107	422,333
Dorian LPG Ltd.*	59,933	786,920
Earthstone Energy, Inc., Class A*	32,766	234,277
Energy Fuels, Inc.(x)*	198,735	1,128,815
Evolution Petroleum Corp.	44,044	148,869
Falcon Minerals Corp.	58,088	260,815
Frontline Ltd.(x)	167,773	1,199,577
Golar LNG Ltd.*	157,476	1,610,979
Goodrich Petroleum Corp.*	14,278	135,070
Green Plains, Inc.*	53,568	1,450,086
International Seaways, Inc.	29,430	570,353
Kosmos Energy Ltd.*	620,389	1,904,594
Magnolia Oil & Gas Corp., Class A*	190,774	2,190,085
Matador Resources Co.	165,173	3,873,307
NACCO Industries, Inc., Class A	6,344	158,283
NextDecade Corp.(x)*	18,187	48,559
Nordic American Tankers Ltd.(x)	226,798	737,093
Overseas Shipholding Group, Inc., Class A*	105,776	217,899
Ovintiv, Inc.	396,913	9,454,468
Par Pacific Holdings, Inc.*	58,250	822,490
PBF Energy, Inc., Class A*	148,596	2,102,633
PDC Energy, Inc.*	149,115	5,129,556
Peabody Energy Corp.*	101,197	309,663
Penn Virginia Corp.*	23,512	315,061
PrimeEnergy Resources Corp.(x)*	827	43,326
Range Resources Corp.*	315,625	3,260,406
Renewable Energy Group, Inc.*	59,764	3,946,815
REX American Resources Corp.*	8,246	694,066
Scorpio Tankers, Inc.(x)	74,083	1,367,572
SFL Corp. Ltd.	138,356	1,109,615
SM Energy Co.	166,907	2,732,268
Southwestern Energy Co.*	974,141	4,529,756
Talos Energy, Inc.*	24,097	290,128
Tellurian, Inc.(x)*	258,672	605,292
Uranium Energy Corp.(x)*	296,709	848,588
W&T Offshore, Inc.(x)*	120,419	432,304
Whiting Petroleum Corp.*	2,068	73,311
World Fuel Services Corp.	91,955	3,236,816

		78,500,694

Total Energy		110,756,310

Financials (14.3%)
Banks (7.8%)
1st Constitution Bancorp	13,919	245,114
1st Source Corp.	25,013	1,190,119
ACNB Corp.	15,611	457,402
Allegiance Bancshares, Inc.	25,245	1,023,432
Altabancorp	21,567	906,677
Amalgamated Financial Corp.	23,258	385,850
Amerant Bancorp, Inc.*	32,967	612,197
American National Bankshares, Inc.	16,390	542,017
Ameris Bancorp	101,751	5,342,945
Ames National Corp.	13,518	345,790
Arrow Financial Corp.	20,392	679,258
Atlantic Capital Bancshares, Inc.*	27,445	661,425
Atlantic Union Bankshares Corp.	114,078	4,376,032
Auburn National BanCorp, Inc.(x)	4,623	177,385
Banc of California, Inc.	65,038	1,175,887
BancFirst Corp.	26,517	1,874,487
Bancorp, Inc. (The)*	77,331	1,602,298
BancorpSouth Bank	150,272	4,880,835
Bank First Corp.(x)	9,660	724,403
Bank of Commerce Holdings	29,524	376,431
Bank of Marin Bancorp	18,597	728,259
Bank of NT Butterfield & Son Ltd. (The)	77,116	2,947,374
Bank of Princeton (The)	9,530	272,749
Bank7 Corp.	6,346	111,753
BankFinancial Corp.	23,705	244,636
BankUnited, Inc.	137,602	6,047,608
Bankwell Financial Group, Inc.	11,506	310,087
Banner Corp.	51,014	2,720,577
Bar Harbor Bankshares	23,884	702,667
BayCom Corp.*	17,436	314,197
BCB Bancorp, Inc.	22,118	305,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	69,668	$1,554,990
Boston Private Financial Holdings, Inc.	126,976	1,691,320
Brookline Bancorp, Inc.	120,177	1,802,655
Bryn Mawr Bank Corp.	30,320	1,379,863
Business First Bancshares, Inc.	27,721	663,364
Byline Bancorp, Inc.	35,008	740,419
C&F Financial Corp.	5,705	252,674
Cadence Bancorp	189,762	3,933,766
California Bancorp, Inc.*	14,170	252,368
Cambridge Bancorp	8,457	713,094
Camden National Corp.	22,715	1,087,140
Capital Bancorp, Inc.*	12,993	250,635
Capital City Bank Group, Inc.	20,635	536,923
Capstar Financial Holdings, Inc.	24,584	424,074
Carter Bankshares, Inc.*	34,878	486,897
Cathay General Bancorp	109,344	4,459,048
CB Financial Services, Inc.	9,114	201,693
CBTX, Inc.	25,770	791,654
Central Pacific Financial Corp.	32,457	865,953
Central Valley Community Bancorp	16,268	299,494
Century Bancorp, Inc., Class A	4,300	401,233
Chemung Financial Corp.	6,053	253,136
ChoiceOne Financial Services, Inc.	13,451	323,497
CIT Group, Inc.	148,104	7,628,837
Citizens & Northern Corp.	25,404	604,107
Citizens Holding Co.(x)	8,486	168,871
City Holding Co.	24,247	1,982,920
Civista Bancshares, Inc.	24,060	551,936
CNB Financial Corp.	23,945	589,286
Coastal Financial Corp.*	13,987	366,739
Codorus Valley Bancorp, Inc.	16,157	297,450
Colony Bankcorp, Inc.	12,514	195,218
Columbia Banking System, Inc.	111,332	4,797,296
Community Bank System, Inc.	79,082	6,067,171
Community Bankers Trust Corp.	35,983	317,370
Community Financial Corp. (The)	8,222	281,604
Community Trust Bancorp, Inc.	23,885	1,051,657
ConnectOne Bancorp, Inc.	52,941	1,342,054
County Bancorp, Inc.(x)	9,194	220,380
CrossFirst Bankshares, Inc.*	63,361	873,748
Customers Bancorp, Inc.*	41,477	1,319,798
CVB Financial Corp.	198,285	4,380,116
Dime Community Bancshares, Inc.	49,593	1,494,733
Eagle Bancorp Montana, Inc.	11,594	281,966
Eagle Bancorp, Inc.	46,390	2,468,412
Eastern Bankshares, Inc.	254,430	4,907,955
Enterprise Bancorp, Inc.	15,843	515,214
Enterprise Financial Services Corp.	34,917	1,726,296
Equity Bancshares, Inc., Class A*	24,462	670,259
Esquire Financial Holdings, Inc.*	10,664	243,246
Evans Bancorp, Inc.	7,328	248,346
Farmers & Merchants Bancorp, Inc.	15,570	391,430
Farmers National Banc Corp.	39,932	666,864
FB Financial Corp.	45,412	2,019,018
Fidelity D&D Bancorp, Inc.(x)	7,879	484,559
Financial Institutions, Inc.	24,377	738,379
First Bancorp (Nasdaq Stock Exchange)	45,147	1,963,895
First Bancorp (Quotrix Stock Exchange)	331,266	3,730,055
First Bancorp, Inc. (The)	15,567	454,401
First Bancshares, Inc. (The)	28,471	1,042,323
First Bank	28,101	341,989
First Busey Corp.	77,546	1,989,055
First Business Financial Services, Inc.	14,135	349,559
First Capital, Inc.(x)	6,894	335,807
First Choice Bancorp	15,949	387,720
First Commonwealth Financial Corp.	132,401	1,902,602
First Community Bankshares, Inc.	26,666	799,713
First Community Corp.	13,435	268,028
First Financial Bancorp	147,811	3,547,464
First Financial Bankshares, Inc.	194,263	9,077,910
First Financial Corp.	17,970	808,830
First Foundation, Inc.	56,371	1,322,464
First Guaranty Bancshares, Inc.	8,803	157,662
First Internet Bancorp	16,543	582,810
First Interstate BancSystem, Inc., Class A	59,586	2,743,339
First Merchants Corp.	83,048	3,861,732
First Mid Bancshares, Inc.	22,449	986,185
First Midwest Bancorp, Inc.	165,236	3,620,321
First Northwest Bancorp	15,710	261,100
First of Long Island Corp. (The)	30,252	642,855
First Savings Financial Group, Inc.(x)	3,564	239,287
First United Corp.	13,351	235,245
First Western Financial, Inc.*	10,919	273,084
Flushing Financial Corp.	47,109	1,000,124
FNCB Bancorp, Inc.	28,521	215,048
Franklin Financial Services Corp.	7,183	223,966
Fulton Financial Corp.	242,101	4,122,980
FVCBankcorp, Inc.*	20,409	353,484
German American Bancorp, Inc.	37,900	1,751,738
Glacier Bancorp, Inc.	143,788	8,207,419
Great Southern Bancorp, Inc.	13,202	748,157
Great Western Bancorp, Inc.	87,072	2,637,411
Guaranty Bancshares, Inc.	12,818	471,062
Hancock Whitney Corp.	128,239	5,387,320
Hanmi Financial Corp.	46,513	917,702
HarborOne Bancorp, Inc.	79,769	1,074,488
Hawthorn Bancshares, Inc.	9,958	212,006
HBT Financial, Inc.	15,059	257,810
Heartland Financial USA, Inc.	48,087	2,416,853
Heritage Commerce Corp.	89,488	1,093,543
Heritage Financial Corp.	48,530	1,370,487
Hilltop Holdings, Inc.	101,040	3,448,495
Home BancShares, Inc.	228,946	6,192,989
HomeTrust Bancshares, Inc.	26,280	639,918
Hope Bancorp, Inc.	163,181	2,457,506
Horizon Bancorp, Inc.	65,804	1,222,638
Howard Bancorp, Inc.*	21,474	353,033
Independent Bank Corp./MA	50,471	4,249,153
Independent Bank Corp./MI	32,503	768,371
Independent Bank Group, Inc.	56,941	4,113,418
International Bancshares Corp.	78,240	3,631,901
Investar Holding Corp.	15,206	312,483
Investors Bancorp, Inc.	355,735	5,225,747
Lakeland Bancorp, Inc.	70,228	1,224,074
Lakeland Financial Corp.	35,202	2,435,626
Landmark Bancorp, Inc.(x)	7,555	199,603
LCNB Corp.	21,076	368,830
Level One Bancorp, Inc.	8,758	225,781
Limestone Bancorp, Inc.(x)*	9,649	152,937
Live Oak Bancshares, Inc.	43,604	2,986,438
Macatawa Bank Corp.	40,354	401,522
Mackinac Financial Corp.	14,669	205,659
MainStreet Bancshares, Inc.*	12,024	249,618
Mercantile Bank Corp.	24,321	789,703
Meridian Corp.	4,033	104,858
Metrocity Bankshares, Inc.	26,641	409,739
Metropolitan Bank Holding Corp.*	11,331	570,629
Mid Penn Bancorp, Inc.	11,504	308,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Middlefield Banc Corp.	11,390	$238,734
Midland States Bancorp, Inc.	32,493	901,356
MidWestOne Financial Group, Inc.	21,220	657,183
MVB Financial Corp.	11,306	382,143
National Bank Holdings Corp., Class A	43,500	1,726,080
National Bankshares, Inc.	10,693	379,708
NBT Bancorp, Inc.	62,428	2,490,877
Nicolet Bankshares, Inc.*	13,686	1,142,234
Northeast Bank	12,589	332,224
Northrim BanCorp, Inc.	9,817	417,321
Norwood Financial Corp.	9,920	263,971
Oak Valley Bancorp(x)	11,649	199,780
OceanFirst Financial Corp.	92,523	2,215,001
OFG Bancorp	69,477	1,571,570
Ohio Valley Banc Corp.	6,898	167,483
Old National Bancorp	246,495	4,767,213
Old Second Bancorp, Inc.	48,583	641,781
Origin Bancorp, Inc.	30,274	1,283,920
Orrstown Financial Services, Inc.	16,738	373,257
Pacific Premier Bancorp, Inc.	123,056	5,345,553
Park National Corp.	22,063	2,852,746
Parke Bancorp, Inc.	16,259	325,017
Partners Bancorp(x)	16,523	120,783
PCB Bancorp	20,815	312,225
Peapack-Gladstone Financial Corp.	24,548	758,042
Penns Woods Bancorp, Inc.	10,529	253,644
Peoples Bancorp of North Carolina, Inc.	7,844	185,432
Peoples Bancorp, Inc.	27,968	927,699
Peoples Financial Services Corp.	10,574	446,646
Plumas Bancorp(x)	9,160	267,930
Preferred Bank	18,951	1,206,800
Premier Financial Bancorp, Inc.	20,083	373,343
Primis Financial Corp.	30,488	443,296
Professional Holding Corp., Class A*	17,487	321,236
QCR Holdings, Inc.	22,785	1,075,908
RBB Bancorp	25,556	518,020
Red River Bancshares, Inc.	7,597	425,508
Reliant Bancorp, Inc.	23,674	679,917
Renasant Corp.	83,808	3,467,975
Republic Bancorp, Inc., Class A	14,961	662,623
Republic First Bancorp, Inc.*	72,334	272,699
Richmond Mutual BanCorp, Inc.	21,929	297,357
S&T Bancorp, Inc.	55,496	1,859,116
Salisbury Bancorp, Inc.(x)	5,052	224,359
Sandy Spring Bancorp, Inc.	70,890	3,078,753
SB Financial Group, Inc.	13,500	246,510
Seacoast Banking Corp. of Florida*	76,600	2,775,984
Select Bancorp, Inc.*	27,656	306,152
ServisFirst Bancshares, Inc.	74,158	4,548,110
Shore Bancshares, Inc.	21,603	367,683
Sierra Bancorp	22,483	602,544
Silvergate Capital Corp., Class A*	28,819	4,097,197
Simmons First National Corp., Class A	167,606	4,972,870
SmartFinancial, Inc.	21,558	466,731
South Plains Financial, Inc.	16,941	384,900
South State Corp.	105,121	8,253,050
Southern First Bancshares, Inc.*	8,047	377,243
Southside Bancshares, Inc.	48,793	1,879,018
Spirit of Texas Bancshares, Inc.	19,848	442,809
Stock Yards Bancorp, Inc.	30,349	1,549,620
Summit Financial Group, Inc.	17,374	461,280
Texas Capital Bancshares, Inc.*	75,740	5,371,481
Tompkins Financial Corp.	22,049	1,823,452
Towne Bank	93,988	2,857,235
TriCo Bancshares	40,684	1,927,201
TriState Capital Holdings, Inc.*	39,393	908,403
Triumph Bancorp, Inc.*	36,192	2,800,899
Trustmark Corp.	95,303	3,207,899
UMB Financial Corp.	64,939	5,995,818
United Bankshares, Inc.	186,263	7,186,027
United Community Banks, Inc.	119,038	4,061,577
United Security Bancshares	22,882	187,404
Unity Bancorp, Inc.	13,271	291,962
Univest Financial Corp.	40,475	1,157,180
Valley National Bancorp	596,210	8,191,925
Veritex Holdings, Inc.	68,311	2,235,136
Washington Trust Bancorp, Inc.	26,254	1,355,494
WesBanco, Inc.	94,590	3,410,915
West BanCorp, Inc.	24,654	593,915
Westamerica Bancorp	38,022	2,387,021

		367,717,476

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	85,797	4,476,030
AssetMark Financial Holdings, Inc.*	27,186	634,521
Associated Capital Group, Inc., Class A	3,173	113,784
B Riley Financial, Inc.	30,847	1,739,154
BGC Partners, Inc., Class A	442,767	2,138,565
Blucora, Inc.*	65,196	1,084,861
Brightsphere Investment Group, Inc.	94,421	1,924,300
Cohen & Steers, Inc.	37,617	2,457,519
Cowen, Inc., Class A	37,742	1,326,631
Diamond Hill Investment Group, Inc.	4,648	725,134
Donnelley Financial Solutions, Inc.*	45,725	1,272,527
Federated Hermes, Inc., Class B	139,990	4,381,687
Focus Financial Partners, Inc., Class A*	56,918	2,368,927
GAMCO Investors, Inc., Class A	8,906	165,206
Greenhill & Co., Inc.	13,802	227,457
Hamilton Lane, Inc., Class A	47,599	4,215,367
Houlihan Lokey, Inc.	77,493	5,154,059
Moelis & Co., Class A	78,692	4,318,617
Oppenheimer Holdings, Inc., Class A	15,708	629,105
Piper Sandler Cos.	26,746	2,932,699
PJT Partners, Inc., Class A	35,812	2,422,682
Pzena Investment Management, Inc., Class A	26,052	274,328
Safeguard Scientifics, Inc.*	18,046	123,074
Sculptor Capital Management, Inc.	25,734	563,060
Siebert Financial Corp.(x)*	12,071	48,888
Silvercrest Asset Management Group, Inc., Class A	14,360	206,497
StepStone Group, Inc., Class A	29,769	1,049,953
Stifel Financial Corp.	149,669	9,587,796
StoneX Group, Inc.*	26,060	1,703,803
Value Line, Inc.	1,697	47,838
Virtus Investment Partners, Inc.	11,218	2,641,839
Waddell & Reed Financial, Inc., Class A	88,801	2,224,465
Westwood Holdings Group, Inc.	13,681	197,827
WisdomTree Investments, Inc.	214,211	1,338,819

		64,717,019

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	8,291	251,466
Curo Group Holdings Corp.	28,331	413,349
Encore Capital Group, Inc.*	45,551	1,832,517
Enova International, Inc.*	54,478	1,932,880
EZCORP, Inc., Class A*	78,270	389,002
FirstCash, Inc.	61,729	4,053,743
Green Dot Corp., Class A*	78,709	3,604,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LendingClub Corp.*	100,806	$1,665,315
Navient Corp.	278,325	3,982,831
Nelnet, Inc., Class A	26,506	1,928,046
Oportun Financial Corp.*	30,428	630,164
PRA Group, Inc.*	69,444	2,574,289
PROG Holdings, Inc.	99,775	4,319,260
Regional Management Corp.	13,585	470,856
World Acceptance Corp.*	6,719	871,857

		28,919,660

Diversified Financial Services (0.1%)
Alerus Financial Corp.	21,004	625,499
A-Mark Precious Metals, Inc.	8,829	317,844
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	574,410
Cannae Holdings, Inc.*	126,829	5,024,965
GWG Holdings, Inc.*	2,894	20,229
Marlin Business Services Corp.	14,851	202,568
SWK Holdings Corp.*	7,874	114,488

		6,880,003

Insurance (1.8%)
Ambac Financial Group, Inc.*	69,775	1,168,034
American Equity Investment Life Holding Co.	139,565	4,400,485
AMERISAFE, Inc.	28,451	1,820,864
Argo Group International Holdings Ltd.	47,073	2,368,713
BRP Group, Inc., Class A*	61,565	1,677,646
Citizens, Inc.(x)*	76,281	441,667
CNO Financial Group, Inc.	201,271	4,888,873
Crawford & Co., Class A	28,875	307,519
Donegal Group, Inc., Class A	10,881	161,692
eHealth, Inc.*	38,772	2,819,888
Employers Holdings, Inc.	38,740	1,668,144
Enstar Group Ltd.*	18,455	4,553,402
FBL Financial Group, Inc., Class A	14,784	826,721
FedNat Holding Co.	20,719	95,929
Genworth Financial, Inc., Class A*	776,360	2,577,515
Goosehead Insurance, Inc., Class A	20,260	2,171,467
Greenlight Capital Re Ltd., Class A(x)*	42,447	369,289
HCI Group, Inc.	10,406	799,389
Heritage Insurance Holdings, Inc.	41,853	463,731
Horace Mann Educators Corp.	63,790	2,756,366
Independence Holding Co.	7,624	303,816
Investors Title Co.	1,998	331,668
James River Group Holdings Ltd.	45,972	2,097,243
Kinsale Capital Group, Inc.	31,643	5,214,766
MBIA, Inc.*	76,396	734,930
Midwest Holding, Inc.(x)*	1,474	73,685
National Western Life Group, Inc., Class A	3,346	833,154
NI Holdings, Inc.*	13,917	257,186
Palomar Holdings, Inc.*	31,188	2,090,844
ProAssurance Corp.	84,973	2,273,878
ProSight Global, Inc.*	15,210	191,646
Protective Insurance Corp., Class B	16,775	383,644
RLI Corp.	59,287	6,614,651
Safety Insurance Group, Inc.	21,989	1,852,573
Selective Insurance Group, Inc.	88,045	6,386,784
Selectquote, Inc.*	195,710	5,775,402
SiriusPoint Ltd.*	133,288	1,355,539
State Auto Financial Corp.	27,017	532,505
Stewart Information Services Corp.	40,538	2,109,192
Tiptree, Inc.	41,831	374,388
Trean Insurance Group, Inc.*	13,038	210,564
Trupanion, Inc.*	44,987	3,428,459
United Fire Group, Inc.	32,258	1,122,578
United Insurance Holdings Corp.	35,729	257,606
Universal Insurance Holdings, Inc.	41,866	600,358
Vericity, Inc.(x)*	2,860	28,285
Watford Holdings Ltd.*	26,358	912,250

		82,684,928

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	211,852	2,959,572
Arbor Realty Trust, Inc. (REIT)	173,493	2,758,539
Ares Commercial Real Estate Corp. (REIT)	44,053	604,407
Arlington Asset Investment Corp. (REIT), Class A*	52,586	212,447
ARMOUR Residential REIT, Inc. (REIT)	93,755	1,143,811
Blackstone Mortgage Trust, Inc. (REIT), Class A	209,097	6,482,007
Broadmark Realty Capital, Inc. (REIT)	198,001	2,071,091
Capstead Mortgage Corp. (REIT)	131,210	817,438
Cherry Hill Mortgage Investment Corp. (REIT)	26,823	250,527
Chimera Investment Corp. (REIT)	295,413	3,751,745
Colony Credit Real Estate, Inc. (REIT)	120,979	1,030,741
Dynex Capital, Inc. (REIT)	31,443	595,216
Ellington Financial, Inc. (REIT)	63,509	1,016,779
Ellington Residential Mortgage REIT (REIT)(x)	17,514	215,597
Granite Point Mortgage Trust, Inc. (REIT)	89,588	1,072,368
Great Ajax Corp. (REIT)	39,979	435,771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	110,320	6,188,952
Invesco Mortgage Capital, Inc. (REIT)(x)	320,976	1,287,114
KKR Real Estate Finance Trust, Inc. (REIT)	40,564	745,972
Ladder Capital Corp. (REIT)	165,815	1,956,617
MFA Financial, Inc. (REIT)	679,939	2,767,352
New York Mortgage Trust, Inc. (REIT)	550,479	2,460,641
Orchid Island Capital, Inc. (REIT)(x)	131,584	790,820
PennyMac Mortgage Investment Trust (REIT)‡	150,971	2,959,032
Ready Capital Corp. (REIT)	78,931	1,059,258
Redwood Trust, Inc. (REIT)	174,887	1,820,574
TPG RE Finance Trust, Inc. (REIT)	84,858	950,410
Two Harbors Investment Corp. (REIT)	421,549	3,089,954
Western Asset Mortgage Capital Corp. (REIT)(x)	65,501	208,948

		51,703,700

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	88,043	4,138,901
Bogota Financial Corp.(x)*	13,501	138,520
Bridgewater Bancshares, Inc.*	26,923	434,806
Capitol Federal Financial, Inc.	200,505	2,655,689
Columbia Financial, Inc.*	64,481	1,127,128
ESSA Bancorp, Inc.	16,295	260,720
Essent Group Ltd.	164,958	7,833,855
Federal Agricultural Mortgage Corp., Class C	14,697	1,480,282
Flagstar Bancorp, Inc.	72,100	3,251,710
FS Bancorp, Inc.	5,775	388,080
Greene County Bancorp, Inc.	5,642	141,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hingham Institution For Savings (The)	1,839	$521,835
Home Bancorp, Inc.	11,503	414,683
Home Point Capital, Inc.(x)*	11,260	104,718
HomeStreet, Inc.	29,162	1,285,169
Kearny Financial Corp.	115,649	1,397,040
Luther Burbank Corp.	28,216	333,795
Merchants Bancorp	10,849	455,007
Meridian Bancorp, Inc.	70,837	1,304,818
Meta Financial Group, Inc.	47,784	2,165,093
MMA Capital Holdings, Inc.*	8,377	191,079
Mr Cooper Group, Inc.*	110,244	3,832,081
NMI Holdings, Inc., Class A*	125,864	2,975,425
Northfield Bancorp, Inc.	73,587	1,171,505
Northwest Bancshares, Inc.	169,559	2,450,128
Oconee Federal Financial Corp.(x)	1,759	45,875
OP Bancorp	21,759	228,905
PCSB Financial Corp.	19,645	326,303
PDL Community Bancorp*	14,808	164,517
PennyMac Financial Services, Inc.‡	62,344	4,168,943
Pioneer Bancorp, Inc.*	18,430	214,710
Premier Financial Corp.	56,975	1,894,989
Provident Bancorp, Inc.	25,488	367,027
Provident Financial Holdings, Inc.	10,029	169,490
Provident Financial Services, Inc.	105,957	2,360,722
Prudential Bancorp, Inc.	14,649	216,219
Radian Group, Inc.	285,750	6,643,688
Riverview Bancorp, Inc.	36,722	254,484
Security National Financial Corp., Class A(x)*	15,969	149,310
Southern Missouri Bancorp, Inc.	13,302	524,365
Standard AVB Financial Corp.	7,544	246,312
Sterling Bancorp, Inc.*	27,924	158,050
Territorial Bancorp, Inc.	13,415	354,961
Timberland Bancorp, Inc.	12,615	350,823
TrustCo Bank Corp.	130,376	960,871
Walker & Dunlop, Inc.	42,095	4,324,840
Washington Federal, Inc.	109,993	3,387,784
Waterstone Financial, Inc.	33,466	683,376
Western New England Bancorp, Inc.	41,251	347,746
WSFS Financial Corp.	72,816	3,625,509

		72,622,992

Total Financials		675,245,778

Health Care (17.5%)
Biotechnology (8.9%)
4D Molecular Therapeutics, Inc.(x)*	11,972	519,345
89bio, Inc.*	11,852	280,655
Abeona Therapeutics, Inc.(x)*	119,723	225,079
ADMA Biologics, Inc.(x)*	105,154	185,071
Adverum Biotechnologies, Inc.*	121,536	1,198,345
Aeglea BioTherapeutics, Inc.*	67,802	536,992
Affimed NV*	155,271	1,228,194
Agenus, Inc.*	223,757	608,619
Akebia Therapeutics, Inc.*	220,383	745,996
Akero Therapeutics, Inc.(x)*	22,263	645,850
Akouos, Inc.(x)*	29,878	414,408
Albireo Pharma, Inc.*	26,064	918,756
Alector, Inc.*	67,480	1,359,047
Aligos Therapeutics, Inc.(x)*	16,271	370,003
Allakos, Inc.*	39,432	4,526,005
Allogene Therapeutics, Inc.*	82,540	2,913,662
Allovir, Inc.(x)*	45,553	1,065,940
ALX Oncology Holdings, Inc.*	26,845	1,979,550
Amicus Therapeutics, Inc.*	382,595	3,780,039
AnaptysBio, Inc.*	29,625	638,419
Anavex Life Sciences Corp.(x)*	89,859	1,343,392
Anika Therapeutics, Inc.*	17,288	705,178
Annexon, Inc.(x)*	41,038	1,142,498
Apellis Pharmaceuticals, Inc.*	88,598	3,801,740
Applied Genetic Technologies Corp.(x)*	46,582	236,171
Applied Molecular Transport, Inc.(x)*	34,161	1,503,426
Applied Therapeutics, Inc.*	18,380	344,717
Aprea Therapeutics, Inc.*	14,242	72,634
Aptinyx, Inc.(x)*	47,418	142,254
Aravive, Inc.(x)*	23,970	157,962
Arcturus Therapeutics Holdings, Inc.(x)*	30,988	1,279,804
Arcus Biosciences, Inc.*	64,862	1,821,325
Arcutis Biotherapeutics, Inc.*	32,658	944,796
Ardelyx, Inc.*	123,172	815,399
Arena Pharmaceuticals, Inc.*	87,440	6,067,462
Arrowhead Pharmaceuticals, Inc.*	154,324	10,233,224
Assembly Biosciences, Inc.*	53,301	245,185
Atara Biotherapeutics, Inc.*	113,306	1,627,074
Athenex, Inc.(x)*	113,172	486,640
Athersys, Inc.(x)*	280,495	504,891
Atreca, Inc., Class A*	47,181	723,285
AVEO Pharmaceuticals, Inc.(x)*	27,073	198,174
Avid Bioservices, Inc.*	92,994	1,695,281
Avidity Biosciences, Inc.(x)*	46,915	1,023,216
Avrobio, Inc.*	52,923	671,593
Axcella Health, Inc.*	19,645	93,510
Aziyo Biologics, Inc., Class A(x)*	3,822	52,820
Beam Therapeutics, Inc.(x)*	59,631	4,772,865
Beyondspring, Inc.(x)*	27,918	309,052
BioAtla, Inc.(x)*	17,819	905,918
BioCryst Pharmaceuticals, Inc.(x)*	258,247	2,626,372
Biohaven Pharmaceutical Holding Co. Ltd.*	71,866	4,912,041
Bioxcel Therapeutics, Inc.(x)*	20,965	904,849
Black Diamond Therapeutics, Inc.*	26,639	646,262
Blueprint Medicines Corp.*	83,458	8,114,621
Bolt Biotherapeutics, Inc.(x)*	19,515	642,239
BrainStorm Cell Therapeutics, Inc.(x)*	51,953	198,980
Bridgebio Pharma, Inc.*	141,481	8,715,230
C4 Therapeutics, Inc.(x)*	17,518	647,991
Cabaletta Bio, Inc.*	24,710	274,281
Calithera Biosciences, Inc.*	47,797	115,669
Calyxt, Inc.(x)*	14,837	89,319
CareDx, Inc.*	77,261	5,260,701
CASI Pharmaceuticals, Inc.*	125,226	300,542
Catabasis Pharmaceuticals, Inc.(x)*	35,569	102,794
Catalyst Biosciences, Inc.*	35,585	179,348
Catalyst Pharmaceuticals, Inc.*	130,638	602,241
CEL-SCI Corp.(x)*	54,267	825,401
Centogene NV*	8,305	100,740
Checkmate Pharmaceuticals, Inc.*	13,774	167,216
Checkpoint Therapeutics, Inc.(x)*	88,692	278,493
ChemoCentryx, Inc.*	74,110	3,797,396
Chimerix, Inc.*	91,570	882,735
Chinook Therapeutics, Inc.*	23,102	359,005
Cidara Therapeutics, Inc.(x)*	63,566	169,086
Clovis Oncology, Inc.(x)*	105,532	740,835
Codiak Biosciences, Inc.(x)*	10,736	161,899
Cohbar, Inc.(m)(x)*	44,397	60,380
Coherus Biosciences, Inc.*	94,053	1,374,114
Concert Pharmaceuticals, Inc.*	47,846	238,752
Constellation Pharmaceuticals, Inc.*	47,231	1,104,733
ContraFect Corp.(x)*	27,438	131,702
Corbus Pharmaceuticals Holdings, Inc.(x)*	121,241	238,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cortexyme, Inc.(x)*	24,203	$872,034
Crinetics Pharmaceuticals, Inc.*	35,544	543,112
Cue Biopharma, Inc.*	45,444	554,417
Cullinan Oncology, Inc.(x)*	20,194	841,484
Cyclerion Therapeutics, Inc.*	39,284	109,602
Cytokinetics, Inc.*	102,112	2,375,125
CytomX Therapeutics, Inc.*	94,781	732,657
Decibel Therapeutics, Inc.(x)*	10,970	124,619
Deciphera Pharmaceuticals, Inc.*	59,392	2,663,137
Denali Therapeutics, Inc.*	94,151	5,376,022
DermTech, Inc.(x)*	15,744	799,638
Dicerna Pharmaceuticals, Inc.*	99,472	2,543,499
Dyadic International, Inc.(x)*	38,046	208,873
Dynavax Technologies Corp.(x)*	154,170	1,515,491
Dyne Therapeutics, Inc.*	22,006	341,753
Eagle Pharmaceuticals, Inc.*	13,817	576,722
Editas Medicine, Inc.*	99,242	4,168,164
Eiger BioPharmaceuticals, Inc.*	48,550	429,667
Emergent BioSolutions, Inc.*	67,740	6,293,723
Enanta Pharmaceuticals, Inc.*	29,762	1,467,862
Enochian Biosciences, Inc.(x)*	33,157	117,376
Epizyme, Inc.*	142,866	1,244,363
Esperion Therapeutics, Inc.(x)*	41,108	1,153,079
Evelo Biosciences, Inc.(x)*	30,979	331,475
Exicure, Inc.*	113,630	247,713
Fate Therapeutics, Inc.*	114,800	9,465,260
Fennec Pharmaceuticals, Inc.(x)*	41,813	259,659
FibroGen, Inc.*	125,064	4,340,971
Five Prime Therapeutics, Inc.*	49,385	1,860,333
Flexion Therapeutics, Inc.(x)*	64,069	573,418
Foghorn Therapeutics, Inc.(x)*	11,552	152,255
Forma Therapeutics Holdings, Inc.*	46,508	1,303,154
Fortress Biotech, Inc.(x)*	109,682	387,177
Frequency Therapeutics, Inc.(x)*	37,976	360,772
G1 Therapeutics, Inc.*	47,471	1,142,152
Galectin Therapeutics, Inc.(x)*	57,231	124,191
Galera Therapeutics, Inc.*	16,205	142,928
Generation Bio Co.*	57,207	1,628,111
Genprex, Inc.(x)*	56,505	243,537
Geron Corp.(x)*	409,212	646,555
GlycoMimetics, Inc.*	56,410	169,794
Gossamer Bio, Inc.*	72,385	669,561
Gritstone Oncology, Inc.(x)*	35,527	335,020
Halozyme Therapeutics, Inc.*	201,187	8,387,486
Harpoon Therapeutics, Inc.*	20,644	431,872
Heron Therapeutics, Inc.*	124,985	2,026,007
Homology Medicines, Inc.*	54,739	515,094
Hookipa Pharma, Inc.*	26,012	349,861
iBio, Inc.(x)*	329,363	507,219
Ideaya Biosciences, Inc.*	24,125	566,937
IGM Biosciences, Inc.(x)*	10,211	783,082
Immunic, Inc.(x)*	7,323	116,729
ImmunityBio, Inc.(x)*	45,167	1,072,265
ImmunoGen, Inc.*	277,547	2,248,131
Immunome, Inc.(x)*	3,588	121,561
Immunovant, Inc.*	60,654	972,890
Inhibrx, Inc.*	12,760	256,093
Inovio Pharmaceuticals, Inc.(x)*	284,996	2,644,763
Inozyme Pharma, Inc.(x)*	18,509	366,478
Insmed, Inc.*	151,590	5,163,155
Intellia Therapeutics, Inc.*	82,081	6,587,411
Intercept Pharmaceuticals, Inc.*	34,313	791,944
Invitae Corp.(x)*	182,605	6,977,337
Ironwood Pharmaceuticals, Inc.*	245,552	2,745,271
iTeos Therapeutics, Inc.*	30,368	1,037,978
IVERIC bio, Inc.*	105,395	651,341
Jounce Therapeutics, Inc.*	28,417	291,843
Kadmon Holdings, Inc.*	234,933	913,889
KalVista Pharmaceuticals, Inc.*	29,319	753,205
Karuna Therapeutics, Inc.*	24,398	2,933,372
Karyopharm Therapeutics, Inc.(x)*	112,523	1,183,742
Keros Therapeutics, Inc.*	20,411	1,256,297
Kezar Life Sciences, Inc.*	45,152	269,106
Kindred Biosciences, Inc.*	61,267	304,497
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	766,203
Kinnate Biopharma, Inc.(x)*	20,793	647,910
Kodiak Sciences, Inc.*	49,166	5,574,933
Kronos Bio, Inc.(x)*	23,547	689,221
Krystal Biotech, Inc.*	21,820	1,681,013
Kura Oncology, Inc.*	96,319	2,722,938
Kymera Therapeutics, Inc.*	16,575	644,104
La Jolla Pharmaceutical Co.(x)*	34,433	145,996
Lexicon Pharmaceuticals, Inc.(x)*	65,744	385,917
Ligand Pharmaceuticals, Inc.(x)*	21,833	3,328,441
LogicBio Therapeutics, Inc.(x)*	26,249	191,093
MacroGenics, Inc.*	79,482	2,531,502
Madrigal Pharmaceuticals, Inc.*	13,956	1,632,433
Magenta Therapeutics, Inc.*	33,599	397,812
MannKind Corp.(x)*	335,684	1,315,881
Marker Therapeutics, Inc.(x)*	45,142	101,118
MediciNova, Inc.(x)*	60,855	307,318
MEI Pharma, Inc.(x)*	141,296	484,645
MeiraGTx Holdings plc*	36,710	529,725
Mersana Therapeutics, Inc.*	76,099	1,231,282
Metacrine, Inc.(x)*	17,188	106,566
Minerva Neurosciences, Inc.*	59,420	173,506
Mirati Therapeutics, Inc.*	64,540	11,055,702
Mirum Pharmaceuticals, Inc.*	8,731	173,048
Molecular Templates, Inc.*	40,745	514,202
Morphic Holding, Inc.(x)*	21,435	1,356,407
Mustang Bio, Inc.*	46,866	155,595
Myriad Genetics, Inc.*	109,548	3,335,737
Natera, Inc.*	113,860	11,561,344
Neoleukin Therapeutics, Inc.*	40,931	503,861
NeuBase Therapeutics, Inc.(x)*	34,055	251,666
NeuroBo Pharmaceuticals, Inc.(x)*	11,041	48,580
NexImmune, Inc.(x)*	9,850	187,938
NextCure, Inc.*	25,356	253,814
Nkarta, Inc.(x)*	31,330	1,030,757
Novavax, Inc.*	92,737	16,814,145
Nurix Therapeutics, Inc.(x)*	36,840	1,145,356
Nymox Pharmaceutical Corp.*	75,139	166,809
Olema Pharmaceuticals, Inc.*	18,665	619,305
Oncocyte Corp.*	109,677	569,224
Oncorus, Inc.(x)*	9,791	136,291
OPKO Health, Inc.(x)*	602,557	2,584,970
Organogenesis Holdings, Inc.*	37,654	686,056
Orgenesis, Inc.(x)*	33,266	190,614
ORIC Pharmaceuticals, Inc.*	28,946	709,177
Ovid therapeutics, Inc.(x)*	84,797	340,884
Oyster Point Pharma, Inc.(x)*	9,416	172,124
Pandion Therapeutics, Inc.(x)*	19,305	1,159,265
Passage Bio, Inc.*	41,813	730,891
PhaseBio Pharmaceuticals, Inc.(x)*	23,085	79,874
Pieris Pharmaceuticals, Inc.*	57,149	146,873
PMV Pharmaceuticals, Inc.(x)*	22,325	734,269
Poseida Therapeutics, Inc.(x)*	50,950	486,573
Praxis Precision Medicines, Inc.(x)*	18,537	607,272
Precigen, Inc.(x)*	98,003	675,241
Precision BioSciences, Inc.*	74,273	768,726
Prelude Therapeutics, Inc.(x)*	15,061	652,593
Protagonist Therapeutics, Inc.*	54,195	1,403,651
Protara Therapeutics, Inc.*	3,752	59,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Prothena Corp. plc*	47,342	$1,189,231
PTC Therapeutics, Inc.*	92,571	4,383,237
Puma Biotechnology, Inc.*	48,950	475,794
Radius Health, Inc.*	66,220	1,381,349
RAPT Therapeutics, Inc.*	17,873	396,781
REGENXBIO, Inc.*	55,383	1,889,114
Relay Therapeutics, Inc.*	66,484	2,298,352
Replimune Group, Inc.*	33,380	1,018,424
REVOLUTION Medicines, Inc.*	62,523	2,868,555
Rhythm Pharmaceuticals, Inc.*	52,082	1,107,784
Rigel Pharmaceuticals, Inc.*	237,341	811,706
Rocket Pharmaceuticals, Inc.*	54,445	2,415,725
Rubius Therapeutics, Inc.(x)*	49,453	1,310,504
Sangamo Therapeutics, Inc.*	177,189	2,220,178
Savara, Inc.(x)*	92,983	193,405
Scholar Rock Holding Corp.(x)*	39,358	1,993,876
Scopus Biopharma, Inc.(x)*	8,533	72,104
Selecta Biosciences, Inc.*	103,123	466,632
Sensei Biotherapeutics, Inc.(x)*	11,725	170,364
Seres Therapeutics, Inc.*	82,708	1,702,958
Shattuck Labs, Inc.(x)*	21,869	639,450
Sigilon Therapeutics, Inc.*	11,879	265,496
Silverback Therapeutics, Inc.(x)*	19,515	851,439
Soleno Therapeutics, Inc.(x)*	68,553	86,377
Solid Biosciences, Inc.(x)*	31,524	174,328
Sorrento Therapeutics, Inc.(x)*	371,398	3,071,461
Spectrum Pharmaceuticals, Inc.*	212,619	693,138
Spero Therapeutics, Inc.(x)*	31,462	463,121
SpringWorks Therapeutics, Inc.*	34,782	2,558,912
Spruce Biosciences, Inc.(x)*	9,956	165,270
SQZ Biotechnologies Co.(x)*	6,701	91,670
Stoke Therapeutics, Inc.(x)*	21,469	833,856
Sutro Biopharma, Inc.*	47,499	1,081,077
Syndax Pharmaceuticals, Inc.*	45,694	1,021,718
Syros Pharmaceuticals, Inc.*	69,840	522,403
Taysha Gene Therapies, Inc.(x)*	12,558	254,927
TCR2 Therapeutics, Inc.*	40,517	894,615
TG Therapeutics, Inc.*	183,310	8,835,542
Translate Bio, Inc.*	104,889	1,729,620
Travere Therapeutics, Inc.*	85,143	2,126,021
Turning Point Therapeutics, Inc.*	55,935	5,290,892
Twist Bioscience Corp.*	70,940	8,786,628
Tyme Technologies, Inc.(x)*	99,067	176,339
Ultragenyx Pharmaceutical, Inc.*	95,986	10,928,966
UNITY Biotechnology, Inc.(x)*	54,523	327,138
UroGen Pharma Ltd.(x)*	32,595	634,951
Vanda Pharmaceuticals, Inc.*	80,890	1,214,968
Vaxart, Inc.(x)*	63,864	386,377
Vaxcyte, Inc.(x)*	44,580	880,455
VBI Vaccines, Inc.(x)*	238,062	740,373
Veracyte, Inc.*	98,370	5,287,388
Verastem, Inc.*	245,632	606,711
Vericel Corp.(x)*	69,975	3,887,111
Viking Therapeutics, Inc.(x)*	76,003	480,719
Vir Biotechnology, Inc.*	79,523	4,077,144
Vor BioPharma, Inc.(x)*	17,556	756,664
Voyager Therapeutics, Inc.*	48,895	230,295
vTv Therapeutics, Inc., Class A(x)*	18,939	53,408
X4 Pharmaceuticals, Inc.*	26,272	226,202
XBiotech, Inc.(x)*	24,360	418,261
Xencor, Inc.*	85,326	3,674,138
XOMA Corp.(x)*	9,360	381,982
Y-mAbs Therapeutics, Inc.*	46,951	1,419,798
Zentalis Pharmaceuticals, Inc.*	42,200	1,831,058
ZIOPHARM Oncology, Inc.(x)*	322,792	1,162,051

		421,933,562

Health Care Equipment & Supplies (3.0%)
Accelerate Diagnostics, Inc.(x)*	42,364	352,468
Accuray, Inc.*	152,649	755,613
Acutus Medical, Inc.(x)*	17,649	235,967
Alphatec Holdings, Inc.*	84,734	1,337,950
AngioDynamics, Inc.*	56,454	1,321,024
Antares Pharma, Inc.*	237,353	975,521
Apyx Medical Corp.*	51,444	496,949
Aspira Women’s Health, Inc.(x)*	129,824	876,312
AtriCure, Inc.*	67,283	4,408,382
Atrion Corp.	2,188	1,403,186
Avanos Medical, Inc.*	70,471	3,082,402
Axogen, Inc.*	57,208	1,159,034
Axonics Modulation Technologies, Inc.*	46,152	2,764,043
Bellerophon Therapeutics, Inc.(x)*	8,005	41,546
Beyond Air, Inc.(x)*	25,266	138,963
BioLife Solutions, Inc.*	21,640	779,040
BioSig Technologies, Inc.(x)*	47,020	202,656
Bioventus, Inc., Class A(x)*	11,806	180,396
Cantel Medical Corp.*	56,749	4,530,840
Cardiovascular Systems, Inc.*	60,442	2,317,346
Cerus Corp.*	236,340	1,420,403
Chembio Diagnostics, Inc.(x)*	38,273	134,338
Co-Diagnostics, Inc.(x)*	41,265	393,668
CONMED Corp.	40,698	5,314,752
CryoLife, Inc.*	49,362	1,114,594
CryoPort, Inc.*	58,549	3,045,133
Cutera, Inc.*	28,192	847,170
CytoSorbents Corp.*	63,211	548,671
Eargo, Inc.(x)*	12,792	638,960
Electromed, Inc.*	13,418	141,426
FONAR Corp.*	11,663	210,984
GenMark Diagnostics, Inc.*	103,837	2,481,704
Glaukos Corp.*	63,964	5,368,499
Heska Corp.*	10,712	1,804,544
Inari Medical, Inc.*	25,488	2,727,216
Inogen, Inc.*	28,350	1,488,942
Integer Holdings Corp.*	50,054	4,609,973
Intersect ENT, Inc.*	46,268	966,076
IntriCon Corp.*	13,670	350,499
Invacare Corp.	54,656	438,341
iRadimed Corp.*	9,057	233,399
iRhythm Technologies, Inc.*	43,351	6,019,720
Lantheus Holdings, Inc.*	100,761	2,153,263
LeMaitre Vascular, Inc.	26,068	1,271,597
LENSAR, Inc.*	16,480	119,645
LivaNova plc*	73,214	5,398,068
Lucira Health, Inc.(x)*	16,074	194,495
Meridian Bioscience, Inc.*	61,739	1,620,649
Merit Medical Systems, Inc.*	80,795	4,838,005
Mesa Laboratories, Inc.	7,288	1,774,628
Milestone Scientific, Inc.(x)*	70,951	253,295
Misonix, Inc.*	18,492	362,258
Natus Medical, Inc.*	53,473	1,369,444
Nemaura Medical, Inc.(x)*	13,428	102,590
Neogen Corp.*	78,827	7,006,932
Nevro Corp.*	51,266	7,151,607
NuVasive, Inc.*	76,577	5,020,388
OraSure Technologies, Inc.*	109,391	1,276,593
Ortho Clinical Diagnostics Holdings plc*	135,765	2,619,586
Orthofix Medical, Inc.*	27,182	1,178,340
OrthoPediatrics Corp.*	20,705	1,009,369
Outset Medical, Inc.*	15,708	854,358
PAVmed, Inc.(x)*	96,061	426,511
Pulmonx Corp.*	15,943	729,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pulse Biosciences, Inc.(x)*	21,423	$507,297
Quotient Ltd.*	117,103	430,939
Repro-Med Systems, Inc.(x)*	47,488	167,158
Retractable Technologies, Inc.(x)*	18,567	238,029
Rockwell Medical, Inc.(x)*	114,048	132,296
SeaSpine Holdings Corp.*	40,715	708,441
Shockwave Medical, Inc.*	42,460	5,530,840
SI-BONE, Inc.*	43,859	1,395,155
Sientra, Inc.(x)*	67,049	488,787
Silk Road Medical, Inc.*	40,006	2,026,304
Soliton, Inc.(x)*	8,557	150,346
STAAR Surgical Co.*	68,805	7,252,735
Stereotaxis, Inc.*	68,021	457,101
Surgalign Holdings, Inc.*	152,762	333,021
Surmodics, Inc.*	19,179	1,075,367
Tactile Systems Technology, Inc.*	28,260	1,539,887
Talis Biomedical Corp.(x)*	20,365	261,690
Tela Bio, Inc.*	10,176	151,622
TransMedics Group, Inc.*	38,973	1,616,990
Utah Medical Products, Inc.	5,254	454,996
Vapotherm, Inc.*	30,188	725,116
Varex Imaging Corp.*	57,467	1,177,499
Venus Concept, Inc.(x)*	32,658	76,746
ViewRay, Inc.*	175,801	764,734
VolitionRX Ltd.(x)*	45,298	171,226
Zynex, Inc.(x)*	31,220	476,729

		142,700,555

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	117,298	4,584,006
Accolade, Inc.*	49,278	2,235,743
AdaptHealth Corp.*	111,285	4,090,837
Addus HomeCare Corp.*	22,632	2,367,081
AMN Healthcare Services, Inc.*	69,438	5,117,581
Apollo Medical Holdings, Inc.*	32,653	884,570
Apria, Inc.(x)*	11,650	325,384
Avalon GloboCare Corp.(x)*	34,487	36,901
Biodesix, Inc.(x)*	5,158	104,759
Brookdale Senior Living, Inc.*	287,149	1,737,251
Castle Biosciences, Inc.*	20,096	1,375,772
Community Health Systems, Inc.*	123,534	1,670,180
CorVel Corp.*	12,203	1,251,906
Covetrus, Inc.*	174,060	5,216,578
Cross Country Healthcare, Inc.*	55,088	688,049
Ensign Group, Inc. (The)	77,107	7,235,721
Enzo Biochem, Inc.*	72,870	250,673
Exagen, Inc.*	4,804	84,070
Five Star Senior Living, Inc.*	35,344	216,305
Fulgent Genetics, Inc.(x)*	20,382	1,969,309
Hanger, Inc.*	54,234	1,237,620
HealthEquity, Inc.*	120,338	8,182,984
InfuSystem Holdings, Inc.*	22,507	458,242
Joint Corp. (The)*	21,232	1,026,992
LHC Group, Inc.*	45,430	8,686,670
Magellan Health, Inc.*	35,440	3,304,426
MEDNAX, Inc.*	109,395	2,786,291
ModivCare, Inc.*	18,222	2,699,043
National HealthCare Corp.	18,476	1,439,465
National Research Corp.*	20,978	982,400
Ontrak, Inc.(x)*	13,785	448,840
Option Care Health, Inc.*	131,767	2,337,546
Owens & Minor, Inc.	107,624	4,045,586
Patterson Cos., Inc.	126,125	4,029,694
Pennant Group, Inc. (The)*	39,225	1,796,505
PetIQ, Inc.*	32,897	1,159,948
Progenity, Inc.(x)*	5,953	28,336
Progyny, Inc.*	38,849	1,729,169
R1 RCM, Inc.*	167,004	4,121,659
RadNet, Inc.*	62,521	1,359,832
Select Medical Holdings Corp.*	161,642	5,511,992
Sharps Compliance Corp.*	21,969	315,694
Surgery Partners, Inc.*	39,775	1,760,441
Tenet Healthcare Corp.*	156,396	8,132,592
Tivity Health, Inc.*	66,669	1,488,052
Triple-S Management Corp., Class B*	34,889	908,161
US Physical Therapy, Inc.	19,515	2,031,511
Viemed Healthcare, Inc.*	51,644	522,637

		113,975,004

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	241,310	3,623,270
Computer Programs and Systems, Inc.	20,626	631,156
Evolent Health, Inc., Class A*	116,178	2,346,796
Health Catalyst, Inc.(x)*	51,214	2,395,279
HealthStream, Inc.*	34,786	777,119
HMS Holdings Corp.*	130,686	4,832,115
iCAD, Inc.(x)*	25,328	537,460
Inovalon Holdings, Inc., Class A*	109,646	3,155,612
Inspire Medical Systems, Inc.*	39,355	8,146,091
NantHealth, Inc.(x)*	51,195	164,336
NextGen Healthcare, Inc.*	85,878	1,554,392
Omnicell, Inc.*	63,791	8,284,537
OptimizeRx Corp.*	24,134	1,176,533
Phreesia, Inc.*	51,773	2,697,373
Schrodinger, Inc.*	44,981	3,431,600
Simulations Plus, Inc.	22,231	1,405,888
Tabula Rasa HealthCare, Inc.(x)*	31,116	1,432,892
Vocera Communications, Inc.*	47,778	1,837,542

		48,429,991

Life Sciences Tools & Services (0.8%)
Champions Oncology, Inc.*	12,913	145,917
ChromaDex Corp.(x)*	58,224	543,812
Codexis, Inc.*	88,261	2,020,294
Fluidigm Corp.(x)*	120,621	545,207
Harvard Bioscience, Inc.*	45,464	248,233
Luminex Corp.	66,167	2,110,727
Medpace Holdings, Inc.*	41,581	6,821,363
NanoString Technologies, Inc.*	66,009	4,337,451
NeoGenomics, Inc.*	163,551	7,888,065
Pacific Biosciences of California, Inc.*	273,997	9,126,840
Personalis, Inc.*	37,859	931,710
Quanterix Corp.*	37,014	2,164,209
Seer, Inc.(x)*	22,279	1,114,396

		37,998,224

Pharmaceuticals (1.3%)
AcelRx Pharmaceuticals, Inc.(x)*	130,385	221,654
Aerie Pharmaceuticals, Inc.*	52,465	937,550
Agile Therapeutics, Inc.(x)*	61,898	128,748
Amneal Pharmaceuticals, Inc.*	152,621	1,027,139
Amphastar Pharmaceuticals, Inc.*	56,070	1,027,202
Angion Biomedica Corp.(x)*	8,932	161,401
ANI Pharmaceuticals, Inc.*	14,479	523,271
Aquestive Therapeutics, Inc.(x)*	38,622	200,834
Arvinas, Inc.*	53,352	3,526,567
Atea Pharmaceuticals, Inc.(x)*	21,373	1,319,783
Athira Pharma, Inc.(x)*	20,481	376,850
Avenue Therapeutics, Inc.(x)*	12,117	73,550
Axsome Therapeutics, Inc.*	42,367	2,398,820
Aytu BioPharma, Inc.(x)*	33,677	255,945
BioDelivery Sciences International, Inc.*	142,864	558,598
Cara Therapeutics, Inc.*	60,255	1,308,136
Cassava Sciences, Inc.(x)*	50,306	2,261,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cerecor, Inc.*	75,253	$227,264
Chiasma, Inc.*	74,847	234,271
Collegium Pharmaceutical, Inc.*	48,175	1,141,748
Corcept Therapeutics, Inc.*	145,515	3,461,802
CorMedix, Inc.(x)*	42,439	423,966
Cymabay Therapeutics, Inc.*	83,720	380,089
Durect Corp.*	325,718	644,922
Eloxx Pharmaceuticals, Inc.(x)*	37,882	125,768
Endo International plc*	335,441	2,485,618
Eton Pharmaceuticals, Inc.(x)*	27,833	203,738
Evofem Biosciences, Inc.(x)*	92,389	161,681
Evolus, Inc.(x)*	26,402	342,962
Fulcrum Therapeutics, Inc.(x)*	26,241	309,119
Graybug Vision, Inc.(x)*	9,816	54,479
Harmony Biosciences Holdings, Inc.(x)*	8,495	280,675
Harrow Health, Inc.(x)*	43,272	292,086
IMARA, Inc.(x)*	9,796	82,678
Innoviva, Inc.*	96,720	1,155,804
Intra-Cellular Therapies, Inc.*	101,663	3,449,426
Kala Pharmaceuticals, Inc.(x)*	53,965	363,724
Kaleido Biosciences, Inc.(x)*	19,009	153,973
Landos Biopharma, Inc.(x)*	9,709	93,498
Lannett Co., Inc.*	37,946	200,355
Liquidia Corp.(x)*	40,004	107,611
Lyra Therapeutics, Inc.*	9,502	110,128
Marinus Pharmaceuticals, Inc.(x)*	42,415	656,584
NGM Biopharmaceuticals, Inc.*	35,874	1,042,857
Ocular Therapeutix, Inc.*	109,674	1,799,750
Odonate Therapeutics, Inc.*	25,811	88,274
Omeros Corp.(x)*	91,884	1,635,535
Optinose, Inc.(x)*	61,502	226,942
Osmotica Pharmaceuticals plc(x)*	29,301	95,521
Pacira BioSciences, Inc.*	63,771	4,469,709
Paratek Pharmaceuticals, Inc.(x)*	67,112	473,811
Phathom Pharmaceuticals, Inc.*	18,039	677,545
Phibro Animal Health Corp., Class A	27,692	675,685
Pliant Therapeutics, Inc.(x)*	36,960	1,453,637
Prestige Consumer Healthcare, Inc.*	76,582	3,375,735
Provention Bio, Inc.*	73,306	769,346
Recro Pharma, Inc.*	31,604	88,175
Relmada Therapeutics, Inc.(x)*	19,844	698,707
Revance Therapeutics, Inc.*	96,179	2,688,203
Satsuma Pharmaceuticals, Inc.*	18,035	106,587
scPharmaceuticals, Inc.*	12,014	79,893
SIGA Technologies, Inc.*	85,148	553,462
Strongbridge Biopharma plc*	82,332	227,236
Supernus Pharmaceuticals, Inc.*	72,582	1,900,197
Tarsus Pharmaceuticals, Inc.*	9,347	301,254
Terns Pharmaceuticals, Inc.(x)*	13,398	294,756
TherapeuticsMD, Inc.(x)*	518,968	695,417
Theravance Biopharma, Inc.(x)*	67,183	1,371,205
Tricida, Inc.(x)*	25,139	132,985
Verrica Pharmaceuticals, Inc.(x)*	21,537	326,286
VYNE Therapeutics, Inc.(x)*	54,304	371,711
WaVe Life Sciences Ltd.*	39,415	221,118
Xeris Pharmaceuticals, Inc.(x)*	78,393	353,552
Zogenix, Inc.*	80,738	1,576,006

		62,222,369

Total Health Care		827,259,705

Industrials (14.4%)
Aerospace & Defense (0.8%)
AAR Corp.*	51,565	2,147,682
Aerojet Rocketdyne Holdings, Inc.	107,989	5,071,164
AeroVironment, Inc.*	32,205	3,737,712
Astronics Corp.*	37,008	667,624
Cubic Corp.	48,111	3,587,637
Ducommun, Inc.*	14,893	893,580
Kaman Corp.	40,874	2,096,428
Kratos Defense & Security Solutions, Inc.*	181,621	4,954,621
Maxar Technologies, Inc.	105,832	4,002,566
Moog, Inc., Class A	44,790	3,724,289
National Presto Industries, Inc.	7,847	800,943
PAE, Inc.*	90,897	819,891
Park Aerospace Corp.	30,279	400,288
Parsons Corp.*	31,790	1,285,588
Triumph Group, Inc.*	79,332	1,458,122
Vectrus, Inc.*	15,226	813,677

		36,461,812

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	90,476	2,647,328
Atlas Air Worldwide Holdings, Inc.*	39,612	2,394,149
Echo Global Logistics, Inc.*	39,606	1,244,025
Forward Air Corp.	42,093	3,738,279
Hub Group, Inc., Class A*	47,276	3,180,729
Radiant Logistics, Inc.*	64,825	450,534

		13,655,044

Airlines (0.4%)
Allegiant Travel Co.*	19,409	4,736,960
Hawaiian Holdings, Inc.*	70,679	1,885,009
Mesa Air Group, Inc.*	41,218	554,382
SkyWest, Inc.*	76,047	4,143,041
Spirit Airlines, Inc.(x)*	146,404	5,402,308

		16,721,700

Building Products (1.5%)
AAON, Inc.	61,036	4,273,130
Advanced Drainage Systems, Inc.	84,657	8,752,687
Alpha Pro Tech Ltd.(x)*	24,061	234,835
American Woodmark Corp.*	26,041	2,567,122
Apogee Enterprises, Inc.	40,348	1,649,426
Builders FirstSource, Inc.*	305,380	14,160,471
Caesarstone Ltd.	30,869	423,831
Cornerstone Building Brands, Inc.*	67,286	944,023
CSW Industrials, Inc.	20,828	2,811,780
Gibraltar Industries, Inc.*	48,593	4,446,745
Griffon Corp.	70,116	1,905,052
Insteel Industries, Inc.	30,751	948,361
JELD-WEN Holding, Inc.*	104,390	2,890,559
Masonite International Corp.*	37,184	4,285,084
PGT Innovations, Inc.*	81,736	2,063,834
Quanex Building Products Corp.	47,071	1,234,672
Resideo Technologies, Inc.*	215,522	6,088,497
Simpson Manufacturing Co., Inc.	64,802	6,721,912
UFP Industries, Inc.	88,814	6,735,654

		73,137,675

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	99,162	5,058,254
ACCO Brands Corp.	132,033	1,114,358
Brady Corp., Class A	68,809	3,677,841
BrightView Holdings, Inc.*	59,586	1,005,216
Brink’s Co. (The)	73,550	5,827,366
Casella Waste Systems, Inc., Class A*	75,029	4,769,593
CECO Environmental Corp.*	47,659	377,936
Cimpress plc*	27,366	2,740,158
CompX International, Inc.	2,589	46,628
CoreCivic, Inc. (REIT)	161,492	1,461,503
Covanta Holding Corp.	180,635	2,503,601
Deluxe Corp.	63,094	2,647,424
Ennis, Inc.	34,666	740,119
Harsco Corp.*	116,051	1,990,275
Healthcare Services Group, Inc.	109,723	3,075,536
Heritage-Crystal Clean, Inc.*	23,958	649,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Herman Miller, Inc.	87,270	$3,591,160
HNI Corp.	65,625	2,596,125
Interface, Inc.	89,744	1,120,005
KAR Auction Services, Inc.*	192,776	2,891,640
Kimball International, Inc., Class B	54,003	756,042
Knoll, Inc.	72,290	1,193,508
Matthews International Corp., Class A	46,140	1,824,837
Montrose Environmental Group, Inc.*	33,032	1,657,876
NL Industries, Inc.	13,377	99,659
Pitney Bowes, Inc.	266,663	2,197,303
Quad/Graphics, Inc.*	41,634	146,968
SP Plus Corp.*	32,096	1,052,428
Steelcase, Inc., Class A	124,033	1,784,835
Team, Inc.*	48,520	559,436
Tetra Tech, Inc.	80,928	10,983,548
UniFirst Corp.	22,471	5,026,987
US Ecology, Inc.*	48,385	2,014,751
Viad Corp.*	28,346	1,183,445
Vidler Water Resouces, Inc.*	28,690	255,341
VSE Corp.	12,920	510,340

		79,132,023

Construction & Engineering (1.4%)
Aegion Corp.*	46,639	1,340,871
Ameresco, Inc., Class A*	37,504	1,823,820
API Group Corp.(m)*	207,935	4,300,096
Arcosa, Inc.	71,589	4,659,728
Argan, Inc.	22,678	1,209,871
Comfort Systems USA, Inc.	55,034	4,114,892
Concrete Pumping Holdings, Inc.(x)*	39,989	296,319
Construction Partners, Inc., Class A*	44,338	1,324,819
Dycom Industries, Inc.*	46,838	4,348,908
EMCOR Group, Inc.	80,937	9,077,894
Fluor Corp.*	208,858	4,822,531
Granite Construction, Inc.	72,124	2,902,991
Great Lakes Dredge & Dock Corp.*	99,958	1,457,388
HC2 Holdings, Inc.*	82,068	323,348
IES Holdings, Inc.*	12,337	621,908
MasTec, Inc.*	84,863	7,951,663
Matrix Service Co.*	30,180	395,660
MYR Group, Inc.*	25,069	1,796,695
Northwest Pipe Co.*	16,160	540,067
NV5 Global, Inc.*	17,284	1,669,116
Primoris Services Corp.	73,842	2,446,386
Sterling Construction Co., Inc.*	42,550	987,160
Tutor Perini Corp.*	58,398	1,106,642
WillScot Mobile Mini Holdings Corp.*	259,600	7,203,900

		66,722,673

Electrical Equipment (1.5%)
Allied Motion Technologies, Inc.	9,197	472,082
American Superconductor Corp.*	34,012	644,868
Atkore, Inc.*	69,855	5,022,575
AZZ, Inc.	35,977	1,811,442
Bloom Energy Corp., Class A*	136,621	3,695,598
Encore Wire Corp.	27,738	1,862,052
EnerSys	62,590	5,683,172
FuelCell Energy, Inc.(x)*	473,275	6,819,893
LSI Industries, Inc.	39,441	336,432
Orion Energy Systems, Inc.*	41,606	289,578
Plug Power, Inc.*	619,112	22,188,974
Powell Industries, Inc.	14,643	495,958
Preformed Line Products Co.	5,099	350,556
Sunrun, Inc.*	238,619	14,431,677
Thermon Group Holdings, Inc.*	50,389	982,082
TPI Composites, Inc.*	45,924	2,591,491
Ultralife Corp.*	14,769	122,287
Vicor Corp.*	29,680	2,523,690

		70,324,407

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	52,275	2,003,701

Machinery (3.3%)
Agrify Corp.(x)*	9,645	120,370
Alamo Group, Inc.	15,214	2,375,666
Albany International Corp., Class A	47,257	3,944,542
Altra Industrial Motion Corp.	96,362	5,330,746
Astec Industries, Inc.	34,545	2,605,384
Barnes Group, Inc.	72,341	3,583,773
Blue Bird Corp.*	24,807	620,919
Chart Industries, Inc.*	54,155	7,708,964
CIRCOR International, Inc.*	28,362	987,565
Columbus McKinnon Corp.	35,569	1,876,620
Douglas Dynamics, Inc.	33,823	1,560,931
Eastern Co. (The)	8,700	233,160
Energy Recovery, Inc.*	61,775	1,132,953
Enerpac Tool Group Corp.	92,446	2,414,689
EnPro Industries, Inc.	31,853	2,716,105
ESCO Technologies, Inc.	39,380	4,288,088
Evoqua Water Technologies Corp.*	171,547	4,511,686
ExOne Co. (The)(x)*	22,282	698,763
Federal Signal Corp.	85,556	3,276,795
Franklin Electric Co., Inc.	68,208	5,384,339
Gencor Industries, Inc.*	14,453	193,815
Gorman-Rupp Co. (The)	27,088	896,884
Graham Corp.	15,818	225,248
Greenbrier Cos., Inc. (The)	49,604	2,342,301
Helios Technologies, Inc.	47,884	3,489,307
Hillenbrand, Inc.	109,869	5,241,850
Hurco Cos., Inc.	10,664	376,439
Hydrofarm Holdings Group, Inc.*	14,807	893,158
Hyster-Yale Materials Handling, Inc.	15,719	1,369,439
John Bean Technologies Corp.	46,873	6,250,046
Kadant, Inc.	17,590	3,254,326
Kennametal, Inc.	123,371	4,931,139
L B Foster Co., Class A*	16,524	295,780
Lindsay Corp.	15,729	2,620,766
Luxfer Holdings plc	42,327	900,719
Lydall, Inc.*	23,616	796,804
Manitowoc Co., Inc. (The)*	52,171	1,075,766
Mayville Engineering Co., Inc.*	10,033	144,275
Meritor, Inc.*	105,506	3,103,987
Miller Industries, Inc.	14,740	680,841
Mueller Industries, Inc.	83,548	3,454,710
Mueller Water Products, Inc., Class A	215,457	2,992,698
Navistar International Corp.*	74,005	3,258,440
NN, Inc.*	52,270	369,549
Omega Flex, Inc.	4,470	705,724
Park-Ohio Holdings Corp.	12,872	405,339
Proto Labs, Inc.*	39,908	4,858,799
RBC Bearings, Inc.*	36,828	7,246,646
REV Group, Inc.	42,265	809,797
Rexnord Corp.	180,566	8,502,853
Shyft Group, Inc. (The)	54,777	2,037,704
SPX Corp.*	65,195	3,798,913
SPX FLOW, Inc.	64,966	4,114,297
Standex International Corp.	18,112	1,730,964
Tennant Co.	25,259	2,017,941
Terex Corp.	99,030	4,562,312
TriMas Corp.*	63,722	1,932,051
Wabash National Corp.	83,621	1,572,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	40,685	$4,833,785
Welbilt, Inc.*	199,437	3,240,851

		156,900,396

Marine (0.1%)
Costamare, Inc.	82,779	796,334
Eagle Bulk Shipping, Inc.(x)*	6,554	236,731
Eneti, Inc.	13,916	292,653
Genco Shipping & Trading Ltd.	24,841	250,397
Matson, Inc.	63,692	4,248,256
Pangaea Logistics Solutions Ltd.(x)	16,269	51,410
Safe Bulkers, Inc.*	84,566	207,187
SEACOR Holdings, Inc.*	27,584	1,124,048

		7,207,016

Professional Services (1.4%)
Acacia Research Corp.*	70,128	466,351
Akerna Corp.(x)*	18,294	90,372
ASGN, Inc.*	76,078	7,260,884
Barrett Business Services, Inc.	11,462	789,273
BGSF, Inc.	16,566	231,924
CBIZ, Inc.*	78,638	2,568,317
CRA International, Inc.	11,596	865,526
Exponent, Inc.	76,740	7,478,313
Forrester Research, Inc.*	17,019	722,967
Franklin Covey Co.*	20,499	579,917
GP Strategies Corp.*	21,116	368,474
Heidrick & Struggles International, Inc.	29,513	1,054,204
Huron Consulting Group, Inc.*	34,851	1,755,794
ICF International, Inc.	28,003	2,447,462
Insperity, Inc.	53,447	4,475,652
KBR, Inc.	212,411	8,154,458
Kelly Services, Inc., Class A*	45,997	1,024,353
Kforce, Inc.	29,203	1,565,281
Korn Ferry	79,736	4,973,134
ManTech International Corp., Class A	41,653	3,621,728
Mastech Digital, Inc.*	7,719	135,932
Mistras Group, Inc.*	29,882	340,954
Red Violet, Inc.(x)*	12,166	224,098
Resources Connection, Inc.	47,488	642,988
TriNet Group, Inc.*	61,371	4,784,483
TrueBlue, Inc.*	54,571	1,201,654
Upwork, Inc.*	139,392	6,240,580
Willdan Group, Inc.*	15,865	651,258

		64,716,331

Road & Rail (0.6%)
ArcBest Corp.	37,165	2,615,301
Avis Budget Group, Inc.*	78,882	5,722,100
Covenant Logistics Group, Inc., Class A*	17,927	369,117
Daseke, Inc.*	78,975	670,498
Heartland Express, Inc.	74,205	1,452,934
Marten Transport Ltd.	87,414	1,483,416
PAM Transportation Services, Inc.*	3,209	197,995
Saia, Inc.*	39,456	9,097,765
Universal Logistics Holdings, Inc.	13,910	365,972
US Xpress Enterprises, Inc., Class A*	25,324	297,557
Werner Enterprises, Inc.	92,208	4,349,451

		26,622,106

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.(x)*	26,661	346,593
Applied Industrial Technologies, Inc.	57,379	5,231,243
Beacon Roofing Supply, Inc.*	80,901	4,232,740
Boise Cascade Co.	59,085	3,535,056
CAI International, Inc.	23,618	1,075,091
DXP Enterprises, Inc.*	25,243	761,581
EVI Industries, Inc.(x)*	7,441	214,078
GATX Corp.	51,869	4,810,331
General Finance Corp.*	18,551	225,395
GMS, Inc.*	64,082	2,675,424
H&E Equipment Services, Inc.	47,070	1,788,660
Herc Holdings, Inc.*	37,440	3,793,795
Lawson Products, Inc.*	7,013	363,694
McGrath RentCorp	37,126	2,994,212
MRC Global, Inc.*	109,136	985,498
Nesco Holdings, Inc.(x)*	23,881	223,287
NOW, Inc.*	168,573	1,700,902
Rush Enterprises, Inc., Class A	57,909	2,885,605
Rush Enterprises, Inc., Class B	10,977	494,953
SiteOne Landscape Supply, Inc.*	65,797	11,234,180
Systemax, Inc.	19,090	784,981
Textainer Group Holdings Ltd.*	73,780	2,113,797
Titan Machinery, Inc.*	31,606	805,953
Transcat, Inc.*	11,297	554,457
Triton International Ltd.	90,631	4,983,799
Veritiv Corp.*	21,343	907,931
WESCO International, Inc.*	73,329	6,345,158
Willis Lease Finance Corp.*	5,016	217,995

		66,286,389

Total Industrials		679,891,273

Information Technology (11.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	64,727	1,079,646
Applied Optoelectronics, Inc.(x)*	35,921	300,300
CalAmp Corp.*	56,095	608,631
Calix, Inc.*	77,223	2,676,549
Cambium Networks Corp.*	12,468	582,505
Casa Systems, Inc.*	37,005	352,658
Clearfield, Inc.*	18,087	544,961
Comtech Telecommunications Corp.	37,827	939,623
Digi International, Inc.*	37,338	709,049
DZS, Inc.*	24,199	376,294
Extreme Networks, Inc.*	183,465	1,605,319
Genasys, Inc.*	51,203	342,548
Harmonic, Inc.*	138,451	1,085,456
Infinera Corp.*	252,484	2,431,421
Inseego Corp.(x)*	97,561	975,610
KVH Industries, Inc.*	26,580	337,034
NETGEAR, Inc.*	46,132	1,896,025
NetScout Systems, Inc.*	108,628	3,058,965
PCTEL, Inc.*	27,494	191,083
Plantronics, Inc.*	53,286	2,073,358
Resonant, Inc.(x)*	78,304	332,009
Ribbon Communications, Inc.*	97,891	803,685
Viavi Solutions, Inc.*	350,282	5,499,427

		28,802,156

Electronic Equipment, Instruments & Components (1.9%)
908 Devices, Inc.*	11,105	538,593
Akoustis Technologies, Inc.(x)*	48,831	651,406
Arlo Technologies, Inc.*	121,880	765,406
Badger Meter, Inc.	43,332	4,032,909
Bel Fuse, Inc., Class B	16,105	320,328
Belden, Inc.	64,471	2,860,578
Benchmark Electronics, Inc.	57,351	1,773,293
CTS Corp.	44,263	1,374,809
Daktronics, Inc.*	56,250	352,687
ePlus, Inc.*	17,961	1,789,634
Fabrinet*	56,505	5,107,487
FARO Technologies, Inc.*	25,618	2,217,750
II-VI, Inc.*	154,271	10,547,508
Insight Enterprises, Inc.*	50,561	4,824,531
Intellicheck, Inc.(x)*	27,652	231,724

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Iteris, Inc.*	61,214	$377,690
Itron, Inc.*	65,998	5,850,723
Kimball Electronics, Inc.*	37,014	954,961
Knowles Corp.*	124,814	2,611,109
Luna Innovations, Inc.*	38,210	402,351
Methode Electronics, Inc.	52,922	2,221,666
MTS Systems Corp.*	30,716	1,787,671
Napco Security Technologies, Inc.*	21,899	762,742
nLight, Inc.*	54,299	1,759,288
Novanta, Inc.*	51,494	6,791,544
OSI Systems, Inc.*	26,060	2,504,366
PAR Technology Corp.*	29,311	1,917,233
PC Connection, Inc.	16,979	787,656
Plexus Corp.*	41,849	3,843,412
Powerfleet, Inc.*	51,751	425,393
Research Frontiers, Inc.(x)*	50,166	142,471
Rogers Corp.*	27,873	5,245,977
Sanmina Corp.*	95,042	3,932,838
ScanSource, Inc.*	38,927	1,165,864
TTM Technologies, Inc.*	143,004	2,073,558
Vishay Intertechnology, Inc.	204,565	4,925,925
Vishay Precision Group, Inc.*	19,947	614,567
Wrap Technologies, Inc.(x)*	24,539	136,437

		88,624,085

IT Services (1.4%)
Brightcove, Inc.*	58,868	1,184,424
Cardtronics plc, Class A*	55,381	2,148,783
Cass Information Systems, Inc.	21,902	1,013,406
Conduent, Inc.*	257,631	1,715,822
Contra Bmtechnologies(r)*	7,640	66,755
CSG Systems International, Inc.	49,084	2,203,381
Evertec, Inc.	87,019	3,238,847
Evo Payments, Inc., Class A(x)*	70,310	1,934,931
ExlService Holdings, Inc.*	50,740	4,574,718
GreenSky, Inc., Class A*	97,020	600,554
Grid Dynamics Holdings, Inc.*	42,947	684,146
GTT Communications, Inc.(x)*	63,899	116,935
Hackett Group, Inc. (The)	38,490	630,851
I3 Verticals, Inc., Class A*	29,880	930,015
IBEX Holdings Ltd.*	8,546	188,012
Information Services Group, Inc.*	58,102	255,649
International Money Express, Inc.*	39,375	591,019
Limelight Networks, Inc.(x)*	164,396	586,894
LiveRamp Holdings, Inc.*	97,221	5,043,826
MAXIMUS, Inc.	91,100	8,111,544
MoneyGram International, Inc.*	103,875	682,459
NIC, Inc.	97,873	3,320,831
Paysign, Inc.(x)*	24,220	105,841
Perficient, Inc.*	49,464	2,904,526
Perspecta, Inc.	208,214	6,048,617
PFSweb, Inc.*	27,689	186,901
Priority Technology Holdings, Inc.(x)*	10,429	72,377
Rackspace Technology, Inc.(x)*	54,386	1,293,299
Repay Holdings Corp.*	102,513	2,407,005
ServiceSource International, Inc.*	167,200	245,784
StarTek, Inc.*	27,393	217,774
Sykes Enterprises, Inc.*	58,766	2,590,405
TTEC Holdings, Inc.	27,918	2,804,363
Tucows, Inc., Class A(x)*	13,455	1,042,763
Unisys Corp.*	95,213	2,420,314
Verra Mobility Corp.*	200,056	2,707,758

		64,871,529

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.	57,034	6,226,402
Alpha & Omega Semiconductor Ltd.*	30,146	985,774
Ambarella, Inc.(x)*	50,458	5,065,479
Amkor Technology, Inc.	152,896	3,625,164
Atomera, Inc.(x)*	28,326	693,987
Axcelis Technologies, Inc.*	51,208	2,104,137
AXT, Inc.*	58,446	681,480
Brooks Automation, Inc.	109,377	8,930,632
CEVA, Inc.*	30,862	1,732,901
CMC Materials, Inc.	43,709	7,727,314
Cohu, Inc.*	63,608	2,661,359
CyberOptics Corp.*	7,825	203,215
Diodes, Inc.*	64,456	5,146,167
DSP Group, Inc.*	30,918	440,582
FormFactor, Inc.*	115,829	5,225,046
GSI Technology, Inc.*	25,512	170,675
Ichor Holdings Ltd.*	41,625	2,239,425
Impinj, Inc.*	26,066	1,482,373
Lattice Semiconductor Corp.*	205,050	9,231,351
MACOM Technology Solutions Holdings, Inc.*	72,666	4,216,081
Maxeon Solar Technologies Ltd.(x)*	14,337	452,476
MaxLinear, Inc.*	101,374	3,454,826
NeoPhotonics Corp.*	77,212	922,683
NVE Corp.	5,175	362,768
Onto Innovation, Inc.*	70,719	4,646,946
PDF Solutions, Inc.*	39,276	698,327
Photronics, Inc.*	88,614	1,139,576
Pixelworks, Inc.*	73,740	244,079
Power Integrations, Inc.	88,911	7,244,468
Rambus, Inc.*	175,017	3,402,331
Semtech Corp.*	97,204	6,707,076
Silicon Laboratories, Inc.*	65,664	9,263,221
SiTime Corp.*	16,570	1,633,802
SMART Global Holdings, Inc.*	22,484	1,034,714
SunPower Corp.(x)*	113,443	3,794,668
Synaptics, Inc.*	52,313	7,084,227
Ultra Clean Holdings, Inc.*	61,729	3,582,751
Veeco Instruments, Inc.*	71,100	1,474,614

		125,933,097

Software (4.6%)
8x8, Inc.*	159,619	5,178,040
A10 Networks, Inc.*	92,408	888,041
ACI Worldwide, Inc.*	171,534	6,526,869
Agilysys, Inc.*	27,692	1,328,108
Alarm.com Holdings, Inc.*	71,134	6,144,555
Altair Engineering, Inc., Class A*	64,472	4,034,013
American Software, Inc., Class A	46,659	965,841
Appfolio, Inc., Class A*	25,104	3,549,957
Appian Corp.(x)*	53,473	7,109,235
Asure Software, Inc.*	22,448	171,503
Avaya Holdings Corp.*	126,390	3,542,712
Benefitfocus, Inc.*	46,732	645,369
Blackbaud, Inc.*	72,522	5,154,864
Blackline, Inc.*	76,568	8,299,971
Bottomline Technologies DE, Inc.*	67,214	3,041,433
Box, Inc., Class A*	213,749	4,907,677
Cerence, Inc.*	57,534	5,153,896
ChannelAdvisor Corp.*	42,918	1,010,719
Cloudera, Inc.*	307,477	3,741,995
Cognyte Software Ltd.*	98,946	2,751,688
CommVault Systems, Inc.*	62,461	4,028,734
Cornerstone OnDemand, Inc.*	91,172	3,973,276
Digimarc Corp.(x)*	16,207	480,700
Digital Turbine, Inc.*	126,336	10,152,361
Domo, Inc., Class B*	39,582	2,228,071
Ebix, Inc.(x)	42,814	1,371,332
eGain Corp.*	37,223	353,246
Envestnet, Inc.*	78,901	5,699,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
GTY Technology Holdings, Inc.*	70,705	$451,805
Intelligent Systems Corp.(x)*	11,733	479,997
InterDigital, Inc.	45,942	2,915,020
j2 Global, Inc.*	65,199	7,814,752
LivePerson, Inc.*	93,103	4,910,252
MicroStrategy, Inc., Class A(x)*	10,992	7,461,370
Mimecast Ltd.*	87,216	3,506,955
Mitek Systems, Inc.*	66,935	975,912
Model N, Inc.*	53,642	1,889,808
ON24, Inc.(x)*	13,297	645,037
OneSpan, Inc.*	52,105	1,276,572
Park City Group, Inc.(x)*	21,564	131,756
Ping Identity Holding Corp.*	59,462	1,304,002
Progress Software Corp.	67,425	2,970,746
PROS Holdings, Inc.*	61,739	2,623,908
Q2 Holdings, Inc.*	75,911	7,606,282
QAD, Inc., Class A	18,039	1,201,037
Qualys, Inc.*	50,902	5,333,512
Rapid7, Inc.*	77,555	5,786,379
Rimini Street, Inc.*	31,384	281,514
Sailpoint Technologies Holdings, Inc.*	132,089	6,688,987
Sapiens International Corp. NV	37,743	1,199,850
SeaChange International, Inc.(x)*	49,190	76,244
SecureWorks Corp., Class A*	14,823	198,332
ShotSpotter, Inc.(x)*	12,279	430,625
Smith Micro Software, Inc.(x)*	52,691	290,064
Sprout Social, Inc., Class A*	42,884	2,476,980
SPS Commerce, Inc.*	52,831	5,246,647
Sumo Logic, Inc.(x)*	24,811	467,935
SVMK, Inc.*	187,946	3,443,171
Synchronoss Technologies, Inc.*	62,618	223,546
Telos Corp.*	25,360	961,651
Tenable Holdings, Inc.*	106,292	3,846,176
Upland Software, Inc.*	40,008	1,887,978
Varonis Systems, Inc.*	152,941	7,851,991
Verint Systems, Inc.*	96,768	4,401,976
Veritone, Inc.*	40,659	975,003
Viant Technology, Inc., Class A(x)*	16,523	873,901
VirnetX Holding Corp.(x)	82,597	460,065
Workiva, Inc.*	59,536	5,254,647
Xperi Holding Corp.	159,117	3,463,977
Yext, Inc.*	151,688	2,196,442
Zix Corp.*	89,352	674,608
Zuora, Inc., Class A*	162,482	2,404,734

		217,995,371

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	180,258	4,946,280
Avid Technology, Inc.*	48,630	1,026,579
Corsair Gaming, Inc.(x)*	35,165	1,170,643
Diebold Nixdorf, Inc.*	108,024	1,526,379
Eastman Kodak Co.(x)*	24,166	190,186
Immersion Corp.*	27,052	259,158
Intevac, Inc.(x)*	41,527	296,918
Quantum Corp.*	64,008	533,187
Super Micro Computer, Inc.*	66,652	2,603,427

		12,552,757

Total Information Technology		538,778,995

Materials (4.0%)
Chemicals (1.6%)
Advanced Emissions Solutions, Inc.*	27,262	149,941
AdvanSix, Inc.*	42,144	1,130,302
AgroFresh Solutions, Inc.*	54,760	109,520
American Vanguard Corp.	44,403	906,265
Amyris, Inc.(x)*	156,205	2,983,516
Avient Corp.	136,566	6,455,475
Balchem Corp.	48,239	6,049,653
Chase Corp.	10,273	1,195,674
Ferro Corp.*	125,985	2,124,107
FutureFuel Corp.	40,240	584,687
GCP Applied Technologies, Inc.*	75,203	1,845,482
Hawkins, Inc.	29,795	998,728
HB Fuller Co.	76,381	4,805,129
Ingevity Corp.*	61,354	4,634,068
Innospec, Inc.	37,657	3,866,997
Intrepid Potash, Inc.*	15,884	517,183
Koppers Holdings, Inc.*	31,674	1,100,988
Kraton Corp.*	47,682	1,744,684
Kronos Worldwide, Inc.	34,429	526,764
Livent Corp.*	217,560	3,768,139
Marrone Bio Innovations, Inc.(x)*	87,097	182,033
Minerals Technologies, Inc.	49,174	3,703,786
Orion Engineered Carbons SA*	92,758	1,829,188
PQ Group Holdings, Inc.	58,316	973,877
Quaker Chemical Corp.	19,843	4,837,128
Rayonier Advanced Materials, Inc.*	95,332	864,661
Sensient Technologies Corp.	63,079	4,920,162
Stepan Co.	33,078	4,204,545
Trecora Resources*	37,176	288,858
Tredegar Corp.	40,240	604,002
Trinseo SA	56,705	3,610,407
Tronox Holdings plc, Class A	167,414	3,063,676

		74,579,625

Construction Materials (0.1%)
Forterra, Inc.*	44,762	1,040,716
Summit Materials, Inc., Class A*	169,983	4,762,924
United States Lime & Minerals, Inc.	3,089	413,030
US Concrete, Inc.*	24,921	1,827,208

		8,043,878

Containers & Packaging (0.2%)
Greif, Inc., Class A	39,526	2,252,982
Greif, Inc., Class B	9,202	526,722
Myers Industries, Inc.	56,641	1,119,226
O-I Glass, Inc.*	241,194	3,555,200
Pactiv Evergreen, Inc.	56,058	770,237
Ranpak Holdings Corp.*	37,750	757,265
UFP Technologies, Inc.*	10,569	526,548

		9,508,180

Metals & Mining (1.7%)
Alcoa Corp.*	281,698	9,152,368
Allegheny Technologies, Inc.*	194,670	4,099,750
Arconic Corp.*	147,688	3,749,798
Caledonia Mining Corp. plc(x)	19,657	280,899
Carpenter Technology Corp.	69,230	2,848,814
Century Aluminum Co.*	77,724	1,372,606
Cleveland-Cliffs, Inc.(x)	675,395	13,582,193
Coeur Mining, Inc.*	360,167	3,252,308
Commercial Metals Co.	176,480	5,442,643
Compass Minerals International, Inc.	52,565	3,296,877
Gatos Silver, Inc.(x)*	35,152	350,465
Gold Resource Corp.	118,458	312,729
Haynes International, Inc.	17,529	520,085
Hecla Mining Co.	785,290	4,468,300
Kaiser Aluminum Corp.	22,799	2,519,290
Materion Corp.	29,076	1,925,994
Novagold Resources, Inc.*	369,237	3,234,516
Olympic Steel, Inc.	9,031	265,963
Ryerson Holding Corp.*	27,264	464,579
Schnitzer Steel Industries, Inc., Class A	37,669	1,574,188
SunCoke Energy, Inc.	111,796	783,690
TimkenSteel Corp.*	69,193	813,018
United States Steel Corp.	391,969	10,257,829
Warrior Met Coal, Inc.	73,006	1,250,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Industries, Inc.	53,707	$3,603,203

		79,422,698

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	24,753	931,208
Domtar Corp.	84,571	3,124,898
Glatfelter Corp.	69,103	1,185,116
Louisiana-Pacific Corp.	164,480	9,122,061
Neenah, Inc.	23,107	1,187,238
Schweitzer-Mauduit International, Inc.	48,399	2,370,099
Verso Corp., Class A	48,197	703,194

		18,623,814

Total Materials		190,178,195

Real Estate (5.3%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	130,543	2,476,401
Agree Realty Corp. (REIT)	92,691	6,239,031
Alexander & Baldwin, Inc. (REIT)	102,949	1,728,514
Alexander’s, Inc. (REIT)	2,790	773,667
Alpine Income Property Trust, Inc. (REIT)	13,221	229,517
American Assets Trust, Inc. (REIT)	77,449	2,512,446
American Finance Trust, Inc. (REIT)	159,832	1,569,550
Armada Hoffler Properties, Inc. (REIT)	90,200	1,131,108
Bluerock Residential Growth REIT, Inc. (REIT)	34,044	344,185
Broadstone Net Lease, Inc. (REIT)	55,581	1,017,132
BRT Apartments Corp. (REIT)	16,207	272,926
CareTrust REIT, Inc. (REIT)	146,192	3,404,081
CatchMark Timber Trust, Inc. (REIT), Class A	74,657	760,008
Centerspace (REIT)	20,018	1,361,224
Chatham Lodging Trust (REIT)*	73,504	967,313
CIM Commercial Trust Corp. (REIT)	17,322	223,281
City Office REIT, Inc. (REIT)	66,472	705,933
Clipper Realty, Inc. (REIT)	22,867	181,107
Colony Capital, Inc. (REIT)*	715,560	4,636,829
Columbia Property Trust, Inc. (REIT)	167,698	2,867,636
Community Healthcare Trust, Inc. (REIT)	32,291	1,489,261
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	8,098	57,253
CorePoint Lodging, Inc. (REIT)*	60,417	545,565
CTO Realty Growth, Inc. (REIT)	7,322	380,817
DiamondRock Hospitality Co. (REIT)*	304,814	3,139,584
Diversified Healthcare Trust (REIT)	346,599	1,656,743
Easterly Government Properties, Inc. (REIT)	125,550	2,602,651
EastGroup Properties, Inc. (REIT)	58,844	8,431,168
Essential Properties Realty Trust, Inc. (REIT)	154,231	3,521,094
Farmland Partners, Inc. (REIT)(x)	37,821	423,973
Four Corners Property Trust, Inc. (REIT)	112,585	3,084,829
Franklin Street Properties Corp. (REIT)	155,528	847,628
GEO Group, Inc. (The) (REIT)(x)	188,305	1,461,247
Getty Realty Corp. (REIT)	53,719	1,521,322
Gladstone Commercial Corp. (REIT)	49,687	971,878
Gladstone Land Corp. (REIT)	32,778	599,837
Global Medical REIT, Inc. (REIT)	56,704	743,389
Global Net Lease, Inc. (REIT)	138,754	2,505,897
Healthcare Realty Trust, Inc. (REIT)	209,713	6,358,498
Hersha Hospitality Trust (REIT)*	52,388	552,693
Independence Realty Trust, Inc. (REIT)	153,184	2,328,397
Indus Realty Trust, Inc. (REIT)	4,235	254,778
Industrial Logistics Properties Trust (REIT)	99,920	2,311,150
Innovative Industrial Properties, Inc. (REIT)(x)	35,250	6,350,640
iStar, Inc. (REIT)(x)	110,469	1,964,139
Kite Realty Group Trust (REIT)	127,818	2,465,609
Lexington Realty Trust (REIT)	405,838	4,508,860
LTC Properties, Inc. (REIT)	54,626	2,278,997
Macerich Co. (The) (REIT)(x)	229,608	2,686,414
Mack-Cali Realty Corp. (REIT)	133,612	2,068,314
Monmouth Real Estate Investment Corp. (REIT)	143,326	2,535,437
National Health Investors, Inc. (REIT)	66,157	4,781,828
National Storage Affiliates Trust (REIT)	95,200	3,801,336
NETSTREIT Corp. (REIT)	34,140	631,249
New Senior Investment Group, Inc. (REIT)	126,121	785,734
NexPoint Residential Trust, Inc. (REIT)	33,803	1,557,980
Office Properties Income Trust (REIT)	68,935	1,897,091
One Liberty Properties, Inc. (REIT)	24,657	549,111
Pebblebrook Hotel Trust (REIT)	193,529	4,700,819
Physicians Realty Trust (REIT)	310,359	5,484,043
Piedmont Office Realty Trust, Inc. (REIT), Class A	180,908	3,142,372
Plymouth Industrial REIT, Inc. (REIT)	30,008	505,635
PotlatchDeltic Corp. (REIT)	97,745	5,172,665
Preferred Apartment Communities, Inc. (REIT), Class A	80,059	788,581
PS Business Parks, Inc. (REIT)	29,913	4,623,951
QTS Realty Trust, Inc. (REIT), Class A(x)	96,338	5,976,809
Retail Opportunity Investments Corp. (REIT)	175,276	2,781,630
Retail Properties of America, Inc. (REIT), Class A	317,491	3,327,306
Retail Value, Inc. (REIT)	25,253	472,484
RLJ Lodging Trust (REIT)	249,740	3,865,975
RPT Realty (REIT)	115,364	1,316,303
Ryman Hospitality Properties, Inc. (REIT)*	75,798	5,875,103
Sabra Health Care REIT, Inc. (REIT)	306,399	5,319,087
Safehold, Inc. (REIT)(x)	27,679	1,940,298
Saul Centers, Inc. (REIT)	18,362	736,500
Seritage Growth Properties (REIT), Class A(x)*	47,385	869,515
Service Properties Trust (REIT)	248,785	2,950,590
SITE Centers Corp. (REIT)	235,702	3,196,119
STAG Industrial, Inc. (REIT)	240,155	8,071,610
Summit Hotel Properties, Inc. (REIT)*	163,837	1,664,584
Sunstone Hotel Investors, Inc. (REIT)*	319,875	3,985,642
Tanger Factory Outlet Centers, Inc. (REIT)(x)	139,375	2,108,744
Terreno Realty Corp. (REIT)	100,707	5,817,843
UMH Properties, Inc. (REIT)	52,481	1,006,061
Uniti Group, Inc. (REIT)	288,427	3,181,350
Universal Health Realty Income Trust (REIT)	18,409	1,247,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Edge Properties (REIT)	178,002	$2,940,593
Urstadt Biddle Properties, Inc. (REIT), Class A	45,765	761,987
Washington REIT (REIT)	125,994	2,784,467
Whitestone REIT (REIT)	52,883	512,965
Xenia Hotels & Resorts, Inc. (REIT)*	176,426	3,440,307

		218,623,980

Real Estate Management & Development (0.7%)
Alset EHome International, Inc.(x)*	3,355	38,817
Altisource Portfolio Solutions SA(x)*	9,726	89,382
American Realty Investors, Inc.*	4,332	38,252
Cushman & Wakefield plc(x)*	170,086	2,775,804
eXp World Holdings, Inc.(x)*	76,526	3,485,759
Fathom Holdings, Inc.(x)*	6,386	233,919
Forestar Group, Inc.(x)*	21,056	490,184
FRP Holdings, Inc.*	10,862	534,628
Kennedy-Wilson Holdings, Inc.	183,077	3,699,986
Marcus & Millichap, Inc.*	36,528	1,230,994
Maui Land & Pineapple Co., Inc.*	10,742	124,070
Newmark Group, Inc., Class A	212,548	2,126,543
Rafael Holdings, Inc., Class B*	12,727	508,062
RE/MAX Holdings, Inc., Class A	29,644	1,167,677
Realogy Holdings Corp.*	166,615	2,520,885
Redfin Corp.*	149,809	9,975,781
RMR Group, Inc. (The), Class A	24,461	998,253
St Joe Co. (The)	48,889	2,097,338
Stratus Properties, Inc.*	9,341	284,900
Tejon Ranch Co.*	33,070	553,592
Transcontinental Realty Investors, Inc.*	2,233	48,054

		33,022,880

Total Real Estate		251,646,860

Utilities (2.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	77,886	5,233,161
Genie Energy Ltd., Class B	24,242	153,694
MGE Energy, Inc.	55,123	3,935,231
Otter Tail Corp.	62,395	2,880,777
PNM Resources, Inc.	128,596	6,307,634
Portland General Electric Co.	135,044	6,410,539
Spark Energy, Inc., Class A(x)	17,159	183,258

		25,104,294

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A(x)	46,846	3,577,629
Chesapeake Utilities Corp.	25,616	2,973,505
New Jersey Resources Corp.	143,249	5,711,337
Northwest Natural Holding Co.	46,881	2,529,230
ONE Gas, Inc.	78,755	6,057,047
RGC Resources, Inc.	12,226	271,173
South Jersey Industries, Inc.	150,360	3,395,129
Southwest Gas Holdings, Inc.	85,156	5,851,069
Spire, Inc.	75,294	5,563,474

		35,929,593

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	127,471	368,391
Brookfield Renewable Corp.	193,830	9,071,244
Clearway Energy, Inc., Class A	53,669	1,422,765
Clearway Energy, Inc., Class C	122,925	3,459,110
Ormat Technologies, Inc.	65,452	5,139,945
Sunnova Energy International, Inc.*	86,090	3,514,194

		22,975,649

Multi-Utilities (0.4%)
Avista Corp.	102,002	4,870,596
Black Hills Corp.	94,343	6,299,282
NorthWestern Corp.	75,047	4,893,064
Unitil Corp.	18,974	866,922

		16,929,864

Water Utilities (0.3%)
American States Water Co.	54,952	4,155,470
Artesian Resources Corp., Class A	12,384	487,682
Cadiz, Inc.(x)*	31,345	300,599
California Water Service Group	73,238	4,126,229
Consolidated Water Co. Ltd.	23,634	317,877
Global Water Resources, Inc.	18,972	309,433
Middlesex Water Co.	26,246	2,073,959
Pure Cycle Corp.*	29,880	400,990
SJW Group	40,102	2,526,025
York Water Co. (The)	19,985	978,665

		15,676,929

Total Utilities		116,616,329

Total Common Stocks (89.9%) (Cost $2,595,974,817)		4,251,118,842

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)*	23,102	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Rights (0.0%) (Cost $69,306)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2	2
JPMorgan Prime Money Market Fund, IM Shares	282,684,623	282,825,965

Total Investment Companies		282,825,967

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $10,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $10,200,005.(xx)	$10,000,000	10,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $10,573,833, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $10,785,310.(xx)	10,573,832	10,573,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $62,933,304, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $69,833,621.(xx)	$62,930,000	$62,930,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $8,000,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,848,324.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $20,000,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $22,120,809.(xx)	20,000,000	20,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $15,100,080, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $16,759,745.(xx)	15,100,000	15,100,000

Total Repurchase Agreements		126,603,832

Total Short-Term Investments (8.7%) (Cost $409,366,758)		409,429,799

Total Investments in Securities (98.6%) (Cost $3,005,410,881)		4,660,548,641
Other Assets Less Liabilities (1.4%)		67,757,882

Net Assets (100%)		$4,728,306,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,728,312 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $218,850,412. This was collateralized by $92,791,616 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $126,603,834 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	150,971	2,979,728	—	(335,198)	(2,820)	317,322	2,959,032	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	62,344	4,837,966	—	(688,947)	207,915	(187,991)	4,168,943	13,697	—

Total		7,817,694	—	(1,024,145)	205,095	129,331	7,127,975	13,697	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,366	6/2021	USD	485,171,750	(18,900,175)

					(18,900,175)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$101,839,128	$—	$—		$101,839,128
Consumer Discretionary	619,452,774	75,658	—		619,528,432
Consumer Staples	139,113,235	264,602	—		139,377,837
Energy	110,756,310	—	—		110,756,310
Financials	675,245,778	—	—		675,245,778
Health Care	827,259,705	—	—		827,259,705
Industrials	677,887,572	2,003,701	—		679,891,273
Information Technology	537,185,861	1,526,379	66,755		538,778,995
Materials	190,178,195	—	—		190,178,195
Real Estate	251,646,860	—	—		251,646,860
Utilities	116,616,329	—	—		116,616,329
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	282,825,967	—	—		282,825,967
Repurchase Agreements	—	126,603,832	—		126,603,832

Total Assets	$4,530,007,714	$130,474,172	$66,755		$4,660,548,641

Liabilities:
Futures	$(18,900,175)	$—	$—		$(18,900,175)

Total Liabilities	$(18,900,175)	$—	$—		$(18,900,175)

Total	$4,511,107,539	$130,474,172	$66,755		$4,641,648,466

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,925,684,401
Aggregate gross unrealized depreciation	(305,305,096)

Net unrealized appreciation	$1,620,379,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,021,269,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
Afterpay Ltd.*	28,324	$2,183,620
AGL Energy Ltd.	86,034	630,600
AMP Ltd.	438,333	421,164
Ampol Ltd.	33,046	616,207
APA Group	159,651	1,215,054
Aristocrat Leisure Ltd.	76,564	1,997,596
ASX Ltd.	24,853	1,341,218
Aurizon Holdings Ltd.	256,915	761,045
AusNet Services	286,920	399,902
Australia & New Zealand Banking Group Ltd.	373,074	7,985,320
BHP Group Ltd.	389,412	13,398,738
BHP Group plc	278,250	8,034,407
BlueScope Steel Ltd.	66,740	980,897
Brambles Ltd.	190,808	1,533,340
CIMIC Group Ltd.(x)*	14,096	188,329
Coca-Cola Amatil Ltd.	64,066	653,522
Cochlear Ltd.	8,719	1,397,152
Coles Group Ltd.	177,715	2,161,085
Commonwealth Bank of Australia	234,301	15,322,642
Computershare Ltd.	67,426	770,250
Crown Resorts Ltd.*	50,451	450,644
CSL Ltd.	60,073	12,075,568
Dexus (REIT)	146,591	1,085,596
Evolution Mining Ltd.	195,694	606,449
Fortescue Metals Group Ltd.	225,610	3,425,528
Glencore plc*	1,331,363	5,217,173
Goodman Group (REIT)	218,638	3,009,125
GPT Group (The) (REIT)	251,796	879,758
Insurance Australia Group Ltd.	330,212	1,173,803
Lendlease Corp. Ltd.	85,624	840,261
Macquarie Group Ltd.	45,754	5,311,217
Magellan Financial Group Ltd.	15,852	543,864
Medibank Pvt Ltd.	370,442	787,834
Mirvac Group (REIT)	518,657	984,865
National Australia Bank Ltd.	433,261	8,556,168
Newcrest Mining Ltd.	108,722	2,016,599
Northern Star Resources Ltd.	146,480	1,054,734
Oil Search Ltd.	260,391	810,898
Orica Ltd.	53,155	563,216
Origin Energy Ltd.	243,648	867,945
Qantas Airways Ltd.*	105,752	408,849
QBE Insurance Group Ltd.	199,328	1,456,464
Ramsay Health Care Ltd.	23,556	1,198,761
REA Group Ltd.	7,127	767,283
Rio Tinto Ltd.	48,886	4,112,298
Rio Tinto plc	148,332	11,349,223
Santos Ltd.	244,387	1,317,931
Scentre Group (REIT)	691,496	1,481,137
SEEK Ltd.*	43,293	937,500
Sonic Healthcare Ltd.	58,553	1,560,590
South32 Ltd.	633,261	1,351,591
Stockland (REIT)	323,895	1,082,463
Suncorp Group Ltd.	175,286	1,318,071
Sydney Airport*	171,873	808,081
Tabcorp Holdings Ltd.	298,165	1,059,885
Telstra Corp. Ltd.	542,863	1,401,927
TPG Telecom Ltd.	40,366	194,078
Transurban Group	364,537	3,688,096
Treasury Wine Estates Ltd.	93,363	733,958
Vicinity Centres (REIT)	475,722	598,009
Washington H Soul Pattinson & Co. Ltd.	15,028	360,470
Wesfarmers Ltd.	151,058	6,043,151
Westpac Banking Corp.	475,892	8,823,331
WiseTech Global Ltd.	20,729	457,384
Woodside Petroleum Ltd.	127,146	2,317,770
Woolworths Group Ltd.	168,277	5,223,791

		172,305,425

Austria (0.2%)
Erste Group Bank AG	38,823	1,316,662
OMV AG	18,889	958,258
Raiffeisen Bank International AG	21,501	472,262
Verbund AG	8,887	646,151
voestalpine AG	14,333	593,838

		3,987,171

Belgium (0.8%)
Ageas SA/NV	22,649	1,369,458
Anheuser-Busch InBev SA/NV	99,967	6,301,182
Elia Group SA/NV	3,959	435,951
Etablissements Franz Colruyt NV	7,686	458,420
Galapagos NV*	5,720	443,523
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	669,895
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	8,184	847,064
KBC Group NV*	32,349	2,352,012
Proximus SADP	21,281	463,188
Sofina SA	2,034	688,151
Solvay SA	10,127	1,261,224
UCB SA	17,036	1,620,625
Umicore SA	25,830	1,370,055

		18,280,748

Brazil (0.0%)
Yara International ASA	23,757	1,235,465

Chile (0.0%)
Antofagasta plc	52,537	1,224,025

China (0.5%)
BOC Hong Kong Holdings Ltd.	480,000	1,676,336
Budweiser Brewing Co. APAC Ltd.(m)	236,500	705,779
ESR Cayman Ltd.(m)*	209,200	684,856
Prosus NV*	64,171	7,134,016
Wilmar International Ltd.	246,400	992,780

		11,193,767

Denmark (2.2%)
Ambu A/S, Class B	22,107	1,038,218
AP Moller - Maersk A/S, Class A	417	907,858
AP Moller - Maersk A/S, Class B	810	1,881,583
Carlsberg A/S, Class B	13,724	2,108,605
Chr Hansen Holding A/S*	13,577	1,233,718
Coloplast A/S, Class B	15,544	2,337,267
Danske Bank A/S	88,559	1,657,187
Demant A/S*	15,562	659,206
DSV Panalpina A/S	27,578	5,410,605
Genmab A/S*	8,598	2,828,838
GN Store Nord A/S	17,235	1,356,901
H Lundbeck A/S	10,070	344,014
Novo Nordisk A/S, Class B	227,623	15,421,272
Novozymes A/S, Class B	28,212	1,807,045
Orsted A/S(m)	25,203	4,070,543
Pandora A/S	12,902	1,382,288
ROCKWOOL International A/S, Class B	1,142	481,411
Tryg A/S(x)	40,865	963,765
Vestas Wind Systems A/S	25,754	5,286,203

		51,176,527

Finland (1.1%)
Elisa OYJ	18,949	1,136,407
Fortum OYJ	59,022	1,575,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	34,870	$1,066,465
Kone OYJ, Class B	45,281	3,699,018
Neste OYJ	56,364	2,991,598
Nokia OYJ*	753,247	3,007,306
Nordea Bank Abp (Aquis Stock Exchange)	6,394	63,068
Nordea Bank Abp (Turquoise Stock Exchange)	423,448	4,169,776
Orion OYJ, Class B	14,233	570,333
Sampo OYJ, Class A	62,057	2,799,625
Stora Enso OYJ, Class R	77,504	1,445,588
UPM-Kymmene OYJ	71,050	2,552,102
Wartsila OYJ Abp	55,498	581,447

		25,658,069

France (9.8%)
Accor SA*	23,677	892,955
Adevinta ASA*	29,558	435,086
Aeroports de Paris*	4,202	502,131
Air Liquide SA	62,460	10,203,285
Airbus SE*	77,445	8,767,739
Alstom SA(x)*	33,394	1,665,132
Amundi SA(m)*	8,092	647,183
Arkema SA	9,429	1,142,781
Atos SE	12,471	972,838
AXA SA‡	257,685	6,915,554
BioMerieux	5,447	693,065
BNP Paribas SA*	148,149	9,013,337
Bollore SA	104,213	503,263
Bouygues SA	29,390	1,178,381
Bureau Veritas SA*	37,689	1,072,683
Capgemini SE	21,285	3,621,829
Carrefour SA(x)	79,185	1,434,227
Cie de Saint-Gobain	66,963	3,951,504
Cie Generale des Etablissements Michelin SCA	22,491	3,366,794
CNP Assurances	20,188	383,763
Covivio (REIT)	6,969	596,596
Credit Agricole SA	149,864	2,169,578
Danone SA	82,330	5,648,081
Dassault Aviation SA	297	330,529
Dassault Systemes SE	17,547	3,753,312
Edenred	32,591	1,702,295
Eiffage SA*	10,687	1,069,787
Electricite de France SA*	78,946	1,059,115
Engie SA	243,333	3,454,242
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,845,045
EssilorLuxottica SA (Turquoise Stock Exchange)	26,569	4,326,214
Eurazeo SE*	5,700	433,817
Faurecia SE (Euronext Paris)	13,527	720,652
Faurecia SE (Italian Stock Exchange)	2,145	113,955
Gecina SA (REIT)	6,060	834,310
Getlink SE	60,889	933,971
Hermes International	4,219	4,670,555
Iliad SA	2,169	412,315
Ipsen SA	4,385	376,158
Kering SA	9,937	6,859,026
Klepierre SA (REIT)	27,566	642,815
La Francaise des Jeux SAEM(m)	10,933	497,075
Legrand SA	35,573	3,308,949
L’Oreal SA	33,269	12,749,957
LVMH Moet Hennessy Louis Vuitton SE	36,698	24,448,607
Natixis SA	116,624	558,275
Orange SA	265,390	3,269,396
Orpea SA	7,216	836,066
Pernod Ricard SA	27,911	5,238,633
Publicis Groupe SA	28,523	1,740,682
Remy Cointreau SA(x)	3,014	556,687
Renault SA*	26,153	1,132,629
Safran SA	42,692	5,810,033
Sanofi	149,780	14,798,260
Sartorius Stedim Biotech	3,638	1,498,318
Schneider Electric SE	71,129	10,864,541
SCOR SE	20,441	697,561
SEB SA	3,082	543,585
Societe Generale SA*	108,007	2,826,414
Sodexo SA*	11,958	1,146,813
Suez SA	46,512	985,076
Teleperformance	7,824	2,851,654
Thales SA	13,626	1,353,759
TOTAL SE(x)	333,181	15,540,942
Ubisoft Entertainment SA*	12,028	915,148
Unibail-Rodamco-Westfield (REIT)*	18,975	1,520,700
Valeo SA	31,601	1,073,585
Veolia Environnement SA	71,505	1,833,047
Vinci SA	69,350	7,104,705
Vivendi SE	110,402	3,625,116
Wendel SE	3,045	378,155
Worldline SA(m)*	31,443	2,634,222

		231,654,488

Germany (8.6%)
adidas AG*	25,087	7,831,478
Allianz SE (Registered)	54,501	13,872,387
Aroundtown SA	134,473	957,218
BASF SE	121,153	10,064,673
Bayer AG (Registered)	129,355	8,185,441
Bayerische Motoren Werke AG	43,887	4,553,222
Bayerische Motoren Werke AG (Preference)(q)	8,023	638,372
Bechtle AG	3,868	725,307
Beiersdorf AG	13,384	1,414,157
Brenntag SE	20,583	1,757,223
Carl Zeiss Meditec AG	5,130	773,050
Commerzbank AG*	133,548	818,766
Continental AG	14,205	1,877,380
Covestro AG(m)	24,229	1,629,221
Daimler AG (Registered)	112,798	10,054,467
Delivery Hero SE(m)*	17,243	2,234,406
Deutsche Bank AG (Registered)*	259,299	3,097,966
Deutsche Boerse AG	25,313	4,206,301
Deutsche Lufthansa AG (Registered)*	36,165	479,453
Deutsche Post AG (Registered)	131,788	7,220,473
Deutsche Telekom AG (Registered)	438,486	8,829,029
Deutsche Wohnen SE	45,542	2,124,535
E.ON SE	297,590	3,463,315
Evonik Industries AG	27,696	979,570
Fresenius Medical Care AG & Co. KGaA	28,894	2,125,204
Fresenius SE & Co. KGaA	54,845	2,442,749
FUCHS PETROLUB SE (Preference)(q)	9,892	473,758
GEA Group AG	21,057	863,039
Hannover Rueck SE	7,894	1,442,286
HeidelbergCement AG	19,792	1,797,853
HelloFresh SE*	19,689	1,468,479
Henkel AG & Co. KGaA	13,666	1,353,406
Henkel AG & Co. KGaA (Preference)(q)	23,736	2,668,283
HOCHTIEF AG(x)	3,646	326,233
Infineon Technologies AG	171,729	7,281,133
Just Eat Takeaway.com NV(m)(x)*	17,039	1,570,956
KION Group AG	9,779	965,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Knorr-Bremse AG	9,339	$1,165,495
LANXESS AG	11,068	815,888
LEG Immobilien SE	9,929	1,305,962
Merck KGaA	17,071	2,918,794
MTU Aero Engines AG	7,168	1,687,067
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	18,665	5,747,906
Nemetschek SE	7,573	483,119
Porsche Automobil Holding SE (Preference)(q)	20,206	2,142,554
Puma SE*	12,607	1,235,074
Rational AG(x)	725	563,262
RWE AG	85,586	3,354,255
SAP SE	138,037	16,903,091
Sartorius AG (Preference)(q)	4,634	2,310,661
Scout24 AG(m)(x)	14,108	1,070,426
Siemens AG (Registered)	101,125	16,602,500
Siemens Energy AG*	53,245	1,911,301
Siemens Healthineers AG(m)	34,896	1,890,621
Symrise AG	16,807	2,037,969
TeamViewer AG(m)*	20,012	854,942
Telefonica Deutschland Holding AG	147,959	433,779
Uniper SE	27,538	997,233
United Internet AG (Registered)	14,883	596,903
Volkswagen AG(x)	4,397	1,594,347
Volkswagen AG (Preference)(q)	24,241	6,782,783
Vonovia SE	69,469	4,537,673
Zalando SE(m)*	20,379	1,998,867

		204,508,853

Hong Kong (2.6%)
AIA Group Ltd.	1,598,612	19,391,198
ASM Pacific Technology Ltd.	43,900	559,331
Bank of East Asia Ltd. (The)	158,000	336,564
CK Asset Holdings Ltd.	346,652	2,104,678
CK Infrastructure Holdings Ltd.	85,000	505,139
CLP Holdings Ltd.	213,000	2,068,600
Hang Lung Properties Ltd.	278,000	722,347
Hang Seng Bank Ltd.	101,500	1,964,954
Henderson Land Development Co. Ltd.	187,025	839,605
HK Electric Investments & HK Electric Investments Ltd.(m)	333,500	331,179
HKT Trust & HKT Ltd.	516,013	735,445
Hong Kong & China Gas Co. Ltd.	1,420,688	2,247,779
Hong Kong Exchanges & Clearing Ltd.	159,058	9,358,399
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	711,315
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,946
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,839,600
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,700	111,163
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	25,400	836,168
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)(x)	2,800	92,456
Link REIT (REIT)	268,400	2,444,363
Melco Resorts & Entertainment Ltd. (ADR)*	26,196	521,562
MTR Corp. Ltd.	206,000	1,167,248
New World Development Co. Ltd.	212,621	1,099,467
PCCW Ltd.	639,000	360,019
Power Assets Holdings Ltd.	187,000	1,104,089
Sino Land Co. Ltd.	403,172	561,135
Sun Hung Kai Properties Ltd.	173,500	2,629,025
Swire Pacific Ltd., Class A	73,000	547,446
Swire Properties Ltd.	138,800	429,392
Techtronic Industries Co. Ltd.	183,000	3,130,780
WH Group Ltd.(m)	1,253,500	1,015,815
Wharf Real Estate Investment Co. Ltd.	224,900	1,259,875
Xinyi Glass Holdings Ltd.	258,000	842,953

		61,872,035

Ireland (0.6%)
CRH plc	104,578	4,901,866
Flutter Entertainment plc*	21,687	4,661,749
Kerry Group plc, Class A	21,183	2,650,567
Kingspan Group plc	19,989	1,694,792
Smurfit Kappa Group plc	31,677	1,491,848

		15,400,822

Israel (0.5%)
Azrieli Group Ltd.	4,926	303,685
Bank Hapoalim BM*	154,807	1,203,041
Bank Leumi Le-Israel BM*	189,631	1,247,908
Check Point Software Technologies Ltd.*	14,454	1,618,414
Elbit Systems Ltd.	3,809	538,576
ICL Group Ltd.	96,042	562,215
Isracard Ltd.*	1	3
Israel Discount Bank Ltd., Class A*	170,994	710,450
Mizrahi Tefahot Bank Ltd.*	17,011	443,403
Nice Ltd.*	8,358	1,805,054
Teva Pharmaceutical Industries Ltd. (ADR)*	142,189	1,640,861
Wix.com Ltd.*	7,243	2,022,391

		12,096,001

Italy (1.9%)
Amplifon SpA	17,642	656,662
Assicurazioni Generali SpA	147,733	2,955,585
Atlantia SpA*	63,307	1,184,130
Davide Campari-Milano NV	79,061	885,612
DiaSorin SpA	3,478	557,959
Enel SpA	1,073,515	10,691,932
Eni SpA	329,953	4,060,505
Ferrari NV	16,793	3,512,274
FinecoBank Banca Fineco SpA*	81,762	1,338,038
Infrastrutture Wireless Italiane SpA(m)	37,216	414,610
Intesa Sanpaolo SpA*	2,203,134	5,969,443
Mediobanca Banca di Credito Finanziario SpA*	81,255	901,041
Moncler SpA*	26,080	1,494,641
Nexi SpA(m)*	58,185	1,015,315
Poste Italiane SpA(m)	66,421	844,348
Prysmian SpA	31,222	1,014,575
Recordati Industria Chimica e Farmaceutica SpA	13,735	738,830
Snam SpA	268,166	1,486,853
Telecom Italia SpA (Aquis Stock Exchange)	683,545	393,101
Telecom Italia SpA (Turquoise Stock Exchange)	1,086,535	587,652
Terna Rete Elettrica Nazionale SpA	186,552	1,408,438
UniCredit SpA*	281,330	2,973,530

		45,085,074

Japan (22.5%)
ABC-Mart, Inc.	4,700	264,872
Acom Co. Ltd.	50,400	234,419
Advantest Corp.	25,900	2,264,276
Aeon Co. Ltd.	87,100	2,595,104
Aeon Mall Co. Ltd.	13,230	230,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AGC, Inc.	25,300	$1,057,927
Air Water, Inc.(x)	24,200	424,005
Aisin Corp.(x)	20,300	770,016
Ajinomoto Co., Inc.	62,300	1,274,695
Alfresa Holdings Corp.	22,300	429,586
Amada Co. Ltd.	39,300	437,988
ANA Holdings, Inc.(x)*	16,000	371,659
Asahi Group Holdings Ltd.	60,200	2,536,311
Asahi Intecc Co. Ltd.	26,300	724,452
Asahi Kasei Corp.	165,000	1,899,232
Astellas Pharma, Inc.	248,000	3,812,111
Azbil Corp.	17,500	753,105
Bandai Namco Holdings, Inc.	27,000	1,924,687
Bank of Kyoto Ltd. (The)(x)	6,900	424,376
Bridgestone Corp.	72,100	2,913,953
Brother Industries Ltd.(x)	28,000	619,300
Calbee, Inc.(x)	11,600	295,644
Canon, Inc.	131,700	2,976,557
Capcom Co. Ltd.	25,000	811,696
Casio Computer Co. Ltd.	25,000	470,761
Central Japan Railway Co.	19,100	2,854,866
Chiba Bank Ltd. (The)(x)	74,600	488,462
Chubu Electric Power Co., Inc.	83,600	1,075,909
Chugai Pharmaceutical Co. Ltd.	89,500	3,628,499
Chugoku Electric Power Co., Inc. (The)(x)	39,900	489,719
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	311,846
Concordia Financial Group Ltd.(x)	138,600	562,036
Cosmos Pharmaceutical Corp.	2,400	374,333
CyberAgent, Inc.	54,000	971,976
Dai Nippon Printing Co. Ltd.	30,800	645,068
Daifuku Co. Ltd.	13,400	1,311,863
Dai-ichi Life Holdings, Inc.(x)	143,700	2,468,434
Daiichi Sankyo Co. Ltd.	223,500	6,509,709
Daikin Industries Ltd.	32,700	6,591,682
Daito Trust Construction Co. Ltd.	8,900	1,031,267
Daiwa House Industry Co. Ltd.	73,800	2,160,179
Daiwa House REIT Investment Corp. (REIT)	264	708,371
Daiwa Securities Group, Inc.(x)	199,700	1,031,821
Denso Corp.	57,500	3,815,331
Dentsu Group, Inc.	28,381	909,935
Disco Corp.	3,800	1,192,594
East Japan Railway Co.	39,709	2,811,279
Eisai Co. Ltd.	33,300	2,231,228
ENEOS Holdings, Inc.(x)	399,790	1,811,106
FANUC Corp.	25,200	5,959,467
Fast Retailing Co. Ltd.	7,600	6,049,113
Fuji Electric Co. Ltd.	17,900	745,261
FUJIFILM Holdings Corp.	48,000	2,848,571
Fujitsu Ltd.	26,200	3,785,956
Fukuoka Financial Group, Inc.(x)	24,000	454,965
GLP J-REIT (REIT)	495	812,743
GMO Payment Gateway, Inc.	5,100	676,162
Hakuhodo DY Holdings, Inc.	33,300	554,875
Hamamatsu Photonics KK	19,200	1,134,053
Hankyu Hanshin Holdings, Inc.	30,500	976,496
Harmonic Drive Systems, Inc.(x)	5,500	371,551
Hikari Tsushin, Inc.	2,600	522,935
Hino Motors Ltd.	37,100	318,981
Hirose Electric Co. Ltd.	4,124	633,917
Hisamitsu Pharmaceutical Co., Inc.	7,600	494,884
Hitachi Construction Machinery Co. Ltd.	15,400	493,050
Hitachi Ltd.	128,900	5,825,384
Hitachi Metals Ltd.	31,200	513,402
Honda Motor Co. Ltd.	217,200	6,510,606
Hoshizaki Corp.	6,900	615,687
Hoya Corp.	50,100	5,884,403
Hulic Co. Ltd.	42,200	497,367
Ibiden Co. Ltd.	15,000	689,546
Idemitsu Kosan Co. Ltd.(x)	24,077	620,598
Iida Group Holdings Co. Ltd.	20,800	502,694
Inpex Corp.	132,400	903,991
Isuzu Motors Ltd.	71,200	764,568
Ito En Ltd.	6,900	423,129
ITOCHU Corp.(x)	179,500	5,815,006
Itochu Techno-Solutions Corp.	14,200	457,196
Japan Airlines Co. Ltd.*	16,538	368,922
Japan Airport Terminal Co. Ltd.	7,000	343,915
Japan Exchange Group, Inc.	69,000	1,617,114
Japan Metropolitan Fund Invest (REIT)	930	949,948
Japan Post Bank Co. Ltd.(x)	51,600	495,845
Japan Post Holdings Co. Ltd.*	206,100	1,836,612
Japan Post Insurance Co. Ltd.	26,300	540,133
Japan Real Estate Investment Corp. (REIT)	175	1,032,061
Japan Tobacco, Inc.	158,800	3,047,641
JFE Holdings, Inc.	60,500	744,741
JSR Corp.(x)	26,100	787,302
Kajima Corp.	59,800	848,461
Kakaku.com, Inc.	16,200	441,851
Kansai Electric Power Co., Inc. (The)	91,100	985,665
Kansai Paint Co. Ltd.	21,800	581,793
Kao Corp.	64,200	4,240,186
KDDI Corp.(x)	214,900	6,589,167
Keihan Holdings Co. Ltd.	12,699	527,572
Keikyu Corp.	27,800	419,542
Keio Corp.	13,600	913,832
Keisei Electric Railway Co. Ltd.	18,500	604,832
Keyence Corp.	24,140	10,959,745
Kikkoman Corp.	18,900	1,124,868
Kintetsu Group Holdings Co. Ltd.*	23,500	895,642
Kirin Holdings Co. Ltd.	109,600	2,098,955
Kobayashi Pharmaceutical Co. Ltd.	6,200	578,424
Kobe Bussan Co. Ltd.	15,700	420,415
Koei Tecmo Holdings Co. Ltd.	8,320	373,076
Koito Manufacturing Co. Ltd.	13,800	924,778
Komatsu Ltd.	116,300	3,591,147
Konami Holdings Corp.(x)	11,800	702,298
Kose Corp.	4,700	664,728
Kubota Corp.	138,200	3,144,682
Kuraray Co. Ltd.	47,200	538,393
Kurita Water Industries Ltd.	14,100	604,240
Kyocera Corp.	42,100	2,671,054
Kyowa Kirin Co. Ltd.	34,300	1,025,360
Kyushu Electric Power Co., Inc.	55,200	544,397
Kyushu Railway Co.	18,800	437,039
Lasertec Corp.	9,500	1,245,789
Lawson, Inc.	5,600	274,626
Lion Corp.	29,800	581,063
Lixil Corp.	34,000	944,231
M3, Inc.	58,800	4,020,545
Makita Corp.	29,800	1,277,047
Marubeni Corp.	217,600	1,809,583
Marui Group Co. Ltd.(x)	26,700	501,326
Mazda Motor Corp.	71,600	583,276
McDonald’s Holdings Co. Japan Ltd.	8,076	371,981
Medipal Holdings Corp.	22,000	422,018
Meiji Holdings Co. Ltd.(x)	15,222	978,827
Mercari, Inc.*	11,900	539,517
Minebea Mitsumi, Inc.	46,900	1,198,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MISUMI Group, Inc.	36,700	$1,065,618
Mitsubishi Chemical Holdings Corp.	168,100	1,259,934
Mitsubishi Corp.	178,100	5,034,572
Mitsubishi Electric Corp.	243,200	3,704,284
Mitsubishi Estate Co. Ltd.	154,900	2,703,493
Mitsubishi Gas Chemical Co., Inc.	19,200	470,615
Mitsubishi HC Capital, Inc.(x)	87,200	526,074
Mitsubishi Heavy Industries Ltd.	42,699	1,330,042
Mitsubishi UFJ Financial Group, Inc.	1,609,200	8,599,355
Mitsui & Co. Ltd.(x)	217,300	4,517,720
Mitsui Chemicals, Inc.	24,400	770,178
Mitsui Fudosan Co. Ltd.	120,600	2,737,666
Miura Co. Ltd.	11,600	626,489
Mizuho Financial Group, Inc.	321,343	4,640,573
MonotaRO Co. Ltd.	32,400	876,095
MS&AD Insurance Group Holdings, Inc.	58,680	1,721,845
Murata Manufacturing Co. Ltd.	76,500	6,108,946
Nabtesco Corp.	15,000	685,482
Nagoya Railroad Co. Ltd.*	26,200	623,026
NEC Corp.	34,000	2,002,077
Nexon Co. Ltd.	64,800	2,100,989
NGK Insulators Ltd.	31,600	577,633
NGK Spark Plug Co. Ltd.	21,400	369,342
NH Foods Ltd.(x)	9,700	415,683
Nidec Corp.	58,800	7,134,595
Nihon M&A Center, Inc.	39,400	1,065,019
Nintendo Co. Ltd.	14,700	8,205,979
Nippon Building Fund, Inc. (REIT)	191	1,122,971
Nippon Express Co. Ltd.	9,900	736,744
Nippon Paint Holdings Co. Ltd.	99,000	1,426,101
Nippon Prologis REIT, Inc. (REIT)	259	831,560
Nippon Sanso Holdings Corp.	17,200	326,835
Nippon Shinyaku Co. Ltd.(x)	6,600	490,567
Nippon Steel Corp.	107,008	1,823,171
Nippon Telegraph & Telephone Corp.(x)	171,496	4,401,821
Nippon Yusen KK(x)	19,600	668,232
Nissan Chemical Corp.(x)	15,600	832,657
Nissan Motor Co. Ltd.*	304,200	1,692,091
Nisshin Seifun Group, Inc.(x)	29,315	489,797
Nissin Foods Holdings Co. Ltd.(x)	8,000	593,181
Nitori Holdings Co. Ltd.	10,300	1,993,023
Nitto Denko Corp.	21,300	1,819,806
Nomura Holdings, Inc.	412,400	2,165,449
Nomura Real Estate Holdings, Inc.	14,100	339,368
Nomura Real Estate Master Fund, Inc. (REIT)	539	810,021
Nomura Research Institute Ltd.	43,198	1,336,222
NSK Ltd.(x)	51,800	530,982
NTT Data Corp.	84,100	1,301,091
Obayashi Corp.	84,300	772,766
Obic Co. Ltd.	9,100	1,662,615
Odakyu Electric Railway Co. Ltd.	38,400	1,049,086
Oji Holdings Corp.	108,400	700,965
Olympus Corp.	153,400	3,173,984
Omron Corp.	24,700	1,927,370
Ono Pharmaceutical Co. Ltd.	49,300	1,286,764
Oracle Corp.	4,900	477,941
Oriental Land Co. Ltd.(x)	26,600	3,993,904
ORIX Corp.	172,900	2,916,931
Orix JREIT, Inc. (REIT)	362	629,025
Osaka Gas Co. Ltd.	51,800	1,009,100
Otsuka Corp.	13,200	617,530
Otsuka Holdings Co. Ltd.	52,000	2,201,165
Pan Pacific International Holdings Corp.	54,900	1,294,594
Panasonic Corp.	294,200	3,782,287
PeptiDream, Inc.*	11,900	543,816
Persol Holdings Co. Ltd.	24,800	484,689
Pigeon Corp.	14,900	565,184
Pola Orbis Holdings, Inc.	10,600	255,032
Rakuten Group, Inc.	115,800	1,379,455
Recruit Holdings Co. Ltd.	178,800	8,721,597
Renesas Electronics Corp.*	97,400	1,055,588
Resona Holdings, Inc.	264,205	1,109,076
Ricoh Co. Ltd.(x)	83,800	850,677
Rinnai Corp.	5,000	559,494
Rohm Co. Ltd.	11,800	1,152,025
Ryohin Keikaku Co. Ltd.	29,700	702,232
Santen Pharmaceutical Co. Ltd.	48,200	662,981
SBI Holdings, Inc.	30,220	818,785
SCSK Corp.	6,200	367,324
Secom Co. Ltd.	27,500	2,313,005
Sega Sammy Holdings, Inc.	20,300	316,623
Seibu Holdings, Inc.	29,000	319,530
Seiko Epson Corp.(x)	36,900	599,865
Sekisui Chemical Co. Ltd.(x)	48,000	921,201
Sekisui House Ltd.	82,500	1,768,842
Seven & i Holdings Co. Ltd.	100,400	4,046,830
SG Holdings Co. Ltd.	41,800	957,748
Sharp Corp.(x)	30,400	524,398
Shimadzu Corp.	30,100	1,088,738
Shimamura Co. Ltd.	3,200	369,058
Shimano, Inc.	10,000	2,382,028
Shimizu Corp.	69,900	565,639
Shin-Etsu Chemical Co. Ltd.	46,600	7,832,251
Shinsei Bank Ltd.	24,200	391,003
Shionogi & Co. Ltd.	34,800	1,870,667
Shiseido Co. Ltd.	53,300	3,572,749
Shizuoka Bank Ltd. (The)	52,600	413,294
SMC Corp.	7,600	4,414,143
SoftBank Corp.(x)	382,700	4,971,903
SoftBank Group Corp.	207,200	17,459,255
Sohgo Security Services Co. Ltd.	10,400	491,235
Sompo Holdings, Inc.	44,725	1,713,465
Sony Group Corp.	166,700	17,456,640
Square Enix Holdings Co. Ltd.	11,800	655,408
Stanley Electric Co. Ltd.	16,900	502,917
Subaru Corp.(x)	81,400	1,620,281
SUMCO Corp.	35,600	812,153
Sumitomo Chemical Co. Ltd.(x)	203,400	1,052,592
Sumitomo Corp.	153,800	2,190,495
Sumitomo Dainippon Pharma Co. Ltd.(x)	24,100	419,424
Sumitomo Electric Industries Ltd.	99,600	1,491,414
Sumitomo Metal Mining Co. Ltd.	30,099	1,299,102
Sumitomo Mitsui Financial Group, Inc.	170,997	6,188,169
Sumitomo Mitsui Trust Holdings, Inc.	44,468	1,549,804
Sumitomo Realty & Development Co. Ltd.(x)	41,400	1,460,451
Sundrug Co. Ltd.	10,800	395,033
Suntory Beverage & Food Ltd.	19,000	706,119
Suzuken Co. Ltd.	10,320	403,107
Suzuki Motor Corp.	48,600	2,205,599
Sysmex Corp.	22,100	2,380,154
T&D Holdings, Inc.	71,700	923,407
Taiheiyo Cement Corp.	13,200	347,033
Taisei Corp.	26,600	1,025,803
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	322,420
Takeda Pharmaceutical Co. Ltd.	207,163	7,455,810
TDK Corp.	16,900	2,339,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teijin Ltd.(x)	22,400	$385,792
Terumo Corp.	86,000	3,106,019
THK Co. Ltd.	17,100	591,492
TIS, Inc.	29,500	703,631
Tobu Railway Co. Ltd.	25,300	679,998
Toho Co. Ltd.	16,100	652,870
Toho Gas Co. Ltd.(x)	9,100	561,328
Tohoku Electric Power Co., Inc.	52,000	490,765
Tokio Marine Holdings, Inc.(x)	84,200	4,003,730
Tokyo Century Corp.(x)	5,800	389,722
Tokyo Electric Power Co. Holdings, Inc.*	192,700	642,188
Tokyo Electron Ltd.	19,600	8,282,538
Tokyo Gas Co. Ltd.	47,900	1,065,286
Tokyu Corp.(x)	62,900	837,341
Tokyu Fudosan Holdings Corp.	81,900	484,484
Toppan Printing Co. Ltd.	32,200	543,816
Toray Industries, Inc.	187,000	1,203,319
Toshiba Corp.	50,700	1,712,513
Tosoh Corp.(x)	32,200	615,937
TOTO Ltd.	19,200	1,179,137
Toyo Suisan Kaisha Ltd.	10,900	457,756
Toyoda Gosei Co. Ltd.	8,500	223,238
Toyota Industries Corp.	19,900	1,772,084
Toyota Motor Corp.	280,370	21,816,825
Toyota Tsusho Corp.	28,700	1,203,987
Trend Micro, Inc.	18,600	930,630
Tsuruha Holdings, Inc.	5,000	644,841
Unicharm Corp.	52,400	2,198,221
United Urban Investment Corp. (REIT)	428	574,403
USS Co. Ltd.	31,900	623,451
Welcia Holdings Co. Ltd.	13,200	453,014
West Japan Railway Co.(x)	21,600	1,196,803
Yakult Honsha Co. Ltd.	17,900	905,306
Yamada Holdings Co. Ltd.	92,500	498,736
Yamaha Corp.	18,600	1,009,582
Yamaha Motor Co. Ltd.	37,600	920,601
Yamato Holdings Co. Ltd.	38,500	1,055,295
Yamazaki Baking Co. Ltd.	17,000	274,671
Yaskawa Electric Corp.	31,600	1,572,508
Yokogawa Electric Corp.	28,100	517,207
Z Holdings Corp.	359,100	1,785,689
ZOZO, Inc.	14,300	422,317

		533,349,997

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	703,283

Luxembourg (0.2%)
ArcelorMittal SA	96,672	2,792,235
Eurofins Scientific SE	17,877	1,708,805
SES SA (FDR)	51,078	405,757

		4,906,797

Macau (0.2%)
Galaxy Entertainment Group Ltd.*	283,000	2,548,205
Sands China Ltd.*	335,200	1,675,116
SJM Holdings Ltd.	289,000	377,695
Wynn Macau Ltd.*	174,000	338,416

		4,939,432

Mexico (0.0%)
Fresnillo plc	26,103	310,987

Netherlands (4.3%)
ABN AMRO Bank NV (CVA)(m)	56,700	688,858
Adyen NV(m)*	2,419	5,399,775
Aegon NV	240,238	1,140,995
Akzo Nobel NV	26,001	2,905,218
Argenx SE*	6,075	1,668,477
ASM International NV	6,254	1,818,848
ASML Holding NV	56,268	34,114,495
EXOR NV	14,448	1,218,892
Heineken Holding NV	15,349	1,366,183
Heineken NV	34,532	3,548,231
ING Groep NV	519,667	6,357,402
JDE Peet’s NV*	10,621	389,849
Koninklijke Ahold Delhaize NV	146,646	4,084,329
Koninklijke DSM NV	22,962	3,885,644
Koninklijke KPN NV	457,427	1,552,413
Koninklijke Philips NV*	119,608	6,827,365
Koninklijke Vopak NV	8,433	419,804
NN Group NV	37,678	1,842,072
Randstad NV(x)	15,291	1,075,547
Royal Dutch Shell plc, Class A	541,286	10,550,014
Royal Dutch Shell plc, Class B	488,438	8,989,365
Wolters Kluwer NV	35,363	3,073,770

		102,917,546

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	92,829	558,850
Auckland International Airport Ltd.*	170,889	935,695
Fisher & Paykel Healthcare Corp. Ltd.	76,597	1,717,201
Mercury NZ Ltd.	88,765	402,958
Meridian Energy Ltd.	172,651	649,923
Ryman Healthcare Ltd.	53,722	574,048
Spark New Zealand Ltd.	257,539	805,796
Xero Ltd.*	16,176	1,554,608

		7,199,079

Norway (0.5%)
DNB ASA	122,966	2,616,558
Equinor ASA	130,203	2,546,777
Gjensidige Forsikring ASA	24,944	585,020
Mowi ASA	58,860	1,460,291
Norsk Hydro ASA	173,869	1,113,165
Orkla ASA	102,381	1,003,563
Schibsted ASA, Class A*	10,712	449,613
Schibsted ASA, Class B	12,088	432,464
Telenor ASA	94,829	1,668,597

		11,876,048

Portugal (0.1%)
EDP - Energias de Portugal SA	372,222	2,125,778
Galp Energia SGPS SA	63,649	740,440
Jeronimo Martins SGPS SA	30,166	507,641

		3,373,859

Russia (0.0%)
Evraz plc	61,370	489,015

Singapore (1.0%)
Ascendas REIT (REIT)	428,866	972,377
CapitaLand Integrated Commercial Trust (REIT)	626,619	1,010,826
CapitaLand Ltd.	327,700	915,962
City Developments Ltd.	65,700	389,746
DBS Group Holdings Ltd.	239,200	5,119,363
Genting Singapore Ltd.	744,641	509,270
Keppel Corp. Ltd.	186,200	736,384
Mapletree Commercial Trust (REIT)	300,400	473,422
Mapletree Logistics Trust (REIT)	421,458	604,679
Oversea-Chinese Banking Corp. Ltd.	440,606	3,848,588
Singapore Airlines Ltd.*	164,400	678,278
Singapore Exchange Ltd.	109,200	809,340
Singapore Technologies Engineering Ltd.	207,400	599,752
Singapore Telecommunications Ltd.	1,087,700	1,972,932
Suntec REIT (REIT)	250,000	289,920
United Overseas Bank Ltd.	154,875	2,973,849
UOL Group Ltd.	71,211	418,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Venture Corp. Ltd.	36,400	$542,807

		22,865,698

South Africa (0.3%)
Anglo American plc	163,437	6,404,558

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA(x)	31,289	1,036,933
Aena SME SA(m)*	8,990	1,458,038
Amadeus IT Group SA*	60,018	4,249,732
Banco Bilbao Vizcaya Argentaria SA	888,339	4,610,808
Banco Santander SA	2,282,518	7,754,426
CaixaBank SA	587,476	1,818,095
Cellnex Telecom SA(m)	41,449	2,386,616
Enagas SA	30,951	672,206
Endesa SA	41,251	1,091,341
Ferrovial SA	62,366	1,625,827
Grifols SA	40,465	1,059,632
Iberdrola SA	807,331	10,400,126
Industria de Diseno Textil SA	145,327	4,788,942
Naturgy Energy Group SA(x)	37,251	913,001
Red Electrica Corp. SA	55,324	979,665
Repsol SA	201,733	2,498,203
Siemens Gamesa Renewable Energy SA	32,621	1,262,403
Telefonica SA	669,252	2,995,703

		51,601,697

Sweden (3.1%)
Alfa Laval AB*	41,667	1,259,535
Assa Abloy AB, Class B	133,533	3,837,748
Atlas Copco AB, Class A	87,843	5,346,952
Atlas Copco AB, Class B	51,980	2,705,106
Boliden AB	35,369	1,312,145
Electrolux AB(x)	30,895	856,794
Epiroc AB, Class A	87,114	1,973,006
Epiroc AB, Class B	53,606	1,116,811
EQT AB	32,196	1,059,873
Essity AB, Class B(x)	81,079	2,561,381
Evolution Gaming Group AB(m)	20,763	3,057,351
Fastighets AB Balder, Class B*	14,348	710,709
H & M Hennes & Mauritz AB, Class B*	104,847	2,362,027
Hexagon AB, Class B	36,987	3,411,793
Husqvarna AB, Class B	52,123	750,800
ICA Gruppen AB	13,090	640,003
Industrivarden AB, Class A*	15,139	556,784
Industrivarden AB, Class C*	20,811	730,123
Investment AB Latour, Class B	18,533	480,013
Investor AB, Class B	60,683	4,838,826
Kinnevik AB, Class B(x)*	32,560	1,582,991
L E Lundbergforetagen AB, Class B*	9,254	505,219
Lundin Energy AB	23,498	738,294
Nibe Industrier AB, Class B	41,374	1,282,893
Sandvik AB*	150,138	4,101,807
Securitas AB, Class B	40,376	686,537
Skandinaviska Enskilda Banken AB, Class A(x)	215,928	2,631,896
Skanska AB, Class B(x)	42,740	1,071,748
SKF AB, Class B	49,545	1,408,043
Svenska Cellulosa AB SCA, Class B*	80,024	1,416,131
Svenska Handelsbanken AB, Class A(x)	203,186	2,206,943
Swedbank AB, Class A(x)	120,650	2,126,083
Swedish Match AB	22,028	1,719,674
Tele2 AB, Class B	66,531	897,395
Telefonaktiebolaget LM Ericsson, Class B	388,858	5,144,879
Telia Co. AB	321,984	1,394,713
Volvo AB, Class B(x)	189,013	4,780,811

		73,263,837

Switzerland (8.5%)
ABB Ltd. (Registered)	242,221	7,319,295
Adecco Group AG (Registered)	19,946	1,343,029
Alcon, Inc.*	65,507	4,586,842
Baloise Holding AG (Registered)	5,933	1,009,392
Banque Cantonale Vaudoise (Registered)	3,614	352,548
Barry Callebaut AG (Registered)	402	908,503
Chocoladefabriken Lindt & Spruengli AG	130	1,134,741
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,098,238
Cie Financiere Richemont SA (Registered)	68,532	6,579,478
Clariant AG (Registered)	24,093	485,862
Coca-Cola HBC AG	25,890	824,484
Credit Suisse Group AG	326,105	3,416,486
EMS-Chemie Holding AG (Registered)	1,105	986,743
Geberit AG (Registered)	4,935	3,141,190
Givaudan SA (Registered)	1,230	4,739,629
Julius Baer Group Ltd.	30,357	1,941,255
Kuehne + Nagel International AG (Registered)	7,241	2,066,230
LafargeHolcim Ltd. (Registered)*	69,111	4,061,181
Logitech International SA (Registered)	21,909	2,298,110
Lonza Group AG (Registered)	9,921	5,546,481
Nestle SA (Registered)	380,840	42,445,840
Novartis AG (Registered)	293,509	25,082,497
Partners Group Holding AG	2,464	3,146,641
Roche Holding AG	92,872	30,014,021
Roche Holding AG CHF 1	4,230	1,445,580
Schindler Holding AG	5,425	1,593,377
Schindler Holding AG (Registered)	2,502	716,861
SGS SA (Registered)	793	2,249,413
Sika AG (Registered)	18,889	5,396,001
Sonova Holding AG (Registered)*	7,102	1,881,543
STMicroelectronics NV	84,508	3,219,841
Straumann Holding AG (Registered)	1,355	1,690,255
Swatch Group AG (The)	3,905	1,123,387
Swatch Group AG (The) (Registered)	7,880	438,959
Swiss Life Holding AG (Registered)	4,027	1,979,521
Swiss Prime Site AG (Registered)	10,121	933,233
Swiss Re AG	38,022	3,739,645
Swisscom AG (Registered)(x)	3,476	1,864,606
Temenos AG (Registered)	8,707	1,253,333
UBS Group AG (Registered)	481,986	7,463,223
Vifor Pharma AG(x)	6,324	860,797
Zurich Insurance Group AG	19,806	8,453,410

		200,831,701

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.8%)
3i Group plc	126,520	2,011,940
Admiral Group plc	24,387	1,042,554
Ashtead Group plc	59,860	3,570,770
Associated British Foods plc*	46,366	1,543,672
AstraZeneca plc	173,474	17,331,292
Auto Trader Group plc(m)*	131,363	1,004,002
AVEVA Group plc	14,658	691,501
Aviva plc	523,278	2,944,718
BAE Systems plc	427,442	2,975,821
Barclays plc	2,311,134	5,923,652
Barratt Developments plc*	131,569	1,354,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Berkeley Group Holdings plc	16,078	$983,910
BP plc	2,673,446	10,859,658
British American Tobacco plc	302,866	11,582,312
British Land Co. plc (The) (REIT)	109,910	764,883
BT Group plc*	1,189,088	2,537,600
Bunzl plc	45,522	1,457,837
Burberry Group plc*	53,472	1,399,508
CK Hutchison Holdings Ltd.	352,152	2,806,218
CNH Industrial NV	137,466	2,127,118
Coca-Cola European Partners plc	27,156	1,416,457
Compass Group plc*	237,657	4,788,370
Croda International plc	18,062	1,580,669
DCC plc	13,445	1,165,869
Diageo plc	309,029	12,736,089
Direct Line Insurance Group plc	179,656	775,962
Entain plc*	78,835	1,649,792
Experian plc	122,095	4,202,955
GlaxoSmithKline plc	662,570	11,764,837
Halma plc	49,772	1,628,936
Hargreaves Lansdown plc	42,558	904,405
HSBC Holdings plc	2,692,394	15,708,060
Imperial Brands plc	126,087	2,593,447
Informa plc*	196,588	1,517,149
InterContinental Hotels Group plc*	23,118	1,585,556
Intertek Group plc	21,271	1,642,742
J Sainsbury plc	236,024	789,053
JD Sports Fashion plc*	54,043	614,357
Johnson Matthey plc	25,412	1,055,544
Kingfisher plc*	284,524	1,248,515
Land Securities Group plc (REIT)	90,160	857,757
Legal & General Group plc	794,933	3,058,642
Lloyds Banking Group plc*	9,430,830	5,530,121
London Stock Exchange Group plc	41,405	3,961,417
M&G plc	351,928	1,006,238
Melrose Industries plc*	647,248	1,489,242
Mondi plc	64,689	1,649,835
National Grid plc	460,533	5,485,457
Natwest Group plc	630,870	1,706,820
Next plc*	17,712	1,920,701
Ocado Group plc*	62,612	1,756,549
Pearson plc	102,353	1,088,757
Persimmon plc	41,588	1,685,597
Phoenix Group Holdings plc	77,863	788,104
Prudential plc	347,569	7,381,439
Reckitt Benckiser Group plc	93,579	8,382,941
RELX plc (London Stock Exchange)	127,309	3,192,494
RELX plc (Turquoise Stock Exchange)	130,049	3,266,731
Rentokil Initial plc*	246,660	1,647,180
Rolls-Royce Holdings plc*	1,101,068	1,598,383
RSA Insurance Group plc	131,352	1,233,168
Sage Group plc (The)	147,135	1,243,005
Schroders plc	16,221	782,679
Segro plc (REIT)	155,756	2,013,264
Severn Trent plc	32,847	1,044,223
Smith & Nephew plc	117,961	2,240,918
Smiths Group plc	54,056	1,145,770
Spirax-Sarco Engineering plc	9,939	1,562,017
SSE plc	138,513	2,778,381
St James’s Place plc	74,411	1,306,908
Standard Chartered plc	350,002	2,410,151
Standard Life Aberdeen plc	291,276	1,164,102
Taylor Wimpey plc*	488,456	1,215,124
Tesco plc	1,030,068	3,249,788
Unilever plc (Cboe Europe)	207,162	11,559,032
Unilever plc (London Stock Exchange)	140,398	7,850,497
United Utilities Group plc	86,371	1,102,360
Vodafone Group plc	3,519,259	6,398,357
Whitbread plc*	27,818	1,313,867
Wm Morrison Supermarkets plc	331,307	833,322
WPP plc	163,246	2,071,819

		256,255,440

United States (0.5%)
CyberArk Software Ltd.*	5,030	650,580
Ferguson plc	29,799	3,560,893
James Hardie Industries plc (CHDI)	59,063	1,787,274
QIAGEN NV*	29,815	1,442,966
Stellantis NV (Euronext Paris)	146,873	2,597,349
Stellantis NV (Italian Stock Exchange)	125,940	2,227,754
Tenaris SA	58,253	656,627

		12,923,443

Total Common Stocks (90.6%) (Cost $1,641,483,569)		2,149,890,887

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Snam SpA, expiring 4/7/21* (Cost $—)	268,166	275

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $700,003, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $714,003.(xx)	$700,000	700,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $5,701,067, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $5,815,089.(xx)	5,701,067	5,701,067
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $2,219,406.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $7,700,041, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,516,512.(xx)	$7,700,000	$7,700,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $2,000,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $2,212,081.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $25,000,132, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $27,747,922.(xx)	25,000,000	25,000,000

Total Repurchase Agreements		45,101,067

Total Short-Term Investments (2.3%) (Cost $55,101,067)		55,101,067

Total Investments in Securities (92.9%) (Cost $1,696,584,636)		2,204,992,229
Other Assets Less Liabilities (7.1%)		168,861,300

Net Assets (100%)		$2,373,853,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $38,105,004 or 1.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $94,479,319. This was collateralized by $45,371,591 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $55,101,067 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$371,924,615	15.7%
Industrials	333,132,476	14.1
Consumer Discretionary	275,668,294	11.6
Health Care	256,941,480	10.8
Consumer Staples	220,603,635	9.3
Information Technology	192,460,593	8.1
Materials	170,961,832	7.2
Communication Services	112,255,430	4.7
Utilities	78,473,880	3.3
Energy	71,177,401	3.0
Real Estate	66,291,526	2.8
Repurchase Agreements	45,101,067	1.9
Investment Company	10,000,000	0.4
Cash and Other	168,861,300	7.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	257,685	6,318,191	—	(164,082)	(1,694)	763,139	6,915,554	—	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,958	6/2021	EUR	88,769,029	1,740,976
FTSE 100 Index	602	6/2021	GBP	55,434,320	(223,166)
SPI 200 Index	172	6/2021	AUD	22,098,196	113,760
TOPIX Index	309	6/2021	JPY	54,530,233	1,813,096

					3,444,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	67,392,563	EUR	56,587,064	HSBC Bank plc	6/18/2021	926,830

Total unrealized appreciation						926,830

AUD	21,432,966	USD	16,503,255	HSBC Bank plc	6/18/2021	(218,545)
GBP	29,983,917	USD	41,669,249	HSBC Bank plc	6/18/2021	(323,826)
JPY	4,258,048,871	USD	39,180,376	HSBC Bank plc	6/18/2021	(697,059)

Total unrealized depreciation						(1,239,430)

Net unrealized depreciation						(312,600)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$172,305,425	$—		$172,305,425
Austria	—	3,987,171	—		3,987,171
Belgium	—	18,280,748	—		18,280,748
Brazil	—	1,235,465	—		1,235,465
Chile	—	1,224,025	—		1,224,025
China	—	11,193,767	—		11,193,767
Denmark	—	51,176,527	—		51,176,527
Finland	—	25,658,069	—		25,658,069
France	—	231,654,488	—		231,654,488
Germany	—	204,508,853	—		204,508,853
Hong Kong	3,908,645	57,963,390	—		61,872,035
Ireland	—	15,400,822	—		15,400,822
Israel	5,281,666	6,814,335	—		12,096,001
Italy	—	45,085,074	—		45,085,074
Japan	—	533,349,997	—		533,349,997
Jordan	—	703,283	—		703,283
Luxembourg	—	4,906,797	—		4,906,797
Macau	—	4,939,432	—		4,939,432
Mexico	—	310,987	—		310,987
Netherlands	—	102,917,546	—		102,917,546
New Zealand	—	7,199,079	—		7,199,079
Norway	—	11,876,048	—		11,876,048
Portugal	—	3,373,859	—		3,373,859
Russia	—	489,015	—		489,015
Singapore	—	22,865,698	—		22,865,698
South Africa	—	6,404,558	—		6,404,558
Spain	—	51,601,697	—		51,601,697
Sweden	—	73,263,837	—		73,263,837
Switzerland	—	200,831,701	—		200,831,701
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,416,457	254,838,983	—		256,255,440
United States	650,580	12,272,863	—		12,923,443
Forward Currency Contracts	—	926,830	—		926,830
Futures	3,667,832	—	—		3,667,832
Rights
Italy	—	275	—		275
Short-Term Investments
Investment Company	10,000,000	—	—		10,000,000
Repurchase Agreements	—	45,101,067	—		45,101,067

Total Assets	$24,925,180	$2,184,661,711	$—		$2,209,586,891

Liabilities:
Forward Currency Contracts	$—	$(1,239,430)	$—		$(1,239,430)
Futures	(223,166)	—	—		(223,166)

Total Liabilities	$(223,166)	$(1,239,430)	$—		$(1,462,596)

Total	$24,702,014	$2,183,422,281	$—		$2,208,124,295

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$705,459,318
Aggregate gross unrealized depreciation	(209,073,816)

Net unrealized appreciation	$496,385,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,711,738,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	16,110	$487,650
Lumen Technologies, Inc.	2,220	29,637
Verizon Communications, Inc.	9,360	544,284

		1,061,571

Entertainment (0.5%)
Activision Blizzard, Inc.	1,740	161,820
Electronic Arts, Inc.	660	89,344
Live Nation Entertainment, Inc.*	319	27,004
Netflix, Inc.*	1,000	521,660
Take-Two Interactive Software, Inc.*	270	47,709
Walt Disney Co. (The)*	4,083	753,395

		1,600,932

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	700	1,443,764
Alphabet, Inc., Class C*	660	1,365,296
Facebook, Inc., Class A*	5,450	1,605,188
Twitter, Inc.*	1,790	113,898

		4,528,146

Media (0.3%)
Charter Communications, Inc., Class A*	330	203,617
Comcast Corp., Class A	10,320	558,415
Discovery, Inc., Class A*	360	15,646
Discovery, Inc., Class C*	660	24,347
DISH Network Corp., Class A*	535	19,367
Fox Corp., Class A	740	26,721
Fox Corp., Class B	329	11,492
Interpublic Group of Cos., Inc. (The)	880	25,696
News Corp., Class A	870	22,124
News Corp., Class B	270	6,334
Omnicom Group, Inc.	460	34,109
ViacomCBS, Inc.	1,275	57,503

		1,005,371

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,311	164,255

Total Communication Services		8,360,275

Consumer Discretionary (3.2%)
Auto Components (0.0%)
Aptiv plc*	600	82,740
BorgWarner, Inc.	540	25,034

		107,774

Automobiles (0.5%)
Ford Motor Co.*	8,820	108,045
General Motors Co.*	2,850	163,761
Tesla, Inc.*	1,740	1,162,198

		1,434,004

Distributors (0.0%)
Genuine Parts Co.	300	34,677
LKQ Corp.*	630	26,668
Pool Corp.	92	31,762

		93,107

Hotels, Restaurants & Leisure (0.5%)
Caesars Entertainment, Inc.*	471	41,189
Carnival Corp.*	1,680	44,587
Chipotle Mexican Grill, Inc.*	75	106,562
Darden Restaurants, Inc.	270	38,340
Domino’s Pizza, Inc.	88	32,366
Hilton Worldwide Holdings, Inc.*	600	72,552
Las Vegas Sands Corp.*	732	44,476
Marriott International, Inc., Class A*	600	88,866
McDonald’s Corp.	1,680	376,555
MGM Resorts International	900	34,191
Norwegian Cruise Line Holdings Ltd.(x)*	690	19,037
Penn National Gaming, Inc.*	337	35,331
Royal Caribbean Cruises Ltd.*	420	35,956
Starbucks Corp.	2,640	288,473
Wynn Resorts Ltd.*	190	23,820
Yum! Brands, Inc.	660	71,399

		1,353,700

Household Durables (0.1%)
DR Horton, Inc.	750	66,840
Garmin Ltd.	330	43,510
Leggett & Platt, Inc.	270	12,326
Lennar Corp., Class A	600	60,738
Mohawk Industries, Inc.*	120	23,077
Newell Brands, Inc.	840	22,495
NVR, Inc.*	8	37,687
PulteGroup, Inc.	600	31,464
Whirlpool Corp.	150	33,053

		331,190

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	974	3,013,634
Booking Holdings, Inc.*	100	232,984
eBay, Inc.	1,480	90,635
Etsy, Inc.*	274	55,258
Expedia Group, Inc.*	300	51,636

		3,444,147

Leisure Products (0.0%)
Hasbro, Inc.	270	25,952

Multiline Retail (0.1%)
Dollar General Corp.	550	111,441
Dollar Tree, Inc.*	530	60,664
Target Corp.	1,130	223,819

		395,924

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	160	29,358
AutoZone, Inc.*	60	84,258
Best Buy Co., Inc.	520	59,701
CarMax, Inc.*	370	49,084
Gap, Inc. (The)*	440	13,103
Home Depot, Inc. (The)	2,450	747,863
L Brands, Inc.*	500	30,930
Lowe’s Cos., Inc.	1,660	315,699
O’Reilly Automotive, Inc.*	180	91,305
Ross Stores, Inc.	790	94,729
TJX Cos., Inc. (The)	2,710	179,267
Tractor Supply Co.	270	47,812
Ulta Beauty, Inc.*	120	37,100

		1,780,209

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	780	15,343
NIKE, Inc., Class B	2,820	374,750
PVH Corp.*	150	15,855
Ralph Lauren Corp.*	90	11,085
Tapestry, Inc.*	600	24,726
Under Armour, Inc., Class A*	420	9,307
Under Armour, Inc., Class C*	420	7,753
VF Corp.	720	57,542

		516,361

Total Consumer Discretionary		9,482,368

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	390	26,898
Coca-Cola Co. (The)	8,730	460,158
Constellation Brands, Inc., Class A	390	88,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B*	420	$21,483
Monster Beverage Corp.*	830	75,605
PepsiCo, Inc.	3,120	441,324

		1,114,388

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,010	356,005
Kroger Co. (The)	1,740	62,623
Sysco Corp.	1,140	89,763
Walgreens Boots Alliance, Inc.	1,620	88,938
Walmart, Inc.	3,130	425,148

		1,022,477

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,230	70,110
Campbell Soup Co.	450	22,622
Conagra Brands, Inc.	1,080	40,608
General Mills, Inc.	1,380	84,622
Hershey Co. (The)	330	52,193
Hormel Foods Corp.	630	30,101
JM Smucker Co. (The)	240	30,367
Kellogg Co.	570	36,081
Kraft Heinz Co. (The)	1,440	57,600
Lamb Weston Holdings, Inc.	330	25,569
McCormick & Co., Inc. (Non-Voting)	540	48,146
Mondelez International, Inc., Class A	3,210	187,881
Tyson Foods, Inc., Class A	660	49,038

		734,938

Household Products (0.4%)
Church & Dwight Co., Inc.	540	47,169
Clorox Co. (The)	270	52,078
Colgate-Palmolive Co.	1,920	151,354
Kimberly-Clark Corp.	750	104,287
Procter & Gamble Co. (The)	5,610	759,762

		1,114,650

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	510	148,334

Tobacco (0.2%)
Altria Group, Inc.	4,200	214,872
Philip Morris International, Inc.	3,510	311,477

		526,349

Total Consumer Staples		4,661,136

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,530	33,063
Halliburton Co.	1,980	42,491
NOV, Inc.*	870	11,936
Schlumberger NV	3,150	85,649

		173,139

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.*	840	15,036
Cabot Oil & Gas Corp.	900	16,902
Chevron Corp.	4,355	456,361
ConocoPhillips	3,013	159,599
Devon Energy Corp.	840	18,354
Diamondback Energy, Inc.	330	24,252
EOG Resources, Inc.	1,320	95,740
Exxon Mobil Corp.	9,540	532,618
Hess Corp.	600	42,456
HollyFrontier Corp.	330	11,807
Kinder Morgan, Inc.	4,380	72,927
Marathon Oil Corp.	1,770	18,904
Marathon Petroleum Corp.	1,470	78,630
Occidental Petroleum Corp.	1,876	49,939
ONEOK, Inc.	990	50,153
Phillips 66	960	78,278
Pioneer Natural Resources Co.	360	57,175
Valero Energy Corp.	900	64,440
Williams Cos., Inc. (The)	2,730	64,674

		1,908,245

Total Energy		2,081,384

Financials (2.8%)
Banks (1.1%)
Bank of America Corp.	17,228	666,551
Citigroup, Inc.	4,710	342,652
Citizens Financial Group, Inc.	960	42,384
Comerica, Inc.	300	21,522
Fifth Third Bancorp	1,590	59,545
First Republic Bank	390	65,032
Huntington Bancshares, Inc.	2,280	35,842
JPMorgan Chase & Co.	6,900	1,050,387
KeyCorp	2,190	43,756
M&T Bank Corp.	270	40,935
People’s United Financial, Inc.	960	17,184
PNC Financial Services Group, Inc. (The)	960	168,394
Regions Financial Corp.	2,160	44,626
SVB Financial Group*	120	59,239
Truist Financial Corp.	3,043	177,468
US Bancorp	3,090	170,908
Wells Fargo & Co.	9,333	364,640
Zions Bancorp NA	360	19,786

		3,390,851

Capital Markets (0.7%)
Ameriprise Financial, Inc.	270	62,761
Bank of New York Mellon Corp. (The)	1,830	86,541
BlackRock, Inc.	317	239,005
Cboe Global Markets, Inc.	240	23,686
Charles Schwab Corp. (The)	3,369	219,591
CME Group, Inc.	810	165,426
Franklin Resources, Inc.	600	17,760
Goldman Sachs Group, Inc. (The)	780	255,060
Intercontinental Exchange, Inc.	1,260	140,717
Invesco Ltd.	840	21,185
MarketAxess Holdings, Inc.	84	41,825
Moody’s Corp.	360	107,500
Morgan Stanley	3,233	251,075
MSCI, Inc.	180	75,470
Nasdaq, Inc.	240	35,390
Northern Trust Corp.	450	47,300
Raymond James Financial, Inc.	270	33,091
S&P Global, Inc.	540	190,550
State Street Corp.	780	65,528
T. Rowe Price Group, Inc.	510	87,516

		2,166,977

Consumer Finance (0.1%)
American Express Co.	1,470	207,917
Capital One Financial Corp.	1,020	129,775
Discover Financial Services	690	65,543
Synchrony Financial	1,200	48,792

		452,027

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,316	1,102,609

Insurance (0.5%)
Aflac, Inc.	1,470	75,235
Allstate Corp. (The)	660	75,834
American International Group, Inc.	1,920	88,723
Aon plc, Class A	510	117,356
Arthur J Gallagher & Co.	420	52,403
Assurant, Inc.	120	17,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	1,020	$161,129
Cincinnati Financial Corp.	330	34,020
Everest Re Group Ltd.	90	22,303
Globe Life, Inc.	210	20,292
Hartford Financial Services Group, Inc. (The)	810	54,100
Lincoln National Corp.	390	24,285
Loews Corp.	510	26,153
Marsh & McLennan Cos., Inc.	1,140	138,852
MetLife, Inc.	1,710	103,951
Principal Financial Group, Inc.	570	34,177
Progressive Corp. (The)	1,320	126,205
Prudential Financial, Inc.	870	79,257
Travelers Cos., Inc. (The)	570	85,728
Unum Group	450	12,524
W R Berkley Corp.	296	22,304
Willis Towers Watson plc	300	68,664

		1,440,507

Total Financials		8,552,971

Health Care (3.3%)
Biotechnology (0.5%)
AbbVie, Inc.	3,987	431,473
Alexion Pharmaceuticals, Inc.*	480	73,397
Amgen, Inc.	1,320	328,429
Biogen, Inc.*	360	100,710
Gilead Sciences, Inc.	2,820	182,257
Incyte Corp.*	420	34,134
Regeneron Pharmaceuticals, Inc.*	259	122,543
Vertex Pharmaceuticals, Inc.*	600	128,934

		1,401,877

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	3,990	478,162
ABIOMED, Inc.*	120	38,247
Align Technology, Inc.*	180	97,475
Baxter International, Inc.	1,140	96,148
Becton Dickinson and Co.	660	160,479
Boston Scientific Corp.*	3,240	125,226
Cooper Cos., Inc. (The)	120	46,091
Danaher Corp.	1,440	324,115
Dentsply Sirona, Inc.	480	30,629
Dexcom, Inc.*	208	74,753
Edwards Lifesciences Corp.*	1,410	117,932
Hologic, Inc.*	570	42,397
IDEXX Laboratories, Inc.*	210	102,755
Intuitive Surgical, Inc.*	270	199,514
Medtronic plc	3,030	357,934
ResMed, Inc.	330	64,027
STERIS plc	192	36,572
Stryker Corp.	750	182,685
Teleflex, Inc.	120	49,855
Varian Medical Systems, Inc.*	210	37,071
West Pharmaceutical Services, Inc.	168	47,339
Zimmer Biomet Holdings, Inc.	450	72,036

		2,781,442

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	330	38,963
Anthem, Inc.	570	204,602
Cardinal Health, Inc.	660	40,095
Centene Corp.*	1,305	83,403
Cigna Corp.	810	195,809
CVS Health Corp.	2,960	222,681
DaVita, Inc.*	150	16,166
HCA Healthcare, Inc.	600	113,004
Henry Schein, Inc.*	300	20,772
Humana, Inc.	300	125,775
Laboratory Corp. of America Holdings*	210	53,556
McKesson Corp.	360	70,214
Quest Diagnostics, Inc.	300	38,502
UnitedHealth Group, Inc.	2,160	803,671
Universal Health Services, Inc., Class B	180	24,010

		2,051,223

Health Care Technology (0.0%)
Cerner Corp.	680	48,878

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	87,727
Bio-Rad Laboratories, Inc., Class A*	49	27,987
Illumina, Inc.*	330	126,740
IQVIA Holdings, Inc.*	420	81,119
Mettler-Toledo International, Inc.*	60	69,341
PerkinElmer, Inc.	240	30,790
Thermo Fisher Scientific, Inc.	900	410,742
Waters Corp.*	150	42,625

		877,071

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	5,100	321,963
Catalent, Inc.*	347	36,543
Eli Lilly and Co.	1,796	335,529
Johnson & Johnson	5,940	976,239
Merck & Co., Inc.	5,700	439,413
Perrigo Co. plc	300	12,141
Pfizer, Inc.	12,571	455,447
Viatris, Inc.*	2,726	38,082
Zoetis, Inc.	1,080	170,078

		2,785,435

Total Health Care		9,945,926

Industrials (2.2%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	1,200	305,664
General Dynamics Corp.	510	92,596
Howmet Aerospace, Inc.*	870	27,953
Huntington Ingalls Industries, Inc.	90	18,527
L3Harris Technologies, Inc.	474	96,070
Lockheed Martin Corp.	570	210,615
Northrop Grumman Corp.	360	116,510
Raytheon Technologies Corp.	3,420	264,263
Teledyne Technologies, Inc.*	84	34,747
Textron, Inc.	510	28,601
TransDigm Group, Inc.*	120	70,550

		1,266,096

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	300	28,629
Expeditors International of Washington, Inc.	360	38,768
FedEx Corp.	540	153,382
United Parcel Service, Inc., Class B	1,620	275,384

		496,163

Airlines (0.1%)
Alaska Air Group, Inc.*	270	18,687
American Airlines Group, Inc.(x)*	1,380	32,982
Delta Air Lines, Inc.*	1,440	69,523
Southwest Airlines Co.*	1,320	80,599
United Airlines Holdings, Inc.*	660	37,977

		239,768

Building Products (0.1%)
A O Smith Corp.	300	20,283
Allegion plc	180	22,612
Carrier Global Corp.	1,800	75,996
Fortune Brands Home & Security, Inc.	300	28,746
Johnson Controls International plc	1,620	96,666
Masco Corp.	570	34,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	540	$89,402

		367,848

Commercial Services & Supplies (0.1%)
Cintas Corp.	190	64,849
Copart, Inc.*	470	51,047
Republic Services, Inc.	450	44,707
Rollins, Inc.	480	16,522
Waste Management, Inc.	860	110,957

		288,082

Construction & Engineering (0.0%)
Quanta Services, Inc.	300	26,394

Electrical Equipment (0.1%)
AMETEK, Inc.	510	65,142
Eaton Corp. plc	900	124,452
Emerson Electric Co.	1,350	121,797
Generac Holdings, Inc.*	142	46,498
Rockwell Automation, Inc.	270	71,669

		429,558

Industrial Conglomerates (0.3%)
3M Co.	1,310	252,411
General Electric Co.	19,290	253,278
Honeywell International, Inc.	1,590	345,141
Roper Technologies, Inc.	240	96,801

		947,631

Machinery (0.5%)
Caterpillar, Inc.	1,230	285,200
Cummins, Inc.	330	85,506
Deere & Co.	720	269,381
Dover Corp.	300	41,139
Fortive Corp.	750	52,980
IDEX Corp.	169	35,375
Illinois Tool Works, Inc.	660	146,203
Ingersoll Rand, Inc.*	836	41,140
Otis Worldwide Corp.	900	61,605
PACCAR, Inc.	780	72,478
Parker-Hannifin Corp.	300	94,629
Pentair plc	360	22,435
Snap-on, Inc.	120	27,689
Stanley Black & Decker, Inc.	360	71,881
Westinghouse Air Brake Technologies Corp.	402	31,822
Xylem, Inc.	390	41,020

		1,380,483

Professional Services (0.1%)
Equifax, Inc.	270	48,905
IHS Markit Ltd.	830	80,328
Jacobs Engineering Group, Inc.	290	37,488
Leidos Holdings, Inc.	293	28,210
Nielsen Holdings plc	780	19,617
Robert Half International, Inc.	230	17,956
Verisk Analytics, Inc.	360	63,608

		296,112

Road & Rail (0.3%)
CSX Corp.	1,710	164,878
JB Hunt Transport Services, Inc.	180	30,253
Kansas City Southern	210	55,423
Norfolk Southern Corp.	570	153,056
Old Dominion Freight Line, Inc.	216	51,929
Union Pacific Corp.	1,530	337,227

		792,766

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,290	64,861
United Rentals, Inc.*	150	49,396
WW Grainger, Inc.	120	48,112

		162,369

Total Industrials		6,693,270

Information Technology (6.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	120	36,227
Cisco Systems, Inc.	9,540	493,313
F5 Networks, Inc.*	130	27,121
Juniper Networks, Inc.	720	18,238
Motorola Solutions, Inc.	390	73,339

		648,238

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,320	87,080
CDW Corp.	326	54,034
Corning, Inc.	1,710	74,402
FLIR Systems, Inc.	270	15,247
IPG Photonics Corp.*	90	18,985
Keysight Technologies, Inc.*	420	60,228
TE Connectivity Ltd.	720	92,959
Trimble, Inc.*	567	44,107
Zebra Technologies Corp., Class A*	122	59,192

		506,234

IT Services (1.3%)
Accenture plc, Class A	1,450	400,563
Akamai Technologies, Inc.*	360	36,684
Automatic Data Processing, Inc.	970	182,816
Broadridge Financial Solutions, Inc.	240	36,744
Cognizant Technology Solutions Corp., Class A	1,210	94,525
DXC Technology Co.*	560	17,506
Fidelity National Information Services, Inc.	1,400	196,854
Fiserv, Inc.*	1,246	148,324
FleetCor Technologies, Inc.*	180	48,353
Gartner, Inc.*	210	38,336
Global Payments, Inc.	671	135,260
International Business Machines Corp.	2,010	267,853
Jack Henry & Associates, Inc.	170	25,792
Mastercard, Inc., Class A	2,010	715,661
Paychex, Inc.	710	69,594
PayPal Holdings, Inc.*	2,660	645,954
VeriSign, Inc.*	240	47,702
Visa, Inc., Class A	3,840	813,043
Western Union Co. (The)	930	22,934

		3,944,498

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	2,700	211,950
Analog Devices, Inc.	840	130,267
Applied Materials, Inc.	2,040	272,544
Broadcom, Inc.	930	431,204
Enphase Energy, Inc.*	286	46,378
Intel Corp.	9,270	593,280
KLA Corp.	360	118,944
Lam Research Corp.	330	196,429
Maxim Integrated Products, Inc.	600	54,822
Microchip Technology, Inc.	570	88,475
Micron Technology, Inc.*	2,490	219,643
Monolithic Power Systems, Inc.	96	33,908
NVIDIA Corp.	1,410	752,841
NXP Semiconductors NV	627	126,240
Qorvo, Inc.*	240	43,848
QUALCOMM, Inc.	2,550	338,105
Skyworks Solutions, Inc.	360	66,053
Teradyne, Inc.	351	42,710
Texas Instruments, Inc.	2,070	391,209
Xilinx, Inc.	540	66,906

		4,225,756

Software (2.1%)
Adobe, Inc.*	1,080	513,399
ANSYS, Inc.*	190	64,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	510	$141,346
Cadence Design Systems, Inc.*	630	86,304
Citrix Systems, Inc.	280	39,301
Fortinet, Inc.*	300	55,326
Intuit, Inc.	610	233,667
Microsoft Corp.	17,100	4,031,667
NortonLifeLock, Inc.	1,320	28,063
Oracle Corp.	4,286	300,749
Paycom Software, Inc.*	111	41,077
salesforce.com, Inc.*	2,060	436,452
ServiceNow, Inc.*	452	226,050
Synopsys, Inc.*	360	89,201
Tyler Technologies, Inc.*	91	38,632

		6,325,750

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	35,720	4,363,198
Hewlett Packard Enterprise Co.	2,900	45,646
HP, Inc.	3,090	98,107
NetApp, Inc.	480	34,882
Seagate Technology plc	480	36,840
Western Digital Corp.	660	44,055

		4,622,728

Total Information Technology		20,273,204

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	510	143,483
Albemarle Corp.	240	35,066
Celanese Corp.	240	35,954
CF Industries Holdings, Inc.	480	21,782
Corteva, Inc.	1,680	78,322
Dow, Inc.	1,650	105,501
DuPont de Nemours, Inc.	1,216	93,973
Eastman Chemical Co.	300	33,036
Ecolab, Inc.	570	122,020
FMC Corp.	270	29,865
International Flavors & Fragrances, Inc.	564	78,740
Linde plc	1,200	336,168
LyondellBasell Industries NV, Class A	570	59,309
Mosaic Co. (The)	780	24,656
PPG Industries, Inc.	540	81,140
Sherwin-Williams Co. (The)	210	154,982

		1,433,997

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	50,373
Vulcan Materials Co.	300	50,625

		100,998

Containers & Packaging (0.1%)
Amcor plc	3,544	41,394
Avery Dennison Corp.	180	33,057
Ball Corp.	720	61,013
International Paper Co.	870	47,041
Packaging Corp. of America	210	28,241
Sealed Air Corp.	330	15,121
Westrock Co.	570	29,668

		255,535

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	3,270	107,681
Newmont Corp.	1,815	109,390
Nucor Corp.	660	52,978

		270,049

Total Materials		2,060,579

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	270	44,361
American Tower Corp. (REIT)	990	236,669
AvalonBay Communities, Inc. (REIT)	300	55,353
Boston Properties, Inc. (REIT)	300	30,378
Crown Castle International Corp. (REIT)	960	165,245
Digital Realty Trust, Inc. (REIT)	627	88,307
Duke Realty Corp. (REIT)	840	35,221
Equinix, Inc. (REIT)	210	142,714
Equity Residential (REIT)	750	53,722
Essex Property Trust, Inc. (REIT)	150	40,776
Extra Space Storage, Inc. (REIT)	270	35,788
Federal Realty Investment Trust (REIT)	150	15,218
Healthpeak Properties, Inc. (REIT)	1,200	38,088
Host Hotels & Resorts, Inc. (REIT)*	1,590	26,792
Iron Mountain, Inc. (REIT)	630	23,316
Kimco Realty Corp. (REIT)	960	18,000
Mid-America Apartment Communities, Inc. (REIT)	240	34,646
Prologis, Inc. (REIT)	1,644	174,264
Public Storage (REIT)	330	81,431
Realty Income Corp. (REIT)	780	49,530
Regency Centers Corp. (REIT)	330	18,714
SBA Communications Corp. (REIT)	240	66,612
Simon Property Group, Inc. (REIT)	720	81,914
UDR, Inc. (REIT)	660	28,948
Ventas, Inc. (REIT)	840	44,806
Vornado Realty Trust (REIT)	330	14,979
Welltower, Inc. (REIT)	930	66,616
Weyerhaeuser Co. (REIT)	1,680	59,808

		1,772,216

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	750	59,333

Total Real Estate		1,831,549

Utilities (0.7%)
Electric Utilities (0.4%)
Alliant Energy Corp.	540	29,246
American Electric Power Co., Inc.	1,110	94,017
Duke Energy Corp.	1,650	159,274
Edison International	840	49,224
Entergy Corp.	450	44,762
Evergy, Inc.	510	30,360
Eversource Energy	750	64,943
Exelon Corp.	2,190	95,791
FirstEnergy Corp.	1,200	41,628
NextEra Energy, Inc.	4,410	333,440
NRG Energy, Inc.	540	20,374
Pinnacle West Capital Corp.	240	19,524
PPL Corp.	1,740	50,182
Southern Co. (The)	2,370	147,319
Xcel Energy, Inc.	1,170	77,817

		1,257,901

Gas Utilities (0.0%)
Atmos Energy Corp.	270	26,689

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,500	40,215

Multi-Utilities (0.2%)
Ameren Corp.	540	43,934
CenterPoint Energy, Inc.	1,230	27,860
CMS Energy Corp.	630	38,569
Consolidated Edison, Inc.	750	56,100
Dominion Energy, Inc.	1,830	139,007
DTE Energy Co.	420	55,919
NiSource, Inc.	840	20,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	1,140	$68,639
Sempra Energy	630	83,525
WEC Energy Group, Inc.	690	64,577

		598,382

Water Utilities (0.1%)
American Water Works Co., Inc.	390	58,469

Total Utilities		1,981,656

Total Common Stocks (25.3%) (Cost $53,355,162)		75,924,318

EXCHANGE TRADED FUNDS (ETF):
Equity (27.7%)
iShares MSCI EAFE ETF	694,439	52,687,087
iShares Russell 2000 ETF(x)	68,431	15,119,145
SPDR S&P MidCap 400 ETF Trust(x)	32,556	15,498,284

Total Exchange Traded Funds (27.7%) (Cost $71,438,743)		83,304,516

SHORT-TERM INVESTMENTS:
Investment Companies (18.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	51,953,375	51,979,352

Total Investment Companies		53,979,352

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.4%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $5,229,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $5,333,758.(xx)	5,229,174	5,229,174

Total Repurchase Agreements		7,229,174

U.S. Treasury Obligations (27.6%)
U.S. Treasury Bills
0.01%, 6/15/21(p)	82,802,400	82,799,916

Total Short-Term Investments (48.0%) (Cost $144,003,308)		144,008,442

Total Investments in Securities (101.0%) (Cost $268,797,213)		303,237,276
Other Assets Less Liabilities (-1.0%)		(3,090,673)

Net Assets (100%)		$300,146,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $22,688,688. This was collateralized by $14,310,743 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/8/21 - 2/15/51 and by cash of $9,229,174 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	321	6/2021	EUR	14,553,043	310,780
S&P 500 E-Mini Index	398	6/2021	USD	78,951,260	1,600,146
SPI 200 Index	18	6/2021	AUD	2,312,602	(13,341)
TOPIX Index	50	6/2021	JPY	8,823,662	230,650
U.S. Treasury 10 Year Note	262	6/2021	USD	34,305,625	(835,317)

					1,292,918

Short Contracts
FTSE 100 Index	(3)	6/2021	GBP	(276,251)	(1,663)

					(1,663)

					1,291,255

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	986,564	CHF	912,794	BNP Paribas	5/6/2021	19,983
USD	370,475	AUD	481,078	JPMorgan Chase Bank	6/16/2021	4,956
USD	626,125	CHF	565,000	Goldman Sachs International	6/16/2021	27,134
USD	951,698	CHF	883,421	JPMorgan Chase Bank	6/16/2021	15,130
USD	6,800,101	EUR	5,625,979	JPMorgan Chase Bank	6/16/2021	192,254
USD	576,074	GBP	414,000	JPMorgan Chase Bank	6/16/2021	5,205
USD	2,178,639	JPY	236,746,286	BNP Paribas	6/16/2021	39,023
USD	2,790,506	JPY	297,994,780	JPMorgan Chase Bank	6/16/2021	97,351
USD	63,690	NZD	88,967	JPMorgan Chase Bank	6/16/2021	1,566
USD	1,070,288	SEK	9,111,891	BNP Paribas	6/16/2021	26,248
USD	476,544	SEK	3,962,414	Citibank NA	6/16/2021	22,531
USD	2,732,303	SEK	22,660,657	JPMorgan Chase Bank	6/16/2021	135,844

Total unrealized appreciation						587,225

NOK	4,061,736	USD	480,095	JPMorgan Chase Bank	4/15/2021	(5,208)
JPY	396,394,016	USD	3,642,596	Morgan Stanley	5/20/2021	(61,024)
AUD	481,078	USD	372,397	JPMorgan Chase Bank	6/16/2021	(6,878)
EUR	1,594,694	USD	1,938,949	BNP Paribas	6/16/2021	(65,943)
EUR	398,673	USD	484,376	Citibank NA	6/16/2021	(16,124)
EUR	5,287,633	USD	6,414,474	JPMorgan Chase Bank	6/16/2021	(204,022)
GBP	548,800	USD	760,176	BNP Paribas	6/16/2021	(3,431)
GBP	137,200	USD	189,588	Citibank NA	6/16/2021	(401)
GBP	1,410,000	USD	1,980,043	JPMorgan Chase Bank	6/16/2021	(35,780)
JPY	131,169,600	USD	1,254,563	BNP Paribas	6/16/2021	(69,105)
JPY	32,792,400	USD	314,005	Citibank NA	6/16/2021	(17,641)
JPY	487,262,000	USD	4,649,601	Morgan Stanley	6/16/2021	(245,927)
NOK	41,225,385	USD	4,860,728	JPMorgan Chase Bank	6/16/2021	(41,013)
NZD	1,911,000	USD	1,368,614	BNP Paribas	6/16/2021	(34,209)
SEK	65,022,951	USD	7,723,312	JPMorgan Chase Bank	6/16/2021	(272,980)
USD	2,732,262	GBP	2,000,155	JPMorgan Chase Bank	6/16/2021	(25,772)

Total unrealized depreciation						(1,105,458)

Net unrealized depreciation						(518,233)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,360,275	$—	$—	$8,360,275
Consumer Discretionary	9,482,368	—	—	9,482,368
Consumer Staples	4,661,136	—	—	4,661,136
Energy	2,081,384	—	—	2,081,384
Financials	8,552,971	—	—	8,552,971
Health Care	9,945,926	—	—	9,945,926
Industrials	6,693,270	—	—	6,693,270
Information Technology	20,273,204	—	—	20,273,204
Materials	2,060,579	—	—	2,060,579
Real Estate	1,831,549	—	—	1,831,549
Utilities	1,981,656	—	—	1,981,656
Exchange Traded Funds	83,304,516	—	—	83,304,516
Forward Currency Contracts	—	587,225	—	587,225
Futures	2,141,576	—	—	2,141,576
Short-Term Investments
Investment Companies	53,979,352	—	—	53,979,352
Repurchase Agreements	—	7,229,174	—	7,229,174
U.S. Treasury Obligations	—	82,799,916	—	82,799,916

Total Assets	$215,349,762	$90,616,315	$—	$305,966,077

Liabilities:
Forward Currency Contracts	$—	$(1,105,458)	$—	$(1,105,458)
Futures	(850,321)	—	—	(850,321)

Total Liabilities	$(850,321)	$(1,105,458)	$—	$(1,955,779)

Total	$214,499,441	$89,510,857	$—	$304,010,298

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,431,329
Aggregate gross unrealized depreciation	(3,545,075)

Net unrealized appreciation	$32,886,254

Federal income tax cost of investments in securities and derivative instruments, if applicable	$271,124,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (1.1%)
Altice Europe NV, Class A(r)*	5,873	$—
AT&T, Inc.	91,968	2,783,871
BT Group plc*	81,376	173,662
Cellnex Telecom SA(m)	2,885	166,117
Deutsche Telekom AG (Registered)	30,851	621,193
Elisa OYJ	1,328	79,643
HKT Trust & HKT Ltd.	32,415	46,199
Iliad SA	136	25,853
Infrastrutture Wireless Italiane SpA(m)	3,111	34,659
Koninklijke KPN NV	32,245	109,433
Lumen Technologies, Inc.	12,700	169,545
Nippon Telegraph & Telephone Corp.	12,027	308,699
Orange SA	18,331	225,823
PCCW Ltd.	39,294	22,139
Proximus SADP	1,481	32,234
Singapore Telecommunications Ltd.	75,485	136,919
Spark New Zealand Ltd.	15,677	49,051
Swisscom AG (Registered)(x)	244	130,887
Telecom Italia SpA (Aquis Stock Exchange)	51,497	29,616
Telecom Italia SpA (Turquoise Stock Exchange)	68,549	37,075
Telefonica Deutschland Holding AG	9,527	27,931
Telefonica SA	46,375	207,584
Telenor ASA	6,366	112,015
Telia Co. AB	21,594	93,537
Telstra Corp. Ltd.	37,906	97,891
TPG Telecom Ltd.	2,569	12,352
United Internet AG (Registered)	1,064	42,673
Verizon Communications, Inc.	53,350	3,102,302

		8,878,903

Entertainment (1.3%)
Activision Blizzard, Inc.	9,961	926,373
Bollore SA	7,479	36,117
Capcom Co. Ltd.	1,630	52,923
Electronic Arts, Inc.	3,750	507,637
Koei Tecmo Holdings Co. Ltd.	544	24,393
Konami Holdings Corp.	905	53,863
Live Nation Entertainment, Inc.*	1,822	154,232
Netflix, Inc.*	5,780	3,015,195
Nexon Co. Ltd.	4,608	149,404
Nintendo Co. Ltd.	1,043	582,234
Square Enix Holdings Co. Ltd.	924	51,322
Take-Two Interactive Software, Inc.*	1,531	270,528
Toho Co. Ltd.	1,107	44,890
Ubisoft Entertainment SA*	864	65,737
Vivendi SE	7,717	253,392
Walt Disney Co. (The)*	23,335	4,305,774

		10,494,014

Interactive Media & Services (3.1%)
Adevinta ASA*	2,211	32,545
Alphabet, Inc., Class A*	3,890	8,023,203
Alphabet, Inc., Class C*	3,770	7,798,735
Auto Trader Group plc(m)*	8,940	68,328
Facebook, Inc., Class A*	31,090	9,156,938
Kakaku.com, Inc.	1,312	35,785
REA Group Ltd.(x)	488	52,537
Scout24 AG(m)	1,053	79,895
SEEK Ltd.*	3,188	69,035
Twitter, Inc.*	10,231	650,999
Z Holdings Corp.	24,557	122,114

		26,090,114

Media (0.8%)
Charter Communications, Inc., Class A*	1,936	1,194,551
Comcast Corp., Class A	58,850	3,184,374
CyberAgent, Inc.	4,004	72,070
Dentsu Group, Inc.	2,103	67,425
Discovery, Inc., Class A*	2,050	89,093
Discovery, Inc., Class C*	3,790	139,813
DISH Network Corp., Class A*	3,177	115,007
Fox Corp., Class A	4,300	155,273
Fox Corp., Class B	1,933	67,520
Hakuhodo DY Holdings, Inc.	2,066	34,426
Informa plc*	13,743	106,060
Interpublic Group of Cos., Inc. (The)	4,970	145,124
News Corp., Class A	5,000	127,150
News Corp., Class B	1,550	36,363
Omnicom Group, Inc.	2,700	200,205
Pearson plc	6,895	73,344
Publicis Groupe SA	2,044	124,740
Schibsted ASA, Class A*	700	29,381
Schibsted ASA, Class B	920	32,914
SES SA (FDR)	3,340	26,533
ViacomCBS, Inc.	7,223	325,757
WPP plc	11,369	144,288

		6,491,411

Wireless Telecommunication Services (0.4%)
KDDI Corp.	14,915	457,317
SoftBank Corp.(x)	26,620	345,838
SoftBank Group Corp.	14,508	1,222,485
Tele2 AB, Class B	4,423	59,659
T-Mobile US, Inc.*	7,550	945,939
Vodafone Group plc	248,283	451,403

		3,482,641

Total Communication Services		55,437,083

Consumer Discretionary (8.9%)
Auto Components (0.2%)
Aisin Corp.(x)	1,526	57,884
Aptiv plc*	3,500	482,650
BorgWarner, Inc.	3,100	143,716
Bridgestone Corp.	5,036	203,532
Cie Generale des Etablissements Michelin SCA	1,592	238,315
Continental AG	1,030	136,128
Denso Corp.	4,025	267,073
Faurecia SE (Euronext Paris)	971	51,718
Faurecia SE (Italian Stock Exchange)	174	9,252
Koito Manufacturing Co. Ltd.	962	64,466
NGK Spark Plug Co. Ltd.	1,383	23,869
Stanley Electric Co. Ltd.	1,203	35,799
Sumitomo Electric Industries Ltd.	6,789	101,659
Toyoda Gosei Co. Ltd.	700	18,384
Toyota Industries Corp.	1,374	122,354
Valeo SA	2,214	75,217

		2,032,016

Automobiles (1.6%)
Bayerische Motoren Werke AG	3,100	321,621
Bayerische Motoren Werke AG (Preference)(q)	529	42,091
Daimler AG (Registered)	7,922	706,143
Ferrari NV	1,178	246,380
Ford Motor Co.*	50,350	616,788
General Motors Co.*	16,200	930,852
Honda Motor Co. Ltd.	15,119	453,195
Isuzu Motors Ltd.	5,064	54,379
Mazda Motor Corp.	4,757	38,752
Nissan Motor Co. Ltd.*	21,486	119,514
Porsche Automobil Holding SE (Preference)(q)	1,445	153,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Renault SA*	1,767	$76,525
Stellantis NV (Euronext Paris)	9,499	167,983
Stellantis NV (Italian Stock Exchange)	10,199	180,410
Subaru Corp.(x)	5,626	111,986
Suzuki Motor Corp.	3,438	156,026
Tesla, Inc.*	9,800	6,545,714
Toyota Motor Corp.	19,632	1,527,652
Volkswagen AG(x)	305	110,593
Volkswagen AG (Preference)(q)	1,735	485,464
Yamaha Motor Co. Ltd.	2,568	62,875

		13,108,164

Distributors (0.1%)
Genuine Parts Co.	1,850	213,841
LKQ Corp.*	3,550	150,272
Pool Corp.	524	180,906

		545,019

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	1,695	63,925
Aristocrat Leisure Ltd.	5,254	137,080
Caesars Entertainment, Inc.*	2,690	235,240
Carnival Corp.*	9,600	254,784
Chipotle Mexican Grill, Inc.*	440	625,161
Compass Group plc*	16,591	334,279
Crown Resorts Ltd.*	3,266	29,173
Darden Restaurants, Inc.	1,650	234,300
Domino’s Pizza, Inc.	502	184,631
Entain plc*	5,315	111,228
Evolution Gaming Group AB(m)	1,164	171,399
Flutter Entertainment plc*	1,433	308,032
Galaxy Entertainment Group Ltd.*	19,394	174,629
Genting Singapore Ltd.	51,727	35,377
Hilton Worldwide Holdings, Inc.*	3,516	425,155
InterContinental Hotels Group plc*	1,616	110,834
La Francaise des Jeux SAEM(m)	787	35,781
Las Vegas Sands Corp.*	4,149	252,093
Marriott International, Inc., Class A*	3,420	506,536
McDonald’s Corp.	9,650	2,162,951
McDonald’s Holdings Co. Japan Ltd.	601	27,682
Melco Resorts & Entertainment Ltd. (ADR)*	1,908	37,988
MGM Resorts International	5,231	198,726
Norwegian Cruise Line Holdings Ltd.(x)*	4,025	111,050
Oriental Land Co. Ltd.(x)	1,867	280,324
Penn National Gaming, Inc.*	1,920	201,293
Royal Caribbean Cruises Ltd.*	2,350	201,183
Sands China Ltd.*	21,793	108,907
SJM Holdings Ltd.	16,347	21,364
Sodexo SA*	826	79,216
Starbucks Corp.	15,132	1,653,474
Tabcorp Holdings Ltd.	19,847	70,550
Whitbread plc*	1,945	91,864
Wynn Macau Ltd.*	13,352	25,969
Wynn Resorts Ltd.*	1,200	150,444
Yum! Brands, Inc.	3,900	421,902

		10,074,524

Household Durables (0.5%)
Barratt Developments plc*	9,271	95,449
Berkeley Group Holdings plc	1,189	72,762
Casio Computer Co. Ltd.	1,751	32,972
DR Horton, Inc.	4,250	378,760
Electrolux AB(x)	2,036	56,463
Garmin Ltd.	1,900	250,515
Husqvarna AB, Class B	3,561	51,294
Iida Group Holdings Co. Ltd.	1,340	32,385
Leggett & Platt, Inc.	1,700	77,605
Lennar Corp., Class A	3,550	359,366
Mohawk Industries, Inc.*	700	134,617
Newell Brands, Inc.	4,850	129,883
NVR, Inc.*	44	207,281
Panasonic Corp.	20,299	260,967
Persimmon plc	2,969	120,336
PulteGroup, Inc.	3,400	178,296
Rinnai Corp.	359	40,172
SEB SA	243	42,859
Sekisui Chemical Co. Ltd.	3,421	65,655
Sekisui House Ltd.	5,726	122,768
Sharp Corp.(x)	1,887	32,551
Sony Group Corp.	11,715	1,226,782
Taylor Wimpey plc*	33,732	83,915
Whirlpool Corp.	800	176,280

		4,229,933

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	5,545	17,156,674
Booking Holdings, Inc.*	612	1,425,862
Delivery Hero SE(m)*	1,216	157,573
eBay, Inc.	8,440	516,866
Etsy, Inc.*	1,662	335,176
Expedia Group, Inc.*	1,700	292,604
HelloFresh SE*	1,368	102,031
Just Eat Takeaway.com NV(m)(x)*	1,171	107,963
Mercari, Inc.*	851	38,582
Ocado Group plc*	4,500	126,245
Prosus NV*	4,546	505,388
Rakuten Group, Inc.	7,769	92,547
Zalando SE(m)*	1,441	141,340
ZOZO, Inc.	993	29,326

		21,028,177

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,881	134,086
Hasbro, Inc.	1,550	148,986
Sega Sammy Holdings, Inc.	1,589	24,784
Shimano, Inc.	701	166,980
Yamaha Corp.	1,312	71,214

		546,050

Multiline Retail (0.4%)
Dollar General Corp.	3,180	644,332
Dollar Tree, Inc.*	2,960	338,802
Marui Group Co. Ltd.	1,716	32,220
Next plc*	1,249	135,442
Pan Pacific International Holdings Corp.	3,746	88,334
Ryohin Keikaku Co. Ltd.	2,200	52,017
Target Corp.	6,500	1,287,455
Wesfarmers Ltd.	10,548	421,978

		3,000,580

Specialty Retail (1.4%)
ABC-Mart, Inc.	319	17,978
Advance Auto Parts, Inc.	840	154,132
AutoZone, Inc.*	313	439,546
Best Buy Co., Inc.	2,920	335,245
CarMax, Inc.*	2,060	273,280
Fast Retailing Co. Ltd.	544	432,989
Gap, Inc. (The)*	2,650	78,917
H & M Hennes & Mauritz AB, Class B*	7,483	168,580
Hikari Tsushin, Inc.	213	42,840
Home Depot, Inc. (The)	13,960	4,261,290
Industria de Diseno Textil SA	10,177	335,361
JD Sports Fashion plc*	3,988	45,335
Kingfisher plc*	18,512	81,232
L Brands, Inc.*	2,930	181,250
Lowe’s Cos., Inc.	9,430	1,793,397
Nitori Holdings Co. Ltd.	756	146,284
O’Reilly Automotive, Inc.*	920	466,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ross Stores, Inc.	4,580	$549,188
Shimamura Co. Ltd.	202	23,297
TJX Cos., Inc. (The)	15,480	1,024,002
Tractor Supply Co.	1,530	270,932
Ulta Beauty, Inc.*	700	216,419
USS Co. Ltd.	2,143	41,883
Yamada Holdings Co. Ltd.	6,632	35,758

		11,415,805

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG*	1,763	550,361
Burberry Group plc*	3,866	101,184
Cie Financiere Richemont SA (Registered)	4,778	458,716
EssilorLuxottica SA	2,658	432,801
Hanesbrands, Inc.	4,400	86,548
Hermes International	296	327,680
Kering SA	703	485,247
LVMH Moet Hennessy Louis Vuitton SE(x)	2,560	1,705,500
Moncler SpA*	1,829	104,820
NIKE, Inc., Class B	16,150	2,146,173
Pandora A/S	926	99,209
Puma SE*	908	88,954
PVH Corp.*	850	89,845
Ralph Lauren Corp.*	600	73,896
Swatch Group AG (The)	275	79,112
Swatch Group AG (The) (Registered)(x)	533	29,691
Tapestry, Inc.*	3,500	144,235
Under Armour, Inc., Class A*	2,350	52,076
Under Armour, Inc., Class C*	2,507	46,279
VF Corp.	4,050	323,676

		7,426,003

Total Consumer Discretionary		73,406,271

Consumer Staples (5.1%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	7,050	444,380
Asahi Group Holdings Ltd.	4,203	177,078
Brown-Forman Corp., Class B	2,350	162,080
Budweiser Brewing Co. APAC Ltd.(m)	15,700	46,853
Carlsberg A/S, Class B	954	146,576
Coca-Cola Amatil Ltd.	4,691	47,852
Coca-Cola Bottlers Japan Holdings, Inc.	1,178	20,523
Coca-Cola Co. (The)	49,900	2,630,229
Coca-Cola European Partners plc	1,878	97,956
Coca-Cola HBC AG	1,899	60,475
Constellation Brands, Inc., Class A	2,200	501,600
Davide Campari-Milano NV	5,505	61,665
Diageo plc	21,636	891,690
Heineken Holding NV	1,087	96,752
Heineken NV	2,418	248,454
Ito En Ltd.	490	30,048
Kirin Holdings Co. Ltd.	7,600	145,548
Molson Coors Beverage Co., Class B*	2,400	122,760
Monster Beverage Corp.*	4,770	434,499
PepsiCo, Inc.	17,800	2,517,810
Pernod Ricard SA	1,945	365,058
Remy Cointreau SA	209	38,602
Suntory Beverage & Food Ltd.	1,301	48,351
Treasury Wine Estates Ltd.(x)	6,674	52,467

		9,389,306

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	6,136	182,819
Carrefour SA	5,814	105,305
Coles Group Ltd.	12,205	148,418
Cosmos Pharmaceutical Corp.	213	33,222
Costco Wholesale Corp.	5,700	2,009,136
Etablissements Franz Colruyt NV	533	31,790
ICA Gruppen AB	972	47,524
J Sainsbury plc	15,273	51,059
Jeronimo Martins SGPS SA	2,461	41,414
Kesko OYJ, Class B	2,528	77,316
Kobe Bussan Co. Ltd.	1,128	30,206
Koninklijke Ahold Delhaize NV	10,250	285,479
Kroger Co. (The)	9,970	358,820
Lawson, Inc.	535	26,237
Seven & i Holdings Co. Ltd.	6,958	280,457
Sundrug Co. Ltd.	652	23,848
Sysco Corp.	6,550	515,747
Tesco plc	71,564	225,779
Tsuruha Holdings, Inc.	350	45,139
Walgreens Boots Alliance, Inc.	9,250	507,825
Walmart, Inc.	17,920	2,434,074
Welcia Holdings Co. Ltd.	862	29,583
Wm Morrison Supermarkets plc	21,376	53,766
Woolworths Group Ltd.	11,681	362,611

		7,907,574

Food Products (1.1%)
a2 Milk Co. Ltd. (The)*	6,805	40,967
Ajinomoto Co., Inc.	4,288	87,735
Archer-Daniels-Midland Co.	7,100	404,700
Associated British Foods plc*	3,342	111,266
Barry Callebaut AG (Registered)	28	63,279
Calbee, Inc.	915	23,320
Campbell Soup Co.	2,600	130,702
Chocoladefabriken Lindt & Spruengli AG	10	87,288
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	91,520
Conagra Brands, Inc.	6,250	235,000
Danone SA	5,783	396,731
General Mills, Inc.	7,850	481,362
Hershey Co. (The)	1,850	292,596
Hormel Foods Corp.	3,600	172,008
JDE Peet’s NV*	694	25,473
JM Smucker Co. (The)	1,400	177,142
Kellogg Co.	3,250	205,725
Kerry Group plc (London Stock Exchange), Class A	1,404	176,666
Kerry Group plc (Turquoise Stock Exchange), Class A	86	10,761
Kikkoman Corp.	1,390	82,728
Kraft Heinz Co. (The)	8,350	334,000
Lamb Weston Holdings, Inc.	1,814	140,549
McCormick & Co., Inc. (Non-Voting)	3,200	285,312
Meiji Holdings Co. Ltd.(x)	1,108	71,248
Mondelez International, Inc., Class A	18,400	1,076,952
Mowi ASA	3,987	98,916
Nestle SA (Registered)	26,667	2,972,123
NH Foods Ltd.	788	33,769
Nisshin Seifun Group, Inc.	1,920	32,079
Nissin Foods Holdings Co. Ltd.	635	47,084
Orkla ASA	6,964	68,263
Toyo Suisan Kaisha Ltd.	806	33,849
Tyson Foods, Inc., Class A	3,750	278,625
WH Group Ltd.(m)	86,015	69,705
Wilmar International Ltd.	16,661	67,129
Yakult Honsha Co. Ltd.	1,198	60,590
Yamazaki Baking Co. Ltd.	1,222	19,744

		8,986,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.9%)
Church & Dwight Co., Inc.	3,150	$275,152
Clorox Co. (The)	1,600	308,608
Colgate-Palmolive Co.	11,050	871,072
Essity AB, Class B	5,699	180,038
Henkel AG & Co. KGaA	992	98,242
Henkel AG & Co. KGaA (Preference)(q)	1,659	186,497
Kimberly-Clark Corp.	4,350	604,868
Lion Corp.	2,170	42,312
Pigeon Corp.	1,148	43,546
Procter & Gamble Co. (The)	31,997	4,333,354
Reckitt Benckiser Group plc	6,584	589,804
Unicharm Corp.	3,770	158,154

		7,691,647

Personal Products (0.5%)
Beiersdorf AG	950	100,377
Estee Lauder Cos., Inc. (The), Class A	2,950	858,008
Kao Corp.	4,509	297,804
Kobayashi Pharmaceutical Co. Ltd.	453	42,262
Kose Corp.	315	44,551
L’Oreal SA	2,330	892,945
Pola Orbis Holdings, Inc.	967	23,266
Shiseido Co. Ltd.	3,752	251,500
Unilever plc (Cboe Europe)	13,364	745,672
Unilever plc (London Stock Exchange)	10,692	597,854

		3,854,239

Tobacco (0.5%)
Altria Group, Inc.	23,900	1,222,724
British American Tobacco plc	21,236	812,115
Imperial Brands plc	8,654	178,001
Japan Tobacco, Inc.	11,051	212,087
Philip Morris International, Inc.	20,050	1,779,237
Swedish Match AB	1,548	120,849

		4,325,013

Total Consumer Staples		42,154,685

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,800	190,168
Halliburton Co.	11,350	243,571
NOV, Inc.*	5,000	68,600
Schlumberger NV	17,950	488,060
Tenaris SA	4,370	49,259

		1,039,658

Oil, Gas & Consumable Fuels (1.9%)
Ampol Ltd.	2,405	44,846
APA Corp.*	4,850	86,815
BP plc	187,560	761,877
Cabot Oil & Gas Corp.	5,100	95,778
Chevron Corp.	24,764	2,595,020
ConocoPhillips	17,350	919,029
Devon Energy Corp.	4,850	105,972
Diamondback Energy, Inc.	2,016	148,156
ENEOS Holdings, Inc.	27,108	122,803
Eni SpA	23,287	286,577
EOG Resources, Inc.	7,450	540,348
Equinor ASA	9,041	176,842
Exxon Mobil Corp.	54,558	3,045,973
Galp Energia SGPS SA	4,556	53,001
Hess Corp.	3,500	247,660
HollyFrontier Corp.	1,884	67,410
Idemitsu Kosan Co. Ltd.	1,771	45,649
Inpex Corp.	8,972	61,258
Kinder Morgan, Inc.	25,050	417,082
Koninklijke Vopak NV	715	35,593
Lundin Energy AB	1,756	55,173
Marathon Oil Corp.	10,100	107,868
Marathon Petroleum Corp.	8,346	446,428
Neste OYJ	3,966	210,501
Occidental Petroleum Corp.	10,798	287,443
Oil Search Ltd.	18,054	56,223
OMV AG	1,345	68,233
ONEOK, Inc.	5,712	289,370
Origin Energy Ltd.	16,038	57,132
Phillips 66	5,600	456,624
Pioneer Natural Resources Co.	2,050	325,581
Repsol SA	14,080	174,363
Royal Dutch Shell plc, Class A	37,961	739,885
Royal Dutch Shell plc, Class B	34,308	631,415
Santos Ltd.	15,981	86,182
TOTAL SE	23,330	1,088,208
Valero Energy Corp.	5,200	372,320
Washington H Soul Pattinson & Co. Ltd.	929	22,284
Williams Cos., Inc. (The)	15,638	370,464
Woodside Petroleum Ltd.	8,962	163,370

		15,866,756

Total Energy		16,906,414

Financials (9.0%)
Banks (3.9%)
ABN AMRO Bank NV (CVA)(m)	3,803	46,203
Australia & New Zealand Banking Group Ltd.(x)	26,252	561,901
Banco Bilbao Vizcaya Argentaria SA	61,718	320,339
Banco Santander SA	157,908	536,463
Bank Hapoalim BM*	10,232	79,515
Bank Leumi Le-Israel BM*	13,266	87,300
Bank of America Corp.	98,265	3,801,873
Bank of East Asia Ltd. (The)	11,080	23,602
Bank of Kyoto Ltd. (The)(x)	604	37,148
Banque Cantonale Vaudoise (Registered)	277	27,022
Barclays plc	160,568	411,551
BNP Paribas SA*	10,476	637,356
BOC Hong Kong Holdings Ltd.	33,361	116,509
CaixaBank SA	32,394	100,252
Chiba Bank Ltd. (The)	4,259	27,887
Citigroup, Inc.	26,800	1,949,700
Citizens Financial Group, Inc.	5,450	240,617
Comerica, Inc.	1,700	121,958
Commerzbank AG*	8,627	52,891
Commonwealth Bank of Australia	16,386	1,071,599
Concordia Financial Group Ltd.(x)	8,494	34,444
Credit Agricole SA	10,537	152,544
Danske Bank A/S	6,415	120,043
DBS Group Holdings Ltd.	16,631	355,937
DNB ASA	8,898	189,338
Erste Group Bank AG	2,556	86,685
Fifth Third Bancorp	9,100	340,795
FinecoBank Banca Fineco SpA*	5,545	90,744
First Republic Bank	2,245	374,354
Fukuoka Financial Group, Inc.	1,705	32,321
Hang Seng Bank Ltd.(x)	7,036	136,211
HSBC Holdings plc	188,517	1,099,853
Huntington Bancshares, Inc.	13,100	205,932
ING Groep NV	36,104	441,682
Intesa Sanpaolo SpA*	153,064	414,730
Israel Discount Bank Ltd., Class A*	10,506	43,651
Japan Post Bank Co. Ltd.(x)	3,569	34,296
JPMorgan Chase & Co.	39,350	5,990,251
KBC Group NV*	2,354	171,153
KeyCorp	12,550	250,749
Lloyds Banking Group plc*	655,215	384,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
M&T Bank Corp.	1,650	$250,156
Mediobanca Banca di Credito Finanziario SpA*	5,748	63,740
Mitsubishi UFJ Financial Group, Inc.	113,143	604,621
Mizrahi Tefahot Bank Ltd.*	1,409	36,726
Mizuho Financial Group, Inc.	22,328	322,443
National Australia Bank Ltd.	29,244	577,519
Natwest Group plc	44,891	121,453
Nordea Bank Abp (Aquis Stock Exchange)	403	3,975
Nordea Bank Abp (Turquoise Stock Exchange)	29,241	287,942
Oversea-Chinese Banking Corp. Ltd.	30,520	266,585
People’s United Financial, Inc.	5,400	96,660
PNC Financial Services Group, Inc. (The)	5,500	964,755
Raiffeisen Bank International AG	1,299	28,532
Regions Financial Corp.	12,350	255,151
Resona Holdings, Inc.	17,984	75,493
Shinsei Bank Ltd.	1,382	22,329
Shizuoka Bank Ltd. (The)	3,855	30,290
Skandinaviska Enskilda Banken AB, Class A(x)	14,739	179,650
Societe Generale SA*	7,628	199,616
Standard Chartered plc	24,825	170,948
Sumitomo Mitsui Financial Group, Inc.	12,100	437,884
Sumitomo Mitsui Trust Holdings, Inc.	3,093	107,798
SVB Financial Group*	700	345,562
Svenska Handelsbanken AB, Class A(x)	14,473	157,201
Swedbank AB, Class A(x)	8,321	146,632
Truist Financial Corp.	17,402	1,014,885
UniCredit SpA*	19,412	205,176
United Overseas Bank Ltd.	10,758	206,571
US Bancorp	17,600	973,456
Wells Fargo & Co.	53,319	2,083,173
Westpac Banking Corp.	33,430	619,813
Zions Bancorp NA	2,100	115,416

		32,173,760

Capital Markets (2.0%)
3i Group plc	9,109	144,853
Ameriprise Financial, Inc.	1,550	360,298
Amundi SA(m)*	607	48,547
ASX Ltd.	1,852	99,945
Bank of New York Mellon Corp. (The)	10,450	494,180
BlackRock, Inc.	1,877	1,415,183
Cboe Global Markets, Inc.	1,318	130,073
Charles Schwab Corp. (The)	19,185	1,250,478
CME Group, Inc.	4,600	939,458
Credit Suisse Group AG	22,656	237,359
Daiwa Securities Group, Inc.(x)	12,591	65,056
Deutsche Bank AG (Registered)*	17,879	213,609
Deutsche Boerse AG	1,761	292,628
EQT AB	2,180	71,764
Franklin Resources, Inc.	3,500	103,600
Goldman Sachs Group, Inc. (The)	4,450	1,455,150
Hargreaves Lansdown plc	3,038	64,561
Hong Kong Exchanges & Clearing Ltd.	11,187	658,203
Intercontinental Exchange, Inc.	7,200	804,096
Invesco Ltd.	4,850	122,317
Japan Exchange Group, Inc.	4,770	111,792
Julius Baer Group Ltd.	2,122	135,697
London Stock Exchange Group plc	2,953	282,528
Macquarie Group Ltd.	3,179	369,025
Magellan Financial Group Ltd.	1,261	43,263
MarketAxess Holdings, Inc.	482	239,997
Moody’s Corp.	2,100	627,081
Morgan Stanley	18,436	1,431,740
MSCI, Inc.	1,101	461,627
Nasdaq, Inc.	1,450	213,817
Natixis SA	8,041	38,492
Nomura Holdings, Inc.	28,768	151,056
Northern Trust Corp.	2,650	278,542
Partners Group Holding AG	176	224,760
Raymond James Financial, Inc.	1,490	182,614
S&P Global, Inc.	3,150	1,111,540
SBI Holdings, Inc.	2,237	60,610
Schroders plc	1,218	58,770
Singapore Exchange Ltd.	7,226	53,556
St James’s Place plc	4,885	85,797
Standard Life Aberdeen plc	19,844	79,308
State Street Corp.	4,550	382,245
T. Rowe Price Group, Inc.	2,900	497,640
UBS Group AG (Registered)	33,934	525,445

		16,618,300

Consumer Finance (0.3%)
Acom Co. Ltd.	3,634	16,902
American Express Co.	8,350	1,181,024
Capital One Financial Corp.	5,900	750,657
Discover Financial Services	3,900	370,461
Synchrony Financial	6,950	282,587

		2,601,631

Diversified Financial Services (0.9%)
AMP Ltd.	30,530	29,334
Berkshire Hathaway, Inc., Class B*	24,622	6,290,182
Eurazeo SE*	363	27,627
EXOR NV	996	84,027
Groupe Bruxelles Lambert SA	737	76,281
Industrivarden AB, Class A*	989	36,374
Industrivarden AB, Class C*	1,557	54,625
Investor AB, Class B	4,223	336,740
Kinnevik AB, Class B(x)*	2,239	108,855
L E Lundbergforetagen AB, Class B*	772	42,147
M&G plc	24,064	68,804
Mitsubishi HC Capital, Inc.(x)	3,513	21,194
ORIX Corp.	12,294	207,408
Sofina SA	158	53,455
Tokyo Century Corp.	452	30,371
Wendel SE	254	31,544

		7,498,968

Insurance (1.9%)
Admiral Group plc	1,767	75,540
Aegon NV	15,219	72,282
Aflac, Inc.	8,400	429,912
Ageas SA/NV	1,626	98,315
AIA Group Ltd.	111,906	1,357,422
Allianz SE (Registered)	3,862	983,012
Allstate Corp. (The)	3,900	448,110
American International Group, Inc.	11,057	510,944
Aon plc, Class A	3,000	690,330
Arthur J Gallagher & Co.	2,500	311,925
Assicurazioni Generali SpA	10,133	202,723
Assurant, Inc.	750	106,328
Aviva plc	35,668	200,720
Baloise Holding AG (Registered)	451	76,729
Chubb Ltd.	5,850	924,125
Cincinnati Financial Corp.	1,900	195,871
CNP Assurances	1,583	30,092
Dai-ichi Life Holdings, Inc.	10,132	174,044
Direct Line Insurance Group plc	11,747	50,737
Everest Re Group Ltd.	504	124,896
Gjensidige Forsikring ASA	1,892	44,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	1,150	$111,125
Hannover Rueck SE	586	107,066
Hartford Financial Services Group, Inc. (The)	4,550	303,895
Insurance Australia Group Ltd.	20,860	74,151
Japan Post Holdings Co. Ltd.*	14,347	127,850
Japan Post Insurance Co. Ltd.	2,049	42,081
Legal & General Group plc	54,314	208,982
Lincoln National Corp.	2,250	140,108
Loews Corp.	2,950	151,276
Marsh & McLennan Cos., Inc.	6,500	791,700
Medibank Pvt Ltd.	23,529	50,040
MetLife, Inc.	9,850	598,782
MS&AD Insurance Group Holdings, Inc.	4,239	124,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,297	399,412
NN Group NV	2,668	130,438
Phoenix Group Holdings plc	5,086	51,479
Poste Italiane SpA(m)	4,716	59,950
Principal Financial Group, Inc.	3,250	194,870
Progressive Corp. (The)	7,500	717,075
Prudential Financial, Inc.	5,050	460,055
Prudential plc	24,148	512,839
QBE Insurance Group Ltd.	13,274	96,991
RSA Insurance Group plc	9,575	89,893
Sampo OYJ, Class A(x)	4,427	199,719
SCOR SE	1,477	50,403
Sompo Holdings, Inc.	3,142	120,374
Suncorp Group Ltd.	11,249	84,587
Swiss Life Holding AG (Registered)	292	143,536
Swiss Re AG	2,645	260,148
T&D Holdings, Inc.	4,853	62,501
Tokio Marine Holdings, Inc.	5,847	278,026
Travelers Cos., Inc. (The)	3,200	481,280
Tryg A/S(x)	3,031	71,483
Unum Group	2,600	72,358
W R Berkley Corp.	1,762	132,767
Willis Towers Watson plc	1,650	377,652
Zurich Insurance Group AG	1,393	594,547

		15,582,255

Total Financials		74,474,914

Health Care (9.0%)
Biotechnology (1.1%)
AbbVie, Inc.	22,701	2,456,702
Alexion Pharmaceuticals, Inc.*	2,800	428,148
Amgen, Inc.	7,516	1,870,056
Argenx SE*	431	118,373
Biogen, Inc.*	1,950	545,513
CSL Ltd.	4,206	845,469
Galapagos NV*	395	30,628
Genmab A/S*	612	201,355
Gilead Sciences, Inc.	16,100	1,040,543
Grifols SA	2,717	71,148
Incyte Corp.*	2,382	193,585
PeptiDream, Inc.*	953	43,551
Regeneron Pharmaceuticals, Inc.*	1,409	666,654
Vertex Pharmaceuticals, Inc.*	3,400	730,626

		9,242,351

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	22,798	2,732,112
ABIOMED, Inc.*	598	190,601
Alcon, Inc.*	4,578	320,554
Align Technology, Inc.*	909	492,251
Ambu A/S, Class B	1,494	70,163
Asahi Intecc Co. Ltd.	1,906	52,502
Baxter International, Inc.	6,500	548,210
Becton Dickinson and Co.	3,755	913,028
BioMerieux	415	52,804
Boston Scientific Corp.*	18,400	711,160
Carl Zeiss Meditec AG	373	56,208
Cochlear Ltd.	618	99,030
Coloplast A/S, Class B	1,114	167,506
Cooper Cos., Inc. (The)	619	237,752
Danaher Corp.	8,200	1,845,656
Demant A/S*	973	41,216
Dentsply Sirona, Inc.	2,750	175,478
Dexcom, Inc.*	1,285	461,816
DiaSorin SpA	256	41,069
Edwards Lifesciences Corp.*	7,950	664,938
Fisher & Paykel Healthcare Corp. Ltd.	5,370	120,388
GN Store Nord A/S	1,237	97,388
Hologic, Inc.*	3,250	241,735
Hoya Corp.	3,506	411,791
IDEXX Laboratories, Inc.*	1,171	572,982
Intuitive Surgical, Inc.*	1,550	1,145,357
Koninklijke Philips NV*	8,510	485,761
Medtronic plc	17,300	2,043,649
Olympus Corp.	10,811	223,689
ResMed, Inc.	1,852	359,325
Sartorius AG (Preference)(q)	338	168,538
Siemens Healthineers AG(m)	2,479	134,309
Smith & Nephew plc	8,251	156,745
Sonova Holding AG (Registered)*	519	137,499
STERIS plc	1,096	208,766
Straumann Holding AG (Registered)	97	121,000
Stryker Corp.	4,200	1,023,036
Sysmex Corp.	1,586	170,811
Teleflex, Inc.	598	248,445
Terumo Corp.	5,971	215,652
Varian Medical Systems, Inc.*	1,150	203,009
West Pharmaceutical Services, Inc.	960	270,509
Zimmer Biomet Holdings, Inc.	2,650	424,212

		19,058,650

Health Care Providers & Services (1.5%)
Alfresa Holdings Corp.	1,799	34,656
AmerisourceBergen Corp.	1,850	218,429
Amplifon SpA	1,153	42,916
Anthem, Inc.	3,250	1,166,588
Cardinal Health, Inc.	3,700	224,775
Centene Corp.*	7,402	473,062
Cigna Corp.	4,690	1,133,761
CVS Health Corp.	16,887	1,270,409
DaVita, Inc.*	950	102,381
Fresenius Medical Care AG & Co. KGaA	2,007	147,618
Fresenius SE & Co. KGaA	3,878	172,723
HCA Healthcare, Inc.	3,350	630,939
Henry Schein, Inc.*	1,750	121,170
Humana, Inc.	1,750	733,688
Laboratory Corp. of America Holdings*	1,250	318,788
McKesson Corp.	2,050	399,832
Medipal Holdings Corp.	1,723	33,052
NMC Health plc(r)*	907	—
Orpea SA	514	59,553
Quest Diagnostics, Inc.	1,700	218,178
Ramsay Health Care Ltd.	1,743	88,701
Ryman Healthcare Ltd.	3,711	39,654
Sonic Healthcare Ltd.	4,269	113,780
Suzuken Co. Ltd.	653	25,507
UnitedHealth Group, Inc.	12,250	4,557,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	950	$126,720

		12,454,737

Health Care Technology (0.1%)
Cerner Corp.	3,890	279,613
M3, Inc.	4,084	279,250

		558,863

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,900	495,846
Bio-Rad Laboratories, Inc., Class A*	280	159,928
Eurofins Scientific SE	1,273	121,682
Illumina, Inc.*	1,950	748,917
IQVIA Holdings, Inc.*	2,476	478,215
Lonza Group AG (Registered)	696	389,109
Mettler-Toledo International, Inc.*	347	401,024
PerkinElmer, Inc.	1,400	179,606
QIAGEN NV*	2,142	103,667
Sartorius Stedim Biotech	268	110,376
Thermo Fisher Scientific, Inc.	5,150	2,350,357
Waters Corp.*	850	241,545

		5,780,272

Pharmaceuticals (3.3%)
Astellas Pharma, Inc.	17,305	266,002
AstraZeneca plc	12,147	1,213,572
Bayer AG (Registered)	9,094	575,458
Bristol-Myers Squibb Co.	29,100	1,837,083
Catalent, Inc.*	2,048	215,675
Chugai Pharmaceutical Co. Ltd.	6,246	253,225
Daiichi Sankyo Co. Ltd.	15,781	459,641
Eisai Co. Ltd.	2,337	156,588
Eli Lilly and Co.	10,237	1,912,476
GlaxoSmithKline plc	46,441	824,623
H Lundbeck A/S	671	22,923
Hikma Pharmaceuticals plc	1,600	50,203
Hisamitsu Pharmaceutical Co., Inc.	529	34,447
Ipsen SA	354	30,367
Johnson & Johnson	34,000	5,587,900
Kyowa Kirin Co. Ltd.	2,471	73,868
Merck & Co., Inc.	32,650	2,516,989
Merck KGaA	1,204	205,860
Nippon Shinyaku Co. Ltd.	416	30,921
Novartis AG (Registered)	20,552	1,756,319
Novo Nordisk A/S, Class B	15,939	1,079,854
Ono Pharmaceutical Co. Ltd.	3,464	90,413
Orion OYJ, Class B	1,048	41,995
Otsuka Holdings Co. Ltd.	3,664	155,097
Perrigo Co. plc	1,750	70,822
Pfizer, Inc.	71,693	2,597,437
Recordati Industria Chimica e Farmaceutica SpA	1,031	55,459
Roche Holding AG	6,503	2,101,615
Roche Holding AG CHF 1(x)	296	101,156
Sanofi	10,488	1,036,214
Santen Pharmaceutical Co. Ltd.	3,418	47,014
Shionogi & Co. Ltd.	2,519	135,408
Sumitomo Dainippon Pharma Co. Ltd.	1,479	25,740
Taisho Pharmaceutical Holdings Co. Ltd.	330	21,280
Takeda Pharmaceutical Co. Ltd.	14,591	525,131
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	113,496
UCB SA	1,202	114,346
Viatris, Inc.*	15,559	217,359
Vifor Pharma AG(x)	455	61,933
Zoetis, Inc.	6,100	960,628

		27,576,537

Total Health Care		74,671,410

Industrials (7.5%)
Aerospace & Defense (1.1%)
Airbus SE*	5,443	616,215
BAE Systems plc	29,774	207,284
Boeing Co. (The)*	6,850	1,744,832
Dassault Aviation SA	26	28,935
Elbit Systems Ltd.	245	34,642
General Dynamics Corp.	3,000	544,680
Howmet Aerospace, Inc.*	4,966	159,558
Huntington Ingalls Industries, Inc.	527	108,483
L3Harris Technologies, Inc.	2,700	547,236
Lockheed Martin Corp.	3,200	1,182,400
MTU Aero Engines AG	492	115,798
Northrop Grumman Corp.	2,000	647,280
Raytheon Technologies Corp.	19,538	1,509,701
Rolls-Royce Holdings plc*	76,556	111,134
Safran SA	2,967	403,784
Singapore Technologies Engineering Ltd.	13,370	38,663
Teledyne Technologies, Inc.*	480	198,552
Textron, Inc.	2,900	162,632
Thales SA	991	98,457
TransDigm Group, Inc.*	700	411,544

		8,871,810

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,700	162,231
Deutsche Post AG (Registered)	9,167	502,247
DSV Panalpina A/S	1,936	379,829
Expeditors International of Washington, Inc.	2,150	231,534
FedEx Corp.	3,150	894,726
SG Holdings Co. Ltd.	2,930	67,134
United Parcel Service, Inc., Class B	9,200	1,563,908
Yamato Holdings Co. Ltd.	2,931	80,339

		3,881,948

Airlines (0.2%)
Alaska Air Group, Inc.*	1,500	103,815
American Airlines Group, Inc.*	7,800	186,420
ANA Holdings, Inc.(x)*	1,133	26,318
Delta Air Lines, Inc.*	8,200	395,896
Deutsche Lufthansa AG (Registered)*	2,766	36,670
Japan Airlines Co. Ltd.*	1,411	31,476
Qantas Airways Ltd.*	8,554	33,071
Singapore Airlines Ltd.*	12,366	51,019
Southwest Airlines Co.*	7,600	464,056
United Airlines Holdings, Inc.*	3,750	215,775

		1,544,516

Building Products (0.5%)
A O Smith Corp.	1,692	114,396
AGC, Inc.	1,873	78,320
Allegion plc	1,200	150,744
Assa Abloy AB, Class B	9,259	266,104
Carrier Global Corp.	10,150	428,533
Cie de Saint-Gobain	4,841	285,669
Daikin Industries Ltd.	2,311	465,853
Fortune Brands Home & Security, Inc.	1,739	166,631
Geberit AG (Registered)	350	222,779
Johnson Controls International plc	9,270	553,141
Kingspan Group plc	1,457	123,533
Lixil Corp.	2,551	70,845
Masco Corp.	3,300	197,670
Nibe Industrier AB, Class B	2,853	88,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ROCKWOOL International A/S, Class B	75	$31,616
TOTO Ltd.	1,306	80,206
Trane Technologies plc	3,050	504,958
Xinyi Glass Holdings Ltd.	16,800	54,890

		3,884,352

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,710	110,174
Cintas Corp.	1,200	409,572
Copart, Inc.*	2,631	285,753
Dai Nippon Printing Co. Ltd.	2,217	46,432
Rentokil Initial plc*	16,692	111,468
Republic Services, Inc.	2,630	261,291
Rollins, Inc.	2,828	97,340
Secom Co. Ltd.	1,970	165,695
Securitas AB, Class B	2,972	50,535
Sohgo Security Services Co. Ltd.	740	34,953
Toppan Printing Co. Ltd.	2,548	43,032
Waste Management, Inc.	5,030	648,971

		2,265,216

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA(x)	2,618	86,762
Bouygues SA	2,097	84,078
CIMIC Group Ltd.(x)*	854	11,410
Eiffage SA*	788	78,880
Ferrovial SA	4,543	118,432
HOCHTIEF AG(x)	246	22,011
Kajima Corp.	4,203	59,633
Obayashi Corp.	6,011	55,102
Quanta Services, Inc.	1,700	149,566
Shimizu Corp.	4,747	38,413
Skanska AB, Class B(x)	3,211	80,519
Taisei Corp.	1,824	70,341
Vinci SA	4,819	493,693

		1,348,840

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	17,058	515,449
AMETEK, Inc.	2,900	370,417
Eaton Corp. plc	5,100	705,228
Emerson Electric Co.	7,700	694,694
Fuji Electric Co. Ltd.	1,251	52,085
Generac Holdings, Inc.*	812	265,889
Legrand SA	2,472	229,942
Mitsubishi Electric Corp.	17,017	259,193
Nidec Corp.	4,166	505,488
Prysmian SpA	2,207	71,718
Rockwell Automation, Inc.	1,500	398,160
Schneider Electric SE	4,987	761,735
Siemens Energy AG*	3,507	125,889
Siemens Gamesa Renewable Energy SA	2,214	85,680
Vestas Wind Systems A/S	1,847	379,111

		5,420,678

Industrial Conglomerates (0.9%)
3M Co.	7,430	1,431,612
CK Hutchison Holdings Ltd.	24,339	193,952
DCC plc	935	81,078
General Electric Co.	108,953	1,430,553
Honeywell International, Inc.	9,100	1,975,337
Investment AB Latour, Class B	1,355	35,095
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	85,410
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	51,854
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	42,796
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)(x)	827	27,308
Keihan Holdings Co. Ltd.	977	40,589
Keppel Corp. Ltd.	12,485	49,376
Melrose Industries plc*	44,240	101,791
Roper Technologies, Inc.	1,400	564,676
Siemens AG (Registered)	7,081	1,162,544
Smiths Group plc	3,592	76,136
Toshiba Corp.	3,539	119,538

		7,469,645

Machinery (1.6%)
Alfa Laval AB*	2,947	89,084
Alstom SA*	2,408	120,071
Amada Co. Ltd.	2,908	32,409
Atlas Copco AB, Class A	6,293	383,051
Atlas Copco AB, Class B	3,674	191,200
Caterpillar, Inc.	7,000	1,623,090
CNH Industrial NV	9,305	143,984
Cummins, Inc.	1,950	505,264
Daifuku Co. Ltd.	942	92,222
Deere & Co.	4,050	1,515,267
Dover Corp.	1,800	246,834
Epiroc AB, Class A	6,161	139,538
Epiroc AB, Class B	3,472	72,334
FANUC Corp.	1,777	420,237
Fortive Corp.	4,350	307,284
GEA Group AG	1,527	62,585
Harmonic Drive Systems, Inc.	357	24,117
Hino Motors Ltd.	2,283	19,629
Hitachi Construction Machinery Co. Ltd.	1,118	35,794
Hoshizaki Corp.	466	41,581
IDEX Corp.	966	202,203
Illinois Tool Works, Inc.	3,750	830,700
Ingersoll Rand, Inc.*	4,791	235,765
KION Group AG	730	72,081
Knorr-Bremse AG	672	83,865
Komatsu Ltd.	8,211	253,542
Kone OYJ, Class B	3,162	258,305
Kubota Corp.	9,702	220,765
Kurita Water Industries Ltd.	1,016	43,540
Makita Corp.	2,123	90,979
Minebea Mitsumi, Inc.	3,284	83,905
MISUMI Group, Inc.	2,596	75,377
Mitsubishi Heavy Industries Ltd.	3,020	94,071
Miura Co. Ltd.	803	43,368
Nabtesco Corp.	1,121	51,228
NGK Insulators Ltd.	2,542	46,467
NSK Ltd.	3,297	33,796
Otis Worldwide Corp.	5,175	354,229
PACCAR, Inc.	4,450	413,494
Parker-Hannifin Corp.	1,650	520,459
Pentair plc	2,100	130,872
Rational AG	48	37,292
Sandvik AB*	10,465	285,906
Schindler Holding AG	391	114,841
Schindler Holding AG (Registered)	197	56,444
SKF AB, Class B	3,514	99,866
SMC Corp.	531	308,409
Snap-on, Inc.	700	161,518
Spirax-Sarco Engineering plc	711	111,741
Stanley Black & Decker, Inc.	2,100	419,307
Techtronic Industries Co. Ltd.	12,506	213,954
THK Co. Ltd.	1,088	37,634
Volvo AB, Class B(x)	13,181	333,394
Wartsila OYJ Abp	4,022	42,138
Westinghouse Air Brake Technologies Corp.	2,285	180,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	2,250	$236,655
Yaskawa Electric Corp.	2,302	114,554

		12,959,120

Marine (0.0%)
AP Moller - Maersk A/S, Class A	30	65,313
AP Moller - Maersk A/S, Class B	57	132,408
Kuehne + Nagel International AG (Registered)	518	147,812
Nippon Yusen KK	1,431	48,788

		394,321

Professional Services (0.5%)
Adecco Group AG (Registered)	1,472	99,115
Bureau Veritas SA*	2,700	76,846
Equifax, Inc.	1,520	275,318
Experian plc	8,553	294,425
IHS Markit Ltd.	4,789	463,479
Intertek Group plc	1,522	117,543
Jacobs Engineering Group, Inc.	1,670	215,881
Leidos Holdings, Inc.	1,641	157,995
Nielsen Holdings plc	4,530	113,930
Nihon M&A Center, Inc.	2,890	78,119
Persol Holdings Co. Ltd.	1,746	34,124
Randstad NV	1,101	77,443
Recruit Holdings Co. Ltd.	11,774	574,318
RELX plc (London Stock Exchange)	9,462	237,276
RELX plc (Turquoise Stock Exchange)	8,483	213,086
Robert Half International, Inc.	1,420	110,859
SGS SA (Registered)	58	164,522
Teleperformance	548	199,732
Verisk Analytics, Inc.	2,050	362,215
Wolters Kluwer NV	2,559	222,430

		4,088,656

Road & Rail (0.7%)
Aurizon Holdings Ltd.	17,210	50,980
Central Japan Railway Co.	1,368	204,474
CSX Corp.	9,850	949,737
East Japan Railway Co.	2,800	198,232
Hankyu Hanshin Holdings, Inc.	2,179	69,764
JB Hunt Transport Services, Inc.	1,100	184,877
Kansas City Southern	1,250	329,900
Keikyu Corp.	2,012	30,364
Keio Corp.	973	65,379
Keisei Electric Railway Co. Ltd.	1,179	38,546
Kintetsu Group Holdings Co. Ltd.*	1,635	62,314
Kyushu Railway Co.	1,365	31,732
MTR Corp. Ltd.	13,824	78,330
Nagoya Railroad Co. Ltd.*	1,755	41,733
Nippon Express Co. Ltd.	673	50,084
Norfolk Southern Corp.	3,300	886,116
Odakyu Electric Railway Co. Ltd.	2,738	74,802
Old Dominion Freight Line, Inc.	1,234	296,666
Seibu Holdings, Inc.	1,922	21,177
Tobu Railway Co. Ltd.	1,826	49,078
Tokyu Corp.	4,545	60,504
Union Pacific Corp.	8,750	1,928,588
West Japan Railway Co.	1,554	86,103

		5,789,480

Trading Companies & Distributors (0.4%)
Ashtead Group plc	4,225	252,030
Brenntag SE	1,473	125,754
Bunzl plc	3,194	102,287
Fastenal Co.	7,400	372,072
Ferguson plc	2,086	249,271
ITOCHU Corp.(x)	12,572	407,277
Marubeni Corp.	15,282	127,087
Mitsubishi Corp.	12,392	350,300
Mitsui & Co. Ltd.	15,222	316,469
MonotaRO Co. Ltd.	2,304	62,300
Sumitomo Corp.	11,119	158,362
Toyota Tsusho Corp.	1,961	82,266
United Rentals, Inc.*	900	296,379
WW Grainger, Inc.	600	240,558

		3,142,412

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	631	102,338
Aeroports de Paris*	278	33,221
Atlantia SpA*	4,517	84,489
Auckland International Airport Ltd.*	11,118	60,876
Getlink SE	3,994	61,264
Japan Airport Terminal Co. Ltd.	475	23,337
Sydney Airport*	11,256	52,921
Transurban Group	25,326	256,228

		674,674

Total Industrials		61,735,668

Information Technology (15.6%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	755	227,927
Cisco Systems, Inc.	54,500	2,818,195
F5 Networks, Inc.*	740	154,379
Juniper Networks, Inc.	4,200	106,386
Motorola Solutions, Inc.	2,150	404,308
Nokia OYJ*	52,332	208,933
Telefonaktiebolaget LM Ericsson, Class B	27,114	358,738

		4,278,866

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	7,700	507,969
Azbil Corp.	1,143	49,189
CDW Corp.	1,859	308,129
Corning, Inc.	9,800	426,398
FLIR Systems, Inc.	1,600	90,352
Halma plc	3,612	118,213
Hamamatsu Photonics KK	1,336	78,911
Hexagon AB, Class B	2,636	243,153
Hirose Electric Co. Ltd.	333	51,187
Hitachi Ltd.	8,994	406,466
Ibiden Co. Ltd.	978	44,958
IPG Photonics Corp.*	453	95,556
Keyence Corp.	1,689	766,819
Keysight Technologies, Inc.*	2,405	344,877
Kyocera Corp.	3,016	191,352
Murata Manufacturing Co. Ltd.	5,334	425,949
Omron Corp.	1,756	137,023
Shimadzu Corp.	2,134	77,188
TDK Corp.	1,214	168,080
TE Connectivity Ltd.	4,200	542,262
Trimble, Inc.*	3,232	251,417
Venture Corp. Ltd.	2,400	35,790
Yokogawa Electric Corp.	2,208	40,640
Zebra Technologies Corp., Class A*	697	338,170

		5,740,048

IT Services (3.0%)
Accenture plc, Class A	8,170	2,256,962
Adyen NV(m)*	169	377,248
Afterpay Ltd.*	2,025	156,116
Akamai Technologies, Inc.*	2,100	213,990
Amadeus IT Group SA*	4,170	295,268
Atos SE	967	75,434
Automatic Data Processing, Inc.	5,500	1,036,585
Bechtle AG	253	47,441
Broadridge Financial Solutions, Inc.	1,474	225,669
Capgemini SE	1,505	256,089
Cognizant Technology Solutions Corp., Class A	6,810	531,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Computershare Ltd.	4,912	$56,113
DXC Technology Co.*	3,208	100,282
Edenred	2,317	121,022
Fidelity National Information Services, Inc.	8,022	1,127,973
Fiserv, Inc.*	7,183	855,064
FleetCor Technologies, Inc.*	1,106	297,105
Fujitsu Ltd.	1,829	264,294
Gartner, Inc.*	1,162	212,123
Global Payments, Inc.	3,871	780,316
GMO Payment Gateway, Inc.	378	50,116
International Business Machines Corp.	11,495	1,531,824
Itochu Techno-Solutions Corp.	867	27,915
Jack Henry & Associates, Inc.	993	150,658
Mastercard, Inc., Class A	11,400	4,058,970
NEC Corp.	2,439	143,620
Nexi SpA(m)*	4,068	70,986
Nomura Research Institute Ltd.	3,043	94,128
NTT Data Corp.	5,808	89,854
Obic Co. Ltd.	666	121,681
Otsuka Corp.	1,043	48,794
Paychex, Inc.	4,080	399,922
PayPal Holdings, Inc.*	15,150	3,679,026
SCSK Corp.	477	28,260
TIS, Inc.	2,048	48,849
VeriSign, Inc.*	1,350	268,326
Visa, Inc., Class A	21,900	4,636,887
Western Union Co. (The)	5,230	128,972
Wix.com Ltd.*	511	142,681
Worldline SA(m)*	2,355	197,296

		25,205,856

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	15,472	1,214,552
Advantest Corp.	1,905	166,542
Analog Devices, Inc.	4,706	729,807
Applied Materials, Inc.	11,700	1,563,120
ASM International NV	438	127,383
ASM Pacific Technology Ltd.	2,649	33,751
ASML Holding NV	3,940	2,388,766
Broadcom, Inc.	5,209	2,415,205
Disco Corp.	268	84,109
Enphase Energy, Inc.*	1,633	264,807
Infineon Technologies AG	12,088	512,519
Intel Corp.	52,850	3,382,400
KLA Corp.	2,000	660,800
Lam Research Corp.	1,850	1,101,194
Lasertec Corp.	741	97,172
Maxim Integrated Products, Inc.	3,435	313,856
Microchip Technology, Inc.	3,350	519,987
Micron Technology, Inc.*	14,300	1,261,403
Monolithic Power Systems, Inc.	548	193,559
NVIDIA Corp.	8,050	4,298,137
NXP Semiconductors NV	3,577	720,193
Qorvo, Inc.*	1,450	264,915
QUALCOMM, Inc.	14,587	1,934,090
Renesas Electronics Corp.*	6,977	75,614
Rohm Co. Ltd.	862	84,156
Skyworks Solutions, Inc.	2,100	385,308
STMicroelectronics NV	5,966	227,311
SUMCO Corp.	2,443	55,733
Teradyne, Inc.	2,073	252,243
Texas Instruments, Inc.	11,850	2,239,532
Tokyo Electron Ltd.	1,383	584,426
Xilinx, Inc.	3,150	390,285

		28,542,875

Software (4.6%)
Adobe, Inc.*	6,250	2,971,063
ANSYS, Inc.*	1,143	388,117
Autodesk, Inc.*	2,850	789,877
AVEVA Group plc	1,046	49,346
Cadence Design Systems, Inc.*	3,534	484,123
Check Point Software Technologies Ltd.*	1,063	119,024
Citrix Systems, Inc.	1,590	223,172
CyberArk Software Ltd.*	378	48,891
Dassault Systemes SE	1,244	266,092
Fortinet, Inc.*	1,686	310,932
Intuit, Inc.	3,370	1,290,912
Microsoft Corp.	97,651	23,023,176
Nemetschek SE	529	33,747
Nice Ltd.*	590	127,421
NortonLifeLock, Inc.	7,580	161,151
Oracle Corp. (London Stock Exchange)	24,400	1,712,148
Oracle Corp. (Tokyo Stock Exchange)	398	38,821
Paycom Software, Inc.*	635	234,988
Sage Group plc (The)	9,800	82,791
salesforce.com, Inc.*	11,799	2,499,854
SAP SE	9,666	1,183,634
ServiceNow, Inc.*	2,511	1,255,776
Synopsys, Inc.*	1,949	482,923
TeamViewer AG (m)*	1,396	59,639
Temenos AG (Registered)	626	90,110
Trend Micro, Inc.	1,313	65,694
Tyler Technologies, Inc.*	520	220,756
WiseTech Global Ltd.	1,304	28,773
Xero Ltd.*	1,124	108,023

		38,350,974

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	203,781	24,891,849
Brother Industries Ltd.	2,017	44,612
Canon, Inc.	9,242	208,879
FUJIFILM Holdings Corp.	3,360	199,400
Hewlett Packard Enterprise Co.	16,530	260,182
HP, Inc.	17,700	561,975
Logitech International SA (Registered)	1,564	164,053
NetApp, Inc.	2,850	207,110
Ricoh Co. Ltd.(x)	5,960	60,502
Seagate Technology plc	2,850	218,737
Seiko Epson Corp.(x)	2,452	39,861
Western Digital Corp.	3,900	260,325

		27,117,485

Total Information Technology		129,236,104

Materials (2.9%)
Chemicals (1.6%)
Air Liquide SA	4,383	715,994
Air Products and Chemicals, Inc.	2,850	801,819
Air Water, Inc.(x)	1,701	29,803
Akzo Nobel NV	1,827	204,140
Albemarle Corp.	1,314	191,989
Arkema SA	639	77,446
Asahi Kasei Corp.	11,612	133,660
BASF SE	8,526	708,289
Celanese Corp.	1,452	217,524
CF Industries Holdings, Inc.	2,750	124,795
Chr Hansen Holding A/S*	1,018	92,504
Clariant AG (Registered)	1,986	40,050
Corteva, Inc.	9,568	446,060
Covestro AG(m)	1,699	114,245
Croda International plc	1,292	113,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dow, Inc.	9,568	$611,778
DuPont de Nemours, Inc.	6,934	535,859
Eastman Chemical Co.	1,750	192,710
Ecolab, Inc.	3,200	685,024
EMS-Chemie Holding AG (Registered)	78	69,652
Evonik Industries AG	1,919	67,872
FMC Corp.	1,650	182,506
FUCHS PETROLUB SE (Preference)(q)	693	33,190
Givaudan SA (Registered)	86	331,389
ICL Group Ltd.	6,007	35,164
International Flavors & Fragrances, Inc.	3,214	448,707
Johnson Matthey plc	1,757	72,981
JSR Corp.(x)	1,904	57,434
Kansai Paint Co. Ltd.	1,741	46,463
Koninklijke DSM NV	1,609	272,276
Kuraray Co. Ltd.	2,704	30,844
LANXESS AG	782	57,646
Linde plc	6,804	1,906,073
LyondellBasell Industries NV, Class A	3,250	338,162
Mitsubishi Chemical Holdings Corp.	11,160	83,646
Mitsubishi Gas Chemical Co., Inc.	1,541	37,772
Mitsui Chemicals, Inc.	1,771	55,901
Mosaic Co. (The)	4,400	139,084
Nippon Paint Holdings Co. Ltd.	6,780	97,666
Nippon Sanso Holdings Corp.	1,291	24,532
Nissan Chemical Corp.	1,141	60,901
Nitto Denko Corp.	1,474	125,934
Novozymes A/S, Class B	1,927	123,429
Orica Ltd.	3,568	37,806
PPG Industries, Inc.	3,000	450,780
Sherwin-Williams Co. (The)	1,050	774,910
Shin-Etsu Chemical Co. Ltd.	3,279	551,115
Sika AG (Registered)	1,318	376,512
Solvay SA	715	89,047
Sumitomo Chemical Co. Ltd.	12,600	65,205
Symrise AG	1,216	147,449
Teijin Ltd.	1,635	28,159
Toray Industries, Inc.	12,835	82,591
Tosoh Corp.	2,519	48,185
Umicore SA	1,877	99,558
Yara International ASA	1,637	85,131

		13,572,428

Construction Materials (0.2%)
CRH plc	7,285	341,469
HeidelbergCement AG	1,395	126,718
James Hardie Industries plc (CHDI)	4,163	125,974
LafargeHolcim Ltd. (Registered)*	4,444	261,143
Martin Marietta Materials, Inc.	800	268,656
Taiheiyo Cement Corp.	1,180	31,023
Vulcan Materials Co.	1,650	278,438

		1,433,421

Containers & Packaging (0.2%)
Amcor plc	20,238	236,380
Avery Dennison Corp.	1,100	202,015
Ball Corp.	4,150	351,671
International Paper Co.	5,050	273,053
Packaging Corp. of America	1,249	167,966
Sealed Air Corp.	1,950	89,349
Smurfit Kappa Group plc	2,269	106,860
Westrock Co.	3,350	174,367

		1,601,661

Metals & Mining (0.8%)
Anglo American plc	11,404	446,885
Antofagasta plc	3,678	85,691
ArcelorMittal SA	6,663	192,451
BHP Group Ltd.	27,267	938,192
BHP Group plc	19,550	564,502
BlueScope Steel Ltd.	4,652	68,372
Boliden AB	2,622	97,273
Evolution Mining Ltd.	14,814	45,908
Evraz plc	4,560	36,335
Fortescue Metals Group Ltd.	15,494	235,252
Freeport-McMoRan, Inc.*	18,750	617,438
Fresnillo plc	1,705	20,313
Glencore plc*	91,434	358,300
Hitachi Metals Ltd.	1,990	32,746
JFE Holdings, Inc.	4,445	54,717
Newcrest Mining Ltd.	7,645	141,801
Newmont Corp.	10,360	624,397
Nippon Steel Corp.	7,291	124,222
Norsk Hydro ASA	11,490	73,563
Northern Star Resources Ltd.	6,771	48,755
Nucor Corp.	3,800	305,026
Rio Tinto Ltd.	3,437	289,121
Rio Tinto plc	10,386	794,657
South32 Ltd.	44,331	94,617
Sumitomo Metal Mining Co. Ltd.	2,244	96,853
voestalpine AG	1,076	44,580

		6,431,967

Paper & Forest Products (0.1%)
Mondi plc	4,422	112,779
Oji Holdings Corp.	7,367	47,639
Stora Enso OYJ, Class R	5,416	101,018
Svenska Cellulosa AB SCA, Class B*	5,543	98,091
UPM-Kymmene OYJ	5,046	181,251

		540,778

Total Materials		23,580,255

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,553	255,158
American Tower Corp. (REIT)	5,750	1,374,595
Ascendas REIT (REIT)	29,118	66,020
AvalonBay Communities, Inc. (REIT)	1,750	322,893
Boston Properties, Inc. (REIT)	1,750	177,205
British Land Co. plc (The) (REIT)	7,446	51,818
CapitaLand Integrated Commercial Trust (REIT)	41,905	67,599
Covivio (REIT)	514	44,002
Crown Castle International Corp. (REIT)	5,600	963,928
Daiwa House REIT Investment Corp. (REIT)	19	50,981
Dexus (REIT)	9,853	72,967
Digital Realty Trust, Inc. (REIT)	3,606	507,869
Duke Realty Corp. (REIT)	4,787	200,719
Equinix, Inc. (REIT)	1,200	815,508
Equity Residential (REIT)	4,400	315,172
Essex Property Trust, Inc. (REIT)	850	231,064
Extra Space Storage, Inc. (REIT)	1,600	212,080
Federal Realty Investment Trust (REIT)	850	86,233
Gecina SA (REIT)	451	62,091
GLP J-REIT (REIT)	38	62,392
Goodman Group (REIT)	15,360	211,400
GPT Group (The) (REIT)	17,738	61,975
Healthpeak Properties, Inc. (REIT)	6,950	220,593
Host Hotels & Resorts, Inc. (REIT)*	9,050	152,493
Iron Mountain, Inc. (REIT)	3,660	135,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Metropolitan Fund Invest (REIT)	52	$53,115
Japan Real Estate Investment Corp. (REIT)	13	76,667
Kimco Realty Corp. (REIT)	5,550	104,063
Klepierre SA (REIT)	1,880	43,840
Land Securities Group plc (REIT)	6,334	60,260
Link REIT (REIT)	18,890	172,034
Mapletree Commercial Trust (REIT)	18,300	28,840
Mapletree Logistics Trust (REIT)	24,300	34,864
Mid-America Apartment Communities, Inc. (REIT)	1,432	206,724
Mirvac Group (REIT)	35,823	68,023
Nippon Building Fund, Inc. (REIT)	14	82,312
Nippon Prologis REIT, Inc. (REIT)	21	67,424
Nomura Real Estate Master Fund, Inc. (REIT)	40	60,113
Orix JREIT, Inc. (REIT)	28	48,654
Prologis, Inc. (REIT)	9,450	1,001,700
Public Storage (REIT)	2,000	493,520
Realty Income Corp. (REIT)	4,500	285,750
Regency Centers Corp. (REIT)	2,019	114,497
SBA Communications Corp. (REIT)	1,450	402,448
Scentre Group (REIT)	48,042	102,903
Segro plc (REIT)	11,023	142,481
Simon Property Group, Inc. (REIT)	4,200	477,834
Stockland (REIT)	20,799	69,511
Suntec REIT (REIT)	14,191	16,457
UDR, Inc. (REIT)	3,750	164,475
Unibail-Rodamco-Westfield (REIT)*	1,282	102,742
United Urban Investment Corp. (REIT)	32	42,946
Ventas, Inc. (REIT)	4,750	253,365
Vicinity Centres (REIT)	35,815	45,021
Vornado Realty Trust (REIT)	1,950	88,510
Welltower, Inc. (REIT)	5,300	379,639
Weyerhaeuser Co. (REIT)	9,550	339,980

		12,352,924

Real Estate Management & Development (0.3%)
Aeon Mall Co. Ltd.	823	14,308
Aroundtown SA	9,247	65,823
Azrieli Group Ltd.	414	25,523
CapitaLand Ltd.	24,342	68,039
CBRE Group, Inc., Class A*	4,250	336,218
City Developments Ltd.	4,206	24,951
CK Asset Holdings Ltd.	23,916	145,205
Daito Trust Construction Co. Ltd.	640	74,158
Daiwa House Industry Co. Ltd.	5,286	154,725
Deutsche Wohnen SE	3,230	150,680
ESR Cayman Ltd.(m)*	15,500	50,742
Fastighets AB Balder, Class B*	938	46,463
Hang Lung Properties Ltd.	17,369	45,131
Henderson Land Development Co. Ltd.	12,485	56,048
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	34,155
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	15,923
Hulic Co. Ltd.	2,761	32,541
LEG Immobilien SE	668	87,862
Lendlease Corp. Ltd.	6,051	59,381
Mitsubishi Estate Co. Ltd.	10,887	190,012
Mitsui Fudosan Co. Ltd.	8,512	193,226
New World Development Co. Ltd.	13,819	71,458
Nomura Real Estate Holdings, Inc.	1,126	27,101
Sino Land Co. Ltd.	27,000	37,579
Sumitomo Realty & Development Co. Ltd.(x)	2,975	104,948
Sun Hung Kai Properties Ltd.	11,939	180,910
Swire Pacific Ltd., Class A	4,257	31,924
Swire Properties Ltd.	9,996	30,924
Swiss Prime Site AG (Registered)	728	67,127
Tokyu Fudosan Holdings Corp.	5,361	31,713
UOL Group Ltd.	4,185	24,577
Vonovia SE	4,858	317,322
Wharf Real Estate Investment Co. Ltd.	15,212	85,217

		2,881,914

Total Real Estate		15,234,838

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	3,142	170,171
American Electric Power Co., Inc.	6,350	537,845
AusNet Services	17,369	24,208
Chubu Electric Power Co., Inc.	5,860	75,417
Chugoku Electric Power Co., Inc. (The)	2,820	34,612
CK Infrastructure Holdings Ltd.	5,668	33,684
CLP Holdings Ltd.	15,065	146,307
Duke Energy Corp.	9,500	917,035
Edison International	4,850	284,210
EDP - Energias de Portugal SA	25,410	145,118
Electricite de France SA*	5,603	75,168
Elia Group SA/NV	283	31,163
Endesa SA	2,955	78,178
Enel SpA	75,282	749,789
Entergy Corp.	2,550	253,648
Evergy, Inc.	2,870	170,851
Eversource Energy	4,350	376,666
Exelon Corp.	12,500	546,750
FirstEnergy Corp.	6,950	241,095
Fortum OYJ	4,231	112,928
HK Electric Investments & HK Electric Investments Ltd.(m)	24,476	24,306
Iberdrola SA	56,633	729,553
Kansai Electric Power Co., Inc. (The)	6,346	68,661
Kyushu Electric Power Co., Inc.	3,207	31,628
Mercury NZ Ltd.	6,202	28,155
NextEra Energy, Inc.	25,200	1,905,372
NRG Energy, Inc.	3,100	116,963
Orsted A/S(m)	1,762	284,581
Pinnacle West Capital Corp.	1,400	113,890
Power Assets Holdings Ltd.	11,892	70,213
PPL Corp.	9,900	285,516
Red Electrica Corp. SA	3,939	69,751
Southern Co. (The)	13,550	842,268
SSE plc	9,623	193,024
Terna Rete Elettrica Nazionale SpA	12,812	96,729
Tohoku Electric Power Co., Inc.	3,867	36,496
Tokyo Electric Power Co. Holdings, Inc.*	12,334	41,104
Verbund AG	630	45,806
Xcel Energy, Inc.	6,700	445,617

		10,434,476

Gas Utilities (0.1%)
APA Group	10,921	83,116
Atmos Energy Corp.	1,565	154,700
Enagas SA	2,346	50,951
Hong Kong & China Gas Co. Ltd.	98,604	156,009
Naturgy Energy Group SA(x)	2,710	66,421
Osaka Gas Co. Ltd.	3,467	67,540
Snam SpA	18,472	102,419
Toho Gas Co. Ltd.	714	44,043
Tokyo Gas Co. Ltd.	3,513	78,128

		803,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	8,550	$229,225
Meridian Energy Ltd.	11,567	43,543
Uniper SE	1,894	68,587

		341,355

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,492	40,254
Ameren Corp.	3,150	256,284
CenterPoint Energy, Inc.	6,950	157,417
CMS Energy Corp.	3,650	223,453
Consolidated Edison, Inc.	4,400	329,120
Dominion Energy, Inc.	10,469	795,225
DTE Energy Co.	2,500	332,850
E.ON SE	20,903	243,267
Engie SA	16,966	240,841
National Grid plc	32,583	388,100
NiSource, Inc.	4,850	116,934
Public Service Enterprise Group, Inc.	6,500	391,365
RWE AG	5,946	233,033
Sempra Energy	3,650	483,917
Suez SA	3,345	70,844
Veolia Environnement SA	5,115	131,124
WEC Energy Group, Inc.	4,050	379,040

		4,813,068

Water Utilities (0.0%)
American Water Works Co., Inc.	2,350	352,312
Severn Trent plc	2,224	70,702
United Utilities Group plc	6,322	80,688

		503,702

Total Utilities		16,895,928

Total Common Stocks (70.5%) (Cost $387,262,403)		583,733,570

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Russell 2000 ETF(x)	164,165	36,270,615
SPDR S&P MidCap 400 ETF Trust(x)	79,709	37,945,470

Total Exchange Traded Funds (9.0%) (Cost $50,799,749)		74,216,085

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.5%)
FHLB
2.500%, 2/13/24	$140,000	148,822
3.250%, 11/16/28	350,000	393,256
FHLMC
2.375%, 1/13/22	1,380,000	1,404,935
2.750%, 6/19/23	701,000	739,945
FNMA
2.875%, 9/12/23	799,000	850,022
1.875%, 9/24/26	612,000	638,431

Total U.S. Government Agency Securities		4,175,411

U.S. Treasury Obligations (8.9%)
U.S. Treasury Bonds
6.125%, 11/15/27	238,000	311,121
U.S. Treasury Notes
1.875%, 11/30/21	323,500	327,408
0.125%, 7/31/22	2,576,800	2,577,129
1.875%, 7/31/22#	1,055,000	1,079,693
2.000%, 7/31/22	2,453,000	2,514,541
1.875%, 8/31/22	605,500	620,427
1.875%, 10/31/22	748,000	768,461
2.000%, 10/31/22	200,000	205,869
1.625%, 11/15/22	2,361,000	2,417,650
0.125%, 11/30/22	798,300	798,092
2.000%, 11/30/22	898,000	925,651
2.125%, 12/31/22	895,000	925,734
0.125%, 1/31/23	396,100	395,883
2.000%, 2/15/23	751,000	776,741
1.750%, 5/15/23	2,762,000	2,852,895
1.625%, 5/31/23	157,000	161,823
1.375%, 8/31/23	786,000	807,813
1.375%, 9/30/23	284,400	292,467
2.750%, 11/15/23	485,600	517,117
2.125%, 11/30/23#	997,000	1,046,010
2.250%, 12/31/23#	3,466,000	3,650,471
2.500%, 1/31/24	466,100	494,683
2.125%, 3/31/24	775,000	815,671
2.250%, 4/30/24	620,000	655,338
2.000%, 5/31/24	1,575,000	1,653,603
1.750%, 7/31/24	158,000	164,769
2.375%, 8/15/24#	2,585,000	2,750,276
2.250%, 11/15/24	3,349,000	3,553,188
1.500%, 11/30/24	483,000	499,264
2.000%, 2/15/25#	5,610,500	5,907,008
0.500%, 3/31/25	1,371,000	1,361,546
2.125%, 5/15/25	2,135,000	2,259,191
0.250%, 7/31/25	2,746,700	2,685,725
0.250%, 8/31/25	2,153,000	2,102,072
0.250%, 9/30/25	1,174,600	1,145,286
2.250%, 11/15/25	484,500	515,747
0.375%, 12/31/25	1,125,100	1,098,363
0.375%, 1/31/26	1,143,300	1,114,433
1.625%, 2/15/26	2,980,000	3,080,506
0.500%, 2/28/26	982,300	962,637
2.000%, 11/15/26	1,655,200	1,735,917
2.250%, 2/15/27	404,000	428,876
2.375%, 5/15/27	1,502,800	1,605,175
2.250%, 8/15/27#	1,152,500	1,220,738
2.250%, 11/15/27	769,000	813,585
2.750%, 2/15/28	502,000	547,192
2.875%, 5/15/28	560,000	615,191
3.125%, 11/15/28	547,900	612,270
2.625%, 2/15/29	748,100	808,724
2.375%, 5/15/29	1,989,300	2,112,696
1.625%, 8/15/29	1,015,000	1,017,973
1.750%, 11/15/29	902,800	912,933
1.500%, 2/15/30	624,900	616,840
0.625%, 5/15/30	1,214,800	1,104,752
0.625%, 8/15/30	1,233,600	1,117,101
0.875%, 11/15/30	1,307,000	1,207,737
1.125%, 2/15/31	436,500	412,011

Total U.S. Treasury Obligations		73,682,013

Total Long-Term Debt Securities (9.4%) (Cost $75,503,391)		77,857,424

	Number of Rights	Value (Note 1)
RIGHTS:
Utilities (0.0%)
Gas Utilities (0.0%)
Snam SpA* (Cost $—)	18,472	19

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	$10,000,000
JPMorgan Prime Money Market Fund, IM Shares	22,233,964	22,245,080

Total Investment Companies		32,245,080

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $900,004, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $918,004.(xx)	$900,000	900,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $5,220,355, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $5,324,762.(xx)	5,220,354	5,220,354
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $1,109,703.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $3,000,016, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $3,318,121.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $8,000,044, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,848,324.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		23,120,354

U.S. Treasury Obligations (6.1%)
U.S. Treasury Bills
0.01%, 6/15/21(p)	50,608,000	50,606,482

Total Short-Term Investments (12.8%) (Cost $105,962,251)		105,971,916

Total Investments in Securities (101.7%) (Cost $619,527,794)		841,779,014
Other Assets Less Liabilities (-1.7%)		(14,456,542)

Net Assets (100%)		$827,322,472

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,684,769.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $2,650,003 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $63,941,910. This was collateralized by $32,212,209 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $33,120,354 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.4
Finland	0.2
France	1.9
Germany	1.7
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.5
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.1
Spain	0.4
Sweden	0.6
Switzerland	1.7
United Arab Emirates	0.0	#
United Kingdom	2.4
United States	83.4
Cash and Other	(1.7)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	524	6/2021	EUR	23,756,369	512,943
MSCI EAFE E-Mini Index	10	6/2021	USD	1,096,000	(2,937)
SPI 200 Index	23	6/2021	AUD	2,954,991	(17,049)
TOPIX Index	88	6/2021	JPY	15,529,646	377,502
U.S. Treasury 10 Year Note	810	6/2021	USD	106,059,375	(2,629,601)

					(1,759,142)

Short Contracts
FTSE 100 Index	(42)	6/2021	GBP	(3,867,511)	(8,722)
S&P 500 E-Mini Index	(290)	6/2021	USD	(57,527,300)	(543,633)

					(552,355)

					(2,311,497)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,456,941	CHF	4,123,673	BNP Paribas	5/6/2021	90,276
USD	434,054	AUD	569,168	JPMorgan Chase Bank	6/4/2021	1,623
USD	681,330	AUD	884,658	BNP Paribas	6/16/2021	9,175
USD	1,490,510	CHF	1,345,000	Goldman Sachs Bank USA	6/16/2021	64,594
USD	2,455,747	CHF	2,279,567	JPMorgan Chase Bank	6/16/2021	39,041
USD	21,288,843	EUR	17,617,000	JPMorgan Chase Bank	6/16/2021	597,254
USD	1,618,295	GBP	1,163,000	JPMorgan Chase Bank	6/16/2021	14,622
USD	5,320,443	JPY	578,156,875	BNP Paribas	6/16/2021	95,298
USD	8,902,853	JPY	950,725,000	JPMorgan Chase Bank	6/16/2021	310,589
USD	2,437,411	JPY	258,385,052	Natwest Markets plc	6/16/2021	102,233
USD	266,739	NZD	372,604	JPMorgan Chase Bank	6/16/2021	6,559
USD	2,738,729	SEK	23,316,146	BNP Paribas	6/16/2021	67,165
USD	1,335,517	SEK	11,104,675	Citibank NA	6/16/2021	63,143
USD	7,396,720	SEK	61,350,701	JPMorgan Chase Bank	6/16/2021	367,154

Total unrealized appreciation						1,828,726

NOK	9,110,483	USD	1,076,609	BNP Paribas	4/15/2021	(11,437)
JPY	690,343,623	USD	6,343,796	Morgan Stanley	5/20/2021	(106,277)
EUR	4,217,600	USD	5,128,077	BNP Paribas	6/16/2021	(174,405)
EUR	1,054,400	USD	1,281,063	Citibank NA	6/16/2021	(42,645)
EUR	12,345,000	USD	14,971,615	JPMorgan Chase Bank	6/16/2021	(472,116)
GBP	1,287,200	USD	1,782,979	BNP Paribas	6/16/2021	(8,046)
GBP	321,800	USD	444,675	Citibank NA	6/16/2021	(941)
GBP	3,465,000	USD	4,865,851	JPMorgan Chase Bank	6/16/2021	(87,928)
JPY	303,511,200	USD	2,902,912	BNP Paribas	6/16/2021	(159,902)
JPY	75,877,800	USD	726,571	Citibank NA	6/16/2021	(40,818)
JPY	1,407,877,927	USD	13,357,324	Morgan Stanley	6/16/2021	(633,499)
NOK	100,358,196	USD	11,832,807	JPMorgan Chase Bank	6/16/2021	(99,795)
NZD	4,739,000	USD	3,393,963	BNP Paribas	6/16/2021	(84,833)
SEK	159,298,745	USD	18,922,080	JPMorgan Chase Bank	6/16/2021	(669,624)
USD	8,771,703	GBP	6,421,334	JPMorgan Chase Bank	6/16/2021	(82,739)

Total unrealized depreciation						(2,675,005)

Net unrealized depreciation						(846,279)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$47,591,501	$7,845,582	$—	(b)	$55,437,083
Consumer Discretionary	54,168,006	19,238,265	—		73,406,271
Consumer Staples	26,760,232	15,394,453	—		42,154,685
Energy	11,915,740	4,990,674	—		16,906,414
Financials	49,027,414	25,447,500	—		74,474,914
Health Care	56,707,347	17,964,063	—	(b)	74,671,410
Industrials	38,436,989	23,298,679	—		61,735,668
Information Technology	115,974,111	13,261,993	—		129,236,104
Materials	11,636,536	11,943,719	—		23,580,255
Real Estate	10,653,845	4,580,993	—		15,234,838
Utilities	11,409,739	5,486,189	—		16,895,928
Exchange Traded Funds	74,216,085	—	—		74,216,085
Forward Currency Contracts	—	1,828,726	—		1,828,726
Futures	890,445	—	—		890,445
Rights
Utilities	—	19	—		19
Short-Term Investments
Investment Companies	32,245,080	—	—		32,245,080
Repurchase Agreements	—	23,120,354	—		23,120,354
U.S. Treasury Obligations	—	50,606,482	—		50,606,482
U.S. Government Agency Securities	—	4,175,411	—		4,175,411
U.S. Treasury Obligations	—	73,682,013	—		73,682,013

Total Assets	$541,633,070	$302,865,115	$—		$844,498,185

Liabilities:
Forward Currency Contracts	$—	$(2,675,005)	$—		$(2,675,005)
Futures	(3,201,942)	—	—		(3,201,942)

Total Liabilities	$(3,201,942)	$(2,675,005)	$—		$(5,876,947)

Total	$538,431,128	$300,190,110	$—		$838,621,238

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,886,243
Aggregate gross unrealized depreciation	(27,795,636)

Net unrealized appreciation	$219,090,607

Federal income tax cost of investments in securities and derivative instruments, if applicable	$619,530,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (1.0%)
Altice Europe NV, Class A(r)*	26,062	$—
AT&T, Inc.	157,063	4,754,297
BT Group plc*	366,604	782,360
Cellnex Telecom SA(m)	12,823	738,343
Deutsche Telekom AG (Registered)	136,902	2,756,557
Elisa OYJ	5,842	350,356
HKT Trust & HKT Ltd.	155,168	221,152
Iliad SA	736	139,910
Infrastrutture Wireless Italiane SpA(m)	13,803	153,774
Koninklijke KPN NV	146,735	497,988
Lumen Technologies, Inc.	21,692	289,588
Nippon Telegraph & Telephone Corp.	52,780	1,354,714
Orange SA	84,047	1,035,393
PCCW Ltd.	173,776	97,907
Proximus SADP	6,247	135,968
Singapore Telecommunications Ltd.	335,323	608,228
Spark New Zealand Ltd.	75,456	236,089
Swisscom AG (Registered)(x)	1,064	570,754
Telecom Italia SpA (Aquis Stock Exchange)	247,589	142,386
Telecom Italia SpA (Turquoise Stock Exchange)	343,454	185,757
Telefonica Deutschland Holding AG	42,762	125,368
Telefonica SA	207,918	930,682
Telenor ASA	28,741	505,723
Telia Co. AB(x)	100,788	436,575
Telstra Corp. Ltd.	170,979	441,548
TPG Telecom Ltd.	15,274	73,437
United Internet AG (Registered)	4,382	175,746
Verizon Communications, Inc.	91,225	5,304,734

		23,045,334

Entertainment (0.9%)
Activision Blizzard, Inc.	17,024	1,583,232
Bollore SA	42,993	207,621
Capcom Co. Ltd.	7,200	233,768
Electronic Arts, Inc.	6,415	868,399
Koei Tecmo Holdings Co. Ltd.	2,340	104,927
Konami Holdings Corp.(x)	3,774	224,616
Live Nation Entertainment, Inc.*	3,056	258,690
Netflix, Inc.*	9,746	5,084,098
Nexon Co. Ltd.	19,946	646,703
Nintendo Co. Ltd.	4,628	2,583,488
Square Enix Holdings Co. Ltd.	3,718	206,509
Take-Two Interactive Software, Inc.*	2,539	448,641
Toho Co. Ltd.	4,588	186,048
Ubisoft Entertainment SA*	4,044	307,687
Vivendi SE	34,956	1,147,801
Walt Disney Co. (The)*	39,953	7,372,128

		21,464,356

Interactive Media & Services (1.9%)
Adevinta ASA*	9,846	144,930
Alphabet, Inc., Class A*	6,704	13,827,134
Alphabet, Inc., Class C*	6,428	13,297,154
Auto Trader Group plc(m)*	39,673	303,219
Facebook, Inc., Class A*	53,036	15,620,693
Kakaku.com, Inc.	5,509	150,257
REA Group Ltd.	2,164	232,973
Scout24 AG(m)(x)	4,419	335,286
SEEK Ltd.*	13,775	298,294
Twitter, Inc.*	17,519	1,114,734
Z Holdings Corp.	108,973	541,888

		45,866,562

Media (0.6%)
Charter Communications, Inc., Class A*	3,270	2,017,655
Comcast Corp., Class A	100,604	5,443,682
CyberAgent, Inc.	16,368	294,617
Dentsu Group, Inc.	8,851	283,776
Discovery, Inc., Class A*	3,455	150,154
Discovery, Inc., Class C*	6,453	238,051
DISH Network Corp., Class A*	5,368	194,322
Fox Corp., Class A	7,443	268,767
Fox Corp., Class B	3,360	117,365
Hakuhodo DY Holdings, Inc.	9,546	159,064
Informa plc*	61,699	476,156
Interpublic Group of Cos., Inc. (The)	8,535	249,222
News Corp., Class A	8,536	217,071
News Corp., Class B	2,620	61,465
Omnicom Group, Inc.	4,730	350,729
Pearson plc	30,921	328,915
Publicis Groupe SA	9,472	578,051
Schibsted ASA, Class A*	3,105	130,326
Schibsted ASA, Class B	4,025	143,999
SES SA (FDR)	18,536	147,248
ViacomCBS, Inc.	12,365	557,661
WPP plc	50,329	638,745

		13,047,041

Wireless Telecommunication Services (0.5%)
KDDI Corp.	66,170	2,028,875
SoftBank Corp.(x)	117,887	1,531,546
SoftBank Group Corp.	64,312	5,419,110
Tele2 AB, Class B	20,512	276,673
T-Mobile US, Inc.*	12,837	1,608,348
Vodafone Group plc	1,101,786	2,003,155

		12,867,707

Total Communication Services		116,291,000

Consumer Discretionary (7.5%)
Auto Components (0.3%)
Aisin Corp.(x)	6,657	252,512
Aptiv plc*	5,883	811,266
BorgWarner, Inc.	5,360	248,490
Bridgestone Corp.	21,907	885,381
Cie Generale des Etablissements Michelin SCA	7,176	1,074,212
Continental AG	4,518	597,114
Denso Corp.	17,733	1,176,648
Faurecia SE (Euronext Paris)	4,675	249,055
Faurecia SE (Italian Stock Exchange)	771	40,982
Koito Manufacturing Co. Ltd.	4,228	283,330
NGK Spark Plug Co. Ltd.	6,239	107,679
Stanley Electric Co. Ltd.	5,304	157,839
Sumitomo Electric Industries Ltd.	30,915	462,922
Toyoda Gosei Co. Ltd.	2,629	69,046
Toyota Industries Corp.	5,932	528,241
Valeo SA	10,080	342,449

		7,287,166

Automobiles (1.5%)
Bayerische Motoren Werke AG	13,599	1,410,879
Bayerische Motoren Werke AG (Preference)(q)	2,335	185,791
Daimler AG (Registered)	35,154	3,133,520
Ferrari NV	5,177	1,082,775
Ford Motor Co.*	86,090	1,054,602
General Motors Co.*	27,750	1,594,515
Honda Motor Co. Ltd.	66,958	2,007,077
Isuzu Motors Ltd.	22,611	242,804
Mazda Motor Corp.	23,305	189,850
Nissan Motor Co. Ltd.*	95,319	530,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Porsche Automobil Holding SE (Preference)(q)	6,289	$666,857
Renault SA*	8,553	370,412
Stellantis NV (Euronext Paris)	44,032	778,676
Stellantis NV (Italian Stock Exchange)	45,260	800,604
Subaru Corp.(x)	25,195	501,511
Suzuki Motor Corp.	15,100	685,279
Tesla, Inc.*	16,800	11,221,224
Toyota Motor Corp.	87,110	6,778,413
Volkswagen AG(x)	1,333	483,344
Volkswagen AG (Preference)(q)	7,622	2,132,683
Yamaha Motor Co. Ltd.	11,428	279,804

		36,130,825

Distributors (0.0%)
Genuine Parts Co.	3,135	362,374
LKQ Corp.*	6,096	258,044
Pool Corp.	896	309,335

		929,753

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	8,240	310,764
Aristocrat Leisure Ltd.	23,535	614,041
Caesars Entertainment, Inc.*	4,594	401,745
Carnival Corp.*	16,355	434,062
Chipotle Mexican Grill, Inc.*	611	868,121
Compass Group plc*	73,271	1,476,282
Crown Resorts Ltd.*	15,297	136,637
Darden Restaurants, Inc.	2,865	406,830
Domino’s Pizza, Inc.	858	315,564
Entain plc*	23,969	501,603
Evolution Gaming Group AB(m)	5,157	759,368
Flutter Entertainment plc*	6,357	1,366,475
Galaxy Entertainment Group Ltd.*	88,644	798,173
Genting Singapore Ltd.	247,650	169,371
Hilton Worldwide Holdings, Inc.*	6,030	729,148
InterContinental Hotels Group plc*	7,127	488,808
La Francaise des Jeux SAEM(m)	4,158	189,046
Las Vegas Sands Corp.*	7,213	438,262
Marriott International, Inc., Class A*	5,830	863,481
McDonald’s Corp.	16,445	3,685,982
McDonald’s Holdings Co. Japan Ltd.	2,689	123,855
Melco Resorts & Entertainment Ltd. (ADR)*	8,815	175,507
MGM Resorts International	8,970	340,770
Norwegian Cruise Line Holdings Ltd.(x)*	6,903	190,454
Oriental Land Co. Ltd.(x)	8,193	1,230,152
Penn National Gaming, Inc.*	3,279	343,770
Royal Caribbean Cruises Ltd.*	4,066	348,090
Sands China Ltd.*	99,153	495,504
SJM Holdings Ltd.	81,205	106,127
Sodexo SA*	3,939	377,763
Starbucks Corp.	25,793	2,818,401
Tabcorp Holdings Ltd.	88,158	313,375
Whitbread plc*	8,290	391,544
Wynn Macau Ltd.*	63,077	122,680
Wynn Resorts Ltd.*	2,095	262,650
Yum! Brands, Inc.	6,580	711,824

		23,306,229

Household Durables (0.6%)
Barratt Developments plc*	41,826	430,615
Berkeley Group Holdings plc	5,163	315,955
Casio Computer Co. Ltd.	7,959	149,871
DR Horton, Inc.	7,235	644,783
Electrolux AB(x)	9,264	256,913
Garmin Ltd.	3,230	425,875
Husqvarna AB, Class B	17,169	247,309
Iida Group Holdings Co. Ltd.	5,956	143,945
Leggett & Platt, Inc.	2,855	130,331
Lennar Corp., Class A	6,025	609,911
Mohawk Industries, Inc.*	1,300	250,003
Newell Brands, Inc.	8,247	220,855
NVR, Inc.*	164	772,593
Panasonic Corp.	90,621	1,165,039
Persimmon plc	13,100	530,954
PulteGroup, Inc.	5,885	308,609
Rinnai Corp.	1,457	163,037
SEB SA	1,189	209,709
Sekisui Chemical Co. Ltd.(x)	14,601	280,218
Sekisui House Ltd.	25,249	541,351
Sharp Corp.(x)	8,716	150,351
Sony Group Corp.	51,752	5,419,412
Taylor Wimpey plc*	149,693	372,389
Whirlpool Corp.	1,365	300,778

		14,040,806

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	9,420	29,146,234
Booking Holdings, Inc.*	979	2,280,913
Delivery Hero SE(m)*	5,316	688,865
eBay, Inc.	14,435	883,999
Etsy, Inc.*	2,768	558,223
Expedia Group, Inc.*	2,927	503,795
HelloFresh SE*	6,070	452,723
Just Eat Takeaway.com NV(m)(x)*	5,192	478,690
Mercari, Inc.*	3,477	157,639
Ocado Group plc*	19,968	560,192
Prosus NV*	20,019	2,225,552
Rakuten Group, Inc.	35,324	420,794
Zalando SE(m)*	6,282	616,168
ZOZO, Inc.	4,412	130,298

		39,104,085

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,183	583,323
Hasbro, Inc.	2,725	261,927
Sega Sammy Holdings, Inc.	7,101	110,756
Shimano, Inc.	3,001	714,846
Yamaha Corp.	5,412	293,756

		1,964,608

Multiline Retail (0.3%)
Dollar General Corp.	5,410	1,096,174
Dollar Tree, Inc.*	5,144	588,782
Marui Group Co. Ltd.(x)	7,791	146,286
Next plc*	5,460	592,086
Pan Pacific International Holdings Corp.	16,835	396,985
Ryohin Keikaku Co. Ltd.	9,755	230,649
Target Corp.	11,000	2,178,770
Wesfarmers Ltd.	46,572	1,863,136

		7,092,868

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,335	75,235
Advance Auto Parts, Inc.	1,466	268,996
AutoZone, Inc.*	505	709,172
Best Buy Co., Inc.	5,035	578,068
CarMax, Inc.*	3,610	478,903
Fast Retailing Co. Ltd.	2,461	1,958,798
Gap, Inc. (The)*	4,445	132,372
H & M Hennes & Mauritz AB, Class B*	32,998	743,390
Hikari Tsushin, Inc.	848	170,557
Home Depot, Inc. (The)	23,785	7,260,371
Industria de Diseno Textil SA	44,805	1,476,453
JD Sports Fashion plc*	17,988	204,487
Kingfisher plc*	86,672	380,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
L Brands, Inc.*	5,055	$312,702
Lowe’s Cos., Inc.	16,115	3,064,751
Nitori Holdings Co. Ltd.	3,241	627,125
O’Reilly Automotive, Inc.*	1,665	844,571
Ross Stores, Inc.	7,780	932,900
Shimamura Co. Ltd.	896	103,336
TJX Cos., Inc. (The)	26,440	1,749,006
Tractor Supply Co.	2,504	443,408
Ulta Beauty, Inc.*	1,242	383,989
USS Co. Ltd.	8,971	175,329
Yamada Holdings Co. Ltd.	29,716	160,221

		23,234,464

Textiles, Apparel & Luxury Goods (1.0%)
adidas AG*	7,820	2,441,191
Burberry Group plc*	16,623	435,069
Cie Financiere Richemont SA (Registered)	21,171	2,032,541
EssilorLuxottica SA	11,865	1,931,971
Hanesbrands, Inc.	7,600	149,492
Hermes International	1,328	1,470,134
Kering SA	3,149	2,173,601
LVMH Moet Hennessy Louis Vuitton SE	11,402	7,596,136
Moncler SpA*	7,958	456,072
NIKE, Inc., Class B	27,670	3,677,066
Pandora A/S	4,107	440,014
Puma SE*	4,026	394,417
PVH Corp.*	1,552	164,046
Ralph Lauren Corp.*	979	120,574
Swatch Group AG (The)	1,188	341,763
Swatch Group AG (The) (Registered)	2,161	120,380
Tapestry, Inc.*	6,050	249,321
Under Armour, Inc., Class A*	4,092	90,679
Under Armour, Inc., Class C*	4,250	78,455
VF Corp.	7,020	561,038

		24,923,960

Total Consumer Discretionary		178,014,764

Consumer Staples (4.8%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	31,297	1,972,732
Asahi Group Holdings Ltd.	18,573	782,507
Brown-Forman Corp., Class B	3,980	274,501
Budweiser Brewing Co. APAC Ltd.(m)	70,580	210,630
Carlsberg A/S, Class B	4,231	650,066
Coca-Cola Amatil Ltd.	20,816	212,339
Coca-Cola Bottlers Japan Holdings, Inc.	5,007	87,230
Coca-Cola Co. (The)	85,230	4,492,473
Coca-Cola European Partners plc	8,394	437,831
Coca-Cola HBC AG	8,226	261,962
Constellation Brands, Inc., Class A	3,750	855,000
Davide Campari-Milano NV	23,856	267,226
Diageo plc	96,010	3,956,884
Heineken Holding NV	4,732	421,186
Heineken NV	10,646	1,093,898
Ito En Ltd.	2,100	128,778
Kirin Holdings Co. Ltd.	33,780	646,922
Molson Coors Beverage Co., Class B*	4,105	209,971
Monster Beverage Corp.*	8,140	741,473
PepsiCo, Inc.	30,400	4,300,080
Pernod Ricard SA	8,747	1,641,730
Remy Cointreau SA(x)	1,076	198,737
Suntory Beverage & Food Ltd.	5,625	209,048
Treasury Wine Estates Ltd.	29,616	232,821

		24,286,025

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	26,857	800,192
Carrefour SA(x)	26,812	485,628
Coles Group Ltd.	54,790	666,268
Cosmos Pharmaceutical Corp.	800	124,778
Costco Wholesale Corp.	9,725	3,427,868
Etablissements Franz Colruyt NV	2,274	135,629
ICA Gruppen AB	4,131	201,975
J Sainsbury plc	73,058	244,241
Jeronimo Martins SGPS SA	10,339	173,987
Kesko OYJ, Class B	11,218	343,092
Kobe Bussan Co. Ltd.	5,000	133,890
Koninklijke Ahold Delhaize NV	45,211	1,259,200
Kroger Co. (The)	17,060	613,989
Lawson, Inc.	2,028	99,454
Seven & i Holdings Co. Ltd.	30,884	1,244,844
Sundrug Co. Ltd.	2,896	105,927
Sysco Corp.	11,200	881,888
Tesco plc	317,576	1,001,929
Tsuruha Holdings, Inc.	1,494	192,678
Walgreens Boots Alliance, Inc.	15,755	864,950
Walmart, Inc.	30,501	4,142,951
Welcia Holdings Co. Ltd.	3,816	130,962
Wm Morrison Supermarkets plc	98,914	248,794
Woolworths Group Ltd.	51,881	1,610,532

		19,135,646

Food Products (1.2%)
a2 Milk Co. Ltd. (The)*	30,488	183,544
Ajinomoto Co., Inc.	19,074	390,266
Archer-Daniels-Midland Co.	12,175	693,975
Associated British Foods plc*	14,632	487,146
Barry Callebaut AG (Registered)	124	280,235
Calbee, Inc.	3,551	90,503
Campbell Soup Co.	4,390	220,685
Chocoladefabriken Lindt & Spruengli AG	43	375,337
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	457,599
Conagra Brands, Inc.	10,715	402,884
Danone SA	25,801	1,770,025
General Mills, Inc.	13,385	820,768
Hershey Co. (The)	3,275	517,974
Hormel Foods Corp.	6,140	293,369
JDE Peet’s NV*	3,078	112,980
JM Smucker Co. (The)	2,460	311,264
Kellogg Co.	5,530	350,049
Kerry Group plc (London Stock Exchange), Class A	1,182	148,732
Kerry Group plc (Turquoise Stock Exchange), Class A	5,348	669,180
Kikkoman Corp.	5,883	350,137
Kraft Heinz Co. (The)	14,285	571,400
Lamb Weston Holdings, Inc.	3,146	243,752
McCormick & Co., Inc. (Non-Voting)	5,400	481,464
Meiji Holdings Co. Ltd.(x)	4,632	297,854
Mondelez International, Inc., Class A	31,505	1,843,988
Mowi ASA	18,054	447,912
Nestle SA (Registered)	118,336	13,188,927
NH Foods Ltd.(x)	3,332	142,789
Nisshin Seifun Group, Inc.	8,103	135,385
Nissin Foods Holdings Co. Ltd.	2,565	190,189
Orkla ASA	30,850	302,399
Toyo Suisan Kaisha Ltd.	3,588	150,681
Tyson Foods, Inc., Class A	6,480	481,464
WH Group Ltd.(m)	392,856	318,364
Wilmar International Ltd.	78,720	317,174
Yakult Honsha Co. Ltd.	5,244	265,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Yamazaki Baking Co. Ltd.	4,901	$79,186

		28,384,799

Household Products (0.7%)
Church & Dwight Co., Inc.	5,380	469,943
Clorox Co. (The)	2,745	529,456
Colgate-Palmolive Co.	18,810	1,482,792
Essity AB, Class B(x)	24,997	789,685
Henkel AG & Co. KGaA	4,268	422,679
Henkel AG & Co. KGaA (Preference)(q)	7,317	822,541
Kimberly-Clark Corp.	7,420	1,031,751
Lion Corp.	9,176	178,921
Pigeon Corp.	4,675	177,331
Procter & Gamble Co. (The)	54,630	7,398,541
Reckitt Benckiser Group plc	29,213	2,616,942
Unicharm Corp.	16,526	693,278

		16,613,860

Personal Products (0.6%)
Beiersdorf AG	4,140	437,433
Estee Lauder Cos., Inc. (The), Class A	5,040	1,465,884
Kao Corp.	19,700	1,301,116
Kobayashi Pharmaceutical Co. Ltd.	1,991	185,749
Kose Corp.	1,348	190,650
L’Oreal SA	10,410	3,989,511
Pola Orbis Holdings, Inc.	3,708	89,213
Shiseido Co. Ltd.	16,383	1,098,168
Unilever plc (Cboe Europe)	59,243	3,305,586
Unilever plc (London Stock Exchange)	47,393	2,650,028

		14,713,338

Tobacco (0.5%)
Altria Group, Inc.	40,895	2,092,188
British American Tobacco plc	94,234	3,603,731
Imperial Brands plc	38,873	799,567
Japan Tobacco, Inc.	49,249	945,172
Philip Morris International, Inc.	34,255	3,039,789
Swedish Match AB	6,662	520,087

		11,000,534

Total Consumer Staples		114,134,202

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	15,105	326,419
Halliburton Co.	19,415	416,646
NOV, Inc.*	8,560	117,443
Schlumberger NV	30,643	833,183
Tenaris SA	19,396	218,632

		1,912,323

Oil, Gas & Consumable Fuels (1.7%)
Ampol Ltd.	10,256	191,243
APA Corp.*	8,285	148,301
BP plc	832,320	3,380,921
Cabot Oil & Gas Corp.	8,740	164,137
Chevron Corp.	42,430	4,446,240
ConocoPhillips	29,752	1,575,963
Devon Energy Corp.	8,410	183,758
Diamondback Energy, Inc.	3,411	250,674
ENEOS Holdings, Inc.(x)	125,999	570,793
Eni SpA	104,491	1,285,899
EOG Resources, Inc.	12,810	929,109
Equinor ASA	40,142	785,179
Exxon Mobil Corp.	93,214	5,204,138
Galp Energia SGPS SA	20,589	239,516
Hess Corp.	5,970	422,437
HollyFrontier Corp.	3,227	115,462
Idemitsu Kosan Co. Ltd.(x)	7,940	204,658
Inpex Corp.	42,013	286,853
Kinder Morgan, Inc.	42,923	714,668
Koninklijke Vopak NV	2,887	143,718
Lundin Energy AB	7,633	239,824
Marathon Oil Corp.	17,320	184,978
Marathon Petroleum Corp.	14,312	765,549
Neste OYJ	17,377	922,309
Occidental Petroleum Corp.	18,401	489,835
Oil Search Ltd.	81,079	252,493
OMV AG	6,049	306,872
ONEOK, Inc.	9,747	493,783
Origin Energy Ltd.	72,341	257,700
Phillips 66	9,560	779,522
Pioneer Natural Resources Co.	3,580	568,576
Repsol SA	62,194	770,193
Royal Dutch Shell plc, Class A	168,457	3,283,336
Royal Dutch Shell plc, Class B	152,230	2,801,688
Santos Ltd.	72,728	392,208
TOTAL SE(x)	104,119	4,856,542
Valero Energy Corp.	8,985	643,326
Washington H Soul Pattinson & Co. Ltd.	4,424	106,117
Williams Cos., Inc. (The)	26,707	632,689
Woodside Petroleum Ltd.	39,199	714,566

		40,705,773

Total Energy		42,618,096

Financials (8.3%)
Banks (3.8%)
ABN AMRO Bank NV (CVA)(m)	17,374	211,080
Australia & New Zealand Banking Group Ltd.	116,495	2,493,473
Banco Bilbao Vizcaya Argentaria SA	273,881	1,421,544
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	703,301	2,389,333
Bank Hapoalim BM*	46,640	362,450
Bank Leumi Le-Israel BM*	59,677	392,718
Bank of America Corp.	167,843	6,493,846
Bank of East Asia Ltd. (The)	53,738	114,470
Bank of Kyoto Ltd. (The)(x)	2,247	138,199
Banque Cantonale Vaudoise (Registered)	1,237	120,670
Barclays plc	712,538	1,826,301
BNP Paribas SA*	46,712	2,841,943
BOC Hong Kong Holdings Ltd.	151,713	529,837
CaixaBank SA	147,411	456,201
Chiba Bank Ltd. (The)(x)	21,703	142,106
Citigroup, Inc.	45,830	3,334,132
Citizens Financial Group, Inc.	9,408	415,363
Comerica, Inc.	2,970	213,068
Commerzbank AG*	41,152	252,298
Commonwealth Bank of Australia	72,712	4,755,165
Concordia Financial Group Ltd.(x)	42,135	170,861
Credit Agricole SA	49,648	718,753
Danske Bank A/S	28,331	530,152
DBS Group Holdings Ltd.	73,612	1,575,446
DNB ASA	38,946	828,721
Erste Group Bank AG	11,475	389,169
Fifth Third Bancorp	15,675	587,029
FinecoBank Banca Fineco SpA*	25,037	409,731
First Republic Bank	3,772	628,981
Fukuoka Financial Group, Inc.	7,059	133,817
Hang Seng Bank Ltd.	30,939	598,953
HSBC Holdings plc	836,568	4,880,734
Huntington Bancshares, Inc.	22,405	352,207
ING Groep NV	160,216	1,960,019
Intesa Sanpaolo SpA*	679,242	1,840,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Israel Discount Bank Ltd., Class A*	47,811	$198,646
Japan Post Bank Co. Ltd.(x)	16,585	159,372
JPMorgan Chase & Co.	67,180	10,226,811
KBC Group NV*	10,261	746,051
KeyCorp	21,500	429,570
Lloyds Banking Group plc*	2,907,591	1,704,975
M&T Bank Corp.	2,790	422,992
Mediobanca Banca di Credito Finanziario SpA*	25,509	282,871
Mitsubishi UFJ Financial Group, Inc.	502,074	2,683,018
Mizrahi Tefahot Bank Ltd.*	5,761	150,164
Mizuho Financial Group, Inc.	99,035	1,430,183
National Australia Bank Ltd.	129,629	2,559,952
Natwest Group plc	199,212	538,969
Nordea Bank Abp (Aquis Stock Exchange)	1,774	17,498
Nordea Bank Abp (Turquoise Stock Exchange)	131,306	1,292,996
Oversea-Chinese Banking Corp. Ltd.	135,150	1,180,503
People’s United Financial, Inc.	9,360	167,544
PNC Financial Services Group, Inc. (The)	9,300	1,631,313
Raiffeisen Bank International AG	6,079	133,523
Regions Financial Corp.	21,160	437,166
Resona Holdings, Inc.	85,126	357,341
Shinsei Bank Ltd.	6,360	102,759
Shizuoka Bank Ltd. (The)	17,061	134,053
Skandinaviska Enskilda Banken AB, Class A(x)	66,849	814,807
Societe Generale SA*	34,587	905,100
Standard Chartered plc	110,193	758,801
Sumitomo Mitsui Financial Group, Inc.	53,596	1,939,573
Sumitomo Mitsui Trust Holdings, Inc.	13,823	481,761
SVB Financial Group*	1,160	572,646
Svenska Handelsbanken AB, Class A	63,904	694,105
Swedbank AB, Class A(x)	37,197	655,482
Truist Financial Corp.	29,717	1,733,095
UniCredit SpA*	87,300	922,721
United Overseas Bank Ltd.	47,993	921,543
US Bancorp	30,145	1,667,320
Wells Fargo & Co.	91,124	3,560,215
Westpac Banking Corp.	148,348	2,750,463
Zions Bancorp NA	3,520	193,459

		90,068,553

Capital Markets (1.7%)
3i Group plc	39,970	635,609
Ameriprise Financial, Inc.	2,630	611,343
Amundi SA(m)*	2,822	225,698
ASX Ltd.	7,951	429,084
Bank of New York Mellon Corp. (The)	17,960	849,328
BlackRock, Inc.	3,178	2,396,085
Cboe Global Markets, Inc.	2,288	225,803
Charles Schwab Corp. (The)	32,830	2,139,859
CME Group, Inc.	7,880	1,609,332
Credit Suisse Group AG	100,540	1,053,322
Daiwa Securities Group, Inc.(x)	59,278	306,281
Deutsche Bank AG (Registered)*	80,647	963,527
Deutsche Boerse AG	7,804	1,296,803
EQT AB	9,785	322,116
Franklin Resources, Inc.	5,935	175,676
Goldman Sachs Group, Inc. (The)	7,570	2,475,390
Hargreaves Lansdown plc	13,637	289,802
Hong Kong Exchanges & Clearing Ltd.	49,355	2,903,870
Intercontinental Exchange, Inc.	12,300	1,373,664
Invesco Ltd.	8,290	209,074
Japan Exchange Group, Inc.	20,914	490,150
Julius Baer Group Ltd.	9,192	587,806
London Stock Exchange Group plc	12,992	1,243,008
Macquarie Group Ltd.	14,106	1,637,453
Magellan Financial Group Ltd.	5,280	181,151
MarketAxess Holdings, Inc.	895	445,638
Moody’s Corp.	3,565	1,064,545
Morgan Stanley	31,425	2,440,466
MSCI, Inc.	1,858	779,022
Nasdaq, Inc.	2,545	375,286
Natixis SA	47,238	226,126
Nomura Holdings, Inc.	129,075	677,753
Northern Trust Corp.	4,550	478,250
Partners Group Holding AG	768	980,771
Raymond James Financial, Inc.	2,634	322,823
S&P Global, Inc.	5,310	1,873,740
SBI Holdings, Inc.	9,670	262,000
Schroders plc	5,106	246,370
Singapore Exchange Ltd.	32,517	241,001
St James’s Place plc	22,051	387,290
Standard Life Aberdeen plc	92,109	368,119
State Street Corp.	7,775	653,178
T. Rowe Price Group, Inc.	4,945	848,562
UBS Group AG (Registered)	150,583	2,331,675

		39,633,849

Consumer Finance (0.2%)
Acom Co. Ltd.	16,345	76,023
American Express Co.	14,335	2,027,542
Capital One Financial Corp.	10,022	1,275,099
Discover Financial Services	6,690	635,483
Isracard Ltd.*	1	4
Synchrony Financial	11,918	484,586

		4,498,737

Diversified Financial Services (0.7%)
AMP Ltd.	141,157	135,628
Berkshire Hathaway, Inc., Class B*	42,059	10,744,813
Eurazeo SE*	2,039	155,185
EXOR NV	4,454	375,757
Groupe Bruxelles Lambert SA	3,264	337,832
Industrivarden AB, Class A*	4,388	161,382
Industrivarden AB, Class C*	6,559	230,113
Investor AB, Class B	18,708	1,491,764
Kinnevik AB, Class B(x)*	9,936	483,065
L E Lundbergforetagen AB, Class B*	3,121	170,390
M&G plc	106,790	305,336
Mitsubishi HC Capital, Inc.(x)	16,509	99,598
ORIX Corp.	53,891	909,175
Sofina SA	633	214,159
Tokyo Century Corp.(x)	1,725	115,909
Wendel SE	1,337	166,041

		16,096,147

Insurance (1.9%)
Admiral Group plc	7,850	335,591
Aegon NV	73,497	349,069
Aflac, Inc.	14,340	733,921
Ageas SA/NV	7,192	434,860
AIA Group Ltd.	496,082	6,017,485
Allianz SE (Registered)	17,135	4,361,449
Allstate Corp. (The)	6,690	768,681
American International Group, Inc.	18,954	875,864
Aon plc, Class A	5,055	1,163,206
Arthur J Gallagher & Co.	4,161	519,168
Assicurazioni Generali SpA	45,315	906,584
Assurant, Inc.	1,265	179,339
Aviva plc	161,330	907,876
Baloise Holding AG (Registered)	1,904	323,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chubb Ltd.	9,981	$1,576,699
Cincinnati Financial Corp.	3,265	336,589
CNP Assurances	8,685	165,097
Dai-ichi Life Holdings, Inc.	44,238	759,907
Direct Line Insurance Group plc	56,048	242,080
Everest Re Group Ltd.	850	210,639
Gjensidige Forsikring ASA	8,214	192,646
Globe Life, Inc.	2,043	197,415
Hannover Rueck SE	2,476	452,382
Hartford Financial Services Group, Inc. (The)	7,815	521,964
Insurance Australia Group Ltd.	93,731	333,185
Japan Post Holdings Co. Ltd.*	64,621	575,855
Japan Post Insurance Co. Ltd.	9,204	189,026
Legal & General Group plc	245,083	942,999
Lincoln National Corp.	3,975	247,523
Loews Corp.	5,125	262,810
Marsh & McLennan Cos., Inc.	11,190	1,362,942
Medibank Pvt Ltd.	113,119	240,575
MetLife, Inc.	16,820	1,022,488
MS&AD Insurance Group Holdings, Inc.	18,202	534,101
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,754	1,771,950
NN Group NV	11,839	578,807
Phoenix Group Holdings plc	22,571	228,456
Poste Italiane SpA(m)	21,459	272,788
Principal Financial Group, Inc.	5,575	334,277
Progressive Corp. (The)	12,900	1,233,369
Prudential Financial, Inc.	8,680	790,748
Prudential plc	107,158	2,275,750
QBE Insurance Group Ltd.	60,347	440,948
RSA Insurance Group plc	42,494	398,945
Sampo OYJ, Class A	19,347	872,816
SCOR SE	7,265	247,922
Sompo Holdings, Inc.	13,793	528,425
Suncorp Group Ltd.	52,561	395,235
Swiss Life Holding AG (Registered)	1,249	613,961
Swiss Re AG	11,736	1,154,291
T&D Holdings, Inc.	22,025	283,655
Tokio Marine Holdings, Inc.	25,852	1,229,269
Travelers Cos., Inc. (The)	5,595	841,488
Tryg A/S	6,929	163,414
Unum Group	4,490	124,957
W R Berkley Corp.	3,095	233,208
Willis Towers Watson plc	2,834	648,646
Zurich Insurance Group AG	6,180	2,637,689

		46,544,960

Total Financials		196,842,246

Health Care (7.5%)
Biotechnology (0.8%)
AbbVie, Inc.	38,924	4,212,355
Alexion Pharmaceuticals, Inc.*	4,800	733,968
Amgen, Inc.	12,864	3,200,692
Argenx SE*	1,834	503,701
Biogen, Inc.*	3,410	953,947
CSL Ltd.	18,664	3,751,742
Galapagos NV*	1,742	135,073
Genmab A/S*	2,687	884,053
Gilead Sciences, Inc.	27,598	1,783,659
Grifols SA	12,252	320,836
Incyte Corp.*	4,030	327,518
PeptiDream, Inc.*	3,802	173,747
Regeneron Pharmaceuticals, Inc.*	2,335	1,104,782
Vertex Pharmaceuticals, Inc.*	5,773	1,240,560

		19,326,633

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	39,022	4,676,396
ABIOMED, Inc.*	1,042	332,117
Alcon, Inc.*	20,196	1,414,137
Align Technology, Inc.*	1,586	858,867
Ambu A/S, Class B	6,712	315,218
Asahi Intecc Co. Ltd.	7,997	220,283
Baxter International, Inc.	11,230	947,138
Becton Dickinson and Co.	6,416	1,560,050
BioMerieux	1,890	240,480
Boston Scientific Corp.*	31,515	1,218,055
Carl Zeiss Meditec AG	1,653	249,094
Cochlear Ltd.	2,699	432,494
Coloplast A/S, Class B	4,879	733,629
Cooper Cos., Inc. (The)	1,059	406,751
Danaher Corp.	13,940	3,137,615
Demant A/S*	4,448	188,417
Dentsply Sirona, Inc.	4,809	306,862
Dexcom, Inc.*	2,123	762,985
DiaSorin SpA	1,034	165,880
Edwards Lifesciences Corp.*	13,694	1,145,366
Fisher & Paykel Healthcare Corp. Ltd.	23,615	529,416
GN Store Nord A/S	5,259	414,038
Hologic, Inc.*	5,650	420,247
Hoya Corp.	15,432	1,812,537
IDEXX Laboratories, Inc.*	1,901	930,178
Intuitive Surgical, Inc.*	2,581	1,907,204
Koninklijke Philips NV*	37,421	2,136,035
Medtronic plc	29,683	3,506,453
Olympus Corp.	47,844	989,935
ResMed, Inc.	3,147	610,581
Sartorius AG (Preference)(q)	1,461	728,501
Siemens Healthineers AG(m)	11,038	598,025
Smith & Nephew plc	35,964	683,212
Sonova Holding AG (Registered)*	2,248	595,566
STERIS plc	1,824	347,435
Straumann Holding AG (Registered)	425	530,154
Stryker Corp.	7,235	1,762,301
Sysmex Corp.	6,870	739,894
Teleflex, Inc.	1,095	454,929
Terumo Corp.	26,419	954,162
Varian Medical Systems, Inc.*	1,970	347,764
West Pharmaceutical Services, Inc.	1,640	462,119
Zimmer Biomet Holdings, Inc.	4,570	731,566

		41,504,086

Health Care Providers & Services (1.0%)
Alfresa Holdings Corp.	7,706	148,448
AmerisourceBergen Corp.	3,235	381,956
Amplifon SpA	5,114	190,351
Anthem, Inc.	5,535	1,986,788
Cardinal Health, Inc.	6,470	393,053
Centene Corp.*	12,784	817,025
Cigna Corp.	7,914	1,913,130
CVS Health Corp.	28,819	2,168,053
DaVita, Inc.*	1,560	168,121
Fresenius Medical Care AG & Co. KGaA	8,758	644,166
Fresenius SE & Co. KGaA	17,173	764,871
HCA Healthcare, Inc.	5,768	1,086,345
Henry Schein, Inc.*	3,092	214,090
Humana, Inc.	2,970	1,245,173
Laboratory Corp. of America Holdings*	2,165	552,140
McKesson Corp.	3,545	691,417
Medipal Holdings Corp.	7,519	144,234
NMC Health plc(r)*	3,800	—
Orpea SA	2,338	270,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Quest Diagnostics, Inc.	2,935	$376,678
Ramsay Health Care Ltd.	7,520	382,692
Ryman Healthcare Ltd.	16,429	175,552
Sonic Healthcare Ltd.	18,588	495,419
Suzuken Co. Ltd.	2,726	106,480
UnitedHealth Group, Inc.	20,985	7,807,889
Universal Health Services, Inc., Class B	1,650	220,094

		23,345,052

Health Care Technology (0.1%)
Cerner Corp.	6,700	481,596
M3, Inc.	18,042	1,233,651

		1,715,247

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	6,680	849,295
Bio-Rad Laboratories, Inc., Class A*	477	272,448
Eurofins Scientific SE	5,776	552,109
Illumina, Inc.*	3,225	1,238,594
IQVIA Holdings, Inc.*	4,246	820,072
Lonza Group AG (Registered)	3,059	1,710,179
Mettler-Toledo International, Inc.*	534	617,138
PerkinElmer, Inc.	2,420	310,462
QIAGEN NV*	9,481	458,855
Sartorius Stedim Biotech	1,213	499,577
Thermo Fisher Scientific, Inc.	8,815	4,022,990
Waters Corp.*	1,415	402,101

		11,753,820

Pharmaceuticals (3.3%)
Astellas Pharma, Inc.	76,418	1,174,653
AstraZeneca plc	53,901	5,385,095
Bayer AG (Registered)	40,352	2,553,430
Bristol-Myers Squibb Co.	49,765	3,141,664
Catalent, Inc.*	3,570	375,957
Chugai Pharmaceutical Co. Ltd.	27,571	1,117,780
Daiichi Sankyo Co. Ltd.	69,844	2,034,291
Eisai Co. Ltd.	10,298	690,006
Eli Lilly and Co.	17,468	3,263,372
GlaxoSmithKline plc	206,085	3,659,321
H Lundbeck A/S	2,862	97,773
Hikma Pharmaceuticals plc	7,099	222,745
Hisamitsu Pharmaceutical Co., Inc.	2,017	131,340
Ipsen SA	1,826	156,640
Johnson & Johnson	58,040	9,538,874
Kyowa Kirin Co. Ltd.	11,031	329,759
Merck & Co., Inc.	55,760	4,298,538
Merck KGaA	5,308	907,560
Nippon Shinyaku Co. Ltd.	1,847	137,284
Novartis AG (Registered)	91,200	7,793,709
Novo Nordisk A/S, Class B	70,727	4,791,696
Ono Pharmaceutical Co. Ltd.	15,187	396,391
Orion OYJ, Class B	4,349	174,270
Otsuka Holdings Co. Ltd.	15,998	677,197
Perrigo Co. plc	2,980	120,601
Pfizer, Inc.	122,556	4,440,204
Recordati Industria Chimica e Farmaceutica SpA	4,294	230,982
Roche Holding AG	28,858	9,326,219
Roche Holding AG CHF 1	1,315	449,394
Sanofi	46,798	4,623,641
Santen Pharmaceutical Co. Ltd.	14,759	203,007
Shionogi & Co. Ltd.	10,794	580,229
Sumitomo Dainippon Pharma Co. Ltd.	7,339	127,724
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	88,795
Takeda Pharmaceutical Co. Ltd.	64,687	2,328,089
Teva Pharmaceutical Industries Ltd. (ADR)*	45,008	519,392
UCB SA	5,193	494,007
Viatris, Inc.*	26,509	370,331
Vifor Pharma AG(x)	1,868	254,265
Zoetis, Inc.	10,488	1,651,650

		78,857,875

Total Health Care		176,502,713

Industrials (7.2%)
Aerospace & Defense (0.9%)
Airbus SE*	24,400	2,762,384
BAE Systems plc	132,125	919,845
Boeing Co. (The)*	11,685	2,976,403
Dassault Aviation SA	128	142,450
Elbit Systems Ltd.	1,089	153,980
General Dynamics Corp.	5,075	921,417
Howmet Aerospace, Inc.*	8,536	274,262
Huntington Ingalls Industries, Inc.	888	182,795
L3Harris Technologies, Inc.	4,574	927,058
Lockheed Martin Corp.	5,440	2,010,080
MTU Aero Engines AG	2,181	513,322
Northrop Grumman Corp.	3,460	1,119,794
Raytheon Technologies Corp.	33,412	2,581,745
Rolls-Royce Holdings plc*	343,698	498,935
Safran SA	13,343	1,815,873
Singapore Technologies Engineering Ltd.	63,165	182,658
Teledyne Technologies, Inc.*	819	338,779
Textron, Inc.	4,995	280,120
Thales SA	4,632	460,195
TransDigm Group, Inc.*	1,264	743,131

		19,805,226

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,960	282,473
Deutsche Post AG (Registered)	40,631	2,226,113
DSV Panalpina A/S	8,502	1,668,031
Expeditors International of Washington, Inc.	3,695	397,915
FedEx Corp.	5,345	1,518,194
SG Holdings Co. Ltd.	13,058	299,193
United Parcel Service, Inc., Class B	15,755	2,678,193
Yamato Holdings Co. Ltd.	12,581	344,848

		9,414,960

Airlines (0.1%)
Alaska Air Group, Inc.*	2,672	184,929
American Airlines Group, Inc.*	13,445	321,336
ANA Holdings, Inc.(x)*	4,652	108,060
Delta Air Lines, Inc.*	13,988	675,341
Deutsche Lufthansa AG (Registered)*	12,276	162,748
Japan Airlines Co. Ltd.*	5,759	128,469
Qantas Airways Ltd.*	37,959	146,754
Singapore Airlines Ltd.*	54,844	226,274
Southwest Airlines Co.*	12,925	789,200
United Airlines Holdings, Inc.*	6,373	366,702

		3,109,813

Building Products (0.5%)
A O Smith Corp.	2,907	196,542
AGC, Inc.	7,861	328,710
Allegion plc	1,988	249,733
Assa Abloy AB, Class B	41,169	1,183,200
Carrier Global Corp.	20,837	879,738
Cie de Saint-Gobain	21,811	1,287,073
Daikin Industries Ltd.	10,179	2,051,888
Fortune Brands Home & Security, Inc.	3,054	292,634
Geberit AG (Registered)	1,522	968,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Johnson Controls International plc	15,930	$950,543
Kingspan Group plc	6,332	536,866
Lixil Corp.	10,774	299,210
Masco Corp.	5,720	342,628
Nibe Industrier AB, Class B	12,808	397,141
ROCKWOOL International A/S, Class B	331	139,533
TOTO Ltd.	5,728	351,776
Trane Technologies plc	5,315	879,952
Xinyi Glass Holdings Ltd.	74,000	241,777

		11,577,716

Commercial Services & Supplies (0.2%)
Brambles Ltd.	61,763	496,330
Cintas Corp.	1,920	655,315
Copart, Inc.*	4,496	488,311
Dai Nippon Printing Co. Ltd.	9,938	208,139
Rentokil Initial plc*	76,166	508,632
Republic Services, Inc.	4,560	453,036
Rollins, Inc.	4,812	165,629
Secom Co. Ltd.	8,594	722,835
Securitas AB, Class B	12,861	218,683
Sohgo Security Services Co. Ltd.	2,889	136,460
Toppan Printing Co. Ltd.	10,718	181,013
Waste Management, Inc.	8,510	1,097,960

		5,332,343

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	11,159	369,815
Bouygues SA	10,027	402,029
CIMIC Group Ltd.(x)*	3,900	52,106
Eiffage SA*	3,741	374,480
Ferrovial SA	20,189	526,310
HOCHTIEF AG(x)	1,015	90,819
Kajima Corp.	18,380	260,781
Obayashi Corp.	26,671	244,489
Quanta Services, Inc.	2,985	262,620
Shimizu Corp.	22,626	183,092
Skanska AB, Class B(x)	13,972	350,362
Taisei Corp.	7,776	299,874
Vinci SA	21,632	2,216,135

		5,632,912

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	75,697	2,287,369
AMETEK, Inc.	5,037	643,376
Eaton Corp. plc	8,755	1,210,641
Emerson Electric Co.	13,185	1,189,551
Fuji Electric Co. Ltd.	5,134	213,753
Generac Holdings, Inc.*	1,387	454,173
Legrand SA	11,279	1,049,156
Mitsubishi Electric Corp.	74,940	1,141,443
Nidec Corp.	18,292	2,219,490
Prysmian SpA	9,912	322,096
Rockwell Automation, Inc.	2,535	672,890
Schneider Electric SE	22,316	3,408,639
Siemens Energy AG*	15,513	556,860
Siemens Gamesa Renewable Energy SA	9,792	378,942
Vestas Wind Systems A/S	8,088	1,660,123

		17,408,502

Industrial Conglomerates (0.8%)
3M Co.	12,660	2,439,329
CK Hutchison Holdings Ltd.	110,211	878,246
DCC plc	4,046	350,845
General Electric Co.	191,939	2,520,159
Honeywell International, Inc.	15,450	3,353,731
Investment AB Latour, Class B	6,081	157,500
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	529,279
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	59,178
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	274,125
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)(x)	639	21,100
Keihan Holdings Co. Ltd.	3,892	161,691
Keppel Corp. Ltd.	58,854	232,756
Melrose Industries plc*	199,551	459,144
Roper Technologies, Inc.	2,315	933,732
Siemens AG (Registered)	31,422	5,158,801
Smiths Group plc	16,274	344,943
Toshiba Corp.	15,827	534,594

		18,409,153

Machinery (1.5%)
Alfa Laval AB*	12,921	390,584
Alstom SA*	10,124	504,815
Amada Co. Ltd.	13,203	147,144
Atlas Copco AB, Class A	27,582	1,678,900
Atlas Copco AB, Class B	16,028	834,118
Caterpillar, Inc.	11,920	2,763,890
CNH Industrial NV(x)	42,031	650,378
Cummins, Inc.	3,235	838,221
Daifuku Co. Ltd.	4,097	401,097
Deere & Co.	6,880	2,574,083
Dover Corp.	3,170	434,702
Epiroc AB, Class A	27,068	613,051
Epiroc AB, Class B	16,018	333,714
FANUC Corp.	7,841	1,854,293
Fortive Corp.	7,370	520,617
GEA Group AG	6,301	258,252
Harmonic Drive Systems, Inc.(x)	1,500	101,332
Hino Motors Ltd.	11,723	100,793
Hitachi Construction Machinery Co. Ltd.	4,351	139,303
Hoshizaki Corp.	1,997	178,193
IDEX Corp.	1,703	356,472
Illinois Tool Works, Inc.	6,345	1,405,544
Ingersoll Rand, Inc.*	8,143	400,717
KION Group AG	2,926	288,917
Knorr-Bremse AG	2,979	371,775
Komatsu Ltd.	35,868	1,107,543
Kone OYJ, Class B	13,960	1,140,396
Kubota Corp.	42,586	969,026
Kurita Water Industries Ltd.	3,996	171,244
Makita Corp.	9,163	392,670
Minebea Mitsumi, Inc.	14,887	380,360
MISUMI Group, Inc.	11,581	336,265
Mitsubishi Heavy Industries Ltd.	13,066	406,996
Miura Co. Ltd.	3,600	194,428
Nabtesco Corp.	4,556	208,204
NGK Insulators Ltd.	10,501	191,953
NSK Ltd.(x)	14,697	150,653
Otis Worldwide Corp.	8,918	610,437
PACCAR, Inc.	7,540	700,617
Parker-Hannifin Corp.	2,855	900,553
Pentair plc	3,623	225,785
Rational AG	210	163,152
Sandvik AB*	46,371	1,266,867
Schindler Holding AG	1,672	491,083
Schindler Holding AG (Registered)	826	236,662
SKF AB, Class B	15,640	444,481
SMC Corp.	2,417	1,403,814
Snap-on, Inc.	1,170	269,966
Spirax-Sarco Engineering plc	3,028	475,882
Stanley Black & Decker, Inc.	3,570	712,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Techtronic Industries Co. Ltd.	55,515	$949,756
THK Co. Ltd.	4,874	168,593
Volvo AB, Class B(x)	58,491	1,479,445
Wartsila OYJ Abp	18,228	190,973
Westinghouse Air Brake Technologies Corp.	3,877	306,903
Xylem, Inc.	3,950	415,461
Yaskawa Electric Corp.	9,810	488,174

		35,692,069

Marine (0.1%)
AP Moller - Maersk A/S, Class A	131	285,202
AP Moller - Maersk A/S, Class B	252	585,381
Kuehne + Nagel International AG (Registered)	2,218	632,910
Nippon Yusen KK(x)	6,192	211,107

		1,714,600

Professional Services (0.6%)
Adecco Group AG (Registered)	6,365	428,576
Bureau Veritas SA*	13,095	372,702
Equifax, Inc.	2,710	490,862
Experian plc	37,642	1,295,775
IHS Markit Ltd.	8,208	794,370
Intertek Group plc	6,629	511,952
Jacobs Engineering Group, Inc.	2,790	360,663
Leidos Holdings, Inc.	2,863	275,650
Nielsen Holdings plc	7,801	196,195
Nihon M&A Center, Inc.	12,400	335,184
Persol Holdings Co. Ltd.	7,282	142,319
Randstad NV	4,893	344,166
Recruit Holdings Co. Ltd.	52,192	2,545,848
RELX plc (London Stock Exchange)	42,039	1,054,201
RELX plc (Turquoise Stock Exchange)	37,306	937,098
Robert Half International, Inc.	2,465	192,443
SGS SA (Registered)	249	706,310
Teleperformance	2,494	909,001
Verisk Analytics, Inc.	3,554	627,956
Wolters Kluwer NV	11,214	974,727

		13,495,998

Road & Rail (0.6%)
Aurizon Holdings Ltd.	78,643	232,960
Central Japan Railway Co.	5,834	872,004
CSX Corp.	16,790	1,618,892
East Japan Railway Co.	12,332	873,069
Hankyu Hanshin Holdings, Inc.	9,358	299,608
JB Hunt Transport Services, Inc.	1,841	309,417
Kansas City Southern	2,050	541,036
Keikyu Corp.	9,025	136,200
Keio Corp.	4,160	279,525
Keisei Electric Railway Co. Ltd.	5,231	171,020
Kintetsu Group Holdings Co. Ltd.*	7,042	268,388
Kyushu Railway Co.	6,073	141,178
MTR Corp. Ltd.	63,264	358,470
Nagoya Railroad Co. Ltd.*	7,655	182,033
Nippon Express Co. Ltd.	2,871	213,656
Norfolk Southern Corp.	5,650	1,517,138
Odakyu Electric Railway Co. Ltd.	12,026	328,549
Old Dominion Freight Line, Inc.	2,108	506,784
Seibu Holdings, Inc.	8,570	94,427
Tobu Railway Co. Ltd.	7,730	207,762
Tokyu Corp.(x)	20,524	273,221
Union Pacific Corp.	14,890	3,281,905
West Japan Railway Co.	6,679	370,067

		13,077,309

Trading Companies & Distributors (0.5%)
Ashtead Group plc	18,455	1,100,878
Brenntag SE	6,346	541,774
Bunzl plc	13,837	443,128
Fastenal Co.	12,600	633,528
Ferguson plc	9,237	1,103,794
ITOCHU Corp.(x)	55,303	1,791,572
Marubeni Corp.	67,782	563,682
Mitsubishi Corp.	54,881	1,551,389
Mitsui & Co. Ltd.(x)	66,980	1,392,531
MonotaRO Co. Ltd.	10,136	274,077
Sumitomo Corp.	48,781	694,763
Toyota Tsusho Corp.	8,694	364,720
United Rentals, Inc.*	1,550	510,431
WW Grainger, Inc.	1,016	407,345

		11,373,612

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	2,772	449,575
Aeroports de Paris*	1,421	169,807
Atlantia SpA*	20,351	380,657
Auckland International Airport Ltd.*	51,411	281,499
Getlink SE	19,631	301,118
Japan Airport Terminal Co. Ltd.	2,050	100,718
Sydney Airport*	54,314	255,363
Transurban Group	112,389	1,137,063

		3,075,800

Total Industrials		169,120,013

Information Technology (10.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,234	372,532
Cisco Systems, Inc.	93,120	4,815,235
F5 Networks, Inc.*	1,335	278,508
Juniper Networks, Inc.	7,250	183,642
Motorola Solutions, Inc.	3,755	706,128
Nokia OYJ*	232,231	927,172
Telefonaktiebolaget LM Ericsson, Class B	119,887	1,586,194

		8,869,411

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	13,080	862,888
Azbil Corp.	5,000	215,173
CDW Corp.	3,129	518,632
Corning, Inc.	16,845	732,926
FLIR Systems, Inc.	2,845	160,657
Halma plc	15,593	510,327
Hamamatsu Photonics KK	5,674	335,136
Hexagon AB, Class B	11,560	1,066,330
Hirose Electric Co. Ltd.	1,320	202,903
Hitachi Ltd.	39,734	1,795,701
Ibiden Co. Ltd.	4,300	197,670
IPG Photonics Corp.*	812	171,283
Keyence Corp.	7,480	3,395,977
Keysight Technologies, Inc.*	4,051	580,913
Kyocera Corp.	13,086	830,247
Murata Manufacturing Co. Ltd.	23,540	1,879,798
Nippon Electric Glass Co. Ltd.	1	14
Omron Corp.	7,590	592,257
Shimadzu Corp.	9,083	328,538
TDK Corp.	5,243	725,899
TE Connectivity Ltd.	7,290	941,212
Trimble, Inc.*	5,521	429,479
Venture Corp. Ltd.	11,130	165,974
Yokogawa Electric Corp.	9,337	171,856
Zebra Technologies Corp., Class A*	1,232	597,742

		17,409,532

IT Services (2.1%)
Accenture plc, Class A	14,010	3,870,263
Adyen NV(m)*	746	1,665,247
Afterpay Ltd.*	8,732	673,188
Akamai Technologies, Inc.*	3,580	364,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Amadeus IT Group SA*	18,504	$1,310,224
Atos SE	4,362	340,271
Automatic Data Processing, Inc.	9,425	1,776,330
Bechtle AG	1,121	210,204
Broadridge Financial Solutions, Inc.	2,562	392,242
Capgemini SE	6,800	1,157,080
Cognizant Technology Solutions Corp., Class A	11,750	917,910
Computershare Ltd.	22,266	254,359
DXC Technology Co.*	5,599	175,025
Edenred	10,588	553,033
Fidelity National Information Services, Inc.	13,663	1,921,154
Fiserv, Inc.*	12,255	1,458,835
FleetCor Technologies, Inc.*	1,885	506,368
Fujitsu Ltd.	8,056	1,164,109
Gartner, Inc.*	1,948	355,607
Global Payments, Inc.	6,547	1,319,744
GMO Payment Gateway, Inc.	1,653	219,156
International Business Machines Corp.	19,569	2,607,765
Itochu Techno-Solutions Corp.	3,883	125,021
Jack Henry & Associates, Inc.	1,709	259,289
Mastercard, Inc., Class A	19,410	6,910,931
NEC Corp.	10,611	624,825
Nexi SpA(m)*	18,050	314,968
Nomura Research Institute Ltd.	13,138	406,391
NTT Data Corp.	25,834	399,672
Obic Co. Ltd.	2,819	515,045
Otsuka Corp.	4,227	197,750
Paychex, Inc.	7,055	691,531
PayPal Holdings, Inc.*	25,835	6,273,771
SCSK Corp.	2,100	124,416
TIS, Inc.	9,100	217,052
VeriSign, Inc.*	2,190	435,284
Visa, Inc., Class A	37,340	7,905,998
Western Union Co. (The)	9,000	221,940
Wix.com Ltd.*	2,264	632,154
Worldline SA(m)*	10,301	862,994

		50,331,948

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	26,500	2,080,250
Advantest Corp.	8,174	714,602
Analog Devices, Inc.	8,076	1,252,426
Applied Materials, Inc.	20,065	2,680,684
ASM International NV	1,944	565,373
ASM Pacific Technology Ltd.	12,339	157,212
ASML Holding NV	17,484	10,600,303
Broadcom, Inc.	8,915	4,133,529
Disco Corp.	1,191	373,784
Enphase Energy, Inc.*	2,789	452,264
Infineon Technologies AG	53,640	2,274,281
Intel Corp.	90,355	5,782,720
KLA Corp.	3,430	1,133,272
Lam Research Corp.	3,179	1,892,268
Lasertec Corp.	3,000	393,407
Maxim Integrated Products, Inc.	5,858	535,245
Microchip Technology, Inc.	5,760	894,067
Micron Technology, Inc.*	24,495	2,160,704
Monolithic Power Systems, Inc.	936	330,605
NVIDIA Corp.	13,640	7,282,805
NXP Semiconductors NV	6,110	1,230,187
Qorvo, Inc.*	2,465	450,355
QUALCOMM, Inc.	24,887	3,299,767
Renesas Electronics Corp.*	31,800	344,638
Rohm Co. Ltd.	3,583	349,806
Skyworks Solutions, Inc.	3,642	668,234
STMicroelectronics NV	26,861	1,023,432
SUMCO Corp.	10,685	243,760
Teradyne, Inc.	3,612	439,508
Texas Instruments, Inc.	20,260	3,828,937
Tokyo Electron Ltd.	6,150	2,598,858
Xilinx, Inc.	5,345	662,245

		60,829,528

Software (3.0%)
Adobe, Inc.*	10,585	5,031,791
ANSYS, Inc.*	1,960	665,538
Autodesk, Inc.*	4,860	1,346,949
AVEVA Group plc	4,657	219,697
Cadence Design Systems, Inc.*	6,072	831,803
Check Point Software Technologies Ltd.*	4,606	515,734
Citrix Systems, Inc.	2,730	383,183
CyberArk Software Ltd.*	1,590	205,651
Dassault Systemes SE	5,571	1,191,640
Fortinet, Inc.*	2,901	535,002
Intuit, Inc.	5,765	2,208,341
Microsoft Corp.	166,680	39,298,144
Nemetschek SE	2,372	151,321
Nice Ltd.*	2,577	556,548
NortonLifeLock, Inc.	13,040	277,230
Oracle Corp. (London Stock Exchange)	41,728	2,928,054
Oracle Corp. (Tokyo Stock Exchange)	1,555	151,673
Paycom Software, Inc.*	1,115	412,617
Sage Group plc (The)	44,809	378,549
salesforce.com, Inc.*	20,137	4,266,426
SAP SE	42,891	5,252,146
ServiceNow, Inc.*	4,311	2,155,974
Synopsys, Inc.*	3,419	847,160
TeamViewer AG(m)*	6,194	264,617
Temenos AG (Registered)	2,740	394,410
Trend Micro, Inc.	5,415	270,933
Tyler Technologies, Inc.*	888	376,983
WiseTech Global Ltd.	5,984	132,037
Xero Ltd.*	4,987	479,280

		71,729,431

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	348,105	42,521,026
Brother Industries Ltd.(x)	9,117	201,649
Canon, Inc.	41,071	928,247
FUJIFILM Holdings Corp.	14,774	876,766
Hewlett Packard Enterprise Co.	28,375	446,622
HP, Inc.	30,225	959,644
Logitech International SA (Registered)	6,754	708,450
NetApp, Inc.	4,890	355,356
Ricoh Co. Ltd.(x)	27,523	279,394
Seagate Technology plc	4,840	371,470
Seiko Epson Corp.(x)	11,417	185,600
Western Digital Corp.	6,625	442,219

		48,276,443

Total Information Technology		257,446,293

Materials (3.1%)
Chemicals (1.6%)
Air Liquide SA	19,610	3,203,433
Air Products and Chemicals, Inc.	4,895	1,377,159
Air Water, Inc.(x)	7,530	131,932
Akzo Nobel NV	7,925	885,499
Albemarle Corp.	2,364	345,404
Arkema SA	3,067	371,716
Asahi Kasei Corp.	51,473	592,480
BASF SE	37,726	3,134,052
Celanese Corp.	2,573	385,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CF Industries Holdings, Inc.	4,630	$210,109
Chr Hansen Holding A/S*	4,332	393,641
Clariant AG (Registered)	8,180	164,959
Corteva, Inc.	16,415	765,267
Covestro AG(m)	7,538	506,875
Croda International plc	5,730	501,453
Dow, Inc.	16,315	1,043,181
DuPont de Nemours, Inc.	11,844	915,304
Eastman Chemical Co.	2,970	327,056
Ecolab, Inc.	5,470	1,170,963
EMS-Chemie Holding AG (Registered)	337	300,934
Evonik Industries AG	8,613	304,630
FMC Corp.	2,800	309,708
FUCHS PETROLUB SE (Preference)(q)	2,854	136,687
Givaudan SA (Registered)	380	1,464,276
ICL Group Ltd.	28,929	169,346
International Flavors & Fragrances, Inc.	5,490	766,459
Johnson Matthey plc	7,949	330,179
JSR Corp.(x)	8,277	249,674
Kansai Paint Co. Ltd.	7,270	194,020
Koninklijke DSM NV	7,079	1,197,913
Kuraray Co. Ltd.	13,022	148,537
LANXESS AG	3,412	251,519
Linde plc	11,579	3,243,741
LyondellBasell Industries NV, Class A	5,616	584,345
Mitsubishi Chemical Holdings Corp.	52,501	393,503
Mitsubishi Gas Chemical Co., Inc.	6,487	159,004
Mitsui Chemicals, Inc.	7,550	238,313
Mosaic Co. (The)	7,575	239,446
Nippon Paint Holdings Co. Ltd.	29,625	426,750
Nippon Sanso Holdings Corp.	6,157	116,996
Nissan Chemical Corp.	5,056	269,867
Nitto Denko Corp.	6,424	548,847
Novozymes A/S, Class B	8,548	547,519
Orica Ltd.	16,671	176,641
PPG Industries, Inc.	5,210	782,855
Sherwin-Williams Co. (The)	1,815	1,339,488
Shin-Etsu Chemical Co. Ltd.	14,506	2,438,082
Sika AG (Registered)	5,823	1,663,450
Solvay SA	3,044	379,102
Sumitomo Chemical Co. Ltd.(x)	61,179	316,600
Symrise AG	5,284	640,723
Teijin Ltd.(x)	7,308	125,865
Toray Industries, Inc.	56,906	366,182
Tosoh Corp.	10,622	203,183
Umicore SA	8,096	429,422
Yara International ASA	7,158	372,246

		38,251,996

Construction Materials (0.2%)
CRH plc	32,242	1,511,273
HeidelbergCement AG	6,112	555,198
James Hardie Industries plc (CHDI)	18,209	551,013
LafargeHolcim Ltd. (Registered)*	19,431	1,141,827
Martin Marietta Materials, Inc.	1,347	452,350
Taiheiyo Cement Corp.	4,687	123,223
Vulcan Materials Co.	2,910	491,062

		4,825,946

Containers & Packaging (0.1%)
Amcor plc	34,524	403,240
Avery Dennison Corp.	1,780	326,897
Ball Corp.	7,180	608,433
International Paper Co.	8,595	464,732
Packaging Corp. of America	2,082	279,987
Sealed Air Corp.	3,335	152,810
Smurfit Kappa Group plc	10,066	474,065
Westrock Co.	5,770	300,328

		3,010,492

Metals & Mining (1.1%)
Anglo American plc	50,388	1,974,540
Antofagasta plc	16,197	377,363
ArcelorMittal SA	29,443	850,420
BHP Group Ltd.	120,999	4,163,287
BHP Group plc	86,752	2,504,945
BlueScope Steel Ltd.	20,645	303,426
Boliden AB	11,234	416,767
Evolution Mining Ltd.	66,664	206,589
Evraz plc	20,944	166,888
Fortescue Metals Group Ltd.	69,557	1,056,112
Freeport-McMoRan, Inc.*	32,020	1,054,419
Fresnillo plc	7,566	90,140
Glencore plc*	410,468	1,608,489
Hitachi Metals Ltd.	8,777	144,427
JFE Holdings, Inc.	20,188	248,510
Newcrest Mining Ltd.	33,519	621,718
Newmont Corp.	17,620	1,061,957
Nippon Steel Corp.	33,081	563,624
Norsk Hydro ASA	55,239	353,658
Northern Star Resources Ltd.	30,426	219,083
Nucor Corp.	6,615	530,986
Rio Tinto Ltd.	15,247	1,282,580
Rio Tinto plc	46,086	3,526,146
South32 Ltd.	199,058	424,857
Sumitomo Metal Mining Co. Ltd.	9,513	410,590
voestalpine AG	4,767	197,504

		24,359,025

Paper & Forest Products (0.1%)
Mondi plc	19,943	508,628
Oji Holdings Corp.	35,384	228,810
Stora Enso OYJ, Class R	23,895	445,685
Svenska Cellulosa AB SCA, Class B*	24,885	440,373
UPM-Kymmene OYJ	21,923	787,470

		2,410,966

Total Materials		72,858,425

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	2,694	442,624
American Tower Corp. (REIT)	9,755	2,332,030
Ascendas REIT (REIT)	129,115	292,745
AvalonBay Communities, Inc. (REIT)	3,065	565,523
Boston Properties, Inc. (REIT)	3,045	308,337
British Land Co. plc (The) (REIT)	36,160	251,644
CapitaLand Integrated Commercial Trust (REIT)	185,077	298,556
Covivio (REIT)	2,431	208,111
Crown Castle International Corp. (REIT)	9,450	1,626,628
Daiwa House REIT Investment Corp. (REIT)	75	201,242
Dexus (REIT)	44,820	331,919
Digital Realty Trust, Inc. (REIT)	6,131	863,490
Duke Realty Corp. (REIT)	8,118	340,388
Equinix, Inc. (REIT)	1,959	1,331,317
Equity Residential (REIT)	7,460	534,360
Essex Property Trust, Inc. (REIT)	1,403	381,391
Extra Space Storage, Inc. (REIT)	2,813	372,863
Federal Realty Investment Trust (REIT)	1,513	153,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Gecina SA (REIT)	2,054	$282,784
GLP J-REIT (REIT)	200	328,381
Goodman Group (REIT)	68,162	938,117
GPT Group (The) (REIT)	80,010	279,549
Healthpeak Properties, Inc. (REIT)	11,850	376,119
Host Hotels & Resorts, Inc. (REIT)*	15,545	261,933
Iron Mountain, Inc. (REIT)	6,288	232,719
Japan Metropolitan Fund Invest (REIT)	212	216,547
Japan Real Estate Investment Corp. (REIT)	53	312,567
Kimco Realty Corp. (REIT)	9,500	178,125
Klepierre SA (REIT)	9,124	212,764
Land Securities Group plc (REIT)	28,932	275,251
Link REIT (REIT)	84,718	771,541
Mapletree Commercial Trust (REIT)	87,555	137,984
Mapletree Logistics Trust (REIT)	118,000	169,298
Mid-America Apartment Communities, Inc. (REIT)	2,485	358,735
Mirvac Group (REIT)	161,712	307,071
Nippon Building Fund, Inc. (REIT)	155	911,312
Nippon Prologis REIT, Inc. (REIT)	81	260,063
Nomura Real Estate Master Fund, Inc. (REIT)	165	247,966
Orix JREIT, Inc. (REIT)	106	184,190
Prologis, Inc. (REIT)	16,236	1,721,016
Public Storage (REIT)	3,355	827,880
Realty Income Corp. (REIT)	7,734	491,109
Regency Centers Corp. (REIT)	3,458	196,103
SBA Communications Corp. (REIT)	2,475	686,936
Scentre Group (REIT)	213,193	456,645
Segro plc (REIT)	48,918	632,302
Simon Property Group, Inc. (REIT)	7,140	812,318
Stockland (REIT)	97,960	327,384
Suntec REIT (REIT)	80,235	93,047
UDR, Inc. (REIT)	6,395	280,485
Unibail-Rodamco-Westfield (REIT)*	5,687	455,769
United Urban Investment Corp. (REIT)	119	159,706
Ventas, Inc. (REIT)	8,239	439,468
Vicinity Centres (REIT)	158,935	199,790
Vornado Realty Trust (REIT)	3,410	154,780
Welltower, Inc. (REIT)	9,140	654,698
Weyerhaeuser Co. (REIT)	16,406	584,054

		27,253,168

Real Estate Management & Development (0.5%)
Aeon Mall Co. Ltd.	4,142	72,010
Aroundtown SA	41,036	292,106
Azrieli Group Ltd.	1,743	107,455
CapitaLand Ltd.	107,909	301,619
CBRE Group, Inc., Class A*	7,390	584,623
City Developments Ltd.	18,394	109,117
CK Asset Holdings Ltd.	105,599	641,138
Daito Trust Construction Co. Ltd.	2,606	301,964
Daiwa House Industry Co. Ltd.	23,211	679,403
Deutsche Wohnen SE	14,040	654,966
ESR Cayman Ltd.(m)*	69,000	225,885
Fastighets AB Balder, Class B*	4,159	206,011
Hang Lung Properties Ltd.	82,886	215,369
Henderson Land Development Co. Ltd.	58,761	263,794
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	218,884
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	14,701
Hulic Co. Ltd.	12,369	145,781
LEG Immobilien SE	2,931	385,515
Lendlease Corp. Ltd.	28,270	277,424
Mitsubishi Estate Co. Ltd.	48,541	847,193
Mitsui Fudosan Co. Ltd.	37,600	853,534
New World Development Co. Ltd.	62,055	320,887
Nomura Real Estate Holdings, Inc.	4,662	112,208
Sino Land Co. Ltd.	130,110	181,087
Sumitomo Realty & Development Co. Ltd.(x)	12,683	447,413
Sun Hung Kai Properties Ltd.	53,481	810,391
Swire Pacific Ltd., Class A	20,142	151,050
Swire Properties Ltd.	47,335	146,436
Swiss Prime Site AG (Registered)	3,120	287,688
Tokyu Fudosan Holdings Corp.	25,054	148,208
UOL Group Ltd.	18,763	110,190
Vonovia SE	21,417	1,398,945
Wharf Real Estate Investment Co. Ltd.	68,287	382,539

		11,895,534

Total Real Estate		39,148,702

Utilities (1.9%)
Electric Utilities (1.1%)
Alliant Energy Corp.	5,444	294,847
American Electric Power Co., Inc.	10,850	918,995
AusNet Services	77,077	107,428
Chubu Electric Power Co., Inc.	26,367	339,336
Chugoku Electric Power Co., Inc. (The)(x)	11,859	145,553
CK Infrastructure Holdings Ltd.	26,810	159,327
CLP Holdings Ltd.	67,439	654,950
Duke Energy Corp.	16,139	1,557,898
Edison International	8,295	486,087
EDP - Energias de Portugal SA	114,073	651,476
Electricite de France SA*	27,388	367,429
Elia Group SA/NV	1,268	139,628
Endesa SA	13,046	345,146
Enel SpA	334,074	3,327,291
Entergy Corp.	4,370	434,684
Evergy, Inc.	4,968	295,745
Eversource Energy	7,470	646,827
Exelon Corp.	21,450	938,223
FirstEnergy Corp.	11,930	413,852
Fortum OYJ	18,243	486,917
HK Electric Investments & HK Electric Investments Ltd.(m)	108,248	107,495
Iberdrola SA	251,324	3,237,583
Kansai Electric Power Co., Inc. (The)	28,884	312,513
Kyushu Electric Power Co., Inc.	15,547	153,329
Mercury NZ Ltd.	27,978	127,009
NextEra Energy, Inc.	43,160	3,263,328
NRG Energy, Inc.	5,370	202,610
Orsted A/S(m)	7,770	1,254,935
Pinnacle West Capital Corp.	2,390	194,426
Power Assets Holdings Ltd.	56,126	331,380
PPL Corp.	16,900	487,396
Red Electrica Corp. SA	17,779	314,826
Southern Co. (The)	23,205	1,442,423
SSE plc	42,704	856,584
Terna Rete Elettrica Nazionale SpA	57,791	436,313
Tohoku Electric Power Co., Inc.	17,493	165,095
Tokyo Electric Power Co. Holdings, Inc.*	59,365	197,839
Verbund AG	2,796	203,290
Xcel Energy, Inc.	11,490	764,200

		26,764,213

Gas Utilities (0.1%)
APA Group	48,463	368,837
Atmos Energy Corp.	2,759	272,727
Enagas SA	10,223	222,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hong Kong & China Gas Co. Ltd.	437,444	$692,114
Naturgy Energy Group SA(x)	12,126	297,202
Osaka Gas Co. Ltd.	15,372	299,457
Snam SpA	82,827	459,237
Toho Gas Co. Ltd.(x)	3,012	185,793
Tokyo Gas Co. Ltd.	15,415	342,826

		3,140,220

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	14,630	392,230
Meridian Energy Ltd.	52,628	198,111
Uniper SE	8,267	299,373

		889,714

Multi-Utilities (0.5%)
AGL Energy Ltd.	25,595	187,603
Ameren Corp.	5,370	436,903
CenterPoint Energy, Inc.	11,940	270,441
CMS Energy Corp.	6,225	381,095
Consolidated Edison, Inc.	7,530	563,244
Dominion Energy, Inc.	17,902	1,359,836
DTE Energy Co.	4,210	560,519
E.ON SE	92,217	1,073,210
Engie SA	76,789	1,090,061
National Grid plc	144,590	1,722,227
NiSource, Inc.	8,395	202,403
Public Service Enterprise Group, Inc.	11,125	669,836
RWE AG	26,386	1,034,110
Sempra Energy	6,370	844,535
Suez SA	15,562	329,587
Veolia Environnement SA	23,258	596,224
WEC Energy Group, Inc.	6,910	646,707

		11,968,541

Water Utilities (0.1%)
American Water Works Co., Inc.	3,928	588,886
Severn Trent plc	9,806	311,738
United Utilities Group plc	28,008	357,468

		1,258,092

Total Utilities		44,020,780

Total Common Stocks (59.6%) (Cost $861,146,588)		1,406,997,234

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.6%)
FHLB
2.500%, 2/13/24	$1,505,000	1,599,836
3.250%, 11/16/28	3,900,000	4,381,995
FHLMC
2.375%, 1/13/22	4,363,000	4,441,836
2.750%, 6/19/23	7,682,000	8,108,783
FNMA
2.875%, 9/12/23	10,515,000	11,186,463
1.875%, 9/24/26	6,945,000	7,244,936

Total U.S. Government Agency Securities		36,963,849

U.S. Treasury Obligations (21.1%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,247,000	4,800,970
6.000%, 2/15/26	5,790,000	7,201,711
6.125%, 11/15/27	7,066,000	9,236,884
5.250%, 11/15/28	4,491,000	5,719,590
U.S. Treasury Notes
1.750%, 6/30/22	5,264,200	5,371,615
1.875%, 7/31/22	6,338,100	6,486,445
2.000%, 7/31/22	5,292,900	5,425,689
1.625%, 8/15/22	4,960,000	5,062,102
0.125%, 8/31/22	4,119,500	4,119,464
1.875%, 8/31/22	6,639,500	6,803,181
1.875%, 10/31/22	13,116,000	13,474,776
1.625%, 11/15/22	10,639,000	10,894,273
0.125%, 11/30/22	17,234,400	17,229,902
2.000%, 11/30/22	9,843,000	10,146,083
2.125%, 12/31/22	6,550,000	6,774,928
0.125%, 1/31/23	19,535,400	19,524,720
2.000%, 2/15/23	7,019,400	7,259,996
1.500%, 3/31/23	1,675,000	1,719,319
1.750%, 5/15/23	7,072,400	7,305,146
1.625%, 5/31/23	1,217,000	1,254,389
2.500%, 8/15/23	8,760,000	9,233,954
1.375%, 8/31/23	8,622,000	8,861,280
1.375%, 9/30/23	2,254,000	2,317,931
2.750%, 11/15/23#	15,218,000	16,205,686
2.125%, 11/30/23	10,761,000	11,289,986
2.250%, 12/31/23	10,241,200	10,786,266
2.500%, 1/31/24	6,753,500	7,167,648
2.750%, 2/15/24	17,216,000	18,408,819
2.125%, 3/31/24	6,873,000	7,233,688
2.250%, 11/15/24	5,005,000	5,310,154
1.500%, 11/30/24	7,588,600	7,844,135
2.000%, 2/15/25	5,092,700	5,361,843
0.500%, 3/31/25	4,248,000	4,218,707
2.125%, 5/15/25	7,579,000	8,019,862
0.250%, 6/30/25#	17,772,000	17,405,302
2.000%, 8/15/25#	19,170,000	20,191,872
0.250%, 8/31/25	10,686,000	10,433,229
0.250%, 9/30/25	5,716,000	5,573,347
2.250%, 11/15/25	2,324,300	2,474,201
0.375%, 12/31/25	6,580,000	6,423,635
0.375%, 1/31/26	4,484,400	4,371,173
1.625%, 2/15/26	9,575,000	9,897,936
0.500%, 2/28/26	4,492,700	4,402,769
1.500%, 8/15/26	14,770,200	15,120,570
2.000%, 11/15/26	19,183,700	20,119,210
2.250%, 2/15/27	7,918,000	8,405,535
2.375%, 5/15/27	8,771,500	9,369,038
2.250%, 8/15/27	8,059,500	8,536,695
2.250%, 11/15/27	9,306,000	9,845,541
2.750%, 2/15/28	5,049,000	5,503,529
2.875%, 5/15/28	5,952,000	6,538,596
2.875%, 8/15/28	922,000	1,013,454
3.125%, 11/15/28	6,260,300	6,995,793
2.625%, 2/15/29	4,695,000	5,075,468
2.375%, 5/15/29	4,742,200	5,036,357
1.625%, 8/15/29	3,528,900	3,539,236
1.500%, 2/15/30	3,261,000	3,218,941
0.625%, 5/15/30	8,832,400	8,032,279
0.625%, 8/15/30	9,319,300	8,439,205
0.875%, 11/15/30	11,099,100	10,256,153
1.125%, 2/15/31	3,986,300	3,762,655

Total U.S. Treasury Obligations		498,052,861

Total Long-Term Debt Securities (22.7%) (Cost $515,746,974)		535,016,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Utilities (0.0%)
Gas Utilities (0.0%)
Snam SpA* (Cost $—)	82,827	$85

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (11.6%)
JPMorgan Prime Money Market Fund, IM Shares	272,988,899	273,125,394

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $600,003, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $612,003.(xx)	$600,000	600,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $3,526,240, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $3,596,764.(xx)	3,526,239	3,526,239
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $400,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $443,881.(xx)	400,000	400,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $7,714,693, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,532,717.(xx)	7,714,652	7,714,652

Total Repurchase Agreements		14,240,891

Total Short-Term Investments (12.2%) (Cost $287,450,428)		287,366,285

Total Investments in Securities (94.5%) (Cost $1,664,343,990)		2,229,380,314
Other Assets Less Liabilities (5.5%)		129,706,708

Net Assets (100%)		$2,359,087,022

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $49,680,407.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $11,751,935 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $23,119,916. This was collateralized by $10,407,218 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $14,240,891 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.7
Finland	0.3
France	3.0
Germany	2.7
Hong Kong	0.8
Ireland	0.2
Israel	0.2
Italy	0.6
Japan	7.0
Jordan	0.0	#
Luxembourg	0.1
Macau	0.1
Mexico	0.0	#
Netherlands	1.4
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Russia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.7
Sweden	1.0
Switzerland	2.6
United Arab Emirates	0.0	#
United Kingdom	3.5
United States	66.2
Cash and Other	5.5

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	42	6/2021	USD	4,603,200	(9,318)
Russell 2000 E-Mini Index	949	6/2021	USD	105,457,625	(2,847,713)
S&P 500 E-Mini Index	771	6/2021	USD	152,943,270	3,099,872
S&P Midcap 400 E-Mini Index	419	6/2021	USD	109,162,070	(6,451)
U.S. Treasury 10 Year Note	1,955	6/2021	USD	255,982,812	(6,418,800)

					(6,182,410)

Short Contracts
EURO STOXX 50 Index	(1,996)	6/2021	EUR	(90,491,819)	(1,910,494)
FTSE 100 Index	(568)	6/2021	GBP	(52,303,478)	272,278
SPI 200 Index	(219)	6/2021	AUD	(28,136,656)	130,205
TOPIX Index	(210)	6/2021	JPY	(37,059,381)	(1,167,186)

					(2,675,197)

					(8,857,607)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,759,221	GBP	7,708,250	HSBC Bank plc	4/9/2021	132,495
USD	37,818,826	CHF	34,990,923	BNP Paribas	5/6/2021	766,025
USD	4,077,502	JPY	442,379,999	Deutsche Bank AG	5/20/2021	80,429
USD	42,958,604	EUR	35,929,876	UBS AG	5/27/2021	776,594
USD	20,787,205	AUD	27,254,760	Deutsche Bank AG	6/4/2021	80,129
USD	2,358,370	AUD	3,062,172	BNP Paribas	6/16/2021	31,756
USD	3,592,737	CHF	3,242,000	Goldman Sachs Bank USA	6/16/2021	155,698
USD	6,630,317	CHF	6,154,645	JPMorgan Chase Bank	6/16/2021	105,409
USD	38,482,055	EUR	31,813,000	JPMorgan Chase Bank	6/16/2021	1,116,922
USD	18,950,310	EUR	15,651,000	JPMorgan Chase Bank	6/16/2021	567,835
USD	4,856,276	GBP	3,490,000	JPMorgan Chase Bank	6/16/2021	43,880
USD	10,890,912	JPY	1,183,483,300	BNP Paribas	6/16/2021	195,074
USD	29,516,599	JPY	3,123,048,000	JPMorgan Chase Bank	6/16/2021	1,291,768
USD	21,253,999	JPY	2,269,689,000	JPMorgan Chase Bank	6/16/2021	741,478
USD	13,674,477	JPY	1,449,604,000	Natwest Markets plc	6/16/2021	573,550
USD	1,799,042	NZD	2,513,522	BNP Paribas	6/16/2021	43,910
USD	5,595,717	SEK	47,639,086	BNP Paribas	6/16/2021	137,229
USD	4,714,242	SEK	39,198,400	Citibank NA	6/16/2021	222,887
USD	24,156,479	SEK	200,401,600	JPMorgan Chase Bank	6/16/2021	1,194,456

Total unrealized appreciation						8,257,524

JPY	442,379,999	USD	4,065,176	Morgan Stanley	5/20/2021	(68,103)
JPY	1,370,664,072	USD	12,598,496	Morgan Stanley	6/16/2021	(210,995)
NOK	256,593,177	USD	30,255,114	JPMorgan Chase Bank	6/16/2021	(256,462)
NZD	12,038,000	USD	8,621,340	BNP Paribas	6/16/2021	(215,493)
SEK	171,447,685	USD	20,408,665	JPMorgan Chase Bank	6/16/2021	(764,183)
SEK	178,680,000	USD	21,202,143	JPMorgan Chase Bank	6/16/2021	(728,982)
USD	29,889,993	GBP	21,881,000	JPMorgan Chase Bank	6/16/2021	(281,937)
USD	4,276,695	GBP	3,128,000	Natwest Markets plc	6/16/2021	(36,535)

Total unrealized depreciation						(2,562,690)

Net unrealized appreciation						5,694,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$81,298,014	$34,992,986	$—	(b)	$116,291,000
Consumer Discretionary	92,606,946	85,407,818	—		178,014,764
Consumer Staples	45,986,355	68,147,847	—		114,134,202
Energy	20,406,836	22,211,260	—		42,618,096
Financials	83,767,285	113,074,961	—	(b)	196,842,246
Health Care	97,147,691	79,355,022	—	(b)	176,502,713
Industrials	66,406,899	102,713,114	—		169,120,013
Information Technology	198,921,709	58,524,584	—		257,446,293
Materials	19,933,147	52,925,278	—		72,858,425
Real Estate	18,312,430	20,836,272	—		39,148,702
Utilities	19,530,903	24,489,877	—		44,020,780
Forward Currency Contracts	—	8,257,524	—		8,257,524
Futures	3,502,355	—	—		3,502,355
Rights
Utilities	—	85	—		85
Short-Term Investments
Investment Company	273,125,394	—	—		273,125,394
Repurchase Agreements	—	14,240,891	—		14,240,891
U.S. Government Agency Securities	—	36,963,849	—		36,963,849
U.S. Treasury Obligations	—	498,052,861	—		498,052,861

Total Assets	$1,020,945,964	$1,220,194,229	$—		$2,241,140,193

Liabilities:
Forward Currency Contracts	$—	$(2,562,690)	$—		$(2,562,690)
Futures	(12,359,962)	—	—		(12,359,962)

Total Liabilities	$(12,359,962)	$(2,562,690)	$—		$(14,922,652)

Total	$1,008,586,002	$1,217,631,539	$—		$2,226,217,541

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$659,953,971
Aggregate gross unrealized depreciation	(107,713,955)

Net unrealized appreciation	$552,240,016

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,673,977,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.9%)
Affirm Asset Securitization Trust,
Series 2020-A A
2.950%, 2/18/25§	$1,749,000	$1,767,389
Series 2021-A A
0.880%, 8/15/25§	1,000,000	1,000,240
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/17/24§	3,246,000	3,245,760
Carmax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,162,322
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	3,616,000	3,614,377
Chase Auto Credit Linked Notes,
Series 2020-1 C
1.389%, 1/25/28§	953,180	956,000
Series 2020-2 D
1.487%, 2/25/28§	1,485,130	1,488,369
Series 2021-1 B
0.875%, 9/25/28§	4,825,025	4,819,287
CPS Auto Receivables Trust,
Series 2020-C B
1.010%, 1/15/25§	3,801,000	3,813,002
Series 2021-A C
0.830%, 9/15/26§	3,921,000	3,912,999
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,054,788
Dryden 77 CLO Ltd.,
Series 2020-77A A
2.182%, 5/20/31(l)§	1,500,000	1,502,721
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.173%, 4/17/33(l)§	2,120,000	2,125,559
Series 2020-78A D
3.223%, 4/17/33(l)§	850,000	851,942
DT Auto Owner Trust,
Series 2021-1A C
0.840%, 10/15/26§	4,708,000	4,698,416
Elevation CLO Ltd.,
Series 2020-11A C
2.441%, 4/15/33(l)§	1,870,000	1,817,977
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§	1,912,026	1,920,101
Series 2020-3A C
1.320%, 7/15/25	3,009,000	3,040,386
Series 2021-1A C
0.740%, 1/15/26	3,332,000	3,323,000
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§	1,045,375	1,051,088
Flagship Credit Auto Trust,
Series 2019-4 B
2.530%, 11/17/25§	3,600,000	3,707,014
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,838,072
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,397,009
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A A
2.124%, 4/20/31(l)§	2,400,000	2,401,512
GSF Mortgage Corp.,
1.433%, 8/15/26(l)(r)	172,206	172,206
2.435%, 8/15/26(l)(r)	347,000	357,410
2.638%, 8/15/26(l)(r)	86,000	88,580
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,375,387	1,530,975
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21§	660,715	664,089
Series 2017-1A A
2.960%, 10/25/21§	343,707	345,999
Series 2019-1A A
3.710%, 3/25/23§	455,388	458,735
Invitation Homes Trust,
Series 2018-SFR3 A
1.108%, 7/17/37(l)§	1,200,982	1,203,228
Kayne CLO 7 Ltd.,
Series 2020-7A C
2.223%, 4/17/33(l)§	970,000	973,053
Magnetite XXVI Ltd.,
Series 2020-26A A
1.991%, 7/15/30(l)§	4,063,790	4,071,649
Marlette Funding Trust,
Series 2018-4A A
3.710%, 12/15/28§	27,879	27,907
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	1,334,567	1,338,597
OCP CLO Ltd.,
Series 2020-18A A
2.024%, 4/20/30(l)§	2,541,200	2,541,200
Santander Drive Auto Receivables Trust,
Series 2020-4 D
1.480%, 1/15/27	2,621,000	2,633,971
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	379,002	381,085
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	194,278	194,839
Series 2019-1 A
3.240%, 2/25/28§	182,572	183,239
Series 2019-3 A
2.900%, 5/25/28§	579,639	585,116
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	3,735,662	3,765,443
Series 2021-1 A
0.870%, 3/20/31§	1,356,082	1,354,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Voya CLO Ltd.,
Series 2019-1A DR
3.091%, 4/15/31(l)§	$800,000	$782,961
Westlake Automobile Receivables Trust,
Series 2020-3A C
1.240%, 11/17/25§	4,108,000	4,144,447
Series 2021-1A C
0.950%, 3/16/26§	4,864,000	4,859,099
World Financial Network Credit Card Master Trust,
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,212,325
Series 2019-B M
3.040%, 4/15/26	2,700,000	2,757,674

Total Asset-Backed Securities		96,138,082

Collateralized Mortgage Obligations (5.1%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
1.859%, 3/25/29(l)§	2,374,800	2,349,677
Series 2019-3A M1B
1.709%, 7/25/29(l)§	1,577,484	1,584,673
Series 2020-3A M1B
2.959%, 10/25/30(l)§	850,000	857,172
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.209%, 4/25/47(l)§	458,348	465,111
Collateralized Mortgage Obligation,
3.647%, 3/15/35(l)	2,920,000	3,013,175
Eagle RE Ltd.,
Series 2020-1 M1A
1.009%, 1/25/30(l)§	2,700,000	2,692,221
FHLMC,
Series 3017 CF
0.406%, 8/15/25(l)	3,148	3,144
Series 3305 FT
0.506%, 7/15/34(l)	72,834	73,441
Series 3349 FE
0.596%, 7/15/37(l)	1,316,652	1,335,062
Series 3807 FM
0.606%, 2/15/41(l)	44,871	44,181
Series 3927 FH
0.556%, 9/15/41(l)	46,262	46,886
Series 4029 LD
1.750%, 1/15/27	2,341,776	2,398,544
Series 4087 FB
0.576%, 7/15/42(l)	1,260,531	1,274,309
Series 4286 VF
0.556%, 12/15/43(l)	1,035,539	1,045,846
Series 4350 KF
0.473%, 1/15/39(l)	494,928	491,372
Series 4457 BA
3.000%, 7/15/39	4,643,552	4,976,515
Series 4459 CA
5.000%, 12/15/34	818,865	904,135
Series 4483 A
3.000%, 12/15/29	928,451	954,721
Series 4486 JN
2.000%, 11/15/24	2,798,627	2,853,393
Series 4941
4.000%, 12/15/47IO IO	11,325,830	1,709,688
Series 4976 MI
4.500%, 5/25/50IO IO	10,891,454	1,986,825
Series 5013 JI
4.000%, 9/25/50IO IO	18,956,615	2,622,346
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M1
1.317%, 10/25/50(l)§	607,482	607,482
Series 2020-DNA6 M1
0.917%, 12/25/50(l)§	1,117,352	1,118,003
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1 M3
3.409%, 10/25/27(l)	1,953,604	1,991,362
Series 2017-HQA3 M2
2.459%, 4/25/30(l)	3,089,627	3,128,593
FNMA,
Series 2006-42 CF
0.559%, 6/25/36(l)	65,868	66,596
Series 2007-109 GF
0.789%, 12/25/37(l)	103,238	105,758
Series 2010-39 FT
1.059%, 10/25/35(l)	2,523,460	2,590,113
Series 2011-53 FT
0.689%, 6/25/41(l)	231,330	234,928
Series 2011-86 KF
0.659%, 9/25/41(l)	218,560	222,489
Series 2011-86 NF
0.659%, 9/25/41(l)	101,795	103,367
Series 2012-65 FA
0.559%, 6/25/42(l)	37,583	37,719
Series 2013-121 FA
0.509%, 12/25/43(l)	758,202	765,793
Series 2014-49 AF
0.443%, 8/25/44(l)	2,495,543	2,493,626
Series 2014-54 LA
3.000%, 2/25/44	483,687	493,262
Series 2014-C04 1M2
5.009%, 11/25/24(l)	1,406,880	1,449,071
Series 2014-C04 2M2
5.109%, 11/25/24(l)	792,480	799,538
Series 2015-C01 1M2
4.409%, 2/25/25(l)	659,652	667,502
Series 2015-C02 1M2
4.109%, 5/25/25(l)	142,397	144,096
Series 2016-C02 1M2
6.109%, 9/25/28(l)	908,258	956,741
Series 2016-C03 2M2
6.009%, 10/25/28(l)	1,761,113	1,862,485
Series 2016-C06 1M2
4.359%, 4/25/29(l)	1,065,086	1,108,796
Home RE Ltd.,
Series 2020-1 M1B
3.359%, 10/25/30(l)§	2,125,000	2,164,945
Series 2021-1 M1A
1.159%, 7/25/33(l)§	4,710,325	4,712,434
Mello Warehouse Securitization Trust,
Series 2020-1 A
1.009%, 10/25/53(l)§	3,146,861	3,147,471
Series 2021-1 A
0.809%, 2/25/55(l)§	2,423,425	2,423,233
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.009%, 11/26/29(l)§	2,017,372	2,020,177
Oaktown Re V Ltd.,
Series 2020-2A M1A
2.509%, 10/25/30(l)§	899,753	906,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.115%, 3/27/24(l)§	$492,176	$467,234
Series 2019-2R A
2.859%, 5/27/23(l)§	1,182,253	1,169,733
Series 2019-3R A
2.809%, 10/27/22(l)§	271,424	271,828
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-1 A
0.810%, 2/25/55(l)(r)§	2,318,881	2,318,881
Radnor RE Ltd.,
Series 2019-1 M1B
2.059%, 2/25/29(l)§	1,277,057	1,280,505
Series 2019-2 M1B
1.859%, 6/25/29(l)§	1,957,825	1,956,643
Series 2020-1 M1A
1.059%, 2/25/30(l)§	889,957	890,049
Traingle Re Ltd.,
Series 2020-1 M1A
3.109%, 10/25/30(l)§	1,570,000	1,576,084
Series 2021-1 M1A
1.809%, 8/25/33(l)§	3,152,685	3,152,684

Total Collateralized Mortgage Obligations		83,087,866

Commercial Mortgage-Backed Securities (5.0%)
Ashford Hospitality Trust,
Series 2018-KEYS A
1.106%, 6/15/35(l)§	3,000,000	2,996,303
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§	1,250,000	1,124,278
Series 2017-SCH AF
1.106%, 11/15/33(l)§	3,005,000	2,921,213
BBCMS Mortgage Trust,
Series 2020-BID A
2.246%, 10/15/37(l)§	2,565,000	2,577,822
BHMS Mortgage Trust,
Series 2018-ATLS A
1.356%, 7/15/35(l)§	2,305,875	2,304,428
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,082,600
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS
3.683%, 9/10/45§	1,910,000	1,962,539
Series 2013-GC11 AS
3.422%, 4/10/46	4,720,249	4,904,866
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	2,108,192
CLNY Trust,
Series 2019-IKPR D
2.131%, 11/15/38(l)§	2,400,000	2,334,050
DBWF Mortgage Trust,
Series 2018-GLKS A
1.140%, 12/19/30(l)§	2,537,354	2,535,774
GCT Commercial Mortgage Trust,
Series 2021-GCT B
1.356%, 2/15/38(l)§	2,996,618	2,996,617
Great Wolf Trust,
Series 2019-WOLF A
1.140%, 12/15/36(l)§	3,950,000	3,945,060
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.306%, 6/15/38(l)§	3,195,119	3,198,104
Series 2019-SMP A
1.256%, 8/15/32(l)§	1,550,000	1,548,547
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	4,500,000	4,506,182
Series 2011-GC5 D
5.406%, 8/10/44(l)§	49,051	34,617
Series 2012-GC6 B
5.650%, 1/10/45(l)§	2,600,000	2,659,961
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,304,625
Series 2012-GCJ9 AS
3.124%, 11/10/45	3,133,190	3,229,180
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.622%, 10/15/45(l)§	3,752,000	3,445,764
Series 2020-NNN EFL
1.956%, 1/16/37(l)§	232,747	231,630
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27 AS
3.634%, 2/15/48	1,453,948	1,556,276
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.261%, 7/15/49(l)§	1,700,000	1,659,308
Series 2015-XLF2 SNMA
2.056%, 11/15/26(l)§	1,155,083	982,795
Series 2019-BPR C
3.156%, 5/15/36(l)§	2,220,000	1,985,769
Natixis Commercial Mortgage Securities Trust,
Series 2018-850T A
0.889%, 7/15/33(l)§	2,422,460	2,417,350
Series 2019-MILE A
1.606%, 7/15/36(l)§	1,199,586	1,199,883
Starwood Retail Property Trust,
Series 2014-STAR A
1.576%, 11/15/27(l)§	4,557,485	3,372,955
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A3
2.533%, 12/10/45	3,762,420	3,779,938
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,470,669
WFRBS Commercial Mortgage Trust,
Series 2011-C3 C
5.335%, 3/15/44(l)§	1,700,000	1,690,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-C14 C
3.972%, 6/15/46(l)	$2,247,689	$2,266,064

Total Commercial Mortgage-Backed Securities		80,333,518

Corporate Bonds (4.2%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,511,421
2.900%, 6/25/25	2,462,000	2,520,394

		4,031,815

Total Consumer Discretionary		4,031,815

Consumer Staples (0.7%)
Food & Staples Retailing (0.2%)
Cencosud SA
5.150%, 2/12/25(m)	2,885,000	3,217,677

Food Products (0.2%)
Sigma Alimentos SA de CV
4.125%, 5/2/26(m)	2,950,000	3,190,609

Tobacco (0.3%)
BAT International Finance plc
1.668%, 3/25/26	4,662,000	4,601,166

Total Consumer Staples		11,009,452

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,131,250

Total Energy		3,131,250

Financials (2.3%)
Banks (1.3%)
Australia & New Zealand Banking Group Ltd.
4.500%, 3/19/24§	2,000,000	2,191,086
Banco Santander SA
2.746%, 5/28/25	2,800,000	2,927,570
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,107,000	2,250,016
Credicorp Ltd.
2.750%, 6/17/25(m)	2,336,000	2,387,100
Danske Bank A/S
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§	1,582,000	1,682,297
NatWest Markets plc
3.625%, 9/29/22§	4,775,000	4,992,147
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§	3,964,000	3,938,836

		20,369,052

Capital Markets (0.1%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,395,496

Consumer Finance (0.2%)
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	3,675,000	3,849,084

Diversified Financial Services (0.4%)
Azure Orbit IV International Finance Ltd.
3.750%, 1/25/23(m)	5,560,000	5,798,579

Thrifts & Mortgage Finance (0.3%)
BPCE SA
5.700%, 10/22/23§	4,204,000	4,697,668

Total Financials		37,109,879

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Sutter Health
Series 20A
1.321%, 8/15/25	2,209,000	2,200,045

Total Health Care		2,200,045

Industrials (0.3%)
Airlines (0.1%)
Southwest Airlines Co.
5.250%, 5/4/25	1,658,000	1,887,169

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
3.875%, 5/1/23§	1,343,000	1,402,571
5.500%, 12/15/24§	388,000	434,403
1.950%, 1/30/26§	1,729,000	1,683,128

		3,520,102

Total Industrials		5,407,271

Information Technology (0.1%)
Software (0.1%)
Infor, Inc.
1.450%, 7/15/23§	933,000	946,229

Total Information Technology		946,229

Materials (0.2%)
Metals & Mining (0.2%)
Anglo American Capital plc
5.375%, 4/1/25§	3,363,000	3,835,922

Total Materials		3,835,922

Utilities (0.0%)
Electric Utilities (0.0%)
NextEra Energy Capital Holdings, Inc.
2.750%, 5/1/25	564,000	596,050

Total Utilities		596,050

Total Corporate Bonds		68,267,913

Foreign Government Security (0.2%)
United Arab Emirates Government Bond
0.750%, 9/2/23§	2,478,000	2,486,673

Total Foreign Government Security		2,486,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (0.5%)
FHLMC UMBS
3.500%, 10/1/49	$1,459,865	$1,569,806
3.500%, 11/1/49	5,496,516	5,897,167

Total Mortgage-Backed Securities		7,466,973

Municipal Bonds (0.4%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	22,937
California Earthquake Authority Revenue Bonds, Series 2020B
1.227%, 7/1/21	785,000	786,895
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	8,014
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	10,799
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	8,627
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	8,704
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	7,226
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	11,280
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	9,144
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	9,470
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	48,609
6.750%, 8/1/49	6,000	9,840
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	7,448
5.750%, 7/1/34	7,000	9,256
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	8,547
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,692
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	52,928
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	51,649
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,927
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,568
6.648%, 11/15/39	6,000	8,124
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	14,623
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	42,816
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021B
1.047%, 1/1/26	785,000	772,114
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	12,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	$6,000	$7,766
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	12,104
5.561%, 12/1/49	7,000	9,662
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,141
6.918%, 4/1/40	6,000	8,640
7.043%, 4/1/50	6,000	9,873
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	10,815
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	9,212
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,601
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	7,127
5.600%, 3/15/40	6,000	7,900
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	9,756
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	8,121
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	7,441
5.140%, 8/1/40	6,000	8,108
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020
3.000%, 6/1/35	5,225,000	5,364,581

Total Municipal Bonds		7,443,768

U.S. Government Agency Securities (28.0%)
FFCB
2.230%, 4/5/21	6,000,000	6,001,781
0.160%, 10/13/22	40,000,000	39,992,172
0.125%, 3/9/23	50,000,000	49,919,130
FHLB
3.000%, 10/12/21	25,635,000	26,030,669
2.625%, 12/10/21	15,000,000	15,264,363
2.875%, 12/10/21	25,000,000	25,482,510
1.625%, 12/20/21	5,000,000	5,055,285
1.375%, 2/17/23	14,835,000	15,163,126
0.125%, 3/17/23	30,000,000	29,950,077
5.500%, 7/15/36	12,000	17,240
FHLMC
2.750%, 6/19/23	2,717,000	2,867,946
0.250%, 8/24/23	13,000,000	12,995,828
0.250%, 11/6/23	50,000,000	49,972,755
1.500%, 2/12/25	25,500,000	26,377,106
FNMA
2.750%, 6/22/21	54,575,000	54,903,896
2.625%, 1/11/22	57,380,000	58,495,106
2.500%, 2/5/24	5,000,000	5,307,801
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,140,262
Iraq Government AID Bonds
2.149%, 1/18/22	10,289,000	10,446,500
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,789,801

Total U.S. Government Agency Securities		454,173,354

U.S. Treasury Obligations (30.5%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	29,628,123	32,051,499
0.250%, 1/15/25 TIPS	81,079,526	88,007,747
U.S. Treasury Notes
1.125%, 6/30/21	11,653,000	11,684,428
1.125%, 9/30/21	7,223,000	7,261,927
2.875%, 10/15/21	19,524,200	19,821,667
1.625%, 12/31/21	38,215,000	38,660,973
1.375%, 1/31/22	36,663,300	37,061,060
1.125%, 2/28/22	42,010,400	42,410,452
0.125%, 6/30/22	113,000,000	113,024,385
0.125%, 8/31/22	78,328,000	78,327,319
0.125%, 11/30/22	27,028,600	27,021,546

Total U.S. Treasury Obligations		495,333,003

Total Long-Term Debt Securities (79.8%) (Cost $1,288,094,317)		1,294,731,150

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (19.7%)
U.S. Treasury Bills
0.02%, 4/27/21(p)	204,795,000	204,792,194
0.02%, 4/29/21(p)	49,572,200	49,571,328
0.02%, 6/1/21(p)	64,975,000	64,973,116

Total U.S. Treasury Obligations		319,336,638

Total Short-Term Investments (19.7%) (Cost $319,337,670)		319,336,638

Total Investments in Securities (99.5%) (Cost $1,607,431,987)		1,614,067,788
Other Assets Less Liabilities (0.5%)		8,216,060

Net Assets (100%)		$1,622,283,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $209,363,950 or 12.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $14,593,965 or 0.9% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	798	6/2021	USD	176,139,797	(67,036)
U.S. Treasury 10 Year Ultra Note	32	6/2021	USD	4,598,000	(148,621)
U.S. Treasury Ultra Bond	13	6/2021	USD	2,355,844	(60,550)

					(276,207)

Short Contracts
U.S. Treasury 5 Year Note	(1,042)	6/2021	USD	(128,581,172)	1,223,185

					1,223,185

					946,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$95,519,886	$618,196	$96,138,082
Collateralized Mortgage Obligations	—	80,768,985	2,318,881	83,087,866
Commercial Mortgage-Backed Securities	—	80,333,518	—	80,333,518
Corporate Bonds
Consumer Discretionary	—	4,031,815	—	4,031,815
Consumer Staples	—	11,009,452	—	11,009,452
Energy	—	3,131,250	—	3,131,250
Financials	—	37,109,879	—	37,109,879
Health Care	—	2,200,045	—	2,200,045
Industrials	—	5,407,271	—	5,407,271
Information Technology	—	946,229	—	946,229
Materials	—	3,835,922	—	3,835,922
Utilities	—	596,050	—	596,050
Foreign Government Security	—	2,486,673	—	2,486,673
Futures	1,223,185	—	—	1,223,185
Mortgage-Backed Security	—	7,466,973	—	7,466,973
Municipal Bonds	—	7,443,768	—	7,443,768
Short-Term Investments
U.S. Treasury Obligations	—	319,336,638	—	319,336,638
U.S. Government Agency Securities	—	454,173,354	—	454,173,354
U.S. Treasury Obligations	—	495,333,003	—	495,333,003

Total Assets	$1,223,185	$1,611,130,711	$2,937,077	$1,615,290,973

Liabilities:
Futures	$(276,207)	$—	$—	$(276,207)

Total Liabilities	$(276,207)	$—	$—	$(276,207)

Total	$946,978	$1,611,130,711	$2,937,077	$1,615,014,766

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,223,646
Aggregate gross unrealized depreciation	(3,919,289)

Net unrealized appreciation	$7,304,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,607,710,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	400	$18,864
ATN International, Inc.	5,000	245,600
Bandwidth, Inc., Class A*	9,600	1,216,704
Cincinnati Bell, Inc.*	22,552	346,173
Cogent Communications Holdings, Inc.	20,900	1,437,084
Consolidated Communications Holdings, Inc.*	33,422	240,639
Iridium Communications, Inc.*	58,600	2,417,250
Liberty Latin America Ltd., Class A*	15,300	196,299
Liberty Latin America Ltd., Class C*	73,533	954,458
ORBCOMM, Inc.*	45,000	343,350
Vonage Holdings Corp.*	118,900	1,405,398

		8,821,819

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)*	164,434	1,678,871
Cinemark Holdings, Inc.(x)*	53,300	1,087,853
Glu Mobile, Inc.*	66,500	829,920
IMAX Corp.*	33,100	665,310
Liberty Media Corp.-Liberty Braves, Class A(x)*	5,600	159,656
Liberty Media Corp.-Liberty Braves, Class C*	16,500	459,030

		4,880,640

Interactive Media & Services (0.3%)
Bumble, Inc., Class A(x)*	45,477	2,836,855
Cargurus, Inc.*	43,000	1,024,690
Cars.com, Inc.*	35,000	453,600
Eventbrite, Inc., Class A*	32,100	711,336
Liberty TripAdvisor Holdings, Inc., Class A*	35,800	228,404
QuinStreet, Inc.*	20,300	412,090
TrueCar, Inc.*	52,600	251,691
Yelp, Inc.*	37,800	1,474,200

		7,392,866

Media (0.4%)
AMC Networks, Inc., Class A*	12,900	685,764
Boston Omaha Corp., Class A*	4,800	141,888
Cardlytics, Inc.*	12,900	1,415,130
Daily Journal Corp.*	200	63,290
Emerald Holding, Inc.*	9,200	50,784
Entercom Communications Corp., Class A*	36,100	189,525
Entravision Communications Corp., Class A	5,500	22,220
EW Scripps Co. (The), Class A	21,965	423,266
Gray Television, Inc.	41,800	769,120
Hemisphere Media Group, Inc.*	2,900	33,785
iHeartMedia, Inc., Class A*	19,300	350,295
Loral Space & Communications, Inc.	6,000	226,020
Meredith Corp.*	20,100	598,578
MSG Networks, Inc., Class A*	14,600	219,584
National CineMedia, Inc.	12,200	56,364
Scholastic Corp.	13,300	400,463
Sinclair Broadcast Group, Inc., Class A	25,900	757,834
TechTarget, Inc.*	12,000	833,400
TEGNA, Inc.	102,200	1,924,426
Tribune Publishing Co.*	10,000	179,900
WideOpenWest, Inc.*	20,100	273,159

		9,614,795

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	25,100	242,466
Shenandoah Telecommunications Co.	24,728	1,206,974
Spok Holdings, Inc.	7,843	82,273

		1,531,713

Total Communication Services		32,241,833

Consumer Discretionary (15.1%)
Auto Components (0.7%)
Adient plc*	40,700	1,798,940
American Axle & Manufacturing Holdings, Inc.*	47,100	454,986
Cooper Tire & Rubber Co.	23,800	1,332,324
Dana, Inc.	69,100	1,681,203
Dorman Products, Inc.*	14,000	1,436,960
Fox Factory Holding Corp.*	19,200	2,439,552
Gentherm, Inc.*	14,300	1,059,773
Goodyear Tire & Rubber Co. (The)*	115,200	2,024,064
LCI Industries	12,700	1,679,956
Modine Manufacturing Co.*	1,000	14,770
Motorcar Parts of America, Inc.*	4,700	105,750
Patrick Industries, Inc.	9,900	841,500
Standard Motor Products, Inc.	10,800	449,064
Stoneridge, Inc.*	9,200	292,652
Visteon Corp.*	13,100	1,597,545
XPEL, Inc.(m)*	7,900	410,247

		17,619,286

Automobiles (0.2%)
Fisker, Inc.(x)*	225,290	3,879,494
Winnebago Industries, Inc.	16,200	1,242,702
Workhorse Group, Inc.(x)*	46,200	636,174

		5,758,370

Distributors (0.7%)
Core-Mark Holding Co., Inc.	27,600	1,067,844
Greenlane Holdings, Inc., Class A(x)*	5,500	29,177
Pool Corp.	43,740	15,100,798
Weyco Group, Inc.	1,700	36,771

		16,234,590

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	28,000	1,107,120
American Public Education, Inc.*	1,050	37,412
Carriage Services, Inc.	700	24,633
Chegg, Inc.*	177,341	15,191,030
Laureate Education, Inc., Class A*	48,800	663,192
OneSpaWorld Holdings Ltd.(x)*	3,300	35,145
Perdoceo Education Corp.*	29,300	350,428
Strategic Education, Inc.	10,531	967,904
Stride, Inc.*	17,700	532,947
Vivint Smart Home, Inc.*	34,800	498,336
WW International, Inc.*	21,700	678,776

		20,086,923

Hotels, Restaurants & Leisure (3.2%)
Accel Entertainment, Inc.*	3,700	40,441
Bally’s Corp.*	10,000	649,800
Biglari Holdings, Inc., Class B*	270	35,845
BJ’s Restaurants, Inc.*	10,700	621,456
Bloomin’ Brands, Inc.*	37,500	1,014,375
Bluegreen Vacations Corp.	8,100	87,318
Boyd Gaming Corp.*	39,200	2,311,232
Brinker International, Inc.*	22,200	1,577,532
Caesars Entertainment, Inc.*	78,638	6,876,893
Carrols Restaurant Group, Inc.*	1,600	9,576
Cheesecake Factory, Inc. (The)*	22,000	1,287,220
Churchill Downs, Inc.	17,000	3,866,140
Chuy’s Holdings, Inc.*	3,700	163,984
Cracker Barrel Old Country Store, Inc.	11,185	1,933,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dave & Buster’s Entertainment, Inc.*	19,800	$948,420
Del Taco Restaurants, Inc.	2,000	19,160
Denny’s Corp.*	29,712	538,085
Dine Brands Global, Inc.*	8,000	720,240
Everi Holdings, Inc.*	26,600	375,326
GAN Ltd.(x)*	13,700	249,340
Golden Entertainment, Inc.*	8,100	204,606
Hilton Grand Vacations, Inc.*	42,400	1,589,576
International Game Technology plc(x)*	49,500	794,475
Jack in the Box, Inc.	9,900	1,086,822
Lindblad Expeditions Holdings, Inc.*	1,500	28,350
Marriott Vacations Worldwide Corp.*	17,718	3,086,121
Monarch Casino & Resort, Inc.*	600	36,372
Nathan’s Famous, Inc.	200	12,618
Noodles & Co.*	8,200	84,870
Papa John’s International, Inc.	16,166	1,432,954
Penn National Gaming, Inc.*	169,911	17,813,469
Planet Fitness, Inc., Class A*	156,914	12,129,452
Red Rock Resorts, Inc., Class A*	33,000	1,075,470
Scientific Games Corp., Class A*	25,700	989,964
SeaWorld Entertainment, Inc.*	26,000	1,291,420
Shake Shack, Inc., Class A*	17,500	1,973,475
Target Hospitality Corp.(x)*	500	1,255
Texas Roadhouse, Inc.*	28,700	2,753,478
Vail Resorts, Inc.*	17,020	4,964,053
Wingstop, Inc.	15,200	1,932,984

		76,607,830

Household Durables (2.8%)
Beazer Homes USA, Inc.*	1,400	29,288
Casper Sleep, Inc.*	1,800	13,032
Cavco Industries, Inc.*	4,800	1,082,928
Century Communities, Inc.*	12,500	754,000
Ethan Allen Interiors, Inc.	1,400	38,654
GoPro, Inc., Class A*	62,600	728,664
Helen of Troy Ltd.*	10,500	2,211,930
Installed Building Products, Inc.	10,400	1,153,152
iRobot Corp.*	14,119	1,725,060
KB Home	45,300	2,107,809
La-Z-Boy, Inc.	25,600	1,087,488
Legacy Housing Corp.*	400	7,092
LGI Homes, Inc.*	11,400	1,702,134
Lifetime Brands, Inc.	500	7,345
M.D.C. Holdings, Inc.	25,502	1,514,819
M/I Homes, Inc.*	12,800	756,096
Meritage Homes Corp.*	17,900	1,645,368
NVR, Inc.*	2,640	12,436,855
Purple Innovation, Inc.*	13,900	439,935
Skyline Champion Corp.*	23,400	1,059,084
Sonos, Inc.*	52,188	1,955,484
Taylor Morrison Home Corp., Class A*	60,340	1,859,075
Tempur Sealy International, Inc.	371,176	13,570,195
TopBuild Corp.*	79,351	16,618,480
Tri Pointe Homes, Inc.*	71,275	1,451,159
Tupperware Brands Corp.*	24,900	657,609
Turtle Beach Corp.*	600	16,002
Universal Electronics, Inc.*	1,500	82,455

		66,711,192

Internet & Direct Marketing Retail (1.0%)
Duluth Holdings, Inc., Class B(x)*	1,800	30,492
Etsy, Inc.*	71,360	14,391,171
Groupon, Inc.*	10,200	515,559
Lands’ End, Inc.*	6,000	148,860
Magnite, Inc.*	48,238	2,007,183
Overstock.com, Inc.(x)*	20,600	1,364,956
PetMed Express, Inc.(x)	500	17,588
Quotient Technology, Inc.*	33,500	547,390
RealReal, Inc. (The)*	32,000	724,160
Shutterstock, Inc.	9,700	863,688
Stamps.com, Inc.*	8,200	1,635,982
Stitch Fix, Inc., Class A*	28,000	1,387,120

		23,634,149

Leisure Products (0.3%)
Acushnet Holdings Corp.	14,600	603,418
Callaway Golf Co.	47,000	1,257,250
Clarus Corp.	1,834	31,270
Johnson Outdoors, Inc., Class A	200	28,550
Malibu Boats, Inc., Class A*	9,700	772,896
MasterCraft Boat Holdings, Inc.*	300	7,977
Smith & Wesson Brands, Inc.	24,800	432,760
Sturm Ruger & Co., Inc.	8,300	548,381
Vista Outdoor, Inc.*	29,900	958,893
YETI Holdings, Inc.*	39,200	2,830,632

		7,472,027

Multiline Retail (0.2%)
Big Lots, Inc.	17,100	1,167,930
Franchise Group, Inc.	100	3,611
Macy’s, Inc.*	136,400	2,208,316

		3,379,857

Specialty Retail (4.6%)
Aaron’s Co., Inc. (The)	10,700	274,776
Abercrombie & Fitch Co., Class A*	27,200	933,232
American Eagle Outfitters, Inc.	69,100	2,020,484
America’s Car-Mart, Inc.*	2,800	426,636
Asbury Automotive Group, Inc.*	8,900	1,748,850
At Home Group, Inc.*	22,700	651,490
Bed Bath & Beyond, Inc.*	63,400	1,848,110
Boot Barn Holdings, Inc.*	13,000	810,030
Buckle, Inc. (The)	11,600	455,648
Camping World Holdings, Inc., Class A	16,900	614,822
Cato Corp. (The), Class A*	5,700	68,400
Children’s Place, Inc. (The)*	6,400	446,080
Citi Trends, Inc.*	4,300	360,254
Conn’s, Inc.*	1,400	27,230
Designer Brands, Inc., Class A*	26,900	468,060
Five Below, Inc.*	87,411	16,677,145
Floor & Decor Holdings, Inc., Class A*	191,670	18,300,651
GameStop Corp., Class A(x)*	25,000	4,745,500
Group 1 Automotive, Inc.	8,500	1,341,215
GrowGeneration Corp.(x)*	17,300	859,637
Guess?, Inc.	12,900	303,150
Hibbett Sports, Inc.*	7,600	523,564
Lithia Motors, Inc., Class A	53,610	20,912,725
Lumber Liquidators Holdings, Inc.*	1,000	25,120
MarineMax, Inc.*	9,400	463,984
Michaels Cos., Inc. (The)*	47,600	1,044,344
Monro, Inc.	14,850	977,130
Murphy USA, Inc.	11,800	1,705,808
National Vision Holdings, Inc.*	401,577	17,601,120
ODP Corp. (The)*	28,890	1,250,648
OneWater Marine, Inc., Class A*	400	15,984
Rent-A-Center, Inc.	22,700	1,308,882
RH*	6,808	4,061,653
Sally Beauty Holdings, Inc.*	57,800	1,163,514
Signet Jewelers Ltd.*	27,800	1,611,844
Sleep Number Corp.*	11,800	1,693,182
Sonic Automotive, Inc., Class A	12,200	604,754
Urban Outfitters, Inc.*	34,400	1,279,336
Winmark Corp.	200	37,286
Zumiez, Inc.*	10,600	454,740

		110,117,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	30,600	$2,461,770
Deckers Outdoor Corp.*	12,800	4,229,376
G-III Apparel Group Ltd.*	24,000	723,360
Kontoor Brands, Inc.	24,900	1,208,397
Movado Group, Inc.	700	19,915
Oxford Industries, Inc.	7,600	664,392
Steven Madden Ltd.	43,893	1,635,453
Wolverine World Wide, Inc.	42,700	1,636,264

		12,578,927

Total Consumer Discretionary		360,200,169

Consumer Staples (3.0%)
Beverages (0.2%)
Celsius Holdings, Inc.*	20,800	999,440
Coca-Cola Consolidated, Inc.	2,600	750,828
MGP Ingredients, Inc.	4,200	248,430
National Beverage Corp.(x)	10,800	528,228
Primo Water Corp.	77,900	1,266,654

		3,793,580

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	13,600	372,368
BJ’s Wholesale Club Holdings, Inc.*	58,740	2,635,076
Casey’s General Stores, Inc.	52,670	11,386,727
Chefs’ Warehouse, Inc. (The)*	14,200	432,532
Grocery Outlet Holding Corp.*	111,475	4,112,313
HF Foods Group, Inc.(x)*	9,600	69,312
Ingles Markets, Inc., Class A	6,200	382,230
Performance Food Group Co.*	57,200	3,295,292
PriceSmart, Inc.	12,700	1,228,725
Rite Aid Corp.(x)*	25,800	527,868
United Natural Foods, Inc.*	24,500	807,030
Village Super Market, Inc., Class A	1,000	23,570

		25,273,043

Food Products (1.3%)
Alico, Inc.	200	5,972
B&G Foods, Inc.(x)	36,100	1,121,266
Bridgford Foods Corp.*	100	1,550
Calavo Growers, Inc.	8,400	652,176
Cal-Maine Foods, Inc.*	18,200	699,244
Darling Ingredients, Inc.*	69,022	5,078,639
Fresh Del Monte Produce, Inc.	12,400	355,012
Freshpet, Inc.*	112,606	17,882,959
Hostess Brands, Inc.*	57,800	828,852
J & J Snack Foods Corp.	6,900	1,083,507
Lancaster Colony Corp.	9,700	1,700,992
Landec Corp.*	4,800	50,880
Limoneira Co.	2,700	47,250
Sanderson Farms, Inc.	9,800	1,526,644
Seneca Foods Corp., Class A*	100	4,709
Simply Good Foods Co. (The)*	40,700	1,238,094

		32,277,746

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	1,001,477
Oil-Dri Corp. of America	900	30,996
WD-40 Co.	7,000	2,143,260

		3,175,733

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	18,505	436,903
Edgewell Personal Care Co.	25,400	1,005,840
elf Beauty, Inc.*	15,200	407,816
Inter Parfums, Inc.	8,400	595,812
Lifevantage Corp.*	1,600	14,960
Medifast, Inc.	5,100	1,080,282
Nature’s Sunshine Products, Inc.	5,500	109,780
USANA Health Sciences, Inc.*	7,400	722,240

		4,373,633

Tobacco (0.1%)
Universal Corp.	12,000	707,880
Vector Group Ltd.	60,794	848,076

		1,555,956

Total Consumer Staples		70,449,691

Energy (1.6%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	62,200	590,278
Bristow Group, Inc.*	433	11,206
Cactus, Inc., Class A	24,400	747,128
ChampionX Corp.*	92,600	2,012,198
DMC Global, Inc.*	6,500	352,690
Dril-Quip, Inc.*	18,400	611,432
Exterran Corp.*	11,400	38,304
Frank’s International NV*	66,200	235,010
Helix Energy Solutions Group, Inc.*	45,900	231,795
Liberty Oilfield Services, Inc., Class A*	30,100	339,829
National Energy Services Reunited Corp.*	14,900	184,313
Newpark Resources, Inc.*	19,900	62,486
NexTier Oilfield Solutions, Inc.*	65,892	245,118
Oceaneering International, Inc.*	46,600	532,172
Oil States International, Inc.*	8,400	50,652
Patterson-UTI Energy, Inc.	91,300	650,969
ProPetro Holding Corp.*	32,600	347,516
RPC, Inc.*	50,900	274,860
Select Energy Services, Inc., Class A*	21,800	108,564
Solaris Oilfield Infrastructure, Inc., Class A	23,400	287,118
Tidewater, Inc.*	25,450	318,889
Transocean Ltd.(x)*	282,100	1,001,455
US Silica Holdings, Inc.*	33,200	408,028

		9,642,010

Oil, Gas & Consumable Fuels (1.2%)
Antero Resources Corp.*	120,900	1,233,180
Arch Resources, Inc.*	6,600	274,560
Ardmore Shipping Corp.*	2,700	12,258
Berry Corp.	11,300	62,263
Bonanza Creek Energy, Inc.*	9,900	353,727
Brigham Minerals, Inc., Class A	2,000	29,280
Clean Energy Fuels Corp.*	76,500	1,051,110
CNX Resources Corp.*	109,700	1,612,590
Comstock Resources, Inc.*	1,800	9,972
CONSOL Energy, Inc.*	4,500	43,740
Contango Oil & Gas Co.(x)*	7,800	30,420
CVR Energy, Inc.	13,900	266,602
Delek US Holdings, Inc.	36,623	797,649
DHT Holdings, Inc.	11,900	70,567
Diamond S Shipping, Inc., Class S*	12,200	122,366
Dorian LPG Ltd.*	21,115	277,240
Evolution Petroleum Corp.	6,400	21,632
Falcon Minerals Corp.	700	3,143
Frontline Ltd.(x)	58,800	420,420
Golar LNG Ltd.*	46,400	474,672
Green Plains, Inc.*	17,900	484,553
International Seaways, Inc.	1,100	21,318
Kosmos Energy Ltd.*	200,900	616,763
Magnolia Oil & Gas Corp., Class A*	46,900	538,412
Matador Resources Co.	296,860	6,961,367
NACCO Industries, Inc., Class A	200	4,990
NextDecade Corp.*	400	1,068
Nordic American Tankers Ltd.(x)	27,000	87,750
Overseas Shipholding Group, Inc., Class A*	9,200	18,952
Ovintiv, Inc.	114,300	2,722,626
Par Pacific Holdings, Inc.*	19,700	278,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PBF Energy, Inc., Class A*	43,200	$611,280
PDC Energy, Inc.*	48,211	1,658,458
Range Resources Corp.*	106,700	1,102,211
Renewable Energy Group, Inc.*	19,500	1,287,780
REX American Resources Corp.*	2,300	193,591
Scorpio Tankers, Inc.(x)	22,100	407,966
SFL Corp. Ltd.	37,200	298,344
SM Energy Co.	52,000	851,240
Southwestern Energy Co.*	279,192	1,298,243
Talos Energy, Inc.*	21,600	260,064
W&T Offshore, Inc.(x)*	23,500	84,365
World Fuel Services Corp.	31,600	1,112,320

		28,069,216

Total Energy		37,711,226

Financials (10.5%)
Banks (5.2%)
1st Constitution Bancorp	500	8,805
1st Source Corp.	1,835	87,309
ACNB Corp.	1,300	38,090
Allegiance Bancshares, Inc.	1,000	40,540
Altabancorp	1,800	75,672
Amalgamated Financial Corp.	6,500	107,835
Amerant Bancorp, Inc.*	5,000	92,850
American National Bankshares, Inc.	4,400	145,508
Ameris Bancorp	30,420	1,597,354
Ames National Corp.	5,860	149,899
Arrow Financial Corp.	3,480	115,919
Atlantic Capital Bancshares, Inc.*	3,000	72,300
Atlantic Union Bankshares Corp.	41,744	1,601,300
Banc of California, Inc.	20,000	361,600
BancFirst Corp.	8,200	579,658
Bancorp, Inc. (The)*	23,500	486,920
BancorpSouth Bank	45,400	1,474,592
Bank First Corp.(x)	1,400	104,986
Bank of Commerce Holdings	3,900	49,725
Bank of Marin Bancorp	2,080	81,453
Bank of NT Butterfield & Son Ltd. (The)	26,100	997,542
Bank of Princeton (The)	800	22,896
Bank7 Corp.	1,300	22,893
BankFinancial Corp.	11,400	117,648
BankUnited, Inc.	45,700	2,008,515
Bankwell Financial Group, Inc.	1,400	37,730
Banner Corp.	19,900	1,061,267
Bar Harbor Bankshares	2,300	67,666
BayCom Corp.*	2,300	41,446
BCB Bancorp, Inc.	3,700	51,060
Berkshire Hills Bancorp, Inc.	12,900	287,928
Boston Private Financial Holdings, Inc.	37,510	499,633
Brookline Bancorp, Inc.	33,856	507,840
Bryn Mawr Bank Corp.	8,600	391,386
Business First Bancshares, Inc.	2,500	59,825
Byline Bancorp, Inc.	5,200	109,980
C&F Financial Corp.	800	35,432
Cadence Bancorp	63,051	1,307,047
California Bancorp, Inc.*	1,200	21,372
Cambridge Bancorp	1,200	101,184
Camden National Corp.	5,525	264,426
Capital Bancorp, Inc.*	600	11,574
Capital City Bank Group, Inc.	6,200	161,324
Capstar Financial Holdings, Inc.	3,800	65,550
Carter Bankshares, Inc.*	6,000	83,760
Cathay General Bancorp	37,801	1,541,525
CB Financial Services, Inc.	100	2,213
CBTX, Inc.	3,300	101,376
Central Pacific Financial Corp.	3,200	85,376
Central Valley Community Bancorp	3,200	58,912
Century Bancorp, Inc., Class A	500	46,655
Chemung Financial Corp.	900	37,638
ChoiceOne Financial Services, Inc.	800	19,240
CIT Group, Inc.	49,200	2,534,292
Citizens & Northern Corp.	5,400	128,412
Citizens Holding Co.(x)	400	7,960
City Holding Co.	7,300	596,994
Civista Bancshares, Inc.	4,200	96,348
CNB Financial Corp.	4,440	109,268
Coastal Financial Corp.*	1,300	34,086
Codorus Valley Bancorp, Inc.	1,928	35,494
Colony Bankcorp, Inc.	1,700	26,520
Columbia Banking System, Inc.	33,075	1,425,202
Community Bank System, Inc.	27,296	2,094,149
Community Bankers Trust Corp.	5,200	45,864
Community Financial Corp. (The)	900	30,825
Community Trust Bancorp, Inc.	1,200	52,836
ConnectOne Bancorp, Inc.	16,200	410,670
County Bancorp, Inc.(x)	100	2,397
CrossFirst Bankshares, Inc.*	8,600	118,594
Customers Bancorp, Inc.*	10,800	343,656
CVB Financial Corp.	62,000	1,369,580
Dime Community Bancshares, Inc.	15,719	473,771
Eagle Bancorp, Inc.	17,930	954,055
Eastern Bankshares, Inc.	77,980	1,504,234
Enterprise Bancorp, Inc.	1,700	55,284
Enterprise Financial Services Corp.	15,490	765,826
Equity Bancshares, Inc., Class A*	3,800	104,120
Esquire Financial Holdings, Inc.*	1,000	22,810
Evans Bancorp, Inc.	900	30,501
Farmers & Merchants Bancorp, Inc.	1,700	42,738
Farmers National Banc Corp.	7,500	125,250
FB Financial Corp.	16,444	731,100
Fidelity D&D Bancorp, Inc.(x)	600	36,900
Financial Institutions, Inc.	2,700	81,783
First Bancorp (Nasdaq Stock Exchange)	17,188	747,678
First Bancorp (Quotrix Stock Exchange)	100,800	1,135,008
First Bancorp, Inc. (The)	4,040	117,928
First Bancshares, Inc. (The)	2,500	91,525
First Bank	1,900	23,123
First Busey Corp.	26,331	675,390
First Business Financial Services, Inc.	1,700	42,041
First Capital, Inc.(x)	700	34,097
First Choice Bancorp	1,700	41,327
First Commonwealth Financial Corp.	59,700	857,889
First Community Bankshares, Inc.	4,900	146,951
First Community Corp.	200	3,990
First Financial Bancorp	48,365	1,160,760
First Financial Bankshares, Inc.	62,200	2,906,606
First Financial Corp.	1,600	72,016
First Foundation, Inc.	11,200	262,752
First Guaranty Bancshares, Inc.	960	17,194
First Internet Bancorp	2,700	95,121
First Interstate BancSystem, Inc., Class A	21,189	975,542
First Merchants Corp.	28,627	1,331,156
First Mid Bancshares, Inc.	2,500	109,825
First Midwest Bancorp, Inc.	49,600	1,086,736
First Northwest Bancorp	900	14,958
First of Long Island Corp. (The)	5,400	114,750
First United Corp.	300	5,286
First Western Financial, Inc.*	300	7,503
Flushing Financial Corp.	5,250	111,458
FNCB Bancorp, Inc.	2,700	20,358
Franklin Financial Services Corp.	1,200	37,416
Fulton Financial Corp.	81,500	1,387,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
FVCBankcorp, Inc.*	2,900	$50,228
German American Bancorp, Inc.	16,050	741,831
Glacier Bancorp, Inc.	41,730	2,381,948
Great Southern Bancorp, Inc.	1,300	73,671
Great Western Bancorp, Inc.	30,800	932,932
Guaranty Bancshares, Inc.	2,090	76,808
Hancock Whitney Corp.	44,002	1,848,524
Hanmi Financial Corp.	3,738	73,751
HarborOne Bancorp, Inc.	4,915	66,205
Hawthorn Bancshares, Inc.	952	20,268
HBT Financial, Inc.	1,900	32,528
Heartland Financial USA, Inc.	17,055	857,184
Heritage Commerce Corp.	1,700	20,774
Heritage Financial Corp.	17,866	504,536
Hilltop Holdings, Inc.	34,099	1,163,799
Home BancShares, Inc.	75,875	2,052,419
HomeTrust Bancshares, Inc.	5,400	131,490
Hope Bancorp, Inc.	66,285	998,252
Horizon Bancorp, Inc.	4,400	81,752
Howard Bancorp, Inc.*	5,400	88,776
Independent Bank Corp./MA	14,123	1,189,015
Independent Bank Corp./MI	3,000	70,920
Independent Bank Group, Inc.	18,230	1,316,935
International Bancshares Corp.	28,700	1,332,254
Investar Holding Corp.	2,200	45,210
Investors Bancorp, Inc.	103,072	1,514,128
Lakeland Bancorp, Inc.	20,910	364,461
Lakeland Financial Corp.	10,455	723,381
Landmark Bancorp, Inc.(x)	435	11,493
LCNB Corp.	2,800	49,000
Level One Bancorp, Inc.	200	5,156
Limestone Bancorp, Inc.*	200	3,170
Live Oak Bancshares, Inc.	12,400	849,276
Macatawa Bank Corp.	6,700	66,665
Mackinac Financial Corp.	1,700	23,834
MainStreet Bancshares, Inc.*	1,400	29,064
Mercantile Bank Corp.	3,300	107,151
Metrocity Bankshares, Inc.	3,200	49,216
Metropolitan Bank Holding Corp.*	100	5,036
Mid Penn Bancorp, Inc.	1,600	42,896
Midland States Bancorp, Inc.	1,800	49,932
MidWestOne Financial Group, Inc.	2,100	65,037
MVB Financial Corp.	800	27,040
National Bank Holdings Corp., Class A	19,800	785,664
National Bankshares, Inc.	2,200	78,122
NBT Bancorp, Inc.	24,195	965,381
Nicolet Bankshares, Inc.*	700	58,422
Northeast Bank	1,800	47,502
Northrim BanCorp, Inc.	900	38,259
Norwood Financial Corp.	800	21,288
OceanFirst Financial Corp.	24,343	582,771
OFG Bancorp	26,100	590,382
Ohio Valley Banc Corp.	500	12,140
Old National Bancorp	80,280	1,552,615
Old Second Bancorp, Inc.	10,800	142,668
Origin Bancorp, Inc.	8,200	347,762
Orrstown Financial Services, Inc.	2,000	44,600
Pacific Premier Bancorp, Inc.	38,550	1,674,612
Park National Corp.	6,450	833,985
Parke Bancorp, Inc.	2,731	54,593
Partners Bancorp(x)	800	5,848
PCB Bancorp	2,400	36,000
Peapack-Gladstone Financial Corp.	4,100	126,608
Penns Woods Bancorp, Inc.	2,210	53,239
Peoples Bancorp of North Carolina, Inc.	330	7,801
Peoples Bancorp, Inc.	2,700	89,559
Peoples Financial Services Corp.	1,000	42,240
Pinnacle Financial Partners, Inc.	77,550	6,875,583
Plumas Bancorp(x)	300	8,775
Preferred Bank	6,000	382,080
Premier Financial Bancorp, Inc.	3,300	61,347
Primis Financial Corp.	4,000	58,160
Professional Holding Corp., Class A*	2,000	36,740
QCR Holdings, Inc.	700	33,054
RBB Bancorp	3,500	70,945
Red River Bancshares, Inc.	900	50,409
Reliant Bancorp, Inc.	1,100	31,592
Renasant Corp.	26,500	1,096,570
Republic Bancorp, Inc., Class A	2,600	115,154
Republic First Bancorp, Inc.*	3,700	13,949
Richmond Mutual BanCorp, Inc.	1,200	16,272
S&T Bancorp, Inc.	21,059	705,477
Sandy Spring Bancorp, Inc.	22,941	996,328
SB Financial Group, Inc.	300	5,478
Seacoast Banking Corp. of Florida*	27,000	978,480
Select Bancorp, Inc.*	4,300	47,601
ServisFirst Bancshares, Inc.	24,400	1,496,452
Shore Bancshares, Inc.	1,500	25,530
Sierra Bancorp	4,300	115,240
Silvergate Capital Corp., Class A*	7,300	1,037,841
Simmons First National Corp., Class A	48,718	1,445,463
SmartFinancial, Inc.	1,500	32,475
South Plains Financial, Inc.	1,500	34,080
South State Corp.	33,750	2,649,712
Southern First Bancshares, Inc.*	1,500	70,320
Southside Bancshares, Inc.	14,736	567,483
Spirit of Texas Bancshares, Inc.	3,400	75,854
Stock Yards Bancorp, Inc.	12,150	620,379
Summit Financial Group, Inc.	2,200	58,410
SVB Financial Group*	27,106	13,381,148
Texas Capital Bancshares, Inc.*	25,200	1,787,184
Tompkins Financial Corp.	7,351	607,928
Towne Bank	29,009	881,874
TriCo Bancshares	10,782	510,743
TriState Capital Holdings, Inc.*	2,700	62,262
Triumph Bancorp, Inc.*	12,700	982,853
Trustmark Corp.	34,720	1,168,675
UMB Financial Corp.	19,060	1,759,810
United Bankshares, Inc.	61,102	2,357,315
United Community Banks, Inc.	36,600	1,248,792
United Security Bancshares	2,400	19,656
Unity Bancorp, Inc.	600	13,200
Univest Financial Corp.	1,738	49,689
Valley National Bancorp	173,977	2,390,444
Veritex Holdings, Inc.	24,420	799,022
Washington Trust Bancorp, Inc.	7,500	387,225
WesBanco, Inc.	31,975	1,153,019
West BanCorp, Inc.	5,800	139,722
Westamerica Bancorp	13,500	847,530

		124,219,353

Capital Markets (1.6%)
Ares Management Corp.	281,491	15,771,941
Artisan Partners Asset Management, Inc., Class A	27,100	1,413,807
AssetMark Financial Holdings, Inc.*	800	18,672
Associated Capital Group, Inc., Class A	2,930	105,070
B Riley Financial, Inc.	8,600	484,868
BGC Partners, Inc., Class A	151,900	733,677
Blucora, Inc.*	10,700	178,048
Brightsphere Investment Group, Inc.	40,100	817,238
Cohen & Steers, Inc.	11,366	742,541
Cowen, Inc., Class A	11,500	404,225
Diamond Hill Investment Group, Inc.	100	15,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Donnelley Financial Solutions, Inc.*	300	$8,349
Federated Hermes, Inc., Class B	45,700	1,430,410
Focus Financial Partners, Inc., Class A*	13,827	575,480
GAMCO Investors, Inc., Class A	4,630	85,886
Greenhill & Co., Inc.	2,900	47,792
Hamilton Lane, Inc., Class A	14,800	1,310,688
Houlihan Lokey, Inc.	25,100	1,669,401
Moelis & Co., Class A	25,500	1,399,440
Piper Sandler Cos	8,000	877,200
PJT Partners, Inc., Class A	70,750	4,786,237
Pzena Investment Management, Inc., Class A	9,900	104,247
Safeguard Scientifics, Inc.*	6,230	42,489
Silvercrest Asset Management Group, Inc., Class A	900	12,942
Stifel Financial Corp.	43,687	2,798,589
StoneX Group, Inc.*	10,900	712,642
Virtus Investment Partners, Inc.	3,395	799,522
Waddell & Reed Financial, Inc., Class A	26,300	658,815
Westwood Holdings Group, Inc.	3,300	47,718
WisdomTree Investments, Inc.	59,700	373,125

		38,426,660

Consumer Finance (0.4%)
Encore Capital Group, Inc.*	17,050	685,921
Enova International, Inc.*	16,700	592,516
EZCORP, Inc., Class A*	1,100	5,467
FirstCash, Inc.	20,304	1,333,364
Green Dot Corp., Class A*	25,200	1,153,908
LendingClub Corp.*	31,500	520,380
Navient Corp.	95,400	1,365,174
Nelnet, Inc., Class A	10,450	760,133
Oportun Financial Corp.*	2,900	60,059
PRA Group, Inc.*	26,460	980,872
PROG Holdings, Inc.	34,300	1,484,847
Regional Management Corp.	3,300	114,378

		9,057,019

Diversified Financial Services (0.1%)
Alerus Financial Corp.	800	23,824
Banco Latinoamericano de Comercio Exterior SA, Class E	3,720	56,284
Cannae Holdings, Inc.*	42,200	1,671,964
GWG Holdings, Inc.*	800	5,592
Marlin Business Services Corp.	10,000	136,400
SWK Holdings Corp.*	500	7,270

		1,901,334

Insurance (1.7%)
Ambac Financial Group, Inc.*	3,500	58,590
American Equity Investment Life Holding Co.	47,380	1,493,891
AMERISAFE, Inc.	8,790	562,560
Argo Group International Holdings Ltd.	16,910	850,911
BRP Group, Inc., Class A*	16,500	449,625
Citizens, Inc.(x)*	19,900	115,221
CNO Financial Group, Inc.	69,400	1,685,726
Crawford & Co., Class A	4,100	43,665
Donegal Group, Inc., Class A	5,700	84,702
eHealth, Inc.*	12,700	923,671
Employers Holdings, Inc.	18,300	787,998
Enstar Group Ltd.*	5,950	1,468,044
FedNat Holding Co.	4,300	19,909
Genworth Financial, Inc., Class A*	262,800	872,496
Goosehead Insurance, Inc., Class A	74,215	7,954,364
Greenlight Capital Re Ltd., Class A(x)*	10,616	92,359
Heritage Insurance Holdings, Inc.	2,700	29,916
Horace Mann Educators Corp.	18,310	791,175
Independence Holding Co.	1,400	55,790
Investors Title Co.	200	33,200
James River Group Holdings Ltd.	14,500	661,490
Kinsale Capital Group, Inc.	73,644	12,136,531
National Western Life Group, Inc., Class A	330	82,170
NI Holdings, Inc.*	4,300	79,464
Palomar Holdings, Inc.*	11,600	777,664
ProAssurance Corp.	25,000	669,000
ProSight Global, Inc.*	800	10,080
Protective Insurance Corp., Class B	2,187	50,017
RLI Corp.	19,700	2,197,929
Safety Insurance Group, Inc.	8,350	703,487
Selective Insurance Group, Inc.	28,840	2,092,054
Selectquote, Inc.*	56,679	1,672,597
SiriusPoint Ltd.*	21,300	216,621
State Auto Financial Corp.	2,100	41,391
Stewart Information Services Corp.	12,600	655,578
Tiptree, Inc.	3,200	28,640
Trean Insurance Group, Inc.*	200	3,230
Trupanion, Inc.*	15,000	1,143,150
United Fire Group, Inc.	1,000	34,800
United Insurance Holdings Corp.	5,400	38,934
Universal Insurance Holdings, Inc.	800	11,472

		41,680,112

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	985,555
Arbor Realty Trust, Inc. (REIT)	51,400	817,260
Arlington Asset Investment Corp. (REIT), Class A*	30,100	121,604
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	68,700	2,129,700
Broadmark Realty Capital, Inc. (REIT)	64,100	670,486
Cherry Hill Mortgage Investment Corp. (REIT)	3,193	29,823
Chimera Investment Corp. (REIT)	95,600	1,214,120
Colony Credit Real Estate, Inc. (REIT)	3,100	26,412
Ellington Financial, Inc. (REIT)	2,000	32,020
Ellington Residential Mortgage REIT (REIT)	900	11,079
Granite Point Mortgage Trust, Inc. (REIT)	900	10,773
Great Ajax Corp. (REIT)	10,855	118,319
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,913,010
Invesco Mortgage Capital, Inc. (REIT)(x)	99,700	399,797
Ladder Capital Corp. (REIT)	54,887	647,667
MFA Financial, Inc. (REIT)	226,100	920,227
New York Mortgage Trust, Inc. (REIT)	170,600	762,582
PennyMac Mortgage Investment Trust (REIT)	58,563	1,147,835
Redwood Trust, Inc. (REIT)	57,300	596,493
Two Harbors Investment Corp. (REIT)	136,500	1,000,545

		13,555,307

Thrifts & Mortgage Finance (0.9%)
Axos Financial, Inc.*	27,000	1,269,270
Bogota Financial Corp.(x)*	100	1,026
Bridgewater Bancshares, Inc.*	2,700	43,605
Capitol Federal Financial, Inc.	60,600	802,647
Columbia Financial, Inc.*	8,500	148,580
ESSA Bancorp, Inc.	2,600	41,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Essent Group Ltd.	53,300	$2,531,217
Federal Agricultural Mortgage Corp., Class C	4,000	402,880
Flagstar Bancorp, Inc.	25,100	1,132,010
FS Bancorp, Inc.	1,000	67,200
Hingham Institution For Savings (The)	100	28,376
Home Bancorp, Inc.	1,800	64,890
HomeStreet, Inc.	6,800	299,676
Kearny Financial Corp.	53,184	642,463
Luther Burbank Corp.	12,300	145,509
Merchants Bancorp	2,500	104,850
Meridian Bancorp, Inc.	17,900	329,718
Meta Financial Group, Inc.	17,100	774,801
MMA Capital Holdings, Inc.*	900	20,529
Mr Cooper Group, Inc.*	35,361	1,229,148
NMI Holdings, Inc., Class A*	40,300	952,692
Northfield Bancorp, Inc.	5,058	80,523
Northwest Bancshares, Inc.	55,870	807,322
OP Bancorp	1,300	13,676
PCSB Financial Corp.	4,300	71,423
PDL Community Bancorp*	1,200	13,332
PennyMac Financial Services, Inc.	23,100	1,544,697
Pioneer Bancorp, Inc.*	500	5,825
Premier Financial Corp.	14,994	498,700
Provident Bancorp, Inc.	2,908	41,875
Provident Financial Holdings, Inc.	700	11,830
Provident Financial Services, Inc.	36,756	818,924
Prudential Bancorp, Inc.	2,200	32,472
Radian Group, Inc.	98,666	2,293,985
Riverview Bancorp, Inc.	6,100	42,273
Southern Missouri Bancorp, Inc.	1,800	70,956
Standard AVB Financial Corp.	300	9,795
Sterling Bancorp, Inc.*	7,600	43,016
Territorial Bancorp, Inc.	3,900	103,194
Timberland Bancorp, Inc.	1,200	33,372
TrustCo Bank Corp.	8,800	64,856
Walker & Dunlop, Inc.	14,500	1,489,730
Washington Federal, Inc.	34,900	1,074,920
Waterstone Financial, Inc.	3,800	77,596
Western New England Bancorp, Inc.	5,700	48,051
WSFS Financial Corp.	23,171	1,153,684

		21,478,714

Total Financials		250,318,499

Health Care (21.3%)
Biotechnology (9.7%)
89bio, Inc.*	6,000	142,080
Abeona Therapeutics, Inc.*	47,900	90,052
ADC Therapeutics SA(x)*	204,922	5,002,146
Adverum Biotechnologies, Inc.*	36,400	358,904
Aeglea BioTherapeutics, Inc.*	14,100	111,672
Affimed NV*	48,400	382,844
Agenus, Inc.*	49,600	134,912
Akero Therapeutics, Inc.*	3,900	113,139
Akouos, Inc.(x)*	3,200	44,384
Albireo Pharma, Inc.*	5,100	179,775
Alector, Inc.*	17,100	344,394
Allakos, Inc.*	12,100	1,388,838
Allogene Therapeutics, Inc.*	196,160	6,924,448
Allovir, Inc.*	5,800	135,720
ALX Oncology Holdings, Inc.*	7,500	553,050
Amicus Therapeutics, Inc.*	130,500	1,289,340
AnaptysBio, Inc.*	6,800	146,540
Anika Therapeutics, Inc.*	3,700	150,923
Annexon, Inc.*	3,600	100,224
Apellis Pharmaceuticals, Inc.*	28,500	1,222,935
Applied Genetic Technologies Corp.(x)*	4,200	21,294
Applied Molecular Transport, Inc.(x)*	9,500	418,095
Applied Therapeutics, Inc.(x)*	5,300	99,401
Aprea Therapeutics, Inc.*	5,000	25,500
Aptinyx, Inc.*	3,200	9,600
Arcturus Therapeutics Holdings, Inc.(x)*	10,200	421,260
Arcus Biosciences, Inc.*	14,700	412,776
Arcutis Biotherapeutics, Inc.*	4,200	121,506
Ardelyx, Inc.*	18,700	123,794
Arena Pharmaceuticals, Inc.*	92,874	6,444,527
Arrowhead Pharmaceuticals, Inc.*	170,030	11,274,689
Ascendis Pharma A/S (ADR)*	36,282	4,676,024
Assembly Biosciences, Inc.*	11,200	51,520
Atara Biotherapeutics, Inc.*	29,500	423,620
Athenex, Inc.(x)*	37,800	162,540
Athersys, Inc.(x)*	43,000	77,400
Atreca, Inc., Class A*	10,400	159,432
AVEO Pharmaceuticals, Inc.(x)*	12,500	91,500
Avid Bioservices, Inc.*	24,500	446,635
Avidity Biosciences, Inc.*	3,700	80,697
Avrobio, Inc.*	11,100	140,859
Axcella Health, Inc.*	2,400	11,424
Beam Therapeutics, Inc.(x)*	17,300	1,384,692
Beyondspring, Inc.(x)*	9,000	99,630
BioCryst Pharmaceuticals, Inc.(x)*	77,400	787,158
Biohaven Pharmaceutical Holding Co. Ltd.*	117,155	8,007,544
Black Diamond Therapeutics, Inc.*	5,100	123,726
Blueprint Medicines Corp.*	113,506	11,036,188
BrainStorm Cell Therapeutics, Inc.(x)*	16,300	62,429
Bridgebio Pharma, Inc.*	45,576	2,807,482
Cabaletta Bio, Inc.*	3,300	36,630
Calithera Biosciences, Inc.*	32,600	78,892
Calyxt, Inc.(x)*	10,900	65,618
CareDx, Inc.*	23,500	1,600,115
CASI Pharmaceuticals, Inc.*	15,200	36,480
Catalyst Biosciences, Inc.*	4,800	24,192
Catalyst Pharmaceuticals, Inc.*	42,700	196,847
Centogene NV*	600	7,278
Checkpoint Therapeutics, Inc.(x)*	1,700	5,338
ChemoCentryx, Inc.*	22,200	1,137,528
Chimerix, Inc.*	29,100	280,524
Chinook Therapeutics, Inc.*	9,340	145,144
Cidara Therapeutics, Inc.(x)*	2,000	5,320
Clovis Oncology, Inc.(x)*	28,400	199,368
Coherus Biosciences, Inc.*	318,725	4,656,572
Concert Pharmaceuticals, Inc.*	15,800	78,842
Constellation Pharmaceuticals, Inc.*	13,500	315,765
ContraFect Corp.(x)*	5,200	24,960
Cortexyme, Inc.(x)*	1,400	50,442
Crinetics Pharmaceuticals, Inc.*	10,500	160,440
Cue Biopharma, Inc.*	8,000	97,600
Cyclerion Therapeutics, Inc.*	17,980	50,164
Cytokinetics, Inc.*	32,500	755,950
CytomX Therapeutics, Inc.*	5,100	39,423
Deciphera Pharmaceuticals, Inc.*	156,557	7,020,016
Denali Therapeutics, Inc.*	31,300	1,787,230
DermTech, Inc.(x)*	100	5,079
Dicerna Pharmaceuticals, Inc.*	32,400	828,468
Dyadic International, Inc.(x)*	7,500	41,175
Dynavax Technologies Corp.(x)*	47,500	466,925
Eagle Pharmaceuticals, Inc.*	2,300	96,002
Editas Medicine, Inc.*	27,600	1,159,200
Eiger BioPharmaceuticals, Inc.*	18,500	163,725
Emergent BioSolutions, Inc.*	20,700	1,923,237
Enanta Pharmaceuticals, Inc.*	7,900	389,628
Enochian Biosciences, Inc.(x)*	14,300	50,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Epizyme, Inc.*	42,900	$373,659
Esperion Therapeutics, Inc.(x)*	7,000	196,350
Evelo Biosciences, Inc.(x)*	5,500	58,850
Exicure, Inc.*	8,600	18,748
Fate Therapeutics, Inc.*	34,500	2,844,525
Fennec Pharmaceuticals, Inc.(x)*	800	4,968
FibroGen, Inc.*	42,600	1,478,646
Five Prime Therapeutics, Inc.*	13,700	516,079
Flexion Therapeutics, Inc.(x)*	13,000	116,350
Forma Therapeutics Holdings, Inc.*	13,000	364,260
Fortress Biotech, Inc.*	18,800	66,364
Frequency Therapeutics, Inc.(x)*	14,000	133,000
G1 Therapeutics, Inc.*	15,200	365,712
Galectin Therapeutics, Inc.(x)*	10,000	21,700
Galera Therapeutics, Inc.*	600	5,292
Generation Bio Co.*	17,478	497,424
Genprex, Inc.(x)*	20,500	88,355
Geron Corp.(x)*	80,200	126,716
GlycoMimetics, Inc.*	35,700	107,457
Gossamer Bio, Inc.*	12,200	112,850
Gritstone Oncology, Inc.(x)*	9,200	86,756
Halozyme Therapeutics, Inc.*	59,400	2,476,386
Harpoon Therapeutics, Inc.*	7,000	146,440
Heron Therapeutics, Inc.*	43,700	708,377
Homology Medicines, Inc.*	15,700	147,737
Hookipa Pharma, Inc.*	4,100	55,145
iBio, Inc.*	2,200	3,388
Ideaya Biosciences, Inc.*	8,000	188,000
IGM Biosciences, Inc.(x)*	3,300	253,077
ImmunityBio, Inc.(x)*	11,300	268,262
ImmunoGen, Inc.*	106,300	861,030
Inovio Pharmaceuticals, Inc.(x)*	71,700	665,376
Inozyme Pharma, Inc.(x)*	1,400	27,720
Insmed, Inc.*	50,400	1,716,624
Instil Bio, Inc.*	243,027	6,095,117
Intellia Therapeutics, Inc.*	140,120	11,245,331
Invitae Corp.(x)*	57,500	2,197,075
Iovance Biotherapeutics, Inc.*	210,220	6,655,565
Ironwood Pharmaceuticals, Inc.*	72,800	813,904
iTeos Therapeutics, Inc.*	2,500	85,450
IVERIC bio, Inc.*	28,600	176,748
Jounce Therapeutics, Inc.*	29,300	300,911
Kadmon Holdings, Inc.*	31,200	121,368
Karuna Therapeutics, Inc.*	7,700	925,771
Karyopharm Therapeutics, Inc.(x)*	43,400	456,568
Keros Therapeutics, Inc.*	5,200	320,060
Kezar Life Sciences, Inc.*	32,400	193,104
Kindred Biosciences, Inc.*	21,600	107,352
Kiniksa Pharmaceuticals Ltd., Class A*	5,100	94,401
Kodiak Sciences, Inc.*	75,483	8,559,017
Krystal Biotech, Inc.*	4,900	377,496
Kura Oncology, Inc.*	26,400	746,328
Kymera Therapeutics, Inc.*	1,500	58,290
La Jolla Pharmaceutical Co.(x)*	35,200	149,248
Legend Biotech Corp. (ADR)*	162,490	4,715,460
Ligand Pharmaceuticals, Inc.(x)*	6,550	998,548
LogicBio Therapeutics, Inc.(x)*	1,200	8,736
MacroGenics, Inc.*	24,700	786,695
Madrigal Pharmaceuticals, Inc.*	4,500	526,365
Magenta Therapeutics, Inc.*	15,800	187,072
MannKind Corp.(x)*	25,300	99,176
Marker Therapeutics, Inc.(x)*	22,200	49,728
MediciNova, Inc.(x)*	18,500	93,425
MEI Pharma, Inc.(x)*	49,300	169,099
MeiraGTx Holdings plc*	10,900	157,287
Mersana Therapeutics, Inc.*	22,900	370,522
Minerva Neurosciences, Inc.*	68,100	198,852
Mirati Therapeutics, Inc.*	20,187	3,458,033
Mirum Pharmaceuticals, Inc.*	6,600	130,812
Molecular Templates, Inc.*	9,900	124,938
Morphic Holding, Inc.*	6,300	398,664
Mustang Bio, Inc.*	18,000	59,760
Myriad Genetics, Inc.*	38,100	1,160,145
Natera, Inc.*	34,800	3,533,592
Neoleukin Therapeutics, Inc.*	12,000	147,720
NeuBase Therapeutics, Inc.(x)*	4,300	31,777
NeuroBo Pharmaceuticals, Inc.(x)*	500	2,200
NextCure, Inc.*	8,549	85,575
Nkarta, Inc.*	5,600	184,240
Novavax, Inc.*	27,500	4,986,025
Nurix Therapeutics, Inc.(x)*	2,600	80,834
Nymox Pharmaceutical Corp.*	4,400	9,768
OPKO Health, Inc.(x)*	204,200	876,018
Organogenesis Holdings, Inc.*	4,300	78,346
Orgenesis, Inc.(x)*	1,700	9,741
ORIC Pharmaceuticals, Inc.*	10,300	252,350
Ovid therapeutics, Inc.(x)*	21,800	87,636
Oyster Point Pharma, Inc.(x)*	6,000	109,680
PDL BioPharma, Inc.(r)(x)*	73,900	172,025
PhaseBio Pharmaceuticals, Inc.(x)*	28,100	97,226
Pieris Pharmaceuticals, Inc.*	30,900	79,413
PMV Pharmaceuticals, Inc.(x)*	5,400	177,606
Poseida Therapeutics, Inc.(x)*	3,200	30,560
Precigen, Inc.(x)*	16,100	110,929
Precision BioSciences, Inc.*	800	8,280
Prelude Therapeutics, Inc.(x)*	2,300	99,659
Protagonist Therapeutics, Inc.*	13,800	357,420
Prothena Corp. plc*	10,100	253,712
PTC Therapeutics, Inc.*	138,980	6,580,703
Puma Biotechnology, Inc.*	22,400	217,728
Radius Health, Inc.*	21,800	454,748
RAPT Therapeutics, Inc.*	6,400	142,080
REGENXBIO, Inc.*	18,700	637,857
Relay Therapeutics, Inc.*	15,800	546,206
Replimune Group, Inc.*	4,900	149,499
REVOLUTION Medicines, Inc.*	18,900	867,132
Rhythm Pharmaceuticals, Inc.*	16,700	355,209
Rigel Pharmaceuticals, Inc.*	32,600	111,492
Rocket Pharmaceuticals, Inc.*	15,900	705,483
Rubius Therapeutics, Inc.(x)*	15,700	416,050
Sage Therapeutics, Inc.*	65,980	4,938,603
Sangamo Therapeutics, Inc.*	47,800	598,934
Savara, Inc.*	18,500	38,480
Scholar Rock Holding Corp.*	10,400	526,864
Selecta Biosciences, Inc.*	34,900	157,923
Seres Therapeutics, Inc.*	22,300	459,157
Soleno Therapeutics, Inc.*	8,600	10,836
Solid Biosciences, Inc.(x)*	18,400	101,752
Sorrento Therapeutics, Inc.(x)*	108,400	896,468
Spectrum Pharmaceuticals, Inc.*	41,700	135,942
Spero Therapeutics, Inc.(x)*	7,206	106,072
SpringWorks Therapeutics, Inc.*	10,600	779,842
Stoke Therapeutics, Inc.(x)*	6,100	236,924
Sutro Biopharma, Inc.*	5,900	134,284
Syndax Pharmaceuticals, Inc.*	5,300	118,508
Syros Pharmaceuticals, Inc.*	10,500	78,540
TCR2 Therapeutics, Inc.*	4,200	92,736
TG Therapeutics, Inc.*	54,400	2,622,080
Translate Bio, Inc.*	25,200	415,548
Travere Therapeutics, Inc.*	24,000	599,280
Turning Point Therapeutics, Inc.*	85,093	8,048,947
Twist Bioscience Corp.*	20,373	2,523,400
Ultragenyx Pharmaceutical, Inc.*	95,802	10,908,016
UroGen Pharma Ltd.(x)*	8,700	169,476
Vanda Pharmaceuticals, Inc.*	21,603	324,477
Vaxcyte, Inc.(x)*	4,900	96,775
VBI Vaccines, Inc.(x)*	9,200	28,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Veracyte, Inc.*	28,100	$1,510,375
Vericel Corp.(x)*	20,300	1,127,665
Viking Therapeutics, Inc.(x)*	18,000	113,850
Vir Biotechnology, Inc.*	138,462	7,098,947
Voyager Therapeutics, Inc.*	14,400	67,824
X4 Pharmaceuticals, Inc.*	4,100	35,301
XBiotech, Inc.(x)*	10,600	182,002
Xencor, Inc.*	27,600	1,188,456
XOMA Corp.(x)*	1,400	57,134
Y-mAbs Therapeutics, Inc.*	14,900	450,576
Zentalis Pharmaceuticals, Inc.*	13,510	586,199
ZIOPHARM Oncology, Inc.(x)*	95,265	342,954

		232,230,323

Health Care Equipment & Supplies (4.3%)
Accelerate Diagnostics, Inc.(x)*	1,100	9,152
Accuray, Inc.*	55,667	275,552
Acutus Medical, Inc.(x)*	2,700	36,099
Alphatec Holdings, Inc.*	24,600	388,434
AngioDynamics, Inc.*	14,600	341,640
Antares Pharma, Inc.*	32,100	131,931
Apyx Medical Corp.*	5,600	54,096
Aspira Women’s Health, Inc.(x)*	28,100	189,675
AtriCure, Inc.*	204,470	13,396,874
Atrion Corp.	700	448,917
Avanos Medical, Inc.*	25,500	1,115,370
Axogen, Inc.*	15,700	318,082
Axonics Modulation Technologies, Inc.*	15,200	910,328
Bellerophon Therapeutics, Inc.(x)*	1,800	9,342
Beyond Air, Inc.(x)*	1,000	5,500
BioLife Solutions, Inc.*	8,000	288,000
BioSig Technologies, Inc.(x)*	25,600	110,336
Cantel Medical Corp.*	18,900	1,508,976
Cardiovascular Systems, Inc.*	19,100	732,294
Cerus Corp.*	72,400	435,124
Chembio Diagnostics, Inc.(x)*	13,200	46,332
Co-Diagnostics, Inc.(x)*	3,600	34,344
CONMED Corp.	12,800	1,671,552
CryoLife, Inc.*	16,300	368,054
CryoPort, Inc.*	16,700	868,567
Cutera, Inc.*	8,700	261,435
CytoSorbents Corp.*	20,100	174,468
Electromed, Inc.*	200	2,108
ESC Co.(r)*	68,345	—
FONAR Corp.*	300	5,427
GenMark Diagnostics, Inc.*	34,400	822,160
Glaukos Corp.*	21,076	1,768,909
Heska Corp.*	3,300	555,918
Inari Medical, Inc.*	167,960	17,971,720
Inogen, Inc.*	6,900	362,388
Insulet Corp.*	47,565	12,410,660
Integer Holdings Corp.*	15,100	1,390,710
Intersect ENT, Inc.*	17,100	357,048
IntriCon Corp.*	9,400	241,016
Invacare Corp.	20,700	166,014
iRadimed Corp.*	4,700	121,119
iRhythm Technologies, Inc.*	67,050	9,310,563
Lantheus Holdings, Inc.*	33,100	707,347
LeMaitre Vascular, Inc.	4,100	199,998
LENSAR, Inc.*	6,290	45,665
LivaNova plc*	23,600	1,740,028
Meridian Bioscience, Inc.*	24,400	640,500
Merit Medical Systems, Inc.*	27,375	1,639,215
Mesa Laboratories, Inc.	2,300	560,050
Milestone Scientific, Inc.(x)*	2,800	9,996
Misonix, Inc.*	7,500	146,925
Natus Medical, Inc.*	15,100	386,711
Nemaura Medical, Inc.(x)*	800	6,112
Neogen Corp.*	25,533	2,269,628
Nevro Corp.*	16,700	2,329,650
NuVasive, Inc.*	26,800	1,757,008
OraSure Technologies, Inc.*	16,500	192,555
Ortho Clinical Diagnostics Holdings plc*	38,273	738,477
Orthofix Medical, Inc.*	9,800	424,830
OrthoPediatrics Corp.*	2,500	121,875
PAVmed, Inc.(x)*	200	888
Pulmonx Corp.*	5,400	246,996
Pulse Biosciences, Inc.(x)*	5,970	141,370
Quotient Ltd.*	18,000	66,240
Repro-Med Systems, Inc.(x)*	14,300	50,336
Retractable Technologies, Inc.(x)*	10,600	135,892
Rockwell Medical, Inc.(x)*	32,700	37,932
SeaSpine Holdings Corp.*	12,800	222,720
Shockwave Medical, Inc.*	13,956	1,817,909
SI-BONE, Inc.*	13,400	426,254
Sientra, Inc.*	43,600	317,844
Silk Road Medical, Inc.*	194,954	9,874,420
Soliton, Inc.(x)*	12,700	223,139
STAAR Surgical Co.*	22,500	2,371,725
Stereotaxis, Inc.*	9,800	65,856
Surgalign Holdings, Inc.*	42,200	91,996
Surmodics, Inc.*	4,500	252,315
Tactile Systems Technology, Inc.*	8,200	446,818
Tela Bio, Inc.*	300	4,470
TransMedics Group, Inc.*	11,200	464,688
Utah Medical Products, Inc.	1,500	129,900
Vapotherm, Inc.*	4,600	110,492
Varex Imaging Corp.*	11,400	233,586
ViewRay, Inc.*	31,000	134,850
VolitionRX Ltd.(x)*	4,200	15,876
Zynex, Inc.(x)*	2,400	36,648

		101,453,964

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	38,500	1,504,580
Accolade, Inc.*	13,892	630,280
AdaptHealth Corp.*	32,575	1,197,457
Addus HomeCare Corp.*	6,900	721,671
Amedisys, Inc.*	65,500	17,343,745
AMN Healthcare Services, Inc.*	24,000	1,768,800
Apollo Medical Holdings, Inc.*	8,500	230,265
Brookdale Senior Living, Inc.*	71,500	432,575
Castle Biosciences, Inc.*	5,500	376,530
Community Health Systems, Inc.*	27,400	370,448
CorVel Corp.*	6,000	615,540
Covetrus, Inc.*	48,900	1,465,533
Cross Country Healthcare, Inc.*	19,500	243,555
Ensign Group, Inc. (The)	26,100	2,449,224
Enzo Biochem, Inc.*	46,500	159,960
Exagen, Inc.*	2,100	36,750
Five Star Senior Living, Inc.*	1,100	6,732
Fulgent Genetics, Inc.(x)*	6,200	599,044
Guardant Health, Inc.*	108,024	16,489,864
Hanger, Inc.*	16,800	383,376
HealthEquity, Inc.*	37,800	2,570,400
InfuSystem Holdings, Inc.*	2,900	59,044
Joint Corp. (The)*	6,300	304,731
LHC Group, Inc.*	12,973	2,480,567
Magellan Health, Inc.*	11,900	1,109,556
MEDNAX, Inc.*	41,300	1,051,911
ModivCare, Inc.*	4,900	725,788
National HealthCare Corp.	6,100	475,251
National Research Corp.*	4,200	196,686
Ontrak, Inc.(x)*	2,400	78,144
Option Care Health, Inc.*	36,750	651,945
Owens & Minor, Inc.	32,050	1,204,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc.	38,700	$1,236,465
Pennant Group, Inc. (The)*	11,700	535,860
PetIQ, Inc.*	2,900	102,254
Progenity, Inc.(x)*	1,100	5,236
Progyny, Inc.*	13,100	583,081
R1 RCM, Inc.*	47,200	1,164,896
RadNet, Inc.*	18,500	402,375
Select Medical Holdings Corp.*	50,019	1,705,648
Sharps Compliance Corp.*	100	1,437
Surgery Partners, Inc.*	9,800	433,748
Tenet Healthcare Corp.*	45,600	2,371,200
Tivity Health, Inc.*	20,732	462,738
Triple-S Management Corp., Class B*	8,113	211,181
US Physical Therapy, Inc.	6,200	645,420
Viemed Healthcare, Inc.*	14,200	143,704

		67,939,955

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,325,825
American Well Corp., Class A(x)*	241,120	4,188,254
Computer Programs and Systems, Inc.	5,600	171,360
Evolent Health, Inc., Class A*	27,900	563,580
Health Catalyst, Inc.*	16,100	752,997
HealthStream, Inc.*	8,300	185,422
HMS Holdings Corp.*	47,400	1,752,615
iCAD, Inc.(x)*	7,200	152,784
Inovalon Holdings, Inc., Class A*	37,900	1,090,762
Inspire Medical Systems, Inc.*	13,000	2,690,870
NantHealth, Inc.(x)*	27,400	87,954
NextGen Healthcare, Inc.*	27,800	503,180
Omnicell, Inc.*	20,900	2,714,283
OptimizeRx Corp.*	100	4,875
Phreesia, Inc.*	15,400	802,340
Schrodinger, Inc.*	14,310	1,091,710
Simulations Plus, Inc.	6,300	398,412
Tabula Rasa HealthCare, Inc.(x)*	8,200	377,610
Vocera Communications, Inc.*	12,100	465,366

		19,320,199

Life Sciences Tools & Services (2.7%)
10X Genomics, Inc., Class A*	98,058	17,748,498
Berkeley Lights, Inc.*	178,894	8,985,846
Champions Oncology, Inc.*	200	2,260
Codexis, Inc.*	24,000	549,360
Fluidigm Corp.(x)*	16,800	75,936
Harvard Bioscience, Inc.*	1,500	8,190
ICON plc*	40,720	7,996,186
Luminex Corp.	19,100	609,290
Medpace Holdings, Inc.*	12,800	2,099,840
NanoString Technologies, Inc.*	19,200	1,261,632
NeoGenomics, Inc.*	51,600	2,488,668
Pacific Biosciences of California, Inc.*	81,700	2,721,427
Quanterix Corp.*	7,300	426,831
Repligen Corp.*	98,859	19,219,178

		64,193,142

Pharmaceuticals (1.0%)
AcelRx Pharmaceuticals, Inc.(x)*	13,400	22,780
Aerie Pharmaceuticals, Inc.*	5,600	100,072
Agile Therapeutics, Inc.(x)*	20,600	42,848
Amneal Pharmaceuticals, Inc.*	5,100	34,323
Amphastar Pharmaceuticals, Inc.*	16,400	300,448
ANI Pharmaceuticals, Inc.*	5,500	198,770
Aquestive Therapeutics, Inc.(x)*	7,900	41,080
Arvinas, Inc.*	14,600	965,060
Atea Pharmaceuticals, Inc.(x)*	4,500	277,875
Avenue Therapeutics, Inc.(x)*	500	3,035
Axsome Therapeutics, Inc.*	12,500	707,750
BioDelivery Sciences International, Inc.*	46,300	181,033
Cara Therapeutics, Inc.*	17,700	384,267
Cassava Sciences, Inc.(x)*	14,600	656,270
Cerecor, Inc.*	8,200	24,764
Chiasma, Inc.*	18,200	56,966
Collegium Pharmaceutical, Inc.*	10,700	253,590
Corcept Therapeutics, Inc.*	56,200	1,336,998
CorMedix, Inc.(x)*	14,400	143,856
Cymabay Therapeutics, Inc.*	26,100	118,494
Durect Corp.*	5,100	10,098
Eloxx Pharmaceuticals, Inc.(x)*	10,400	34,528
Endo International plc*	105,600	782,496
Evofem Biosciences, Inc.(x)*	46,909	82,091
Evolus, Inc.(x)*	4,500	58,455
Fulcrum Therapeutics, Inc.(x)*	8,200	96,596
Harmony Biosciences Holdings, Inc.(x)*	2,300	75,992
Harrow Health, Inc.(x)*	400	2,700
IMARA, Inc.(x)*	2,800	23,632
Innoviva, Inc.*	27,500	328,625
Intra-Cellular Therapies, Inc.*	32,000	1,085,760
Kaleido Biosciences, Inc.(x)*	9,100	73,710
Lannett Co., Inc.*	16,800	88,704
Liquidia Corp.(x)*	9,300	25,017
Lyra Therapeutics, Inc.*	1,300	15,067
Marinus Pharmaceuticals, Inc.(x)*	9,824	152,075
NGM Biopharmaceuticals, Inc.*	3,000	87,210
Ocular Therapeutix, Inc.*	31,000	508,710
Odonate Therapeutics, Inc.*	5,400	18,468
Omeros Corp.(x)*	25,900	461,020
Optinose, Inc.(x)*	25,000	92,250
Osmotica Pharmaceuticals plc(x)*	13,700	44,662
Pacira BioSciences, Inc.*	21,300	1,492,917
Paratek Pharmaceuticals, Inc.(x)*	29,600	208,976
Phathom Pharmaceuticals, Inc.*	3,000	112,680
Phibro Animal Health Corp., Class A	7,400	180,560
Pliant Therapeutics, Inc.(x)*	10,300	405,099
Prestige Consumer Healthcare, Inc.*	22,700	1,000,616
Provention Bio, Inc.*	11,800	123,841
Recro Pharma, Inc.*	22,700	63,333
Relmada Therapeutics, Inc.(x)*	5,300	186,613
Revance Therapeutics, Inc.*	263,445	7,363,288
Satsuma Pharmaceuticals, Inc.*	3,400	20,094
scPharmaceuticals, Inc.*	1,200	7,980
SIGA Technologies, Inc.*	25,900	168,350
Strongbridge Biopharma plc*	15,100	41,676
Supernus Pharmaceuticals, Inc.*	24,500	641,410
TherapeuticsMD, Inc.(x)*	81,400	109,076
Theravance Biopharma, Inc.(x)*	23,300	475,553
Tricida, Inc.(x)*	20,300	107,387
Verrica Pharmaceuticals, Inc.(x)*	7,600	115,140
VYNE Therapeutics, Inc.(x)*	4,524	30,967
WaVe Life Sciences Ltd.*	10,800	60,588
Xeris Pharmaceuticals, Inc.(x)*	20,700	93,357
Zogenix, Inc.*	27,700	540,704

		23,548,350

Total Health Care		508,685,933

Industrials (15.2%)
Aerospace & Defense (1.0%)
AAR Corp.*	17,100	712,215
Aerojet Rocketdyne Holdings, Inc.	35,500	1,667,080
AeroVironment, Inc.*	10,000	1,160,600
Axon Enterprise, Inc.*	97,547	13,892,644
Cubic Corp.	14,800	1,103,636
Kaman Corp.	14,300	733,447
Kratos Defense & Security Solutions, Inc.*	59,500	1,623,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Maxar Technologies, Inc.	28,100	$1,062,742
Moog, Inc., Class A	15,100	1,255,565
Park Aerospace Corp.	900	11,898
Triumph Group, Inc.*	22,500	413,550

		23,636,537

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	810,502
Atlas Air Worldwide Holdings, Inc.*	16,600	1,003,304
Echo Global Logistics, Inc.*	9,100	285,831
Forward Air Corp.	12,200	1,083,482
Hub Group, Inc., Class A*	15,000	1,009,200

		4,192,319

Airlines (0.2%)
Allegiant Travel Co.*	6,490	1,583,949
Hawaiian Holdings, Inc.*	25,400	677,418
SkyWest, Inc.*	23,800	1,296,624
Spirit Airlines, Inc.(x)*	43,100	1,590,390

		5,148,381

Building Products (1.6%)
AAON, Inc.	20,562	1,439,545
Advanced Drainage Systems, Inc.	27,400	2,832,886
American Woodmark Corp.*	7,200	709,776
Apogee Enterprises, Inc.	12,300	502,824
Builders FirstSource, Inc.*	93,381	4,330,077
CSW Industrials, Inc.	6,700	904,500
Gibraltar Industries, Inc.*	17,700	1,619,727
Griffon Corp.	15,100	410,267
JELD-WEN Holding, Inc.*	31,717	878,244
Masonite International Corp.*	10,800	1,244,592
PGT Innovations, Inc.*	22,700	573,175
Quanex Building Products Corp.	14,200	372,466
Resideo Technologies, Inc.*	61,700	1,743,025
Simpson Manufacturing Co., Inc.	21,200	2,199,076
Trex Co., Inc.*	182,700	16,724,358
UFP Industries, Inc.	26,700	2,024,928

		38,509,466

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	35,200	1,795,552
ACCO Brands Corp.	11,500	97,060
Brady Corp., Class A	24,900	1,330,905
Brink’s Co. (The)	21,900	1,735,137
Casella Waste Systems, Inc., Class A*	21,700	1,379,469
CECO Environmental Corp.*	1,100	8,723
Cimpress plc*	11,200	1,121,456
Copart, Inc.*	88,382	9,599,169
CoreCivic, Inc. (REIT)	53,500	484,175
Covanta Holding Corp.	57,000	790,020
Deluxe Corp.	24,800	1,040,608
Harsco Corp.*	41,400	710,010
Healthcare Services Group, Inc.	34,500	967,035
Herman Miller, Inc.	31,000	1,275,650
HNI Corp.	22,100	874,276
KAR Auction Services, Inc.*	64,400	966,000
Knoll, Inc.	19,500	321,945
Matthews International Corp., Class A	17,344	685,955
Montrose Environmental Group, Inc.*	9,200	461,748
Pitney Bowes, Inc.	88,500	729,240
Steelcase, Inc., Class A	44,100	634,599
Tetra Tech, Inc.	23,100	3,135,132
UniFirst Corp.	7,300	1,633,083
US Ecology, Inc.*	14,290	595,036
Vidler Water Resouces, Inc.*	2,200	19,580

		32,391,563

Construction & Engineering (0.8%)
Ameresco, Inc., Class A*	10,200	496,026
API Group Corp.(m)*	69,800	1,443,464
Arcosa, Inc.	22,600	1,471,034
Comfort Systems USA, Inc.	15,700	1,173,889
Dycom Industries, Inc.*	15,000	1,392,750
EMCOR Group, Inc.	25,600	2,871,296
Fluor Corp.*	70,200	1,620,918
Granite Construction, Inc.	21,421	862,196
Great Lakes Dredge & Dock Corp.*	26,100	380,538
MasTec, Inc.*	27,500	2,576,750
MYR Group, Inc.*	5,600	401,352
NV5 Global, Inc.*	3,900	376,623
Primoris Services Corp.	22,900	758,677
WillScot Mobile Mini Holdings Corp.*	83,163	2,307,773

		18,133,286

Electrical Equipment (2.2%)
AMETEK, Inc.	122,945	15,703,765
Atkore, Inc.*	21,200	1,524,280
AZZ, Inc.	13,300	669,655
Bloom Energy Corp., Class A*	42,400	1,146,920
Encore Wire Corp.	12,200	818,986
EnerSys	21,400	1,943,120
FuelCell Energy, Inc.*	133,800	1,928,058
Plug Power, Inc.*	361,155	12,943,795
Shoals Technologies Group, Inc., Class A*	308,582	10,732,482
Sunrun, Inc.*	70,735	4,278,053
TPI Composites, Inc.*	13,200	744,876
Vicor Corp.*	11,500	977,845

		53,411,835

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	17,600	674,608

Machinery (3.2%)
Alamo Group, Inc.	5,100	796,365
Albany International Corp., Class A	13,400	1,118,498
Altra Industrial Motion Corp.	33,093	1,830,705
Astec Industries, Inc.	11,400	859,788
Barnes Group, Inc.	24,610	1,219,179
Chart Industries, Inc.*	15,800	2,249,130
Columbus McKinnon Corp.	9,300	490,668
Douglas Dynamics, Inc.	9,400	433,810
Eastern Co. (The)	700	18,760
Enerpac Tool Group Corp.	31,200	814,944
EnPro Industries, Inc.	9,700	827,119
ESCO Technologies, Inc.	13,600	1,480,904
Evoqua Water Technologies Corp.*	44,027	1,157,910
Federal Signal Corp.	27,900	1,068,570
Franklin Electric Co., Inc.	21,700	1,712,998
Gencor Industries, Inc.*	2,000	26,820
Graham Corp.	800	11,392
Greenbrier Cos., Inc. (The)	17,400	821,628
Helios Technologies, Inc.	12,000	874,440
Hillenbrand, Inc.	34,026	1,623,380
Hyster-Yale Materials Handling, Inc.	3,600	313,632
Ingersoll Rand, Inc.*	324,274	15,957,524
John Bean Technologies Corp.	15,100	2,013,434
Kadant, Inc.	5,700	1,054,557
Kennametal, Inc.	41,200	1,646,764
L B Foster Co., Class A*	400	7,160
Lindsay Corp.	5,100	849,762
Luxfer Holdings plc	1,300	27,664
Mayville Engineering Co., Inc.*	400	5,752
Meritor, Inc.*	30,600	900,252
Middleby Corp. (The)*	92,190	15,280,492
Miller Industries, Inc.	200	9,238
Mueller Industries, Inc.	31,800	1,314,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A	75,800	$1,052,862
Navistar International Corp.*	26,600	1,171,198
NN, Inc.*	3,500	24,745
Park-Ohio Holdings Corp.	200	6,298
Proto Labs, Inc.*	13,100	1,594,925
RBC Bearings, Inc.*	10,600	2,085,762
Rexnord Corp.	51,600	2,429,844
Shyft Group, Inc. (The)	13,300	494,760
SPX Corp.*	21,700	1,264,459
SPX FLOW, Inc.	19,900	1,260,267
Standex International Corp.	6,600	630,762
Tennant Co.	9,200	734,988
Terex Corp.	29,400	1,354,458
TriMas Corp.*	21,100	639,752
Wabash National Corp.	29,000	545,200
Watts Water Technologies, Inc., Class A	13,492	1,602,985
Welbilt, Inc.*	60,300	979,875

		76,691,309

Marine (0.1%)
Matson, Inc.	23,300	1,554,110
SEACOR Holdings, Inc.*	1,300	52,975

		1,607,085

Professional Services (1.4%)
ASGN, Inc.*	24,600	2,347,824
BGSF, Inc.	900	12,600
CBIZ, Inc.*	25,100	819,766
Exponent, Inc.	25,500	2,484,975
Forrester Research, Inc.*	200	8,496
Franklin Covey Co.*	100	2,829
GP Strategies Corp.*	1,200	20,940
Huron Consulting Group, Inc.*	13,569	683,606
ICF International, Inc.	8,000	699,200
Insperity, Inc.	18,500	1,549,190
Jacobs Engineering Group, Inc.	126,850	16,397,900
KBR, Inc.	70,000	2,687,300
Kforce, Inc.	9,700	519,920
Korn Ferry	26,600	1,659,042
ManTech International Corp., Class A	14,700	1,278,165
Mastech Digital, Inc.*	300	5,283
Mistras Group, Inc.*	100	1,141
TriNet Group, Inc.*	18,000	1,403,280
TrueBlue, Inc.*	4,000	88,080
Upwork, Inc.*	46,200	2,068,374

		34,737,911

Road & Rail (0.9%)
ArcBest Corp.	12,900	907,773
Avis Budget Group, Inc.*	27,500	1,994,850
Covenant Logistics Group, Inc., Class A*	900	18,531
Heartland Express, Inc.	23,400	458,172
Kansas City Southern	50,240	13,259,341
Marten Transport Ltd.	26,949	457,324
Saia, Inc.*	12,700	2,928,366
Universal Logistics Holdings, Inc.	100	2,631
Werner Enterprises, Inc.	30,400	1,433,968

		21,460,956

Trading Companies & Distributors (2.2%)
Applied Industrial Technologies, Inc.	19,000	1,732,230
Beacon Roofing Supply, Inc.*	23,900	1,250,448
Boise Cascade Co.	17,900	1,070,957
DXP Enterprises, Inc.*	2,700	81,459
GATX Corp.	17,800	1,650,772
General Finance Corp.*	2,100	25,515
GMS, Inc.*	18,200	759,850
H&E Equipment Services, Inc.	15,100	573,800
Herc Holdings, Inc.*	11,800	1,195,694
Lawson Products, Inc.*	100	5,186
McGrath RentCorp	10,300	830,695
NOW, Inc.*	50,200	506,518
Rush Enterprises, Inc., Class A	19,950	994,108
Rush Enterprises, Inc., Class B	500	22,545
SiteOne Landscape Supply, Inc.*	115,921	19,792,351
Textainer Group Holdings Ltd.*	24,200	693,330
Triton International Ltd.	29,300	1,611,207
United Rentals, Inc.*	51,780	17,051,672
WESCO International, Inc.*	23,103	1,999,103
Willis Lease Finance Corp.*	600	26,076

		51,873,516

Total Industrials		362,468,772

Information Technology (23.5%)
Communications Equipment (0.3%)
ADTRAN, Inc.	18,200	303,576
CalAmp Corp.*	5,700	61,845
Calix, Inc.*	25,500	883,830
Extreme Networks, Inc.*	55,900	489,125
Infinera Corp.*	75,000	722,250
KVH Industries, Inc.*	4,600	58,328
NETGEAR, Inc.*	17,100	702,810
NetScout Systems, Inc.*	32,000	901,120
PCTEL, Inc.*	200	1,390
Plantronics, Inc.*	16,500	642,015
Viavi Solutions, Inc.*	99,800	1,566,860

		6,333,149

Electronic Equipment, Instruments & Components (3.8%)
Badger Meter, Inc.	15,000	1,396,050
Belden, Inc.	22,200	985,014
Benchmark Electronics, Inc.	24,300	751,356
Cognex Corp.	261,240	21,680,307
CTS Corp.	21,400	664,684
ePlus, Inc.*	6,600	657,624
Fabrinet*	18,800	1,699,332
FARO Technologies, Inc.*	7,695	666,156
II-VI, Inc.*	45,865	3,135,790
Insight Enterprises, Inc.*	16,000	1,526,720
IPG Photonics Corp.*	69,240	14,605,485
Itron, Inc.*	20,000	1,773,000
Knowles Corp.*	46,700	976,964
Littelfuse, Inc.	55,120	14,575,933
Methode Electronics, Inc.	18,800	789,224
MTS Systems Corp.*	8,600	500,520
Napco Security Technologies, Inc.*	200	6,966
nLight, Inc.*	15,100	489,240
Novanta, Inc.*	119,740	15,792,509
OSI Systems, Inc.*	7,700	739,970
PAR Technology Corp.*	8,700	569,067
Plexus Corp.*	13,795	1,266,933
Rogers Corp.*	8,700	1,637,427
Sanmina Corp.*	31,700	1,311,746
ScanSource, Inc.*	7,100	212,645
TTM Technologies, Inc.*	53,300	772,850
Vishay Intertechnology, Inc.	61,200	1,473,696
Vishay Precision Group, Inc.*	1,500	46,215

		90,703,423

IT Services (2.3%)
Brightcove, Inc.*	17,200	346,064
Cardtronics plc, Class A*	23,500	911,800
Cass Information Systems, Inc.	2,533	117,202
Conduent, Inc.*	59,900	398,934
Contra Bmtechnologies(r)*	2,201	19,228
CSG Systems International, Inc.	16,300	731,707
DigitalOcean Holdings, Inc.*	96,271	4,055,897
Evertec, Inc.	29,400	1,094,268
Evo Payments, Inc., Class A*	27,300	751,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	17,500	$1,577,800
Hackett Group, Inc. (The)	500	8,195
LiveRamp Holdings, Inc.*	30,976	1,607,035
MAXIMUS, Inc.	30,520	2,717,501
MongoDB, Inc.*	63,620	17,013,897
NIC, Inc.	33,195	1,126,306
Perficient, Inc.*	19,700	1,156,784
Perspecta, Inc.	67,700	1,966,685
PFSweb, Inc.*	100	675
Repay Holdings Corp.*	29,100	683,268
Shift4 Payments, Inc., Class A*	189,773	15,563,284
StarTek, Inc.*	800	6,360
Sykes Enterprises, Inc.*	24,228	1,067,970
TTEC Holdings, Inc.	9,300	934,185
Tucows, Inc., Class A(x)*	1,400	108,500
Unisys Corp.*	29,900	760,058
Verra Mobility Corp.*	58,600	793,151

		55,518,050

Semiconductors & Semiconductor Equipment (7.6%)
Advanced Energy Industries, Inc.	19,400	2,117,898
Ambarella, Inc.*	17,500	1,756,825
Amkor Technology, Inc.	51,700	1,225,807
Axcelis Technologies, Inc.*	14,600	599,914
Brooks Automation, Inc.	31,100	2,539,315
CEVA, Inc.*	7,800	437,970
CMC Materials, Inc.	13,120	2,319,485
Cohu, Inc.*	15,777	660,110
Cree, Inc.*	101,003	10,921,454
Diodes, Inc.*	21,300	1,700,592
Entegris, Inc.	220,853	24,691,365
FormFactor, Inc.*	35,661	1,608,668
Ichor Holdings Ltd.*	10,300	554,140
Impinj, Inc.*	7,900	449,273
Lattice Semiconductor Corp.*	445,402	20,051,998
MACOM Technology Solutions Holdings, Inc.*	21,793	1,264,430
MaxLinear, Inc.*	35,756	1,218,565
MKS Instruments, Inc.	101,520	18,823,838
Monolithic Power Systems, Inc.	70,520	24,908,369
NVE Corp.	50	3,505
ON Semiconductor Corp.*	426,940	17,764,973
Onto Innovation, Inc.*	21,075	1,384,838
PDF Solutions, Inc.*	1,000	17,780
Photronics, Inc.*	4,000	51,440
Power Integrations, Inc.	28,600	2,330,328
Rambus, Inc.*	49,100	954,504
Semtech Corp.*	32,500	2,242,500
Silicon Laboratories, Inc.*	18,600	2,623,902
SiTime Corp.*	5,100	502,860
SunPower Corp.(x)*	38,800	1,297,860
Synaptics, Inc.*	111,370	15,081,726
Ultra Clean Holdings, Inc.*	18,200	1,056,328
Universal Display Corp.	70,919	16,791,492
Veeco Instruments, Inc.*	17,049	353,596

		180,307,648

Software (9.4%)
8x8, Inc.*	49,000	1,589,560
ACI Worldwide, Inc.*	49,081	1,867,532
Agilysys, Inc.*	6,250	299,750
Alarm.com Holdings, Inc.*	21,800	1,883,084
Alignment Healthcare, Inc.(x)*	213,815	4,688,963
Altair Engineering, Inc., Class A*	19,500	1,220,115
American Software, Inc., Class A	900	18,630
Anaplan, Inc.*	246,258	13,260,993
Appfolio, Inc., Class A*	7,900	1,117,139
Appian Corp.(x)*	16,800	2,233,560
Asure Software, Inc.*	300	2,292
Avalara, Inc.*	105,008	14,011,217
Avaya Holdings Corp.*	37,000	1,037,110
Blackbaud, Inc.*	25,400	1,805,432
Blackline, Inc.*	24,300	2,634,120
Bottomline Technologies DE, Inc.*	25,600	1,158,400
Box, Inc., Class A*	75,500	1,733,480
Cerence, Inc.*	18,300	1,639,314
Cloudera, Inc.*	102,013	1,241,498
Cognyte Software Ltd.*	30,121	837,665
CommVault Systems, Inc.*	20,200	1,302,900
Cornerstone OnDemand, Inc.*	26,200	1,141,796
Coupa Software, Inc.*	37,170	9,459,022
Digital Turbine, Inc.*	37,600	3,021,536
Domo, Inc., Class B*	12,800	720,512
Ebix, Inc.	11,500	368,345
Envestnet, Inc.*	26,500	1,914,095
Fair Isaac Corp.*	38,390	18,659,460
HubSpot, Inc.*	47,324	21,495,034
InterDigital, Inc.	16,900	1,072,305
j2 Global, Inc.*	19,400	2,325,284
LivePerson, Inc.*	31,300	1,650,762
Manhattan Associates, Inc.*	163,606	19,204,072
MicroStrategy, Inc., Class A(x)*	3,300	2,240,040
Mimecast Ltd.*	28,100	1,129,901
Model N, Inc.*	15,100	531,973
OneSpan, Inc.*	11,900	291,550
Park City Group, Inc.*	600	3,666
Ping Identity Holding Corp.*	900	19,737
Progress Software Corp.	22,850	1,006,771
PROS Holdings, Inc.*	19,550	830,875
Q2 Holdings, Inc.*	22,500	2,254,500
QAD, Inc., Class A	2,100	139,818
Qualys, Inc.*	16,600	1,739,348
Rapid7, Inc.*	23,800	1,775,718
RingCentral, Inc., Class A*	29,220	8,704,054
Sailpoint Technologies Holdings, Inc.*	40,800	2,066,112
Sapiens International Corp. NV	11,500	365,585
SecureWorks Corp., Class A*	4,600	61,548
Smartsheet, Inc., Class A*	256,655	16,405,388
Sprout Social, Inc., Class A*	13,300	768,208
SPS Commerce, Inc.*	17,400	1,727,994
SVMK, Inc.*	59,400	1,088,208
Tenable Holdings, Inc.*	35,200	1,273,712
Upland Software, Inc.*	10,400	490,776
Varonis Systems, Inc.*	314,345	16,138,472
Verint Systems, Inc.*	30,121	1,370,204
Workiva, Inc.*	17,700	1,562,202
Xperi Holding Corp.	56,893	1,238,561
Yext, Inc.*	56,900	823,912
Zendesk, Inc.*	159,550	21,159,521
Zuora, Inc., Class A*	61,000	902,800

		224,726,131

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	56,000	1,536,640
Diebold Nixdorf, Inc.*	26,300	371,619
Intevac, Inc.*	600	4,290
Super Micro Computer, Inc.*	22,200	867,132

		2,779,681

Total Information Technology		560,368,082

Materials (2.8%)
Chemicals (1.4%)
AdvanSix, Inc.*	4,500	120,690
American Vanguard Corp.	7,000	142,870
Amyris, Inc.(x)*	48,800	932,080
Avient Corp.	43,084	2,036,581
Balchem Corp.	14,100	1,768,281
Chase Corp.	3,400	395,726
Ferro Corp.*	44,554	751,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	103,790	$11,480,212
FutureFuel Corp.	3,300	47,949
GCP Applied Technologies, Inc.*	24,600	603,684
HB Fuller Co.	26,900	1,692,279
Ingevity Corp.*	19,600	1,480,388
Innospec, Inc.	12,300	1,263,087
Koppers Holdings, Inc.*	1,800	62,568
Kraton Corp.*	14,800	541,532
Kronos Worldwide, Inc.	6,200	94,860
Livent Corp.*	69,100	1,196,812
Minerals Technologies, Inc.	16,000	1,205,120
Orion Engineered Carbons SA*	27,600	544,272
PQ Group Holdings, Inc.	600	10,020
Quaker Chemical Corp.	7,000	1,706,390
Sensient Technologies Corp.	21,900	1,708,200
Stepan Co.	11,100	1,410,921
Trinseo SA	21,600	1,375,272
Tronox Holdings plc, Class A	41,000	750,300

		33,321,274

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,472,339
United States Lime & Minerals, Inc.	500	66,855
US Concrete, Inc.*	7,000	513,240

		2,052,434

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	655,500
Greif, Inc., Class B	1,200	68,688
Myers Industries, Inc.	14,800	292,448
O-I Glass, Inc.*	78,100	1,151,194
UFP Technologies, Inc.*	400	19,928

		2,187,758

Metals & Mining (1.0%)
Alcoa Corp.*	80,300	2,608,947
Allegheny Technologies, Inc.*	57,400	1,208,844
Arconic Corp.*	49,600	1,259,344
Carpenter Technology Corp.	21,800	897,070
Century Aluminum Co.*	6,200	109,492
Cleveland-Cliffs, Inc.(x)	208,702	4,196,997
Coeur Mining, Inc.*	122,870	1,109,516
Commercial Metals Co.	51,500	1,588,260
Compass Minerals International, Inc.	16,500	1,034,880
Hecla Mining Co.	267,621	1,522,764
Kaiser Aluminum Corp.	8,100	895,050
Materion Corp.	12,600	834,624
Novagold Resources, Inc.*	125,900	1,102,884
Olympic Steel, Inc.	100	2,945
Schnitzer Steel Industries, Inc., Class A	12,200	509,838
United States Steel Corp.	109,200	2,857,764
Warrior Met Coal, Inc.	26,300	450,519
Worthington Industries, Inc.	17,699	1,187,426

		23,377,164

Paper & Forest Products (0.2%)
Domtar Corp.	27,400	1,012,430
Glatfelter Corp.	14,600	250,390
Louisiana-Pacific Corp.	48,000	2,662,080
Neenah, Inc.	10,100	518,938
Schweitzer-Mauduit International, Inc.	16,000	783,520

		5,227,358

Total Materials		66,165,988

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	38,586	731,976
Agree Realty Corp. (REIT)	26,500	1,783,715
Alexander & Baldwin, Inc. (REIT)	38,251	642,234
American Assets Trust, Inc. (REIT)	19,996	648,670
American Finance Trust, Inc. (REIT)	49,600	487,072
Armada Hoffler Properties, Inc. (REIT)	800	10,032
BRT Apartments Corp. (REIT)	1,500	25,260
CareTrust REIT, Inc. (REIT)	44,300	1,031,526
Centerspace (REIT)	5,632	382,976
CIM Commercial Trust Corp. (REIT)	1,100	14,179
Clipper Realty, Inc. (REIT)	1,900	15,048
Colony Capital, Inc. (REIT)*	241,900	1,567,512
Columbia Property Trust, Inc. (REIT)	57,100	976,410
Community Healthcare Trust, Inc. (REIT)	8,200	378,184
CorePoint Lodging, Inc. (REIT)*	3,900	35,217
CTO Realty Growth, Inc. (REIT)	195	10,142
DiamondRock Hospitality Co. (REIT)*	94,508	973,432
Diversified Healthcare Trust (REIT)	109,900	525,322
Easterly Government Properties, Inc. (REIT)	36,600	758,718
EastGroup Properties, Inc. (REIT)	18,680	2,676,470
Essential Properties Realty Trust, Inc. (REIT)	46,900	1,070,727
Four Corners Property Trust, Inc. (REIT)	31,500	863,100
Franklin Street Properties Corp. (REIT)	3,980	21,691
GEO Group, Inc. (The) (REIT)(x)	59,371	460,719
Getty Realty Corp. (REIT)	13,664	386,965
Global Net Lease, Inc. (REIT)	39,200	707,952
Healthcare Realty Trust, Inc. (REIT)	65,300	1,979,896
Independence Realty Trust, Inc. (REIT)	57,200	869,440
Indus Realty Trust, Inc. (REIT)	6	361
Industrial Logistics Properties Trust (REIT)	32,606	754,177
Innovative Industrial Properties, Inc. (REIT)(x)	10,300	1,855,648
iStar, Inc. (REIT)(x)	32,000	568,960
Kite Realty Group Trust (REIT)	45,782	883,135
Lexington Realty Trust (REIT)	143,045	1,589,230
LTC Properties, Inc. (REIT)	21,800	909,496
Macerich Co. (The) (REIT)(x)	70,700	827,190
Mack-Cali Realty Corp. (REIT)	46,100	713,628
Monmouth Real Estate Investment Corp. (REIT)	53,513	946,645
National Health Investors, Inc. (REIT)	20,200	1,460,056
National Storage Affiliates Trust (REIT)	31,900	1,273,767
New Senior Investment Group, Inc. (REIT)	1,900	11,837
NexPoint Residential Trust, Inc. (REIT)	8,700	400,983
Office Properties Income Trust (REIT)	26,912	740,618
One Liberty Properties, Inc. (REIT)	497	11,068
Pebblebrook Hotel Trust (REIT)	67,228	1,632,968
Physicians Realty Trust (REIT)	89,500	1,581,465
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,049,148
PotlatchDeltic Corp. (REIT)	33,736	1,785,309
PS Business Parks, Inc. (REIT)	10,220	1,579,808
QTS Realty Trust, Inc. (REIT), Class A(x)	30,800	1,910,832
Retail Opportunity Investments Corp. (REIT)	51,500	817,305
Retail Properties of America, Inc. (REIT), Class A	106,900	1,120,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Value, Inc. (REIT)	365	$6,829
RLJ Lodging Trust (REIT)	80,687	1,249,035
RPT Realty (REIT)	35,260	402,317
Ryman Hospitality Properties, Inc. (REIT)*	23,216	1,799,472
Sabra Health Care REIT, Inc. (REIT)	105,443	1,830,491
Safehold, Inc. (REIT)(x)	142,420	9,983,642
Saul Centers, Inc. (REIT)	100	4,011
Service Properties Trust (REIT)	81,700	968,962
SITE Centers Corp. (REIT)	76,300	1,034,628
STAG Industrial, Inc. (REIT)	73,800	2,480,418
Summit Hotel Properties, Inc. (REIT)*	69,800	709,168
Sunstone Hotel Investors, Inc. (REIT)*	110,114	1,372,020
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,700	661,181
Terreno Realty Corp. (REIT)	34,200	1,975,734
Uniti Group, Inc. (REIT)	85,300	940,859
Universal Health Realty Income Trust (REIT)	7,150	484,627
Urban Edge Properties (REIT)	48,300	797,916
Washington REIT (REIT)	45,900	1,014,390
Xenia Hotels & Resorts, Inc. (REIT)*	59,700	1,164,150

		73,338,381

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	1,900	17,461
Cushman & Wakefield plc(x)*	44,600	727,872
eXp World Holdings, Inc.(x)*	22,000	1,002,100
FRP Holdings, Inc.*	1,200	59,064
Kennedy-Wilson Holdings, Inc.	58,103	1,174,262
Marcus & Millichap, Inc.*	3,300	111,210
Maui Land & Pineapple Co., Inc.*	2,700	31,185
Newmark Group, Inc., Class A	72,640	726,763
Realogy Holdings Corp.*	52,800	798,864
Redfin Corp.*	42,573	2,834,936
St Joe Co. (The)	16,000	686,400
Stratus Properties, Inc.*	400	12,200
Tejon Ranch Co.*	2,400	40,176

		8,222,493

Total Real Estate		81,560,874

Utilities (1.4%)
Electric Utilities (0.3%)
ALLETE, Inc.	22,200	1,491,618
MGE Energy, Inc.	17,800	1,270,742
Otter Tail Corp.	18,200	840,294
PNM Resources, Inc.	32,900	1,613,745
Portland General Electric Co.	37,600	1,784,872

		7,001,271

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A(x)	16,582	1,266,368
Chesapeake Utilities Corp.	8,040	933,283
New Jersey Resources Corp.	40,700	1,622,709
Northwest Natural Holding Co.	17,100	922,545
ONE Gas, Inc.	26,100	2,007,351
South Jersey Industries, Inc.	53,200	1,201,256
Southwest Gas Holdings, Inc.	22,300	1,532,233
Spire, Inc.	20,300	1,499,967

		10,985,712

Independent Power and Renewable Electricity Producers (0.3%)
Brookfield Renewable Corp.	51,420	2,406,456
Clearway Energy, Inc., Class A	16,500	437,415
Clearway Energy, Inc., Class C	36,192	1,018,443
Ormat Technologies, Inc.	19,200	1,507,776
Sunnova Energy International, Inc.*	26,000	1,061,320

		6,431,410

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,551,875
Black Hills Corp.	30,000	2,003,100
NorthWestern Corp.	19,591	1,277,333

		4,832,308

Water Utilities (0.2%)
American States Water Co.	17,200	1,300,664
California Water Service Group	23,000	1,295,820
Middlesex Water Co.	10,100	798,102
SJW Group	11,900	749,581
York Water Co. (The)	3,000	146,910

		4,291,077

Total Utilities		33,541,778

Total Common Stocks (99.2%) (Cost $1,350,869,783)		2,363,712,845

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,529
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	30,100	19,865
Contra Aduro Biotech I, CVR(r)*	10,640	—

		42,394

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)(x)*	16,700	6,764
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		6,764

Total Health Care		49,158

Total Rights (0.0%) (Cost $74,734)		49,158

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $408,002.(xx)	$400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $9,157,731, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $9,340,886.(xx)	$9,157,731	$9,157,731
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $8,000,420, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $8,877,625.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $5,000,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $10,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $11,099,169.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		33,557,731

Total Short-Term Investments (1.5%) (Cost $35,557,731)		35,557,731

Total Investments in Securities (100.7%) (Cost $1,386,502,248)		2,399,319,734
Other Assets Less Liabilities (-0.7%)		(17,098,623)

Net Assets (100%)		$2,382,221,111

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $1,853,711 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $55,606,135. This was collateralized by $20,306,699 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $35,557,731 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	85	6/2021	USD	9,445,625	(285,098)

					(285,098)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,241,833	$—	$—		$32,241,833
Consumer Discretionary	360,200,169	—	—		360,200,169
Consumer Staples	70,449,691	—	—		70,449,691
Energy	37,711,226	—	—		37,711,226
Financials	250,318,499	—	—		250,318,499
Health Care	508,513,908	—	172,025		508,685,933
Industrials	361,794,164	674,608	—		362,468,772
Information Technology	559,977,235	371,619	19,228		560,368,082
Materials	66,165,988	—	—		66,165,988
Real Estate	81,560,874	—	—		81,560,874
Utilities	33,541,778	—	—		33,541,778
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	49,158		49,158
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	33,557,731	—		33,557,731

Total Assets	$2,364,475,365	$34,603,958	$240,411		$2,399,319,734

Liabilities:
Futures	$(285,098)	$—	$—		$(285,098)

Total Liabilities	$(285,098)	$—	$—		$(285,098)

Total	$2,364,190,267	$34,603,958	$240,411		$2,399,034,636

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,057,701,096
Aggregate gross unrealized depreciation	(57,978,232)

Net unrealized appreciation	$999,722,864

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,399,311,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Media (1.4%)
Fox Corp., Class B	226,647	$7,916,780

Total Communication Services		7,916,780

Consumer Discretionary (8.5%)
Auto Components (1.5%)
Aptiv plc*	16,554	2,282,797
BorgWarner, Inc.	135,125	6,264,395

		8,547,192

Automobiles (1.0%)
Honda Motor Co. Ltd. (ADR)	194,114	5,862,243

Distributors (1.1%)
Genuine Parts Co.	57,408	6,635,791

Hotels, Restaurants & Leisure (1.0%)
Sodexo SA*	58,416	5,602,293

Household Durables (0.3%)
Mohawk Industries, Inc.*	7,587	1,459,056

Leisure Products (0.6%)
Polaris, Inc.	26,004	3,471,534

Multiline Retail (1.2%)
Dollar Tree, Inc.*	63,133	7,226,203

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	57,384	10,529,390

Total Consumer Discretionary		49,333,702

Consumer Staples (8.4%)
Food & Staples Retailing (2.2%)
Koninklijke Ahold Delhaize NV	345,549	9,624,101
Sysco Corp.	44,522	3,505,663

		13,129,764

Food Products (5.3%)
Conagra Brands, Inc.	284,149	10,684,002
JM Smucker Co. (The)	61,508	7,782,607
Kellogg Co.	92,431	5,850,882
Mondelez International, Inc., Class A	25,913	1,516,688
Orkla ASA	486,487	4,768,661

		30,602,840

Household Products (0.9%)
Kimberly-Clark Corp.	36,109	5,020,956

Total Consumer Staples		48,753,560

Energy (3.3%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	133,132	2,876,983

Oil, Gas & Consumable Fuels (2.8%)
Cimarex Energy Co.	52,145	3,096,892
ConocoPhillips	180,057	9,537,619
Pioneer Natural Resources Co.	24,093	3,826,450

		16,460,961

Total Energy		19,337,944

Financials (18.8%)
Banks (5.0%)
Commerce Bancshares, Inc.	64,251	4,922,269
Eastern Bankshares, Inc.	132,477	2,555,481
M&T Bank Corp.	34,738	5,266,628
PNC Financial Services Group, Inc. (The)	18,961	3,325,949
Truist Financial Corp.	151,005	8,806,612
Westamerica Bancorp	61,695	3,873,212

		28,750,151

Capital Markets (7.7%)
Ameriprise Financial, Inc.	34,753	8,078,335
Bank of New York Mellon Corp. (The)	281,057	13,291,185
Northern Trust Corp.	129,970	13,661,147
State Street Corp.	46,071	3,870,425
T. Rowe Price Group, Inc.	33,650	5,774,340

		44,675,432

Insurance (5.6%)
Aflac, Inc.	177,788	9,099,190
Arthur J Gallagher & Co.	26,024	3,247,015
Brown & Brown, Inc.	12,396	566,621
Chubb Ltd.	65,256	10,308,490
Reinsurance Group of America, Inc.	74,714	9,417,700

		32,639,016

Thrifts & Mortgage Finance (0.5%)
Capitol Federal Financial, Inc.	204,458	2,708,046

Total Financials		108,772,645

Health Care (15.3%)
Health Care Equipment & Supplies (5.0%)
Becton Dickinson and Co.	25,831	6,280,808
Envista Holdings Corp.*	127,417	5,198,613
Hill-Rom Holdings, Inc.	22,025	2,433,322
Zimmer Biomet Holdings, Inc.	94,838	15,181,667

		29,094,410

Health Care Providers & Services (8.7%)
Cardinal Health, Inc.	169,171	10,277,138
Cigna Corp.	18,884	4,565,018
Henry Schein, Inc.*	109,514	7,582,750
McKesson Corp.	37,931	7,398,062
Quest Diagnostics, Inc.	80,333	10,309,937
Universal Health Services, Inc., Class B	75,368	10,053,338

		50,186,243

Health Care Technology (1.6%)
Cerner Corp.	130,515	9,381,418

Total Health Care		88,662,071

Industrials (19.0%)
Aerospace & Defense (3.1%)
BAE Systems plc	853,009	5,938,589
General Dynamics Corp.	42,327	7,684,890
Textron, Inc.	78,293	4,390,672

		18,014,151

Airlines (1.7%)
Southwest Airlines Co.*	166,125	10,143,592

Building Products (0.9%)
Johnson Controls International plc	86,481	5,160,321

Commercial Services & Supplies (1.5%)
Republic Services, Inc.	87,236	8,666,897

Electrical Equipment (5.5%)
Emerson Electric Co.	133,758	12,067,647
Hubbell, Inc.	51,239	9,576,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
nVent Electric plc	378,535	$10,564,912

		32,208,615

Machinery (3.9%)
Crane Co.	33,124	3,110,675
Cummins, Inc.	12,737	3,300,284
IMI plc	293,951	5,405,913
Oshkosh Corp.	54,765	6,498,415
PACCAR, Inc.	45,550	4,232,506

		22,547,793

Road & Rail (0.9%)
Heartland Express, Inc.	238,551	4,670,828
Norfolk Southern Corp.	1,959	526,031

		5,196,859

Trading Companies & Distributors (1.5%)
Beacon Roofing Supply, Inc.*	9,836	514,620
MSC Industrial Direct Co., Inc., Class A	89,112	8,037,011

		8,551,631

Total Industrials		110,489,859

Information Technology (5.3%)
Communications Equipment (1.5%)
F5 Networks, Inc.*	27,269	5,688,859
Juniper Networks, Inc.	125,610	3,181,701

		8,870,560

Electronic Equipment, Instruments & Components (0.6%)
TE Connectivity Ltd.	27,305	3,525,349

IT Services (0.3%)
Amdocs Ltd.	27,982	1,962,937

Semiconductors & Semiconductor Equipment (0.3%)
Applied Materials, Inc.	10,852	1,449,827

Software (1.3%)
CDK Global, Inc.	60,734	3,283,280
Open Text Corp.	92,871	4,430,876

		7,714,156

Technology Hardware, Storage & Peripherals (1.3%)
HP, Inc.	234,055	7,431,246

Total Information Technology		30,954,075

Materials (5.5%)
Chemicals (0.8%)
Axalta Coating Systems Ltd.*	153,219	4,532,218

Containers & Packaging (3.3%)
Graphic Packaging Holding Co.	291,541	5,294,385
Packaging Corp. of America	26,626	3,580,665
Sonoco Products Co.	164,641	10,421,775

		19,296,825

Paper & Forest Products (1.4%)
Mondi plc	320,296	8,168,861

Total Materials		31,997,904

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Equinix, Inc. (REIT)	4,581	3,113,202
Essex Property Trust, Inc. (REIT)	14,312	3,890,574
Healthcare Trust of America, Inc. (REIT), Class A	129,259	3,564,963
Healthpeak Properties, Inc. (REIT)	211,076	6,699,552
MGM Growth Properties LLC (REIT), Class A	187,195	6,106,301
Weyerhaeuser Co. (REIT)	89,437	3,183,957

Total Real Estate		26,558,549

Utilities (7.9%)
Electric Utilities (4.4%)
Edison International	160,918	9,429,795
Evergy, Inc.	58,226	3,466,194
Pinnacle West Capital Corp.	127,224	10,349,672
Xcel Energy, Inc.	33,491	2,227,486

		25,473,147

Gas Utilities (1.7%)
Atmos Energy Corp.	51,020	5,043,327
Spire, Inc.	67,287	4,971,836

		10,015,163

Multi-Utilities (1.8%)
Ameren Corp.	12,754	1,037,666
NorthWestern Corp.	146,156	9,529,371

		10,567,037

Total Utilities		46,055,347

Total Common Stocks (98.0%) (Cost $458,828,223)		568,832,436

EXCHANGE TRADED FUND (ETF):
Equity (1.1%)
iShares Russell Mid-Cap Value ETF(x)	61,679	6,741,515

Total Exchange Traded Fund (1.1%) (Cost $6,840,327)		6,741,515

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.7%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $4,049,745, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $4,130,740.(xx)	$4,049,744	4,049,744

Total Short-Term Investments (0.9%) (Cost $5,049,744)		5,049,744

Total Investments in Securities (100.0%) (Cost $470,718,294)		580,623,695
Other Assets Less Liabilities (0.0%)		(8,061)

Net Assets (100%)		$580,615,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $4,928,009. This was collateralized by cash of $5,049,744 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,320,560	CAD	1,644,031	Morgan Stanley	6/30/2021	12,190
USD	13,001,176	EUR	10,877,479	Credit Suisse	6/30/2021	221,458
USD	17,061,820	GBP	12,248,336	JPMorgan Chase Bank	6/30/2021	171,610
USD	3,707,716	JPY	403,948,022	Bank of America	6/30/2021	56,459
USD	4,064,704	NOK	34,470,523	UBS AG	6/30/2021	34,731

Total unrealized appreciation						496,448

EUR	141,394	USD	165,982	Credit Suisse	4/6/2021	(166)
CAD	1,644,031	USD	1,314,598	Morgan Stanley	6/30/2021	(6,228)
JPY	24,201,959	USD	222,453	Bank of America	6/30/2021	(3,694)

Total unrealized depreciation						(10,088)

Net unrealized appreciation						486,360

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,916,780	$—	$—	$7,916,780
Consumer Discretionary	43,731,409	5,602,293	—	49,333,702
Consumer Staples	34,360,798	14,392,762	—	48,753,560
Energy	19,337,944	—	—	19,337,944
Financials	108,772,645	—	—	108,772,645
Health Care	88,662,071	—	—	88,662,071
Industrials	99,145,357	11,344,502	—	110,489,859
Information Technology	30,954,075	—	—	30,954,075
Materials	23,829,043	8,168,861	—	31,997,904
Real Estate	26,558,549	—	—	26,558,549
Utilities	46,055,347	—	—	46,055,347
Exchange Traded Fund	6,741,515	—	—	6,741,515
Forward Currency Contracts	—	496,448	—	496,448
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	4,049,744	—	4,049,744

Total Assets	$537,065,533	$44,054,610	$—	$581,120,143

Liabilities:
Forward Currency Contracts	$—	$(10,088)	$—	$(10,088)

Total Liabilities	$—	$(10,088)	$—	$(10,088)

Total	$537,065,533	$44,044,522	$—	$581,110,055

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,180,925
Aggregate gross unrealized depreciation	(2,030,611)

Net unrealized appreciation	$108,150,314

Federal income tax cost of investments in securities and derivative instruments, if applicable	$472,959,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (48.0%)
iShares Core MSCI EAFE ETF	104,400	$7,522,020
iShares Core S&P 500 ETF	13,600	5,410,352
iShares Core S&P Mid-Cap ETF	6,800	1,769,904
iShares Russell 2000 ETF(x)	8,700	1,922,178
SPDR Portfolio S&P 500 ETF(x)	116,700	5,439,387
Vanguard S&P 500 ETF	14,800	5,391,640

Total Equity		27,455,481

Fixed Income (51.5%)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	41,400	3,788,100
Vanguard Intermediate-Term Corporate Bond ETF	275,900	25,666,977

Total Fixed Income		29,455,077

Total Exchange Traded Funds (99.5%) (Cost $50,539,704)		56,910,558

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	42,014	42,035

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.2%)
HSBC Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $712,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 1/15/22-2/15/50; total market value $726,750.(xx)	$712,500	712,500

Total Short-Term Investments (1.3%) (Cost $754,535)		754,535

Total Investments in Securities (100.8%) (Cost $51,294,239)		57,665,093
Other Assets Less Liabilities (-0.8%)		(479,473)

Net Assets (100%)		$57,185,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $2,429,110. This was collateralized by $1,748,322 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $712,500 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$56,910,558	$—	$—	$56,910,558
Short-Term Investments
Investment Company	42,035	—	—	42,035
Repurchase Agreement	—	712,500	—	712,500

Total Assets	$56,952,593	$712,500	$—	$57,665,093

Total Liabilities	$—	$—	$—	$—

Total	$56,952,593	$712,500	$—	$57,665,093

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,076,707
Aggregate gross unrealized depreciation	(4,952)

Net unrealized appreciation	$6,071,755

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,593,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (55.3%)
iShares Core MSCI EAFE ETF	62,212	$4,482,375
iShares Core S&P 500 ETF	14,787	5,882,564
iShares Russell 2000 ETF	6,125	1,353,257
SPDR S&P 500 ETF Trust	14,841	5,881,934
SPDR S&P MidCap 400 ETF Trust	4,193	1,996,078

Total Equity		19,596,208

Fixed Income (44.1%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,043	7,808,592
Vanguard Intermediate-Term Corporate Bond ETF	83,644	7,781,401

Total Fixed Income		15,589,993

Total Exchange Traded Funds (99.4%)
(Cost $31,268,100)		35,186,201

Total Investments in Securities (99.4%) (Cost $31,268,100)		35,186,201
Other Assets Less Liabilities (0.6%)		215,694

Net Assets (100%)		$35,401,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$35,186,201	$—	$—	$35,186,201

Total Assets	$35,186,201	$—	$—	$35,186,201

Total Liabilities	$—	$—	$—	$—

Total	$35,186,201	$—	$—	$35,186,201

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,891,745
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$3,891,745

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,294,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (11.6%)
Entertainment (2.3%)
Activision Blizzard, Inc.	43,137	$4,011,741
Netflix, Inc.*	18,977	9,899,542

		13,911,283

Interactive Media & Services (5.6%)
Alphabet, Inc., Class C*	8,366	17,306,159
Facebook, Inc., Class A*	56,087	16,519,304

		33,825,463

Media (3.7%)
Charter Communications, Inc., Class A*	22,089	13,629,355
Comcast Corp., Class A	152,797	8,267,845

		21,897,200

Total Communication Services		69,633,946

Consumer Discretionary (11.5%)
Hotels, Restaurants & Leisure (5.7%)
Chipotle Mexican Grill, Inc.*	7,028	9,985,523
Hilton Grand Vacations, Inc.*	190,419	7,138,808
Royal Caribbean Cruises Ltd.*	68,302	5,847,334
Wynn Resorts Ltd.*	49,339	6,185,631
Yum! Brands, Inc.	48,030	5,195,885

		34,353,181

Household Durables (0.6%)
DR Horton, Inc.	37,889	3,376,668

Internet & Direct Marketing Retail (1.9%)
Amazon.com, Inc.*	3,615	11,185,099

Multiline Retail (1.4%)
Dollar General Corp.	25,265	5,119,194
Dollar Tree, Inc.*	30,075	3,442,385

		8,561,579

Specialty Retail (1.1%)
Burlington Stores, Inc.*	21,064	6,293,923

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	37,411	4,971,548

Total Consumer Discretionary		68,741,998

Consumer Staples (5.1%)
Beverages (1.5%)
Constellation Brands, Inc., Class A	14,321	3,265,188
Molson Coors Beverage Co., Class B*	112,716	5,765,424

		9,030,612

Food Products (0.8%)
Kraft Heinz Co. (The)	116,495	4,659,800

Household Products (0.9%)
Church & Dwight Co., Inc.	61,803	5,398,492

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	18,041	5,247,225

Tobacco (1.1%)
Philip Morris International, Inc.	73,110	6,487,781

Total Consumer Staples		30,823,910

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Chevron Corp.	37,262	3,904,685
ConocoPhillips	134,171	7,107,038
EOG Resources, Inc.	78,257	5,675,980
Equitrans Midstream Corp.	185,635	1,514,782

Total Energy		18,202,485

Financials (12.7%)
Banks (4.1%)
Bank of America Corp.	159,130	6,156,739
JPMorgan Chase & Co.	70,978	10,804,981
SVB Financial Group*	15,192	7,499,190

		24,460,910

Capital Markets (4.4%)
CME Group, Inc.	11,574	2,363,758
Intercontinental Exchange, Inc.	62,200	6,946,496
Moody’s Corp.	19,404	5,794,229
MSCI, Inc.	14,412	6,042,663
Nasdaq, Inc.	33,700	4,969,402

		26,116,548

Insurance (4.2%)
Aon plc, Class A	39,558	9,102,691
Chubb Ltd.	37,463	5,918,030
Marsh & McLennan Cos., Inc.	49,768	6,061,743
RenaissanceRe Holdings Ltd.	27,180	4,355,595

		25,438,059

Total Financials		76,015,517

Health Care (10.0%)
Biotechnology (4.3%)
Allakos, Inc.*	17,800	2,043,084
Biohaven Pharmaceutical Holding Co. Ltd.*	67,127	4,588,130
Karuna Therapeutics, Inc.*	27,318	3,284,443
Neurocrine Biosciences, Inc.*	39,607	3,851,781
Seagen, Inc.*	53,565	7,438,036
Ultragenyx Pharmaceutical, Inc.*	38,203	4,349,794

		25,555,268

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	38,551	4,619,952
Danaher Corp.	27,289	6,142,208
Edwards Lifesciences Corp.*	64,714	5,412,679

		16,174,839

Health Care Providers & Services (3.0%)
Anthem, Inc.	14,036	5,038,222
Centene Corp.*	88,230	5,638,779
UnitedHealth Group, Inc.	19,426	7,227,832

		17,904,833

Total Health Care		59,634,940

Industrials (10.7%)
Aerospace & Defense (2.8%)
HEICO Corp., Class A	39,082	4,439,715
L3Harris Technologies, Inc.	29,364	5,951,496
TransDigm Group, Inc.*	11,412	6,709,343

		17,100,554

Building Products (1.3%)
Carrier Global Corp.	185,348	7,825,393

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	56,041	6,051,307

Construction & Engineering (2.2%)
Arcosa, Inc.	198,539	12,922,903

Electrical Equipment (0.9%)
AMETEK, Inc.	40,392	5,159,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Professional Services (1.7%)
Dun & Bradstreet Holdings, Inc.*	189,738	$4,517,662
Equifax, Inc.	32,247	5,840,899

		10,358,561

Road & Rail (0.8%)
CSX Corp.	49,024	4,726,894

Total Industrials		64,144,882

Information Technology (26.5%)
Electronic Equipment, Instruments & Components (1.5%)
Trimble, Inc.*	114,326	8,893,420

IT Services (6.6%)
FleetCor Technologies, Inc.*	18,155	4,876,978
GoDaddy, Inc., Class A*	46,331	3,596,212
Mastercard, Inc., Class A	32,023	11,401,789
Okta, Inc.*	11,436	2,520,837
PayPal Holdings, Inc.*	24,902	6,047,202
VeriSign, Inc.*	10,879	2,162,310
Visa, Inc., Class A	42,425	8,982,645

		39,587,973

Semiconductors & Semiconductor Equipment (10.7%)
ASML Holding NV (Registered) (NYRS)	27,091	16,724,900
Broadcom, Inc.	23,486	10,889,519
Enphase Energy, Inc.*	19,600	3,178,336
Intel Corp.	67,056	4,291,584
Lam Research Corp.	15,234	9,067,886
Micron Technology, Inc.*	140,935	12,431,876
ON Semiconductor Corp.*	178,279	7,418,189

		64,002,290

Software (6.7%)
Adobe, Inc.*	14,074	6,690,357
Bill.com Holdings, Inc.*	32,181	4,682,335
CDK Global, Inc.	89,595	4,843,506
Microsoft Corp.	74,234	17,502,150
ServiceNow, Inc.*	13,125	6,563,944

		40,282,292

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	51,217	6,256,157

Total Information Technology		159,022,132

Materials (2.5%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	20,928	5,887,884
Sherwin-Williams Co. (The)	4,328	3,194,107

		9,081,991

Metals & Mining (1.0%)
Allegheny Technologies, Inc.*	290,050	6,108,453

Total Materials		15,190,444

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Crown Castle International Corp. (REIT)	20,932	3,603,025
Equinix, Inc. (REIT)	9,833	6,682,409
Park Hotels & Resorts, Inc. (REIT)*	365,973	7,897,697

Total Real Estate		18,183,131

Utilities (2.3%)
Independent Power and Renewable Electricity Producers (1.5%)
AES Corp. (The)	325,541	8,727,754

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	222,316	5,035,457

Total Utilities		13,763,211

Total Investments in Securities (98.9%) (Cost $335,780,410)		593,356,596
Other Assets Less Liabilities (1.1%)		6,703,036

Net Assets (100%)		$600,059,632

*	Non-income producing.

Glossary:

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$69,633,946	$—	$—	$69,633,946
Consumer Discretionary	68,741,998	—	—	68,741,998
Consumer Staples	30,823,910	—	—	30,823,910
Energy	18,202,485	—	—	18,202,485
Financials	76,015,517	—	—	76,015,517
Health Care	59,634,940	—	—	59,634,940
Industrials	64,144,882	—	—	64,144,882
Information Technology	159,022,132	—	—	159,022,132
Materials	15,190,444	—	—	15,190,444
Real Estate	18,183,131	—	—	18,183,131
Utilities	13,763,211	—	—	13,763,211

Total Assets	$593,356,596	$—	$—	$593,356,596

Total Liabilities	$—	$—	$—	$—

Total	$593,356,596	$—	$—	$593,356,596

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,051,132
Aggregate gross unrealized depreciation	(7,392,531)

Net unrealized appreciation	$257,658,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$335,697,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Entertainment (3.0%)
Sea Ltd. (ADR)*	17,600	$3,928,848
Walt Disney Co. (The)*	46,482	8,576,859

		12,505,707

Interactive Media & Services (6.1%)
Facebook, Inc., Class A*	87,853	25,875,344

Media (1.3%)
Comcast Corp., Class A	101,182	5,474,958

Total Communication Services		43,856,009

Consumer Discretionary (20.4%)
Auto Components (1.7%)
Aptiv plc(x)*	50,009	6,896,241

Internet & Direct Marketing Retail (11.5%)
Alibaba Group Holding Ltd. (ADR)*	24,810	5,625,171
Amazon.com, Inc.*	11,936	36,930,939
Booking Holdings, Inc.*	2,607	6,073,893

		48,630,003

Specialty Retail (7.2%)
Advance Auto Parts, Inc.	36,490	6,695,550
Home Depot, Inc. (The)	33,525	10,233,506
Tractor Supply Co.	31,010	5,491,251
Ulta Beauty, Inc.*	26,014	8,042,749

		30,463,056

Total Consumer Discretionary		85,989,300

Consumer Staples (2.4%)
Beverages (2.4%)
Anheuser-Busch InBev SA/NV (ADR)(x)	59,524	3,741,083
Monster Beverage Corp.*	71,771	6,537,530

Total Consumer Staples		10,278,613

Health Care (13.0%)
Biotechnology (3.1%)
Amgen, Inc.	39,320	9,783,209
BioMarin Pharmaceutical, Inc.*	44,220	3,339,052

		13,122,261

Health Care Equipment & Supplies (1.3%)
Alcon, Inc.*	79,320	5,566,678

Health Care Providers & Services (3.6%)
UnitedHealth Group, Inc.	40,635	15,119,064

Life Sciences Tools & Services (2.6%)
Thermo Fisher Scientific, Inc.	23,827	10,874,166

Pharmaceuticals (2.4%)
Zoetis, Inc.	64,427	10,145,964

Total Health Care		54,828,133

Industrials (9.6%)
Aerospace & Defense (1.5%)
Raytheon Technologies Corp.	83,890	6,482,180

Air Freight & Logistics (2.3%)
United Parcel Service, Inc., Class B	57,418	9,760,486

Professional Services (1.8%)
IHS Markit Ltd.	80,653	7,805,597

Road & Rail (2.2%)
Uber Technologies, Inc.*	168,590	9,189,841

Trading Companies & Distributors (1.8%)
WW Grainger, Inc.	18,550	7,437,252

Total Industrials		40,675,356

Information Technology (40.3%)
IT Services (7.6%)
Akamai Technologies, Inc.*	56,530	5,760,407
Fidelity National Information
Services, Inc.	49,290	6,930,667
Visa, Inc., Class A	91,911	19,460,316

		32,151,390

Semiconductors & Semiconductor Equipment (9.2%)
ASML Holding NV (Registered) (NYRS)	9,090	5,611,802
NVIDIA Corp.	20,980	11,201,851
NXP Semiconductors NV	31,640	6,370,398
QUALCOMM, Inc.	79,560	10,548,860
Texas Instruments, Inc.	27,736	5,241,827

		38,974,738

Software (19.0%)
Adobe, Inc.*	27,819	13,224,318
Atlassian Corp. plc, Class A*	24,770	5,220,525
Microsoft Corp.	92,227	21,744,360
Nutanix, Inc., Class A*	96,390	2,560,118
Palo Alto Networks, Inc.*	26,270	8,460,516
salesforce.com, Inc.*	55,420	11,741,835
Splunk, Inc.*	47,085	6,379,076
VMware, Inc., Class A(x)*	38,101	5,732,296
Workday, Inc., Class A*	20,250	5,030,708

		80,093,752

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	156,514	19,118,185

Total Information Technology		170,338,065

Materials (1.4%)
Chemicals (1.4%)
Ecolab, Inc.	27,358	5,856,527

Total Materials		5,856,527

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	9,630	6,544,452

Total Real Estate		6,544,452

Total Common Stocks (99.1%) (Cost $206,635,169)		418,366,455

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $408,002.(xx)	$400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $7,045,640, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 5/15/42; total market value $7,186,553.(xx)	$7,045,640	$7,045,640
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		8,445,640

Total Short-Term Investments (2.0%) (Cost $8,445,640)		8,445,640

Total Investments in Securities (101.1%) (Cost $215,080,809)		426,812,095
Other Assets Less Liabilities (-1.1%)		(4,560,049)

Net Assets (100%)		$422,252,046

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $8,611,461. This was collateralized by $410,710 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $8,445,640 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,856,009	$—	$—	$43,856,009
Consumer Discretionary	85,989,300	—	—	85,989,300
Consumer Staples	10,278,613	—	—	10,278,613
Health Care	54,828,133	—	—	54,828,133
Industrials	40,675,356	—	—	40,675,356
Information Technology	170,338,065	—	—	170,338,065
Materials	5,856,527	—	—	5,856,527
Real Estate	6,544,452	—	—	6,544,452
Short-Term Investments
Repurchase Agreements	—	8,445,640	—	8,445,640

Total Assets	$418,366,455	$8,445,640	$—	$426,812,095

Total Liabilities	$—	$—	$—	$—

Total	$418,366,455	$8,445,640	$—	$426,812,095

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,798,048
Aggregate gross unrealized depreciation	(4,512,780)

Net unrealized appreciation	$210,285,268

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,526,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	24,151	$731,051
Lumen Technologies, Inc.	3,266	43,601
Verizon Communications, Inc.	13,963	811,948

		1,586,600

Entertainment (1.4%)
Activision Blizzard, Inc.	2,619	243,567
Electronic Arts, Inc.	957	129,549
Live Nation Entertainment, Inc.*	487	41,225
Netflix, Inc.*	1,497	780,925
Take-Two Interactive Software, Inc.*	381	67,323
Walt Disney Co. (The)*	6,136	1,132,215
Zynga, Inc., Class A*	196,130	2,002,487

		4,397,291

Interactive Media & Services (4.0%)
Alphabet, Inc., Class A*	1,017	2,097,583
Alphabet, Inc., Class C*	975	2,016,914
Bumble, Inc., Class A(x)*	7,530	469,721
Facebook, Inc., Class A*	8,135	2,396,002
Match Group, Inc.*	18,320	2,516,802
Pinterest, Inc., Class A*	31,050	2,298,631
Twitter, Inc.*	2,686	170,910

		11,966,563

Media (0.5%)
Charter Communications, Inc., Class A*	478	294,936
Comcast Corp., Class A	15,475	837,352
Discovery, Inc., Class A*	550	23,903
Discovery, Inc., Class C*	1,012	37,333
DISH Network Corp., Class A*	837	30,299
Fox Corp., Class A	1,148	41,454
Fox Corp., Class B	520	18,164
Interpublic Group of Cos., Inc. (The)	1,321	38,573
News Corp., Class A	1,396	35,500
News Corp., Class B	412	9,666
Omnicom Group, Inc.	713	52,869
Tribune Co. Litigation, Class 1C(r)*	24,151	—
ViacomCBS, Inc.	1,920	86,592

		1,506,641

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,977	247,698

Total Communication Services		19,704,793

Consumer Discretionary (13.5%)
Auto Components (0.6%)
Aptiv plc*	925	127,558
BorgWarner, Inc.	815	37,783
Fox Factory Holding Corp.*	13,070	1,660,674

		1,826,015

Automobiles (0.7%)
Ford Motor Co.*	13,217	161,908
General Motors Co.*	4,268	245,240
Tesla, Inc.*	2,597	1,734,614

		2,141,762

Distributors (0.0%)
Genuine Parts Co.	504	58,257
LKQ Corp.*	969	41,018
Pool Corp.	136	46,953

		146,228

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.*	704	61,565
Carnival Corp.*	2,698	71,605
Chipotle Mexican Grill, Inc.*	93	132,136
Darden Restaurants, Inc.	443	62,906
Domino’s Pizza, Inc.	131	48,180
Hilton Worldwide Holdings, Inc.*	939	113,544
Las Vegas Sands Corp.*	1,096	66,593
Marriott International, Inc., Class A*	891	131,966
McDonald’s Corp.	2,525	565,953
MGM Resorts International	1,399	53,148
Norwegian Cruise Line Holdings Ltd.(x)*	1,228	33,881
Penn National Gaming, Inc.*	503	52,735
Royal Caribbean Cruises Ltd.*	750	64,208
Starbucks Corp.	3,978	434,676
Wynn Resorts Ltd.*	366	45,885
Yum! Brands, Inc.	1,033	111,750

		2,050,731

Household Durables (0.4%)
DR Horton, Inc.	1,119	99,725
Garmin Ltd.	505	66,584
Leggett & Platt, Inc.	452	20,634
Lennar Corp., Class A	935	94,650
Mohawk Industries, Inc.*	194	37,308
Newell Brands, Inc.	1,304	34,921
NVR, Inc.*	12	56,531
PulteGroup, Inc.	944	49,504
Purple Innovation, Inc.*	21,820	690,603
Whirlpool Corp.	223	49,138

		1,199,598

Internet & Direct Marketing Retail (4.9%)
Alibaba Group Holding Ltd. (ADR)*	6,430	1,457,874
Amazon.com, Inc.*	1,448	4,480,228
Booking Holdings, Inc.*	139	323,848
Chewy, Inc., Class A*	14,520	1,229,989
DoorDash, Inc., Class A(x)*	1,800	236,034
eBay, Inc.	2,186	133,871
Etsy, Inc.*	426	85,911
Expedia Group, Inc.*	18,163	3,126,216
MercadoLibre, Inc.*	2,545	3,746,596

		14,820,567

Leisure Products (0.0%)
Hasbro, Inc.	449	43,158

Multiline Retail (0.2%)
Dollar General Corp.	830	168,174
Dollar Tree, Inc.*	784	89,737
Target Corp.	1,697	336,125

		594,036

Specialty Retail (5.0%)
Advance Auto Parts, Inc.	210	38,533
American Eagle Outfitters, Inc.(x)	91,500	2,675,460
AutoZone, Inc.*	75	105,322
Best Buy Co., Inc.	779	89,437
CarMax, Inc.*	550	72,963
Carvana Co.*	12,690	3,329,856
Gap, Inc. (The)*	743	22,127
Home Depot, Inc. (The)	3,636	1,109,889
L Brands, Inc.*	815	50,416
Lowe’s Cos., Inc.	17,423	3,313,506
O’Reilly Automotive, Inc.*	232	117,682
Ross Stores, Inc.	25,777	3,090,920
Shift Technologies, Inc.(x)*	24,660	205,171
TJX Cos., Inc. (The)	4,069	269,164
Tractor Supply Co.	393	69,592
Ulta Beauty, Inc.*	192	59,361
Vroom, Inc.*	11,720	456,963

		15,076,362

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	28,980	2,331,441
Hanesbrands, Inc.	1,180	23,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	4,300	$571,427
PVH Corp.*	231	24,417
Ralph Lauren Corp.*	170	20,937
Tapestry, Inc.*	918	37,831
Under Armour, Inc., Class A*	669	14,825
Under Armour, Inc., Class C*	702	12,959
VF Corp.	1,093	87,352

		3,124,400

Total Consumer Discretionary		41,022,857

Consumer Staples (5.6%)
Beverages (1.9%)
Brown-Forman Corp., Class B	641	44,210
Coca-Cola Co. (The)	13,108	690,923
Constellation Brands, Inc., Class A	9,705	2,212,740
Molson Coors Beverage Co., Class B*	604	30,895
Monster Beverage Corp.*	24,172	2,201,827
PepsiCo, Inc.	4,658	658,874

		5,839,469

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	6,560	1,418,206
Costco Wholesale Corp.	1,495	526,958
Kroger Co. (The)	2,578	92,782
Performance Food Group Co.*	62,090	3,577,005
Sysco Corp.	1,726	135,905
Walgreens Boots Alliance, Inc.	2,426	133,187
Walmart, Inc.	4,673	634,734

		6,518,777

Food Products (0.6%)
Archer-Daniels-Midland Co.	1,897	108,129
Campbell Soup Co.	683	34,334
Conagra Brands, Inc.	1,652	62,115
General Mills, Inc.	2,050	125,706
Hershey Co. (The)	509	80,504
Hormel Foods Corp.	898	42,907
JM Smucker Co. (The)	369	46,690
Kellogg Co.	864	54,691
Kraft Heinz Co. (The)	2,240	89,600
Lamb Weston Holdings, Inc.	481	37,268
McCormick & Co., Inc. (Non- Voting)	852	75,964
Mondelez International, Inc., Class A	4,776	279,539
Tyson Foods, Inc., Class A	997	74,077
Vital Farms, Inc.(x)*	30,930	675,511

		1,787,035

Household Products (0.5%)
Church & Dwight Co., Inc.	847	73,985
Clorox Co. (The)	425	81,974
Colgate-Palmolive Co.	2,860	225,454
Kimberly-Clark Corp.	1,136	157,961
Procter & Gamble Co. (The)	8,329	1,127,996

		1,667,370

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	780	226,863

Tobacco (0.3%)
Altria Group, Inc.	6,299	322,257
Philip Morris International, Inc.	5,278	468,370

		790,627

Total Consumer Staples		16,830,141

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,466	53,290
Halliburton Co.	2,992	64,208
NOV, Inc.*	1,404	19,263
Schlumberger NV	4,729	128,582

		265,343

Oil, Gas & Consumable Fuels (1.7%)
APA Corp.*	1,278	22,876
Cabot Oil & Gas Corp.	1,351	25,372
Chevron Corp.	6,524	683,650
ConocoPhillips	4,582	242,709
Devon Energy Corp.	2,028	44,312
Diamondback Energy, Inc.	578	42,477
EOG Resources, Inc.	1,972	143,029
Exxon Mobil Corp.	14,330	800,044
Hess Corp.	924	65,382
HollyFrontier Corp.	541	19,357
Kinder Morgan, Inc.	6,585	109,640
Marathon Oil Corp.	2,497	26,668
Marathon Petroleum Corp.	2,185	116,876
Occidental Petroleum Corp.	2,836	75,494
ONEOK, Inc.	1,505	76,243
Phillips 66	1,483	120,924
Pioneer Natural Resources Co.	14,806	2,351,489
Valero Energy Corp.	1,370	98,092
Williams Cos., Inc. (The)	4,039	95,684

		5,160,318

Total Energy		5,425,661

Financials (9.0%)
Banks (3.1%)
Bank of America Corp.	25,696	994,178
Citigroup, Inc.	7,056	513,324
Citizens Financial Group, Inc.	1,464	64,635
Comerica, Inc.	451	32,355
Fifth Third Bancorp	2,405	90,067
First Republic Bank	11,485	1,915,124
Huntington Bancshares, Inc.	3,408	53,574
JPMorgan Chase & Co.	10,308	1,569,187
KeyCorp	3,331	66,553
M&T Bank Corp.	439	66,557
People’s United Financial, Inc.	1,439	25,758
PNC Financial Services Group, Inc. (The)‡	1,423	249,608
Regions Financial Corp.	3,348	69,170
SVB Financial Group*	176	86,884
Truist Financial Corp.	46,409	2,706,573
US Bancorp	4,582	253,430
Wells Fargo & Co.	13,926	544,089
Zions Bancorp NA	555	30,503

		9,331,569

Capital Markets (3.9%)
Altimeter Growth Corp.(x)*	53,080	648,638
Altimeter Growth Corp., Class A(x)*	52,000	539,760
Ameriprise Financial, Inc.	393	91,353
Bank of New York Mellon Corp. (The)	2,757	130,378
BlackRock, Inc.‡	480	361,901
Cboe Global Markets, Inc.	363	35,824
Charles Schwab Corp. (The)	5,056	329,550
CME Group, Inc.	1,217	248,548
Dragoneer Growth Opportunities Corp.*	67,830	705,432
Dragoneer Growth Opportunities Corp. II, Class A*	72,500	745,300
Edify Acquisition Corp.*	35,770	355,911
Franklin Resources, Inc.	923	27,321
Goldman Sachs Group, Inc. (The)	1,166	381,282
GS Acquisition Holdings Corp. II*	36,870	404,833
Intercontinental Exchange, Inc.	1,906	212,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	1,357	$34,223
KKR & Co., Inc., Class A	57,560	2,811,806
MarketAxess Holdings, Inc.	127	63,236
Moody’s Corp.	547	163,340
Morgan Stanley	5,084	394,823
MSCI, Inc.	281	117,818
Nasdaq, Inc.	389	57,362
Northern Trust Corp.	706	74,208
Raymond James Financial, Inc.	413	50,617
S&P Global, Inc.	815	287,589
Soaring Eagle Acquisition Corp.*	164,000	1,659,680
State Street Corp.	1,216	102,156
SVF Investment Corp.(x)*	71,910	759,370
T. Rowe Price Group, Inc.	771	132,304

		11,927,425

Consumer Finance (0.2%)
American Express Co.	2,210	312,582
Capital One Financial Corp.	1,541	196,062
Discover Financial Services	1,037	98,505
Synchrony Financial	1,837	74,692

		681,841

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	6,449	1,647,526

Insurance (1.2%)
Aflac, Inc.	2,166	110,856
Allstate Corp. (The)	1,019	117,083
American Equity Investment Life Holding Co.	45,440	1,432,723
American International Group, Inc.	2,919	134,887
Aon plc, Class A	772	177,645
Arthur J Gallagher & Co.	671	83,721
Assurant, Inc.	193	27,362
Chubb Ltd.	1,510	238,535
Cincinnati Financial Corp.	517	53,297
Everest Re Group Ltd.	135	33,454
Globe Life, Inc.	324	31,308
Hartford Financial Services Group, Inc. (The)	1,217	81,283
Lincoln National Corp.	610	37,985
Loews Corp.	768	39,383
Marsh & McLennan Cos., Inc.	1,719	209,374
MetLife, Inc.	2,543	154,589
Principal Financial Group, Inc.	841	50,426
Progressive Corp. (The)	1,985	189,786
Prudential Financial, Inc.	1,327	120,890
Travelers Cos., Inc. (The)	857	128,893
Unum Group	658	18,312
W R Berkley Corp.	502	37,826
Willis Towers Watson plc	436	99,792

		3,609,410

Total Financials		27,197,771

Health Care (10.5%)
Biotechnology (1.2%)
AbbVie, Inc.	5,953	644,234
Alexion Pharmaceuticals, Inc.*	728	111,319
Amgen, Inc.	1,953	485,926
Biogen, Inc.*	515	144,071
Caris Life Sciences, Inc.(r)*	69,480	132,360
Gilead Sciences, Inc.	4,248	274,548
Incyte Corp.*	631	51,281
Regeneron Pharmaceuticals, Inc.*	358	169,384
Ultragenyx Pharmaceutical, Inc.*	11,070	1,260,430
Vertex Pharmaceuticals, Inc.*	881	189,318

		3,462,871

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	5,978	716,403
ABIOMED, Inc.*	156	49,722
Align Technology, Inc.*	241	130,509
Baxter International, Inc.	1,708	144,053
Becton Dickinson and Co.	983	239,016
Boston Scientific Corp.*	4,765	184,167
Cooper Cos., Inc. (The)	169	64,911
Danaher Corp.	2,143	482,346
Dentsply Sirona, Inc.	762	48,623
Dexcom, Inc.*	322	115,723
Edwards Lifesciences Corp.*	2,112	176,648
Hologic, Inc.*	871	64,785
IDEXX Laboratories, Inc.*	290	141,900
Insulet Corp.*	9,580	2,499,614
Intuitive Surgical, Inc.*	398	294,098
Medtronic plc	4,562	538,909
ResMed, Inc.	487	94,488
SmileDirectClub, Inc.*	35,910	370,232
STERIS plc	291	55,430
Stryker Corp.	1,108	269,887
Teleflex, Inc.	158	65,643
Varian Medical Systems, Inc.*	324	57,196
West Pharmaceutical Services, Inc.	249	70,163
Zimmer Biomet Holdings, Inc.	704	112,696

		6,987,162

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	507	59,861
Anthem, Inc.	829	297,570
Cardinal Health, Inc.	996	60,507
Centene Corp.*	1,955	124,944
Cigna Corp.	1,190	287,671
CVS Health Corp.	4,436	333,720
DaVita, Inc.*	240	25,865
HCA Healthcare, Inc.	893	168,188
Henry Schein, Inc.*	476	32,958
Humana, Inc.	436	182,793
Laboratory Corp. of America Holdings*	330	84,160
McKesson Corp.	530	103,371
Quest Diagnostics, Inc.	465	59,678
Surgery Partners, Inc.*	74,340	3,290,288
UnitedHealth Group, Inc.	3,197	1,189,508
Universal Health Services, Inc., Class B	277	36,949

		6,338,031

Health Care Technology (0.6%)
Cerner Corp.	1,043	74,971
Teladoc Health, Inc.*	8,661	1,574,137

		1,649,108

Life Sciences Tools & Services (2.7%)
Agilent Technologies, Inc.	1,027	130,573
Bio-Rad Laboratories, Inc., Class A*	2,778	1,586,710
Charles River Laboratories International, Inc.*	3,510	1,017,303
Illumina, Inc.*	495	190,110
IQVIA Holdings, Inc.*	638	123,223
Mettler-Toledo International, Inc.*	79	91,300
PerkinElmer, Inc.	10,665	1,368,213
Syneos Health, Inc.*	40,780	3,093,163
Thermo Fisher Scientific, Inc.	1,332	607,898
Waters Corp.*	213	60,528

		8,269,021

Pharmaceuticals (1.6%)
Bristol-Myers Squibb Co.	7,578	478,399
Catalent, Inc.*	566	59,605
Eli Lilly and Co.	2,691	502,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Therapeutics plc*	8,490	$781,419
Johnson & Johnson	8,891	1,461,236
Merck & Co., Inc.	8,530	657,578
Perrigo Co. plc	419	16,957
Pfizer, Inc.	18,838	682,501
Viatris, Inc.*	4,143	57,878
Zoetis, Inc.	1,611	253,700

		4,952,006

Total Health Care		31,658,199

Industrials (11.4%)
Aerospace & Defense (1.1%)
Boeing Co. (The)*	1,856	472,760
General Dynamics Corp.	771	139,983
Howmet Aerospace, Inc.*	1,254	40,291
Huntington Ingalls Industries, Inc.	141	29,025
L3Harris Technologies, Inc.	7,485	1,517,060
Lockheed Martin Corp.	834	308,163
Northrop Grumman Corp.	528	170,882
Raytheon Technologies Corp.	5,147	397,709
Teledyne Technologies, Inc.*	129	53,361
Textron, Inc.	807	45,256
TransDigm Group, Inc.*	181	106,413

		3,280,903

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	433	41,321
Expeditors International of Washington, Inc.	583	62,783
FedEx Corp.	833	236,605
United Parcel Service, Inc., Class B	2,445	415,626
XPO Logistics, Inc.*	23,030	2,839,599

		3,595,934

Airlines (0.1%)
Alaska Air Group, Inc.*	421	29,137
American Airlines Group, Inc.(x)*	2,210	52,819
Delta Air Lines, Inc.*	2,158	104,188
Southwest Airlines Co.*	1,998	121,998
United Airlines Holdings, Inc.*	1,077	61,971

		370,113

Building Products (1.1%)
A O Smith Corp.	458	30,965
Allegion plc	299	37,560
Carrier Global Corp.	2,769	116,907
Fortune Brands Home & Security, Inc.	469	44,940
Johnson Controls International plc	2,436	145,356
Masco Corp.	854	51,155
Trane Technologies plc	802	132,779
Trex Co., Inc.*	31,700	2,901,818

		3,461,480

Commercial Services & Supplies (1.0%)
Cintas Corp.	296	101,028
Copart, Inc.*	22,558	2,450,024
Paycor, Inc.(r)*	12	315,000
Republic Services, Inc.	712	70,737
Rollins, Inc.	718	24,714
Waste Management, Inc.	1,318	170,048

		3,131,551

Construction & Engineering (0.5%)
Quanta Services, Inc.	473	41,615
WillScot Mobile Mini Holdings Corp.*	58,060	1,611,165

		1,652,780

Electrical Equipment (2.4%)
AMETEK, Inc.	787	100,523
Array Technologies, Inc.*	26,480	789,634
Eaton Corp. plc	1,353	187,093
Emerson Electric Co.	2,027	182,876
Generac Holdings, Inc.*	213	69,747
nVent Electric plc	30,450	849,859
Regal Beloit Corp.	9,750	1,391,130
Rockwell Automation, Inc.	389	103,256
Shoals Technologies Group, Inc., Class A*	41,300	1,436,414
Vertiv Holdings Co., Class A	100,820	2,016,400

		7,126,932

Industrial Conglomerates (0.5%)
3M Co.	1,955	376,689
General Electric Co.	29,689	389,816
Honeywell International, Inc.	2,352	510,549
Roper Technologies, Inc.	349	140,766

		1,417,820

Machinery (1.0%)
Brain Corp.(r)*	52,300	207,893
Caterpillar, Inc.	1,841	426,873
Cummins, Inc.	501	129,814
Deere & Co.	1,062	397,337
Dover Corp.	487	66,782
Fortive Corp.	1,139	80,459
IDEX Corp.	264	55,260
Illinois Tool Works, Inc.	976	216,204
Ingersoll Rand, Inc.*	1,261	62,054
Otis Worldwide Corp.	1,392	95,282
PACCAR, Inc.	1,173	108,995
Parker-Hannifin Corp.	437	137,843
Pentair plc	562	35,024
Snap-on, Inc.	183	42,225
Stanley Black & Decker, Inc.	543	108,421
Tennant Co.	8,020	640,718
Westinghouse Air Brake Technologies Corp.	596	47,179
Xylem, Inc.	611	64,265

		2,922,628

Professional Services (0.2%)
Equifax, Inc.	417	75,531
IHS Markit Ltd.	1,245	120,491
Jacobs Engineering Group, Inc.	448	57,913
Leidos Holdings, Inc.	469	45,156
Nielsen Holdings plc	1,220	30,683
Robert Half International, Inc.	359	28,027
Verisk Analytics, Inc.	551	97,356

		455,157

Road & Rail (1.2%)
CSX Corp.	2,554	246,257
JB Hunt Transport Services, Inc.	293	49,245
Kansas City Southern	300	79,176
Norfolk Southern Corp.	852	228,779
Old Dominion Freight Line, Inc.	324	77,893
Uber Technologies, Inc.*	47,540	2,591,405
Union Pacific Corp.	2,266	499,449

		3,772,204

Trading Companies & Distributors (1.1%)
Fastenal Co.	1,941	97,594
H&E Equipment Services, Inc.	37,430	1,422,340
MSC Industrial Direct Co., Inc., Class A	17,970	1,620,714
United Rentals, Inc.*	245	80,681
WW Grainger, Inc.	146	58,536

		3,279,865

Total Industrials		34,467,367

Information Technology (23.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	188	56,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	14,252	$736,971
F5 Networks, Inc.*	218	45,479
Juniper Networks, Inc.	1,114	28,218
Motorola Solutions, Inc.	572	107,564

		974,987

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,026	133,655
CDW Corp.	485	80,389
Corning, Inc.	2,596	112,952
FLIR Systems, Inc.	444	25,073
IPG Photonics Corp.*	121	25,524
Keysight Technologies, Inc.*	625	89,625
nLight, Inc.*	33,950	1,099,980
TE Connectivity Ltd.	1,119	144,474
Trimble, Inc.*	847	65,888
Zebra Technologies Corp., Class A*	181	87,817

		1,865,377

IT Services (4.5%)
Accenture plc, Class A	2,147	593,109
Akamai Technologies, Inc.*	552	56,249
Automatic Data Processing, Inc.	1,453	273,847
Broadridge Financial Solutions, Inc.	389	59,556
Cognizant Technology Solutions Corp., Class A	1,784	139,366
DXC Technology Co.*	906	28,322
Fidelity National Information Services, Inc.	2,103	295,703
Fiserv, Inc.*	1,949	232,009
FleetCor Technologies, Inc.*	276	74,142
Gartner, Inc.*	308	56,225
Global Payments, Inc.	999	201,378
International Business Machines Corp.	3,020	402,445
Jack Henry & Associates, Inc.	271	41,116
Mastercard, Inc., Class A	2,965	1,055,688
Paychex, Inc.	1,087	106,548
PayPal Holdings, Inc.*	3,957	960,918
Shopify, Inc., Class A*	3,616	4,001,104
VeriSign, Inc.*	336	66,783
Visa, Inc., Class A	5,731	1,213,425
Western Union Co. (The)	1,390	34,277
Wix.com Ltd.*	13,130	3,666,159

		13,558,369

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	4,118	323,263
Analog Devices, Inc.	1,229	190,593
Applied Materials, Inc.	3,095	413,492
Broadcom, Inc.	1,381	640,314
Enphase Energy, Inc.*	449	72,810
Intel Corp.	13,742	879,488
KLA Corp.	523	172,799
Lam Research Corp.	481	286,310
Maxim Integrated Products, Inc.	907	82,873
Microchip Technology, Inc.	911	141,405
Micron Technology, Inc.*	3,773	332,816
Monolithic Power Systems, Inc.	144	50,862
NVIDIA Corp.	4,528	2,417,635
NXP Semiconductors NV	937	188,656
ON Semiconductor Corp.*	30,780	1,280,756
Qorvo, Inc.*	394	71,984
QUALCOMM, Inc.	3,859	511,665
Skyworks Solutions, Inc.	557	102,198
Teradyne, Inc.	564	68,628
Texas Instruments, Inc.	3,111	587,948
Universal Display Corp.	3,180	752,929
Xilinx, Inc.	823	101,970

		9,671,394

Software (11.5%)
Adobe, Inc.*	7,478	3,554,817
ANSYS, Inc.*	288	97,793
Autodesk, Inc.*	745	206,477
Avaya Holdings Corp.*	131	3,672
Cadence Design Systems, Inc.*	952	130,414
Citrix Systems, Inc.	424	59,513
Cornerstone OnDemand, Inc.*	25,960	1,131,337
Datadog, Inc., Class A*	11,020	918,407
DocuSign, Inc.*	22,190	4,492,365
Dynatrace, Inc.*	14,500	699,480
Fortinet, Inc.*	15,338	2,828,634
HubSpot, Inc.*	4,520	2,053,029
Intuit, Inc.	926	354,714
JFrog Ltd.(x)*	8,790	390,012
Microsoft Corp.	25,510	6,014,493
New Relic, Inc.*	18,520	1,138,610
NortonLifeLock, Inc.	2,028	43,115
Oracle Corp.	6,273	440,176
Paycom Software, Inc.*	166	61,430
salesforce.com, Inc.*	3,101	657,009
ServiceNow, Inc.*	9,651	4,826,562
Sprout Social, Inc., Class A*	20,328	1,174,145
Synopsys, Inc.*	521	129,093
Tyler Technologies, Inc.*	137	58,161
Varonis Systems, Inc.*	26,190	1,344,595
Workday, Inc., Class A*	5,010	1,244,634
Yext, Inc.*	61,061	884,163

		34,936,850

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	80,824	9,872,652
Hewlett Packard Enterprise Co.	4,401	69,272
HP, Inc.	4,236	134,493
NetApp, Inc.	766	55,665
Seagate Technology plc	679	52,113
Western Digital Corp.	1,035	69,086

		10,253,281

Total Information Technology		71,260,258

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	749	210,724
Albemarle Corp.	394	57,567
Celanese Corp.	379	56,778
CF Industries Holdings, Inc.	736	33,400
Corteva, Inc.	2,485	115,851
Dow, Inc.	2,500	159,850
DuPont de Nemours, Inc.	1,817	140,418
Eastman Chemical Co.	454	49,994
Ecolab, Inc.	842	180,247
FMC Corp.	452	49,996
International Flavors & Fragrances, Inc.	844	117,831
Linde plc	1,766	494,727
LyondellBasell Industries NV, Class A	870	90,523
Mosaic Co. (The)	1,129	35,688
PPG Industries, Inc.	801	120,358
Sherwin-Williams Co. (The)	272	200,739

		2,114,691

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	210	70,522
Summit Materials, Inc., Class A*	74,480	2,086,930
Vulcan Materials Co.	447	75,431

		2,232,883

Containers & Packaging (0.1%)
Amcor plc	5,362	62,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	290	$53,258
Ball Corp.	1,126	95,417
International Paper Co.	1,330	71,913
Packaging Corp. of America	336	45,185
Sealed Air Corp.	552	25,293
Westrock Co.	891	46,377

		400,071

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	4,924	162,147
Newmont Corp.	2,723	164,115
Nucor Corp.	1,021	81,956

		408,218

Total Materials		5,155,863

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	436	71,635
American Tower Corp. (REIT)	1,506	360,024
AvalonBay Communities, Inc. (REIT)	472	87,089
Boston Properties, Inc. (REIT)	476	48,200
Crown Castle International Corp. (REIT)	1,462	251,654
Digital Realty Trust, Inc. (REIT)	14,584	2,054,010
Duke Realty Corp. (REIT)	1,287	53,964
Equinix, Inc. (REIT)	298	202,518
Equity Residential (REIT)	1,160	83,091
Essex Property Trust, Inc. (REIT)	220	59,805
Extra Space Storage, Inc. (REIT)	445	58,985
Federal Realty Investment Trust (REIT)	236	23,942
Healthpeak Properties, Inc. (REIT)	1,832	58,148
Host Hotels & Resorts, Inc. (REIT)*	2,478	41,754
Iron Mountain, Inc. (REIT)	962	35,604
Kimco Realty Corp. (REIT)	1,463	27,431
Lamar Advertising Co. (REIT), Class A	15,210	1,428,523
Mid-America Apartment Communities, Inc. (REIT)	390	56,300
Prologis, Inc. (REIT)	2,505	265,530
Public Storage (REIT)	514	126,835
Realty Income Corp. (REIT)	1,263	80,200
Regency Centers Corp. (REIT)	516	29,262
SBA Communications Corp. (REIT)	12,927	3,587,889
Simon Property Group, Inc. (REIT)	1,111	126,398
UDR, Inc. (REIT)	1,031	45,220
Ventas, Inc. (REIT)	1,256	66,995
Vornado Realty Trust (REIT)	541	24,556
Welltower, Inc. (REIT)	1,425	102,073
Weyerhaeuser Co. (REIT)	2,493	88,751

		9,546,386

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	29,546	2,337,384

Total Real Estate		11,883,770

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	833	45,115
American Electric Power Co., Inc.	1,677	142,042
Duke Energy Corp.	2,600	250,978
Edison International	1,302	76,297
Entergy Corp.	675	67,142
Evergy, Inc.	733	43,636
Eversource Energy	1,163	100,704
Exelon Corp.	3,260	142,593
FirstEnergy Corp.	1,844	63,968
NextEra Energy, Inc.	6,640	502,050
NRG Energy, Inc.	828	31,241
Pinnacle West Capital Corp.	370	30,100
PPL Corp.	2,644	76,253
Southern Co. (The)	3,580	222,533
Xcel Energy, Inc.	1,818	120,915

		1,915,567

Gas Utilities (0.0%)
Atmos Energy Corp.	433	42,802

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,288	61,341

Multi-Utilities (0.3%)
Ameren Corp.	869	70,702
CenterPoint Energy, Inc.	1,889	42,786
CMS Energy Corp.	980	59,996
Consolidated Edison, Inc.	1,158	86,618
Dominion Energy, Inc.	2,719	206,535
DTE Energy Co.	644	85,742
NiSource, Inc.	1,288	31,054
Public Service Enterprise Group, Inc.	1,708	102,839
Sempra Energy	1,023	135,629
WEC Energy Group, Inc.	1,056	98,831

		920,732

Water Utilities (0.0%)
American Water Works Co., Inc.	613	91,901

Total Utilities		3,032,343

Total Common Stocks (88.4%) (Cost $151,945,156)		267,639,023

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Internet & Direct Marketing Retail (0.1%)
DataRobot, Inc.
0.000%(r)*	22,891	212,714

Total Preferred Stock (0.1%) (Cost $300,834)		212,714

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Industrials (0.3%)
Electrical Equipment (0.3%)
Bloom Energy Corp.
2.500%, 8/15/25§	$430,000	787,600

Total Industrials		787,600

Corporate Bond (0.0%)
Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 10/1/21(r)	5,264,099	—

Total Utilities		—

Total Long-Term Debt Securities (0.3%) (Cost $430,000)		787,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (9.3%)
JPMorgan Prime Money Market Fund, IM Shares	28,275,680	$28,289,818

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,695,663, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 5/15/42; total market value $1,729,576.(xx)	1,695,663	1,695,663

Total Repurchase Agreements		1,795,663

Total Short-Term Investments (9.9%) (Cost $30,085,163)		30,085,481

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Exchange Traded Funds (0.0%)
Farfetch Ltd. ETF 04/16/2021 at USD 50.00, American Style Notional Amount: USD 402,952 Exchange Traded*	76	34,200
Universal Display Corp. ETF 06/18/2021 at USD 220.00, American Style Notional Amount: USD 449,863 Exchange Traded*	19	54,397

		88,597

Total Options Purchased (0.0%) (Cost $39,477)		88,597

Total Investments in Securities (98.7%) (Cost $182,800,630)		298,813,415
Other Assets Less Liabilities (1.3%)		3,812,742

Net Assets (100%)		$302,626,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $787,600 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $3,737,365. This was collateralized by $1,958,276 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $1,795,663 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,423	215,007	—	(3,516)	578	37,539	249,608	1,659	—
Capital Markets
BlackRock, Inc.	480	346,339	—	—	—	15,562	361,901	1,982	—

Total		561,346	—	(3,516)	578	53,101	611,509	3,641	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	169	6/2021	USD	33,524,530	314,899

					314,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Written Call Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
SmileDirectClub, Inc.	Exchange Traded	359	USD (370,129)	USD 13.50	4/23/2021	(2,872)

						(2,872)

Written Put Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Farfetch Ltd.	Exchange Traded	76	USD (402,952)	USD 40.00	4/16/2021	(1,520)

						(1,520)

Total Written Options Contracts (Premiums Received ($ 28,098))						(4,392)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$19,704,793	$—	$—	(a)	$19,704,793
Consumer Discretionary	41,022,857	—	—		41,022,857
Consumer Staples	16,830,141	—	—		16,830,141
Energy	5,425,661	—	—		5,425,661
Financials	27,197,771	—	—		27,197,771
Health Care	31,525,839	—	132,360		31,658,199
Industrials	33,944,474	—	522,893		34,467,367
Information Technology	71,260,258	—	—		71,260,258
Materials	5,155,863	—	—		5,155,863
Real Estate	11,883,770	—	—		11,883,770
Utilities	3,032,343	—	—		3,032,343
Convertible Bond
Industrials	—	787,600	—		787,600
Corporate Bond
Utilities	—	—	—	(a)	— (a)
Futures	314,899	—	—		314,899
Options Purchased
Call Options	88,597	—	—		88,597
Preferred Stock
Consumer Discretionary	—	—	212,714		212,714
Short-Term Investments
Investment Company	28,289,818	—	—		28,289,818
Repurchase Agreements	—	1,795,663	—		1,795,663

Total Assets	$295,677,084	$2,583,263	$867,967		$299,128,314

Liabilities:
Options Written
Call Options Written	$(2,872)	$—	$—		$(2,872)
Put Options Written	(1,520)	—	—		(1,520)

Total Liabilities	$(4,392)	$—	$—		$(4,392)

Total	$295,672,692	$2,583,263	$867,967		$299,123,922

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,127,020
Aggregate gross unrealized depreciation	(3,203,147)

Net unrealized appreciation	$114,923,873

Federal income tax cost of investments in securities and derivative instruments, if applicable	$184,200,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	1,239,178	$37,509,918
Bandwidth, Inc., Class A*	3,300	418,242
Cogent Communications Holdings, Inc.	4,100	281,916
Iridium Communications, Inc.*	18,800	775,500
Liberty Latin America Ltd., Class C*	3,934	51,064
Lumen Technologies, Inc.	194,275	2,593,571
Verizon Communications, Inc.	711,994	41,402,451
Vonage Holdings Corp.*	23,200	274,224

		83,306,886

Entertainment (2.0%)
Activision Blizzard, Inc.	133,300	12,396,900
Electronic Arts, Inc.	49,800	6,741,426
Liberty Media Corp.-Liberty Formula One, Class A*	4,100	156,702
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,763,981
Live Nation Entertainment, Inc.*	25,200	2,133,180
Madison Square Garden Entertainment Corp.*	3,000	245,400
Madison Square Garden Sports Corp., Class A*	2,229	400,016
Netflix, Inc.*	73,900	38,550,674
Playtika Holding Corp.*	13,138	357,485
Roku, Inc.*	18,500	6,026,745
Spotify Technology SA*	23,000	6,162,850
Take-Two Interactive Software, Inc.*	21,800	3,852,060
Walt Disney Co. (The)*	312,239	57,614,340
Zynga, Inc., Class A*	165,300	1,687,713

		138,089,472

Interactive Media & Services (5.2%)
Alphabet, Inc., Class A*	51,825	106,890,099
Alphabet, Inc., Class C*	50,219	103,884,530
Cargurus, Inc.*	15,500	369,365
Facebook, Inc., Class A*	412,600	121,523,078
IAC/InterActiveCorp*	14,850	3,212,204
Match Group, Inc.*	38,698	5,316,331
MediaAlpha, Inc., Class A*	3,000	106,290
Pinterest, Inc., Class A*	73,200	5,418,996
TripAdvisor, Inc.*	20,000	1,075,800
Twitter, Inc.*	136,300	8,672,769
Zillow Group, Inc., Class A*	10,600	1,392,628
Zillow Group, Inc., Class C*	23,524	3,049,651

		360,911,741

Media (1.3%)
Altice USA, Inc., Class A*	64,100	2,085,173
Cable One, Inc.	900	1,645,524
Cardlytics, Inc.*	4,600	504,620
Charter Communications, Inc., Class A*	25,275	15,595,180
Comcast Corp., Class A	787,448	42,608,811
Discovery, Inc., Class A(x)*	26,800	1,164,728
Discovery, Inc., Class C*	57,209	2,110,440
DISH Network Corp., Class A*	47,529	1,720,550
Fox Corp., Class A	57,308	2,069,392
Fox Corp., Class B	32,333	1,129,391
Interpublic Group of Cos., Inc. (The)	77,600	2,265,920
John Wiley & Sons, Inc., Class A	3,500	189,700
Liberty Broadband Corp., Class A*	5,100	740,265
Liberty Broadband Corp., Class C*	27,725	4,162,909
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,088,644
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,515,840
New York Times Co. (The), Class A	31,600	1,599,592
News Corp., Class A	66,861	1,700,275
News Corp., Class B	13,800	323,748
Nexstar Media Group, Inc., Class A	9,772	1,372,282
Omnicom Group, Inc.	42,600	3,158,790
Sinclair Broadcast Group, Inc., Class A	8,500	248,710
Sirius XM Holdings, Inc.(x)	276,240	1,682,302
TEGNA, Inc.	38,500	724,955
ViacomCBS, Inc.	95,316	4,298,752

		95,706,493

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	97,620
T-Mobile US, Inc.*	97,303	12,191,093
United States Cellular Corp.*	2,300	83,904

		12,372,617

Total Communication Services		690,387,209

Consumer Discretionary (12.2%)
Auto Components (0.2%)
Adient plc*	15,253	674,182
Aptiv plc*	47,600	6,564,040
BorgWarner, Inc.	46,560	2,158,522
Cooper-Standard Holdings, Inc.*	3,600	130,752
Dana, Inc.	19,100	464,703
Dorman Products, Inc.*	2,500	256,600
Fox Factory Holding Corp.*	6,900	876,714
Gentex Corp.	56,600	2,018,922
Gentherm, Inc.*	4,200	311,262
Goodyear Tire & Rubber Co. (The)*	39,400	692,258
LCI Industries	3,100	410,068
Lear Corp.	10,600	1,921,250
Visteon Corp.*	4,100	499,995

		16,979,268

Automobiles (1.6%)
Ford Motor Co.*	688,936	8,439,466
General Motors Co.*	224,700	12,911,262
Harley-Davidson, Inc.	35,950	1,441,595
Tesla, Inc.*	130,600	87,231,658
Thor Industries, Inc.	10,700	1,441,718
Workhorse Group, Inc.(x)*	16,200	223,074

		111,688,773

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	143,153
Genuine Parts Co.	25,600	2,959,104
LKQ Corp.*	59,300	2,510,169
Pool Corp.	7,700	2,658,348

		8,270,774

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	1,100	43,494
Bright Horizons Family Solutions, Inc.*	12,000	2,057,400
Chegg, Inc.*	20,100	1,721,766
frontdoor, Inc.*	15,900	854,625
Graham Holdings Co., Class B	900	506,196
Grand Canyon Education, Inc.*	9,300	996,030
H&R Block, Inc.	39,750	866,550
Houghton Mifflin Harcourt Co.*	7,700	58,674
Laureate Education, Inc., Class A*	8,500	115,515
Service Corp. International	31,400	1,602,970
Strategic Education, Inc.	4,200	386,022
Terminix Global Holdings, Inc.*	31,800	1,515,906
Vivint Smart Home, Inc.*	7,600	108,832

		10,833,980

Hotels, Restaurants & Leisure (1.9%)
Aramark	46,200	1,745,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Boyd Gaming Corp.*	15,000	$884,400
Brinker International, Inc.*	7,600	540,056
Caesars Entertainment, Inc.*	29,300	2,562,285
Carnival Corp.*	87,760	2,329,150
Cheesecake Factory, Inc. (The)*	2,400	140,424
Chipotle Mexican Grill, Inc.*	5,100	7,246,182
Choice Hotels International, Inc.	7,400	793,946
Churchill Downs, Inc.	6,600	1,500,972
Cracker Barrel Old Country Store, Inc.	5,800	1,002,704
Darden Restaurants, Inc.	22,450	3,187,900
Domino’s Pizza, Inc.(x)	7,600	2,795,204
Extended Stay America, Inc.	26,400	521,400
Hilton Grand Vacations, Inc.*	11,340	425,137
Hilton Worldwide Holdings, Inc.*	47,333	5,723,506
Hyatt Hotels Corp., Class A*	1,500	124,050
International Game Technology plc(x)*	3,700	59,385
Las Vegas Sands Corp.*	57,000	3,463,320
Marriott International, Inc., Class A*	47,505	7,035,966
Marriott Vacations Worldwide Corp.*	8,171	1,423,225
McDonald’s Corp.	130,021	29,142,907
MGM Resorts International	80,700	3,065,793
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	1,525,727
Papa John’s International, Inc.	5,200	460,928
Penn National Gaming, Inc.*	27,000	2,830,680
Planet Fitness, Inc., Class A*	18,400	1,422,320
Red Rock Resorts, Inc., Class A*	7,700	250,943
Royal Caribbean Cruises Ltd.*	33,350	2,855,094
Scientific Games Corp., Class A*	7,600	292,752
SeaWorld Entertainment, Inc.*	2,700	134,109
Shake Shack, Inc., Class A*	5,700	642,789
Six Flags Entertainment Corp.*	16,884	784,599
Starbucks Corp.	201,900	22,061,613
Texas Roadhouse, Inc.*	11,500	1,103,310
Travel + Leisure Co.	16,470	1,007,305
Vail Resorts, Inc.*	8,300	2,420,778
Wendy’s Co. (The)	47,800	968,428
Wingstop, Inc.	5,500	699,435
Wyndham Hotels & Resorts, Inc.	21,270	1,484,221
Wynn Resorts Ltd.*	21,200	2,657,844
Yum China Holdings, Inc.	67,740	4,010,885
Yum! Brands, Inc.	55,840	6,040,771

		129,367,879

Household Durables (0.5%)
DR Horton, Inc.	59,000	5,258,080
Garmin Ltd.	26,100	3,441,285
Helen of Troy Ltd.*	6,000	1,263,960
Installed Building Products, Inc.	2,700	299,376
iRobot Corp.*	4,700	574,246
KB Home	16,700	777,051
Leggett & Platt, Inc.	33,200	1,515,580
Lennar Corp., Class A	51,689	5,232,477
LGI Homes, Inc.*	3,900	582,309
M.D.C. Holdings, Inc.	6,912	410,573
Meritage Homes Corp.*	7,000	643,440
Mohawk Industries, Inc.*	11,400	2,192,334
Newell Brands, Inc.	66,190	1,772,568
NVR, Inc.*	600	2,826,558
PulteGroup, Inc.	48,900	2,564,316
Sonos, Inc.*	13,700	513,339
Taylor Morrison Home Corp., Class A*	24,400	751,764
Tempur Sealy International, Inc.	40,400	1,477,024
Toll Brothers, Inc.	20,800	1,179,984
TopBuild Corp.*	7,011	1,468,314
Whirlpool Corp.	11,020	2,428,257

		37,172,835

Internet & Direct Marketing Retail (3.8%)
Amazon.com, Inc.*	72,910	225,589,373
Booking Holdings, Inc.*	7,180	16,728,251
eBay, Inc.	121,770	7,457,195
Etsy, Inc.*	20,900	4,214,903
Expedia Group, Inc.*	23,787	4,094,219
Grubhub, Inc.*	18,300	1,098,000
Magnite, Inc.*	18,500	769,785
Overstock.com, Inc.(x)*	7,200	477,072
Qurate Retail, Inc., Class A	71,520	841,075
Stamps.com, Inc.*	3,100	618,481
Stitch Fix, Inc., Class A*	14,900	738,146
Wayfair, Inc., Class A*	11,600	3,651,100

		266,277,600

Leisure Products (0.2%)
Acushnet Holdings Corp.	7,300	301,709
Brunswick Corp.	14,900	1,421,013
Hasbro, Inc.	22,600	2,172,312
Mattel, Inc.*	79,800	1,589,616
Peloton Interactive, Inc., Class A*	44,903	5,048,893
Polaris, Inc.	12,300	1,642,050
YETI Holdings, Inc.*	12,900	931,509

		13,107,102

Multiline Retail (0.5%)
Dollar General Corp.	45,000	9,117,900
Dollar Tree, Inc.*	40,723	4,661,155
Kohl’s Corp.	36,010	2,146,556
Macy’s, Inc.*	74,400	1,204,536
Nordstrom, Inc.(x)*	24,390	923,649
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	878,700
Target Corp.	88,360	17,501,465

		36,433,961

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	7,300	187,464
Advance Auto Parts, Inc.	11,350	2,082,612
American Eagle Outfitters, Inc.	26,000	760,240
Asbury Automotive Group, Inc.*	3,300	648,450
AutoNation, Inc.*	10,800	1,006,776
AutoZone, Inc.*	4,390	6,164,877
Bed Bath & Beyond, Inc.*	22,400	652,960
Best Buy Co., Inc.	41,110	4,719,839
Burlington Stores, Inc.*	12,300	3,675,240
CarMax, Inc.*	31,750	4,211,955
Carvana Co.*	9,100	2,387,840
Dick’s Sporting Goods, Inc.	13,200	1,005,180
Five Below, Inc.*	10,700	2,041,453
Floor & Decor Holdings, Inc., Class A*	16,700	1,594,516
Foot Locker, Inc.	24,200	1,361,250
GameStop Corp., Class A(x)*	9,800	1,860,236
Gap, Inc. (The)*	32,090	955,640
Home Depot, Inc. (The)	185,560	56,642,190
L Brands, Inc.*	41,190	2,548,013
Leslie’s, Inc.*	19,354	473,979
Lithia Motors, Inc., Class A	4,300	1,677,387
Lowe’s Cos., Inc.	130,540	24,826,097
Michaels Cos., Inc. (The)*	16,200	355,428
Monro, Inc.	5,300	348,740
Murphy USA, Inc.	3,855	557,279
National Vision Holdings, Inc.*	14,700	644,301
O’Reilly Automotive, Inc.*	12,450	6,315,263
Penske Automotive Group, Inc.	4,700	377,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Petco Health & Wellness Co., Inc.(x)*	9,074	$201,080
RH*	3,500	2,088,100
Ross Stores, Inc.	61,720	7,400,845
Sally Beauty Holdings, Inc.*	8,800	177,144
Sleep Number Corp.*	4,600	660,054
TJX Cos., Inc. (The)	209,200	13,838,580
Tractor Supply Co.	22,300	3,948,884
Ulta Beauty, Inc.*	9,700	2,998,949
Urban Outfitters, Inc.*	14,600	542,974
Vroom, Inc.*	9,100	354,809
Williams-Sonoma, Inc.	13,300	2,383,360

		164,677,112

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	25,200	1,285,200
Carter’s, Inc.*	10,480	931,987
Columbia Sportswear Co.	5,200	549,276
Crocs, Inc.*	13,000	1,045,850
Deckers Outdoor Corp.*	5,000	1,652,100
Hanesbrands, Inc.	80,200	1,577,534
Kontoor Brands, Inc.	342	16,597
Lululemon Athletica, Inc.*	20,700	6,348,897
NIKE, Inc., Class B	211,720	28,135,471
PVH Corp.*	17,081	1,805,462
Ralph Lauren Corp.*	11,370	1,400,329
Skechers USA, Inc., Class A*	30,600	1,276,326
Steven Madden Ltd.	13,803	514,300
Tapestry, Inc.*	47,920	1,974,783
Under Armour, Inc., Class A*	44,900	994,984
Under Armour, Inc., Class C*	45,218	834,724
VF Corp.	60,000	4,795,200
Wolverine World Wide, Inc.	11,700	448,344

		55,587,364

Total Consumer Discretionary		850,396,648

Consumer Staples (5.6%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	1,600	1,930,048
Brown-Forman Corp., Class A	13,000	827,710
Brown-Forman Corp., Class B	33,475	2,308,771
Coca-Cola Co. (The)	671,740	35,407,415
Constellation Brands, Inc., Class A	29,100	6,634,800
Keurig Dr Pepper, Inc.	78,510	2,698,389
Molson Coors Beverage Co., Class B*	40,350	2,063,902
Monster Beverage Corp.*	67,000	6,103,030
PepsiCo, Inc.	241,190	34,116,326

		92,090,391

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club Holdings, Inc.*	20,700	928,602
Casey’s General Stores, Inc.	7,100	1,534,949
Costco Wholesale Corp.	77,050	27,158,584
Grocery Outlet Holding Corp.*	2,200	81,158
Kroger Co. (The)	147,620	5,312,844
Performance Food Group Co.*	18,500	1,065,785
Sysco Corp.	85,750	6,751,955
US Foods Holding Corp.*	43,800	1,669,656
Walgreens Boots Alliance, Inc.	127,980	7,026,102
Walmart, Inc.	242,120	32,887,159

		84,416,794

Food Products (1.0%)
Archer-Daniels-Midland Co.	94,660	5,395,620
Beyond Meat, Inc.(x)*	9,000	1,171,080
Bunge Ltd.	28,780	2,281,391
Campbell Soup Co.	31,300	1,573,451
Conagra Brands, Inc.	95,092	3,575,459
Darling Ingredients, Inc.*	28,800	2,119,104
Flowers Foods, Inc.	47,400	1,128,120
Freshpet, Inc.*	6,400	1,016,384
General Mills, Inc.	110,200	6,757,464
Hain Celestial Group, Inc. (The)*	15,500	675,800
Hershey Co. (The)	27,550	4,357,308
Hormel Foods Corp.	54,400	2,599,232
Ingredion, Inc.	12,200	1,097,024
JM Smucker Co. (The)	21,927	2,774,423
Kellogg Co.	46,000	2,911,800
Kraft Heinz Co. (The)	122,236	4,889,440
Lamb Weston Holdings, Inc.	28,150	2,181,062
Lancaster Colony Corp.	3,200	561,152
McCormick & Co., Inc. (Non-Voting)	45,900	4,092,444
Mondelez International, Inc., Class A	243,910	14,276,052
Pilgrim’s Pride Corp.*	11,100	264,069
Post Holdings, Inc.*	14,800	1,564,656
Sanderson Farms, Inc.	3,400	529,652
Tyson Foods, Inc., Class A	56,100	4,168,230

		71,960,417

Household Products (1.3%)
Church & Dwight Co., Inc.	44,800	3,913,280
Clorox Co. (The)	23,750	4,580,900
Colgate-Palmolive Co.	150,620	11,873,375
Energizer Holdings, Inc.	3,550	168,483
Kimberly-Clark Corp.	62,000	8,621,100
Procter & Gamble Co. (The)	420,945	57,008,581
Reynolds Consumer Products, Inc.	3,943	117,423
Spectrum Brands Holdings, Inc.	7,400	629,000
WD-40 Co.	2,000	612,360

		87,524,502

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	39,000	11,343,150
Herbalife Nutrition Ltd.*	23,700	1,051,332

		12,394,482

Tobacco (0.6%)
Altria Group, Inc.	324,790	16,616,257
Philip Morris International, Inc.	271,730	24,113,320

		40,729,577

Total Consumer Staples		389,116,163

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	121,884	2,633,913
Cactus, Inc., Class A	10,400	318,448
ChampionX Corp.*	31,995	695,251
Dril-Quip, Inc.*	5,800	192,734
Exterran Corp.*	7,850	26,376
Frank’s International NV*	30,100	106,855
Halliburton Co.	164,730	3,535,106
Nabors Industries Ltd.(x)*	1,210	113,075
NexTier Oilfield Solutions, Inc.*	21,924	81,557
NOV, Inc.*	85,380	1,171,414
Oceaneering International, Inc.*	20,400	232,968
Oil States International, Inc.*	14,600	88,038
Patterson-UTI Energy, Inc.	3,000	21,390
ProPetro Holding Corp.*	12,700	135,382
RPC, Inc.*	16,700	90,180
Schlumberger NV	244,055	6,635,855
Transocean Ltd.(x)*	90,838	322,475
US Silica Holdings, Inc.*	14,900	183,121

		16,584,138

Oil, Gas & Consumable Fuels (2.4%)
Antero Midstream Corp.	57,700	521,031
Antero Resources Corp.*	51,000	520,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
APA Corp.*	81,080	$1,451,332
Cabot Oil & Gas Corp.	88,500	1,662,030
Cheniere Energy, Inc.*	46,900	3,377,269
Chevron Corp.	332,766	34,870,549
Cimarex Energy Co.	20,260	1,203,241
ConocoPhillips	234,612	12,427,398
Continental Resources, Inc.*	33,300	861,471
CVR Energy, Inc.	7,000	134,260
Delek US Holdings, Inc.	6,624	144,271
Devon Energy Corp.	108,794	2,377,149
Diamondback Energy, Inc.	27,041	1,987,243
EOG Resources, Inc.	101,100	7,332,783
EQT Corp.*	47,500	882,550
Equitrans Midstream Corp.	74,301	606,296
Exxon Mobil Corp.#	727,265	40,603,205
Green Plains, Inc.*	600	16,242
Hess Corp.	51,520	3,645,555
HollyFrontier Corp.	37,332	1,335,739
Kinder Morgan, Inc.	341,871	5,692,152
Kosmos Energy Ltd.*	6,800	20,876
Magnolia Oil & Gas Corp., Class A*	28,400	326,032
Marathon Oil Corp.	176,590	1,885,981
Marathon Petroleum Corp.	113,733	6,083,578
Matador Resources Co.	18,100	424,445
Occidental Petroleum Corp.	147,988	3,939,441
ONEOK, Inc.	76,913	3,896,413
Ovintiv, Inc.	45,700	1,088,574
PBF Energy, Inc., Class A*	22,900	324,035
PDC Energy, Inc.*	16,979	584,078
Peabody Energy Corp.*	14,200	43,452
Phillips 66	74,888	6,106,368
Pioneer Natural Resources Co.	34,622	5,498,666
Renewable Energy Group, Inc.*	6,600	435,864
SFL Corp. Ltd.	19,100	153,182
SM Energy Co.	15,700	257,009
Targa Resources Corp.	46,300	1,470,025
Tellurian, Inc.(x)*	20,700	48,438
Valero Energy Corp.	71,630	5,128,708
Whiting Petroleum Corp.*	252	8,933
Williams Cos., Inc. (The)	210,979	4,998,092
World Fuel Services Corp.	5,600	197,120

		164,571,276

Total Energy		181,155,414

Financials (11.6%)
Banks (4.4%)
Ameris Bancorp	9,600	504,096
Associated Banc-Corp.	35,306	753,430
Atlantic Union Bankshares Corp.	13,400	514,024
BancorpSouth Bank	17,650	573,272
Bank of America Corp.	1,329,192	51,426,439
Bank of Hawaii Corp.	7,400	662,226
Bank of NT Butterfield & Son Ltd. (The)	4,500	171,990
Bank OZK	17,300	706,705
BankUnited, Inc.	15,200	668,040
Banner Corp.	2,800	149,324
Berkshire Hills Bancorp, Inc.	5,200	116,064
BOK Financial Corp.	4,050	361,746
Boston Private Financial Holdings, Inc.	7,700	102,564
Brookline Bancorp, Inc.	18,000	270,000
Cathay General Bancorp	14,930	608,845
CIT Group, Inc.	17,300	891,123
Citigroup, Inc.	357,784	26,028,786
Citizens Financial Group, Inc.	73,100	3,227,365
City Holding Co.	2,530	206,903
Columbia Banking System, Inc.	14,000	603,260
Comerica, Inc.	23,900	1,714,586
Commerce Bancshares, Inc.	22,626	1,733,378
Community Bank System, Inc.	8,900	682,808
Cullen/Frost Bankers, Inc	12,200	1,326,872
CVB Financial Corp.	25,800	569,922
Dime Community Bancshares, Inc.	10,886	328,104
East West Bancorp, Inc.	24,200	1,785,960
Eastern Bankshares, Inc.	32,000	617,280
Fifth Third Bancorp	123,345	4,619,270
First Bancorp	15,000	168,900
First Busey Corp.	5,933	152,181
First Citizens BancShares, Inc., Class A	1,100	919,347
First Commonwealth Financial Corp.	11,300	162,381
First Financial Bancorp	10,000	240,000
First Financial Bankshares, Inc.	22,500	1,051,425
First Financial Corp.	7,500	337,575
First Hawaiian, Inc.	21,800	596,666
First Horizon Corp.	123,950	2,095,995
First Interstate BancSystem, Inc., Class A	4,700	216,388
First Merchants Corp.	8,300	385,950
First Midwest Bancorp, Inc.	5,500	120,505
First Republic Bank	30,200	5,035,850
FNB Corp.	46,456	589,991
Fulton Financial Corp.	35,900	611,377
Glacier Bancorp, Inc.	20,100	1,147,308
Great Western Bancorp, Inc.	5,100	154,479
Hancock Whitney Corp.	12,024	505,128
Heartland Financial USA, Inc.	2,100	105,546
Hilltop Holdings, Inc.	2,300	78,499
Home BancShares, Inc.	27,800	751,990
Hope Bancorp, Inc.	15,183	228,656
Huntington Bancshares, Inc.	177,391	2,788,587
Independent Bank Corp.	3,900	328,341
Independent Bank Group, Inc.	1,700	122,808
International Bancshares Corp.	7,500	348,150
Investors Bancorp, Inc.	20,465	300,631
JPMorgan Chase & Co.	523,225	79,650,542
KeyCorp	170,602	3,408,628
M&T Bank Corp.	25,257	3,829,214
NBT Bancorp, Inc.	7,400	295,260
OceanFirst Financial Corp.	5,300	126,882
Old National Bancorp	23,600	456,424
Pacific Premier Bancorp, Inc.	13,600	590,784
PacWest Bancorp	20,196	770,477
Park National Corp.	900	116,370
People’s United Financial, Inc.	74,200	1,328,180
Pinnacle Financial Partners, Inc.	16,056	1,423,525
PNC Financial Services Group, Inc. (The)	75,718	13,281,694
Popular, Inc.	14,350	1,009,092
Prosperity Bancshares, Inc.	19,912	1,491,210
Regions Financial Corp.	169,700	3,506,002
Renasant Corp.	3,200	132,416
S&T Bancorp, Inc.	7,200	241,200
Sandy Spring Bancorp, Inc.	2,400	104,232
Seacoast Banking Corp. of Florida* .	4,000	144,960
ServisFirst Bancshares, Inc.	4,100	251,453
Signature Bank	9,000	2,034,900
Simmons First National Corp., Class A	13,600	403,512
South State Corp.	12,771	1,002,651
Sterling Bancorp	34,100	784,982
SVB Financial Group*	9,300	4,591,038
Synovus Financial Corp.	35,013	1,601,845
TCF Financial Corp.	32,514	1,510,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Capital Bancshares, Inc.*	9,000	$638,280
Tompkins Financial Corp.	3,839	317,485
Towne Bank	8,779	266,882
Truist Financial Corp.	239,464	13,965,541
Trustmark Corp.	6,250	210,375
UMB Financial Corp.	7,700	710,941
Umpqua Holdings Corp.	44,690	784,310
United Bankshares, Inc.	20,400	787,032
United Community Banks, Inc.	500	17,060
US Bancorp	236,090	13,058,138
Valley National Bancorp	75,029	1,030,898
Webster Financial Corp.	18,400	1,014,024
Wells Fargo & Co.	655,819	25,622,848
WesBanco, Inc.	7,000	252,420
Westamerica Bancorp	3,800	238,564
Western Alliance Bancorp	20,800	1,964,352
Wintrust Financial Corp.	11,500	871,700
Zions Bancorp NA	28,300	1,555,368

		308,863,327

Capital Markets (2.8%)
Affiliated Managers Group, Inc.	8,140	1,213,104
Ameriprise Financial, Inc.	22,460	5,220,827
Ares Management Corp.	17,900	1,002,937
Artisan Partners Asset Management, Inc., Class A	5,400	281,718
Associated Capital Group, Inc., Class A	6,800	243,848
Bank of New York Mellon Corp. (The)	141,850	6,708,087
BGC Partners, Inc., Class A	31,800	153,594
BlackRock, Inc.	25,863	19,499,667
Brightsphere Investment Group, Inc.	9,800	199,724
Carlyle Group, Inc. (The)	21,200	779,312
Cboe Global Markets, Inc.	22,800	2,250,132
Charles Schwab Corp. (The)	240,475	15,674,161
CME Group, Inc.	63,465	12,961,457
Cohen & Steers, Inc.	4,400	287,452
Evercore, Inc., Class A	7,000	922,180
FactSet Research Systems, Inc.	7,800	2,407,002
Federated Hermes, Inc., Class B	16,800	525,840
Focus Financial Partners, Inc., Class A*	6,900	287,178
Franklin Resources, Inc.	54,890	1,624,744
GAMCO Investors, Inc., Class A	6,300	116,865
Goldman Sachs Group, Inc. (The)	57,800	18,900,600
Hamilton Lane, Inc., Class A	4,900	433,944
Houlihan Lokey, Inc.	6,600	438,966
Interactive Brokers Group, Inc., Class A	14,040	1,025,482
Intercontinental Exchange, Inc.	98,490	10,999,363
Invesco Ltd.	66,200	1,669,564
KKR & Co., Inc., Class A	97,100	4,743,335
Lazard Ltd., Class A	25,200	1,096,452
LPL Financial Holdings, Inc.	16,700	2,374,072
MarketAxess Holdings, Inc.	7,160	3,565,107
Moelis & Co., Class A	9,300	510,384
Moody’s Corp.	29,450	8,794,064
Morgan Stanley	248,887	19,328,564
Morningstar, Inc.	3,200	720,128
MSCI, Inc.	14,534	6,093,816
Nasdaq, Inc.	20,000	2,949,200
Northern Trust Corp.	33,350	3,505,419
Piper Sandler Cos	2,500	274,125
PJT Partners, Inc., Class A	1,900	128,535
Raymond James Financial, Inc.	24,000	2,941,440
S&P Global, Inc.	42,330	14,936,987
Sculptor Capital Management, Inc.	200	4,376
SEI Investments Co.	25,150	1,532,389
State Street Corp.	63,550	5,338,836
StepStone Group, Inc., Class A	9,500	335,065
Stifel Financial Corp.	23,008	1,473,892
T. Rowe Price Group, Inc.	39,480	6,774,768
Tradeweb Markets, Inc., Class A	15,000	1,110,000
Virtu Financial, Inc., Class A	19,200	596,160
Virtus Investment Partners, Inc.	700	164,850
Waddell & Reed Financial, Inc., Class A	9,720	243,486
WisdomTree Investments, Inc.	18,800	117,500

		195,480,698

Consumer Finance (0.7%)
Ally Financial, Inc.	65,100	2,943,171
American Express Co.	114,156	16,146,225
Capital One Financial Corp.	80,870	10,289,090
Credit Acceptance Corp.(x)*	1,900	684,437
Discover Financial Services	53,170	5,050,618
Encore Capital Group, Inc.*	2,300	92,529
FirstCash, Inc.	8,572	562,923
Green Dot Corp., Class A*	9,200	421,268
LendingClub Corp.*	8,780	145,046
LendingTree, Inc.(x)*	1,400	298,200
Navient Corp.	40,984	586,481
Nelnet, Inc., Class A	3,800	276,412
OneMain Holdings, Inc.	12,300	660,756
PROG Holdings, Inc.	14,600	632,034
Santander Consumer USA Holdings, Inc.	13,000	351,780
SLM Corp.	66,084	1,187,530
Synchrony Financial	113,100	4,598,646
Upstart Holdings, Inc.(x)*	2,391	308,104

		45,235,250

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	324,985	83,023,918
Cannae Holdings, Inc.*	13,760	545,171
Jefferies Financial Group, Inc.	49,888	1,501,629
Voya Financial, Inc.	22,900	1,457,356

		86,528,074

Insurance (2.2%)
Aflac, Inc.	124,800	6,387,264
Alleghany Corp.*	3,054	1,912,690
Allstate Corp. (The)	55,440	6,370,056
Ambac Financial Group, Inc.*	3,600	60,264
American Equity Investment Life Holding Co.	12,700	400,431
American Financial Group, Inc.	16,830	1,920,303
American International Group, Inc.	152,336	7,039,446
American National Group, Inc.	2,000	215,740
AMERISAFE, Inc.	1,500	96,000
Aon plc, Class A	39,178	9,015,250
Arch Capital Group Ltd.*	76,000	2,916,120
Argo Group International Holdings Ltd.	2,875	144,670
Arthur J Gallagher & Co.	34,600	4,317,042
Assurant, Inc.	12,900	1,828,833
Assured Guaranty Ltd.	21,700	917,476
Athene Holding Ltd., Class A*	20,354	1,025,842
Axis Capital Holdings Ltd.	17,270	856,074
Brighthouse Financial, Inc.*	16,532	731,541
Brown & Brown, Inc.	51,200	2,340,352
Chubb Ltd.	78,044	12,328,611
Cincinnati Financial Corp.	29,720	3,063,835
CNA Financial Corp.	9,200	410,596
CNO Financial Group, Inc.	29,600	718,984
eHealth, Inc.*	4,200	305,466
Employers Holdings, Inc.	2,600	111,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Enstar Group Ltd.*	1,400	$345,422
Erie Indemnity Co., Class A	5,900	1,303,369
Everest Re Group Ltd.	7,900	1,957,699
FBL Financial Group, Inc., Class A	1,900	106,248
Fidelity National Financial, Inc.	52,889	2,150,467
First American Financial Corp.	26,400	1,495,560
Genworth Financial, Inc., Class A*	40,300	133,796
Globe Life, Inc.	21,405	2,068,365
GoHealth, Inc., Class A*	22,000	257,180
Goosehead Insurance, Inc., Class A(x)	3,500	375,130
Hanover Insurance Group, Inc. (The)	10,690	1,383,927
Hartford Financial Services Group, Inc. (The)	62,810	4,195,080
Horace Mann Educators Corp.	1,300	56,173
James River Group Holdings Ltd.	1,700	77,554
Kemper Corp.	13,682	1,090,729
Kinsale Capital Group, Inc.	3,800	626,240
Lemonade, Inc.(x)*	3,400	316,642
Lincoln National Corp.	39,350	2,450,324
Loews Corp.	43,192	2,214,886
Markel Corp.*	2,560	2,917,427
Marsh & McLennan Cos., Inc.	87,350	10,639,230
MBIA, Inc.*	7,600	73,112
MetLife, Inc.	135,960	8,265,008
Old Republic International Corp.	71,894	1,570,165
Primerica, Inc.	9,800	1,448,636
Principal Financial Group, Inc.	54,300	3,255,828
ProAssurance Corp.	5,300	141,828
Progressive Corp. (The)	103,400	9,886,074
Prudential Financial, Inc.	71,831	6,543,804
Reinsurance Group of America, Inc.	12,610	1,589,490
RenaissanceRe Holdings Ltd.	9,760	1,564,040
RLI Corp.	8,880	990,742
Selective Insurance Group, Inc.	13,700	993,798
Selectquote, Inc.*	25,600	755,456
SiriusPoint Ltd.*	12,900	131,193
Travelers Cos., Inc. (The)	43,370	6,522,848
Trupanion, Inc.*	5,200	396,292
Unum Group	50,300	1,399,849
W R Berkley Corp.	30,300	2,283,105
White Mountains Insurance Group Ltd.	600	668,940
Willis Towers Watson plc	23,100	5,287,128

		155,363,626

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,741,364
Annaly Capital Management, Inc. (REIT)	277,153	2,383,516
Apollo Commercial Real Estate Finance, Inc. (REIT)	17,300	241,681
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	651,000
Chimera Investment Corp. (REIT)	44,040	559,308
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	12,700	712,470
Invesco Mortgage Capital, Inc. (REIT)(x)	33,152	132,940
New Residential Investment Corp. (REIT)	66,550	748,687
Starwood Property Trust, Inc. (REIT)	57,200	1,415,128

		8,586,094

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,800	225,648
Capitol Federal Financial, Inc.	13,886	183,920
Columbia Financial, Inc.*	6,300	110,124
Essent Group Ltd.	17,600	835,824
Flagstar Bancorp, Inc.	2,100	94,710
HomeStreet, Inc.	2,000	88,140
Kearny Financial Corp.	21,432	258,899
MGIC Investment Corp.	75,800	1,049,830
Mr Cooper Group, Inc.*	10,400	361,504
New York Community Bancorp, Inc.	108,550	1,369,901
NMI Holdings, Inc., Class A*	4,000	94,560
PennyMac Financial Services, Inc.	7,500	501,525
Provident Financial Services, Inc.	4,000	89,120
Radian Group, Inc.	50,400	1,171,800
Rocket Cos., Inc., Class A(x)	23,900	551,851
TFS Financial Corp.	15,800	321,846
Walker & Dunlop, Inc.	1,100	113,014
Washington Federal, Inc.	10,300	317,240
WSFS Financial Corp.	1,890	94,103

		7,833,559

Total Financials		807,890,628

Health Care (13.4%)
Biotechnology (2.5%)
AbbVie, Inc.	307,730	33,302,541
ACADIA Pharmaceuticals, Inc.*	22,300	575,340
Acceleron Pharma, Inc.*	9,100	1,234,051
Adverum Biotechnologies, Inc.*	11,200	110,432
Agios Pharmaceuticals, Inc.*	8,400	433,776
Alexion Pharmaceuticals, Inc.*	39,753	6,078,631
Alkermes plc*	27,800	519,304
Allakos, Inc.*	4,500	516,510
Allogene Therapeutics, Inc.*	10,400	367,120
Allovir, Inc.*	3,600	84,240
Alnylam Pharmaceuticals, Inc.*	20,100	2,837,919
ALX Oncology Holdings, Inc.*	3,100	228,594
Amgen, Inc.	101,739	25,313,681
Amicus Therapeutics, Inc.*	47,200	466,336
AnaptysBio, Inc.*	6,600	142,230
Apellis Pharmaceuticals, Inc.*	8,700	373,317
Arcturus Therapeutics Holdings, Inc.(x)*	4,400	181,720
Arcus Biosciences, Inc.*	5,200	146,016
Arena Pharmaceuticals, Inc.*	10,300	714,717
Arrowhead Pharmaceuticals, Inc.*	18,200	1,206,842
Atara Biotherapeutics, Inc.*	5,800	83,288
Beam Therapeutics, Inc.(x)*	6,900	552,276
Biogen, Inc.*	26,760	7,486,110
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	533,130
BioMarin Pharmaceutical, Inc.*	33,800	2,552,238
Blueprint Medicines Corp.*	9,100	884,793
Bridgebio Pharma, Inc.(x)*	16,344	1,006,790
CareDx, Inc.*	9,300	633,237
ChemoCentryx, Inc.*	7,500	384,300
Constellation Pharmaceuticals, Inc.*	4,500	105,255
Cortexyme, Inc.(x)*	3,000	108,090
Cytokinetics, Inc.*	6,700	155,842
Deciphera Pharmaceuticals, Inc.*	1,400	62,776
Denali Therapeutics, Inc.*	14,300	816,530
Dicerna Pharmaceuticals, Inc.*	5,600	143,192
Eagle Pharmaceuticals, Inc.*	1,800	75,132
Editas Medicine, Inc.*	11,500	483,000
Emergent BioSolutions, Inc.*	8,400	780,444
Enanta Pharmaceuticals, Inc.*	2,800	138,096
Epizyme, Inc.*	23,000	200,330
Exact Sciences Corp.*	26,700	3,518,526
Exelixis, Inc.*	63,800	1,441,242
Fate Therapeutics, Inc.*	12,600	1,038,870
FibroGen, Inc.*	14,700	510,237
Five Prime Therapeutics, Inc.*	5,900	222,253
Forma Therapeutics Holdings, Inc.*	3,600	100,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	219,291	$14,172,777
Global Blood Therapeutics, Inc.*	9,000	366,750
Halozyme Therapeutics, Inc.*	17,900	746,251
Heron Therapeutics, Inc.*	8,400	136,164
IGM Biosciences, Inc.(x)*	4,800	368,112
ImmunoGen, Inc.*	32,100	260,010
Immunovant, Inc.*	8,000	128,320
Incyte Corp.*	33,400	2,714,418
Inovio Pharmaceuticals, Inc.(x)*	26,100	242,208
Insmed, Inc.*	16,100	548,366
Intellia Therapeutics, Inc.*	5,900	473,504
Intercept Pharmaceuticals, Inc.*	3,200	73,856
Invitae Corp.(x)*	20,900	798,589
Ionis Pharmaceuticals, Inc.*	24,800	1,115,008
Iovance Biotherapeutics, Inc.*	21,800	690,188
Ironwood Pharmaceuticals, Inc.*	8,200	91,676
Karuna Therapeutics, Inc.*	3,400	408,782
Karyopharm Therapeutics, Inc.(x)*	32,000	336,640
Kodiak Sciences, Inc.*	5,700	646,323
Kura Oncology, Inc.*	12,500	353,375
Kymera Therapeutics, Inc.*	2,700	104,922
Ligand Pharmaceuticals, Inc.(x)*	3,500	533,575
MacroGenics, Inc.*	15,200	484,120
Madrigal Pharmaceuticals, Inc.*	3,500	409,395
Mersana Therapeutics, Inc.*	20,500	331,690
Mirati Therapeutics, Inc.*	6,700	1,147,710
Moderna, Inc.*	49,000	6,416,550
Myriad Genetics, Inc.*	11,500	350,175
Natera, Inc.*	12,600	1,279,404
Neurocrine Biosciences, Inc.*	18,900	1,838,025
Nkarta, Inc.*	3,000	98,700
Novavax, Inc.*	10,400	1,885,624
OPKO Health, Inc.(x)*	104,600	448,734
Passage Bio, Inc.*	800	13,984
PDL BioPharma, Inc.(r)(x)*	46,000	107,079
PMV Pharmaceuticals, Inc.(x)*	3,000	98,670
Prelude Therapeutics, Inc.(x)*	2,500	108,325
Prothena Corp. plc*	1,100	27,632
PTC Therapeutics, Inc.*	10,900	516,115
Radius Health, Inc.*	9,800	204,428
Regeneron Pharmaceuticals, Inc.*	17,300	8,185,322
REGENXBIO, Inc.*	4,100	139,851
Relay Therapeutics, Inc.*	6,300	217,791
REVOLUTION Medicines, Inc.*	9,200	422,096
Rocket Pharmaceuticals, Inc.*	8,900	394,893
Sage Therapeutics, Inc.*	8,600	643,710
Sana Biotechnology, Inc.(x)*	4,595	153,795
Sangamo Therapeutics, Inc.*	29,200	365,876
Sarepta Therapeutics, Inc.*	12,700	946,531
Seagen, Inc.*	23,100	3,207,666
Seres Therapeutics, Inc.*	21,400	440,626
Shattuck Labs, Inc.(x)*	3,900	114,036
Sorrento Therapeutics, Inc.(x)*	40,700	336,589
Spectrum Pharmaceuticals, Inc.*	27,100	88,346
SpringWorks Therapeutics, Inc.*	7,000	514,990
Stoke Therapeutics, Inc.(x)*	1,700	66,028
TG Therapeutics, Inc.*	20,700	997,740
Translate Bio, Inc.*	5,600	92,344
Travere Therapeutics, Inc.*	4,300	107,371
Turning Point Therapeutics, Inc.*	6,100	576,999
Twist Bioscience Corp.*	6,900	854,634
Ultragenyx Pharmaceutical, Inc.*	10,800	1,229,688
United Therapeutics Corp.*	10,000	1,672,700
Vaxcyte, Inc.(x)*	4,400	86,900
Veracyte, Inc.*	7,600	408,500
Vertex Pharmaceuticals, Inc.*	45,300	9,734,517
Vir Biotechnology, Inc.*	10,700	548,589
Xencor, Inc.*	8,900	383,234
Y-mAbs Therapeutics, Inc.*	5,200	157,248
Zentalis Pharmaceuticals, Inc.*	9,400	407,866
ZIOPHARM Oncology, Inc.(x)*	10,468	37,685

		173,460,501

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	297,012	35,593,918
ABIOMED, Inc.*	8,500	2,709,205
Accelerate Diagnostics, Inc.(x)*	4,900	40,768
Align Technology, Inc.*	13,800	7,473,114
AtriCure, Inc.*	6,800	445,536
Atrion Corp.	200	128,262
Avanos Medical, Inc.*	7,975	348,827
Axogen, Inc.*	1,000	20,260
Axonics Modulation Technologies, Inc.*	8,900	533,021
Baxter International, Inc.	94,180	7,943,141
Becton Dickinson and Co.	48,813	11,868,881
Boston Scientific Corp.*	245,500	9,488,575
Cantel Medical Corp.*	7,500	598,800
CONMED Corp.	5,200	679,068
Cooper Cos., Inc. (The)	8,400	3,226,356
Danaher Corp.	108,760	24,479,701
Dentsply Sirona, Inc.	38,580	2,461,790
Dexcom, Inc.*	16,000	5,750,240
Eargo, Inc.(x)*	5,000	249,750
Edwards Lifesciences Corp.*	109,600	9,166,944
Envista Holdings Corp.*	21,763	887,930
ESC Co.(r)*	21,955	—
Glaukos Corp.*	6,800	570,724
Globus Medical, Inc., Class A*	14,100	869,547
Haemonetics Corp.*	12,100	1,343,221
Hill-Rom Holdings, Inc.	14,830	1,638,418
Hologic, Inc.*	45,300	3,369,414
ICU Medical, Inc.*	3,200	657,408
IDEXX Laboratories, Inc.*	14,700	7,192,857
Inari Medical, Inc.*	3,400	363,800
Inogen, Inc.*	3,600	189,072
Insulet Corp.*	11,300	2,948,396
Integer Holdings Corp.*	4,500	414,450
Integra LifeSciences Holdings Corp.*	14,600	1,008,714
Intuitive Surgical, Inc.*	20,500	15,148,270
iRhythm Technologies, Inc.*	4,900	680,414
LENSAR, Inc.*	2,890	20,981
LivaNova plc*	5,100	376,023
Masimo Corp.*	9,200	2,112,872
Medtronic plc	234,285	27,676,087
Meridian Bioscience, Inc.*	7,500	196,875
Merit Medical Systems, Inc.*	7,800	467,064
Natus Medical, Inc.*	6,700	171,587
Neogen Corp.*	13,200	1,173,348
Nevro Corp.*	5,600	781,200
Novocure Ltd.*	17,900	2,366,022
NuVasive, Inc.*	7,650	501,534
Outset Medical, Inc.*	5,600	304,584
Penumbra, Inc.*	6,300	1,704,654
Pulmonx Corp.*	3,800	173,812
Quidel Corp.*	6,600	844,338
ResMed, Inc.	26,700	5,180,334
Shockwave Medical, Inc.*	4,600	599,196
Silk Road Medical, Inc.*	6,800	344,420
STAAR Surgical Co.*	8,000	843,280
STERIS plc	15,700	2,990,536
Stryker Corp.	60,170	14,656,209
Tandem Diabetes Care, Inc.*	10,300	908,975
Teleflex, Inc.	9,200	3,822,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Varex Imaging Corp.*	8,924	$182,853
Varian Medical Systems, Inc.*	18,410	3,249,917
West Pharmaceutical Services, Inc.	13,800	3,888,564
Zimmer Biomet Holdings, Inc.	36,800	5,890,944

		241,917,233

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	10,800	422,064
Acadia Healthcare Co., Inc.*	14,500	828,530
Accolade, Inc.*	4,000	181,480
AdaptHealth Corp.*	8,100	297,756
Addus HomeCare Corp.*	1,300	135,967
Amedisys, Inc.*	5,800	1,535,782
AmerisourceBergen Corp.	26,600	3,140,662
AMN Healthcare Services, Inc.*	5,600	412,720
Anthem, Inc.	43,480	15,607,146
Brookdale Senior Living, Inc.*	36,435	220,432
Cardinal Health, Inc.	57,200	3,474,900
Centene Corp.*	98,600	6,301,526
Chemed Corp.	3,000	1,379,460
Cigna Corp.	61,924	14,969,508
Community Health Systems, Inc.*	19,367	261,842
CorVel Corp.*	1,100	112,849
Covetrus, Inc.*	13,120	393,206
CVS Health Corp.	224,634	16,899,216
DaVita, Inc.*	13,300	1,433,341
Encompass Health Corp.	18,500	1,515,150
Ensign Group, Inc. (The)	5,800	544,272
Guardant Health, Inc.*	13,500	2,060,775
HCA Healthcare, Inc.	48,200	9,077,988
HealthEquity, Inc.*	13,100	890,800
Henry Schein, Inc.*	25,900	1,793,316
Humana, Inc.	23,800	9,978,150
Laboratory Corp. of America Holdings*	16,635	4,242,424
LHC Group, Inc.*	6,300	1,204,623
Magellan Health, Inc.*	4,800	447,552
McKesson Corp.	30,180	5,886,307
MEDNAX, Inc.*	15,240	388,163
Molina Healthcare, Inc.*	10,400	2,431,104
National Research Corp.(x)*	400	18,732
Oak Street Health, Inc.*	4,700	255,069
Option Care Health, Inc.*	23,425	415,560
Owens & Minor, Inc.	14,700	552,573
Patterson Cos., Inc.	14,700	469,665
Pennant Group, Inc. (The)*	2,800	128,240
Premier, Inc., Class A	21,200	717,620
Progyny, Inc.*	8,900	396,139
Quest Diagnostics, Inc.	24,630	3,161,014
R1 RCM, Inc.*	15,700	387,476
Select Medical Holdings Corp.*	19,500	664,950
Signify Health, Inc., Class A(x)*	3,863	113,031
Tenet Healthcare Corp.*	19,600	1,019,200
UnitedHealth Group, Inc.	163,057	60,668,618
Universal Health Services, Inc., Class B	15,780	2,104,894

		179,541,792

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	33,250	499,249
Cerner Corp.	55,500	3,989,340
Certara, Inc.*	5,530	150,969
Change Healthcare, Inc.*	41,941	926,896
Evolent Health, Inc., Class A*	9,900	199,980
HMS Holdings Corp.*	16,000	591,600
Inovalon Holdings, Inc., Class A*	17,700	509,406
Inspire Medical Systems, Inc.*	4,500	931,455
NextGen Healthcare, Inc.*	11,200	202,720
Omnicell, Inc.*	7,900	1,025,973
Phreesia, Inc.*	6,100	317,810
Tabula Rasa HealthCare, Inc.(x)*	5,000	230,250
Teladoc Health, Inc.*	19,460	3,536,855
Veeva Systems, Inc., Class A*	24,800	6,478,752

		19,591,255

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	9,900	1,791,900
Adaptive Biotechnologies Corp.*	13,507	543,792
Agilent Technologies, Inc.	53,630	6,818,518
Avantor, Inc.*	87,394	2,528,308
Berkeley Lights, Inc.*	6,200	311,426
Bio-Rad Laboratories, Inc., Class A*	4,000	2,284,680
Bio-Techne Corp.	7,850	2,998,150
Bruker Corp.	18,000	1,157,040
Charles River Laboratories International, Inc.*	9,050	2,622,962
Codexis, Inc.*	600	13,734
Illumina, Inc.*	25,300	9,716,718
IQVIA Holdings, Inc.*	34,180	6,601,525
Maravai LifeSciences Holdings, Inc., Class A*	11,581	412,747
Medpace Holdings, Inc.*	4,500	738,225
Mettler-Toledo International, Inc.*	4,100	4,738,329
NanoString Technologies, Inc.*	7,600	499,396
NeoGenomics, Inc.*	17,900	863,317
Pacific Biosciences of California, Inc.*	30,600	1,019,286
PerkinElmer, Inc.	22,400	2,873,696
PPD, Inc.*	28,546	1,080,181
PRA Health Sciences, Inc.*	10,600	1,625,298
QIAGEN NV*	44,407	2,162,177
Repligen Corp.*	9,700	1,885,777
Sotera Health Co.*	9,272	231,429
Syneos Health, Inc.*	14,000	1,061,900
Thermo Fisher Scientific, Inc.	68,950	31,467,401
Waters Corp.*	11,100	3,154,287

		91,202,199

Pharmaceuticals (3.3%)
Aerie Pharmaceuticals, Inc.*	14,000	250,180
Amneal Pharmaceuticals, Inc.*	35,500	238,915
Arvinas, Inc.*	4,100	271,010
Atea Pharmaceuticals, Inc.(x)*	4,400	271,700
Axsome Therapeutics, Inc.*	5,400	305,748
Bristol-Myers Squibb Co.	395,468	24,965,895
Catalent, Inc.*	27,600	2,906,556
Corcept Therapeutics, Inc.*	16,500	392,535
Elanco Animal Health, Inc.*	74,632	2,197,913
Eli Lilly and Co.	147,110	27,483,090
Endo International plc*	50,254	372,382
Horizon Therapeutics plc*	35,600	3,276,624
Innoviva, Inc.*	23,000	274,850
Intra-Cellular Therapies, Inc.*	17,200	583,596
Jazz Pharmaceuticals plc*	12,100	1,988,877
Johnson & Johnson	455,560	74,871,286
Merck & Co., Inc.	438,990	33,841,739
Nektar Therapeutics*	31,600	632,000
NGM Biopharmaceuticals, Inc.*	4,600	133,722
Omeros Corp.(x)*	12,900	229,620
Pacira BioSciences, Inc.*	7,500	525,675
Perrigo Co. plc	28,300	1,145,301
Pfizer, Inc.	960,617	34,803,154
Phibro Animal Health Corp., Class A	2,400	58,560
Prestige Consumer Healthcare, Inc.*	8,500	374,680
Reata Pharmaceuticals, Inc., Class A*	500	49,850
Revance Therapeutics, Inc.*	5,300	148,135
Royalty Pharma plc, Class A	15,200	663,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TherapeuticsMD, Inc.(x)*	5,200	$6,968
Theravance Biopharma, Inc.(x)*	13,700	279,617
Viatris, Inc.*	228,374	3,190,385
Zoetis, Inc.	83,600	13,165,328
Zogenix, Inc.*	14,700	286,944

		230,185,859

Total Health Care		935,898,839

Industrials (9.8%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.	12,500	587,000
AeroVironment, Inc.*	2,100	243,726
Axon Enterprise, Inc.*	11,900	1,694,798
Boeing Co. (The)*	93,300	23,765,376
BWX Technologies, Inc.	17,800	1,173,732
Curtiss-Wright Corp.	9,200	1,091,120
General Dynamics Corp.	46,270	8,400,781
HEICO Corp.	10,141	1,275,738
HEICO Corp., Class A	14,845	1,686,392
Hexcel Corp.*	21,200	1,187,200
Howmet Aerospace, Inc.*	77,716	2,497,015
Huntington Ingalls Industries, Inc.	8,600	1,770,310
Kaman Corp.	100	5,129
Kratos Defense & Security Solutions, Inc.*	21,000	572,880
L3Harris Technologies, Inc.	36,378	7,373,093
Lockheed Martin Corp.	43,560	16,095,420
Mercury Systems, Inc.*	10,200	720,630
Moog, Inc., Class A	6,600	548,790
Northrop Grumman Corp.	27,650	8,948,646
Parsons Corp.*	6,900	279,036
Raytheon Technologies Corp.	244,937	18,926,282
Spirit AeroSystems Holdings, Inc., Class A	19,000	924,350
Teledyne Technologies, Inc.*	7,000	2,895,550
Textron, Inc.	40,200	2,254,416
TransDigm Group, Inc.*	9,850	5,791,012
Virgin Galactic Holdings, Inc.(x)*	16,300	499,269

		111,207,691

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	24,100	2,299,863
Expeditors International of Washington, Inc.	34,500	3,715,305
FedEx Corp.	41,450	11,773,458
Forward Air Corp.	200	17,762
Hub Group, Inc., Class A*	3,000	201,840
United Parcel Service, Inc., Class B	124,050	21,087,260
XPO Logistics, Inc.*	17,800	2,194,740

		41,290,228

Airlines (0.3%)
Alaska Air Group, Inc.*	26,900	1,861,749
Allegiant Travel Co.*	2,200	536,932
American Airlines Group, Inc.(x)*	86,600	2,069,740
Delta Air Lines, Inc.*	113,750	5,491,850
JetBlue Airways Corp.*	69,900	1,421,766
SkyWest, Inc.*	7,700	419,496
Southwest Airlines Co.*	107,400	6,557,844
Spirit Airlines, Inc.(x)*	13,100	483,390
United Airlines Holdings, Inc.*	52,840	3,040,414

		21,883,181

Building Products (0.6%)
A O Smith Corp.	30,600	2,068,866
AAON, Inc.	4,300	301,043
Advanced Drainage Systems, Inc.	9,900	1,023,561
Allegion plc	17,966	2,256,889
Armstrong World Industries, Inc.	10,400	936,936
AZEK Co., Inc. (The)*	15,600	655,980
Builders FirstSource, Inc.*	36,518	1,693,340
Carrier Global Corp.	155,148	6,550,349
Fortune Brands Home & Security, Inc.	28,950	2,773,989
JELD-WEN Holding, Inc.*	400	11,076
Johnson Controls International plc	126,837	7,568,364
Lennox International, Inc.	6,910	2,153,087
Masco Corp.	51,100	3,060,890
Owens Corning	19,270	1,774,574
Resideo Technologies, Inc.*	24,350	687,887
Simpson Manufacturing Co., Inc.	6,100	632,753
Trane Technologies plc	42,400	7,019,744
Trex Co., Inc.*	20,500	1,876,570
UFP Industries, Inc.	11,500	872,160

		43,918,058

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	382,575
ADT, Inc.(x)	35,800	302,152
Brady Corp., Class A	7,200	384,840
Brink’s Co. (The)	8,800	697,224
Casella Waste Systems, Inc., Class A*	8,100	514,917
Cintas Corp.	15,100	5,153,781
Clean Harbors, Inc.*	10,000	840,600
Copart, Inc.*	36,700	3,985,987
CoreCivic, Inc. (REIT)	26,900	243,445
Covanta Holding Corp.	14,300	198,198
Deluxe Corp.	6,100	255,956
Driven Brands Holdings, Inc.*	6,331	160,934
Healthcare Services Group, Inc.	10,700	299,921
HNI Corp.	7,200	284,832
IAA, Inc.*	27,700	1,527,378
KAR Auction Services, Inc.*	27,700	415,500
Matthews International Corp., Class A	7,100	280,805
MSA Safety, Inc.	5,900	885,118
Republic Services, Inc.	41,535	4,126,502
Rollins, Inc.	47,250	1,626,345
Stericycle, Inc.*	21,800	1,471,718
Tetra Tech, Inc.	9,300	1,262,196
UniFirst Corp.	3,000	671,130
Waste Management, Inc.	75,450	9,734,559

		35,706,613

Construction & Engineering (0.1%)
AECOM*	32,802	2,102,936
Arcosa, Inc.	4,080	265,567
EMCOR Group, Inc.	9,500	1,065,520
MasTec, Inc.*	11,000	1,030,700
Quanta Services, Inc.	24,350	2,142,313
Valmont Industries, Inc.	3,100	736,777
WillScot Mobile Mini Holdings Corp.*	28,803	799,284

		8,143,097

Electrical Equipment (0.7%)
Acuity Brands, Inc.	10,300	1,699,500
AMETEK, Inc.	42,975	5,489,197
Array Technologies, Inc.*	9,683	288,747
Atkore, Inc.*	8,100	582,390
Bloom Energy Corp., Class A*	15,300	413,865
Eaton Corp. plc	68,697	9,499,421
Emerson Electric Co.	107,510	9,699,552
EnerSys	7,300	662,840
FuelCell Energy, Inc.(x)*	49,900	719,059
Generac Holdings, Inc.*	11,100	3,634,695
Hubbell, Inc.	11,700	2,186,613
nVent Electric plc	35,987	1,004,397
Plug Power, Inc.*	64,600	2,315,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Beloit Corp.	8,600	$1,227,048
Rockwell Automation, Inc.	20,100	5,335,344
Sensata Technologies Holding plc*	27,100	1,570,445
Shoals Technologies Group, Inc., Class A*	15,322	532,899
Sunrun, Inc.*	25,800	1,560,384
Vertiv Holdings Co., Class A	36,300	726,000
Vicor Corp.*	3,100	263,593

		49,411,253

Industrial Conglomerates (1.1%)
3M Co.	98,130	18,907,688
Carlisle Cos., Inc.	9,500	1,563,510
General Electric Co.	1,500,967	19,707,697
Honeywell International, Inc.	122,000	26,482,540
Roper Technologies, Inc.	18,950	7,643,293

		74,304,728

Machinery (2.0%)
AGCO Corp.	12,400	1,781,260
Albany International Corp., Class A	600	50,082
Allison Transmission Holdings, Inc.	23,000	939,090
Altra Industrial Motion Corp.	11,600	641,712
Barnes Group, Inc.	9,800	485,492
Caterpillar, Inc.	94,510	21,914,034
Chart Industries, Inc.*	6,500	925,275
Colfax Corp.*	18,100	792,961
Crane Co.	7,900	741,889
Cummins, Inc.	25,260	6,545,118
Deere & Co.	48,440	18,123,342
Donaldson Co., Inc.	26,500	1,541,240
Dover Corp.	25,190	3,454,305
Enerpac Tool Group Corp.	2,800	73,136
Evoqua Water Technologies Corp.*	9,300	244,590
Flowserve Corp.	26,640	1,033,898
Fortive Corp.	58,630	4,141,623
Franklin Electric Co., Inc.	7,500	592,050
Gates Industrial Corp. plc*	19,900	318,201
Graco, Inc.	29,480	2,111,358
Hillenbrand, Inc.	12,800	610,688
IDEX Corp.	15,040	3,148,173
Illinois Tool Works, Inc.	54,710	12,119,359
Ingersoll Rand, Inc.*	61,666	3,034,584
ITT, Inc.	19,525	1,775,018
John Bean Technologies Corp.	4,400	586,696
Kennametal, Inc.	14,690	587,159
Lincoln Electric Holdings, Inc.	14,260	1,753,124
Manitowoc Co., Inc. (The)*	925	19,073
Middleby Corp. (The)*	9,700	1,607,775
Mueller Industries, Inc.	8,500	351,475
Mueller Water Products, Inc., Class A	20,800	288,912
Navistar International Corp.*	8,000	352,240
Nordson Corp.	10,660	2,117,929
Oshkosh Corp.	11,600	1,376,456
Otis Worldwide Corp.	77,574	5,309,940
PACCAR, Inc.	58,830	5,466,484
Parker-Hannifin Corp.	22,710	7,163,415
Pentair plc	35,987	2,242,710
Proto Labs, Inc.*	5,000	608,750
RBC Bearings, Inc.*	3,900	767,403
Rexnord Corp.	14,900	701,641
Snap-on, Inc.	9,200	2,122,808
SPX FLOW, Inc.	3,900	246,987
Stanley Black & Decker, Inc.	27,235	5,438,012
Terex Corp.	7,030	323,872
Timken Co. (The)	12,640	1,025,989
Toro Co. (The)	20,380	2,101,993
Trinity Industries, Inc.	10,440	297,436
Watts Water Technologies, Inc., Class A	5,400	641,574
Westinghouse Air Brake Technologies Corp.	34,787	2,753,739
Woodward, Inc.	10,430	1,258,171
Xylem, Inc.	33,550	3,528,789

		138,179,030

Marine (0.0%)
Kirby Corp.*	7,450	449,086

Professional Services (0.7%)
ASGN, Inc.*	13,500	1,288,440
Booz Allen Hamilton Holding Corp.	26,700	2,150,151
CACI International, Inc., Class A*	6,000	1,479,960
CBIZ, Inc.*	12,220	399,105
CoreLogic, Inc.	17,100	1,355,175
CoStar Group, Inc.*	6,735	5,535,429
Dun & Bradstreet Holdings, Inc.*	15,700	373,817
Equifax, Inc.	23,320	4,223,952
Exponent, Inc.	10,600	1,032,970
FTI Consulting, Inc.*	7,200	1,008,792
Huron Consulting Group, Inc.*	2,400	120,912
IHS Markit Ltd.	70,800	6,852,024
Insperity, Inc.	6,400	535,936
Jacobs Engineering Group, Inc.	22,800	2,947,356
KBR, Inc.	27,600	1,059,564
Korn Ferry	5,600	349,272
Leidos Holdings, Inc.	25,237	2,429,818
ManpowerGroup, Inc.	15,180	1,501,302
ManTech International Corp., Class A	1,300	113,035
Nielsen Holdings plc	78,000	1,961,700
Resources Connection, Inc.	16,950	229,503
Robert Half International, Inc.	19,260	1,503,628
Science Applications International Corp.	12,021	1,004,836
TransUnion	37,800	3,402,000
TriNet Group, Inc.*	6,200	483,352
Upwork, Inc.*	16,300	729,751
Verisk Analytics, Inc.	28,900	5,106,341

		49,178,121

Road & Rail (1.3%)
AMERCO	1,400	857,640
Avis Budget Group, Inc.*	9,000	652,860
CSX Corp.	134,850	13,002,237
Heartland Express, Inc.	11,700	229,086
JB Hunt Transport Services, Inc.	15,250	2,563,068
Kansas City Southern	17,150	4,526,228
Knight-Swift Transportation Holdings, Inc.	30,935	1,487,664
Landstar System, Inc.	9,750	1,609,335
Lyft, Inc., Class A*	43,400	2,742,012
Norfolk Southern Corp.	44,170	11,860,529
Old Dominion Freight Line, Inc.	19,125	4,597,841
Ryder System, Inc.	9,200	695,980
Saia, Inc.*	4,800	1,106,784
Schneider National, Inc., Class B	14,700	367,059
Uber Technologies, Inc.*	238,089	12,978,231
Union Pacific Corp.	118,620	26,145,034
Werner Enterprises, Inc.	10,700	504,719

		85,926,307

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	1,029,000
Applied Industrial Technologies, Inc.	4,300	392,031
Beacon Roofing Supply, Inc.*	7,600	397,632
Fastenal Co.	109,600	5,510,688
GATX Corp.	5,000	463,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	12,200	$1,100,318
SiteOne Landscape Supply, Inc.*	6,700	1,143,958
Triton International Ltd.	7,200	395,928
United Rentals, Inc.*	12,522	4,123,620
Univar Solutions, Inc.*	22,900	493,266
Watsco, Inc.	7,310	1,906,082
WESCO International, Inc.*	8,586	742,947
WW Grainger, Inc.	7,950	3,187,393

		20,886,563

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	5,600	178,136

Total Industrials		680,662,092

Information Technology (25.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	11,700	3,532,113
Ciena Corp.*	31,400	1,718,208
Cisco Systems, Inc.	729,670	37,731,236
CommScope Holding Co., Inc.*	18,600	285,696
EchoStar Corp., Class A*	3,000	72,000
F5 Networks, Inc.*	10,600	2,211,372
Juniper Networks, Inc.	68,900	1,745,237
Lumentum Holdings, Inc.*	14,146	1,292,237
Motorola Solutions, Inc.	30,021	5,645,449
NetScout Systems, Inc.*	1,300	36,608
Ubiquiti, Inc.	1,500	447,450
Viavi Solutions, Inc.*	33,650	528,305

		55,245,911

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	103,080	6,800,188
Arrow Electronics, Inc.*	13,600	1,507,152
Avnet, Inc.	17,920	743,859
Belden, Inc.	700	31,059
CDW Corp.	24,300	4,027,725
Cognex Corp.	30,400	2,522,896
Coherent, Inc.*	3,700	935,693
Corning, Inc.	135,390	5,890,819
Dolby Laboratories, Inc., Class A	12,700	1,253,744
Fabrinet*	6,800	614,652
FLIR Systems, Inc.	29,900	1,688,453
II-VI, Inc.*	18,490	1,264,161
IPG Photonics Corp.*	6,400	1,350,016
Itron, Inc.*	7,110	630,302
Jabil, Inc.	31,400	1,637,824
Keysight Technologies, Inc.*	32,815	4,705,671
Littelfuse, Inc.	4,200	1,110,648
National Instruments Corp.	23,000	993,255
Novanta, Inc.*	4,100	540,749
Rogers Corp.*	2,300	432,883
Sanmina Corp.*	9,400	388,972
SYNNEX Corp.	8,766	1,006,687
Trimble, Inc.*	49,500	3,850,605
Vishay Intertechnology, Inc.	14,500	349,160
Vontier Corp.*	23,452	709,892
Zebra Technologies Corp., Class A*	9,000	4,366,620

		49,353,685

IT Services (5.2%)
Accenture plc, Class A	110,800	30,608,500
Akamai Technologies, Inc.*	31,700	3,230,230
Alliance Data Systems Corp.	8,300	930,347
Amdocs Ltd.	22,610	1,586,091
Automatic Data Processing, Inc.	76,750	14,465,072
Black Knight, Inc.*	27,142	2,008,237
Broadridge Financial Solutions, Inc.	21,210	3,247,251
Cognizant Technology Solutions Corp., Class A	98,100	7,663,572
Concentrix Corp.*	8,766	1,312,446
Conduent, Inc.*	19,786	131,775
DXC Technology Co.*	53,196	1,662,907
EPAM Systems, Inc.*	9,800	3,887,562
Euronet Worldwide, Inc.*	10,000	1,383,000
ExlService Holdings, Inc.*	4,500	405,720
Fastly, Inc., Class A(x)*	13,300	894,824
Fidelity National Information Services, Inc.	106,669	14,998,728
Fiserv, Inc.*	100,402	11,951,854
FleetCor Technologies, Inc.*	15,000	4,029,450
Gartner, Inc.*	15,278	2,788,999
Genpact Ltd.	41,700	1,785,594
Global Payments, Inc.	53,176	10,719,218
Globant SA*	6,600	1,370,226
GoDaddy, Inc., Class A*	34,300	2,662,366
International Business Machines Corp.	152,631	20,339,607
Jack Henry & Associates, Inc.	14,830	2,250,008
LiveRamp Holdings, Inc.*	12,500	648,500
Mastercard, Inc., Class A	152,400	54,262,020
MAXIMUS, Inc.	16,800	1,495,872
MongoDB, Inc.*	8,900	2,380,127
Okta, Inc.*	19,900	4,386,557
Paychex, Inc.	57,010	5,588,120
PayPal Holdings, Inc.*	202,870	49,264,951
Perspecta, Inc.	30,548	887,419
Sabre Corp.*	48,600	719,766
Square, Inc., Class A*	64,900	14,735,545
StoneCo Ltd., Class A*	35,200	2,154,944
Switch, Inc., Class A	16,500	268,290
TTEC Holdings, Inc.	4,850	487,182
Twilio, Inc., Class A*	24,100	8,212,316
VeriSign, Inc.*	19,350	3,846,006
Visa, Inc., Class A	291,700	61,761,641
Western Union Co. (The)	90,360	2,228,278
WEX, Inc.*	7,600	1,590,072

		361,231,190

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Energy Industries, Inc.	5,400	589,518
Advanced Micro Devices, Inc.*	209,100	16,414,350
Allegro MicroSystems, Inc.*	13,196	334,519
Ambarella, Inc.*	5,700	572,223
Amkor Technology, Inc.	5,300	125,663
Analog Devices, Inc.	64,227	9,960,323
Applied Materials, Inc.	158,220	21,138,192
Broadcom, Inc.	67,880	31,473,241
Brooks Automation, Inc.	13,600	1,110,440
Cirrus Logic, Inc.*	12,300	1,042,917
CMC Materials, Inc.	5,400	954,666
Cree, Inc.*	20,400	2,205,852
Diodes, Inc.*	7,400	590,816
Enphase Energy, Inc.*	17,200	2,789,152
Entegris, Inc.	24,940	2,788,292
First Solar, Inc.*	17,400	1,519,020
FormFactor, Inc.*	13,500	608,985
Inphi Corp.*	8,700	1,552,167
Intel Corp.	704,990	45,119,360
KLA Corp.	28,280	9,343,712
Lam Research Corp.	25,175	14,985,167
Lattice Semiconductor Corp.*	23,300	1,048,966
MACOM Technology Solutions Holdings, Inc.*	1,100	63,822
Marvell Technology Group Ltd.	115,793	5,671,541
Maxim Integrated Products, Inc.	51,350	4,691,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Microchip Technology, Inc.	45,920	$7,127,702
Micron Technology, Inc.*	196,650	17,346,496
MKS Instruments, Inc.	9,500	1,761,490
Monolithic Power Systems, Inc.	7,900	2,790,359
NVIDIA Corp.	101,460	54,172,538
ON Semiconductor Corp.*	71,600	2,979,276
Power Integrations, Inc.	11,000	896,280
Qorvo, Inc.*	22,517	4,113,856
QUALCOMM, Inc.	196,605	26,067,857
Semtech Corp.*	13,600	938,400
Silicon Laboratories, Inc.*	8,740	1,232,952
Skyworks Solutions, Inc.	30,100	5,522,748
SolarEdge Technologies, Inc.*	8,900	2,558,216
SunPower Corp.(x)*	13,100	438,195
Synaptics, Inc.*	6,100	826,062
Teradyne, Inc.	30,010	3,651,617
Texas Instruments, Inc.	160,290	30,293,207
Universal Display Corp.	7,600	1,799,452
Xilinx, Inc.	44,500	5,513,550

		346,725,006

Software (8.7%)
2U, Inc.*	11,900	454,937
8x8, Inc.*	18,300	593,652
ACI Worldwide, Inc.*	22,700	863,735
Adobe, Inc.*	82,620	39,275,069
Alarm.com Holdings, Inc.*	8,400	725,592
Altair Engineering, Inc., Class A*	6,500	406,705
Alteryx, Inc., Class A*	8,900	738,344
Anaplan, Inc.*	23,700	1,276,245
ANSYS, Inc.*	15,200	5,161,312
Appfolio, Inc., Class A*	2,800	395,948
Appian Corp.(x)*	6,600	877,470
Aspen Technology, Inc.*	11,600	1,674,228
Atlassian Corp. plc, Class A*	22,400	4,721,024
Autodesk, Inc.*	38,050	10,545,557
Avalara, Inc.*	14,000	1,868,020
Bill.com Holdings, Inc.*	12,700	1,847,850
Blackbaud, Inc.*	8,600	611,288
Blackline, Inc.*	9,100	986,440
Bottomline Technologies DE, Inc.*	2,800	126,700
Box, Inc., Class A*	24,600	564,816
C3.ai, Inc., Class A(x)*	2,682	176,771
Cadence Design Systems, Inc.*	47,530	6,511,135
CDK Global, Inc.	27,450	1,483,947
Cerence, Inc.*	6,400	573,312
Ceridian HCM Holding, Inc.*	20,100	1,693,827
Citrix Systems, Inc.	23,450	3,291,442
Cloudera, Inc.*	35,100	427,167
Cloudflare, Inc., Class A*	19,900	1,398,174
Cognyte Software Ltd.*	14,800	411,588
Coupa Software, Inc.*	12,100	3,079,208
Crowdstrike Holdings, Inc., Class A*	27,100	4,946,021
Datadog, Inc., Class A*	27,800	2,316,852
Datto Holding Corp.*	4,212	96,497
Digital Turbine, Inc.*	14,600	1,173,256
DocuSign, Inc.*	32,100	6,498,645
Dropbox, Inc., Class A*	41,200	1,098,392
Dynatrace, Inc.*	31,400	1,514,736
Elastic NV*	10,000	1,112,000
Envestnet, Inc.*	8,800	635,624
Everbridge, Inc.*	5,100	618,018
Fair Isaac Corp.*	5,800	2,819,090
FireEye, Inc.*	33,600	657,552
Five9, Inc.*	11,500	1,797,795
Fortinet, Inc.*	23,200	4,278,544
Guidewire Software, Inc.*	17,000	1,727,710
HubSpot, Inc.*	7,400	3,361,154
InterDigital, Inc.	1,800	114,210
Intuit, Inc.	43,550	16,682,263
j2 Global, Inc.*	9,200	1,102,712
LivePerson, Inc.*	7,000	369,180
Manhattan Associates, Inc.*	12,400	1,455,512
McAfee Corp., Class A(x)	23,158	526,613
Medallia, Inc.*	10,900	304,001
Microsoft Corp.	1,286,850	303,400,624
MicroStrategy, Inc., Class A*	1,300	882,440
Mimecast Ltd.*	9,900	398,079
nCino, Inc.*	7,900	527,088
New Relic, Inc.*	9,000	553,320
NortonLifeLock, Inc.	104,390	2,219,331
Nuance Communications, Inc.*	48,790	2,129,196
Nutanix, Inc., Class A*	28,000	743,680
Oracle Corp.	329,121	23,094,421
PagerDuty, Inc.*	12,100	486,783
Palo Alto Networks, Inc.*	16,200	5,217,372
Paycom Software, Inc.*	8,700	3,219,522
Paylocity Holding Corp.*	5,700	1,025,031
Pegasystems, Inc.	7,100	811,814
Ping Identity Holding Corp.*	4,000	87,720
Pluralsight, Inc., Class A*	2,500	55,850
Proofpoint, Inc.*	9,200	1,157,268
PTC, Inc.*	20,250	2,787,412
Q2 Holdings, Inc.*	7,400	741,480
Qualys, Inc.*	6,700	702,026
Rapid7, Inc.*	7,100	529,731
RealPage, Inc.*	16,000	1,395,200
RingCentral, Inc., Class A*	14,000	4,170,320
Sailpoint Technologies Holdings, Inc.*	15,900	805,176
salesforce.com, Inc.*	153,202	32,458,908
ServiceNow, Inc.*	34,000	17,003,740
Slack Technologies, Inc., Class A*	68,300	2,775,029
Smartsheet, Inc., Class A*	16,600	1,061,072
Splunk, Inc.*	29,100	3,942,468
SPS Commerce, Inc.*	6,400	635,584
SS&C Technologies Holdings, Inc.	39,200	2,738,904
SVMK, Inc.*	21,300	390,216
Synopsys, Inc.*	26,620	6,595,904
Tenable Holdings, Inc.*	9,500	343,758
Teradata Corp.*	18,660	719,156
Trade Desk, Inc. (The), Class A*	7,400	4,822,284
Tyler Technologies, Inc.*	7,300	3,099,069
Unity Software, Inc.(x)*	5,096	511,180
Varonis Systems, Inc.*	16,200	831,708
Verint Systems, Inc.*	14,800	673,252
VMware, Inc., Class A(x)*	14,200	2,136,390
Workday, Inc., Class A*	31,100	7,726,173
Workiva, Inc.*	6,900	608,994
Yext, Inc.*	7,100	102,808
Zendesk, Inc.*	21,000	2,785,020
Zoom Video Communications, Inc., Class A*	29,200	9,381,668
Zscaler, Inc.*	12,100	2,077,207

		608,529,256

Technology Hardware, Storage & Peripherals (5.1%)
3D Systems Corp.*	20,800	570,752
Apple, Inc.	2,738,687	334,530,617
Dell Technologies, Inc., Class C*	44,879	3,956,084
Diebold Nixdorf, Inc.*	550	7,772
Hewlett Packard Enterprise Co.	221,332	3,483,766
HP, Inc.	235,932	7,490,841
NCR Corp.*	22,700	861,465
NetApp, Inc.	45,650	3,317,385
Pure Storage, Inc., Class A*	33,900	730,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.	52,478	$3,502,907
Xerox Holdings Corp.	41,657	1,011,015

		359,462,810

Total Information Technology		1,780,547,858

Materials (2.9%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	39,480	11,107,303
Albemarle Corp.	18,276	2,670,306
Ashland Global Holdings, Inc.	10,264	911,135
Avient Corp.	16,100	761,047
Axalta Coating Systems Ltd.*	47,000	1,390,260
Balchem Corp.	5,700	714,837
Cabot Corp.	600	31,464
Celanese Corp.	21,400	3,205,934
CF Industries Holdings, Inc.	47,210	2,142,390
Chemours Co. (The)	31,328	874,365
Corteva, Inc.	133,877	6,241,346
Dow, Inc.	128,877	8,240,395
DuPont de Nemours, Inc.	94,032	7,266,793
Eastman Chemical Co.	23,228	2,557,867
Ecolab, Inc.	45,288	9,694,802
Element Solutions, Inc.	24,200	442,618
FMC Corp.	25,400	2,809,494
HB Fuller Co.	6,400	402,624
Huntsman Corp.	40,900	1,179,147
Ingevity Corp.*	4,800	362,544
International Flavors & Fragrances, Inc.	43,547	6,079,597
Linde plc	91,777	25,710,409
Livent Corp.*	25,300	438,196
LyondellBasell Industries NV, Class A	45,000	4,682,250
Mosaic Co. (The)	70,630	2,232,614
NewMarket Corp.	1,200	456,192
Olin Corp.	25,200	956,844
PPG Industries, Inc.	41,900	6,295,894
Quaker Chemical Corp.	2,400	585,048
RPM International, Inc.	23,050	2,117,143
Scotts Miracle-Gro Co. (The)	7,700	1,886,269
Sensient Technologies Corp.	4,300	335,400
Sherwin-Williams Co. (The)	14,600	10,774,946
Valvoline, Inc.	47,788	1,245,833
W R Grace & Co.	11,100	664,446
Westlake Chemical Corp.	3,400	301,886

		127,769,638

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	1,357,541
Martin Marietta Materials, Inc.	10,630	3,569,767
Summit Materials, Inc., Class A*	19,500	546,390
Vulcan Materials Co.	25,800	4,353,750

		9,827,448

Containers & Packaging (0.5%)
Amcor plc	292,400	3,415,232
AptarGroup, Inc.	14,600	2,068,382
Avery Dennison Corp.	16,850	3,094,503
Ball Corp.	61,000	5,169,140
Berry Global Group, Inc.*	28,100	1,725,340
Crown Holdings, Inc.	23,050	2,236,772
Graphic Packaging Holding Co.	56,100	1,018,776
International Paper Co.	77,450	4,187,721
Packaging Corp. of America	16,700	2,245,816
Sealed Air Corp.	36,160	1,656,851
Silgan Holdings, Inc.	9,500	399,285
Sonoco Products Co.	23,760	1,504,008
Westrock Co.	54,932	2,859,211

		31,581,037

Metals & Mining (0.5%)
Alcoa Corp.*	32,900	1,068,921
Carpenter Technology Corp.	9,000	370,350
Cleveland-Cliffs, Inc.(x)	72,400	1,455,964
Commercial Metals Co.	21,300	656,892
Freeport-McMoRan, Inc.*	258,694	8,518,794
Newmont Corp.	145,111	8,745,840
Novagold Resources, Inc.*	43,000	376,680
Nucor Corp.	52,920	4,247,888
Reliance Steel & Aluminum Co.	12,300	1,873,167
Royal Gold, Inc.	12,900	1,388,298
Southern Copper Corp.	19,344	1,312,877
Steel Dynamics, Inc.	40,200	2,040,552
United States Steel Corp.	38,200	999,694

		33,055,917

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	1,336,586

Total Materials		203,570,626

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)	9,000	170,730
Agree Realty Corp. (REIT)	9,600	646,176
Alexander’s, Inc. (REIT)	100	27,730
Alexandria Real Estate Equities, Inc. (REIT)	22,680	3,726,324
American Assets Trust, Inc. (REIT)	3,300	107,052
American Campus Communities, Inc. (REIT)	28,300	1,221,711
American Homes 4 Rent (REIT), Class A	47,500	1,583,650
American Tower Corp. (REIT)	78,400	18,742,304
Americold Realty Trust (REIT)	37,100	1,427,237
Apartment Income REIT Corp. (REIT)	31,828	1,360,965
Apple Hospitality REIT, Inc. (REIT)	26,500	386,105
AvalonBay Communities, Inc. (REIT)	26,149	4,824,752
Boston Properties, Inc. (REIT)	28,870	2,923,376
Brandywine Realty Trust (REIT)	31,400	405,374
Brixmor Property Group, Inc. (REIT)	67,400	1,363,502
Brookfield Property REIT, Inc. (REIT), Class A(x)	14,947	268,299
Camden Property Trust (REIT)	20,180	2,217,984
CareTrust REIT, Inc. (REIT)	16,900	393,517
Columbia Property Trust, Inc. (REIT)	20,100	343,710
CoreSite Realty Corp. (REIT)	7,800	934,830
Corporate Office Properties Trust (REIT)	14,809	389,921
Cousins Properties, Inc. (REIT)	28,351	1,002,208
Crown Castle International Corp. (REIT)	74,250	12,780,652
CubeSmart (REIT)	39,700	1,501,851
CyrusOne, Inc. (REIT)	20,200	1,367,944
DiamondRock Hospitality Co. (REIT)*	8,600	88,580
Digital Realty Trust, Inc. (REIT)	48,772	6,869,048
Diversified Healthcare Trust (REIT)	43,390	207,404
Douglas Emmett, Inc. (REIT)	37,000	1,161,800
Duke Realty Corp. (REIT)	70,000	2,935,100
Easterly Government Properties, Inc. (REIT)	13,800	286,074
EastGroup Properties, Inc. (REIT)	6,800	974,304
Empire State Realty Trust, Inc. (REIT), Class A	700	7,791
EPR Properties (REIT)	12,700	591,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc. (REIT)	15,938	$10,831,305
Equity Commonwealth (REIT)	33,000	917,400
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,176,488
Equity Residential (REIT)	64,887	4,647,856
Essential Properties Realty Trust, Inc. (REIT)	12,300	280,809
Essex Property Trust, Inc. (REIT)	12,677	3,446,116
Extra Space Storage, Inc. (REIT)	23,900	3,167,945
Federal Realty Investment Trust (REIT)	17,380	1,763,201
First Industrial Realty Trust, Inc. (REIT)	29,500	1,350,805
Four Corners Property Trust, Inc. (REIT)	1,600	43,840
Gaming and Leisure Properties, Inc. (REIT)	44,766	1,899,421
Healthcare Realty Trust, Inc. (REIT)	23,600	715,552
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,196,972
Healthpeak Properties, Inc. (REIT)	96,297	3,056,467
Highwoods Properties, Inc. (REIT)	19,530	838,618
Host Hotels & Resorts, Inc. (REIT)*	149,413	2,517,609
Hudson Pacific Properties, Inc. (REIT)	34,500	935,985
Innovative Industrial Properties, Inc. (REIT)(x)	3,700	666,592
Invitation Homes, Inc. (REIT)	101,516	3,247,497
Iron Mountain, Inc. (REIT)	56,801	2,102,205
JBG SMITH Properties (REIT)	20,173	641,300
Kilroy Realty Corp. (REIT)	21,800	1,430,734
Kimco Realty Corp. (REIT)	77,822	1,459,163
Lamar Advertising Co. (REIT), Class A	16,000	1,502,720
Lexington Realty Trust (REIT)	34,200	379,962
Life Storage, Inc. (REIT)	13,950	1,199,003
Macerich Co. (The) (REIT)(x)	35,422	414,437
Medical Properties Trust, Inc. (REIT)	96,900	2,062,032
Mid-America Apartment Communities, Inc. (REIT)	21,938	3,166,970
National Health Investors, Inc. (REIT)	4,300	310,804
National Retail Properties, Inc. (REIT)	38,290	1,687,440
Omega Healthcare Investors, Inc. (REIT)	44,440	1,627,837
Outfront Media, Inc. (REIT)*	24,670	538,546
Paramount Group, Inc. (REIT)	37,600	380,888
Park Hotels & Resorts, Inc. (REIT)*	41,635	898,483
Physicians Realty Trust (REIT)	38,100	673,227
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	435,987
PotlatchDeltic Corp. (REIT)	13,451	711,827
Prologis, Inc. (REIT)	130,148	13,795,688
PS Business Parks, Inc. (REIT)	3,300	510,114
Public Storage (REIT)	27,702	6,835,746
QTS Realty Trust, Inc. (REIT), Class A(x)	8,400	521,136
Rayonier, Inc. (REIT)	27,025	871,556
Realty Income Corp. (REIT)	60,028	3,811,778
Regency Centers Corp. (REIT)	33,306	1,888,783
Retail Opportunity Investments Corp. (REIT)(x)	6,800	107,916
Retail Properties of America, Inc. (REIT), Class A	32,100	336,408
Retail Value, Inc. (REIT)	2,956	55,307
Rexford Industrial Realty, Inc. (REIT)	18,400	927,360
RLJ Lodging Trust (REIT)	10,700	165,636
Ryman Hospitality Properties, Inc. (REIT)*	10,751	833,310
Sabra Health Care REIT, Inc. (REIT)	34,657	601,646
SBA Communications Corp. (REIT)	19,300	5,356,715
Service Properties Trust (REIT)	33,600	398,496
Simon Property Group, Inc. (REIT)	58,759	6,685,011
SL Green Realty Corp. (REIT)	18,976	1,328,130
Spirit Realty Capital, Inc. (REIT)	20,933	889,653
STAG Industrial, Inc. (REIT)	27,800	934,358
STORE Capital Corp. (REIT)	35,400	1,185,900
Sun Communities, Inc. (REIT)	17,100	2,565,684
Sunstone Hotel Investors, Inc. (REIT)*	25,058	312,223
Terreno Realty Corp. (REIT)	11,600	670,132
UDR, Inc. (REIT)	52,936	2,321,773
Urban Edge Properties (REIT)	20,723	342,344
Ventas, Inc. (REIT)	71,279	3,802,022
VEREIT, Inc. (REIT)	37,820	1,460,608
VICI Properties, Inc. (REIT)(x)	86,700	2,448,408
Vornado Realty Trust (REIT)	33,847	1,536,315
Washington REIT (REIT)	12,470	275,587
Weingarten Realty Investors (REIT)	15,386	414,037
Welltower, Inc. (REIT)	79,017	5,659,988
Weyerhaeuser Co. (REIT)	128,135	4,561,606
WP Carey, Inc. (REIT)	31,800	2,250,168
Xenia Hotels & Resorts, Inc. (REIT)*	4,800	93,600

		215,318,883

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	57,250	4,529,047
Cushman & Wakefield plc(x)*	17,000	277,440
eXp World Holdings, Inc.(x)*	8,600	391,730
Howard Hughes Corp. (The)*	4,700	447,111
Jones Lang LaSalle, Inc.*	9,500	1,700,880
Kennedy-Wilson Holdings, Inc.	25,100	507,271
Newmark Group, Inc., Class A	21,919	219,300
Redfin Corp.*	16,700	1,112,053
RMR Group, Inc. (The), Class A	1,771	72,274

		9,257,106

Total Real Estate		224,575,989

Utilities (2.6%)
Electric Utilities (1.5%)
ALLETE, Inc.	10,500	705,495
Alliant Energy Corp.	43,900	2,377,624
American Electric Power Co., Inc.	91,170	7,722,099
Duke Energy Corp.	130,585	12,605,370
Edison International	67,160	3,935,576
Entergy Corp.	39,100	3,889,277
Evergy, Inc.	40,177	2,391,737
Eversource Energy	60,709	5,256,792
Exelon Corp.	172,956	7,565,095
FirstEnergy Corp.	99,804	3,462,201
Hawaiian Electric Industries, Inc.	20,500	910,815
IDACORP, Inc.	11,450	1,144,657
NextEra Energy, Inc.	341,900	25,851,059
NRG Energy, Inc.	40,921	1,543,949
OGE Energy Corp.	36,900	1,194,084
Pinnacle West Capital Corp.	21,300	1,732,755
PNM Resources, Inc.	15,200	745,560
Portland General Electric Co.	21,000	996,870
PPL Corp.	144,950	4,180,358
Southern Co. (The)	187,750	11,670,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	94,680	$6,297,167

		106,179,080

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,085,735
National Fuel Gas Co.	21,100	1,054,789
New Jersey Resources Corp.	19,600	781,452
ONE Gas, Inc.	9,125	701,804
Southwest Gas Holdings, Inc.	9,900	680,229
Spire, Inc.	8,200	605,898
UGI Corp.	39,575	1,622,970

		7,532,877

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	126,595	3,394,012
Brookfield Renewable Corp.	18,450	863,460
Ormat Technologies, Inc.	7,100	557,563
Vistra Corp.	84,500	1,493,960

		6,308,995

Multi-Utilities (0.8%)
Ameren Corp.	47,700	3,880,872
Black Hills Corp.	15,600	1,041,612
CenterPoint Energy, Inc.	99,950	2,263,868
CMS Energy Corp.	54,000	3,305,880
Consolidated Edison, Inc.	61,700	4,615,160
Dominion Energy, Inc.	140,754	10,691,674
DTE Energy Co.	34,400	4,580,016
MDU Resources Group, Inc.	48,250	1,525,182
NiSource, Inc.	79,300	1,911,923
Public Service Enterprise Group, Inc.	93,900	5,653,719
Sempra Energy	49,690	6,587,900
WEC Energy Group, Inc.	58,198	5,446,751

		51,504,557

Water Utilities (0.1%)
American States Water Co.	200	15,124
American Water Works Co., Inc.	31,300	4,692,496
Essential Utilities, Inc.	42,062	1,882,275

		6,589,895

Total Utilities		178,115,404

Total Common Stocks (99.3%) (Cost $2,088,889,827)		6,922,316,870

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc. (Cost $1,437,992)	31,100	1,462,011

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	25,400	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $14,048)		19,098

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $306,001.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $4,484,661, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $4,574,355.(xx)	4,484,661	4,484,661
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $4,000,210, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $4,438,813.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $300,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $332,975.(xx)	300,000	300,000

Total Repurchase Agreements		16,084,661

Total Short-Term Investments (0.2%) (Cost $16,084,661)		16,084,661

Total Investments in Securities (99.6%) (Cost $2,106,426,528)		6,939,882,640
Other Assets Less Liabilities (0.4%)		31,327,105

Net Assets (100%)		$6,971,209,745

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,083,980.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $28,361,093. This was collateralized by $12,590,172 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/8/21 - 2/15/51 and by cash of $16,084,661 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	50	6/2021	USD	5,556,250	(150,038)
S&P 500 E-Mini Index	202	6/2021	USD	40,070,740	812,159

					662,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Level 2	Level 3
		Significant Other	Significant Unobservable
		Observable Inputs	Inputs (including the
	Level 1	(including quoted prices for	Portfolio’s own
	Quoted Prices in Active	similar securities, interest	assumptions in determining
	Markets for Identical	rates, prepayment speeds,	the fair value of
Investment Type	Securities	credit risk, etc.)	investments)		Total
Assets:
Common Stocks
Communication Services	$690,387,209	$—	$—		$690,387,209
Consumer Discretionary	850,396,648	—	—		850,396,648
Consumer Staples	389,116,163	—	—		389,116,163
Energy	181,155,414	—	—		181,155,414
Financials	807,890,628	—	—		807,890,628
Health Care	935,791,760	—	107,079		935,898,839
Industrials	680,662,092	—	—		680,662,092
Information Technology	1,780,540,086	7,772	—		1,780,547,858
Materials	203,570,626	—	—		203,570,626
Real Estate	224,575,989	—	—		224,575,989
Utilities	178,115,404	—	—		178,115,404
Futures	812,159	—	—		812,159
Master Limited Partnership
Financials	1,462,011	—	—		1,462,011
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	19,098		19,098
Short-Term Investments
Repurchase Agreements	—	16,084,661	—		16,084,661

Total Assets	$6,924,476,189	$16,092,433	$126,177		$6,940,694,799

Liabilities:
Futures	$(150,038)	$—	$—		$(150,038)

Total Liabilities	$(150,038)	$—	$—		$(150,038)

Total	$6,924,326,151	$16,092,433	$126,177		$6,940,544,761

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,049,541,564
Aggregate gross unrealized depreciation	(239,285,636)

Net unrealized appreciation	$4,810,255,928

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,130,288,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$302,643	$306,426
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	154,875
Series 2020-1 AA
2.000%, 6/10/28	485,052	486,264
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	4,679,081	5,164,536
Series 2020-1 B
4.875%, 1/15/26	116,460	120,536

Total Asset-Backed Securities		6,232,637

Corporate Bonds (33.5%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.050%, 12/15/23(e)	1,250,000	1,364,756
0.900%, 3/25/24	1,000,000	1,000,440
4.450%, 4/1/24	1,500,000	1,657,262
3.400%, 5/15/25	4,000,000	4,335,627
4.125%, 2/17/26	2,750,000	3,077,879
1.700%, 3/25/26	1,000,000	999,800
3.800%, 2/15/27	1,000,000	1,098,750
4.250%, 3/1/27	2,500,000	2,807,383
2.300%, 6/1/27	500,000	506,408
1.650%, 2/1/28	185,000	178,965
4.100%, 2/15/28	453,000	505,252
4.350%, 3/1/29	1,665,000	1,873,949
4.300%, 2/15/30	8,159,000	9,163,586
Bell Canada
Series US-3
0.750%, 3/17/24	750,000	748,950
British Telecommunications plc
4.500%, 12/4/23	500,000	548,323
5.125%, 12/4/28	500,000	585,924
9.625%, 12/15/30(e)	2,000,000	3,082,500
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,688,988
Telefonica Emisiones SA
4.570%, 4/27/23	500,000	539,318
4.103%, 3/8/27	440,000	490,425
TELUS Corp.
2.800%, 2/16/27	400,000	424,008
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	490,558
3.376%, 2/15/25	1,000,000	1,084,209
0.850%, 11/20/25	1,300,000	1,270,312
1.450%, 3/20/26	790,000	790,292
2.625%, 8/15/26	2,265,000	2,389,094
4.125%, 3/16/27	2,250,000	2,544,868
3.000%, 3/22/27	375,000	398,067
2.100%, 3/22/28	750,000	750,930
4.329%, 9/21/28	9,238,000	10,565,319
3.875%, 2/8/29	140,000	155,501
4.016%, 12/3/29	1,500,000	1,676,702
3.150%, 3/22/30	375,000	395,093
1.500%, 9/18/30	600,000	550,202
1.680%, 10/30/30§	1,957,000	1,814,856
2.550%, 3/21/31	2,220,000	2,215,245

		65,769,741

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	655,593
3.400%, 6/15/27	310,000	338,670
1.350%, 9/15/30	180,000	162,309
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	694,278
1.850%, 2/15/31	295,000	277,325
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	195,662
2.000%, 9/3/30	215,000	199,907
TWDC Enterprises 18 Corp.
2.350%, 12/1/22	650,000	671,123
3.150%, 9/17/25	500,000	540,770
1.850%, 7/30/26	465,000	473,377
2.950%, 6/15/27(x)	1,000,000	1,071,036
Walt Disney Co. (The)
1.650%, 9/1/22	260,000	264,775
3.000%, 9/15/22	1,000,000	1,037,680
1.750%, 8/30/24	750,000	773,931
3.700%, 10/15/25	1,040,000	1,141,600
1.750%, 1/13/26	1,070,000	1,090,001
3.375%, 11/15/26	300,000	329,050
2.200%, 1/13/28	700,000	711,234
2.000%, 9/1/29	500,000	489,733
2.650%, 1/13/31	2,500,000	2,535,067

		13,653,121

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	541,988
0.450%, 8/15/25	435,000	424,190
1.998%, 8/15/26	2,000,000	2,077,663
0.800%, 8/15/27	1,000,000	952,471
1.100%, 8/15/30	650,000	597,439
Baidu, Inc.
3.500%, 11/28/22	500,000	520,000
3.875%, 9/29/23	1,250,000	1,334,375
4.375%, 5/14/24	1,250,000	1,371,250
4.125%, 6/30/25	695,000	762,545
1.720%, 4/9/26	200,000	198,548
4.375%, 3/29/28	290,000	321,356
4.875%, 11/14/28	315,000	359,889
2.375%, 10/9/30	200,000	192,813
Weibo Corp.
3.375%, 7/8/30	500,000	494,630

		10,149,157

Media (0.7%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,922,613
4.908%, 7/23/25	4,850,000	5,485,883
Series USD
4.500%, 2/1/24	1,000,000	1,058,150
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	71,109
Comcast Corp.
3.000%, 2/1/24	750,000	801,219
3.600%, 3/1/24	2,000,000	2,173,702
3.700%, 4/15/24	1,110,000	1,212,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 10/15/25	$1,750,000	$1,953,587
3.150%, 3/1/26	2,000,000	2,166,303
4.150%, 10/15/28	5,025,000	5,733,714
3.400%, 4/1/30	7,500,000	8,121,357
Discovery Communications LLC
2.950%, 3/20/23	460,000	480,419
3.900%, 11/15/24	800,000	874,763
3.950%, 6/15/25	500,000	546,442
4.900%, 3/11/26	500,000	568,552
4.125%, 5/15/29	455,000	501,698
3.625%, 5/15/30	1,310,000	1,401,959
Fox Corp.
4.030%, 1/25/24(x)	575,000	623,445
4.709%, 1/25/29	730,000	837,398
3.500%, 4/8/30(x)	2,000,000	2,120,017
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	287,625
2.400%, 3/1/31	1,750,000	1,708,597
Omnicom Group, Inc.
3.625%, 5/1/22	1,281,000	1,325,216
3.650%, 11/1/24	750,000	817,269
ViacomCBS, Inc.
4.750%, 5/15/25	5,000,000	5,648,415
3.375%, 2/15/28	570,000	605,466
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,088,277

		50,135,413

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,237,125
3.625%, 4/22/29	500,000	534,844
2.875%, 5/7/30	1,450,000	1,472,997
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	779,983
3.625%, 12/15/25	500,000	546,374
2.900%, 11/15/26	500,000	528,501
T-Mobile USA, Inc.
3.500%, 4/15/25§	2,500,000	2,697,275
1.500%, 2/15/26§	1,000,000	988,990
3.750%, 4/15/27§	2,500,000	2,732,600
2.050%, 2/15/28§	700,000	685,783
3.875%, 4/15/30§	5,000,000	5,433,400
Vodafone Group plc
4.125%, 5/30/25	500,000	556,558
4.375%, 5/30/28	4,375,000	5,022,171

		23,216,601

Total Communication Services		162,924,033

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	943,809
Aptiv plc
4.350%, 3/15/29	105,000	117,832
BorgWarner, Inc.
3.375%, 3/15/25(x)	800,000	862,719
2.650%, 7/1/27	300,000	310,817
Lear Corp.
4.250%, 5/15/29	125,000	137,160
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,296,754
4.150%, 10/1/25	250,000	279,760
2.450%, 6/15/30	300,000	300,239

		4,249,090

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	149,476
6.125%, 10/1/25	750,000	882,050
6.800%, 10/1/27	405,000	501,930
5.000%, 10/1/28	750,000	857,576
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	424,370
Toyota Motor Corp.
2.157%, 7/2/22	185,000	189,270
0.681%, 3/25/24	600,000	600,293
2.358%, 7/2/24	250,000	262,796
1.339%, 3/25/26	600,000	598,618
3.669%, 7/20/28	355,000	392,110
2.760%, 7/2/29	250,000	260,121
2.362%, 3/25/31	600,000	602,739

		5,721,349

Distributors (0.0%)
Genuine Parts Co.
1.875%, 11/1/30	285,000	262,297

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	34,901
Yale University
Series 2020
0.873%, 4/15/25	500,000	497,358
1.482%, 4/15/30	500,000	473,892

		1,006,151

Hotels, Restaurants & Leisure (0.3%)
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	275,956
4.375%, 9/15/28	950,000	1,018,793
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	452,490
2.900%, 6/25/25	935,000	957,176
3.500%, 8/18/26	415,000	431,102
3.900%, 8/8/29	415,000	423,972
Marriott International, Inc.
3.600%, 4/15/24	350,000	372,366
Series AA
4.650%, 12/1/28	500,000	557,288
Series FF
4.625%, 6/15/30	2,225,000	2,487,141
Series R
3.125%, 6/15/26	500,000	522,142
Series X
4.000%, 4/15/28	500,000	532,718
Series Z
4.150%, 12/1/23(x)	500,000	537,509
McDonald’s Corp.
3.350%, 4/1/23	735,000	774,342
3.250%, 6/10/24	1,000,000	1,074,904
3.375%, 5/26/25	750,000	811,380
1.450%, 9/1/25	200,000	201,792
3.700%, 1/30/26	1,500,000	1,652,391
3.500%, 3/1/27	775,000	847,926
3.800%, 4/1/28	1,100,000	1,217,094
2.625%, 9/1/29	290,000	296,328
2.125%, 3/1/30	220,000	214,304
Sands China Ltd.
4.600%, 8/8/23	555,000	593,180
5.125%, 8/8/25	500,000	557,370
3.800%, 1/8/26	475,000	503,378
5.400%, 8/8/28	620,000	706,763
4.375%, 6/18/30	585,000	619,673
Starbucks Corp.
1.300%, 5/7/22	85,000	85,875
2.700%, 6/15/22	400,000	409,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 3/1/23	$750,000	$786,027
3.850%, 10/1/23	850,000	913,969
3.800%, 8/15/25	700,000	773,053
2.450%, 6/15/26	500,000	522,731
2.000%, 3/12/27	350,000	355,236
3.500%, 3/1/28	750,000	813,525
4.000%, 11/15/28	800,000	897,474
2.250%, 3/12/30	350,000	345,710

		24,542,438

Household Durables (0.2%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,309,395
2.600%, 10/15/25	350,000	366,572
1.400%, 10/15/27	750,000	726,289
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	256,892
3.800%, 11/15/24	300,000	322,959
3.500%, 11/15/27	500,000	533,928
4.400%, 3/15/29	350,000	388,566
Lennar Corp.
4.750%, 11/29/27	3,000,000	3,449,998
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,262,248
3.625%, 5/15/30	350,000	374,814
NVR, Inc.
3.950%, 9/15/22	150,000	156,218
3.000%, 5/15/30	1,320,000	1,350,247
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	1,149,300
Whirlpool Corp.
3.700%, 5/1/25	500,000	545,517
4.750%, 2/26/29	150,000	173,143

		12,366,086

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
2.800%, 6/6/23	535,000	557,604
3.600%, 11/28/24	2,500,000	2,706,475
3.400%, 12/6/27	1,780,000	1,907,484
2.125%, 2/9/31	490,000	466,117
Amazon.com, Inc.
2.500%, 11/29/22	1,200,000	1,238,452
2.400%, 2/22/23	680,000	705,701
0.400%, 6/3/23	400,000	400,937
2.800%, 8/22/24	375,000	402,076
3.800%, 12/5/24	1,000,000	1,107,711
0.800%, 6/3/25	500,000	495,988
5.200%, 12/3/25	500,000	590,247
1.200%, 6/3/27(x)	340,000	331,945
3.150%, 8/22/27	4,000,000	4,370,983
1.500%, 6/3/30	625,000	595,816
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	677,367
3.650%, 3/15/25	600,000	652,998
3.600%, 6/1/26	500,000	546,520
4.500%, 4/13/27	1,000,000	1,152,580
4.625%, 4/13/30	1,500,000	1,743,036
eBay, Inc.
2.750%, 1/30/23	500,000	519,546
1.900%, 3/11/25	525,000	538,506
3.600%, 6/5/27	750,000	815,746
2.700%, 3/11/30	700,000	699,629
Expedia Group, Inc.
3.600%, 12/15/23§	685,000	727,007
4.625%, 8/1/27§	840,000	933,433
3.250%, 2/15/30	1,500,000	1,521,907
2.950%, 3/15/31§	185,000	182,378
JD.com, Inc.
3.875%, 4/29/26	500,000	541,094
3.375%, 1/14/30	320,000	329,116

		27,458,399

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	85,000	87,630
3.000%, 11/19/24	350,000	370,598
3.550%, 11/19/26	250,000	269,852
3.500%, 9/15/27	290,000	309,201
3.900%, 11/19/29	500,000	533,465

		1,570,746

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,206,184
4.150%, 11/1/25	125,000	139,357
3.875%, 4/15/27	500,000	554,833
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	928,355
4.000%, 5/15/25	2,000,000	2,204,406
Kohl’s Corp.
4.250%, 7/17/25	750,000	820,187
Target Corp.
2.500%, 4/15/26	2,000,000	2,118,986
3.375%, 4/15/29	750,000	820,465

		8,792,773

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	73,338
AutoNation, Inc.
3.500%, 11/15/24	400,000	430,125
4.500%, 10/1/25	215,000	238,575
3.800%, 11/15/27	500,000	541,215
AutoZone, Inc.
3.700%, 4/15/22	350,000	358,926
3.125%, 4/18/24	500,000	532,886
3.250%, 4/15/25	333,000	357,061
3.125%, 4/21/26	125,000	133,957
3.750%, 4/18/29	500,000	542,177
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,138,501
1.950%, 10/1/30	375,000	352,702
Home Depot, Inc. (The)
2.625%, 6/1/22	1,750,000	1,792,336
2.700%, 4/1/23	800,000	832,731
3.750%, 2/15/24	1,000,000	1,084,289
3.350%, 9/15/25	490,000	534,861
3.000%, 4/1/26	750,000	811,235
2.125%, 9/15/26	625,000	653,270
2.800%, 9/14/27	750,000	801,695
0.900%, 3/15/28(x)	700,000	664,480
3.900%, 12/6/28	290,000	330,218
2.950%, 6/15/29	455,000	481,819
Lowe’s Cos., Inc.
3.120%, 4/15/22	750,000	766,569
3.875%, 9/15/23	1,000,000	1,078,237
3.125%, 9/15/24	500,000	537,730
3.375%, 9/15/25	510,000	557,100
2.500%, 4/15/26	750,000	785,633
3.100%, 5/3/27	750,000	807,355
1.300%, 4/15/28	655,000	621,304
3.650%, 4/5/29	680,000	742,654
1.700%, 10/15/30	655,000	609,498
2.625%, 4/1/31	1,750,000	1,753,647
O’Reilly Automotive, Inc.
3.800%, 9/1/22	300,000	311,050
3.850%, 6/15/23	250,000	265,603
3.550%, 3/15/26	500,000	545,502
4.350%, 6/1/28	800,000	904,825
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,353,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
TJX Cos., Inc. (The)
2.500%, 5/15/23	$450,000	$469,422
2.250%, 9/15/26	500,000	519,551
1.150%, 5/15/28	300,000	284,001
Tractor Supply Co.
1.750%, 11/1/30	280,000	258,573

		25,857,917

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	464,770
2.375%, 11/1/26	1,000,000	1,049,506
2.850%, 3/27/30	1,000,000	1,052,964
PVH Corp.
4.625%, 7/10/25	145,000	159,258
Ralph Lauren Corp.
1.700%, 6/15/22	60,000	60,931
3.750%, 9/15/25	350,000	384,304
2.950%, 6/15/30	130,000	133,935
Tapestry, Inc.
3.000%, 7/15/22	500,000	510,657
4.250%, 4/1/25	500,000	541,432
VF Corp.
2.400%, 4/23/25	1,000,000	1,041,454
2.950%, 4/23/30	2,000,000	2,068,379

		7,467,590

Total Consumer Discretionary		119,294,836

Consumer Staples (2.1%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	9,929,319
4.000%, 4/13/28	1,345,000	1,498,804
4.750%, 1/23/29	3,470,000	4,052,519
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	255,826
Brown-Forman Corp.
3.500%, 4/15/25	210,000	227,485
Coca-Cola Co. (The)
1.750%, 9/6/24	750,000	779,577
2.875%, 10/27/25	850,000	919,659
2.550%, 6/1/26	500,000	530,402
2.250%, 9/1/26	1,000,000	1,046,461
2.900%, 5/25/27	500,000	538,889
1.450%, 6/1/27	300,000	298,302
1.500%, 3/5/28	730,000	717,180
1.000%, 3/15/28	440,000	416,647
2.125%, 9/6/29	750,000	750,514
1.650%, 6/1/30	2,010,000	1,917,068
2.000%, 3/5/31	835,000	814,961
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	272,632
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,299,856
Constellation Brands, Inc.
2.700%, 5/9/22	225,000	229,928
2.650%, 11/7/22	500,000	509,573
3.200%, 2/15/23	1,000,000	1,046,366
4.250%, 5/1/23	1,470,000	1,575,398
4.400%, 11/15/25	335,000	378,054
3.700%, 12/6/26	750,000	824,315
3.500%, 5/9/27	300,000	326,524
3.600%, 2/15/28	1,000,000	1,089,023
4.650%, 11/15/28	310,000	356,181
3.150%, 8/1/29	750,000	785,794
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,561,488
3.500%, 9/18/23	465,000	498,769
2.125%, 10/24/24	500,000	521,757
1.375%, 9/29/25	245,000	246,455
3.875%, 5/18/28	400,000	447,970
2.375%, 10/24/29	410,000	412,007
2.000%, 4/29/30	245,000	238,161
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,027,773
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	155,625
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	378,000	405,254
3.130%, 12/15/23	500,000	531,909
0.750%, 3/15/24	250,000	250,025
4.417%, 5/25/25	1,100,000	1,227,742
3.400%, 11/15/25	1,250,000	1,359,848
2.550%, 9/15/26	200,000	210,355
4.597%, 5/25/28	1,000,000	1,154,003
2.250%, 3/15/31	210,000	206,133
Molson Coors Beverage Co.
3.500%, 5/1/22	500,000	515,869
3.000%, 7/15/26	680,000	722,501
PepsiCo, Inc.
2.250%, 5/2/22	750,000	764,750
3.100%, 7/17/22	750,000	774,004
2.750%, 3/1/23	1,000,000	1,046,930
0.750%, 5/1/23	285,000	287,247
0.400%, 10/7/23	265,000	265,867
3.600%, 3/1/24	1,000,000	1,085,948
2.250%, 3/19/25	350,000	366,791
3.500%, 7/17/25	750,000	821,998
2.850%, 2/24/26	300,000	321,919
2.375%, 10/6/26	670,000	707,677
2.625%, 3/19/27	350,000	371,648
3.000%, 10/15/27	750,000	810,840
2.625%, 7/29/29	375,000	390,403
2.750%, 3/19/30	350,000	365,192
1.625%, 5/1/30	190,000	181,202

		53,643,317

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,786,484
3.000%, 5/18/27	2,500,000	2,710,686
Kroger Co. (The)
3.400%, 4/15/22	350,000	358,236
3.850%, 8/1/23	1,250,000	1,337,662
4.000%, 2/1/24	190,000	206,521
2.650%, 10/15/26	600,000	634,101
4.500%, 1/15/29	350,000	404,569
1.700%, 1/15/31	625,000	581,306
Sysco Corp.
3.550%, 3/15/25	500,000	540,531
3.300%, 7/15/26	1,000,000	1,076,872
3.250%, 7/15/27	1,150,000	1,239,033
2.400%, 2/15/30	115,000	113,998
5.950%, 4/1/30	2,000,000	2,502,664
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,328,652
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,000,000	2,173,360
3.450%, 6/1/26	1,500,000	1,623,224
Walmart, Inc.
2.350%, 12/15/22	1,000,000	1,032,129
2.550%, 4/11/23	1,650,000	1,721,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 6/26/23	$1,750,000	$1,863,471
3.300%, 4/22/24	2,000,000	2,163,771
2.850%, 7/8/24	585,000	626,402
2.650%, 12/15/24	975,000	1,036,829
3.550%, 6/26/25	1,200,000	1,320,791
3.050%, 7/8/26	415,000	449,390
3.700%, 6/26/28	2,000,000	2,244,105
2.375%, 9/24/29	160,000	164,570

		31,240,666

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	526,344
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	230,000	237,248
4.350%, 3/15/24	750,000	820,675
1.630%, 8/17/25	500,000	500,270
3.250%, 8/15/26	215,000	228,373
3.750%, 9/25/27	225,000	246,622
Campbell Soup Co.
2.500%, 8/2/22	363,000	372,834
3.650%, 3/15/23	286,000	302,682
3.950%, 3/15/25	750,000	824,548
3.300%, 3/19/25	450,000	482,973
4.150%, 3/15/28	1,000,000	1,118,278
Conagra Brands, Inc.
3.200%, 1/25/23	941,000	978,887
4.300%, 5/1/24	300,000	330,809
4.600%, 11/1/25	535,000	606,392
4.850%, 11/1/28	885,000	1,031,257
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	579,882
2.400%, 3/15/31	160,000	155,637
General Mills, Inc.
2.600%, 10/12/22	500,000	515,620
3.700%, 10/17/23	480,000	515,046
4.000%, 4/17/25	500,000	551,240
4.200%, 4/17/28	375,000	422,838
Hershey Co. (The)
3.375%, 5/15/23	475,000	503,946
2.050%, 11/15/24	200,000	209,398
0.900%, 6/1/25	215,000	213,247
3.200%, 8/21/25	300,000	326,551
2.300%, 8/15/26	500,000	523,250
2.450%, 11/15/29	200,000	202,926
1.700%, 6/1/30	390,000	371,061
Hormel Foods Corp.
1.800%, 6/11/30	415,000	398,226
Ingredion, Inc.
3.200%, 10/1/26	200,000	215,347
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	782,085
3.375%, 12/15/27	850,000	921,124
2.375%, 3/15/30	185,000	182,516
Kellogg Co.
2.650%, 12/1/23	917,000	962,606
3.400%, 11/15/27	650,000	703,083
4.300%, 5/15/28	500,000	568,314
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	514,350
3.150%, 8/15/24	500,000	535,241
0.900%, 2/15/26	235,000	227,631
3.400%, 8/15/27	750,000	811,686
1.850%, 2/15/31	165,000	154,976
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	681,953
Mondelez International, Inc.
0.625%, 7/1/22	675,000	676,757
1.500%, 5/4/25	290,000	292,859
2.750%, 4/13/30	2,835,000	2,890,015
Tyson Foods, Inc.
4.500%, 6/15/22	1,375,000	1,427,788
3.900%, 9/28/23	280,000	301,905
4.000%, 3/1/26	250,000	277,204
3.550%, 6/2/27	975,000	1,060,929
4.350%, 3/1/29	325,000	369,024
Unilever Capital Corp.
2.200%, 5/5/22	1,000,000	1,019,618
3.125%, 3/22/23	750,000	789,306
0.375%, 9/14/23	115,000	115,282
3.250%, 3/7/24	585,000	630,268
2.600%, 5/5/24	930,000	985,308
3.375%, 3/22/25	500,000	544,407
3.100%, 7/30/25	300,000	324,781
2.000%, 7/28/26	250,000	257,978
2.900%, 5/5/27	1,000,000	1,073,931
3.500%, 3/22/28	1,000,000	1,103,934
2.125%, 9/6/29	500,000	498,214
1.375%, 9/14/30	210,000	196,600

		36,194,080

Household Products (0.2%)
Clorox Co. (The)
3.050%, 9/15/22	610,000	629,010
3.500%, 12/15/24	500,000	547,246
3.100%, 10/1/27	500,000	541,734
3.900%, 5/15/28	500,000	552,576
1.800%, 5/15/30	140,000	133,711
Colgate-Palmolive Co.
2.250%, 11/15/22	300,000	309,577
2.100%, 5/1/23	1,000,000	1,036,543
3.250%, 3/15/24	500,000	539,997
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	325,247
2.750%, 2/15/26	250,000	267,033
1.050%, 9/15/27	250,000	242,549
3.950%, 11/1/28	375,000	426,002
3.200%, 4/25/29	750,000	809,737
Procter & Gamble Co. (The)
2.150%, 8/11/22	1,000,000	1,024,819
3.100%, 8/15/23	2,625,000	2,796,133
0.550%, 10/29/25	500,000	490,472
2.450%, 11/3/26	500,000	529,752
2.850%, 8/11/27	1,000,000	1,080,502
1.200%, 10/29/30	500,000	462,244

		12,744,884

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	156,644
3.150%, 3/15/27	500,000	541,888
1.950%, 3/15/31	585,000	566,488

		1,265,020

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	401,535
4.400%, 2/14/26	195,000	218,997
2.625%, 9/16/26	430,000	448,461
4.800%, 2/14/29	3,625,000	4,152,814
3.400%, 5/6/30	2,240,000	2,337,315
BAT Capital Corp.
3.222%, 8/15/24	1,250,000	1,330,788
2.789%, 9/6/24	525,000	551,583
3.215%, 9/6/26	750,000	791,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.557%, 8/15/27	$3,750,000	$3,989,484
2.259%, 3/25/28	350,000	343,172
3.462%, 9/6/29	750,000	776,103
4.906%, 4/2/30	1,500,000	1,706,314
BAT International Finance plc
1.668%, 3/25/26	350,000	345,433
Philip Morris International, Inc.
2.375%, 8/17/22	1,000,000	1,025,559
2.500%, 8/22/22	1,000,000	1,030,194
2.500%, 11/2/22	600,000	620,509
2.625%, 3/6/23	1,150,000	1,198,423
1.125%, 5/1/23	150,000	152,128
2.125%, 5/10/23	625,000	644,827
3.600%, 11/15/23	600,000	645,640
2.875%, 5/1/24	500,000	530,911
3.250%, 11/10/24	500,000	540,855
1.500%, 5/1/25	205,000	207,097
3.375%, 8/11/25	250,000	271,662
0.875%, 5/1/26	300,000	290,165
3.125%, 8/17/27	1,000,000	1,076,707
2.100%, 5/1/30	120,000	116,391
1.750%, 11/1/30	300,000	280,304
Reynolds American, Inc.
4.850%, 9/15/23	1,500,000	1,645,552
4.450%, 6/12/25	2,035,000	2,258,987

		29,929,481

Total Consumer Staples		165,017,448

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	1,036,956
3.337%, 12/15/27	1,250,000	1,335,301
3.138%, 11/7/29	215,000	224,947
4.486%, 5/1/30	145,000	165,962
Halliburton Co.
3.500%, 8/1/23	43,000	45,566
3.800%, 11/15/25	96,000	105,403
2.920%, 3/1/30	2,000,000	1,997,160
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	330,567
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	124,798
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,609,879
2.650%, 6/26/30	1,350,000	1,354,108

		8,330,647

Oil, Gas & Consumable Fuels (2.3%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	560,813
5.950%, 6/1/26	250,000	290,442
4.800%, 5/3/29	415,000	463,752
BP Capital Markets America, Inc.
3.245%, 5/6/22	375,000	387,010
2.520%, 9/19/22	500,000	514,514
2.750%, 5/10/23	1,000,000	1,047,942
3.216%, 11/28/23	500,000	533,172
3.790%, 2/6/24	415,000	449,506
3.224%, 4/14/24	1,500,000	1,607,094
3.410%, 2/11/26	750,000	814,419
3.119%, 5/4/26	500,000	538,023
4.234%, 11/6/28	1,250,000	1,415,650
1.749%, 8/10/30	3,300,000	3,115,508
BP Capital Markets plc
2.500%, 11/6/22	1,500,000	1,549,787
3.994%, 9/26/23	500,000	543,330
3.814%, 2/10/24	1,150,000	1,250,564
3.535%, 11/4/24	1,150,000	1,257,455
3.279%, 9/19/27	3,250,000	3,508,202
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,478,697
3.800%, 4/15/24	64,000	68,530
2.050%, 7/15/25	350,000	353,853
3.850%, 6/1/27	1,300,000	1,406,275
2.950%, 7/15/30	350,000	349,156
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,856,014
3.700%, 11/15/29	3,645,000	3,822,371
Chevron Corp.
2.355%, 12/5/22	800,000	823,196
1.141%, 5/11/23	95,000	96,538
2.566%, 5/16/23	1,250,000	1,303,205
3.191%, 6/24/23	1,425,000	1,503,291
1.554%, 5/11/25	1,935,000	1,969,040
3.326%, 11/17/25	1,000,000	1,089,403
2.954%, 5/16/26	1,500,000	1,606,717
1.995%, 5/11/27	250,000	255,049
2.236%, 5/11/30	1,325,000	1,313,741
Chevron USA, Inc.
0.333%, 8/12/22	490,000	490,158
0.426%, 8/11/23	230,000	230,198
3.900%, 11/15/24	1,500,000	1,649,346
0.687%, 8/12/25	665,000	650,911
1.018%, 8/12/27	310,000	298,004
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,087,070
4.375%, 3/15/29	350,000	384,908
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	1,800,000	1,868,063
2.875%, 9/30/29	600,000	601,500
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,197,281
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	210,750
3.500%, 5/5/25	1,600,000	1,694,500
4.375%, 5/2/28	200,000	220,688
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	448,091
ConocoPhillips
3.750%, 10/1/27§	750,000	827,737
ConocoPhillips Co.
4.950%, 3/15/26	750,000	867,562
Devon Energy Corp.
5.850%, 12/15/25	500,000	583,130
Diamondback Energy, Inc.
0.900%, 3/24/23	320,000	318,842
2.875%, 12/1/24	935,000	986,696
4.750%, 5/31/25	335,000	374,604
3.250%, 12/1/26	765,000	803,249
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,100,750
4.125%, 1/16/25	1,000,000	1,063,650
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	798,760
4.950%, 5/15/28	300,000	330,980
4.150%, 9/15/29	750,000	780,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Enbridge, Inc.
2.900%, 7/15/22	$500,000	$513,826
3.500%, 6/10/24	1,000,000	1,069,699
2.500%, 1/15/25	350,000	364,178
4.250%, 12/1/26	500,000	558,627
3.700%, 7/15/27	1,250,000	1,356,405
3.125%, 11/15/29	750,000	778,873
Energy Transfer Operating LP
3.600%, 2/1/23	1,150,000	1,197,340
4.200%, 9/15/23	250,000	267,899
4.500%, 4/15/24	250,000	272,236
4.050%, 3/15/25	2,000,000	2,153,305
2.900%, 5/15/25	770,000	802,198
4.750%, 1/15/26	1,250,000	1,383,080
4.950%, 6/15/28	375,000	418,090
5.250%, 4/15/29	1,000,000	1,135,164
3.750%, 5/15/30	2,000,000	2,062,500
Enterprise Products Operating LLC
3.350%, 3/15/23	1,356,000	1,421,229
3.750%, 2/15/25	1,415,000	1,547,989
4.150%, 10/16/28	600,000	675,824
3.125%, 7/31/29	750,000	785,719
2.800%, 1/31/30	755,000	778,889
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	496,993
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	704,633
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	753,300
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,136,891
4.150%, 1/15/26	500,000	561,237
Equinor ASA
2.450%, 1/17/23	500,000	518,221
2.650%, 1/15/24	500,000	527,649
3.700%, 3/1/24	1,000,000	1,086,559
3.250%, 11/10/24	600,000	650,042
1.750%, 1/22/26	415,000	423,585
3.625%, 9/10/28	600,000	657,825
2.375%, 5/22/30	375,000	372,054
Exxon Mobil Corp.
1.902%, 8/16/22	300,000	306,621
2.726%, 3/1/23	1,680,000	1,748,592
1.571%, 4/15/23	1,000,000	1,022,290
3.176%, 3/15/24	2,000,000	2,140,827
2.019%, 8/16/24	500,000	521,581
2.709%, 3/6/25	1,000,000	1,057,748
3.043%, 3/1/26	2,025,000	2,183,699
2.275%, 8/16/26	500,000	518,904
2.440%, 8/16/29	750,000	758,852
3.482%, 3/19/30	5,000,000	5,430,472
HollyFrontier Corp.
2.625%, 10/1/23	340,000	350,192
5.875%, 4/1/26	250,000	282,419
Husky Energy, Inc.
3.950%, 4/15/22	2,000,000	2,045,929
4.000%, 4/15/24	125,000	133,508
Kinder Morgan Energy Partners LP
3.950%, 9/1/22	1,750,000	1,819,998
3.450%, 2/15/23	500,000	522,606
3.500%, 9/1/23	100,000	106,027
4.250%, 9/1/24	750,000	824,399
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	782,751
4.300%, 3/1/28	1,250,000	1,390,929
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	286,881
3.250%, 6/1/30	250,000	260,626
Marathon Oil Corp.
2.800%, 11/1/22	297,000	304,810
3.850%, 6/1/25	750,000	804,210
4.400%, 7/15/27	750,000	824,489
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,126,721
5.125%, 12/15/26	2,000,000	2,327,315
3.800%, 4/1/28	300,000	324,084
MPLX LP
3.500%, 12/1/22	865,000	902,034
3.375%, 3/15/23	500,000	524,519
4.875%, 12/1/24	1,000,000	1,120,640
4.000%, 2/15/25	300,000	326,615
4.875%, 6/1/25	1,500,000	1,682,206
1.750%, 3/1/26	350,000	350,464
4.125%, 3/1/27	2,085,000	2,308,562
2.650%, 8/15/30	455,000	445,402
ONEOK Partners LP
3.375%, 10/1/22	150,000	154,960
5.000%, 9/15/23	1,000,000	1,087,188
ONEOK, Inc.
2.750%, 9/1/24	350,000	366,681
2.200%, 9/15/25	350,000	355,904
5.850%, 1/15/26	160,000	186,991
4.000%, 7/13/27	225,000	243,825
4.550%, 7/15/28	2,000,000	2,207,322
4.350%, 3/15/29	500,000	541,475
3.400%, 9/1/29	500,000	511,112
3.100%, 3/15/30	350,000	352,322
Phillips 66
4.300%, 4/1/22	2,250,000	2,334,847
0.900%, 2/15/24	250,000	249,343
3.850%, 4/9/25	500,000	546,714
1.300%, 2/15/26	140,000	138,319
3.900%, 3/15/28	500,000	549,764
Phillips 66 Partners LP
2.450%, 12/15/24	250,000	260,186
3.605%, 2/15/25	1,000,000	1,071,552
3.550%, 10/1/26	300,000	320,790
Pioneer Natural Resources Co.
0.750%, 1/15/24	270,000	268,992
1.125%, 1/15/26	350,000	342,576
4.450%, 1/15/26	1,250,000	1,406,039
1.900%, 8/15/30	1,000,000	928,318
2.150%, 1/15/31	260,000	243,520
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	263,850
3.600%, 11/1/24	1,250,000	1,325,000
4.500%, 12/15/26	500,000	548,375
3.550%, 12/15/29	2,500,000	2,494,317
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,501,174
5.625%, 3/1/25	1,215,000	1,388,885
5.000%, 3/15/27	3,000,000	3,416,652
4.500%, 5/15/30	1,225,000	1,373,827
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,072,274
3.375%, 10/15/26	315,000	337,825
Suncor Energy, Inc.
2.800%, 5/15/23	325,000	339,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 5/15/25	$190,000	$202,733
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	778,183
4.250%, 4/1/24	1,000,000	1,079,138
5.950%, 12/1/25	250,000	290,761
3.900%, 7/15/26	500,000	535,944
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,106,854
3.900%, 5/25/27	200,000	217,014
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,052,408
Total Capital International SA
2.700%, 1/25/23	1,187,000	1,237,185
3.750%, 4/10/24	2,000,000	2,187,519
2.434%, 1/10/25	500,000	523,442
3.455%, 2/19/29	750,000	814,140
Total Capital SA
3.883%, 10/11/28	250,000	279,952
TransCanada PipeLines Ltd.
2.500%, 8/1/22	850,000	873,899
4.875%, 1/15/26	550,000	630,147
4.250%, 5/15/28	1,750,000	1,965,702
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	553,838
3.250%, 5/15/30	250,000	262,564
Valero Energy Corp.
1.200%, 3/15/24	750,000	751,847
3.650%, 3/15/25	600,000	643,663
2.850%, 4/15/25	750,000	782,053
3.400%, 9/15/26	350,000	373,810
2.150%, 9/15/27	750,000	734,139
4.350%, 6/1/28	350,000	385,736
4.000%, 4/1/29	765,000	826,344
Valero Energy Partners LP
4.375%, 12/15/26	215,000	240,583
4.500%, 3/15/28	500,000	554,590
Williams Cos., Inc. (The)
3.350%, 8/15/22	1,200,000	1,235,546
3.700%, 1/15/23	325,000	339,926
4.500%, 11/15/23	1,000,000	1,089,764
4.550%, 6/24/24	1,270,000	1,399,820
4.000%, 9/15/25	2,500,000	2,739,028
3.750%, 6/15/27	500,000	544,566
2.600%, 3/15/31	665,000	648,571

		183,922,044

Total Energy		192,252,691

Financials (13.1%)
Banks (8.0%)
Australia & New Zealand Banking Group Ltd.
2.625%, 5/19/22	750,000	769,710
2.625%, 11/9/22	500,000	518,649
2.050%, 11/21/22	750,000	770,400
3.700%, 11/16/25	1,000,000	1,107,924
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	802,252
1.125%, 9/18/25	800,000	785,573
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,030,180
3.125%, 2/23/23	570,000	595,714
3.848%, 4/12/23	1,200,000	1,274,301
2.706%, 6/27/24	800,000	843,998
2.746%, 5/28/25	200,000	209,112
5.179%, 11/19/25	1,000,000	1,135,307
1.849%, 3/25/26	600,000	598,406
4.250%, 4/11/27	1,000,000	1,113,473
4.379%, 4/12/28	1,200,000	1,336,280
3.306%, 6/27/29	800,000	844,657
3.490%, 5/28/30	200,000	208,780
2.749%, 12/3/30	1,745,000	1,654,777
2.958%, 3/25/31	480,000	476,113
Bank of America Corp.
3.300%, 1/11/23	4,300,000	4,514,153
4.100%, 7/24/23	2,000,000	2,159,748
4.125%, 1/22/24	1,200,000	1,310,153
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,106,513
4.000%, 4/1/24	5,000,000	5,460,925
(SOFR + 1.46%), 1.486%, 5/19/24(k)	750,000	759,050
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,140,360
4.200%, 8/26/24	625,000	688,732
(SOFR + 0.74%), 0.810%, 10/24/24(k)	1,500,000	1,503,288
4.000%, 1/22/25	1,000,000	1,092,213
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,610,711
3.875%, 8/1/25	2,000,000	2,209,315
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	747,453
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,225,043
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	1,046,295
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	5,099,313
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	1,021,645
4.450%, 3/3/26	655,000	735,304
3.500%, 4/19/26	3,000,000	3,289,393
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,741,348
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,478,788
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,631,517
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,100,944
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,635,553
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,404,472
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,753,449
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,208,896
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,530,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	$1,300,000	$1,361,061
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	3,500,000	3,463,077
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	936,920
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,411,176
Series L
3.950%, 4/21/25	2,450,000	2,675,223
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	751,047
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	500,882
Bank of Montreal
2.350%, 9/11/22	500,000	514,476
2.050%, 11/1/22	600,000	615,784
2.550%, 11/6/22	1,300,000	1,343,886
0.450%, 12/8/23	1,785,000	1,777,636
2.500%, 6/28/24	500,000	525,836
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,166,344
Series E
3.300%, 2/5/24	1,000,000	1,072,543
Bank of Nova Scotia (The)
2.450%, 9/19/22	3,050,000	3,142,841
2.000%, 11/15/22	750,000	769,807
2.375%, 1/18/23	350,000	362,349
1.950%, 2/1/23	750,000	770,947
0.550%, 9/15/23	300,000	299,459
3.400%, 2/11/24	750,000	805,256
2.200%, 2/3/25	750,000	778,433
1.300%, 6/11/25	750,000	750,553
1.050%, 3/2/26	750,000	737,808
2.700%, 8/3/26	750,000	794,847
BankUnited, Inc.
5.125%, 6/11/30	750,000	838,597
Barclays Bank plc
1.700%, 5/12/22	785,000	795,864
Barclays plc
3.684%, 1/10/23	560,000	573,069
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,070,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24(k)	385,000	385,137
3.650%, 3/16/25	1,750,000	1,880,795
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	809,322
4.375%, 1/12/26	1,500,000	1,669,875
(SOFR + 2.71%), 2.852%, 5/7/26(k)	4,485,000	4,693,465
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,148,094
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	5,000,000	5,650,990
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	971,941
BBVA USA
2.875%, 6/29/22	750,000	770,876
2.500%, 8/27/24	500,000	525,540
3.875%, 4/10/25	1,000,000	1,094,255
BNP Paribas SA
3.250%, 3/3/23	650,000	684,367
4.250%, 10/15/24	1,000,000	1,106,490
Canadian Imperial Bank of Commerce
2.550%, 6/16/22	1,000,000	1,027,157
0.950%, 6/23/23	575,000	580,174
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23(k)	650,000	666,934
3.500%, 9/13/23	500,000	536,888
0.500%, 12/14/23	500,000	498,031
3.100%, 4/2/24	750,000	799,490
2.250%, 1/28/25	750,000	777,900
0.950%, 10/23/25	130,000	127,329
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,049,030
Citigroup, Inc.
2.750%, 4/25/22	1,275,000	1,304,984
4.050%, 7/30/22	150,000	156,714
2.700%, 10/27/22	2,500,000	2,579,112
3.375%, 3/1/23	1,150,000	1,209,472
3.500%, 5/15/23	1,000,000	1,057,897
3.875%, 10/25/23	1,550,000	1,672,990
(SOFR + 1.67%), 1.678%, 5/15/24(k)	500,000	510,083
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,231,470
3.750%, 6/16/24	500,000	544,321
4.000%, 8/5/24(x)	2,500,000	2,728,777
(SOFR + 0.69%), 0.776%, 10/30/24(k)	5,000,000	4,996,416
3.875%, 3/26/25	500,000	542,970
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,596,178
3.300%, 4/27/25	1,000,000	1,074,836
4.400%, 6/10/25	650,000	720,662
3.700%, 1/12/26	3,000,000	3,287,945
4.600%, 3/9/26	595,000	668,878
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,669,692
3.400%, 5/1/26	2,500,000	2,715,931
3.200%, 10/21/26	3,250,000	3,493,336
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,219,567
4.450%, 9/29/27	1,250,000	1,405,034
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,276,139
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,699,603
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,215,221
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,928,386
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,293,149
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,503,469
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,994,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Citizens Bank NA
2.650%, 5/26/22	$505,000	$517,008
3.700%, 3/29/23	500,000	529,598
2.250%, 4/28/25	400,000	414,632
3.750%, 2/18/26	500,000	550,878
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	529,473
2.500%, 2/6/30	150,000	148,621
3.250%, 4/30/30	470,000	495,827
Comerica Bank
2.500%, 7/23/24	300,000	317,003
4.000%, 7/27/25	250,000	276,297
Comerica, Inc.
3.700%, 7/31/23	375,000	401,985
4.000%, 2/1/29	450,000	501,561
Cooperatieve Rabobank UA
3.950%, 11/9/22	1,000,000	1,052,944
2.750%, 1/10/23	1,750,000	1,822,938
4.625%, 12/1/23	1,000,000	1,094,786
0.375%, 1/12/24	405,000	402,678
3.375%, 5/21/25	1,000,000	1,086,572
4.375%, 8/4/25	500,000	552,903
3.750%, 7/21/26	815,000	888,251
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	2,500,000	2,605,651
Discover Bank
3.350%, 2/6/23	250,000	261,470
4.200%, 8/8/23	550,000	593,855
2.450%, 9/12/24	750,000	784,897
3.450%, 7/27/26	840,000	908,693
4.650%, 9/13/28	625,000	711,256
2.700%, 2/6/30	250,000	250,840
Fifth Third Bancorp
2.600%, 6/15/22	800,000	819,967
4.300%, 1/16/24	700,000	763,981
3.650%, 1/25/24	750,000	806,890
2.375%, 1/28/25	250,000	259,987
3.950%, 3/14/28	750,000	847,512
Fifth Third Bank NA
1.800%, 1/30/23	250,000	255,737
3.950%, 7/28/25	645,000	716,367
3.850%, 3/15/26	600,000	659,251
2.250%, 2/1/27	300,000	308,982
First Horizon Corp.
3.550%, 5/26/23	500,000	528,557
4.000%, 5/26/25	500,000	547,332
First Republic Bank
2.500%, 6/6/22	500,000	511,070
(SOFR + 0.62%), 1.912%, 2/12/24(k)	250,000	256,056
FNB Corp.
2.200%, 2/24/23	90,000	91,641
HSBC Holdings plc
3.600%, 5/25/23	1,500,000	1,596,321
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	311,892
4.250%, 3/14/24	1,700,000	1,840,141
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	1,034,348
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	943,730
4.250%, 8/18/25	1,600,000	1,758,126
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25(k)	830,000	867,463
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	2,125,348
3.900%, 5/25/26	1,140,000	1,257,646
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	838,813
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,863,424
4.375%, 11/23/26	1,815,000	2,021,022
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	805,837
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,368,639
(SOFR + 1.73%), 2.013%, 9/22/28(k)	3,950,000	3,874,845
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,256,568
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,262,818
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,710,521
HSBC USA, Inc.
3.500%, 6/23/24	900,000	973,245
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	526,862
4.000%, 5/15/25	350,000	387,648
2.550%, 2/4/30	500,000	498,432
Huntington National Bank (The)
3.125%, 4/1/22	430,000	441,130
2.500%, 8/7/22	750,000	770,196
1.800%, 2/3/23	350,000	358,565
3.550%, 10/6/23	500,000	537,302
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	500,000	516,406
3.538%, 11/8/27	500,000	548,438
ING Groep NV
4.100%, 10/2/23	1,500,000	1,626,345
3.550%, 4/9/24	750,000	807,168
3.950%, 3/29/27	1,250,000	1,386,508
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	375,056
4.050%, 4/9/29	560,000	620,262
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	264,636
JPMorgan Chase & Co.
3.250%, 9/23/22	2,849,000	2,969,539
3.200%, 1/25/23	4,369,000	4,588,911
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,110,564
3.375%, 5/1/23	2,075,000	2,194,754
2.700%, 5/18/23	2,000,000	2,086,523
3.875%, 2/1/24	3,000,000	3,269,078
(SOFR + 0.58%), 0.697%, 3/16/24(k)	2,750,000	2,758,960
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,191,406
3.625%, 5/13/24(x)	3,000,000	3,258,217
(SOFR + 1.46%), 1.514%, 6/1/24(k)	2,000,000	2,040,833

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.60%), 0.653%, 9/16/24(k)	$3,330,000	$3,331,422
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,355,452
(SOFR + 0.42%), 0.563%, 2/16/25(k)	975,000	966,898
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,516,882
3.900%, 7/15/25	3,000,000	3,306,922
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,561,612
(SOFR + 1.59%), 2.005%, 3/13/26(k)	555,000	570,098
3.300%, 4/1/26	2,000,000	2,170,636
3.200%, 6/15/26	1,750,000	1,884,591
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,220,806
(SOFR + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,215,989
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,991,879
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,764,204
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	7,563,590
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,672,152
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,687,167
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,142,754
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	678,911
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,759,159
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	827,090
(SOFR + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,165,460
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	709,235
KeyBank NA
2.400%, 6/9/22	635,000	650,396
2.300%, 9/14/22	1,500,000	1,540,733
3.375%, 3/7/23	500,000	527,748
1.250%, 3/10/23	415,000	421,132
(SOFR + 0.34%), 0.423%, 1/3/24(k)	250,000	249,487
3.300%, 6/1/25	250,000	270,613
3.400%, 5/20/26	1,000,000	1,081,837
KeyCorp
4.150%, 10/29/25	310,000	346,154
2.250%, 4/6/27	750,000	766,938
Korea Development Bank (The)
3.000%, 9/14/22	1,000,000	1,035,625
3.375%, 3/12/23	500,000	527,910
2.750%, 3/19/23	500,000	521,562
3.750%, 1/22/24	500,000	544,688
3.250%, 2/19/24	350,000	376,469
0.400%, 3/9/24	220,000	219,200
0.400%, 6/19/24	425,000	423,335
2.125%, 10/1/24	390,000	410,864
1.750%, 2/18/25	250,000	255,176
0.800%, 4/27/26	300,000	293,270
0.800%, 7/19/26	500,000	488,546
1.000%, 9/9/26	400,000	394,790
1.625%, 1/19/31	500,000	478,429
Kreditanstalt fuer Wiederaufbau
2.125%, 6/15/22	3,000,000	3,069,282
2.000%, 10/4/22	2,312,000	2,373,784
2.375%, 12/29/22	4,015,000	4,163,553
2.125%, 1/17/23	3,350,000	3,462,235
1.625%, 2/15/23	1,750,000	1,794,601
0.250%, 10/19/23	2,000,000	1,994,381
2.625%, 2/28/24	2,125,000	2,259,894
0.250%, 3/8/24	1,635,000	1,627,191
1.375%, 8/5/24	2,250,000	2,313,056
2.500%, 11/20/24	5,000,000	5,340,211
2.000%, 5/2/25	3,000,000	3,153,353
0.375%, 7/18/25	920,000	903,549
0.625%, 1/22/26	13,600,000	13,384,277
2.875%, 4/3/28	1,750,000	1,909,745
1.750%, 9/14/29	525,000	526,644
0.750%, 9/30/30	400,000	362,836
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,606,059
2.000%, 1/13/25	3,000,000	3,145,452
0.875%, 3/30/26	600,000	595,100
1.750%, 7/27/26	500,000	516,589
0.875%, 9/3/30	750,000	687,052
Series 37
2.500%, 11/15/27	2,000,000	2,128,508
Series 40
0.500%, 5/27/25	730,000	721,134
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.326%, 6/15/23(k)	200,000	201,688
4.050%, 8/16/23	750,000	809,183
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,810,763
3.900%, 3/12/24	400,000	433,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.695%, 5/11/24(k)	1,145,000	1,144,893
4.450%, 5/8/25	575,000	641,707
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	1,087,910
4.582%, 12/10/25	1,000,000	1,115,086
4.650%, 3/24/26	1,750,000	1,957,416
3.750%, 1/11/27	1,385,000	1,519,030
4.375%, 3/22/28	1,350,000	1,518,273
4.550%, 8/16/28	850,000	970,502
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,883,261
M&T Bank Corp.
3.550%, 7/26/23	500,000	535,458
Manufacturers & Traders Trust Co.
2.500%, 5/18/22	500,000	511,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.900%, 2/6/25	$1,000,000	$1,063,716
3.400%, 8/17/27	330,000	360,936
Mitsubishi UFJ Financial Group, Inc.
2.623%, 7/18/22	750,000	770,807
3.455%, 3/2/23	1,000,000	1,054,689
3.761%, 7/26/23	1,750,000	1,874,026
2.527%, 9/13/23	760,000	794,117
3.407%, 3/7/24	750,000	803,740
2.801%, 7/18/24	1,000,000	1,058,785
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24(k)	750,000	750,696
2.193%, 2/25/25	1,000,000	1,030,593
3.777%, 3/2/25	1,000,000	1,090,408
1.412%, 7/17/25	430,000	428,441
3.850%, 3/1/26	216,000	238,197
2.757%, 9/13/26	1,250,000	1,322,179
3.677%, 2/22/27	1,000,000	1,109,731
3.287%, 7/25/27	1,000,000	1,090,021
3.961%, 3/2/28	1,500,000	1,669,943
4.050%, 9/11/28	1,000,000	1,111,492
3.741%, 3/7/29	750,000	812,777
3.195%, 7/18/29	1,000,000	1,048,196
2.559%, 2/25/30	1,000,000	1,002,104
2.048%, 7/17/30	460,000	440,095
Mizuho Financial Group, Inc.
2.601%, 9/11/22	1,000,000	1,030,359
3.549%, 3/5/23	1,000,000	1,056,764
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23(k)	235,000	241,252
(ICE LIBOR USD 3 Month + 0.99%), 1.241%, 7/10/24(k)	320,000	322,904
(ICE LIBOR USD 3 Month + 0.61%), 0.849%, 9/8/24(k)	200,000	200,368
(ICE LIBOR USD 3 Month + 0.98%), 2.839%, 7/16/25(k)	750,000	791,395
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)	500,000	522,403
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	307,723
2.839%, 9/13/26	850,000	900,749
3.663%, 2/28/27	1,000,000	1,108,223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	486,400
3.170%, 9/11/27	1,250,000	1,347,021
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,123,623
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	780,918
(ICE LIBOR USD 3 Month + 1.51%), 2.201%, 7/10/31(k)	500,000	479,019
(ICE LIBOR USD 3 Month + 1.27%), 1.979%, 9/8/31(k)	300,000	282,676
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,866,018
3.000%, 2/10/25	80,000	84,909
MUFG Union Bank NA
3.150%, 4/1/22	750,000	769,314
2.100%, 12/9/22	500,000	512,922
National Australia Bank Ltd.
1.875%, 12/13/22	750,000	769,643
3.000%, 1/20/23	1,350,000	1,413,369
2.875%, 4/12/23	750,000	787,063
3.625%, 6/20/23	500,000	534,859
3.375%, 1/14/26	750,000	821,402
2.500%, 7/12/26	1,500,000	1,579,418
National Bank of Canada
2.100%, 2/1/23	750,000	770,596
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.900%, 8/15/23(k)	250,000	251,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24(k)	530,000	526,991
Natwest Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	2,059,275
3.875%, 9/12/23	800,000	857,701
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24(k)	200,000	206,206
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,158,620
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,089,263
4.800%, 4/5/26	1,750,000	1,981,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	306,606
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	3,470,108
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	834,385
Oesterreichische Kontrollbank AG
2.875%, 3/13/23	750,000	787,852
3.125%, 11/7/23	2,750,000	2,941,799
1.500%, 2/12/25	375,000	385,511
0.375%, 9/17/25	910,000	887,611
0.500%, 2/2/26(x)	935,000	910,720
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	312,729
PNC Bank NA
2.950%, 1/30/23	250,000	260,535
3.500%, 6/8/23	335,000	356,761
3.800%, 7/25/23	1,000,000	1,071,966
3.300%, 10/30/24	1,000,000	1,090,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 2/23/25	$250,000	$266,970
3.250%, 6/1/25	500,000	541,487
3.100%, 10/25/27	500,000	540,676
3.250%, 1/22/28	1,000,000	1,070,554
2.700%, 10/22/29	395,000	403,354
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22(e)	2,000,000	2,076,012
3.500%, 1/23/24	175,000	188,688
3.900%, 4/29/24	500,000	544,891
2.200%, 11/1/24	500,000	525,615
2.600%, 7/23/26	350,000	369,800
3.150%, 5/19/27	750,000	807,010
3.450%, 4/23/29	750,000	809,576
2.550%, 1/22/30	750,000	756,336
Regions Financial Corp.
3.800%, 8/14/23	750,000	803,772
2.250%, 5/18/25	300,000	311,153
Royal Bank of Canada
2.800%, 4/29/22	750,000	770,370
1.950%, 1/17/23	625,000	641,600
3.700%, 10/5/23	1,500,000	1,614,603
0.500%, 10/26/23	415,000	415,311
0.425%, 1/19/24	645,000	640,292
2.550%, 7/16/24	750,000	791,438
2.250%, 11/1/24	750,000	786,620
1.150%, 6/10/25	530,000	529,788
0.875%, 1/20/26(x)	750,000	733,817
4.650%, 1/27/26	2,000,000	2,285,116
Santander Holdings USA, Inc.
3.400%, 1/18/23	750,000	781,898
3.500%, 6/7/24	350,000	373,907
3.450%, 6/2/25	500,000	533,925
4.500%, 7/17/25	1,500,000	1,654,917
4.400%, 7/13/27	485,000	536,050
Santander UK Group Holdings plc
3.571%, 1/10/23	520,000	531,598
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	823,691
(SOFR + 0.79%), 1.089%, 3/15/25(k)	500,000	499,784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	992,573
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	816,921
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	496,775
Santander UK plc
4.000%, 3/13/24	1,000,000	1,091,343
2.875%, 6/18/24	374,000	397,447
Signature Bank
(AMERIBOR + 3.89%), 4.000%, 10/15/30(k)	250,000	257,500
Sumitomo Mitsui Banking Corp.
3.200%, 7/18/22	750,000	776,980
3.000%, 1/18/23	1,000,000	1,043,736
3.950%, 1/10/24	2,250,000	2,443,655
3.400%, 7/11/24	1,000,000	1,076,556
3.650%, 7/23/25	750,000	817,926
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	750,000	776,665
3.102%, 1/17/23	1,000,000	1,045,989
3.936%, 10/16/23	750,000	810,554
0.508%, 1/12/24	200,000	199,412
2.696%, 7/16/24	1,000,000	1,053,965
2.448%, 9/27/24	350,000	366,604
2.348%, 1/15/25	400,000	415,417
1.474%, 7/8/25	925,000	925,509
0.948%, 1/12/26	500,000	486,176
3.010%, 10/19/26	1,000,000	1,064,089
3.446%, 1/11/27	1,700,000	1,848,302
3.364%, 7/12/27	750,000	808,975
3.352%, 10/18/27	750,000	811,015
3.544%, 1/17/28	2,000,000	2,164,979
4.306%, 10/16/28	750,000	847,740
3.040%, 7/16/29	1,000,000	1,039,691
3.202%, 9/17/29	350,000	358,934
2.724%, 9/27/29	350,000	355,477
2.750%, 1/15/30	400,000	406,556
2.130%, 7/8/30	750,000	724,670
2.142%, 9/23/30	1,500,000	1,405,168
1.710%, 1/12/31	500,000	464,786
SVB Financial Group
3.125%, 6/5/30	300,000	311,744
1.800%, 2/2/31	565,000	518,754
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	543,625
Synovus Financial Corp.
3.125%, 11/1/22	300,000	310,683
Toronto-Dominion Bank (The)
1.900%, 12/1/22	1,250,000	1,282,181
0.250%, 1/6/23	830,000	828,447
0.750%, 6/12/23	625,000	629,087
3.500%, 7/19/23	750,000	802,813
0.450%, 9/11/23	1,000,000	998,790
0.550%, 3/4/24	750,000	748,942
3.250%, 3/11/24	750,000	806,388
2.650%, 6/12/24	750,000	794,592
1.150%, 6/12/25	750,000	750,035
0.750%, 9/11/25	1,000,000	979,149
0.750%, 1/6/26	1,000,000	975,366
(USD Swap Semi 5 Year +2.21%), 3.625%, 9/15/31(k)	1,000,000	1,096,374
Truist Bank
2.800%, 5/17/22	750,000	769,417
3.000%, 2/2/23	1,000,000	1,045,128
1.250%, 3/9/23	350,000	355,352
3.200%, 4/1/24	750,000	804,660
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	532,004
2.150%, 12/6/24	600,000	624,883
1.500%, 3/10/25	750,000	761,368
3.625%, 9/16/25	1,000,000	1,089,745
4.050%, 11/3/25	185,000	207,504
3.300%, 5/15/26	1,000,000	1,079,073
3.800%, 10/30/26	300,000	332,467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	366,324
2.250%, 3/11/30	535,000	520,978
Truist Financial Corp.
3.050%, 6/20/22	750,000	773,247
2.200%, 3/16/23	750,000	774,735
3.750%, 12/6/23	750,000	811,684
2.500%, 8/1/24	750,000	790,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 10/26/24	$500,000	$533,646
4.000%, 5/1/25	600,000	662,669
3.700%, 6/5/25	750,000	819,570
1.200%, 8/5/25	500,000	499,488
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	943,891
1.125%, 8/3/27	1,000,000	958,702
3.875%, 3/19/29	750,000	828,364
1.950%, 6/5/30	335,000	323,416
US Bancorp
2.950%, 7/15/22	1,600,000	1,650,487
3.700%, 1/30/24	500,000	541,885
2.400%, 7/30/24	750,000	791,832
3.600%, 9/11/24	1,000,000	1,091,416
1.450%, 5/12/25	600,000	607,301
3.950%, 11/17/25	500,000	558,088
3.100%, 4/27/26	1,415,000	1,520,068
3.900%, 4/26/28	650,000	727,657
3.000%, 7/30/29	750,000	782,303
1.375%, 7/22/30	600,000	551,568
Series V
2.375%, 7/22/26	2,000,000	2,081,750
US Bank NA
2.650%, 5/23/22	750,000	768,727
1.950%, 1/9/23	300,000	307,812
2.850%, 1/23/23	750,000	781,546
3.400%, 7/24/23	500,000	533,577
2.050%, 1/21/25	1,000,000	1,034,744
2.800%, 1/27/25	1,000,000	1,063,308
Webster Financial Corp.
4.100%, 3/25/29	500,000	537,709
Wells Fargo & Co.
4.125%, 8/15/23	3,000,000	3,239,736
3.750%, 1/24/24	1,250,000	1,348,428
(SOFR + 1.60%), 1.654%, 6/2/24(k)	815,000	832,630
3.300%, 9/9/24	2,000,000	2,160,347
3.000%, 2/19/25	2,500,000	2,653,679
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	1,105,000	1,153,293
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,286,577
3.000%, 4/22/26	4,000,000	4,274,667
4.100%, 6/3/26	2,000,000	2,217,327
3.000%, 10/23/26	1,500,000	1,605,851
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,186,150
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,756,377
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	1,031,656
4.150%, 1/24/29	1,350,000	1,515,447
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	1,250,000	1,287,337
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	6,125,000	6,160,723
Series M
3.450%, 2/13/23	1,806,000	1,901,793
Wells Fargo Bank NA
3.550%, 8/14/23	1,950,000	2,087,014
Westpac Banking Corp.
2.500%, 6/28/22	1,250,000	1,283,891
2.750%, 1/11/23	750,000	781,295
2.000%, 1/13/23	145,000	149,141
3.650%, 5/15/23	750,000	800,542
3.300%, 2/26/24	1,250,000	1,344,401
2.350%, 2/19/25	1,000,000	1,045,105
2.850%, 5/13/26	750,000	799,334
2.700%, 8/19/26	1,750,000	1,855,322
3.350%, 3/8/27	1,250,000	1,369,475
2.650%, 1/16/30(x)	350,000	363,644
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	1,102,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,901,958
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	261,267
Zions Bancorp NA
3.250%, 10/29/29	500,000	501,092

		632,515,989

Capital Markets (2.3%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	383,722
3.300%, 6/15/30	210,000	217,420
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	163,178
3.700%, 10/15/24	750,000	820,262
2.875%, 9/15/26	500,000	531,890
Ares Capital Corp.
3.500%, 2/10/23	750,000	782,051
4.200%, 6/10/24	560,000	603,689
4.250%, 3/1/25	500,000	535,619
3.250%, 7/15/25	500,000	515,131
3.875%, 1/15/26	1,000,000	1,053,049
2.150%, 7/15/26	285,000	277,209
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	396,103
Bank of New York Mellon Corp. (The)
1.950%, 8/23/22	625,000	638,955
1.850%, 1/27/23	575,000	589,773
2.950%, 1/29/23	500,000	522,334
3.500%, 4/28/23	750,000	797,544
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	717,277
3.450%, 8/11/23	750,000	803,834
2.200%, 8/16/23	425,000	441,714
0.350%, 12/7/23	625,000	622,542
2.100%, 10/24/24	675,000	708,868
0.750%, 1/28/26	500,000	487,036
2.800%, 5/4/26	750,000	802,507
2.450%, 8/17/26	1,000,000	1,051,100
3.250%, 5/16/27	700,000	760,930
3.400%, 1/29/28	500,000	546,798
3.850%, 4/28/28	850,000	958,316
1.650%, 1/28/31	500,000	475,526
Series 0012
3.650%, 2/4/24	2,100,000	2,277,743
Series G
3.000%, 2/24/25	1,500,000	1,605,749
BGC Partners, Inc.
5.375%, 7/24/23	350,000	380,345
3.750%, 10/1/24	200,000	209,177
BlackRock, Inc.
3.375%, 6/1/22	500,000	517,684
3.500%, 3/18/24	1,400,000	1,516,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 3/15/27	$347,000	$377,438
3.250%, 4/30/29	445,000	479,996
Blackstone Secured Lending Fund
3.650%, 7/14/23§	250,000	260,700
3.625%, 1/15/26§	250,000	257,706
2.750%, 9/16/26§	750,000	744,896
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	657,991
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	813,218
3.900%, 1/25/28	500,000	545,463
4.350%, 4/15/30	2,000,000	2,253,394
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	712,754
Charles Schwab Corp. (The)
2.650%, 1/25/23	500,000	519,565
3.550%, 2/1/24	650,000	700,789
0.750%, 3/18/24	1,200,000	1,205,396
3.000%, 3/10/25	150,000	160,443
3.850%, 5/21/25	750,000	828,450
0.900%, 3/11/26	1,335,000	1,318,414
3.200%, 3/2/27	500,000	543,886
2.000%, 3/20/28	1,200,000	1,203,710
3.250%, 5/22/29	500,000	536,209
CI Financial Corp.
3.200%, 12/17/30	565,000	558,411
CME Group, Inc.
3.000%, 9/15/22	500,000	518,966
3.000%, 3/15/25	1,000,000	1,067,858
3.750%, 6/15/28	350,000	388,133
Credit Suisse AG
1.000%, 5/5/23	2,415,000	2,427,120
0.495%, 2/2/24	1,115,000	1,101,413
2.950%, 4/9/25	1,000,000	1,055,274
Credit Suisse Group AG
3.800%, 6/9/23	1,000,000	1,060,793
3.750%, 3/26/25	750,000	807,337
4.550%, 4/17/26	2,000,000	2,236,063
Deutsche Bank AG
3.300%, 11/16/22	1,150,000	1,193,407
3.950%, 2/27/23	850,000	896,683
3.700%, 5/30/24	1,500,000	1,604,595
(SOFR + 2.16%), 2.222%, 9/18/24(k)	265,000	270,166
(SOFR + 1.13%), 1.000%, 4/1/25(k)	1,000,000	1,000,120
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	810,992
4.100%, 1/13/26	1,000,000	1,079,282
1.686%, 3/19/26	180,000	179,541
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	1,054,749
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,416,614
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	515,793
3.800%, 8/24/27	250,000	276,098
4.500%, 6/20/28	350,000	396,894
Eaton Vance Corp.
3.625%, 6/15/23	500,000	533,395
3.500%, 4/6/27	250,000	270,784
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,325,836
1.600%, 10/30/30	600,000	553,768
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	265,583
4.125%, 2/1/25	500,000	513,764
3.400%, 1/15/26	500,000	493,915
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	263,795
2.875%, 1/15/26	250,000	252,702
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	2,085,000	2,088,223
3.625%, 1/22/23	244,000	257,368
3.200%, 2/23/23	2,855,000	2,988,638
0.523%, 3/8/23	780,000	780,023
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,538,776
3.625%, 2/20/24	1,080,000	1,161,526
4.000%, 3/3/24	3,045,000	3,320,011
(SOFR + 0.57%), 0.673%, 3/8/24(k)	1,250,000	1,248,103
3.850%, 7/8/24	2,000,000	2,177,723
3.500%, 1/23/25	3,250,000	3,513,889
3.750%, 5/22/25	2,400,000	2,622,464
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,958,129
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	898,024
3.750%, 2/25/26	580,000	635,916
3.500%, 11/16/26	1,815,000	1,967,465
3.850%, 1/26/27	2,240,000	2,452,333
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	988,679
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,092,770
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,236,358
2.600%, 2/7/30	6,515,000	6,596,695
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	539,530
Series FXD
0.481%, 1/27/23	1,250,000	1,248,195
Series VAR
(SOFR + 0.54%), 0.627%, 11/17/23(k)	570,000	569,810
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	978,014
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	259,270
2.500%, 8/24/26	410,000	400,920
Intercontinental Exchange, Inc.
2.350%, 9/15/22	1,750,000	1,793,663
0.700%, 6/15/23	440,000	441,160
3.450%, 9/21/23	300,000	320,158
4.000%, 10/15/23	850,000	920,401
3.750%, 12/1/25	610,000	669,863
3.750%, 9/21/28	535,000	587,461
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,043,250
Jefferies Group LLC
5.125%, 1/20/23	117,000	126,154
4.850%, 1/15/27	665,000	763,078
Lazard Group LLC
4.500%, 9/19/28	350,000	395,458
4.375%, 3/11/29	500,000	556,525
Legg Mason, Inc.
4.750%, 3/15/26	250,000	287,521
Main Street Capital Corp.
3.000%, 7/14/26	625,000	619,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Moody’s Corp.
4.500%, 9/1/22	$31,000	$32,462
2.625%, 1/15/23	650,000	673,737
4.875%, 2/15/24	500,000	553,273
Morgan Stanley
2.750%, 5/19/22	2,065,000	2,119,568
4.875%, 11/1/22	312,000	332,596
3.125%, 1/23/23	800,000	836,841
3.750%, 2/25/23	394,000	417,527
4.100%, 5/22/23	2,000,000	2,136,340
(SOFR + 0.47%), 0.560%, 11/10/23(k)	975,000	975,691
(SOFR + 0.46%), 0.529%, 1/25/24(k)	2,500,000	2,495,231
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	955,506
3.700%, 10/23/24	2,000,000	2,183,675
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	527,240
4.000%, 7/23/25	505,000	559,284
5.000%, 11/24/25	3,000,000	3,438,355
3.875%, 1/27/26	3,000,000	3,323,167
3.125%, 7/27/26	3,000,000	3,231,241
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,680,534
3.625%, 1/20/27	4,000,000	4,387,122
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,705,977
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,087,367
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	6,737,191
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	2,166,544
Series F
3.875%, 4/29/24	2,500,000	2,727,628
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)	345,000	342,291
Nasdaq, Inc.
0.445%, 12/21/22	300,000	300,073
3.850%, 6/30/26	145,000	159,890
1.650%, 1/15/31	750,000	687,152
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	393,088
1.851%, 7/16/25	1,500,000	1,495,779
3.103%, 1/16/30	750,000	757,947
2.679%, 7/16/30	1,000,000	978,455
Northern Trust Corp.
2.375%, 8/2/22	500,000	513,460
3.650%, 8/3/28	500,000	553,367
3.150%, 5/3/29	500,000	534,480
1.950%, 5/1/30	560,000	543,938
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	501,373
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	82,079
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	326,886
4.000%, 3/30/25	250,000	261,814
3.750%, 7/22/25	350,000	362,769
4.250%, 1/15/26	250,000	262,408
3.400%, 7/15/26	500,000	505,287
Prospect Capital Corp.
3.706%, 1/22/26	250,000	246,581
S&P Global, Inc.
4.000%, 6/15/25	250,000	277,921
1.250%, 8/15/30	975,000	891,196
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	524,264
2.500%, 8/1/26	310,000	307,468
Stifel Financial Corp.
4.250%, 7/18/24	700,000	775,366
4.000%, 5/15/30	500,000	537,475
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	255,489
3.750%, 4/1/24	750,000	816,399
3.625%, 4/1/25	1,000,000	1,092,589
3.300%, 4/1/27	455,000	493,258

		183,329,758

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
3.500%, 5/26/22	208,000	213,482
3.300%, 1/23/23	500,000	517,790
4.125%, 7/3/23	500,000	530,344
4.500%, 9/15/23	955,000	1,024,475
4.875%, 1/16/24	445,000	484,061
3.150%, 2/15/24	700,000	728,008
2.875%, 8/14/24	350,000	361,897
3.500%, 1/15/25	600,000	629,042
6.500%, 7/15/25	1,290,000	1,504,035
4.450%, 10/1/25	350,000	379,851
1.750%, 1/30/26	655,000	634,612
4.450%, 4/3/26	500,000	543,288
3.650%, 7/21/27	1,000,000	1,039,840
4.625%, 10/15/27	500,000	548,242
3.875%, 1/23/28(x)	500,000	521,419
Ally Financial, Inc.
3.050%, 6/5/23	1,165,000	1,218,987
1.450%, 10/2/23	1,190,000	1,205,745
5.800%, 5/1/25	1,000,000	1,160,221
American Express Co.
2.750%, 5/20/22	500,000	512,459
2.500%, 8/1/22	1,000,000	1,026,862
2.650%, 12/2/22	1,487,000	1,542,787
3.400%, 2/27/23	2,000,000	2,106,025
3.700%, 8/3/23	1,000,000	1,071,992
3.400%, 2/22/24	750,000	804,573
2.500%, 7/30/24	500,000	527,145
3.000%, 10/30/24	750,000	803,436
3.625%, 12/5/24	1,070,000	1,164,656
4.200%, 11/6/25	1,075,000	1,211,475
3.125%, 5/20/26	500,000	539,468
American Express Credit Corp.
3.300%, 5/3/27	1,150,000	1,257,216
American Honda Finance Corp.
1.950%, 5/20/22	220,000	224,030
2.200%, 6/27/22	500,000	511,027
0.400%, 10/21/22	350,000	349,841
2.600%, 11/16/22	650,000	672,998
2.050%, 1/10/23	200,000	205,537
1.950%, 5/10/23	500,000	514,427
0.875%, 7/7/23	500,000	503,320
3.450%, 7/14/23	500,000	532,155
0.650%, 9/8/23	375,000	375,477
3.625%, 10/10/23	500,000	537,030
3.550%, 1/12/24	500,000	539,510
2.900%, 2/16/24	500,000	530,869
2.400%, 6/27/24	500,000	524,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.550%, 7/12/24	$350,000	$347,467
2.150%, 9/10/24	350,000	365,096
1.200%, 7/8/25	750,000	746,370
1.000%, 9/10/25	500,000	491,699
2.300%, 9/9/26	720,000	748,546
2.350%, 1/8/27	500,000	517,303
3.500%, 2/15/28	500,000	545,891
2.000%, 3/24/28	235,000	234,562
1.800%, 1/13/31	350,000	328,271
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	291,492
Capital One Financial Corp.
3.200%, 1/30/23	1,000,000	1,045,402
2.600%, 5/11/23	250,000	259,819
3.900%, 1/29/24	750,000	811,463
3.750%, 4/24/24	1,000,000	1,081,896
3.300%, 10/30/24	350,000	377,210
4.250%, 4/30/25	850,000	941,802
4.200%, 10/29/25	750,000	827,782
3.750%, 7/28/26	2,000,000	2,166,526
3.750%, 3/9/27	1,150,000	1,260,970
3.650%, 5/11/27	500,000	545,019
3.800%, 1/31/28	1,000,000	1,093,790
Caterpillar Financial Services Corp.
0.950%, 5/13/22	750,000	755,227
2.850%, 6/1/22	500,000	514,914
1.900%, 9/6/22	430,000	439,458
1.950%, 11/18/22	500,000	512,776
2.550%, 11/29/22	500,000	518,027
0.250%, 3/1/23	335,000	334,111
2.625%, 3/1/23	1,000,000	1,042,350
3.450%, 5/15/23	500,000	531,806
0.650%, 7/7/23	750,000	753,219
0.450%, 9/14/23	535,000	534,879
3.650%, 12/7/23	250,000	271,587
2.850%, 5/17/24	350,000	372,999
3.300%, 6/9/24	1,250,000	1,352,493
2.150%, 11/8/24	850,000	888,018
3.250%, 12/1/24	500,000	542,013
1.450%, 5/15/25	750,000	760,572
0.800%, 11/13/25	350,000	343,298
0.900%, 3/2/26	750,000	735,864
2.400%, 8/9/26	250,000	261,619
1.100%, 9/14/27	750,000	720,971
Discover Financial Services
5.200%, 4/27/22	100,000	104,834
3.850%, 11/21/22	1,144,000	1,204,060
3.950%, 11/6/24	250,000	272,955
3.750%, 3/4/25	350,000	377,557
4.500%, 1/30/26	500,000	563,661
4.100%, 2/9/27	565,000	626,426
General Motors Financial Co., Inc.
3.450%, 4/10/22	2,000,000	2,048,772
3.150%, 6/30/22	225,000	231,300
3.550%, 7/8/22	700,000	725,025
3.250%, 1/5/23	750,000	780,007
5.200%, 3/20/23	215,000	233,116
3.700%, 5/9/23	875,000	921,414
4.150%, 6/19/23	500,000	534,331
1.700%, 8/18/23	845,000	858,671
5.100%, 1/17/24	500,000	552,806
3.950%, 4/13/24	1,000,000	1,076,790
2.900%, 2/26/25	2,000,000	2,098,750
4.350%, 4/9/25	575,000	631,221
2.750%, 6/20/25	1,250,000	1,303,083
4.300%, 7/13/25	1,250,000	1,373,505
1.250%, 1/8/26	750,000	735,873
5.250%, 3/1/26	700,000	801,408
4.000%, 10/6/26	750,000	815,176
4.350%, 1/17/27	835,000	924,679
2.700%, 8/20/27	1,000,000	1,019,152
3.850%, 1/5/28	500,000	537,281
5.650%, 1/17/29	350,000	416,604
3.600%, 6/21/30	2,000,000	2,108,622
2.350%, 1/8/31	500,000	476,696
John Deere Capital Corp.
1.950%, 6/13/22	250,000	255,015
0.550%, 7/5/22	280,000	280,996
2.150%, 9/8/22	650,000	667,192
2.700%, 1/6/23	500,000	520,346
0.250%, 1/17/23	750,000	749,970
2.800%, 3/6/23	500,000	523,375
1.200%, 4/6/23	80,000	81,341
3.450%, 6/7/23	250,000	266,456
0.700%, 7/5/23	250,000	251,455
0.400%, 10/10/23	90,000	89,889
3.650%, 10/12/23	500,000	539,259
0.450%, 1/17/24(x)	750,000	749,625
2.600%, 3/7/24	335,000	354,002
3.350%, 6/12/24	650,000	703,799
2.650%, 6/24/24	660,000	700,261
2.050%, 1/9/25	350,000	363,358
3.450%, 3/13/25	1,250,000	1,365,344
3.400%, 9/11/25	350,000	382,461
0.700%, 1/15/26	500,000	488,001
2.650%, 6/10/26	500,000	530,734
2.250%, 9/14/26	500,000	520,964
1.750%, 3/9/27	175,000	176,313
2.800%, 9/8/27	400,000	426,027
3.050%, 1/6/28	500,000	535,655
1.500%, 3/6/28	750,000	729,974
3.450%, 3/7/29	270,000	295,464
2.800%, 7/18/29	325,000	339,453
2.450%, 1/9/30	290,000	295,284
1.450%, 1/15/31	355,000	328,624
PACCAR Financial Corp.
2.650%, 5/10/22	500,000	512,794
2.300%, 8/10/22	1,000,000	1,025,530
1.900%, 2/7/23	155,000	159,247
0.800%, 6/8/23	140,000	141,157
3.400%, 8/9/23	350,000	374,227
0.350%, 8/11/23	225,000	224,582
0.350%, 2/2/24	200,000	198,743
2.150%, 8/15/24	250,000	261,844
1.800%, 2/6/25	175,000	178,887
Synchrony Financial
2.850%, 7/25/22	105,000	107,826
4.375%, 3/19/24	165,000	179,447
4.250%, 8/15/24	750,000	817,596
4.500%, 7/23/25	500,000	552,670
3.700%, 8/4/26	500,000	534,690
3.950%, 12/1/27	1,500,000	1,616,604
5.150%, 3/19/29	250,000	290,112
Toyota Motor Credit Corp.
2.650%, 4/12/22	750,000	767,886
1.150%, 5/26/22	500,000	504,664
2.800%, 7/13/22	750,000	773,460
0.450%, 7/22/22	1,250,000	1,251,604
2.150%, 9/8/22	850,000	871,557
0.350%, 10/14/22	1,000,000	999,480
2.625%, 1/10/23	1,150,000	1,193,577
2.700%, 1/11/23	500,000	520,150
0.500%, 8/14/23	770,000	769,319
1.350%, 8/25/23	500,000	510,332
3.350%, 1/8/24	500,000	537,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.450%, 1/11/24	$750,000	$747,031
2.900%, 4/17/24	500,000	531,735
2.000%, 10/7/24	500,000	518,133
1.800%, 2/13/25	1,000,000	1,026,301
3.400%, 4/14/25	750,000	816,248
0.800%, 10/16/25	1,000,000	979,693
0.800%, 1/9/26	500,000	489,916
1.150%, 8/13/27	590,000	567,205
3.050%, 1/11/28	500,000	533,101
3.650%, 1/8/29	500,000	552,608
2.150%, 2/13/30	500,000	493,688
1.650%, 1/10/31	550,000	518,623

		120,562,719

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23	500,000	524,268
2.750%, 3/15/23	1,000,000	1,042,716
3.125%, 3/15/26	1,395,000	1,515,223
Block Financial LLC
5.250%, 10/1/25	500,000	559,228
3.875%, 8/15/30	230,000	235,919
GE Capital Funding LLC
3.450%, 5/15/25§	750,000	809,610
4.050%, 5/15/27§	750,000	831,575
4.400%, 5/15/30§	1,065,000	1,203,371
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	5,412,465
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	868,224
National Rural Utilities Cooperative Finance Corp.
2.400%, 4/25/22	300,000	305,778
2.300%, 9/15/22	250,000	255,998
2.700%, 2/15/23	500,000	517,509
3.400%, 11/15/23	1,000,000	1,064,331
2.950%, 2/7/24	210,000	222,445
0.350%, 2/8/24	360,000	357,382
3.250%, 11/1/25	250,000	269,185
1.000%, 6/15/26	500,000	484,846
3.050%, 4/25/27	350,000	373,513
3.400%, 2/7/28	500,000	537,295
3.900%, 11/1/28	250,000	279,887
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	363,753
ORIX Corp.
2.900%, 7/18/22	330,000	339,947
4.050%, 1/16/24	500,000	544,232
3.250%, 12/4/24	750,000	809,729
3.700%, 7/18/27	400,000	443,597
2.250%, 3/9/31	350,000	338,212
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,158,363
Series KK
3.550%, 1/15/24	729,000	792,745
Shell International Finance BV
2.375%, 8/21/22	1,175,000	1,207,285
3.400%, 8/12/23	900,000	962,566
0.375%, 9/15/23	1,000,000	998,069
3.500%, 11/13/23	525,000	565,037
2.000%, 11/7/24	750,000	781,548
3.250%, 5/11/25	2,500,000	2,704,104
2.875%, 5/10/26	1,250,000	1,333,514
2.500%, 9/12/26	1,000,000	1,047,975
3.875%, 11/13/28	750,000	833,613
2.375%, 11/7/29	750,000	755,394
2.750%, 4/6/30	415,000	426,753
Synchrony Bank
3.000%, 6/15/22	770,000	790,963
Voya Financial, Inc.
3.125%, 7/15/24	700,000	750,550
3.650%, 6/15/26	625,000	689,456

		36,308,173

Insurance (0.8%)
Aflac, Inc.
3.625%, 6/15/23	1,150,000	1,231,129
3.625%, 11/15/24	1,000,000	1,100,742
1.125%, 3/15/26	205,000	203,357
Alleghany Corp.
3.625%, 5/15/30	500,000	538,063
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	267,954
Allstate Corp. (The)
3.150%, 6/15/23	156,000	165,016
0.750%, 12/15/25	185,000	181,279
3.280%, 12/15/26	500,000	548,263
1.450%, 12/15/30	300,000	273,770
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	532,500
American Financial Group, Inc.
3.500%, 8/15/26	635,000	687,347
American International Group, Inc.
4.875%, 6/1/22	750,000	787,168
2.500%, 6/30/25	750,000	782,467
3.750%, 7/10/25	1,380,000	1,507,147
3.900%, 4/1/26	2,000,000	2,202,999
4.200%, 4/1/28	375,000	420,368
4.250%, 3/15/29	500,000	561,740
3.400%, 6/30/30	750,000	796,764
Aon Corp.
2.200%, 11/15/22	220,000	226,122
4.500%, 12/15/28	650,000	743,596
3.750%, 5/2/29	350,000	383,077
2.800%, 5/15/30	500,000	510,588
Aon plc
3.500%, 6/14/24	350,000	376,703
3.875%, 12/15/25	600,000	663,112
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	563,072
Assurant, Inc.
4.000%, 3/15/23	300,000	319,134
4.200%, 9/27/23	250,000	270,625
4.900%, 3/27/28	250,000	284,571
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	500,000	562,471
Athene Holding Ltd.
4.125%, 1/12/28	750,000	814,265
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	267,805
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	204,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
AXIS Specialty Finance plc
4.000%, 12/6/27	$500,000	$557,898
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	656,000	676,201
1.850%, 3/12/30	165,000	160,641
1.450%, 10/15/30	395,000	369,629
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	2,111,105
5.625%, 5/15/30	145,000	168,801
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	388,215
4.500%, 3/15/29	300,000	337,112
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	645,835
3.150%, 3/15/25	1,000,000	1,075,112
3.350%, 5/3/26	410,000	446,408
1.375%, 9/15/30	1,665,000	1,520,095
CNA Financial Corp.
4.500%, 3/1/26	500,000	568,427
3.450%, 8/15/27	500,000	544,477
3.900%, 5/1/29	210,000	231,974
2.050%, 8/15/30	170,000	160,187
Enstar Group Ltd.
4.950%, 6/1/29	350,000	392,739
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	277,460
4.625%, 4/29/30	750,000	818,919
3.375%, 3/3/31§	355,000	353,399
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	534,887
4.500%, 8/15/28	475,000	533,313
3.400%, 6/15/30	300,000	312,956
First American Financial Corp.
4.600%, 11/15/24	500,000	556,757
4.000%, 5/15/30	180,000	194,363
Globe Life, Inc.
3.800%, 9/15/22	250,000	262,016
4.550%, 9/15/28	500,000	576,802
2.150%, 8/15/30	500,000	478,042
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	849,529
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	550,899
Kemper Corp.
4.350%, 2/15/25	355,000	393,105
2.400%, 9/30/30	500,000	476,731
Lincoln National Corp.
4.000%, 9/1/23	215,000	232,400
3.625%, 12/12/26	500,000	551,868
Loews Corp.
2.625%, 5/15/23	900,000	939,655
3.750%, 4/1/26	300,000	331,666
3.200%, 5/15/30	60,000	63,325
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,120,926
2.484%, 5/19/27	350,000	363,007
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	819,439
Markel Corp.
3.500%, 11/1/27	350,000	381,815
3.350%, 9/17/29	90,000	95,342
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	547,444
3.500%, 6/3/24	1,000,000	1,078,038
4.375%, 3/15/29	700,000	802,288
Mercury General Corp.
4.400%, 3/15/27	300,000	337,647
MetLife, Inc.
3.048%, 12/15/22(e)	1,000,000	1,044,230
3.000%, 3/1/25	500,000	535,956
3.600%, 11/13/25	1,300,000	1,427,794
Series D
4.368%, 9/15/23(e)	667,000	728,067
Old Republic International Corp.
4.875%, 10/1/24	400,000	450,404
3.875%, 8/26/26	500,000	555,141
PartnerRe Finance B LLC
3.700%, 7/2/29(x)	350,000	382,514
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	377,156
3.700%, 5/15/29	375,000	411,463
2.125%, 6/15/30	750,000	719,804
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	251,441
3.878%, 3/27/28	1,000,000	1,127,321
2.100%, 3/10/30(x)	235,000	231,867
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,062,337
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,138,066
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)(x)	2,500,000	2,857,989
Prudential plc
3.125%, 4/14/30	1,500,000	1,582,518
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,092,890
3.900%, 5/15/29	175,000	190,775
3.150%, 6/15/30	175,000	180,729
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	270,216
3.450%, 7/1/27	195,000	211,209
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	535,046
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	264,620
Trinity Acquisition plc
4.400%, 3/15/26	250,000	282,120
Unum Group
4.000%, 3/15/24	300,000	325,512
4.500%, 3/15/25	225,000	250,862
4.000%, 6/15/29	180,000	194,903
Willis North America, Inc.
3.600%, 5/15/24	550,000	593,410
4.500%, 9/15/28	500,000	571,418
2.950%, 9/15/29	540,000	556,174

		64,570,060

Thrifts & Mortgage Finance (0.0%)
BPCE SA
4.000%, 4/15/24	1,250,000	1,366,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 12/2/26	$500,000	$543,930

		1,910,283

Total Financials		1,039,196,982

Health Care (3.1%)
Biotechnology (0.6%)
AbbVie, Inc.
3.250%, 10/1/22	1,300,000	1,344,116
2.900%, 11/6/22	2,519,000	2,610,384
3.200%, 11/6/22	1,000,000	1,036,519
2.300%, 11/21/22	965,000	991,429
2.850%, 5/14/23	1,000,000	1,045,490
3.750%, 11/14/23	700,000	754,391
3.850%, 6/15/24	1,250,000	1,365,886
2.600%, 11/21/24	2,790,000	2,940,187
3.800%, 3/15/25	1,125,000	1,231,397
3.600%, 5/14/25	3,000,000	3,263,316
3.200%, 5/14/26	1,500,000	1,613,182
2.950%, 11/21/26	1,430,000	1,519,550
3.200%, 11/21/29	3,790,000	4,013,662
Amgen, Inc.
2.700%, 5/1/22	500,000	510,114
2.650%, 5/11/22	600,000	612,032
3.625%, 5/15/22	1,094,000	1,120,648
2.250%, 8/19/23	1,150,000	1,189,428
3.625%, 5/22/24(x)	750,000	808,734
1.900%, 2/21/25	265,000	271,403
3.125%, 5/1/25	250,000	268,277
2.600%, 8/19/26	1,150,000	1,208,170
2.200%, 2/21/27	705,000	720,417
3.200%, 11/2/27	1,250,000	1,347,063
2.450%, 2/21/30	950,000	954,497
Baxalta, Inc.
4.000%, 6/23/25	239,000	264,832
Biogen, Inc.
3.625%, 9/15/22	570,000	594,850
4.050%, 9/15/25	570,000	631,635
2.250%, 5/1/30	735,000	710,146
Gilead Sciences, Inc.
3.250%, 9/1/22	835,000	864,751
2.500%, 9/1/23	755,000	786,986
0.750%, 9/29/23	465,000	465,540
3.700%, 4/1/24	1,000,000	1,077,040
3.650%, 3/1/26	2,500,000	2,743,142
1.200%, 10/1/27	235,000	224,558
1.650%, 10/1/30	2,790,000	2,611,100
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	2,169,318

		45,884,190

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23	1,224,000	1,310,402
2.950%, 3/15/25	1,000,000	1,069,058
3.875%, 9/15/25	490,000	544,035
3.750%, 11/30/26	978,000	1,095,395
1.150%, 1/30/28	170,000	162,643
1.400%, 6/30/30	160,000	149,172
Baxter International, Inc.
2.600%, 8/15/26	500,000	531,516
Becton Dickinson and Co.
2.894%, 6/6/22	853,000	874,363
3.363%, 6/6/24	1,000,000	1,071,029
3.734%, 12/15/24	1,857,000	2,025,973
3.700%, 6/6/27	1,467,000	1,611,187
2.823%, 5/20/30	355,000	363,229
1.957%, 2/11/31	665,000	631,160
Boston Scientific Corp.
3.450%, 3/1/24	625,000	670,559
3.850%, 5/15/25	382,000	421,123
1.900%, 6/1/25	310,000	317,796
3.750%, 3/1/26	1,000,000	1,105,534
4.000%, 3/1/29	700,000	776,264
Danaher Corp.
3.350%, 9/15/25	310,000	337,148
DH Europe Finance II SARL
2.050%, 11/15/22	500,000	512,531
2.200%, 11/15/24	500,000	520,901
2.600%, 11/15/29	315,000	321,389
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	845,976
Medtronic, Inc.
3.500%, 3/15/25	934,000	1,021,663
Smith & Nephew plc
2.032%, 10/14/30	500,000	469,906
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	426,451
Stryker Corp.
0.600%, 12/1/23	165,000	165,097
1.150%, 6/15/25	500,000	494,252
3.375%, 11/1/25	2,000,000	2,170,442
3.500%, 3/15/26	375,000	410,312
3.650%, 3/7/28	600,000	657,186
1.950%, 6/15/30	500,000	480,709
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	750,000	766,321
3.700%, 3/19/23	575,000	608,096
3.550%, 4/1/25	1,075,000	1,163,736

		26,102,554

Health Care Providers & Services (1.1%)
Adventist Health System
2.952%, 3/1/29	250,000	258,722
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	111,589
Series 2020
2.211%, 6/15/30	150,000	147,087
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,029,290
2.800%, 6/15/23	675,000	703,650
3.500%, 11/15/24	500,000	541,335
AmerisourceBergen Corp.
0.737%, 3/15/23	320,000	320,128
3.400%, 5/15/24	600,000	645,025
3.450%, 12/15/27	400,000	434,203
2.800%, 5/15/30	750,000	762,950
2.700%, 3/15/31	600,000	597,830
Anthem, Inc.
3.125%, 5/15/22	500,000	515,434
2.950%, 12/1/22	800,000	830,631
3.300%, 1/15/23	150,000	157,130
0.450%, 3/15/23	630,000	630,637
3.500%, 8/15/24	1,000,000	1,078,918
3.350%, 12/1/24	500,000	540,802
2.375%, 1/15/25	555,000	584,102
1.500%, 3/15/26	750,000	750,496
3.650%, 12/1/27	715,000	787,043
4.101%, 3/1/28	3,000,000	3,380,936
2.875%, 9/15/29	200,000	207,005
2.250%, 5/15/30	165,000	162,054
2.550%, 3/15/31	750,000	750,724
Banner Health
2.338%, 1/1/30	190,000	189,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	$50,000	$47,559
Cardinal Health, Inc.
2.616%, 6/15/22	800,000	819,619
3.200%, 3/15/23	1,000,000	1,048,294
3.079%, 6/15/24	500,000	534,049
3.410%, 6/15/27	1,250,000	1,353,316
Cigna Corp.
3.050%, 11/30/22	775,000	806,418
3.750%, 7/15/23	539,000	576,102
0.613%, 3/15/24	300,000	298,536
3.250%, 4/15/25	2,000,000	2,143,883
4.125%, 11/15/25	525,000	586,098
4.500%, 2/25/26	1,000,000	1,135,579
1.250%, 3/15/26	500,000	493,475
4.375%, 10/15/28	1,340,000	1,530,832
2.400%, 3/15/30	4,350,000	4,305,756
2.375%, 3/15/31	450,000	443,123
CommonSpirit Health
2.760%, 10/1/24	150,000	158,930
1.547%, 10/1/25	330,000	330,139
3.347%, 10/1/29	185,000	196,156
2.782%, 10/1/30	340,000	343,028
CVS Health Corp.
3.500%, 7/20/22	1,650,000	1,705,664
2.750%, 12/1/22	2,000,000	2,063,510
3.700%, 3/9/23	179,000	189,735
2.625%, 8/15/24	235,000	247,414
4.100%, 3/25/25	961,000	1,063,784
3.875%, 7/20/25	2,400,000	2,650,508
2.875%, 6/1/26	1,500,000	1,589,997
3.000%, 8/15/26	250,000	266,667
1.300%, 8/21/27	1,500,000	1,444,954
4.300%, 3/25/28	6,665,000	7,554,133
3.250%, 8/15/29	335,000	352,953
1.750%, 8/21/30	6,500,000	6,032,077
HCA, Inc.
4.750%, 5/1/23	845,000	891,179
5.000%, 3/15/24	1,360,000	1,510,076
5.250%, 4/15/25	945,000	1,080,437
5.250%, 6/15/26	1,000,000	1,151,250
4.500%, 2/15/27	820,000	913,275
4.125%, 6/15/29	525,000	580,367
Humana, Inc.
2.900%, 12/15/22	350,000	362,945
3.950%, 3/15/27	375,000	417,472
3.125%, 8/15/29	625,000	650,741
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	360,784
3.150%, 5/1/27	375,000	409,875
Laboratory Corp. of America Holdings
3.750%, 8/23/22	56,000	58,044
4.000%, 11/1/23	500,000	538,236
3.250%, 9/1/24	750,000	801,754
2.300%, 12/1/24	250,000	260,240
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,244,445
3.796%, 3/15/24	1,000,000	1,082,279
0.900%, 12/3/25	295,000	287,871
3.950%, 2/16/28	305,000	340,363
4.750%, 5/30/29	350,000	409,678
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	143,593
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	124,156
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	427,425
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	432,767
3.450%, 6/1/26	775,000	842,114
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	795,349
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	348,581
2.294%, 8/15/30	415,000	406,870
Toledo Hospital (The)
Series B
5.325%, 11/15/28	300,000	345,200
UnitedHealth Group, Inc.
3.350%, 7/15/22	1,000,000	1,038,206
2.375%, 10/15/22	750,000	773,372
2.750%, 2/15/23	1,000,000	1,037,811
2.875%, 3/15/23	600,000	628,672
3.500%, 6/15/23	650,000	693,283
3.500%, 2/15/24(x)	200,000	216,583
2.375%, 8/15/24	250,000	263,691
3.750%, 7/15/25	1,000,000	1,106,585
3.700%, 12/15/25	200,000	223,173
1.250%, 1/15/26	265,000	265,643
3.100%, 3/15/26	500,000	542,109
3.450%, 1/15/27	750,000	831,195
2.950%, 10/15/27	1,000,000	1,067,689
3.850%, 6/15/28	1,000,000	1,120,745
3.875%, 12/15/28	250,000	280,595
2.875%, 8/15/29	770,000	809,217
2.000%, 5/15/30	395,000	387,718

		86,932,883

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,164,576
2.750%, 9/15/29	175,000	179,206
2.100%, 6/4/30	290,000	280,772
2.300%, 3/12/31	750,000	730,460
Illumina, Inc.
0.550%, 3/23/23	225,000	224,798
2.550%, 3/23/31	225,000	222,930
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	659,980
2.550%, 3/15/31	415,000	410,982
Thermo Fisher Scientific, Inc.
3.650%, 12/15/25	500,000	546,658
2.950%, 9/19/26	245,000	261,659
3.200%, 8/15/27	1,000,000	1,075,369

		5,757,390

Pharmaceuticals (1.0%)
AstraZeneca plc
2.375%, 6/12/22	1,000,000	1,021,919
3.500%, 8/17/23	350,000	373,302
3.375%, 11/16/25	1,500,000	1,632,329
0.700%, 4/8/26	1,000,000	961,941
3.125%, 6/12/27	1,150,000	1,236,417
1.375%, 8/6/30	1,000,000	916,762
Bristol-Myers Squibb Co.
2.600%, 5/16/22	875,000	897,185
2.000%, 8/1/22	656,000	670,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 8/15/22	$850,000	$883,426
3.550%, 8/15/22	1,000,000	1,042,975
2.750%, 2/15/23	500,000	520,836
3.250%, 2/20/23	1,202,000	1,262,305
0.537%, 11/13/23	395,000	395,302
2.900%, 7/26/24	708,000	755,496
3.875%, 8/15/25	472,000	526,373
0.750%, 11/13/25	600,000	589,800
3.200%, 6/15/26	600,000	651,887
3.250%, 2/27/27	750,000	817,889
1.125%, 11/13/27	600,000	577,347
3.450%, 11/15/27	750,000	823,875
3.900%, 2/20/28	3,750,000	4,203,860
3.400%, 7/26/29	2,500,000	2,717,187
1.450%, 11/13/30	355,000	331,329
Eli Lilly and Co.
2.350%, 5/15/22	250,000	255,712
2.750%, 6/1/25	707,000	752,832
3.375%, 3/15/29	635,000	698,733
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,054,657
2.875%, 6/1/22	1,250,000	1,281,295
0.534%, 10/1/23	550,000	551,111
3.000%, 6/1/24	875,000	934,891
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,209,925
3.375%, 5/15/23	500,000	530,930
3.625%, 5/15/25	280,000	309,720
3.875%, 5/15/28	500,000	561,560
Johnson & Johnson
2.050%, 3/1/23	750,000	772,536
3.375%, 12/5/23	500,000	539,343
2.625%, 1/15/25	750,000	799,748
0.550%, 9/1/25	500,000	493,997
2.450%, 3/1/26	750,000	793,748
2.950%, 3/3/27	2,000,000	2,173,451
0.950%, 9/1/27	625,000	605,845
1.300%, 9/1/30	705,000	660,540
Merck & Co., Inc.
2.400%, 9/15/22	1,200,000	1,230,079
2.800%, 5/18/23	1,700,000	1,789,726
2.900%, 3/7/24	340,000	364,089
2.750%, 2/10/25(x)	1,000,000	1,065,553
0.750%, 2/24/26	440,000	431,710
3.400%, 3/7/29	750,000	824,474
1.450%, 6/24/30	895,000	840,154
Mylan, Inc.
4.550%, 4/15/28	500,000	563,291
Novartis Capital Corp.
2.400%, 5/17/22	750,000	766,230
2.400%, 9/21/22	1,200,000	1,235,857
3.400%, 5/6/24	1,000,000	1,082,708
1.750%, 2/14/25	750,000	769,411
3.000%, 11/20/25	1,500,000	1,612,873
2.000%, 2/14/27	750,000	771,488
3.100%, 5/17/27	1,000,000	1,079,428
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	757,026
3.150%, 6/15/30	350,000	342,726
Pfizer, Inc.
3.000%, 6/15/23	1,000,000	1,056,642
3.200%, 9/15/23	750,000	799,855
2.950%, 3/15/24	750,000	799,762
3.400%, 5/15/24	1,500,000	1,626,959
0.800%, 5/28/25	315,000	312,978
2.750%, 6/3/26	1,000,000	1,072,775
3.000%, 12/15/26	1,500,000	1,632,952
3.600%, 9/15/28	1,350,000	1,492,765
3.450%, 3/15/29	1,000,000	1,097,776
1.700%, 5/28/30	250,000	240,289
Royalty Pharma plc
0.750%, 9/2/23§	535,000	534,197
1.200%, 9/2/25§	715,000	700,240
1.750%, 9/2/27§	455,000	442,622
2.200%, 9/2/30§	415,000	396,034
Sanofi
3.375%, 6/19/23	750,000	797,960
3.625%, 6/19/28	750,000	835,758
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,250,000	2,363,097
3.200%, 9/23/26	2,450,000	2,633,025
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	1,000,000	1,093,241
5.000%, 11/26/28	1,000,000	1,181,640
2.050%, 3/31/30	470,000	451,461
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,926,473
Viatris, Inc.
1.125%, 6/22/22§	220,000	221,164
1.650%, 6/22/25§	535,000	536,345
2.300%, 6/22/27§	375,000	377,817
2.700%, 6/22/30§	885,000	873,162
Zoetis, Inc.
3.250%, 2/1/23	1,185,000	1,236,064
4.500%, 11/13/25	750,000	850,242
3.000%, 9/12/27	500,000	532,138
3.900%, 8/20/28	350,000	388,316
2.000%, 5/15/30	500,000	480,274

		84,301,386

Total Health Care		248,978,403

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
2.700%, 5/1/22	210,000	214,466
1.167%, 2/4/23	780,000	782,979
2.800%, 3/1/23	1,000,000	1,034,247
4.508%, 5/1/23	1,500,000	1,606,442
1.875%, 6/15/23	300,000	305,831
1.950%, 2/1/24	330,000	338,021
1.433%, 2/4/24	835,000	836,341
2.800%, 3/1/24	500,000	521,572
2.850%, 10/30/24	300,000	314,257
4.875%, 5/1/25	1,430,000	1,591,912
2.600%, 10/30/25	650,000	666,180
2.750%, 2/1/26	600,000	615,698
2.196%, 2/4/26	1,250,000	1,244,618
3.100%, 5/1/26	500,000	522,328
2.250%, 6/15/26	300,000	299,894
2.700%, 2/1/27	365,000	360,154
5.040%, 5/1/27	1,500,000	1,705,886
3.250%, 2/1/28	600,000	618,635
3.450%, 11/1/28	300,000	307,250
3.200%, 3/1/29	500,000	506,462
2.950%, 2/1/30	750,000	741,913
5.150%, 5/1/30	3,000,000	3,447,808
General Dynamics Corp.
2.250%, 11/15/22	1,094,000	1,123,596
3.375%, 5/15/23	625,000	663,334
1.875%, 8/15/23	650,000	671,813
2.375%, 11/15/24	500,000	527,924
3.500%, 5/15/25	750,000	819,839
2.125%, 8/15/26	750,000	769,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 5/15/28	$805,000	$892,821
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	570,750
3.950%, 5/28/24	206,000	223,398
3.832%, 4/27/25	200,000	218,914
3.850%, 12/15/26	245,000	270,956
4.400%, 6/15/28	1,750,000	1,982,309
Leidos, Inc.
2.950%, 5/15/23§	110,000	114,997
3.625%, 5/15/25§	120,000	130,814
4.375%, 5/15/30§	95,000	105,606
Lockheed Martin Corp.
3.100%, 1/15/23	500,000	522,532
2.900%, 3/1/25	250,000	267,104
3.550%, 1/15/26	1,250,000	1,376,976
Northrop Grumman Corp.
3.250%, 8/1/23	2,100,000	2,234,537
2.930%, 1/15/25	1,000,000	1,060,478
3.250%, 1/15/28	1,500,000	1,604,487
Precision Castparts Corp.
2.500%, 1/15/23	562,000	580,717
3.250%, 6/15/25	750,000	812,094
Raytheon Technologies Corp.
2.500%, 12/15/22	500,000	514,103
3.200%, 3/15/24	1,000,000	1,067,316
3.950%, 8/16/25	375,000	416,079
3.500%, 3/15/27	715,000	782,058
3.125%, 5/4/27	1,250,000	1,340,920
4.125%, 11/16/28	2,000,000	2,246,545
Teledyne Technologies, Inc.
0.650%, 4/1/23	500,000	499,512
0.950%, 4/1/24	500,000	497,941
1.600%, 4/1/26	500,000	495,542
2.250%, 4/1/28	500,000	497,388
Textron, Inc.
3.875%, 3/1/25	285,000	307,490
4.000%, 3/15/26	175,000	191,157
3.650%, 3/15/27	250,000	269,514

		45,253,931

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	561,052
FedEx Corp.
2.625%, 8/1/22	276,000	283,714
4.000%, 1/15/24	450,000	490,284
3.200%, 2/1/25	750,000	804,326
3.250%, 4/1/26	500,000	539,553
3.300%, 3/15/27	500,000	535,234
3.400%, 2/15/28	500,000	540,397
4.200%, 10/17/28	500,000	570,653
3.100%, 8/5/29	750,000	785,586
United Parcel Service, Inc.
2.350%, 5/16/22	600,000	613,348
2.450%, 10/1/22	1,000,000	1,031,773
2.500%, 4/1/23	750,000	781,577
2.200%, 9/1/24	150,000	156,998
2.800%, 11/15/24	500,000	534,625
3.050%, 11/15/27	750,000	813,859
3.400%, 3/15/29	310,000	336,303
2.500%, 9/1/29	150,000	152,750

		9,532,032

Airlines (0.1%)
Southwest Airlines Co.
2.750%, 11/16/22(x)	250,000	256,552
4.750%, 5/4/23	1,465,000	1,581,878
5.250%, 5/4/25	765,000	870,738
3.000%, 11/15/26	250,000	264,479
5.125%, 6/15/27	850,000	978,452
3.450%, 11/16/27	250,000	264,347
2.625%, 2/10/30	350,000	343,945

		4,560,391

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	750,000	776,668
2.493%, 2/15/27	830,000	857,078
2.722%, 2/15/30	1,570,000	1,584,186
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	539,481
4.000%, 6/15/25	350,000	385,344
3.250%, 9/15/29	350,000	365,659
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	216,475
1.750%, 9/15/30	265,000	248,612
Lennox International, Inc.
3.000%, 11/15/23	175,000	184,292
1.350%, 8/1/25	135,000	134,115
1.700%, 8/1/27	100,000	97,832
Masco Corp.
1.500%, 2/15/28	375,000	359,603
2.000%, 10/1/30	500,000	474,085
2.000%, 2/15/31	500,000	473,612
Owens Corning
4.200%, 12/1/24	300,000	332,526
3.400%, 8/15/26	285,000	308,268
3.950%, 8/15/29	250,000	274,753

		7,612,589

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	613,619
3.700%, 4/1/27	600,000	666,341
RELX Capital, Inc.
3.500%, 3/16/23	925,000	973,814
4.000%, 3/18/29	750,000	827,916
3.000%, 5/22/30	250,000	258,494
Republic Services, Inc.
4.750%, 5/15/23	546,000	589,987
2.500%, 8/15/24	235,000	246,916
0.875%, 11/15/25	200,000	195,082
3.375%, 11/15/27	275,000	299,625
3.950%, 5/15/28	750,000	833,258
Steelcase, Inc.
5.125%, 1/18/29	350,000	408,621
Waste Connections, Inc.
3.500%, 5/1/29	750,000	809,138
Waste Management, Inc.
2.900%, 9/15/22	500,000	515,149
3.500%, 5/15/24	500,000	541,627
3.125%, 3/1/25	1,000,000	1,069,291
0.750%, 11/15/25	135,000	131,757
3.150%, 11/15/27	750,000	808,945
1.150%, 3/15/28	195,000	184,457

		9,974,037

Construction & Engineering (0.0%)
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	1,006,491

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,342,365
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,587,002
3.103%, 9/15/27	500,000	538,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Emerson Electric Co.
2.625%, 2/15/23	$256,000	$265,231
3.150%, 6/1/25	350,000	377,876
0.875%, 10/15/26	665,000	644,143
1.800%, 10/15/27	235,000	235,081
Hubbell, Inc.
3.350%, 3/1/26	750,000	806,422
3.150%, 8/15/27	150,000	159,294
3.500%, 2/15/28	500,000	534,743
2.300%, 3/15/31	290,000	283,410
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	538,442
3.500%, 3/1/29	300,000	331,605

		7,644,093

Industrial Conglomerates (0.2%)
3M Co.
2.000%, 6/26/22	1,000,000	1,021,419
1.750%, 2/14/23	350,000	358,645
2.250%, 3/15/23	355,000	367,562
3.250%, 2/14/24	850,000	913,206
2.000%, 2/14/25	500,000	518,765
3.000%, 8/7/25	750,000	807,111
2.250%, 9/19/26	500,000	522,705
2.875%, 10/15/27	500,000	535,295
3.625%, 9/14/28	500,000	555,042
2.375%, 8/26/29	750,000	762,556
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	574,017
General Electric Co.
3.450%, 5/1/27	2,000,000	2,165,759
Honeywell International, Inc.
2.150%, 8/8/22	235,000	240,343
0.483%, 8/19/22	715,000	715,408
2.300%, 8/15/24	500,000	526,880
1.350%, 6/1/25	500,000	506,896
2.500%, 11/1/26	1,000,000	1,058,943
2.700%, 8/15/29	295,000	306,806
1.950%, 6/1/30	1,000,000	983,704
Pentair Finance SARL
4.500%, 7/1/29	250,000	283,710
Roper Technologies, Inc.
0.450%, 8/15/22	150,000	149,981
3.125%, 11/15/22	625,000	647,637
3.650%, 9/15/23	1,000,000	1,071,717
2.350%, 9/15/24	165,000	172,424
1.000%, 9/15/25	310,000	304,575
3.850%, 12/15/25	125,000	138,022
3.800%, 12/15/26	285,000	316,622
1.400%, 9/15/27	375,000	359,964
2.950%, 9/15/29	210,000	216,937
2.000%, 6/30/30	440,000	418,457
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	543,010
3.800%, 3/21/29	500,000	548,698

		18,612,816

Machinery (0.3%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	775,327
2.600%, 9/19/29	350,000	359,262
1.900%, 3/12/31(x)	350,000	336,771
CNH Industrial Capital LLC
4.375%, 4/5/22	385,000	399,168
1.950%, 7/2/23	160,000	164,055
4.200%, 1/15/24	700,000	760,903
1.875%, 1/15/26	875,000	883,992
CNH Industrial NV
3.850%, 11/15/27	655,000	724,369
Crane Co.
4.450%, 12/15/23	400,000	434,481
Cummins, Inc.
3.650%, 10/1/23	500,000	536,211
0.750%, 9/1/25	165,000	161,909
Deere & Co.
2.600%, 6/8/22	312,000	318,685
Dover Corp.
3.150%, 11/15/25	250,000	268,516
2.950%, 11/4/29	105,000	109,827
Flowserve Corp.
4.000%, 11/15/23	700,000	739,259
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,614,967
IDEX Corp.
3.000%, 5/1/30	250,000	256,851
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	1,079,180
2.650%, 11/15/26	950,000	1,011,945
Kennametal, Inc.
4.625%, 6/15/28	250,000	279,480
nVent Finance SARL
3.950%, 4/15/23	500,000	522,610
Oshkosh Corp.
4.600%, 5/15/28	250,000	281,270
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	1,061,029
2.293%, 4/5/27	800,000	819,684
2.565%, 2/15/30	925,000	931,827
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	174,767
3.300%, 11/21/24	600,000	647,419
3.250%, 6/14/29	270,000	287,123
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	388,067
4.250%, 11/15/28	350,000	400,103
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	327,112
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	813,240
3.200%, 6/15/25	180,000	190,597
3.450%, 11/15/26	500,000	538,228
4.950%, 9/15/28(e)	750,000	853,620
Xylem, Inc.
3.250%, 11/1/26	570,000	618,274
1.950%, 1/30/28	350,000	349,568

		20,419,696

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	461,000	479,697
3.950%, 6/15/23	100,000	107,232
2.600%, 12/1/24	250,000	264,179
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	541,508
3.350%, 5/15/26	570,000	615,394
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	440,530
4.125%, 3/15/29	500,000	553,333

		3,001,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.850%, 9/1/23	$750,000	$805,369
3.750%, 4/1/24	250,000	272,756
3.400%, 9/1/24	500,000	541,779
3.000%, 4/1/25	750,000	804,269
3.650%, 9/1/25	500,000	548,610
3.250%, 6/15/27	400,000	432,991
Canadian National Railway Co.
2.950%, 11/21/24	250,000	268,881
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,057,096
2.050%, 3/5/30	180,000	173,807
CSX Corp.
3.350%, 11/1/25	500,000	544,610
2.600%, 11/1/26	750,000	793,367
3.250%, 6/1/27	550,000	595,414
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	309,512
3.875%, 3/1/26	500,000	552,412
Kansas City Southern
3.000%, 5/15/23	121,000	126,024
2.875%, 11/15/29	310,000	317,315
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,195,862
3.650%, 8/1/25	1,000,000	1,100,796
2.900%, 6/15/26	500,000	534,198
3.150%, 6/1/27	365,000	394,083
3.800%, 8/1/28	850,000	943,429
2.550%, 11/1/29	500,000	509,767
Ryder System, Inc.
2.875%, 6/1/22	135,000	138,452
2.500%, 9/1/22	190,000	194,927
3.400%, 3/1/23	650,000	682,239
3.750%, 6/9/23	500,000	532,662
3.875%, 12/1/23	250,000	270,475
3.650%, 3/18/24	350,000	377,787
2.500%, 9/1/24	385,000	402,990
3.350%, 9/1/25	500,000	539,694
2.900%, 12/1/26	220,000	234,227
Union Pacific Corp.
2.950%, 1/15/23	500,000	519,372
2.750%, 4/15/23	1,000,000	1,041,068
3.500%, 6/8/23	750,000	795,581
3.646%, 2/15/24	500,000	539,812
3.150%, 3/1/24	200,000	213,696
3.750%, 7/15/25	625,000	687,628
3.250%, 8/15/25	250,000	269,630
2.750%, 3/1/26	250,000	265,320
2.150%, 2/5/27	500,000	514,688
3.000%, 4/15/27	1,000,000	1,072,679
3.700%, 3/1/29	530,000	584,611
2.400%, 2/5/30	430,000	432,873

		23,132,758

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.625%, 7/1/22	750,000	766,446
2.250%, 1/15/23	235,000	241,152
2.750%, 1/15/23	400,000	412,618
3.875%, 7/3/23	500,000	531,669
4.250%, 9/15/24	1,000,000	1,086,871
2.300%, 2/1/25	350,000	355,969
3.250%, 3/1/25	3,000,000	3,151,985
3.375%, 7/1/25	235,000	248,272
2.875%, 1/15/26	790,000	817,095
3.750%, 6/1/26	375,000	400,019
3.000%, 2/1/30	250,000	240,383
3.125%, 12/1/30	350,000	347,045
Aircastle Ltd.
5.000%, 4/1/23	465,000	495,772
4.400%, 9/25/23	500,000	532,445
4.125%, 5/1/24	465,000	490,435
4.250%, 6/15/26	235,000	245,980
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	509,165
GATX Corp.
4.350%, 2/15/24	1,000,000	1,095,467
3.250%, 3/30/25	400,000	424,397
WW Grainger, Inc.
1.850%, 2/15/25	350,000	359,354

		12,752,539

Total Industrials		163,503,246

Information Technology (3.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.000%, 6/15/22	450,000	464,843
2.600%, 2/28/23	500,000	522,602
2.200%, 9/20/23	750,000	783,533
3.625%, 3/4/24	1,000,000	1,091,424
3.500%, 6/15/25	425,000	469,122
2.950%, 2/28/26	750,000	814,462
2.500%, 9/20/26	1,150,000	1,220,597
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	205,864
3.750%, 8/15/29	500,000	538,498
2.000%, 12/10/30	320,000	294,026
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	627,473
4.600%, 5/23/29	350,000	397,202

		7,429,646

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	531,984
3.550%, 10/1/27	500,000	532,082
Amphenol Corp.
3.200%, 4/1/24	250,000	266,836
2.050%, 3/1/25	1,000,000	1,029,812
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,530,914
3.250%, 9/8/24	300,000	320,922
Avnet, Inc.
4.625%, 4/15/26	500,000	552,561
Corning, Inc.
2.900%, 5/15/22	650,000	664,187
Flex Ltd.
4.750%, 6/15/25	800,000	891,000
3.750%, 2/1/26	500,000	540,000
4.875%, 6/15/29	350,000	392,585
4.875%, 5/12/30	665,000	756,645
FLIR Systems, Inc.
2.500%, 8/1/30	250,000	244,075
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,057,274
3.950%, 1/12/28	270,000	299,278
3.600%, 1/15/30	150,000	156,732
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	668,629
4.600%, 4/6/27	465,000	531,119
3.000%, 10/30/29	250,000	259,538
Trimble, Inc.
4.150%, 6/15/23	350,000	374,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 12/1/24	$350,000	$392,389
4.900%, 6/15/28	450,000	518,843
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	360,748
3.700%, 2/15/26	250,000	273,208
3.125%, 8/15/27	365,000	391,440
Vontier Corp.
1.800%, 4/1/26§	310,000	308,047
2.400%, 4/1/28§	500,000	491,188

		14,336,096

IT Services (0.6%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	488,375
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	550,514
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	379,780
2.900%, 12/1/29	500,000	511,078
DXC Technology Co.
4.250%, 4/15/24	500,000	542,833
Fidelity National Information Services, Inc.
0.375%, 3/1/23	240,000	239,296
0.600%, 3/1/24	200,000	198,916
1.150%, 3/1/26	325,000	320,495
1.650%, 3/1/28(x)	215,000	209,937
2.250%, 3/1/31	600,000	588,002
Fiserv, Inc.
3.500%, 10/1/22	500,000	518,470
3.800%, 10/1/23	375,000	404,082
2.750%, 7/1/24	1,350,000	1,425,817
3.850%, 6/1/25	1,500,000	1,651,907
3.200%, 7/1/26	250,000	269,411
2.250%, 6/1/27	1,000,000	1,020,496
4.200%, 10/1/28	465,000	524,462
3.500%, 7/1/29	890,000	960,184
2.650%, 6/1/30	1,500,000	1,509,671
Genpact Luxembourg Sarl
3.700%, 4/1/22(e)	250,000	255,782
3.375%, 12/1/24	250,000	269,334
1.750%, 4/10/26	200,000	198,822
Global Payments, Inc.
3.750%, 6/1/23	450,000	477,385
4.000%, 6/1/23	500,000	535,319
2.650%, 2/15/25	750,000	788,358
1.200%, 3/1/26	560,000	547,451
4.800%, 4/1/26	1,000,000	1,141,890
4.450%, 6/1/28	500,000	569,044
3.200%, 8/15/29	750,000	783,308
2.900%, 5/15/30	235,000	238,871
International Business Machines Corp.
2.850%, 5/13/22	1,750,000	1,799,530
2.875%, 11/9/22	1,000,000	1,040,469
3.375%, 8/1/23	1,000,000	1,067,199
3.625%, 2/12/24	1,000,000	1,084,785
3.000%, 5/15/24	2,750,000	2,947,616
3.450%, 2/19/26	1,000,000	1,093,403
3.300%, 5/15/26	1,500,000	1,628,233
3.300%, 1/27/27	1,095,000	1,189,329
1.700%, 5/15/27	405,000	403,432
3.500%, 5/15/29	2,965,000	3,213,819
1.950%, 5/15/30	220,000	213,324
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	1,083,646
2.000%, 3/3/25	500,000	519,763
2.950%, 11/21/26	1,150,000	1,238,508
3.500%, 2/26/28	140,000	154,116
2.950%, 6/1/29	700,000	749,648
1.900%, 3/15/31(x)	1,200,000	1,178,571
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	297,584
1.350%, 6/1/23	555,000	564,666
2.400%, 10/1/24	535,000	562,123
1.650%, 6/1/25	1,000,000	1,018,181
2.650%, 10/1/26	335,000	353,842
2.300%, 6/1/30	1,000,000	989,665
Visa, Inc.
2.150%, 9/15/22	1,195,000	1,222,177
2.800%, 12/14/22	1,750,000	1,813,693
3.150%, 12/14/25	3,450,000	3,751,948
0.750%, 8/15/27(x)	465,000	445,900
2.750%, 9/15/27	300,000	319,615
Western Union Co. (The)
3.600%, 3/15/22	300,000	307,350
4.250%, 6/9/23	250,000	268,853
2.850%, 1/10/25	125,000	131,093
1.350%, 3/15/26	350,000	340,843
2.750%, 3/15/31	350,000	333,895

		51,446,109

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	656,563
Analog Devices, Inc.
2.875%, 6/1/23	250,000	262,647
3.125%, 12/5/23	500,000	532,259
3.900%, 12/15/25	450,000	499,484
3.500%, 12/5/26	500,000	546,506
Applied Materials, Inc.
1.750%, 6/1/30	585,000	562,363
Broadcom Corp.
3.125%, 1/15/25	715,000	764,933
Broadcom, Inc.
4.700%, 4/15/25	3,500,000	3,961,654
3.150%, 11/15/25	790,000	847,328
4.250%, 4/15/26	3,025,000	3,353,151
3.459%, 9/15/26	260,000	279,404
1.950%, 2/15/28(x)§	515,000	499,632
4.110%, 9/15/28	3,692,000	4,018,134
4.750%, 4/15/29	2,500,000	2,802,046
5.000%, 4/15/30	4,500,000	5,125,021
2.450%, 2/15/31§	1,250,000	1,183,157
Intel Corp.
2.350%, 5/11/22	800,000	816,400
3.100%, 7/29/22	600,000	621,845
2.700%, 12/15/22	875,000	909,864
3.700%, 7/29/25	1,795,000	1,979,526
2.600%, 5/19/26	500,000	529,744
3.150%, 5/11/27	2,000,000	2,168,401
2.450%, 11/15/29	1,605,000	1,633,537
3.900%, 3/25/30	1,000,000	1,129,936
KLA Corp.
4.100%, 3/15/29	625,000	702,480
Lam Research Corp.
3.800%, 3/15/25	350,000	385,331
3.750%, 3/15/26	750,000	831,587
4.000%, 3/15/29	530,000	598,466
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	374,958
4.875%, 6/22/28	350,000	401,268
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	418,173
3.450%, 6/15/27	500,000	546,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Micron Technology, Inc.
2.497%, 4/24/23	$2,000,000	$2,071,594
4.640%, 2/6/24	105,000	115,323
4.975%, 2/6/26	350,000	401,055
4.185%, 2/15/27	375,000	415,412
5.327%, 2/6/29	350,000	411,177
NVIDIA Corp.
3.200%, 9/16/26	850,000	925,147
NXP BV
4.875%, 3/1/24§	500,000	555,216
2.700%, 5/1/25§	100,000	104,850
5.350%, 3/1/26§	500,000	581,240
3.875%, 6/18/26§	500,000	548,348
3.150%, 5/1/27§	165,000	174,901
5.550%, 12/1/28§	335,000	400,999
4.300%, 6/18/29§	750,000	837,151
3.400%, 5/1/30§	1,215,000	1,276,090
QUALCOMM, Inc.
3.000%, 5/20/22	2,500,000	2,575,305
2.600%, 1/30/23	1,850,000	1,922,047
2.900%, 5/20/24	1,000,000	1,068,527
3.250%, 5/20/27	1,500,000	1,635,192
2.150%, 5/20/30	500,000	493,151
Texas Instruments, Inc.
1.850%, 5/15/22	500,000	508,777
2.250%, 5/1/23	750,000	766,817
2.625%, 5/15/24	216,000	229,272
1.375%, 3/12/25	105,000	106,496
2.900%, 11/3/27	355,000	382,551
2.250%, 9/4/29	320,000	321,210
Xilinx, Inc.
2.950%, 6/1/24	650,000	690,956

		59,461,067

Software (0.6%)
Adobe, Inc.
1.700%, 2/1/23	290,000	297,141
1.900%, 2/1/25	470,000	485,397
2.150%, 2/1/27	465,000	479,129
Autodesk, Inc.
4.375%, 6/15/25	600,000	671,485
3.500%, 6/15/27	1,000,000	1,095,739
2.850%, 1/15/30	195,000	199,612
CA, Inc.
4.700%, 3/15/27	250,000	278,690
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	194,024
Citrix Systems, Inc.
1.250%, 3/1/26	800,000	787,676
Fortinet, Inc.
1.000%, 3/15/26	185,000	180,627
2.200%, 3/15/31	125,000	121,082
Intuit, Inc.
0.650%, 7/15/23	160,000	160,620
0.950%, 7/15/25	250,000	248,466
1.350%, 7/15/27	165,000	161,503
Microsoft Corp.
2.650%, 11/3/22	1,000,000	1,035,642
2.125%, 11/15/22	500,000	514,302
2.375%, 5/1/23	1,250,000	1,296,345
2.000%, 8/8/23	1,350,000	1,401,250
3.625%, 12/15/23	2,000,000	2,169,233
2.875%, 2/6/24	335,000	357,362
2.700%, 2/12/25	1,500,000	1,603,293
3.125%, 11/3/25	2,600,000	2,833,545
2.400%, 8/8/26	3,260,000	3,435,531
3.300%, 2/6/27	1,000,000	1,099,808
Oracle Corp.
2.500%, 5/15/22	2,000,000	2,039,308
2.500%, 10/15/22	1,875,000	1,931,315
2.625%, 2/15/23	805,000	834,164
3.625%, 7/15/23	1,000,000	1,066,854
2.400%, 9/15/23	1,000,000	1,039,264
3.400%, 7/8/24	2,000,000	2,148,909
2.950%, 11/15/24	750,000	798,796
2.950%, 5/15/25	3,000,000	3,196,336
1.650%, 3/25/26	680,000	684,896
2.650%, 7/15/26	2,805,000	2,943,406
3.250%, 11/15/27	1,000,000	1,072,023
2.300%, 3/25/28	1,070,000	1,080,962
2.950%, 4/1/30	5,000,000	5,153,876
salesforce.com, Inc.
3.250%, 4/11/23	375,000	396,109
3.700%, 4/11/28	375,000	416,215
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,807,609
VMware, Inc.
2.950%, 8/21/22	515,000	531,288
3.900%, 8/21/27	2,050,000	2,236,112

		50,484,944

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
2.300%, 5/11/22	1,000,000	1,020,701
2.700%, 5/13/22	1,000,000	1,026,863
1.700%, 9/11/22	440,000	448,693
2.100%, 9/12/22	750,000	767,913
2.400%, 1/13/23	1,000,000	1,035,454
2.850%, 2/23/23	1,250,000	1,304,640
2.400%, 5/3/23	4,707,000	4,910,343
0.750%, 5/11/23	585,000	590,270
3.000%, 2/9/24	495,000	528,106
3.450%, 5/6/24	1,500,000	1,628,279
2.850%, 5/11/24	750,000	800,459
1.800%, 9/11/24	750,000	779,638
2.750%, 1/13/25	750,000	800,061
2.500%, 2/9/25	1,000,000	1,053,578
1.125%, 5/11/25	500,000	502,323
0.550%, 8/20/25	1,000,000	974,167
0.700%, 2/8/26	1,000,000	979,694
3.250%, 2/23/26	3,255,000	3,553,676
2.450%, 8/4/26	1,675,000	1,762,438
2.050%, 9/11/26	750,000	773,275
3.350%, 2/9/27	1,500,000	1,648,528
3.200%, 5/11/27	923,000	1,007,476
3.000%, 6/20/27	2,060,000	2,227,536
3.000%, 11/13/27	2,250,000	2,425,641
1.200%, 2/8/28	1,000,000	961,335
2.200%, 9/11/29	750,000	758,523
1.650%, 5/11/30	440,000	419,873
1.250%, 8/20/30	1,000,000	925,397
1.650%, 2/8/31	2,000,000	1,906,265
Dell International LLC
5.450%, 6/15/23§	3,075,000	3,360,598
4.000%, 7/15/24§	500,000	543,146
5.850%, 7/15/25§	1,000,000	1,168,723
6.020%, 6/15/26§	2,445,000	2,892,636
4.900%, 10/1/26§	1,300,000	1,473,854
5.300%, 10/1/29§	1,500,000	1,754,423
Hewlett Packard Enterprise Co.
4.400%, 10/15/22(e)	1,500,000	1,577,412
2.250%, 4/1/23	750,000	772,219
1.450%, 4/1/24	600,000	609,575
4.900%, 10/15/25(e)	3,000,000	3,417,767
1.750%, 4/1/26	600,000	600,161
HP, Inc.
4.050%, 9/15/22	1,000,000	1,049,389
2.200%, 6/17/25	750,000	773,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 6/17/27	$750,000	$792,616
3.400%, 6/17/30	750,000	784,220
NetApp, Inc.
3.300%, 9/29/24	500,000	539,176
1.875%, 6/22/25	215,000	220,968
2.375%, 6/22/27	300,000	306,094
2.700%, 6/22/30	300,000	297,088

		60,454,963

Total Information Technology		243,612,825

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,043,235
3.350%, 7/31/24	750,000	810,062
1.500%, 10/15/25	130,000	131,478
1.850%, 5/15/27	195,000	196,905
2.050%, 5/15/30	125,000	123,151
Albemarle Corp.
4.150%, 12/1/24	250,000	274,826
Cabot Corp.
3.700%, 7/15/22	500,000	515,058
4.000%, 7/1/29	500,000	525,139
Celanese US Holdings LLC
4.625%, 11/15/22	450,000	477,032
3.500%, 5/8/24	300,000	321,529
Dow Chemical Co. (The)
4.550%, 11/30/25	250,000	283,715
3.625%, 5/15/26	500,000	547,558
4.800%, 11/30/28	500,000	583,206
DuPont de Nemours, Inc.
2.169%, 5/1/23	730,000	733,546
4.205%, 11/15/23	1,500,000	1,628,157
4.493%, 11/15/25	1,150,000	1,297,358
4.725%, 11/15/28	2,000,000	2,324,696
Eastman Chemical Co.
3.600%, 8/15/22	1,125,000	1,164,279
3.800%, 3/15/25	1,000,000	1,084,927
Ecolab, Inc.
3.250%, 1/14/23	500,000	522,630
2.700%, 11/1/26	215,000	228,189
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	147,085
FMC Corp.
4.100%, 2/1/24	1,500,000	1,626,610
3.200%, 10/1/26	350,000	376,339
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	436,858
Linde, Inc.
2.200%, 8/15/22	450,000	459,501
2.700%, 2/21/23	500,000	518,757
3.200%, 1/30/26	350,000	382,744
1.100%, 8/10/30	500,000	454,483
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,182,713
LYB International Finance III LLC
1.250%, 10/1/25	245,000	242,062
2.250%, 10/1/30	270,000	260,069
Mosaic Co. (The)
3.250%, 11/15/22	500,000	519,295
4.250%, 11/15/23	1,000,000	1,079,118
4.050%, 11/15/27	750,000	832,827
NewMarket Corp.
4.100%, 12/15/22	167,000	176,332
2.700%, 3/18/31	500,000	487,869
Nutrien Ltd.
3.150%, 10/1/22	131,000	135,163
1.900%, 5/13/23	175,000	179,291
3.500%, 6/1/23	1,000,000	1,054,545
3.625%, 3/15/24	500,000	536,482
4.000%, 12/15/26	500,000	556,571
4.200%, 4/1/29	280,000	314,383
2.950%, 5/13/30	500,000	515,501
PPG Industries, Inc.
3.200%, 3/15/23	650,000	680,292
2.400%, 8/15/24	250,000	261,850
1.200%, 3/15/26	510,000	501,035
2.800%, 8/15/29	250,000	259,173
RPM International, Inc.
3.750%, 3/15/27	350,000	384,706
4.550%, 3/1/29	500,000	562,919
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	611,975
3.950%, 1/15/26	500,000	553,979
3.450%, 6/1/27	750,000	817,567
2.950%, 8/15/29	500,000	520,895
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	539,261
3.375%, 6/15/30	280,000	290,789

		33,275,715

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	312,449
3.450%, 6/1/27	321,000	349,329
3.500%, 12/15/27	500,000	545,606
Series CB
2.500%, 3/15/30	235,000	233,504
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,396,979
3.900%, 4/1/27	130,000	145,471

		2,983,338

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	531,717
2.630%, 6/19/30	220,000	216,875
Avery Dennison Corp.
4.875%, 12/6/28	300,000	349,795
Berry Global, Inc.
0.950%, 2/15/24§	300,000	297,360
1.570%, 1/15/26§	1,125,000	1,104,795
Packaging Corp. of America
4.500%, 11/1/23	200,000	217,786
3.650%, 9/15/24	1,000,000	1,087,163
3.400%, 12/15/27	360,000	392,261
WRKCo, Inc.
3.750%, 3/15/25	500,000	542,282
WRKCo., Inc.
3.000%, 9/15/24	500,000	531,849
4.650%, 3/15/26	550,000	623,821
4.000%, 3/15/28	500,000	554,191
3.900%, 6/1/28	175,000	192,686

		6,642,581

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	200,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Newmont Corp.
3.700%, 3/15/23	$79,000	$82,992
Nucor Corp.
2.000%, 6/1/25	100,000	102,584
3.950%, 5/1/28	1,350,000	1,501,802
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	532,938
1.300%, 8/15/25	310,000	306,388
2.150%, 8/15/30	275,000	262,770
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,096,617
Southern Copper Corp.
3.500%, 11/8/22	244,000	254,218
3.875%, 4/23/25	300,000	329,156
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	529,639
2.400%, 6/15/25	465,000	484,367
1.650%, 10/15/27	190,000	186,352
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,482,187
3.750%, 7/8/30	1,190,000	1,238,076

		8,590,336

Paper & Forest Products (0.1%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,054,627
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	711,719
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	1,173,450
5.000%, 1/15/30	2,000,000	2,207,300

		6,147,096

Total Materials		57,639,066

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	811,307
3.800%, 4/15/26	250,000	275,955
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	528,408
3.300%, 7/15/26	300,000	321,808
3.625%, 11/15/27	200,000	218,009
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	547,743
American Tower Corp. (REIT)
3.500%, 1/31/23	1,150,000	1,209,997
3.000%, 6/15/23	500,000	524,888
0.600%, 1/15/24	280,000	278,505
5.000%, 2/15/24	1,000,000	1,114,615
3.375%, 5/15/24	500,000	535,674
2.950%, 1/15/25	750,000	795,318
2.400%, 3/15/25	500,000	521,380
1.300%, 9/15/25	350,000	348,526
1.600%, 4/15/26	600,000	601,228
2.750%, 1/15/27	350,000	364,298
1.500%, 1/31/28	350,000	332,469
3.950%, 3/15/29	500,000	549,729
2.900%, 1/15/30	240,000	244,096
2.100%, 6/15/30	250,000	237,163
1.875%, 10/15/30	2,500,000	2,333,634
2.700%, 4/15/31	600,000	599,992
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	500,000	514,738
4.200%, 12/15/23	100,000	109,409
3.500%, 11/15/25	250,000	272,656
2.950%, 5/11/26	1,000,000	1,070,276
2.900%, 10/15/26	250,000	265,021
3.350%, 5/15/27	175,000	189,975
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	525,406
3.125%, 9/1/23	1,000,000	1,052,253
3.200%, 1/15/25	1,750,000	1,868,504
3.400%, 6/21/29	750,000	786,865
3.250%, 1/30/31	1,500,000	1,551,954
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	260,751
4.100%, 10/1/24	250,000	269,507
3.950%, 11/15/27	300,000	313,633
4.550%, 10/1/29	250,000	264,630
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	750,000	792,787
3.650%, 6/15/24	300,000	323,304
3.850%, 2/1/25	355,000	383,539
4.125%, 6/15/26	275,000	303,834
3.900%, 3/15/27	250,000	271,869
2.250%, 4/1/28	175,000	171,585
4.125%, 5/15/29	375,000	404,650
4.050%, 7/1/30	375,000	403,474
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,192,196
4.100%, 10/15/28	215,000	240,760
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	531,914
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	263,512
3.650%, 8/15/26	250,000	258,297
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	113,210
2.250%, 3/15/26	270,000	274,920
Crown Castle International Corp. (REIT)
3.150%, 7/15/23	1,970,000	2,078,203
3.200%, 9/1/24	500,000	535,807
1.350%, 7/15/25	100,000	99,777
4.450%, 2/15/26	2,165,000	2,437,611
3.700%, 6/15/26	165,000	180,010
1.050%, 7/15/26	750,000	718,948
3.650%, 9/1/27	750,000	815,219
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	527,535
3.125%, 9/1/26	250,000	265,670
4.375%, 2/15/29	150,000	167,637
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	396,195
3.450%, 11/15/29	435,000	445,223
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,644,661
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	811,342
3.375%, 12/15/27	680,000	742,503
4.000%, 9/15/28	300,000	333,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 11/15/29	$185,000	$189,928
1.750%, 7/1/30	200,000	186,119
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	666,636
1.250%, 7/15/25	265,000	262,851
1.000%, 9/15/25	750,000	736,762
2.900%, 11/18/26	455,000	478,888
5.375%, 5/15/27	825,000	861,671
1.800%, 7/15/27	215,000	211,012
1.550%, 3/15/28	375,000	359,287
3.200%, 11/18/29	455,000	470,971
2.150%, 7/15/30	1,000,000	948,900
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,044,415
3.375%, 6/1/25	1,000,000	1,083,441
3.250%, 8/1/27	355,000	383,524
4.150%, 12/1/28	300,000	336,762
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,052,023
3.500%, 4/1/25	650,000	701,893
3.375%, 4/15/26	250,000	270,801
1.700%, 3/1/28	625,000	601,307
4.000%, 3/1/29	500,000	552,772
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	269,902
1.250%, 2/15/26	250,000	246,754
3.250%, 7/15/27	500,000	522,985
3.200%, 6/15/29	500,000	520,267
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	413,714
3.350%, 9/1/24	570,000	602,177
5.250%, 6/1/25	505,000	565,292
5.375%, 4/15/26	750,000	840,720
5.750%, 6/1/28	385,000	442,634
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	425,000	463,183
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	500,000	537,767
4.000%, 6/1/25	350,000	385,569
3.250%, 7/15/26	175,000	189,166
3.500%, 7/15/29	200,000	214,327
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,058,700
Series E
4.000%, 6/15/25	310,000	329,478
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	468,462
3.450%, 12/15/24	350,000	374,175
4.375%, 10/1/25	400,000	438,561
4.750%, 12/15/28	350,000	395,620
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	520,554
3.125%, 6/1/23	1,000,000	1,047,993
2.700%, 3/1/24	250,000	263,066
3.300%, 2/1/25	610,000	653,001
1.900%, 3/1/28	200,000	195,213
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	259,514
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	442,207
4.000%, 6/15/29	500,000	541,396
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	542,770
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	188,893
3.750%, 6/15/24	450,000	486,274
4.000%, 11/15/25	350,000	387,079
3.600%, 6/1/27	500,000	543,920
3.950%, 3/15/29	750,000	827,437
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	141,052
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	542,940
4.000%, 11/15/25	200,000	219,409
3.600%, 12/15/26	250,000	270,877
4.300%, 10/15/28	665,000	742,417
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,156,611
4.500%, 2/1/25	250,000	264,087
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	222,000	238,399
4.500%, 1/15/25	450,000	486,238
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	274,524
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	539,080
3.150%, 8/15/30	500,000	487,282
Prologis LP (REIT)
3.250%, 10/1/26	300,000	327,401
2.125%, 4/15/27	500,000	510,506
4.375%, 2/1/29	155,000	177,605
Public Storage (REIT)
2.370%, 9/15/22	250,000	256,791
0.875%, 2/15/26	250,000	243,877
3.094%, 9/15/27	300,000	325,502
3.385%, 5/1/29	320,000	349,309
Realty Income Corp. (REIT)
4.650%, 8/1/23	1,000,000	1,084,065
3.875%, 4/15/25	750,000	822,451
0.750%, 3/15/26	390,000	375,418
4.125%, 10/15/26	725,000	819,138
3.250%, 6/15/29	350,000	370,239
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	388,714
4.125%, 3/15/28	500,000	546,957
2.950%, 9/15/29	250,000	254,205
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	233,969
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	272,339
3.900%, 10/15/29	750,000	765,000
Simon Property Group LP (REIT)
2.625%, 6/15/22	500,000	510,281
2.750%, 6/1/23	600,000	625,105
3.750%, 2/1/24	1,000,000	1,076,550
2.000%, 9/13/24	500,000	517,481
3.500%, 9/1/25	820,000	887,452
3.250%, 11/30/26	500,000	536,208
3.375%, 6/15/27	1,750,000	1,883,703
3.375%, 12/1/27	750,000	805,847
1.750%, 2/1/28	500,000	482,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 9/13/29	$750,000	$738,755
2.650%, 7/15/30	500,000	494,163
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	225,526
4.700%, 6/1/27	165,000	180,032
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	309,892
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	157,506
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	525,564
2.100%, 3/15/28	500,000	485,579
4.000%, 7/15/29	225,000	241,292
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	302,690
4.625%, 3/15/29	250,000	276,831
2.750%, 11/18/30	250,000	244,392
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	514,886
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	132,905
3.500%, 7/1/27	350,000	379,389
3.200%, 1/15/30	1,000,000	1,043,322
Ventas Realty LP (REIT)
3.125%, 6/15/23	600,000	630,151
3.500%, 4/15/24	750,000	807,062
3.750%, 5/1/24	50,000	53,997
2.650%, 1/15/25	1,000,000	1,040,991
3.250%, 10/15/26	800,000	859,536
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	439,503
4.625%, 11/1/25	500,000	563,373
4.875%, 6/1/26	485,000	554,668
3.950%, 8/15/27	320,000	350,989
2.200%, 6/15/28	500,000	491,260
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	579,712
Washington REIT (REIT)
3.950%, 10/15/22	150,000	155,585
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,094,314
3.625%, 3/15/24	565,000	607,955
2.700%, 2/15/27	250,000	260,561
4.250%, 4/15/28	1,225,000	1,362,919
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	330,109
4.000%, 2/1/25	300,000	326,664
4.250%, 10/1/26	400,000	448,083
3.850%, 7/15/29	250,000	268,958

		106,609,213

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,718,712
2.500%, 4/1/31	250,000	242,239
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	536,325

		2,497,276

Total Real Estate		109,106,489

Utilities (1.9%)
Electric Utilities (1.4%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	359,412
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	269,146
Alabama Power Co. Series 20-A
1.450%, 9/15/30	500,000	458,036
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	430,115
2.300%, 3/1/30	150,000	145,738
Series F
2.950%, 12/15/22	150,000	155,260
Series J
4.300%, 12/1/28	500,000	563,446
Series M
0.750%, 11/1/23	90,000	89,910
Series N
1.000%, 11/1/25	315,000	307,136
Appalachian Power Co.
3.400%, 6/1/25	350,000	375,644
Series AA
2.700%, 4/1/31	500,000	498,551
Arizona Public Service Co.
3.150%, 5/15/25	200,000	215,223
2.950%, 9/15/27	350,000	375,721
2.600%, 8/15/29	250,000	255,713
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	390,457
2.300%, 3/15/31	250,000	247,129
Avangrid, Inc.
3.150%, 12/1/24	500,000	537,857
3.800%, 6/1/29	750,000	822,411
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	733,162
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	255,039
Series AE
2.350%, 4/1/31	275,000	274,643
Series Z
2.400%, 9/1/26	250,000	262,070
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	811,105
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	243,012
Series 122
2.950%, 8/15/27	500,000	533,570
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	244,499
2.500%, 1/15/23	156,000	161,282
Series A
3.200%, 3/15/27	250,000	271,196
DTE Electric Co.
3.650%, 3/15/24	245,000	263,402
Series A
1.900%, 4/1/28	320,000	318,465
Duke Energy Carolinas LLC
3.350%, 5/15/22	500,000	516,290
2.500%, 3/15/23	500,000	518,585
2.950%, 12/1/26	1,000,000	1,076,376
3.950%, 11/15/28	500,000	561,037
2.450%, 8/15/29	300,000	302,871
2.550%, 4/15/31	375,000	377,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp.
2.400%, 8/15/22	$300,000	$307,222
3.050%, 8/15/22	1,100,000	1,131,542
3.750%, 4/15/24	350,000	377,397
0.900%, 9/15/25	310,000	303,108
3.150%, 8/15/27	750,000	800,032
3.400%, 6/15/29	310,000	331,394
2.450%, 6/1/30	250,000	246,553
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	701,417
3.800%, 7/15/28	750,000	830,921
1.750%, 6/15/30	215,000	203,449
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,068,266
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	462,693
3.700%, 9/1/28	1,000,000	1,100,317
3.450%, 3/15/29	350,000	378,269
Edison International
2.400%, 9/15/22	400,000	408,012
3.125%, 11/15/22	90,000	92,839
2.950%, 3/15/23	300,000	310,498
3.550%, 11/15/24	200,000	214,190
5.750%, 6/15/27	40,000	46,591
4.125%, 3/15/28	500,000	533,345
Emera US Finance LP
3.550%, 6/15/26	665,000	720,666
Enel Americas SA
4.000%, 10/25/26	165,000	179,863
Enel Chile SA
4.875%, 6/12/28	750,000	866,484
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,085,496
3.500%, 4/1/26	300,000	327,731
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,038,686
0.900%, 9/15/25	950,000	926,062
2.950%, 9/1/26	300,000	318,513
1.900%, 6/15/28	1,165,000	1,136,950
Entergy Louisiana LLC
0.620%, 11/17/23	600,000	600,782
2.400%, 10/1/26	500,000	519,884
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	366,649
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	261,571
3.650%, 8/15/25	500,000	546,838
Evergy, Inc.
2.450%, 9/15/24	335,000	350,669
2.900%, 9/15/29	500,000	509,167
Eversource Energy
2.550%, 3/15/31	500,000	501,011
Series H
3.150%, 1/15/25	150,000	159,952
Series L
2.900%, 10/1/24	500,000	532,505
Series M
3.300%, 1/15/28	500,000	536,781
Series N
3.800%, 12/1/23	210,000	226,904
Series Q
0.800%, 8/15/25	150,000	146,217
Series R
1.650%, 8/15/30	250,000	229,354
Exelon Corp.
3.497%, 6/1/22	1,000,000	1,030,721
3.950%, 6/15/25	750,000	821,872
3.400%, 4/15/26	500,000	540,428
Florida Power & Light Co.
2.750%, 6/1/23	250,000	259,608
Fortis, Inc.
3.055%, 10/4/26	750,000	798,295
Georgia Power Co.
2.850%, 5/15/22	750,000	769,995
3.250%, 4/1/26	350,000	377,354
3.250%, 3/30/27	500,000	536,383
Series A
2.100%, 7/30/23	350,000	361,381
2.200%, 9/15/24	350,000	365,020
Series B
2.650%, 9/15/29	350,000	356,222
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	270,514
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,379,157
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	540,400
4.100%, 9/26/28	450,000	506,255
3.600%, 4/1/29	500,000	545,154
2.300%, 6/1/30	125,000	123,063
ITC Holdings Corp.
2.700%, 11/15/22	400,000	412,891
3.650%, 6/15/24	325,000	349,958
3.250%, 6/30/26	300,000	323,416
3.350%, 11/15/27	400,000	432,721
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	325,874
3.100%, 5/1/27	1,000,000	1,083,371
3.650%, 4/15/29	850,000	939,047
Mississippi Power Co.
3.950%, 3/30/28	250,000	275,312
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22	375,000	384,420
2.800%, 1/15/23	400,000	415,445
0.650%, 3/1/23	590,000	591,855
3.150%, 4/1/24	1,000,000	1,065,048
2.750%, 5/1/25	1,000,000	1,056,826
3.250%, 4/1/26	355,000	382,526
3.550%, 5/1/27	1,500,000	1,644,088
3.500%, 4/1/29	500,000	537,950
2.250%, 6/1/30	2,500,000	2,445,034
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	569,691
Northern States Power Co.
2.150%, 8/15/22	700,000	710,308
2.250%, 4/1/31	300,000	299,403
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,024,150
3.200%, 5/15/27	500,000	541,237
3.250%, 5/15/29	500,000	536,251
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	219,589
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	385,515
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	529,232
0.550%, 10/1/25§	525,000	507,699
3.700%, 11/15/28	1,250,000	1,387,699
Pacific Gas and Electric Co.
1.750%, 6/16/22	1,770,000	1,772,817
1.367%, 3/10/23	1,335,000	1,335,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.450%, 7/1/25	$500,000	$528,597
2.100%, 8/1/27	750,000	731,367
4.550%, 7/1/30	5,500,000	5,940,685
3.250%, 6/1/31	835,000	830,982
PacifiCorp
3.600%, 4/1/24	600,000	646,177
PECO Energy Co.
2.375%, 9/15/22	500,000	511,781
3.150%, 10/15/25	700,000	753,007
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	298,086
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	322,216
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,116,802
3.500%, 12/1/22	1,000,000	1,041,502
3.400%, 6/1/23	250,000	263,010
3.100%, 5/15/26	500,000	533,140
Progress Energy, Inc.
3.150%, 4/1/22	1,250,000	1,275,051
Public Service Co. of Colorado
2.250%, 9/15/22	500,000	509,550
3.700%, 6/15/28	350,000	385,526
Public Service Electric & Gas Co.
2.375%, 5/15/23	500,000	518,285
3.250%, 9/1/23	300,000	318,953
0.950%, 3/15/26	350,000	345,233
2.250%, 9/15/26	450,000	469,433
3.700%, 5/1/28	500,000	549,994
3.650%, 9/1/28	300,000	330,151
3.200%, 5/15/29	250,000	267,975
2.450%, 1/15/30	165,000	166,397
Southern California Edison Co.
0.700%, 4/3/23	230,000	229,869
1.100%, 4/1/24	230,000	230,918
2.850%, 8/1/29	660,000	673,890
2.250%, 6/1/30	655,000	631,202
Series 20C
1.200%, 2/1/26	440,000	433,730
Series A
4.200%, 3/1/29	500,000	555,269
Series B
3.650%, 3/1/28	750,000	808,862
Series C
3.500%, 10/1/23	200,000	212,700
Series D
3.400%, 6/1/23	350,000	370,087
Series E
3.700%, 8/1/25	300,000	327,472
Southern Co. (The)
2.950%, 7/1/23	575,000	602,050
Series 21-A
0.600%, 2/26/24	160,000	158,978
Series 21-B
1.750%, 3/15/28	210,000	203,929
Series A
3.700%, 4/30/30	2,000,000	2,158,656
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	525,050
Series M
4.100%, 9/15/28	750,000	828,662
Series N
1.650%, 3/15/26	500,000	501,284
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	320,728
Tampa Electric Co.
2.400%, 3/15/31	140,000	138,616
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	639,483
1.500%, 8/1/30	225,000	208,159
Union Electric Co.
3.500%, 4/15/24	500,000	536,706
2.950%, 6/15/27	500,000	535,625
3.500%, 3/15/29	500,000	543,244
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	1,073,854
Series A
3.150%, 1/15/26	715,000	767,299
3.500%, 3/15/27	750,000	819,375
3.800%, 4/1/28	500,000	551,239
2.875%, 7/15/29	175,000	182,737
Series B
2.950%, 11/15/26	500,000	534,150
Series C
2.750%, 3/15/23	1,400,000	1,453,364
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	209,018
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	373,171
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	299,628
3.300%, 6/1/25	500,000	535,719
3.350%, 12/1/26	500,000	542,241
4.000%, 6/15/28	500,000	553,817
2.600%, 12/1/29	350,000	354,376

		107,503,101

Gas Utilities (0.1%)
Atmos Energy Corp.
0.625%, 3/9/23	335,000	335,125
3.000%, 6/15/27	310,000	330,605
2.625%, 9/15/29	300,000	305,002
CenterPoint Energy Resources Corp.
0.700%, 3/2/23	350,000	349,627
3.550%, 4/1/23	750,000	791,905
4.000%, 4/1/28	500,000	547,419
Eastern Energy Gas Holdings LLC
Series A
2.500%, 11/15/24	290,000	304,827
Series B
3.000%, 11/15/29	355,000	367,787
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,045,792
5.200%, 7/15/25	1,000,000	1,122,376
3.950%, 9/15/27	300,000	317,126
4.750%, 9/1/28	300,000	332,601
ONE Gas, Inc.
0.850%, 3/11/23	750,000	750,403
1.100%, 3/11/24	750,000	750,530
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	540,176
2.500%, 3/15/31	380,000	375,923
Southern California Gas Co.
3.150%, 9/15/24	550,000	591,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series TT
2.600%, 6/15/26	$500,000	$526,234
Southwest Gas Corp.
2.200%, 6/15/30	500,000	486,923

		10,172,007

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
1.375%, 1/15/26§	1,540,000	1,496,049
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	429,625
Exelon Generation Co. LLC
3.250%, 6/1/25	205,000	218,586
PSEG Power LLC
3.850%, 6/1/23	500,000	533,340
Southern Power Co.
4.150%, 12/1/25	500,000	557,136
0.900%, 1/15/26	155,000	150,865

		3,385,601

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24(x)	160,000	168,183
1.750%, 3/15/28	375,000	362,287
Ameren Illinois Co.
2.700%, 9/1/22	500,000	513,345
3.800%, 5/15/28	350,000	385,524
1.550%, 11/15/30	210,000	195,091
Berkshire Hathaway Energy Co.
2.800%, 1/15/23	415,000	431,601
3.750%, 11/15/23	1,100,000	1,182,771
Black Hills Corp.
4.250%, 11/30/23	600,000	650,849
3.950%, 1/15/26	350,000	381,097
3.050%, 10/15/29	250,000	257,775
2.500%, 6/15/30	315,000	309,581
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	262,127
4.250%, 11/1/28	400,000	446,910
CMS Energy Corp.
3.000%, 5/15/26	210,000	223,244
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	606,192
Series B
3.125%, 11/15/27	300,000	322,008
Series D
4.000%, 12/1/28	500,000	559,442
Consumers Energy Co.
0.350%, 6/1/23	60,000	59,859
3.800%, 11/15/28	750,000	836,633
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	803,499
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	191,739
4.250%, 6/1/28	500,000	565,066
Series A
1.450%, 4/15/26	305,000	303,650
Series D
2.850%, 8/15/26	450,000	476,704
DTE Energy Co.
2.250%, 11/1/22	250,000	256,721
2.850%, 10/1/26	750,000	793,252
3.800%, 3/15/27	500,000	550,073
2.950%, 3/1/30	250,000	255,579
Series B
2.600%, 6/15/22	175,000	179,189
3.300%, 6/15/22	300,000	308,704
Series C
3.500%, 6/1/24	1,000,000	1,071,642
2.529%, 10/1/24(e)	375,000	393,810
3.400%, 6/15/29	175,000	186,165
Series D
3.700%, 8/1/23	500,000	532,963
Series F
1.050%, 6/1/25	525,000	518,707
Series H
0.550%, 11/1/22	430,000	429,869
NiSource, Inc.
0.950%, 8/15/25	580,000	567,373
3.490%, 5/15/27	1,250,000	1,358,003
2.950%, 9/1/29	350,000	358,442
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,033,650
2.875%, 6/15/24	700,000	741,452
0.800%, 8/15/25	500,000	486,766
1.600%, 8/15/30	500,000	460,368
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	522,032
Series NNN
3.600%, 9/1/23	1,650,000	1,757,766
Series VVV
1.700%, 10/1/30	235,000	220,338
Sempra Energy
2.875%, 10/1/22	563,000	578,757
2.900%, 2/1/23	165,000	171,529
3.550%, 6/15/24	250,000	269,003
3.750%, 11/15/25	300,000	328,754
3.250%, 6/15/27	500,000	535,291
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	676,110
3.250%, 6/15/26	530,000	572,350
WEC Energy Group, Inc.
0.550%, 9/15/23	500,000	498,672
0.800%, 3/15/24	250,000	249,913
3.550%, 6/15/25	210,000	227,667
1.375%, 10/15/27	500,000	482,098
1.800%, 10/15/30	500,000	463,178

		28,531,363

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	866,749
3.400%, 3/1/25	400,000	433,598
3.750%, 9/1/28	750,000	831,388
3.450%, 6/1/29	500,000	540,258
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	321,955

		2,993,948

Total Utilities		152,586,020

Total Corporate Bonds		2,654,112,039

Foreign Government Securities (2.4%)
Canada Government Bond
2.000%, 11/15/22	3,170,000	3,263,445
1.625%, 1/22/25(x)	2,000,000	2,071,880
Export Development Canada
2.000%, 5/17/22	500,000	510,144
1.750%, 7/18/22	750,000	764,918
2.500%, 1/24/23	2,000,000	2,080,832
1.375%, 2/24/23	1,250,000	1,276,071
2.750%, 3/15/23(x)	1,000,000	1,048,160
2.625%, 2/21/24	1,000,000	1,065,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Export-Import Bank of Korea
5.000%, 4/11/22	$500,000	$523,594
3.000%, 11/1/22	950,000	987,924
3.625%, 11/27/23(x)	1,000,000	1,082,522
4.000%, 1/14/24	500,000	547,500
0.375%, 2/9/24	335,000	333,580
2.375%, 6/25/24	350,000	370,249
2.875%, 1/21/25	1,500,000	1,593,750
1.875%, 2/12/25	200,000	205,290
3.250%, 11/10/25	1,000,000	1,090,000
0.625%, 2/9/26	355,000	344,619
2.625%, 5/26/26	2,000,000	2,133,125
2.375%, 4/21/27	1,500,000	1,581,094
1.375%, 2/9/31	750,000	700,256
FMS Wertmanagement AoeR
2.750%, 3/6/23	1,100,000	1,152,364
2.750%, 1/30/24	1,000,000	1,056,877
Hungary Government Bond
5.375%, 2/21/23	1,000,000	1,090,625
5.375%, 3/25/24	3,000,000	3,402,188
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,292,922
2.375%, 10/17/24	1,000,000	1,042,605
1.250%, 2/17/26	2,045,000	1,999,579
2.875%, 10/17/29	1,000,000	1,010,212
Japan Bank for International Cooperation
2.500%, 6/1/22	770,000	789,596
2.375%, 7/21/22	250,000	256,669
1.625%, 10/17/22	335,000	341,587
2.375%, 11/16/22	945,000	975,881
1.750%, 1/23/23	200,000	204,964
0.625%, 5/22/23	525,000	527,231
3.250%, 7/20/23	890,000	946,814
3.375%, 7/31/23(x)	2,000,000	2,134,693
0.375%, 9/15/23	690,000	688,164
3.375%, 10/31/23	1,500,000	1,609,982
2.500%, 5/23/24	780,000	825,589
1.750%, 10/17/24	440,000	455,709
2.125%, 2/10/25	1,500,000	1,574,608
0.625%, 7/15/25	1,130,000	1,114,308
2.750%, 1/21/26	1,000,000	1,074,029
2.375%, 4/20/26	2,000,000	2,111,659
1.875%, 7/21/26	1,500,000	1,544,735
2.250%, 11/4/26	1,000,000	1,049,580
2.875%, 6/1/27	3,000,000	3,246,161
2.750%, 11/16/27	475,000	509,580
3.250%, 7/20/28	1,500,000	1,657,929
3.500%, 10/31/28(x)	2,000,000	2,248,912
2.000%, 10/17/29	430,000	434,617
1.250%, 1/21/31	600,000	561,170
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	742,061
3.375%, 6/12/28	500,000	554,692
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	542,813
4.375%, 10/27/27	2,500,000	2,844,531
Province of Alberta
2.200%, 7/26/22	1,500,000	1,537,033
3.350%, 11/1/23	1,150,000	1,235,342
2.950%, 1/23/24	1,000,000	1,067,829
1.875%, 11/13/24	1,500,000	1,561,470
3.300%, 3/15/28	1,250,000	1,375,450
1.300%, 7/22/30	1,100,000	1,021,515
Province of British Columbia
2.000%, 10/23/22	1,300,000	1,335,834
1.750%, 9/27/24	300,000	311,755
2.250%, 6/2/26(x)	1,000,000	1,054,624
1.300%, 1/29/31	400,000	372,346
Province of Manitoba
2.125%, 5/4/22	2,000,000	2,039,412
2.100%, 9/6/22	1,468,000	1,504,678
2.600%, 4/16/24(x)	500,000	530,087
3.050%, 5/14/24	1,000,000	1,074,902
2.125%, 6/22/26	1,000,000	1,044,507
Province of New Brunswick
2.500%, 12/12/22	250,000	258,771
3.625%, 2/24/28	600,000	657,546
Province of Ontario
2.550%, 4/25/22	645,000	660,697
2.450%, 6/29/22	1,700,000	1,746,002
1.750%, 1/24/23	730,000	749,216
3.050%, 1/29/24	1,350,000	1,446,339
3.200%, 5/16/24	2,500,000	2,702,158
0.625%, 1/21/26	3,770,000	3,689,817
2.500%, 4/27/26	2,000,000	2,130,948
2.300%, 6/15/26(x)	1,750,000	1,846,141
2.000%, 10/2/29	1,250,000	1,259,859
1.125%, 10/7/30	1,000,000	923,036
1.600%, 2/25/31	1,000,000	958,103
Province of Quebec
2.625%, 2/13/23	2,531,000	2,640,894
2.500%, 4/9/24(x)	500,000	529,730
2.875%, 10/16/24	1,000,000	1,077,093
1.500%, 2/11/25	2,000,000	2,056,016
0.600%, 7/23/25(x)	1,400,000	1,381,565
2.500%, 4/20/26	1,000,000	1,065,981
2.750%, 4/12/27	1,750,000	1,888,878
1.350%, 5/28/30	1,000,000	949,907
Republic of Chile
2.250%, 10/30/22	245,000	251,202
3.125%, 1/21/26	3,512,000	3,781,985
3.240%, 2/6/28	1,500,000	1,618,125
Republic of Colombia
2.625%, 3/15/23	1,200,000	1,229,250
4.000%, 2/26/24	2,000,000	2,128,750
4.500%, 1/28/26	1,000,000	1,096,875
3.875%, 4/25/27	2,250,000	2,405,391
4.500%, 3/15/29	1,500,000	1,635,000
3.000%, 1/30/30	300,000	294,000
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,293,634
4.450%, 2/11/24	340,000	371,092
3.500%, 1/11/28	1,000,000	1,070,000
4.100%, 4/24/28	800,000	885,000
4.750%, 2/11/29	2,500,000	2,869,025
Republic of Korea
3.875%, 9/11/23	250,000	270,313
2.000%, 6/19/24	350,000	366,666
2.750%, 1/19/27	1,750,000	1,884,531
3.500%, 9/20/28	1,000,000	1,106,250
2.500%, 6/19/29	505,000	525,200
Republic of Panama
4.000%, 9/22/24	890,000	970,378
3.750%, 3/16/25	3,000,000	3,260,625
3.160%, 1/23/30	1,500,000	1,560,469
Republic of Peru
4.125%, 8/25/27	1,000,000	1,116,250
2.844%, 6/20/30	1,000,000	1,014,062
2.783%, 1/23/31	2,240,000	2,238,600
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,621,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 2/1/28	$1,150,000	$1,217,194
3.750%, 1/14/29	975,000	1,080,727
2.457%, 5/5/30	3,360,000	3,393,970
Republic of Poland
3.000%, 3/17/23	1,750,000	1,838,594
4.000%, 1/22/24	2,250,000	2,460,186
3.250%, 4/6/26	1,500,000	1,661,719
State of Israel Government Bond
4.000%, 6/30/22	1,000,000	1,045,937
3.150%, 6/30/23	500,000	528,281
2.875%, 3/16/26	1,500,000	1,616,719
3.250%, 1/17/28	750,000	827,813
2.500%, 1/15/30	515,000	527,875
Svensk Exportkredit AB
2.000%, 8/30/22	250,000	256,075
1.625%, 11/14/22	1,070,000	1,092,971
2.875%, 3/14/23	1,500,000	1,574,836
0.250%, 9/29/23	255,000	254,242
1.750%, 12/12/23	600,000	620,888
0.375%, 7/30/24	1,500,000	1,488,315
0.500%, 8/26/25	1,000,000	980,993
Series USMT
0.375%, 3/11/24	595,000	592,921
United Mexican States
3.600%, 1/30/25	2,000,000	2,175,000
4.125%, 1/21/26(x)	1,865,000	2,069,684
4.150%, 3/28/27(x)	2,745,000	3,044,205
3.750%, 1/11/28	855,000	913,514
4.500%, 4/22/29	455,000	503,059
3.250%, 4/16/30(x)	5,000,000	5,042,188

Total Foreign Government Securities		190,547,301

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,549
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,343
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	5,752
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	5,803
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	4,817
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,820
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	10,451
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	6,560
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	290,600
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	5,795
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	504,638
1.705%, 7/1/27	500,000	501,837
2.154%, 7/1/30	500,000	499,592
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	4,173
Los Angeles Community College District, 2020 General Obligation Refunding Bonds
1.606%, 8/1/28	200,000	198,509
1.806%, 8/1/30	200,000	195,241
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,107,060
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,279,162
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/23	1,000,000	985,932
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	5,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	$1,000	$1,345
5.561%, 12/1/49	3,000	4,141
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	665,000	674,904
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,760
7.043%, 4/1/50	4,000	6,582
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	356,853
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	209,182
3.500%, 4/1/28	250,000	278,911
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	1,021,327
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,439
State of Wisconsin, Revenue Bonds 3.154%, 5/1/27	1,300,000	1,427,188
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	165,000	165,049
1.316%, 5/15/27	250,000	247,704
1.614%, 5/15/30	125,000	119,255
University of California
3.063%, 7/1/25	500,000	543,847

Total Municipal Bonds		10,685,298

Supranational (2.8%)
African Development Bank
1.625%, 9/16/22	1,040,000	1,058,682
2.125%, 11/16/22	250,000	257,119
0.750%, 4/3/23	5,000,000	5,043,774
3.000%, 9/20/23	3,000,000	3,196,005
0.875%, 3/23/26	1,300,000	1,285,192
Asian Development Bank
1.875%, 7/19/22	2,250,000	2,298,489
1.625%, 1/24/23	1,000,000	1,025,168
2.750%, 3/17/23	2,125,000	2,228,915
0.250%, 7/14/23	2,365,000	2,362,156
0.250%, 10/6/23	1,000,000	997,618
1.500%, 10/18/24	2,000,000	2,062,529
2.000%, 1/22/25	3,000,000	3,147,684
0.625%, 4/29/25	5,000,000	4,974,128
0.375%, 9/3/25	2,250,000	2,202,975
0.500%, 2/4/26	4,000,000	3,909,022
2.000%, 4/24/26	1,000,000	1,047,023
1.750%, 8/14/26	1,000,000	1,032,356
2.625%, 1/12/27	2,500,000	2,699,800
2.500%, 11/2/27	2,500,000	2,661,356
2.750%, 1/19/28	1,000,000	1,084,020
3.125%, 9/26/28	400,000	443,748
1.750%, 9/19/29	500,000	501,382
1.875%, 1/24/30	1,000,000	1,009,946
0.750%, 10/8/30	1,000,000	905,392
1.500%, 3/4/31	600,000	578,787
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	1,335,000	1,331,384
2.250%, 5/16/24	1,350,000	1,422,492
0.500%, 5/28/25	2,000,000	1,976,534
0.500%, 1/27/26	2,500,000	2,435,901
Corp. Andina de Fomento
4.375%, 6/15/22	1,500,000	1,563,465
2.375%, 5/12/23	750,000	775,208
3.750%, 11/23/23	1,310,000	1,402,109
1.625%, 9/23/25	750,000	748,125
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,379,981
2.625%, 2/13/23	450,000	469,539
0.250%, 10/20/23	525,000	522,968
2.500%, 2/27/24	825,000	873,290
1.375%, 2/27/25	750,000	767,506
European Bank for Reconstruction & Development
2.750%, 3/7/23	750,000	785,739
0.250%, 7/10/23	1,000,000	998,168
1.625%, 9/27/24	350,000	362,568
1.500%, 2/13/25	290,000	298,638
0.500%, 11/25/25	600,000	587,589
0.500%, 1/28/26	750,000	732,162
European Investment Bank
2.250%, 8/15/22	3,000,000	3,083,714
1.375%, 9/6/22(x)	1,365,000	1,387,772
2.500%, 3/15/23(x)	6,355,000	6,636,497
2.875%, 8/15/23	2,000,000	2,119,835
0.250%, 9/15/23	6,840,000	6,827,598
3.125%, 12/14/23(x)	2,250,000	2,415,715
3.250%, 1/29/24(x)	3,100,000	3,346,777
2.625%, 3/15/24	1,665,000	1,771,274
2.250%, 6/24/24	2,000,000	2,108,940
2.500%, 10/15/24(x)	1,000,000	1,067,322
1.875%, 2/10/25	3,000,000	3,139,080
1.625%, 3/14/25	1,300,000	1,340,663
0.375%, 12/15/25	2,000,000	1,933,635
0.375%, 3/26/26(x)	3,375,000	3,241,669
2.125%, 4/13/26	2,000,000	2,107,405
2.375%, 5/24/27	1,000,000	1,060,425
0.625%, 10/21/27	980,000	933,164
1.625%, 10/9/29	410,000	407,570
0.750%, 9/23/30(x)	750,000	681,681
1.250%, 2/14/31	3,475,000	3,285,601
Inter-American Development Bank
1.750%, 9/14/22	2,500,000	2,555,367
3.000%, 9/26/22	350,000	364,406
2.500%, 1/18/23	3,500,000	3,641,568
0.250%, 11/15/23	2,000,000	1,992,935
2.625%, 1/16/24	2,150,000	2,281,480
3.000%, 2/21/24	2,000,000	2,146,937
2.125%, 1/15/25	2,000,000	2,108,920
1.750%, 3/14/25	10,000,000	10,393,010
0.625%, 7/15/25	5,000,000	4,955,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/2/26	$1,050,000	$1,097,998
2.000%, 7/23/26	1,000,000	1,045,162
0.625%, 9/16/27	1,000,000	951,326
3.125%, 9/18/28(x)	750,000	830,315
2.250%, 6/18/29	1,000,000	1,044,180
1.125%, 1/13/31	3,800,000	3,497,156
International Bank for Reconstruction & Development
2.125%, 7/1/22	2,000,000	2,047,793
1.875%, 10/7/22	1,000,000	1,024,967
7.625%, 1/19/23	1,000,000	1,132,342
2.125%, 2/13/23(x)	1,319,000	1,365,022
1.750%, 4/19/23	1,000,000	1,030,225
1.875%, 6/19/23	750,000	776,045
3.000%, 9/27/23	2,250,000	2,396,894
0.250%, 11/24/23	1,000,000	996,337
1.500%, 8/28/24	2,000,000	2,060,891
2.500%, 11/25/24	3,500,000	3,740,323
1.625%, 1/15/25	2,500,000	2,584,236
2.125%, 3/3/25	450,000	474,624
0.750%, 3/11/25	2,000,000	1,998,787
0.625%, 4/22/25	10,000,000	9,930,992
0.375%, 7/28/25(x)	3,000,000	2,936,098
2.500%, 7/29/25	3,000,000	3,206,010
0.500%, 10/28/25	1,600,000	1,567,690
3.125%, 11/20/25	350,000	384,476
1.875%, 10/27/26	2,000,000	2,076,144
0.750%, 11/24/27	1,855,000	1,770,496
1.750%, 10/23/29	1,350,000	1,353,205
0.750%, 8/26/30	1,685,000	1,530,381
1.250%, 2/10/31	8,500,000	8,030,608
International Finance Corp.
2.000%, 10/24/22	750,000	770,921
0.500%, 3/20/23	250,000	251,047
2.875%, 7/31/23	805,000	851,258
1.375%, 10/16/24	1,125,000	1,152,410
0.375%, 7/16/25	735,000	720,039
2.125%, 4/7/26	2,000,000	2,104,050
0.750%, 8/27/30	750,000	679,708
Nordic Investment Bank
1.375%, 10/17/22	750,000	762,916
0.375%, 5/19/23	600,000	600,507
2.875%, 7/19/23	750,000	793,028
2.250%, 5/21/24	585,000	615,961
0.375%, 9/11/25	1,100,000	1,074,729
0.500%, 1/21/26	1,000,000	977,045

Total Supranational		221,017,510

U.S. Government Agency Securities (4.5%)
FFCB
0.390%, 6/17/24	10,000,000	9,965,933
1.040%, 1/25/29	10,000,000	9,556,883
1.380%, 1/14/31	15,000,000	14,261,345
FHLB
0.125%, 10/21/22	3,335,000	3,333,009
1.500%, 8/15/24(x)	3,785,000	3,919,706
2.875%, 9/13/24	2,000,000	2,162,635
0.375%, 9/4/25	6,000,000	5,888,752
3.250%, 11/16/28	5,000,000	5,617,942
5.500%, 7/15/36	3,000	4,310
FHLMC
2.375%, 1/13/22	7,947,000	8,090,596
0.125%, 7/25/22	6,060,000	6,058,526
0.250%, 6/26/23	8,960,000	8,963,443
0.250%, 8/24/23	8,570,000	8,567,250
0.250%, 9/8/23	10,950,000	10,951,679
0.125%, 10/16/23	7,575,000	7,543,761
0.250%, 12/4/23	21,030,000	20,992,135
0.375%, 9/23/25	9,245,000	9,065,053
0.600%, 10/20/25	10,000,000	9,843,797
FNMA
1.875%, 4/5/22	1,000,000	1,017,701
0.250%, 5/22/23	10,000,000	10,012,652
0.250%, 11/27/23	8,475,000	8,464,584
1.750%, 7/2/24	10,000,000	10,428,126
2.625%, 9/6/24(x)	2,500,000	2,686,238
0.625%, 4/22/25	17,105,000	17,049,094
0.500%, 6/17/25	10,000,000	9,902,206
0.375%, 8/25/25	9,500,000	9,318,778
0.560%, 10/22/25	10,000,000	9,857,317
0.560%, 11/17/25	10,000,000	9,858,416
0.650%, 12/10/25	10,000,000	9,847,128
0.650%, 12/17/25	10,000,000	9,872,492
2.125%, 4/24/26	8,165,000	8,631,561
1.875%, 9/24/26(x)	7,000,000	7,302,312
0.875%, 12/18/26	10,000,000	9,829,145
0.750%, 10/8/27	40,000,000	38,471,428
0.875%, 8/5/30	20,000,000	18,483,978
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,378,771
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	675,180
Tennessee Valley Authority
1.875%, 8/15/22	1,000,000	1,023,749
2.875%, 9/15/24	2,400,000	2,594,242
0.750%, 5/15/25	5,000,000	4,994,419
2.875%, 2/1/27	1,000,000	1,093,155
Ukraine Government AID Bonds
1.471%, 9/29/21	1,000,000	1,006,109

Total U.S. Government Agency Securities		352,585,536

U.S. Treasury Obligations (49.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	4,874,448
U.S. Treasury Notes
1.750%, 5/15/22	52,936,000	53,910,557
1.750%, 5/31/22	39,000,000	39,744,923
1.875%, 5/31/22	15,000,000	15,309,521
1.750%, 6/15/22	10,000,000	10,197,838
0.125%, 6/30/22	40,000,000	40,008,632
1.750%, 6/30/22	17,500,000	17,857,084
1.875%, 7/31/22	20,000,000	20,468,106
2.000%, 7/31/22	22,000,000	22,551,938
1.500%, 8/15/22	55,000,000	56,042,547
1.625%, 8/15/22	6,428,800	6,561,137
0.125%, 8/31/22	45,000,000	44,999,608
1.625%, 8/31/22	22,000,000	22,465,124
1.875%, 8/31/22	35,000,000	35,862,841
0.125%, 10/31/22	35,000,000	34,994,890
1.625%, 11/15/22	90,304,700	92,471,480
0.125%, 11/30/22	10,000,000	9,997,390
2.000%, 11/30/22	15,000,000	15,461,876
2.125%, 12/31/22	2,000,000	2,068,680
1.750%, 1/31/23	31,000,000	31,900,717
2.375%, 1/31/23	7,000,000	7,283,903
2.000%, 2/15/23	125,530,900	129,833,572
1.500%, 2/28/23	35,000,000	35,888,709
2.625%, 2/28/23	24,000,000	25,124,986
1.500%, 3/31/23	27,500,000	28,227,622
2.500%, 3/31/23	15,000,000	15,699,161
1.625%, 4/30/23	27,500,000	28,319,137
1.750%, 5/15/23	64,514,600	66,637,717
1.625%, 5/31/23	37,000,000	38,136,736
2.750%, 5/31/23	35,000,000	36,927,730
1.375%, 6/30/23	30,000,000	30,786,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 6/30/23	$9,500,000	$10,016,564
1.250%, 7/31/23	10,500,000	10,752,275
2.500%, 8/15/23	24,250,000	25,562,029
1.375%, 8/31/23	22,000,000	22,610,551
1.375%, 9/30/23	40,000,000	41,134,536
1.625%, 10/31/23	38,000,000	39,335,160
0.250%, 11/15/23	10,000,000	9,994,138
2.750%, 11/15/23	37,000,000	39,401,393
2.125%, 11/30/23	29,000,000	30,425,573
2.250%, 12/31/23	15,000,000	15,798,344
2.250%, 1/31/24	30,000,000	31,629,921
2.500%, 1/31/24	17,500,000	18,573,159
2.750%, 2/15/24	39,500,000	42,236,777
2.125%, 2/29/24	42,000,000	44,171,534
2.375%, 2/29/24	6,500,000	6,882,888
2.125%, 3/31/24	21,000,000	22,102,057
2.000%, 4/30/24	30,000,000	31,480,026
2.500%, 5/15/24	30,000,000	31,968,111
2.000%, 5/31/24	23,000,000	24,147,854
1.750%, 6/30/24	14,000,000	14,593,625
2.000%, 6/30/24	27,500,000	28,885,874
1.750%, 7/31/24	40,000,000	41,713,736
2.125%, 7/31/24	35,000,000	36,935,742
2.375%, 8/15/24	100,000,000	106,393,670
1.250%, 8/31/24	17,000,000	17,437,580
1.875%, 8/31/24	30,000,000	31,413,528
1.500%, 9/30/24	10,000,000	10,342,630
2.125%, 9/30/24	35,000,000	36,964,896
1.500%, 10/31/24	31,000,000	32,050,333
2.250%, 10/31/24	25,000,000	26,515,712
2.250%, 11/15/24	66,000,000	70,024,007
1.500%, 11/30/24	16,000,000	16,538,776
2.250%, 12/31/24	20,000,000	21,241,118
1.375%, 1/31/25	13,000,000	13,371,254
2.000%, 2/15/25	35,000,000	36,849,708
1.125%, 2/28/25	16,000,000	16,293,131
2.625%, 3/31/25	23,000,000	24,787,176
2.125%, 5/15/25	12,000,000	12,698,027
2.000%, 8/15/25	25,000,000	26,332,645
0.250%, 10/31/25	30,000,000	29,199,633
2.250%, 11/15/25	117,000,000	124,545,658
0.375%, 12/31/25	35,000,000	34,168,271
1.625%, 2/15/26	150,000,000	155,059,050
2.375%, 4/30/26	20,000,000	21,406,552
1.625%, 5/15/26	124,000,000	128,017,736
1.875%, 6/30/26	5,000,000	5,222,913
1.875%, 7/31/26	5,000,000	5,219,907
1.500%, 8/15/26	148,000,000	151,510,767
1.625%, 10/31/26	21,000,000	21,595,913
2.000%, 11/15/26	128,000,000	134,242,035
2.250%, 2/15/27	39,000,000	41,401,347
0.625%, 3/31/27	35,000,000	33,819,236
2.375%, 5/15/27	32,000,000	34,179,926
2.250%, 8/15/27	35,000,000	37,072,315
2.250%, 11/15/27	65,000,000	68,768,557
0.625%, 11/30/27	25,000,000	23,826,605
2.750%, 2/15/28	39,500,000	43,055,928
2.875%, 5/15/28	37,000,000	40,646,517
2.875%, 8/15/28	49,000,000	53,860,364
3.125%, 11/15/28	77,500,000	86,605,111
2.625%, 2/15/29	74,000,000	79,996,731
2.375%, 5/15/29	64,000,000	67,969,901
1.625%, 8/15/29	24,000,000	24,070,296
1.750%, 11/15/29	6,500,000	6,572,957
1.500%, 2/15/30	82,500,000	81,435,948
0.625%, 5/15/30	10,000,000	9,094,107
0.625%, 8/15/30	105,000,000	95,084,020
0.875%, 11/15/30	75,000,000	69,303,953
1.125%, 2/15/31(x)	35,000,000	33,036,381

Total U.S. Treasury Obligations		3,880,209,708

Total Long-Term Debt Securities (92.4%) (Cost $7,092,635,787)		7,315,390,029

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)(x)*	17,000	85,680
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)*	22,000	122,100

Total Preferred Stocks (0.0%) (Cost $18,166)		207,780

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.0%)
iShares 1-3 Year Treasury Bond ETF	580,000	50,025,000
iShares 3-7 Year Treasury Bond ETF(x)	203,449	26,425,991
iShares 7-10 Year Treasury Bond ETF(x)	25,971	2,932,905
Schwab Intermediate-Term U.S. Treasury ETF	500,000	28,205,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	30,786,000
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	194,967,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	221,472,000

Total Exchange Traded Funds (7.0%) (Cost $529,035,191)		554,813,896

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21,due 4/1/21, repurchase price $4,045,650, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $4,126,563.(xx)	$4,045,650	4,045,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $9,000,473, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $9,987,329.(xx)	$9,000,000	$9,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $9,000,048, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $9,954,364.(xx)	9,000,000	9,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $19,591,668, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $21,669,057.(xx)	19,591,559	19,591,559
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,100,027, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $5,660,576.(xx)	5,100,000	5,100,000

Total Repurchase Agreements		46,737,209

Total Short-Term Investments (0.6%) (Cost $46,737,209)		46,737,209

Total Investments in Securities (100.0%) (Cost $7,668,426,353)		7,917,148,914
Other Assets Less Liabilities (0.0%)		(437,175)

Net Assets (100%)		$7,916,711,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $47,477,816 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $509,165 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $47,008,696. This was collateralized by $2,234,796 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 4/15/21 - 2/15/51 and by cash of $46,737,209 which was subsequently invested in joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,232,637	$—	$6,232,637
Corporate Bonds
Communication Services	—	162,924,033	—	162,924,033
Consumer Discretionary	—	119,294,836	—	119,294,836
Consumer Staples	—	165,017,448	—	165,017,448
Energy	—	192,252,691	—	192,252,691
Financials	—	1,039,196,982	—	1,039,196,982
Health Care	—	248,978,403	—	248,978,403
Industrials	—	163,503,246	—	163,503,246
Information Technology	—	243,612,825	—	243,612,825
Materials	—	57,639,066	—	57,639,066
Real Estate	—	109,106,489	—	109,106,489
Utilities	—	152,586,020	—	152,586,020
Exchange Traded Funds	554,813,896	—	—	554,813,896
Foreign Government Securities	—	190,547,301	—	190,547,301
Municipal Bonds	—	10,685,298	—	10,685,298
Preferred Stocks
Financials	207,780	—	—	207,780
Short-Term Investments
Repurchase Agreements	—	46,737,209	—	46,737,209
Supranational	—	221,017,510	—	221,017,510
U.S. Government Agency Securities	—	352,585,536	—	352,585,536
U.S. Treasury Obligations	—	3,880,209,708	—	3,880,209,708

Total Assets	$555,021,676	$7,362,127,238	$—	$7,917,148,914

Total Liabilities	$—	$—	$—	$—

Total	$555,021,676	$7,362,127,238	$—	$7,917,148,914

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,129,116
Aggregate gross unrealized depreciation	(46,839,602)

Net unrealized appreciation	$248,289,514

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,668,859,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Brazil (2.3%)
Ambev SA	162,300	$441,746
Banco Bradesco SA (ADR)*	112,995	531,076
Itau Unibanco Holding SA (ADR)	68,056	337,558
Petroleo Brasileiro SA (ADR)	56,820	481,834

		1,792,214

Chile (1.0%)
Aguas Andinas SA, Class A	1,058,482	327,476
Sociedad Quimica y Minera de Chile SA (ADR)	8,075	428,540

		756,016

China (7.4%)
Baidu, Inc. (ADR)*	3,478	756,639
BYD Co. Ltd., Class H	16,000	339,383
China BlueChemical Ltd., Class H(x)	1,402,000	339,044
China Petroleum & Chemical Corp., Class H	424,400	226,009
Industrial & Commercial Bank of China Ltd., Class H	383,000	274,905
Jiangxi Copper Co. Ltd., Class H	278,000	531,390
Poly Property Services Co. Ltd.(m)(x)	46,000	319,523
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	133,000	567,133
Shenzhou International Group Holdings Ltd.	32,500	673,486
Sinopharm Group Co. Ltd., Class H	109,600	265,326
TravelSky Technology Ltd., Class H	296,000	692,206
Weibo Corp. (ADR)*	9,011	454,695
Weichai Power Co. Ltd., Class H	109,000	269,202

		5,708,941

Colombia (1.4%)
Bancolombia SA (ADR)	17,484	559,313
Ecopetrol SA	844,386	545,599

		1,104,912

Czech Republic (0.9%)
Komercni banka A/S*	21,929	676,896

India (1.8%)
HDFC Bank Ltd. (ADR)*	9,679	751,962
ICICI Bank Ltd. (ADR)*	38,944	624,272

		1,376,234

Indonesia (1.4%)
Bank Rakyat Indonesia Persero Tbk PT*	2,257,400	683,825
Indofood Sukses Makmur Tbk. PT	911,200	414,039

		1,097,864

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O*	80,200	452,215

Singapore (0.7%)
BOC Aviation Ltd.(m)(x)	54,000	523,045

South Africa (2.5%)
FirstRand Ltd.(x)	161,870	566,106
Naspers Ltd., Class N	3,467	829,569
Ninety One Ltd.	152,948	497,392

		1,893,067

South Korea (2.7%)
CJ Corp.	2,787	231,480
Cosmax, Inc.*	4,756	512,686
Samsung Electronics Co. Ltd.	18,483	1,329,372

		2,073,538

Taiwan (6.1%)
ASE Technology Holding Co. Ltd.	223,512	842,096
Feng TAY Enterprise Co. Ltd.	57,000	389,549
Hon Hai Precision Industry Co. Ltd.	141,800	616,241
Micro-Star International Co. Ltd.	139,000	847,650
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	1,501,805
Uni-President Enterprises Corp.	200,750	513,607

		4,710,948

Thailand (1.7%)
Kasikornbank PCL	72,300	337,786
PTT Exploration & Production PCL	184,800	674,150
PTT Global Chemical PCL	156,300	313,850

		1,325,786

Total Common Stocks (30.5%) (Cost $18,412,959)		23,491,676

EXCHANGE TRADED FUNDS (ETF):
Equity (47.5%)
iShares Core MSCI Emerging Markets ETF	378,931	24,387,999
Vanguard FTSE Emerging Markets ETF(x)	234,326	12,196,668

Total Exchange Traded Funds (47.5%) (Cost $28,057,282)		36,584,667

	Number of Rights	Value (Note 1)
RIGHTS:
Chile (0.0%)
Sociedad Quimica y Minera de Chile SA, expiring 4/19/21* (Cost $—)	1,481	4,591

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (18.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	14,091,403	14,098,449

Total Investment Companies		14,198,449

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.4%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $1,082,997, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $1,104,657.(xx)	$1,082,997	1,082,997

Total Short-Term Investments (19.8%) (Cost $15,281,011)		15,281,446

Total Investments in Securities (97.8%) (Cost $61,751,252)		75,362,380
Other Assets Less Liabilities (2.2%)		1,674,633

Net Assets (100%)		$77,037,013

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $842,568 or 1.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,380,978. This was collateralized by $273,331 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $1,182,997 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Exchange-Traded Funds	$36,584,667	47.5%
Investment Company	14,198,449	18.4
Financials	6,293,306	8.2
Information Technology	5,829,370	7.6
Consumer Discretionary	2,231,987	2.9
Energy	1,927,592	2.5
Consumer Staples	1,882,078	2.4
Materials	1,617,415	2.1
Communication Services	1,211,334	1.6
Repurchase Agreements	1,082,997	1.4
Industrials	1,023,727	1.3
Health Care	832,459	1.1
Utilities	327,476	0.4
Real Estate	319,523	0.4
Cash and Other	1,674,633	2.2

		100.0%

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	248	6/2021	USD	16,399,000	(130,718)

					(130,718)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	444,582	USD	29,885	Brown Brothers Harriman & Co.	4/6/2021	235

Net unrealized appreciation						235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,792,214	$—	$—	$1,792,214
Chile	756,016	—	—	756,016
China	1,211,334	4,497,607	—	5,708,941
Colombia	1,104,912	—	—	1,104,912
Czech Republic	—	676,896	—	676,896
India	1,376,234	—	—	1,376,234
Indonesia	—	1,097,864	—	1,097,864
Mexico	452,215	—	—	452,215
Singapore	—	523,045	—	523,045
South Africa	—	1,893,067	—	1,893,067
South Korea	—	2,073,538	—	2,073,538
Taiwan	—	4,710,948	—	4,710,948
Thailand	—	1,325,786	—	1,325,786
Exchange Traded Funds	36,584,667	—	—	36,584,667
Forward Currency Contracts	—	235	—	235
Rights
Chile	4,591	—	—	4,591
Short-Term Investments
Investment Companies	14,198,449	—	—	14,198,449
Repurchase Agreement	—	1,082,997	—	1,082,997

Total Assets	$57,480,632	$17,881,983	$—	$75,362,615

Liabilities:
Futures	$(130,718)	$—	$—	$(130,718)

Total Liabilities	$(130,718)	$—	$—	$(130,718)

Total	$57,349,914	$17,881,983	$—	$75,231,897

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,242,539
Aggregate gross unrealized depreciation	(1,499,290)

Net unrealized appreciation	$12,743,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,488,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	1,603,504	$48,538,066
Lumen Technologies, Inc.	221,933	2,962,806
Verizon Communications, Inc.	930,336	54,099,038

		105,599,910

Entertainment (2.1%)
Activision Blizzard, Inc.	174,168	16,197,624
Electronic Arts, Inc.	64,580	8,742,195
Live Nation Entertainment, Inc.*	32,210	2,726,577
Netflix, Inc.*	99,620	51,967,769
Take-Two Interactive Software, Inc.*	25,844	4,566,635
Walt Disney Co. (The)*	408,112	75,304,826

		159,505,626

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A*	67,699	139,630,541
Alphabet, Inc., Class C*	64,893	134,239,607
Facebook, Inc., Class A*	540,852	159,297,139
Twitter, Inc.*	179,374	11,413,568

		444,580,855

Media (1.3%)
Charter Communications, Inc., Class A*	31,801	19,621,853
Comcast Corp., Class A	1,027,754	55,611,769
Discovery, Inc., Class A(x)*	36,466	1,584,813
Discovery, Inc., Class C*	65,097	2,401,428
DISH Network Corp., Class A*	55,610	2,013,082
Fox Corp., Class A	75,078	2,711,067
Fox Corp., Class B	34,481	1,204,421
Interpublic Group of Cos., Inc. (The)	87,826	2,564,519
News Corp., Class A	87,850	2,234,026
News Corp., Class B	27,311	640,716
Omnicom Group, Inc.	48,250	3,577,737
ViacomCBS, Inc.	127,585	5,754,083

		99,919,514

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	131,327	16,453,960

Total Communication Services		826,059,865

Consumer Discretionary (12.3%)
Auto Components (0.1%)
Aptiv plc*	60,636	8,361,705
BorgWarner, Inc.	53,670	2,488,141

		10,849,846

Automobiles (1.9%)
Ford Motor Co.*	878,598	10,762,826
General Motors Co.*	285,094	16,381,501
Tesla, Inc.*	172,700	115,351,511

		142,495,838

Distributors (0.1%)
Genuine Parts Co.	32,410	3,746,272
LKQ Corp.*	62,737	2,655,657
Pool Corp.	9,089	3,137,886

		9,539,815

Hotels, Restaurants & Leisure (1.8%)
Caesars Entertainment, Inc.*	46,743	4,087,675
Carnival Corp.*	179,300	4,758,622
Chipotle Mexican Grill, Inc.*	6,401	9,094,669
Darden Restaurants, Inc.	29,250	4,153,500
Domino’s Pizza, Inc.(x)	8,758	3,221,105
Hilton Worldwide Holdings, Inc.*	62,415	7,547,222
Las Vegas Sands Corp.*	73,812	4,484,817
Marriott International, Inc., Class A*	59,717	8,844,685
McDonald’s Corp.	167,650	37,577,071
MGM Resorts International	92,326	3,507,465
Norwegian Cruise Line Holdings Ltd.*	81,631	2,252,199
Penn National Gaming, Inc.*	33,392	3,500,817
Royal Caribbean Cruises Ltd.*	49,173	4,209,701
Starbucks Corp.	264,608	28,913,716
Wynn Resorts Ltd.*	23,629	2,962,368
Yum! Brands, Inc.	67,430	7,294,577

		136,410,209

Household Durables (0.4%)
DR Horton, Inc.	74,400	6,630,528
Garmin Ltd.	33,560	4,424,886
Leggett & Platt, Inc.	29,900	1,364,935
Lennar Corp., Class A	61,650	6,240,829
Mohawk Industries, Inc.*	13,200	2,538,492
Newell Brands, Inc.	84,880	2,273,086
NVR, Inc.*	830	3,910,072
PulteGroup, Inc.	59,707	3,131,035
Whirlpool Corp.	14,116	3,110,461

		33,624,324

Internet & Direct Marketing Retail (4.5%)
Amazon.com, Inc.*	96,331	298,055,820
Booking Holdings, Inc.*	9,256	21,564,999
eBay, Inc.	145,250	8,895,110
Etsy, Inc.*	28,308	5,708,874
Expedia Group, Inc.*	31,039	5,342,433

		339,567,236

Leisure Products (0.0%)
Hasbro, Inc.	28,708	2,759,413

Multiline Retail (0.5%)
Dollar General Corp.	55,050	11,154,231
Dollar Tree, Inc.*	52,795	6,042,916
Target Corp.	112,570	22,296,740

		39,493,887

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	14,737	2,704,092
AutoZone, Inc.*	5,030	7,063,629
Best Buy Co., Inc.	51,775	5,944,288
CarMax, Inc.*	36,506	4,842,886
Gap, Inc. (The)*	46,155	1,374,496
Home Depot, Inc. (The)	242,118	73,906,520
L Brands, Inc.*	52,517	3,248,702
Lowe’s Cos., Inc.	164,380	31,261,788
O’Reilly Automotive, Inc.*	15,784	8,006,434
Ross Stores, Inc.	80,040	9,597,596
TJX Cos., Inc. (The)	269,900	17,853,885
Tractor Supply Co.	26,115	4,624,444
Ulta Beauty, Inc.*	12,641	3,908,218

		174,336,978

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	78,403	1,542,187
NIKE, Inc., Class B	285,800	37,979,962
PVH Corp.*	15,956	1,686,549
Ralph Lauren Corp.*	10,800	1,330,128
Tapestry, Inc.*	62,400	2,571,504
Under Armour, Inc., Class A*	42,316	937,723
Under Armour, Inc., Class C*	43,727	807,200
VF Corp.	72,150	5,766,228

		52,621,481

Total Consumer Discretionary		941,699,027

Consumer Staples (6.1%)
Beverages (1.5%)
Brown-Forman Corp., Class B	41,012	2,828,598
Coca-Cola Co. (The)	872,016	45,963,963
Constellation Brands, Inc., Class A	38,250	8,721,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Molson Coors Beverage Co., Class B*	42,250	$2,161,088
Monster Beverage Corp.*	83,070	7,566,846
PepsiCo, Inc.	310,103	43,864,069

		111,105,564

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	99,550	35,089,384
Kroger Co. (The)	171,100	6,157,889
Sysco Corp.	114,700	9,031,478
Walgreens Boots Alliance, Inc.	161,150	8,847,135
Walmart, Inc.	311,618	42,327,073

		101,452,959

Food Products (1.0%)
Archer-Daniels-Midland Co.	125,466	7,151,562
Campbell Soup Co.	45,600	2,292,312
Conagra Brands, Inc.	109,850	4,130,360
General Mills, Inc.	137,400	8,425,368
Hershey Co. (The)	32,900	5,203,464
Hormel Foods Corp.	63,116	3,015,683
JM Smucker Co. (The)	24,547	3,105,932
Kellogg Co.	57,200	3,620,760
Kraft Heinz Co. (The)	145,727	5,829,080
Lamb Weston Holdings, Inc.	32,809	2,542,041
McCormick & Co., Inc. (Non-Voting)	55,900	4,984,044
Mondelez International, Inc., Class A	317,431	18,579,236
Tyson Foods, Inc., Class A	66,250	4,922,375

		73,802,217

Household Products (1.4%)
Church & Dwight Co., Inc.	55,098	4,812,810
Clorox Co. (The)	28,250	5,448,860
Colgate-Palmolive Co.	190,750	15,036,823
Kimberly-Clark Corp.	75,994	10,566,966
Procter & Gamble Co. (The)	553,591	74,972,829

		110,838,288

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,650	15,022,402

Tobacco (0.7%)
Altria Group, Inc.	417,900	21,379,764
Philip Morris International, Inc.	350,150	31,072,311

		52,452,075

Total Consumer Staples		464,673,505

Energy (2.8%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	163,857	3,540,950
Halliburton Co.	199,750	4,286,635
NOV, Inc.*	87,197	1,196,343
Schlumberger NV	314,334	8,546,741

		17,570,669

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.*	84,880	1,519,352
Cabot Oil & Gas Corp.	89,736	1,685,242
Chevron Corp.	433,071	45,381,510
ConocoPhillips	305,929	16,205,059
Devon Energy Corp.	133,100	2,908,235
Diamondback Energy, Inc.	40,602	2,983,841
EOG Resources, Inc.	131,200	9,515,936
Exxon Mobil Corp.#	951,833	53,140,836
Hess Corp.	61,350	4,341,126
HollyFrontier Corp.	33,539	1,200,026
Kinder Morgan, Inc.	437,716	7,287,971
Marathon Oil Corp.	177,414	1,894,782
Marathon Petroleum Corp.	146,357	7,828,636
Occidental Petroleum Corp.	188,444	5,016,379
ONEOK, Inc.	100,041	5,068,077
Phillips 66	98,142	8,002,499
Pioneer Natural Resources Co.	46,229	7,342,090
Valero Energy Corp.	91,785	6,571,806
Williams Cos., Inc. (The)	272,871	6,464,314

		194,357,717

Total Energy		211,928,386

Financials (11.2%)
Banks (4.4%)
Bank of America Corp.	1,708,108	66,086,699
Citigroup, Inc.	469,300	34,141,575
Citizens Financial Group, Inc.	95,521	4,217,252
Comerica, Inc.	31,250	2,241,875
Fifth Third Bancorp	159,817	5,985,147
First Republic Bank	39,574	6,598,964
Huntington Bancshares, Inc.	228,688	3,594,975
JPMorgan Chase & Co.	686,091	104,443,633
KeyCorp	217,800	4,351,644
M&T Bank Corp.	28,900	4,381,529
People’s United Financial, Inc.	95,643	1,712,010
PNC Financial Services Group, Inc. (The)	95,279	16,712,889
Regions Financial Corp.	215,952	4,461,568
SVB Financial Group*	11,662	5,757,063
Truist Financial Corp.	302,893	17,664,720
US Bancorp	307,345	16,999,252
Wells Fargo & Co.	929,437	36,313,104
Zions Bancorp NA	36,850	2,025,276

		337,689,175

Capital Markets (2.9%)
Ameriprise Financial, Inc.	26,207	6,091,817
Bank of New York Mellon Corp. (The)	181,319	8,574,576
BlackRock, Inc.	31,912	24,060,372
Cboe Global Markets, Inc.	24,062	2,374,679
Charles Schwab Corp. (The)	336,419	21,927,790
CME Group, Inc.	80,715	16,484,424
Franklin Resources, Inc.	61,301	1,814,510
Goldman Sachs Group, Inc. (The)	77,392	25,307,184
Intercontinental Exchange, Inc.	126,280	14,102,950
Invesco Ltd.	84,601	2,133,637
MarketAxess Holdings, Inc.	8,520	4,242,278
Moody’s Corp.	36,176	10,802,515
Morgan Stanley	324,066	25,166,966
MSCI, Inc.	18,628	7,810,348
Nasdaq, Inc.	25,873	3,815,233
Northern Trust Corp.	46,800	4,919,148
Raymond James Financial, Inc.	27,514	3,372,116
S&P Global, Inc.	54,150	19,107,910
State Street Corp.	79,020	6,638,470
T. Rowe Price Group, Inc.	51,186	8,783,518

		217,530,441

Consumer Finance (0.6%)
American Express Co.	146,710	20,750,662
Capital One Financial Corp.	103,194	13,129,373
Discover Financial Services	68,921	6,546,806
Synchrony Financial	122,062	4,963,041

		45,389,882

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	428,703	109,520,755

Insurance (1.9%)
Aflac, Inc.	143,900	7,364,802
Allstate Corp. (The)	68,076	7,821,932
American International Group, Inc.	194,348	8,980,821
Aon plc, Class A	50,775	11,683,835
Arthur J Gallagher & Co.	43,516	5,429,491
Assurant, Inc.	12,930	1,833,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chubb Ltd.	101,150	$15,978,666
Cincinnati Financial Corp.	33,613	3,465,164
Everest Re Group Ltd.	8,945	2,216,660
Globe Life, Inc.	21,362	2,064,210
Hartford Financial Services Group, Inc. (The)	80,350	5,366,577
Lincoln National Corp.	40,478	2,520,565
Loews Corp.	50,997	2,615,126
Marsh & McLennan Cos., Inc.	114,250	13,915,650
MetLife, Inc.	168,999	10,273,449
Principal Financial Group, Inc.	57,000	3,417,720
Progressive Corp. (The)	131,700	12,591,837
Prudential Financial, Inc.	89,200	8,126,120
Travelers Cos., Inc. (The)	56,674	8,523,770
Unum Group	45,720	1,272,388
W R Berkley Corp.	31,496	2,373,224
Willis Towers Watson plc	29,001	6,637,749

		144,472,842

Total Financials		854,603,095

Health Care (12.8%)
Biotechnology (1.8%)
AbbVie, Inc.	396,974	42,960,526
Alexion Pharmaceuticals, Inc.*	49,400	7,553,754
Amgen, Inc.	129,868	32,312,457
Biogen, Inc.*	34,239	9,578,360
Gilead Sciences, Inc.	282,458	18,255,261
Incyte Corp.*	42,006	3,413,828
Regeneron Pharmaceuticals, Inc.*	23,725	11,225,246
Vertex Pharmaceuticals, Inc.*	58,433	12,556,667

		137,856,099

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	398,220	47,722,685
ABIOMED, Inc.*	10,161	3,238,616
Align Technology, Inc.*	16,237	8,792,823
Baxter International, Inc.	113,550	9,576,807
Becton Dickinson and Co.	65,315	15,881,342
Boston Scientific Corp.*	318,556	12,312,189
Cooper Cos., Inc. (The)	11,028	4,235,744
Danaher Corp.	142,550	32,085,154
Dentsply Sirona, Inc.	49,178	3,138,048
Dexcom, Inc.*	21,631	7,773,965
Edwards Lifesciences Corp.*	140,374	11,740,881
Hologic, Inc.*	57,839	4,302,065
IDEXX Laboratories, Inc.*	19,254	9,421,175
Intuitive Surgical, Inc.*	26,489	19,573,782
Medtronic plc	303,102	35,805,439
ResMed, Inc.	32,658	6,336,305
STERIS plc	19,202	3,657,597
Stryker Corp.	73,600	17,927,488
Teleflex, Inc.	10,467	4,348,620
Varian Medical Systems, Inc.*	20,588	3,634,400
West Pharmaceutical Services, Inc.	16,646	4,690,510
Zimmer Biomet Holdings, Inc.	46,650	7,467,732

		273,663,367

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	33,050	3,902,214
Anthem, Inc.	55,050	19,760,197
Cardinal Health, Inc.	66,025	4,011,019
Centene Corp.*	130,731	8,355,018
Cigna Corp.	79,149	19,133,479
CVS Health Corp.	294,810	22,178,556
DaVita, Inc.*	16,138	1,739,192
HCA Healthcare, Inc.	59,580	11,221,297
Henry Schein, Inc.*	32,032	2,217,896
Humana, Inc.	29,000	12,158,250
Laboratory Corp. of America Holdings*	21,950	5,597,909
McKesson Corp.	35,731	6,968,974
Quest Diagnostics, Inc.	29,950	3,843,783
UnitedHealth Group, Inc.	212,600	79,102,082
Universal Health Services, Inc., Class B	17,450	2,327,656

		202,517,522

Health Care Technology (0.1%)
Cerner Corp.	68,842	4,948,363

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	68,473	8,705,657
Bio-Rad Laboratories, Inc., Class A*	4,910	2,804,445
Illumina, Inc.*	32,828	12,607,922
IQVIA Holdings, Inc.*	43,019	8,308,690
Mettler-Toledo International, Inc.*	5,274	6,095,109
PerkinElmer, Inc.	25,150	3,226,493
Thermo Fisher Scientific, Inc.	88,600	40,435,268
Waters Corp.*	14,000	3,978,380

		86,161,964

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	503,723	31,800,033
Catalent, Inc.*	38,226	4,025,580
Eli Lilly and Co.	178,848	33,412,383
Johnson & Johnson	590,960	97,124,276
Merck & Co., Inc.	568,917	43,857,812
Perrigo Co. plc	29,839	1,207,584
Pfizer, Inc.	1,254,011	45,432,819
Viatris, Inc.*	271,384	3,791,234
Zoetis, Inc.	106,824	16,822,644

		277,474,365

Total Health Care		982,621,680

Industrials (8.8%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	123,324	31,413,089
General Dynamics Corp.	52,100	9,459,276
Howmet Aerospace, Inc.*	87,732	2,818,829
Huntington Ingalls Industries, Inc.	9,006	1,853,885
L3Harris Technologies, Inc.	46,199	9,363,613
Lockheed Martin Corp.	55,408	20,473,256
Northrop Grumman Corp.	34,820	11,269,145
Raytheon Technologies Corp.	341,579	26,393,810
Teledyne Technologies, Inc.*	8,366	3,460,596
Textron, Inc.	51,000	2,860,080
TransDigm Group, Inc.*	12,351	7,261,400

		126,626,979

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	30,002	2,863,091
Expeditors International of Washington, Inc.	38,048	4,097,389
FedEx Corp.	54,860	15,582,434
United Parcel Service, Inc., Class B	161,700	27,487,383

		50,030,297

Airlines (0.3%)
Alaska Air Group, Inc.*	27,844	1,927,083
American Airlines Group, Inc.*	143,763	3,435,936
Delta Air Lines, Inc.*	143,473	6,926,876
Southwest Airlines Co.*	132,718	8,103,761
United Airlines Holdings, Inc.*	71,524	4,115,491

		24,509,147

Building Products (0.5%)
A O Smith Corp.	30,415	2,056,358
Allegion plc	20,338	2,554,860
Carrier Global Corp.	183,716	7,756,489
Fortune Brands Home & Security, Inc.	31,146	2,984,410
Johnson Controls International plc	161,867	9,658,604
Masco Corp.	57,800	3,462,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Trane Technologies plc	53,615	$8,876,499

		37,349,440

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,800	6,757,938
Copart, Inc.*	46,742	5,076,649
Republic Services, Inc.	47,251	4,694,387
Rollins, Inc.	49,750	1,712,395
Waste Management, Inc.	87,456	11,283,573

		29,524,942

Construction & Engineering (0.0%)
Quanta Services, Inc.	31,100	2,736,178

Electrical Equipment (0.6%)
AMETEK, Inc.	51,748	6,609,772
Eaton Corp. plc	89,425	12,365,689
Emerson Electric Co.	134,900	12,170,678
Generac Holdings, Inc.*	14,089	4,613,443
Rockwell Automation, Inc.	26,100	6,927,984

		42,687,566

Industrial Conglomerates (1.2%)
3M Co.	130,150	25,077,302
General Electric Co.	1,971,315	25,883,366
Honeywell International, Inc.	156,362	33,941,499
Roper Technologies, Inc.	23,605	9,520,841

		94,423,008

Machinery (1.8%)
Caterpillar, Inc.	122,600	28,427,262
Cummins, Inc.	33,250	8,615,408
Deere & Co.	70,500	26,376,870
Dover Corp.	32,200	4,415,586
Fortive Corp.	75,925	5,363,342
IDEX Corp.	17,093	3,577,907
Illinois Tool Works, Inc.	64,795	14,353,388
Ingersoll Rand, Inc.*	83,721	4,119,910
Otis Worldwide Corp.	91,558	6,267,145
PACCAR, Inc.	78,000	7,247,760
Parker-Hannifin Corp.	29,000	9,147,470
Pentair plc	37,258	2,321,919
Snap-on, Inc.	12,200	2,815,028
Stanley Black & Decker, Inc.	36,146	7,217,272
Westinghouse Air Brake Technologies Corp.	39,912	3,159,434
Xylem, Inc.	40,500	4,259,790

		137,685,491

Professional Services (0.4%)
Equifax, Inc.	27,350	4,953,906
IHS Markit Ltd.	83,726	8,103,002
Jacobs Engineering Group, Inc.	29,214	3,776,494
Leidos Holdings, Inc.	29,946	2,883,201
Nielsen Holdings plc	80,421	2,022,588
Robert Half International, Inc.	25,400	1,982,978
Verisk Analytics, Inc.	36,529	6,454,309

		30,176,478

Road & Rail (1.0%)
CSX Corp.	171,400	16,526,388
JB Hunt Transport Services, Inc.	18,740	3,149,631
Kansas City Southern	20,390	5,381,329
Norfolk Southern Corp.	56,600	15,198,232
Old Dominion Freight Line, Inc.	21,502	5,169,296
Union Pacific Corp.	150,600	33,193,746

		78,618,622

Trading Companies & Distributors (0.2%)
Fastenal Co.	129,132	6,492,757
United Rentals, Inc.*	16,250	5,351,288
WW Grainger, Inc.	9,950	3,989,253

		15,833,298

Total Industrials		670,201,446

Information Technology (26.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	12,356	3,730,153
Cisco Systems, Inc.	949,150	49,080,546
F5 Networks, Inc.*	13,850	2,889,387
Juniper Networks, Inc.	73,690	1,866,568
Motorola Solutions, Inc.	38,024	7,150,413

		64,717,067

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	134,664	8,883,784
CDW Corp.	31,671	5,249,468
Corning, Inc.	172,742	7,516,005
FLIR Systems, Inc.	29,507	1,666,260
IPG Photonics Corp.*	8,079	1,704,184
Keysight Technologies, Inc.*	41,801	5,994,263
TE Connectivity Ltd.	74,320	9,595,455
Trimble, Inc.*	56,419	4,388,834
Zebra Technologies Corp., Class A*	12,075	5,858,549

		50,856,802

IT Services (5.1%)
Accenture plc, Class A	142,600	39,393,250
Akamai Technologies, Inc.*	36,698	3,739,526
Automatic Data Processing, Inc.	96,160	18,123,275
Broadridge Financial Solutions, Inc.	25,981	3,977,691
Cognizant Technology Solutions Corp., Class A	119,250	9,315,810
DXC Technology Co.*	57,241	1,789,354
Fidelity National Information Services, Inc.	139,581	19,626,484
Fiserv, Inc.*	129,363	15,399,372
FleetCor Technologies, Inc.*	18,773	5,042,991
Gartner, Inc.*	19,907	3,634,023
Global Payments, Inc.	66,388	13,382,493
International Business Machines Corp.	200,897	26,771,534
Jack Henry & Associates, Inc.	17,062	2,588,647
Mastercard, Inc., Class A	197,100	70,177,455
Paychex, Inc.	72,085	7,065,772
PayPal Holdings, Inc.*	263,300	63,939,772
VeriSign, Inc.*	22,350	4,442,286
Visa, Inc., Class A	381,322	80,737,307
Western Union Co. (The)	92,379	2,278,066

		391,425,108

Semiconductors & Semiconductor Equipment (5.5%)
Advanced Micro Devices, Inc.*	272,412	21,384,342
Analog Devices, Inc.	82,912	12,857,993
Applied Materials, Inc.	206,300	27,561,680
Broadcom, Inc.	91,790	42,559,351
Enphase Energy, Inc.*	29,000	4,702,640
Intel Corp.	913,530	58,465,920
KLA Corp.	34,600	11,431,840
Lam Research Corp.	32,138	19,129,823
Maxim Integrated Products, Inc.	60,232	5,503,398
Microchip Technology, Inc.	60,486	9,388,637
Micron Technology, Inc.*	251,500	22,184,815
Monolithic Power Systems, Inc.	9,656	3,410,596
NVIDIA Corp.	139,450	74,456,538
NXP Semiconductors NV	62,265	12,536,435
Qorvo, Inc.*	25,425	4,645,147
QUALCOMM, Inc.	255,397	33,863,088
Skyworks Solutions, Inc.	37,047	6,797,384
Teradyne, Inc.	37,470	4,559,350
Texas Instruments, Inc.	206,931	39,107,890
Xilinx, Inc.	55,250	6,845,475

		421,392,342

Software (8.2%)
Adobe, Inc.*	107,780	51,235,378
ANSYS, Inc.*	19,528	6,630,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Autodesk, Inc.*	49,480	$13,713,382
Cadence Design Systems, Inc.*	62,635	8,580,369
Citrix Systems, Inc.	27,550	3,866,918
Fortinet, Inc.*	30,396	5,605,630
Intuit, Inc.	61,600	23,596,496
Microsoft Corp.	1,695,766	399,810,750
NortonLifeLock, Inc.	130,800	2,780,808
Oracle Corp.	416,967	29,258,574
Paycom Software, Inc.*	11,018	4,077,321
salesforce.com, Inc.*	206,316	43,712,171
ServiceNow, Inc.*	44,135	22,072,355
Synopsys, Inc.*	34,270	8,491,421
Tyler Technologies, Inc.*	9,107	3,866,195

		627,298,696

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	3,548,167	433,408,599
Hewlett Packard Enterprise Co.	292,519	4,604,249
HP, Inc.	281,619	8,941,403
NetApp, Inc.	49,980	3,632,047
Seagate Technology plc	45,090	3,460,657
Western Digital Corp.	68,742	4,588,529

		458,635,484

Total Information Technology		2,014,325,499

Materials (2.7%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	49,750	13,996,665
Albemarle Corp.	26,184	3,825,744
Celanese Corp.	25,630	3,839,630
CF Industries Holdings, Inc.	48,075	2,181,644
Corteva, Inc.	167,251	7,797,242
Dow, Inc.	167,551	10,713,211
DuPont de Nemours, Inc.	121,000	9,350,880
Eastman Chemical Co.	30,450	3,353,154
Ecolab, Inc.	55,941	11,975,290
FMC Corp.	29,060	3,214,327
International Flavors & Fragrances, Inc.	55,894	7,803,361
Linde plc	117,549	32,930,177
LyondellBasell Industries NV, Class A	57,827	6,016,899
Mosaic Co. (The)	77,510	2,450,091
PPG Industries, Inc.	53,200	7,993,832
Sherwin-Williams Co. (The)	18,200	13,431,782

		140,873,929

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,023	4,709,204
Vulcan Materials Co.	29,750	5,020,312

		9,729,516

Containers & Packaging (0.3%)
Amcor plc	351,126	4,101,152
Avery Dennison Corp.	18,600	3,415,890
Ball Corp.	73,700	6,245,338
International Paper Co.	88,335	4,776,273
Packaging Corp. of America	21,321	2,867,248
Sealed Air Corp.	34,734	1,591,512
Westrock Co.	59,156	3,079,070

		26,076,483

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.*	327,888	10,797,352
Newmont Corp.	179,872	10,840,885
Nucor Corp.	67,000	5,378,090

		27,016,327

Total Materials		203,696,255

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	28,510	4,684,193
American Tower Corp. (REIT)	99,942	23,892,135
AvalonBay Communities, Inc. (REIT)	31,314	5,777,746
Boston Properties, Inc. (REIT)	31,830	3,223,106
Crown Castle International Corp. (REIT)	96,960	16,689,725
Digital Realty Trust, Inc. (REIT)	63,123	8,890,243
Duke Realty Corp. (REIT)	84,005	3,522,330
Equinix, Inc. (REIT)	20,095	13,656,361
Equity Residential (REIT)	77,080	5,521,240
Essex Property Trust, Inc. (REIT)	14,657	3,984,359
Extra Space Storage, Inc. (REIT)	29,593	3,922,552
Federal Realty Investment Trust (REIT)	15,631	1,585,765
Healthpeak Properties, Inc. (REIT)	121,058	3,842,381
Host Hotels & Resorts, Inc. (REIT)*	158,589	2,672,225
Iron Mountain, Inc. (REIT)	64,784	2,397,656
Kimco Realty Corp. (REIT)	97,230	1,823,062
Mid-America Apartment Communities, Inc. (REIT)	25,692	3,708,897
Prologis, Inc. (REIT)	166,225	17,619,850
Public Storage (REIT)	34,210	8,441,660
Realty Income Corp. (REIT)	83,931	5,329,618
Regency Centers Corp. (REIT)	35,450	2,010,369
SBA Communications Corp. (REIT)	24,602	6,828,285
Simon Property Group, Inc. (REIT)	73,825	8,399,070
UDR, Inc. (REIT)	66,674	2,924,322
Ventas, Inc. (REIT)	84,166	4,489,414
Vornado Realty Trust (REIT)	35,205	1,597,955
Welltower, Inc. (REIT)	93,833	6,721,258
Weyerhaeuser Co. (REIT)	168,041	5,982,260

		180,138,037

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	75,430	5,967,267

Total Real Estate		186,105,304

Utilities (2.6%)
Electric Utilities (1.7%)
Alliant Energy Corp.	56,092	3,037,943
American Electric Power Co., Inc.	111,580	9,450,826
Duke Energy Corp.	172,800	16,680,384
Edison International	85,250	4,995,650
Entergy Corp.	45,000	4,476,150
Evergy, Inc.	51,015	3,036,923
Eversource Energy	77,094	6,675,569
Exelon Corp.	219,520	9,601,805
FirstEnergy Corp.	122,132	4,236,759
NextEra Energy, Inc.	440,600	33,313,766
NRG Energy, Inc.	54,968	2,073,943
Pinnacle West Capital Corp.	25,250	2,054,087
PPL Corp.	172,838	4,984,648
Southern Co. (The)	237,550	14,766,108
Xcel Energy, Inc.	120,795	8,034,075

		127,418,636

Gas Utilities (0.0%)
Atmos Energy Corp.	28,723	2,839,269

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	150,150	4,025,521

Multi-Utilities (0.8%)
Ameren Corp.	56,900	4,629,384
CenterPoint Energy, Inc.	124,000	2,808,600
CMS Energy Corp.	64,900	3,973,178
Consolidated Edison, Inc.	76,950	5,755,860
Dominion Energy, Inc.	181,099	13,756,280
DTE Energy Co.	43,550	5,798,247
NiSource, Inc.	88,059	2,123,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Public Service Enterprise Group, Inc.	113,550	$6,836,846
Sempra Energy	68,022	9,018,357
WEC Energy Group, Inc.	70,882	6,633,846

		61,333,700

Water Utilities (0.1%)
American Water Works Co., Inc.	40,731	6,106,392

Total Utilities		201,723,518

Total Common Stocks (98.8%) (Cost $2,475,313,989)		7,557,637,580

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $4,420,137, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $4,508,539.(xx)	$4,420,137	4,420,137

Total Short-Term Investment (0.1%) (Cost $4,420,137)		4,420,137

Total Investments in Securities (98.9%) (Cost $2,479,734,126)		7,562,057,717
Other Assets Less Liabilities (1.1%)		81,716,869

Net Assets (100%)		$7,643,774,586

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,348,310.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $4,325,235. This was collateralized by cash of $4,420,137 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	383	6/2021	USD	75,975,710	1,212,060

					1,212,060

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$826,059,865	$—	$—	$826,059,865
Consumer Discretionary	941,699,027	—	—	941,699,027
Consumer Staples	464,673,505	—	—	464,673,505
Energy	211,928,386	—	—	211,928,386
Financials	854,603,095	—	—	854,603,095
Health Care	982,621,680	—	—	982,621,680
Industrials	670,201,446	—	—	670,201,446
Information Technology	2,014,325,499	—	—	2,014,325,499
Materials	203,696,255	—	—	203,696,255
Real Estate	186,105,304	—	—	186,105,304
Utilities	201,723,518	—	—	201,723,518
Futures	1,212,060	—	—	1,212,060
Short-Term Investment
Repurchase Agreement	—	4,420,137	—	4,420,137

Total Assets	$7,558,849,640	$4,420,137	$—	$7,563,269,777

Total Liabilities	$—	$—	$—	$—

Total	$7,558,849,640	$4,420,137	$—	$7,563,269,777

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,235,024,943
Aggregate gross unrealized depreciation	(163,586,104)

Net unrealized appreciation	$5,071,438,839

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,491,830,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (2.1%)
Activision Blizzard, Inc.	23,292	$2,166,156
Bilibili, Inc., Class Z*	1,000	106,508
Bilibili, Inc. (ADR)*	4,417	472,884
Cinemark Holdings, Inc.*	8,427	171,995
Electronic Arts, Inc.	9,364	1,267,605
Liberty Media Corp.-Liberty Formula One, Class C*	9,684	419,220
Live Nation Entertainment, Inc.*	32,283	2,732,756
Marcus Corp. (The)(x)*	13,409	268,046
Netflix, Inc.*	4,802	2,505,011
Walt Disney Co. (The)*	60,056	11,081,533

		21,191,714

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A*	4,303	8,875,024
Alphabet, Inc., Class C*	15,038	31,108,058
Facebook, Inc., Class A*	80,909	23,830,128
IAC/InterActiveCorp*	1,982	428,726
JOYY, Inc. (ADR)	7,102	665,670
Kakao Corp.	560	246,415
Snap, Inc., Class A*	9,100	475,839
Tongdao Liepin Group(m)*	374,949	1,056,249
Twitter, Inc.*	34,401	2,188,936
Yandex NV, Class A*	6,913	442,847
Z Holdings Corp.	140,800	700,153
ZoomInfo Technologies, Inc., Class A*	3,500	171,150

		70,189,195

Media (0.4%)
Altice USA, Inc., Class A*	14,893	484,469
Comcast Corp., Class A	57,619	3,117,764

		3,602,233

Wireless Telecommunication Services (0.6%)
SoftBank Group Corp.	17,900	1,508,304
T-Mobile US, Inc.*	37,143	4,653,647

		6,161,951

Total Communication Services		101,145,093

Consumer Discretionary (12.6%)
Auto Components (0.5%)
Aptiv plc*	33,300	4,592,070

Automobiles (0.7%)
Tesla, Inc.*	11,400	7,614,402

Hotels, Restaurants & Leisure (1.2%)
Caesars Entertainment, Inc.*	4,245	371,226
Las Vegas Sands Corp.*	89,600	5,444,096
Marriott International, Inc., Class A*	40,300	5,968,833
SJM Holdings Ltd.	185,629	242,599

		12,026,754

Household Durables (0.5%)
GoPro, Inc., Class A*	44,000	512,160
Lennar Corp., Class A	40,800	4,130,184

		4,642,344

Internet & Direct Marketing Retail (4.8%)
Alibaba Group Holding Ltd. (ADR)*	22,931	5,199,146
Amazon.com, Inc.*	11,450	35,427,216
Booking Holdings, Inc.*	2,700	6,290,568
Kogan.com Ltd.(x)	7,778	70,893
MakeMyTrip Ltd.*	20,056	633,368
Pinduoduo, Inc. (ADR)*	6,274	839,963
Porch Group, Inc.(x)*	11,800	208,860
ZOZO, Inc.	4,500	132,897

		48,802,911

Multiline Retail (0.4%)
Dollar Tree, Inc.*	39,800	4,555,508

Specialty Retail (3.3%)
Auto1 Group SE(m)*	3,800	215,460
Best Buy Co., Inc.	43,300	4,971,273
Burlington Stores, Inc.*	16,200	4,840,560
Home Depot, Inc. (The)	40,500	12,362,625
TJX Cos., Inc. (The)	85,800	5,675,670
Ulta Beauty, Inc.*	16,000	4,946,720

		33,012,308

Textiles, Apparel & Luxury Goods (1.2%)
Columbia Sportswear Co.	25,000	2,640,750
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,265,801
NIKE, Inc., Class B	65,100	8,651,139

		12,557,690

Total Consumer Discretionary		127,803,987

Consumer Staples (6.0%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	500	603,140
Coca-Cola Co. (The)	128,700	6,783,777
Constellation Brands, Inc., Class A	8,000	1,824,000
Keurig Dr Pepper, Inc.	28,500	979,545
Kweichow Moutai Co. Ltd., Class A	1,725	528,684
Molson Coors Beverage Co., Class B*	7,900	404,085
Monster Beverage Corp.*	27,900	2,541,411
PepsiCo, Inc.	44,700	6,322,815
Pernod Ricard SA	6,400	1,201,220

		21,188,677

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	15,600	5,498,688
Performance Food Group Co.*	15,200	875,672
Walgreens Boots Alliance, Inc.	31,000	1,701,900
Walmart, Inc.	43,800	5,949,354

		14,025,614

Food Products (0.7%)
Beyond Meat, Inc.*	700	91,084
Bunge Ltd.	4,000	317,080
Darling Ingredients, Inc.*	11,300	831,454
Freshpet, Inc.*	5,700	905,217
Hotel Chocolat Group plc*	5,600	30,881
Lamb Weston Holdings, Inc.	19,500	1,510,860
Mondelez International, Inc., Class A	61,400	3,593,742

		7,280,318

Household Products (1.2%)
Clorox Co. (The)	6,600	1,273,008
Procter & Gamble Co. (The)	80,600	10,915,658

		12,188,666

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	10,700	3,112,095

Tobacco (0.3%)
Altria Group, Inc.	52,900	2,706,364

Total Consumer Staples		60,501,734

Energy (2.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	35,500	767,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Halliburton Co.	14,900	$319,754
Oceaneering International, Inc.*	26,800	306,056
SBM Offshore NV	16,900	309,567
Subsea 7 SA*	94,800	952,084

		2,654,616

Oil, Gas & Consumable Fuels (2.5%)
Africa Oil Corp.(x)*	325,100	302,671
APA Corp.*	39,200	701,680
Canadian Natural Resources Ltd.	63,400	1,959,967
Cheniere Energy, Inc.*	4,200	302,442
Chevron Corp.	8,600	901,194
EnQuest plc*	367,200	89,804
Exxon Mobil Corp.	175,900	9,820,497
Hess Corp.	36,100	2,554,436
HollyFrontier Corp.	12,800	457,984
Imperial Oil Ltd.	45,400	1,099,686
Kosmos Energy Ltd.*	173,400	532,338
Marathon Petroleum Corp.	5,800	310,242
MEG Energy Corp.*	261,600	1,357,231
Murphy Oil Corp.	23,800	390,558
Phillips 66	23,555	1,920,675
Premier Oil plc(x)*	443,000	136,801
Reliance Industries Ltd. (GDR)§	19,500	1,078,350
Valero Energy Corp.	20,100	1,439,160

		25,355,716

Total Energy		28,010,332

Financials (11.5%)
Banks (4.2%)
Bank of America Corp.	272,232	10,532,656
BNP Paribas SA*	11,944	726,669
Citigroup, Inc.	86,370	6,283,417
Comerica, Inc.	23,820	1,708,847
Eurobank Ergasias Services and Holdings SA*	1,034,259	879,335
First Horizon Corp.	51,717	874,534
Huntington Bancshares, Inc.	75,916	1,193,400
JPMorgan Chase & Co.	39,231	5,972,135
KeyCorp	60,036	1,199,519
M&T Bank Corp.	7,306	1,107,663
Signature Bank	3,522	796,324
Societe Generale SA*	53,700	1,405,265
Standard Chartered plc	126,600	871,781
UniCredit SpA*	63,300	669,052
Wells Fargo & Co.	213,180	8,328,943

		42,549,540

Capital Markets (2.6%)
Bank of New York Mellon Corp. (The)	173,835	8,220,657
BlackRock, Inc.	6,803	5,129,190
Cboe Global Markets, Inc.	8,396	828,601
Intercontinental Exchange, Inc.	7,578	846,311
Morgan Stanley	75,689	5,878,008
State Street Corp.	22,529	1,892,661
StepStone Group, Inc., Class A	28,500	1,005,195
Virtu Financial, Inc., Class A	65,674	2,039,178

		25,839,801

Consumer Finance (2.3%)
360 DigiTech, Inc. (ADR)*	18,551	482,511
Ally Financial, Inc.	16,280	736,019
American Express Co.	37,288	5,274,015
Capital One Financial Corp.	93,524	11,899,058
OneMain Holdings, Inc.	62,515	3,358,306
SLM Corp.	86,608	1,556,346

		23,306,255

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class A*	4	1,542,808
Berkshire Hathaway, Inc., Class B*	21,706	5,545,232
Voya Financial, Inc.	25,636	1,631,475

		8,719,515

Insurance (1.5%)
American International Group, Inc.	51,848	2,395,896
Arthur J Gallagher & Co.	10,293	1,284,258
Fairfax Financial Holdings Ltd.	2,477	1,081,211
Hartford Financial Services Group, Inc. (The)	40,663	2,715,882
Marsh & McLennan Cos., Inc.	1,840	224,112
Travelers Cos., Inc. (The)	40,043	6,022,467
Willis Towers Watson plc	7,481	1,712,251

		15,436,077

Total Financials		115,851,188

Health Care (12.5%)
Biotechnology (1.4%)
Amgen, Inc.	26,996	6,716,875
Argenx SE (ADR)*	4,200	1,156,638
Biogen, Inc.*	2,300	643,425
Blueprint Medicines Corp.*	6,900	670,887
PTC Therapeutics, Inc.*	22,036	1,043,404
Regeneron Pharmaceuticals, Inc.*	7,400	3,501,236
Vertex Pharmaceuticals, Inc.*	3,391	728,692

		14,461,157

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	73,637	8,824,658
Boston Scientific Corp.*	176,100	6,806,265
Dexcom, Inc.*	5,200	1,868,828
Envista Holdings Corp.*	53,600	2,186,880
Intuitive Surgical, Inc.*	6,400	4,729,216
Masimo Corp.*	3,600	826,776
Nevro Corp.*	7,300	1,018,350
Siemens Healthineers AG(m)	23,400	1,267,783
Stryker Corp.	26,300	6,406,154

		33,934,910

Health Care Providers & Services (3.5%)
AmerisourceBergen Corp.	25,100	2,963,557
Cigna Corp.	9,400	2,272,356
Guardant Health, Inc.*	5,300	809,045
HCA Healthcare, Inc.	28,931	5,448,864
Humana, Inc.	13,500	5,659,875
Oak Street Health, Inc.(x)*	11,200	607,824
Option Care Health, Inc.*	47,100	835,554
Surgery Partners, Inc.*	46,800	2,071,368
UnitedHealth Group, Inc.	40,600	15,106,042

		35,774,485

Health Care Technology (0.1%)
Health Catalyst, Inc.*	20,700	968,139

Life Sciences Tools & Services (1.0%)
Avantor, Inc.*	45,300	1,310,529
Thermo Fisher Scientific, Inc.	18,323	8,362,251

		9,672,780

Pharmaceuticals (3.1%)
AstraZeneca plc (ADR)(x)	57,500	2,858,900
Bristol-Myers Squibb Co.	107,166	6,765,390
Eli Lilly and Co.	34,600	6,463,972
Horizon Therapeutics plc*	41,800	3,847,272
Roche Holding AG	8,188	2,646,167
Royalty Pharma plc, Class A	45,000	1,962,900
UCB SA	18,900	1,797,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zoetis, Inc.	35,015	$5,514,162

		31,856,709

Total Health Care		126,668,180

Industrials (11.2%)
Aerospace & Defense (2.4%)
Boeing Co. (The)*	26,803	6,827,260
General Dynamics Corp.	24,292	4,410,456
Lockheed Martin Corp.	4,933	1,822,743
Northrop Grumman Corp.	14,578	4,718,024
Raytheon Technologies Corp.	87,351	6,749,612

		24,528,095

Air Freight & Logistics (0.5%)
FedEx Corp.	18,772	5,331,999

Airlines (0.1%)
Spirit Airlines, Inc.(x)*	28,178	1,039,768

Construction & Engineering (0.7%)
AECOM*	83,861	5,376,328
Granite Construction, Inc.	40,191	1,617,688

		6,994,016

Electrical Equipment (2.2%)
Array Technologies, Inc.*	73,203	2,182,913
Ballard Power Systems, Inc.(x)*	20,500	498,970
Emerson Electric Co.	1,000	90,220
Plug Power, Inc.*	21,700	777,728
Sensata Technologies Holding plc*	122,302	7,087,401
Shoals Technologies Group, Inc., Class A*	43,000	1,495,540
Sunrun, Inc.*	161,921	9,792,982

		21,925,754

Industrial Conglomerates (0.9%)
3M Co.	6,567	1,265,329
General Electric Co.	537,397	7,056,023
Honeywell International, Inc.	5,629	1,221,887

		9,543,239

Machinery (1.5%)
Allison Transmission Holdings, Inc.	121,389	4,956,313
Caterpillar, Inc.	39,213	9,092,318
Flowserve Corp.	25,886	1,004,636

		15,053,267

Marine (0.2%)
Genco Shipping & Trading Ltd.	40,470	407,938
Golden Ocean Group Ltd.*	37,692	252,725
Star Bulk Carriers Corp.*	59,742	877,012

		1,537,675

Professional Services (0.9%)
Dun & Bradstreet Holdings, Inc.*	24,805	590,607
Nielsen Holdings plc	343,477	8,638,447

		9,229,054

Road & Rail (1.8%)
Lyft, Inc., Class A*	60,501	3,822,453
Norfolk Southern Corp.	22,493	6,039,821
Uber Technologies, Inc.*	139,631	7,611,286
Union Pacific Corp.	4,735	1,043,641

		18,517,201

Total Industrials		113,700,068

Information Technology (24.1%)
Electronic Equipment, Instruments & Components (2.1%)
Avnet, Inc.	1,200	49,812
Corning, Inc.	13,300	578,683
Flex Ltd.*	389,313	7,128,321
Hon Hai Precision Industry Co. Ltd.	202,000	877,861
Insight Enterprises, Inc.*	7,100	677,482
Jabil, Inc.	227,106	11,845,849

		21,158,008

IT Services (4.9%)
Capgemini SE	10,900	1,854,731
Cognizant Technology Solutions Corp., Class A	18,200	1,421,784
Deliveroo Holdings plc(m)*	48,410	191,838
Fidelity National Information Services, Inc.	17,900	2,516,919
Fiserv, Inc.(x)*	5,300	630,912
Genpact Ltd.	74,900	3,207,218
Global Payments, Inc.	8,300	1,673,114
GoDaddy, Inc., Class A*	10,800	838,296
LiveRamp Holdings, Inc.*	10,400	539,552
Mastercard, Inc., Class A	51,100	18,194,155
PayPal Holdings, Inc.*	34,500	8,377,980
Sabre Corp.*	21,710	321,525
Snowflake, Inc., Class A(x)*	500	114,640
Visa, Inc., Class A	42,800	9,062,044
Wix.com Ltd.*	1,400	390,908
Worldline SA(m)*	4,300	360,244

		49,695,860

Semiconductors & Semiconductor Equipment (4.9%)
Advanced Micro Devices, Inc.*	10,600	832,100
Applied Materials, Inc.	32,200	4,301,920
Cirrus Logic, Inc.*	10,500	890,295
eMemory Technology, Inc.*	12,000	371,359
Lam Research Corp.	7,724	4,597,634
Marvell Technology Group Ltd.	59,900	2,933,902
Micron Technology, Inc.*	78,300	6,906,843
NVIDIA Corp.	22,600	12,066,818
NXP Semiconductors NV	34,600	6,966,364
ON Semiconductor Corp.*	133,130	5,539,539
QUALCOMM, Inc.	18,300	2,426,397
Semtech Corp.*	7,000	483,000
SiTime Corp.*	600	59,160
Xilinx, Inc.	5,883	728,904

		49,104,235

Software (8.0%)
Alignment Healthcare, Inc.(x)*	17,500	383,775
Autodesk, Inc.*	16,300	4,517,545
Cognyte Software Ltd.*	72,275	2,009,968
Digital Turbine, Inc.*	12,200	980,392
Elastic NV*	20,500	2,279,600
Microsoft Corp.	204,200	48,144,234
NortonLifeLock, Inc.	61,900	1,315,994
Nuance Communications, Inc.*	118,500	5,171,340
salesforce.com, Inc.*	27,500	5,826,425
SVMK, Inc.*	208,400	3,817,888
Technology One Ltd.	122,907	871,926
Verint Systems, Inc.*	24,100	1,096,309
Workday, Inc., Class A*	7,800	1,937,754
Yext, Inc.*	168,200	2,435,536
Zendesk, Inc.*	2,500	331,550

		81,120,236

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	296,600	36,229,690
HP, Inc.	44,200	1,403,350
Samsung Electronics Co. Ltd.	63,330	4,554,948
Western Digital Corp.	10,600	707,550

		42,895,538

Total Information Technology		243,973,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Materials (2.9%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	4,542	$1,277,846
Albemarle Corp.	4,670	682,334
Amyris, Inc.(x)*	143,500	2,740,850
Balchem Corp.	4,540	569,361
Ecolab, Inc.	7,431	1,590,754
FMC Corp.	7,900	873,819
Innospec, Inc.	8,360	858,489
Linde plc	10,508	2,943,711
LyondellBasell Industries NV, Class A	9,700	1,009,285
Olin Corp.	55,000	2,088,350
Sherwin-Williams Co. (The)	1,407	1,038,380

		15,673,179

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	4,493	1,508,839
Summit Materials, Inc., Class A*	41,209	1,154,676
Vulcan Materials Co.	7,570	1,277,438

		3,940,953

Containers & Packaging (0.2%)
Crown Holdings, Inc.	19,189	1,862,101

Metals & Mining (0.7%)
Commercial Metals Co.	29,790	918,724
First Quantum Minerals Ltd.	102,200	1,947,712
Freeport-McMoRan, Inc.*	75,184	2,475,809
Newmont Corp.	32,842	1,979,387

		7,321,632

Total Materials		28,797,865

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)	7,464	1,226,335
American Tower Corp. (REIT)	15,657	3,742,962
Corporate Office Properties Trust (REIT)	16,583	436,630
CubeSmart (REIT)	24,728	935,460
Digital Realty Trust, Inc. (REIT)	10,381	1,462,060
Douglas Emmett, Inc. (REIT)	14,581	457,843
Equinix, Inc. (REIT)	1,400	951,426
Equity LifeStyle Properties, Inc. (REIT)	12,400	789,136
Invitation Homes, Inc. (REIT)	23,618	755,540
Kilroy Realty Corp. (REIT)	14,250	935,228
Lexington Realty Trust (REIT)	48,142	534,858
Mid-America Apartment Communities, Inc. (REIT)	11,109	1,603,695
PotlatchDeltic Corp. (REIT)	5,474	289,684
Prologis, Inc. (REIT)	25,843	2,739,358
SBA Communications Corp. (REIT)	3,375	936,731
Ventas, Inc. (REIT)	30,413	1,622,230
VICI Properties, Inc. (REIT)	15,502	437,777
Weyerhaeuser Co. (REIT)	52,625	1,873,450

		21,730,403

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc(x)*	105,596	1,723,327
Jones Lang LaSalle, Inc.*	2,864	512,770

		2,236,097

Total Real Estate		23,966,500

Utilities (2.6%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	2,600	220,220
Duke Energy Corp.	1,100	106,183
Edison International	34,800	2,039,280
Entergy Corp.	6,200	616,714
Evergy, Inc.	23,200	1,381,096
Exelon Corp.	60,700	2,655,018
FirstEnergy Corp.	46,600	1,616,554
NextEra Energy, Inc.	68,800	5,201,968
NRG Energy, Inc.	10,800	407,484
PG&E Corp.*	147,600	1,728,396
Southern Co. (The)	43,500	2,703,960

		18,676,873

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	49,800	1,335,138

Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	55,200	1,250,280
Dominion Energy, Inc.	28,960	2,199,802
NiSource, Inc.	33,800	814,918
Sempra Energy	17,400	2,306,892

		6,571,892

Total Utilities		26,583,903

Total Common Stocks (98.6%) (Cost $714,977,806)		997,002,727

EXCHANGE TRADED FUND (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	23,000	9,149,860

Total Exchange Traded Fund (0.9%) (Cost $9,003,892)		9,149,860

MASTER LIMITED PARTNERSHIP:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Magellan Midstream Partners LP (Cost $810,459)	19,500	845,520

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $2,777,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $2,832,550.(xx)	$2,777,009	2,777,009
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $1,495,603, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $1,525,515.(xx)	1,495,602	1,495,602

Total Repurchase Agreements		4,272,611

Total Short-Term Investments (0.4%) (Cost $4,272,611)		4,272,611

Total Investments in Securities (100.0%) (Cost $729,064,768)		1,011,270,718
Other Assets Less Liabilities (0.0%)		163,712

Net Assets (100%)		$1,011,434,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $1,078,350 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $3,091,574 or 0.3% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $9,241,935. This was collateralized by $5,337,731 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $4,272,611 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$97,527,464	$3,617,629	$—	$101,145,093
Consumer Discretionary	125,876,337	1,927,650	—	127,803,987
Consumer Staples	58,740,949	1,760,785	—	60,501,734
Energy	25,443,726	2,566,606	—	28,010,332
Financials	111,299,086	4,552,102	—	115,851,188
Health Care	120,956,284	5,711,896	—	126,668,180
Industrials	113,700,068	—	—	113,700,068
Information Technology	234,890,970	9,082,907	—	243,973,877
Materials	28,797,865	—	—	28,797,865
Real Estate	23,966,500	—	—	23,966,500
Utilities	26,583,903	—	—	26,583,903
Exchange Traded Funds	9,149,860	—	—	9,149,860
Master Limited Partnership
Energy	845,520	—	—	845,520
Short-Term Investments
Repurchase Agreements	—	4,272,611	—	4,272,611

Total Assets	$977,778,532	$33,492,186	$—	$1,011,270,718

Total Liabilities	$—	$—	$—	$—

Total	$977,778,532	$33,492,186	$—	$1,011,270,718

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,153,432
Aggregate gross unrealized depreciation	(7,836,800)

Net unrealized appreciation	$279,316,632

Federal income tax cost of investments in securities and derivative instruments, if applicable	$731,954,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.3%)
iShares Core MSCI EAFE ETF	100,643	$7,251,328
iShares Core S&P Mid-Cap ETF	27,875	7,255,305
iShares Russell 2000 ETF(x)	33,375	7,373,872
SPDR S&P 500 ETF Trust(x)	3,929	1,557,181
Vanguard S&P 500 ETF	34,079	12,414,980

Total Equity		35,852,666

Fixed Income (39.9%)
Vanguard Intermediate-Term Corporate Bond ETF	268,334	24,963,112

Total Exchange Traded Funds (97.2%) (Cost $50,326,497)		60,815,778

SHORT-TERM INVESTMENTS:
Investment Company (2.9%)
JPMorgan Prime Money Market Fund, IM Shares	1,819,276	1,820,185

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
HSBC Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $62,968, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 1/15/22-2/15/50; total market value $64,227.(xx)	$62,968	62,968

Total Short-Term Investments (3.0%) (Cost $1,883,323)		1,883,153

Total Investments in Securities (100.2%) (Cost $52,209,820)		62,698,931
Other Assets Less Liabilities (-0.2%)		(150,030)

Net Assets (100%)		$62,548,901

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $7,703,074. This was collateralized by $7,745,747 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/29/21 - 2/15/50 and by cash of $62,968 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6	6/2021	USD	1,190,220	3,849

					3,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$60,815,778	$—	$—	$60,815,778
Futures	3,849	—	—	3,849
Short-Term Investments
Investment Company	1,820,185	—	—	1,820,185
Repurchase Agreement	—	62,968	—	62,968

Total Assets	$62,639,812	$62,968	$—	$62,702,780

Total Liabilities	$—	$—	$—	$—

Total	$62,639,812	$62,968	$—	$62,702,780

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,209,477
Aggregate gross unrealized depreciation	(210)

Net unrealized appreciation	$9,209,267

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,493,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.2%)
American Airlines Pass-Through Trust,
Series 2017-1 AA
3.650%, 2/15/29	$40,250	$41,156
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	1,073,408	1,184,773

Total Asset-Backed Securities		1,225,929

Convertible Bond (0.1%)
Industrials (0.1%)
Airlines (0.1%)
Southwest Airlines Co.
1.250%, 5/1/25	500,000	858,437

Total Industrials		858,437

Total Convertible Bond		858,437

Corporate Bonds (20.2%)
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.450%, 4/1/24	150,000	165,726
3.950%, 1/15/25	100,000	110,221
4.350%, 3/1/29	150,000	168,825
CCO Holdings LLC
5.500%, 5/1/26§	900,000	927,900
Telefonica Emisiones SA
4.570%, 4/27/23	150,000	161,795
Verizon Communications,Inc.
3.376%, 2/15/25	249,000	269,968
4.125%, 3/16/27	250,000	282,763
4.016%, 12/3/29	100,000	111,780
2.550%, 3/21/31	100,000	99,786

		2,298,764

Entertainment (0.3%)
Netflix, Inc.
4.375%, 11/15/26	1,000,000	1,117,250
4.875%, 4/15/28	500,000	567,395
Walt Disney Co. (The)
3.000%, 9/15/22	150,000	155,652
3.350%, 3/24/25	50,000	54,256
2.000%, 9/1/29	50,000	48,973
3.800%, 3/22/30	100,000	111,583

		2,055,109

Media (1.1%)
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	113,111
5.050%, 3/30/29	50,000	57,370
Comcast Corp.
3.300%, 2/1/27	150,000	163,022
4.150%, 10/15/28	150,000	171,155
4.250%, 10/15/30	100,000	115,405
Diamond Sports Group LLC
5.375%, 8/15/26§	1,000,000	716,490
Discovery Communications LLC
2.950%, 3/20/23	132,000	137,859
3.900%, 11/15/24	150,000	164,018
DISH DBS Corp.
5.000%, 3/15/23	4,000,000	4,163,000
Fox Corp.
4.709%, 1/25/29	50,000	57,356
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24	76,000	83,456
Omnicom Group, Inc.
3.600%, 4/15/26	150,000	164,410
Univision Communications, Inc.
6.625%, 6/1/27§	1,000,000	1,066,050
ViacomCBS, Inc.
4.750%, 5/15/25	100,000	112,969
4.950%, 1/15/31	100,000	117,980
WPP Finance 2010
3.750%, 9/19/24	100,000	108,828

		7,512,479

Wireless Telecommunication Services (0.8%)
Sprint Communications, Inc.
11.500%, 11/15/21	2,500,000	2,650,000
Sprint Corp.
7.875%, 9/15/23	1,200,000	1,371,000
7.625%, 3/1/26	1,000,000	1,222,700
T-Mobile USA, Inc.
3.875%, 4/15/30§	200,000	217,336
Vodafone Group plc
4.375%, 5/30/28	100,000	114,793

		5,575,829

Total Communication Services		17,442,181

Consumer Discretionary (1.1%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	75,000	81,833
Lear Corp.
4.250%, 5/15/29	50,000	54,864

		136,697

Automobiles (0.5%)
Ford Motor Co.
4.346%, 12/8/26	2,000,000	2,100,960
General Motors Co.
5.150%, 4/1/38	1,000,000	1,143,140

		3,244,100

Hotels, Restaurants & Leisure (0.4%)
Hyatt Hotels Corp.
5.750%, 4/23/30	50,000	58,102
Las Vegas Sands Corp.
3.900%, 8/8/29	50,000	51,081
Marriott International, Inc. Series FF
4.625%, 6/15/30	50,000	55,891
McDonald’s Corp.
3.700%, 1/30/26	200,000	220,319
Sands China Ltd.
4.600%, 8/8/23	200,000	213,758
Starbucks Corp.
4.000%, 11/15/28	100,000	112,184
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	2,108,000

		2,819,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.0%)
Leggett & Platt, Inc.
4.400%, 3/15/29	$50,000	$55,509
Lennar Corp.
5.000%, 6/15/27	100,000	114,829

		170,338

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24	200,000	216,518
Amazon.com, Inc.
1.500%, 6/3/30	50,000	47,665
Booking Holdings, Inc.
4.625%, 4/13/30	50,000	58,101
eBay, Inc.
2.700%, 3/11/30	50,000	49,974
Expedia Group, Inc.
3.250%, 2/15/30	75,000	76,095

		448,353

Leisure Products (0.0%)
Hasbro, Inc.
3.900%, 11/19/29	50,000	53,347

Multiline Retail (0.0%)
Target Corp.
2.250%, 4/15/25	100,000	104,568

Specialty Retail (0.1%)
AutoZone, Inc.
3.625%, 4/15/25	200,000	217,732
Home Depot, Inc. (The)
2.800%, 9/14/27	150,000	160,339
2.700%, 4/15/30	50,000	51,751
Lowe’s Cos., Inc.
3.100%, 5/3/27	200,000	215,295
O’Reilly Automotive, Inc.
4.200%, 4/1/30	100,000	112,033
TJX Cos., Inc. (The)
3.875%, 4/15/30	50,000	56,234

		813,384

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.850%, 3/27/30	100,000	105,297

Total Consumer Discretionary		7,895,419

Consumer Staples (1.0%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	175,181
Coca-Cola Co. (The)
3.450%, 3/25/30	100,000	109,965
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	164,863
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	115,400
PepsiCo, Inc.
3.600%, 3/1/24	250,000	271,487
3.000%, 10/15/27	150,000	162,168

		999,064

Food & Staples Retailing (0.1%)
Sysco Corp.
5.950%, 4/1/30	50,000	62,567
Walgreen Co.
3.100%, 9/15/22	150,000	155,580
Walmart, Inc.
3.300%, 4/22/24	100,000	108,188
3.050%, 7/8/26	200,000	216,574

		542,909

Food Products (0.3%)
Campbell Soup Co.
4.150%, 3/15/28	75,000	83,871
Conagra Brands, Inc.
4.850%, 11/1/28	75,000	87,395
General Mills, Inc.
4.200%, 4/17/28	100,000	112,757
Kellogg Co.
3.250%, 4/1/26	150,000	161,640
Kraft Heinz Foods Co.
4.625%, 1/30/29	1,200,000	1,345,740
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	111,795
Mondelez International, Inc.
1.500%, 5/4/25	60,000	60,591
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	103,839
4.350%, 3/1/29	75,000	85,159
Unilever Capital Corp.
2.000%, 7/28/26	150,000	154,787

		2,307,574

Household Products (0.1%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	154,675
3.500%, 12/15/24	100,000	109,449
Procter & Gamble Co. (The)
2.450%, 11/3/26	150,000	158,925

		423,049

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29	114,000	130,599
BAT Capital Corp.
3.222%, 8/15/24	150,000	159,695
3.557%, 8/15/27	2,000,000	2,127,725
4.906%, 4/2/30	50,000	56,877
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	103,019
3.600%, 11/15/23	50,000	53,803
3.375%, 8/15/29	100,000	107,537
Reynolds American, Inc.
4.450%, 6/12/25	150,000	166,510

		2,905,765

Total Consumer Staples		7,178,361

Energy (1.7%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	96,142
Halliburton Co.
3.800%, 11/15/25	15,000	16,469
Weatherford International Ltd.
8.750%, 9/1/24§	2,500,000	2,612,125

		2,724,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Oil, Gas & Consumable Fuels (1.3%)
Boardwalk Pipelines LP
4.800%, 5/3/29	$75,000	$83,811
BP Capital Markets America, Inc.
4.234%, 11/6/28	150,000	169,878
BP Capital Markets plc
3.535%, 11/4/24	150,000	164,016
Calumet Specialty Products Partners LP
7.625%, 1/15/22	704,000	700,480
9.250%, 7/15/24§	1,296,000	1,412,640
11.000%, 4/15/25§	1,000,000	1,040,000
Canadian Natural Resources Ltd.
2.950%, 1/15/23	100,000	103,768
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	50,000	57,120
3.700%, 11/15/29	50,000	52,433
Chesapeake Energy Corp.
5.875%, 2/1/29§	1,000,000	1,061,300
Chevron Corp.
2.954%, 5/16/26	100,000	107,114
ConocoPhillips
4.300%, 8/15/28§	50,000	56,852
ConocoPhillips Co.
6.950%, 4/15/29	50,000	66,236
Diamondback Energy, Inc.
3.500%, 12/1/29	50,000	51,868
Ecopetrol SA
5.375%, 6/26/26	50,000	55,881
Enbridge, Inc.
3.700%, 7/15/27	150,000	162,769
Energy Transfer Operating LP
3.600%, 2/1/23	100,000	104,116
3.750%, 5/15/30	50,000	51,563
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	168,956
2.800%, 1/31/30	75,000	77,373
EOG Resources, Inc.
4.150%, 1/15/26	75,000	84,186
Equinor ASA
3.125%, 4/6/30	100,000	105,376
Exxon Mobil Corp.
2.019%, 8/16/24	250,000	260,791
2.992%, 3/19/25	50,000	53,537
3.294%, 3/19/27	50,000	54,768
Husky Energy, Inc.
4.000%, 4/15/24	50,000	53,403
Kinder Morgan Energy Partners LP
4.300%, 5/1/24	150,000	163,940
Kinder Morgan, Inc.
4.300%, 3/1/28	50,000	55,637
Marathon Oil Corp.
2.800%, 11/1/22	34,000	34,894
Marathon Petroleum Corp.
3.625%, 9/15/24	150,000	162,017
MPLX LP
4.875%, 6/1/25	100,000	112,147
1.750%, 3/1/26	100,000	100,133
Occidental Petroleum Corp.
8.000%, 7/15/25	500,000	573,965
6.625%, 9/1/30	500,000	560,775
ONEOK, Inc.
4.000%, 7/13/27	100,000	108,367
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	105,540
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	285,779
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	161,871
Total Capital International SA
2.700%, 1/25/23	100,000	104,228
3.455%, 2/19/29	50,000	54,276
TransCanada PipeLines Ltd.
4.875%, 1/15/26	120,000	137,486
4.250%, 5/15/28	50,000	56,163
Valero Energy Corp.
4.000%, 4/1/29	75,000	81,014
Williams Cos., Inc. (The)
4.300%, 3/4/24	150,000	163,337
3.750%, 6/15/27	75,000	81,685

		9,463,489

Total Energy		12,188,225

Financials (4.7%)
Banks (2.8%)
Banco Santander SA
2.746%, 5/28/25	200,000	209,112
Bank of America Corp.
3.300%, 1/11/23	150,000	157,471
4.125%, 1/22/24	100,000	109,179
4.000%, 1/22/25	250,000	273,053
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	250,000	268,385
3.500%, 4/19/26	200,000	219,293
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	110,094
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	2,256,019
(SOFR + 2.15%), 2.592%, 4/29/31(k)	100,000	96,671
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,110,000
Series L
4.183%, 11/25/27	250,000	278,089
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	551,900
Bank of Montreal
2.350%, 9/11/22	150,000	154,343
Bank of Nova Scotia (The)
4.500%, 12/16/25	100,000	113,302
Barclays plc
4.375%, 1/12/26	200,000	222,650
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	200,000	229,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	$250,000	$266,030
3.400%, 5/1/26	200,000	217,274
4.450%, 9/29/27	250,000	281,007
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	165,037
4.125%, 7/25/28	2,000,000	2,206,784
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	100,000	107,984
Comerica, Inc.
4.000%, 2/1/29	25,000	27,864
Fifth Third Bank NA
3.850%, 3/15/26	200,000	219,750
HSBC Holdings plc
4.250%, 3/14/24	200,000	216,487
(SOFR + 1.54%), 1.645%, 4/18/26(k)	200,000	200,033
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	300,000	325,189
Huntington Bancshares, Inc.
2.625%, 8/6/24	200,000	210,745
JPMorgan Chase & Co.
3.250%, 9/23/22	100,000	104,231
3.625%, 5/13/24	250,000	271,518
3.125%, 1/23/25	150,000	160,675
(SOFR + 1.59%), 2.005%, 3/13/26(k)	200,000	205,440
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	102,697
2.950%, 10/1/26	250,000	266,482
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	100,000	112,478
(SOFR + 1.51%), 2.739%, 10/15/30(k)	200,000	202,785
(SOFR + 2.04%), 2.522%, 4/22/31(k)	100,000	99,325
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	1,800,000	1,854,000
KeyCorp
2.550%, 10/1/29	100,000	100,540
Kreditanstalt fuer Wiederaufbau
2.125%, 1/17/23	250,000	258,375
2.875%, 4/3/28	250,000	272,821
Landwirtschaftliche Rentenbank
Series 40
0.500%, 5/27/25	250,000	246,964
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	215,230
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24	200,000	211,757
3.850%, 3/1/26	200,000	220,553
4.050%, 9/11/28	100,000	111,149
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	269,404
MUFG Americas Holdings Corp.
3.000%, 2/10/25	40,000	42,454
Natwest Group plc
3.875%, 9/12/23	200,000	214,425
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	200,000	227,548
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	250,000	272,445
2.550%, 1/22/30‡	100,000	100,845
Royal Bank of Canada
2.250%, 11/1/24	250,000	262,207
Sumitomo Mitsui Financial Group, Inc.
2.696%, 7/16/24	250,000	263,492
2.130%, 7/8/30	200,000	193,245
Toronto-Dominion Bank (The)
0.750%, 6/12/23	300,000	301,962
Truist Financial Corp.
2.200%, 3/16/23	250,000	258,245
1.950%, 6/5/30	150,000	144,813
US Bancorp
2.950%, 7/15/22	150,000	154,733
3.375%, 2/5/24	100,000	107,517
Series V
2.375%, 7/22/26	150,000	156,131
Wells Fargo & Co.
4.125%, 8/15/23	100,000	107,991
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	250,000	260,926
3.000%, 10/23/26	150,000	160,585
4.150%, 1/24/29	150,000	168,383
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	100,000	100,584
Westpac Banking Corp.
3.300%, 2/26/24	250,000	268,880
2.700%, 8/19/26	100,000	106,019

		19,963,218

Capital Markets (0.8%)
Bank of New York Mellon Corp. (The)
2.800%, 5/4/26	200,000	214,002
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	112,625
Charles Schwab Corp. (The)
4.000%, 2/1/29	100,000	112,829
Credit Suisse AG
3.625%, 9/9/24	250,000	270,804
Deutsche Bank AG
3.700%, 5/30/24	250,000	266,948
Goldman Sachs Group, Inc. (The)
3.625%, 1/22/23	150,000	158,218
4.000%, 3/3/24	300,000	327,095
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,819,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 10/21/25	$200,000	$222,748
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	250,000	279,545
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	108,283
Invesco Finance plc
3.750%, 1/15/26	100,000	109,587
Moody’s Corp.
4.500%, 9/1/22	50,000	52,359
Morgan Stanley
4.875%, 11/1/22	100,000	106,601
3.750%, 2/25/23	100,000	105,971
(SOFR + 0.46%), 0.529%, 1/25/24(k)	200,000	199,619
(SOFR + 1.99%), 2.188%, 4/28/26(k)	100,000	103,316
3.125%, 7/27/26	150,000	161,562
4.350%, 9/8/26	100,000	112,607
3.625%, 1/20/27	100,000	109,678
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	108,457
(SOFR + 1.14%), 2.699%, 1/22/31(k)	75,000	76,098
Series F
3.875%, 4/29/24	100,000	109,105
Nasdaq, Inc.
3.850%, 6/30/26	150,000	165,403
Nomura Holdings, Inc.
1.851%, 7/16/25	200,000	199,437
State Street Corp.
3.300%, 12/16/24	95,000	103,566

		5,715,490

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	250,000	258,895
American Express Co.
2.650%, 12/2/22	212,000	219,953
3.625%, 12/5/24	150,000	163,270
American Honda Finance Corp.
2.200%, 6/27/22	250,000	255,513
1.200%, 7/8/25	100,000	99,516
Capital One Financial Corp.
3.500%, 6/15/23	200,000	212,747
4.200%, 10/29/25	1,500,000	1,655,563
3.750%, 7/28/26	50,000	54,163
3.800%, 1/31/28	100,000	109,379
Caterpillar Financial Services Corp.
2.150%, 11/8/24	100,000	104,473
Discover Financial Services
3.850%, 11/21/22	100,000	105,250
General Motors Financial Co., Inc.
4.000%, 1/15/25	150,000	162,903
5.250%, 3/1/26	150,000	171,730
4.350%, 1/17/27	100,000	110,740
John Deere Capital Corp.
1.750%, 3/9/27	100,000	100,750
Synchrony Financial
4.250%, 8/15/24	100,000	109,013
Toyota Motor Credit Corp.
2.150%, 9/8/22	150,000	153,804
3.000%, 4/1/25	200,000	213,535

		4,261,197

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	99,058
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	200,000	216,499
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	108,528
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§	1,100,000	1,075,063
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	161,188
Shell International Finance BV
3.400%, 8/12/23	100,000	106,952
2.375%, 11/7/29	100,000	100,719

		1,868,007

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	50,000	54,297
Allstate Corp. (The)
3.150%, 6/15/23	100,000	105,779
American International Group, Inc.
3.900%, 4/1/26	100,000	110,150
4.250%, 3/15/29	50,000	56,174
Aon plc
3.875%, 12/15/25	150,000	165,778
Athene Holding Ltd.
4.125%, 1/12/28	50,000	54,284
CNA Financial Corp.
3.900%, 5/1/29	50,000	55,232
CNO Financial Group, Inc.
5.250%, 5/30/29	50,000	57,833
Loews Corp.
3.750%, 4/1/26	50,000	55,278
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	150,000	161,706
MetLife, Inc.
3.600%, 4/10/24	100,000	108,645
Progressive Corp. (The)
4.000%, 3/1/29	75,000	84,587
Prudential Financial, Inc.
3.878%, 3/27/28	50,000	56,366
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)(x)	50,000	57,160
Prudential plc
3.125%, 4/14/30	50,000	52,750
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	109,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Willis North America, Inc.
2.950%, 9/15/29	$50,000	$51,498

		1,396,806

Total Financials		33,204,718

Health Care (5.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.250%, 10/1/22	150,000	155,090
2.600%, 11/21/24	100,000	105,383
3.800%, 3/15/25	1,400,000	1,532,405
3.600%, 5/14/25	185,000	201,238
2.950%, 11/21/26	100,000	106,262
Amgen, Inc.
2.700%, 5/1/22	110,000	112,225
3.625%, 5/22/24	250,000	269,578
Biogen, Inc.
3.625%, 9/15/22	100,000	104,360
4.050%, 9/15/25	40,000	44,325
Gilead Sciences, Inc.
3.250%, 9/1/22	40,000	41,425
3.700%, 4/1/24	100,000	107,704
3.650%, 3/1/26	100,000	109,726

		2,889,721

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	25,000	27,275
3.700%, 6/6/27	98,000	107,632
Boston Scientific Corp.
3.850%, 5/15/25	77,000	84,886
Medtronic, Inc.
3.500%, 3/15/25	76,000	83,133
Stryker Corp.
3.375%, 5/15/24	150,000	161,333

		464,259

Health Care Providers & Services (3.7%)
Aetna, Inc.
2.750%, 11/15/22	150,000	154,393
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	161,256
Anthem, Inc.
2.875%, 9/15/29	50,000	51,752
2.250%, 5/15/30	70,000	68,750
Cigna Corp.
3.750%, 7/15/23	540,000	577,171
4.375%, 10/15/28	150,000	171,362
Community Health Systems, Inc.
8.000%, 3/15/26§	13,900,000	14,991,845
6.875%, 4/15/29§	2,000,000	2,085,500
CVS Health Corp.
3.700%, 3/9/23	32,000	33,919
4.100%, 3/25/25	31,000	34,316
4.300%, 3/25/28	1,179,000	1,336,282
3.750%, 4/1/30	150,000	162,981
HCA, Inc.
5.875%, 5/1/23	1,500,000	1,629,795
4.125%, 6/15/29	50,000	55,273
Humana, Inc.
3.125%, 8/15/29	100,000	104,119
McKesson Corp.
3.796%, 3/15/24	100,000	108,228
Tenet Healthcare Corp.
5.125%, 5/1/25	4,000,000	4,046,200
UnitedHealth Group, Inc.
3.350%, 7/15/22	250,000	259,552
3.750%, 7/15/25	50,000	55,329
2.875%, 8/15/29	100,000	105,093

		26,193,116

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	106,451
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	100,000	116,235

		222,686

Pharmaceuticals (1.4%)
AstraZeneca plc
3.375%, 11/16/25	200,000	217,644
Bausch Health Cos., Inc.
5.500%, 11/1/25§	3,000,000	3,073,890
5.000%, 2/15/29§	300,000	297,465
Bristol-Myers Squibb Co.
0.537%, 11/13/23	300,000	300,229
3.400%, 7/26/29	150,000	163,031
Endo Dac
9.500%, 7/31/27§	343,000	372,583
6.000%, 6/30/28§	526,000	430,334
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	104,665
3.875%, 5/15/28	50,000	56,156
Johnson & Johnson
2.050%, 3/1/23	35,000	36,052
3.375%, 12/5/23	100,000	107,868
Merck & Co., Inc.
2.400%, 9/15/22	150,000	153,760
Novartis Capital Corp.
3.400%, 5/6/24	100,000	108,271
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	2,129,000	2,256,591
Pfizer, Inc.
3.400%, 5/15/24	100,000	108,464
3.000%, 12/15/26	150,000	163,295
Royalty Pharma plc
0.750%, 9/2/23§	100,000	99,850
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	231,061
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,100,000	1,210,926
Viatris, Inc.
1.650%, 6/22/25§	200,000	200,503
Zoetis, Inc.
3.250%, 2/1/23	150,000	156,464

		9,849,102

Total Health Care		39,618,884

Industrials (1.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.196%, 2/4/26	100,000	99,569
3.200%, 3/1/29	100,000	101,293
5.150%, 5/1/30	100,000	114,927
General Dynamics Corp.
3.750%, 5/15/28	150,000	166,364
L3Harris Technologies, Inc.
4.400%, 6/15/28	100,000	113,422
Lockheed Martin Corp.
3.550%, 1/15/26	150,000	165,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
3.250%, 1/15/28	$150,000	$160,449
Precision Castparts Corp.
2.500%, 1/15/23	75,000	77,498
Raytheon Technologies Corp.
3.950%, 8/16/25	1,750,000	1,941,704
4.125%, 11/16/28	150,000	168,491
Textron, Inc.
4.300%, 3/1/24	100,000	108,683

		3,217,637

Air Freight & Logistics (0.0%)
FedEx Corp.
3.400%, 2/15/28	150,000	162,119
United Parcel Service, Inc.
3.400%, 3/15/29	100,000	108,485

		270,604

Airlines (0.0%)
Southwest Airlines Co.
2.625%, 2/10/30	50,000	49,135

Building Products (0.0%)
Carrier Global Corp.
2.493%, 2/15/27	100,000	103,263

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
2.500%, 8/15/24	200,000	210,141

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	154,177

Industrial Conglomerates (0.1%)
3M Co.
3.375%, 3/1/29	100,000	108,319
General Electric Co.
3.625%, 5/1/30	100,000	107,636
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	103,622
1.400%, 9/15/27	100,000	95,990
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	100,000	109,740

		525,307

Machinery (0.1%)
Deere & Co.
2.600%, 6/8/22	100,000	102,143
2.750%, 4/15/25	200,000	212,676
Flowserve Corp.
4.000%, 11/15/23	100,000	105,608
Otis Worldwide Corp.
2.293%, 4/5/27	100,000	102,461
Parker-Hannifin Corp.
3.250%, 6/14/29	50,000	53,171
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28(e)	75,000	85,362

		661,421

Road & Rail (0.3%)
Ashtead Capital, Inc.
4.250%, 11/1/29§	1,250,000	1,333,856
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	27,275
CSX Corp.
3.350%, 11/1/25	250,000	272,305
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	50,977
Ryder System, Inc.
2.900%, 12/1/26	45,000	47,910
Union Pacific Corp.
3.700%, 3/1/29	100,000	110,304

		1,842,627

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.250%, 3/1/25	150,000	157,599
3.000%, 2/1/30	50,000	48,077
Aircastle Ltd.
4.125%, 5/1/24	100,000	105,470
United Rentals North America, Inc.
4.875%, 1/15/28	750,000	788,152
WESCO Distribution, Inc.
7.125%, 6/15/25§	900,000	981,333

		2,080,631

Total Industrials		9,114,943

Information Technology (0.7%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
3.625%, 3/4/24	150,000	163,714
Motorola Solutions, Inc.
4.600%, 5/23/29	50,000	56,743

		220,457

Electronic Equipment, Instruments & Components (0.0%)
Flex Ltd.
4.875%, 6/15/29	50,000	56,084

IT Services (0.1%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	59,680
Fiserv, Inc.
3.500%, 7/1/29	100,000	107,886
Global Payments, Inc.
3.200%, 8/15/29	100,000	104,441
International Business Machines Corp.
3.450%, 2/19/26	150,000	164,010
1.950%, 5/15/30	100,000	96,965
Mastercard, Inc.
3.350%, 3/26/30	200,000	219,666
PayPal Holdings, Inc.
2.850%, 10/1/29	100,000	103,960
Visa, Inc.
2.750%, 9/15/27	150,000	159,807

		1,016,415

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp.
3.875%, 1/15/27	350,000	380,714
Broadcom, Inc.
4.150%, 11/15/30	100,000	107,849
Intel Corp.
2.700%, 12/15/22	150,000	155,977
3.900%, 3/25/30	150,000	169,490
Lam Research Corp.
3.800%, 3/15/25	60,000	66,057
1.900%, 6/15/30	30,000	28,925
Micron Technology, Inc.
5.327%, 2/6/29	50,000	58,740
NXP BV
4.300%, 6/18/29§	75,000	83,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
QUALCOMM, Inc.
1.300%, 5/20/28	$264,000	$251,261

		1,302,728

Software (0.2%)
Citrix Systems, Inc.
3.300%, 3/1/30	50,000	51,236
Microsoft Corp.
3.300%, 2/6/27	250,000	274,952
Oracle Corp.
2.500%, 5/15/22	150,000	152,948
2.400%, 9/15/23	150,000	155,890
2.500%, 4/1/25	100,000	104,819
2.650%, 7/15/26	250,000	262,336
2.875%, 3/25/31	50,000	50,833
VMware, Inc.
2.950%, 8/21/22	150,000	154,744

		1,207,758

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
3.000%, 2/9/24	150,000	160,032
3.200%, 5/13/25	115,000	124,803
3.350%, 2/9/27	250,000	274,755
3.000%, 11/13/27	200,000	215,612
Dell International LLC
5.450%, 6/15/23§	150,000	163,932
6.020%, 6/15/26§	95,000	112,393
6.200%, 7/15/30§	50,000	61,955
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	150,000	170,888
HP, Inc.
3.400%, 6/17/30	50,000	52,281

		1,336,651

Total Information Technology		5,140,093

Materials (0.6%)
Chemicals (0.1%)
Dow Chemical Co. (The)
4.800%, 11/30/28	50,000	58,321
DuPont de Nemours, Inc.
4.725%, 11/15/28	150,000	174,352
Eastman Chemical Co.
3.600%, 8/15/22	100,000	103,491
Nutrien Ltd.
3.150%, 10/1/22	50,000	51,589
3.375%, 3/15/25	150,000	161,195
PPG Industries, Inc.
2.800%, 8/15/29	50,000	51,835

		600,783

Containers & Packaging (0.3%)
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	500,000	505,775
7.250%, 4/15/25§	1,700,000	1,695,750
WRKCo., Inc.
3.900%, 6/1/28	150,000	165,159

		2,366,684

Metals & Mining (0.2%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	1,000,000	1,090,730

Total Materials		4,058,197

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	100,000	111,114
American Tower Corp. (REIT)
3.500%, 1/31/23	150,000	157,825
3.550%, 7/15/27	150,000	162,209
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	102,948
2.450%, 1/15/31	100,000	99,839
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	106,771
3.250%, 1/30/31	50,000	51,732
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	161,652
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	281,479
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	75,000	80,496
Equinix, Inc. (REIT)
5.375%, 5/15/27	1,000,000	1,044,450
3.200%, 11/18/29	35,000	36,229
ERP Operating LP (REIT)
3.000%, 7/1/29	50,000	51,949
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	109,208
GLP Capital LP (REIT)
5.300%, 1/15/29	100,000	112,110
Healthpeak Properties, Inc. (REIT)
3.500%, 7/15/29	50,000	53,582
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	91,000	97,722
Realty Income Corp. (REIT)
3.250%, 1/15/31	100,000	105,570
Regency Centers LP (REIT)
2.950%, 9/15/29	50,000	50,841
Simon Property Group LP (REIT)
2.450%, 9/13/29	150,000	147,751
SITE Centers Corp. (REIT)
4.250%, 2/1/26	100,000	106,339
Spirit Realty LP (REIT)
4.000%, 7/15/29	50,000	53,620
Ventas Realty LP (REIT)
3.000%, 1/15/30	100,000	102,643
VEREIT Operating Partnership LP (REIT)
2.200%, 6/15/28	75,000	73,689
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	164,642
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	100,000	110,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
WP Carey, Inc. (REIT)
4.250%, 10/1/26	$100,000	$112,021

		3,848,788

Total Real Estate		3,848,788

Utilities (0.4%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.
Series J
4.300%, 12/1/28	150,000	169,034
Arizona Public Service Co.
2.600%, 8/15/29	25,000	25,571
Commonwealth Edison Co.
2.550%, 6/15/26	150,000	158,323
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	155,079
Duke Energy Carolinas LLC
2.450%, 8/15/29	50,000	50,478
Duke Energy Corp.
3.150%, 8/15/27	200,000	213,342
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	155,965
Evergy, Inc.
2.900%, 9/15/29	50,000	50,917
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	200,000	195,603
Northern States Power Co.
2.150%, 8/15/22	100,000	101,472
Pacific Gas and Electric Co.
3.150%, 1/1/26(x)	100,000	104,226
4.550%, 7/1/30	100,000	108,013
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	77,700
Public Service Electric & Gas Co.
3.650%, 9/1/28	50,000	55,025
Southern California Edison Co.
2.850%, 8/1/29	50,000	51,052
Series 20C
1.200%, 2/1/26	100,000	98,575
Southern Co. (The)
3.250%, 7/1/26	250,000	267,375
Xcel Energy, Inc.
4.000%, 6/15/28	25,000	27,691

		2,065,441

Gas Utilities (0.0%)
Eastern Energy Gas Holdings LLC
3.600%, 12/15/24	75,000	81,778

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
1.375%, 1/15/26§	100,000	97,146

Multi-Utilities (0.1%)
Ameren Corp.
3.650%, 2/15/26	100,000	109,061
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	268,812
Consumers Energy Co.
3.375%, 8/15/23	100,000	106,077
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	100,000	106,111
DTE Energy Co. Series C
3.400%, 6/15/29	75,000	79,785
NiSource, Inc.
2.950%, 9/1/29	50,000	51,206
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	159,797

		880,849

Total Utilities		3,125,214

Total Corporate Bonds		142,815,023

Foreign Government Securities (0.5%)
Canada Government Bond
1.625%, 1/22/25	200,000	207,188
Italian Republic Government Bond
6.875%, 9/27/23	100,000	114,646
1.250%, 2/17/26	200,000	195,558
Japan Bank for International Cooperation
3.375%, 10/31/23	200,000	214,664
2.500%, 5/23/24	200,000	211,690
Province of Alberta
3.300%, 3/15/28	100,000	110,036
Province of Manitoba
2.125%, 6/22/26	100,000	104,451
Province of Ontario
2.450%, 6/29/22	150,000	154,059
2.000%, 10/2/29	100,000	100,789
Province of Quebec
2.875%, 10/16/24	100,000	107,709
1.500%, 2/11/25	200,000	205,602
Republic of Colombia
3.875%, 4/25/27	250,000	267,266
Republic of Indonesia
4.100%, 4/24/28	200,000	221,250
Republic of Korea
2.500%, 6/19/29	200,000	208,000
Republic of Panama
4.000%, 9/22/24	200,000	218,062
Republic of Peru
2.783%, 1/23/31	100,000	99,937
Republic of Philippines
10.625%, 3/16/25	150,000	205,125
2.457%, 5/5/30	200,000	202,022
Republic of Poland
4.000%, 1/22/24	100,000	109,342
Svensk Exportkredit AB
0.250%, 9/29/23	250,000	249,256
United Mexican States
4.500%, 4/22/29	200,000	221,125

Total Foreign Government Securities		3,727,777

Mortgage-Backed Securities (0.7%)
FNMA UMBS
4.000%, 8/1/49	392,106	428,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
3.000%, 1/20/51	$4,173,995	$4,390,280

Total Mortgage-Backed Securities		4,818,316

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE
7.425%, 2/15/29	100,000	127,916
Oregon School Boards Association, Taxable- Pension-Series 2002B, NATL-RE
5.550%, 6/30/28	150,000	177,166
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	82,572

Total Municipal Bonds		387,654

Supranational (0.6%)
African Development Bank
0.750%, 4/3/23	200,000	201,751
Asian Development Bank
2.625%, 1/30/24	350,000	371,829
2.375%, 8/10/27	150,000	158,704
2.500%, 11/2/27	200,000	212,909
2.750%, 1/19/28	100,000	108,402
Council of Europe Development Bank
1.375%, 2/27/25	200,000	204,668
European Bank for Reconstruction & Development
0.250%, 7/10/23	250,000	249,542
European Investment Bank
1.375%, 5/15/23	200,000	204,747
2.125%, 4/13/26	500,000	526,851
2.375%, 5/24/27	200,000	212,085
Inter-American Development Bank
0.250%, 11/15/23	500,000	498,234
2.375%, 7/7/27	150,000	158,768
2.250%, 6/18/29	100,000	104,418
International Bank for Reconstruction & Development
1.500%, 8/28/24	500,000	515,223
0.625%, 4/22/25	200,000	198,620
1.875%, 10/27/26	150,000	155,711
1.750%, 10/23/29	100,000	100,237
0.875%, 5/14/30	200,000	184,750
Nordic Investment Bank
2.250%, 5/21/24	200,000	210,585

Total Supranational		4,578,034

U.S. Government Agency Securities (0.6%)
FFCB
2.850%, 9/20/21	945,000	957,139
FHLB
3.000%, 12/9/22	385,000	403,359
5.375%, 8/15/24	300,000	349,621
3.125%, 6/13/25	375,000	411,398
FHLMC
0.125%, 7/25/22	20,000	19,995
0.250%, 12/4/23	210,000	209,622
0.375%, 7/21/25	20,000	19,645
FNMA
2.625%, 1/11/22	325,000	331,316
2.375%, 1/19/23	125,000	129,893
0.250%, 7/10/23	200,000	200,021
2.625%, 9/6/24(x)	500,000	537,248
0.500%, 6/17/25	100,000	99,022
0.875%, 8/5/30	460,000	425,131

Total U.S. Government Agency Securities		4,093,410

U.S. Treasury Obligations (14.4%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,800,000	2,034,789
7.625%, 2/15/25	1,600,000	2,030,815
6.500%, 11/15/26	1,000,000	1,295,912
6.375%, 8/15/27	1,000,000	1,315,483
6.125%, 11/15/27	650,000	849,699
5.500%, 8/15/28	1,250,000	1,606,316
5.250%, 11/15/28	1,700,000	2,165,064
U.S. Treasury Notes
1.875%, 2/28/22	2,000,000	2,032,637
1.875%, 4/30/22	700,000	713,472
1.750%, 5/15/22	800,000	814,728
1.750%, 5/31/22	750,000	764,326
1.750%, 6/30/22	300,000	306,122
2.125%, 6/30/22	1,350,000	1,383,804
1.750%, 7/15/22	650,000	663,692
1.875%, 7/31/22	1,637,900	1,676,235
2.000%, 7/31/22	1,100,000	1,127,597
1.500%, 8/15/22	500,000	509,478
1.625%, 8/31/22	1,800,000	1,838,055
1.875%, 8/31/22	700,000	717,257
1.500%, 9/15/22	1,000,000	1,019,896
0.125%, 10/31/22	2,000,000	1,999,708
0.125%, 11/30/22	2,500,000	2,499,347
2.000%, 11/30/22	4,000,000	4,123,167
2.125%, 12/31/22	1,000,000	1,034,340
0.125%, 1/31/23	400,000	399,781
1.750%, 1/31/23	200,000	205,811
2.375%, 1/31/23	1,000,000	1,040,558
1.500%, 2/28/23	800,000	820,313
2.500%, 3/31/23	750,000	784,958
1.625%, 5/31/23	600,000	618,434
2.500%, 8/15/23	500,000	527,052
1.375%, 8/31/23	500,000	513,876
2.750%, 11/15/23	400,000	425,961
2.125%, 11/30/23	800,000	839,326
2.625%, 12/31/23	2,000,000	2,127,146
2.250%, 1/31/24	2,000,000	2,108,661
2.750%, 2/15/24	200,000	213,857
1.750%, 6/30/24	3,000,000	3,127,206
2.000%, 6/30/24	800,000	840,316
2.125%, 7/31/24	1,000,000	1,055,307
2.375%, 8/15/24	2,500,000	2,659,842
1.500%, 9/30/24	1,000,000	1,034,263
2.125%, 9/30/24	4,750,000	5,016,665
1.500%, 10/31/24	1,300,000	1,344,046
2.250%, 11/15/24	1,800,000	1,909,746
2.250%, 12/31/24	1,000,000	1,062,056
2.000%, 2/15/25	1,790,000	1,884,599
2.750%, 2/28/25	1,000,000	1,081,888
2.125%, 5/15/25	1,000,000	1,058,169
0.250%, 6/30/25	350,000	342,778
0.250%, 7/31/25	1,700,000	1,662,261
2.000%, 8/15/25	800,000	842,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.250%, 9/30/25	$1,300,000	$1,267,556
0.250%, 10/31/25	500,000	486,661
3.000%, 10/31/25	1,400,000	1,537,094
0.375%, 11/30/25	5,502,200	5,379,463
0.375%, 1/31/26	800,000	779,801
0.500%, 2/28/26(x)	2,500,000	2,449,957
0.750%, 3/31/26	400,000	396,340
1.625%, 5/15/26	1,950,000	2,013,182
1.500%, 8/15/26	750,000	767,791
2.250%, 8/15/27	350,000	370,723
2.250%, 11/15/27	950,000	1,005,079
0.625%, 11/30/27	500,000	476,532
2.750%, 2/15/28	1,025,000	1,117,274
1.125%, 2/29/28	200,000	196,376
1.250%, 3/31/28	500,000	494,498
2.875%, 5/15/28	700,000	768,988
2.875%, 8/15/28	1,300,000	1,428,948
2.625%, 2/15/29	2,050,000	2,216,126
1.625%, 8/15/29	1,115,000	1,118,266
1.500%, 2/15/30	1,300,000	1,283,233
0.625%, 5/15/30	400,000	363,764
0.625%, 8/15/30	1,875,000	1,697,929
0.875%, 11/15/30(x)	2,050,000	1,894,308
1.125%, 2/15/31	2,500,000	2,359,742

Total U.S. Treasury Obligations		101,939,091

Total Long-Term Debt Securities (37.3%) (Cost $251,745,031)		264,443,671

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Financials (0.1%)
Capital Markets (0.1%)
KKR & Co., Inc.,
Series C
6.000%	6,000	399,900

Total Financials		399,900

Information Technology (0.6%)
Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.,
Series A
8.000%	3,000	4,423,470

Total Information Technology		4,423,470

Utilities (1.5%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.,
6.125%(x)	55,000	2,654,300
NextEra Energy, Inc.,
5.279%	40,000	1,981,200
6.219%(x)	10,000	496,000
Southern Co. (The),
Series 2019
6.750%	20,000	1,018,600

		6,150,100
Multi-Utilities (0.7%)
DTE Energy Co.,
6.250%	55,000	2,732,950
Sempra Energy,
Series B
6.750%	20,000	2,093,200

		4,826,150

Total Utilities		10,976,250

Total Convertible Preferred Stocks (2.2%) (Cost $13,964,633)		15,799,620

PREFERRED STOCKS:
Financials (0.0%)
Banks (0.0%)
JPMorgan Chase & Co.,
Series EE
6.000%(y)	1,609	44,215

Total Financials		44,215

Utilities (0.3%)
Multi-Utilities (0.3%)
Dominion Energy, Inc.,
Series A
7.250%(x)	20,000	1,976,800

Total Utilities		1,976,800

Total Preferred Stocks (0.3%) (Cost $2,017,589)		2,021,015

COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	26,114	790,471
BCE, Inc.	35,000	1,579,971
Lumen Technologies, Inc.	3,696	49,342
Verizon Communications, Inc.	115,170	6,697,135

		9,116,919

Entertainment (0.4%)
Activision Blizzard, Inc.	2,845	264,585
Electronic Arts, Inc.	1,039	140,649
Live Nation Entertainment, Inc.*	530	44,865
Netflix, Inc.*	1,626	848,219
Take-Two Interactive
Software, Inc.*	424	74,921
Walt Disney Co. (The)*	6,662	1,229,272

		2,602,511

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	1,104	2,277,022
Alphabet, Inc., Class C*	1,058	2,188,611
Facebook, Inc., Class A*	8,830	2,600,700
Twitter, Inc.*	2,929	186,372

		7,252,705

Media (0.8%)
Charter Communications, Inc., Class A*	519	320,233
Comcast Corp., Class A	86,798	4,696,640
Discovery, Inc., Class A*	597	25,945
Discovery, Inc., Class C*	1,064	39,251
DISH Network Corp., Class A*	904	32,725
Fox Corp., Class A	1,228	44,343
Fox Corp., Class B	564	19,701
Interpublic Group of Cos., Inc. (The)	1,458	42,574
News Corp., Class A	1,492	37,941
News Corp., Class B	504	11,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Omnicom Group, Inc.	784	$58,134
ViacomCBS, Inc.	2,080	93,808

		5,423,119

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,146	268,872

Total Communication Services		24,664,126

Consumer Discretionary (3.1%)
Auto Components (0.0%)
Aptiv plc*	995	137,210
BorgWarner, Inc.	899	41,678

		178,888

Automobiles (0.8%)
Ford Motor Co.*	14,408	176,498
General Motors Co.*	54,698	3,142,947
Tesla, Inc.*	2,819	1,882,895

		5,202,340

Distributors (0.0%)
Genuine Parts Co.	527	60,916
LKQ Corp.*	1,025	43,388
Pool Corp.	148	51,096

		155,400

Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment, Inc.*	765	66,899
Carnival Corp.*	2,929	77,736
Chipotle Mexican Grill, Inc.*	103	146,344
Darden Restaurants, Inc.	481	68,302
Domino’s Pizza, Inc.	145	53,329
Hilton Worldwide Holdings, Inc.*	1,026	124,064
Las Vegas Sands Corp.*	1,210	73,519
Marriott International, Inc., Class A*	983	145,592
McDonald’s Corp.	2,742	614,592
MGM Resorts International	1,513	57,479
Norwegian Cruise Line Holdings Ltd.(x)*	1,334	36,805
Penn National Gaming, Inc.*	546	57,243
Royal Caribbean Cruises Ltd.*	803	68,745
Starbucks Corp.	4,321	472,156
Wynn Resorts Ltd.*	386	48,393
Yum! Brands, Inc.	1,111	120,188

		2,231,386

Household Durables (0.1%)
DR Horton, Inc.	1,218	108,548
Garmin Ltd.	552	72,781
Leggett & Platt, Inc.	512	23,373
Lennar Corp., Class A	1,010	102,242
Mohawk Industries, Inc.*	218	41,924
Newell Brands, Inc.	1,394	37,331
NVR, Inc.*	12	56,531
PulteGroup, Inc.	991	51,968
Whirlpool Corp.	230	50,681

		545,379

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	1,572	4,863,894
Booking Holdings, Inc.*	149	347,146
eBay, Inc.	2,345	143,608
Etsy, Inc.*	464	93,575
Expedia Group, Inc.*	501	86,232

		5,534,455

Leisure Products (0.0%)
Hasbro, Inc.	490	47,099

Multiline Retail (0.1%)
Dollar General Corp.	902	182,763
Dollar Tree, Inc.*	866	99,123
Target Corp.	1,842	364,845

		646,731

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	244	44,772
AutoZone, Inc.*	81	113,748
Best Buy Co., Inc.	847	97,244
CarMax, Inc.*	604	80,127
Gap, Inc. (The)*	741	22,067
Home Depot, Inc. (The)	15,346	4,684,367
L Brands, Inc.*	861	53,261
Lowe’s Cos., Inc.	2,674	508,541
O’Reilly Automotive, Inc.*	258	130,871
Ross Stores, Inc.	1,312	157,322
TJX Cos., Inc. (The)	4,421	292,449
Tractor Supply Co.	430	76,144
Ulta Beauty, Inc.*	208	64,307

		6,325,220

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.	1,321	25,984
NIKE, Inc., Class B	4,668	620,331
PVH Corp.*	242	25,579
Ralph Lauren Corp.*	184	22,662
Tapestry, Inc.*	1,011	41,663
Under Armour, Inc., Class A*	693	15,357
Under Armour, Inc., Class C*	714	13,180
VF Corp.	1,183	94,545

		859,301

Total Consumer Discretionary		21,726,199

Consumer Staples (4.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B	670	46,210
Coca-Cola Co. (The)	114,234	6,021,274
Constellation Brands, Inc., Class A	625	142,500
Molson Coors Beverage Co., Class B*	697	35,652
Monster Beverage Corp.*	1,358	123,700
PepsiCo, Inc.	50,056	7,080,421

		13,449,757

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.	1,624	572,427
Kroger Co. (The)	2,746	98,829
Sysco Corp.	1,876	147,716
Walgreens Boots Alliance, Inc.	2,651	145,540
Walmart, Inc.	5,098	692,461

		1,656,973

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,051	116,907
Campbell Soup Co.	730	36,697
Conagra Brands, Inc.	1,802	67,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
General Mills, Inc.	2,254	$138,215
Hershey Co. (The)	545	86,197
Hormel Foods Corp.	1,038	49,596
JM Smucker Co. (The)	388	49,094
Kellogg Co.	925	58,553
Kraft Heinz Co. (The)	2,389	95,560
Lamb Weston Holdings, Inc.	565	43,776
McCormick & Co., Inc. (Non-Voting)	921	82,116
Mondelez International, Inc., Class A	5,185	303,478
Tyson Foods, Inc., Class A	1,085	80,616

		1,208,560

Household Products (1.3%)
Church & Dwight Co., Inc.	873	76,257
Clorox Co. (The)	464	89,496
Colgate-Palmolive Co.	3,104	244,688
Kimberly-Clark Corp.	1,225	170,336
Procter & Gamble Co. (The)	64,041	8,673,073

		9,253,850

Personal Products (0.3%)
Estee Lauder Cos., Inc.
(The), Class A	847	246,350
Unilever plc	40,000	2,236,641

		2,482,991

Tobacco (0.5%)
Altria Group, Inc.	6,847	350,292
Philip Morris International, Inc.	35,731	3,170,769

		3,521,061

Total Consumer Staples		31,573,192

Energy (3.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,676	57,828
Halliburton Co.	3,249	69,724
NOV, Inc.*	1,522	20,882
Schlumberger NV	5,113	139,022

		287,456

Oil, Gas & Consumable Fuels (3.6%)
APA Corp.*	1,451	25,973
BP plc (ADR)	40,000	974,000
Cabot Oil & Gas Corp.	1,425	26,762
Chevron Corp.	87,051	9,122,074
ConocoPhillips	4,969	263,208
Devon Energy Corp.	2,250	49,162
Diamondback Energy, Inc.	613	45,049
EOG Resources, Inc.	2,099	152,240
Exxon Mobil Corp.	165,501	9,239,921
Hess Corp.	1,009	71,397
HollyFrontier Corp.	549	19,643
Kinder Morgan, Inc.	7,195	119,797
Marathon Oil Corp.	2,945	31,453
Marathon Petroleum Corp.	2,395	128,109
Occidental Petroleum Corp.	3,091	82,282
ONEOK, Inc.	1,638	82,981
Phillips 66	1,609	131,198
Pioneer Natural Resources Co.	768	121,974
Royal Dutch Shell plc (ADR), Class A(x)	50,000	1,960,500
TOTAL SE (ADR)	60,000	2,792,400
Valero Energy Corp.	1,501	107,472
Williams Cos., Inc. (The)	4,473	105,965

		25,653,560

Total Energy		25,941,016

Financials (7.4%)
Banks (4.6%)
Bank of America Corp.	212,892	8,236,791
Barclays plc	1,400,000	3,588,330
Citigroup, Inc.	22,658	1,648,370
Citizens Financial Group, Inc.	1,578	69,669
Comerica, Inc.	488	35,009
Fifth Third Bancorp	2,627	98,381
First Republic Bank	639	106,553
Huntington Bancshares, Inc.	3,793	59,626
JPMorgan Chase & Co.	66,204	10,078,235
KeyCorp	3,450	68,931
M&T Bank Corp.	474	71,863
People’s United Financial, Inc.	1,494	26,743
PNC Financial Services
Group, Inc. (The)‡	1,560	273,640
Regions Financial Corp.	3,553	73,405
SVB Financial Group*	190	93,795
Truist Financial Corp.	64,961	3,788,526
US Bancorp	69,980	3,870,594
Wells Fargo & Co.	15,123	590,856
Zions Bancorp NA	563	30,942

		32,810,259

Capital Markets (1.1%)
Ameriprise Financial, Inc.	434	100,883
Bank of New York Mellon Corp. (The)	2,934	138,749
BlackRock, Inc.‡	522	393,567
Cboe Global Markets, Inc.	404	39,871
Charles Schwab Corp. (The)	5,492	357,968
CME Group, Inc.	1,323	270,196
Franklin Resources, Inc.	985	29,156
Goldman Sachs Group, Inc. (The)	1,256	410,712
Intercontinental Exchange, Inc.	2,069	231,066
Invesco Ltd.	1,432	36,115
MarketAxess Holdings, Inc.	140	69,709
Moody’s Corp.	582	173,791
Morgan Stanley	59,519	4,622,245
MSCI, Inc.	305	127,880
Nasdaq, Inc.	423	62,376
Northern Trust Corp.	770	80,935
Raymond James Financial, Inc.	462	56,623
S&P Global, Inc.	885	312,290
State Street Corp.	1,303	109,465
T. Rowe Price Group, Inc.	835	143,286

		7,766,883

Consumer Finance (0.1%)
American Express Co.	2,402	339,739
Capital One Financial Corp.	1,685	214,382
Discover Financial Services	1,127	107,054
Synchrony Financial	2,003	81,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

		$742,617

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	7,000	1,788,290

Insurance (1.3%)
Aflac, Inc.	2,331	119,300
Allstate Corp. (The)	1,117	128,343
American International Group, Inc.	3,170	146,486
Aon plc, Class A	824	189,611
Arthur J Gallagher & Co.	707	88,212
Assurant, Inc.	206	29,205
Chubb Ltd.	1,660	262,230
Cincinnati Financial Corp.	551	56,803
Everest Re Group Ltd.	144	35,685
Globe Life, Inc.	368	35,560
Hartford Financial Services Group, Inc. (The)	1,318	88,029
Lincoln National Corp.	645	40,164
Loews Corp.	788	40,409
Marsh & McLennan Cos., Inc.	1,864	227,035
MetLife, Inc.	120,495	7,324,891
Principal Financial Group, Inc.	919	55,103
Progressive Corp. (The)	2,151	205,657
Prudential Financial, Inc.	1,456	132,642
Travelers Cos., Inc. (The)	930	139,872
Unum Group	748	20,817
W R Berkley Corp.	523	39,408
Willis Towers Watson plc	474	108,489

		9,513,951

Total Financials		52,622,000

Health Care (7.3%)
Biotechnology (1.2%)
AbbVie, Inc.	41,463	4,487,126
Alexion Pharmaceuticals, Inc.*	805	123,093
Amgen, Inc.	12,121	3,015,826
Biogen, Inc.*	551	154,142
Gilead Sciences, Inc.	4,615	298,267
Incyte Corp.*	689	55,995
Regeneron Pharmaceuticals, Inc.*	386	182,632
Vertex Pharmaceuticals, Inc.*	957	205,650

		8,522,731

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	6,490	777,762
ABIOMED, Inc.*	166	52,909
Align Technology, Inc.*	264	142,964
Baxter International, Inc.	1,836	154,848
Becton Dickinson and Co.	1,068	259,684
Boston Scientific Corp.*	5,178	200,130
Cooper Cos., Inc. (The)	182	69,904
Danaher Corp.	2,327	523,761
Dentsply Sirona, Inc.	835	53,281
Dexcom, Inc.*	353	126,865
Edwards Lifesciences Corp.*	2,295	191,954
Hologic, Inc.*	946	70,364
IDEXX Laboratories, Inc.*	314	153,643
Intuitive Surgical, Inc.*	433	319,961
Medtronic plc	4,958	585,689
ResMed, Inc.	533	103,413
STERIS plc	315	60,001
Stryker Corp.	1,204	293,270
Teleflex, Inc.	172	71,459
Varian Medical Systems, Inc.*	337	59,491
West Pharmaceutical Services, Inc.	272	76,644
Zimmer Biomet Holdings, Inc.	765	122,461

		4,470,458

Health Care Providers & Services (1.2%)
AmerisourceBergen Corp.	543	64,112
Anthem, Inc.	900	323,055
Cardinal Health, Inc.	1,084	65,853
Centene Corp.*	2,133	136,320
Cigna Corp.	1,292	312,328
CVS Health Corp.	69,811	5,251,882
DaVita, Inc.*	264	28,451
HCA Healthcare, Inc.	970	182,690
Henry Schein, Inc.*	538	37,251
Humana, Inc.	473	198,305
Laboratory Corp. of America Holdings*	358	91,301
McKesson Corp.	571	111,368
Quest Diagnostics, Inc.	495	63,528
UnitedHealth Group, Inc.	3,471	1,291,455
Universal Health Services, Inc., Class B	282	37,616

		8,195,515

Health Care Technology (0.0%)
Cerner Corp.	1,137	81,728

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,127	143,287
Bio-Rad Laboratories, Inc., Class A*	77	43,980
Illumina, Inc.*	538	206,624
IQVIA Holdings, Inc.*	706	136,357
Mettler-Toledo International, Inc.*	84	97,078
PerkinElmer, Inc.	413	52,984
Thermo Fisher Scientific, Inc.	1,446	659,925
Waters Corp.*	229	65,075

		1,405,310

Pharmaceuticals (4.1%)
AstraZeneca plc	40,000	3,996,286
Bristol-Myers Squibb Co.	88,226	5,569,707
Catalent, Inc.*	642	67,609
Eli Lilly and Co.	2,921	545,701
Johnson & Johnson	34,651	5,694,892
Merck & Co., Inc.	84,263	6,495,835
Perrigo Co. plc	479	19,385
Pfizer, Inc.	170,457	6,175,657
Viatris, Inc.*	4,443	62,069
Zoetis, Inc.	1,749	275,432

		28,902,573

Total Health Care		51,578,315

Industrials (4.2%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	2,014	513,006
General Dynamics Corp.	857	155,597
Howmet Aerospace, Inc.*	1,439	46,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Ingalls Industries, Inc.	146	$30,054
L3Harris Technologies, Inc.	754	152,821
Lockheed Martin Corp.	10,905	4,029,397
Northrop Grumman Corp.	571	184,798
Raytheon Technologies Corp.	55,547	4,292,117
Teledyne Technologies, Inc.*	135	55,843
Textron, Inc.	844	47,332
TransDigm Group, Inc.*	200	117,584

		9,624,784

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	495	47,238
Expeditors International of Washington, Inc.	625	67,306
FedEx Corp.	904	256,772
United Parcel Service, Inc., Class B	2,654	451,154

		822,470

Airlines (0.1%)
Alaska Air Group, Inc.*	470	32,529
American Airlines Group, Inc.(x)*	2,349	56,141
Delta Air Lines, Inc.*	2,313	111,672
Southwest Airlines Co.*	2,137	130,485
United Airlines Holdings, Inc.*	1,169	67,264

		398,091

Building Products (0.1%)
A O Smith Corp.	484	32,723
Allegion plc	350	43,967
Carrier Global Corp.	2,995	126,449
Fortune Brands Home & Security, Inc.	498	47,718
Johnson Controls International plc	2,606	155,500
Masco Corp.	961	57,564
Trane Technologies plc	860	142,382

		606,303

Commercial Services & Supplies (0.1%)
Cintas Corp.	323	110,243
Copart, Inc.*	764	82,978
Republic Services, Inc.	775	76,996
Rollins, Inc.	792	27,261
Waste Management, Inc.	1,431	184,628

		482,106

Construction & Engineering (0.0%)
Quanta Services, Inc.	509	44,782

Electrical Equipment (0.1%)
AMETEK, Inc.	846	108,060
Eaton Corp. plc	1,465	202,580
Emerson Electric Co.	2,202	198,664
Generac Holdings, Inc.*	231	75,641
Rockwell Automation, Inc.	427	113,343

		698,288

Industrial Conglomerates (0.8%)
3M Co.	2,123	409,060
General Electric Co.	32,244	423,364
Honeywell International, Inc.	22,554	4,895,797
Roper Technologies, Inc.	387	156,092

		5,884,313

Machinery (0.8%)
Caterpillar, Inc.	1,999	463,508
Cummins, Inc.	13,544	3,509,386
Deere & Co.	1,152	431,009
Dover Corp.	533	73,090
Fortive Corp.	1,243	87,805
IDEX Corp.	274	57,354
Illinois Tool Works, Inc.	1,059	234,590
Ingersoll Rand, Inc.*	1,370	67,418
Otis Worldwide Corp.	1,496	102,401
PACCAR, Inc.	1,275	118,473
Parker-Hannifin Corp.	474	149,514
Pentair plc	611	38,077
Snap-on, Inc.	197	45,456
Stanley Black & Decker, Inc.	590	117,805
Westinghouse Air Brake Technologies Corp.	655	51,850
Xylem, Inc.	665	69,945

		5,617,681

Professional Services (0.1%)
Equifax, Inc.	448	81,146
IHS Markit Ltd.	1,372	132,782
Jacobs Engineering Group, Inc.	477	61,662
Leidos Holdings, Inc.	494	47,562
Nielsen Holdings plc	1,272	31,991
Robert Half International, Inc.	393	30,682
Verisk Analytics, Inc.	600	106,014

		491,839

Road & Rail (0.6%)
CSX Corp.	2,776	267,662
JB Hunt Transport Services, Inc.	320	53,782
Kansas City Southern	329	86,830
Norfolk Southern Corp.	921	247,307
Old Dominion Freight Line, Inc.	355	85,345
Union Pacific Corp.	17,459	3,848,138

		4,589,064

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,108	105,990
United Rentals, Inc.*	265	87,267
WW Grainger, Inc.	156	62,545

		255,802

Total Industrials		29,515,523

Information Technology (8.8%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	201	60,680
Cisco Systems, Inc.	45,482	2,351,874
F5 Networks, Inc.*	228	47,565
Juniper Networks, Inc.	1,235	31,283
Motorola Solutions, Inc.	625	117,531

		2,608,933

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,208	145,662
CDW Corp.	504	83,538
Corning, Inc.	2,818	122,611
FLIR Systems, Inc.	516	29,139
IPG Photonics Corp.*	130	27,422
Keysight Technologies, Inc.*	684	98,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	1,220	$157,514
Trimble, Inc.*	920	71,567
Zebra Technologies Corp., Class A*	197	95,580

		831,119

IT Services (1.1%)
Accenture plc, Class A	2,331	643,939
Akamai Technologies, Inc.*	600	61,140
Automatic Data Processing, Inc.	1,559	293,825
Broadridge Financial Solutions, Inc.	427	65,374
Cognizant Technology Solutions Corp., Class A	1,920	149,990
DXC Technology Co.*	1,016	31,760
Fidelity National Information Services, Inc.	2,286	321,434
Fiserv, Inc.*	2,114	251,650
FleetCor Technologies, Inc.*	308	82,738
Gartner, Inc.*	325	59,329
Global Payments, Inc.	1,084	218,513
International Business Machines Corp.	15,883	2,116,568
Jack Henry & Associates, Inc.	280	42,482
Mastercard, Inc., Class A	3,219	1,146,125
Paychex, Inc.	1,181	115,762
PayPal Holdings, Inc.*	4,296	1,043,241
VeriSign, Inc.*	370	73,541
Visa, Inc., Class A	6,222	1,317,384
Western Union Co. (The)	1,558	38,420

		8,073,215

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	4,469	350,817
Analog Devices, Inc.	31,337	4,859,742
Applied Materials, Inc.	3,360	448,896
Broadcom, Inc.	1,499	695,026
Enphase Energy, Inc.*	488	79,134
Intel Corp.	134,917	8,634,688
KLA Corp.	568	187,667
Lam Research Corp.	523	311,311
Maxim Integrated Products, Inc.	985	89,999
Microchip Technology, Inc.	989	153,513
Micron Technology, Inc.*	4,096	361,308
Monolithic Power Systems, Inc.	156	55,101
NVIDIA Corp.	2,277	1,215,759
NXP Semiconductors NV	1,017	204,763
Qorvo, Inc.*	420	76,734
QUALCOMM, Inc.	4,188	555,287
Skyworks Solutions, Inc.	611	112,106
Teradyne, Inc.	611	74,346
Texas Instruments, Inc.	43,375	8,197,441
Xilinx, Inc.	903	111,882

		26,775,520

Software (2.3%)
Adobe, Inc.*	1,756	834,750
ANSYS, Inc.*	317	107,641
Autodesk, Inc.*	810	224,492
Cadence Design Systems, Inc.*	1,026	140,552
Citrix Systems, Inc.	454	63,723
Fortinet, Inc.*	496	91,472
Intuit, Inc.	1,005	384,975
Microsoft Corp.	42,691	10,065,257
NortonLifeLock, Inc.	2,146	45,624
Oracle Corp.	46,810	3,284,658
Paycom Software, Inc.*	180	66,611
salesforce.com, Inc.*	3,367	713,366
ServiceNow, Inc.*	718	359,079
Synopsys, Inc.*	562	139,252
Tyler Technologies, Inc.*	149	63,255

		16,584,707

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	57,939	7,077,249
Hewlett Packard Enterprise Co.	4,774	75,143
HP, Inc.	4,599	146,018
NetApp, Inc.	825	59,952
Seagate Technology plc	737	56,565
Western Digital Corp.	1,116	74,493

		7,489,420

Total Information Technology		62,362,914

Materials (1.7%)
Chemicals (0.8%)
Air Products and
Chemicals, Inc.	6,313	1,776,099
Albemarle Corp.	428	62,535
BASF SE	25,000	2,076,852
Celanese Corp.	404	60,523
CF Industries Holdings, Inc.	783	35,533
Corteva, Inc.	2,744	127,925
Dow, Inc.	2,729	174,492
DuPont de Nemours, Inc.	1,974	152,551
Eastman Chemical Co.	494	54,399
Ecolab, Inc.	914	195,660
FMC Corp.	478	52,872
International Flavors & Fragrances, Inc.	915	127,743
Linde plc	1,916	536,748
LyondellBasell Industries NV, Class A	947	98,535
Mosaic Co. (The)	1,262	39,892
PPG Industries, Inc.	868	130,426
Sherwin-Williams Co. (The)	294	216,975

		5,919,760

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	231	77,574
Vulcan Materials Co.	490	82,688

		160,262

Containers & Packaging (0.1%)
Amcor plc	5,508	64,333
Avery Dennison Corp.	317	58,217
Ball Corp.	1,209	102,451
International Paper Co.	1,463	79,104
Packaging Corp. of America	362	48,682
Sealed Air Corp.	544	24,926
Westrock Co.	974	50,697

		428,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.8%)
Freeport-McMoRan, Inc.*	5,347	$176,077
Newmont Corp.	2,952	177,917
Nucor Corp.	1,061	85,166
Rio Tinto plc (ADR)(x)	71,000	5,513,150

		5,952,310

Total Materials		12,460,742

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	478	78,535
American Tower Corp. (REIT)	1,634	390,624
AvalonBay Communities, Inc. (REIT)	516	95,207
Boston Properties, Inc. (REIT)	524	53,060
Crown Castle International Corp. (REIT)	1,586	272,998
Digital Realty Trust, Inc. (REIT)	1,031	145,206
Duke Realty Corp. (REIT)	1,354	56,773
Equinix, Inc. (REIT)	328	222,906
Equity Residential (REIT)	1,265	90,612
Essex Property Trust, Inc. (REIT)	241	65,513
Extra Space Storage, Inc. (REIT)	476	63,094
Federal Realty Investment Trust (REIT)	276	28,000
Healthpeak Properties, Inc. (REIT)	2,005	63,639
Host Hotels & Resorts, Inc. (REIT)*	72,646	1,224,085
Iron Mountain, Inc. (REIT)	1,062	39,305
Kimco Realty Corp. (REIT)	1,659	31,106
Mid-America Apartment Communities, Inc. (REIT)	424	61,209
Prologis, Inc. (REIT)	2,720	288,320
Public Storage (REIT)	560	138,186
Realty Income Corp. (REIT)	1,371	87,058
Regency Centers Corp. (REIT)	580	32,892
SBA Communications Corp. (REIT)	395	109,632
Simon Property Group, Inc. (REIT)	1,208	137,434
UDR, Inc. (REIT)	1,096	48,071
Ventas, Inc. (REIT)	1,381	73,663
Vornado Realty Trust (REIT)	614	27,869
Welltower, Inc. (REIT)	1,538	110,167
Weyerhaeuser Co. (REIT)	2,751	97,936

		4,133,100

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,233	97,543

Total Real Estate		4,230,643

Utilities (4.2%)
Electric Utilities (2.9%)
Alliant Energy Corp.	901	48,798
American Electric Power Co., Inc.	19,327	1,636,997
Duke Energy Corp.	57,822	5,581,558
Edison International	61,396	3,597,806
Entergy Corp.	737	73,309
Evergy, Inc.	826	49,172
Eversource Energy	1,262	109,277
Exelon Corp.	23,587	1,031,695
FirstEnergy Corp.	1,999	69,345
NextEra Energy, Inc.	7,205	544,770
NRG Energy, Inc.	888	33,504
Pinnacle West Capital Corp.	417	33,923
PPL Corp.	2,844	82,021
Southern Co. (The)	113,887	7,079,216
Xcel Energy, Inc.	6,990	464,905

		20,436,296

Gas Utilities (0.0%)
Atmos Energy Corp.	489	48,337

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,449	65,658

Multi-Utilities (1.3%)
Ameren Corp.	960	78,106
CenterPoint Energy, Inc.	1,996	45,209
CMS Energy Corp.	1,056	64,648
Consolidated Edison, Inc.	1,259	94,173
Dominion Energy, Inc.	72,953	5,541,510
DTE Energy Co.	713	94,929
NiSource, Inc.	1,392	33,561
Public Service Enterprise Group, Inc.	1,864	112,232
Sempra Energy	21,111	2,798,896
WEC Energy Group, Inc.	1,161	108,658

		8,971,922

Water Utilities (0.0%)
American Water Works Co., Inc.	666	99,847

Total Utilities		29,622,060

Total Common Stocks (48.9%) (Cost $186,353,300)		346,296,730

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	26,451,485	26,464,711

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $500,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253% - 2.250%, maturing 4/17/23 - 8/1/34; total market value $510,002.(xx)	$500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $4,697,880, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $4,791,838.(xx)	$4,697,880	$4,697,880
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22 - 11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $300,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22 - 2/15/46; total market value $332,975.(xx)	300,000	300,000

Total Repurchase Agreements		8,497,880

Total Short-Term Investments (5.0%) (Cost $34,955,875)		34,962,591

Total Investments in Securities (93.7%) (Cost $489,036,428)		663,523,627
Other Assets Less Liabilities (6.3%)		44,912,426

Net Assets (100%)		$708,436,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $42,228,902 or 6.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $8,129,195. This was collateralized by $43,431 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $8,497,880 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,560	232,440	—	—	—	41,200	273,640	1,794	—
Capital Markets
BlackRock, Inc.	522	376,644	—	—	—	16,923	393,567	2,156	—
CORPORATE BONDS:
Financials
Banks
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	250,000	275,766	—	(98)	—	(3,223)	272,445	2,438	—
PNC Financial Services Group, Inc. (The) 2.550%, 1/22/30	100,000	108,827	—	(190)	—	(7,792)	100,845	638	—

Total		993,677	—	(288)	—	47,108	1,040,497	7,026	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	349	6/2021	USD	69,231,130	643,692

					643,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,225,929	$—	$1,225,929
Common Stocks
Communication Services	24,664,126	—	—	24,664,126
Consumer Discretionary	21,726,199	—	—	21,726,199
Consumer Staples	29,336,551	2,236,641	—	31,573,192
Energy	25,941,016	—	—	25,941,016
Financials	49,033,670	3,588,330	—	52,622,000
Health Care	47,582,029	3,996,286	—	51,578,315
Industrials	29,515,523	—	—	29,515,523
Information Technology	62,362,914	—	—	62,362,914
Materials	10,383,890	2,076,852	—	12,460,742
Real Estate	4,230,643	—	—	4,230,643
Utilities	29,622,060	—	—	29,622,060
Convertible Bonds
Industrials	—	858,437	—	858,437
Convertible Preferred Stocks
Financials	399,900	—	—	399,900
Information Technology	4,423,470	—	—	4,423,470
Utilities	10,976,250	—	—	10,976,250
Corporate Bonds
Communication Services	—	17,442,181	—	17,442,181
Consumer Discretionary	—	7,895,419	—	7,895,419
Consumer Staples	—	7,178,361	—	7,178,361
Energy	—	12,188,225	—	12,188,225
Financials	—	33,204,718	—	33,204,718
Health Care	—	39,618,884	—	39,618,884
Industrials	—	9,114,943	—	9,114,943
Information Technology	—	5,140,093	—	5,140,093
Materials	—	4,058,197	—	4,058,197
Real Estate	—	3,848,788	—	3,848,788
Utilities	—	3,125,214	—	3,125,214
Foreign Government Securities	—	3,727,777	—	3,727,777
Futures	643,692	—	—	643,692
Mortgage-Backed Securities	—	4,818,316	—	4,818,316
Municipal Bonds	—	387,654	—	387,654
Preferred Stocks
Financials	44,215	—	—	44,215
Utilities	1,976,800	—	—	1,976,800
Short-Term Investments
Investment Company	26,464,711	—	—	26,464,711
Repurchase Agreements	—	8,497,880	—	8,497,880
Supranational	—	4,578,034	—	4,578,034
U.S. Government Agency Securities	—	4,093,410	—	4,093,410
U.S. Treasury Obligations	—	101,939,091	—	101,939,091

Total Assets	$379,327,659	$284,839,660	$—	$664,167,319

Total Liabilities	$—	$—	$—	$—

Total	$379,327,659	$284,839,660	$—	$664,167,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,779,493
Aggregate gross unrealized depreciation	(4,367,453)

Net unrealized appreciation	$173,412,040

Federal income tax cost of investments in securities and derivative instruments, if applicable	$490,755,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	17,233	$3,862,605

Multiline Retail (2.6%)
Target Corp.	29,383	5,819,891

Specialty Retail (4.0%)
Lowe’s Cos., Inc.	26,400	5,020,752
Ross Stores, Inc.	32,428	3,888,441

		8,909,193

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc., Class B	38,201	5,076,531

Total Consumer Discretionary		23,668,220

Consumer Staples (7.2%)
Beverages (1.6%)
PepsiCo, Inc.	24,600	3,479,670

Food & Staples Retailing (1.4%)
Walmart, Inc.	22,912	3,112,137

Food Products (1.4%)
McCormick & Co., Inc. (Non-Voting)	34,602	3,085,114

Household Products (2.8%)
Colgate-Palmolive Co.	33,338	2,628,035
Procter & Gamble Co. (The)	26,835	3,634,264

		6,262,299

Total Consumer Staples		15,939,220

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	20,648	2,163,704
EOG Resources, Inc.	18,542	1,344,851
Exxon Mobil Corp.	17,883	998,408

Total Energy		4,506,963

Financials (2.9%)
Banks (0.8%)
JPMorgan Chase & Co.	12,200	1,857,206

Capital Markets (1.0%)
Nasdaq, Inc.	15,655	2,308,486

Insurance (1.1%)
Aflac, Inc.	8,229	421,161
Erie Indemnity Co., Class A	8,598	1,899,384

		2,320,545

Total Financials		6,486,237

Health Care (20.3%)
Biotechnology (1.0%)
AbbVie, Inc.	19,639	2,125,332

Health Care Equipment & Supplies (14.0%)
Abbott Laboratories	42,721	5,119,685
Becton Dickinson and Co.	22,397	5,445,831
Medtronic plc	51,639	6,100,115
Stryker Corp.	33,619	8,188,916
West Pharmaceutical Services, Inc.	22,016	6,203,668

		31,058,215

Health Care Providers & Services (2.6%)
CVS Health Corp.	18,245	1,372,571
UnitedHealth Group, Inc.	11,650	4,334,616

		5,707,187

Pharmaceuticals (2.7%)
Johnson & Johnson	26,069	4,284,440
Pfizer, Inc.	45,399	1,644,806

		5,929,246

Total Health Care		44,819,980

Industrials (23.4%)
Aerospace & Defense (3.7%)
General Dynamics Corp.	15,611	2,834,333
Raytheon Technologies Corp.	68,551	5,296,936

		8,131,269

Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	24,895	4,231,901

Building Products (1.8%)
Johnson Controls International plc	65,101	3,884,577

Commercial Services & Supplies (1.7%)
Cintas Corp.	11,176	3,814,480

Electrical Equipment (0.6%)
nVent Electric plc	44,987	1,255,587

Industrial Conglomerates (7.9%)
Carlisle Cos., Inc.	9,744	1,603,667
Honeywell International, Inc.	28,513	6,189,317
Roper Technologies, Inc.	24,194	9,758,408

		17,551,392

Machinery (3.4%)
Donaldson Co., Inc.	25,121	1,461,037
Dover Corp.	25,727	3,527,944
Pentair plc	40,250	2,508,380

		7,497,361

Road & Rail (1.5%)
Norfolk Southern Corp.	12,200	3,275,944

Trading Companies & Distributors (0.9%)
WW Grainger, Inc.	5,004	2,006,254

Total Industrials		51,648,765

Information Technology (22.0%)
IT Services (6.4%)
Accenture plc, Class A	31,780	8,779,225
Visa, Inc., Class A	25,177	5,330,726

		14,109,951

Semiconductors & Semiconductor Equipment (7.1%)
Analog Devices, Inc.	47,333	7,340,402
Texas Instruments, Inc.	44,311	8,374,336

		15,714,738

Software (8.5%)
Microsoft Corp.	79,160	18,663,553

Total Information Technology		48,488,242

Materials (10.3%)
Chemicals (10.3%)
Air Products and Chemicals, Inc.	23,436	6,593,484
Albemarle Corp.	31,740	4,637,531
Ecolab, Inc.	16,790	3,594,235
Linde plc	27,532	7,712,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	300	$221,403

Total Materials		22,759,468

Total Investments in Securities (98.8%) (Cost $147,670,924)		218,317,095
Other Assets Less Liabilities (1.2%)		2,634,754

Net Assets (100%)		$220,951,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,668,220	$—	$—	$23,668,220
Consumer Staples	15,939,220	—	—	15,939,220
Energy	4,506,963	—	—	4,506,963
Financials	6,486,237	—	—	6,486,237
Health Care	44,819,980	—	—	44,819,980
Industrials	51,648,765	—	—	51,648,765
Information Technology	48,488,242	—	—	48,488,242
Materials	22,759,468	—	—	22,759,468

Total Assets	$218,317,095	$—	$—	$218,317,095

Total Liabilities	$—	$—	$—	$—

Total	$218,317,095	$—	$—	$218,317,095

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,295,868
Aggregate gross unrealized depreciation	(1,649,697)

Net unrealized appreciation	$70,646,171

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,670,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	3,669	$11,924
Anterix, Inc.*	679	32,022
ATN International, Inc.	610	29,963
Bandwidth, Inc., Class A*	1,052	133,331
Cincinnati Bell, Inc.*	2,995	45,973
Cogent Communications Holdings, Inc.	2,324	159,798
Consolidated Communications Holdings, Inc.*	4,391	31,615
IDT Corp., Class B*	956	21,663
Iridium Communications, Inc.*	6,639	273,859
Liberty Latin America Ltd., Class A*	2,717	34,859
Liberty Latin America Ltd., Class C*	8,672	112,563
Ooma, Inc.*	1,158	18,354
ORBCOMM, Inc.*	4,121	31,443
Vonage Holdings Corp.*	12,892	152,384

		1,089,751

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)*	21,185	216,299
Cinemark Holdings, Inc.(x)*	5,975	121,950
Eros STX Global Corp.(x)*	9,863	17,852
Gaia, Inc.*	619	7,360
Glu Mobile, Inc.*	8,037	100,302
IMAX Corp.*	2,697	54,210
Liberty Media Corp.-Liberty Braves, Class A*	573	16,336
Liberty Media Corp.-Liberty Braves, Class C*	2,039	56,725
LiveXLive Media, Inc.(x)*	2,612	11,336
Marcus Corp. (The)(x)*	1,349	26,966

		629,336

Interactive Media & Services (0.1%)
Cargurus, Inc.*	5,026	119,770
Cars.com, Inc.*	3,770	48,859
DHI Group, Inc.*	2,937	9,839
Eventbrite, Inc., Class A*	3,518	77,959
EverQuote, Inc., Class A*	852	30,919
Liberty TripAdvisor Holdings, Inc., Class A*	3,696	23,580
MediaAlpha, Inc., Class A*	995	35,253
QuinStreet, Inc.*	2,558	51,927
TrueCar, Inc.*	6,518	31,189
Yelp, Inc.*	4,027	157,053

		586,348

Media (0.3%)
AMC Networks, Inc., Class A*	1,589	84,471
Boston Omaha Corp., Class A*	809	23,914
Cardlytics, Inc.*	1,669	183,089
comScore, Inc.*	4,160	15,226
Daily Journal Corp.*	71	22,468
Emerald Holding, Inc.*	1,399	7,723
Entercom Communications Corp., Class A*	7,217	37,889
Entravision Communications Corp., Class A	3,610	14,584
EW Scripps Co. (The), Class A	3,093	59,602
Fluent, Inc.*	2,449	10,041
Gannett Co., Inc.*	7,118	38,295
Gray Television, Inc.	4,980	91,632
Hemisphere Media Group, Inc.*	983	11,452
iHeartMedia, Inc., Class A*	3,352	60,839
Loral Space & Communications, Inc.	728	27,424
Meredith Corp.*	2,113	62,925
MSG Networks, Inc., Class A*	1,823	27,418
National CineMedia, Inc.	3,498	16,161
Saga Communications, Inc., Class A*	239	5,222
Scholastic Corp.	1,544	46,490
Sinclair Broadcast Group, Inc., Class A	2,359	69,024
TechTarget, Inc.*	1,376	95,563
TEGNA, Inc.	12,262	230,893
Tribune Publishing Co.*	823	14,806
WideOpenWest, Inc.*	3,052	41,477

		1,298,628

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,608	36,694
Gogo, Inc.(x)*	2,796	27,009
Shenandoah Telecommunications Co.	2,759	134,667
Spok Holdings, Inc.	1,165	12,221

		210,591

Total Communication Services		3,814,654

Consumer Discretionary (12.8%)
Auto Components (0.6%)
Adient plc*	5,281	233,420
American Axle & Manufacturing Holdings, Inc.*	6,382	61,650
Cooper Tire & Rubber Co.	2,817	157,696
Cooper-Standard Holdings, Inc.*	930	33,778
Dana, Inc.	8,078	196,538
Dorman Products, Inc.*	1,518	155,807
Fox Factory Holding Corp.*	2,312	293,763
Gentherm, Inc.*	1,805	133,769
Goodyear Tire & Rubber Co. (The)*	12,922	227,040
LCI Industries	2,034	269,057
Modine Manufacturing Co.*	2,822	41,681
Motorcar Parts of America, Inc.*	1,182	26,595
Patrick Industries, Inc.	1,248	106,080
Standard Motor Products, Inc.	1,166	48,482
Stoneridge, Inc.*	1,371	43,611
Tenneco, Inc., Class A*	2,527	27,089
Visteon Corp.*	1,545	188,413
XPEL, Inc.(m)*	997	51,774

		2,296,243

Automobiles (0.6%)
Thor Industries, Inc.	16,681	2,247,598
Winnebago Industries, Inc.	1,699	130,330
Workhorse Group, Inc.(x)*	5,475	75,391

		2,453,319

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,479	95,913
Funko, Inc., Class A(x)*	1,386	27,276
Weyco Group, Inc.	403	8,717

		131,906

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	2,753	108,854
American Public Education, Inc.*	814	29,003
Aspen Group, Inc.*	1,279	7,674
Carriage Services, Inc.	947	33,325
Houghton Mifflin Harcourt Co.(x)*	5,893	44,905
Laureate Education, Inc., Class A*	5,910	80,317
OneSpaWorld Holdings Ltd.(x)*	2,707	28,829
Perdoceo Education Corp.*	3,798	45,424
Regis Corp.*	1,162	14,595
Strategic Education, Inc.	1,391	127,847
Stride, Inc.*	2,315	69,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Technical Institute, Inc.*	2,011	$11,744
Vivint Smart Home, Inc.*	4,559	65,285
WW International, Inc.*	2,570	80,389

		747,896

Hotels, Restaurants & Leisure (4.2%)
Accel Entertainment, Inc.*	2,921	31,927
Bally’s Corp.*	967	62,836
Biglari Holdings, Inc., Class A*	4	2,702
Biglari Holdings, Inc., Class B*	56	7,435
BJ’s Restaurants, Inc.*	1,230	71,438
Bloomin’ Brands, Inc.*	4,889	132,247
Bluegreen Vacations Corp.	414	4,463
Bluegreen Vacations Holding Corp.*	735	13,627
Boyd Gaming Corp.*	4,544	267,914
Brinker International, Inc.*	2,489	176,868
Caesars Entertainment, Inc.*	10,066	880,272
Carrols Restaurant Group, Inc.*	1,456	8,714
Century Casinos, Inc.*	1,599	16,422
Cheesecake Factory, Inc. (The)*	2,369	138,610
Churchill Downs, Inc.	2,125	483,267
Chuy’s Holdings, Inc.*	1,066	47,245
Cracker Barrel Old Country Store, Inc.	1,322	228,547
Dalata Hotel Group plc(x)*	257,728	1,276,954
Dave & Buster’s Entertainment, Inc.*	2,415	115,679
Del Taco Restaurants, Inc.	1,764	16,899
Denny’s Corp.*	192,419	3,484,708
Dine Brands Global, Inc.*	911	82,017
El Pollo Loco Holdings, Inc.*	1,228	19,795
Everi Holdings, Inc.*	4,610	65,047
Fiesta Restaurant Group, Inc.*	766	9,644
GAN Ltd.(x)*	1,788	32,542
Golden Entertainment, Inc.*	989	24,982
Hilton Grand Vacations, Inc.*	47,161	1,768,066
International Game Technology plc(x)*	5,616	90,137
Jack in the Box, Inc.	31,152	3,419,867
Kura Sushi USA, Inc., Class A(x)*	202	6,391
Lindblad Expeditions Holdings, Inc.*	1,458	27,556
Marriott Vacations Worldwide Corp.*	2,263	394,169
Monarch Casino & Resort, Inc.*	711	43,101
Nathan’s Famous, Inc.	161	10,157
NEOGAMES SA*	319	11,411
Noodles & Co.*	1,534	15,877
Papa John’s International, Inc.	1,803	159,818
Penn National Gaming, Inc.*	8,709	913,052
PlayAGS, Inc.*	1,666	13,461
RCI Hospitality Holdings, Inc.	420	26,708
Red Robin Gourmet Burgers, Inc.*	826	32,949
Red Rock Resorts, Inc., Class A*	3,679	119,899
Ruth’s Hospitality Group, Inc.*	1,793	44,520
Scientific Games Corp., Class A*	3,141	120,991
SeaWorld Entertainment, Inc.*	2,833	140,715
Shake Shack, Inc., Class A*	1,961	221,142
Target Hospitality Corp.(x)*	1,897	4,761
Texas Roadhouse, Inc.*	3,672	352,292
Wingstop, Inc.	1,656	210,594
Wyndham Hotels & Resorts, Inc.	2,956	206,270

		16,056,705

Household Durables (1.0%)
Beazer Homes USA, Inc.*	1,767	36,966
Casper Sleep, Inc.*	1,598	11,569
Cavco Industries, Inc.*	523	117,994
Century Communities, Inc.*	1,676	101,096
Ethan Allen Interiors, Inc.	1,341	37,025
GoPro, Inc., Class A*	6,629	77,162
Green Brick Partners, Inc.*	1,803	40,892
Hamilton Beach Brands Holding Co., Class A	367	6,654
Helen of Troy Ltd.*	1,367	287,972
Hooker Furniture Corp.	671	24,465
Installed Building Products, Inc.	1,250	138,600
iRobot Corp.*	1,521	185,836
KB Home	4,958	230,696
La-Z-Boy, Inc.	2,443	103,779
Legacy Housing Corp.*	553	9,805
LGI Homes, Inc.*	1,274	190,221
Lifetime Brands, Inc.	653	9,593
Lovesac Co. (The)*	499	28,243
M.D.C. Holdings, Inc.	3,157	187,526
M/I Homes, Inc.*	7,063	417,211
Meritage Homes Corp.*	2,065	189,815
Purple Innovation, Inc.*	1,814	57,413
Skyline Champion Corp.*	2,865	129,670
Sonos, Inc.*	6,724	251,948
Taylor Morrison Home Corp., Class A*	7,038	216,841
TopBuild Corp.*	1,850	387,445
Tri Pointe Homes, Inc.*	7,226	147,121
Tupperware Brands Corp.*	2,776	73,314
Turtle Beach Corp.*	714	19,042
Universal Electronics, Inc.*	800	43,976
VOXX International Corp.*	1,092	20,814

		3,780,704

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A(x)*	1,350	37,273
CarParts.com, Inc.*	2,005	28,631
Duluth Holdings, Inc., Class B*	786	13,315
Groupon, Inc.*	1,278	64,597
Lands’ End, Inc.*	640	15,878
Liquidity Services, Inc.*	1,456	27,052
Magnite, Inc.*	6,255	260,271
Overstock.com, Inc.(x)*	2,370	157,036
PetMed Express, Inc.(x)	998	35,105
Quotient Technology, Inc.*	4,858	79,380
RealReal, Inc. (The)*	3,670	83,052
Shutterstock, Inc.	1,219	108,540
Stamps.com, Inc.*	946	188,736
Stitch Fix, Inc., Class A*	3,304	163,680
Waitr Holdings, Inc.(x)*	5,378	15,758

		1,278,304

Leisure Products (1.4%)
Acushnet Holdings Corp.	1,855	76,667
American Outdoor Brands, Inc.*	892	22,478
BRP, Inc.	3,918	339,735
Brunswick Corp.	40,925	3,903,017
Callaway Golf Co.	5,133	137,308
Clarus Corp.	1,308	22,301
Escalade, Inc.	448	9,368
Johnson Outdoors, Inc., Class A	318	45,394
Malibu Boats, Inc., Class A*	1,126	89,720
Marine Products Corp.	412	6,703
MasterCraft Boat Holdings, Inc.*	1,059	28,159
Nautilus, Inc.(x)*	1,770	27,683
Smith & Wesson Brands, Inc.	3,224	56,259
Sturm Ruger & Co., Inc.	993	65,608
Vista Outdoor, Inc.*	3,189	102,271
YETI Holdings, Inc.*	4,472	322,923

		5,255,594

Multiline Retail (0.1%)
Big Lots, Inc.	2,075	141,722
Dillard’s, Inc., Class A(x)	412	39,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Franchise Group, Inc.	1,217	$43,946
Macy’s, Inc.*	17,456	282,613

		508,068

Specialty Retail (3.2%)
Aaron’s Co., Inc. (The)	1,783	45,787
Abercrombie & Fitch Co., Class A*	3,547	121,698
Academy Sports & Outdoors, Inc.*	1,800	48,582
American Eagle Outfitters, Inc.	8,430	246,493
America’s Car-Mart, Inc.*	318	48,454
Asbury Automotive Group, Inc.*	1,074	211,041
At Home Group, Inc.*	3,104	89,085
Bed Bath & Beyond, Inc.*	6,790	197,928
Boot Barn Holdings, Inc.*	15,926	992,349
Buckle, Inc. (The)	1,654	64,969
Caleres, Inc.	1,922	41,900
Camping World Holdings, Inc., Class A	1,738	63,228
Cato Corp. (The), Class A*	881	10,572
Chico’s FAS, Inc.*	5,802	19,205
Children’s Place, Inc. (The)*	744	51,857
Citi Trends, Inc.*	563	47,168
Conn’s, Inc.*	771	14,996
Container Store Group, Inc. (The)*	1,773	29,503
Designer Brands, Inc., Class A*	3,186	55,436
Dufry AG (Registered)(x)*	30,711	2,091,266
Envela Corp.(x)*	879	4,413
Express, Inc.*	4,082	16,410
GameStop Corp., Class A(x)*	3,197	606,855
Genesco, Inc.*	853	40,517
Group 1 Automotive, Inc.	24,141	3,809,208
GrowGeneration Corp.(x)*	2,327	115,629
Guess?, Inc.	2,122	49,867
Haverty Furniture Cos., Inc.	982	36,521
Hibbett Sports, Inc.*	898	61,863
Lithia Motors, Inc., Class A	1,453	566,801
Lumber Liquidators Holdings, Inc.*	1,499	37,655
MarineMax, Inc.*	1,188	58,640
Michaels Cos., Inc. (The)*	4,116	90,305
Monro, Inc.	1,844	121,335
Murphy USA, Inc.	1,440	208,166
National Vision Holdings, Inc.*	4,497	197,104
ODP Corp. (The)*	2,991	129,480
OneWater Marine, Inc., Class A*	475	18,981
Rent-A-Center, Inc.	2,709	156,201
RH*	882	526,201
Sally Beauty Holdings, Inc.*	6,311	127,040
Shoe Carnival, Inc.	490	30,321
Signet Jewelers Ltd.*	2,895	167,852
Sleep Number Corp.*	1,514	217,244
Sonic Automotive, Inc., Class A	1,343	66,572
Sportsman’s Warehouse Holdings, Inc.*	2,237	38,566
Tilly’s, Inc., Class A*	1,147	12,984
Urban Outfitters, Inc.*	3,939	146,491
Winmark Corp.	161	30,015
Zumiez, Inc.*	1,173	50,322

		12,231,076

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	21,272	1,891,719
Crocs, Inc.*	3,732	300,240
Deckers Outdoor Corp.*	1,564	516,777
Fossil Group, Inc.*	2,633	32,649
G-III Apparel Group Ltd.*	2,525	76,104
Kontoor Brands, Inc.	2,810	136,369
Lakeland Industries, Inc.(x)*	519	14,459
Movado Group, Inc.	809	23,016
Oxford Industries, Inc.	939	82,087
Rocky Brands, Inc.	317	17,137
Steven Madden Ltd.	4,559	169,868
Superior Group of Cos., Inc.	664	16,879
Unifi, Inc.*	649	17,887
Vera Bradley, Inc.*	1,302	13,150
Wolverine World Wide, Inc.	28,713	1,100,282

		4,408,623

Total Consumer Discretionary		49,148,438

Consumer Staples (2.5%)
Beverages (0.1%)
Celsius Holdings, Inc.(x)*	2,043	98,166
Coca-Cola Consolidated, Inc.	252	72,773
MGP Ingredients, Inc.	669	39,571
National Beverage Corp.(x)	1,382	67,594
NewAge, Inc.(x)*	6,455	18,461
Primo Water Corp.	8,494	138,112

		434,677

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	1,637	44,821
BJ’s Wholesale Club Holdings, Inc.*	19,029	853,641
Chefs’ Warehouse, Inc. (The)*	1,564	47,640
HF Foods Group, Inc.(x)*	1,470	10,613
Ingles Markets, Inc., Class A	823	50,738
Natural Grocers by Vitamin Cottage, Inc.	543	9,530
Performance Food Group Co.*	7,323	421,878
PriceSmart, Inc.	1,311	126,839
Rite Aid Corp.(x)*	3,101	63,447
SpartanNash Co.	2,167	42,538
United Natural Foods, Inc.*	3,094	101,916
Village Super Market, Inc., Class A	643	15,156
Weis Markets, Inc.	495	27,977

		1,816,734

Food Products (1.6%)
Alico, Inc.	402	12,004
B&G Foods, Inc.(x)	3,690	114,611
Bridgford Foods Corp.*	99	1,535
Calavo Growers, Inc.	962	74,690
Cal-Maine Foods, Inc.*	2,145	82,411
Darling Ingredients, Inc.*	8,994	661,779
Farmer Bros Co.*	1,163	12,142
Fresh Del Monte Produce, Inc.	1,621	46,409
Freshpet, Inc.*	2,278	361,769
Glanbia plc (London Stock Exchange)	31,500	466,553
Glanbia plc (Turquoise Stock Exchange)	204,793	3,052,443
Hostess Brands, Inc.*	7,184	103,019
J & J Snack Foods Corp.	812	127,508
John B Sanfilippo & Son, Inc.	475	42,926
Laird Superfood, Inc.(x)*	139	5,208
Lancaster Colony Corp.	1,052	184,479
Landec Corp.*	1,144	12,126
Limoneira Co.	691	12,093
Maple Leaf Foods, Inc.	25,226	575,097
Mission Produce, Inc.(x)*	437	8,307
Sanderson Farms, Inc.	1,116	173,850
Seneca Foods Corp., Class A*	393	18,506
Simply Good Foods Co. (The)*	4,688	142,609
Tootsie Roll Industries, Inc.(x)	883	29,254
Vital Farms, Inc.(x)*	1,337	29,200

		6,350,528

Household Products (0.1%)
Central Garden & Pet Co.*	495	28,715
Central Garden & Pet Co., Class A*	2,306	119,659
Oil-Dri Corp. of America	298	10,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	762	$233,309

		391,946

Personal Products (0.1%)
BellRing Brands, Inc., Class A*	2,174	51,328
Edgewell Personal Care Co.	3,114	123,314
elf Beauty, Inc.*	2,569	68,926
Inter Parfums, Inc.	995	70,575
Lifevantage Corp.*	803	7,508
Medifast, Inc.	624	132,176
Nature’s Sunshine Products, Inc.	420	8,383
Revlon, Inc., Class A(x)*	477	5,882
USANA Health Sciences, Inc.*	646	63,050
Veru, Inc.(x)*	2,895	31,194

		562,336

Tobacco (0.1%)
Turning Point Brands, Inc.	642	33,493
Universal Corp.	1,427	84,179
Vector Group Ltd.	7,770	108,391

		226,063

Total Consumer Staples		9,782,284

Energy (3.2%)
Energy Equipment & Services (0.6%)
Archrock, Inc.	7,562	71,763
Aspen Aerogels, Inc.*	1,110	22,577
Bristow Group, Inc.*	390	10,093
Cactus, Inc., Class A	2,748	84,144
ChampionX Corp.*	10,385	225,666
DMC Global, Inc.*	875	47,478
Dril-Quip, Inc.*	1,978	65,729
Exterran Corp.*	1,815	6,098
Frank’s International NV*	8,417	29,880
Helix Energy Solutions Group, Inc.*	7,629	38,526
Hunting plc	185,277	653,883
Liberty Oilfield Services, Inc., Class A*	4,335	48,942
Nabors Industries Ltd.(x)*	358	33,455
National Energy Services Reunited Corp.*	1,362	16,848
Natural Gas Services Group, Inc.*	30,184	284,937
Newpark Resources, Inc.*	4,532	14,230
NexTier Oilfield Solutions, Inc.*	9,588	35,667
Oceaneering International, Inc.*	5,545	63,324
Oil States International, Inc.*	2,883	17,385
Patterson-UTI Energy, Inc.	10,260	73,154
ProPetro Holding Corp.*	4,327	46,126
RPC, Inc.*	3,106	16,772
Select Energy Services, Inc., Class A*	3,441	17,136
Solaris Oilfield Infrastructure, Inc., Class A	1,417	17,387
Tidewater, Inc.*	2,316	29,020
Transocean Ltd.(x)*	32,685	116,032
US Silica Holdings, Inc.*	4,273	52,515

		2,138,767

Oil, Gas & Consumable Fuels (2.6%)
Adams Resources & Energy, Inc.(x)	163	4,566
Antero Resources Corp.*	13,234	134,987
Arch Resources, Inc.*	824	34,278
Ardmore Shipping Corp.*	2,009	9,121
Berry Corp.	3,528	19,439
Bonanza Creek Energy, Inc.*	1,136	40,589
Brigham Minerals, Inc., Class A	2,172	31,798
Clean Energy Fuels Corp.*	7,000	96,180
CNX Resources Corp.*	12,191	179,208
Comstock Resources, Inc.*	1,680	9,307
CONSOL Energy, Inc.*	1,958	19,032
Contango Oil & Gas Co.(x)*	6,323	24,660
Crescent Point Energy Corp.(x)	1,191,356	4,967,538
CVR Energy, Inc.	1,547	29,672
Delek US Holdings, Inc.	3,522	76,709
DHT Holdings, Inc.	6,754	40,051
Diamond S Shipping, Inc., Class S*	1,016	10,191
Dorian LPG Ltd.*	1,892	24,842
Earthstone Energy, Inc., Class A*	1,120	8,008
Energy Fuels, Inc.(x)*	7,900	44,872
Evolution Petroleum Corp.	1,561	5,276
Falcon Minerals Corp.	1,384	6,214
Frontline Ltd.(x)	6,383	45,638
Golar LNG Ltd.*	5,886	60,214
Goodrich Petroleum Corp.*	431	4,077
Green Plains, Inc.*	80,456	2,177,944
International Seaways, Inc.	1,427	27,655
Kosmos Energy Ltd.*	22,162	68,037
Magnolia Oil & Gas Corp., Class A*	6,948	79,763
Matador Resources Co.	6,167	144,616
NACCO Industries, Inc., Class A	221	5,514
NextDecade Corp.*	656	1,752
Nordic American Tankers Ltd.	7,428	24,141
Overseas Shipholding Group, Inc., Class A*	4,918	10,131
Ovintiv, Inc.	14,634	348,582
Par Pacific Holdings, Inc.*	2,150	30,358
PBF Energy, Inc., Class A*	5,376	76,070
PDC Energy, Inc.*	5,577	191,849
Peabody Energy Corp.*	4,163	12,739
Penn Virginia Corp.*	856	11,470
PrimeEnergy Resources Corp.*	30	1,572
Range Resources Corp.*	12,249	126,532
Renewable Energy Group, Inc.*	2,117	139,807
REX American Resources Corp.*	316	26,598
Scorpio Tankers, Inc.(x)	2,668	49,251
SFL Corp. Ltd.	5,340	42,827
SM Energy Co.	6,380	104,441
Southwestern Energy Co.*	36,178	168,228
Talos Energy, Inc.*	860	10,354
Tellurian, Inc.(x)*	10,551	24,689
Uranium Energy Corp.(x)*	10,862	31,065
W&T Offshore, Inc.(x)*	4,536	16,284
Whiting Petroleum Corp.*	73	2,588
World Fuel Services Corp.	3,558	125,242

		10,006,566

Total Energy		12,145,333

Financials (19.5%)
Banks (10.7%)
1st Constitution Bancorp	366	6,445
1st Source Corp.	839	39,920
ACNB Corp.	594	17,404
Allegiance Bancshares, Inc.	1,083	43,905
Altabancorp	784	32,959
Amalgamated Financial Corp.	717	11,895
Amerant Bancorp, Inc.*	1,269	23,565
American National Bankshares, Inc.	694	22,951
Ameris Bancorp	3,707	194,655
Ames National Corp.	559	14,299
Arrow Financial Corp.	768	25,582
Atlantic Capital Bancshares, Inc.*	1,119	26,968
Atlantic Union Bankshares Corp.	57,262	2,196,570
Auburn National BanCorp, Inc.(x)	168	6,446
Banc of California, Inc.	2,323	42,000
BancFirst Corp.	1,051	74,295
Bancorp, Inc. (The)*	2,802	58,057
BancorpSouth Bank	5,517	179,192
Bank First Corp.(x)	319	23,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Commerce Holdings	1,070	$13,643
Bank of Marin Bancorp	792	31,015
Bank of NT Butterfield & Son Ltd. (The)	2,720	103,958
Bank of Princeton (The)	312	8,929
Bank7 Corp.	212	3,733
BankFinancial Corp.	801	8,266
BankUnited, Inc.	5,131	225,507
Bankwell Financial Group, Inc.	446	12,020
Banner Corp.	1,895	101,060
Bar Harbor Bankshares	955	28,096
BayCom Corp.*	378	6,812
BCB Bancorp, Inc.	881	12,158
Berkshire Hills Bancorp, Inc.	2,578	57,541
Boston Private Financial Holdings, Inc.	4,719	62,857
Brookline Bancorp, Inc.	4,472	67,080
Bryn Mawr Bank Corp.	59,250	2,696,467
Business First Bancshares, Inc.	956	22,877
Byline Bancorp, Inc.	1,290	27,284
C&F Financial Corp.	197	8,725
Cadence Bancorp	6,766	140,259
California Bancorp, Inc.*	530	9,439
Cambridge Bancorp	372	31,367
Camden National Corp.	2,800	134,008
Capital Bancorp, Inc.*	398	7,677
Capital City Bank Group, Inc.	847	22,039
Capstar Financial Holdings, Inc.	741	12,782
Carter Bankshares, Inc.*	1,429	19,949
Cathay General Bancorp	4,198	171,194
CB Financial Services, Inc.	353	7,812
CBTX, Inc.	998	30,659
Central Pacific Financial Corp.	1,489	39,727
Central Valley Community Bancorp	767	14,120
Century Bancorp, Inc., Class A	179	16,702
Chemung Financial Corp.	243	10,162
ChoiceOne Financial Services, Inc.	484	11,640
CIT Group, Inc.	5,515	284,078
Citizens & Northern Corp.	612	14,553
Citizens Holding Co.(x)	320	6,368
City Holding Co.	848	69,349
Civista Bancshares, Inc.	1,029	23,605
CNB Financial Corp.	764	18,802
Coastal Financial Corp.*	644	16,886
Codorus Valley Bancorp, Inc.	562	10,346
Colony Bankcorp, Inc.	427	6,661
Columbia Banking System, Inc.	104,220	4,490,840
Community Bank System, Inc.	2,956	226,784
Community Bankers Trust Corp.	1,280	11,290
Community Financial Corp. (The)	281	9,624
Community Trust Bancorp, Inc.	787	34,652
ConnectOne Bancorp, Inc.	2,016	51,106
County Bancorp, Inc.(x)	359	8,605
CrossFirst Bankshares, Inc.*	2,616	36,075
Customers Bancorp, Inc.*	1,611	51,262
CVB Financial Corp.	7,125	157,391
Dime Community Bancshares, Inc.	2,007	60,491
Eagle Bancorp Montana, Inc.	466	11,333
Eagle Bancorp, Inc.	1,765	93,916
Eastern Bankshares, Inc.	9,070	174,960
Enterprise Bancorp, Inc.	546	17,756
Enterprise Financial Services Corp.	1,302	64,371
Equity Bancshares, Inc., Class A*	651	17,837
Esquire Financial Holdings, Inc.*	366	8,348
Evans Bancorp, Inc.	295	9,998
Farmers & Merchants Bancorp, Inc.	547	13,752
Farmers National Banc Corp.	1,404	23,447
FB Financial Corp.	1,765	78,472
Fidelity D&D Bancorp, Inc.(x)	278	17,097
Financial Institutions, Inc.	991	30,017
First Bancorp (Nasdaq Stock Exchange)	1,542	67,077
First Bancorp (Quotrix Stock Exchange)	12,032	135,480
First Bancorp, Inc. (The)	677	19,762
First Bancshares, Inc. (The)	1,140	41,735
First Bank	927	11,282
First Busey Corp.	2,837	72,769
First Business Financial Services, Inc.	292	7,221
First Capital, Inc.(x)	236	11,496
First Choice Bancorp	406	9,870
First Commonwealth Financial Corp.	5,112	73,459
First Community Bankshares, Inc.	1,040	31,190
First Community Corp.	518	10,334
First Financial Bancorp	5,272	126,528
First Financial Bankshares, Inc.	7,215	337,157
First Financial Corp.	807	36,323
First Foundation, Inc.	2,073	48,633
First Guaranty Bancshares, Inc.	278	4,979
First Horizon Corp.	266,806	4,511,689
First Internet Bancorp	484	17,051
First Interstate BancSystem, Inc., Class A	2,209	101,702
First Merchants Corp.	2,995	139,268
First Mid Bancshares, Inc.	904	39,713
First Midwest Bancorp, Inc.	6,372	139,611
First Northwest Bancorp	672	11,169
First of Long Island Corp. (The)	74,666	1,586,653
First Savings Financial Group, Inc.(x)	133	8,930
First United Corp.	497	8,757
First Western Financial, Inc.*	431	10,779
Flushing Financial Corp.	1,686	35,794
FNCB Bancorp, Inc.	983	7,412
Franklin Financial Services Corp.	241	7,514
Fulton Financial Corp.	8,741	148,859
FVCBankcorp, Inc.*	697	12,072
German American Bancorp, Inc.	40,535	1,873,528
Glacier Bancorp, Inc.	13,858	791,015
Great Southern Bancorp, Inc.	528	29,922
Great Western Bancorp, Inc.	3,181	96,352
Guaranty Bancshares, Inc.	317	11,650
Hancock Whitney Corp.	4,805	201,858
Hanmi Financial Corp.	1,613	31,824
HarborOne Bancorp, Inc.	2,744	36,962
Hawthorn Bancshares, Inc.	338	7,196
HBT Financial, Inc.	356	6,095
Heartland Financial USA, Inc.	1,905	95,745
Heritage Commerce Corp.	3,162	38,640
Heritage Financial Corp.	2,012	56,819
Hilltop Holdings, Inc.	3,670	125,257
Home BancShares, Inc.	8,551	231,305
HomeTrust Bancshares, Inc.	860	20,941
Hope Bancorp, Inc.	6,562	98,824
Horizon Bancorp, Inc.	2,288	42,511
Howard Bancorp, Inc.*	723	11,886
Independent Bank Corp./MA	1,814	152,721
Independent Bank Corp./MI	1,296	30,637
Independent Bank Group, Inc.	2,032	146,792
International Bancshares Corp.	2,911	135,129
Investar Holding Corp.	604	12,412
Investors Bancorp, Inc.	12,803	188,076
Lakeland Bancorp, Inc.	2,571	44,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.(x)	29,713	$2,055,842
Landmark Bancorp, Inc.(x)	282	7,450
LCNB Corp.	460	8,050
Level One Bancorp, Inc.	291	7,502
Limestone Bancorp, Inc.*	352	5,579
Live Oak Bancshares, Inc.	1,549	106,091
Macatawa Bank Corp.	1,333	13,263
Mackinac Financial Corp.	529	7,417
MainStreet Bancshares, Inc.*	408	8,470
Mercantile Bank Corp.	940	30,522
Meridian Corp.	376	9,776
Metrocity Bankshares, Inc.	758	11,658
Metropolitan Bank Holding Corp.*	322	16,216
Mid Penn Bancorp, Inc.	396	10,617
Middlefield Banc Corp.	427	8,950
Midland States Bancorp, Inc.	1,288	35,729
MidWestOne Financial Group, Inc.	769	23,816
MVB Financial Corp.	542	18,320
National Bank Holdings Corp., Class A	1,605	63,686
National Bankshares, Inc.	276	9,801
NBT Bancorp, Inc.	2,300	91,770
Nicolet Bankshares, Inc.*	551	45,986
Northeast Bank	384	10,134
Northrim BanCorp, Inc.	398	16,919
Norwood Financial Corp.	351	9,340
Oak Valley Bancorp(x)	404	6,929
OceanFirst Financial Corp.	3,367	80,606
OFG Bancorp	2,972	67,227
Ohio Valley Banc Corp.	244	5,924
Old National Bancorp	9,073	175,472
Old Second Bancorp, Inc.	1,603	21,176
Origin Bancorp, Inc.	1,159	49,153
Orrstown Financial Services, Inc.	498	11,105
Pacific Premier Bancorp, Inc.	4,469	194,133
Park National Corp.	813	105,121
Parke Bancorp, Inc.	468	9,355
Partners Bancorp(x)	656	4,795
PCB Bancorp	711	10,665
Peapack-Gladstone Financial Corp.	976	30,139
Penns Woods Bancorp, Inc.	474	11,419
Peoples Bancorp of North Carolina, Inc.	278	6,572
Peoples Bancorp, Inc.	32,544	1,079,484
Peoples Financial Services Corp.	389	16,431
Plumas Bancorp	343	10,033
Preferred Bank	823	52,409
Premier Financial Bancorp, Inc.	855	15,894
Primis Financial Corp.	844	12,272
Professional Holding Corp., Class A*	741	13,612
QCR Holdings, Inc.	883	41,695
RBB Bancorp	909	18,425
Red River Bancshares, Inc.	296	16,579
Reliant Bancorp, Inc.	767	22,028
Renasant Corp.	3,044	125,961
Republic Bancorp, Inc., Class A	597	26,441
Republic First Bancorp, Inc.*	2,438	9,191
Richmond Mutual BanCorp, Inc.	789	10,699
S&T Bancorp, Inc.	2,042	68,407
Salisbury Bancorp, Inc.	182	8,083
Sandy Spring Bancorp, Inc.	2,655	115,307
SB Financial Group, Inc.	508	9,276
Seacoast Banking Corp. of Florida*	2,863	103,755
Select Bancorp, Inc.*	873	9,664
ServisFirst Bancshares, Inc.	2,723	167,002
Shore Bancshares, Inc.	467	7,948
Sierra Bancorp	891	23,879
Silvergate Capital Corp., Class A*	1,088	154,681
Simmons First National Corp., Class A	6,031	178,940
SmartFinancial, Inc.	712	15,415
South Plains Financial, Inc.	609	13,836
South State Corp.	57,597	4,521,940
Southern First Bancshares, Inc.*	477	22,362
Southside Bancshares, Inc.	1,768	68,086
Spirit of Texas Bancshares, Inc.	818	18,250
Stock Yards Bancorp, Inc.	1,159	59,179
Summit Financial Group, Inc.	585	15,532
Texas Capital Bancshares, Inc.*	2,828	200,562
Tompkins Financial Corp.	796	65,829
Towne Bank	3,723	113,179
TriCo Bancshares	21,457	1,016,418
TriState Capital Holdings, Inc.*	1,543	35,582
Triumph Bancorp, Inc.*	1,296	100,297
Trustmark Corp.	3,591	120,873
UMB Financial Corp.	2,438	225,101
United Bankshares, Inc.	6,921	267,012
United Community Banks, Inc.	4,271	145,727
United Security Bancshares	771	6,314
Unity Bancorp, Inc.	453	9,966
Univest Financial Corp.	1,545	44,172
Valley National Bancorp	22,272	306,017
Veritex Holdings, Inc.	2,561	83,796
Washington Trust Bancorp, Inc.	34,617	1,787,276
WesBanco, Inc.	3,727	134,396
West BanCorp, Inc.	926	22,307
Westamerica Bancorp	1,455	91,345

		40,971,404

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	3,223	168,144
AssetMark Financial Holdings, Inc.*	956	22,313
Associated Capital Group, Inc., Class A	145	5,200
B Riley Financial, Inc.	1,145	64,555
BGC Partners, Inc., Class A	16,613	80,241
Blucora, Inc.*	2,519	41,916
Brightsphere Investment Group, Inc.	3,474	70,800
Cohen & Steers, Inc.	1,385	90,482
Cowen, Inc., Class A	1,460	51,319
Diamond Hill Investment Group, Inc.	162	25,274
Donnelley Financial Solutions, Inc.*	1,580	43,971
Federated Hermes, Inc., Class B	5,192	162,510
Focus Financial Partners, Inc., Class A*	2,062	85,820
GAMCO Investors, Inc., Class A	302	5,602
Greenhill & Co., Inc.	734	12,096
Hamilton Lane, Inc., Class A	1,836	162,596
Houlihan Lokey, Inc.	2,893	192,413
Moelis & Co., Class A	2,933	160,963
Oppenheimer Holdings, Inc., Class A	421	16,861
Piper Sandler Cos	971	106,470
PJT Partners, Inc., Class A	1,327	89,772
Pzena Investment Management, Inc., Class A	1,070	11,267
Safeguard Scientifics, Inc.*	1,130	7,707
Sculptor Capital Management, Inc.	927	20,283
Siebert Financial Corp.*	369	1,494
Silvercrest Asset Management Group, Inc., Class A	787	11,317
StepStone Group, Inc., Class A	1,106	39,009
Stifel Financial Corp.	5,587	357,903
StoneX Group, Inc.*	939	61,392
Value Line, Inc.	76	2,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Virtus Investment Partners, Inc.	403	$94,907
Waddell & Reed Financial, Inc., Class A	3,346	83,817
Westwood Holdings Group, Inc.	484	6,999
WisdomTree Investments, Inc.	8,371	52,319

		2,409,874

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	363	11,010
Curo Group Holdings Corp.	1,035	15,101
Encore Capital Group, Inc.*	1,654	66,540
Enova International, Inc.*	2,006	71,173
EZCORP, Inc., Class A*	3,157	15,690
FirstCash, Inc.	2,226	146,181
Green Dot Corp., Class A*	2,824	129,311
LendingClub Corp.*	4,057	67,022
Navient Corp.	10,201	145,976
Nelnet, Inc., Class A	908	66,048
Oportun Financial Corp.*	941	19,488
PRA Group, Inc.*	2,539	94,121
PROG Holdings, Inc.	3,745	162,121
Regional Management Corp.	516	17,885
World Acceptance Corp.*	231	29,974

		1,057,641

Diversified Financial Services (0.1%)
Alerus Financial Corp.	800	23,824
A-Mark Precious Metals, Inc.	329	11,844
Banco Latinoamericano de Comercio Exterior SA, Class E	1,929	29,186
Cannae Holdings, Inc.*	4,790	189,780
GWG Holdings, Inc.*	317	2,216
Marlin Business Services Corp.	581	7,925
SWK Holdings Corp.*	278	4,042

		268,817

Insurance (6.4%)
Ambac Financial Group, Inc.*	2,340	39,172
American Equity Investment Life Holding Co.	5,008	157,902
AMERISAFE, Inc.	1,059	67,776
Argo Group International Holdings Ltd.	1,767	88,915
BRP Group, Inc., Class A*	2,518	68,615
Citizens, Inc.(x)*	3,175	18,383
CNO Financial Group, Inc.	199,543	4,846,899
Crawford & Co., Class A	950	10,117
Donegal Group, Inc., Class A	839	12,468
eHealth, Inc.*	1,427	103,786
Employers Holdings, Inc.	1,609	69,284
Enstar Group Ltd.*	672	165,803
FBL Financial Group, Inc., Class A	499	27,904
FedNat Holding Co.	985	4,561
Genworth Financial, Inc., Class A*	28,665	95,168
Goosehead Insurance, Inc., Class A	715	76,634
Greenlight Capital Re Ltd., Class A(x)*	1,886	16,408
Hanover Insurance Group, Inc. (The)	41,571	5,381,782
HCI Group, Inc.	309	23,737
Heritage Insurance Holdings, Inc.	1,472	16,310
Horace Mann Educators Corp.	113,723	4,913,971
Independence Holding Co.	336	13,390
Investors Title Co.	94	15,604
James River Group Holdings Ltd.	1,601	73,038
Kinsale Capital Group, Inc.	1,180	194,464
MBIA, Inc.*	2,539	24,425
National Western Life Group, Inc., Class A	129	32,121
NI Holdings, Inc.*	634	11,716
Old Republic International Corp.	213,880	4,671,139
Palomar Holdings, Inc.*	1,156	77,498
ProAssurance Corp.	2,949	78,915
ProSight Global, Inc.*	547	6,892
Protective Insurance Corp., Class B	553	12,647
RLI Corp.	2,212	246,793
Safety Insurance Group, Inc.	758	63,861
Selective Insurance Group, Inc.	33,618	2,438,650
Selectquote, Inc.*	7,302	215,482
SiriusPoint Ltd.*	5,024	51,094
State Auto Financial Corp.	1,182	23,297
Stewart Information Services Corp.	1,427	74,247
Tiptree, Inc.	1,537	13,756
Trean Insurance Group, Inc.*	626	10,110
Trupanion, Inc.*	1,661	126,585
United Fire Group, Inc.	1,114	38,767
United Insurance Holdings Corp.	1,251	9,020
Universal Insurance Holdings, Inc.	1,351	19,373
Vericity, Inc.(x)*	113	1,118
Watford Holdings Ltd.*	981	33,952

		24,783,549

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,880	110,084
Arbor Realty Trust, Inc. (REIT)	6,194	98,485
Ares Commercial Real Estate Corp. (REIT)	1,728	23,708
Arlington Asset Investment Corp. (REIT), Class A*	1,456	5,882
ARMOUR Residential REIT, Inc. (REIT)	3,820	46,604
Blackstone Mortgage Trust, Inc. (REIT), Class A	7,776	241,056
Broadmark Realty Capital, Inc. (REIT)	6,786	70,982
Capstead Mortgage Corp. (REIT)	5,839	36,377
Cherry Hill Mortgage Investment Corp. (REIT)	919	8,583
Chimera Investment Corp. (REIT)	11,026	140,030
Colony Credit Real Estate, Inc. (REIT)	5,046	42,992
Dynex Capital, Inc. (REIT)	1,377	26,067
Ellington Financial, Inc. (REIT)	2,490	39,865
Ellington Residential Mortgage REIT (REIT)(x)	638	7,854
Granite Point Mortgage Trust, Inc. (REIT)	3,142	37,610
Great Ajax Corp. (REIT)	1,452	15,827
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,106	230,347
Invesco Mortgage Capital, Inc. (REIT)(x)	12,995	52,110
KKR Real Estate Finance Trust, Inc. (REIT)	1,714	31,520
Ladder Capital Corp. (REIT)	6,037	71,237
MFA Financial, Inc. (REIT)	25,763	104,855
New York Mortgage Trust, Inc. (REIT)	20,845	93,177
Orchid Island Capital, Inc. (REIT)(x)	4,831	29,034
PennyMac Mortgage Investment Trust (REIT)‡	5,614	110,034
Ready Capital Corp. (REIT)	3,096	41,550
Redwood Trust, Inc. (REIT)	6,628	68,997
TPG RE Finance Trust, Inc. (REIT)	3,679	41,205
Two Harbors Investment Corp. (REIT)	15,422	113,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Western Asset Mortgage Capital Corp. (REIT)(x)	3,158	$10,074

		1,949,189

Thrifts & Mortgage Finance (0.9%)
Axos Financial, Inc.*	3,198	150,338
Bogota Financial Corp.(x)*	461	4,730
Bridgewater Bancshares, Inc.*	1,402	22,642
Capitol Federal Financial, Inc.	7,117	94,265
Columbia Financial, Inc.*	2,494	43,595
ESSA Bancorp, Inc.	543	8,688
Essent Group Ltd.	6,164	292,728
Federal Agricultural Mortgage Corp., Class C	468	47,137
Flagstar Bancorp, Inc.	2,689	121,274
FS Bancorp, Inc.	251	16,867
Greene County Bancorp, Inc.	158	3,952
Hingham Institution For Savings (The)	90	25,538
Home Bancorp, Inc.	501	18,061
Home Point Capital, Inc.*	743	6,910
HomeStreet, Inc.	1,239	54,603
Kearny Financial Corp.	4,432	53,539
Luther Burbank Corp.	1,210	14,314
Merchants Bancorp	495	20,760
Meridian Bancorp, Inc.	2,652	48,850
Meta Financial Group, Inc.	1,735	78,613
MMA Capital Holdings, Inc.*	281	6,410
Mr Cooper Group, Inc.*	4,149	144,219
NMI Holdings, Inc., Class A*	4,597	108,673
Northfield Bancorp, Inc.	2,609	41,535
Northwest Bancshares, Inc.	6,545	94,575
Oconee Federal Financial Corp.(x)	135	3,521
OP Bancorp	745	7,837
PCSB Financial Corp.	814	13,521
PDL Community Bancorp*	441	4,899
PennyMac Financial Services, Inc.‡	2,324	155,406
Pioneer Bancorp, Inc.*	663	7,724
Premier Financial Corp.	2,066	68,715
Provident Bancorp, Inc.	1,073	15,451
Provident Financial Holdings, Inc.	336	5,678
Provident Financial Services, Inc.	3,864	86,090
Prudential Bancorp, Inc.	482	7,114
Radian Group, Inc.	10,701	248,798
Riverview Bancorp, Inc.	705	4,886
Security National Financial Corp., Class A*	638	5,965
Southern Missouri Bancorp, Inc.	452	17,818
Standard AVB Financial Corp.	282	9,207
Sterling Bancorp, Inc.*	1,005	5,688
Territorial Bancorp, Inc.	519	13,733
Timberland Bancorp, Inc.	426	11,847
TrustCo Bank Corp.	110,394	813,604
Walker & Dunlop, Inc.	1,562	160,480
Washington Federal, Inc.	4,101	126,311
Waterstone Financial, Inc.	1,009	20,604
Western New England Bancorp, Inc.	1,448	12,207
WSFS Financial Corp.	2,645	131,695

		3,481,615

Total Financials		74,922,089

Health Care (9.9%)
Biotechnology (4.1%)
4D Molecular Therapeutics, Inc.(x)*	445	19,304
89bio, Inc.*	403	9,543
Abeona Therapeutics, Inc.*	4,726	8,885
ADMA Biologics, Inc.(x)*	3,798	6,684
Adverum Biotechnologies, Inc.*	4,988	49,182
Aeglea BioTherapeutics, Inc.*	2,924	23,158
Affimed NV*	6,307	49,888
Agenus, Inc.*	9,619	26,164
Akebia Therapeutics, Inc.(x)*	8,385	28,383
Akero Therapeutics, Inc.*	657	19,060
Akouos, Inc.(x)*	1,369	18,988
Albireo Pharma, Inc.*	994	35,039
Alector, Inc.*	2,513	50,612
Aligos Therapeutics, Inc.(x)*	559	12,712
Allakos, Inc.*	1,456	167,120
Allogene Therapeutics, Inc.*	3,005	106,077
Allovir, Inc.*	1,654	38,704
ALX Oncology Holdings, Inc.*	975	71,896
Amicus Therapeutics, Inc.*	14,148	139,782
AnaptysBio, Inc.*	1,190	25,645
Anavex Life Sciences Corp.(x)*	3,426	51,219
Anika Therapeutics, Inc.*	778	31,735
Annexon, Inc.*	1,491	41,509
Apellis Pharmaceuticals, Inc.*	3,290	141,174
Applied Genetic Technologies Corp.(x)*	3,066	15,545
Applied Molecular Transport, Inc.(x)*	1,240	54,572
Applied Therapeutics, Inc.(x)*	679	12,735
Aprea Therapeutics, Inc.*	502	2,560
Aptinyx, Inc.(x)*	1,691	5,073
Aravive, Inc.(x)*	849	5,595
Arcturus Therapeutics Holdings, Inc.(x)*	1,081	44,645
Arcus Biosciences, Inc.*	2,254	63,292
Arcutis Biotherapeutics, Inc.*	1,402	40,560
Ardelyx, Inc.*	3,862	25,566
Arena Pharmaceuticals, Inc.*	3,250	225,518
Arrowhead Pharmaceuticals, Inc.*	5,721	379,360
Assembly Biosciences, Inc.*	1,866	8,584
Atara Biotherapeutics, Inc.*	4,235	60,815
Athenex, Inc.(x)*	3,928	16,890
Athersys, Inc.(x)*	7,954	14,317
Atreca, Inc., Class A*	1,376	21,094
AVEO Pharmaceuticals, Inc.(x)*	961	7,035
Avid Bioservices, Inc.*	3,393	61,854
Avidity Biosciences, Inc.*	1,704	37,164
Avrobio, Inc.*	1,701	21,586
Axcella Health, Inc.*	691	3,289
Aziyo Biologics, Inc., Class A(x)*	135	1,866
Beam Therapeutics, Inc.(x)*	2,230	178,489
Beyondspring, Inc.(x)*	891	9,863
BioAtla, Inc.*	663	33,707
BioCryst Pharmaceuticals, Inc.(x)*	10,042	102,127
Biohaven Pharmaceutical Holding Co. Ltd.*	2,682	183,315
Bioxcel Therapeutics, Inc.(x)*	739	31,895
Black Diamond Therapeutics, Inc.*	1,135	27,535
Blueprint Medicines Corp.*	3,093	300,732
Bolt Biotherapeutics, Inc.*	726	23,893
BrainStorm Cell Therapeutics, Inc.(x)*	1,833	7,020
Bridgebio Pharma, Inc.*	5,258	323,893
C4 Therapeutics, Inc.(x)*	615	22,749
Cabaletta Bio, Inc.*	899	9,979
Calithera Biosciences, Inc.*	4,638	11,224
Calyxt, Inc.(x)*	536	3,227
CareDx, Inc.*	2,780	189,290
CASI Pharmaceuticals, Inc.*	4,275	10,260
Catabasis Pharmaceuticals, Inc.(x)*	1,258	3,636
Catalyst Biosciences, Inc.*	1,233	6,214
Catalyst Pharmaceuticals, Inc.*	5,504	25,373
CEL-SCI Corp.(x)*	1,934	29,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Centogene NV(x)*	312	$3,785
Checkmate Pharmaceuticals, Inc.*	398	4,832
Checkpoint Therapeutics, Inc.(x)*	3,124	9,809
ChemoCentryx, Inc.*	2,725	139,629
Chimerix, Inc.*	3,326	32,063
Chinook Therapeutics, Inc.*	687	10,676
Cidara Therapeutics, Inc.(x)*	2,297	6,110
Clovis Oncology, Inc.(x)*	5,053	35,472
Codiak Biosciences, Inc.(x)*	379	5,715
Cohbar, Inc.(m)(x)*	1,651	2,245
Coherus Biosciences, Inc.*	3,304	48,271
Concert Pharmaceuticals, Inc.*	1,453	7,250
Constellation Pharmaceuticals, Inc.*	1,604	37,518
ContraFect Corp.(x)*	1,844	8,851
Corbus Pharmaceuticals Holdings, Inc.(x)*	4,610	9,082
Cortexyme, Inc.(x)*	791	28,500
Crinetics Pharmaceuticals, Inc.*	1,363	20,827
Cue Biopharma, Inc.*	1,655	20,191
Cullinan Oncology, Inc.(x)*	751	31,294
Cyclerion Therapeutics, Inc.*	1,356	3,783
Cytokinetics, Inc.*	3,608	83,922
CytomX Therapeutics, Inc.*	3,540	27,364
Decibel Therapeutics, Inc.(x)*	541	6,146
Deciphera Pharmaceuticals, Inc.*	2,081	93,312
Denali Therapeutics, Inc.*	3,515	200,707
DermTech, Inc.(x)*	563	28,595
Dicerna Pharmaceuticals, Inc.*	3,815	97,550
Dyadic International, Inc.(x)*	1,338	7,346
Dynavax Technologies Corp.(x)*	6,087	59,835
Dyne Therapeutics, Inc.*	787	12,222
Eagle Pharmaceuticals, Inc.*	601	25,086
Editas Medicine, Inc.*	3,646	153,132
Eiger BioPharmaceuticals, Inc.*	1,700	15,045
Emergent BioSolutions, Inc.*	2,522	234,319
Enanta Pharmaceuticals, Inc.*	1,052	51,885
Enochian Biosciences, Inc.(x)*	830	2,938
Epizyme, Inc.*	5,067	44,134
Esperion Therapeutics, Inc.(x)*	1,440	40,392
Evelo Biosciences, Inc.(x)*	1,135	12,144
Exicure, Inc.*	4,125	8,993
Fate Therapeutics, Inc.*	4,256	350,907
Fennec Pharmaceuticals, Inc.(x)*	1,486	9,228
FibroGen, Inc.*	4,645	161,228
Five Prime Therapeutics, Inc.*	1,864	70,217
Flexion Therapeutics, Inc.(x)*	2,046	18,312
Foghorn Therapeutics, Inc.(x)*	398	5,246
Forma Therapeutics Holdings, Inc.*	1,689	47,326
Fortress Biotech, Inc.*	3,970	14,014
Frequency Therapeutics, Inc.(x)*	1,443	13,708
G1 Therapeutics, Inc.*	2,062	49,612
Galectin Therapeutics, Inc.(x)*	2,873	6,234
Galera Therapeutics, Inc.*	608	5,363
Generation Bio Co.*	2,252	64,092
Genprex, Inc.(x)*	1,992	8,586
Geron Corp.(x)*	18,144	28,668
GlycoMimetics, Inc.*	2,173	6,541
Gossamer Bio, Inc.*	2,756	25,493
Gritstone Oncology, Inc.(x)*	1,655	15,607
Halozyme Therapeutics, Inc.*	7,432	309,840
Harpoon Therapeutics, Inc.*	727	15,209
Heron Therapeutics, Inc.*	4,710	76,349
Homology Medicines, Inc.*	1,826	17,183
Hookipa Pharma, Inc.*	930	12,509
iBio, Inc.(x)*	13,417	20,662
Ideaya Biosciences, Inc.*	841	19,763
IGM Biosciences, Inc.(x)*	420	32,210
Immunic, Inc.*	253	4,033
ImmunityBio, Inc.(x)*	1,752	41,592
ImmunoGen, Inc.*	10,577	85,674
Immunome, Inc.(x)*	127	4,303
Immunovant, Inc.*	2,249	36,074
Inhibrx, Inc.*	477	9,573
Inovio Pharmaceuticals, Inc.(x)*	10,351	96,057
Inozyme Pharma, Inc.(x)*	799	15,820
Insmed, Inc.*	5,646	192,303
Intellia Therapeutics, Inc.*	3,066	246,062
Intercept Pharmaceuticals, Inc.*	1,482	34,205
Invitae Corp.(x)*	6,710	256,389
Ironwood Pharmaceuticals, Inc.*	8,946	100,016
iTeos Therapeutics, Inc.*	1,103	37,701
IVERIC bio, Inc.*	5,077	31,376
Jounce Therapeutics, Inc.*	1,321	13,567
Kadmon Holdings, Inc.*	9,043	35,177
KalVista Pharmaceuticals, Inc.*	967	24,842
Karuna Therapeutics, Inc.*	868	104,360
Karyopharm Therapeutics, Inc.(x)*	4,009	42,175
Keros Therapeutics, Inc.*	784	48,255
Kezar Life Sciences, Inc.*	1,953	11,640
Kindred Biosciences, Inc.*	1,535	7,629
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	24,285
Kinnate Biopharma, Inc.(x)*	773	24,087
Kodiak Sciences, Inc.*	1,810	205,236
Kronos Bio, Inc.(x)*	847	24,792
Krystal Biotech, Inc.*	856	65,946
Kura Oncology, Inc.*	3,390	95,835
Kymera Therapeutics, Inc.*	599	23,277
La Jolla Pharmaceutical Co.(x)*	1,213	5,143
Lexicon Pharmaceuticals, Inc.(x)*	2,455	14,411
Ligand Pharmaceuticals, Inc.(x)*	796	121,350
LogicBio Therapeutics, Inc.(x)*	794	5,780
MacroGenics, Inc.*	3,054	97,270
Madrigal Pharmaceuticals, Inc.*	487	56,964
Magenta Therapeutics, Inc.*	1,118	13,237
MannKind Corp.(x)*	12,222	47,910
Marker Therapeutics, Inc.(x)*	1,556	3,485
MediciNova, Inc.(x)*	3,048	15,392
MEI Pharma, Inc.*	7,059	24,212
MeiraGTx Holdings plc*	1,146	16,537
Mersana Therapeutics, Inc.*	3,146	50,902
Metacrine, Inc.*	401	2,486
Minerva Neurosciences, Inc.*	1,844	5,384
Mirati Therapeutics, Inc.*	2,391	409,578
Mirum Pharmaceuticals, Inc.*	320	6,342
Molecular Templates, Inc.*	1,693	21,366
Morphic Holding, Inc.*	733	46,384
Mustang Bio, Inc.*	3,875	12,865
Myriad Genetics, Inc.*	3,860	117,537
Natera, Inc.*	4,228	429,311
Neoleukin Therapeutics, Inc.*	2,071	25,494
NeuBase Therapeutics, Inc.*	1,190	8,794
NeuroBo Pharmaceuticals, Inc.(x)*	389	1,712
NexImmune, Inc.(x)*	389	7,422
NextCure, Inc.*	1,157	11,582
Nkarta, Inc.*	1,138	37,440
Novavax, Inc.*	3,446	624,794
Nurix Therapeutics, Inc.(x)*	1,338	41,598
Nymox Pharmaceutical Corp.*	2,707	6,010
Olema Pharmaceuticals, Inc.*	694	23,027
Oncocyte Corp.*	4,624	23,999
Oncorus, Inc.(x)*	367	5,109
OPKO Health, Inc.(x)*	22,987	98,614
Organogenesis Holdings, Inc.*	1,575	28,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Orgenesis, Inc.(x)*	1,225	$7,019
ORIC Pharmaceuticals, Inc.*	1,324	32,438
Ovid therapeutics, Inc.(x)*	2,979	11,976
Oyster Point Pharma, Inc.(x)*	339	6,197
Pandion Therapeutics, Inc.(x)*	701	42,095
Passage Bio, Inc.*	1,477	25,818
PhaseBio Pharmaceuticals, Inc.(x)*	788	2,726
Pieris Pharmaceuticals, Inc.*	2,929	7,528
PMV Pharmaceuticals, Inc.(x)*	808	26,575
Poseida Therapeutics, Inc.(x)*	1,851	17,677
Praxis Precision Medicines, Inc.(x)*	648	21,228
Precigen, Inc.(x)*	3,807	26,230
Precision BioSciences, Inc.*	2,651	27,438
Prelude Therapeutics, Inc.(x)*	546	23,658
Protagonist Therapeutics, Inc.*	1,922	49,780
Protara Therapeutics, Inc.*	137	2,156
Prothena Corp. plc*	1,861	46,748
PTC Therapeutics, Inc.*	3,422	162,032
Puma Biotechnology, Inc.*	1,709	16,611
Radius Health, Inc.*	2,550	53,193
RAPT Therapeutics, Inc.*	763	16,939
REGENXBIO, Inc.*	2,162	73,746
Relay Therapeutics, Inc.*	2,562	88,568
Replimune Group, Inc.*	1,410	43,019
REVOLUTION Medicines, Inc.*	2,387	109,516
Rhythm Pharmaceuticals, Inc.*	2,233	47,496
Rigel Pharmaceuticals, Inc.*	10,003	34,210
Rocket Pharmaceuticals, Inc.*	2,042	90,604
Rubius Therapeutics, Inc.(x)*	1,972	52,258
Sangamo Therapeutics, Inc.*	6,241	78,200
Savara, Inc.*	3,282	6,827
Scholar Rock Holding Corp.*	1,397	70,772
Scopus Biopharma, Inc.(x)*	856	7,233
Selecta Biosciences, Inc.*	3,141	14,213
Sensei Biotherapeutics, Inc.(x)*	529	7,686
Seres Therapeutics, Inc.*	3,133	64,508
Shattuck Labs, Inc.(x)*	777	22,719
Sigilon Therapeutics, Inc.*	442	9,879
Silverback Therapeutics, Inc.(x)*	726	31,675
Soleno Therapeutics, Inc.*	4,780	6,023
Solid Biosciences, Inc.(x)*	1,440	7,963
Sorrento Therapeutics, Inc.(x)*	13,690	113,216
Spectrum Pharmaceuticals, Inc.*	6,961	22,693
Spero Therapeutics, Inc.(x)*	992	14,602
SpringWorks Therapeutics, Inc.*	1,369	100,717
Spruce Biosciences, Inc.(x)*	367	6,092
SQZ Biotechnologies Co.(x)*	227	3,105
Stoke Therapeutics, Inc.(x)*	719	27,926
Sutro Biopharma, Inc.*	1,965	44,723
Syndax Pharmaceuticals, Inc.*	1,601	35,798
Syros Pharmaceuticals, Inc.*	2,445	18,289
Taysha Gene Therapies, Inc.(x)*	450	9,135
TCR2 Therapeutics, Inc.*	1,595	35,218
TG Therapeutics, Inc.*	6,877	331,471
Translate Bio, Inc.*	3,816	62,926
Travere Therapeutics, Inc.*	3,094	77,257
Turning Point Therapeutics, Inc.*	2,087	197,409
Twist Bioscience Corp.*	2,625	325,133
Tyme Technologies, Inc.(x)*	1,898	3,378
Ultragenyx Pharmaceutical, Inc.*	3,552	404,431
UNITY Biotechnology, Inc.(x)*	2,303	13,818
UroGen Pharma Ltd.(x)*	1,156	22,519
Vanda Pharmaceuticals, Inc.*	3,066	46,051
Vaxart, Inc.(x)*	3,110	18,815
Vaxcyte, Inc.(x)*	1,619	31,975
VBI Vaccines, Inc.(x)*	10,582	32,910
Veracyte, Inc.*	3,767	202,476
Verastem, Inc.*	7,721	19,071
Vericel Corp.*	2,450	136,098
Viking Therapeutics, Inc.(x)*	3,421	21,638
Vir Biotechnology, Inc.*	2,956	151,554
Vor BioPharma, Inc.(x)*	653	28,144
Voyager Therapeutics, Inc.*	1,820	8,572
vTv Therapeutics, Inc., Class A*	668	1,884
X4 Pharmaceuticals, Inc.*	1,260	10,849
XBiotech, Inc.(x)*	944	16,208
Xencor, Inc.*	3,010	129,611
XOMA Corp.(x)*	417	17,018
Y-mAbs Therapeutics, Inc.*	1,785	53,978
Zentalis Pharmaceuticals, Inc.*	1,539	66,777
ZIOPHARM Oncology, Inc.(x)*	10,923	39,323

		15,717,295

Health Care Equipment & Supplies (3.2%)
Accelerate Diagnostics, Inc.(x)*	2,131	17,730
Accuray, Inc.*	5,113	25,309
Acutus Medical, Inc.(x)*	622	8,316
Alphatec Holdings, Inc.*	3,230	51,002
AngioDynamics, Inc.*	1,884	44,086
Antares Pharma, Inc.*	9,402	38,642
Apyx Medical Corp.*	1,655	15,987
Aspira Women’s Health, Inc.(x)*	4,371	29,504
AtriCure, Inc.*	2,391	156,658
Atrion Corp.	78	50,022
Avanos Medical, Inc.*	2,738	119,760
Axogen, Inc.*	2,110	42,749
Axonics Modulation Technologies, Inc.(x)*	1,667	99,837
Bellerophon Therapeutics, Inc.*	282	1,464
Beyond Air, Inc.(x)*	931	5,120
BioLife Solutions, Inc.*	868	31,248
BioSig Technologies, Inc.*	1,494	6,439
Bioventus, Inc., Class A(x)*	594	9,076
Cantel Medical Corp.*	2,095	167,265
Cardiovascular Systems, Inc.*	2,115	81,089
Cerus Corp.*	9,318	56,001
Chembio Diagnostics, Inc.(x)*	1,357	4,763
Co-Diagnostics, Inc.(x)*	1,214	11,582
CONMED Corp.	1,505	196,538
CryoLife, Inc.*	2,181	49,247
CryoPort, Inc.(x)*	2,230	115,982
Cutera, Inc.*	922	27,706
CytoSorbents Corp.(x)*	2,404	20,867
Eargo, Inc.(x)*	463	23,127
Electromed, Inc.*	485	5,112
Envista Holdings Corp.*	82,140	3,351,312
FONAR Corp.*	439	7,942
GenMark Diagnostics, Inc.*	3,840	91,776
Glaukos Corp.*	2,381	199,837
Heska Corp.*	397	66,879
Inari Medical, Inc.*	926	99,082
Inogen, Inc.*	1,076	56,512
Integer Holdings Corp.*	42,397	3,904,764
Intersect ENT, Inc.*	1,734	36,206
IntriCon Corp.*	471	12,076
Invacare Corp.	1,856	14,885
iRadimed Corp.*	412	10,617
iRhythm Technologies, Inc.*	1,615	224,259
Lantheus Holdings, Inc.*	3,752	80,180
LeMaitre Vascular, Inc.	914	44,585
LENSAR, Inc.*	505	3,666
LivaNova plc*	2,722	200,693
Lucira Health, Inc.(x)*	598	7,236
Meridian Bioscience, Inc.*	2,377	62,396
Merit Medical Systems, Inc.*	2,993	179,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mesa Laboratories, Inc.	279	$67,936
Milestone Scientific, Inc.*	2,480	8,854
Misonix, Inc.*	607	11,891
Natus Medical, Inc.*	2,019	51,707
Nemaura Medical, Inc.(x)*	473	3,614
Neogen Corp.*	2,949	262,137
Nevro Corp.*	1,900	265,050
NuVasive, Inc.*	2,833	185,731
OraSure Technologies, Inc.*	4,149	48,419
Ortho Clinical Diagnostics Holdings plc*	4,739	91,439
Orthofix Medical, Inc.*	1,117	48,422
OrthoPediatrics Corp.*	648	31,590
Outset Medical, Inc.*	561	30,513
PAVmed, Inc.*	4,393	19,505
Pulmonx Corp.*	659	30,143
Pulse Biosciences, Inc.(x)*	681	16,126
Quotient Ltd.*	4,156	15,294
Repro-Med Systems, Inc.(x)*	1,698	5,977
Retractable Technologies, Inc.(x)*	932	11,948
Rockwell Medical, Inc.*	5,131	5,952
SeaSpine Holdings Corp.*	1,393	24,238
Shockwave Medical, Inc.*	1,577	205,420
SI-BONE, Inc.*	1,581	50,292
Sientra, Inc.*	3,304	24,086
Silk Road Medical, Inc.*	1,603	81,192
Soliton, Inc.*	418	7,344
STAAR Surgical Co.*	2,560	269,850
Stereotaxis, Inc.*	1,957	13,151
Surgalign Holdings, Inc.*	4,488	9,784
Surmodics, Inc.*	803	45,024
Tactile Systems Technology, Inc.*	1,075	58,577
Talis Biomedical Corp.(x)*	757	9,727
Tela Bio, Inc.*	373	5,558
TransMedics Group, Inc.*	1,341	55,638
Utah Medical Products, Inc.	162	14,029
Vapotherm, Inc.*	1,117	26,830
Varex Imaging Corp.*	2,203	45,139
Venus Concept, Inc.*	1,291	3,034
ViewRay, Inc.*	6,403	27,853
VolitionRX Ltd.(x)*	1,668	6,305
Zynex, Inc.(x)*	1,177	17,973

		12,379,644

Health Care Providers & Services (1.1%)
1Life Healthcare, Inc.*	4,372	170,858
Accolade, Inc.*	1,790	81,212
AdaptHealth Corp.*	4,197	154,282
Addus HomeCare Corp.*	814	85,136
AMN Healthcare Services, Inc.*	2,592	191,030
Apollo Medical Holdings, Inc.*	1,224	33,158
Apria, Inc.*	433	12,094
Avalon GloboCare Corp.(x)*	1,245	1,332
Biodesix, Inc.(x)*	182	3,696
Brookdale Senior Living, Inc.*	10,664	64,517
Castle Biosciences, Inc.*	799	54,700
Community Health Systems, Inc.*	5,061	68,425
CorVel Corp.*	491	50,372
Covetrus, Inc.*	6,490	194,505
Cross Country Healthcare, Inc.*	1,771	22,120
Ensign Group, Inc. (The)	2,889	271,104
Enzo Biochem, Inc.*	2,476	8,517
Exagen, Inc.*	187	3,273
Five Star Senior Living, Inc.*	1,317	8,060
Fulgent Genetics, Inc.(x)*	731	70,629
Hanger, Inc.*	2,195	50,090
HealthEquity, Inc.*	4,486	305,048
InfuSystem Holdings, Inc.*	999	20,340
Joint Corp. (The)*	682	32,988
LHC Group, Inc.*	1,697	324,483
Magellan Health, Inc.*	1,322	123,263
MEDNAX, Inc.*	4,106	104,580
ModivCare, Inc.*	676	100,129
National HealthCare Corp.	691	53,836
National Research Corp.*	836	39,150
Ontrak, Inc.(x)*	405	13,187
Option Care Health, Inc.*	4,786	84,904
Owens & Minor, Inc.	4,059	152,578
Patterson Cos., Inc.	4,870	155,596
Pennant Group, Inc. (The)*	1,358	62,196
PetIQ, Inc.*	1,280	45,133
Progenity, Inc.*	210	1,000
Progyny, Inc.*	1,504	66,943
R1 RCM, Inc.*	6,066	149,709
RadNet, Inc.*	2,557	55,615
Select Medical Holdings Corp.*	6,028	205,555
Sharps Compliance Corp.*	976	14,025
Surgery Partners, Inc.*	1,490	65,947
Tenet Healthcare Corp.*	5,841	303,732
Tivity Health, Inc.*	2,368	52,854
Triple-S Management Corp., Class B*	1,335	34,750
US Physical Therapy, Inc.	685	71,308
Viemed Healthcare, Inc.*	1,638	16,577

		4,254,536

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	9,034	135,646
Computer Programs and Systems, Inc.	750	22,950
Evolent Health, Inc., Class A*	4,351	87,890
Health Catalyst, Inc.*	1,842	86,150
HealthStream, Inc.*	1,572	35,119
HMS Holdings Corp.*	4,862	179,772
iCAD, Inc.*	964	20,456
Inovalon Holdings, Inc., Class A*	4,041	116,300
Inspire Medical Systems, Inc.*	1,463	302,826
NantHealth, Inc.(x)*	1,859	5,967
NextGen Healthcare, Inc.*	3,115	56,382
Omnicell, Inc.*	2,374	308,311
OptimizeRx Corp.*	849	41,389
Phreesia, Inc.*	1,839	95,812
Schrodinger, Inc.*	1,646	125,573
Simulations Plus, Inc.	805	50,908
Tabula Rasa HealthCare, Inc.(x)*	1,118	51,484
Vocera Communications, Inc.*	1,845	70,959

		1,793,894

Life Sciences Tools & Services (0.4%)
Champions Oncology, Inc.*	484	5,469
ChromaDex Corp.(x)*	2,382	22,248
Codexis, Inc.*	3,049	69,791
Fluidigm Corp.(x)*	4,532	20,485
Harvard Bioscience, Inc.*	2,628	14,349
Luminex Corp.	2,470	78,793
Medpace Holdings, Inc.*	1,543	253,129
NanoString Technologies, Inc.*	2,432	159,807
NeoGenomics, Inc.*	6,087	293,576
Pacific Biosciences of California, Inc.*	10,284	342,560
Personalis, Inc.*	1,436	35,340
Quanterix Corp.*	1,353	79,110
Seer, Inc.(x)*	828	41,416

		1,416,073

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc.(x)*	4,500	7,650
Aerie Pharmaceuticals, Inc.*	1,974	35,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Agile Therapeutics, Inc.(x)*	4,771	$9,924
Amneal Pharmaceuticals, Inc.*	5,561	37,426
Amphastar Pharmaceuticals, Inc.*	2,022	37,043
Angion Biomedica Corp.(x)*	410	7,409
ANI Pharmaceuticals, Inc.*	464	16,769
Aquestive Therapeutics, Inc.(x)*	1,410	7,332
Arvinas, Inc.*	2,021	133,588
Atea Pharmaceuticals, Inc.(x)*	841	51,932
Athira Pharma, Inc.(x)*	739	13,598
Avenue Therapeutics, Inc.(x)*	443	2,689
Axsome Therapeutics, Inc.*	1,596	90,366
Aytu BioPharma, Inc.(x)*	1,223	9,295
BioDelivery Sciences International, Inc.*	4,246	16,602
Cara Therapeutics, Inc.*	2,496	54,188
Cassava Sciences, Inc.(x)*	1,827	82,124
Cerecor, Inc.*	2,682	8,100
Chiasma, Inc.*	3,564	11,155
Collegium Pharmaceutical, Inc.*	1,782	42,233
Corcept Therapeutics, Inc.*	5,317	126,491
CorMedix, Inc.(x)*	1,922	19,201
Cymabay Therapeutics, Inc.*	4,139	18,791
Durect Corp.*	13,782	27,288
Eloxx Pharmaceuticals, Inc.(x)*	403	1,338
Endo International plc*	13,074	96,878
Eton Pharmaceuticals, Inc.(x)*	1,008	7,379
Evofem Biosciences, Inc.(x)*	5,584	9,772
Evolus, Inc.(x)*	936	12,159
Fulcrum Therapeutics, Inc.(x)*	899	10,590
Graybug Vision, Inc.(x)*	335	1,859
Harmony Biosciences Holdings, Inc.(x)*	302	9,978
Harrow Health, Inc.(x)*	1,551	10,469
IMARA, Inc.(x)*	345	2,912
Innoviva, Inc.*	3,840	45,888
Intra-Cellular Therapies, Inc.*	3,708	125,812
Kala Pharmaceuticals, Inc.(x)*	1,898	12,793
Kaleido Biosciences, Inc.(x)*	543	4,398
Landos Biopharma, Inc.(x)*	588	5,662
Lannett Co., Inc.*	2,091	11,041
Liquidia Corp.(x)*	1,427	3,839
Lyra Therapeutics, Inc.*	335	3,883
Marinus Pharmaceuticals, Inc.(x)*	1,642	25,418
NGM Biopharmaceuticals, Inc.*	1,313	38,169
Ocular Therapeutix, Inc.*	4,123	67,658
Odonate Therapeutics, Inc.*	913	3,122
Omeros Corp.(x)*	3,385	60,253
Optinose, Inc.(x)*	2,150	7,934
Osmotica Pharmaceuticals plc(x)*	627	2,044
Pacira BioSciences, Inc.*	2,383	167,024
Paratek Pharmaceuticals, Inc.*	2,784	19,655
Phathom Pharmaceuticals, Inc.*	737	27,682
Phibro Animal Health Corp., Class A	1,043	25,449
Pliant Therapeutics, Inc.(x)*	1,342	52,781
Prestige Consumer Healthcare, Inc.*	2,813	123,997
Provention Bio, Inc.*	2,918	30,624
Recro Pharma, Inc.*	1,105	3,083
Relmada Therapeutics, Inc.*	780	27,464
Revance Therapeutics, Inc.*	3,432	95,924
Satsuma Pharmaceuticals, Inc.*	638	3,771
scPharmaceuticals, Inc.*	424	2,820
SIGA Technologies, Inc.*	3,204	20,826
Strongbridge Biopharma plc*	2,078	5,735
Supernus Pharmaceuticals, Inc.*	2,808	73,513
Tarsus Pharmaceuticals, Inc.(x)*	349	11,248
Terns Pharmaceuticals, Inc.(x)*	498	10,956
TherapeuticsMD, Inc.(x)*	16,523	22,141
Theravance Biopharma, Inc.(x)*	2,440	49,800
Tricida, Inc.*	1,977	10,458
Verrica Pharmaceuticals, Inc.(x)*	870	13,181
VYNE Therapeutics, Inc.(x)*	1,933	13,231
WaVe Life Sciences Ltd.*	2,073	11,630
Xeris Pharmaceuticals, Inc.(x)*	2,608	11,762
Zogenix, Inc.*	3,161	61,703

		2,344,175

Total Health Care		37,905,617

Industrials (20.6%)
Aerospace & Defense (1.0%)
AAR Corp.*	1,899	79,093
Aerojet Rocketdyne Holdings, Inc.	4,029	189,202
AeroVironment, Inc.*	1,190	138,111
Astronics Corp.*	1,478	26,663
Cubic Corp.	1,799	134,152
Ducommun, Inc.*	628	37,680
Kaman Corp.	1,528	78,371
Kratos Defense & Security Solutions, Inc.*	6,744	183,976
Maxar Technologies, Inc.	3,929	148,595
Meggitt plc*	404,727	2,663,685
Moog, Inc., Class A	1,614	134,204
National Presto Industries, Inc.	306	31,233
PAE, Inc.*	3,675	33,149
Park Aerospace Corp.	1,221	16,142
Parsons Corp.*	1,230	49,741
Triumph Group, Inc.*	3,006	55,250
Vectrus, Inc.*	625	33,400

		4,032,647

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,245	94,949
Atlas Air Worldwide Holdings, Inc.*	1,421	85,885
Echo Global Logistics, Inc.*	1,355	42,560
Forward Air Corp.	1,569	139,343
Hub Group, Inc., Class A*	1,831	123,190
Radiant Logistics, Inc.*	2,238	15,554

		501,481

Airlines (0.2%)
Allegiant Travel Co.*	723	176,455
Hawaiian Holdings, Inc.*	2,549	67,982
Mesa Air Group, Inc.*	1,910	25,690
SkyWest, Inc.*	2,756	150,147
Spirit Airlines, Inc.(x)*	5,458	201,400

		621,674

Building Products (2.4%)
AAON, Inc.	2,272	159,063
Advanced Drainage Systems, Inc.	3,149	325,575
Alpha Pro Tech Ltd.(x)*	852	8,316
American Woodmark Corp.*	938	92,468
Apogee Enterprises, Inc.	41,508	1,696,847
Builders FirstSource, Inc.*	11,397	528,479
Caesarstone Ltd.	1,105	15,172
Cornerstone Building Brands, Inc.*	2,303	32,311
CSW Industrials, Inc.	743	100,305
Gibraltar Industries, Inc.*	1,822	166,731
Griffon Corp.	2,499	67,898
Insteel Industries, Inc.	59,760	1,842,998
JELD-WEN Holding, Inc.*	3,796	105,111
Masonite International Corp.*	4,695	541,052
PGT Innovations, Inc.*	3,051	77,038
Quanex Building Products Corp.	1,725	45,247
Resideo Technologies, Inc.*	7,927	223,938
Simpson Manufacturing Co., Inc.	2,436	252,686
UFP Industries, Inc.	41,328	3,134,315

		9,415,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	3,708	$189,145
ACCO Brands Corp.	4,801	40,521
Brady Corp., Class A	2,634	140,787
BrightView Holdings, Inc.*	2,190	36,945
Brink’s Co. (The)	2,751	217,962
Casella Waste Systems, Inc., Class A*	2,725	173,228
CECO Environmental Corp.*	1,773	14,060
Cimpress plc*	1,006	100,731
CompX International, Inc.	100	1,801
CoreCivic, Inc. (REIT)	7,070	63,984
Covanta Holding Corp.	6,708	92,973
Deluxe Corp.	2,264	94,998
Ennis, Inc.	1,550	33,093
Harsco Corp.*	4,202	72,064
Healthcare Services Group, Inc.	4,050	113,522
Heritage-Crystal Clean, Inc.*	749	20,320
Herman Miller, Inc.	3,217	132,380
HNI Corp.	2,340	92,570
Interface, Inc.	3,298	41,159
KAR Auction Services, Inc.*	7,220	108,300
Kimball International, Inc., Class B	2,132	29,848
Knoll, Inc.	2,620	43,256
Matthews International Corp., Class A	1,720	68,026
Montrose Environmental Group, Inc.*	1,200	60,228
NL Industries, Inc.	460	3,427
Pitney Bowes, Inc.	9,587	78,997
Quad/Graphics, Inc.*	1,372	4,843
SP Plus Corp.*	1,346	44,135
Steelcase, Inc., Class A	5,046	72,612
Team, Inc.*	1,829	21,088
Tetra Tech, Inc.	3,013	408,924
UniFirst Corp.	838	187,469
US Ecology, Inc.*	1,764	73,453
Viad Corp.*	1,209	50,476
Vidler Water Resouces, Inc.*	676	6,016
VSE Corp.	632	24,964

		2,958,305

Construction & Engineering (2.0%)
Aegion Corp.*	1,796	51,635
Ameresco, Inc., Class A*	1,424	69,249
API Group Corp.(m)*	7,717	159,588
Arcosa, Inc.	2,682	174,571
Argan, Inc.	21,204	1,131,233
Comfort Systems USA, Inc.	2,019	150,961
Concrete Pumping Holdings, Inc.*	1,745	12,930
Construction Partners, Inc., Class A*	1,478	44,163
Dycom Industries, Inc.*	1,697	157,566
EMCOR Group, Inc.	3,039	340,854
Fluor Corp.*	7,812	180,379
Granite Construction, Inc.	2,702	108,755
Great Lakes Dredge & Dock Corp.*	80,978	1,180,659
HC2 Holdings, Inc.*	2,967	11,690
IES Holdings, Inc.*	494	24,903
MasTec, Inc.*	3,169	296,935
Matrix Service Co.*	1,662	21,789
MYR Group, Inc.*	889	63,715
Northwest Pipe Co.*	454	15,173
NV5 Global, Inc.*	642	61,998
Primoris Services Corp.	2,658	88,060
Sterling Construction Co., Inc.*	1,624	37,677
Tutor Perini Corp.*	2,486	47,110
WillScot Mobile Mini Holdings Corp.*	121,191	3,363,050

		7,794,643

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	452	23,201
American Superconductor Corp.*	1,572	29,805
Atkore, Inc.*	2,615	188,018
AZZ, Inc.	1,475	74,266
Bloom Energy Corp., Class A*	4,814	130,219
Encore Wire Corp.	1,139	76,461
EnerSys	2,374	215,559
FuelCell Energy, Inc.(x)*	17,605	253,688
LSI Industries, Inc.	1,102	9,400
Orion Energy Systems, Inc.*	1,225	8,526
Plug Power, Inc.*	22,964	823,030
Powell Industries, Inc.	494	16,732
Preformed Line Products Co.	172	11,825
Regal Beloit Corp.	14,233	2,030,764
Sunrun, Inc.*	8,902	538,393
Thermon Group Holdings, Inc.*	1,881	36,661
TPI Composites, Inc.*	1,761	99,373
Ultralife Corp.*	646	5,349
Vicor Corp.*	1,050	89,282

		4,660,552

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,027	77,695

Machinery (10.0%)
Agrify Corp.(x)*	657	8,199
Alamo Group, Inc.	572	89,318
Albany International Corp., Class A	1,767	147,492
Altra Industrial Motion Corp.	3,605	199,429
Astec Industries, Inc.	28,687	2,163,574
Barnes Group, Inc.	2,626	130,092
Blue Bird Corp.*	823	20,600
Chart Industries, Inc.*	2,018	287,262
CIRCOR International, Inc.*	1,022	35,586
Columbus McKinnon Corp.	52,736	2,782,351
Douglas Dynamics, Inc.	1,261	58,195
Eastern Co. (The)	334	8,951
Energy Recovery, Inc.*	2,212	40,568
Enerpac Tool Group Corp.	3,366	87,920
EnPro Industries, Inc.	1,128	96,185
ESCO Technologies, Inc.	1,430	155,713
Evoqua Water Technologies Corp.*	6,449	169,609
ExOne Co. (The)*	816	25,590
Federal Signal Corp.	3,344	128,075
Franklin Electric Co., Inc.	2,563	202,323
Gencor Industries, Inc.*	453	6,075
Gorman-Rupp Co. (The)	1,053	34,865
Graham Corp.	466	6,636
Greenbrier Cos., Inc. (The)	100,277	4,735,080
Helios Technologies, Inc.	1,737	126,575
Hillenbrand, Inc.	97,317	4,642,994
Hurco Cos., Inc.	412	14,544
Hydrofarm Holdings Group, Inc.*	551	33,236
Hyster-Yale Materials Handling, Inc.	591	51,488
John Bean Technologies Corp.	1,751	233,478
Kadant, Inc.	632	116,926
Kennametal, Inc.	4,594	183,622
L B Foster Co., Class A*	527	9,433
Lindsay Corp.	619	103,138
Luxfer Holdings plc	1,601	34,069
Lydall, Inc.*	964	32,525
Manitowoc Co., Inc. (The)*	1,912	39,425
Mayville Engineering Co., Inc.*	362	5,206
Meritor, Inc.*	41,813	1,230,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Miller Industries, Inc.	639	$29,515
Mueller Industries, Inc.	39,327	1,626,171
Mueller Water Products, Inc., Class A	222,495	3,090,456
Navistar International Corp.*	2,850	125,486
NN, Inc.*	2,314	16,360
Omega Flex, Inc.	149	23,524
Oshkosh Corp.	35,016	4,154,999
Park-Ohio Holdings Corp.	419	13,194
Proto Labs, Inc.*	1,493	181,773
RBC Bearings, Inc.*	1,377	270,952
REV Group, Inc.	20,566	394,045
Rexnord Corp.	88,408	4,163,133
Shyft Group, Inc. (The)	1,927	71,684
SPX Corp.*	2,341	136,410
SPX FLOW, Inc.	2,327	147,369
Standex International Corp.	660	63,076
Tennant Co.	1,060	84,683
Terex Corp.	3,714	171,104
Timken Co. (The)	57,884	4,698,444
TriMas Corp.*	2,395	72,616
Wabash National Corp.	2,959	55,629
Watts Water Technologies, Inc., Class A	1,531	181,898
Welbilt, Inc.*	7,298	118,593

		38,367,600

Marine (0.1%)
Costamare, Inc.	2,849	27,407
Eagle Bulk Shipping, Inc.(x)*	395	14,267
Eneti, Inc.	725	15,247
Genco Shipping & Trading Ltd.	1,272	12,822
Matson, Inc.	2,380	158,746
Pangaea Logistics Solutions Ltd.(x)	641	2,026
Safe Bulkers, Inc.*	2,881	7,058
SEACOR Holdings, Inc.*	1,042	42,462

		280,035

Professional Services (1.0%)
Acacia Research Corp.*	3,153	20,968
Akerna Corp.(x)*	651	3,216
ASGN, Inc.*	2,845	271,527
Barrett Business Services, Inc.	448	30,849
BGSF, Inc.	570	7,980
CBIZ, Inc.*	2,955	96,510
CRA International, Inc.	369	27,542
Exponent, Inc.	2,871	279,779
Forrester Research, Inc.*	650	27,612
Franklin Covey Co.*	601	17,002
GP Strategies Corp.*	652	11,377
Heidrick & Struggles International, Inc.	1,119	39,971
Huron Consulting Group, Inc.*	1,284	64,688
ICF International, Inc.	1,033	90,284
Insperity, Inc.	1,966	164,633
KBR, Inc.	7,961	305,623
Kelly Services, Inc., Class A*	2,030	45,208
Kforce, Inc.	30,344	1,626,439
Korn Ferry	2,976	185,613
ManTech International Corp., Class A	1,559	135,555
Mastech Digital, Inc.*	274	4,825
Mistras Group, Inc.*	1,136	12,962
Red Violet, Inc.(x)*	446	8,215
Resources Connection, Inc.	1,774	24,020
TriNet Group, Inc.*	2,295	178,918
TrueBlue, Inc.*	1,857	40,891
Upwork, Inc.*	5,185	232,133
Willdan Group, Inc.*	625	25,656

		3,979,996

Road & Rail (0.3%)
ArcBest Corp.	1,352	95,140
Avis Budget Group, Inc.*	2,918	211,672
Covenant Logistics Group, Inc., Class A*	670	13,795
Daseke, Inc.*	2,969	25,207
Heartland Express, Inc.	2,727	53,395
Marten Transport Ltd.	3,224	54,711
PAM Transportation Services, Inc.*	112	6,910
Saia, Inc.*	1,469	338,722
Universal Logistics Holdings, Inc.	479	12,603
US Xpress Enterprises, Inc., Class A*	1,187	13,947
Werner Enterprises, Inc.	3,341	157,595

		983,697

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.(x)*	1,235	16,055
Applied Industrial Technologies, Inc.	2,135	194,648
Beacon Roofing Supply, Inc.*	2,980	155,914
Boise Cascade Co.	2,229	133,361
CAI International, Inc.	839	38,191
DXP Enterprises, Inc.*	891	26,881
EVI Industries, Inc.*	225	6,473
GATX Corp.	1,933	179,266
General Finance Corp.*	703	8,541
GMS, Inc.*	2,408	100,534
H&E Equipment Services, Inc.	1,800	68,400
Herc Holdings, Inc.*	1,360	137,809
Lawson Products, Inc.*	252	13,069
McGrath RentCorp	41,770	3,368,751
MRC Global, Inc.*	4,700	42,441
Nesco Holdings, Inc.(x)*	954	8,920
NOW, Inc.*	6,135	61,902
Rush Enterprises, Inc., Class A	2,248	112,018
Rush Enterprises, Inc., Class B	439	19,794
SiteOne Landscape Supply, Inc.*	2,455	419,167
Systemax, Inc.	782	32,156
Textainer Group Holdings Ltd.*	2,631	75,378
Titan Machinery, Inc.*	1,175	29,963
Transcat, Inc.*	392	19,239
Triton International Ltd.	3,375	185,591
Veritiv Corp.*	866	36,840
WESCO International, Inc.*	2,743	237,352
Willis Lease Finance Corp.*	168	7,301

		5,735,955

Total Industrials		79,409,830

Information Technology (8.0%)
Communications Equipment (1.3%)
ADTRAN, Inc.	2,534	42,267
Applied Optoelectronics, Inc.(x)*	1,468	12,272
CalAmp Corp.*	1,694	18,380
Calix, Inc.*	2,942	101,970
Cambium Networks Corp.*	453	21,164
Casa Systems, Inc.*	1,818	17,326
Clearfield, Inc.*	543	16,361
Comtech Telecommunications Corp.	1,372	34,080
Digi International, Inc.*	1,568	29,776
DZS, Inc.*	866	13,466
Extreme Networks, Inc.*	6,918	60,533
Genasys, Inc.*	1,242	8,309
Harmonic, Inc.*	5,392	42,273
Infinera Corp.*	9,466	91,158
Inseego Corp.(x)*	4,006	40,060
KVH Industries, Inc.*	1,099	13,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NETGEAR, Inc.*	1,726	$70,939
NetScout Systems, Inc.*	135,118	3,804,923
PCTEL, Inc.*	1,269	8,820
Plantronics, Inc.*	1,870	72,762
Resonant, Inc.(x)*	3,471	14,717
Ribbon Communications, Inc.*	3,750	30,787
Viavi Solutions, Inc.*	12,650	198,605

		4,764,883

Electronic Equipment, Instruments & Components (1.8%)
908 Devices, Inc.*	413	20,030
Akoustis Technologies, Inc.(x)*	2,128	28,387
Arlo Technologies, Inc.*	4,223	26,520
Badger Meter, Inc.	1,593	148,260
Bel Fuse, Inc., Class B	595	11,835
Belden, Inc.	2,527	112,123
Benchmark Electronics, Inc.	48,451	1,498,105
CTS Corp.	1,831	56,871
Daktronics, Inc.*	2,506	15,713
ePlus, Inc.*	761	75,826
Fabrinet*	2,052	185,480
FARO Technologies, Inc.*	954	82,588
II-VI, Inc.*	5,737	392,239
Insight Enterprises, Inc.*	1,977	188,645
Intellicheck, Inc.*	1,130	9,469
Iteris, Inc.*	2,023	12,482
Itron, Inc.*	2,459	217,990
Kimball Electronics, Inc.*	1,265	32,637
Knowles Corp.*	99,653	2,084,741
Luna Innovations, Inc.*	1,389	14,626
Methode Electronics, Inc.	2,094	87,906
MTS Systems Corp.*	1,146	66,697
Napco Security Technologies, Inc.*	885	30,825
nLight, Inc.*	1,877	60,815
Novanta, Inc.*	1,913	252,306
OSI Systems, Inc.*	979	94,082
PAR Technology Corp.*	1,033	67,568
PC Connection, Inc.	561	26,025
Plexus Corp.*	1,584	145,475
Powerfleet, Inc.*	1,912	15,717
Research Frontiers, Inc.(x)*	1,832	5,203
Rogers Corp.*	1,037	195,174
Sanmina Corp.*	3,656	151,285
ScanSource, Inc.*	1,526	45,704
TTM Technologies, Inc.*	5,327	77,241
Vishay Intertechnology, Inc.	7,406	178,336
Vishay Precision Group, Inc.*	718	22,122
Wrap Technologies, Inc.(x)*	828	4,604

		6,741,652

IT Services (0.6%)
Brightcove, Inc.*	2,128	42,815
Cardtronics plc, Class A*	1,909	74,069
Cass Information Systems, Inc.	877	40,579
Conduent, Inc.*	8,923	59,427
Contra Bmtechnologies(r)*	248	2,166
CSG Systems International, Inc.	1,752	78,647
Evertec, Inc.	3,434	127,814
Evo Payments, Inc., Class A*	2,585	71,139
ExlService Holdings, Inc.*	1,896	170,943
GreenSky, Inc., Class A*	3,056	18,917
Grid Dynamics Holdings, Inc.*	1,539	24,516
GTT Communications, Inc.(x)*	2,367	4,332
Hackett Group, Inc. (The)	1,241	20,340
I3 Verticals, Inc., Class A*	972	30,254
IBEX Holdings Ltd.*	303	6,666
Information Services Group, Inc.*	1,996	8,782
International Money Express, Inc.*	1,539	23,100
Limelight Networks, Inc.(x)*	6,409	22,880
LiveRamp Holdings, Inc.*	3,582	185,834
MAXIMUS, Inc.	3,418	304,339
MoneyGram International, Inc.*	3,162	20,774
NIC, Inc.	3,678	124,795
Paysign, Inc.(x)*	2,300	10,051
Perficient, Inc.*	1,828	107,340
Perspecta, Inc.	7,783	226,096
PFSweb, Inc.*	996	6,723
Priority Technology Holdings, Inc.(x)*	376	2,610
Rackspace Technology, Inc.(x)*	1,881	44,730
Repay Holdings Corp.*	3,855	90,515
ServiceSource International, Inc.*	6,133	9,016
StarTek, Inc.*	933	7,417
Sykes Enterprises, Inc.*	2,112	93,097
TTEC Holdings, Inc.	978	98,240
Tucows, Inc., Class A(x)*	534	41,385
Unisys Corp.*	3,549	90,216
Verra Mobility Corp.*	7,474	101,161

		2,391,725

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.	2,123	231,768
Alpha & Omega Semiconductor Ltd.*	1,234	40,352
Ambarella, Inc.*	1,921	192,849
Amkor Technology, Inc.	5,579	132,278
Atomera, Inc.(x)*	1,021	25,014
Axcelis Technologies, Inc.*	1,770	72,729
AXT, Inc.*	2,151	25,081
Brooks Automation, Inc.	4,060	331,499
CEVA, Inc.*	1,266	71,086
CMC Materials, Inc.	1,623	286,930
Cohu, Inc.*	2,340	97,906
CyberOptics Corp.*	494	12,829
Diodes, Inc.*	2,395	191,217
DSP Group, Inc.*	1,097	15,632
FormFactor, Inc.*	4,311	194,469
GSI Technology, Inc.*	877	5,867
Ichor Holdings Ltd.*	1,534	82,529
Impinj, Inc.*	993	56,472
Lattice Semiconductor Corp.*	7,601	342,197
MACOM Technology Solutions Holdings, Inc.*	2,725	158,104
Maxeon Solar Technologies Ltd.(x)*	693	21,871
MaxLinear, Inc.*	3,832	130,595
NeoPhotonics Corp.*	2,779	33,209
NVE Corp.	255	17,875
Onto Innovation, Inc.*	2,604	171,109
PDF Solutions, Inc.*	1,744	31,008
Photronics, Inc.*	3,341	42,965
Pixelworks, Inc.*	2,730	9,036
Power Integrations, Inc.	3,295	268,477
Rambus, Inc.*	6,339	123,230
Semtech Corp.*	3,609	249,021
Silicon Laboratories, Inc.*	2,423	341,813
SiTime Corp.*	682	67,245
SMART Global Holdings, Inc.*	776	35,712
SunPower Corp.(x)*	4,217	141,059
Synaptics, Inc.*	1,938	262,444
Ultra Clean Holdings, Inc.*	2,294	133,144
Veeco Instruments, Inc.*	2,621	54,360

		4,700,981

Software (3.0%)
8x8, Inc.*	5,851	189,806
A10 Networks, Inc.*	3,621	34,798
ACI Worldwide, Inc.*	73,109	2,781,797
Agilysys, Inc.*	1,092	52,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Alarm.com Holdings, Inc.*	2,656	$229,425
Altair Engineering, Inc., Class A*	2,427	151,857
American Software, Inc., Class A	1,676	34,693
Appfolio, Inc., Class A*	889	125,714
Appian Corp.(x)*	1,989	264,438
Asure Software, Inc.*	885	6,761
Avaya Holdings Corp.*	4,675	131,040
Benefitfocus, Inc.*	1,387	19,155
Blackbaud, Inc.*	2,720	193,338
Blackline, Inc.*	2,848	308,723
Bottomline Technologies DE, Inc.*	2,457	111,179
Box, Inc., Class A*	8,046	184,736
Cerence, Inc.*	2,140	191,701
ChannelAdvisor Corp.*	1,673	39,399
Cloudera, Inc.*	11,234	136,718
Cognyte Software Ltd.*	3,629	100,923
CommVault Systems, Inc.*	2,362	152,349
Cornerstone OnDemand, Inc.*	3,433	149,610
Digimarc Corp.(x)*	670	19,872
Digital Turbine, Inc.*	4,707	378,255
Domo, Inc., Class B*	1,502	84,548
Ebix, Inc.	1,477	47,308
eGain Corp.*	1,392	13,210
Envestnet, Inc.*	2,961	213,873
GTY Technology Holdings, Inc.*	2,400	15,336
Intelligent Systems Corp.(x)*	497	20,332
InterDigital, Inc.	1,762	111,799
j2 Global, Inc.*	2,424	290,541
LivePerson, Inc.*	3,480	183,535
MicroStrategy, Inc., Class A*	409	277,629
Mimecast Ltd.*	3,295	132,492
Mitek Systems, Inc.*	2,283	33,286
Model N, Inc.*	1,940	68,346
ON24, Inc.(x)*	494	23,964
OneSpan, Inc.*	1,741	42,655
Park City Group, Inc.(x)*	806	4,925
Ping Identity Holding Corp.*	2,143	46,996
Progress Software Corp.	2,476	109,093
PROS Holdings, Inc.*	2,223	94,478
Q2 Holdings, Inc.*	2,814	281,963
QAD, Inc., Class A	694	46,207
Qualys, Inc.*	1,901	199,187
Rapid7, Inc.*	2,890	215,623
Rimini Street, Inc.*	1,133	10,163
Sailpoint Technologies Holdings, Inc.*	4,921	249,199
Sapiens International Corp. NV	1,619	51,468
SeaChange International, Inc.(x)*	1,936	3,001
SecureWorks Corp., Class A*	567	7,586
ShotSpotter, Inc.*	440	15,431
Smith Micro Software, Inc.*	2,307	12,700
Software AG	24,736	1,042,544
Sprout Social, Inc., Class A*	1,616	93,340
SPS Commerce, Inc.*	1,981	196,733
Sumo Logic, Inc.(x)*	797	15,031
SVMK, Inc.*	6,666	122,121
Synchronoss Technologies, Inc.*	1,672	5,969
Telos Corp.(x)*	943	35,759
Tenable Holdings, Inc.*	3,898	141,049
Upland Software, Inc.*	1,542	72,767
Varonis Systems, Inc.*	5,670	291,098
Verint Systems, Inc.*	3,604	163,946
Veritone, Inc.*	1,365	32,733
Viant Technology, Inc., Class A*	614	32,474
VirnetX Holding Corp.(x)	4,054	22,581
Workiva, Inc.*	2,219	195,849
Xperi Holding Corp.	5,839	127,115
Yext, Inc.*	6,036	87,401
Zix Corp.*	3,028	22,861
Zuora, Inc., Class A*	5,720	84,656

		11,681,560

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	6,725	184,534
Avid Technology, Inc.*	1,813	38,273
Corsair Gaming, Inc.(x)*	1,386	46,140
Diebold Nixdorf, Inc.*	3,818	53,948
Eastman Kodak Co.(x)*	960	7,555
Immersion Corp.*	1,177	11,276
Intevac, Inc.*	1,645	11,762
Quantum Corp.*	2,110	17,576
Super Micro Computer, Inc.*	2,407	94,017

		465,081

Total Information Technology		30,745,882

Materials (7.5%)
Chemicals (5.0%)
Advanced Emissions Solutions, Inc.*	945	5,197
AdvanSix, Inc.*	1,622	43,502
AgroFresh Solutions, Inc.*	2,076	4,152
American Vanguard Corp.	1,736	35,432
Amyris, Inc.(x)*	6,113	116,758
Ashland Global Holdings, Inc.	27,572	2,447,566
Avient Corp.	105,560	4,989,821
Balchem Corp.	1,798	225,487
Cabot Corp.	60,670	3,181,535
Chase Corp.	434	50,513
Elementis plc*	892,753	1,544,590
Ferro Corp.*	4,765	80,338
FutureFuel Corp.	1,604	23,306
GCP Applied Technologies, Inc.*	2,881	70,700
Hawkins, Inc.	1,007	33,755
HB Fuller Co.	2,947	185,396
Ingevity Corp.*	2,291	173,039
Innospec, Inc.	1,346	138,221
Intrepid Potash, Inc.*	584	19,015
Koppers Holdings, Inc.*	1,243	43,207
Kraton Corp.*	1,720	62,935
Kronos Worldwide, Inc.	1,339	20,487
Livent Corp.*	8,067	139,720
Marrone Bio Innovations, Inc.*	2,971	6,209
Minerals Technologies, Inc.	59,897	4,511,442
Orion Engineered Carbons SA*	3,362	66,299
PQ Group Holdings, Inc.	2,339	39,061
Quaker Chemical Corp.	740	180,390
Rayonier Advanced Materials, Inc.*	3,580	32,471
Sensient Technologies Corp.	2,356	183,768
Stepan Co.	1,183	150,371
Trecora Resources*	1,797	13,963
Tredegar Corp.	1,596	23,956
Trinseo SA	2,179	138,737
Tronox Holdings plc, Class A	5,882	107,641

		19,088,980

Construction Materials (0.6%)
Forterra, Inc.*	1,716	39,897
Summit Materials, Inc., Class A*	84,556	2,369,259
United States Lime & Minerals, Inc.	93	12,435
US Concrete, Inc.*	952	69,801

		2,491,392

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,471	83,847
Greif, Inc., Class B	289	16,542
Myers Industries, Inc.	1,834	36,240
O-I Glass, Inc.*	8,760	129,122
Pactiv Evergreen, Inc.	2,345	32,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ranpak Holdings Corp.*	1,540	$30,893
UFP Technologies, Inc.*	418	20,825

		349,689

Metals & Mining (1.4%)
Alcoa Corp.*	10,471	340,203
Allegheny Technologies, Inc.*	6,912	145,567
Arconic Corp.*	5,480	139,137
Caledonia Mining Corp. plc(x)	776	11,089
Carpenter Technology Corp.	2,572	105,838
Century Aluminum Co.*	3,012	53,192
Cleveland-Cliffs, Inc.(x)	25,099	504,741
Coeur Mining, Inc.*	13,170	118,925
Commercial Metals Co.	6,648	205,024
Compass Minerals International, Inc.	1,851	116,095
Gatos Silver, Inc.(x)*	1,193	11,894
Gold Resource Corp.	4,770	12,593
Haynes International, Inc.	780	23,143
Hecla Mining Co.	29,054	165,317
Kaiser Aluminum Corp.	10,340	1,142,570
Materion Corp.	1,167	77,302
Novagold Resources, Inc.*	12,885	112,873
Olympic Steel, Inc.	512	15,078
Reliance Steel & Aluminum Co.	8,795	1,339,390
Ryerson Holding Corp.*	929	15,830
Schnitzer Steel Industries, Inc., Class A	1,448	60,512
SunCoke Energy, Inc.	4,715	33,052
TimkenSteel Corp.*	2,442	28,693
United States Steel Corp.	14,583	381,637
Warrior Met Coal, Inc.	2,970	50,876
Worthington Industries, Inc.	1,951	130,893

		5,341,464

Paper & Forest Products (0.4%)
Clearwater Paper Corp.*	976	36,717
Domtar Corp.	3,137	115,912
Glatfelter Corp.	55,226	947,126
Louisiana-Pacific Corp.	6,143	340,691
Neenah, Inc.	897	46,088
Schweitzer-Mauduit International, Inc.	1,795	87,901
Verso Corp., Class A	1,496	21,827

		1,596,262

Total Materials		28,867,787

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Acadia Realty Trust (REIT)	4,630	87,831
Agree Realty Corp. (REIT)	3,481	234,306
Alexander & Baldwin, Inc. (REIT)	4,030	67,664
Alexander’s, Inc. (REIT)	128	35,494
Alpine Income Property Trust, Inc. (REIT)	478	8,298
American Assets Trust, Inc. (REIT)	2,739	88,853
American Finance Trust, Inc. (REIT)	6,010	59,018
Armada Hoffler Properties, Inc. (REIT)	2,923	36,654
Bluerock Residential Growth REIT, Inc. (REIT)	1,074	10,858
Broadstone Net Lease, Inc. (REIT)	2,086	38,174
BRT Apartments Corp. (REIT)	500	8,420
CareTrust REIT, Inc. (REIT)	5,341	124,365
CatchMark Timber Trust, Inc. (REIT), Class A	2,350	23,923
Centerspace (REIT)	744	50,592
Chatham Lodging Trust (REIT)*	2,834	37,295
CIM Commercial Trust Corp. (REIT)	656	8,456
City Office REIT, Inc. (REIT)	2,687	28,536
Clipper Realty, Inc. (REIT)	979	7,754
Colony Capital, Inc. (REIT)*	26,617	172,478
Columbia Property Trust, Inc. (REIT)	6,355	108,671
Community Healthcare Trust, Inc. (REIT)	1,200	55,344
CorEnergy Infrastructure Trust, Inc. (REIT)	1,158	8,187
CorePoint Lodging, Inc. (REIT)*	2,428	21,925
CTO Realty Growth, Inc. (REIT)	354	18,412
DiamondRock Hospitality Co. (REIT)*	11,165	114,999
Diversified Healthcare Trust (REIT)	13,962	66,738
Easterly Government Properties, Inc. (REIT)	4,498	93,244
EastGroup Properties, Inc. (REIT)	2,188	313,497
Essential Properties Realty Trust, Inc. (REIT)	5,812	132,688
Farmland Partners, Inc. (REIT)	1,139	12,768
Four Corners Property Trust, Inc. (REIT)	4,231	115,929
Franklin Street Properties Corp. (REIT)	6,233	33,970
GEO Group, Inc. (The) (REIT)(x)	6,078	47,165
Getty Realty Corp. (REIT)	1,862	52,732
Gladstone Commercial Corp. (REIT)	1,744	34,113
Gladstone Land Corp. (REIT)	1,310	23,973
Global Medical REIT, Inc. (REIT)	2,340	30,677
Global Net Lease, Inc. (REIT)	5,037	90,968
Healthcare Realty Trust, Inc. (REIT)	22,258	674,863
Hersha Hospitality Trust (REIT)*	1,875	19,781
Highwoods Properties, Inc. (REIT)	13,979	600,258
Independence Realty Trust, Inc. (REIT)	5,561	84,527
Indus Realty Trust, Inc. (REIT)	168	10,107
Industrial Logistics Properties Trust (REIT)	3,680	85,118
Innovative Industrial Properties, Inc. (REIT)(x)	1,310	236,010
iStar, Inc. (REIT)	3,843	68,329
Kite Realty Group Trust (REIT)	4,523	87,249
Lexington Realty Trust (REIT)	15,163	168,461
LTC Properties, Inc. (REIT)	2,111	88,071
Macerich Co. (The) (REIT)(x)	8,606	100,690
Mack-Cali Realty Corp. (REIT)	4,933	76,363
Monmouth Real Estate Investment Corp. (REIT)	5,161	91,298
National Health Investors, Inc. (REIT)	2,488	179,833
National Storage Affiliates Trust (REIT)	3,501	139,795
NETSTREIT Corp. (REIT)	1,240	22,928
New Senior Investment Group, Inc. (REIT)	4,799	29,898
NexPoint Residential Trust, Inc. (REIT)	1,225	56,460
Office Properties Income Trust (REIT)	2,723	74,937
One Liberty Properties, Inc. (REIT)	949	21,134
Pebblebrook Hotel Trust (REIT)	7,203	174,961
Physicians Realty Trust (REIT)	11,653	205,909
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,794	118,012
Plymouth Industrial REIT, Inc. (REIT)	1,435	24,180
PotlatchDeltic Corp. (REIT)	3,648	193,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Preferred Apartment Communities, Inc. (REIT), Class A	2,372	$23,364
PS Business Parks, Inc. (REIT)	1,104	170,656
QTS Realty Trust, Inc. (REIT), Class A	3,583	222,289
Retail Opportunity Investments Corp. (REIT)	6,406	101,663
Retail Properties of America, Inc. (REIT), Class A	12,325	129,166
Retail Value, Inc. (REIT)	833	15,585
RLJ Lodging Trust (REIT)	9,019	139,614
RPT Realty (REIT)	4,398	50,181
Ryman Hospitality Properties, Inc. (REIT)*	2,821	218,656
Sabra Health Care REIT, Inc. (REIT)	11,459	198,928
Safehold, Inc. (REIT)(x)	974	68,277
Saul Centers, Inc. (REIT)	679	27,235
Seritage Growth Properties (REIT), Class A(x)*	2,038	37,397
Service Properties Trust (REIT)	9,396	111,437
SITE Centers Corp. (REIT)	8,561	116,087
STAG Industrial, Inc. (REIT)	8,969	301,448
Summit Hotel Properties, Inc. (REIT)*	5,627	57,170
Sunstone Hotel Investors, Inc. (REIT)*	21,341	265,909
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,218	78,948
Terreno Realty Corp. (REIT)	3,715	214,616
UMH Properties, Inc. (REIT)	2,052	39,337
Uniti Group, Inc. (REIT)	10,530	116,146
Universal Health Realty Income Trust (REIT)	680	46,090
Urban Edge Properties (REIT)	6,544	108,107
Urstadt Biddle Properties, Inc. (REIT), Class A	1,663	27,689
Washington REIT (REIT)	4,717	104,246
Whitestone REIT (REIT)	2,031	19,701
Xenia Hotels & Resorts, Inc. (REIT)*	6,403	124,859

		9,271,994

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	350	3,216
American Realty Investors, Inc.*	164	1,448
Cushman & Wakefield plc(x)*	6,101	99,568
eXp World Holdings, Inc.(x)*	2,747	125,126
Fathom Holdings, Inc.(x)*	274	10,037
Forestar Group, Inc.*	848	19,741
FRP Holdings, Inc.*	421	20,722
Kennedy-Wilson Holdings, Inc.	6,560	132,578
Marcus & Millichap, Inc.*	1,378	46,439
Maui Land & Pineapple Co., Inc.*	397	4,585
Newmark Group, Inc., Class A	8,146	81,501
Rafael Holdings, Inc., Class B*	605	24,152
RE/MAX Holdings, Inc., Class A	918	36,160
Realogy Holdings Corp.*	6,556	99,192
Redfin Corp.*	5,574	371,173
RMR Group, Inc. (The), Class A	898	36,647
St Joe Co. (The)	1,897	81,381
Stratus Properties, Inc.*	391	11,925
Tejon Ranch Co.*	1,151	19,268
Transcontinental Realty Investors, Inc.(x)*	124	2,668

		1,227,527

Total Real Estate		10,499,521

Utilities (2.1%)
Electric Utilities (0.6%)
ALLETE, Inc.	2,902	194,985
Genie Energy Ltd., Class B	826	5,237
IDACORP, Inc.	12,881	1,287,714
MGE Energy, Inc.	2,086	148,920
Otter Tail Corp.	2,253	104,021
PNM Resources, Inc.	4,789	234,900
Portland General Electric Co.	5,030	238,774
Spark Energy, Inc., Class A(x)	571	6,098

		2,220,649

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A(x)	1,800	137,466
Chesapeake Utilities Corp.	957	111,089
New Jersey Resources Corp.	5,328	212,427
Northwest Natural Holding Co.	1,676	90,420
ONE Gas, Inc.	2,931	225,423
RGC Resources, Inc.	432	9,582
South Jersey Industries, Inc.	5,638	127,306
Southwest Gas Holdings, Inc.	3,134	215,337
Spire, Inc.	4,911	362,874

		1,491,924

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	17,548
Brookfield Renewable Corp.(x)	7,193	336,632
Clearway Energy, Inc., Class A	1,836	48,672
Clearway Energy, Inc., Class C	4,582	128,938
Ormat Technologies, Inc.	2,447	192,163
Sunnova Energy International, Inc.*	3,084	125,889

		849,842

Multi-Utilities (0.8%)
Avista Corp.	3,760	179,540
Black Hills Corp.	37,355	2,494,193
NorthWestern Corp.	2,772	180,735
Unitil Corp.	848	38,745

		2,893,213

Water Utilities (0.1%)
American States Water Co.	2,013	152,223
Artesian Resources Corp., Class A	515	20,281
Cadiz, Inc.(x)*	1,359	13,033
California Water Service Group	2,691	151,611
Consolidated Water Co. Ltd.	839	11,284
Global Water Resources, Inc.	677	11,042
Middlesex Water Co.	953	75,306
Pure Cycle Corp.*	1,083	14,534
SJW Group	1,442	90,832
York Water Co. (The)	799	39,127

		579,273

Total Utilities		8,034,901

Total Common Stocks (89.8%) (Cost $218,081,141)		345,276,336

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR(r)*	36	—

Total Rights (0.0%) (Cost $3,114)		—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	$2,000,000
JPMorgan Prime Money Market Fund, IM Shares	25,880,611	25,893,550

Total Investment Companies		27,893,550

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $204,001.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $2,552,997, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $2,604,057.(xx)	2,552,997	2,552,997

Total Repurchase Agreements		2,752,997

Total Short-Term Investments (8.0%) (Cost $30,641,107)		30,646,547

Total Investments in Securities (97.8%) (Cost $248,725,362)		375,922,883
Other Assets Less Liabilities (2.2%)		8,500,149

Net Assets (100%)		$384,423,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $213,607 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $9,262,546. This was collateralized by $4,567,488 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/6/21 - 2/15/51 and by cash of $4,752,997 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	5,614	105,681	—	(7,185)	(1,417)	12,955	110,034	—	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	2,324	171,071	—	(17,686)	5,728	(3,707)	155,406	494	—

Total		276,752	—	(24,871)	4,311	9,248	265,440	494	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	327	6/2021	USD	36,337,875	(1,920,052)

					(1,920,052)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,814,654	$—	$—		$3,814,654
Consumer Discretionary	45,777,516	3,370,922	—		49,148,438
Consumer Staples	6,251,146	3,531,138	—		9,782,284
Energy	11,491,450	653,883	—		12,145,333
Financials	74,922,089	—	—		74,922,089
Health Care	37,905,617	—	—		37,905,617
Industrials	76,668,450	2,741,380	—		79,409,830
Information Technology	29,647,224	1,096,492	2,166		30,745,882
Materials	27,323,197	1,544,590	—		28,867,787
Real Estate	10,499,521	—	—		10,499,521
Utilities	8,034,901	—	—		8,034,901
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	27,893,550	—	—		27,893,550
Repurchase Agreements	—	2,752,997	—		2,752,997

Total Assets	$360,229,315	$15,691,402	$2,166		$375,922,883

Liabilities:
Futures	$(1,920,052)	$—	$—		$(1,920,052)

Total Liabilities	$(1,920,052)	$—	$—		$(1,920,052)

Total	$358,309,263	$15,691,402	$2,166		$374,002,831

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,971,439
Aggregate gross unrealized depreciation	(13,064,412)

Net unrealized appreciation	$123,907,027

Federal income tax cost of investments in securities and derivative instruments, if applicable	$250,095,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.7%)
AMMC CLO 15 Ltd.,
Series 2014-15A BRR
2.041%, 1/15/32(l)§		$250,000	$250,013
Antares CLO Ltd.,
Series 2018-1A B
1.874%, 4/20/31(l)§		345,000	333,941
ARES L CLO Ltd.,
Series 2018-50A B
1.941%, 1/15/32(l)§		400,000	400,045
Atrium XV,
Series 15A A1
1.388%, 1/23/31(l)§		300,000	300,014
Series 15A B
1.968%, 1/23/31(l)§		300,000	300,039
Series 15A D
3.218%, 1/23/31(l)§		250,000	250,018
BlueMountain Fuji Eur CLO V DAC,
Series 5A B
1.550%, 1/15/33(l)§	EUR	250,000	293,182
Burnham Park CLO Ltd.,
Series 2016-1A BR
1.724%, 10/20/29(l)§		$250,000	250,020
Buttermilk Park CLO Ltd.,
Series 2018-1A C
2.341%, 10/15/31(l)§		334,000	334,028
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
2.441%, 10/15/31(l)§		287,000	287,021
Carlyle US CLO Ltd.,
Series 2017-2A A2A
1.924%, 7/20/31(l)§		300,000	300,034
CF Hippolyta LLC,
Series 2020-1 A1
1.690%, 7/15/60§		95,438	96,130
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7
0.474%, 8/8/24(l)		353,000	354,446
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4
5.210%, 3/25/34(l)		19,128	19,020
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
2.291%, 7/15/30(l)§		500,000	500,046
Series 2016-42A DR
3.171%, 7/15/30(l)§		306,000	301,101
Harbor Park CLO Ltd.,
Series 2018-1A A2
1.624%, 1/20/31(l)§		250,000	250,024
Series 2018-1A B1
1.924%, 1/20/31(l)§		250,000	250,048
Series 2018-1A D
3.124%, 1/20/31(l)§		250,000	250,022
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	293,735
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§		$294,372	309,841
NZCG Funding Ltd.,
Series 2015-1A A2R
1.740%, 2/26/31(l)§		518,000	518,086
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R
1.668%, 10/24/30(l)§		300,000	300,042
Series 2016-1A BR
2.018%, 10/24/30(l)§		250,000	250,057
Octagon Loan Funding Ltd.,
Series 2014-1A DRR
3.089%, 11/18/31(l)§		200,000	194,872
United Airlines Pass- Through Trust,
Series 2020-1 B
4.875%, 1/15/26		50,000	51,750
Voya CLO Ltd.,
Series 2013-2A A2AR
1.618%, 4/25/31(l)§		300,000	297,934

Total Asset-Backed Securities			7,535,509

Collateralized Mortgage Obligations (8.7%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		128,786	132,377
Series 2019-2 A3
3.500%, 10/25/44(l)§		184,632	192,417
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		111,695	113,723
Series 2019-INV2 A3
4.000%, 5/25/49(l)§		181,110	185,558
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
4.359%, 11/25/23(l)		281,772	281,067
Series 2014-DN2 M3
3.709%, 4/25/24(l)		217,351	216,294
Series 2014-DN4 M3
4.659%, 10/25/24(l)		96,279	98,033
Series 2015-DNA3 M3
4.809%, 4/25/28(l)		397,834	412,240
Series 2015-HQA1 M3
4.809%, 3/25/28(l)		314,675	327,246
Series 2016-DNA1 M3
5.659%, 7/25/28(l)		283,310	297,580
Series 2016-DNA2 M3
4.759%, 10/25/28(l)		273,995	286,703
Series 2017-DNA1 M2
3.359%, 7/25/29(l)		276,026	283,641
Series 2017-DNA2 M2
3.559%, 10/25/29(l)		290,000	300,521
Series 2017-DNA3 M2
2.609%, 3/25/30(l)		870,000	886,515
Series 2017-HQA1 M2
3.659%, 8/25/29(l)		211,083	216,432
FNMA,
Series 2013-C01 M2
5.359%, 10/25/23(l)		294,528	303,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C01 M2
4.509%, 1/25/24(l)	$366,311	$374,548
Series 2014-C02 1M2
2.709%, 5/25/24(l)	199,876	196,515
Series 2014-C02 2M2
2.709%, 5/25/24(l)	370,278	372,638
Series 2014-C03 1M2
3.109%, 7/25/24(l)	328,061	323,423
Series 2014-C03 2M2
3.009%, 7/25/24(l)	213,340	215,228
Series 2015-C01 1M2
4.409%, 2/25/25(l)	73,435	74,308
Series 2015-C01 2M2
4.659%, 2/25/25(l)	37,186	37,282
Series 2015-C02 1M2
4.109%, 5/25/25(l)	255,496	258,546
Series 2015-C02 2M2
4.109%, 5/25/25(l)	68,961	69,850
Series 2015-C03 1M2
5.109%, 7/25/25(l)	366,991	376,405
Series 2015-C03 2M2
5.109%, 7/25/25(l)	102,789	104,106
Series 2016-C02 1M2
6.109%, 9/25/28(l)	165,556	174,393
Series 2016-C04 1M2
4.359%, 1/25/29(l)	389,944	405,695
Series 2016-C05 2M2
4.559%, 1/25/29(l)	273,370	284,428
Series 2016-C06 1M2
4.359%, 4/25/29(l)	162,078	168,729
Series 2016-C07 2M2
4.459%, 5/25/29(l)	308,835	321,407
Series 2017-C01 1M2
3.659%, 7/25/29(l)	306,105	315,299
Series 2017-C03 1M2
3.109%, 10/25/29(l)	612,376	626,014
Series 2017-C04 2M2
2.959%, 11/25/29(l)	34,231	34,643
Series 2017-C05 1M2
2.309%, 1/25/30(l)	411,602	415,596
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	84,423	85,362
Series 2020-1 A3
3.000%, 2/25/50(l)§	52,603	52,775

Total Collateralized Mortgage Obligations		9,820,877

Commercial Mortgage-Backed Security (0.1%)
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.610%, 7/10/38(l)	48,197	42,896

Total Commercial Mortgage-Backed Security		42,896

Corporate Bonds (52.2%)
Communication Services (6.5%)
Diversified Telecommunication Services (1.3%)
Altice France Holding SA
6.000%, 2/15/28§	400,000	393,600
AT&T, Inc.
3.650%, 9/15/59§	150,000	136,771
Bell Canada
4.464%, 4/1/48	50,000	57,100
CCO Holdings LLC
4.500%, 8/15/30§	100,000	101,920
4.500%, 5/1/32§	300,000	303,750
Virgin Media Secured Finance plc
4.500%, 8/15/30§	400,000	403,500

		1,396,641

Entertainment (0.7%)
Live Nation Entertainment, Inc.
3.750%, 1/15/28§	100,000	98,625
Netflix, Inc.
5.875%, 2/15/25	300,000	342,750
WMG Acquisition Corp.
3.000%, 2/15/31§	400,000	379,620

		820,995

Interactive Media & Services (0.4%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	385,544

Media (3.2%)
Altice Financing SA
7.500%, 5/15/26§	300,000	312,375
Charter Communications Operating LLC
2.800%, 4/1/31	500,000	492,350
Clear Channel International BV
6.625%, 8/1/25§	100,000	104,406
Clear Channel Outdoor Holdings, Inc.
7.750%, 4/15/28§	100,000	99,133
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	143,000	148,584
5.125%, 8/15/27§	100,000	100,655
CSC Holdings LLC
5.500%, 5/15/26§	422,000	433,341
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	143,298
6.625%, 8/15/27(x)§	100,000	52,500
DISH DBS Corp.
6.750%, 6/1/21	95,000	95,475
Fox Corp.
3.500%, 4/8/30(x)	100,000	106,001
Gray Television, Inc.
4.750%, 10/15/30§	300,000	295,875
Nexstar Broadcasting, Inc.
4.750%, 11/1/28§	300,000	302,598
Outfront Media Capital LLC
4.250%, 1/15/29§	300,000	288,816
Sinclair Television Group, Inc.
5.500%, 3/1/30§	100,000	97,125
4.125%, 12/1/30§	200,000	192,250
Univision Communications, Inc.
5.125%, 2/15/25§	379,000	382,790

		3,647,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26	$200,000	$221,394
Sprint Communications, Inc.
6.000%, 11/15/22	95,000	101,294
Sprint Corp.
7.875%, 9/15/23	95,000	108,537
T-Mobile USA, Inc.
3.875%, 4/15/30§	400,000	434,672
3.300%, 2/15/51§	200,000	186,292

		1,052,189

Total Communication Services		7,302,941

Consumer Discretionary (6.8%)
Auto Components (1.2%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	218,312
3.750%, 1/30/31§	200,000	193,250
Dana, Inc.
5.625%, 6/15/28	300,000	319,965
Goodyear Tire & Rubber Co. (The)
4.875%, 3/15/27	300,000	306,750
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	300,000	309,000

		1,347,277

Hotels, Restaurants & Leisure (3.6%)
1011778 BC ULC
4.000%, 10/15/30§	500,000	480,865
Caesars Entertainment, Inc.
6.250%, 7/1/25§	200,000	212,760
Caesars Resort Collection LLC
5.750%, 7/1/25§	200,000	210,560
Carnival Corp.
5.750%, 3/1/27§	300,000	306,750
Genting New York LLC
3.300%, 2/15/26§	200,000	199,261
Golden Nugget, Inc.
6.750%, 10/15/24§	268,000	270,680
International Game Technology plc
5.250%, 1/15/29§	400,000	417,200
Las Vegas Sands Corp.
3.900%, 8/8/29	250,000	255,405
MGM Resorts International
4.750%, 10/15/28	300,000	308,880
NCL Corp. Ltd.
5.875%, 3/15/26§	300,000	301,575
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	250,000	230,107
Studio City Finance Ltd.
5.000%, 1/15/29§	200,000	200,740
Wynn Macau Ltd.
5.625%, 8/26/28§	200,000	207,560
Yum! Brands, Inc.
4.625%, 1/31/32	400,000	407,916

		4,010,259

Household Durables (0.6%)
Mohawk Industries, Inc.
3.625%, 5/15/30	400,000	428,359
Williams Scotsman International, Inc.
4.625%, 8/15/28§	300,000	304,875

		733,234

Internet & Direct Marketing Retail (0.3%)
JD.com, Inc.
3.375%, 1/14/30	300,000	308,547

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.200%, 5/15/28	100,000	112,145
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	234,848	—
Macy’s Retail Holdings LLC
3.625%, 6/1/24(x)	60,000	59,700

		171,845

Specialty Retail (0.6%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	57,347
L Brands, Inc.
5.250%, 2/1/28	100,000	107,000
6.625%, 10/1/30§	100,000	113,187
Lithia Motors, Inc.
4.375%, 1/15/31§	100,000	103,607
Party City Holdings, Inc.
(ICE LIBOR USD 6 Month + 5.00%, 5.75% Floor), 5.750%, 7/15/25(k)§	25,029	22,776
Rent-A-Center, Inc.
6.375%, 2/15/29§	300,000	318,000

		721,917

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.
4.875%, 5/15/26§	318,000	341,055

Total Consumer Discretionary		7,634,134

Consumer Staples (3.2%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	500,000	540,749

Food & Staples Retailing (0.2%)
Cencosud SA
4.375%, 7/17/27§	200,000	221,875

Food Products (1.6%)
B&G Foods, Inc.
5.250%, 9/15/27	400,000	415,000
Chobani LLC
4.625%, 11/15/28§	400,000	408,000
Kraft Heinz Foods Co.
3.875%, 5/15/27	400,000	436,656
MHP Lux SA
6.950%, 4/3/26§	200,000	209,250
Post Holdings, Inc.
4.625%, 4/15/30§	200,000	200,380
4.500%, 9/15/31§	200,000	197,750

		1,867,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Household Products (0.6%)
Energizer Holdings, Inc.
4.375%, 3/31/29§		$300,000	$300,375
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§		200,000	195,750
Spectrum Brands, Inc.
5.500%, 7/15/30§		100,000	107,000
3.875%, 3/15/31§		100,000	97,375

			700,500

Personal Products (0.1%)
Prestige Brands, Inc.
3.750%, 4/1/31§		100,000	95,364

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		150,000	156,517
BAT Capital Corp.
4.540%, 8/15/47		50,000	50,073

			206,590

Total Consumer Staples			3,632,114

Energy (6.1%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC
4.486%, 5/1/30		50,000	57,229
Nabors Industries Ltd.
7.250%, 1/15/26§		200,000	169,000
Weatherford International Ltd.
11.000%, 12/1/24§		97,000	93,270

			319,499

Oil, Gas & Consumable Fuels (5.8%)
Aker BP ASA
4.750%, 6/15/24§		200,000	205,840
4.000%, 1/15/31§		150,000	156,035
Antero Resources Corp.
8.375%, 7/15/26§		100,000	110,250
7.625%, 2/1/29§		100,000	106,120
Apache Corp.
4.625%, 11/15/25		200,000	205,560
4.875%, 11/15/27		200,000	205,000
Cheniere Energy Partners LP
4.000%, 3/1/31§		300,000	307,830
Cheniere Energy, Inc.
4.625%, 10/15/28§		100,000	104,005
Continental Resources, Inc.
5.750%, 1/15/31§		200,000	224,750
Crestwood Midstream Partners LP
6.000%, 2/1/29§		400,000	394,000
CVR Energy, Inc.
5.250%, 2/15/25§		200,000	195,390
Ecopetrol SA
4.125%, 1/16/25		200,000	212,730
Energy Transfer Operating LP
5.200%, 2/1/22		191,000	196,084
EnLink Midstream LLC
5.625%, 1/15/28§		100,000	96,250
5.375%, 6/1/29		300,000	280,500
EnQuest plc
7.000%, 10/15/23 PIK(m)		152,114	125,088
Enterprise Products Operating LLC
4.800%, 2/1/49		50,000	57,245
Hilcorp Energy I LP
6.000%, 2/1/31§		200,000	203,000
Martin Midstream Partners LP
10.000%, 2/29/24§		72,740	75,650
11.500%, 2/28/25(x)§		330,330	340,240
MPLX LP
2.650%, 8/15/30		500,000	489,453
Oasis Midstream Partners LP
8.000%, 4/1/29§		200,000	204,250
Occidental Petroleum Corp.
8.875%, 7/15/30		200,000	251,874
6.125%, 1/1/31		100,000	110,270
6.450%, 9/15/36		100,000	110,250
Petroleos Mexicanos
6.625%, 6/15/35		200,000	188,625
Rattler Midstream LP
5.625%, 7/15/25§		400,000	417,648
Sabine Pass Liquefaction LLC
4.500%, 5/15/30		400,000	448,597
Sanchez Energy Corp.
6.125%, 1/15/23(h)		57,000	71
Sunoco LP
6.000%, 4/15/27		100,000	104,750
4.500%, 5/15/29§		400,000	398,000

			6,525,355

Total Energy			6,844,854

Financials (5.6%)
Banks (2.8%)
Akbank T.A.S
5.125%, 3/31/25(x)§		400,000	383,750
Banco Santander SA
2.749%, 12/3/30		200,000	189,659
Bank of America Corp.
3.248%, 10/21/27		153,000	163,920
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	EUR	700,000	724,435
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29(k)(m)		$200,000	215,937
Comerica, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.29%), 5.625%, 7/1/25(k)(y)		100,000	110,250
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31(k)		300,000	299,765
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27		250,000	274,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)	$300,000	$297,975
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	200,000	217,582
SVB Financial Group
3.125%, 6/5/30	100,000	103,915
Wells Fargo & Co.
(SOFR + 2.00%), 2.188%, 4/30/26(k)	200,000	206,139

		3,187,546

Capital Markets (0.8%)
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)	300,000	332,812
Morgan Stanley
3.875%, 1/27/26	305,000	337,855
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	191,000	207,153

		877,820

Consumer Finance (0.5%)
FirstCash, Inc.
4.625%, 9/1/28§	300,000	307,350
OneMain Finance Corp.
6.625%, 1/15/28	100,000	113,125
4.000%, 9/15/30	200,000	194,500

		614,975

Diversified Financial Services (0.4%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§	400,000	390,932

Insurance (0.3%)
Arch Capital Group Ltd.
3.635%, 6/30/50	300,000	298,648

Thrifts & Mortgage Finance (0.8%)
MGIC Investment Corp.
5.250%, 8/15/28	200,000	208,502
PennyMac Financial Services, Inc.
5.375%, 10/15/25§	300,000	310,215
United Wholesale Mortgage LLC
5.500%, 11/15/25§	400,000	417,000

		935,717

Total Financials		6,305,638

Health Care (2.4%)
Biotechnology (0.3%)
AbbVie, Inc.
3.200%, 11/21/29	300,000	317,704

Health Care Providers & Services (1.1%)
Anthem, Inc.
3.700%, 9/15/49	50,000	51,412
Centene Corp.
5.375%, 6/1/26§	76,000	79,473
4.250%, 12/15/27	200,000	209,790
3.375%, 2/15/30	200,000	201,500
Community Health Systems, Inc.
5.625%, 3/15/27§	200,000	210,360
6.875%, 4/15/29§	100,000	104,275
CVS Health Corp.
4.300%, 3/25/28	57,000	64,604
DaVita, Inc.
4.625%, 6/1/30§	200,000	203,000
Orlando Health Obligated Group
3.777%, 10/1/28	75,000	80,696
Quest Diagnostics, Inc.
2.800%, 6/30/31	50,000	50,742

		1,255,852

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.
3.750%, 3/15/29§	100,000	100,236

Pharmaceuticals (0.9%)
Bausch Health Americas, Inc.
8.500%, 1/31/27§	191,000	211,223
Bausch Health Cos., Inc.
5.000%, 2/15/29§	100,000	99,155
Bayer US Finance II LLC
4.375%, 12/15/28§	211,000	237,969
Endo Dac
9.500%, 7/31/27§	148,000	160,765
6.000%, 6/30/28§	226,000	184,896
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	55,000	58,296
Royalty Pharma plc
3.300%, 9/2/40§	100,000	96,484

		1,048,788

Total Health Care		2,722,580

Industrials (6.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.196%, 2/4/26	200,000	199,139
TransDigm, Inc.
6.250%, 3/15/26§	300,000	317,562

		516,701

Air Freight & Logistics (0.1%)
FedEx Corp.
4.050%, 2/15/48	150,000	163,026

Airlines (1.0%)
American Airlines, Inc.
5.750%, 4/20/29§	300,000	318,375
Delta Air Lines, Inc.
2.900%, 10/28/24	250,000	248,750
4.500%, 10/20/25§	300,000	319,545
United Airlines Holdings, Inc.
4.875%, 1/15/25(x)	225,000	229,473

		1,116,143

Building Products (0.6%)
Carrier Global Corp.
2.722%, 2/15/30	400,000	403,614
Cornerstone Building Brands, Inc.
8.000%, 4/15/26§	200,000	208,300
Owens Corning
4.300%, 7/15/47	100,000	107,482

		719,396

Commercial Services & Supplies (0.6%)
Prime Security Services Borrower LLC
3.375%, 8/31/27§	350,000	339,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
RELX Capital, Inc.
3.000%, 5/22/30		$50,000	$51,699
Stericycle, Inc.
3.875%, 1/15/29§		300,000	295,500

			686,699

Construction & Engineering (0.2%)
Arcosa, Inc.
4.375%, 4/15/29§		100,000	101,500
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§		200,000	141,500

			243,000

Electrical Equipment (0.3%)
Sensata Technologies BV
4.000%, 4/15/29§		300,000	305,220

Machinery (0.8%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§		400,000	397,000
Vertical US Newco, Inc.
5.250%, 7/15/27§		400,000	418,750
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25		100,000	105,887

			921,637

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)		400,000	422,376

Road & Rail (0.9%)
DAE Funding LLC
4.500%, 8/1/22§		76,000	76,190
5.000%, 8/1/24§		306,000	314,224
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§		200,000	266,000
NESCO Holdings II, Inc.
5.500%, 4/15/29§		100,000	102,550
Russian Railways
5.700%, 4/5/22(m)		200,000	208,625

			967,589

Trading Companies & Distributors (0.9%)
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§		306,000	312,885
H&E Equipment Services, Inc.
3.875%, 12/15/28§		300,000	291,000
Herc Holdings, Inc.
5.500%, 7/15/27§		200,000	212,186
WESCO Distribution, Inc.
7.125%, 6/15/25§		100,000	109,037
7.250%, 6/15/28§		100,000	111,405

			1,036,513

Total Industrials			7,098,300

Information Technology (2.5%)
Communications Equipment (0.3%)
CommScope Technologies LLC
5.000%, 3/15/27§		326,000	322,945

Electronic Equipment, Instruments & Components (0.4%)
CDW LLC
3.250%, 2/15/29		200,000	196,000
Flex Ltd.
4.875%, 5/12/30		200,000	227,563
FLIR Systems, Inc.
2.500%, 8/1/30		100,000	97,630

			521,193

IT Services (1.1%)
Cablevision Lightpath LLC
3.875%, 9/15/27§		300,000	296,250
Gartner, Inc.
4.500%, 7/1/28§		200,000	205,750
Northwest Fiber LLC
6.000%, 2/15/28§		300,000	299,063
Presidio Holdings, Inc.
4.875%, 2/1/27§		300,000	306,381
Tempo Acquisition LLC
6.750%, 6/1/25§		200,000	203,500

			1,310,944

Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.875%, 9/1/28§		400,000	410,460

Software (0.3%)
Blackboard, Inc.
10.375%, 11/15/24§		100,000	105,500
Rocket Software, Inc.
6.500%, 2/15/29§		200,000	201,800

			307,300

Total Information Technology			2,872,842

Materials (6.9%)
Chemicals (2.9%)
Alpek SAB de CV
4.250%, 9/18/29§		200,000	211,813
Anagram International, Inc.
10.000%, 8/15/26 PIK§		13,895	13,582
Axalta Coating Systems LLC
3.375%, 2/15/29§		350,000	341,320
Braskem Netherlands Finance BV
4.500%, 1/31/30§		500,000	501,225
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25(m)		200,000	214,250
Element Solutions, Inc.
3.875%, 9/1/28§		300,000	295,920
Gates Global LLC
6.250%, 1/15/26§		300,000	314,625
HB Fuller Co.
4.250%, 10/15/28		200,000	202,750
INEOS Quattro Finance 1 plc
3.750%, 7/15/26(x)§	EUR	200,000	238,388
Ingevity Corp.
3.875%, 11/1/28§		$100,000	96,500
Methanex Corp.
5.125%, 10/15/27		200,000	204,000
SABIC Capital II BV
4.500%, 10/10/28§		200,000	228,438
Syngenta Finance NV
4.892%, 4/24/25§		200,000	214,060
Westlake Chemical Corp.
3.375%, 6/15/30		100,000	103,853
Yara International ASA
3.148%, 6/4/30§		100,000	102,625

			3,283,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.2%)
Cemex SAB de CV
5.700%, 1/11/25§	$247,000	$251,400

Containers & Packaging (1.6%)
Amcor Flexibles North America, Inc.
2.630%, 6/19/30	50,000	49,290
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	300,000	299,340
Crown Americas LLC
4.750%, 2/1/26	334,000	346,358
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	372,000	371,070
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	134,000	143,212
Reynolds Group Issuer, Inc.
4.000%, 10/15/27§	100,000	97,750
Sealed Air Corp.
4.875%, 12/1/22§	115,000	119,600
5.125%, 12/1/24§	191,000	206,280
5.500%, 9/15/25§	76,000	82,935
WRKCo, Inc.
3.000%, 6/15/33	120,000	121,203

		1,837,038

Metals & Mining (2.0%)
Commercial Metals Co.
3.875%, 2/15/31	300,000	294,438
Constellium SE
3.750%, 4/15/29§	300,000	286,209
CSN Inova Ventures
6.750%, 1/28/28§	200,000	211,585
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	253,000	275,954
4.375%, 4/1/31§	100,000	102,092
Indonesia Asahan Aluminium Persero PT
5.450%, 5/15/30§	600,000	681,000
Novelis Corp.
5.875%, 9/30/26§	341,000	355,844

		2,207,122

Paper & Forest Products (0.2%)
Suzano Austria GmbH
3.750%, 1/15/31	200,000	206,000

Total Materials		7,784,909

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	200,000	194,546
MGM Growth Properties Operating Partnership LP (REIT)
3.875%, 2/15/29§	100,000	99,473
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26	53,000	54,855
5.000%, 10/15/27	211,000	221,652
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	400,000	423,600
SBA Communications Corp. (REIT)
3.875%, 2/15/27	200,000	203,874
Simon Property Group LP (REIT)
4.250%, 11/30/46	100,000	107,583
VICI Properties LP (REIT)
3.750%, 2/15/27§	500,000	499,525

		1,805,108

Real Estate Management & Development (0.7%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24(m)	200,000	225,500
Five Point Operating Co. LP
7.875%, 11/15/25§	200,000	208,774
Howard Hughes Corp. (The)
5.375%, 8/1/28§	300,000	314,250

		748,524

Total Real Estate		2,553,632

Utilities (3.6%)
Electric Utilities (2.0%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§	575,000	603,750
Exelon Corp.
4.050%, 4/15/30	400,000	443,962
Southern Co. (The)
3.250%, 7/1/26	390,000	417,105
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§	449,000	488,287
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§	249,000	262,384

		2,215,488

Independent Power and Renewable Electricity Producers (1.3%)
Calpine Corp.
5.125%, 3/15/28§	100,000	100,465
5.000%, 2/1/31§	300,000	292,200
Clearway Energy Operating LLC
3.750%, 2/15/31§	200,000	191,750
Colbun SA
3.950%, 10/11/27§	200,000	218,436
3.150%, 3/6/30§	200,000	204,625
InterGen NV
7.000%, 6/30/23§	200,000	193,000
Talen Energy Supply LLC
7.250%, 5/15/27§	300,000	306,090

		1,506,566

Multi-Utilities (0.3%)
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	318,334

Total Utilities		4,040,388

Total Corporate Bonds		58,792,332

Foreign Government Securities (10.0%)
Argentine Republic
1.000%, 7/9/29	20,596	7,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
0.125%, 7/9/30(e)		$171,252	$57,262
0.125%, 7/9/35(e)		313,747	93,144
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	273,361
Export-Import Bank of India
3.875%, 2/1/28§		$545,000	582,006
Gabonese Republic
6.625%, 2/6/31§		600,000	578,438
Mex Bonos Desarr Fix Rt
6.500%, 6/10/21	MXN	6,900,000	338,901
Oriental Republic of Uruguay
3.700%, 6/26/37 TIPS	UYU	21,785,202	550,450
Republic of Angola
8.250%, 5/9/28§		$600,000	575,250
Republic of Belarus
7.625%, 6/29/27§		400,000	409,000
6.200%, 2/28/30§		300,000	277,594
Republic of Colombia
3.875%, 4/25/27		200,000	213,812
9.850%, 6/28/27	COP	1,255,000,000	408,038
4.500%, 3/15/29		$200,000	218,000
3.125%, 4/15/31		200,000	195,375
5.000%, 6/15/45		500,000	532,500
Republic of Indonesia
4.350%, 1/8/27§		700,000	784,875
3.850%, 7/18/27§		200,000	219,188
4.625%, 4/15/43§		200,000	221,750
Republic of Iraq
5.800%, 1/15/28§		612,500	578,430
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	599,375
Republic of Peru
6.550%, 3/14/37		200,000	271,125
Republic of South Africa
5.875%, 6/22/30		200,000	213,812
Republic of Turkey
4.875%, 10/9/26		400,000	368,375
Russian Federation
4.375%, 3/21/29§		400,000	437,400
5.625%, 4/4/42§		200,000	244,500
Ukraine Government Bond
7.375%, 9/25/32§		500,000	502,187
0.000%, 5/31/40§		174,000	178,452
United Mexican States
4.150%, 3/28/27		800,000	887,200
3.750%, 1/11/28		200,000	213,687
4.750%, 4/27/32		200,000	221,750

Total Foreign Government Securities			11,252,587

Loan Participations (7.6%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.5%)
Altice France SA, Incremental Term Loan B13
(ICE LIBOR USD 3 Month + 4.00%), 4.198%, 8/14/26(k)		9,868	9,812
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.500%, 11/1/24(k)		463,529	427,316
Radiate HoldCo LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 9/25/26(k)		10,108	10,092
Zayo Group Holdings, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.115%, 3/9/27(k)		116,093	115,056

			562,276

Entertainment (0.2%)
IMG Worldwide Holdings LLC, 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 2.940%, 5/18/25(k)		209,225	196,999
Playtika Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 2.859%, 3/13/28(k)		8,538	8,483

			205,482

Media (1.0%)
Banijay Entertainment S.A.S. Facility, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.854%, 3/1/25(k)		101,903	100,799
Cengage Learning, Inc., Refinancing Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/7/23(k)		196,995	194,814
Clear Channel Outdoor Holdings, Inc. Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.712%, 8/21/26(k)		59,547	57,186
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.360%, 8/24/26(k)		84,054	58,768
Gray Television, Inc., Term Loan C
(ICE LIBOR USD 1 Month + 2.50%), 2.615%, 1/2/26(k)		77,375	76,746
Nexstar Broadcasting, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 2.25%), 2.360%, 1/17/24(k)		181,037	179,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sinclair Television Group, Inc., Term Loan Tranche B
(ICE LIBOR USD 1 Month + 2.25%), 2.360%, 1/3/24(k)	$332,423	$329,681
Vertical Midco GmbH, USD Term Loan
(ICE LIBOR USD 6 Month + 4.25%), 4.478%, 6/30/27(k)	94,252	94,370
Virgin Media Bristol LLC, Term Loan Q
(ICE LIBOR USD 1 Month + 3.25%), 2.627%, 1/31/29(k)	6,084	6,068

		1,098,175

Total Communication Services		1,865,933

Consumer Discretionary (1.4%)
Auto Components (0.3%)
Adient U.S. LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.443%, 5/6/24(k)	216,150	215,880
Clarios Global LP, 1st Lien Dollor Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 4/30/26(k)	48,482	48,199
First Brands Group LLC, 1st Lien Term Loan B3
(ICE LIBOR USD 3 Month + 7.50%), 8.500%, 2/2/24(k)	64,799	65,835
Truck Hero, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 1/31/28(k)	13,087	13,061

		342,975

Automobiles (0.2%)
Thor Industries, Inc., Retired Initial USD Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.875%, 2/1/26(k)	196,038	196,136

Diversified consumer services (0.0%)
LegalZoom.com, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.609%, 11/21/24(k)	49,369	49,184

Diversified Consumer Services (0.2%)
KUEHG Corp., Term Loan B3
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 2/21/25(k)	189,513	184,842
Rent-A-Center, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 2/17/28(k)	11,903	11,943

		196,785

Hotels, Restaurants & Leisure (0.2%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.193%, 12/29/25(k)	188,748	165,076
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.859%, 12/23/24(k)	98,472	96,823
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 4.50%), 4.609%, 7/21/25(k)	5,196	5,200
IRB Holding Corp., Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.250%, 12/15/27(k)	13,211	13,168

		280,267

Household Durables (0.0%)
Milano Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 10/1/27(k)	57,372	57,061

Leisure Products (0.2%)
Varsity Brands Holding Co., Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.500%, 12/16/24(k)	210,782	203,624

Media (0.1%)
Univision Communications, Inc., 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 3/15/26(k)	78,359	78,212

Specialty Retail (0.2%)
Harbor Freight Tools U.S.A., Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.750%, 10/19/27(k)	68,646	68,535
Highline Aftermarket Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.250%, 11/9/27(k)	13,844	13,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NASCAR Holdings LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.859%, 10/19/26(k)	$57,833	$57,428
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/11/28(k)	14,176	14,153
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 5.205%, 4/16/26(k)	54,008	52,708

		206,668

Textiles, Apparel & Luxury Goods (0.0%)
Champ Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 6 Month + 5.50%), 5.757%, 12/19/25(k)	28,473	28,389

Total Consumer Discretionary		1,639,301

Consumer Staples (0.3%)
Beverages (0.1%)
City Brewing Co. LLC, Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 3/1/26(k)	18,519	18,472
Triton Water Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 3/31/28(k)	38,713	38,540

		57,012

Household products (0.0%)
Knowlton Development Corp., Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.859%, 12/22/25(k)	22,584	22,294

Personal Products (0.2%)
Coty, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.354%, 4/7/25(k)	233,192	223,476

Total Consumer Staples		302,782

Financials (0.7%)
Capital Markets (0.2%)
First Eagle Holdings, Inc., Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 2.703%, 2/1/27(k)	79,397	81,010
Jefferies Finance LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 9/30/27(k)	15,949	15,820
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 5/30/25(k)	123,981	123,237

		220,067

Diversified Financial Services (0.2%)
Citadel Securities LP, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.609%, 2/2/28(k)	60,000	59,288
Edelman Financial Center LLC, (The), Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 3/15/28(k)	80,000	79,500
Jane Street Group LLC, Dollar Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.859%, 1/26/28(k)	28,727	28,390
Verscend Holding Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 4.609%, 8/27/25(k)	39,645	39,701

		206,879

Insurance (0.2%)
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 5/9/25(k)	115,535	113,930
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.609%, 2/12/27(k)	98,998	97,823
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.359%, 1/31/28(k)	1,418	1,442
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 12/23/26(k)	4,404	4,372
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 7/31/27(k)	33,853	33,585

		251,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.865%, 8/21/25(k)	$69,625	$68,128

Total Financials		746,226

Health Care (0.6%)
Health Care Providers & Services (0.2%)
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27(k)	26,719	26,715
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.859%, 3/31/27(k)	85,054	84,553
Phoenix Guarantor, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.361%, 3/5/26(k)	49,375	48,922
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 3/5/26(k)	89,775	89,130
Pluto Acquisition I, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.500%, 6/22/26(k)	9,805	9,780

		259,100

Health Care Technology (0.1%)
athenahealth, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 4.25%), 4.453%, 2/11/26(k)	92,695	92,772

Pharmaceuticals (0.3%)
Grifols Worldwide Operations Ltd., Dollar Term Loan B
(1 Week LIBOR + 2.00%), 2.081%, 11/15/27(k)	139,612	137,994
Horizon Therapeutics U.S.A., Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.125%, 5/22/26(k)	191,632	190,913

		328,907

Total Health Care		680,779

Industrials (1.3%)
Aerospace & Defense (0.2%)
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 3 Month + 3.50%), 3.703%, 4/6/26(k)	138,297	133,630
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 3.703%, 4/6/26(k)	74,353	71,844

		205,474

Airlines (0.3%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	24,868	25,414
Allegiant Travel Co., Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.198%, 2/5/24(k)	139,597	138,375
JetBlue Airways Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.250%, 6/17/24(k)	19,552	20,004
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26(k)	49,375	47,822
SkyMiles IP Ltd., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 10/20/27(k)	27,591	28,940

		260,555

Commercial Services & Supplies (0.2%)
Amentum Government Services Holdings LLC, 1st Lien Tranche 2 Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 1/29/27(k)	20,000	19,975
Great American Outdoors Group LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 3/6/28(k)	78,484	78,353
Pitney Bowes, Inc., Refinancing Tranche Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.110%, 3/17/28(k)	105,217	104,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Prime Security Services Borrower LLC, 1st Lien Refinancing Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 3.500%, 9/23/26(k)	$55,846	$55,527

		258,765

Construction & Engineering (0.1%)
CNT Holdings I Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 11/8/27(k)	5,392	5,374
Lummus Technology Holdings V LLC, Refinancing Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.609%, 6/30/27(k)	46,859	46,595
Ventia Midco Pty Ltd., Refinancing Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.000%, 5/21/26(k)	89,014	89,014

		140,983

Machinery (0.3%)
Navistar, Inc., Term Loan Tranche B
(ICE LIBOR USD 1 Month + 3.50%), 3.620%, 11/6/24(k)	367,424	367,149

Professional Services (0.0%)
Dun & Bradstreet Corp., (The), Initial Borrowing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 2/6/26(k)	1,931	1,919

Road & Rail (0.2%)
Avis Budget Car Rental LLC, New Tranche Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.360%, 8/6/27(k)	154,096	150,115
Kenan Advantage Group, Inc., (The U.S.), Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/24/26(k)	80,000	79,550

		229,665

Total Industrials		1,464,510

Information Technology (1.4%)
Communications Equipment (0.4%)
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.359%, 4/6/26(k)	98,747	98,006
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.359%, 11/29/25(k)	366,563	344,645

		442,651

IT Services (0.1%)
Arches Buyer, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 12/6/27(k)	19,411	19,265
MH Sub I LLC, 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 9/13/24(k)	8,785	8,707
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 3.75%), 4.500%, 2/1/28(k)	17,924	17,895
Perforce Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.859%, 7/1/26(k)	32,676	32,329

		78,196

Software (0.9%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 6 Month + 3.50%), 4.500%, 1/18/27(k)	39,899	39,818
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/12/25(k)	19,447	19,398
Blackboard, Inc., 1st Lien Term Loan B5
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 6/30/24(k)	99,521	99,098
Ceridian HCM Holding, Inc., Initial Term Loan
(1 Week LIBOR + 2.50%), 2.581%, 4/30/25(k)	49,619	48,859
DCert Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.109%, 10/16/26(k)	39,799	39,699
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27(k)	19,356	19,342
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 7/1/24(k)	14,848	14,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Idera, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/2/28(k)	$10,329	$10,239
IGT Holding IV AB, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 3/23/28(k)	43,956	43,764
Ivanti Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 12/1/27(k)	30,000	30,097
LogMeIn, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 4.854%, 8/31/27(k)	73,866	73,641
Mitchell International, Inc.,1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 11/29/24(k)	99,500	99,541
Quest Software U.S. Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.462%, 5/16/25(k)	99,491	99,284
Surf Holdings Sarl, 1st Lien Dollar Tranche Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.676%, 3/5/27(k)	95,369	94,356
Syncsort Incorporated, Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 0.000%, 3/19/28(k)	70,000	69,738
TIBCO Software, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 3.75%), 3.860%, 6/30/26(k)	99,250	97,968
UKG, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.000%, 5/4/26(k)	20,909	20,883
Veritas U.S., Inc., Initial Dollar Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 6.500%, 9/1/25(k)	60,286	60,286
Waystar Technologies, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.109%, 10/22/26(k)	49,625	49,563

		1,030,395

Technology Hardware, Storage & Peripherals (0.0%)
Cardtronics U.S.A., Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.000%, 6/29/27(k)	68,581	68,478

Total Information Technology		1,619,720

Materials (0.2%)
Chemicals (0.1%)
CPC Acquisition Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 12/29/27(k)	11,867	11,800
Cyanco Intermediate 2 Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.609%, 3/16/25(k)	51,663	51,327
INEOS Styrolution Group GmbH, Tranche Dollar Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.250%, 1/29/26(k)	18,825	18,741

		81,868

Containers & Packaging (0.1%)
BWay Holding Co., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.443%, 4/3/24(k)	108,945	106,397
Kleopatra Finco Sarl, Term Loan B
(ICE LIBOR USD 6 Month + 4.75%), 5.250%, 2/12/26(k)	27,602	27,481

		133,878

Metals & Mining (0.0%)
U.S. Silica Co., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.000%, 5/1/25(k)	39,896	38,350

Total Materials		254,096

Utilities (0.0%)
Electric Utilities (0.0%)
Astoria Energy LLC, Advance Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 12/10/27(k)	3,748	3,746

Total Utilities		3,746

Total Loan Participations		8,577,093

Mortgage-Backed Securities (3.0%)
FNMA UMBS
2.500%, 6/1/27	25,764	26,893
4.500%, 5/1/48	430,241	474,829
3.500%, 6/1/48	93,924	99,383
3.000%, 9/1/48	204,698	215,008
3.000%, 11/1/48	508,648	532,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 4/1/51	$255,568	$269,637
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 4/25/36 TBA	87,000	89,257
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/51 TBA	98,000	97,701
2.500%, 4/25/51 TBA	192,000	196,875
GNMA
3.500%, 9/20/47	1,218,971	1,295,414
2.000%, 4/15/51 TBA	39,000	39,332
2.500%, 4/15/51 TBA	38,000	39,173

Total Mortgage-Backed Securities		3,376,497

Municipal Bonds (2.3%)
City & County of Honolulu Wastewater System, Revenue Bonds, Series 2019B
2.585%, 7/1/28	35,000	36,377
City & County of San Francisco Water Revenue Bonds, Series 2019
3.473%, 11/1/43	60,000	62,947
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds, Series A-T 2017
3.250%, 8/1/29	100,000	107,974
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B
3.395%, 10/15/40	85,000	89,211
Metro Wastewater Reclamation District, Colorado Federally Taxable Sewer Refunding Bonds, Series 2019B
3.158%, 4/1/41	145,000	148,025
Metropolitan Transportation Authority, Revenue Refunding Bonds, Series 2020E
4.000%, 11/15/45	150,000	167,214
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	105,000	109,704
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
3.142%, 7/1/43	95,000	91,626
Salt Lake City, Utah Federally Taxable Sales and Excise Tax Revenue Refunding Bonds Series 2019B
3.102%, 4/1/38	80,000	80,688
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1
3.271%, 8/1/39	65,000	67,183
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, 2019 Series 2019A
3.248%, 4/1/48	70,000	71,791
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	195,000	219,543
State of New Jersey Covid- 19 General Obligation Emergency Bonds, 2020 Series A
3.000%, 6/1/32	195,000	217,086
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	62,181
State of Oregon Department of Transportation Highway Refunding Bonds, Series 2019B
3.168%, 11/15/38	115,000	120,051
State of Oregon General Obligation Bonds, Series 2020G
1.972%, 5/1/33	400,000	390,724
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B
2.938%, 3/15/33	70,000	72,541
3.289%, 3/15/40	55,000	55,924
Texas Transportation Commission State of Texas Highway Improvement General Obligation Refunding Bonds, Series 2019
3.211%, 4/1/44	175,000	182,667
University of Pittsburgh -of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C
3.005%, 9/15/41	160,000	157,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Utah Transit Authority Federally Taxable Sales Tax Revenue Refunding Bonds, Series 2019B
3.443%, 12/15/42	$115,000	$121,787

Total Municipal Bonds		2,633,006

Supranational (0.8%)
African Export-Import Bank (The)
3.994%, 9/21/29§	600,000	626,250
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	200,000	220,719

Total Supranational		846,969

U.S. Treasury Obligations (4.3%)
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS	313,089	338,328
0.375%, 7/15/25 TIPS	1,103,050	1,214,728
0.375%, 7/15/27 TIPS	695,078	770,449
U.S. Treasury Notes
0.250%, 6/30/25	2,500,000	2,448,416

Total U.S. Treasury Obligations		4,771,921

Total Long-Term Debt Securities (95.7%) (Cost $106,475,428)		107,649,687

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness United States, Inc., Series A %*	9,850	24,625

Total Preferred Stock (0.0%) (Cost $13,308)		24,625

COMMON STOCKS:
Communication Services (0.1%)
Media (0.1%)
Clear Channel Outdoor Holdings, Inc.*	4,912	8,842
iHeartMedia, Inc., Class A*	1,980	35,937
iHeartMedia, Inc., Class B(r)*	33	557

		45,336

Total Communication Services		45,336

Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness Worldwide, Inc.*	4,164	8,848

Specialty Retail (0.0%)
Party City Holdco, Inc.*	2,547	14,773

Total Consumer Discretionary		23,621

Energy (0.1%)
Energy Equipment & Services (0.0%)
Weatherford International plc*	3,258	41,507

Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp.(x)*	97	269
Birch Permian Holdings, Inc.*	9,349	112,188
Riviera Resources, Inc.(r)*	1,571	406

		112,863

Total Energy		154,370

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A	1,334	19,463

Total Materials		19,463

Total Common Stocks (0.2%) (Cost $327,721)		242,790

EXCHANGE TRADED FUND (ETF):
Fixed Income (1.5%)
Invesco Senior Loan ETF (Cost $1,665,582)	75,000	1,659,750

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22(x)*	802	—

		—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	294

Total Materials		294

Total Warrants (0.0%) (Cost $1,015)		294

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.4%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,614,110, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $1,646,393.(xx)	$1,614,110	1,614,110

Total Short-Term Investment (1.4%) (Cost $1,614,110)		1,614,110

Total Investments in Securities (98.8%) (Cost $110,097,164)		111,191,256
Other Assets Less Liabilities (1.2%)		1,383,186

Net Assets (100%)		$112,574,442

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $52,886,575 or 47.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $2,469,023 or 2.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $1,573,900. This was collateralized by cash of $1,614,110 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan

COP — Colombian Peso

DOP — Dominican Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PIK — Payment-in Kind Security

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Angola	0.5%
Argentina	0.1
Australia	0.4
Belarus	0.6
Belgium	0.5
Brazil	0.9
Canada	1.1
Cayman Islands	5.2
Chile	0.6
China	2.1
Colombia	1.6
Dominican Republic	0.2
France	0.5
Gabon	0.5
Germany	0.6
India	0.5
Indonesia	1.7
Iraq	0.5
Ireland	0.5
Israel	0.3
Kazakhstan	0.8
Luxembourg	0.6
Macau	0.4
Mexico	2.2
Netherlands	0.3
Norway	0.3
Peru	0.2
Philippines	0.4
Russia	0.8
Saudi Arabia	0.2
South Africa	0.2
Spain	0.2
Supranational	0.8
Switzerland	0.2
Tunisia	0.6
Turkey	0.7
Ukraine	0.8
United Arab Emirates	0.4
United Kingdom	1.2
United States	68.1
Uruguay	0.5
Cash and Other	1.2

100.0%

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	26	6/2021	USD	5,738,891	(5,110)
U.S. Treasury 5 Year Note	79	6/2021	USD	9,748,477	(116,620)

					(121,730)

Short Contracts
U.S. Treasury 10 Year Ultra Note	(17)	6/2021	USD	(2,442,688)	83,457
U.S. Treasury Long Bond	(19)	6/2021	USD	(2,937,281)	50,911

					134,368

					12,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	265,603	SGD	350,000	JPMorgan Chase Bank	4/12/2021	5,429
USD	182,411	EUR	150,000	JPMorgan Chase Bank	4/16/2021	6,466
USD	229,098	JPY	25,000,000	JPMorgan Chase Bank	4/26/2021	3,262
USD	1,200,516	EUR	1,011,600	JPMorgan Chase Bank	5/14/2021	13,235
USD	119,452	EUR	100,000	JPMorgan Chase Bank	6/17/2021	1,997
MXN	2,000,000	USD	96,661	JPMorgan Chase Bank	6/21/2021	353

Total unrealized appreciation						30,742

SGD	350,000	USD	264,171	JPMorgan Chase Bank	4/12/2021	(3,996)
TRY	1,450,000	USD	189,098	JPMorgan Chase Bank	4/12/2021	(14,410)
USD	291,163	CAD	370,000	JPMorgan Chase Bank	4/12/2021	(3,269)
EUR	150,000	USD	185,026	JPMorgan Chase Bank	4/16/2021	(9,081)
JPY	96,000,000	USD	914,274	JPMorgan Chase Bank	4/26/2021	(47,064)
IDR	8,100,000,000	USD	569,540	JPMorgan Chase Bank**	5/27/2021	(14,156)
AUD	250,000	USD	192,515	JPMorgan Chase Bank	6/28/2021	(2,559)
KRW	215,000,000	USD	194,438	JPMorgan Chase Bank**	6/28/2021	(4,470)
CNH	1,700,000	USD	258,638	JPMorgan Chase Bank**	8/17/2021	(2,332)

Total unrealized depreciation						(101,337)

Net unrealized depreciation						(70,595)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 33-V2	1.00	Quarterly	6/20/2025	1.52	USD 1,050,000	(34,173)	13,209	(20,964)

Total Centrally Cleared Credit default swap contracts outstanding						(34,173)	13,209	(20,964)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$7,535,509	$—	$7,535,509
Collateralized Mortgage Obligations	—	9,820,877	—	9,820,877
Commercial Mortgage-Backed Security	—	42,896	—	42,896
Common Stocks
Communication Services	44,779	—	557	45,336
Consumer Discretionary	14,773	8,848	—	23,621
Energy	41,776	112,188	406	154,370
Materials	19,463	—	—	19,463
Corporate Bonds
Communication Services	—	7,302,941	—	7,302,941
Consumer Discretionary	—	7,634,134	—	7,634,134
Consumer Staples	—	3,632,114	—	3,632,114
Energy	—	6,844,854	—	6,844,854
Financials	—	6,305,638	—	6,305,638
Health Care	—	2,722,580	—	2,722,580
Industrials	—	7,098,300	—	7,098,300
Information Technology	—	2,872,842	—	2,872,842
Materials	—	7,784,909	—	7,784,909
Real Estate	—	2,553,632	—	2,553,632
Utilities	—	4,040,388	—	4,040,388
Centrally Cleared Credit Default Swaps	—	13,209	—	13,209
Exchange Traded Fund	1,659,750	—	—	1,659,750
Foreign Government Securities	—	11,252,587	—	11,252,587
Forward Currency Contracts	—	30,742	—	30,742
Futures	134,368	—	—	134,368
Loan Participations
Communication Services	—	1,865,933	—	1,865,933
Consumer Discretionary	—	1,639,301	—	1,639,301
Consumer Staples	—	302,782	—	302,782
Financials	—	746,226	—	746,226
Health Care	—	680,779	—	680,779
Industrials	—	1,464,510	—	1,464,510
Information Technology	—	1,619,720	—	1,619,720
Materials	—	254,096	—	254,096
Utilities	—	3,746	—	3,746
Mortgage-Backed Securities	—	3,376,497	—	3,376,497
Municipal Bonds	—	2,633,006	—	2,633,006
Preferred Stocks
Consumer Discretionary	—	24,625	—	24,625
Short-Term Investment
Repurchase Agreement	—	1,614,110	—	1,614,110
Supranational	—	846,969	—	846,969
U.S. Treasury Obligations	—	4,771,921	—	4,771,921
Warrants
Energy	—	— (b)	—	— (b)
Materials	294	—	—	294

Total Assets	$1,915,203	$109,453,409	$963	$111,369,575

Liabilities:
Forward Currency Contracts	$—	$(101,337)	$—	$(101,337)
Futures	(121,730)	—	—	(121,730)

Total Liabilities	$(121,730)	$(101,337)	$—	$(223,067)

Total	$1,793,473	$109,352,072	$963	$111,146,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(a)	A security with a market value of $99,432 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,087,970
Aggregate gross unrealized depreciation	(2,165,139)

Net unrealized appreciation	$922,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,189,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (2.2%)
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	$1,138,332
3.000%, 5/20/27(m)		1,900,000	1,605,311
Queensland Treasury Corp.
4.750%, 7/21/25(m)		2,000,000	1,782,481
2.750%, 8/20/27(m)		1,270,000	1,056,500
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$50,000	54,831
Westpac Banking Corp.
2.350%, 2/19/25		200,000	209,021
2.700%, 8/19/26		150,000	159,027

Total Australia			6,005,503

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.625%, 9/17/22		250,000	255,048

Belgium (0.1%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26		125,000	137,387
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	116,787

Total Belgium			254,174

Brazil (1.1%)
Notas do Tesouro Nacional
10.000%, 1/1/25	BRL	15,950,000	2,989,784

Canada (3.0%)
Bank of Montreal
2.350%, 9/11/22		$250,000	257,238
Bank of Nova Scotia (The)
2.000%, 11/15/22		250,000	256,602
Brookfield Finance, Inc.
4.850%, 3/29/29		50,000	57,784
Canada Housing Trust
2.550%, 3/15/25§	CAD	6,625,000	5,589,695
Canadian Natural Resources Ltd.
3.850%, 6/1/27		$25,000	27,044
Enbridge, Inc.
3.500%, 6/10/24		50,000	53,485
3.700%, 7/15/27		100,000	108,512
Export Development Canada
2.625%, 2/21/24		150,000	159,810
Husky Energy, Inc.
4.000%, 4/15/24		50,000	53,403
Nutrien Ltd.
3.150%, 10/1/22		19,000	19,604
4.200%, 4/1/29		50,000	56,140
Province of British Columbia
1.300%, 1/29/31		400,000	372,346
Province of Manitoba
2.125%, 5/4/22		100,000	101,971
Province of Ontario
2.250%, 5/18/22		250,000	255,588
3.050%, 1/29/24		100,000	107,137
1.125%, 10/7/30		200,000	184,607
Province of Quebec
2.625%, 2/13/23		94,000	98,081
0.600%, 7/23/25		200,000	197,367
Royal Bank of Canada
2.800%, 4/29/22		150,000	154,074
Toronto-Dominion Bank (The)
3.250%, 3/11/24		150,000	161,278
TransCanada PipeLines Ltd.
4.875%, 1/15/26		80,000	91,658

Total Canada			8,363,424

China (0.1%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	211,813

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	106,365
Republic of Colombia
4.000%, 2/26/24		200,000	212,875

Total Colombia			319,240

Denmark (3.8%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/50(m)	DKK	14,091,221	2,171,266
Nykredit Realkredit A/S
1.000%, 10/1/50(m)		28,277,024	4,351,714
Realkredit Danmark A/S
1.000%, 10/1/50(m)		25,834,489	3,982,038

Total Denmark			10,505,018

France (0.5%)
Altice France SA
4.125%, 1/15/29(m)	EUR	125,000	146,638
Electricite de France SA
4.500%, 9/21/28(m)		$500,000	568,876
Rubis Terminal Infra SAS
5.625%, 5/15/25(m)	EUR	200,000	247,043
SPCM SA
2.000%, 2/1/26(m)		250,000	297,727
Total Capital International SA
2.700%, 1/25/23		$113,000	117,778

Total France			1,378,062

Germany (0.4%)
Cheplapharm Arzneimittel GmbH
4.375%, 1/15/28(m)	EUR	125,000	153,170
Deutsche Bank AG
4.100%, 1/13/26		$50,000	54,252
Kreditanstalt fuer Wiederaufbau
1.750%, 8/22/22		250,000	255,301
2.000%, 10/4/22		188,000	193,024
2.000%, 5/2/25		100,000	105,112
0.750%, 9/30/30		150,000	136,063
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		100,000	106,476
Renk AG
5.750%, 7/15/25(m)	EUR	200,000	244,028

Total Germany			1,247,426

Hungary (0.9%)
Hungary Government Bond
1.500%, 4/22/26	HUF	780,000,000	2,480,579

Indonesia (1.2%)
Republic of Indonesia
7.250%, 2/15/26	IDR	20,000,000,000	1,440,275
5.500%, 4/15/26		25,925,000,000	1,752,726
2.850%, 2/14/30		$200,000	203,563

Total Indonesia			3,396,564

Ireland (0.2%)
AerCap Ireland Capital DAC
6.500%, 7/15/25		150,000	174,887
Smurfit Kappa Treasury ULC
1.500%, 9/15/27(m)	EUR	225,000	277,329

Total Ireland			452,216

Israel (0.1%)
State of Israel Government Bond
2.750%, 7/3/30		$200,000	209,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Italy (2.9%)
Brunello Bidco SpA
3.500%, 2/15/28§	EUR	100,000	$116,754
Buoni Poliennali del Tesoro
0.350%, 2/1/25(m)		2,900,000	3,464,357
0.950%, 8/1/30(m)		3,350,000	4,060,073
Gamma Bidco SpA
6.250%, 7/15/25(m)		250,000	305,164
Italian Republic Government Bond
2.375%, 10/17/24		$200,000	208,521

Total Italy			8,154,869

Japan (9.1%)
Japan Bank for International Cooperation
3.375%, 10/31/23		200,000	214,664
2.000%, 10/17/29		200,000	202,148
Japan Government Bond
0.100%, 3/20/27	JPY	150,000,000	1,366,938
0.100%, 6/20/30		1,605,000,000	14,530,295
0.100%, 9/20/30		760,000,000	6,871,208
Mitsubishi UFJ Financial Group, Inc.
2.623%, 7/18/22		$200,000	205,549
3.677%, 2/22/27		200,000	221,946
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	215,523
Nomura Holdings, Inc.
1.851%, 7/16/25		200,000	199,437
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	257,560
3.784%, 3/9/26		100,000	109,719
3.010%, 10/19/26		50,000	53,205
3.202%, 9/17/29		50,000	51,276
2.130%, 7/8/30		200,000	193,245
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30		200,000	192,111
Toyota Motor Corp.
2.760%, 7/2/29		100,000	104,049

Total Japan			24,988,873

Luxembourg (0.1%)
INEOS Finance plc
3.375%, 3/31/26§	EUR	200,000	240,955
PLT VII Finance Sarl
4.625%, 1/5/26(m)		125,000	152,360

Total Luxembourg			393,315

Malaysia (1.0%)
Malaysia Government Bond
3.955%, 9/15/25	MYR	10,500,000	2,667,937

Mexico (1.4%)
Mex Bonos Desarr Fix Rt
5.750%, 3/5/26	MXN	66,500,000	3,229,103
United Mexican States
4.000%, 10/2/23		$150,000	161,531
3.600%, 1/30/25		200,000	217,500
4.125%, 1/21/26(x)		200,000	221,950

Total Mexico			3,830,084

Netherlands (0.5%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	273,697
ING Groep NV
4.100%, 10/2/23		200,000	216,846
Maxeda DIY Holding BV
5.875%, 10/1/26(m)	EUR	125,000	151,464
NXP BV
4.300%, 6/18/29§		$50,000	55,810
Shell International Finance BV
3.400%, 8/12/23		50,000	53,476
3.250%, 5/11/25		95,000	102,756
2.375%, 11/7/29		50,000	50,360
United Group BV
3.125%, 2/15/26(m)	EUR	150,000	169,985
VZ Vendor Financing II BV
2.875%, 1/15/29§		175,000	201,085
Ziggo Bond Co. BV
3.375%, 2/28/30(m)		125,000	144,291

Total Netherlands			1,419,770

Norway (1.3%)
Equinor ASA
3.700%, 3/1/24		$100,000	108,656
3.125%, 4/6/30		50,000	52,688
Kingdom of Norway
1.500%, 2/19/26(m)	NOK	27,350,000	3,261,505

Total Norway			3,422,849

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		$200,000	217,375

Peru (0.1%)
Republic of Peru
2.392%, 1/23/26		200,000	205,875

Philippines (0.1%)
Republic of Philippines
10.625%, 3/16/25		100,000	136,750
2.457%, 5/5/30		200,000	202,022

Total Philippines			338,772

Poland (0.0%)
Republic of Poland
4.000%, 1/22/24		100,000	109,342

Romania (1.1%)
Romania Government Bond
3.250%, 4/29/24	RON	3,725,000	910,290
4.850%, 4/22/26		3,600,000	946,640
5.000%, 2/12/29		4,550,000	1,236,540

Total Romania			3,093,470

Russia (1.0%)
Russian Federation
4.500%, 7/16/25(x)	RUB	232,500,000	2,854,975

South Africa (1.2%)
Republic of South Africa
10.500%, 12/21/26	ZAR	28,900,000	2,227,920
8.750%, 2/28/48		19,445,000	1,030,585

Total South Africa			3,258,505

South Korea (1.0%)
Export-Import Bank of Korea
2.375%, 6/25/24		$200,000	211,571
Republic of Korea
2.375%, 3/10/23	KRW	1,470,000,000	1,333,969
1.875%, 6/10/29		1,450,000,000	1,274,899

Total South Korea			2,820,439

Spain (2.4%)
Banco Santander SA
3.500%, 4/11/22		$200,000	206,036
5.179%, 11/19/25		200,000	227,061
Bonos and Obligaciones del Estado
0.000%, 1/31/25	EUR	1,125,000	1,338,430
1.250%, 10/31/30(m)		3,125,000	4,004,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
ContourGlobal Power Holdings SA
2.750%, 1/1/26§	EUR	175,000	$205,086
Telefonica Emisiones SA
4.103%, 3/8/27		$650,000	724,492

Total Spain			6,705,509

Supranational (2.8%)
African Development Bank
3.000%, 9/20/23		100,000	106,534
Asian Development Bank
1.750%, 9/13/22		150,000	153,323
5.900%, 12/20/22	INR	90,000,000	1,242,883
2.625%, 1/30/24		$350,000	371,829
2.125%, 3/19/25		100,000	105,373
1.875%, 1/24/30		200,000	201,989
European Bank for Reconstruction & Development
6.500%, 6/19/23	INR	72,000,000	1,005,595
European Investment Bank
2.625%, 5/20/22		$500,000	513,749
1.375%, 9/6/22		350,000	355,839
3.125%, 12/14/23(x)		50,000	53,683
2.125%, 4/13/26		150,000	158,055
Inter-American Development Bank
2.500%, 1/18/23		250,000	260,112
2.125%, 1/15/25		250,000	263,615
3.125%, 9/18/28(x)		100,000	110,709
1.125%, 1/13/31		200,000	184,061
International Bank for Reconstruction & Development
2.125%, 2/13/23		131,000	135,571
3.000%, 9/27/23		250,000	266,322
2.500%, 3/19/24		200,000	212,006
0.625%, 4/22/25		200,000	198,620
2.500%, 7/29/25		250,000	267,167
International Finance Corp.
2.875%, 7/31/23		150,000	158,619
6.300%, 11/25/24	INR	75,000,000	1,042,704
Nordic Investment Bank
1.375%, 10/17/22		$200,000	203,444

Total Supranational			7,571,802

Sweden (0.2%)
Svensk Exportkredit AB
1.625%, 11/14/22		200,000	204,294
Verisure Holding AB
3.875%, 7/15/26(m)	EUR	100,000	120,831
3.250%, 2/15/27§		100,000	118,111

Total Sweden			443,236

Switzerland (0.2%)
ABB Finance USA, Inc.
2.875%, 5/8/22		$94,000	96,617
Credit Suisse AG
2.950%, 4/9/25		250,000	263,819
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		150,000	156,339
Novartis Capital Corp.
3.000%, 11/20/25		150,000	161,287

Total Switzerland			678,062

United Kingdom (4.3%)
AA Bond Co. Ltd.
6.500%, 1/31/26§	GBP	125,000	177,717
AstraZeneca plc
3.375%, 11/16/25		$100,000	108,822
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)		200,000	215,819
4.337%, 1/10/28		200,000	221,934
BAT Capital Corp.
3.557%, 8/15/27		75,000	79,790
4.906%, 4/2/30		100,000	113,754
Diageo Capital plc
1.375%, 9/29/25		200,000	201,187
Galaxy Bidco Ltd.
6.500%, 7/31/26(m)	GBP	200,000	291,532
GlaxoSmithKline Capital plc
3.375%, 6/1/29		$50,000	54,514
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		94,000	98,385
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)		250,000	266,585
4.375%, 11/23/26		200,000	222,702
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)		200,000	216,793
INEOS Quattro Finance 2 plc
2.500%, 1/15/26§	EUR	100,000	117,221
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)		$200,000	215,230
Natwest Group plc
4.800%, 4/5/26		200,000	226,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)		200,000	207,868
Pinewood Finance Co. Ltd.
3.250%, 9/30/25(m)	GBP	100,000	140,722
Playtech plc
3.750%, 10/12/23(m)	EUR	225,000	266,496
Reynolds American, Inc.
4.850%, 9/15/23		$150,000	164,555
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	219,651
Synthomer plc
3.875%, 7/1/25(m)	EUR	100,000	122,211
Tesco plc
6.125%, 2/24/22	GBP	75,000	108,507
U.K. Treasury Bonds
0.250%, 7/31/31(m)		5,300,000	6,808,344
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	103,191
Virgin Media Secured Finance plc
4.250%, 1/15/30(m)	GBP	250,000	344,681
Vodafone Group plc
4.125%, 5/30/25		$100,000	111,311
4.375%, 5/30/28		325,000	373,076
WPP Finance 2010
3.750%, 9/19/24		50,000	54,414

Total United Kingdom			11,853,490

United States (54.0%)
3M Co.
3.000%, 8/7/25		100,000	107,615
Abbott Laboratories
3.400%, 11/30/23		70,000	74,941
AbbVie, Inc.
3.250%, 10/1/22		75,000	77,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
2.900%, 11/6/22		$131,000	$135,752
2.600%, 11/21/24		250,000	263,458
3.800%, 3/15/25		50,000	54,729
3.600%, 5/14/25		150,000	163,166
2.950%, 11/21/26		250,000	265,655
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	59,613
Air Lease Corp.
4.250%, 2/1/24		200,000	216,582
2.875%, 1/15/26		100,000	103,430
Aircastle Ltd.
5.000%, 4/1/23		50,000	53,309
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 12/15/29		100,000	101,971
Allstate Corp. (The)
3.150%, 6/15/23		94,000	99,433
Ally Financial, Inc.
5.800%, 5/1/25		100,000	116,022
Alphabet, Inc.
1.100%, 8/15/30		200,000	183,827
Altria Group, Inc.
4.800%, 2/14/29		110,000	126,016
Amazon.com, Inc.
3.150%, 8/22/27		100,000	109,275
1.500%, 6/3/30		200,000	190,661
Ameren Corp.
3.500%, 1/15/31		100,000	105,512
American Campus Communities Operating Partnership LP (REIT)
2.850%, 2/1/30		50,000	49,960
American Electric Power Co., Inc.
2.300%, 3/1/30		150,000	145,738
American Express Co.
2.650%, 12/2/22		203,000	210,616
2.500%, 7/30/24		250,000	263,572
American Honda Finance Corp.
2.900%, 2/16/24		150,000	159,261
American International Group, Inc.
4.875%, 6/1/22		150,000	157,434
4.200%, 4/1/28		100,000	112,098
American Tower Corp. (REIT)
5.000%, 2/15/24		100,000	111,461
3.375%, 10/15/26		100,000	107,682
3.800%, 8/15/29		50,000	54,217
Ameriprise Financial, Inc.
4.000%, 10/15/23		100,000	108,785
Amgen, Inc.
3.625%, 5/15/22		56,000	57,364
2.450%, 2/21/30		100,000	100,473
Anthem, Inc.
3.350%, 12/1/24		50,000	54,080
2.375%, 1/15/25		100,000	105,244
2.875%, 9/15/29		50,000	51,751
2.250%, 5/15/30		325,000	319,198
2.550%, 3/15/31		275,000	275,265
Aon plc
3.875%, 12/15/25		100,000	110,519
Apple, Inc.
1.700%, 9/11/22		130,000	132,569
2.850%, 2/23/23		75,000	78,279
3.200%, 5/13/25		75,000	81,393
2.450%, 8/4/26		100,000	105,220
3.350%, 2/9/27		100,000	109,902
2.900%, 9/12/27		150,000	160,902
1.200%, 2/8/28		425,000	408,567
1.650%, 2/8/31		100,000	95,313
Aptiv Corp.
4.150%, 3/15/24		25,000	27,278
Ares Capital Corp.
3.875%, 1/15/26		100,000	105,305
Arizona Public Service Co.
3.150%, 5/15/25		100,000	107,611
AT&T, Inc.
3.000%, 6/30/22		50,000	51,383
2.625%, 12/1/22		94,000	96,821
4.450%, 4/1/24		100,000	110,484
3.950%, 1/15/25		100,000	110,221
4.350%, 3/1/29		150,000	168,824
Athene Holding Ltd.
6.150%, 4/3/30		50,000	60,505
AutoZone, Inc.
3.750%, 4/18/29		50,000	54,218
AvalonBay Communities, Inc. (REIT)
3.300%, 6/1/29		50,000	53,041
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		60,000	64,094
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		233,000	242,261
4.125%, 1/22/24		100,000	109,179
4.200%, 8/26/24		100,000	110,197
4.000%, 1/22/25		100,000	109,221
4.450%, 3/3/26		100,000	112,260
3.500%, 4/19/26		100,000	109,647
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		100,000	110,094
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		100,000	106,819
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		200,000	224,941
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)		300,000	330,684
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)		100,000	102,763
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)		150,000	148,418
Bank of New York Mellon Corp. (The)
3.000%, 2/24/25		65,000	69,582
3.850%, 4/28/28		150,000	169,115
Becton Dickinson and Co.
3.363%, 6/6/24		150,000	160,654
Berkshire Hathaway Energy Co.
4.050%, 4/15/25		100,000	110,714
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	96,895
Berkshire Hathaway, Inc.
2.750%, 3/15/23		65,000	67,777
Berry Global, Inc.
1.000%, 1/15/25(m)	EUR	225,000	264,547
Biogen, Inc.
4.050%, 9/15/25		$100,000	110,813
Boardwalk Pipelines LP
4.800%, 5/3/29		25,000	27,937
Boeing Co. (The)
4.508%, 5/1/23		250,000	267,740
3.200%, 3/1/29		75,000	75,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.150%, 5/1/30	$125,000	$143,659
Booking Holdings, Inc.
4.500%, 4/13/27	50,000	57,629
Boston Properties LP (REIT)
3.650%, 2/1/26	100,000	109,091
Boston Scientific Corp.
3.850%, 5/15/25	26,000	28,663
2.650%, 6/1/30	50,000	50,308
BP Capital Markets America, Inc.
3.245%, 5/6/22	75,000	77,402
3.224%, 4/14/24	100,000	107,139
4.234%, 11/6/28	100,000	113,252
1.749%, 8/10/30	425,000	401,240
Brighthouse Financial, Inc.
5.625%, 5/15/30	50,000	58,207
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	96,038
3.875%, 8/15/25	71,000	79,179
3.400%, 7/26/29	50,000	54,344
1.450%, 11/13/30	100,000	93,332
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	108,748
Broadcom Corp.
3.875%, 1/15/27	100,000	108,776
Broadcom, Inc.
5.000%, 4/15/30	100,000	113,889
2.450%, 2/15/31§	100,000	94,653
3.419%, 4/15/33§	100,000	100,530
3.469%, 4/15/34§	150,000	150,902
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	32,553
Burlington Northern Santa Fe LLC
3.850%, 9/1/23	100,000	107,382
3.750%, 4/1/24	25,000	27,276
Campbell Soup Co.
4.150%, 3/15/28	50,000	55,914
Capital One Financial Corp.
3.300%, 10/30/24	100,000	107,774
3.800%, 1/31/28	100,000	109,379
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	81,199
Carrier Global Corp.
2.722%, 2/15/30	100,000	100,904
Caterpillar Financial Services Corp.
1.900%, 9/6/22	150,000	153,299
Caterpillar, Inc.
2.600%, 4/9/30	100,000	102,224
CenterPoint Energy, Inc.
2.500%, 9/1/24	50,000	52,425
Charles Schwab Corp. (The)
3.200%, 1/25/28	100,000	107,522
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	192,289
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	25,000	28,560
3.700%, 11/15/29	50,000	52,433
Chevron Corp.
3.191%, 6/24/23	75,000	79,120
2.954%, 5/16/26	150,000	160,672
Chevron USA, Inc.
0.687%, 8/12/25	500,000	489,406
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	107,639
Cigna Corp.
4.125%, 11/15/25	50,000	55,819
3.400%, 3/1/27	100,000	108,437
2.400%, 3/15/30	25,000	24,746
Cisco Systems, Inc.
2.200%, 9/20/23	200,000	208,942
Citigroup, Inc.
3.875%, 10/25/23	100,000	107,935
3.750%, 6/16/24	150,000	163,296
3.300%, 4/27/25	65,000	69,864
(SOFR + 2.84%), 3.106%, 4/8/26(k)	50,000	53,394
3.200%, 10/21/26	300,000	322,462
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	100,000	110,025
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	100,000	110,193
(SOFR + 1.42%), 2.976%, 11/5/30(k)	50,000	51,726
(SOFR + 1.15%), 2.666%, 1/29/31(k)	100,000	100,231
(SOFR + 3.91%), 4.412%, 3/31/31(k)	50,000	56,532
Citizens Financial Group, Inc.
3.250%, 4/30/30	100,000	105,495
Clorox Co. (The)
3.500%, 12/15/24	100,000	109,449
Coca-Cola Co. (The)
2.125%, 9/6/29	100,000	100,069
3.450%, 3/25/30	50,000	54,982
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	43,583
Comcast Corp.
3.375%, 8/15/25	100,000	108,949
3.300%, 2/1/27	100,000	108,681
4.150%, 10/15/28	100,000	114,104
3.400%, 4/1/30	50,000	54,143
Comerica, Inc.
4.000%, 2/1/29	25,000	27,864
Commonwealth Edison Co.
2.550%, 6/15/26	100,000	105,549
Conagra Brands, Inc.
3.200%, 1/25/23	28,000	29,127
4.850%, 11/1/28	50,000	58,263
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	97,183
ConocoPhillips Co.
4.950%, 3/15/26	100,000	115,675
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	114,833
Costco Wholesale Corp.
1.600%, 4/20/30	100,000	95,836
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	112,592
1.050%, 7/15/26	450,000	431,369
3.300%, 7/1/30	100,000	104,054
CSX Corp.
3.350%, 11/1/25	100,000	108,922
CVS Health Corp.
3.700%, 3/9/23	14,000	14,840
3.875%, 7/20/25	133,000	146,882
2.875%, 6/1/26	50,000	53,000
4.300%, 3/25/28	99,000	112,207
3.250%, 8/15/29	50,000	52,680
3.750%, 4/1/30	50,000	54,327
1.875%, 2/28/31	175,000	161,628
Deere & Co.
2.600%, 6/8/22	38,000	38,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Dell International LLC
5.450%, 6/15/23§	$100,000	$109,288
6.020%, 6/15/26§	150,000	177,462
Diamondback Energy, Inc.
3.250%, 12/1/26	50,000	52,500
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	50,000	53,664
Discover Financial Services
3.950%, 11/6/24	100,000	109,182
Discovery Communications LLC
3.800%, 3/13/24	100,000	107,677
3.900%, 11/15/24	100,000	109,345
Dollar General Corp.
3.500%, 4/3/30	100,000	107,594
Dollar Tree, Inc.
4.200%, 5/15/28	50,000	56,072
Dominion Energy, Inc.
3.375%, 4/1/30	50,000	53,056
Dow Chemical Co. (The)
4.800%, 11/30/28	100,000	116,641
DTE Energy Co.
2.529%, 10/1/24(e)	50,000	52,508
Duke Energy Corp.
3.950%, 10/15/23	100,000	107,502
2.450%, 6/1/30	100,000	98,621
Duke Energy Progress LLC
3.450%, 3/15/29	100,000	108,077
DuPont de Nemours, Inc.
4.725%, 11/15/28	50,000	58,117
Eastern Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	54,519
Eastman Chemical Co.
3.600%, 8/15/22	75,000	77,619
Eaton Corp.
2.750%, 11/2/22	94,000	97,438
eBay, Inc.
3.600%, 6/5/27	100,000	108,766
Emerson Electric Co.
2.625%, 2/15/23	94,000	97,389
Enable Midstream Partners LP
4.150%, 9/15/29	25,000	26,024
Energy Transfer Operating LP
4.050%, 3/15/25	100,000	107,665
5.250%, 4/15/29	50,000	56,758
3.750%, 5/15/30	50,000	51,563
Entergy Corp.
2.950%, 9/1/26	150,000	159,256
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	98,522
3.900%, 2/15/24	50,000	54,086
4.150%, 10/16/28	25,000	28,159
3.125%, 7/31/29	75,000	78,572
2.800%, 1/31/30(x)	100,000	103,164
Equinix, Inc. (REIT)
3.200%, 11/18/29	50,000	51,755
ERP Operating LP (REIT)
3.000%, 7/1/29	50,000	51,949
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	109,208
Eversource Energy
1.650%, 8/15/30	100,000	91,742
Exelon Corp.
4.050%, 4/15/30	50,000	55,495
Expedia Group, Inc.
3.800%, 2/15/28	100,000	105,510
Exxon Mobil Corp.
1.571%, 4/15/23	50,000	51,115
3.176%, 3/15/24	100,000	107,041
2.992%, 3/19/25	50,000	53,537
3.294%, 3/19/27	50,000	54,768
3.482%, 3/19/30	50,000	54,305
FedEx Corp.
2.625%, 8/1/22	19,000	19,531
3.100%, 8/5/29	50,000	52,372
4.250%, 5/15/30	50,000	56,665
FFCB
2.850%, 9/20/21	475,000	481,101
0.580%, 6/3/24	300,000	300,214
FHLB
2.750%, 12/13/24	200,000	215,911
3.125%, 6/13/25	270,000	296,207
FHLMC
0.125%, 7/25/22	20,000	19,995
0.250%, 8/24/23	225,000	224,928
0.250%, 12/4/23	210,000	209,622
0.375%, 7/21/25	20,000	19,645
Fifth Third Bancorp
2.375%, 1/28/25	100,000	103,995
Fiserv, Inc.
3.200%, 7/1/26	50,000	53,882
3.500%, 7/1/29	50,000	53,943
Flex Ltd.
4.875%, 6/15/29	50,000	56,084
Florida Power & Light Co.
3.250%, 6/1/24	100,000	107,009
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	50,000	50,464
Flowserve Corp.
4.000%, 11/15/23	50,000	52,804
FNMA
2.625%, 1/11/22	285,000	290,539
0.250%, 7/10/23	300,000	300,032
2.625%, 9/6/24	600,000	644,697
0.500%, 6/17/25	500,000	495,110
7.250%, 5/15/30	100,000	146,292
0.875%, 8/5/30	180,000	166,356
Ford Motor Co.
8.500%, 4/21/23	100,000	111,500
Fox Corp.
4.709%, 1/25/29	50,000	57,356
GATX Corp.
4.000%, 6/30/30	50,000	54,992
GE Capital Funding LLC
3.450%, 5/15/25§	200,000	215,896
General Dynamics Corp.
2.250%, 11/15/22	56,000	57,515
3.500%, 4/1/27	50,000	54,495
General Electric Co.
2.700%, 10/9/22	40,000	41,297
3.625%, 5/1/30	100,000	107,636
General Mills, Inc.
4.200%, 4/17/28	75,000	84,568
General Motors Co.
5.400%, 10/2/23	50,000	55,361
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	108,602
4.300%, 7/13/25	100,000	109,880
1.250%, 1/8/26	500,000	490,582
5.250%, 3/1/26	50,000	57,243
3.850%, 1/5/28	50,000	53,728
3.600%, 6/21/30	50,000	52,716
Georgia Power Co.
3.250%, 4/1/26	100,000	107,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Gilead Sciences, Inc.
3.250%, 9/1/22		$30,000	$31,069
3.650%, 3/1/26		100,000	109,726
Global Payments, Inc.
3.200%, 8/15/29		450,000	469,985
GLP Capital LP (REIT)
5.300%, 1/15/29		75,000	84,083
Goldman Sachs Group, Inc. (The)
3.625%, 1/22/23		56,000	59,068
3.850%, 7/8/24		150,000	163,329
3.500%, 4/1/25		150,000	162,305
4.250%, 10/21/25		75,000	83,531
3.750%, 2/25/26		30,000	32,892
3.500%, 11/16/26		150,000	162,600
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)		100,000	109,277
3.800%, 3/15/30		50,000	55,056
Halliburton Co.
3.800%, 11/15/25		80,000	87,836
Hasbro, Inc.
3.550%, 11/19/26		50,000	53,970
HCA, Inc.
5.250%, 6/15/26		100,000	115,125
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25		100,000	107,553
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)		100,000	113,926
Home Depot, Inc. (The)
2.625%, 6/1/22		75,000	76,814
2.125%, 9/15/26		25,000	26,131
2.950%, 6/15/29		50,000	52,947
2.700%, 4/15/30		50,000	51,751
Honeywell International, Inc.
2.700%, 8/15/29		50,000	52,001
HP, Inc.
4.050%, 9/15/22		100,000	104,939
Humana, Inc.
3.950%, 3/15/27		100,000	111,326
Huntsman International LLC
4.500%, 5/1/29		50,000	55,163
Hyatt Hotels Corp.
4.850%, 3/15/26		50,000	55,191
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	107,918
Intel Corp.
2.700%, 12/15/22		75,000	77,988
3.150%, 5/11/27		100,000	108,420
3.900%, 3/25/30		50,000	56,497
Intercontinental Exchange, Inc.
2.100%, 6/15/30		50,000	47,965
International Business Machines Corp.
3.500%, 5/15/29		100,000	108,392
1.950%, 5/15/30		200,000	193,930
IQVIA, Inc.
2.875%, 6/15/28(m)	EUR	325,000	391,325
Jefferies Financial Group, Inc.
5.500%, 10/18/23		$50,000	54,264
Jefferies Group LLC
4.150%, 1/23/30		50,000	54,785
John Deere Capital Corp.
2.600%, 3/7/24		100,000	105,672
3.050%, 1/6/28		100,000	107,131
Johnson & Johnson
2.050%, 3/1/23		25,000	25,751
3.375%, 12/5/23		50,000	53,934
1.300%, 9/1/30		150,000	140,541
JPMorgan Chase & Co.
3.200%, 1/25/23		131,000	137,594
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		250,000	256,679
3.625%, 5/13/24		100,000	108,607
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		100,000	106,422
3.300%, 4/1/26		100,000	108,532
(SOFR + 1.85%), 2.083%, 4/22/26(k)		50,000	51,348
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		100,000	110,146
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)		150,000	162,077
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)		100,000	112,478
(SOFR + 1.51%), 2.739%, 10/15/30(k)		100,000	101,393
(SOFR + 2.04%), 2.522%, 4/22/31(k)		50,000	49,663
(SOFR + 2.52%), 2.956%, 5/13/31(k)		100,000	101,483
Kellogg Co.
2.100%, 6/1/30		50,000	48,603
Keurig Dr Pepper, Inc.
4.597%, 5/25/28		100,000	115,400
KeyCorp
2.550%, 10/1/29		50,000	50,270
Kinder Morgan, Inc.
4.300%, 3/1/28		100,000	111,274
Kohl’s Corp.
9.500%, 5/15/25		50,000	64,748
Kroger Co. (The)
4.500%, 1/15/29		25,000	28,898
L3Harris Technologies, Inc.
4.400%, 6/15/28		50,000	56,711
Lam Research Corp.
3.800%, 3/15/25		30,000	33,029
1.900%, 6/15/30		30,000	28,925
Las Vegas Sands Corp.
3.900%, 8/8/29		50,000	51,081
Lazard Group LLC
4.375%, 3/11/29		50,000	55,653
Lear Corp.
4.250%, 5/15/29		50,000	54,864
Lennar Corp.
4.750%, 11/29/27		100,000	115,000
Lincoln National Corp.
3.800%, 3/1/28		100,000	110,424
Lockheed Martin Corp.
3.550%, 1/15/26		100,000	110,158
Lowe’s Cos., Inc.
4.000%, 4/15/25		100,000	110,635
3.375%, 9/15/25		100,000	109,235
2.500%, 4/15/26		50,000	52,376
LYB International Finance III LLC
3.375%, 5/1/30		100,000	106,064
Marathon Oil Corp.
2.800%, 11/1/22		26,000	26,684
Marathon Petroleum Corp.
5.125%, 12/15/26		50,000	58,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
4.625%, 6/15/30	$50,000	$55,891
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	107,804
Mastercard, Inc.
2.950%, 6/1/29	50,000	53,546
McDonald’s Corp.
3.250%, 6/10/24	150,000	161,236
2.125%, 3/1/30	50,000	48,705
Medtronic, Inc.
3.500%, 3/15/25	52,000	56,881
Merck & Co., Inc.
2.750%, 2/10/25(x)	150,000	159,833
MetLife, Inc.
4.368%, 9/15/23(e)	150,000	163,733
Micron Technology, Inc.
5.327%, 2/6/29	50,000	58,740
Microsoft Corp.
2.650%, 11/3/22	75,000	77,673
2.000%, 8/8/23	90,000	93,417
3.300%, 2/6/27	250,000	274,952
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	55,162
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	106,250
Mondelez International, Inc.
1.500%, 5/4/25	60,000	60,592
Moody’s Corp.
4.500%, 9/1/22	19,000	19,896
Morgan Stanley
3.750%, 2/25/23	56,000	59,344
4.100%, 5/22/23	100,000	106,817
3.700%, 10/23/24	150,000	163,775
4.000%, 7/23/25	100,000	110,749
(SOFR + 1.99%), 2.188%, 4/28/26(k)	50,000	51,658
3.125%, 7/27/26	100,000	107,708
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	108,457
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	109,441
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	50,000	57,230
(SOFR + 3.12%), 3.622%, 4/1/31(k)	50,000	54,164
Mosaic Co. (The)
4.250%, 11/15/23	100,000	107,912
Motorola Solutions, Inc.
4.600%, 5/23/29	50,000	56,743
MPLX LP
4.500%, 7/15/23	50,000	53,698
4.875%, 6/1/25	50,000	56,074
4.800%, 2/15/29	50,000	56,929
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	127,363
National Fuel Gas Co.
3.950%, 9/15/27	50,000	52,854
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	108,588
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	107,459
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	107,590
2.250%, 6/1/30	100,000	97,801
NIKE, Inc.
2.750%, 3/27/27	100,000	106,442
NiSource, Inc.
2.950%, 9/1/29	50,000	51,206
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	50,977
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	106,966
NVIDIA Corp.
2.850%, 4/1/30	50,000	52,546
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	61,000	65,506
Omnicom Group, Inc.
3.625%, 5/1/22	19,000	19,656
4.200%, 6/1/30	50,000	56,222
ONEOK, Inc.
4.350%, 3/15/29	50,000	54,147
Oracle Corp.
2.500%, 5/15/22	100,000	101,965
2.500%, 10/15/22	75,000	77,253
2.400%, 9/15/23	100,000	103,926
2.500%, 4/1/25	50,000	52,410
2.650%, 7/15/26	100,000	104,934
3.250%, 11/15/27	150,000	160,804
2.950%, 4/1/30	50,000	51,539
O’Reilly Automotive, Inc.
3.900%, 6/1/29	75,000	82,384
Otis Worldwide Corp.
2.565%, 2/15/30	50,000	50,369
Pacific Gas and Electric Co.
4.550%, 7/1/30	100,000	108,012
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	107,903
PayPal Holdings, Inc.
2.850%, 10/1/29	50,000	51,980
PepsiCo, Inc.
3.000%, 10/15/27	100,000	108,112
2.750%, 3/19/30	50,000	52,170
Pfizer, Inc.
3.000%, 12/15/26	150,000	163,295
2.625%, 4/1/30	100,000	103,522
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	53,803
3.125%, 3/2/28	100,000	106,218
Pioneer Natural Resources Co.
1.900%, 8/15/30	100,000	92,832
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	105,540
3.600%, 11/1/24	200,000	212,000
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	163,467
2.550%, 1/22/30	200,000	201,690
PPG Industries, Inc.
2.800%, 8/15/29	50,000	51,835
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	48,692
Precision Castparts Corp.
2.500%, 1/15/23	38,000	39,266
Procter & Gamble Co. (The)
3.000%, 3/25/30	100,000	107,833
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	105,240
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)(x)	50,000	57,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
PSEG Power LLC
3.850%, 6/1/23	$100,000	$106,668
Puget Energy, Inc.
3.650%, 5/15/25	50,000	53,837
QUALCOMM, Inc.
2.150%, 5/20/30	225,000	221,918
1.650%, 5/20/32	113,000	103,960
Raytheon Technologies Corp.
3.950%, 8/16/25	150,000	166,432
3.500%, 3/15/27	50,000	54,689
4.125%, 11/16/28	100,000	112,327
Realty Income Corp. (REIT)
3.250%, 6/15/29	50,000	52,891
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	25,421
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	54,644
Republic Services, Inc.
3.950%, 5/15/28	50,000	55,551
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	77,716
2.000%, 6/30/30	100,000	95,104
Royalty Pharma plc
2.200%, 9/2/30§	100,000	95,430
Ryder System, Inc.
2.900%, 12/1/26	50,000	53,233
S&P Global, Inc.
1.250%, 8/15/30	150,000	137,107
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	175,683
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	106,531
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	110,526
Sempra Energy
3.400%, 2/1/28	100,000	107,378
Sherwin-Williams Co. (The)
2.950%, 8/15/29	50,000	52,090
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	100,000	107,470
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	106,953
2.450%, 9/13/29	100,000	98,501
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	104,410
Southern California Edison Co.
4.200%, 3/1/29	50,000	55,527
Southern Co. (The)
3.250%, 7/1/26	100,000	106,950
Southwest Airlines Co.
2.625%, 2/10/30	50,000	49,135
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	27,622
Spirit Realty LP (REIT)
3.200%, 1/15/27	25,000	26,278
Stanley Black & Decker, Inc.
2.300%, 3/15/30	50,000	50,202
Starbucks Corp.
3.850%, 10/1/23	50,000	53,763
3.550%, 8/15/29	50,000	54,315
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	55,048
State Street Corp.
3.300%, 12/16/24	65,000	70,861
2.400%, 1/24/30	50,000	50,891
Steel Dynamics, Inc.
3.450%, 4/15/30	50,000	53,198
Stryker Corp.
3.500%, 3/15/26	100,000	109,417
Synchrony Financial
4.500%, 7/23/25	100,000	110,534
Sysco Corp.
3.750%, 10/1/25	100,000	109,283
Tapestry, Inc.
4.125%, 7/15/27	50,000	54,185
Target Corp.
2.250%, 4/15/25	100,000	104,568
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	102,196
Textron, Inc.
4.300%, 3/1/24	100,000	108,684
The Regent of The University of California General Revenue Bonds 2020, Series BG
1.614%, 5/15/30	100,000	95,404
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	50,000	58,117
TJX Cos., Inc. (The)
2.250%, 9/15/26	50,000	51,955
T-Mobile USA, Inc.
3.750%, 4/15/27§	100,000	109,304
3.875%, 4/15/30§	100,000	108,668
Toyota Motor Credit Corp.
2.900%, 3/30/23	200,000	209,570
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	50,000	54,870
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	63,302
Truist Financial Corp.
3.050%, 6/20/22	200,000	206,199
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	100,000	107,588
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	77,879
4.350%, 3/1/29	50,000	56,773
U.S. Treasury Bonds
7.125%, 2/15/23	788,000	890,785
7.500%, 11/15/24	500,000	625,747
6.000%, 2/15/26	990,000	1,231,381
6.500%, 11/15/26	75,000	97,193
6.375%, 8/15/27	300,000	394,645
6.125%, 11/15/27	250,000	326,807
5.500%, 8/15/28	300,000	385,516
5.250%, 11/15/28	1,050,000	1,337,245
5.250%, 2/15/29	800,000	1,023,212
U.S. Treasury Notes
1.875%, 4/30/22	400,000	407,698
1.750%, 5/15/22	364,000	370,701
0.125%, 5/31/22	1,000,000	1,000,272
1.750%, 5/31/22	500,000	509,550
1.750%, 6/30/22	400,000	408,162
2.125%, 6/30/22	900,000	922,536
1.875%, 7/31/22	1,400,000	1,432,767
2.000%, 7/31/22	400,000	410,035
1.625%, 8/15/22	1,003,000	1,023,647
0.125%, 8/31/22	1,500,000	1,499,987
1.625%, 8/31/22	900,000	919,028
1.875%, 8/31/22	1,000,000	1,024,653
0.125%, 9/30/22	1,600,000	1,599,827
1.750%, 9/30/22	450,000	460,886
1.875%, 10/31/22	700,000	719,148
1.625%, 11/15/22	376,000	385,022
0.125%, 11/30/22	600,000	599,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 11/30/22	$1,700,000	$1,752,346
2.125%, 12/31/22	350,000	362,019
0.125%, 1/31/23	1,000,000	999,453
1.750%, 1/31/23	900,000	926,150
2.000%, 2/15/23	500,000	517,138
0.125%, 2/28/23	500,000	499,666
2.625%, 2/28/23	1,050,000	1,099,218
0.500%, 3/15/23	1,000,000	1,006,455
1.500%, 3/31/23	500,000	513,230
2.500%, 3/31/23	700,000	732,627
1.750%, 5/15/23	700,000	723,036
2.750%, 5/31/23	800,000	844,062
1.375%, 6/30/23	500,000	513,107
2.750%, 7/31/23	1,200,000	1,270,600
2.500%, 8/15/23	350,000	368,937
1.375%, 8/31/23	300,000	308,326
2.750%, 8/31/23	600,000	636,379
1.375%, 9/30/23	1,400,000	1,439,709
2.875%, 10/31/23	1,435,500	1,531,763
2.125%, 11/30/23	400,000	419,663
0.125%, 1/15/24	400,000	397,876
2.250%, 1/31/24	750,000	790,748
2.750%, 2/15/24	2,450,000	2,619,749
2.125%, 3/31/24	300,000	315,744
2.500%, 5/15/24	2,300,000	2,450,889
1.750%, 6/30/24	1,800,000	1,876,323
2.000%, 6/30/24	1,050,000	1,102,915
1.750%, 7/31/24	750,000	782,133
2.375%, 8/15/24	1,750,000	1,861,889
1.500%, 9/30/24	1,000,000	1,034,263
2.125%, 9/30/24	2,500,000	2,640,350
1.500%, 10/31/24	650,000	672,023
2.250%, 11/15/24	710,000	753,289
2.500%, 1/31/25	1,500,000	1,607,971
2.000%, 2/15/25	500,000	526,424
2.750%, 2/28/25	300,000	324,566
0.500%, 3/31/25	750,000	744,828
0.250%, 5/31/25	1,000,000	980,531
0.250%, 7/31/25	1,200,000	1,173,361
2.875%, 7/31/25	600,000	654,191
2.000%, 8/15/25	600,000	631,983
0.250%, 8/31/25	1,800,000	1,757,422
0.250%, 9/30/25	350,000	341,265
2.250%, 11/15/25	1,150,000	1,224,167
0.375%, 11/30/25	2,750,000	2,688,656
2.875%, 11/30/25	600,000	655,745
0.375%, 12/31/25	850,000	829,801
2.625%, 12/31/25	500,000	540,764
0.375%, 1/31/26	1,420,000	1,384,146
1.625%, 2/15/26	1,400,000	1,447,218
0.500%, 2/28/26(x)	600,000	587,990
0.750%, 3/31/26	400,000	396,340
2.375%, 4/30/26	380,000	406,725
1.625%, 5/15/26	130,000	134,212
1.500%, 8/15/26	900,000	921,349
1.625%, 10/31/26	1,250,000	1,285,471
2.000%, 11/15/26	800,000	839,013
1.750%, 12/31/26	750,000	775,781
2.250%, 2/15/27	500,000	530,787
0.625%, 3/31/27	500,000	483,132
2.375%, 5/15/27	800,000	854,498
2.250%, 8/15/27	1,050,000	1,112,169
0.500%, 8/31/27	200,000	190,014
2.250%, 11/15/27	2,160,000	2,285,232
0.625%, 11/30/27	1,100,000	1,048,371
0.625%, 12/31/27	250,000	237,891
0.750%, 1/31/28	910,000	871,985
2.750%, 2/15/28	800,000	872,019
1.125%, 2/29/28(x)	700,000	687,315
2.875%, 5/15/28	1,100,000	1,208,410
2.875%, 8/15/28	975,000	1,071,711
3.125%, 11/15/28	400,000	446,994
2.625%, 2/15/29	634,000	685,377
2.375%, 5/15/29	550,000	584,116
1.625%, 8/15/29	1,340,000	1,343,925
1.500%, 2/15/30	410,000	404,712
0.625%, 5/15/30	745,000	677,511
0.625%, 8/15/30	1,110,000	1,005,174
0.875%, 11/15/30(x)	1,800,000	1,663,295
1.125%, 2/15/31(x)	750,000	707,922
UDR, Inc. (REIT)
3.200%, 1/15/30	50,000	52,166
Union Pacific Corp.
3.700%, 3/1/29	100,000	110,304
United Airlines Pass-Through Trust
5.875%, 10/15/27	97,583	107,707
United Parcel Service, Inc.
3.400%, 3/15/29	50,000	54,242
UnitedHealth Group, Inc.
3.750%, 7/15/25	100,000	110,658
2.875%, 8/15/29	75,000	78,820
Unum Group
4.500%, 3/15/25	100,000	111,494
US Bancorp
3.600%, 9/11/24	150,000	163,713
3.900%, 4/26/28	100,000	111,947
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	55,042
Valero Energy Corp.
4.000%, 4/1/29	100,000	108,019
Ventas Realty LP (REIT)
3.750%, 5/1/24	150,000	161,992
VEREIT Operating Partnership LP (REIT)
3.100%, 12/15/29	50,000	50,933
Verizon Communications, Inc.
3.376%, 2/15/25	148,000	160,463
1.450%, 3/20/26	450,000	450,167
3.875%, 2/8/29	75,000	83,304
4.016%, 12/3/29	75,000	83,835
3.150%, 3/22/30	50,000	52,679
1.750%, 1/20/31	100,000	93,109
ViacomCBS, Inc.
4.750%, 5/15/25	100,000	112,968
2.900%, 1/15/27	100,000	104,618
Viatris, Inc.
2.700%, 6/22/30§	50,000	49,331
Virginia Electric and Power Co.
2.950%, 11/15/26	100,000	106,830
Visa, Inc.
2.800%, 12/14/22	175,000	181,369
3.150%, 12/14/25	100,000	108,752
VMware, Inc.
4.700%, 5/15/30	50,000	57,182
Voya Financial, Inc.
3.650%, 6/15/26	100,000	110,313
Walgreen Co.
3.100%, 9/15/22	19,000	19,707
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	50,000	54,107
Walmart, Inc.
3.400%, 6/26/23	100,000	106,484
2.650%, 12/15/24	100,000	106,342
2.375%, 9/24/29	50,000	51,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Walt Disney Co. (The)
3.700%, 10/15/25	$100,000	$109,769
3.800%, 3/22/30	25,000	27,896
Wells Fargo & Co.
3.450%, 2/13/23	94,000	98,986
3.750%, 1/24/24	100,000	107,874
3.300%, 9/9/24	100,000	108,017
3.550%, 9/29/25	100,000	108,932
3.000%, 4/22/26	150,000	160,300
4.300%, 7/22/27	100,000	113,116
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	50,000	51,493
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	100,000	100,583
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31(k)	25,000	28,682
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	112,231
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28(e)	75,000	85,362
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	50,000	55,178
Williams Cos., Inc. (The)
4.000%, 9/15/25	100,000	109,561
Willis North America, Inc.
2.950%, 9/15/29	100,000	102,995
Wisconsin Power & Light Co.
3.000%, 7/1/29	50,000	52,881
WPX Energy, Inc.
5.875%, 6/15/28	64,000	70,541
WRKCo., Inc.
4.900%, 3/15/29	100,000	116,571
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	100,000	102,176
3.550%, 3/20/30	50,000	53,466
Zoetis, Inc.
3.250%, 2/1/23	85,000	88,663

Total United States		148,816,984

Uruguay (0.1%)
Oriental Republic of Uruguay
4.500%, 8/14/24	150,000	162,844

Total Long Term Debt Securities (98.7%) (Cost $267,858,067)		272,076,603

SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $200,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $3,899,769, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $3,977,764.(xx)	3,899,769	3,899,769

Total Repurchase Agreements		4,099,769

Total Short-Term Investments (1.5%) (Cost $4,099,769)		4,099,769

Total Investments in Securities (100.2%) (Cost $271,957,836)		276,176,372
Other Assets Less Liabilities (-0.2%)		(455,479)

Net Assets (100%)		$275,720,893

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $8,033,898 or 2.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $41,348,413 or 15.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $4,221,536. This was collateralized by $296,245 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 4/22/21 - 2/15/51 and by cash of $4,099,769 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — Chinese Renminbi

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

REIT — Real Estate Investment Trust

RON — Romanian Leu

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
U.S. Treasury Obligations	$95,600,848	34.7%
Foreign Government Securities	88,033,202	31.9
Financials	32,685,483	11.9
Supranational	7,571,802	2.8
Health Care	6,736,537	2.4
Information Technology	6,117,238	2.2
Communication Services	5,691,003	2.1
Energy	5,315,457	1.9
Industrials	4,713,384	1.7
Repurchase Agreements	4,099,769	1.5
U.S. Government Agency Securities	3,810,649	1.4
Utilities	3,684,673	1.3
Consumer Discretionary	3,459,224	1.3
Consumer Staples	3,224,097	1.2
Real Estate	2,878,608	1.0
Materials	2,245,775	0.8
Municipal Bonds	200,916	0.1
Asset-Backed Securities	107,707	0.0 #
Cash and Other	(455,479)	(0.2)

		100.0%

#	Less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
CORPORATE BONDS:
Financials
Banks
PNC Bank NA 2.625%, 2/17/22	—	256,014	—	(255,382)	4,759	(5,391)	—	1,112	—
PNC Financial Services Group, Inc. (The) 3.900%, 4/29/24	150,000	165,460	—	(254)	—	(1,739)	163,467	1,463	—

Total		421,474	—	(255,636)	4,759	(7,130)	163,467	2,575	—

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	11,570,136	DKK	69,600,000	JPMorgan Chase Bank	4/8/2021	597,375
GBP	2,975,000	USD	4,045,304	JPMorgan Chase Bank	4/12/2021	56,120
USD	2,238,763	GBP	1,600,000	JPMorgan Chase Bank	4/12/2021	32,955
USD	2,839,096	AUD	3,675,000	JPMorgan Chase Bank	4/14/2021	47,574
CAD	3,650,000	USD	2,869,046	JPMorgan Chase Bank	5/10/2021	35,575
USD	3,169,314	BRL	17,400,000	State Street Bank & Trust**	5/24/2021	87,991
USD	491,953	IDR	7,000,000,000	State Street Bank & Trust**	5/28/2021	12,033

Total unrealized appreciation						869,623

DKK	2,500,000	USD	403,851	JPMorgan Chase Bank	4/8/2021	(9,714)
USD	3,178,397	ZAR	48,700,000	JPMorgan Chase Bank	4/12/2021	(117,566)
AUD	3,675,000	USD	2,840,231	JPMorgan Chase Bank	4/14/2021	(48,709)
CNY	74,725,000	USD	11,500,784	State Street Bank & Trust**	4/14/2021	(108,894)
USD	3,367,327	INR	247,145,000	State Street Bank & Trust**	4/15/2021	(7,567)
USD	2,639,835	MXN	54,750,000	JPMorgan Chase Bank	4/26/2021	(32,692)
JPY	304,000,000	USD	2,774,335	JPMorgan Chase Bank	4/30/2021	(28,050)
USD	512,262	CAD	650,000	JPMorgan Chase Bank	5/10/2021	(5,000)
EUR	10,850,000	USD	13,003,985	JPMorgan Chase Bank	6/15/2021	(260,675)

Total unrealized depreciation						(618,867)

Net unrealized appreciation						250,756

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$6,005,503	$—	$6,005,503
Austria	—	255,048	—	255,048
Belgium	—	254,174	—	254,174
Brazil	—	2,989,784	—	2,989,784
Canada	—	8,363,424	—	8,363,424
China	—	211,813	—	211,813
Colombia	—	319,240	—	319,240
Denmark	—	10,505,018	—	10,505,018
France	—	1,378,062	—	1,378,062
Germany	—	1,247,426	—	1,247,426
Hungary	—	2,480,579	—	2,480,579
Indonesia	—	3,396,564	—	3,396,564
Ireland	—	452,216	—	452,216
Israel	—	209,375	—	209,375
Italy	—	8,154,869	—	8,154,869
Japan	—	24,988,873	—	24,988,873
Luxembourg	—	393,315	—	393,315
Malaysia	—	2,667,937	—	2,667,937
Mexico	—	3,830,084	—	3,830,084
Netherlands	—	1,419,770	—	1,419,770
Norway	—	3,422,849	—	3,422,849
Panama	—	217,375	—	217,375
Peru	—	205,875	—	205,875
Philippines	—	338,772	—	338,772
Poland	—	109,342	—	109,342
Romania	—	3,093,470	—	3,093,470
Russia	—	2,854,975	—	2,854,975
South Africa	—	3,258,505	—	3,258,505
South Korea	—	2,820,439	—	2,820,439
Spain	—	6,705,509	—	6,705,509
Supranational	—	7,571,802	—	7,571,802
Sweden	—	443,236	—	443,236
Switzerland	—	678,062	—	678,062
United Kingdom	—	11,853,490	—	11,853,490
United States	—	148,816,984	—	148,816,984
Uruguay	—	162,844	—	162,844
Forward Currency Contracts	—	869,623	—	869,623
Short-Term Investments
Repurchase Agreements	—	4,099,769	—	4,099,769

Total Assets	$—	$277,045,995	$—	$277,045,995

Liabilities:
Forward Currency Contracts	$—	$(618,867)	$—	$(618,867)

Total Liabilities	$—	$(618,867)	$—	$(618,867)

Total	$—	$276,427,128	$—	$276,427,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,912,455
Aggregate gross unrealized depreciation	(4,629,900)

Net unrealized appreciation	$4,282,555

Federal income tax cost of investments in securities and derivative instruments, if applicable	$272,144,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.3%)
Globant SA*	14,344	$2,977,958
MercadoLibre, Inc.*	2,281	3,357,951

		6,335,909

Australia (2.4%)
Afterpay Ltd.*	8,209	632,867
AGL Energy Ltd.	24,355	178,514
AMP Ltd.	131,937	126,769
Ampol Ltd.	9,476	176,699
APA Group	46,771	355,960
Aristocrat Leisure Ltd.	22,071	575,844
ASX Ltd.	7,264	392,009
Aurizon Holdings Ltd.	69,530	205,965
AusNet Services	78,401	109,273
Australia & New Zealand Banking Group Ltd.	107,477	2,300,451
BHP Group Ltd.	111,468	3,835,348
BHP Group plc	79,919	2,307,643
BlueScope Steel Ltd.	18,026	264,933
Brambles Ltd.	57,085	458,737
CIMIC Group Ltd.*	4,334	57,904
Coca-Cola Amatil Ltd.	17,986	183,471
Cochlear Ltd.	2,503	401,086
Coles Group Ltd.	50,773	617,420
Commonwealth Bank of Australia	67,130	4,390,118
Computershare Ltd.	20,752	237,063
Crown Resorts Ltd.*	15,224	135,986
CSL Ltd.	17,216	3,460,673
Dexus (REIT)	38,521	285,272
Evolution Mining Ltd.	58,971	182,749
Fortescue Metals Group Ltd.	63,506	964,237
Glencore plc*	378,135	1,481,787
Goodman Group (REIT)	62,935	866,177
GPT Group (The) (REIT)	76,560	267,495
Insurance Australia Group Ltd.	93,797	333,420
Lendlease Corp. Ltd.	26,243	257,533
Macquarie Group Ltd.	12,927	1,500,592
Magellan Financial Group Ltd.	5,314	182,317
Medibank Pvt Ltd.	106,035	225,509
Mirvac Group (REIT)	156,870	297,877
National Australia Bank Ltd.	124,501	2,458,683
Newcrest Mining Ltd.	30,539	566,444
Northern Star Resources Ltd.	42,309	304,647
Oil Search Ltd.	72,502	225,783
Orica Ltd.	14,556	154,231
Origin Energy Ltd.	64,018	228,051
Qantas Airways Ltd.*	31,124	120,329
QBE Insurance Group Ltd.	55,450	405,166
Ramsay Health Care Ltd.	6,862	349,206
REA Group Ltd.	1,907	205,305
Rio Tinto Ltd.	13,962	1,174,486
Rio Tinto plc	42,460	3,248,712
Santos Ltd.	65,989	355,866
Scentre Group (REIT)	193,620	414,721
SEEK Ltd.*	12,431	269,190
Sonic Healthcare Ltd.	17,430	464,555
South32 Ltd.	183,691	392,058
Stockland (REIT)	87,264	291,638
Suncorp Group Ltd.	47,602	357,945
Sydney Airport*	48,617	228,578
Tabcorp Holdings Ltd.	81,986	291,435
Telstra Corp. Ltd.	161,734	417,673
TPG Telecom Ltd.	16,154	77,668
Transurban Group	105,285	1,065,190
Treasury Wine Estates Ltd.	29,411	231,210
Vicinity Centres (REIT)	142,281	178,855
Washington H Soul Pattinson & Co. Ltd.	4,752	113,984
Wesfarmers Ltd.	42,821	1,713,075
Westpac Banking Corp.	136,663	2,533,816
WiseTech Global Ltd.	5,969	131,706
Woodside Petroleum Ltd.	35,914	654,684
Woolworths Group Ltd.	47,371	1,470,529

		49,345,117

Austria (0.1%)
Erste Group Bank AG	10,393	352,473
OMV AG	5,785	293,479
Raiffeisen Bank International AG	6,440	141,452
Verbund AG	2,504	182,059
voestalpine AG	4,474	185,365

		1,154,828

Belgium (0.2%)
Ageas SA/NV	6,660	402,693
Anheuser-Busch InBev SA/NV	28,832	1,817,357
Elia Group SA/NV	1,272	140,068
Etablissements Franz Colruyt NV	1,770	105,569
Galapagos NV*	1,678	130,110
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	153,408
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,823	292,187
KBC Group NV*	9,522	692,320
Proximus SADP	6,409	139,494
Sofina SA	546	184,725
Solvay SA	2,886	359,425
UCB SA	4,909	466,990
Umicore SA	7,256	384,867

		5,269,213

Brazil (0.9%)
Hapvida Participacoes e Investimentos SA(m)	1,074,022	2,833,580
Localiza Rent a Car SA*	204,103	2,173,511
Lojas Renner SA	417,635	3,154,160
Pagseguro Digital Ltd., Class A*	62,585	2,897,686
Petroleo Brasileiro SA	416,355	1,773,077
Petroleo Brasileiro SA (Preference)(q)	573,150	2,463,201
StoneCo Ltd., Class A*	45,062	2,758,696
Yara International ASA	6,464	336,155

		18,390,066

Chile (0.0%)
Antofagasta plc	14,958	348,497

China (4.6%)
Airtac International Group	41,000	1,444,117
Alibaba Group Holding Ltd.*	392,892	11,118,488
Anhui Conch Cement Co. Ltd., Class H	368,000	2,392,869
BOC Hong Kong Holdings Ltd.	143,000	499,408
Budweiser Brewing Co. APAC Ltd.(m)	70,100	209,197
China Construction Bank Corp., Class H(x)	5,179,420	4,357,213
China International Capital Corp. Ltd., Class H(m)(x)*	639,200	1,549,058
China Mengniu Dairy Co. Ltd.*	671,000	3,840,895
China Resources Beer Holdings Co. Ltd.	618,000	4,845,204
China Resources Land Ltd.	302,000	1,462,587
ESR Cayman Ltd.(m)*	66,200	216,718
JD.com, Inc. (ADR)*	162,076	13,667,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Jiangsu Hengrui Medicine Co. Ltd., Class A	79,337	$1,114,591
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	441,300	863,076
Kweichow Moutai Co. Ltd., Class A	24,047	7,370,011
Meituan, Class B(m)*	66,500	2,550,816
New Oriental Education & Technology Group, Inc. (ADR)*	218,190	3,054,660
Ping An Insurance Group Co. of China Ltd., Class H	120,000	1,428,590
Ping An Insurance Group Co. of China Ltd., Class A	148,596	1,784,059
Prosus NV*	18,443	2,050,345
Shenzhou International Group Holdings Ltd.	224,000	4,641,875
Silergy Corp.	16,000	1,292,539
TAL Education Group (ADR)*	31,924	1,719,107
Tencent Holdings Ltd.	284,800	22,347,024
Wilmar International Ltd.	69,600	280,428
Wuxi Biologics Cayman, Inc.(m)*	111,000	1,389,981

		97,490,725

Denmark (0.7%)
Ambu A/S, Class B	24,049	1,129,421
AP Moller - Maersk A/S, Class A	116	252,546
AP Moller - Maersk A/S, Class B	231	536,599
Ascendis Pharma A/S (ADR)*	1,365	175,921
Carlsberg A/S, Class B	3,866	593,986
Chr Hansen Holding A/S*	4,135	375,740
Coloplast A/S, Class B	4,495	675,889
Danske Bank A/S	25,781	482,435
Demant A/S*	4,068	172,320
DSV Panalpina A/S	7,904	1,550,708
Genmab A/S*	2,506	824,502
GN Store Nord A/S	4,933	388,372
H Lundbeck A/S	2,723	93,024
Novo Nordisk A/S, Class B	65,156	4,414,266
Novozymes A/S, Class B	7,914	506,910
Orsted A/S(m)	7,091	1,145,269
Pandora A/S	3,883	416,015
ROCKWOOL International A/S, Class B	317	133,632
Tryg A/S	10,876	256,501
Vestas Wind Systems A/S	7,420	1,523,011

		15,647,067

Finland (0.3%)
Elisa OYJ	5,432	325,767
Fortum OYJ	16,198	432,335
Kesko OYJ, Class B	10,737	328,381
Kone OYJ, Class B	12,901	1,053,886
Neste OYJ	15,821	839,722
Nokia OYJ*	215,802	861,580
Nordea Bank Abp (Aquis Stock Exchange)	1,902	18,761
Nordea Bank Abp (Turquoise Stock Exchange)	119,244	1,174,219
Orion OYJ, Class B	4,169	167,057
Sampo OYJ, Class A	17,888	806,995
Stora Enso OYJ, Class R	21,549	401,927
UPM-Kymmene OYJ	20,525	737,254
Wartsila OYJ Abp	17,091	179,061

		7,326,945

France (4.9%)
Accor SA*	7,221	272,333
Adevinta ASA*	9,762	143,694
Aeroports de Paris*	1,093	130,611
Air Liquide SA	17,920	2,927,359
Airbus SE*	104,564	11,837,948
Alstom SA(x)*	9,612	479,285
Amundi SA(m)*	2,228	178,191
Arkema SA	2,658	322,146
Atos SE	3,828	298,615
AXA SA‡	73,070	1,960,997
BioMerieux	1,552	197,473
BNP Paribas SA*	42,562	2,589,458
Bollore SA	36,559	176,550
Bouygues SA	8,366	335,432
Bureau Veritas SA*	11,216	319,223
Capgemini SE	6,142	1,045,115
Carrefour SA(x)	23,699	429,245
Cie de Saint-Gobain	19,256	1,136,302
Cie Generale des Etablissements Michelin SCA	6,355	951,313
CNP Assurances	5,620	106,833
Covivio (REIT)	2,116	181,145
Credit Agricole SA	43,028	622,916
Danone SA	23,219	1,592,892
Dassault Aviation SA	103	114,628
Dassault Systemes SE	9,638	2,061,573
Edenred	9,302	485,863
Eiffage SA*	3,109	311,216
Electricite de France SA*	23,704	318,006
Engie SA	69,112	981,082
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	564,610
EssilorLuxottica SA (Turquoise Stock Exchange)	7,268	1,183,444
Eurazeo SE*	1,282	97,571
Faurecia SE (Euronext Paris)	3,882	206,799
Faurecia SE (Italian Stock Exchange)	628	33,392
Gecina SA (REIT)	1,771	243,822
Getlink SE	17,070	261,835
Hermes International	1,192	1,319,578
Iliad SA	601	114,247
Ipsen SA	1,556	133,478
Kering SA	14,929	10,304,761
Klepierre SA (REIT)	7,844	182,915
La Francaise des Jeux SAEM(m)	3,513	159,721
Legrand SA	10,274	955,673
L’Oreal SA	9,533	3,653,411
LVMH Moet Hennessy Louis Vuitton SE	37,865	25,226,075
Natixis SA	32,039	153,369
Orange SA	76,112	937,640
Orpea SA	1,890	218,981
Pernod Ricard SA	7,903	1,483,319
Publicis Groupe SA	8,453	515,864
Remy Cointreau SA(x)	819	151,270
Renault SA(x)*	7,221	312,726
Safran SA	12,078	1,643,717
Sanofi	42,874	4,235,950
Sartorius Stedim Biotech	1,068	439,858
Schneider Electric SE	20,384	3,113,537
SCOR SE	6,414	218,881
SEB SA	887	156,444
Societe Generale SA*	30,472	797,416
Sodexo SA*	3,178	304,781
Suez SA(x)	13,065	276,703
Teleperformance	2,193	799,294
Thales SA	4,082	405,551
TOTAL SE	95,372	4,448,545
Ubisoft Entertainment SA*	3,481	264,851
Unibail-Rodamco-Westfield (REIT)*	5,029	403,036
Valeo SA	9,029	306,743
Veolia Environnement SA	20,714	531,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vinci SA	19,727	$2,020,973
Vivendi SE	31,401	1,031,071
Wendel SE	1,037	128,784
Worldline SA(m)*	9,066	759,529

		103,208,617

Germany (3.3%)
adidas AG*	7,204	2,248,892
Allianz SE (Registered)	15,601	3,970,993
Aroundtown SA	39,755	282,988
BASF SE	34,754	2,887,156
Bayer AG (Registered)	37,174	2,352,330
Bayerische Motoren Werke AG	12,734	1,321,137
Bayerische Motoren Werke AG (Preference)(q)	2,009	159,851
Bechtle AG	1,073	201,203
Beiersdorf AG	3,855	407,320
Brenntag SE	5,927	506,003
Carl Zeiss Meditec AG	1,476	222,421
Commerzbank AG*	39,015	239,196
Continental AG	4,104	542,398
Covestro AG(m)	6,924	465,588
Daimler AG (Registered)	32,385	2,886,699
Delivery Hero SE(m)*	4,810	623,296
Deutsche Bank AG (Registered)*	74,137	885,749
Deutsche Boerse AG	7,189	1,194,608
Deutsche Lufthansa AG (Registered)*	12,654	167,759
Deutsche Post AG (Registered)	37,457	2,052,215
Deutsche Telekom AG (Registered)	126,118	2,539,419
Deutsche Wohnen SE	12,901	601,832
E.ON SE	86,184	1,002,999
Evonik Industries AG	7,754	274,248
Fresenius Medical Care AG & Co. KGaA	8,124	597,534
Fresenius SE & Co. KGaA	16,068	715,655
FUCHS PETROLUB SE (Preference)(q)	2,900	138,890
GEA Group AG	6,164	252,637
Hannover Rueck SE	2,271	414,927
HeidelbergCement AG	5,618	510,324
HelloFresh SE*	5,455	406,854
Henkel AG & Co. KGaA	3,861	382,372
Henkel AG & Co. KGaA (Preference)(q)	6,797	764,085
HOCHTIEF AG(x)	873	78,113
Infineon Technologies AG	128,728	5,457,934
Just Eat Takeaway.com NV(m)(x)*	4,935	454,996
KION Group AG	2,751	271,637
Knorr-Bremse AG	2,683	334,835
LANXESS AG	2,959	218,125
LEG Immobilien SE	2,628	345,661
Merck KGaA	4,968	849,427
MTU Aero Engines AG	1,989	468,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,262	1,620,438
Nemetschek SE	2,361	150,620
Porsche Automobil Holding SE (Preference)(q)	5,743	608,962
Puma SE*	3,613	353,956
Rational AG(x)	201	156,160
RWE AG	23,927	937,738
SAP SE	102,773	12,584,897
Sartorius AG (Preference)(q)	1,351	673,652
Scout24 AG(m)(x)	3,997	303,267
Siemens AG (Registered)	28,947	4,752,461
Siemens Energy AG*	15,323	550,040
Siemens Healthineers AG(m)	10,345	560,479
Symrise AG	4,836	586,400
TeamViewer AG(m)*	5,955	254,406
Telefonica Deutschland Holding AG	40,329	118,235
Uniper SE	7,638	276,595
United Internet AG (Registered)	4,068	163,153
Volkswagen AG(x)	1,242	450,348
Volkswagen AG (Preference)(q)	7,022	1,964,799
Vonovia SE	20,064	1,310,568
Zalando SE(m)*	5,904	579,092

		69,654,705

Hong Kong (1.0%)
AIA Group Ltd.	457,600	5,550,698
ASM Pacific Technology Ltd.	11,800	150,344
Bank of East Asia Ltd. (The)	54,200	115,454
CK Asset Holdings Ltd.	96,764	587,497
CK Infrastructure Holdings Ltd.	22,000	130,742
CLP Holdings Ltd.	61,500	597,272
Hang Lung Properties Ltd.	75,000	194,878
Hang Seng Bank Ltd.	28,700	555,608
Henderson Land Development Co. Ltd.	55,474	249,037
HK Electric Investments & HK Electric Investments Ltd.(m)	100,000	99,304
HKT Trust & HKT Ltd.	138,260	197,054
Hong Kong & China Gas Co. Ltd.	403,244	638,003
Hong Kong Exchanges & Clearing Ltd.	100,028	5,885,287
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	37,900	187,605
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	30,442
Jardine Matheson Holdings Ltd.	8,300	545,310
Jardine Strategic Holdings Ltd.(x)	8,500	279,820
Link REIT (REIT)	79,500	724,019
Melco Resorts & Entertainment Ltd. (ADR)*	8,883	176,861
MTR Corp. Ltd.	60,500	342,808
New World Development Co. Ltd.	62,095	321,094
PCCW Ltd.	157,000	88,455
Power Assets Holdings Ltd.	50,000	295,211
Sino Land Co. Ltd.	109,001	151,708
Sun Hung Kai Properties Ltd.	48,500	734,915
Swire Pacific Ltd., Class A	17,500	131,237
Swire Properties Ltd.	50,000	154,680
Techtronic Industries Co. Ltd.	52,500	898,175
WH Group Ltd.(m)	367,000	297,411
Wharf Real Estate Investment Co. Ltd.	62,100	347,880
Xinyi Glass Holdings Ltd.	72,000	235,243

		20,894,052

India (1.9%)
Asian Paints Ltd.	49,192	1,707,200
Bharti Airtel Ltd.	273,571	1,935,590
DLF Ltd.	1,850,684	7,265,922
Eicher Motors Ltd.*	33,662	1,198,874
HDFC Bank Ltd. (ADR)*	35,161	2,731,658
Housing Development Finance Corp. Ltd.	113,674	3,883,934
ICICI Bank Ltd.*	474,962	3,781,442
ICICI Bank Ltd. (ADR)*	313,146	5,019,730
ICICI Prudential Life Insurance Co. Ltd.(m)*	239,999	1,462,701
Infosys Ltd.	137,344	2,569,879
Infosys Ltd. (ADR)	60,015	1,123,481
Mahindra & Mahindra Ltd.	160,490	1,745,632
Reliance Industries Ltd.	48,699	1,334,208
Reliance Industries Ltd.- Partly Paid	164,585	2,454,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Shree Cement Ltd.*	3,610	$1,454,858

		39,669,913

Indonesia (0.2%)
Bank Central Asia Tbk. PT	1,559,300	3,335,989

Ireland (0.2%)
CRH plc	29,493	1,382,420
Flutter Entertainment plc*	6,248	1,343,045
Kerry Group plc, Class A	6,118	765,527
Kingspan Group plc	5,614	475,990
Smurfit Kappa Group plc	9,099	428,523

		4,395,505

Israel (0.2%)
Azrieli Group Ltd.	1,769	109,058
Bank Hapoalim BM*	45,513	353,692
Bank Leumi Le-Israel BM*	54,376	357,833
Check Point Software Technologies Ltd.*	4,109	460,085
Elbit Systems Ltd.	1,005	142,103
ICL Group Ltd.	24,037	140,709
Israel Discount Bank Ltd., Class A*	43,053	178,878
Mizrahi Tefahot Bank Ltd.*	5,051	131,657
Nice Ltd.*	2,439	526,744
Teva Pharmaceutical Industries Ltd. (ADR)*	42,241	487,461
Wix.com Ltd.*	2,091	583,849

		3,472,069

Italy (0.7%)
Amplifon SpA	4,895	182,199
Assicurazioni Generali SpA	42,338	847,025
Atlantia SpA*	18,270	341,732
Brunello Cucinelli SpA*	20,336	874,269
Davide Campari-Milano NV	22,175	248,396
DiaSorin SpA	887	142,297
Enel SpA	307,758	3,065,190
Eni SpA	94,548	1,163,537
Ferrari NV	4,850	1,014,383
FinecoBank Banca Fineco SpA*	23,371	382,467
Infrastrutture Wireless Italiane SpA(m)	13,211	147,179
Intesa Sanpaolo SpA*	619,845	1,679,485
Mediobanca Banca di Credito Finanziario SpA*	23,828	264,230
Moncler SpA*	7,279	417,158
Nexi SpA(m)*	17,274	301,428
Poste Italiane SpA(m)	19,876	252,665
Prysmian SpA	9,153	297,432
Recordati Industria Chimica e Farmaceutica SpA	3,817	205,323
Snam SpA	78,427	434,841
Telecom Italia SpA (Aquis Stock Exchange)	224,302	128,994
Telecom Italia SpA (Turquoise Stock Exchange)	335,970	181,709
Terna Rete Elettrica Nazionale SpA	51,662	390,040
UniCredit SpA*	81,340	859,727

		13,821,706

Japan (9.6%)
ABC-Mart, Inc.	1,200	67,627
Acom Co. Ltd.	18,300	85,116
Advantest Corp.	7,600	664,421
Aeon Co. Ltd.	24,300	724,007
Aeon Mall Co. Ltd.	3,980	69,194
AGC, Inc.	7,200	301,070
Air Water, Inc.(x)	6,300	110,382
Aisin Corp.(x)	6,300	238,970
Ajinomoto Co., Inc.	17,400	356,014
Alfresa Holdings Corp.	6,800	130,995
Amada Co. Ltd.	12,400	138,195
ANA Holdings, Inc.(x)*	4,400	102,206
Asahi Group Holdings Ltd.	17,400	733,086
Asahi Intecc Co. Ltd.	7,500	206,593
Asahi Kasei Corp.	46,600	536,389
Astellas Pharma, Inc.	69,700	1,071,388
Azbil Corp.	4,900	210,869
Bandai Namco Holdings, Inc.	7,700	548,892
Bank of Kyoto Ltd. (The)(x)	2,000	123,007
Bridgestone Corp.	20,400	824,475
Brother Industries Ltd.(x)	8,200	181,366
Calbee, Inc.(x)	3,500	89,203
Canon, Inc.	38,400	867,880
Capcom Co. Ltd.	123,400	4,006,530
Casio Computer Co. Ltd.	7,400	139,345
Central Japan Railway Co.	5,400	807,135
Chiba Bank Ltd. (The)(x)	21,200	138,812
Chubu Electric Power Co., Inc.	23,900	307,586
Chugai Pharmaceutical Co. Ltd.	25,100	1,017,601
Chugoku Electric Power Co., Inc. (The)(x)	11,400	139,920
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	94,076
Concordia Financial Group Ltd.(x)	41,000	166,259
Cosmos Pharmaceutical Corp.	800	124,778
CyberAgent, Inc.	15,200	273,593
Dai Nippon Printing Co. Ltd.	9,300	194,777
Daifuku Co. Ltd.	3,900	381,811
Dai-ichi Life Holdings, Inc.	40,700	699,132
Daiichi Sankyo Co. Ltd.	64,400	1,875,728
Daikin Industries Ltd.	9,400	1,894,857
Daito Trust Construction Co. Ltd.	2,600	301,269
Daiwa House Industry Co. Ltd.	21,200	620,539
Daiwa House REIT Investment Corp. (REIT)	70	187,826
Daiwa Securities Group, Inc.(x)	53,300	275,393
Denso Corp.	16,600	1,101,469
Dentsu Group, Inc.	8,586	275,279
Disco Corp.	1,100	345,225
East Japan Railway Co.	11,637	823,865
Eisai Co. Ltd.	9,500	636,536
ENEOS Holdings, Inc.(x)	114,233	517,492
FANUC Corp.	23,018	5,443,453
Fast Retailing Co. Ltd.	2,200	1,751,059
Fuji Electric Co. Ltd.	4,600	191,520
FUJIFILM Holdings Corp.	13,800	818,964
Fujitsu Ltd.	7,500	1,083,766
Fukuoka Financial Group, Inc.(x)	6,100	115,637
GLP J-REIT (REIT)	149	244,644
GMO Payment Gateway, Inc.	1,500	198,871
Hakuhodo DY Holdings, Inc.	8,100	134,970
Hamamatsu Photonics KK	5,200	307,139
Hankyu Hanshin Holdings, Inc.	9,100	291,348
Harmonic Drive Systems, Inc.(x)	1,500	101,332
Hikari Tsushin, Inc.	800	160,903
Hino Motors Ltd.	12,300	105,754
Hirose Electric Co. Ltd.	1,149	176,618
Hisamitsu Pharmaceutical Co., Inc.	1,700	110,698
Hitachi Construction Machinery Co. Ltd.	4,000	128,065
Hitachi Ltd.	36,940	1,669,431
Hitachi Metals Ltd.	8,100	133,287
Honda Motor Co. Ltd.	61,400	1,840,475
Hoshizaki Corp.	1,800	160,614
Hoya Corp.	14,100	1,656,089
Hulic Co. Ltd.	12,300	144,967
Ibiden Co. Ltd.	4,200	193,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co. Ltd.(x)	7,039	$181,434
Iida Group Holdings Co. Ltd.	5,600	135,341
Inpex Corp.	39,500	269,695
Isuzu Motors Ltd.	20,200	216,914
Ito En Ltd.	2,200	134,911
ITOCHU Corp.(x)	51,600	1,671,612
Itochu Techno-Solutions Corp.	3,800	122,348
Japan Airlines Co. Ltd.*	4,688	104,578
Japan Airport Terminal Co. Ltd.(x)	2,200	108,088
Japan Exchange Group, Inc.	19,200	449,980
Japan Metropolitan Fund Invest (REIT)	268	273,748
Japan Post Bank Co. Ltd.(x)	13,900	133,571
Japan Post Holdings Co. Ltd.*	61,400	547,152
Japan Post Insurance Co. Ltd.	9,400	193,051
Japan Real Estate Investment Corp. (REIT)	52	306,670
Japan Tobacco, Inc.	44,900	861,707
JFE Holdings, Inc.	20,200	248,657
JSR Corp.(x)	7,700	232,269
Kajima Corp.	16,800	238,364
Kakaku.com, Inc.	4,700	128,191
Kansai Electric Power Co., Inc. (The)(x)	27,700	299,703
Kansai Paint Co. Ltd.	7,300	194,821
Kao Corp.	18,300	1,208,651
KDDI Corp.(x)	61,000	1,870,354
Keihan Holdings Co. Ltd.	3,300	137,096
Keikyu Corp.	7,599	114,680
Keio Corp.	3,800	255,335
Keisei Electric Railway Co. Ltd.	4,499	147,089
Keyence Corp.	24,172	10,974,274
Kikkoman Corp.	5,300	315,439
Kintetsu Group Holdings Co. Ltd.*	6,800	259,165
Kirin Holdings Co. Ltd.	31,200	597,513
Kobayashi Pharmaceutical Co. Ltd.	1,800	167,930
Kobe Bussan Co. Ltd.	5,000	133,890
Koei Tecmo Holdings Co. Ltd.	2,340	104,928
Koito Manufacturing Co. Ltd.	4,100	274,753
Komatsu Ltd.	33,700	1,040,599
Konami Holdings Corp.(x)	3,600	214,261
Kose Corp.	1,200	169,718
Kubota Corp.	38,500	876,051
Kuraray Co. Ltd.	13,300	151,708
Kurita Water Industries Ltd.	3,900	167,130
Kyocera Corp.	12,400	786,724
Kyowa Kirin Co. Ltd.	10,400	310,896
Kyushu Electric Power Co., Inc.	14,800	145,962
Kyushu Railway Co.	5,900	137,156
Lasertec Corp.	2,800	367,180
Lawson, Inc.	2,000	98,081
Lion Corp.	8,500	165,739
Lixil Corp.	9,500	263,829
M3, Inc.	16,600	1,135,052
Makita Corp.	8,200	351,402
Marubeni Corp.	61,900	514,767
Marui Group Co. Ltd.(x)	7,500	140,822
Mazda Motor Corp.	22,060	179,708
McDonald’s Holdings Co. Japan Ltd.	2,710	124,823
Medipal Holdings Corp.	6,300	120,851
Meiji Holdings Co. Ltd.(x)	4,444	285,765
Mercari, Inc.*	3,100	140,546
Minebea Mitsumi, Inc.	14,100	360,252
MISUMI Group, Inc.	11,200	325,202
Mitsubishi Chemical Holdings Corp.	47,500	356,019
Mitsubishi Corp.	50,600	1,430,373
Mitsubishi Electric Corp.	68,900	1,049,445
Mitsubishi Estate Co. Ltd.	45,600	795,864
Mitsubishi Gas Chemical Co., Inc.	5,600	137,263
Mitsubishi HC Capital, Inc.(x)	25,000	150,824
Mitsubishi Heavy Industries Ltd.	12,100	376,906
Mitsubishi UFJ Financial Group, Inc.	462,500	2,471,540
Mitsui & Co. Ltd.(x)	61,200	1,272,363
Mitsui Chemicals, Inc.	6,900	217,796
Mitsui Fudosan Co. Ltd.	35,300	801,324
Miura Co. Ltd.	3,600	194,428
Mizuho Financial Group, Inc.(x)	90,653	1,309,137
MonotaRO Co. Ltd.	9,600	259,584
MS&AD Insurance Group Holdings, Inc.	17,407	510,773
Murata Manufacturing Co. Ltd.	135,609	10,829,124
Nabtesco Corp.	4,000	182,795
Nagoya Railroad Co. Ltd.*	7,100	168,835
NEC Corp.	9,900	582,958
Nexon Co. Ltd.	18,100	586,850
NGK Insulators Ltd.	10,300	188,279
NGK Spark Plug Co. Ltd.	6,000	103,554
NH Foods Ltd.	3,200	137,133
Nidec Corp.	117,412	14,246,378
Nihon M&A Center, Inc.	11,000	297,340
Nintendo Co. Ltd.	4,200	2,344,565
Nippon Building Fund, Inc. (REIT)	58	341,007
Nippon Express Co. Ltd.	2,700	200,930
Nippon Paint Holdings Co. Ltd.	27,000	388,937
Nippon Prologis REIT, Inc. (REIT)	85	272,906
Nippon Sanso Holdings Corp.	6,500	123,513
Nippon Shinyaku Co. Ltd.(x)	1,900	141,224
Nippon Steel Corp.	31,291	533,127
Nippon Telegraph & Telephone Corp.	48,336	1,240,649
Nippon Yusen KK	5,700	194,333
Nissan Chemical Corp.(x)	4,700	250,865
Nissan Motor Co. Ltd.*	87,800	488,381
Nisshin Seifun Group, Inc.(x)	8,180	136,672
Nissin Foods Holdings Co. Ltd.(x)	2,400	177,954
Nitori Holdings Co. Ltd.	3,100	599,842
Nitto Denko Corp.	6,000	512,621
Nomura Holdings, Inc.	118,300	621,175
Nomura Real Estate Holdings, Inc.	4,500	108,309
Nomura Real Estate Master Fund, Inc. (REIT)	167	250,971
Nomura Research Institute Ltd.	11,654	360,487
NSK Ltd.(x)	13,700	140,434
NTT Data Corp.	23,000	355,828
Obayashi Corp.	25,100	230,088
Obic Co. Ltd.	2,700	493,303
Odakyu Electric Railway Co. Ltd.	10,900	297,787
Oji Holdings Corp.	30,700	198,521
Olympus Corp.	43,800	906,261
Omron Corp.	66,000	5,150,056
Ono Pharmaceutical Co. Ltd.	14,400	375,850
Oracle Corp. (Tokyo Stock Exchange)	1,400	136,555
Oriental Land Co. Ltd.(x)	7,600	1,141,115
ORIX Corp.	49,100	828,348
Orix JREIT, Inc. (REIT)	93	161,600
Osaka Gas Co. Ltd.	14,000	272,730
Otsuka Corp.	4,100	191,809
Otsuka Holdings Co. Ltd.	15,000	634,951
Pan Pacific International Holdings Corp.	15,800	372,579
Panasonic Corp.	82,800	1,064,491
PeptiDream, Inc.*	3,400	155,376
Persol Holdings Co. Ltd.	6,900	134,853
Pigeon Corp.	4,300	163,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pola Orbis Holdings, Inc.	4,000	$96,238
Rakuten Group, Inc.	33,400	397,874
Recruit Holdings Co. Ltd.	51,300	2,502,337
Renesas Electronics Corp.*	29,000	314,292
Resona Holdings, Inc.	77,205	324,090
Ricoh Co. Ltd.(x)	27,100	275,100
Rinnai Corp.	1,400	156,658
Rohm Co. Ltd.	3,400	331,939
Ryohin Keikaku Co. Ltd.	8,600	203,340
Santen Pharmaceutical Co. Ltd.	13,600	187,065
SBI Holdings, Inc.	8,960	242,764
SCSK Corp.	2,100	124,416
Secom Co. Ltd.	7,900	664,463
Sega Sammy Holdings, Inc.	6,600	102,942
Seibu Holdings, Inc.	8,800	96,961
Seiko Epson Corp.(x)	10,600	172,319
Sekisui Chemical Co. Ltd.(x)	13,900	266,765
Sekisui House Ltd.	23,000	493,132
Seven & i Holdings Co. Ltd.	28,900	1,164,874
SG Holdings Co. Ltd.	12,200	279,534
Sharp Corp.(x)	8,199	141,432
Shimadzu Corp.	8,500	307,451
Shimamura Co. Ltd.	800	92,265
Shimano, Inc.	2,700	643,147
Shimizu Corp.	23,100	186,928
Shin-Etsu Chemical Co. Ltd.	13,400	2,252,192
Shinsei Bank Ltd.	7,200	116,331
Shionogi & Co. Ltd.	10,000	537,548
Shiseido Co. Ltd.	15,000	1,005,464
Shizuoka Bank Ltd. (The)	17,300	135,931
SMC Corp.	2,100	1,219,697
SoftBank Corp.(x)	109,800	1,426,483
SoftBank Group Corp.	59,300	4,996,785
Sohgo Security Services Co. Ltd.	2,800	132,256
Sompo Holdings, Inc.	12,381	474,330
Sony Group Corp.	47,700	4,995,091
Square Enix Holdings Co. Ltd.	3,300	183,292
Stanley Electric Co. Ltd.	4,800	142,840
Subaru Corp.(x)	22,600	449,857
SUMCO Corp.	9,600	219,007
Sumitomo Chemical Co. Ltd.(x)	59,900	309,981
Sumitomo Corp.	45,100	642,336
Sumitomo Dainippon Pharma Co. Ltd.(x)	6,000	104,421
Sumitomo Electric Industries Ltd.	28,200	422,268
Sumitomo Metal Mining Co. Ltd.	8,500	366,868
Sumitomo Mitsui Financial Group, Inc.	49,107	1,777,121
Sumitomo Mitsui Trust Holdings, Inc.	12,602	439,206
Sumitomo Realty & Development Co. Ltd.(x)	11,400	402,153
Sundrug Co. Ltd.	2,500	91,443
Suntory Beverage & Food Ltd.	5,700	211,836
Suzuken Co. Ltd.	2,810	109,761
Suzuki Motor Corp.	13,900	630,820
Sysmex Corp.	6,400	689,275
T&D Holdings, Inc.	19,700	253,711
Taiheiyo Cement Corp.(x)	4,500	118,307
Taisei Corp.(x)	7,000	269,948
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	70,933
Takeda Pharmaceutical Co. Ltd.	108,316	3,898,300
TDK Corp.	46,700	6,465,667
Teijin Ltd.(x)	6,700	115,393
Terumo Corp.	24,000	866,796
THK Co. Ltd.	4,900	169,492
TIS, Inc.	7,700	183,660
Tobu Railway Co. Ltd.	7,300	196,205
Toho Co. Ltd.	4,100	166,259
Toho Gas Co. Ltd.(x)	3,000	185,053
Tohoku Electric Power Co., Inc.	14,700	138,736
Tokio Marine Holdings, Inc.(x)	23,600	1,122,186
Tokyo Century Corp.(x)	1,500	100,790
Tokyo Electric Power Co. Holdings, Inc.*	58,100	193,623
Tokyo Electron Ltd.	5,600	2,366,439
Tokyo Gas Co. Ltd.	13,600	302,461
Tokyu Corp.(x)	19,800	263,583
Tokyu Fudosan Holdings Corp.	23,000	136,058
Toppan Printing Co. Ltd.	10,500	177,331
Toray Industries, Inc.	51,500	331,395
Toshiba Corp.	14,400	486,394
Tosoh Corp.(x)	10,500	200,849
TOTO Ltd.	5,500	337,774
Toyo Suisan Kaisha Ltd.	3,400	142,786
Toyoda Gosei Co. Ltd.	2,600	68,285
Toyota Industries Corp.	5,500	489,772
Toyota Motor Corp.	80,274	6,246,474
Toyota Tsusho Corp.	7,800	327,216
Trend Micro, Inc.	5,300	265,180
Tsuruha Holdings, Inc.	1,400	180,555
Unicharm Corp.	15,100	633,457
United Urban Investment Corp. (REIT)	119	159,706
USS Co. Ltd.	9,000	175,895
Welcia Holdings Co. Ltd.	4,000	137,277
West Japan Railway Co.(x)	6,000	332,445
Yakult Honsha Co. Ltd.	4,900	247,821
Yamada Holdings Co. Ltd.	29,900	161,213
Yamaha Corp.	4,900	265,965
Yamaha Motor Co. Ltd.	10,400	254,634
Yamato Holdings Co. Ltd.	10,900	298,772
Yamazaki Baking Co. Ltd.	4,300	69,476
Yaskawa Electric Corp.	9,200	457,819
Yokogawa Electric Corp.	8,300	152,769
Z Holdings Corp.	99,100	492,793
ZOZO, Inc.	4,000	118,131

		201,478,679

Jordan (0.0%)
Hikma Pharmaceuticals plc	6,096	191,274

Luxembourg (0.1%)
ArcelorMittal SA	27,746	801,405
Eurofins Scientific SE	5,086	486,154
SES SA (FDR)	15,575	123,726

		1,411,285

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	81,000	729,345
Sands China Ltd.*	89,187	445,700
SJM Holdings Ltd.	76,000	99,325
Wynn Macau Ltd.*	58,000	112,805

		1,387,175

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.2%)
Fresnillo plc	7,242	86,280
Grupo Aeroportuario del Centro Norte SAB de CV*	635,849	4,011,173

		4,097,453

Netherlands (1.8%)
ABN AMRO Bank NV (CVA)(m)	17,043	207,058
Adyen NV(m)*	687	1,533,545
Aegon NV	65,630	311,705
Akzo Nobel NV	7,173	801,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Argenx SE*	1,714	$470,744
ASM International NV	1,790	520,585
ASML Holding NV	19,450	11,792,261
ASML Holding NV (Registered) (NYRS)	8,369	5,166,686
EXOR NV	4,271	360,319
Heineken Holding NV	4,344	386,650
Heineken NV	9,666	993,201
ING Groep NV	147,597	1,805,644
JDE Peet’s NV*	2,947	108,171
Koninklijke Ahold Delhaize NV	41,895	1,166,844
Koninklijke DSM NV	6,522	1,103,657
Koninklijke KPN NV	135,425	459,605
Koninklijke Philips NV*	34,473	1,967,759
Koninklijke Vopak NV	2,793	139,039
NN Group NV	11,028	539,157
NXP Semiconductors NV	5,395	1,086,229
Randstad NV	4,535	318,985
Royal Dutch Shell plc, Class A	155,187	3,024,695
Royal Dutch Shell plc, Class B	140,239	2,581,002
uniQure NV*	27,144	914,481
Wolters Kluwer NV	10,060	874,421

		38,633,917

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	29,207	175,832
Auckland International Airport Ltd.*	43,908	240,416
Fisher & Paykel Healthcare Corp. Ltd.	22,597	506,594
Mercury NZ Ltd.	24,181	109,772
Meridian Energy Ltd.	46,898	176,542
Ryman Healthcare Ltd.	15,863	169,504
Spark New Zealand Ltd.	67,898	212,442
Xero Ltd.*	4,773	458,713

		2,049,815

Norway (0.2%)
DNB ASA	36,307	772,566
Equinor ASA	36,277	709,580
Gjensidige Forsikring ASA	6,972	163,517
Mowi ASA	16,261	403,428
Norsk Hydro ASA	51,365	328,855
Orkla ASA	29,390	288,088
Schibsted ASA, Class A*	2,972	124,743
Schibsted ASA, Class B	3,916	140,100
Telenor ASA	25,936	456,366

		3,387,243

Panama (0.2%)
Copa Holdings SA, Class A*	44,185	3,569,706

Poland (0.2%)
Allegro.eu SA(m)*	123,027	1,729,955
LPP SA*	1,307	2,687,157

		4,417,112

Portugal (0.0%)
EDP - Energias de Portugal SA	106,227	606,668
Galp Energia SGPS SA	19,538	227,289
Jeronimo Martins SGPS SA	10,239	172,304

		1,006,261

Russia (1.1%)
Evraz plc	17,126	136,465
Fix Price Group Ltd. (GDR)*§	118,509	1,156,648
LUKOIL PJSC (ADR)	39,248	3,170,846
Novatek PJSC (GDR)(m)	21,318	4,210,305
Novolipetsk Steel PJSC (GDR)(m)	119,934	3,823,496
Ozon Holdings plc (ADR)(x)*	24,232	1,358,688
TCS Group Holding plc (GDR)(m)(x)	80,847	4,689,126
Yandex NV, Class A*	65,319	4,184,335

		22,729,909

Singapore (0.3%)
Ascendas REIT (REIT)	120,315	272,793
CapitaLand Integrated Commercial Trust (REIT)	178,417	287,812
CapitaLand Ltd.	98,600	275,599
City Developments Ltd.	16,000	94,915
DBS Group Holdings Ltd.	68,000	1,455,337
Genting Singapore Ltd.	235,557	161,101
Keppel Corp. Ltd.	54,600	215,932
Mapletree Commercial Trust (REIT)	85,300	134,431
Mapletree Logistics Trust (REIT)	113,646	163,051
Oversea-Chinese Banking Corp. Ltd.	127,278	1,111,743
Singapore Airlines Ltd.*	53,750	221,761
Singapore Exchange Ltd.	31,500	233,463
Singapore Technologies Engineering Ltd.	52,100	150,661
Singapore Telecommunications Ltd.	320,300	580,978
Suntec REIT (REIT)	74,500	86,396
United Overseas Bank Ltd.	44,667	857,678
UOL Group Ltd.	14,743	86,582
Venture Corp. Ltd.	9,900	147,632

		6,537,865

South Africa (0.9%)
Anglo American Platinum Ltd.	24,014	3,501,472
Anglo American plc (Johannesburg Stock Exchange)	185,809	7,310,879
Anglo American plc (London stock Exchange)	46,923	1,838,758
Capitec Bank Holdings Ltd.*	31,801	3,059,101
Clicks Group Ltd.	140,835	2,293,817

		18,004,027

South Korea (1.6%)
Hyundai Motor Co.	6,086	1,172,298
Kakao Corp.	7,934	3,491,170
Kia Motors Corp.	15,319	1,122,107
LG Chem Ltd.	1,943	1,382,032
NAVER Corp.	4,953	1,649,906
Samsung Biologics Co. Ltd.(m)*	2,273	1,502,279
Samsung Electronics Co. Ltd.	251,384	18,080,546
Samsung SDI Co. Ltd.	4,027	2,348,416
SK Hynix, Inc.	17,242	2,018,613

		32,767,367

Spain (0.9%)
ACS Actividades de Construccion y Servicios SA	8,956	296,807
Aena SME SA(m)*	2,635	427,356
Amadeus IT Group SA*	16,868	1,194,383
Banco Bilbao Vizcaya Argentaria SA	249,867	1,296,902
Banco Santander SA	656,154	2,229,160
CaixaBank SA	168,181	520,479
Cellnex Telecom SA(m)	11,647	670,629
Enagas SA	9,698	210,625
Endesa SA	12,561	332,315
Ferrovial SA	18,390	479,411
Grifols SA	11,733	307,245
Iberdrola SA	231,527	2,982,556
Industria de Diseno Textil SA	168,137	5,540,597
Naturgy Energy Group SA(x)	10,498	257,300
Red Electrica Corp. SA	17,001	301,050
Repsol SA	58,264	721,525
Siemens Gamesa Renewable Energy SA	8,730	337,843
Telefonica SA	191,886	858,919

		18,965,102

Sweden (1.5%)
Alfa Laval AB*	11,587	350,259
Assa Abloy AB, Class B	206,214	5,926,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Copco AB, Class A	130,795	$7,961,415
Atlas Copco AB, Class B	14,590	759,283
Boliden AB	10,489	389,129
Electrolux AB(x)	9,140	253,475
Epiroc AB, Class A	24,376	552,081
Epiroc AB, Class B	14,888	310,172
EQT AB	8,493	279,585
Essity AB, Class B(x)	23,461	741,161
Evolution Gaming Group AB(m)	6,015	885,708
Fastighets AB Balder, Class B*	3,981	197,194
H & M Hennes & Mauritz AB, Class B*	30,802	693,917
Hexagon AB, Class B	10,452	964,124
Husqvarna AB, Class B	14,728	212,148
ICA Gruppen AB	3,796	185,596
Industrivarden AB, Class C*	6,024	211,343
Industrivarden AB, Class A*	4,200	154,468
Investment AB Latour, Class B	6,050	156,698
Investor AB, Class B	17,119	1,365,059
Kinnevik AB, Class B(x)*	9,292	451,755
L E Lundbergforetagen AB, Class B*	2,676	146,095
Lundin Energy AB	7,676	241,175
Nibe Industrier AB, Class B	11,883	368,459
Sandvik AB*	42,656	1,165,372
Securitas AB, Class B	11,640	197,922
Skandinaviska Enskilda Banken AB, Class A(x)	61,469	749,231
Skanska AB, Class B(x)	13,283	333,084
SKF AB, Class B	14,832	421,518
Svenska Cellulosa AB SCA, Class B*	22,974	406,555
Svenska Handelsbanken AB, Class A	59,426	645,467
Swedbank AB, Class A(x)	34,196	602,599
Swedish Match AB	6,120	477,774
Tele2 AB, Class B	19,517	263,252
Telefonaktiebolaget LM Ericsson, Class B(x)	111,507	1,475,320
Telia Co. AB	89,918	389,491
Volvo AB, Class B(x)	53,603	1,355,810

		32,240,300

Switzerland (2.8%)
ABB Ltd. (Registered)	69,735	2,107,212
Adecco Group AG (Registered)	6,065	408,376
Alcon, Inc.*	18,779	1,314,917
Baloise Holding AG (Registered)	1,738	295,689
Banque Cantonale Vaudoise (Registered)	1,183	115,402
Barry Callebaut AG (Registered)	113	255,375
Chocoladefabriken Lindt & Spruengli AG	38	331,693
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	274,560
Cie Financiere Richemont SA (Registered)	19,752	1,896,309
Clariant AG (Registered)	7,335	147,918
Coca-Cola HBC AG	7,696	245,084
Credit Suisse Group AG	93,985	984,647
EMS-Chemie Holding AG (Registered)	312	278,610
Geberit AG (Registered)	1,425	907,031
Givaudan SA (Registered)	353	1,360,235
Julius Baer Group Ltd.	8,626	551,611
Kuehne + Nagel International AG (Registered)	2,015	574,983
LafargeHolcim Ltd. (Registered)*	19,810	1,164,098
Logitech International SA (Registered)	6,163	646,458
Lonza Group AG (Registered)	2,818	1,575,444
Nestle SA (Registered)	109,014	$12,149,960
Novartis AG (Registered)	84,016	7,179,783
Partners Group Holding AG	698	891,378
Roche Holding AG	26,584	8,591,317
Roche Holding AG CHF 1	1,211	413,853
Schindler Holding AG	1,579	463,768
Schindler Holding AG (Registered)	776	222,336
SGS SA (Registered)	228	646,742
Sika AG (Registered)	5,324	1,520,901
Sonova Holding AG (Registered)*	2,064	546,819
STMicroelectronics NV	23,783	906,157
Straumann Holding AG (Registered)	386	481,505
Swatch Group AG (The)	1,151	331,119
Swatch Group AG (The) (Registered)	1,830	101,941
Swiss Life Holding AG (Registered)	1,170	575,128
Swiss Prime Site AG (Registered)	2,761	254,585
Swiss Re AG	10,995	1,081,411
Swisscom AG (Registered)	969	519,794
Temenos AG (Registered)	2,444	351,803
UBS Group AG (Registered)	138,722	2,148,015
Vifor Pharma AG(x)	1,822	248,003
Zur Rose Group AG*	4,546	1,707,486
Zurich Insurance Group AG	5,693	2,429,833

		59,199,289

Taiwan (2.2%)
ASE Technology Holding Co. Ltd.	1,201,282	4,525,911
Delta Electronics, Inc.	465,000	4,693,513
MediaTek, Inc.	67,000	2,275,365
Novatek Microelectronics Corp.	85,000	1,712,929
Sea Ltd. (ADR)*	19,237	4,294,275
Taiwan Semiconductor Manufacturing Co. Ltd.	1,424,133	29,298,219

		46,800,212

United Kingdom (4.5%)
3i Group plc	36,070	573,591
Admiral Group plc	7,152	305,751
Ashtead Group plc	16,978	1,012,772
Associated British Foods plc*	13,715	456,616
AstraZeneca plc	49,657	4,961,089
Auto Trader Group plc(m)*	36,633	279,985
Avast plc(m)	575,073	3,615,148
AVEVA Group plc	4,135	195,071
Aviva plc	149,488	841,236
BAE Systems plc	123,280	858,267
Barclays plc	653,022	1,673,756
Barratt Developments plc*	39,706	408,789
Berkeley Group Holdings plc	4,844	296,434
BP plc	766,946	3,115,369
British American Tobacco plc	86,812	3,319,896
British Land Co. plc (The) (REIT)	35,122	244,420
BT Group plc*	331,249	706,909
Bunzl plc	12,952	414,786
Burberry Group plc*	15,191	397,590
CK Hutchison Holdings Ltd.	102,764	818,902
CNH Industrial NV	38,503	595,787
Coca-Cola European Partners plc	7,852	409,560
Compass Group plc*	67,500	1,360,006
Croda International plc	5,484	479,924
DCC plc	3,845	333,415
Diageo plc	88,495	3,647,166
Direct Line Insurance Group plc	51,349	221,784
Entain plc*	21,839	457,028
Experian plc	35,263	1,213,881
Farfetch Ltd., Class A*	96,642	5,123,959
GlaxoSmithKline plc	189,855	3,371,135
Halma plc	14,285	467,519
Hargreaves Lansdown plc	12,307	261,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HSBC Holdings plc	770,691	$4,496,393
Imperial Brands plc	36,310	746,850
Informa plc*	55,240	426,309
InterContinental Hotels Group plc*	6,548	449,097
Intertek Group plc	6,080	469,553
J Sainsbury plc	64,772	216,540
JD Sports Fashion plc*	18,233	207,272
Johnson Matthey plc	7,037	292,297
Kingfisher plc*	84,138	369,205
Land Securities Group plc (REIT)	27,818	264,653
Legal & General Group plc	223,253	859,004
Linde plc	10,169	2,848,744
Lloyds Banking Group plc*	2,664,448	1,562,399
London Stock Exchange Group plc	11,891	1,137,670
M&G plc	95,287	272,446
Melrose Industries plc*	179,660	413,377
Mondi plc (Johannesburg Stock Exchange)(x)	220,910	5,677,058
Mondi plc (London Stock Exchange)	18,251	465,475
National Grid plc	132,019	1,572,492
Natwest Group plc	180,624	488,679
Next plc*	4,968	538,733
Ocado Group plc*	18,224	511,265
Pearson plc	29,605	314,917
Persimmon plc	12,072	489,288
Phoenix Group Holdings plc	21,602	218,649
Prudential plc	301,962	6,412,868
Reckitt Benckiser Group plc	26,929	2,412,338
RELX plc (London Stock Exchange)	31,237	783,322
RELX plc (Turquoise Stock Exchange)	41,772	1,049,281
Rentokil Initial plc*	69,847	466,434
Rolls-Royce Holdings plc*	321,971	467,394
RSA Insurance Group plc	40,131	376,761
Sage Group plc (The)	39,342	332,364
Schroders plc	4,712	227,359
Segro plc (REIT)	46,260	597,945
Severn Trent plc	9,168	291,455
Smith & Nephew plc	33,608	638,455
Smiths Group plc	15,470	327,902
Spirax-Sarco Engineering plc	2,705	425,119
SSE plc	39,721	796,749
St James’s Place plc	20,611	361,998
Standard Chartered plc	102,085	702,968
Standard Life Aberdeen plc	82,456	329,540
Taylor Wimpey plc*	139,792	347,758
Tesco plc	287,731	907,770
Unilever plc (Cboe Europe)	57,126	3,187,463
Unilever plc (London Stock Exchange)	42,362	2,368,714
United Utilities Group plc	26,259	335,146
Vodafone Group plc	1,012,201	1,840,280
Whitbread plc*	7,873	371,848
Wm Morrison Supermarkets plc	88,543	222,708
WPP plc	46,494	590,074

		94,919,457

United States (40.1%)
3M Co.	11,256	2,168,806
A O Smith Corp.	2,643	178,693
Abbott Laboratories	34,421	4,125,013
AbbVie, Inc.	34,275	3,709,241
ABIOMED, Inc.*	881	280,801
Accenture plc, Class A	12,364	3,415,555
Activision Blizzard, Inc.	15,082	1,402,626
Adobe, Inc.*	36,606	17,401,394
Advance Auto Parts, Inc.	1,206	221,289
Advanced Micro Devices, Inc.*	23,707	1,860,999
AES Corp. (The)	12,980	347,994
Aflac, Inc.	12,364	632,790
Agilent Technologies, Inc.	54,810	6,968,543
Air Products and Chemicals, Inc.	4,313	1,213,419
Akamai Technologies, Inc.*	3,136	319,558
Alaska Air Group, Inc.*	2,494	172,610
Albemarle Corp.	2,271	331,816
Alexandria Real Estate Equities, Inc. (REIT)	2,501	410,914
Alexion Pharmaceuticals, Inc.*	4,375	668,981
Align Technology, Inc.*	1,396	755,976
Allegion plc	1,788	224,609
Alliant Energy Corp.	4,860	263,218
Allstate Corp. (The)	5,934	681,817
Alphabet, Inc., Class A*	22,035	45,447,628
Alphabet, Inc., Class C*	5,614	11,613,289
Altria Group, Inc.	36,266	1,855,369
Amazon.com, Inc.*	9,302	28,781,132
Amcor plc	30,510	356,357
Ameren Corp.	5,009	407,532
American Airlines Group, Inc.(x)*	12,318	294,400
American Electric Power Co., Inc.	9,678	819,727
American Express Co.	12,728	1,800,248
American International Group, Inc.	16,640	768,934
American Tower Corp. (REIT)	8,669	2,072,411
American Water Works Co., Inc.	3,579	536,564
Ameriprise Financial, Inc.	2,244	521,618
AmerisourceBergen Corp.	2,985	352,439
AMETEK, Inc.	4,490	573,508
Amgen, Inc.	11,248	2,798,615
Amphenol Corp., Class A	11,586	764,328
Analog Devices, Inc.	11,746	1,821,570
ANSYS, Inc.*	1,736	589,476
Anthem, Inc.	4,770	1,712,191
Aon plc, Class A	4,374	1,006,501
APA Corp.*	7,366	131,851
Apple, Inc.	307,340	37,541,581
Applied Materials, Inc.	31,795	4,247,812
Aptiv plc*	5,269	726,595
Archer-Daniels-Midland Co.	10,858	618,906
Arista Networks, Inc.*	1,057	319,098
Arthur J Gallagher & Co.	3,784	472,130
Assurant, Inc.	1,121	158,924
AT&T, Inc.	139,061	4,209,376
Atmos Energy Corp.	2,363	233,583
Autodesk, Inc.*	4,291	1,189,251
Automatic Data Processing, Inc.	8,368	1,577,117
AutoZone, Inc.*	432	606,658
AvalonBay Communities, Inc. (REIT)	2,679	494,302
Avantor, Inc.*	154,522	4,470,321
Avery Dennison Corp.	1,596	293,105
Baker Hughes Co.	14,197	306,797
Ball Corp.	6,383	540,895
Bank of America Corp.	147,960	5,724,572
Bank of New York Mellon Corp. (The)	15,782	746,331
Baxter International, Inc.	9,719	819,700
Becton Dickinson and Co.	5,660	1,376,229
Berkshire Hathaway, Inc., Class B*	37,134	9,486,623
Best Buy Co., Inc.	4,497	516,301
Biogen, Inc.*	2,927	818,828
Bio-Rad Laboratories, Inc., Class A*	429	245,032
BlackRock, Inc.‡	2,768	2,086,961
Blueprint Medicines Corp.*	17,519	1,703,372
Boeing Co. (The)*	10,685	2,721,683
Booking Holdings, Inc.*	799	1,861,542
BorgWarner, Inc.	4,588	212,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	2,668	$270,162
Boston Scientific Corp.*	71,512	2,763,939
Bristol-Myers Squibb Co.	43,635	2,754,678
Broadcom, Inc.	7,950	3,686,097
Broadridge Financial Solutions, Inc.	2,256	345,394
Brown-Forman Corp., Class B	3,554	245,119
Cabot Oil & Gas Corp.	8,569	160,926
Cadence Design Systems, Inc.*	5,403	740,157
Caesars Entertainment, Inc.*	4,056	354,697
Campbell Soup Co.	4,085	205,353
Capital One Financial Corp.	8,926	1,135,655
Cardinal Health, Inc.	5,726	347,855
CarMax, Inc.*	3,170	420,532
Carnival Corp.*	15,694	416,519
Carrier Global Corp.	15,649	660,701
Castle Biosciences, Inc.*	10,702	732,659
Catalent, Inc.*	3,404	358,475
Caterpillar, Inc.	10,601	2,458,054
Cboe Global Markets, Inc.	2,202	217,315
CBRE Group, Inc., Class A*	6,546	517,854
CDW Corp.	2,756	456,807
Celanese Corp.	2,210	331,080
Centene Corp.*	11,244	718,604
CenterPoint Energy, Inc.	10,256	232,298
Cerner Corp.	6,024	433,005
CF Industries Holdings, Inc.	4,159	188,735
CH Robinson Worldwide, Inc.	2,610	249,072
Charles River Laboratories International, Inc.*	4,958	1,436,977
Charles Schwab Corp. (The)	29,110	1,897,390
Charter Communications, Inc., Class A*	2,754	1,699,273
Chevron Corp.	37,567	3,936,646
Chipotle Mexican Grill, Inc.*	546	775,768
Chubb Ltd.	8,694	1,373,391
Church & Dwight Co., Inc.	4,635	404,867
Cigna Corp.	6,852	1,656,402
Cincinnati Financial Corp.	2,907	299,683
Cintas Corp.	1,713	584,664
Cisco Systems, Inc.	82,064	4,243,529
Citigroup, Inc.	40,897	2,975,257
Citizens Financial Group, Inc.	8,315	367,107
Citrix Systems, Inc.	2,420	339,671
Clorox Co. (The)	2,396	462,140
CME Group, Inc.	7,005	1,430,631
CMS Energy Corp.	5,843	357,708
Coca-Cola Co. (The)	75,476	3,978,340
Cognizant Technology Solutions Corp., Class A	10,182	795,418
Colgate-Palmolive Co.	16,468	1,298,172
Comcast Corp., Class A	89,101	4,821,255
Comerica, Inc.	2,752	197,428
Conagra Brands, Inc.	9,430	354,568
ConocoPhillips	26,434	1,400,209
Consolidated Edison, Inc.	6,676	499,365
Constellation Brands, Inc., Class A	3,308	754,224
Cooper Cos., Inc. (The)	954	366,422
Copart, Inc.*	4,055	440,414
Corning, Inc.	15,289	665,224
Corteva, Inc.	14,539	677,808
Costco Wholesale Corp.	8,670	3,056,002
Crown Castle International Corp. (REIT)	8,417	1,448,818
CSX Corp.	14,710	1,418,338
Cummins, Inc.	2,928	758,674
CVS Health Corp.	25,543	1,921,600
CyberArk Software Ltd.*	1,398	180,817
Danaher Corp.	12,338	2,777,037
Darden Restaurants, Inc.	2,535	359,970
DaVita, Inc.*	1,302	140,317
Deere & Co.	6,115	2,287,866
Delta Air Lines, Inc.*	12,395	598,431
Dentsply Sirona, Inc.	4,265	272,150
Devon Energy Corp.	10,985	240,022
Dexcom, Inc.*	1,874	673,497
Diamondback Energy, Inc.	3,296	242,223
Digital Realty Trust, Inc. (REIT)	5,467	769,972
Discover Financial Services	5,981	568,135
Discovery, Inc., Class A*	3,165	137,551
Discovery, Inc., Class C*	5,442	200,755
DISH Network Corp., Class A*	4,656	168,547
Dollar General Corp.	4,781	968,726
Dollar Tree, Inc.*	4,498	514,841
Dominion Energy, Inc.	15,656	1,189,230
Domino’s Pizza, Inc.	757	278,417
Dover Corp.	2,771	379,987
Dow, Inc.	14,475	925,531
DR Horton, Inc.	6,471	576,696
DTE Energy Co.	3,777	502,870
Duke Energy Corp.	14,970	1,445,054
Duke Realty Corp. (REIT)	7,342	307,850
Dun & Bradstreet Holdings, Inc.*	18,475	439,890
DuPont de Nemours, Inc.	10,469	809,044
DXC Technology Co.*	4,503	140,764
Eastman Chemical Co.	2,758	303,711
Eaton Corp. plc	7,779	1,075,680
eBay, Inc.	12,438	761,703
Ecolab, Inc.	4,846	1,037,383
Edison International	7,455	436,863
Edwards Lifesciences Corp.*	12,162	1,017,230
Electronic Arts, Inc.	26,411	3,575,257
Eli Lilly and Co.	15,494	2,894,589
Emerson Electric Co.	11,671	1,052,958
Enphase Energy, Inc.*	2,567	416,265
Entergy Corp.	3,900	387,933
EOG Resources, Inc.	11,306	820,024
EPAM Systems, Inc.*	8,129	3,224,693
Equifax, Inc.	29,959	5,426,474
Equinix, Inc. (REIT)	1,739	1,181,807
Equity Residential (REIT)	6,645	475,981
Essex Property Trust, Inc. (REIT)	1,228	333,820
Estee Lauder Cos., Inc. (The), Class A	4,489	1,305,626
Etsy, Inc.*	2,450	494,091
Everest Re Group Ltd.	738	182,884
Evergy, Inc.	4,336	258,122
Eversource Energy	6,547	566,905
Exelon Corp.	19,005	831,279
Expedia Group, Inc.*	2,744	472,297
Expeditors International of Washington, Inc.	3,303	355,700
Extra Space Storage, Inc. (REIT)	2,615	346,618
Exxon Mobil Corp.	82,512	4,606,645
F5 Networks, Inc.*	1,150	239,913
Facebook, Inc., Class A*	100,775	29,681,261
Fastenal Co.	10,935	549,812
Fate Therapeutics, Inc.*	7,804	643,440
Federal Realty Investment Trust (REIT)	1,342	136,146
FedEx Corp.	4,790	1,360,552
Ferguson plc	8,491	1,014,649
Fidelity National Information Services, Inc.	42,964	6,041,168
Fifth Third Bancorp	13,947	522,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
First Republic Bank	3,391	$565,449
FirstEnergy Corp.	10,588	367,298
Fiserv, Inc.*	11,215	1,335,034
FleetCor Technologies, Inc.*	1,584	425,510
FLIR Systems, Inc.	2,789	157,495
FMC Corp.	2,532	280,065
Ford Motor Co.*	75,890	929,652
Fortinet, Inc.*	2,683	494,799
Fortive Corp.	6,580	464,811
Fortune Brands Home & Security, Inc.	2,888	276,728
Fox Corp., Class A	6,587	237,857
Fox Corp., Class B	3,068	107,165
Franklin Resources, Inc.	4,927	145,839
Freeport-McMoRan, Inc.*	28,267	930,832
Gap, Inc. (The)*	4,250	126,565
Garmin Ltd.	2,907	383,288
Gartner, Inc.*	1,812	330,781
Generac Holdings, Inc.*	1,224	400,799
General Dynamics Corp.	4,527	821,922
General Electric Co.	170,945	2,244,508
General Mills, Inc.	11,858	727,133
General Motors Co.*	24,923	1,432,076
Genuine Parts Co.	2,701	312,209
Gilead Sciences, Inc.	24,462	1,580,979
Global Payments, Inc.	5,750	1,159,085
Globe Life, Inc.	1,901	183,694
Goldman Sachs Group, Inc. (The)	6,714	2,195,478
Halliburton Co.	17,540	376,408
Hanesbrands, Inc.	6,319	124,295
Hartford Financial Services Group, Inc. (The)	6,962	464,992
Hasbro, Inc.	2,436	234,148
HCA Healthcare, Inc.	5,151	970,139
Healthpeak Properties, Inc. (REIT)	10,678	338,920
Henry Schein, Inc.*	2,630	182,101
Hershey Co. (The)	2,774	438,736
Hess Corp.	5,175	366,183
Hewlett Packard Enterprise Co.	26,085	410,578
Hilton Worldwide Holdings, Inc.*	5,387	651,396
HollyFrontier Corp.	2,757	98,645
Hologic, Inc.*	5,214	387,817
Home Depot, Inc. (The)	20,939	6,391,630
Honeywell International, Inc.	13,545	2,940,213
Hormel Foods Corp.	5,479	261,787
Host Hotels & Resorts, Inc. (REIT)*	13,389	225,605
Howmet Aerospace, Inc.*	7,734	248,493
HP, Inc.	24,394	774,510
Humana, Inc.	2,510	1,052,317
Huntington Bancshares, Inc.	19,852	312,073
Huntington Ingalls Industries, Inc.	770	158,505
IDEX Corp.	1,477	309,166
IDEXX Laboratories, Inc.*	1,661	812,744
IHS Markit Ltd.	7,216	698,364
Illinois Tool Works, Inc.	5,621	1,245,164
Illumina, Inc.*	8,732	3,353,612
Incyte Corp.*	3,614	293,710
Ingersoll Rand, Inc.*	7,333	360,857
Intel Corp.	79,129	5,064,256
Intercontinental Exchange, Inc.	10,953	1,223,231
International Business Machines Corp.	17,389	2,317,258
International Flavors & Fragrances, Inc.	4,853	677,527
International Paper Co.	7,702	416,447
Interpublic Group of Cos., Inc. (The)	7,444	217,365
Intuit, Inc.	41,763	15,997,735
Intuitive Surgical, Inc.*	2,294	1,695,128
Invesco Ltd.	7,350	185,367
Ionis Pharmaceuticals, Inc.*	32,629	1,467,000
IPG Photonics Corp.*	697	147,025
IQVIA Holdings, Inc.*	13,116	2,533,224
Iron Mountain, Inc. (REIT)	5,624	208,144
Jack Henry & Associates, Inc.	1,591	241,387
Jacobs Engineering Group, Inc.	2,530	327,053
James Hardie Industries plc (CHDI)	16,375	495,515
JB Hunt Transport Services, Inc.	1,648	276,979
JM Smucker Co. (The)	2,178	275,582
Johnson & Johnson	51,195	8,413,898
Johnson Controls International plc	14,127	842,958
JPMorgan Chase & Co.	59,356	9,035,764
Juniper Networks, Inc.	6,865	173,890
Kansas City Southern	1,758	463,971
Kellogg Co.	4,941	312,765
KeyCorp	18,578	371,188
Keysight Technologies, Inc.*	3,652	523,697
Kimberly-Clark Corp.	6,492	902,713
Kimco Realty Corp. (REIT)	8,670	162,562
Kinder Morgan, Inc.	37,969	632,184
KLA Corp.	3,014	995,826
Kraft Heinz Co. (The)	12,420	496,800
Kroger Co. (The)	14,726	529,989
L Brands, Inc.*	4,722	292,103
L3Harris Technologies, Inc.	3,997	810,112
Laboratory Corp. of America Holdings*	1,901	484,812
Lam Research Corp.	5,622	3,346,439
Lamb Weston Holdings, Inc.	3,039	235,462
Las Vegas Sands Corp.*	6,563	398,768
Leggett & Platt, Inc.	2,586	118,051
Leidos Holdings, Inc.	2,596	249,943
Lennar Corp., Class A	5,369	543,504
Lincoln National Corp.	3,464	215,703
Live Nation Entertainment, Inc.*	2,790	236,173
LKQ Corp.*	5,417	229,302
Lockheed Martin Corp.	4,805	1,775,447
Loews Corp.	4,424	226,863
Lowe’s Cos., Inc.	14,187	2,698,084
Lumen Technologies, Inc.	18,800	250,980
LyondellBasell Industries NV, Class A	5,016	521,915
M&T Bank Corp.	2,497	378,570
Marathon Oil Corp.	15,869	169,481
Marathon Petroleum Corp.	12,628	675,472
MarketAxess Holdings, Inc.	740	368,461
Marriott International, Inc., Class A*	8,476	1,255,380
Marsh & McLennan Cos., Inc.	9,898	1,205,576
Martin Marietta Materials, Inc.	1,211	406,678
Masco Corp.	4,812	288,239
Mastercard, Inc., Class A	17,076	6,079,910
Maxim Integrated Products, Inc.	107,634	9,834,519
McCormick & Co., Inc. (Non-Voting)	4,912	437,954
McDonald’s Corp.	14,541	3,259,220
McKesson Corp.	3,104	605,404
Medtronic plc	26,267	3,102,921
Merck & Co., Inc.	49,117	3,786,430
MetLife, Inc.	14,597	887,352
Mettler-Toledo International, Inc.*	455	525,839
MGM Resorts International	8,035	305,250
Microchip Technology, Inc.	5,244	813,974
Micron Technology, Inc.*	21,724	1,916,274
Microsoft Corp.	161,266	38,021,685
Mid-America Apartment Communities, Inc. (REIT)	2,216	319,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	1,117	$214,810
Molson Coors Beverage Co., Class B*	3,440	175,956
Mondelez International, Inc., Class A	27,502	1,609,692
Monolithic Power Systems, Inc.	827	292,105
Monster Beverage Corp.*	7,211	656,850
Moody’s Corp.	3,152	941,219
Morgan Stanley	29,277	2,273,652
Mosaic Co. (The)	6,725	212,577
Motorola Solutions, Inc.	3,308	622,069
MSCI, Inc.	1,618	678,395
Nasdaq, Inc.	2,263	333,702
NetApp, Inc.	4,299	312,408
Netflix, Inc.*	8,621	4,497,231
Newell Brands, Inc.	7,875	210,893
Newmont Corp.	15,677	944,853
News Corp., Class A	7,491	190,496
News Corp., Class B	2,186	51,284
NextEra Energy, Inc.	38,231	2,890,646
Nielsen Holdings plc	6,493	163,299
NIKE, Inc., Class B	44,473	5,910,017
NiSource, Inc.	8,160	196,738
Norfolk Southern Corp.	4,879	1,310,109
Northern Trust Corp.	4,042	424,855
Northrop Grumman Corp.	3,026	979,335
NortonLifeLock, Inc.	11,550	245,553
Norwegian Cruise Line Holdings Ltd.(x)*	7,074	195,172
NOV, Inc.*	7,746	106,275
NRG Energy, Inc.	5,039	190,121
Nuance Communications, Inc.*	49,205	2,147,306
Nucor Corp.	5,892	472,951
NVIDIA Corp.	12,080	6,449,874
NVR, Inc.*	66	310,921
Occidental Petroleum Corp.	16,260	432,841
Old Dominion Freight Line, Inc.	1,845	443,556
Omnicom Group, Inc.	4,255	315,508
ONEOK, Inc.	8,653	438,361
Oracle Corp. (London Stock Exchange)	36,122	2,534,681
O’Reilly Automotive, Inc.*	1,367	693,411
Otis Worldwide Corp.	8,029	549,585
PACCAR, Inc.	6,648	617,732
Packaging Corp. of America	1,802	242,333
Parker-Hannifin Corp.	2,500	788,575
Paychex, Inc.	6,159	603,705
Paycom Software, Inc.*	923	341,565
PayPal Holdings, Inc.*	59,394	14,423,239
Pegasystems, Inc.	15,541	1,776,958
Penn National Gaming, Inc.*	2,895	303,512
Pentair plc	3,147	196,121
People’s United Financial, Inc.	8,432	150,933
PepsiCo, Inc.	26,821	3,793,830
PerkinElmer, Inc.	2,229	285,958
Perrigo Co. plc	2,745	111,090
Pfizer, Inc.	108,470	3,929,868
Phathom Pharmaceuticals, Inc.*	29,551	1,109,936
Philip Morris International, Inc.	30,390	2,696,809
Phillips 66	8,524	695,047
Pinnacle West Capital Corp.	2,044	166,279
Pioneer Natural Resources Co.	4,067	645,921
PNC Financial Services Group, Inc. (The)‡	8,268	1,450,290
Pool Corp.	784	270,668
PPG Industries, Inc.	4,689	704,569
PPL Corp.	15,129	436,320
Principal Financial Group, Inc.	4,929	295,543
Procter & Gamble Co. (The)	47,958	6,494,952
Progressive Corp. (The)	11,428	1,092,631
Prologis, Inc. (REIT)	14,426	1,529,156
Prudential Financial, Inc.	7,728	704,021
Public Service Enterprise Group, Inc.	9,871	594,333
Public Storage (REIT)	2,952	728,436
PulteGroup, Inc.	5,150	270,066
PVH Corp.*	1,501	158,656
QIAGEN NV*	8,539	413,265
Qorvo, Inc.*	2,199	401,757
QUALCOMM, Inc.	22,218	2,945,885
Qualtrics International, Inc., Class A*	6,575	216,383
Quanta Services, Inc.	2,646	232,795
Quest Diagnostics, Inc.	2,584	331,631
Ralph Lauren Corp.*	928	114,292
Raymond James Financial, Inc.	2,307	282,746
Raytheon Technologies Corp.	29,637	2,290,051
Realty Income Corp. (REIT)	7,272	461,772
Regency Centers Corp. (REIT)	3,242	183,854
Regeneron Pharmaceuticals, Inc.*	2,046	968,044
Regions Financial Corp.	19,301	398,759
Republic Services, Inc.	4,068	404,156
ResMed, Inc.	2,774	538,211
Robert Half International, Inc.	2,224	173,628
Rockwell Automation, Inc.	2,267	601,752
Rollins, Inc.	4,507	155,131
Roper Technologies, Inc.	2,047	825,637
Ross Stores, Inc.	6,933	831,336
Royal Caribbean Cruises Ltd.*	4,178	357,679
S&P Global, Inc.	44,669	15,762,350
Sage Therapeutics, Inc.*	11,858	887,571
salesforce.com, Inc.*	17,856	3,783,151
SBA Communications Corp. (REIT)	2,083	578,137
Schlumberger NV	27,155	738,344
Seagate Technology plc	3,912	300,246
Sealed Air Corp.	3,028	138,743
Sempra Energy	5,893	781,294
ServiceNow, Inc.*	3,807	1,903,919
Sherwin-Williams Co. (The)	1,567	1,156,462
Simon Property Group, Inc. (REIT)	6,399	728,014
Skyworks Solutions, Inc.	3,226	591,906
Snap-on, Inc.	1,049	242,046
Southern Co. (The)	20,612	1,281,242
Southwest Airlines Co.*	11,519	703,350
Stanley Black & Decker, Inc.	3,127	624,368
Starbucks Corp.	22,904	2,502,720
State Street Corp.	6,799	571,184
Stellantis NV (Euronext Paris)	39,968	706,807
Stellantis NV (Italian Stock Exchange)	36,904	652,795
STERIS plc	1,649	314,102
Stryker Corp.	6,380	1,554,040
SVB Financial Group*	1,011	499,090
Synchrony Financial	10,473	425,832
Synopsys, Inc.*	2,962	733,924
Sysco Corp.	9,916	780,786
T. Rowe Price Group, Inc.	4,519	775,460
Take-Two Interactive Software, Inc.*	2,241	395,985
Tapestry, Inc.*	5,631	232,054
Target Corp.	9,772	1,935,540
TE Connectivity Ltd.	6,437	831,081
Teledyne Technologies, Inc.*	754	311,892
Teleflex, Inc.	944	392,194
Tenaris SA	16,568	186,754
Teradyne, Inc.	3,241	394,365
Tesla, Inc.*	14,955	9,988,893
Texas Instruments, Inc.	17,913	3,385,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	4,510	$252,921
Thermo Fisher Scientific, Inc.	7,669	3,499,978
TJX Cos., Inc. (The)	23,430	1,549,894
T-Mobile US, Inc.*	11,384	1,426,301
Tractor Supply Co.	2,234	395,597
Trane Technologies plc	4,630	766,543
TransDigm Group, Inc.*	1,062	624,371
Travelers Cos., Inc. (The)	4,909	738,314
Trimble, Inc.*	4,782	371,992
Truist Financial Corp.	26,308	1,534,283
Twist Bioscience Corp.*	1,530	189,506
Twitter, Inc.*	15,499	986,201
Tyler Technologies, Inc.*	828	351,511
Tyson Foods, Inc., Class A	5,769	428,637
UDR, Inc. (REIT)	5,952	261,055
Ulta Beauty, Inc.*	1,112	343,797
Under Armour, Inc., Class A*	3,936	87,222
Under Armour, Inc., Class C*	4,449	82,128
Union Pacific Corp.	13,045	2,875,248
United Airlines Holdings, Inc.*	6,203	356,921
United Parcel Service, Inc., Class B	50,550	8,592,994
United Rentals, Inc.*	1,368	450,496
UnitedHealth Group, Inc.	18,411	6,850,181
Universal Health Services, Inc., Class B	1,619	215,958
Unum Group	3,952	109,984
US Bancorp	26,388	1,459,520
Valero Energy Corp.	8,020	574,232
Varian Medical Systems, Inc.*	1,864	329,052
Ventas, Inc. (REIT)	7,281	388,369
Veracyte, Inc.*	43,600	2,343,500
VeriSign, Inc.*	1,968	391,160
Verisk Analytics, Inc.	3,235	571,592
Verizon Communications, Inc.	80,400	4,675,260
Vertex Pharmaceuticals, Inc.*	5,075	1,090,567
VF Corp.	6,088	486,553
ViacomCBS, Inc.	11,025	497,228
Viatris, Inc.*	23,272	325,110
Visa, Inc., Class A	49,184	10,413,728
Vornado Realty Trust (REIT)	3,122	141,708
Vulcan Materials Co.	2,516	424,575
W R Berkley Corp.	2,911	219,344
Walgreens Boots Alliance, Inc.	13,923	764,373
Walmart, Inc.	26,907	3,654,778
Walt Disney Co. (The)*	73,406	13,544,875
Waste Management, Inc.	7,587	978,875
Waters Corp.*	1,211	344,130
WEC Energy Group, Inc.	6,156	576,140
Wells Fargo & Co.	80,185	3,132,828
Welltower, Inc. (REIT)	8,144	583,355
West Pharmaceutical Services, Inc.	1,445	407,172
Western Digital Corp.	5,914	394,760
Western Union Co. (The)	8,511	209,881
Westinghouse Air Brake Technologies Corp.	3,506	277,535
Westrock Co.	5,126	266,808
Weyerhaeuser Co. (REIT)	14,385	512,106
Whirlpool Corp.	1,277	281,387
Williams Cos., Inc. (The)	23,610	559,321
Willis Towers Watson plc	2,515	575,633
WW Grainger, Inc.	829	332,371
Wynn Resorts Ltd.*	2,125	266,411
Xcel Energy, Inc.	10,471	696,426
Xilinx, Inc.	4,722	585,056
Xylem, Inc.	3,517	369,918
Yum! Brands, Inc.	5,879	635,990
Zebra Technologies Corp., Class A*	1,026	497,795
Zimmer Biomet Holdings, Inc.	3,972	635,838
Zions Bancorp NA	3,201	175,927
Zoetis, Inc.	9,275	1,460,627

		840,257,512

Total Common Stocks (90.3%) (Cost $837,246,763)		1,893,811,883

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	509,890	13,250

	Number of Rights	Value (Note 1)
RIGHTS:
Italy (0.0%)
Snam SpA, expiring 4/7/21* (Cost $—)	78,427	81

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	4,766,482	4,768,866

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $1,000,005, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $1,020,005.(xx)	$1,000,000	1,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	5,000,000	5,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $5,243,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $5,348,039.(xx)	5,243,174	5,243,174
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%- 3.875%, maturing 6/30/22- 11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $5,000,028, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22- 11/15/50; total market value $5,530,202.(xx)	$5,000,000	$5,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $110,992.(xx)	100,000	100,000

Total Repurchase Agreements		21,343,174

Total Short-Term Investments (1.3%) (Cost $26,112,415)		26,112,040

Total Investments in Securities (91.6%) (Cost $863,359,178)		1,919,937,254
Other Assets Less Liabilities (8.4%)		177,062,600

Net Assets (100%)		$2,096,999,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $1,156,648 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $40,368,462 or 1.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $34,072,191. This was collateralized by $15,898,635 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $21,343,174 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Information Technology	$426,438,342	20.3%
Consumer Discretionary	258,709,963	12.3
Financials	239,241,942	11.4
Industrials	212,739,795	10.1
Communication Services	204,393,057	9.8
Health Care	197,007,442	9.4
Consumer Staples	123,392,422	5.9
Materials	93,818,841	4.5
Energy	54,175,898	2.6
Real Estate	43,937,693	2.1
Utilities	39,969,819	1.9
Repurchase Agreements	21,343,174	1.0
Investment Company	4,768,866	0.3
Cash and Other	177,062,600	8.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	8,268	1,273,205	—	(39,751)	28,951	187,885	1,450,290	9,827	—
Capital Markets
BlackRock, Inc.	2,768	2,064,326	—	(65,216)	18,882	68,969	2,086,961	11,432	—
Insurance
AXA SA	73,070	1,803,066	—	(63,205)	5,183	215,953	1,960,997	—	—

Total		5,140,597	—	(168,172)	53,016	472,807	5,498,248	21,259	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	856	6/2021	EUR	38,808,115	762,177
FTSE 100 Index	263	6/2021	GBP	24,217,984	(98,406)
S&P 500 E-Mini Index	504	6/2021	USD	99,978,480	936,223
SPI 200 Index	75	6/2021	AUD	9,635,841	49,577
TOPIX Index	135	6/2021	JPY	23,823,888	797,470

					2,447,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	31,685,586	EUR	26,606,443	HSBC Bank plc	6/18/2021	434,332
USD	613,544	JPY	66,670,981	Citibank NA	6/18/2021	10,986

Total unrealized appreciation						445,318

AUD	11,251,043	USD	8,663,236	HSBC Bank plc	6/18/2021	(114,723)
GBP	13,377,159	USD	18,590,505	HSBC Bank plc	6/18/2021	(144,473)
JPY	1,770,294,764	USD	16,289,342	HSBC Bank plc	6/18/2021	(289,804)

Total unrealized depreciation						(549,000)

Net unrealized depreciation						(103,682)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$6,335,909	$—	$—		$6,335,909
Australia	—	49,345,117	—		49,345,117
Austria	—	1,154,828	—		1,154,828
Belgium	—	5,269,213	—		5,269,213
Brazil	18,053,911	336,155	—		18,390,066
Chile	—	348,497	—		348,497
China	18,441,636	79,049,089	—		97,490,725
Denmark	175,921	15,471,146	—		15,647,067
Finland	—	7,326,945	—		7,326,945
France	—	103,208,617	—		103,208,617
Germany	—	69,654,705	—		69,654,705
Hong Kong	1,189,596	19,704,456	—		20,894,052
India	8,874,869	30,795,044	—		39,669,913
Indonesia	—	3,335,989	—		3,335,989
Ireland	—	4,395,505	—		4,395,505
Israel	1,531,395	1,940,674	—		3,472,069
Italy	—	13,821,706	—		13,821,706
Japan	—	201,478,679	—		201,478,679
Jordan	—	191,274	—		191,274
Luxembourg	—	1,411,285	—		1,411,285
Macau	—	1,387,175	—		1,387,175
Malta	—	—	—	(a)	—	(a)
Mexico	4,011,173	86,280	—		4,097,453
Netherlands	7,167,396	31,466,521	—		38,633,917
New Zealand	—	2,049,815	—		2,049,815
Norway	—	3,387,243	—		3,387,243
Panama	3,569,706	—	—		3,569,706
Poland	—	4,417,112	—		4,417,112
Portugal	—	1,006,261	—		1,006,261
Russia	8,713,869	14,016,040	—		22,729,909
Singapore	—	6,537,865	—		6,537,865
South Africa	—	18,004,027	—		18,004,027
South Korea	—	32,767,367	—		32,767,367
Spain	—	18,965,102	—		18,965,102
Sweden	—	32,240,300	—		32,240,300
Switzerland	—	59,199,289	—		59,199,289
Taiwan	4,294,275	42,505,937	—		46,800,212
United Kingdom	8,382,263	86,537,194	—		94,919,457
United States	836,787,727	3,469,785	—		840,257,512
Forward Currency Contracts	—	445,318	—		445,318
Futures	2,545,447	—	—		2,545,447
Preferred Stock
India	—	13,250	—		13,250
Rights
Italy	—	81	—		81
Short-Term Investments
Investment Company	4,768,866	—	—		4,768,866
Repurchase Agreements	—	21,343,174	—		21,343,174

Total Assets	$934,843,959	$988,084,060	$—		$1,922,928,019

Liabilities:
Forward Currency Contracts	$—	$(549,000)	$—		$(549,000)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(98,406)	$—	$—	$(98,406)

Total Liabilities	$(98,406)	$(549,000)	$—	$(647,406)

Total	$934,745,553	$987,535,060	$—	$1,922,280,613

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,111,950,216
Aggregate gross unrealized depreciation	(62,515,166)

Net unrealized appreciation	$1,049,435,050

Federal income tax cost of investments in securities and derivative instruments, if applicable	$872,845,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.0%)
iShares Core S&P 500 ETF	15,500	$6,166,210
SPDR S&P 500 ETF Trust(x)	93,652	37,117,097
Vanguard S&P 500 ETF	16,900	6,156,670

Total Equity		49,439,977

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF	497,400	46,273,122

Total Exchange Traded Funds (62.0%) (Cost $82,308,296)		95,713,099

SHORT-TERM INVESTMENTS:
Investment Companies (34.5%)
Goldman Sachs Financial Square Funds - Government Fund‡	10,654,262	10,654,262
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	10,652,192	10,652,192
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	10,651,229	10,651,229
JPMorgan Prime Money Market Fund, IM Shares	21,201,985	21,212,587

Total Investment Companies		53,170,270

Total Short-Term Investments (34.5%) (Cost $53,168,564)		53,170,270

Total Investments in Securities (96.5%) (Cost $135,476,860)		148,883,369
Other Assets Less Liabilities (3.5%)		5,417,618

Net Assets (100%)		$154,300,987

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at March 31, 2021. The Portfolio had loaned securities with a total value of $33,155,779. This was collateralized by $34,077,884 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 5/18/21 - 5/15/49.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	10,654,262	9,723,261	1,146,394	(215,393)	—	—	10,654,262	802	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	10,652,192	9,720,960	1,146,625	(215,393)	—	—	10,652,192	622	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	10,651,229	9,720,870	1,145,752	(215,393)	—	—	10,651,229	157	—

Total		29,165,091	3,438,771	(646,179)	—	—	31,957,683	1,581	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	297	6/2021	EUR	13,464,965	259,154
FTSE 100 Index	103	6/2021	GBP	9,484,610	(84,265)
Russell 2000 E-Mini Index	83	6/2021	USD	9,223,375	(508,119)
S&P Midcap 400 E-Mini Index	52	6/2021	USD	13,547,560	(182,896)
TOPIX Index	51	6/2021	JPY	9,000,135	266,094

					(250,032)

Short Contracts
S&P 500 E-Mini Index	(41)	6/2021	USD	(8,133,170)	(49,025)

					(299,057)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$95,713,099	$—	$—	$95,713,099
Futures	525,248	—	—	525,248
Short-Term Investments
Investment Companies	53,170,270	—	—	53,170,270

Total Assets	$149,408,617	$—	$—	$149,408,617

Liabilities:
Futures	$(824,305)	$—	$—	$(824,305)

Total Liabilities	$(824,305)	$—	$—	$(824,305)

Total	$148,584,312	$—	$—	$148,584,312

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,009,588
Aggregate gross unrealized depreciation	(828,370)

Net unrealized appreciation	$12,181,218

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,403,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Entertainment (0.8%)
Live Nation Entertainment, Inc.*	11,268	$953,836

Interactive Media & Services (0.6%)
Twitter, Inc.*	11,714	745,362

Media (1.2%)
Liberty Broadband Corp., Class C*	5,552	833,633
ViacomCBS, Inc.	14,131	637,308

		1,470,941

Total Communication Services		3,170,139

Consumer Discretionary (12.9%)
Auto Components (1.3%)
Aptiv plc*	11,444	1,578,128

Hotels, Restaurants & Leisure (3.6%)
Royal Caribbean Cruises Ltd.*	10,932	935,889
Wyndham Hotels & Resorts, Inc.	16,077	1,121,853
Wynn Resorts Ltd.*	10,965	1,374,682
Yum! Brands, Inc.	8,872	959,773

		4,392,197

Internet & Direct Marketing Retail (1.1%)
Expedia Group, Inc.*	7,920	1,363,190

Leisure Products (1.0%)
Brunswick Corp.	12,075	1,151,593

Multiline Retail (0.8%)
Dollar Tree, Inc.*	8,705	996,374

Specialty Retail (4.2%)
Advance Auto Parts, Inc.	8,252	1,514,159
Burlington Stores, Inc.*	3,960	1,183,248
L Brands, Inc.*	23,851	1,475,423
RH*	1,603	956,350

		5,129,180

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	20,238	1,032,138

Total Consumer Discretionary		15,642,800

Consumer Staples (4.2%)
Beverages (1.9%)
Coca-Cola European Partners plc	21,808	1,137,505
Constellation Brands, Inc., Class A	5,181	1,181,268

		2,318,773

Food & Staples Retailing (0.5%)
Performance Food Group Co.*	10,536	606,979

Food Products (1.8%)
McCormick & Co., Inc. (Non-Voting)	7,638	681,004
Nomad Foods Ltd.*	54,376	1,493,165

		2,174,169

Total Consumer Staples		5,099,921

Energy (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Cheniere Energy, Inc.*	18,105	1,303,741
Hess Corp.	19,927	1,410,035
Marathon Petroleum Corp.	8,309	444,448
Phillips 66	5,536	451,405
Pioneer Natural Resources Co.	10,195	1,619,170

Total Energy		5,228,799

Financials (16.4%)
Banks (6.1%)
East West Bancorp, Inc.	20,305	1,498,509
M&T Bank Corp.	12,783	1,938,030
Pinnacle Financial Partners, Inc.	18,301	1,622,567
Signature Bank	4,272	965,899
SVB Financial Group*	2,889	1,426,184

		7,451,189

Capital Markets (2.2%)
Bank of New York Mellon Corp. (The)	19,744	933,694
Carlyle Group, Inc. (The)	19,741	725,679
Raymond James Financial, Inc.	8,374	1,026,318

		2,685,691

Consumer Finance (1.7%)
Ally Financial, Inc.	20,685	935,169
Discover Financial Services	11,949	1,135,035

		2,070,204

Insurance (6.4%)
Alleghany Corp.*	933	584,329
American Financial Group, Inc.	8,884	1,013,664
Arch Capital Group Ltd.*	28,265	1,084,528
Arthur J Gallagher & Co.	7,121	888,487
Athene Holding Ltd., Class A*	14,041	707,666
Brown & Brown, Inc.	13,707	626,547
Globe Life, Inc.	7,289	704,336
Hartford Financial Services Group, Inc. (The)	11,563	772,293
Markel Corp.*	1,193	1,359,567

		7,741,417

Total Financials		19,948,501

Health Care (7.4%)
Biotechnology (0.8%)
Ionis Pharmaceuticals, Inc.*	10,168	457,154
Neurocrine Biosciences, Inc.*	5,433	528,359

		985,513

Health Care Equipment & Supplies (3.2%)
Cooper Cos., Inc. (The)	2,864	1,100,034
Hologic, Inc.*	6,584	489,718
Zimmer Biomet Holdings, Inc.	14,367	2,299,869

		3,889,621

Health Care Providers & Services (1.1%)
Centene Corp.*	8,127	519,397
Quest Diagnostics, Inc.	6,171	791,986

		1,311,383

Health Care Technology (0.3%)
Certara, Inc.*	14,034	383,128

Life Sciences Tools & Services (0.8%)
PerkinElmer, Inc.	6,944	890,846

Pharmaceuticals (1.2%)
Catalent, Inc.*	13,937	1,467,705

Total Health Care		8,928,196

Industrials (16.4%)
Aerospace & Defense (1.2%)
L3Harris Technologies, Inc.	3,188	646,144
TransDigm Group, Inc.*	1,275	749,598

		1,395,742

Airlines (2.0%)
JetBlue Airways Corp.*	40,985	833,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	28,130	$1,618,600

		2,452,235

Building Products (0.8%)
Trane Technologies plc	5,891	975,314

Electrical Equipment (3.2%)
AMETEK, Inc.	17,509	2,236,425
Rockwell Automation, Inc.	6,230	1,653,691

		3,890,116

Machinery (5.8%)
Cummins, Inc.	6,200	1,606,482
Fortive Corp.	20,758	1,466,345
Graco, Inc.	14,282	1,022,877
IDEX Corp.	4,320	904,262
ITT, Inc.	22,165	2,015,020

		7,014,986

Professional Services (0.7%)
Booz Allen Hamilton Holding Corp.	10,734	864,409

Road & Rail (1.9%)
Old Dominion Freight Line, Inc.	7,054	1,695,852
Saia, Inc.*	2,703	623,258

		2,319,110

Trading Companies & Distributors (0.8%)
Fastenal Co.	19,791	995,091

Total Industrials		19,907,003

Information Technology (10.0%)
Communications Equipment (2.1%)
Juniper Networks, Inc.	22,010	557,513
Motorola Solutions, Inc.	4,971	934,797
Viavi Solutions, Inc.*	66,732	1,047,692

		2,540,002

Electronic Equipment, Instruments & Components (0.6%)
Vontier Corp.*	22,612	684,465

IT Services (0.4%)
WEX, Inc.*	2,218	464,050

Semiconductors & Semiconductor Equipment (6.3%)
Cree, Inc.*	6,744	729,229
Entegris, Inc.	7,959	889,816
Marvell Technology Group Ltd.	49,858	2,442,045
Microchip Technology, Inc.	7,477	1,160,580
MKS Instruments, Inc.	5,958	1,104,732
ON Semiconductor Corp.*	33,238	1,383,033

		7,709,435

Software (0.6%)
Splunk, Inc.*	5,336	722,922

Total Information Technology		12,120,874

Materials (8.0%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	11,319	1,004,788
Corteva, Inc.	46,160	2,151,979

		3,156,767

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	3,550	1,192,161

Containers & Packaging (2.4%)
Ball Corp.	19,785	1,676,581
Packaging Corp. of America	9,793	1,316,962

		2,993,543

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	25,368	534,250
Freeport-McMoRan, Inc.*	57,021	1,877,702

		2,411,952

Total Materials		9,754,423

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (10.6%)
Alexandria Real Estate Equities, Inc. (REIT)	5,801	953,104
AvalonBay Communities, Inc. (REIT)	5,665	1,045,249
Boston Properties, Inc. (REIT)	14,142	1,432,019
Camden Property Trust (REIT)	7,102	780,581
CubeSmart (REIT)	17,459	660,474
Duke Realty Corp. (REIT)	38,649	1,620,553
Equity LifeStyle Properties, Inc. (REIT)	12,489	794,800
Essex Property Trust, Inc. (REIT)	2,835	770,666
Healthpeak Properties, Inc. (REIT)	32,487	1,031,137
Highwoods Properties, Inc. (REIT)	19,876	853,476
Invitation Homes, Inc. (REIT)	23,689	757,811
Life Storage, Inc. (REIT)(x)	950	81,653
Ryman Hospitality Properties, Inc. (REIT)*	8,765	679,375
Welltower, Inc. (REIT)	18,683	1,338,263

Total Real Estate		12,799,161

Utilities (6.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	17,981	973,851
Xcel Energy, Inc.	13,641	907,263

		1,881,114

Gas Utilities (0.7%)
Atmos Energy Corp.	8,136	804,244

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	18,796	503,921
NextEra Energy Partners LP	9,795	713,859

		1,217,780

Multi-Utilities (2.5%)
Ameren Corp.	14,316	1,164,750
CMS Energy Corp.	17,764	1,087,512
Public Service Enterprise Group, Inc.	13,196	794,531

		3,046,793

Water Utilities (0.6%)
American Water Works Co., Inc.	5,163	774,037

Total Utilities		7,723,968

Total Common Stocks (99.2%) (Cost $91,623,531)		120,323,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.2%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $250,679, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $255,692.(xx)	$250,679	$250,679

Total Short-Term Investment (0.2%) (Cost $250,679)		250,679

Total Investments in Securities (99.4%) (Cost $91,874,210)		120,574,464
Other Assets Less Liabilities (0.6%)		707,228

Net Assets (100%)		$121,281,692

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $241,323. This was collateralized by cash of $250,679 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,170,139	$—	$—	$3,170,139
Consumer Discretionary	15,642,800	—	—	15,642,800
Consumer Staples	5,099,921	—	—	5,099,921
Energy	5,228,799	—	—	5,228,799
Financials	19,948,501	—	—	19,948,501
Health Care	8,928,196	—	—	8,928,196
Industrials	19,907,003	—	—	19,907,003
Information Technology	12,120,874	—	—	12,120,874
Materials	9,754,423	—	—	9,754,423
Real Estate	12,799,161	—	—	12,799,161
Utilities	7,723,968	—	—	7,723,968
Short-Term Investment
Repurchase Agreement	—	250,679	—	250,679

Total Assets	$120,323,785	$250,679	$—	$120,574,464

Total Liabilities	$—	$—	$—	$—

Total	$120,323,785	$250,679	$—	$120,574,464

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,871,692
Aggregate gross unrealized depreciation	(1,338,605)

Net unrealized appreciation	$28,533,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$92,041,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	47,281	$1,431,196
Lumen Technologies, Inc.	6,551	87,456
Verizon Communications, Inc.	27,456	1,596,566

		3,115,218

Entertainment (0.7%)
Activision Blizzard, Inc.	5,128	476,904
Electronic Arts, Inc.	1,925	260,587
Live Nation Entertainment, Inc.*	949	80,333
Netflix, Inc.*	2,931	1,528,986
Take-Two Interactive Software, Inc.*	763	134,822
Walt Disney Co. (The)*	12,012	2,216,454

		4,698,086

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	1,995	4,114,727
Alphabet, Inc., Class C*	1,926	3,984,181
Facebook, Inc., Class A*	15,950	4,697,754
Twitter, Inc.*	5,277	335,776

		13,132,438

Media (0.4%)
Charter Communications, Inc., Class A*	968	597,275
Comcast Corp., Class A	30,294	1,639,208
Discovery, Inc., Class A*	1,064	46,241
Discovery, Inc., Class C*	1,957	72,194
Fox Corp., Class A	2,240	80,887
Fox Corp., Class B	1,026	35,838
Interpublic Group of Cos., Inc. (The)	2,588	75,570
News Corp., Class A	2,594	65,965
News Corp., Class B	808	18,956
Omnicom Group, Inc.	1,426	105,738
ViacomCBS, Inc.	3,749	169,080

		2,906,952

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,871	484,997

Total Communication Services		24,337,691

Consumer Discretionary (3.8%)
Auto Components (0.1%)
Aptiv plc*	1,792	247,117
BorgWarner, Inc.	1,622	75,196

		322,313

Automobiles (0.6%)
Ford Motor Co.*	25,927	317,606
General Motors Co.*	8,357	480,193
Tesla, Inc.*	5,031	3,360,356

		4,158,155

Distributors (0.0%)
Genuine Parts Co.	957	110,620
LKQ Corp.*	1,858	78,649
Pool Corp.	266	91,834

		281,103

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.*	5,293	140,476
Chipotle Mexican Grill, Inc.*	186	264,273
Darden Restaurants, Inc.	864	122,688
Domino’s Pizza, Inc.	261	95,993
Hilton Worldwide Holdings, Inc.*	1,841	222,614
Las Vegas Sands Corp.*	2,179	132,396
Marriott International, Inc., Class A*	1,765	261,414
McDonald’s Corp.	4,944	1,108,148
MGM Resorts International	2,720	103,333
Norwegian Cruise Line Holdings Ltd.(x)*	2,094	57,773
Royal Caribbean Cruises Ltd.*	1,235	105,728
Starbucks Corp.	7,787	850,886
Wynn Resorts Ltd.*	691	86,631
Yum! Brands, Inc.	2,002	216,576

		3,768,929

Household Durables (0.1%)
DR Horton, Inc.	2,200	196,064
Garmin Ltd.	990	130,532
Leggett & Platt, Inc.	879	40,126
Lennar Corp., Class A	1,825	184,745
Mohawk Industries, Inc.*	397	76,347
Newell Brands, Inc.	2,506	67,111
NVR, Inc.*	23	108,351
PulteGroup, Inc.	1,779	93,291
Whirlpool Corp.	415	91,445

		988,012

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	2,830	8,756,246
Booking Holdings, Inc.*	272	633,717
eBay, Inc.	4,345	266,088
Etsy, Inc.*	837	168,798
Expedia Group, Inc.*	902	155,252

		9,980,101

Leisure Products (0.0%)
Hasbro, Inc.	846	81,317

Multiline Retail (0.2%)
Dollar General Corp.	1,626	329,460
Dollar Tree, Inc.*	1,560	178,557
Target Corp.	3,323	658,187

		1,166,204

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	450	82,570
AutoZone, Inc.*	154	216,262
Best Buy Co., Inc.	1,529	175,544
CarMax, Inc.*	1,089	144,467
Gap, Inc. (The)*	1,365	40,650
Home Depot, Inc. (The)	7,143	2,180,401
L Brands, Inc.*	1,550	95,883
Lowe’s Cos., Inc.	4,862	924,655
O’Reilly Automotive, Inc.*	481	243,987
Ross Stores, Inc.	2,362	283,227
TJX Cos., Inc. (The)	7,966	526,951
Tractor Supply Co.	773	136,883
Ulta Beauty, Inc.*	374	115,630

		5,167,110

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	2,311	45,457
NIKE, Inc., Class B	8,326	1,106,442
PVH Corp.*	472	49,891
Ralph Lauren Corp.*	320	39,411
Tapestry, Inc.*	1,841	75,868
Under Armour, Inc., Class A*	1,251	27,722
Under Armour, Inc., Class C*	1,291	23,832
VF Corp.	2,122	169,590

		1,538,213

Total Consumer Discretionary		27,451,457

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	1,211	83,523
Coca-Cola Co. (The)	25,662	1,352,644
Constellation Brands, Inc., Class A	1,125	256,500
Molson Coors Beverage Co., Class B*	1,248	63,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	2,452	$223,353
PepsiCo, Inc.	9,169	1,296,955

		3,276,810

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	2,928	1,032,062
Kroger Co. (The)	5,138	184,917
Sysco Corp.	3,380	266,141
Walgreens Boots Alliance, Inc.	4,769	261,818
Walmart, Inc.	9,198	1,249,364

		2,994,302

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,692	210,444
Campbell Soup Co.	1,344	67,563
Conagra Brands, Inc.	3,241	121,862
General Mills, Inc.	4,056	248,714
Hershey Co. (The)	979	154,839
Hormel Foods Corp.	1,863	89,014
JM Smucker Co. (The)	757	95,783
Kellogg Co.	1,688	106,850
Kraft Heinz Co. (The)	4,299	171,960
Lamb Weston Holdings, Inc.	971	75,233
McCormick & Co., Inc. (Non-Voting)	1,650	147,114
Mondelez International, Inc., Class A	9,489	555,391
Tyson Foods, Inc., Class A	1,952	145,034

		2,189,801

Household Products (0.5%)
Church & Dwight Co., Inc.	1,648	143,953
Clorox Co. (The)	836	161,248
Colgate-Palmolive Co.	5,687	448,306
Kimberly-Clark Corp.	2,257	313,836
Procter & Gamble Co. (The)	16,452	2,228,094

		3,295,437

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,503	437,147

Tobacco (0.2%)
Altria Group, Inc.	12,331	630,854
Philip Morris International, Inc.	10,333	916,950

		1,547,804

Total Consumer Staples		13,741,301

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,550	98,325
Halliburton Co.	5,865	125,863
NOV, Inc.*	2,576	35,343
Schlumberger NV	9,236	251,127

		510,658

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.*	2,505	44,839
Cabot Oil & Gas Corp.	2,645	49,673
Chevron Corp.	12,773	1,338,483
ConocoPhillips	8,987	476,041
Devon Energy Corp.	3,925	85,761
Diamondback Energy, Inc.	1,048	77,018
EOG Resources, Inc.	3,871	280,764
Exxon Mobil Corp.	28,054	1,566,255
Hess Corp.	1,813	128,288
HollyFrontier Corp.	989	35,386
Kinder Morgan, Inc.	12,917	215,068
Marathon Oil Corp.	5,238	55,942
Marathon Petroleum Corp.	4,317	230,916
Occidental Petroleum Corp.	5,561	148,034
ONEOK, Inc.	2,949	149,396
Phillips 66	2,898	236,303
Pioneer Natural Resources Co.	1,342	213,136
Valero Energy Corp.	2,706	193,750
Williams Cos., Inc. (The)	8,052	190,752

		5,715,805

Total Energy		6,226,463

Financials (3.4%)
Banks (1.4%)
Bank of America Corp.	50,510	1,954,232
Citigroup, Inc.	13,814	1,004,969
Citizens Financial Group, Inc.	2,834	125,121
Comerica, Inc.	923	66,216
Fifth Third Bancorp	4,727	177,026
First Republic Bank	1,154	192,430
Huntington Bancshares, Inc.	6,750	106,110
JPMorgan Chase & Co.	20,225	3,078,852
KeyCorp	6,479	129,450
M&T Bank Corp.	851	129,020
People’s United Financial, Inc.	2,819	50,460
PNC Financial Services Group, Inc. (The)	2,811	493,078
Regions Financial Corp.	6,373	131,666
SVB Financial Group*	344	169,819
Truist Financial Corp.	8,945	521,672
US Bancorp	9,096	503,100
Wells Fargo & Co.	27,432	1,071,768
Zions Bancorp NA	1,088	59,796

		9,964,785

Capital Markets (0.8%)
Ameriprise Financial, Inc.	783	182,008
Bank of New York Mellon Corp. (The)	5,409	255,792
BlackRock, Inc.	941	709,476
Cboe Global Markets, Inc.	717	70,761
Charles Schwab Corp. (The)	9,897	645,086
CME Group, Inc.	2,382	486,476
Franklin Resources, Inc.	1,808	53,517
Intercontinental Exchange, Inc.	3,724	415,896
Invesco Ltd.	2,499	63,025
MarketAxess Holdings, Inc.	252	125,476
Moody’s Corp.	1,072	320,110
Morgan Stanley	9,483	736,450
MSCI, Inc.	550	230,604
Nasdaq, Inc.	762	112,364
Northern Trust Corp.	1,381	145,157
Raymond James Financial, Inc.	809	99,151
S&P Global, Inc.	1,596	563,181
State Street Corp.	2,341	196,667
T. Rowe Price Group, Inc.	1,502	257,743

		5,668,940

Consumer Finance (0.2%)
American Express Co.	4,327	612,011
Capital One Financial Corp.	3,035	386,143
Discover Financial Services	2,034	193,210
Synchrony Financial	3,602	146,457

		1,337,821

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	12,912	3,298,629

Insurance (0.6%)
Aflac, Inc.	4,334	221,814
Allstate Corp. (The)	2,017	231,753
American International Group, Inc.	5,716	264,136
Aon plc, Class A	1,517	349,077
Arthur J Gallagher & Co.	1,276	159,207
Assurant, Inc.	394	55,857
Chubb Ltd.	2,995	473,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	993	$102,368
Everest Re Group Ltd.	265	65,670
Globe Life, Inc.	639	61,747
Hartford Financial Services Group, Inc. (The)	2,378	158,827
Lincoln National Corp.	1,205	75,035
Loews Corp.	1,550	79,484
Marsh & McLennan Cos., Inc.	3,365	409,857
MetLife, Inc.	5,075	308,509
Principal Financial Group, Inc.	1,695	101,632
Progressive Corp. (The)	3,885	371,445
Prudential Financial, Inc.	2,627	239,320
Travelers Cos., Inc. (The)	1,681	252,823
Unum Group	1,351	37,598
W R Berkley Corp.	934	70,377
Willis Towers Watson plc	1,000	228,880

		4,318,536

Total Financials		24,588,711

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.	11,714	1,267,689
Alexion Pharmaceuticals, Inc.*	1,452	222,025
Amgen, Inc.	3,863	961,153
Biogen, Inc.*	1,021	285,625
Gilead Sciences, Inc.	8,317	537,528
Incyte Corp.*	1,235	100,369
Regeneron Pharmaceuticals, Inc.*	696	329,305
Vertex Pharmaceuticals, Inc.*	1,725	370,685

		4,074,379

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	11,760	1,409,318
ABIOMED, Inc.*	300	95,619
Align Technology, Inc.*	476	257,768
Baxter International, Inc.	3,389	285,828
Becton Dickinson and Co.	1,924	467,821
Boston Scientific Corp.*	9,501	367,214
Cooper Cos., Inc. (The)	325	124,829
Danaher Corp.	4,195	944,211
Dentsply Sirona, Inc.	1,450	92,525
Dexcom, Inc.*	637	228,931
Edwards Lifesciences Corp.*	4,135	345,851
Hologic, Inc.*	1,705	126,818
IDEXX Laboratories, Inc.*	566	276,950
Intuitive Surgical, Inc.*	780	576,373
Medtronic plc	8,931	1,055,019
ResMed, Inc.	962	186,647
STERIS plc	566	107,812
Stryker Corp.	2,169	528,325
Teleflex, Inc.	309	128,377
Varian Medical Systems, Inc.*	606	106,977
West Pharmaceutical Services, Inc.	491	138,354
Zimmer Biomet Holdings, Inc.	1,375	220,110

		8,071,677

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	976	115,236
Anthem, Inc.	1,650	592,268
Cardinal Health, Inc.	1,947	118,280
Centene Corp.*	3,847	245,862
Cigna Corp.	2,397	579,451
CVS Health Corp.	8,685	653,373
DaVita, Inc.*	490	52,807
HCA Healthcare, Inc.	1,751	329,783
Henry Schein, Inc.*	947	65,570
Humana, Inc.	878	368,101
Laboratory Corp. of America Holdings*	646	164,749
McKesson Corp.	1,065	207,718
Quest Diagnostics, Inc.	894	114,736
UnitedHealth Group, Inc.	6,295	2,342,181
Universal Health Services, Inc., Class B	516	68,829

		6,018,944

Health Care Technology (0.0%)
Cerner Corp.	2,034	146,204

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,030	258,094
Bio-Rad Laboratories, Inc., Class A*	143	81,677
Illumina, Inc.*	969	372,154
IQVIA Holdings, Inc.*	1,272	245,674
Mettler-Toledo International, Inc.*	158	182,599
PerkinElmer, Inc.	743	95,320
Thermo Fisher Scientific, Inc.	2,630	1,200,280
Waters Corp.*	412	117,078

		2,552,876

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	14,993	946,508
Catalent, Inc.*	1,093	115,104
Eli Lilly and Co.	5,268	984,168
Johnson & Johnson	17,467	2,870,702
Merck & Co., Inc.	16,787	1,294,110
Perrigo Co. plc	906	36,666
Pfizer, Inc.	36,880	1,336,162
Viatris, Inc.*	8,005	111,830
Zoetis, Inc.	3,153	496,534

		8,191,784

Total Health Care		29,055,864

Industrials (2.7%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,521	896,869
General Dynamics Corp.	1,542	279,965
Howmet Aerospace, Inc.*	2,589	83,185
Huntington Ingalls Industries, Inc.	269	55,374
L3Harris Technologies, Inc.	1,394	282,536
Lockheed Martin Corp.	1,634	603,763
Northrop Grumman Corp.	1,029	333,026
Raytheon Technologies Corp.	10,077	778,650
Teledyne Technologies, Inc.*	245	101,344
Textron, Inc.	1,519	85,185
TransDigm Group, Inc.*	361	212,239

		3,712,136

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	902	86,078
Expeditors International of Washington, Inc.	1,123	120,936
FedEx Corp.	1,603	455,316
United Parcel Service, Inc., Class B	4,745	806,602

		1,468,932

Airlines (0.1%)
Alaska Air Group, Inc.*	821	56,821
American Airlines Group, Inc.(x)*	4,052	96,843
Delta Air Lines, Inc.*	4,231	204,272
Southwest Airlines Co.*	3,916	239,111
United Airlines Holdings, Inc.*	1,942	111,743

		708,790

Building Products (0.1%)
A O Smith Corp.	899	60,781
Allegion plc	611	76,754
Carrier Global Corp.	5,405	228,199
Fortune Brands Home & Security, Inc.	922	88,346
Johnson Controls International plc	4,803	286,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	1,736	$103,987
Trane Technologies plc	1,593	263,737

		1,108,399

Commercial Services & Supplies (0.1%)
Cintas Corp.	583	198,984
Copart, Inc.*	1,379	149,773
Republic Services, Inc.	1,396	138,693
Rollins, Inc.	1,468	50,528
Waste Management, Inc.	2,580	332,872

		870,850

Construction & Engineering (0.0%)
Quanta Services, Inc.	921	81,030

Electrical Equipment (0.2%)
AMETEK, Inc.	1,526	194,916
Eaton Corp. plc	2,645	365,751
Emerson Electric Co.	3,968	357,993
Rockwell Automation, Inc.	771	204,654

		1,123,314

Industrial Conglomerates (0.4%)
3M Co.	3,827	737,386
General Electric Co.	58,121	763,129
Honeywell International, Inc.	4,656	1,010,678
Roper Technologies, Inc.	696	280,725

		2,791,918

Machinery (0.6%)
Caterpillar, Inc.	3,604	835,659
Cummins, Inc.	982	254,446
Deere & Co.	2,079	777,837
Dover Corp.	956	131,096
Flowserve Corp.	864	33,532
Fortive Corp.	2,237	158,022
IDEX Corp.	502	105,079
Illinois Tool Works, Inc.	1,911	423,325
Ingersoll Rand, Inc.*	2,466	121,352
Otis Worldwide Corp.	2,702	184,952
PACCAR, Inc.	2,299	213,623
Parker-Hannifin Corp.	855	269,693
Pentair plc	1,104	68,801
Snap-on, Inc.	360	83,066
Stanley Black & Decker, Inc.	1,063	212,249
Westinghouse Air Brake Technologies Corp.	1,187	93,963
Xylem, Inc.	1,196	125,795

		4,092,490

Professional Services (0.1%)
Equifax, Inc.	807	146,172
IHS Markit Ltd.	2,473	239,337
Jacobs Engineering Group, Inc.	860	111,172
Leidos Holdings, Inc.	888	85,497
Nielsen Holdings plc	2,369	59,580
Robert Half International, Inc.	756	59,021
Verisk Analytics, Inc.	1,079	190,648

		891,427

Road & Rail (0.3%)
CSX Corp.	5,074	489,235
JB Hunt Transport Services, Inc.	554	93,111
Kansas City Southern	621	163,894
Norfolk Southern Corp.	1,685	452,456
Old Dominion Freight Line, Inc.	638	153,382
Union Pacific Corp.	4,471	985,453

		2,337,531

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,809	191,517
United Rentals, Inc.*	479	157,739
WW Grainger, Inc.	299	119,878

		469,134

Total Industrials		19,655,951

Information Technology (8.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	361	108,982
Cisco Systems, Inc.	28,036	1,449,742
F5 Networks, Inc.*	409	85,326
Juniper Networks, Inc.	2,188	55,422
Motorola Solutions, Inc.	1,125	211,556

		1,911,028

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,970	261,901
CDW Corp.	949	157,297
Corning, Inc.	5,069	220,552
FLIR Systems, Inc.	870	49,129
IPG Photonics Corp.*	237	49,993
Keysight Technologies, Inc.*	1,229	176,239
TE Connectivity Ltd.	2,194	283,267
Trimble, Inc.*	1,660	129,131
Vontier Corp.*	1,118	33,842
Zebra Technologies Corp., Class A*	354	171,754

		1,533,105

IT Services (1.6%)
Accenture plc, Class A	4,204	1,161,355
Akamai Technologies, Inc.*	1,080	110,052
Automatic Data Processing, Inc.	2,845	536,197
Broadridge Financial Solutions, Inc.	767	117,428
Cognizant Technology Solutions Corp., Class A	3,547	277,092
DXC Technology Co.*	1,688	52,767
Fidelity National Information Services, Inc.	4,117	578,891
Fiserv, Inc.*	3,815	454,138
FleetCor Technologies, Inc.*	553	148,552
Gartner, Inc.*	592	108,070
Global Payments, Inc.	1,986	400,338
International Business Machines Corp.	5,912	787,833
Jack Henry & Associates, Inc.	506	76,770
Mastercard, Inc., Class A	5,837	2,078,264
Paychex, Inc.	2,123	208,096
PayPal Holdings, Inc.*	7,774	1,887,838
VeriSign, Inc.*	666	132,374
Visa, Inc., Class A	11,251	2,382,174
Western Union Co. (The)	2,728	67,273

		11,565,502

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	7,980	626,430
Analog Devices, Inc.	2,452	380,256
Applied Materials, Inc.	6,060	809,616
Broadcom, Inc.	2,684	1,244,464
Enphase Energy, Inc.*	838	135,890
Intel Corp.	27,190	1,740,160
KLA Corp.	1,025	338,660
Lam Research Corp.	955	568,454
Maxim Integrated Products, Inc.	1,774	162,090
Microchip Technology, Inc.	1,728	268,220
Micron Technology, Inc.*	7,386	651,519
Monolithic Power Systems, Inc.	281	99,252
NVIDIA Corp.	4,107	2,192,851
Qorvo, Inc.*	757	138,304
QUALCOMM, Inc.	7,504	994,955
Skyworks Solutions, Inc.	1,102	202,195
Teradyne, Inc.	1,102	134,091
Texas Instruments, Inc.	6,091	1,151,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	1,626	$201,462

		12,040,007

Software (2.6%)
Adobe, Inc.*	3,183	1,513,103
ANSYS, Inc.*	570	193,549
Autodesk, Inc.*	1,459	404,362
Cadence Design Systems, Inc.*	1,851	253,568
Citrix Systems, Inc.	817	114,674
Fortinet, Inc.*	894	164,871
Intuit, Inc.	1,743	667,674
Microsoft Corp.	50,164	11,827,166
NortonLifeLock, Inc.	3,927	83,488
Oracle Corp.	12,586	883,160
Paycom Software, Inc.*	325	120,270
salesforce.com, Inc.*	6,071	1,286,263
ServiceNow, Inc.*	1,294	647,142
Synopsys, Inc.*	1,013	251,001
Tyler Technologies, Inc.*	268	113,774

		18,524,065

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	106,038	12,952,542
Hewlett Packard Enterprise Co.	8,539	134,404
HP, Inc.	9,113	289,338
NetApp, Inc.	1,482	107,697
Seagate Technology plc	1,483	113,820
Western Digital Corp.	2,019	134,768
Xerox Holdings Corp.	1,106	26,842

		13,759,411

Total Information Technology		59,333,118

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,467	412,726
Albemarle Corp.	765	111,774
Celanese Corp.	776	116,253
CF Industries Holdings, Inc.	1,419	64,394
Corteva, Inc.	4,943	230,443
Dow, Inc.	4,921	314,649
DuPont de Nemours, Inc.	3,559	275,040
Eastman Chemical Co.	899	98,998
Ecolab, Inc.	1,648	352,787
FMC Corp.	861	95,235
International Flavors & Fragrances, Inc.	1,650	230,357
Linde plc	3,482	975,448
LyondellBasell Industries NV, Class A	1,706	177,509
Mosaic Co. (The)	2,289	72,355
PPG Industries, Inc.	1,567	235,457
Sherwin-Williams Co. (The)	542	400,001

		4,163,426

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	413	138,694
Vulcan Materials Co.	879	148,331

		287,025

Containers & Packaging (0.1%)
Amcor plc	10,407	121,554
Avery Dennison Corp.	553	101,558
Ball Corp.	2,170	183,886
International Paper Co.	2,608	141,014
Packaging Corp. of America	629	84,588
Sealed Air Corp.	1,029	47,149
Westrock Co.	1,743	90,723

		770,472

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	9,640	317,445
Newmont Corp.	5,330	321,239
Nucor Corp.	2,003	160,781

		799,465

Total Materials		6,020,388

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	822	135,055
American Tower Corp. (REIT)	2,947	704,510
AvalonBay Communities, Inc. (REIT)	926	170,856
Boston Properties, Inc. (REIT)	940	95,184
Crown Castle International Corp. (REIT)	2,862	492,636
Digital Realty Trust, Inc. (REIT)	1,859	261,822
Duke Realty Corp. (REIT)	2,468	103,483
Equinix, Inc. (REIT)	591	401,638
Equity Residential (REIT)	2,272	162,743
Essex Property Trust, Inc. (REIT)	433	117,707
Extra Space Storage, Inc. (REIT)	857	113,595
Federal Realty Investment Trust (REIT)	457	46,363
Healthpeak Properties, Inc. (REIT)	3,572	113,375
Host Hotels & Resorts, Inc. (REIT)*	4,680	78,858
Iron Mountain, Inc. (REIT)	1,912	70,763
Kimco Realty Corp. (REIT)	2,870	53,813
Mid-America Apartment Communities, Inc. (REIT)	759	109,569
Prologis, Inc. (REIT)	4,905	519,930
Public Storage (REIT)	1,009	248,981
Realty Income Corp. (REIT)	2,329	147,892
Regency Centers Corp. (REIT)	1,047	59,375
SBA Communications Corp. (REIT)	737	204,554
Simon Property Group, Inc. (REIT)	2,176	247,564
SL Green Realty Corp. (REIT)(x)	482	33,735
UDR, Inc. (REIT)	1,954	85,702
Ventas, Inc. (REIT)	2,485	132,550
Vornado Realty Trust (REIT)	1,041	47,251
Welltower, Inc. (REIT)	2,769	198,344
Weyerhaeuser Co. (REIT)	4,952	176,291

		5,334,139

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,226	176,099

Total Real Estate		5,510,238

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,657	89,743
American Electric Power Co., Inc.	3,294	279,002
Duke Energy Corp.	4,883	471,356
Edison International	2,511	147,145
Entergy Corp.	1,329	132,196
Evergy, Inc.	1,505	89,593
Eversource Energy	2,275	196,992
Exelon Corp.	6,473	283,129
FirstEnergy Corp.	3,600	124,884
NextEra Energy, Inc.	12,998	982,779
NRG Energy, Inc.	1,620	61,122
Pinnacle West Capital Corp.	747	60,768
PPL Corp.	5,101	147,113
Southern Co. (The)	7,008	435,617
Xcel Energy, Inc.	3,486	231,854

		3,733,293

Gas Utilities (0.0%)
Atmos Energy Corp.	835	82,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	4,413	$118,312

Multi-Utilities (0.3%)
Ameren Corp.	1,640	133,430
CenterPoint Energy, Inc.	3,615	81,880
CMS Energy Corp.	1,900	116,318
Consolidated Edison, Inc.	2,270	169,796
Dominion Energy, Inc.	5,413	411,171
DTE Energy Co.	1,284	170,952
NiSource, Inc.	2,543	61,312
Public Service Enterprise Group, Inc.	3,356	202,065
Sempra Energy	1,914	253,758
WEC Energy Group, Inc.	2,093	195,884

		1,796,566

Water Utilities (0.0%)
American Water Works Co., Inc.	1,203	180,354

Total Utilities		5,911,065

Total Common Stocks (30.8%) (Cost $152,318,344)		221,832,247

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes 2.375%, 5/15/29	$294,140,000	312,385,416

Total Long-Term Debt Securities (43.4%) (Cost $319,627,201)		312,385,416

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.1%)
Goldman Sachs Financial Square Funds - Government Fund‡	35,492,488	35,492,488
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	34,768,951	34,768,951
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	34,405,983	34,405,983
JPMorgan Prime Money Market Fund, IM Shares	47,708,725	47,732,579

Total Investment Companies		152,400,001

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $75,725, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $77,240.(xx)	$75,725	75,725

Total Short-Term Investments (21.1%) (Cost $152,455,064)		152,475,726

Total Investments in Securities (95.3%) (Cost $624,400,609)		686,693,389
Other Assets Less Liabilities (4.7%)		33,514,648

Net Assets (100%)		$720,208,037

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $153,961. This was collateralized by $85,785 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $75,725 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	35,492,488	34,445,983	1,046,505	—	—	—	35,492,488	2,643	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	34,768,951	33,743,003	1,025,948	—	—	—	34,768,951	2,048	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	34,405,983	33,391,514	1,014,469	—	—	—	34,405,983	509	—

Total		101,580,500	3,086,922	—	—	—	104,667,422	5,200	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,191	6/2021	EUR	53,995,870	1,039,229
FTSE 100 Index	399	6/2021	GBP	36,741,352	(331,308)
Russell 2000 E-Mini Index	201	6/2021	USD	22,336,125	(1,271,697)
S&P Midcap 400 E-Mini Index	169	6/2021	USD	44,029,570	(594,413)
TOPIX Index	181	6/2021	JPY	31,941,657	816,807

					(341,382)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,337,691	$—	$—	$24,337,691
Consumer Discretionary	27,451,457	—	—	27,451,457
Consumer Staples	13,741,301	—	—	13,741,301
Energy	6,226,463	—	—	6,226,463
Financials	24,588,711	—	—	24,588,711
Health Care	29,055,864	—	—	29,055,864
Industrials	19,655,951	—	—	19,655,951
Information Technology	59,333,118	—	—	59,333,118
Materials	6,020,388	—	—	6,020,388
Real Estate	5,510,238	—	—	5,510,238
Utilities	5,911,065	—	—	5,911,065
Futures	1,856,036	—	—	1,856,036
Short-Term Investments
Investment Companies	152,400,001	—	—	152,400,001
Repurchase Agreement	—	75,725	—	75,725
U.S. Treasury Obligations	—	312,385,416	—	312,385,416

Total Assets	$376,088,284	$312,461,141	$—	$688,549,425

Liabilities:
Futures	$(2,197,418)	$—	$—	$(2,197,418)

Total Liabilities	$(2,197,418)	$—	$—	$(2,197,418)

Total	$373,890,866	$312,461,141	$—	$686,352,007

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,035,997
Aggregate gross unrealized depreciation	(14,267,815)

Net unrealized appreciation	$58,768,182

Federal income tax cost of investments in securities and derivative instruments, if applicable	$627,583,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Financials (0.3%)
Diversified Financial Services (0.3%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	$10,325,000	$10,631,194
Series KK
3.550%, 1/15/24	5,979,000	6,501,813
Series NN
3.250%, 6/15/25	2,500,000	2,746,557

		19,879,564

Total Financials		19,879,564

Total Corporate Bond		19,879,564

U.S. Government Agency Securities (49.7%)
FFCB
1.600%, 12/28/21	28,230,000	28,552,999
2.600%, 1/18/22	15,000,000	15,299,877
1.550%, 1/28/22	30,000,000	30,364,545
0.375%, 4/8/22	75,000,000	75,219,968
0.200%, 7/13/22	15,000,000	15,015,730
0.220%, 7/21/22	10,000,000	10,006,922
1.850%, 8/5/22	15,000,000	15,356,883
1.625%, 8/22/22	20,000,000	20,417,412
1.375%, 10/11/22	15,000,000	15,276,568
0.125%, 11/23/22	10,000,000	9,994,496
0.370%, 4/13/23	15,000,000	15,000,919
2.875%, 7/17/23	20,000,000	21,204,946
1.600%, 8/14/23	20,000,000	20,642,162
0.300%, 9/1/23	10,000,000	10,000,950
0.420%, 10/16/23	20,000,000	19,982,500
0.290%, 11/2/23	10,000,000	9,995,587
0.310%, 11/30/23	10,000,000	9,995,661
0.250%, 2/26/24	35,370,000	35,268,803
1.200%, 4/1/24	15,000,000	15,000,000
0.350%, 5/16/24	10,000,000	9,961,855
0.390%, 6/17/24	10,000,000	9,965,933
0.470%, 8/19/24	10,000,000	9,974,427
0.440%, 11/4/24	10,000,000	9,945,643
0.300%, 11/12/24	5,000,000	4,966,944
0.680%, 8/4/25	30,000,000	29,787,759
0.570%, 8/12/25	10,000,000	9,888,432
0.600%, 11/24/25	15,000,000	14,781,965
0.680%, 1/13/27	5,000,000	4,870,749
0.700%, 1/27/27	15,000,000	14,555,799
1.040%, 1/25/29	15,000,000	14,335,325
1.850%, 3/11/30	10,000,000	9,933,722
1.230%, 7/29/30	5,000,000	4,725,258
1.240%, 9/3/30	10,000,000	9,440,656
1.380%, 1/14/31	30,000,000	28,522,689
1.990%, 3/17/31	10,000,000	9,905,451
FHLB
3.000%, 10/12/21	50,000,000	50,771,735
2.625%, 12/10/21	9,825,000	9,998,158
1.625%, 12/20/21	14,035,000	14,190,185
2.125%, 6/10/22(x)	20,000,000	20,476,438
0.125%, 10/21/22	6,670,000	6,666,017
1.875%, 12/9/22	22,250,000	22,882,628
2.500%, 12/9/22	20,000,000	20,792,764
1.375%, 2/17/23	20,000,000	20,442,368
2.125%, 3/10/23	15,000,000	15,561,876
0.125%, 3/17/23	12,080,000	12,059,898
2.125%, 6/9/23	25,000,000	26,044,222
3.250%, 6/9/23	10,000,000	10,639,179
3.375%, 9/8/23	50,000,000	53,775,485
0.250%, 12/8/23	10,000,000	9,984,961
2.500%, 2/13/24(x)	51,865,000	55,133,206
0.500%, 3/12/24	50,000,000	49,990,955
2.875%, 6/14/24	13,085,000	14,098,759
1.500%, 8/15/24	47,875,000	49,578,838
2.875%, 9/13/24	46,180,000	49,935,242
2.750%, 12/13/24	40,000,000	43,182,240
2.375%, 3/14/25	10,000,000	10,667,815
0.500%, 4/14/25	41,290,000	40,918,910
0.500%, 6/13/25	20,000,000	19,789,720
3.125%, 6/13/25	10,000,000	10,970,610
0.375%, 9/4/25	56,620,000	55,570,192
0.550%, 1/20/26	5,000,000	4,905,486
0.625%, 1/22/26	25,000,000	24,610,427
0.650%, 1/28/26	15,000,000	14,779,012
0.700%, 1/28/26	20,000,000	19,747,140
0.600%, 2/12/26	10,000,000	9,822,553
0.680%, 2/24/26	5,000,000	4,926,981
0.750%, 2/24/26	25,000,000	24,694,130
0.650%, 2/26/26	10,000,000	9,839,351
0.830%, 2/10/27	10,000,000	9,762,572
0.900%, 2/26/27	10,000,000	9,793,440
1.100%, 2/25/28	15,000,000	14,622,120
3.250%, 6/9/28	25,000,000	28,037,172
1.000%, 8/16/28	5,000,000	4,776,332
3.250%, 11/16/28	66,335,000	74,533,243
FHLMC
2.375%, 1/13/22	100,000,000	101,806,920
0.250%, 6/8/22	10,000,000	10,017,723
0.300%, 6/30/22	15,000,000	15,010,795
0.125%, 7/25/22	12,130,000	12,127,050
0.350%, 1/27/23	10,000,000	10,005,848
0.375%, 4/20/23	25,000,000	25,077,372
0.375%, 5/5/23	25,000,000	25,091,330
2.750%, 6/19/23	100,000,000	105,555,630
0.250%, 6/26/23	8,960,000	8,963,443
0.250%, 8/24/23	25,710,000	25,701,750
0.250%, 9/8/23	11,315,000	11,316,735
0.125%, 10/16/23	3,785,000	3,769,391
0.320%, 11/2/23	20,000,000	20,012,692
0.250%, 11/6/23(x)	100,000,000	99,945,510
0.300%, 11/16/23	10,000,000	10,006,690
0.250%, 12/4/23	42,055,000	41,979,280
0.360%, 5/15/24	10,000,000	9,973,790
0.450%, 11/25/24	10,000,000	9,949,630
1.500%, 2/12/25	60,000,000	62,063,778
0.375%, 7/21/25	7,225,000	7,096,856
0.600%, 8/12/25	10,000,000	9,902,053
0.375%, 9/23/25	43,490,000	42,643,498
0.600%, 9/30/25	20,000,000	19,763,706
0.600%, 10/15/25	10,905,000	10,768,680
0.600%, 11/12/25	5,000,000	4,932,771
0.640%, 11/24/25	15,000,000	14,816,373
0.625%, 11/25/25	10,000,000	9,837,685
0.620%, 12/1/25	15,000,000	14,799,290
0.750%, 6/23/26	15,000,000	14,744,254
6.750%, 9/15/29(x)	20,000,000	28,162,180
FNMA
1.875%, 4/5/22	55,000,000	55,973,571
2.250%, 4/12/22	58,915,000	60,223,178
1.375%, 9/6/22	50,000,000	50,914,105
2.000%, 10/5/22	25,000,000	25,694,705
2.375%, 1/19/23	50,000,000	51,957,050
0.250%, 5/22/23	50,000,000	50,063,260
0.450%, 6/30/23	15,000,000	15,015,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.250%, 7/10/23	$9,090,000	$9,090,968
2.875%, 9/12/23	20,000,000	21,277,152
0.310%, 11/16/23	10,000,000	9,992,195
0.250%, 11/27/23(x)	25,430,000	25,398,747
2.500%, 2/5/24	61,045,000	64,802,936
1.750%, 7/2/24	50,000,000	52,140,630
2.625%, 9/6/24(x)	85,000,000	91,332,084
1.625%, 10/15/24	115,050,000	119,426,491
1.625%, 1/7/25	68,600,000	71,185,555
0.625%, 4/22/25	21,380,000	21,310,122
0.500%, 6/17/25	20,000,000	19,804,412
0.375%, 8/25/25	47,500,000	46,593,890
0.580%, 10/20/25	20,000,000	19,733,082
0.560%, 10/22/25	10,000,000	9,857,317
0.540%, 10/27/25	10,000,000	9,858,580
0.600%, 10/29/25	10,000,000	9,871,217
0.500%, 11/7/25	23,385,000	22,992,141
0.560%, 11/17/25	10,000,000	9,858,416
0.650%, 12/10/25	10,000,000	9,847,128
0.650%, 12/17/25	10,000,000	9,872,492
2.125%, 4/24/26	119,485,000	126,312,564
1.875%, 9/24/26	120,000,000	125,182,488
0.875%, 12/18/26	10,000,000	9,829,145
0.750%, 10/8/27	80,000,000	76,942,856
0.875%, 8/5/30	80,000,000	73,935,912
6.625%, 11/15/30	20,000,000	28,464,824
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	20,000,000	20,561,048
3.000%, 6/30/25	6,301,000	6,778,328
Iraq Government AID Bonds
2.149%, 1/18/22	19,135,000	19,427,911
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	22,527,302
5.500%, 4/26/24	27,579,000	31,812,975
Tennessee Valley Authority
1.875%, 8/15/22	12,000,000	12,284,990
2.875%, 9/15/24	20,000,000	21,618,684
0.750%, 5/15/25	8,330,000	8,320,701
6.750%, 11/1/25	15,779,000	19,912,767
2.875%, 2/1/27	48,000,000	52,471,455
Ukraine Government AID Bonds
1.471%, 9/29/21	25,000,000	25,152,722

Total U.S. Government Agency Securities		3,968,598,001

U.S. Treasury Obligations (39.0%)
U.S. Treasury Bonds
7.250%, 8/15/22	10,000,000	10,979,046
7.125%, 2/15/23	2,000,000	2,260,876
6.250%, 8/15/23	1,000,000	1,142,979
U.S. Treasury Notes
1.750%, 5/15/22	16,000,000	16,294,562
2.125%, 5/15/22	10,000,000	10,227,349
1.750%, 5/31/22	30,000,000	30,573,018
0.125%, 6/30/22	50,000,000	50,010,790
0.125%, 7/31/22	50,000,000	50,006,390
1.500%, 8/15/22	50,000,000	50,947,770
1.625%, 8/15/22	30,000,000	30,617,550
1.750%, 9/30/22	25,000,000	25,604,805
0.125%, 10/31/22	30,000,000	29,995,620
1.875%, 10/31/22	13,000,000	13,355,603
2.000%, 10/31/22	15,000,000	15,440,148
1.625%, 11/15/22	19,500,000	19,967,885
0.125%, 11/30/22	10,000,000	9,997,390
2.000%, 11/30/22	40,000,000	41,231,668
2.125%, 12/31/22	74,000,000	76,541,167
0.125%, 1/31/23	5,000,000	4,997,266
1.750%, 1/31/23	35,000,000	36,016,939
2.375%, 1/31/23	35,000,000	36,419,513
2.000%, 2/15/23	67,000,000	69,296,479
1.500%, 2/28/23	18,000,000	18,457,051
1.500%, 3/31/23	39,000,000	40,031,901
2.500%, 3/31/23	9,000,000	9,419,496
1.625%, 4/30/23	26,000,000	26,774,457
1.750%, 5/15/23	12,500,000	12,911,364
1.625%, 5/31/23	7,500,000	7,730,419
2.750%, 5/31/23	50,000,000	52,753,900
1.375%, 6/30/23	60,000,000	61,572,810
1.250%, 7/31/23	41,000,000	41,985,074
0.125%, 8/15/23	30,000,000	29,925,618
2.500%, 8/15/23	23,000,000	24,244,399
1.375%, 8/31/23	3,125,000	3,211,726
1.375%, 9/30/23	25,000,000	25,709,085
0.125%, 10/15/23	25,000,000	24,915,127
1.625%, 10/31/23	30,000,000	31,054,074
0.250%, 11/15/23	30,000,000	29,982,414
2.750%, 11/15/23	11,500,000	12,246,379
2.125%, 11/30/23	18,000,000	18,884,839
2.250%, 12/31/23	31,000,000	32,649,910
2.250%, 1/31/24	33,000,000	34,792,913
2.500%, 1/31/24	9,000,000	9,551,911
2.125%, 2/29/24	33,000,000	34,706,206
2.375%, 2/29/24	5,000,000	5,294,529
2.125%, 3/31/24	40,000,000	42,099,156
2.000%, 4/30/24	35,000,000	36,726,697
2.500%, 5/15/24	28,000,000	29,836,904
2.000%, 5/31/24	38,000,000	39,896,455
2.000%, 6/30/24	19,000,000	19,957,513
1.750%, 7/31/24	55,000,000	57,356,387
2.375%, 8/15/24	93,000,000	98,946,113
1.250%, 8/31/24	22,000,000	22,566,280
1.875%, 8/31/24	25,000,000	26,177,940
1.500%, 9/30/24	18,000,000	18,616,734
2.125%, 9/30/24	7,000,000	7,392,979
2.250%, 10/31/24	4,000,000	4,242,514
2.250%, 11/15/24	25,000,000	26,524,245
1.500%, 11/30/24	7,000,000	7,235,714
1.750%, 12/31/24	40,000,000	41,713,472
2.250%, 12/31/24	22,000,000	23,365,230
1.375%, 1/31/25	50,000,000	51,427,900
2.000%, 2/15/25	13,000,000	13,687,034
2.125%, 5/15/25	57,000,000	60,315,627
2.875%, 7/31/25	13,000,000	14,174,131
2.000%, 8/15/25	30,000,000	31,599,174
0.250%, 10/31/25	10,000,000	9,733,211
2.250%, 11/15/25	23,000,000	24,483,334
0.375%, 12/31/25	30,000,000	29,287,089
0.375%, 1/31/26	55,000,000	53,611,294
1.625%, 2/15/26	20,000,000	20,674,540
1.625%, 5/15/26	97,000,000	100,142,907
2.125%, 5/31/26	9,000,000	9,517,632
1.500%, 8/15/26	85,000,000	87,016,319
1.375%, 8/31/26	16,615,000	16,895,117
1.625%, 9/30/26	25,000,000	25,732,540
2.000%, 11/15/26	91,000,000	95,437,697
0.625%, 3/31/27	20,000,000	19,325,278
0.500%, 5/31/27	35,000,000	33,435,857
2.250%, 8/15/27	20,000,000	21,184,180
0.500%, 8/31/27	50,000,000	47,503,510
0.500%, 10/31/27	15,000,000	14,199,318
2.250%, 11/15/27	63,500,000	67,181,590
0.625%, 11/30/27	20,000,000	19,061,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/28	$26,600,000	$28,994,625
2.875%, 5/15/28	16,000,000	17,576,872
2.875%, 8/15/28	33,000,000	36,273,306
3.125%, 11/15/28	47,500,000	53,080,552
2.625%, 2/15/29	52,000,000	56,213,919
2.375%, 5/15/29	67,000,000	71,155,990
1.625%, 8/15/29	17,500,000	17,551,258
1.500%, 2/15/30	67,400,000	66,530,702
0.625%, 5/15/30	40,000,000	36,376,428
0.625%, 8/15/30	101,500,000	91,914,553
0.875%, 11/15/30(x)	12,000,000	11,088,632
1.125%, 2/15/31	40,000,000	37,755,864

Total U.S. Treasury Obligations		3,113,524,012

Total Long-Term Debt Securities (89.0%) (Cost $6,980,187,419)		7,102,001,577

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.6%)
iShares 1-3 Year Treasury Bond ETF	1,388,450	119,753,813
iShares 3-7 Year Treasury Bond ETF	6,067	788,043
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	122,354,008
Schwab Intermediate-Term U.S. Treasury ETF	950,000	53,589,500
Schwab Short-Term U.S. Treasury ETF(x)	950,000	48,744,500
Vanguard Intermediate-Term Treasury ETF	3,900,000	262,197,000
Vanguard Short-Term Treasury ETF(x)	3,900,000	239,928,000

Total Exchange Traded Funds (10.6%) (Cost $796,745,421)		847,354,864

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $62,118,975, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42;total market value $63,361,355.(xx)	$62,118,975	62,118,975
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $17,000,090, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22- 11/15/50; total market value $18,802,688.(xx)	17,000,000	17,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $20,000,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22- 11/15/50; total market value $22,120,809.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		99,118,975

Total Short-Term Investments (1.2%) (Cost $99,118,975)		99,118,975

Total Investments in Securities (100.8%) (Cost $7,876,051,815)		8,048,475,416
Other Assets Less Liabilities (-0.8%)		(66,368,778)

Net Assets (100%)		$7,982,106,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $104,869,419. This was collateralized by $8,052,998 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 4/22/21 - 2/15/51 and by cash of $99,118,975 which was subsequently invested in joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$19,879,564	$—	$19,879,564
Exchange Traded Funds	847,354,864	—	—	847,354,864
Short-Term Investments
Repurchase Agreements	—	99,118,975	—	99,118,975
U.S. Government Agency Securities	—	3,968,598,001	—	3,968,598,001
U.S. Treasury Obligations	—	3,113,524,012	—	3,113,524,012

Total Assets	$847,354,864	$7,201,120,552	$—	$8,048,475,416

Total Liabilities	$—	$—	$—	$—

Total	$847,354,864	$7,201,120,552	$—	$8,048,475,416

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,505,377
Aggregate gross unrealized depreciation	(48,883,407)

Net unrealized appreciation	$171,621,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,876,853,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
Afterpay Ltd.*	9,833	$758,069
AGL Energy Ltd.	26,103	191,326
AMP Ltd.	169,708	163,061
Ampol Ltd.	12,475	232,621
APA Group	56,626	430,963
Aristocrat Leisure Ltd.	26,065	680,050
ASX Ltd.	8,803	475,063
Aurizon Holdings Ltd.	90,593	268,359
AusNet Services	92,380	128,757
Australia & New Zealand Banking Group Ltd.	131,712	2,819,179
BHP Group Ltd.	135,744	4,670,627
BHP Group plc	96,895	2,797,822
BlueScope Steel Ltd.	23,636	347,385
Brambles Ltd.	68,967	554,221
CIMIC Group Ltd.(x)*	4,886	65,279
Coca-Cola Amatil Ltd.	24,554	250,469
Cochlear Ltd.	3,004	481,368
Coles Group Ltd.	62,243	756,900
Commonwealth Bank of Australia	81,625	5,338,051
Computershare Ltd.	23,942	273,505
Crown Resorts Ltd.*	17,708	158,173
CSL Ltd.	20,926	4,206,438
Dexus (REIT)	49,883	369,414
Evolution Mining Ltd.	69,738	216,116
Fortescue Metals Group Ltd.	77,094	1,170,549
Glencore plc*	464,084	1,818,592
Goodman Group (REIT)	77,065	1,060,649
GPT Group (The) (REIT)	90,839	317,385
Insurance Australia Group Ltd.	112,468	399,789
Lendlease Corp. Ltd.	30,816	302,409
Macquarie Group Ltd.	15,843	1,839,088
Magellan Financial Group Ltd.	5,973	204,927
Medibank Pvt Ltd.	133,191	283,263
Mirvac Group (REIT)	177,742	337,510
National Australia Bank Ltd.	151,615	2,994,139
Newcrest Mining Ltd.	37,648	698,303
Northern Star Resources Ltd.	51,059	367,652
Oil Search Ltd.	314,111	978,190
Orica Ltd.	189,264	2,005,389
Origin Energy Ltd.	78,131	278,325
Qantas Airways Ltd.*	38,454	148,667
QBE Insurance Group Ltd.	68,227	498,526
Ramsay Health Care Ltd.	8,245	419,587
REA Group Ltd.	2,335	251,383
Rio Tinto Ltd.	17,195	1,446,446
Rio Tinto plc	51,680	3,954,156
Rio Tinto plc (ADR)	42,067	3,266,503
Santos Ltd.	81,328	438,586
Scentre Group (REIT)	249,610	534,647
SEEK Ltd.*	15,329	331,946
Sonic Healthcare Ltd.	21,309	567,940
South32 Ltd.	213,791	456,302
Stockland (REIT)	108,686	363,231
Suncorp Group Ltd.	59,295	445,871
Sydney Airport*	57,176	268,820
Tabcorp Holdings Ltd.	105,916	376,499
Telstra Corp. Ltd.	184,606	476,739
TPG Telecom Ltd.	19,853	95,452
Transurban Group	127,070	1,285,593
Treasury Wine Estates Ltd.	31,455	247,279
Vicinity Centres (REIT)	159,395	200,368
Washington H Soul Pattinson & Co. Ltd.	4,304	103,238
Wesfarmers Ltd.	52,655	2,106,490
Westpac Banking Corp.	165,722	3,072,588
WiseTech Global Ltd.	14,961	330,113
Woodside Petroleum Ltd.	43,827	798,931
Woolworths Group Ltd.	58,253	1,808,337

		65,983,613

Austria (0.4%)
Erste Group Bank AG	84,478	2,865,028
OMV AG	6,591	334,368
Raiffeisen Bank International AG	6,997	153,687
Verbund AG	3,108	225,974
voestalpine AG	56,351	2,334,706

		5,913,763

Belgium (0.4%)
Ageas SA/NV	8,332	503,790
Anheuser-Busch InBev SA/NV	35,385	2,230,410
Elia Group SA/NV	1,557	171,451
Etablissements Franz Colruyt NV	2,495	148,811
Galapagos NV*	2,122	164,538
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	153,098
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,813	394,655
KBC Group NV*	11,351	825,302
Proximus SADP	7,212	156,971
Sofina SA	665	224,985
Solvay SA	3,355	417,834
UCB SA	5,617	534,342
Umicore SA	9,346	495,723

		6,421,910

Brazil (0.5%)
Ambev SA	861,400	2,344,549
Banco Bradesco SA (ADR)*	539,186	2,534,174
Hypera SA*	62,777	358,015
Petroleo Brasileiro SA (ADR)	258,377	2,191,037
Yara International ASA	8,206	426,747

		7,854,522

Canada (1.1%)
Agnico Eagle Mines Ltd.	29,956	1,731,761
Canadian National Railway Co.	33,283	3,860,162
Element Fleet Management Corp.	111,859	1,223,889
Franco-Nevada Corp.	8,878	1,112,593
Magna International, Inc.	40,851	3,597,827
Restaurant Brands International, Inc.	42,735	2,777,775
Ritchie Bros Auctioneers, Inc.	43,777	2,563,151

		16,867,158

Chile (0.2%)
Antofagasta plc	17,978	418,857
Sociedad Quimica y Minera de Chile SA (ADR)	40,798	2,165,150

		2,584,007

China (2.2%)
51job, Inc. (ADR)*	7,658	479,391
Alibaba Group Holding Ltd.*	223,700	6,330,508
Anhui Conch Cement Co. Ltd., Class H	253,000	1,645,097
Baidu, Inc. (ADR)*	12,117	2,636,053
BOC Hong Kong Holdings Ltd.	165,043	576,390
Budweiser Brewing Co. APAC Ltd.(m)	76,400	227,998
BYD Co. Ltd., Class H	71,000	1,506,014
China Life Insurance Co. Ltd., Class H	726,000	1,499,795
China Resources Gas Group Ltd.	162,000	898,136
ESR Cayman Ltd.(m)*	79,800	261,240
Kingsoft Corp. Ltd.	56,000	371,696
Prosus NV*	53,452	5,942,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	457,500	$1,950,853
Sinopharm Group Co. Ltd., Class H	451,600	1,093,260
Tencent Holdings Ltd.	37,900	2,973,849
TravelSky Technology Ltd., Class H	717,000	1,676,729
Weibo Corp. (ADR)*	37,465	1,890,484
Wilmar International Ltd.	87,155	351,160
Yum China Holdings, Inc.(Hong Kong stock exchange)	6,650	388,354
Yum China Holdings, Inc.(New York stock exchange)	12,709	752,500

		33,451,871

Colombia (0.3%)
Bancolombia SA (ADR)	59,892	1,915,945
Ecopetrol SA (ADR)	149,220	1,913,000

		3,828,945

Denmark (1.4%)
Ambu A/S, Class B	7,503	352,366
AP Moller - Maersk A/S, Class A	136	296,088
AP Moller - Maersk A/S, Class B	291	675,976
Carlsberg A/S, Class B	4,657	715,518
Chr Hansen Holding A/S*	5,048	458,703
Coloplast A/S, Class B	5,430	816,480
Danske Bank A/S	32,586	609,775
Demant A/S*	4,810	203,752
DSV Panalpina A/S	9,509	1,865,597
Genmab A/S*	8,659	2,848,908
GN Store Nord A/S	5,997	472,140
H Lundbeck A/S	3,686	125,922
Novo Nordisk A/S, Class B	107,160	7,260,002
Novozymes A/S, Class B	9,298	595,559
Orsted A/S(m)	8,785	1,418,868
Pandora A/S	4,664	499,689
ROCKWOOL International A/S, Class B	382	161,032
Tryg A/S	11,769	277,562
Vestas Wind Systems A/S	9,145	1,877,080

		21,531,017

Finland (0.7%)
Elisa OYJ	6,739	404,150
Fortum OYJ(x)	20,021	534,374
Kesko OYJ, Class B	12,963	396,461
Kone OYJ, Class B	15,596	1,274,042
Metso Outotec OYJ*	111,500	1,242,836
Neste OYJ	19,443	1,031,964
Nokia OYJ*	262,565	1,048,280
Nordea Bank Abp (Aquis Stock Exchange)	2,447	24,136
Nordea Bank Abp (Turquoise Stock Exchange)	148,016	1,457,543
Orion OYJ, Class B	4,971	199,194
Sampo OYJ, Class A	21,773	982,262
Stora Enso OYJ, Class R	27,402	511,096
UPM-Kymmene OYJ	24,626	884,561
Wartsila OYJ Abp	21,524	225,505

		10,216,404

France (9.5%)
Accor SA*	58,608	2,210,344
Adevinta ASA*	11,739	172,795
Aeroports de Paris*	1,430	170,882
Air Liquide SA	37,698	6,158,236
Airbus SE*	38,468	4,355,057
Alstom SA(x)*	32,917	1,641,347
Amundi SA(m)*	21,045	1,683,140
Arkema SA	3,099	375,594
Atos SE	4,432	345,732
AXA SA‡	88,247	2,368,306
BioMerieux	2,012	256,003
BNP Paribas SA*	93,529	5,690,274
Bollore SA	39,268	189,632
Bouygues SA	10,404	417,144
Bureau Veritas SA*	13,340	379,676
Capgemini SE	49,138	8,361,262
Carrefour SA(x)	27,492	497,945
Cie de Saint-Gobain	23,711	1,399,192
Cie Generale des Etablissements Michelin SCA	7,793	1,166,574
CNP Assurances	8,004	152,152
Covivio (REIT)	2,419	207,084
Credit Agricole SA	53,199	770,161
Danone SA	63,154	4,332,551
Dassault Aviation SA	131	145,789
Dassault Systemes SE	9,884	2,114,192
Edenred	11,528	602,131
Eiffage SA*	4,043	404,711
Electricite de France SA*	28,961	388,532
Engie SA	205,382	2,915,507
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	709,796
EssilorLuxottica SA (Turquoise Stock Exchange)	47,605	7,751,493
Eurazeo SE*	1,541	117,283
Faurecia SE (Euronext Paris)	4,454	237,309
Faurecia SE (Italian Stock Exchange)	802	42,639
Gecina SA (REIT)	2,053	282,647
Getlink SE	19,340	296,655
Hermes International	1,463	1,619,583
Iliad SA	759	144,282
Ipsen SA	1,724	147,890
Kering SA	5,837	4,028,996
Klepierre SA (REIT)	8,749	204,019
La Francaise des Jeux SAEM(m)	4,300	195,502
Legrand SA	12,350	1,148,779
L’Oreal SA	19,467	7,460,501
LVMH Moet Hennessy Louis Vuitton SE	24,268	16,167,606
Natixis SA	40,941	195,983
Orange SA	90,826	1,118,905
Orpea SA	2,339	271,003
Pernod Ricard SA	23,828	4,472,293
Publicis Groupe SA	9,776	596,603
Remy Cointreau SA(x)	1,068	197,260
Renault SA*	8,759	379,333
Safran SA	43,440	5,911,829
Sanofi	76,511	7,559,285
Sartorius Stedim Biotech	1,257	517,698
Schneider Electric SE	52,279	7,985,313
SCOR SE	6,985	238,367
SEB SA	1,113	196,304
Societe Generale SA*	36,700	960,395
Sodexo SA*	32,957	3,160,689
Suez SA	16,030	339,499
Teleperformance	5,962	2,173,001
Thales SA	5,012	497,948
TOTAL SE	191,342	8,924,984
Ubisoft Entertainment SA*	4,228	321,686
Unibail-Rodamco-Westfield (REIT)*	6,455	517,319
Valeo SA	10,364	352,097
Veolia Environnement SA	24,968	640,060
Vinci SA	32,174	3,296,132
Vivendi SE	38,345	1,259,081
Wendel SE	1,377	171,008
Worldline SA(m)*	11,129	932,362

		143,613,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (7.9%)
adidas AG*	8,736	$2,727,141
Allianz SE (Registered)	33,143	8,436,038
Aroundtown SA	48,559	345,657
BASF SE	42,654	3,543,441
Bayer AG (Registered)	74,144	4,691,750
Bayerische Motoren Werke AG	15,376	1,595,241
Bayerische Motoren Werke AG (Preference)(q)	2,622	208,627
Bechtle AG	1,296	243,019
Beiersdorf AG	4,700	496,603
Brenntag SE	7,154	610,755
Carl Zeiss Meditec AG	1,857	279,835
Commerzbank AG*	44,585	273,345
Continental AG	32,363	4,277,201
Covestro AG(m)	45,535	3,061,893
Daimler AG (Registered)	39,280	3,501,299
Delivery Hero SE(m)*	5,917	766,745
Deutsche Bank AG (Registered)*	90,362	1,079,597
Deutsche Boerse AG	8,708	1,447,022
Deutsche Lufthansa AG (Registered)*	12,188	161,581
Deutsche Post AG (Registered)	97,864	5,361,826
Deutsche Telekom AG (Registered)	152,675	3,074,151
Deutsche Wohnen SE	15,831	738,516
E.ON SE	103,427	1,203,671
Evonik Industries AG	9,693	342,828
Fresenius Medical Care AG & Co. KGaA	10,038	738,312
Fresenius SE & Co. KGaA	19,416	864,772
FUCHS PETROLUB SE (Preference)(q)	2,978	142,626
GEA Group AG	40,040	1,641,074
Hannover Rueck SE	2,896	529,118
HeidelbergCement AG	18,689	1,697,659
HelloFresh SE*	7,014	523,130
Henkel AG & Co. KGaA	4,870	482,298
Henkel AG & Co. KGaA (Preference)(q)	8,274	930,122
HOCHTIEF AG(x)	1,124	100,572
Infineon Technologies AG	149,071	6,320,457
Just Eat Takeaway.com NV(m)(x)*	13,967	1,287,725
KION Group AG	3,422	337,893
Knorr-Bremse AG	3,276	408,841
LANXESS AG	3,877	285,797
LEG Immobilien SE	3,210	422,211
Merck KGaA	23,605	4,035,975
MTU Aero Engines AG	11,242	2,645,927
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	6,506	2,003,529
Nemetschek SE	2,890	184,367
Porsche Automobil Holding SE (Preference)(q)	7,200	763,456
Puma SE*	4,182	409,700
Rational AG(x)	243	188,790
Rheinmetall AG	30,223	3,062,233
RWE AG	79,733	3,124,867
SAP SE	115,561	14,150,830
Sartorius AG (Preference)(q)	1,665	830,222
Scout24 AG(m)(x)	4,895	371,402
Siemens AG (Registered)	48,501	7,962,797
Siemens Energy AG*	18,598	667,600
Siemens Healthineers AG(m)	12,481	676,205
Symrise AG	27,466	3,330,450
TeamViewer AG*	6,518	278,458
Telefonica Deutschland Holding AG	52,488	153,882
Uniper SE	8,891	321,970
United Internet AG (Registered)	5,260	210,959
Volkswagen AG(x)	1,480	536,646
Volkswagen AG (Preference)(q)	18,035	5,046,305
Vonovia SE	52,902	3,455,526
Zalando SE(m)*	6,933	680,021

		120,272,506

Hong Kong (2.0%)
AIA Group Ltd.	1,210,852	14,687,661
ASM Pacific Technology Ltd.	14,607	186,108
Bank of East Asia Ltd. (The)	69,027	147,038
CK Asset Holdings Ltd.	121,705	738,925
CK Infrastructure Holdings Ltd.	30,340	180,305
CLP Holdings Ltd.	74,564	724,146
Hang Lung Properties Ltd.	96,438	250,582
Hang Seng Bank Ltd.	35,874	694,490
Henderson Land Development Co. Ltd.	63,906	286,891
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	121,647
HKT Trust & HKT Ltd.	188,042	268,006
Hong Kong & China Gas Co. Ltd.	494,600	782,545
Hong Kong Exchanges & Clearing Ltd.	55,339	3,255,947
Hongkong Land Holdings Ltd.	52,400	259,380
Jardine Matheson Holdings Ltd.	10,300	676,710
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,900	292,988
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)(x)	1,000	33,020
Link REIT (REIT)	97,399	887,029
Melco Resorts & Entertainment Ltd. (ADR)*	68,578	1,365,388
MTR Corp. Ltd.	67,118	380,307
New World Development Co. Ltd	67,559	349,349
PCCW Ltd.	172,559	97,221
Power Assets Holdings Ltd.	64,496	380,798
Sino Land Co. Ltd.	135,239	188,226
Sun Hung Kai Properties Ltd.	59,278	898,232
Swire Pacific Ltd., Class A	25,331	189,964
Swire Properties Ltd.	57,600	178,192
Techtronic Industries Co. Ltd.	64,000	1,094,918
WH Group Ltd.(m)	431,000	349,275
Wharf Real Estate Investment Co. Ltd.	76,330	427,596
Xinyi Glass Holdings Ltd.	86,000	280,984

		30,653,868

India (1.0%)
HDFC Bank Ltd.*	171,449	3,502,553
HDFC Bank Ltd. (ADR)*	45,146	3,507,393
ICICI Bank Ltd. (ADR)*	184,132	2,951,636
Infosys Ltd. (ADR)	70,470	1,319,199
ITC Ltd.	320,146	956,754
Mahindra & Mahindra Ltd.	73,576	800,278
Reliance Industries Ltd.	56,765	1,555,193
UPL Ltd.	109,942	965,157

		15,558,163

Ireland (0.9%)
CRH plc	85,641	4,014,235
Flutter Entertainment plc (Dublin Stock Exchange)*	7,383	1,587,020
Flutter Entertainment plc (London Stock Exchange)*	10,220	2,184,545
ICON plc*	21,824	4,285,579
Kerry Group plc, Class A	7,328	916,931
Kingspan Group plc	7,370	624,874
Smurfit Kappa Group plc	10,592	498,837

		14,112,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares		Value (Note 1)
Israel (0.5%)
Azrieli Group Ltd.	2,018		$124,408
Bank Hapoalim BM*	51,464		399,938
Bank Leumi Le-Israel BM*	70,852		466,257
Check Point Software Technologies Ltd.*	24,602		2,754,686
Elbit Systems Ltd.	1,207		170,665
ICL Group Ltd.	29,531		172,870
Isracard Ltd.*	—	#	2
Israel Discount Bank Ltd., Class A*	53,507		222,312
Mizrahi Tefahot Bank Ltd.*	5,915		154,178
Nice Ltd.*	3,024		653,085
Nice Ltd. (ADR)*	2,577		561,709
Teva Pharmaceutical Industries Ltd. (ADR)*	49,739		573,988
Wix.com Ltd.*	2,454		685,206

			6,939,304

Italy (1.6%)
Amplifon SpA	5,910		219,979
Assicurazioni Generali SpA	51,466		1,029,642
Atlantia SpA*	23,739		444,028
Davide Campari-Milano NV	26,542		297,314
DiaSorin SpA	1,086		174,222
Enel SpA	373,893		3,723,877
Eni SpA	118,140		1,453,868
Ferrari NV	5,812		1,215,586
FinecoBank Banca Fineco SpA*	27,589		451,495
Infrastrutture Wireless Italiane SpA(m)	12,098		134,779
Intesa Sanpaolo SpA*	766,241		2,076,148
Leonardo SpA	280,224		2,268,783
Mediobanca Banca di Credito Finanziario SpA*	117,975		1,308,231
Moncler SpA*	9,008		516,247
Nexi SpA(m)*	18,893		329,679
Poste Italiane SpA(m)	23,675		300,958
Prysmian SpA	180,669		5,870,933
Recordati Industria Chimica e Farmaceutica SpA	5,044		271,325
Snam SpA	91,273		506,065
Telecom Italia SpA (Aquis Stock Exchange)	300,162		172,621
Telecom Italia SpA (Turquoise Stock Exchange)	347,867		188,144
Terna Rete Elettrica Nazionale SpA	65,207		492,303
UniCredit SpA*	99,779		1,054,619

			24,500,846

Japan (14.9%)
ABC-Mart, Inc.	1,240		69,881
Acom Co. Ltd.	17,200		80,000
Advantest Corp.	9,300		813,041
Aeon Co. Ltd.	30,652		913,262
AEON Financial Service Co. Ltd.	52,100		698,745
Aeon Mall Co. Ltd.	5,768		100,279
AGC, Inc.	9,050		378,429
Air Water, Inc.(x)	8,800		154,184
Aisin Corp.	8,038		304,896
Ajinomoto Co., Inc.	21,768		445,386
Alfresa Holdings Corp.	8,964		172,682
Amada Co. Ltd.	14,048		156,561
ANA Holdings, Inc.(x)*	6,130		142,392
Asahi Group Holdings Ltd.	21,187		892,638
Asahi Intecc Co. Ltd.	9,300		256,175
Asahi Kasei Corp.	58,878		677,715
Astellas Pharma, Inc.	85,850		1,319,636
Azbil Corp.	5,900		253,904
Bandai Namco Holdings, Inc.	9,319		664,302
Bank of Kyoto Ltd. (The)(x)	2,616		160,894
Bridgestone Corp.	24,864		1,004,890
Brother Industries Ltd.	10,615		234,781
Calbee, Inc.	4,300		109,592
Canon, Inc.	45,730		1,033,546
Capcom Co. Ltd.	8,400		272,730
Casio Computer Co. Ltd.	8,627		162,450
Central Japan Railway Co.	6,600		986,498
Chiba Bank Ltd. (The)(x)	21,772		142,558
Chubu Electric Power Co., Inc.	30,454		391,935
Chugai Pharmaceutical Co. Ltd.	31,141		1,262,515
Chugoku Electric Power Co., Inc. (The)(x)	13,862		170,137
Coca-Cola Bottlers Japan Holdings, Inc.	6,600		114,982
Concordia Financial Group Ltd.(x)	48,300		195,861
Cosmos Pharmaceutical Corp.	1,000		155,972
CyberAgent, Inc.	19,200		345,591
Dai Nippon Printing Co. Ltd.	11,481		240,456
Daifuku Co. Ltd.	17,500		1,713,254
Dai-ichi Life Holdings, Inc.	49,300		846,860
Daiichi Sankyo Co. Ltd.	77,761		2,264,884
Daikin Industries Ltd.	11,523		2,322,812
Daito Trust Construction Co. Ltd.(x)	2,838		328,847
Daiwa House Industry Co. Ltd.	25,958		759,809
Daiwa House REIT Investment Corp. (REIT)	90		241,490
Daiwa Securities Group, Inc.(x)	64,176		331,588
Denso Corp.	76,812		5,096,751
Dentsu Group, Inc.	10,074		322,987
Disco Corp.	1,200		376,609
East Japan Railway Co.	13,725		971,689
Eisai Co. Ltd.	11,654		780,863
ENEOS Holdings, Inc.	142,038		643,452
FANUC Corp.	8,744		2,067,841
Fast Retailing Co. Ltd.	2,616		2,082,168
Fuji Electric Co. Ltd.	5,457		227,200
FUJIFILM Holdings Corp.	16,468		977,297
Fujitsu Ltd.	8,974		1,296,762
Fukuoka Financial Group, Inc.(x)	6,896		130,727
GLP J-REIT (REIT)	182		298,827
GMO Payment Gateway, Inc.	1,800		238,645
Hakuhodo DY Holdings, Inc.	9,660		160,964
Hamamatsu Photonics KK	6,600		389,831
Hankyu Hanshin Holdings, Inc.	10,800		345,776
Harmonic Drive Systems, Inc.(x)	1,800		121,599
Hikari Tsushin, Inc.	900		181,016
Hino Motors Ltd.	11,330		97,414
Hirose Electric Co. Ltd.	1,567		240,870
Hisamitsu Pharmaceutical Co., Inc.	2,567		167,154
Hitachi Construction Machinery Co. Ltd.	4,751		152,109
Hitachi Ltd.	178,842		8,082,415
Hitachi Metals Ltd.	10,086		165,967
Honda Motor Co. Ltd.	75,704		2,269,240
Hoshizaki Corp.	2,200		196,306
Hoya Corp.	38,902		4,569,162
Hulic Co. Ltd.	14,400		169,718
Ibiden Co. Ltd.	5,000		229,849
Idemitsu Kosan Co. Ltd.	8,795		226,696
Iida Group Holdings Co. Ltd.	7,100		171,593
Inpex Corp.	50,400		344,117
Isuzu Motors Ltd.	25,869		277,790
Ito En Ltd.	2,700		165,572
ITOCHU Corp.(x)	62,532		2,025,760
Itochu Techno-Solutions Corp.	4,900		157,765
Japan Airlines Co. Ltd.*	5,458		121,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Airport Terminal Co. Ltd.(x)	2,300	$113,001
Japan Exchange Group, Inc.	23,300	546,069
Japan Metropolitan Fund Invest (REIT)	324	330,950
Japan Post Bank Co. Ltd.(x)	18,800	180,657
Japan Post Holdings Co. Ltd.*	74,300	662,107
Japan Post Insurance Co. Ltd.	9,800	201,266
Japan Real Estate Investment Corp. (REIT)	62	365,645
Japan Tobacco, Inc.	55,100	1,057,462
JFE Holdings, Inc.	20,676	254,517
JSR Corp.(x)	9,118	275,043
Kajima Corp.	20,869	296,096
Kakaku.com, Inc.	5,700	155,466
Kansai Electric Power Co., Inc. (The)	31,323	338,902
Kansai Paint Co. Ltd.	8,452	225,565
Kao Corp.	41,367	2,732,146
KDDI Corp.	73,700	2,259,756
Keihan Holdings Co. Ltd.	4,800	199,413
Keikyu Corp.	10,032	151,397
Keio Corp.	4,869	327,165
Keisei Electric Railway Co. Ltd.	5,677	185,602
Keyence Corp.	8,432	3,828,193
Kikkoman Corp.	6,823	406,083
Kintetsu Group Holdings Co. Ltd.*	8,098	308,635
Kirin Holdings Co. Ltd.	38,191	731,398
Kobayashi Pharmaceutical Co. Ltd.	2,300	214,577
Kobe Bussan Co. Ltd.	6,200	166,024
Koei Tecmo Holdings Co. Ltd.	2,730	122,415
Koito Manufacturing Co. Ltd.	22,300	1,494,387
Komatsu Ltd.	81,872	2,528,068
Konami Holdings Corp.	4,188	249,256
Kose Corp.	6,800	961,734
Kubota Corp.	47,908	1,090,126
Kuraray Co. Ltd.	14,092	160,742
Kurita Water Industries Ltd.	4,614	197,728
Kyocera Corp.	14,908	945,845
Kyowa Kirin Co. Ltd.	12,267	366,708
Kyushu Electric Power Co., Inc.	17,588	173,458
Kyushu Railway Co.	7,000	162,727
Lasertec Corp.	3,500	458,975
Lawson, Inc.	2,380	116,716
Lion Corp.	10,800	210,587
Lixil Corp.	11,623	322,788
M3, Inc.	20,400	1,394,883
Makita Corp.	10,592	453,909
Marubeni Corp.	73,968	615,125
Marui Group Co. Ltd.	9,686	181,867
Mazda Motor Corp.	28,235	230,011
McDonald’s Holdings Co. Japan Ltd.	3,080	141,865
Medipal Holdings Corp.	7,722	148,129
Meiji Holdings Co. Ltd.(x)	5,032	323,575
Mercari, Inc.*	3,900	176,816
Minebea Mitsumi, Inc.	16,800	429,236
MISUMI Group, Inc.	13,100	380,370
Mitsubishi Chemical Holdings Corp.	56,759	425,417
Mitsubishi Corp.	61,784	1,746,524
Mitsubishi Electric Corp.	83,171	1,266,813
Mitsubishi Estate Co. Ltd.	55,811	974,078
Mitsubishi Gas Chemical Co., Inc.	6,855	168,024
Mitsubishi HC Capital, Inc.(x)	30,400	183,402
Mitsubishi Heavy Industries Ltd.	14,725	458,673
Mitsubishi UFJ Financial Group, Inc.	560,416	2,994,790
Mitsui & Co. Ltd.	74,854	1,556,233
Mitsui Chemicals, Inc.	8,757	276,412
Mitsui Fudosan Co. Ltd.	43,227	981,270
Miura Co. Ltd.	3,700	199,828
Mizuho Financial Group, Inc.	110,604	1,597,253
MonotaRO Co. Ltd.	12,000	324,480
MS&AD Insurance Group Holdings, Inc.(x)	21,236	623,127
Murata Manufacturing Co. Ltd.	33,313	2,660,226
Nabtesco Corp.	32,500	1,485,211
Nagoya Railroad Co. Ltd.*	9,200	218,773
NEC Corp.	12,174	716,861
Nexon Co. Ltd.	22,400	726,268
NGK Insulators Ltd.	12,767	233,375
NGK Spark Plug Co. Ltd.	6,848	118,189
NH Foods Ltd.	3,737	160,145
Nidec Corp.	27,784	3,371,217
Nihon M&A Center, Inc.	13,800	373,027
Nintendo Co. Ltd.	5,139	2,868,743
Nippon Building Fund, Inc. (REIT)	72	423,319
Nippon Express Co. Ltd.	3,442	256,149
Nippon Paint Holdings Co. Ltd.	33,500	482,569
Nippon Prologis REIT, Inc. (REIT)	90	288,959
Nippon Sanso Holdings Corp.	6,700	127,314
Nippon Shinyaku Co. Ltd.	1,800	133,791
Nippon Steel Corp.	38,529	656,446
Nippon Telegraph & Telephone Corp.	59,816	1,535,309
Nippon Yusen KK	6,644	226,517
Nissan Chemical Corp.	6,000	320,253
Nissan Motor Co. Ltd.*	107,347	597,110
Nisshin Seifun Group, Inc.	8,261	138,025
Nissin Foods Holdings Co. Ltd.	3,006	222,888
Nitori Holdings Co. Ltd.	3,650	706,266
Nitto Denko Corp.	7,211	616,085
Nomura Holdings, Inc.	145,008	761,415
Nomura Real Estate Holdings, Inc.	4,775	114,928
Nomura Real Estate Master Fund, Inc. (REIT)	205	308,079
Nomura Research Institute Ltd.	14,977	463,276
NSK Ltd.	15,570	159,602
NTT Data Corp.	29,400	454,840
Obayashi Corp.	31,066	284,778
Obic Co. Ltd.	3,300	602,926
Odakyu Electric Railway Co. Ltd.	13,051	356,553
Oji Holdings Corp.	39,412	254,857
Olympus Corp.	53,208	1,100,921
Omron Corp.	8,644	674,501
Ono Pharmaceutical Co. Ltd.	16,775	437,839
Oracle Corp.	1,740	169,718
Oriental Land Co. Ltd.(x)	9,344	1,402,971
ORIX Corp.	59,710	1,007,345
Orix JREIT, Inc. (REIT)	120	208,517
Osaka Gas Co. Ltd.	16,973	330,646
Otsuka Corp.	4,934	230,825
Otsuka Holdings Co. Ltd.	18,000	761,942
Pan Pacific International Holdings Corp.	18,500	436,247
Panasonic Corp.	102,186	1,313,721
PeptiDream, Inc.*	4,300	196,505
Persol Holdings Co. Ltd.	7,600	148,534
Pigeon Corp.	5,500	208,625
Pola Orbis Holdings, Inc.	4,800	115,486
Rakuten Group, Inc.	40,000	476,496
Recruit Holdings Co. Ltd.	62,200	3,034,023
Renesas Electronics Corp.*	35,400	383,653
Resona Holdings, Inc.(x)	100,459	421,706
Ricoh Co. Ltd.(x)	32,780	332,759
Rinnai Corp.	1,584	177,248
Rohm Co. Ltd.	3,926	383,292
Ryohin Keikaku Co. Ltd.	10,600	250,628
Santen Pharmaceutical Co. Ltd.	17,455	240,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SBI Holdings, Inc.	11,560	$313,208
SCSK Corp.	2,600	154,039
Secom Co. Ltd.	30,127	2,533,960
Sega Sammy Holdings, Inc.	7,675	119,709
Seibu Holdings, Inc.	9,100	100,266
Seiko Epson Corp.(x)	13,400	217,837
Sekisui Chemical Co. Ltd.(x)	15,914	305,417
Sekisui House Ltd.	27,670	593,259
Seven & i Holdings Co. Ltd.	35,212	1,419,292
SG Holdings Co. Ltd.	14,800	339,107
Sharp Corp.(x)	8,500	146,625
Shimadzu Corp.	10,240	370,388
Shimamura Co. Ltd.	846	97,570
Shimano, Inc.	8,836	2,104,760
Shimizu Corp.	24,410	197,529
Shin-Etsu Chemical Co. Ltd.	29,264	4,918,519
Shinsei Bank Ltd.	8,417	135,995
Shionogi & Co. Ltd.	12,507	672,311
Shiseido Co. Ltd.	35,722	2,394,479
Shizuoka Bank Ltd. (The)	20,124	158,120
SMC Corp.	2,648	1,537,980
SoftBank Corp.(x)	133,400	1,733,086
SoftBank Group Corp.	72,244	6,087,483
Sohgo Security Services Co. Ltd.	3,600	170,043
Sompo Holdings, Inc.	16,027	614,013
Sony Group Corp.	90,464	9,473,290
Square Enix Holdings Co. Ltd.	4,200	233,281
Stanley Electric Co. Ltd.	5,884	175,099
Subaru Corp.	29,180	580,833
Sugi Holdings Co. Ltd.	9,500	752,450
SUMCO Corp.	11,600	264,634
Sumitomo Chemical Co. Ltd.(x)	67,658	350,129
Sumitomo Corp.	56,328	802,251
Sumitomo Dainippon Pharma Co. Ltd.	8,392	146,050
Sumitomo Electric Industries Ltd.	35,260	527,984
Sumitomo Metal Mining Co. Ltd.	10,991	474,382
Sumitomo Mitsui Financial Group, Inc.	60,652	2,194,920
Sumitomo Mitsui Trust Holdings, Inc.	15,233	530,902
Sumitomo Realty & Development Co. Ltd.	14,426	508,900
Sundrug Co. Ltd.	3,200	117,047
Suntory Beverage & Food Ltd.	6,300	234,134
Suzuken Co. Ltd.	3,606	140,853
Suzuki Motor Corp.	16,436	745,910
Sysmex Corp.	7,900	850,824
T&D Holdings, Inc.	23,568	303,526
Taiheiyo Cement Corp.	5,600	147,226
Taisei Corp.(x)	8,436	325,326
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	114,201
Takeda Pharmaceutical Co. Ltd.	73,177	2,633,645
TDK Corp.	22,371	3,097,290
Teijin Ltd.(x)	9,150	157,589
Terumo Corp.	149,800	5,410,252
THK Co. Ltd.	5,608	193,982
TIS, Inc.	9,600	228,978
Tobu Railway Co. Ltd.	8,998	241,843
Toho Co. Ltd.	4,746	192,455
Toho Gas Co. Ltd.(x)	3,718	229,342
Tohoku Electric Power Co., Inc.	19,259	181,763
Tokio Marine Holdings, Inc.(x)	29,015	1,379,670
Tokyo Century Corp.	2,200	147,826
Tokyo Electric Power Co. Holdings, Inc.*	66,358	221,143
Tokyo Electron Ltd.	6,936	2,931,004
Tokyo Gas Co. Ltd.	16,842	374,562
Tokyu Corp.	21,805	290,274
Tokyu Fudosan Holdings Corp.	28,992	171,504
Toppan Printing Co. Ltd.	11,355	191,771
Toray Industries, Inc.	63,174	406,516
Toshiba Corp.	18,368	620,423
Tosoh Corp.	11,200	214,239
TOTO Ltd.	6,433	395,072
Toyo Suisan Kaisha Ltd.	3,856	161,936
Toyoda Gosei Co. Ltd.	3,542	93,024
Toyota Industries Corp.	6,918	616,044
Toyota Motor Corp.	97,750	7,606,358
Toyota Tsusho Corp.	10,014	420,095
Trend Micro, Inc.	6,182	309,309
Tsuruha Holdings, Inc.	1,700	219,246
Unicharm Corp.	18,182	762,749
United Urban Investment Corp. (REIT)	153	205,336
USS Co. Ltd.	9,410	183,908
Welcia Holdings Co. Ltd.	5,000	171,596
West Japan Railway Co.	7,700	426,638
Yakult Honsha Co. Ltd.	5,807	293,693
Yamada Holdings Co. Ltd.	31,820	171,565
Yamaha Corp.	27,379	1,486,094
Yamaha Motor Co. Ltd.	12,832	314,180
Yamato Holdings Co. Ltd.	13,736	376,507
Yamazaki Baking Co. Ltd.	6,071	98,090
Yaskawa Electric Corp.	10,940	544,406
Yokogawa Electric Corp.	10,903	200,680
Z Holdings Corp.	194,700	968,181
ZOZO, Inc.	5,100	150,616

		226,147,868

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	228,518

Luxembourg (0.3%)
ArcelorMittal SA	33,584	970,027
Eurofins Scientific SE	38,101	3,641,952
SES SA (FDR)	18,536	147,247

		4,759,226

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	102,000	918,434
Sands China Ltd.*	116,000	579,694
SJM Holdings Ltd.	95,000	124,156
Wynn Macau Ltd.*	75,600	147,036

		1,769,320

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	16,900	1,273,077
Fresnillo plc	8,744	104,175
Grupo Financiero Banorte SAB de CV, Class O*	697,051	3,930,386
Wal-Mart de Mexico SAB de CV	153,267	484,033

		5,791,671

Netherlands (3.7%)
ABN AMRO Bank NV (CVA)(m)	18,999	230,822
Adyen NV(m)*	843	1,881,774
Aegon NV	79,825	379,124
Akzo Nobel NV	45,678	5,103,825
Argenx SE*	2,053	563,849
ASM International NV	2,180	634,009
ASML Holding NV	29,355	17,797,523
EXOR NV	4,915	414,649
Heineken Holding NV	5,319	473,433
Heineken NV	35,695	3,667,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep NV	179,380	$2,194,464
JDE Peet’s NV*	3,558	130,598
Koninklijke Ahold Delhaize NV	51,117	1,423,691
Koninklijke DSM NV	8,004	1,354,442
Koninklijke KPN NV	166,917	566,482
Koninklijke Philips NV*	66,283	3,783,511
Koninklijke Vopak NV	3,559	177,171
NN Group NV	47,109	2,303,153
Randstad NV	5,339	375,537
Royal Dutch Shell plc, Class A	188,522	3,674,416
Royal Dutch Shell plc, Class B	170,093	3,130,444
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A(x)	228,880	4,509,247
Wolters Kluwer NV	12,485	1,085,203

		55,855,099

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)*	34,512	207,769
Auckland International Airport Ltd.*	61,256	335,404
Fisher & Paykel Healthcare Corp. Ltd.	26,700	598,578
Mercury NZ Ltd.	32,014	145,331
Meridian Energy Ltd.	56,574	212,966
Ryman Healthcare Ltd.	17,319	185,062
Spark New Zealand Ltd.	90,308	282,559
Xero Ltd.*	5,763	553,858

		2,521,527

Norway (1.2%)
DNB ASA	204,958	4,361,242
Equinor ASA	46,138	902,461
Equinor ASA (ADR)(x)	167,846	3,266,283
Gjensidige Forsikring ASA	9,228	216,428
Mowi ASA	161,090	3,996,574
Norsk Hydro ASA	562,147	3,599,045
Orkla ASA	36,675	359,497
Schibsted ASA, Class A*	32,588	1,367,811
Schibsted ASA, Class B	4,124	147,541
Telenor ASA	32,730	575,913

		18,792,795

Peru (0.0%)
Credicorp Ltd.	4,504	615,111

Portugal (0.1%)
EDP - Energias de Portugal SA	126,906	724,766
Galp Energia SGPS SA	21,563	250,846
Jeronimo Martins SGPS SA	10,931	183,950

		1,159,562

Russia (0.0%)
Evraz plc	22,076	175,908

Singapore (1.0%)
Ascendas REIT (REIT)	146,012	331,056
CapitaLand Integrated Commercial Trust (REIT)	216,357	349,015
CapitaLand Ltd.	115,002	321,445
City Developments Ltd.	22,880	135,729
DBS Group Holdings Ltd.	414,860	8,878,843
Genting Singapore Ltd.	257,438	176,065
Keppel Corp. Ltd.	65,985	260,958
Mapletree Commercial Trust (REIT)	108,700	171,308
Mapletree Logistics Trust (REIT)	136,444	195,761
Oversea-Chinese Banking Corp. Ltd.	156,952	1,370,938
Singapore Airlines Ltd.*	60,205	248,393
Singapore Exchange Ltd.	36,002	266,830
Singapore Technologies Engineering Ltd.	63,719	184,260
Singapore Telecommunications Ltd.	382,719	694,197
Suntec REIT (REIT)	108,300	125,593
United Overseas Bank Ltd.	54,321	1,043,050
UOL Group Ltd.	19,174	112,604
Venture Corp. Ltd.	12,700	189,386

		15,055,431

South Africa (0.4%)
Anglo American plc	148,737	5,828,513

South Korea (0.6%)
Hugel, Inc.*	1,524	240,366
NAVER Corp.	8,504	2,832,788
Samsung Electronics Co. Ltd.	75,527	5,432,205

		8,505,359

Spain (1.7%)
ACS Actividades de Construccion y Servicios SA(x)	10,907	361,463
Aena SME SA(m)*	3,109	504,231
Amadeus IT Group SA*	89,855	6,362,419
Banco Bilbao Vizcaya Argentaria SA	306,476	1,590,724
Banco Santander SA	1,510,216	5,130,675
CaixaBank SA	204,817	633,858
Cellnex Telecom SA(m)	14,408	829,606
Enagas SA	10,572	229,607
Endesa SA	14,581	385,757
Ferrovial SA	22,211	579,021
Grifols SA	13,464	352,574
Iberdrola SA	281,174	3,622,114
Industria de Diseno Textil SA	51,317	1,691,042
Naturgy Energy Group SA(x)	13,273	325,314
Red Electrica Corp. SA	19,777	350,207
Repsol SA	70,248	869,931
Siemens Gamesa Renewable Energy SA	11,038	427,161
Telefonica SA	231,259	1,035,161

		25,280,865

Sweden (1.8%)
Alfa Laval AB*	14,807	447,595
Assa Abloy AB, Class B	102,982	2,959,710
Atlas Copco AB, Class A	30,569	1,860,717
Atlas Copco AB, Class B	17,767	924,618
Boliden AB	12,290	455,943
Electrolux AB(x)	9,782	271,279
Epiroc AB, Class A	31,268	708,175
Epiroc AB, Class B	18,745	390,527
EQT AB	10,689	351,876
Essity AB, Class B(x)	27,579	871,253
Evolution Gaming Group AB(m)	7,320	1,077,870
Fastighets AB Balder, Class B*	4,806	238,059
H & M Hennes & Mauritz AB, Class B*	37,308	840,487
Hexagon AB, Class B	12,815	1,182,095
Husqvarna AB, Class B	20,376	293,504
ICA Gruppen AB	4,353	212,829
Industrivarden AB, Class A*	5,071	186,502
Industrivarden AB, Class C*	7,018	246,216
Investment AB Latour, Class B	7,405	191,793
Investor AB, Class B	21,111	1,683,378
Kinnevik AB, Class B(x)*	11,276	548,213
L E Lundbergforetagen AB, Class B*	3,641	198,779
Lundin Energy AB	9,056	284,534
Nibe Industrier AB, Class B	14,309	443,682
Sandvik AB*	52,023	1,421,281
Securitas AB, Class B	14,632	248,796
Skandinaviska Enskilda Banken AB, Class A(x)	75,885	924,945
Skanska AB, Class B(x)	15,210	381,406
SKF AB, Class B	17,882	508,197
Svenska Cellulosa AB SCA, Class B*	27,980	495,143
Svenska Handelsbanken AB, Class A	71,660	778,348
Swedbank AB, Class A	41,124	724,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	7,506	$585,976
Tele2 AB, Class B	23,598	318,299
Telefonaktiebolaget LM Ericsson, Class B(x)	134,904	1,784,880
Telia Co. AB	110,609	479,116
Volvo AB, Class B(x)	66,109	1,672,132

		27,192,836

Switzerland (7.2%)
ABB Ltd. (Registered)	85,585	2,586,158
Adecco Group AG (Registered)	7,311	492,273
Alcon, Inc.*	29,093	2,037,110
Baloise Holding AG (Registered)	2,173	369,696
Banque Cantonale Vaudoise (Registered)	1,456	142,034
Barry Callebaut AG (Registered)	134	302,834
Chocoladefabriken Lindt & Spruengli AG	46	401,524
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	366,079
Cie Financiere Richemont SA (Registered)	23,858	2,290,509
Clariant AG (Registered)	9,525	192,082
Coca-Cola HBC AG	66,630	2,121,876
Credit Suisse Group AG	240,939	2,524,232
Credit Suisse Group AG (ADR)(x)	59,462	630,297
EMS-Chemie Holding AG (Registered)	394	351,834
Geberit AG (Registered)	1,684	1,071,887
Givaudan SA (Registered)	428	1,649,237
Julius Baer Group Ltd.	29,993	1,917,978
Kuehne + Nagel International AG (Registered)	2,552	728,217
LafargeHolcim Ltd. (Registered)*	24,278	1,426,652
Logitech International SA (Registered)	7,444	780,827
Lonza Group AG (Registered)	9,133	5,105,938
Nestle SA (Registered)	226,696	25,265,997
Novartis AG (Registered)	150,255	12,840,392
Novartis AG (ADR)	28,323	2,421,050
Partners Group Holding AG	1,720	2,196,519
Roche Holding AG	58,451	18,889,973
Roche Holding AG CHF 1	1,475	504,073
Schindler Holding AG	1,914	562,161
Schindler Holding AG (Registered)	943	270,184
SGS SA (Registered)	283	802,754
Sika AG (Registered)	11,289	3,224,917
Sonova Holding AG (Registered)*	2,511	665,243
STMicroelectronics NV	112,200	4,274,935
Straumann Holding AG (Registered)	468	583,793
Swatch Group AG (The)	1,323	380,600
Swatch Group AG (The) (Registered)	2,170	120,881
Swiss Life Holding AG (Registered)	1,367	671,966
Swiss Prime Site AG (Registered)	3,599	331,855
Swiss Re AG	13,155	1,293,857
Swisscom AG (Registered)(x)	1,176	630,833
Temenos AG (Registered)	3,226	464,368
UBS Group AG (Registered)	170,253	2,636,251
Vifor Pharma AG(x)	2,057	279,991
Zurich Insurance Group AG	6,896	2,943,286

		109,745,153

Taiwan (1.4%)
ASE Technology Holding Co. Ltd.	752,000	2,833,211
Delta Electronics, Inc.	227,000	2,291,242
Hon Hai Precision Industry Co. Ltd.	601,040	2,612,027
Taiwan Semiconductor Manufacturing Co. Ltd.	235,000	4,834,577
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	71,894	8,503,622

		21,074,679

United Arab Emirates (0.1%)
Network International Holdings plc(m)*	304,391	1,735,604

United Kingdom (9.0%)
3i Group plc	44,964	715,024
Admiral Group plc	9,097	388,900
Ashtead Group plc	20,627	1,230,442
Associated British Foods plc*	16,716	556,529
AstraZeneca plc	110,471	11,036,842
Auto Trader Group plc(m)*	43,331	331,177
AVEVA Group plc	21,861	1,031,308
Aviva plc	181,889	1,023,570
BAE Systems plc	496,484	3,456,487
Barclays plc	3,455,131	8,855,823
Barratt Developments plc*	47,103	484,944
Berkeley Group Holdings plc	6,049	370,175
BP plc	931,095	3,782,150
British American Tobacco plc	105,487	4,034,072
British Land Co. plc (The) (REIT)	38,737	269,577
BT Group plc*	406,364	867,210
Bunzl plc	15,228	487,675
Burberry Group plc*	53,288	1,394,692
CK Hutchison Holdings Ltd.	121,705	969,839
CNH Industrial NV	46,357	717,318
Coca-Cola European Partners plc	9,524	496,772
Compass Group plc*	161,542	3,254,787
Croda International plc	6,336	554,486
DCC plc	4,630	401,486
Diageo plc	292,135	12,039,832
Direct Line Insurance Group plc	66,098	285,487
Entain plc*	26,272	549,798
Experian plc	101,030	3,477,821
GlaxoSmithKline plc	230,776	4,097,744
Halma plc	16,965	555,230
Hargreaves Lansdown plc	14,941	317,513
HSBC Holdings plc	938,533	5,475,622
Imperial Brands plc	43,576	896,302
Informa plc*	233,976	1,805,687
InterContinental Hotels Group plc*	7,990	547,997
Intertek Group plc	7,279	562,151
J Sainsbury plc	82,144	274,616
JD Sports Fashion plc*	19,910	226,336
Johnson Matthey plc	8,821	366,400
Kingfisher plc*	102,226	448,576
Land Securities Group plc (REIT)	30,933	294,288
Legal & General Group plc	279,831	1,076,698
Linde plc	20,268	5,678,243
Lloyds Banking Group plc*	3,276,770	1,921,457
London Stock Exchange Group plc	25,975	2,485,154
M&G plc	119,696	342,237
Melrose Industries plc*	223,402	514,022
Mondi plc	22,999	586,569
National Grid plc	163,477	1,947,192
Natwest Group plc	224,184	606,530
Next plc*	6,164	668,428
Ocado Group plc*	32,041	898,895
Pearson plc	36,567	388,973
Persimmon plc	15,045	609,786
Phoenix Group Holdings plc	26,082	263,994
Prudential plc	121,155	2,573,009
Reckitt Benckiser Group plc	103,693	9,288,967
RELX plc (London Stock Exchange)	35,855	899,126
RELX plc (Turquoise Stock Exchange)	149,960	3,766,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rentokil Initial plc*	83,996	$560,920
Rolls-Royce Holdings plc*	1,304,789	1,894,118
RSA Insurance Group plc	48,312	453,566
Sage Group plc (The)	48,991	413,879
Schroders plc	5,534	267,021
Segro plc (REIT)	55,303	714,833
Severn Trent plc	10,679	339,491
Smith & Nephew plc	40,844	775,918
Smiths Group plc	17,344	367,623
Spirax-Sarco Engineering plc	3,442	540,946
SSE plc	47,894	960,688
St James’s Place plc	25,256	443,580
Standard Chartered plc	122,654	844,609
Standard Life Aberdeen plc	104,575	417,940
Taylor Wimpey plc*	165,986	412,921
Tesco plc	359,058	1,132,801
Travis Perkins plc*	76,500	1,625,711
Unilever plc (Cboe Europe)	70,204	3,917,177
Unilever plc (London Stock Exchange)	50,951	2,848,977
United Utilities Group plc	31,732	404,998
Vodafone Group plc	1,245,701	2,264,806
Whitbread plc*	9,006	425,361
Wm Morrison Supermarkets plc	113,467	285,399
WPP plc	57,450	729,120

		136,491,248

United States (1.2%)
Alphabet, Inc., Class C*	755	1,561,816
Carnival Corp.*	136,149	3,613,395
Core Laboratories NV	71,906	2,070,174
CyberArk Software Ltd.*	1,794	232,036
Everest Re Group Ltd.	8,367	2,073,426
Facebook, Inc., Class A*	3,900	1,148,667
Ferguson plc	10,392	1,241,813
Ingersoll Rand, Inc.*	25,715	1,265,435
James Hardie Industries plc (CHDI)	20,976	634,744
QIAGEN NV*	45,093	2,182,381
Stellantis NV (Euronext Paris)	47,974	848,387
Stellantis NV (Italian Stock Exchange)	47,123	833,559
Tenaris SA	22,523	253,879

		17,959,712

Total Common Stocks (80.2%) (Cost $769,372,534)		1,216,989,285

EXCHANGE TRADED FUNDS (ETF):
Equity (9.8%)
iShares China Large-Cap ETF(x)	139,310	6,500,205
iShares Core MSCI EAFE ETF	366,400	26,399,120
iShares Latin America 40 ETF(x)	40,847	1,127,786
iShares MSCI Australia ETF(x)	80,015	1,983,572
iShares MSCI Austria ETF(x)‡	121,637	2,669,020
iShares MSCI Belgium ETF(x)	62,597	1,274,475
iShares MSCI France ETF(x)	97,767	3,405,225
iShares MSCI Germany ETF(x)	280,410	9,376,910
iShares MSCI Indonesia ETF(x)	26,800	585,580
iShares MSCI Ireland ETF(x)	25,600	1,408,512
iShares MSCI Israel ETF(x)	26,600	1,715,700
iShares MSCI Italy ETF(x)	288,724	9,097,693
iShares MSCI Japan ETF(x)	72,270	4,951,940
iShares MSCI Malaysia ETF(x)	9,164	248,344
iShares MSCI Mexico ETF(x)	11,748	514,915
iShares MSCI Netherlands ETF(x)	2,993	138,127
iShares MSCI New Zealand ETF(x)	11,600	722,216
iShares MSCI Norway ETF(x)‡	46,300	1,283,214
iShares MSCI Poland ETF(x)	12,000	217,200
iShares MSCI Singapore ETF(x)	64,563	1,512,066
iShares MSCI Spain ETF(x)	160,621	4,399,409
JPMorgan BetaBuilders Japan ETF	21,301	606,625
SPDR Portfolio Developed World ex-US ETF(x)	362,200	12,807,392
SPDR S&P Emerging Asia Pacific ETF	3,679	483,273
Vanguard FTSE Developed Markets ETF	190,900	9,375,099
Vanguard FTSE Emerging Markets ETF(x)	150,100	7,812,705
Vanguard FTSE Europe ETF(x)	493,500	31,090,500
Vanguard FTSE Pacific ETF(x)	88,500	7,226,910

Total Exchange Traded Funds (9.8%) (Cost $115,833,591)		148,933,733

	Number of Rights	Value (Note 1)
RIGHTS:
Chile (0.0%)
Sociedad Quimica y Minera de Chile SA, expiring 4/19/21*	6,863	21,275

Italy (0.0%)
Snam SpA, expiring 4/7/21*	91,273	94

Total Rights (0.0%) (Cost $—)		21,369

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $5,036,893, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $5,137,631.(xx)	$5,036,893	5,036,893
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $13,400,704, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $14,870,023.(xx)	13,400,000	13,400,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $15,000,083, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $16,590,607.(xx)	15,000,000	15,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $20,000,106, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $22,198,337.(xx)	$20,000,000	$20,000,000

Total Repurchase Agreements		53,436,893

Total Short-Term Investments (3.7%) (Cost $56,436,893)		56,436,893

Total Investments in Securities (93.7%) (Cost $941,643,018)		1,422,381,280
Other Assets Less Liabilities (6.3%)		96,032,081

Net Assets (100%)		$1,518,413,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	Number of shares is less than 0.5.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $19,390,523 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $72,404,383. This was collateralized by $18,718,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $56,436,893 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$199,986,840	13.2%
Industrials	175,074,079	11.5
Consumer Discretionary	163,307,447	10.8
Exchange-Traded Funds	148,933,733	9.8
Information Technology	145,267,253	9.6
Health Care	145,006,021	9.5
Consumer Staples	126,155,492	8.3
Materials	105,687,022	7.0
Communication Services	54,930,156	3.6
Repurchase Agreements	53,436,893	3.5
Energy	44,620,106	2.9
Utilities	31,906,054	2.1
Real Estate	25,070,184	1.7
Investment Company	3,000,000	0.2
Cash and Other	96,032,081	6.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	88,247	2,188,245	—	(83,551)	12,038	251,574	2,368,306	—	—
EXCHANGE-TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF(x)	121,637	3,030,758	—	(667,484)	101,188	204,558	2,669,020	—	—
iShares MSCI Norway ETF(x)	46,300	1,362,387	—	(216,092)	1,369	135,550	1,283,214	—	—

Total		6,581,390	—	(967,127)	114,595	591,682	6,320,540	—	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,265	6/2021	EUR	57,350,777	1,132,310
FTSE 100 Index	388	6/2021	GBP	35,728,432	(138,541)
SPI 200 Index	111	6/2021	AUD	14,261,045	77,856
TOPIX Index	198	6/2021	JPY	34,941,702	1,153,139

					2,224,764

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	40,237,086	EUR	33,785,371	BNP Paribas	6/18/2021	553,644

Total unrealized appreciation						553,644

AUD	16,620,899	USD	12,797,843	BNP Paribas	6/18/2021	(169,328)
GBP	20,943,316	USD	29,105,450	BNP Paribas	6/18/2021	(226,293)
JPY	1,573,925,064	USD	14,482,183	BNP Paribas	6/18/2021	(257,391)

Total unrealized depreciation						(653,012)

Net unrealized depreciation						(99,368)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$3,266,503	$62,717,110	$—		$65,983,613
Austria	—	5,913,763	—		5,913,763
Belgium	—	6,421,910	—		6,421,910
Brazil	7,427,775	426,747	—		7,854,522
Canada	16,867,158	—	—		16,867,158
Chile	2,165,150	418,857	—		2,584,007
China	5,758,428	27,693,443	—		33,451,871
Colombia	3,828,945	—	—		3,828,945
Denmark	—	21,531,017	—		21,531,017
Finland	—	10,216,404	—		10,216,404
France	—	143,613,362	—		143,613,362
Germany	—	120,272,506	—		120,272,506
Hong Kong	2,594,466	28,059,402	—		30,653,868
India	7,778,228	7,779,935	—		15,558,163
Ireland	4,285,579	9,826,442	—		14,112,021
Israel	4,575,589	2,363,715	—		6,939,304
Italy	—	24,500,846	—		24,500,846
Japan	—	226,147,868	—		226,147,868
Jordan	—	228,518	—		228,518
Luxembourg	—	4,759,226	—		4,759,226
Macau	—	1,769,320	—		1,769,320
Malta	—	—	—	(a)	—	(a)
Mexico	5,687,496	104,175	—		5,791,671
Netherlands	—	55,855,099	—		55,855,099
New Zealand	—	2,521,527	—		2,521,527
Norway	3,266,283	15,526,512	—		18,792,795
Peru	615,111	—	—		615,111
Portugal	—	1,159,562	—		1,159,562
Russia	—	175,908	—		175,908
Singapore	—	15,055,431	—		15,055,431
South Africa	—	5,828,513	—		5,828,513
South Korea	—	8,505,359	—		8,505,359
Spain	—	25,280,865	—		25,280,865
Sweden	—	27,192,836	—		27,192,836
Switzerland	3,051,347	106,693,806	—		109,745,153
Taiwan	8,503,622	12,571,057	—		21,074,679
United Arab Emirates	—	1,735,604	—		1,735,604
United Kingdom	496,772	135,994,476	—		136,491,248
United States	11,964,949	5,994,763	—		17,959,712
Exchange Traded Funds	148,933,733	—	—		148,933,733
Forward Currency Contracts	—	553,644	—		553,644
Futures	2,363,305	—	—		2,363,305
Rights
Chile	21,275	—	—		21,275
Italy	—	94	—		94
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	53,436,893	—		53,436,893

Total Assets	$246,451,714	$1,178,846,515	$—		$1,425,298,229

Liabilities:
Forward Currency Contracts	$—	$(653,012)	$—		$(653,012)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(138,541)	$—	$—	$(138,541)

Total Liabilities	$(138,541)	$(653,012)	$—	$(791,553)

Total	$246,313,173	$1,178,193,503	$—	$1,424,506,676

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,627,230
Aggregate gross unrealized depreciation	(84,736,192)

Net unrealized appreciation	$450,891,038

Federal income tax cost of investments in securities and derivative instruments, if applicable	$973,615,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.1%)
Abacus Property Group (REIT)	42,538	$90,790
Adbri Ltd.(x)	38,714	102,330
Afterpay Ltd.*	25,386	1,957,117
AGL Energy Ltd.	67,641	495,785
ALS Ltd.	52,169	383,570
Altium Ltd.	13,340	268,205
Alumina Ltd.	255,170	337,237
AMP Ltd.	373,099	358,485
Ampol Ltd.	25,857	482,154
Ansell Ltd.	14,077	419,561
APA Group	128,025	974,359
Appen Ltd.	12,391	148,985
ARB Corp. Ltd.	8,159	213,492
Aristocrat Leisure Ltd.	69,477	1,812,693
ASX Ltd.	21,100	1,138,683
Atlas Arteria Ltd.	104,117	470,538
AUB Group Ltd.	8,075	118,129
Aurizon Holdings Ltd.	201,349	596,445
AusNet Services	202,216	281,843
Austal Ltd.(x)	34,135	58,077
Australia & New Zealand Banking Group Ltd.	308,931	6,612,396
Bank of Queensland Ltd.	64,674	424,915
Bapcor Ltd.	36,828	209,516
Beach Energy Ltd.	174,064	226,741
Bega Cheese Ltd.	32,364	156,096
Bendigo & Adelaide Bank Ltd.	58,018	443,320
BHP Group Ltd.	319,821	11,004,278
BHP Group plc	336,881	9,727,364
Bingo Industries Ltd.(m)(x)	46,621	106,941
Blackmores Ltd.(x)	1,743	105,594
BlueScope Steel Ltd.	54,694	803,854
Boral Ltd.*	111,775	466,094
Brambles Ltd.	159,614	1,282,664
Breville Group Ltd.	10,258	210,370
Brickworks Ltd.	9,414	149,014
BWP Trust (REIT)	52,583	157,761
carsales.com Ltd.	26,980	364,974
Centuria Industrial REIT (REIT)	49,631	125,155
Challenger Ltd.	62,133	302,036
Champion Iron Ltd.*	35,950	149,636
Charter Hall Group (REIT)	50,568	494,707
Charter Hall Long Wale REIT (REIT)	56,321	201,915
Charter Hall Retail REIT (REIT)	54,838	159,944
CIMIC Group Ltd.(x)*	7,962	106,376
Cleanaway Waste Management Ltd.	223,414	373,327
Clinuvel Pharmaceuticals Ltd.(x)	4,589	94,355
Coca-Cola Amatil Ltd.	54,203	552,912
Cochlear Ltd.	7,138	1,143,809
Codan Ltd.	12,979	152,211
Coles Group Ltd.	144,820	1,761,068
Collins Foods Ltd.	11,651	92,123
Commonwealth Bank of Australia	192,608	12,596,035
Computershare Ltd.	61,436	701,823
Corporate Travel Management Ltd.(x)*	11,849	176,488
Costa Group Holdings Ltd.	42,845	153,928
Credit Corp. Group Ltd.	7,486	185,818
Cromwell Property Group (REIT)(x)	198,603	124,450
Crown Resorts Ltd.*	39,205	350,191
CSL Ltd.	49,398	9,929,734
CSR Ltd.	52,386	229,985
Deterra Royalties Ltd.	44,699	133,088
Dexus (REIT)	117,910	873,196
Domain Holdings Australia Ltd.*	26,050	83,102
Domino’s Pizza Enterprises Ltd.	6,858	501,366
Downer EDI Ltd.	75,530	294,302
Eagers Automotive Ltd.(x)	18,853	200,191
Elders Ltd.	16,877	159,339
EML Payments Ltd.(x)*	37,510	139,605
Evolution Mining Ltd.	185,504	574,870
Flight Centre Travel Group Ltd.(x)*	16,653	227,552
Fortescue Metals Group Ltd.	180,742	2,744,279
G8 Education Ltd.(x)*	89,737	70,545
Glencore plc*	1,747,421	6,847,567
Gold Road Resources Ltd.(x)	95,530	79,816
Goodman Group (REIT)	182,518	2,512,004
GPT Group (The) (REIT)	211,480	738,896
GrainCorp Ltd., Class A	25,011	99,735
Growthpoint Properties Australia Ltd. (REIT)	31,267	82,409
GUD Holdings Ltd.	10,521	93,417
Harvey Norman Holdings Ltd.(x)	74,401	323,810
Healius Ltd.	55,737	172,727
HUB24 Ltd.(x)	7,096	111,892
IDP Education Ltd.	18,131	328,861
IGO Ltd.	73,107	348,719
Iluka Resources Ltd.	45,899	251,359
Incitec Pivot Ltd.*	210,860	466,062
Ingenia Communities Group (REIT)	32,042	123,148
Inghams Group Ltd.(x)	40,297	102,229
Insurance Australia Group Ltd.	267,627	951,332
InvoCare Ltd.(x)	15,514	132,095
IOOF Holdings Ltd.	65,244	174,437
IPH Ltd.(x)	23,290	117,107
IRESS Ltd.	21,189	147,744
JB Hi-Fi Ltd.	12,473	490,557
Kogan.com Ltd.(x)	9,310	84,857
Lendlease Corp. Ltd.	74,731	733,364
Link Administration Holdings Ltd.	58,078	226,300
Lynas Rare Earths Ltd.*	97,827	458,459
Macquarie Group Ltd.	36,925	4,286,329
Magellan Financial Group Ltd.	15,687	538,203
Medibank Pvt Ltd.	298,992	635,878
Megaport Ltd.(x)*	15,255	128,499
Mesoblast Ltd.(x)*	58,554	96,510
Metcash Ltd.	110,184	307,980
Mineral Resources Ltd.	18,019	520,354
Mirvac Group (REIT)	427,486	811,742
Monadelphous Group Ltd.	10,615	83,851
Nanosonics Ltd.*	28,880	125,034
National Australia Bank Ltd.	357,959	7,069,082
National Storage REIT (REIT)	98,384	149,455
Nearmap Ltd.(x)*	50,454	77,411
Netwealth Group Ltd.	9,773	100,063
Newcrest Mining Ltd.	88,651	1,644,317
NEXTDC Ltd.*	49,579	392,394
nib holdings Ltd.	50,103	199,031
Nickel Mines Ltd.	146,201	136,033
Nine Entertainment Co. Holdings Ltd.	159,227	335,006
Northern Star Resources Ltd.	126,311	909,507
NRW Holdings Ltd.	47,124	70,333
Nufarm Ltd.*	34,109	137,569
Nuix Ltd.*	21,391	83,837
Oil Search Ltd.	200,658	624,880
Omni Bridgeway Ltd.(x)	28,613	76,283
Orica Ltd.	44,178	468,098
Origin Energy Ltd.	191,101	680,757
Orora Ltd.	98,828	228,197
OZ Minerals Ltd.	36,019	624,862
Pendal Group Ltd.	31,464	155,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Perenti Global Ltd.	73,153	$56,397
Perpetual Ltd.	6,135	153,728
Perseus Mining Ltd.*	133,152	108,215
Pilbara Minerals Ltd.*	246,110	195,345
Platinum Asset Management Ltd.	32,484	123,366
PointsBet Holdings Ltd.(x)*	17,752	167,196
PolyNovo Ltd.*	69,483	143,022
Premier Investments Ltd.	10,866	214,833
Pro Medicus Ltd.	5,331	167,352
Qantas Airways Ltd.*	204,761	791,628
QBE Insurance Group Ltd.	159,588	1,166,089
Qube Holdings Ltd.(x)	206,582	469,159
Ramelius Resources Ltd.(x)	88,374	99,009
Ramsay Health Care Ltd.	20,128	1,024,311
REA Group Ltd.	5,480	589,969
Reece Ltd.(x)	31,129	405,259
Regis Resources Ltd.	53,877	118,675
Resolute Mining Ltd.(x)*	119,072	39,794
Rio Tinto Ltd.	40,302	3,390,211
Rio Tinto plc	175,913	13,459,508
Santos Ltd.	205,961	1,110,708
Scentre Group (REIT)	563,501	1,206,980
SEEK Ltd.*	38,328	829,984
Seven Group Holdings Ltd.(x)	14,361	245,973
Shopping Centres Australasia Property Group (REIT)	115,469	220,138
Silver Lake Resources Ltd.*	95,709	108,680
Sonic Healthcare Ltd.	52,023	1,386,549
South32 Ltd.	519,030	1,107,784
Spark Infrastructure Group	187,629	309,255
St Barbara Ltd.	76,291	113,866
Star Entertainment Grp Ltd. (The)*	91,923	264,618
Steadfast Group Ltd.	93,395	270,274
Stockland (REIT)	259,157	866,108
Suncorp Group Ltd.	139,031	1,045,450
Super Retail Group Ltd.	17,407	155,617
Sydney Airport*	292,988	1,377,517
Tabcorp Holdings Ltd.	240,670	855,508
Technology One Ltd.	29,374	208,385
Telstra Corp. Ltd.	1,291,214	3,334,521
TPG Telecom Ltd.	40,266	193,597
Transurban Group	297,255	3,007,390
Treasury Wine Estates Ltd.	78,324	615,732
United Malt Grp Ltd.	29,083	89,906
Vicinity Centres (REIT)	420,090	528,076
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	95,994	122,493
Vocus Group Ltd.*	67,486	279,362
Washington H Soul Pattinson & Co. Ltd.	13,629	326,913
Waypoint REIT (REIT)	85,227	162,483
Webjet Ltd.(x)*	36,252	153,646
Wesfarmers Ltd.	123,213	4,929,197
Westgold Resources Ltd.*	45,130	68,386
Westpac Banking Corp.	398,287	7,384,486
Whitehaven Coal Ltd.*	95,996	128,693
WiseTech Global Ltd.	17,020	375,545
Woodside Petroleum Ltd.	104,667	1,907,996
Woolworths Group Ltd.	137,376	4,264,537
Worley Ltd.	34,575	275,483
Zip Co. Ltd.*	44,112	247,269

		180,177,740

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	164,636	10,377,439

Chile (0.1%)
Antofagasta plc	56,072	1,306,385

China (0.6%)
Prosus NV*	86,436	9,609,260

Finland (0.4%)
Kone OYJ, Class B(x)	78,817	6,438,583

France (14.5%)
Air Liquide SA	92,076	15,041,269
Airbus SE*	112,750	12,764,705
BNP Paribas SA*	397,231	24,167,406
Danone SA	126,236	8,660,162
Engie SA	361,474	5,131,316
EssilorLuxottica SA	57,857	9,420,820
Kering SA	14,246	9,833,319
L’Oreal SA	47,482	18,196,924
LVMH Moet Hennessy Louis Vuitton SE	51,531	34,330,513
Pernod Ricard SA	39,889	7,486,792
Safran SA	73,722	10,032,962
Sanofi	221,745	21,908,401
Schneider Electric SE	110,229	16,836,838
TOTAL SE	511,200	23,844,486
Unibail-Rodamco- Westfield (CHDI) (REIT)(x)*	23,332	94,812
Vinci SA	114,982	11,779,569
Vivendi SE	168,300	5,526,232

		235,056,526

Germany (12.1%)
adidas AG*	36,293	11,329,685
Allianz SE (Registered)	80,144	20,399,416
BASF SE	178,538	14,831,878
Bayer AG (Registered)	190,968	12,084,244
Bayerische Motoren Werke AG	62,289	6,462,407
Daimler AG (Registered)	163,186	14,545,899
Deutsche Boerse AG	36,933	6,137,215
Deutsche Post AG (Registered)	191,503	10,492,171
Deutsche Telekom AG (Registered)	630,302	12,691,294
Infineon Technologies AG	253,851	10,763,021
Just Eat Takeaway.com NV(m)*	19,117	1,762,602
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	27,233	8,386,430
SAP SE	212,319	25,999,170
Siemens AG (Registered)	145,433	23,876,899
Volkswagen AG (Preference)(q)	35,586	9,957,184
Vonovia SE	103,080	6,733,123

		196,452,638

Ireland (1.7%)
CRH plc (Irish Stock Exchange)	127,151	5,944,096
CRH plc (London Stock Exchange)	154,563	7,244,804
Flutter Entertainment plc (Dublin Stock Exchange)*	32,188	6,919,001
Flutter Entertainment plc (London Stock Exchange)*	26,519	5,668,488
Smurfit Kappa Group plc	41,831	1,964,179

		27,740,568

Italy (1.9%)
Enel SpA	1,510,051	15,039,717
Eni SpA	488,298	6,009,149
Intesa Sanpaolo SpA*	3,545,833	9,607,517

		30,656,383

Japan (23.8%)
77 Bank Ltd. (The)	5,460	76,975
ABC-Mart, Inc.	3,700	208,517
Acom Co. Ltd.	43,220	201,023
Adastria Co. Ltd.	4,221	77,348
ADEKA Corp.	11,400	223,624
Advantest Corp.	11,901	1,040,431

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Co. Ltd.	63,070	$1,879,141
Aeon Delight Co. Ltd.	2,300	66,990
AEON Financial Service Co. Ltd.	15,900	213,245
Aeon Mall Co. Ltd.	9,610	167,074
AGC, Inc.	15,013	627,773
Ai Holdings Corp.	4,238	83,937
Aica Kogyo Co. Ltd.	6,000	216,211
Aichi Bank Ltd. (The)	1,720	46,913
Aichi Steel Corp.	2,010	67,348
Aiful Corp.*	20,636	59,639
Ain Holdings, Inc.	2,920	188,294
Air Water, Inc.(x)	14,881	260,728
Aisan Industry Co. Ltd.	7,700	46,662
Aisin Corp.(x)	13,560	514,355
Ajinomoto Co., Inc.	36,886	754,710
Alfresa Holdings Corp.	21,104	406,546
Alpen Co. Ltd.	4,000	85,762
Alps Alpine Co. Ltd.	16,017	211,197
Amada Co. Ltd.	27,419	305,577
Amano Corp.	5,299	128,640
ANA Holdings, Inc.(x)*	40,993	952,215
Anritsu Corp.(x)	11,754	256,470
Aozora Bank Ltd.	10,221	233,913
Arcs Co. Ltd.	1,737	37,509
Ariake Japan Co. Ltd.	1,540	93,325
ARTERIA Networks Corp.	4,611	68,379
As One Corp.	1,477	185,550
Asahi Group Holdings Ltd.	34,980	1,473,757
Asahi Holdings, Inc.(x)	5,730	109,606
Asahi Intecc Co. Ltd.	18,475	508,907
Asahi Kasei Corp.	108,031	1,243,491
Asics Corp.	15,186	242,071
ASKUL Corp.	2,274	86,873
Astellas Pharma, Inc.	141,461	2,174,456
Autobacs Seven Co. Ltd.	5,122	69,388
Awa Bank Ltd. (The)	2,224	50,054
Azbil Corp.	10,224	439,985
Bandai Namco Holdings, Inc.	13,264	945,520
Bank of Kyoto Ltd. (The)(x)	7,170	440,982
BayCurrent Consulting, Inc.	955	217,781
Bell System24 Holdings, Inc.	2,096	35,796
Benefit One, Inc.	4,737	125,735
Benesse Holdings, Inc.	5,297	111,370
Bic Camera, Inc.(x)	10,045	112,493
BML, Inc.	2,830	97,762
Bridgestone Corp.	43,978	1,777,390
Brother Industries Ltd.(x)	20,322	449,479
Calbee, Inc.	7,612	194,004
Canon Electronics, Inc.	2,833	44,059
Canon Marketing Japan, Inc.	5,165	114,565
Canon, Inc.	82,186	1,857,489
Capcom Co. Ltd.	16,114	523,187
Casio Computer Co. Ltd.	17,200	323,883
Central Glass Co. Ltd.	3,878	82,516
Central Japan Railway Co.	13,836	2,068,059
Change, Inc.(x)*	2,256	72,432
Chiba Bank Ltd. (The)(x)	61,187	400,637
Chiyoda Co. Ltd.	3,062	27,405
Chofu Seisakusho Co. Ltd.	3,200	62,801
Chubu Electric Power Co., Inc.	50,913	655,236
Chudenko Corp.	4,078	86,956
Chugai Pharmaceutical Co. Ltd.	49,839	2,020,567
Chugoku Bank Ltd. (The)	14,402	121,615
Chugoku Electric Power Co., Inc. (The)(x)	24,265	297,820
Citizen Watch Co. Ltd.	19,990	68,243
CKD Corp.	4,836	100,760
Cleanup Corp.	10,500	51,492
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	248,309
cocokara fine, Inc.(x)	2,255	173,313
COLOPL, Inc.	5,212	39,258
Colowide Co. Ltd.(x)	5,764	98,908
Computer Engineering & Consulting Ltd.	2,317	30,070
COMSYS Holdings Corp.(x)	10,500	323,369
Concordia Financial Group Ltd.(x)	96,536	391,462
CONEXIO Corp.	7,492	93,916
Cosel Co. Ltd.	4,700	46,438
Cosmo Energy Holdings Co. Ltd.	4,694	111,791
Cosmos Pharmaceutical Corp.	1,446	225,536
Create Restaurants Holdings, Inc.(x)*	11,134	86,779
Create SD Holdings Co. Ltd.	2,762	89,801
Credit Saison Co. Ltd.(x)	13,432	161,099
CyberAgent, Inc.	39,456	710,190
Cybozu, Inc.	2,098	42,292
Dai Nippon Printing Co. Ltd.	21,778	456,114
Daicel Corp.	29,000	223,147
Daido Steel Co. Ltd.	2,591	119,576
Daifuku Co. Ltd.	8,504	832,543
Daiho Corp.	2,932	102,610
Dai-ichi Life Holdings, Inc.	83,563	1,435,420
Daiichi Sankyo Co. Ltd.	139,521	4,063,718
Daikin Industries Ltd.	20,705	4,173,724
Daio Paper Corp.	8,061	138,251
Daiseki Co. Ltd.	1,930	69,897
Daishi Hokuetsu Financial Group, Inc.(x)	3,188	75,147
Daito Trust Construction Co. Ltd.	6,252	724,436
Daiwa House Industry Co. Ltd.	46,442	1,359,391
Daiwa Securities Group, Inc.(x)	131,703	680,490
Daiwabo Holdings Co. Ltd.(x)	8,725	132,540
DCM Holdings Co. Ltd.	10,117	105,807
DeNA Co. Ltd.	9,759	190,553
Denka Co. Ltd.	5,919	236,279
Denso Corp.	36,640	2,431,195
Dentsu Group, Inc.	18,243	584,896
Descente Ltd.(x)*	4,643	78,917
DIC Corp.	8,900	230,448
Digital Arts, Inc.	1,151	100,729
Digital Garage, Inc.	3,387	137,805
Dip Corp.	3,520	92,161
Disco Corp.	2,159	677,582
DMG Mori Co. Ltd.	11,229	183,964
Doutor Nichires Holdings Co. Ltd.	5,044	78,353
Dowa Holdings Co. Ltd.	5,600	232,901
DTS Corp.	4,573	104,325
Duskin Co. Ltd.	5,723	143,947
Earth Corp.	1,236	74,344
East Japan Railway Co.	29,290	2,073,645
Ebara Corp.	8,388	342,035
EDION Corp.(x)	8,339	93,312
Eisai Co. Ltd.	17,720	1,187,308
Eizo Corp.	2,633	99,280
Elecom Co. Ltd.	4,016	89,079
Electric Power Development Co. Ltd.(x)	14,178	247,643
ENEOS Holdings, Inc.(x)	250,349	1,134,117
en-japan, Inc.	2,579	79,542
euglena Co. Ltd.*	9,207	88,058
Exedy Corp.(x)	3,400	51,372
Ezaki Glico Co. Ltd.	4,571	183,501
Fancl Corp.	6,642	224,049
FANUC Corp.	14,076	3,328,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fast Retailing Co. Ltd.	2,169	$1,726,385
FCC Co. Ltd.	3,752	62,960
Food & Life Companies Ltd.	7,824	345,535
FP Corp.	4,036	164,210
Fudo Tetra Corp.	6,411	111,516
Fuji Co. Ltd.	3,400	65,989
Fuji Corp.	5,877	150,475
Fuji Electric Co. Ltd.	9,979	415,472
Fuji Kyuko Co. Ltd.	2,194	116,511
Fuji Media Holdings, Inc.	20,394	249,572
Fuji Oil Holdings, Inc.(x)	4,030	107,479
Fuji Seal International, Inc.	4,611	103,027
Fuji Soft, Inc.	1,853	95,892
FUJIFILM Holdings Corp.	28,186	1,672,705
Fujikura Ltd.*	21,309	104,500
Fujimi, Inc.	1,257	48,986
Fujitec Co. Ltd.	6,579	140,106
Fujitsu General Ltd.	6,319	176,059
Fujitsu Ltd.	14,430	2,085,166
Fukuoka Financial Group, Inc.	16,400	310,893
Fukuyama Transporting Co. Ltd.	2,128	87,638
Funai Soken Holdings, Inc.	3,831	74,250
Furukawa Electric Co. Ltd.(x)	7,000	187,762
Fuso Chemical Co. Ltd.	2,852	104,704
Futaba Industrial Co. Ltd.	9,500	50,878
Future Corp.	4,909	88,670
Fuyo General Lease Co. Ltd.	2,579	177,485
Giken Ltd.	1,041	46,914
Glory Ltd.	4,557	97,951
GMO GlobalSign Holdings KK(x)	955	58,564
GMO internet, Inc.	7,656	219,187
GMO Payment Gateway, Inc.	3,387	449,051
Goldwin, Inc.	2,916	186,455
GS Yuasa Corp.	5,471	148,232
GungHo Online Entertainment, Inc.	3,785	74,726
Gunma Bank Ltd. (The)(x)	32,555	116,725
H.U. Group Holdings, Inc.(x)	6,996	234,727
H2O Retailing Corp.(x)	9,500	78,591
Hachijuni Bank Ltd. (The)	43,000	156,505
Hakuhodo DY Holdings, Inc.	27,115	451,815
Hamamatsu Photonics KK	11,935	704,944
Hankyu Hanshin Holdings, Inc.	21,021	673,014
Hanwa Co. Ltd.	3,534	108,358
Haseko Corp.(x)	16,475	230,479
Hazama Ando Corp.	13,966	107,086
Heiwa Corp.	4,550	74,255
Heiwa Real Estate Co. Ltd.	4,329	135,080
Hikari Tsushin, Inc.	1,831	368,267
Hino Motors Ltd.	22,963	197,433
Hirogin Holdings, Inc.	36,500	223,170
Hirose Electric Co. Ltd.	2,789	428,709
HIS Co. Ltd.(x)*	3,292	65,855
Hisamitsu Pharmaceutical Co., Inc.	5,579	363,284
Hitachi Construction Machinery Co. Ltd.	6,567	210,251
Hitachi Ltd.	77,318	3,494,236
Hitachi Metals Ltd.	19,279	317,239
Hitachi Transport System Ltd.	3,481	116,950
Hokuetsu Corp.	13,526	63,278
Hokuriku Electric Power Co.	21,850	149,383
Honda Motor Co. Ltd.	126,694	3,797,673
Horiba Ltd.	3,816	240,557
Hoshizaki Corp.	4,864	434,015
House Foods Group, Inc.	8,400	276,144
Hoya Corp.	32,242	3,786,924
Hulic Co. Ltd.	35,049	413,086
Hyakujushi Bank Ltd. (The)	2,900	44,263
Ibiden Co. Ltd.	7,715	354,657
Ichibanya Co. Ltd.	1,268	55,198
Ichigo, Inc.	26,101	77,083
Idemitsu Kosan Co. Ltd.(x)	18,720	482,519
IHI Corp.	14,804	300,158
Iida Group Holdings Co. Ltd.	15,482	374,169
Inaba Denki Sangyo Co. Ltd.	6,062	146,068
Infocom Corp.	2,107	53,548
Infomart Corp.	19,428	167,215
Information Services International- Dentsu Ltd.	2,820	99,709
Inpex Corp.	88,887	606,896
Internet Initiative Japan, Inc.	4,626	108,542
IR Japan Holdings Ltd.(x)	856	103,362
Iriso Electronics Co. Ltd.	1,764	78,621
Iseki & Co. Ltd.*	4,100	61,060
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	251,138
Isuzu Motors Ltd.	47,274	507,643
Ito En Ltd.	5,017	307,658
ITOCHU Corp.(x)	110,850	3,591,049
Itochu Enex Co. Ltd.	5,640	55,623
Itochu Techno-Solutions Corp.	7,982	256,996
Iwatani Corp.(x)	5,397	332,910
Iyo Bank Ltd. (The)	24,000	143,924
Izumi Co. Ltd.	3,455	135,267
J Front Retailing Co. Ltd.	22,829	216,693
JAC Recruitment Co. Ltd.	4,065	64,063
JAFCO Group Co. Ltd.(x)	2,473	146,962
Japan Airlines Co. Ltd.*	37,002	825,423
Japan Airport Terminal Co. Ltd.(x)	5,238	257,347
Japan Aviation Electronics Industry Ltd.	6,944	112,258
Japan Cash Machine Co. Ltd.(x)	6,102	33,672
Japan Display, Inc.(x)*	231,888	100,525
Japan Elevator Service Holdings Co. Ltd.	4,050	87,054
Japan Exchange Group, Inc.	46,186	1,082,435
Japan Material Co. Ltd.	5,450	64,480
Japan Post Bank Co. Ltd.(x)	46,500	446,837
Japan Post Holdings Co. Ltd.*	115,943	1,033,199
Japan Post Insurance Co. Ltd.	19,609	402,717
Japan Pulp & Paper Co. Ltd.	2,543	83,829
Japan Steel Works Ltd. (The)	6,516	154,595
Japan Tobacco, Inc.	89,006	1,708,176
JCR Pharmaceuticals Co. Ltd.	5,088	164,737
Jeol Ltd.(x)	3,266	129,490
JFE Holdings, Inc.	43,004	529,370
JGC Holdings Corp.(x)	18,595	227,725
JINS Holdings, Inc.(x)	771	54,800
Joyful Honda Co. Ltd.	6,398	82,919
JSR Corp.(x)	16,517	498,232
JTEKT Corp.	17,798	181,637
Juroku Bank Ltd. (The)	3,200	63,841
Justsystems Corp.	2,992	163,482
JVCKenwood Corp.	19,300	38,347
Kadokawa Corp.	3,736	144,919
Kagome Co. Ltd.	8,701	276,216
Kajima Corp.	40,971	581,309
Kakaku.com, Inc.	13,130	358,118
Kaken Pharmaceutical Co. Ltd.	2,834	110,954
Kameda Seika Co. Ltd.	1,676	72,958
Kamigumi Co. Ltd.	8,622	163,290
Kanamoto Co. Ltd.	2,948	76,705
Kandenko Co. Ltd.	10,184	89,308
Kaneka Corp.(x)	6,200	254,775
Kanematsu Corp.	8,108	108,815
Kanematsu Electronics Ltd.	935	31,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Electric Power Co., Inc. (The)	65,172	$705,135
Kansai Paint Co. Ltd.	18,311	488,679
Kao Corp.	38,528	2,544,640
Katakura Industries Co. Ltd.	7,200	94,613
Katitas Co. Ltd.	5,812	162,195
Kato Sangyo Co. Ltd.	2,563	82,752
Kawasaki Heavy Industries Ltd.*	12,529	310,269
Kawasaki Kisen Kaisha Ltd.*	5,681	130,064
KDDI Corp.(x)	126,201	3,869,518
Keihan Holdings Co. Ltd.	8,105	336,717
Keikyu Corp.	24,606	371,340
Keio Corp.	8,634	580,149
Keisei Electric Railway Co. Ltd.	13,333	435,904
Kewpie Corp.	13,000	295,868
Key Coffee, Inc.	4,000	76,839
Keyence Corp.	15,743	7,147,443
KH Neochem Co. Ltd.	3,353	84,730
Kikkoman Corp.	12,176	724,677
Kinden Corp.	15,000	255,362
Kintetsu Department Store Co. Ltd.*	2,816	82,655
Kintetsu Group Holdings Co. Ltd.*	15,762	600,728
Kintetsu World Express, Inc.	3,932	102,024
Kirin Holdings Co. Ltd.	70,836	1,356,584
Kitano Construction Corp.(x)	2,956	67,703
Kiyo Bank Ltd. (The)	3,600	53,874
Kobayashi Pharmaceutical Co. Ltd.	4,615	430,553
Kobe Bussan Co. Ltd.	10,912	292,202
Kobe Steel Ltd.	33,016	223,039
Koei Tecmo Holdings Co. Ltd.	5,514	247,252
Kohnan Shoji Co. Ltd.	2,315	66,591
Koito Manufacturing Co. Ltd.	9,589	642,586
Kokuyo Co. Ltd.	7,982	123,560
Komatsu Ltd.	75,376	2,327,483
Komeri Co. Ltd.(x)	3,475	96,820
Komori Corp.	7,900	53,511
Konami Holdings Corp.(x)	6,450	383,884
Konica Minolta, Inc.(x)	43,791	237,296
Konoike Transport Co. Ltd.	6,036	65,907
Kose Corp.	3,360	475,210
Kotobuki Spirits Co. Ltd.	1,845	119,806
K’s Holdings Corp.(x)	17,800	244,514
Kubota Corp.	83,741	1,905,491
Kumagai Gumi Co. Ltd.	3,271	88,773
Kumiai Chemical Industry Co. Ltd.	9,350	84,781
Kura Sushi, Inc.(x)	1,723	115,930
Kuraray Co. Ltd.	28,183	321,473
Kureha Corp.(x)	1,321	91,149
Kurita Water Industries Ltd.	9,006	385,942
Kusuri no Aoki Holdings Co. Ltd.	1,785	136,706
KYB Corp.*	1,923	52,449
Kyocera Corp.	24,443	1,550,798
Kyoritsu Maintenance Co. Ltd.	2,670	88,377
Kyowa Exeo Corp.	9,800	258,619
Kyowa Kirin Co. Ltd.	18,509	553,306
Kyudenko Corp.	3,588	137,071
Kyushu Electric Power Co., Inc.	31,604	311,687
Kyushu Financial Group, Inc.	34,349	147,354
Kyushu Railway Co.(x)	11,748	273,103
Lasertec Corp.	7,231	948,242
Lawson, Inc.	5,088	249,518
Life Corp.	3,189	97,204
Link And Motivation, Inc.(x)	10,606	57,568
Lintec Corp.	4,900	110,811
Lion Corp.	21,636	421,875
Lixil Corp.	24,010	666,794
M&A Capital Partners Co. Ltd.*	1,564	77,688
M3, Inc.	27,037	1,848,698
Mabuchi Motor Co. Ltd.	4,526	198,862
Macnica Fuji Electronics Holdings, Inc.	4,767	95,103
Maeda Corp.(x)	15,009	129,588
Maeda Road Construction Co. Ltd.(x)	5,963	115,409
Makino Milling Machine Co. Ltd.	2,098	82,139
Makita Corp.	22,583	967,770
Mandom Corp.	4,216	79,503
Mani, Inc.	7,470	187,551
Marubeni Corp.	155,762	1,295,332
Maruha Nichiro Corp.	3,726	88,334
Marui Group Co. Ltd.(x)	15,023	282,076
Maruichi Steel Tube Ltd.	7,800	177,873
Maruwa Co. Ltd.	889	91,208
Maruwa Unyu Kikan Co. Ltd.(x)	4,260	74,216
Marvelous, Inc.(x)	10,228	79,533
Matsuda Sangyo Co. Ltd.	4,000	73,552
Matsui Securities Co. Ltd.(x)	11,730	95,450
Matsumotokiyoshi Holdings Co. Ltd.(x)	7,600	338,388
Matsuya Co. Ltd.	7,173	59,470
Max Co. Ltd.	6,000	88,706
Maxell Holdings Ltd.*	5,700	72,019
Mazda Motor Corp.	57,715	470,164
Mebuki Financial Group, Inc.(x)	104,665	246,715
Medipal Holdings Corp.	17,687	339,284
MedPeer, Inc.*	1,059	62,550
Megmilk Snow Brand Co. Ltd.	3,437	69,811
Meidensha Corp.	4,400	95,650
Meiji Holdings Co. Ltd.(x)	10,929	702,772
Meitec Corp.	1,939	106,997
Menicon Co. Ltd.	2,482	146,376
METAWATER Co. Ltd.	3,652	73,056
Milbon Co. Ltd.	2,308	126,526
Minebea Mitsumi, Inc.	30,892	789,284
Mirait Holdings Corp.	5,285	87,204
Miroku Jyoho Service Co. Ltd.	2,998	55,804
MISUMI Group, Inc.	20,444	593,610
Mitani Sekisan Co. Ltd.(x)	1,611	58,271
Mitsubishi Chemical Holdings Corp.	108,956	816,641
Mitsubishi Corp.	96,169	2,718,528
Mitsubishi Electric Corp.	159,404	2,427,951
Mitsubishi Estate Co. Ltd.	103,914	1,813,627
Mitsubishi Gas Chemical Co., Inc.	14,524	356,000
Mitsubishi HC Capital, Inc.(x)	60,888	367,335
Mitsubishi Heavy Industries Ltd.	27,889	868,721
Mitsubishi Logistics Corp.(x)	4,975	152,092
Mitsubishi Materials Corp.(x)	14,300	333,720
Mitsubishi Motors Corp.*	75,000	213,366
Mitsubishi Pencil Co. Ltd.	3,972	57,325
Mitsubishi Shokuhin Co. Ltd.	3,000	83,856
Mitsubishi UFJ Financial Group, Inc.	1,092,962	5,840,647
Mitsuboshi Belting Ltd.	4,120	66,270
Mitsui & Co. Ltd.(x)	128,246	2,666,266
Mitsui Chemicals, Inc.	14,798	467,094
Mitsui Fudosan Co. Ltd.	72,094	1,636,561
Mitsui High-Tec, Inc.	2,493	104,246
Mitsui Mining & Smelting Co. Ltd.	5,900	204,615
Mitsui OSK Lines Ltd.(x)	10,794	377,753
Mitsui-Soko Holdings Co. Ltd.	4,931	96,549
Miura Co. Ltd.	8,004	432,277
Mixi, Inc.	3,456	86,459
Mizuho Financial Group, Inc.	215,656	3,114,328
Mizuho Leasing Co. Ltd.	1,996	59,939
Mizuno Corp.	4,444	87,255
Mochida Pharmaceutical Co. Ltd.	2,534	98,179
Monex Group, Inc.	14,185	119,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MonotaRO Co. Ltd.	23,996	$648,851
Morinaga & Co. Ltd.	4,247	151,699
Morinaga Milk Industry Co. Ltd.	3,908	205,415
Morita Holdings Corp.	3,388	54,679
MOS Food Services, Inc.(x)	3,648	107,076
MS&AD Insurance Group Holdings, Inc.	38,415	1,127,210
Murata Manufacturing Co. Ltd.	47,267	3,774,530
Musashi Seimitsu Industry Co. Ltd.	5,616	95,811
Nabtesco Corp.	11,042	504,606
Nachi-Fujikoshi Corp.	2,183	94,930
Nagase & Co. Ltd.	11,432	178,514
Nagawa Co. Ltd.(x)	1,145	92,138
Nagoya Railroad Co. Ltd.*	12,958	308,137
Nankai Electric Railway Co. Ltd.	9,800	224,986
NEC Corp.	20,187	1,188,704
NEC Networks & System Integration Corp.	5,600	98,522
NET One Systems Co. Ltd.	7,723	246,564
Nexon Co. Ltd.	40,874	1,325,244
Nextage Co. Ltd.	6,335	107,905
NGK Insulators Ltd.	22,442	410,229
NGK Spark Plug Co. Ltd.	12,240	211,250
NH Foods Ltd.	6,942	297,492
NHK Spring Co. Ltd.(x)	25,000	187,401
Nichias Corp.	5,487	139,250
Nichiha Corp.	3,077	89,760
Nichirei Corp.	9,587	246,677
Nidec Corp.	38,987	4,730,552
Nifco, Inc.	5,877	214,167
Nihon Kohden Corp.	7,968	232,437
Nihon M&A Center, Inc.	24,742	668,799
Nihon Parkerizing Co. Ltd.	12,170	131,345
Nihon Unisys Ltd.	5,369	165,349
Nihon Yamamura Glass Co. Ltd.	5,562	51,438
Nikkon Holdings Co. Ltd.(x)	9,000	180,691
Nikon Corp.	26,926	251,690
Nintendo Co. Ltd.	9,178	5,123,434
Nippn Corp.	4,887	73,134
Nippo Corp.	5,398	147,229
Nippon Chemi-Con Corp.*	3,503	61,439
Nippon Densetsu Kogyo Co. Ltd.	4,340	75,923
Nippon Electric Glass Co. Ltd.	6,101	141,333
Nippon Express Co. Ltd.	6,057	450,753
Nippon Gas Co. Ltd.	8,442	146,844
Nippon Kayaku Co. Ltd.	10,745	103,738
Nippon Light Metal Holdings Co. Ltd.	5,252	104,969
Nippon Paint Holdings Co. Ltd.	67,250	968,740
Nippon Paper Industries Co. Ltd.(x)	9,600	114,966
Nippon Sanso Holdings Corp.	18,000	342,037
Nippon Sharyo Ltd.	3,791	85,218
Nippon Shinyaku Co. Ltd.	4,816	357,965
Nippon Shokubai Co. Ltd.	2,462	140,972
Nippon Signal Co. Ltd.	8,900	78,852
Nippon Soda Co. Ltd.	3,039	95,925
Nippon Steel Corp.	73,651	1,254,844
Nippon Steel Trading Corp.	2,026	74,197
Nippon Telegraph & Telephone Corp.	186,677	4,791,475
Nippon Television Holdings, Inc.	13,631	178,997
Nippon Yusen KK(x)	16,174	551,428
Nipro Corp.(x)	13,900	167,842
Nishimatsu Construction Co. Ltd.(x)	4,358	110,519
Nishi-Nippon Financial Holdings, Inc.	13,628	97,848
Nishi-Nippon Railroad Co. Ltd.	5,600	149,552
Nissan Chemical Corp.	9,008	480,806
Nissan Motor Co. Ltd.*	196,265	1,091,710
Nissan Shatai Co. Ltd.(x)	9,940	71,458
Nisshin Oillio Group Ltd. (The)	2,383	70,269
Nisshin Seifun Group, Inc.(x)	18,778	313,744
Nisshinbo Holdings, Inc.	12,062	89,764
Nissin Electric Co. Ltd.	7,460	83,813
Nissin Foods Holdings Co. Ltd.(x)	6,316	468,317
Nitori Holdings Co. Ltd.	6,268	1,212,842
Nitta Corp.	1,728	41,107
Nitto Boseki Co. Ltd.	2,757	100,221
Nitto Denko Corp.	11,215	958,175
Nitto Kogyo Corp.	5,056	92,604
Noevir Holdings Co. Ltd.	1,781	80,746
NOF Corp.(x)	7,305	381,991
Nohmi Bosai Ltd.	4,847	94,117
Nojima Corp.	3,609	91,655
NOK Corp.	8,604	116,637
Nomura Holdings, Inc.	241,505	1,268,106
Nomura Real Estate Holdings, Inc.	10,820	260,423
Nomura Research Institute Ltd.	28,715	888,226
Noritake Co. Ltd.	1,990	63,802
Noritz Corp.	4,795	76,391
North Pacific Bank Ltd.	553	1,598
NS Solutions Corp.	3,420	108,415
NS United Kaiun Kaisha Ltd.	2,870	48,859
NSD Co. Ltd.	5,948	98,896
NSK Ltd.(x)	30,498	312,623
NTN Corp.*	37,117	114,309
NTT Data Corp.	42,625	659,441
Obara Group, Inc.(x)	1,415	48,370
Obayashi Corp.	56,756	520,274
OBIC Business Consultants Co. Ltd.	1,642	86,011
Obic Co. Ltd.	4,959	906,034
Odakyu Electric Railway Co. Ltd.	24,751	676,196
Ogaki Kyoritsu Bank Ltd. (The)	2,098	42,197
Ohsho Food Service Corp.	741	38,949
Oiles Corp.	4,560	69,764
Oita Bank Ltd. (The)	2,100	40,853
Oji Holdings Corp.	68,133	440,580
Okamura Corp.	7,341	85,990
Oki Electric Industry Co. Ltd.	8,423	87,482
OKUMA Corp.	1,173	67,271
Olympus Corp.	92,081	1,905,239
Omron Corp.	13,350	1,041,716
Ono Pharmaceutical Co. Ltd.	37,819	987,102
Onward Holdings Co. Ltd.	15,000	42,267
Open House Co. Ltd.	4,646	198,050
Optim Corp.(x)*	2,491	66,884
Optorun Co. Ltd.	3,885	96,243
Oracle Corp.	3,300	321,879
Orient Corp.(x)	65,426	90,997
Oriental Land Co. Ltd.(x)	16,266	2,442,287
ORIX Corp.	102,660	1,731,938
Osaka Gas Co. Ltd.	31,014	604,174
OSG Corp.	9,700	172,668
Otsuka Corp.	9,530	445,838
Otsuka Holdings Co. Ltd.	34,374	1,455,055
Outsourcing, Inc.	6,004	96,736
PALTAC Corp.	2,773	150,014
Pan Pacific International Holdings Corp.	31,573	744,521
Panasonic Corp.	171,033	2,198,830
Park24 Co. Ltd.	10,900	203,677
Penta-Ocean Construction Co. Ltd.	29,322	230,127
PeptiDream, Inc.*	8,788	401,601
Persol Holdings Co. Ltd.	18,066	353,080
Pigeon Corp.	10,057	381,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Piolax, Inc.	4,502	$66,071
Pola Orbis Holdings, Inc.	8,224	197,866
Prestige International, Inc.	10,559	78,388
Raksul, Inc.*	1,943	90,548
Rakuten Group, Inc.	74,120	882,947
Recruit Holdings Co. Ltd.	111,245	5,426,365
Relo Group, Inc.	8,730	184,653
Renesas Electronics Corp.*	70,632	765,486
Rengo Co. Ltd.(x)	21,000	182,262
RENOVA, Inc.*	2,551	85,821
Resona Holdings, Inc.	194,518	816,547
Resorttrust, Inc.	7,178	119,801
Ricoh Co. Ltd.(x)	46,040	467,365
Riken Corp.	1,600	36,126
Rinnai Corp.	3,700	414,026
Riso Kagaku Corp.	2,813	37,371
Rohm Co. Ltd.	6,799	663,781
Rohto Pharmaceutical Co. Ltd.	10,582	282,219
Rorze Corp.	1,360	96,051
Round One Corp.(x)	6,290	70,725
Royal Holdings Co. Ltd.(x)*	1,912	34,571
Ryobi Ltd.	3,494	52,445
Ryohin Keikaku Co. Ltd.	21,429	506,671
Saibu Gas Holdings Co. Ltd.	505	14,458
Saizeriya Co. Ltd.	3,745	76,946
Sakai Moving Service Co. Ltd.	1,540	68,916
Sakata Seed Corp.	2,341	86,473
San ju San Financial Group, Inc.	2,610	32,812
San-A Co. Ltd.	1,826	75,942
Sangetsu Corp.	3,239	49,057
San-In Godo Bank Ltd. (The)	14,711	74,535
Sanken Electric Co. Ltd.(x)	2,047	95,949
Sankyo Co. Ltd.	3,547	93,957
Sankyu, Inc.	4,962	217,795
Sanrio Co. Ltd.	5,173	81,946
Santen Pharmaceutical Co. Ltd.	30,999	426,385
Sanwa Holdings Corp.	21,000	274,816
Sanyo Chemical Industries Ltd.	1,868	94,475
Sapporo Holdings Ltd.	6,302	130,508
Sato Holdings Corp.	1,598	41,608
Sawai Pharmaceutical Co. Ltd.(r)	4,400	210,811
SBI Holdings, Inc.	17,974	486,990
SCREEN Holdings Co. Ltd.	3,799	334,182
SCSK Corp.	4,098	242,790
Secom Co. Ltd.	15,101	1,270,134
Sega Sammy Holdings, Inc.	20,371	317,731
Seibu Holdings, Inc.	22,730	250,446
Seiko Epson Corp.(x)	24,121	392,123
Seiko Holdings Corp.	4,175	70,774
Seino Holdings Co. Ltd.	16,000	222,822
Seiren Co. Ltd.	4,616	81,127
Sekisui Chemical Co. Ltd.(x)	33,017	633,652
Sekisui House Ltd.	57,097	1,224,189
Senko Group Holdings Co. Ltd.(x)	10,158	96,144
Seven & i Holdings Co. Ltd.	61,420	2,475,660
Seven Bank Ltd.(x)	64,776	148,009
SG Holdings Co. Ltd.	28,698	657,546
Sharp Corp.(x)	17,930	309,291
Shibuya Corp.	2,975	95,383
SHIFT, Inc.*	776	91,739
Shiga Bank Ltd. (The)	2,831	61,261
Shikoku Electric Power Co., Inc.	18,249	141,740
Shima Seiki Manufacturing Ltd.	2,819	65,354
Shimadzu Corp.	19,886	719,290
Shimamura Co. Ltd.	2,500	288,327
Shimano, Inc.	6,228	1,483,527
Shimizu Corp.	57,596	466,074
Shimojima Co. Ltd.	5,300	61,700
Shin-Etsu Chemical Co. Ltd.	29,045	4,881,711
Shinko Electric Industries Co. Ltd.	5,402	167,097
Shinsei Bank Ltd.	15,507	250,549
Shionogi & Co. Ltd.	21,278	1,143,795
Ship Healthcare Holdings, Inc.	5,252	147,516
Shiseido Co. Ltd.	33,067	2,216,512
Shizuoka Bank Ltd. (The)	40,645	319,360
SHO-BOND Holdings Co. Ltd.	4,612	198,684
Shochiku Co. Ltd.*	1,166	144,480
Showa Denko KK	14,151	402,580
Showa Sangyo Co. Ltd.	2,573	72,153
Siix Corp.	7,281	107,316
Sinfonia Technology Co. Ltd.	7,390	87,766
Sintokogio Ltd.	7,500	52,359
SKY Perfect JSAT Holdings, Inc.	7,493	33,295
Skylark Holdings Co. Ltd.(x)	20,442	305,730
SMC Corp.	4,696	2,727,476
SMK Corp.	1,620	41,464
SMS Co. Ltd.	4,785	146,067
SoftBank Corp.(x)	148,403	1,927,999
SoftBank Group Corp.	124,866	10,521,560
Sohgo Security Services Co. Ltd.	6,327	298,850
Sojitz Corp.	115,662	325,911
Solasto Corp.	7,031	90,678
Sompo Holdings, Inc.	30,139	1,154,659
Sony Group Corp.	100,464	10,520,479
Sotetsu Holdings, Inc.	6,169	138,117
Square Enix Holdings Co. Ltd.	6,921	384,413
Stanley Electric Co. Ltd.	13,307	395,995
Strike Co. Ltd.	1,559	62,163
Subaru Corp.(x)	45,958	914,802
Sugi Holdings Co. Ltd.	3,272	259,160
SUMCO Corp.	21,300	485,923
Sumitomo Bakelite Co. Ltd.	2,496	102,004
Sumitomo Chemical Co. Ltd.(x)	130,222	673,897
Sumitomo Corp.	102,912	1,465,723
Sumitomo Dainippon Pharma Co. Ltd.	15,798	274,940
Sumitomo Electric Industries Ltd.	59,537	891,509
Sumitomo Forestry Co. Ltd.	11,831	254,945
Sumitomo Heavy Industries Ltd.	10,441	289,962
Sumitomo Metal Mining Co. Ltd.	20,933	903,489
Sumitomo Mitsui Construction Co. Ltd.(x)	15,803	71,219
Sumitomo Mitsui Financial Group, Inc.	109,763	3,972,186
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,081,252
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	140,077
Sumitomo Realty & Development Co. Ltd.(x)	36,897	1,301,600
Sumitomo Rubber Industries Ltd.	16,520	194,704
Sumitomo Warehouse Co. Ltd. (The)	2,971	39,470
Sundrug Co. Ltd.	6,166	225,534
Suntory Beverage & Food Ltd.	12,637	469,643
Suzuken Co. Ltd.	7,488	292,487
Suzuki Motor Corp.	32,337	1,467,541
Sysmex Corp.	12,511	1,347,425
Systena Corp.	5,824	116,348
T Hasegawa Co. Ltd.	3,525	67,332
T&D Holdings, Inc.	52,917	681,505
Tadano Ltd.	8,952	95,968
Taiheiyo Cement Corp.(x)	12,822	337,095
Taikisha Ltd.	2,538	69,567
Taisei Corp.	17,402	671,091
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	278,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Taiyo Holdings Co. Ltd.	1,909	$103,963
Taiyo Yuden Co. Ltd.	7,256	340,765
Takamatsu Construction Group Co. Ltd.	3,899	75,920
Takara Bio, Inc.	4,701	126,011
Takara Holdings, Inc.(x)	18,000	244,985
Takasago Thermal Engineering Co. Ltd.	5,745	89,450
Takashimaya Co. Ltd.	11,437	121,988
Takeda Pharmaceutical Co. Ltd.	133,881	4,818,386
Takeuchi Manufacturing Co. Ltd.	4,365	122,011
Takuma Co. Ltd.	5,495	118,957
TBS Holdings, Inc.	11,930	234,021
TDK Corp.	7,769	1,075,627
TechnoPro Holdings, Inc.	3,425	285,198
Teijin Ltd.(x)	14,506	249,835
Terumo Corp.	49,163	1,775,596
THK Co. Ltd.	9,493	328,365
TIS, Inc.	18,861	449,870
TKC Corp.	2,570	81,702
Toagosei Co. Ltd.	17,000	199,287
Tobishima Corp.	6,530	71,006
Tobu Railway Co. Ltd.	17,551	471,725
Toda Corp.	32,000	234,382
Toei Co. Ltd.	540	116,510
Toho Bank Ltd. (The)	26,176	58,156
Toho Co. Ltd.	9,635	390,708
Toho Gas Co. Ltd.(x)	8,185	504,886
Tohoku Electric Power Co., Inc.	41,248	389,290
Tokai Carbon Co. Ltd.	15,000	242,086
TOKAI Holdings Corp.	9,977	86,141
Tokai Rika Co. Ltd.	5,427	91,949
Token Corp.	853	83,278
Tokio Marine Holdings, Inc.	52,430	2,493,059
Tokuyama Corp.	7,400	186,662
Tokyo Century Corp.(x)	3,218	216,229
Tokyo Electric Power Co. Holdings, Inc.*	136,134	453,678
Tokyo Electron Ltd.	9,393	3,969,279
Tokyo Gas Co. Ltd.	32,003	711,740
Tokyo Ohka Kogyo Co. Ltd.	2,294	143,369
Tokyo Seimitsu Co. Ltd.	3,298	150,119
Tokyo Tatemono Co. Ltd.	19,659	298,458
Tokyotokeiba Co. Ltd.	2,059	103,950
Tokyu Construction Co. Ltd.	9,825	53,417
Tokyu Corp.(x)	41,971	558,729
Tokyu Fudosan Holdings Corp.	57,534	340,346
Tomy Co. Ltd.	9,500	86,227
Topcon Corp.	8,062	97,712
Toppan Forms Co. Ltd.	7,000	70,616
Toppan Printing Co. Ltd.	25,746	434,816
Topre Corp.	2,571	36,246
Toray Industries, Inc.	117,437	755,691
Toridoll Holdings Corp.(x)	2,530	37,930
Toshiba TEC Corp.*	2,627	96,207
Tosho Co. Ltd.(x)	2,808	47,398
Tosoh Corp.(x)	24,847	475,285
TOTO Ltd.	12,927	793,891
Toyo Ink SC Holdings Co. Ltd.	1,695	31,091
Toyo Seikan Group Holdings Ltd.(x)	12,145	144,347
Toyo Suisan Kaisha Ltd.	9,479	398,079
Toyo Tire Corp.	11,244	198,833
Toyobo Co. Ltd.(x)	6,343	81,575
Toyoda Gosei Co. Ltd.	5,313	139,537
Toyota Boshoku Corp.	5,878	97,148
Toyota Industries Corp.	13,204	1,175,809
Toyota Motor Corp.	162,469	12,642,429
Toyota Tsusho Corp.	15,866	665,591
TPR Co. Ltd.	4,102	59,460
Transcosmos, Inc.	4,218	113,750
Trend Micro, Inc.	8,078	404,174
Tri Chemical Laboratories, Inc.	2,576	82,009
Trusco Nakayama Corp.	3,910	103,749
TS Tech Co. Ltd.	10,400	154,885
TSI Holdings Co. Ltd.*	14,450	41,892
Tsubakimoto Chain Co.	2,593	71,426
Tsumura & Co.	5,969	213,207
Tsuruha Holdings, Inc.	3,954	509,940
TV Asahi Holdings Corp.	4,061	76,324
Ube Industries Ltd.	10,241	218,092
Ulvac, Inc.	4,000	168,164
Unicharm Corp.	35,068	1,471,130
Uniden Holdings Corp.	4,364	101,607
United Arrows Ltd.	2,708	51,506
United Super Markets Holdings, Inc.(x)	5,338	56,212
Ushio, Inc.	11,665	153,707
USS Co. Ltd.	17,803	347,940
V Technology Co. Ltd.	1,336	65,759
ValueCommerce Co. Ltd.	1,542	49,996
Wacoal Holdings Corp.	3,211	71,194
Wacom Co. Ltd.	10,900	73,142
Welcia Holdings Co. Ltd.	9,748	334,544
West Japan Railway Co.	14,829	821,638
Wowow, Inc.	1,797	45,637
Xebio Holdings Co. Ltd.	5,148	43,518
Yakult Honsha Co. Ltd.	11,369	574,996
Yamada Holdings Co. Ltd.	49,936	269,242
Yamagata Bank Ltd. (The)	4,200	43,091
Yamaguchi Financial Group, Inc.	23,000	152,883
Yamaha Corp.	10,763	584,201
Yamaha Motor Co. Ltd.	23,424	573,515
Yamato Holdings Co. Ltd.	21,282	583,345
Yamato Kogyo Co. Ltd.	4,045	120,007
Yamazaki Baking Co. Ltd.	13,933	225,118
Yamazen Corp.	9,283	87,360
Yaoko Co. Ltd.(x)	2,104	129,214
Yaskawa Electric Corp.	17,826	887,074
Yokogawa Electric Corp.	18,255	336,001
Yokohama Rubber Co. Ltd. (The)	14,820	265,013
Yoshinoya Holdings Co. Ltd.	6,683	132,785
Z Holdings Corp.	221,158	1,099,748
Zenkoku Hosho Co. Ltd.	5,062	232,242
Zenrin Co. Ltd.	2,989	35,768
Zensho Holdings Co. Ltd.(x)	9,793	250,386
Zeon Corp.	14,213	227,074
Zojirushi Corp.	6,115	106,864
ZOZO, Inc.	12,216	360,771

		386,810,047

Jordan (0.0%)
Hikma Pharmaceuticals plc	27,351	858,191

Mexico (0.0%)
Fresnillo plc	29,844	355,557

Netherlands (6.8%)
Adyen NV(m)*	5,436	12,134,427
ASML Holding NV	81,544	49,438,978
ING Groep NV	758,230	9,275,887
Koninklijke Ahold Delhaize NV	201,982	5,625,527
Koninklijke Philips NV*	177,094	10,108,733
Royal Dutch Shell plc, Class A	664,931	12,959,935
Royal Dutch Shell plc, Class B	600,897	11,059,095

		110,602,582

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)*	80,622	479,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Auckland International Airport Ltd.*	22,016	$118,561
Chorus Ltd.	48,976	235,846
Fisher & Paykel Healthcare Corp. Ltd.	13,829	308,707
Fletcher Building Ltd.	38,545	188,836
SKYCITY Entertainment Group Ltd.*	37,597	90,811
Spark New Zealand Ltd.	23,905	74,625
Xero Ltd.*	13,062	1,255,335

		2,752,202

Russia (0.1%)
Evraz plc	92,998	741,037
Polymetal International plc	57,452	1,124,291

		1,865,328

South Africa (0.5%)
Anglo American plc	199,265	7,808,539

Spain (2.4%)
Amadeus IT Group SA*	87,571	6,200,695
Banco Santander SA	3,370,755	11,451,506
Iberdrola SA	1,139,175	14,674,977
Industria de Diseno Textil SA	216,039	7,119,105

		39,446,283

Switzerland (0.1%)
Coca-Cola HBC AG	31,571	1,005,399

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (20.7%)
3i Group plc	154,294	2,453,607
Admiral Group plc	33,674	1,439,577
Ashtead Group plc	72,444	4,321,431
Associated British Foods plc*	56,320	1,875,072
AstraZeneca plc	212,734	21,253,646
Auto Trader Group plc(m)*	152,845	1,168,188
Avast plc(m)	88,346	555,380
AVEVA Group plc	18,401	868,080
Aviva plc	634,565	3,570,980
B&M European Value Retail SA	144,409	1,050,756
BAE Systems plc	520,669	3,624,861
Barclays plc	2,800,211	7,177,202
Barratt Developments plc*	163,966	1,688,093
Berkeley Group Holdings plc	18,622	1,139,593
BP plc	3,213,660	13,054,031
British American Tobacco plc	369,862	14,144,397
British Land Co. plc (The) (REIT)	149,773	1,042,296
BT Group plc*	1,409,217	3,007,372
Bunzl plc	54,529	1,746,285
Burberry Group plc*	65,012	1,701,541
Compass Group plc*	288,693	5,816,656
Croda International plc	21,816	1,909,195
DCC plc	15,956	1,383,608
Diageo plc	371,685	15,318,346
DS Smith plc*	206,401	1,160,088
Entain plc*	93,936	1,965,813
Experian plc	146,738	5,051,256
GlaxoSmithKline plc	798,733	14,182,597
Halma plc	61,373	2,008,613
Hargreaves Lansdown plc	61,272	1,302,099
HSBC Holdings plc	3,301,511	19,261,792
Imperial Brands plc	152,662	3,140,061
Informa plc*	242,301	1,869,934
InterContinental Hotels Group plc*	29,570	2,028,069
Intermediate Capital Group plc	45,042	1,143,788
International Consolidated Airlines Group SA*	602,959	1,648,348
Intertek Group plc	26,140	2,018,771
J Sainsbury plc	263,862	882,118
JD Sports Fashion plc*	73,638	837,112
Johnson Matthey plc	30,769	1,278,059
Kingfisher plc*	342,021	1,500,817
Land Securities Group plc (REIT)	115,441	1,098,273
Legal & General Group plc	959,836	3,693,135
Linde plc	101,498	28,435,480
Lloyds Banking Group plc*	11,395,357	6,682,095
London Stock Exchange Group plc	59,271	5,670,744
M&G plc	421,127	1,204,093
Melrose Industries plc*	779,445	1,793,412
Mondi plc	78,496	2,001,970
National Grid plc	574,674	6,845,002
Natwest Group plc	736,049	1,991,382
Next plc*	20,617	2,235,721
Ocado Group plc*	78,645	2,206,347
Pearson plc	121,592	1,293,408
Persimmon plc	51,411	2,083,731
Phoenix Group Holdings plc	87,681	887,479
Prudential plc	422,578	8,974,430
Reckitt Benckiser Group plc	102,196	9,154,864
RELX plc	301,074	7,549,953
Renishaw plc	5,538	489,383
Rentokil Initial plc*	300,629	2,007,582
Rightmove plc*	140,368	1,126,623
Rolls-Royce Holdings plc*	1,209,720	1,756,109
RSA Insurance Group plc	167,324	1,570,882
Sage Group plc (The)	176,746	1,493,161
Schroders plc	18,177	877,058
Segro plc (REIT)	192,663	2,490,314
Severn Trent plc	38,577	1,226,383
Smith & Nephew plc	141,732	2,692,498
Smiths Group plc	64,215	1,361,100
Spirax-Sarco Engineering plc	11,911	1,871,938
SSE plc	168,447	3,378,816
St James’s Place plc	85,719	1,505,514
Standard Chartered plc	418,704	2,883,241
Standard Life Aberdeen plc	348,355	1,392,222
Taylor Wimpey plc*	585,981	1,457,735
Tesco plc	1,237,270	3,903,495
Unilever plc	411,947	23,034,435
United Utilities Group plc	110,529	1,410,690
Virgin Money UK plc (CHDI)*	99,398	258,957
Vodafone Group plc	4,340,642	7,891,711
Weir Group plc (The)*	41,965	1,028,047
Whitbread plc*	32,664	1,542,748
WPP plc	192,311	2,440,694

		337,482,383

United States (0.5%)
Amcor plc (CHDI)	88,671	1,036,517
Ferguson plc	36,422	4,352,321
James Hardie Industries plc (CHDI)	48,342	1,462,852
Janus Henderson Group plc (CHDI)	3,075	95,854
News Corp. (CHDI), Class B	6,024	143,626
Reliance Worldwide Corp. Ltd.	85,636	292,051
ResMed, Inc. (CHDI)	36,379	697,700
Sims Ltd.(x)	18,496	208,482

		8,289,403

Total Common Stocks (98.1%) (Cost $1,206,797,722)		1,595,091,436

CLOSED END FUNDS:
Guernsey (0.0%)
Pershing Square Holdings Ltd.	26,039	920,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc	232,887	$3,650,430

Total Closed End Funds (0.2%) (Cost $1,899,718)		4,571,197

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $408,002.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $2,823,103, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $2,879,565.(xx)	2,823,103	2,823,103
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $1,109,703.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $8,000,042, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,848,324.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $2,000,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $2,212,081.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		14,223,103

Total Short-Term Investments (0.9%) (Cost $14,223,103)		14,223,103

Total Investments in Securities (99.2%) (Cost $1,222,920,543)		1,613,885,736
Other Assets Less Liabilities (0.8%)		12,255,171

Net Assets (100%)		$1,626,140,907

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $15,850,031 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $38,529,165. This was collateralized by $27,013,920 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $14,223,103 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$246,128,647	15.1%
Consumer Discretionary	235,767,913	14.5
Industrials	232,675,665	14.3
Materials	177,974,240	10.9
Information Technology	166,931,986	10.3
Consumer Staples	161,848,335	10.0
Health Care	134,121,411	8.2
Communication Services	78,222,639	4.8
Energy	75,537,370	4.6
Utilities	55,187,678	3.4
Real Estate	30,695,552	1.9
Repurchase Agreements	14,223,103	0.9
Closed End Funds	4,571,197	0.3
Cash and Other	12,255,171	0.8

		100.0%

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	116	6/2021	EUR	5,259,044	110,423
FTSE 100 Index	53	6/2021	GBP	4,880,430	(29,230)
SPI 200 Index	15	6/2021	AUD	1,927,168	1,122
TOPIX Index	22	6/2021	JPY	3,882,412	99,632

					181,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$4,571,197	$—		$4,571,197
Common Stocks
Australia	—	180,177,740	—	(b)	180,177,740
Belgium	—	10,377,439	—		10,377,439
Chile	—	1,306,385	—		1,306,385
China	—	9,609,260	—		9,609,260
Finland	—	6,438,583	—		6,438,583
France	—	235,056,526	—		235,056,526
Germany	—	196,452,638	—		196,452,638
Ireland	—	27,740,568	—		27,740,568
Italy	—	30,656,383	—		30,656,383
Japan	—	386,599,236	210,811		386,810,047
Jordan	—	858,191	—		858,191
Mexico	—	355,557	—		355,557
Netherlands	—	110,602,582	—		110,602,582
New Zealand	—	2,752,202	—		2,752,202
Russia	—	1,865,328	—		1,865,328
South Africa	—	7,808,539	—		7,808,539
Spain	—	39,446,283	—		39,446,283
Switzerland	—	1,005,399	—		1,005,399
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	—	337,482,383	—		337,482,383
United States	—	8,289,403	—		8,289,403
Futures	211,177	—	—		211,177
Short-Term Investments
Repurchase Agreements	—	14,223,103	—		14,223,103

Total Assets	$211,177	$1,613,674,925	$210,811		$1,614,096,913

Liabilities:
Futures	$(29,230)	$—	$—		$(29,230)

Total Liabilities	$(29,230)	$—	$—		$(29,230)

Total	$181,947	$1,613,674,925	$210,811		$1,614,067,683

(a)	A security with a market value of $210,811 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$571,102,249
Aggregate gross unrealized depreciation	(196,560,458)

Net unrealized appreciation	$374,541,791

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,239,525,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.8%)
Abacus Property Group (REIT)	18,498	$39,481
Adbri Ltd.	16,506	43,629
Afterpay Ltd.*	11,779	908,094
AGL Energy Ltd.	10,320	75,642
ALS Ltd.	3,056	22,469
Altium Ltd.	5,568	111,946
Alumina Ltd.	108,299	143,130
AMP Ltd.	2,997,572	2,880,159
Ampol Ltd.	13,039	243,138
Ansell Ltd.	7,597	226,427
APA Group	54,107	411,792
Appen Ltd.	4,980	59,878
ARB Corp. Ltd.	3,357	87,841
Aristocrat Leisure Ltd.	36,053	940,642
ASX Ltd.	8,729	471,069
Atlas Arteria Ltd.	48,010	216,973
Aurizon Holdings Ltd.	71,230	211,001
AusNet Services	90,716	126,438
Austal Ltd.	14,097	23,984
Australia & New Zealand Banking Group Ltd.	134,722	2,883,606
Bank of Queensland Ltd.	27,226	178,878
Bapcor Ltd.	12,735	72,450
Beach Energy Ltd.	90,220	117,523
Bega Cheese Ltd.	10,108	48,752
Bendigo & Adelaide Bank Ltd.	22,932	175,225
BHP Group Ltd.	140,267	4,826,253
BHP Group plc	149,185	4,307,684
Bingo Industries Ltd.(m)	20,588	47,226
Blackmores Ltd.(x)	597	36,167
BlueScope Steel Ltd.	26,060	383,011
Boral Ltd.*	60,739	253,277
Brambles Ltd.	446,212	3,585,777
Breville Group Ltd.	5,221	107,071
Brickworks Ltd.	3,128	49,513
BWP Trust (REIT)	26,350	79,056
carsales.com Ltd.	14,419	195,054
Challenger Ltd.	30,824	149,839
Charter Hall Group (REIT)	20,235	197,959
Charter Hall Long Wale REIT (REIT)	27,025	96,887
Charter Hall Retail REIT (REIT)	30,050	87,646
CIMIC Group Ltd.(x)*	4,702	62,821
Cleanaway Waste Management Ltd.	115,605	193,177
Clinuvel Pharmaceuticals Ltd.	1,983	40,772
Coca-Cola Amatil Ltd.	25,354	258,630
Cochlear Ltd.	3,491	559,406
Coles Group Ltd.	63,778	775,566
Collins Foods Ltd.	5,548	43,868
Commonwealth Bank of Australia	82,793	5,414,435
Computershare Ltd.	31,470	359,501
Corporate Travel Management Ltd.*	4,838	72,061
Costa Group Holdings Ltd.	29,637	106,476
Credit Corp. Group Ltd.	2,888	71,686
Cromwell Property Group (REIT)	78,193	48,998
Crown Resorts Ltd.*	19,246	171,911
CSL Ltd.	21,524	4,326,645
CSR Ltd.	28,276	124,137
Deterra Royalties Ltd.	22,492	66,968
Dexus (REIT)	52,153	386,225
Domain Holdings Australia Ltd.*	15,333	48,914
Domino’s Pizza Enterprises Ltd.	3,712	271,372
Downer EDI Ltd.	33,355	129,967
Eagers Automotive Ltd.(x)	9,018	95,758
Elders Ltd.	5,260	49,661
EML Payments Ltd.*	16,325	60,758
Evolution Mining Ltd.	91,228	282,712
Flight Centre Travel Group Ltd.(x)*	7,568	103,411
Fortescue Metals Group Ltd.	81,945	1,244,204
G8 Education Ltd.*	27,893	21,928
Glencore plc*	4,546,689	17,816,976
Gold Road Resources Ltd.	41,019	34,272
Goodman Group (REIT)	72,725	1,000,918
GPT Group (The) (REIT)	92,553	323,374
Growthpoint Properties Australia Ltd. (REIT)	12,613	33,243
GUD Holdings Ltd.	4,390	38,979
Harvey Norman Holdings Ltd.(x)	29,571	128,700
Healius Ltd.	32,938	102,074
IDP Education Ltd.	5,944	107,813
IGO Ltd.	27,681	132,038
Iluka Resources Ltd.	22,492	123,174
Incitec Pivot Ltd.*	80,263	177,405
Inghams Group Ltd.(x)	24,674	62,595
Insurance Australia Group Ltd.	96,002	341,258
InvoCare Ltd.	6,750	57,473
IOOF Holdings Ltd.	24,263	64,870
IPH Ltd.	8,971	45,108
IRESS Ltd.	7,655	53,376
JB Hi-Fi Ltd.	5,712	224,650
Lendlease Corp. Ltd.	34,175	335,372
Link Administration Holdings Ltd.	24,953	97,229
Lynas Rare Earths Ltd.*	32,454	152,093
Macquarie Group Ltd.	17,079	1,982,565
Magellan Financial Group Ltd.	7,375	253,028
Medibank Pvt Ltd.	120,270	255,783
Metcash Ltd.	45,279	126,561
Mineral Resources Ltd.	9,297	268,480
Mirvac Group (REIT)	211,426	401,472
Monadelphous Group Ltd.	4,750	37,522
Nanosonics Ltd.*	15,681	67,890
National Australia Bank Ltd.	156,944	3,099,377
National Storage REIT (REIT)	38,604	58,643
Nearmap Ltd.(x)*	25,271	38,773
Newcrest Mining Ltd.	41,271	765,503
NEXTDC Ltd.*	23,055	182,469
nib holdings Ltd.	22,633	89,908
Nine Entertainment Co. Holdings Ltd.	98,743	207,751
Northern Star Resources Ltd.	66,070	475,739
NRW Holdings Ltd.	17,572	26,226
Nufarm Ltd.*	16,854	67,976
Oil Search Ltd.	77,181	240,354
Orica Ltd.	434,405	4,602,835
Origin Energy Ltd.	67,013	238,720
Orora Ltd.	29,395	67,874
OZ Minerals Ltd.	13,173	228,527
Pendal Group Ltd.	11,799	58,253
Perenti Global Ltd.	40,631	31,324
Perpetual Ltd.	2,833	70,988
Platinum Asset Management Ltd.	15,920	60,460
PolyNovo Ltd.*	33,162	68,260
Premier Investments Ltd.	5,965	117,935
Pro Medicus Ltd.	2,640	82,875
Qantas Airways Ltd.*	74,370	287,523
QBE Insurance Group Ltd.	55,985	409,075
Qube Holdings Ltd.	97,003	220,299
Ramsay Health Care Ltd.	9,772	497,296
REA Group Ltd.	2,619	281,958
Regis Resources Ltd.	25,353	55,845
Resolute Mining Ltd.*	45,809	15,309
Rio Tinto Ltd.	16,633	1,399,171
Rio Tinto plc	79,044	6,047,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Santos Ltd.	98,589	$531,671
Scentre Group (REIT)	184,772	395,769
SEEK Ltd.*	18,487	400,332
Seven Group Holdings Ltd.(x)	6,490	111,160
Shopping Centres Australasia Property Group (REIT)	46,044	87,782
Silver Lake Resources Ltd.*	41,904	47,583
Sonic Healthcare Ltd.	26,680	711,092
South32 Ltd.	252,690	539,325
Spark Infrastructure Group	92,555	152,551
St Barbara Ltd.	48,183	71,914
Star Entertainment Grp Ltd. (The)*	38,212	110,001
Steadfast Group Ltd.	52,572	152,137
Stockland (REIT)	108,085	361,222
Suncorp Group Ltd.	58,295	438,352
Super Retail Group Ltd.	5,904	52,781
Sydney Airport*	124,883	587,152
Tabcorp Holdings Ltd.	123,124	437,668
Technology One Ltd.	11,605	82,328
Telstra Corp. Ltd.	534,897	1,381,355
TPG Telecom Ltd.	22,358	107,496
Transurban Group	135,427	1,370,143
Treasury Wine Estates Ltd.	29,580	232,538
United Malt Grp Ltd.	10,251	31,690
Vicinity Centres (REIT)	187,457	235,644
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	42,669	54,448
Vocus Group Ltd.*	29,370	121,578
Washington H Soul Pattinson & Co. Ltd.	5,554	133,222
Waypoint REIT (REIT)	38,142	72,717
Webjet Ltd.(x)*	12,238	51,868
Wesfarmers Ltd.	59,148	2,366,245
Westpac Banking Corp.	167,506	3,105,664
Whitehaven Coal Ltd.(x)*	43,181	57,889
WiseTech Global Ltd.	7,843	173,055
Woodside Petroleum Ltd.	45,441	828,353
Woolworths Group Ltd.	59,956	1,861,203
Worley Ltd.(x)	20,615	164,254

		103,076,112

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	146,928	9,261,258

Canada (1.2%)
Cenovus Energy, Inc.	782,409	5,877,250
Open Text Corp.	105,600	5,035,054
Restaurant Brands International, Inc.(x)	39,502	2,567,630

		13,479,934

Chile (0.1%)
Antofagasta plc	21,789	507,647

China (0.8%)
Alibaba Group Holding Ltd.*	88,200	2,495,980
Alibaba Group Holding Ltd. (ADR)*	11,100	2,516,703
Prosus NV*	37,636	4,184,068

		9,196,751

Finland (0.5%)
Kone OYJ, Class B	34,318	2,803,447
UPM-Kymmene OYJ	93,300	3,351,318

		6,154,765

France (11.9%)
Accor SA*	205,897	7,765,206
Air Liquide SA	39,641	6,475,639
Airbus SE*	49,804	5,638,433
AXA SA‡	178,486	4,790,072
BNP Paribas SA*	324,995	19,772,591
Bureau Veritas SA*	20,387	580,243
Capgemini SE	19,800	3,369,144
Danone SA	60,939	4,180,595
Engie SA	160,191	2,273,997
EssilorLuxottica SA	38,187	6,217,966
Kering SA	6,331	4,369,981
L’Oreal SA	20,773	7,961,011
LVMH Moet Hennessy Louis Vuitton SE	23,035	15,346,168
Pernod Ricard SA	16,943	3,180,042
Publicis Groupe SA	93,058	5,679,079
Safran SA	30,917	4,207,551
Sanofi	95,546	9,439,942
Schneider Electric SE	47,936	7,321,945
TOTAL SE(x)	221,135	10,314,653
Valeo SA	111,802	3,798,263
Vinci SA	48,794	4,998,802
Vivendi SE	76,673	2,517,604

		140,198,927

Germany (15.1%)
adidas AG*	16,232	5,067,188
Allianz SE (Registered)	87,960	22,388,858
BASF SE	79,900	6,637,618
Bayer AG (Registered)	314,612	19,908,299
Bayerische Motoren Werke AG	172,375	17,883,694
Continental AG	73,055	9,655,189
Daimler AG (Registered)	240,250	21,415,147
Deutsche Boerse AG	17,230	2,863,137
Deutsche Post AG (Registered)	85,482	4,683,434
Deutsche Telekom AG (Registered)	282,075	5,679,653
Fresenius Medical Care AG & Co. KGaA	102,600	7,546,409
Henkel AG & Co. KGaA	22,400	2,218,373
Henkel AG & Co. KGaA (Preference)(q)	8,000	899,320
Infineon Technologies AG	109,377	4,637,472
Just Eat Takeaway.com NV(m)*	7,887	727,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,799	3,633,514
SAP SE	134,794	16,505,975
Siemens AG (Registered)	64,471	10,584,720
thyssenkrupp AG*	551,500	7,363,181
Volkswagen AG (Preference)(q)	15,723	4,399,393
Vonovia SE	43,447	2,837,932

		177,535,694

India (0.4%)
Axis Bank Ltd.*	493,300	4,705,710

Indonesia (0.1%)
Bank Mandiri Persero Tbk. PT	3,329,000	1,409,525

Ireland (1.4%)
CRH plc (Irish Stock Exchange)	51,475	2,406,370
CRH plc (London Stock Exchange)	75,661	3,546,445
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	3,114,711
Flutter Entertainment plc (London Stock Exchange)*	8,147	1,741,437
Ryanair Holdings plc*	14,300	277,453
Ryanair Holdings plc (ADR)*	43,300	4,979,500
Smurfit Kappa Group plc	16,907	793,870

		16,859,786

Italy (2.4%)
Enel SpA	667,036	6,643,506
Eni SpA	211,598	2,603,992
Intesa Sanpaolo SpA*	7,210,087	19,535,899

		28,783,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (14.9%)
77 Bank Ltd. (The)	200	$2,820
A&A Material Corp.	200	2,005
A&D Co. Ltd.	1,200	13,482
ABC-Mart, Inc.	800	45,085
Achilles Corp.	1,000	13,403
Acom Co. Ltd.	14,000	65,116
Adastria Co. Ltd.	760	13,927
ADEKA Corp.	3,100	60,810
Advan Co. Ltd.	1,400	12,859
Advanex, Inc.	200	2,933
Advantest Corp.	5,300	463,346
Aeon Co. Ltd.	26,399	786,546
Aeon Delight Co. Ltd.	1,400	40,777
Aeon Fantasy Co. Ltd.	400	8,771
AEON Financial Service Co. Ltd.	4,900	65,717
Aeon Hokkaido Corp.	900	9,851
Aeon Mall Co. Ltd.	3,160	54,938
AGC, Inc.	6,200	259,255
AGORA Hospitality Group Co. Ltd.*	5,000	1,174
Ai Holdings Corp.	2,100	41,592
Aica Kogyo Co. Ltd.	2,100	75,674
Aichi Bank Ltd. (The)	400	10,910
Aichi Corp.	2,100	16,880
Aichi Steel Corp.	600	20,104
Aichi Tokei Denki Co. Ltd.	100	3,929
Aida Engineering Ltd.	3,300	29,625
Aiful Corp.*	6,800	19,652
Aigan Co. Ltd.*	900	1,878
Ain Holdings, Inc.	1,000	64,484
Aiphone Co. Ltd.	800	13,359
Air Water, Inc.(x)	6,000	105,125
Airport Facilities Co. Ltd.	1,200	6,362
Airtech Japan Ltd.	300	3,352
Aisan Industry Co. Ltd.	1,500	9,090
Aisin Corp.(x)	5,348	202,859
Ajinomoto Co., Inc.	15,400	315,093
Akebono Brake Industry Co. Ltd.(x)*	5,700	10,090
Akita Bank Ltd. (The)	800	10,585
Alconix Corp.	800	11,950
Alfresa Holdings Corp.	8,000	154,112
Alleanza Holdings Co. Ltd.	111	1,332
Alpen Co. Ltd.	700	15,008
Alpha Corp.	300	3,330
Alpha Systems, Inc.	360	11,705
Alps Alpine Co. Ltd.	6,032	79,537
Altech Co. Ltd.	500	1,585
Altech Corp.	1,100	21,767
Amada Co. Ltd.	8,500	94,730
Amano Corp.	1,800	43,697
Amuse, Inc.	600	13,802
ANA Holdings, Inc.(x)*	11,700	271,776
Anest Iwata Corp.	2,000	18,659
Anritsu Corp.(x)	5,000	109,099
AOI TYO Holdings, Inc.	500	3,188
AOKI Holdings, Inc.(x)	2,200	12,259
Aomori Bank Ltd. (The)	900	20,524
Aoyama Trading Co. Ltd.*	1,600	11,950
Aozora Bank Ltd.	3,800	86,965
Arakawa Chemical Industries Ltd.	1,000	11,921
Araya Industrial Co. Ltd.	200	3,161
Arcland Sakamoto Co. Ltd.	1,400	21,495
Arcs Co. Ltd.	1,500	32,391
Argo Graphics, Inc.	800	22,940
Ariake Japan Co. Ltd.	600	36,360
Arisawa Manufacturing Co. Ltd.	2,000	18,063
Aruhi Corp.(x)	2,100	34,233
As One Corp.	400	50,251
Asahi Co. Ltd.	500	7,243
Asahi Diamond Industrial Co. Ltd.	4,000	19,183
Asahi Group Holdings Ltd.	14,800	623,545
Asahi Intecc Co. Ltd.	7,100	195,575
Asahi Kasei Corp.	46,200	531,785
Asahi Kogyosha Co. Ltd.	200	5,518
Asahi Net, Inc.	1,000	7,306
ASAHI YUKIZAI Corp.	800	10,838
Asanuma Corp.	400	16,184
Ashimori Industry Co. Ltd.*	300	2,858
Asics Corp.	5,500	87,672
ASKA Pharmaceutical Co. Ltd.(r)	1,000	13,222
ASKUL Corp.	900	34,382
Astellas Pharma, Inc.	57,700	886,931
Atsugi Co. Ltd.*	1,100	5,524
Autobacs Seven Co. Ltd.	100	1,355
Avantia Co. Ltd.	1,000	8,191
Avex, Inc.	2,300	28,396
Awa Bank Ltd. (The)	2,000	45,012
Axell Corp.	400	3,562
Axial Retailing, Inc.	700	30,440
Azbil Corp.	4,600	197,959
Azuma Shipping Co. Ltd.	600	1,913
Bandai Namco Holdings, Inc.	7,300	520,378
Bando Chemical Industries Ltd.	2,000	13,511
Bank of Iwate Ltd. (The)	800	17,261
Bank of Kyoto Ltd. (The)(x)	2,400	147,609
Bank of Nagoya Ltd. (The)	1,099	31,265
Bank of Okinawa Ltd. (The)	1,080	29,749
Bank of Saga Ltd. (The)	700	9,331
Bank of the Ryukyus Ltd.	2,500	17,611
BayCurrent Consulting, Inc.	500	114,021
Belc Co. Ltd.	600	33,434
Belluna Co. Ltd.	3,000	35,168
Benefit One, Inc.	1,700	45,124
Benesse Holdings, Inc.	2,400	50,460
Bic Camera, Inc.(x)	3,000	33,597
BML, Inc.	1,400	48,363
Bookoff Group Holdings Ltd.	700	6,290
BP Castrol KK	500	6,069
Bridgestone Corp.	18,100	731,520
Brother Industries Ltd.(x)	8,200	181,366
Bunka Shutter Co. Ltd.	3,000	28,557
CAC Holdings Corp.	700	9,085
Calbee, Inc.(x)	3,500	89,203
Can Do Co. Ltd.	1,000	18,171
Canare Electric Co. Ltd.	100	1,629
Canon Electronics, Inc.	1,100	17,107
Canon Marketing Japan, Inc.	2,300	51,016
Canon, Inc.	34,000	768,435
Capcom Co. Ltd.	6,400	207,794
Carlit Holdings Co. Ltd.	1,000	6,620
Casio Computer Co. Ltd.	5,700	107,333
Cawachi Ltd.	800	20,816
Central Glass Co. Ltd.	1,100	23,406
Central Japan Railway Co.	5,600	837,029
Central Security Patrols Co. Ltd.	500	15,376
Central Sports Co. Ltd.(x)	400	9,049
Change, Inc.(x)*	3,200	102,741
Chiba Bank Ltd. (The)(x)	25,000	163,694
Chiba Kogyo Bank Ltd. (The)	2,300	6,169
Chilled & Frozen Logistics Holdings Co. Ltd.	400	6,535
Chino Corp.	400	5,256
Chiyoda Co. Ltd.	1,600	14,320
Chiyoda Integre Co. Ltd.	400	6,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chofu Seisakusho Co. Ltd.	1,200	$23,550
Chori Co. Ltd.	800	12,174
Chubu Electric Power Co., Inc.	18,800	241,951
Chubu Shiryo Co. Ltd.	1,200	15,552
Chudenko Corp.	700	14,926
Chuetsu Pulp & Paper Co. Ltd.	400	4,581
Chugai Pharmaceutical Co. Ltd.	21,000	851,380
Chugai Ro Co. Ltd.(x)	400	7,659
Chugoku Bank Ltd. (The)	4,800	40,533
Chugoku Electric Power Co., Inc. (The)(x)	8,100	99,417
Chugoku Marine Paints Ltd.	3,000	26,959
Chukyo Bank Ltd. (The)	500	7,939
Chuo Spring Co. Ltd.	400	3,620
CI Takiron Corp.	3,000	18,397
Citizen Watch Co. Ltd.	2,700	9,217
CKD Corp.	1,400	29,170
Cleanup Corp.	1,200	5,885
CMIC Holdings Co. Ltd.	400	5,560
CMK Corp.	2,400	10,404
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	84,895
cocokara fine, Inc.	600	46,114
COLOPL, Inc.	1,700	12,805
Colowide Co. Ltd.(x)	2,100	36,035
Computer Engineering & Consulting Ltd.	1,600	20,765
Computer Institute of Japan Ltd.	1,200	9,808
COMSYS Holdings Corp.(x)	3,814	117,460
Concordia Financial Group Ltd.(x)	42,446	172,122
CONEXIO Corp.	1,000	12,536
Core Corp.	400	5,459
Corona Corp.	500	4,303
Cosel Co. Ltd.	1,800	17,785
Cosmo Energy Holdings Co. Ltd.	1,500	35,724
Cosmos Pharmaceutical Corp.	600	93,583
Create Medic Co. Ltd.	300	2,715
Create Restaurants Holdings, Inc.(x)*	3,900	30,397
Create SD Holdings Co. Ltd.	1,500	48,769
Credit Saison Co. Ltd.(x)	4,700	56,370
Cresco Ltd.	600	8,741
CTI Engineering Co. Ltd.	700	15,931
CyberAgent, Inc.	18,400	331,192
Cybernet Systems Co. Ltd.	1,000	7,911
Cybozu, Inc.	2,000	40,316
Dai Nippon Printing Co. Ltd.	9,100	190,588
Dai Nippon Toryo Co. Ltd.	1,400	11,493
Daibiru Corp.	3,600	46,396
Daicel Corp.	8,200	63,097
Dai-Dan Co. Ltd.	500	13,380
Daido Kogyo Co. Ltd.	400	3,497
Daido Metal Co. Ltd.	1,000	5,310
Daido Steel Co. Ltd.	1,200	55,380
Daidoh Ltd.(x)*	1,600	2,731
Daifuku Co. Ltd.	3,600	352,441
Daihen Corp.	1,200	52,725
Daiho Corp.	800	27,997
Daiichi Jitsugyo Co. Ltd.	400	15,100
Dai-ichi Life Holdings, Inc.(x)	38,500	661,341
Daiichi Sankyo Co. Ltd.	58,800	1,712,621
Daiichikosho Co. Ltd.	900	34,870
Daiken Corp.	1,000	19,905
Daiken Medical Co. Ltd.	400	2,200
Daiki Aluminium Industry Co. Ltd.	2,000	19,363
Daikin Industries Ltd.	8,600	1,733,592
Daikoku Denki Co. Ltd.	500	4,638
Dainichi Co. Ltd.	600	4,709
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,853
Daio Paper Corp.	2,800	48,022
Daiohs Corp.*	200	1,803
Daiseki Co. Ltd.	1,900	68,810
Daishi Hokuetsu Financial Group, Inc.(x)	1,050	24,751
Daisue Construction Co. Ltd.	400	3,446
Daisyo Corp.	600	5,294
Daito Bank Ltd. (The)	700	4,432
Daito Trust Construction Co. Ltd.	2,600	301,269
Daitobo Co. Ltd.(x)*	1,000	993
Daitron Co. Ltd.	500	8,133
Daiwa House Industry Co. Ltd.	21,100	617,612
Daiwa Industries Ltd.	1,000	9,971
Daiwa Securities Group, Inc.(x)	51,000	263,510
Daiwabo Holdings Co. Ltd.(x)	3,050	46,332
Danto Holdings Corp.*	1,000	3,170
DCM Holdings Co. Ltd.	5,800	60,658
DeNA Co. Ltd.	4,000	78,103
Denka Co. Ltd.	2,600	103,789
Denso Corp.	15,100	1,001,939
Dentsu Group, Inc.	6,700	214,811
Denyo Co. Ltd.	1,100	20,783
Descente Ltd.(x)*	2,900	49,291
DIC Corp.	2,699	69,885
Digital Arts, Inc.	400	35,006
Digital Garage, Inc.	1,700	69,167
Dijet Industrial Co. Ltd.*	100	1,185
Dip Corp.	1,200	31,418
Disco Corp.	900	282,457
DKK Co. Ltd.	600	14,718
DKS Co. Ltd.(x)	400	13,294
DMG Mori Co. Ltd.	3,900	63,893
Doshisha Co. Ltd.	1,000	16,898
Doutor Nichires Holdings Co. Ltd.	2,100	32,621
Dowa Holdings Co. Ltd.	1,800	74,861
DTS Corp.	2,200	50,189
Duskin Co. Ltd.	100	2,515
DyDo Group Holdings, Inc.	500	24,023
Dynic Corp.	400	3,002
Eagle Industry Co. Ltd.	1,000	10,765
Earth Corp.	100	6,015
East Japan Railway Co.	11,800	835,405
Ebara Corp.	3,400	138,641
Ebara Jitsugyo Co. Ltd.	300	13,845
Echo Trading Co. Ltd.	300	1,821
Econach Holdings Co. Ltd.*	1,500	1,328
Eco’s Co. Ltd.	400	7,055
EDION Corp.	4,400	49,235
eGuarantee, Inc.	1,600	30,158
Ehime Bank Ltd. (The)	1,400	12,960
Eiken Chemical Co. Ltd.	2,000	39,070
Eisai Co. Ltd.	8,200	549,431
Eizo Corp.	1,000	37,706
Elecom Co. Ltd.	1,400	31,054
Electric Power Development Co. Ltd.(x)	5,600	97,814
Elematec Corp.	1,800	16,549
ENEOS Holdings, Inc.(x)	110,550	500,807
en-japan, Inc.	1,100	33,926
Enplas Corp.	600	22,461
Enshu Ltd.	200	1,763
EPS Holdings, Inc.	2,000	20,411
eRex Co. Ltd.(x)	1,900	31,677
Eslead Corp.	500	7,600
ESPEC Corp.	1,200	20,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
euglena Co. Ltd.*	3,600	$34,431
Exedy Corp.(x)	1,500	22,664
Ezaki Glico Co. Ltd.	2,000	80,289
Faith, Inc.	400	2,897
FALCO HOLDINGS Co. Ltd.	600	9,478
Fancl Corp.	2,800	94,450
FANUC Corp.	6,400	1,513,515
Fast Retailing Co. Ltd.	900	716,342
FCC Co. Ltd.	1,800	30,205
Feed One Co. Ltd.	1,504	12,429
Felissimo Corp.	300	3,763
FIDEA Holdings Co. Ltd.	7,000	8,661
Financial Products Group Co. Ltd.	1,800	11,737
First Baking Co. Ltd.*	100	881
Food & Life Companies Ltd.	3,200	141,323
Foster Electric Co. Ltd.	1,100	12,974
FP Corp.	800	32,549
France Bed Holdings Co. Ltd.	1,600	14,002
F-Tech, Inc.	400	2,713
Fudo Tetra Corp.	980	17,047
Fuji Co. Ltd.	1,300	25,231
Fuji Corp.(x)	1,700	43,527
Fuji Corp. Ltd.	1,200	8,031
Fuji Electric Co. Ltd.	4,200	174,866
Fuji Kosan Co. Ltd.(x)	400	4,404
Fuji Kyuko Co. Ltd.	1,500	79,657
Fuji Media Holdings, Inc.	7,700	94,229
Fuji Oil Co. Ltd.*	3,300	6,855
Fuji Oil Holdings, Inc.(x)	1,600	42,671
Fuji Seal International, Inc.	2,400	53,625
Fuji Soft, Inc.	1,600	82,800
Fujibo Holdings, Inc.	500	18,063
Fujicco Co. Ltd.	1,000	17,611
FUJIFILM Holdings Corp.	13,170	781,577
Fujikura Composites, Inc.	800	4,393
Fujikura Kasei Co. Ltd.	1,600	7,688
Fujikura Ltd.*	8,400	41,194
Fujimi, Inc.	1,100	42,867
Fujimori Kogyo Co. Ltd.	900	36,577
Fujita Kanko, Inc.*	300	5,232
Fujitec Co. Ltd.	3,000	63,888
Fujitsu General Ltd.	2,000	55,724
Fujitsu Ltd.	6,700	968,164
Fujiya Co. Ltd.	700	14,345
FuKoKu Co. Ltd.	500	3,685
Fukuda Corp.	200	9,555
Fukui Bank Ltd. (The)	1,000	17,702
Fukui Computer Holdings, Inc.	400	14,324
Fukuoka Financial Group, Inc.(x)	6,384	121,021
Fukushima Bank Ltd. (The)*	1,500	3,563
Fukushima Galilei Co. Ltd.	600	23,626
Fukuyama Transporting Co. Ltd.	1,600	65,893
FULLCAST Holdings Co. Ltd.	1,000	18,045
Funai Electric Co. Ltd.(x)*	1,100	9,130
Funai Soken Holdings, Inc.	2,340	45,352
Furukawa Co. Ltd.	2,100	25,338
Furukawa Electric Co. Ltd.(x)	2,300	61,693
Furusato Industries Ltd.	700	8,636
Fuso Pharmaceutical Industries Ltd.	400	9,194
Futaba Corp.	2,100	18,416
Futaba Industrial Co. Ltd.	3,500	18,745
Future Corp.	1,000	18,063
Fuyo General Lease Co. Ltd.	600	41,291
G-7 Holdings, Inc.	600	14,300
Gakken Holdings Co. Ltd.	2,000	26,354
Gakujo Co. Ltd.	400	5,690
Gecoss Corp.	800	6,958
Genki Sushi Co. Ltd.	300	7,161
Geo Holdings Corp.	2,000	21,459
GLOBERIDE, Inc.	500	19,305
Glory Ltd.	200	4,299
GMO internet, Inc.	3,400	97,340
GMO Payment Gateway, Inc.	1,500	198,871
Godo Steel Ltd.	700	13,744
Goldcrest Co. Ltd.	1,100	16,849
Goldwin, Inc.(x)	1,200	76,731
Gree, Inc.	5,100	25,748
GS Yuasa Corp.	2,800	75,864
GSI Creos Corp.	600	6,914
Gun-Ei Chemical Industry Co. Ltd.	300	6,855
Gunma Bank Ltd. (The)(x)	14,200	50,914
Gunze Ltd.	800	30,020
Gurunavi, Inc.	2,000	11,145
H.U. Group Holdings, Inc.(x)	2,600	87,234
H2O Retailing Corp.(x)	4,760	39,378
Hachijuni Bank Ltd. (The)	10,000	36,396
Hakudo Co. Ltd.	400	6,438
Hakuhodo DY Holdings, Inc.	10,600	176,627
Hakuto Co. Ltd.	700	8,092
Hakuyosha Co. Ltd.	100	2,151
Hamakyorex Co. Ltd.	600	17,584
Hamamatsu Photonics KK	4,600	271,700
Hankyu Hanshin Holdings, Inc.	8,400	268,937
Hanwa Co. Ltd.(x)	2,200	67,455
Happinet Corp.	600	8,318
Hard Off Corp. Co. Ltd.	500	3,762
Harima Chemicals Group, Inc.	1,100	9,378
Haruyama Holdings, Inc.	500	3,080
Haseko Corp.	8,100	113,316
Hayashikane Sangyo Co. Ltd.	400	2,370
Hazama Ando Corp.	7,520	57,661
Heiwa Corp.(x)	1,820	29,702
Heiwa Real Estate Co. Ltd.	1,800	56,166
Heiwado Co. Ltd.	2,400	48,639
Helios Techno Holding Co. Ltd.	1,100	4,302
Hibiya Engineering Ltd.	1,800	31,570
Hiday Hidaka Corp.	1,640	26,616
Hikari Tsushin, Inc.	700	140,790
Hino Motors Ltd.	10,700	91,997
Hioki EE Corp.	500	19,395
Hirakawa Hewtech Corp.	400	4,931
Hirogin Holdings, Inc.	10,000	61,142
Hirose Electric Co. Ltd.	1,023	157,250
HIS Co. Ltd.(x)*	1,100	22,005
Hisaka Works Ltd.	1,000	7,668
Hisamitsu Pharmaceutical Co., Inc.	1,900	123,721
Hitachi Construction Machinery Co. Ltd.	2,700	86,444
Hitachi Ltd.	32,728	1,479,078
Hitachi Metals Ltd.	7,100	116,832
Hitachi Transport System Ltd.	2,100	70,553
Hitachi Zosen Corp.(x)	5,100	41,224
Hochiki Corp.	1,000	12,364
Hodogaya Chemical Co. Ltd.	200	8,724
Hogy Medical Co. Ltd.	1,200	36,577
Hokkaido Electric Power Co., Inc.	7,100	32,382
Hokkaido Gas Co. Ltd.	400	5,795
Hokkan Holdings Ltd.	600	7,922
Hokko Chemical Industry Co. Ltd.	1,000	10,585
Hokkoku Bank Ltd. (The)(x)	1,400	35,694
Hokuetsu Corp.	8,000	37,426
Hokuhoku Financial Group, Inc.(x)	2,900	26,951
Hokuriku Electric Industry Co. Ltd.	400	3,461
Hokuriku Electric Power Co.	7,800	53,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hokushin Co. Ltd.	800	$910
Hokuto Corp.(x)	1,400	26,388
Honda Motor Co. Ltd.	52,700	1,579,691
Honeys Holdings Co. Ltd.	1,080	10,554
Hoosiers Holdings(x)	2,000	13,312
Horiba Ltd.	1,400	88,255
Hoshizaki Corp.	2,000	178,460
Hosiden Corp.	3,000	31,321
Hosokawa Micron Corp.	400	24,240
House Do Co. Ltd.	3,300	34,542
House Foods Group, Inc.	2,500	82,186
House of Rose Co. Ltd.	100	1,512
Howa Machinery Ltd.	600	4,698
Hoya Corp.	13,600	1,597,363
Hulic Co. Ltd.	14,800	174,432
Hurxley Corp.	300	2,466
Hyakugo Bank Ltd. (The)	11,000	33,181
Hyakujushi Bank Ltd. (The)	1,400	21,368
Ibiden Co. Ltd.	4,300	197,670
Ichibanya Co. Ltd.	800	34,825
Ichigo, Inc.	10,100	29,828
Ichiken Co. Ltd.	200	3,708
Ichikoh Industries Ltd.	2,000	13,728
Ichinen Holdings Co. Ltd.	1,300	15,838
Ichiyoshi Securities Co. Ltd.	2,700	14,972
Icom, Inc.	600	14,967
Idec Corp.	1,400	22,443
Idemitsu Kosan Co. Ltd.(x)	7,642	196,977
IDOM, Inc.	3,300	21,488
IHI Corp.	4,600	93,267
Iida Group Holdings Co. Ltd.	5,976	144,428
Iino Kaiun Kaisha Ltd.	5,900	28,241
Ikegami Tsushinki Co. Ltd.	300	2,411
Imasen Electric Industrial	800	5,650
Impress Holdings, Inc.	1,000	2,231
Inaba Denki Sangyo Co. Ltd.	200	4,819
Inaba Seisakusho Co. Ltd.	600	8,123
Inabata & Co. Ltd.(x)	3,200	47,917
Inageya Co. Ltd.	1,000	14,956
Ines Corp.	1,600	19,204
I-Net Corp.	550	7,565
Infocom Corp.	1,100	27,956
Infomart Corp.	6,800	58,527
Information Services International-Dentsu Ltd.	1,400	49,501
Inpex Corp.	38,500	262,867
Intage Holdings, Inc.	1,200	14,100
Internet Initiative Japan, Inc.	1,400	32,849
Inui Global Logistics Co. Ltd.	490	4,700
I’rom Group Co. Ltd.(x)	300	6,622
Iseki & Co. Ltd.*	1,300	19,361
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	73,777
Ishihara Sangyo Kaisha Ltd.	2,100	17,278
Ishii Iron Works Co. Ltd.	100	2,709
Ishikawa Seisakusho Ltd.*	200	3,208
Ishizuka Glass Co. Ltd.	100	1,806
Isuzu Motors Ltd.	20,500	220,135
Itfor, Inc.	1,300	9,745
Ito En Ltd.	2,100	128,779
ITOCHU Corp.(x)	45,300	1,467,520
Itochu Enex Co. Ltd.	2,700	26,628
Itochu Techno-Solutions Corp.	3,000	96,591
Itochu-Shokuhin Co. Ltd.	300	14,875
Itoham Yonekyu Holdings, Inc.	7,370	48,523
Itoki Corp.	2,600	9,815
IwaiCosmo Holdings, Inc.	1,100	17,554
Iwaki & Co. Ltd.	1,000	5,834
Iwasaki Electric Co. Ltd.	400	5,636
Iwatani Corp.(x)	600	37,011
Iwatsu Electric Co. Ltd.	500	4,069
Iyo Bank Ltd. (The)	9,100	54,571
Izumi Co. Ltd.	1,700	66,557
Izutsuya Co. Ltd.*	600	1,333
J Front Retailing Co. Ltd.	9,500	90,174
Jaccs Co. Ltd.	1,600	32,788
JAFCO Group Co. Ltd.(x)	1,600	95,082
Jalux, Inc.	300	4,427
Janome Sewing Machine Co. Ltd.(x)	1,200	9,060
Japan Airlines Co. Ltd.*	11,400	254,306
Japan Airport Terminal Co. Ltd.	2,100	103,175
Japan Asia Investment Co. Ltd.*	800	1,944
Japan Aviation Electronics Industry Ltd.	2,000	32,332
Japan Cash Machine Co. Ltd.	1,100	6,070
Japan Communications, Inc.(x)*	17,400	40,544
Japan Display, Inc.(x)*	17,300	7,500
Japan Electronic Materials Corp.	500	8,593
Japan Elevator Service Holdings Co. Ltd.	2,000	42,989
Japan Exchange Group, Inc.	19,300	452,323
Japan Foods Co. Ltd.	100	1,112
Japan Foundation Engineering Co. Ltd.	1,700	7,784
Japan Lifeline Co. Ltd.	1,800	22,775
Japan Material Co. Ltd.	1,900	22,479
Japan Medical Dynamic Marketing, Inc.	1,000	20,456
Japan Oil Transportation Co. Ltd.	100	2,457
Japan Petroleum Exploration Co. Ltd.	600	11,136
Japan Post Bank Co. Ltd.(x)	18,500	177,774
Japan Post Holdings Co. Ltd.*	44,800	399,225
Japan Post Insurance Co. Ltd.	2,200	45,182
Japan Pulp & Paper Co. Ltd.	600	19,779
Japan Securities Finance Co. Ltd.	5,546	39,970
Japan Steel Works Ltd. (The)	1,700	40,333
Japan Tobacco, Inc.	33,800	648,679
Japan Transcity Corp.	2,000	10,133
Japan Wool Textile Co. Ltd. (The)	4,000	37,209
Jastec Co. Ltd.	700	7,624
JBCC Holdings, Inc.	1,000	13,385
JCR Pharmaceuticals Co. Ltd.	1,200	38,853
JCU Corp.	800	30,129
Jeans Mate Corp.(r)*	300	658
Jeol Ltd.(x)	2,000	79,296
JFE Holdings, Inc.	16,744	206,115
JGC Holdings Corp.(x)	6,600	80,827
JINS Holdings, Inc.(x)	500	35,539
JK Holdings Co. Ltd.	1,100	8,723
JMS Co. Ltd.(x)	500	4,416
Joban Kosan Co. Ltd.(x)*	300	3,921
J-Oil Mills, Inc.	1,000	18,018
Joshin Denki Co. Ltd.(x)	1,000	28,539
JSP Corp.(x)	800	13,439
JSR Corp.(x)	6,200	187,022
JTEKT Corp.	7,500	76,541
Juki Corp.	1,400	11,253
Juroku Bank Ltd. (The)	1,500	29,925
Justsystems Corp.	900	49,176
JVCKenwood Corp.	5,800	11,524
K&O Energy Group, Inc.	500	6,629
Kadokawa Corp.	1,484	57,564
Kaga Electronics Co. Ltd.	1,200	26,877
Kagome Co. Ltd.	2,200	69,840
Kajima Corp.	17,400	246,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kakaku.com, Inc.	5,200	$141,829
Kaken Pharmaceutical Co. Ltd.	500	19,576
Kamei Corp.	1,000	11,217
Kamigumi Co. Ltd.	1,800	34,090
Kanaden Corp.	1,000	10,955
Kanagawa Chuo Kotsu Co. Ltd.	200	6,819
Kanamoto Co. Ltd.	1,000	26,019
Kandenko Co. Ltd.	2,900	25,431
Kaneka Corp.(x)	1,600	65,748
Kanematsu Corp.	2,500	33,552
Kanematsu Electronics Ltd.	700	23,581
Kanematsu Sustech Corp.	100	1,627
Kansai Electric Power Co., Inc. (The)	24,300	262,916
Kansai Paint Co. Ltd.	7,800	208,164
Kanto Denka Kogyo Co. Ltd.	2,000	16,166
Kao Corp.	15,300	1,010,512
Kappa Create Co. Ltd.(x)*	1,800	24,076
Kasai Kogyo Co. Ltd.	1,000	4,100
Katakura & Co-op Agri Corp.	55	631
Katakura Industries Co. Ltd.	1,400	18,397
Kato Sangyo Co. Ltd.	1,700	54,888
Kato Works Co. Ltd.	400	4,162
KAWADA TECHNOLOGIES, Inc.	200	8,508
Kawai Musical Instruments Manufacturing Co. Ltd.	400	12,644
Kawasaki Heavy Industries Ltd.*	5,200	128,773
Kawasaki Kisen Kaisha Ltd.*	1,999	45,766
KDDI Corp.(x)	50,500	1,548,408
Keihan Holdings Co. Ltd.	3,200	132,942
Keihanshin Building Co. Ltd.	1,400	18,827
Keihin Co. Ltd.	200	2,529
Keikyu Corp.	8,400	126,768
Keio Corp.	3,600	241,897
Keisei Electric Railway Co. Ltd.	4,700	153,660
Keiyo Bank Ltd. (The)	2,500	10,341
Keiyo Co. Ltd.	2,200	14,564
Kewpie Corp.	5,100	116,071
Key Coffee, Inc.	1,200	23,052
Keyence Corp.	6,160	2,796,687
KH Neochem Co. Ltd.	1,500	37,905
Kikkoman Corp.	5,000	297,584
Kimoto Co. Ltd.	2,200	4,272
Kimura Chemical Plants Co. Ltd.(x)	1,100	7,540
Kimura Unity Co. Ltd.(x)	200	2,186
Kinden Corp.	5,000	85,121
King Jim Co. Ltd.	1,000	8,589
Kinki Sharyo Co. Ltd. (The)	100	1,203
Kintetsu Department Store Co. Ltd.*	100	2,935
Kintetsu Group Holdings Co. Ltd.*	6,600	251,542
Kintetsu World Express, Inc.	2,200	57,084
Kirin Holdings Co. Ltd.	28,600	547,720
Kisoji Co. Ltd.(x)	1,400	29,524
Kissei Pharmaceutical Co. Ltd.	1,200	26,552
Kitagawa Corp.	500	7,153
Kita-Nippon Bank Ltd. (The)	300	5,430
Kitano Construction Corp.(x)	300	6,871
Kitazawa Sangyo Co. Ltd.	1,000	2,411
Kitz Corp.	5,100	29,524
Kiyo Bank Ltd. (The)	1,900	28,434
KNT-CT Holdings Co. Ltd.(x)*	400	3,696
Koa Corp.	1,500	21,201
Koatsu Gas Kogyo Co. Ltd.	1,000	6,638
Kobayashi Pharmaceutical Co. Ltd.	1,900	177,259
Kobayashi Yoko Co. Ltd.	300	791
Kobe Bussan Co. Ltd.	6,000	160,668
Kobe Steel Ltd.	12,900	87,146
Koei Tecmo Holdings Co. Ltd.	1,762	79,010
Kohnan Shoji Co. Ltd.	1,100	31,641
Kohsoku Corp.	700	9,420
Koito Manufacturing Co. Ltd.	4,200	281,454
Kojima Co. Ltd.	1,500	9,564
Kokuyo Co. Ltd.	3,400	52,631
KOMAIHALTEC, Inc.(x)	200	3,972
Komatsu Ltd.	133,590	4,125,032
Komatsu Matere Co. Ltd.	2,000	17,575
Komatsu Wall Industry Co. Ltd.	400	7,294
Komeri Co. Ltd.(x)	1,600	44,579
Komori Corp.	3,400	23,030
Konaka Co. Ltd.(x)	1,400	4,198
Konami Holdings Corp.(x)	2,800	166,647
Konica Minolta, Inc.(x)	16,600	89,953
Konishi Co. Ltd.	2,000	32,423
Kosaido Co. Ltd.*	900	8,348
Kose Corp.	1,300	183,861
Kosei Securities Co. Ltd. (The)	200	1,418
Kotobuki Spirits Co. Ltd.	800	51,949
Kourakuen Holdings Corp.(x)*	700	10,823
Krosaki Harima Corp.	200	8,842
KRS Corp.	300	4,533
K’s Holdings Corp.(x)	6,800	93,410
Kubota Corp.	37,500	853,296
Kumagai Gumi Co. Ltd.	1,000	27,139
Kumiai Chemical Industry Co. Ltd.	5,140	46,607
Kura Sushi, Inc.(x)	600	40,370
Kurabo Industries Ltd.	1,200	20,787
Kuraray Co. Ltd.	11,900	135,739
Kuraudia Holdings Co. Ltd.	200	535
Kureha Corp.(x)	800	55,200
Kurimoto Ltd.	600	9,488
Kurita Water Industries Ltd.	3,500	149,989
Kusuri no Aoki Holdings Co. Ltd.	800	61,269
KYB Corp.*	700	19,092
Kyocera Corp.	9,800	621,766
Kyodo Printing Co. Ltd.	300	8,088
Kyoei Sangyo Co. Ltd.	100	1,249
Kyoei Steel Ltd.	1,300	19,490
Kyoei Tanker Co. Ltd.	200	1,824
Kyokuto Boeki Kaisha Ltd.	200	2,704
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	34,357
Kyokuto Securities Co. Ltd.	1,600	12,557
Kyokuyo Co. Ltd.	500	13,795
KYORIN Holdings, Inc.(x)	3,000	52,238
Kyoritsu Maintenance Co. Ltd.	1,200	39,720
Kyoritsu Printing Co. Ltd.	1,000	1,264
Kyosan Electric Manufacturing Co. Ltd.(x)	2,000	7,442
Kyoto Kimono Yuzen Co. Ltd.(x)	700	1,783
Kyowa Electronic Instruments Co. Ltd.	1,000	3,929
Kyowa Exeo Corp.	3,058	80,700
Kyowa Kirin Co. Ltd.	6,800	203,278
Kyowa Leather Cloth Co. Ltd.	700	4,760
Kyudenko Corp.	2,000	76,406
Kyushu Electric Power Co., Inc.	13,800	136,099
Kyushu Financial Group, Inc.	16,770	71,942
Kyushu Railway Co.	5,600	130,182
Land Business Co. Ltd.	1,000	3,658
LAND Co. Ltd.*	1,300	117
Lasertec Corp.	3,200	419,634
Lawson, Inc.	800	39,232
LEC, Inc.	1,200	13,688
Leopalace21 Corp.*	7,300	10,087
Life Corp.	700	21,337
Lintec Corp.	900	20,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lion Corp.	10,000	$194,988
Lixil Corp.	10,040	278,826
Look Holdings, Inc.	400	4,389
M3, Inc.	13,400	916,247
Mabuchi Motor Co. Ltd.	1,600	70,300
Macnica Fuji Electronics Holdings, Inc.	1,850	36,908
Maeda Corp.(x)	8,000	69,072
Maeda Road Construction Co. Ltd.(x)	400	7,742
Maezawa Industries, Inc.	900	5,153
Maezawa Kasei Industries Co. Ltd.	900	8,291
Maezawa Kyuso Industries Co. Ltd.	800	8,273
Makino Milling Machine Co. Ltd.	1,200	46,981
Makita Corp.	8,900	381,400
Mandom Corp.	1,400	26,401
Mani, Inc.	3,300	82,854
Marche Corp.*	300	1,336
Mars Group Holdings Corp.	600	8,957
Marubeni Construction Material Lease Co. Ltd.(x)	100	1,740
Marubeni Corp.	64,400	535,557
Marubun Corp.	900	4,308
Marudai Food Co. Ltd.	1,200	18,597
Maruha Nichiro Corp.	1,300	30,820
Marui Group Co. Ltd.(x)	6,700	125,801
Maruichi Steel Tube Ltd.	1,600	36,487
Maruka Corp.	400	7,287
Marusan Securities Co. Ltd.	3,900	22,648
Maruwa Co. Ltd.	300	30,779
Maruwa Unyu Kikan Co. Ltd.(x)	2,000	34,843
Maruwn Corp.	600	1,544
Maruyama Manufacturing Co., Inc.	200	3,177
Maruzen CHI Holdings Co. Ltd.	600	2,108
Maruzen Showa Unyu Co. Ltd.	800	23,445
Matsuda Sangyo Co. Ltd.	800	14,710
Matsui Construction Co. Ltd.	1,000	6,765
Matsui Securities Co. Ltd.(x)	1,000	8,137
Matsumotokiyoshi Holdings Co. Ltd.(x)	2,800	124,669
Matsuya Co. Ltd.	2,200	18,240
Matsuyafoods Holdings Co. Ltd.	500	15,805
Max Co. Ltd.	2,000	29,569
Mazda Motor Corp.	22,000	179,219
Mebuki Financial Group, Inc.	32,760	77,222
MEC Co. Ltd.	800	17,405
Medical System Network Co. Ltd.	400	2,572
Medipal Holdings Corp.	7,600	145,788
Megachips Corp.	1,100	35,069
Megmilk Snow Brand Co. Ltd.	2,700	54,841
Meidensha Corp.	800	17,391
Meiji Holdings Co. Ltd.(x)	3,700	237,923
Meiji Shipping Co. Ltd.	1,100	4,898
Meiko Network Japan Co. Ltd.	900	4,853
Meitec Corp.	1,000	55,182
Meito Sangyo Co. Ltd.	600	8,188
Meiwa Corp.(x)	900	3,991
Meiwa Estate Co. Ltd.	700	4,463
Melco Holdings, Inc.	600	20,917
Menicon Co. Ltd.	700	41,282
Michinoku Bank Ltd. (The)	600	5,890
Milbon Co. Ltd.	840	46,049
Mimasu Semiconductor Industry Co. Ltd.	1,000	24,647
Minebea Mitsumi, Inc.	13,137	335,648
Ministop Co. Ltd.(x)	900	11,843
Mirait Holdings Corp.	3,600	59,401
MISUMI Group, Inc.	8,300	240,998
Mitachi Co. Ltd.	200	1,235
Mito Securities Co. Ltd.(x)	3,000	8,724
Mitsuba Corp.*	2,000	12,247
Mitsubishi Chemical Holdings Corp.	44,220	331,435
Mitsubishi Corp.	43,010	1,215,817
Mitsubishi Electric Corp.	67,200	1,023,552
Mitsubishi Estate Co. Ltd.	47,700	832,515
Mitsubishi Gas Chemical Co., Inc.	6,500	159,323
Mitsubishi HC Capital, Inc.(x)	25,820	155,771
Mitsubishi Heavy Industries Ltd.	11,500	358,216
Mitsubishi Kakoki Kaisha Ltd.(x)	300	7,660
Mitsubishi Logisnext Co. Ltd.	1,000	11,705
Mitsubishi Logistics Corp.(x)	3,000	91,714
Mitsubishi Materials Corp.(x)	4,100	95,682
Mitsubishi Motors Corp.*	26,200	74,536
Mitsubishi Paper Mills Ltd.*	1,800	6,145
Mitsubishi Pencil Co. Ltd.	2,000	28,864
Mitsubishi Research Institute, Inc.	400	14,884
Mitsubishi Shokuhin Co. Ltd.	1,100	30,747
Mitsubishi Steel Manufacturing Co. Ltd.*	700	5,532
Mitsubishi UFJ Financial Group, Inc.(x)	452,200	2,416,498
Mitsuboshi Belting Ltd.	1,500	24,127
Mitsui & Co. Ltd.	54,400	1,130,989
Mitsui Chemicals, Inc.	5,331	168,271
Mitsui DM Sugar Holdings Co. Ltd.	1,000	17,720
Mitsui E&S Holdings Co. Ltd.*	3,400	17,104
Mitsui Fudosan Co. Ltd.	33,900	769,543
Mitsui High-Tec, Inc.	1,400	58,541
Mitsui Matsushima Holdings Co. Ltd.	800	7,189
Mitsui Mining & Smelting Co. Ltd.	1,600	55,489
Mitsui OSK Lines Ltd.(x)	4,100	143,486
Mitsui-Soko Holdings Co. Ltd.	1,000	19,580
Mitsumura Printing Co. Ltd.	100	1,646
Mitsuuroko Group Holdings Co. Ltd.	1,900	23,286
Miura Co. Ltd.	3,000	162,023
Miyaji Engineering Group, Inc.	400	8,558
Miyakoshi Holdings, Inc.*	300	2,501
Miyazaki Bank Ltd. (The)	800	16,885
Miyoshi Oil & Fat Co. Ltd.	400	4,678
Mizuho Financial Group, Inc.(x)	87,137	1,258,361
Mizuho Leasing Co. Ltd.	1,700	51,050
Mizuno Corp.	1,200	23,561
Mochida Pharmaceutical Co. Ltd.	1,000	38,745
Modec, Inc.	1,000	20,438
Monex Group, Inc.	7,000	59,047
MonotaRO Co. Ltd.	9,800	264,992
Morinaga & Co. Ltd.	800	28,575
Morinaga Milk Industry Co. Ltd.	1,300	68,331
Morita Holdings Corp.	2,000	32,278
Morozoff Ltd.(x)	200	10,513
Mory Industries, Inc.	400	9,573
MOS Food Services, Inc.(x)	1,600	46,963
MrMax Holdings Ltd.	1,200	7,792
MS&AD Insurance Group Holdings, Inc.	16,200	475,356
Murata Manufacturing Co. Ltd.	20,295	1,620,667
Musashi Seimitsu Industry Co. Ltd.	2,400	40,945
Musashino Bank Ltd. (The)(x)	1,900	31,351
Mutoh Holdings Co. Ltd.	100	1,478
Nabtesco Corp.	3,800	173,655
NAC Co. Ltd.(x)	400	3,446
Nachi-Fujikoshi Corp.	500	21,743
Nagaileben Co. Ltd.	1,200	29,695
Nagano Bank Ltd. (The)	400	5,007
Nagano Keiki Co. Ltd.	800	7,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nagase & Co. Ltd.	3,800	$59,338
Nagatanien Holdings Co. Ltd.	500	10,544
Nagawa Co. Ltd.(x)	400	32,188
Nagoya Railroad Co. Ltd.*	4,700	111,764
Naigai Co. Ltd.*	300	943
Nakabayashi Co. Ltd.	1,000	5,554
Nakamuraya Co. Ltd.	300	10,526
Nakano Corp.	1,000	3,585
Nakayama Steel Works Ltd.	600	2,363
Nakayamafuku Co. Ltd.	700	3,110
Nakayo, Inc.	200	2,778
Namura Shipbuilding Co. Ltd.	1,024	2,053
Nankai Electric Railway Co. Ltd.	3,200	73,465
Nanto Bank Ltd. (The)	1,100	19,591
Natori Co. Ltd.	600	10,643
NC Holdings Co. Ltd.	300	1,918
NEC Capital Solutions Ltd.	300	5,489
NEC Corp.	8,400	494,631
NEC Networks & System Integration Corp.	3,300	58,057
NET One Systems Co. Ltd.	3,000	95,778
Neturen Co. Ltd.	1,700	9,350
Nexon Co. Ltd.	19,700	638,727
Nexyz Group Corp.	500	4,985
NGK Insulators Ltd.	7,400	135,268
NGK Spark Plug Co. Ltd.	6,100	105,280
NH Foods Ltd.	2,500	107,135
NHK Spring Co. Ltd.(x)	9,700	72,712
Nice Corp.	500	8,494
Nichia Steel Works Ltd.	1,000	2,971
Nichias Corp.	3,000	76,135
Nichiban Co. Ltd.	500	8,643
Nichicon Corp.(x)	3,900	39,484
Nichiden Corp.(x)	1,000	19,779
Nichiha Corp.	1,200	35,006
Nichi-iko Pharmaceutical Co. Ltd.(x)	2,100	18,871
Nichimo Co. Ltd.	100	1,918
Nichirei Corp.	3,500	90,056
Nichireki Co. Ltd.	1,000	14,270
Nidec Corp.	16,654	2,020,740
Nifco, Inc.	2,300	83,816
Nihon Chouzai Co. Ltd.	600	9,673
Nihon Dempa Kogyo Co. Ltd.*	900	5,917
Nihon Kohden Corp.	2,600	75,846
Nihon M&A Center, Inc.	10,400	281,122
Nihon Nohyaku Co. Ltd.	2,000	9,826
Nihon Parkerizing Co. Ltd.	3,100	33,457
Nihon Tokushu Toryo Co. Ltd.	1,000	9,718
Nihon Trim Co. Ltd.	200	7,415
Nihon Unisys Ltd.	2,100	64,674
Nihon Yamamura Glass Co. Ltd.	500	4,624
Nikkato Corp.	400	2,746
Nikkiso Co. Ltd.	4,000	40,713
Nikko Co. Ltd.	1,000	6,602
Nikkon Holdings Co. Ltd.(x)	3,000	60,230
Nikon Corp.	8,200	76,649
Nintendo Co. Ltd.	4,200	2,344,565
Nippn Corp.	2,000	29,930
Nippo Corp.	1,500	40,912
Nippon Air Conditioning Services Co. Ltd.	1,200	8,096
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,374
Nippon Carbide Industries Co., Inc.	300	3,636
Nippon Carbon Co. Ltd.	600	25,170
Nippon Ceramic Co. Ltd.	800	19,269
Nippon Chemical Industrial Co. Ltd.	400	10,758
Nippon Chemi-Con Corp.*	700	12,277
Nippon Chemiphar Co. Ltd.	100	2,375
Nippon Chutetsukan KK	100	1,316
Nippon Coke & Engineering Co. Ltd.	10,000	10,296
Nippon Concrete Industries Co. Ltd.	1,000	3,721
Nippon Denko Co. Ltd.	5,000	15,579
Nippon Densetsu Kogyo Co. Ltd.	2,000	34,988
Nippon Electric Glass Co. Ltd.	3,200	74,130
Nippon Express Co. Ltd.	2,200	163,721
Nippon Felt Co. Ltd.	700	2,864
Nippon Filcon Co. Ltd.	900	4,251
Nippon Fine Chemical Co. Ltd.	1,000	13,538
Nippon Gas Co. Ltd.	3,300	57,402
Nippon Hume Corp.	1,000	6,909
Nippon Kanzai Co. Ltd.	800	15,751
Nippon Kayaku Co. Ltd.	5,000	48,273
Nippon Kinzoku Co. Ltd.*	300	3,127
Nippon Koei Co. Ltd.	800	22,687
Nippon Koshuha Steel Co. Ltd.*	500	1,991
Nippon Light Metal Holdings Co. Ltd.	280	5,596
Nippon Paint Holdings Co. Ltd.	29,000	417,747
Nippon Paper Industries Co. Ltd.(x)	2,800	33,532
Nippon Parking Development Co. Ltd.(x)	13,000	17,963
Nippon Pillar Packing Co. Ltd.	1,000	16,835
Nippon Piston Ring Co. Ltd.	400	4,209
Nippon Road Co. Ltd. (The)	400	29,731
Nippon Sanso Holdings Corp.	6,600	125,413
Nippon Seisen Co. Ltd.	200	6,403
Nippon Sharyo Ltd.	400	8,992
Nippon Sheet Glass Co. Ltd.*	3,800	19,459
Nippon Shinyaku Co. Ltd.	1,900	141,224
Nippon Shokubai Co. Ltd.	1,000	57,259
Nippon Signal Co. Ltd.	2,800	24,807
Nippon Soda Co. Ltd.	1,400	44,191
Nippon Steel Corp.	28,615	487,534
Nippon Steel Trading Corp.	740	27,100
Nippon Suisan Kaisha Ltd.	9,200	44,203
Nippon Systemware Co. Ltd.	400	7,539
Nippon Telegraph & Telephone Corp.	80,440	2,064,669
Nippon Television Holdings, Inc.	3,100	40,708
Nippon Thompson Co. Ltd.	4,000	23,915
Nippon Yakin Kogyo Co. Ltd.	650	12,064
Nippon Yusen KK(x)	5,900	201,151
Nipro Corp.(x)	4,800	57,960
Nishimatsu Construction Co. Ltd.(x)	2,200	55,792
Nishimatsuya Chain Co. Ltd.(x)	700	10,570
Nishi-Nippon Financial Holdings, Inc.	4,000	28,720
Nishi-Nippon Railroad Co. Ltd.	1,100	29,376
Nissan Chemical Corp.(x)	3,800	202,827
Nissan Motor Co. Ltd.*	82,020	456,230
Nissan Shatai Co. Ltd.	900	6,470
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,339
Nissei Plastic Industrial Co. Ltd.	1,000	9,230
Nissha Co. Ltd.	2,200	27,221
Nisshin Group Holdings Co. Ltd.	1,400	6,170
Nisshin Oillio Group Ltd. (The)	1,200	35,385
Nisshin Seifun Group, Inc.(x)	8,305	138,760
Nisshinbo Holdings, Inc.	4,368	32,506
Nissin Corp.	800	10,505
Nissin Electric Co. Ltd.	2,000	22,470
Nissin Foods Holdings Co. Ltd.(x)	2,900	215,028
Nissui Pharmaceutical Co. Ltd.	500	4,493
Nitori Holdings Co. Ltd.	3,000	580,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nitta Corp.	1,100	$26,168
Nittetsu Mining Co. Ltd.	300	18,451
Nitto Boseki Co. Ltd.	1,000	36,351
Nitto Denko Corp.	4,720	403,262
Nitto Fuji Flour Milling Co. Ltd.	100	6,882
Nitto Kogyo Corp.	1,800	32,968
Nitto Kohki Co. Ltd.	700	12,157
Nitto Seiko Co. Ltd.	1,000	5,301
Nitto Seimo Co. Ltd.	100	1,645
Nittoc Construction Co. Ltd.	750	5,622
NOF Corp.(x)	2,900	151,646
Nohmi Bosai Ltd.	1,000	19,417
NOK Corp.	5,000	67,781
Nomura Co. Ltd.	4,000	33,163
Nomura Holdings, Inc.	122,600	643,754
Nomura Real Estate Holdings, Inc.	4,100	98,681
Nomura Research Institute Ltd.	9,909	306,510
Noritake Co. Ltd.	600	19,237
Noritsu Koki Co. Ltd.	1,100	26,386
Noritz Corp.	2,300	36,642
North Pacific Bank Ltd.	2,400	6,936
NS Solutions Corp.	1,000	31,700
NS United Kaiun Kaisha Ltd.	400	6,810
NSD Co. Ltd.	2,260	37,577
NSK Ltd.(x)	14,500	148,634
NTN Corp.*	13,000	40,036
NTT Data Corp.	18,200	281,568
Obara Group, Inc.(x)	800	27,347
Obayashi Corp.	9,500	87,085
OBIC Business Consultants Co. Ltd.	1,200	62,858
Obic Co. Ltd.	2,400	438,492
Odakyu Electric Railway Co. Ltd.	10,499	286,832
Oenon Holdings, Inc.	3,000	11,082
Ogaki Kyoritsu Bank Ltd. (The)	1,600	32,181
Ohara, Inc.(x)	400	6,098
Ohashi Technica, Inc.	600	8,513
OIE Sangyo Co. Ltd.	300	3,815
Oiles Corp.(x)	1,560	23,867
Oita Bank Ltd. (The)	700	13,618
Oizumi Corp.	400	1,517
Oji Holdings Corp.	27,800	179,768
Okabe Co. Ltd.	2,700	19,020
Okamoto Industries, Inc.(x)	800	30,382
Okamura Corp.	4,000	46,855
Okasan Securities Group, Inc.(x)	6,000	24,439
Okaya Electric Industries Co. Ltd.	600	2,151
Oki Electric Industry Co. Ltd.	3,600	37,390
Okinawa Electric Power Co., Inc. (The)(x)	2,273	31,839
OKK Corp.*	400	1,662
OKUMA Corp.	1,000	57,349
Okumura Corp.	1,300	34,541
Okura Industrial Co. Ltd.	600	11,174
Okuwa Co. Ltd.	1,000	10,928
Olympic Group Corp.	800	6,156
Olympus Corp.	38,300	792,461
Omron Corp.	6,300	491,596
Ono Pharmaceutical Co. Ltd.	16,000	417,611
ONO Sokki Co. Ltd.	500	2,511
Onoken Co. Ltd.	1,000	12,481
Onward Holdings Co. Ltd.	1,000	2,818
Open House Co. Ltd.	2,000	85,256
Optex Group Co. Ltd.	1,600	23,843
Optorun Co. Ltd.	1,000	24,773
Oracle Corp.	1,300	126,801
Organo Corp.	400	23,987
Orient Corp.(x)	16,500	22,949
Oriental Land Co. Ltd.(x)	7,000	1,051,027
Origin Co. Ltd.	200	2,619
ORIX Corp.	41,900	706,879
Osaka Gas Co. Ltd.	13,200	257,145
Osaka Soda Co. Ltd.	1,000	23,816
Osaka Steel Co. Ltd.	800	10,296
OSAKA Titanium Technologies Co. Ltd.(x)*	1,100	9,537
Osaki Electric Co. Ltd.	1,000	5,509
OSG Corp.	2,200	39,162
OSJB Holdings Corp.(r)	450	1,203
Otsuka Corp.	4,200	196,487
Otsuka Holdings Co. Ltd.	13,300	562,990
Outsourcing, Inc.	3,000	48,336
Oyo Corp.	1,200	14,002
Pacific Industrial Co. Ltd.	2,000	22,958
Pacific Metals Co. Ltd.(x)	899	17,416
Pack Corp. (The)	900	24,547
PAL GROUP Holdings Co. Ltd.	1,400	19,345
PALTAC Corp.	1,050	56,803
Pan Pacific International Holdings Corp.	16,700	393,802
Panasonic Corp.	79,385	1,020,587
Paramount Bed Holdings Co. Ltd.	1,800	38,252
Paris Miki Holdings, Inc.	1,500	3,929
Park24 Co. Ltd.	4,000	74,744
Pasco Corp.(x)	200	2,691
Pasona Group, Inc.(x)	1,000	16,862
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	4,964
Penta-Ocean Construction Co. Ltd.	10,300	80,837
PeptiDream, Inc.*	3,400	155,376
Persol Holdings Co. Ltd.	6,400	125,081
PIA Corp.(x)*	300	8,304
Pigeon Corp.	4,300	163,107
Pilot Corp.	1,100	35,069
Piolax, Inc.	1,500	22,014
Plenus Co. Ltd.	1,500	25,618
Pola Orbis Holdings, Inc.	3,000	72,179
Poplar Co. Ltd.*	300	943
Press Kogyo Co. Ltd.	5,000	15,037
Prima Meat Packers Ltd.	1,400	44,127
Pronexus, Inc.	1,300	14,242
PS Mitsubishi Construction Co. Ltd.	800	4,863
Raito Kogyo Co. Ltd.	800	13,583
Raiznext Corp.(x)	2,600	28,084
Raksul, Inc.*	1,100	51,262
Rakuten Group, Inc.	31,300	372,858
Rasa Corp.	500	4,249
Rasa Industries Ltd.	400	7,637
Recruit Holdings Co. Ltd.	47,600	2,321,857
Relia, Inc.(x)	1,600	20,678
Relo Group, Inc.	3,600	76,145
Renaissance, Inc.	500	5,297
Renesas Electronics Corp.*	35,300	382,569
Rengo Co. Ltd.(x)	5,800	50,339
Resol Holdings Co. Ltd.(x)	100	3,739
Resona Holdings, Inc.	78,401	329,110
Resorttrust, Inc.	3,800	63,422
Restar Holdings Corp.	700	12,897
Rheon Automatic Machinery Co. Ltd.	1,000	10,603
Rhythm Co. Ltd.	600	4,915
Ricoh Co. Ltd.(x)	16,400	166,481
Ricoh Leasing Co. Ltd.	800	25,071
Right On Co. Ltd.*	900	5,657
Riken Corp.	400	9,031
Riken Keiki Co. Ltd.	1,000	24,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Riken Technos Corp.	2,000	$9,320
Ringer Hut Co. Ltd.	900	18,492
Rinnai Corp.	1,700	190,228
Riso Kagaku Corp.	1,800	23,913
Riso Kyoiku Co. Ltd.	3,900	11,905
Rock Field Co. Ltd.	1,200	18,283
Rohm Co. Ltd.	3,100	302,651
Rohto Pharmaceutical Co. Ltd.	3,300	88,010
Roland DG Corp.	500	8,173
Round One Corp.(x)	3,300	37,105
Royal Holdings Co. Ltd.*	1,800	32,546
Ryobi Ltd.	1,400	21,014
Ryoden Corp.	500	7,446
Ryohin Keikaku Co. Ltd.	9,100	215,162
Ryosan Co. Ltd.	700	14,281
Ryoyo Electro Corp.(x)	1,600	38,582
S Foods, Inc.	500	17,092
Sagami Holdings Corp.(x)*	1,000	10,269
Saibu Gas Holdings Co. Ltd.	1,300	37,218
Saizeriya Co. Ltd.	1,600	32,874
Sakai Chemical Industry Co. Ltd.	800	15,194
Sakai Heavy Industries Ltd.	200	4,055
Sakai Moving Service Co. Ltd.	400	17,900
Sakai Ovex Co. Ltd.	300	8,142
Sakata INX Corp.	2,000	19,219
Sakata Seed Corp.	1,100	40,632
Sala Corp.	1,000	5,536
San Holdings, Inc.	400	3,992
San ju San Financial Group, Inc.	990	12,446
San-A Co. Ltd.	800	33,272
San-Ai Oil Co. Ltd.	2,000	23,716
Sanden Holdings Corp.(x)*	1,400	5,058
Sangetsu Corp.	1,800	27,262
San-In Godo Bank Ltd. (The)	7,000	35,466
Sanix, Inc.(x)*	1,800	5,202
Sanken Electric Co. Ltd.(x)	300	14,062
Sanki Engineering Co. Ltd.	3,000	39,368
Sanko Metal Industrial Co. Ltd.	100	2,750
Sankyo Co. Ltd.	700	18,542
Sankyo Seiko Co. Ltd.	2,000	9,935
Sankyo Tateyama, Inc.	1,700	12,651
Sankyu, Inc.	1,700	74,617
Sanoh Industrial Co. Ltd.(x)	1,400	16,336
Sanrio Co. Ltd.	2,000	31,682
Sanritsu Corp.	300	1,978
Sanshin Electronics Co. Ltd.	1,500	27,162
Santen Pharmaceutical Co. Ltd.	13,400	184,314
Sanwa Holdings Corp.	8,800	115,161
Sanyo Chemical Industries Ltd.	600	30,345
Sanyo Industries Ltd.	100	1,672
Sanyo Shokai Ltd.*	600	4,286
Sanyo Special Steel Co. Ltd.*	1,200	17,698
Sapporo Holdings Ltd.	2,500	51,772
Sata Construction Co. Ltd.	800	3,237
Sato Holdings Corp.	1,200	31,245
Sato Shoji Corp.	1,000	9,808
Satori Electric Co. Ltd.	900	6,511
Sawai Pharmaceutical Co. Ltd.(r)	1,800	86,241
Saxa Holdings, Inc.	300	4,343
SB Technology Corp.	400	11,596
SBI Holdings, Inc.	7,860	212,960
SCREEN Holdings Co. Ltd.	1,300	114,355
Scroll Corp.(x)	1,700	16,689
SCSK Corp.	1,532	90,765
Secom Co. Ltd.	6,400	538,299
Sega Sammy Holdings, Inc.	6,700	104,501
Seibu Holdings, Inc.	8,500	93,655
Seika Corp.	800	11,170
Seikagaku Corp.	2,400	22,412
Seikitokyu Kogyo Co. Ltd.	600	5,045
Seiko Epson Corp.(x)	8,400	136,555
Seiko Holdings Corp.	1,200	20,342
Seino Holdings Co. Ltd.	5,000	69,632
Seiren Co. Ltd.	3,200	56,240
Sekisui Chemical Co. Ltd.(x)	15,400	295,552
Sekisui House Ltd.	23,400	501,708
Sekisui Jushi Corp.	1,000	18,939
Sekisui Kasei Co. Ltd.	1,000	5,383
Senko Group Holdings Co. Ltd.(x)	4,000	37,860
Senshu Ikeda Holdings, Inc.	6,880	11,060
Senshukai Co. Ltd.*	2,200	7,411
Seven & i Holdings Co. Ltd.	26,136	1,053,466
Seven Bank Ltd.(x)	2,700	6,169
SG Holdings Co. Ltd.	13,400	307,029
Sharp Corp.(x)	8,100	139,725
Shibaura Machine Co. Ltd.(x)	1,400	35,340
Shibaura Mechatronics Corp.	200	10,025
Shibusawa Warehouse Co. Ltd. (The)	600	12,263
Shibuya Corp.	700	22,443
Shiga Bank Ltd. (The)	200	4,328
Shikibo Ltd.(x)	700	6,290
Shikoku Bank Ltd. (The)	1,600	11,300
Shikoku Chemicals Corp.	1,000	11,425
Shikoku Electric Power Co., Inc.	2,700	20,971
Shima Seiki Manufacturing Ltd.	900	20,865
Shimadzu Corp.	8,000	289,366
Shimamura Co. Ltd.	800	92,265
Shimano, Inc.	2,600	619,327
Shimizu Bank Ltd. (The)	400	6,123
Shimizu Corp.	9,500	76,875
Shimojima Co. Ltd.	800	9,313
Shin Nippon Air Technologies Co. Ltd.	900	19,557
Shin Nippon Biomedical Laboratories Ltd.(x)	700	4,419
Shinagawa Refractories Co. Ltd.	300	7,814
Shindengen Electric Manufacturing Co. Ltd.*	400	11,741
Shin-Etsu Chemical Co. Ltd.	11,600	1,949,659
Shin-Etsu Polymer Co. Ltd.	2,500	22,398
Shingakukai Holdings Co. Ltd.(x)	600	2,444
Shin-Keisei Electric Railway Co. Ltd.	200	4,017
Shinko Electric Industries Co. Ltd.	3,100	95,891
Shinko Shoji Co. Ltd.	2,200	15,895
Shinmaywa Industries Ltd.	1,800	16,614
Shinnihon Corp.	1,600	12,760
Shinsei Bank Ltd.	4,900	79,170
Shinsho Corp.	300	6,099
Shinwa Co. Ltd.	600	11,786
Shinyei Kaisha(x)*	100	1,160
Shionogi & Co. Ltd.	8,800	473,042
Ship Healthcare Holdings, Inc.	3,000	84,263
Shiseido Co. Ltd.	13,700	918,324
Shizuoka Bank Ltd. (The)	13,900	109,217
Shizuoka Gas Co. Ltd.	3,000	26,959
SHO-BOND Holdings Co. Ltd.	1,800	77,543
Shobunsha Holdings, Inc.*	700	3,028
Shochiku Co. Ltd.*	400	49,564
Shoko Co. Ltd.*	400	2,879
Showa Denko KK	4,500	128,020
Showa Sangyo Co. Ltd.	1,000	28,042
Shuei Yobiko Co. Ltd.*	200	766
Siix Corp.	1,400	20,635
Sinanen Holdings Co. Ltd.	400	11,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sinfonia Technology Co. Ltd.	1,400	$16,627
Sintokogio Ltd.	2,600	18,151
SK Japan Co. Ltd.	200	838
SKY Perfect JSAT Holdings, Inc.	9,000	39,991
Skylark Holdings Co. Ltd.(x)	7,900	118,152
SMC Corp.	2,100	1,219,697
SMK Corp.	300	7,678
SMS Co. Ltd.	2,800	85,473
SNT Corp.	2,400	6,286
Soda Nikka Co. Ltd.	1,000	5,184
SoftBank Corp.(x)	61,300	796,388
SoftBank Group Corp.	54,312	4,576,482
Sohgo Security Services Co. Ltd.	2,900	136,979
Sojitz Corp.	10,000	28,178
Sompo Holdings, Inc.	13,050	499,960
Sony Group Corp.	43,500	4,555,272
Soshin Electric Co. Ltd.	600	2,547
Sotetsu Holdings, Inc.	3,000	67,166
Space Value Holdings Co. Ltd.(x)	2,000	14,360
SPK Corp.	400	4,667
S-Pool, Inc.(x)	3,800	39,055
Square Enix Holdings Co. Ltd.	2,800	155,520
SRA Holdings	600	14,690
ST Corp.	600	10,594
St Marc Holdings Co. Ltd.	800	12,434
Stanley Electric Co. Ltd.	5,400	160,695
Star Micronics Co. Ltd.	2,300	34,274
Starzen Co. Ltd.	800	17,543
Stella Chemifa Corp.	500	14,405
Strike Co. Ltd.	700	27,911
Studio Alice Co. Ltd.	500	9,456
Subaru Corp.(x)	16,400	326,445
Sugi Holdings Co. Ltd.	1,500	118,808
Sugimoto & Co. Ltd.	600	12,832
SUMCO Corp.	8,000	182,506
Sumida Corp.	700	6,840
Suminoe Textile Co. Ltd.	300	6,148
Sumiseki Holdings, Inc.	3,800	4,221
Sumitomo Bakelite Co. Ltd.	1,200	49,040
Sumitomo Chemical Co. Ltd.(x)	44,000	227,699
Sumitomo Corp.	42,680	607,870
Sumitomo Dainippon Pharma Co. Ltd.(x)	4,700	81,796
Sumitomo Densetsu Co. Ltd.	900	19,581
Sumitomo Electric Industries Ltd.	23,100	345,900
Sumitomo Forestry Co. Ltd.	4,800	103,435
Sumitomo Heavy Industries Ltd.	4,000	111,086
Sumitomo Metal Mining Co. Ltd.	8,700	375,501
Sumitomo Mitsui Construction Co. Ltd.(x)	7,200	32,448
Sumitomo Mitsui Financial Group, Inc.	44,150	1,597,734
Sumitomo Mitsui Trust Holdings, Inc.	13,141	457,992
Sumitomo Osaka Cement Co. Ltd.(x)	200	6,367
Sumitomo Precision Products Co. Ltd.*	200	4,281
Sumitomo Realty & Development Co. Ltd.(x)	15,900	560,898
Sumitomo Riko Co. Ltd.	2,000	12,879
Sumitomo Rubber Industries Ltd.	7,284	85,849
Sumitomo Seika Chemicals Co. Ltd.	400	14,595
Sumitomo Warehouse Co. Ltd. (The)	4,500	59,783
Sun Frontier Fudousan Co. Ltd.	1,000	8,733
Sundrug Co. Ltd.	2,300	84,127
Suntory Beverage & Food Ltd.	400	14,866
Sun-Wa Technos Corp.	600	5,858
Suruga Bank Ltd.(x)	5,500	21,210
Suzuden Corp.(x)	300	3,514
Suzuken Co. Ltd.	3,190	124,604
Suzuki Motor Corp.	14,000	635,358
SWCC Showa Holdings Co. Ltd.	1,500	22,082
Sysmex Corp.	4,900	527,726
Systena Corp.	4,000	79,910
T Hasegawa Co. Ltd.	1,600	30,562
T RAD Co. Ltd.	400	7,373
T&D Holdings, Inc.	21,600	278,181
Tac Co. Ltd.	700	1,625
Tachibana Eletech Co. Ltd.	840	12,244
Tachi-S Co. Ltd.	1,600	17,340
Tadano Ltd.	5,000	53,601
Taihei Dengyo Kaisha Ltd.	500	11,944
Taiheiyo Cement Corp.	4,478	117,728
Taiheiyo Kouhatsu, Inc.	400	2,774
Taiho Kogyo Co. Ltd.	800	7,716
Taikisha Ltd.	1,000	27,410
Taiko Pharmaceutical Co. Ltd.(x)	1,200	13,525
Taisei Corp.	5,800	223,671
Taisei Lamick Co. Ltd.	300	7,754
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	90,278
Taiyo Holdings Co. Ltd.	900	49,013
Taiyo Yuden Co. Ltd.	3,000	140,890
Takachiho Koheki Co. Ltd.(x)	500	5,080
Takadakiko Co. Ltd.	100	2,542
Takamatsu Construction Group Co. Ltd.	1,000	19,472
Takano Co. Ltd.	400	2,207
Takaoka Toko Co. Ltd.	400	5,704
Taka-Q Co. Ltd.*	500	641
Takara & Co. Ltd.	700	11,664
Takara Bio, Inc.	1,700	45,569
Takara Holdings, Inc.(x)	6,000	81,662
Takara Leben Co. Ltd.	4,400	14,822
Takara Standard Co. Ltd.	2,500	37,638
Takasago International Corp.	800	18,995
Takasago Thermal Engineering Co. Ltd.	1,900	29,583
Takashima & Co. Ltd.	200	3,212
Takashimaya Co. Ltd.	5,300	56,530
Take And Give Needs Co. Ltd.	600	5,180
Takeda Pharmaceutical Co. Ltd.	57,700	2,076,627
Takihyo Co. Ltd.	200	3,389
Takuma Co. Ltd.	4,000	86,593
Tamron Co. Ltd.	1,200	23,366
Tamura Corp.	3,000	13,845
Tanaka Co. Ltd.	300	1,870
Tanseisha Co. Ltd.	1,950	15,515
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	11,361
Taya Co. Ltd.*	200	1,012
Tayca Corp.	1,000	13,430
TBK Co. Ltd.	1,000	4,073
TBS Holdings, Inc.	3,700	72,580
TDC Soft, Inc.	800	7,362
TDK Corp.	3,400	470,734
Teac Corp.*	600	813
TechnoPro Holdings, Inc.	1,500	124,904
Teijin Ltd.(x)	5,200	89,559
Teikoku Electric Manufacturing Co. Ltd.	800	9,552
Teikoku Sen-I Co. Ltd.	1,000	20,248
Teikoku Tsushin Kogyo Co. Ltd.	400	3,974
Tekken Corp.	800	14,277
Ten Allied Co. Ltd.*	800	2,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tenma Corp.	1,100	$22,114
TerraSky Co. Ltd.(x)*	1,100	33,330
Terumo Corp.	18,700	675,379
T-Gaia Corp.	600	10,388
THK Co. Ltd.	4,000	138,361
Tigers Polymer Corp.	600	2,590
TIS, Inc.	6,900	164,578
Titan Kogyo Ltd.	100	1,821
TKC Corp.	1,800	57,223
Toa Corp./Hyogo	1,000	8,697
Toa Corp./Tokyo(x)	1,100	24,240
TOA ROAD Corp.	200	7,650
Toabo Corp.	400	1,748
Toagosei Co. Ltd.	3,900	45,719
Tobishima Corp.	800	8,699
Tobu Railway Co. Ltd.	6,800	182,766
TOC Co. Ltd.	4,700	33,449
Tocalo Co. Ltd.	2,400	31,386
Tochigi Bank Ltd. (The)	6,000	10,296
Toda Corp.	8,800	64,455
Toda Kogyo Corp.*	100	1,954
Toei Co. Ltd.	200	43,152
Toenec Corp.	200	7,072
Toho Bank Ltd. (The)	10,000	22,217
Toho Co. Ltd.	4,100	166,259
Toho Co. Ltd./Kobe	400	6,817
Toho Gas Co. Ltd.(x)	3,700	228,232
Toho Holdings Co. Ltd.	1,900	34,834
Toho Titanium Co. Ltd.	2,100	18,871
Toho Zinc Co. Ltd.	700	15,103
Tohoku Bank Ltd. (The)	600	6,194
Tohoku Electric Power Co., Inc.	11,700	110,422
Tohto Suisan Co. Ltd.	200	7,966
Tokai Carbon Co. Ltd.	6,400	103,290
TOKAI Holdings Corp.	2,000	17,268
Tokai Rika Co. Ltd.	2,900	49,134
Tokai Senko KK	100	1,012
Tokai Tokyo Financial Holdings, Inc.	9,600	35,114
Token Corp.	520	50,767
Tokio Marine Holdings, Inc.(x)	23,600	1,122,186
Tokushu Tokai Paper Co. Ltd.	800	35,186
Tokuyama Corp.	2,200	55,494
Tokyo Century Corp.(x)	1,400	94,071
Tokyo Electric Power Co. Holdings, Inc.*	54,600	181,959
Tokyo Electron Ltd.	4,300	1,817,087
Tokyo Energy & Systems, Inc.	1,000	8,273
Tokyo Gas Co. Ltd.	13,500	300,237
Tokyo Individualized Educational Institute, Inc.	900	5,023
Tokyo Keiki, Inc.	800	6,821
Tokyo Kikai Seisakusho Ltd.*	300	1,089
Tokyo Kiraboshi Financial Group, Inc.	1,451	18,346
Tokyo Ohka Kogyo Co. Ltd.	1,300	81,246
Tokyo Rakutenchi Co. Ltd.	200	8,715
Tokyo Rope Manufacturing Co. Ltd.*	800	8,851
Tokyo Sangyo Co. Ltd.	1,000	5,834
Tokyo Seimitsu Co. Ltd.	800	36,415
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	29,068
Tokyo Tatemono Co. Ltd.	7,591	115,245
Tokyo Tekko Co. Ltd.	400	6,821
Tokyo Theatres Co., Inc.*	400	4,595
Tokyotokeiba Co. Ltd.	800	40,388
Tokyu Construction Co. Ltd.	4,940	26,858
Tokyu Corp.(x)	18,000	239,621
Tokyu Fudosan Holdings Corp.	20,000	118,311
Toli Corp.	3,000	6,774
Tomato Bank Ltd.	400	4,122
Tomen Devices Corp.	100	3,631
Tomoe Corp.	1,800	6,519
Tomoe Engineering Co. Ltd.	400	7,857
Tomoegawa Co. Ltd.*	400	3,035
Tomoku Co. Ltd.	800	13,352
TOMONY Holdings, Inc.	9,400	27,506
Tomy Co. Ltd.	3,700	33,583
Tonami Holdings Co. Ltd.	200	9,736
Top Culture Co. Ltd.*	400	1,290
Topcon Corp.	2,800	33,936
Toppan Forms Co. Ltd.	2,600	26,229
Toppan Printing Co. Ltd.	9,200	155,376
Topre Corp.	2,500	35,245
Topy Industries Ltd.	1,000	12,599
Toray Industries, Inc.	49,800	320,456
Toridoll Holdings Corp.(x)	2,200	32,983
Torigoe Co. Ltd. (The)	1,200	9,071
Torii Pharmaceutical Co. Ltd.	800	21,675
Torishima Pump Manufacturing Co. Ltd.	1,500	11,772
Tose Co. Ltd.	300	2,276
Toshiba TEC Corp.*	600	21,973
Tosoh Corp.(x)	10,700	204,675
Totetsu Kogyo Co. Ltd.	1,000	23,906
TOTO Ltd.	5,400	331,632
Totoku Electric Co. Ltd.	100	2,348
Tottori Bank Ltd. (The)	300	3,097
Toukei Computer Co. Ltd.	200	8,219
Tow Co. Ltd.	1,200	3,479
Towa Bank Ltd. (The)	1,300	8,078
Towa Corp.(x)	1,200	23,160
Towa Pharmaceutical Co. Ltd.	1,800	39,715
Toyo Construction Co. Ltd.	3,600	18,695
Toyo Corp.	1,600	15,476
Toyo Denki Seizo KK	400	4,722
Toyo Engineering Corp.*	1,600	11,300
Toyo Ink SC Holdings Co. Ltd.	200	3,669
Toyo Kanetsu KK	600	14,712
Toyo Logistics Co. Ltd.	1,000	3,125
Toyo Machinery & Metal Co. Ltd.	1,000	4,516
Toyo Securities Co. Ltd.	4,000	7,008
Toyo Seikan Group Holdings Ltd.(x)	4,800	57,049
Toyo Shutter Co. Ltd.	200	1,228
Toyo Sugar Refining Co. Ltd.	200	2,195
Toyo Suisan Kaisha Ltd.	3,100	130,187
Toyo Tanso Co. Ltd.	700	13,554
Toyo Tire Corp.	5,000	88,417
Toyo Wharf & Warehouse Co. Ltd.	300	4,267
Toyobo Co. Ltd.(x)	1,700	21,863
Toyoda Gosei Co. Ltd.	2,400	63,032
Toyota Boshoku Corp.	1,800	29,749
Toyota Industries Corp.	5,700	507,582
Toyota Motor Corp.	135,928	10,577,156
Toyota Tsusho Corp.	7,800	327,216
TPR Co. Ltd.	1,500	21,743
Transcosmos, Inc.	1,600	43,148
Trend Micro, Inc.	3,400	170,115
Trusco Nakayama Corp.	1,400	37,148
TS Tech Co. Ltd.	4,600	68,507
TSI Holdings Co. Ltd.*	4,825	13,988
Tsubakimoto Chain Co.	1,200	33,055
Tsubakimoto Kogyo Co. Ltd.	200	6,864
Tsudakoma Corp.*	300	2,520
Tsugami Corp.(x)	3,000	45,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tsukamoto Corp. Co. Ltd.	200	$2,731
Tsukishima Kikai Co. Ltd.	2,000	23,175
Tsukuba Bank Ltd.(x)	5,400	8,974
Tsumura & Co.	2,700	96,442
Tsuruha Holdings, Inc.	1,500	193,452
Tsutsumi Jewelry Co. Ltd.	500	9,822
TV Asahi Holdings Corp.	3,000	56,383
Tv Tokyo Holdings Corp.	500	10,774
TYK Corp.	1,000	3,026
UACJ Corp.*	1,226	29,541
Ube Industries Ltd.	900	19,166
Uchida Yoko Co. Ltd.	400	17,792
Ueki Corp.	200	2,805
Ulvac, Inc.	1,200	50,449
Unicafe, Inc.*	300	2,772
Unicharm Corp.	12,900	541,165
Uniden Holdings Corp.	300	6,985
Unipres Corp.	1,600	15,361
United Arrows Ltd.	1,100	20,922
United Super Markets Holdings, Inc.(x)	3,520	37,068
Unitika Ltd.*	2,900	10,765
Ushio, Inc.	3,900	51,389
USS Co. Ltd.	7,300	142,671
UT Group Co. Ltd.(x)	1,600	52,527
Utoc Corp.	900	4,032
Valor Holdings Co. Ltd.(x)	2,400	53,907
Valqua Ltd.	1,000	19,246
Vital KSK Holdings, Inc.	2,300	16,389
Wacoal Holdings Corp.	500	11,086
Wacom Co. Ltd.	8,000	53,683
Wakachiku Construction Co. Ltd.	700	8,680
Wakamoto Pharmaceutical Co. Ltd.*	1,000	3,865
Warabeya Nichiyo Holdings Co. Ltd.	700	10,678
Watabe Wedding Corp.*	300	591
WATAMI Co. Ltd.(x)*	1,400	12,695
Weathernews, Inc.	300	14,279
Welcia Holdings Co. Ltd.	4,000	137,277
West Japan Railway Co.(x)	6,100	337,986
Wood One Co. Ltd.	400	4,592
Xebio Holdings Co. Ltd.	1,400	11,835
YAC Holdings Co. Ltd.(x)	500	4,407
Yahagi Construction Co. Ltd.	1,700	12,897
Yaizu Suisankagaku Industry Co. Ltd.	600	5,435
Yakult Honsha Co. Ltd.	4,200	212,418
YAMABIKO Corp.	2,000	22,181
Yamada Holdings Co. Ltd.	22,372	120,624
Yamagata Bank Ltd. (The)	1,400	14,364
Yamaguchi Financial Group, Inc.	4,000	26,588
Yamaha Corp.	4,200	227,970
Yamaha Motor Co. Ltd.	8,500	208,115
Yamaichi Electronics Co. Ltd.	1,200	16,235
Yamanashi Chuo Bank Ltd. (The)	1,400	11,620
Yamashita Health Care Holdings, Inc.	100	1,982
Yamatane Corp.	600	8,237
Yamato Corp.(x)	1,000	6,078
Yamato Holdings Co. Ltd.	11,700	320,700
Yamato International, Inc.	700	2,194
Yamato Kogyo Co. Ltd.	1,200	35,602
Yamaura Corp.(x)	500	4,177
Yamaya Corp.(x)	110	2,438
Yamazaki Baking Co. Ltd.	6,000	96,943
Yamazawa Co. Ltd.	300	4,720
Yamazen Corp.	4,700	44,230
Yaoko Co. Ltd.(x)	1,000	61,413
Yaskawa Electric Corp.	7,600	378,198
Yasuda Logistics Corp.	1,000	8,769
Yellow Hat Ltd.	2,200	37,612
Yodogawa Steel Works Ltd.	1,800	39,845
Yokogawa Bridge Holdings Corp.	2,000	37,047
Yokogawa Electric Corp.	6,400	117,798
Yokohama Reito Co. Ltd.	2,600	21,439
Yokohama Rubber Co. Ltd. (The)	5,000	89,411
Yokowo Co. Ltd.	1,000	24,502
Yomeishu Seizo Co. Ltd.	500	8,607
Yondenko Corp.	200	5,554
Yondoshi Holdings, Inc.	900	15,647
Yorozu Corp.	700	8,440
Yoshinoya Holdings Co. Ltd.	3,000	59,607
Yuasa Trading Co. Ltd.	1,200	33,813
Yuken Kogyo Co. Ltd.	200	3,100
Yurtec Corp.	2,000	14,721
Yushin Precision Equipment Co. Ltd.	1,200	9,656
Yushiro Chemical Industry Co. Ltd.	600	6,242
Z Holdings Corp.	95,400	474,394
Zappallas, Inc.*	1,000	4,010
Zenkoku Hosho Co. Ltd.	2,400	110,111
Zenrin Co. Ltd.	2,550	30,515
Zensho Holdings Co. Ltd.(x)	3,200	81,817
Zeon Corp.	7,000	111,836
ZERIA Pharmaceutical Co. Ltd.	1,100	20,892
Zojirushi Corp.	1,800	31,456
ZOZO, Inc.	4,800	141,757
Zuken, Inc.	800	20,418

		175,819,113

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	307,431

Mexico (0.3%)
Fresnillo plc	13,028	155,214
Grupo Televisa SAB (ADR)*	353,900	3,135,554

		3,290,768

Netherlands (4.7%)
Adyen NV(m)*	2,359	5,265,841
ASML Holding NV	36,829	22,328,904
EXOR NV	80,900	6,825,051
ING Groep NV	320,552	3,921,507
Koninklijke Ahold Delhaize NV	86,684	2,414,290
Koninklijke Philips NV*	78,653	4,489,606
Royal Dutch Shell plc, Class A	298,695	5,821,759
Royal Dutch Shell plc, Class B	254,516	4,684,191

		55,751,149

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	38,331	227,965
Chorus Ltd.	8,126	39,131
Fisher & Paykel Healthcare Corp. Ltd.	7,356	164,209
Fletcher Building Ltd.	17,976	88,066
SKYCITY Entertainment Group Ltd.*	12,612	30,463
Spark New Zealand Ltd.	15,442	48,206
Xero Ltd.*	6,287	604,218

		1,202,258

Russia (0.0%)
Evraz plc	36,843	293,576

South Africa (1.0%)
Anglo American plc	90,077	3,529,821
Naspers Ltd., Class N	36,320	8,690,495

		12,220,316

South Korea (0.4%)
NAVER Corp.	11,050	3,680,892
Samsung Electronics Co. Ltd.	12,000	863,088

		4,543,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (1.9%)
Amadeus IT Group SA*	112,065	$7,935,057
Banco Santander SA	1,459,840	4,959,532
Iberdrola SA	495,649	6,385,005
Industria de Diseno Textil SA	96,213	3,170,494

		22,450,088

Sweden (1.2%)
H & M Hennes & Mauritz AB, Class B*	245,334	5,526,964
SKF AB, Class B(x)	147,400	4,189,030
Volvo AB, Class B(x)	177,500	4,489,606

		14,205,600

Switzerland (2.9%)
Cie Financiere Richemont SA (Registered)	38,300	3,677,027
Coca-Cola HBC AG	13,919	443,260
Credit Suisse Group AG	1,134,513	11,885,889
LafargeHolcim Ltd. (Registered)*	83,179	4,887,861
Novartis AG (Registered)	68,500	5,853,827
Roche Holding AG	13,560	4,382,269
Swatch Group AG (The)	11,595	3,335,640

		34,465,773

United Kingdom (18.4%)
3i Group plc	70,086	1,114,518
Admiral Group plc	14,875	635,912
Ashtead Group plc	75,101	4,479,927
Associated British Foods plc*	25,090	835,326
AstraZeneca plc	94,349	9,426,139
Auto Trader Group plc(m)*	66,493	508,203
AVEVA Group plc	8,401	396,323
Aviva plc	280,298	1,577,362
BAE Systems plc	225,208	1,567,882
Barclays plc	1,241,075	3,180,991
Barratt Developments plc*	72,957	751,120
Berkeley Group Holdings plc	8,324	509,396
BP plc	1,403,381	5,700,597
British American Tobacco plc	163,814	6,264,635
British Land Co. plc (The) (REIT)	68,663	477,838
BT Group plc*	589,537	1,258,115
Bunzl plc	65,081	2,084,211
Burberry Group plc*	29,129	762,385
CNH Industrial NV(x)	762,700	11,801,849
Compass Group plc*	294,165	5,926,907
Croda International plc	8,818	771,694
DCC plc	6,849	593,904
Diageo plc	167,311	6,895,430
DS Smith plc*	87,864	493,844
Experian plc	65,604	2,258,329
GlaxoSmithKline plc	352,250	6,254,681
Halma plc	26,947	881,920
Hargreaves Lansdown plc	21,726	461,702
HSBC Holdings plc	1,406,309	8,204,738
Imperial Brands plc	68,955	1,418,316
Informa plc*	108,595	838,071
InterContinental Hotels Group plc*	13,456	922,884
Intermediate Capital Group plc	19,632	498,531
International Consolidated Airlines Group SA*	244,296	667,848
Intertek Group plc	11,487	887,132
J Sainsbury plc	113,698	380,104
JD Sports Fashion plc*	31,354	356,430
Johnson Matthey plc	13,588	564,408
Land Securities Group plc (REIT)	52,425	498,757
Legal & General Group plc	432,083	1,662,514
Liberty Global plc, Class A*	247,583	6,352,980
Liberty Global plc, Class C*	49,755	1,270,742
Linde plc	46,039	12,898,196
Lloyds Banking Group plc*	34,701,632	20,348,604
London Stock Exchange Group plc	22,703	2,172,106
M&G plc	186,768	534,010
Melrose Industries plc*	350,266	805,921
Mondi plc	34,371	876,601
National Grid plc	249,164	2,967,818
Natwest Group plc	2,704,067	7,315,860
Next plc*	9,258	1,003,944
Ocado Group plc*	33,250	932,812
Pearson plc	54,929	584,295
Persimmon plc	22,544	913,727
Phoenix Group Holdings plc	35,637	360,706
Prudential plc	463,105	9,835,115
Reckitt Benckiser Group plc	45,506	4,076,492
RELX plc	136,013	3,410,762
Rentokil Initial plc*	131,644	879,111
Rightmove plc*	63,992	513,613
Rolls-Royce Holdings plc*	2,050,544	2,976,705
RSA Insurance Group plc	74,602	700,383
Sage Group plc (The)	78,824	665,910
Schroders plc	108,499	5,235,185
Segro plc (REIT)	79,197	1,023,681
Severn Trent plc	16,966	539,358
Smith & Nephew plc	63,168	1,200,009
Smiths Group plc	136,721	2,897,935
Spirax-Sarco Engineering plc	5,295	832,164
SSE plc	74,968	1,503,755
St James’s Place plc	37,996	667,338
Standard Chartered plc	192,710	1,327,022
Standard Life Aberdeen plc	168,165	672,082
Taylor Wimpey plc*	215,824	536,902
Tesco plc	547,860	1,728,458
Unilever plc (Cboe Europe)	119,331	6,658,320
Unilever plc (London Stock Exchange)	59,707	3,338,578
United Utilities Group plc	48,838	623,323
Virgin Money UK plc (CHDI)*	42,653	111,122
Vodafone Group plc	1,922,809	3,495,855
Whitbread plc*	14,521	685,839
WPP plc	535,795	6,799,984

		217,044,196

United States (0.4%)
Amcor plc (CHDI)	54,046	631,769
Ferguson plc	16,502	1,971,940
James Hardie Industries plc (CHDI)	26,083	789,284
Janus Henderson Group plc (CHDI)	4,692	146,259
News Corp. (CHDI), Class B	2,956	70,478
Reliance Worldwide Corp. Ltd.	24,282	82,811
ResMed, Inc. (CHDI)	20,708	397,151
Sims Ltd.	6,752	76,107

		4,165,799

Total Common Stocks (89.7%)
(Cost $830,430,071)		1,056,929,553

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $628,131)	100,283	1,571,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $408,002.(xx)	$400,000	$400,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $7,176,041, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $7,319,562.(xx)	7,176,041	7,176,041
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $85,348, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $94,398.(xx)	85,348	85,348
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $10,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $11,099,169.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		17,661,389

Total Short-Term Investments (1.5%) (Cost $17,661,389)		17,661,389

Total Investments in Securities (91.3%) (Cost $848,719,591)		1,076,162,846
Other Assets Less Liabilities (8.7%)		102,437,853

Net Assets (100%)		$1,178,600,699

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $6,602,906 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $32,214,577. This was collateralized by $16,572,307 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 4/6/21 - 2/15/51 and by cash of $17,661,389 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$211,431,946	18.0%
Consumer Discretionary	192,305,346	16.3
Industrials	141,768,276	12.0
Materials	112,865,391	9.6
Information Technology	92,804,206	7.9
Health Care	91,176,073	7.7
Consumer Staples	78,599,278	6.7
Communication Services	60,174,224	5.1
Energy	38,813,757	3.3
Utilities	23,923,576	2.0
Repurchase Agreements	17,661,389	1.5
Real Estate	13,067,480	1.1
Closed End Fund	1,571,904	0.1
Cash and Other	102,437,853	8.7

		100.0%

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	178,486	4,460,253	—	(222,005)	(6,677)	558,501	4,790,072	—	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	985	6/2021	EUR	44,656,534	879,653
FTSE 100 Index	303	6/2021	GBP	27,901,327	(108,920)
SPI 200 Index	87	6/2021	AUD	11,177,576	60,178
TOPIX Index	154	6/2021	JPY	27,176,880	885,894

					1,716,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,345,496	CHF	3,836,000	JPMorgan Chase Bank	6/16/2021	278,722
USD	801,298	EUR	676,159	Citibank NA	6/18/2021	7,099
USD	42,772,720	EUR	35,916,329	HSBC Bank plc	6/18/2021	586,310

Total unrealized appreciation						872,131

AUD	13,209,082	USD	10,170,914	HSBC Bank plc	6/18/2021	(134,689)
GBP	17,840,733	USD	24,793,623	HSBC Bank plc	6/18/2021	(192,680)
JPY	2,340,279,978	USD	21,534,053	HSBC Bank plc	6/18/2021	(383,113)

Total unrealized depreciation						(710,482)

Net unrealized appreciation						161,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$1,571,904	$—		$1,571,904
Common Stocks
Australia	—	103,076,112	—	(b)	103,076,112
Belgium	—	9,261,258	—		9,261,258
Canada	13,479,934	—	—		13,479,934
Chile	—	507,647	—		507,647
China	2,516,703	6,680,048	—		9,196,751
Finland	—	6,154,765	—		6,154,765
France	—	140,198,927	—		140,198,927
Germany	—	177,535,694	—		177,535,694
India	—	4,705,710	—		4,705,710
Indonesia	—	1,409,525	—		1,409,525
Ireland	4,979,500	11,880,286	—		16,859,786
Italy	—	28,783,397	—		28,783,397
Japan	—	175,717,789	101,324		175,819,113
Jordan	—	307,431	—		307,431
Mexico	3,135,554	155,214	—		3,290,768
Netherlands	—	55,751,149	—		55,751,149
New Zealand	—	1,202,258	—		1,202,258
Russia	—	293,576	—		293,576
South Africa	—	12,220,316	—		12,220,316
South Korea	—	4,543,980	—		4,543,980
Spain	—	22,450,088	—		22,450,088
Sweden	—	14,205,600	—		14,205,600
Switzerland	—	34,465,773	—		34,465,773
United Kingdom	7,623,722	209,420,474	—		217,044,196
United States	—	4,165,799	—		4,165,799
Forward Currency Contracts	—	872,131	—		872,131
Futures	1,825,725	—	—		1,825,725
Short-Term Investments
Repurchase Agreements	—	17,661,389	—		17,661,389

Total Assets	$33,561,138	$1,045,198,240	$101,324		$1,078,860,702

Liabilities:
Forward Currency Contracts	$—	$(710,482)	$—		$(710,482)
Futures	(108,920)	—	—		(108,920)

Total Liabilities	$(108,920)	$(710,482)	$—		$(819,402)

Total	$33,452,218	$1,044,487,758	$101,324		$1,078,041,300

(a)	Securities with a market value of $101,324 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,109,085
Aggregate gross unrealized depreciation	(79,089,960)

Net unrealized appreciation	$221,019,125

Federal income tax cost of investments in securities and derivative instruments, if applicable	$857,022,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	94,350	$2,855,974

Media (1.6%)
Comcast Corp., Class A	78,988	4,274,041

Total Communication Services		7,130,015

Consumer Discretionary (4.9%)
Automobiles (2.2%)
General Motors Co.*	101,297	5,820,526

Hotels, Restaurants & Leisure (1.1%)
Las Vegas Sands Corp.*	45,709	2,777,279

Internet & Direct Marketing Retail (1.6%)
Booking Holdings, Inc.*	1,151	2,681,646
eBay, Inc.	27,639	1,692,612

		4,374,258

Total Consumer Discretionary		12,972,063

Consumer Staples (7.7%)
Beverages (1.2%)
Coca-Cola Co. (The)	62,487	3,293,690

Food Products (2.0%)
Archer-Daniels-Midland Co.	23,651	1,348,107
Kraft Heinz Co. (The)	52,192	2,087,680
Tyson Foods, Inc., Class A	25,883	1,923,107

		5,358,894

Tobacco (4.5%)
Altria Group, Inc.	85,293	4,363,590
Philip Morris International, Inc.	86,324	7,660,391

		12,023,981

Total Consumer Staples		20,676,565

Energy (10.5%)
Oil, Gas & Consumable Fuels (10.5%)
Canadian Natural Resources Ltd.	89,416	2,764,233
Chevron Corp.	48,570	5,089,650
ConocoPhillips	36,295	1,922,546
Devon Energy Corp.	145,654	3,182,540
Hess Corp.	56,012	3,963,409
Marathon Oil Corp.	342,016	3,652,731
Pioneer Natural Resources Co.	26,959	4,281,628
Suncor Energy, Inc.	158,186	3,306,088

Total Energy		28,162,825

Financials (24.5%)
Banks (13.5%)
Bank of America Corp.	249,681	9,660,158
Citigroup, Inc.	140,755	10,239,926
Citizens Financial Group, Inc.	86,510	3,819,416
Fifth Third Bancorp	93,027	3,483,861
JPMorgan Chase & Co.	23,894	3,637,384
Wells Fargo & Co.	135,200	5,282,264

		36,123,009

Capital Markets (6.0%)
Bank of New York Mellon Corp. (The)	91,369	4,320,840
Goldman Sachs Group, Inc. (The)	13,192	4,313,784
Morgan Stanley	68,562	5,324,525
State Street Corp.	25,527	2,144,523

		16,103,672

Consumer Finance (0.4%)
Capital One Financial Corp.	8,263	1,051,302

Insurance (4.6%)
Allstate Corp. (The)	26,130	3,002,337
American International Group, Inc.	141,938	6,558,955
MetLife, Inc.	43,845	2,665,338

		12,226,630

Total Financials		65,504,613

Health Care (14.5%)
Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	7,827	660,129
Dentsply Sirona, Inc.	33,214	2,119,385

		2,779,514

Health Care Providers & Services (9.0%)
Anthem, Inc.	17,265	6,197,272
CVS Health Corp.	41,711	3,137,918
HCA Healthcare, Inc.	31,690	5,968,495
Henry Schein, Inc.*	37,192	2,575,174
McKesson Corp.	17,815	3,474,638
Universal Health Services, Inc., Class B	19,386	2,585,898

		23,939,395

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	53,434	3,373,288
Johnson & Johnson	28,216	4,637,300
Sanofi (ADR)	81,123	4,012,344

		12,022,932

Total Health Care		38,741,841

Industrials (13.2%)
Aerospace & Defense (1.5%)
Textron, Inc.	73,562	4,125,357

Air Freight & Logistics (1.6%)
FedEx Corp.	14,627	4,154,653

Building Products (2.6%)
Johnson Controls International plc	81,843	4,883,572
Trane Technologies plc	12,310	2,038,044

		6,921,616

Electrical Equipment (3.8%)
Eaton Corp. plc	38,352	5,303,314
Emerson Electric Co.	54,599	4,925,922

		10,229,236

Industrial Conglomerates (1.5%)
General Electric Co.	299,116	3,927,393

Machinery (2.2%)
Caterpillar, Inc.	25,716	5,962,769

Total Industrials		35,321,024

Information Technology (11.4%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	110,847	5,731,898

IT Services (1.7%)
Cognizant Technology Solutions Corp., Class A	59,323	4,634,313

Semiconductors & Semiconductor Equipment (4.9%)
Intel Corp.	71,239	4,559,296
NXP Semiconductors NV	24,329	4,898,401
QUALCOMM, Inc.	27,812	3,687,593

		13,145,290

Software (2.6%)
CDK Global, Inc.	53,047	2,867,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	16,842	$3,970,838

		6,838,559

Total Information Technology		30,350,060

Materials (4.9%)
Chemicals (3.3%)
CF Industries Holdings, Inc.	75,688	3,434,722
Corteva, Inc.	69,729	3,250,766
DuPont de Nemours, Inc.	27,758	2,145,138

		8,830,626

Containers & Packaging (1.6%)
International Paper Co.	76,409	4,131,434

Total Materials		12,962,060

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)*	138,108	2,327,120

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	7,622	1,364,643

Total Real Estate		3,691,763

Utilities (1.5%)
Electric Utilities (1.5%)
Exelon Corp.	91,239	3,990,794

Total Utilities		3,990,794

Total Common Stocks (97.2%) (Cost $170,173,714)		259,503,623

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	732,268	732,634

Total Short-Term Investment (0.3%) (Cost $732,634)		732,634

Total Investments in Securities (97.5%) (Cost $170,906,348)		260,236,257
Other Assets Less Liabilities (2.5%)		6,573,181

Net Assets (100%)		$266,809,438

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
CAD	152,522	USD	121,300	Deutsche Bank AG	4/1/2021	67
USD	86,514	CAD	107,854	State Street Bank & Trust	4/1/2021	690
USD	1,875,340	EUR	1,554,704	Goldman Sachs International	4/1/2021	52,138
USD	107,749	EUR	90,348	Royal Bank of Canada	4/1/2021	1,798
USD	45,816	EUR	38,408	State Street Bank & Trust	4/1/2021	775
USD	2,009,772	EUR	1,712,447	Royal Bank of Canada	4/30/2021	544

Total unrealized appreciation						56,012

CAD	89,997	USD	72,520	Goldman Sachs International	4/1/2021	(906)
CAD	177,727	USD	142,192	Royal Bank of Canada	4/1/2021	(769)
USD	2,824,569	CAD	3,578,888	CIBC World Markets, Inc.	4/1/2021	(23,277)
USD	340,337	CAD	430,444	Royal Bank of Canada	4/1/2021	(2,182)
USD	80,370	CAD	101,662	State Street Bank & Trust	4/1/2021	(525)
USD	3,027,753	CAD	3,822,547	Royal Bank of Canada	4/30/2021	(14,154)

Total unrealized depreciation						(41,813)

Net unrealized appreciation						14,199

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,130,015	$—	$—	$7,130,015
Consumer Discretionary	12,972,063	—	—	12,972,063
Consumer Staples	20,676,565	—	—	20,676,565
Energy	28,162,825	—	—	28,162,825
Financials	65,504,613	—	—	65,504,613
Health Care	38,741,841	—	—	38,741,841
Industrials	35,321,024	—	—	35,321,024
Information Technology	30,350,060	—	—	30,350,060
Materials	12,962,060	—	—	12,962,060
Real Estate	3,691,763	—	—	3,691,763
Utilities	3,990,794	—	—	3,990,794
Forward Currency Contracts	—	56,012	—	56,012
Short-Term Investment
Investment Company	732,634	—	—	732,634

Total Assets	$260,236,257	$56,012	$—	$260,292,269

Liabilities:
Forward Currency Contracts	$—	$(41,813)	$—	$(41,813)

Total Liabilities	$—	$(41,813)	$—	$(41,813)

Total	$260,236,257	$14,199	$—	$260,250,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,020,257
Aggregate gross unrealized depreciation	(5,738,675)

Net unrealized appreciation	$88,281,582

Federal income tax cost of investments in securities and derivative instruments, if applicable	$171,968,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.8%)
StoneCo Ltd., Class A*	56,628	$3,466,766

China (4.1%)
JD.com, Inc. (ADR)*	203,673	17,175,744

Denmark (0.3%)
Ambu A/S, Class B	22,500	1,056,674
Ascendis Pharma A/S (ADR)*	1,716	221,158

		1,277,832

France (11.1%)
Airbus SE*	103,435	11,710,131
Dassault Systemes SE	5,895	1,260,943
Kering SA	15,160	10,464,209
LVMH Moet Hennessy Louis Vuitton SE	34,382	22,905,662

		46,340,945

Germany (2.3%)
SAP SE	79,495	9,734,428

India (3.7%)
DLF Ltd.	2,325,652	9,130,682
ICICI Bank Ltd. (ADR)*	393,513	6,308,013

		15,438,695

Italy (0.3%)
Brunello Cucinelli SpA*	25,556	1,098,683

Japan (14.6%)
Capcom Co. Ltd.	146,200	4,746,796
FANUC Corp.	19,782	4,678,182
Keyence Corp.	21,756	9,877,391
Murata Manufacturing Co. Ltd.	143,151	11,431,394
Nidec Corp.	126,228	15,316,082
Omron Corp.	74,300	5,797,715
Takeda Pharmaceutical Co. Ltd.	61,100	2,198,993
TDK Corp.	52,500	7,268,684

		61,315,237

Netherlands (0.9%)
ASML Holding NV	4,201	2,547,007
uniQure NV*	34,111	1,149,200

		3,696,207

Spain (1.3%)
Industria de Diseno Textil SA	159,420	5,253,347

Sweden (3.4%)
Assa Abloy AB, Class B	211,609	6,081,659
Atlas Copco AB, Class A	132,188	8,046,206

		14,127,865

Switzerland (0.5%)
Zur Rose Group AG*	5,714	2,146,188

United Kingdom (2.8%)
Farfetch Ltd., Class A*	121,624	6,448,505
Prudential plc	255,402	5,424,057

		11,872,562

United States (52.9%)
Adobe, Inc.*	34,342	16,325,157
Agilent Technologies, Inc.	61,374	7,803,090
Alphabet, Inc., Class A*	20,329	41,928,969
Amazon.com, Inc.*	1,215	3,759,307
Analog Devices, Inc.	5,701	884,111
Avantor, Inc.*	194,179	5,617,598
Blueprint Medicines Corp.*	22,016	2,140,616
Boston Scientific Corp.*	55,385	2,140,630
Castle Biosciences, Inc.*	13,448	920,650
Charles River Laboratories International, Inc.*	6,231	1,805,931
Dun & Bradstreet Holdings, Inc.*	23,216	552,773
Electronic Arts, Inc.	26,096	3,532,616
Equifax, Inc.	34,639	6,274,162
Facebook, Inc., Class A*	67,775	19,961,771
Fate Therapeutics, Inc.*	9,807	808,587
Fidelity National Information Services, Inc.	38,653	5,434,998
Illumina, Inc.*	7,393	2,839,356
Intuit, Inc.	45,779	17,536,104
Ionis Pharmaceuticals, Inc.*	41,003	1,843,495
IQVIA Holdings, Inc.*	11,781	2,275,382
Marriott International, Inc., Class A*	4,136	612,583
Maxim Integrated Products, Inc.	128,660	11,755,664
Microsoft Corp.	17,950	4,232,072
Nuance Communications, Inc.*	61,627	2,689,402
PayPal Holdings, Inc.*	46,072	11,188,124
Pegasystems, Inc.	19,530	2,233,060
Phathom Pharmaceuticals, Inc.*	37,136	1,394,828
Qualtrics International, Inc., Class A*	8,262	271,902
S&P Global, Inc.	50,232	17,725,366
Sage Therapeutics, Inc.*	14,901	1,115,340
Twist Bioscience Corp.*	1,922	238,059
United Parcel Service, Inc., Class B	45,689	7,766,673
Veracyte, Inc.*	54,789	2,944,909
Visa, Inc., Class A	20,335	4,305,530
Walt Disney Co. (The)*	47,847	8,828,728

		221,687,543

Total Common Stocks (99.0%) (Cost $195,330,125)		414,632,042

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	4,753

Total Investments in Securities (99.0%) (Cost $195,330,125)		414,636,795
Other Assets Less Liabilities (1.0%)		4,048,206

Net Assets (100%)		$418,685,001

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Information Technology	$128,240,452	30.6%
Communication Services	79,003,633	18.9
Consumer Discretionary	67,718,040	16.2
Industrials	60,425,868	14.4
Health Care	38,514,496	9.2
Financials	29,457,436	7.0
Real Estate	9,130,682	2.2
Consumer Staples	2,146,188	0.5
Cash and Other	4,048,206	1.0

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$3,466,766	$—	$—	$3,466,766
China	17,175,744	—	—	17,175,744
Denmark	221,158	1,056,674	—	1,277,832
France	—	46,340,945	—	46,340,945
Germany	—	9,734,428	—	9,734,428
India	6,308,013	9,130,682	—	15,438,695
Italy	—	1,098,683	—	1,098,683
Japan	—	61,315,237	—	61,315,237
Netherlands	1,149,200	2,547,007	—	3,696,207
Spain	—	5,253,347	—	5,253,347
Sweden	—	14,127,865	—	14,127,865
Switzerland	—	2,146,188	—	2,146,188
United Kingdom	6,448,505	5,424,057	—	11,872,562
United States	221,687,543	—	—	221,687,543
Preferred Stock
India	—	4,753	—	4,753

Total Assets	$256,456,929	$158,179,866	$—	$414,636,795

Total Liabilities	$—	$—	$—	$—

Total	$256,456,929	$158,179,866	$—	$414,636,795

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,691,233
Aggregate gross unrealized depreciation	(683,207)

Net unrealized appreciation	$219,008,026

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,628,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.0%)
Dexus (REIT)	311,639	$2,307,878
GPT Group (The) (REIT)	468,999	1,638,650
Mirvac Group (REIT)	432,575	821,406
Stockland (REIT)	418,720	1,399,370

		6,167,304

Belgium (1.0%)
Cofinimmo SA (REIT)	8,729	1,271,373
Montea C.V.A (REIT)	6,885	718,590

		1,989,963

Brazil (0.6%)
BR Malls Participacoes SA*	265,800	478,366
Cyrela Brazil Realty SA Empreendimentos e Participacoes	66,500	291,229
Iguatemi Empresa de Shopping Centers SA	30,500	203,527
Multiplan Empreendimentos Imobiliarios SA*	71,600	311,528

		1,284,650

Canada (2.5%)
Allied Properties REIT (REIT)	81,528	2,636,507
Canadian Apartment Properties REIT (REIT)	18,597	797,035
Killam Apartment REIT (REIT)	73,529	1,083,012
Summit Industrial Income REIT (REIT)	55,651	631,482

		5,148,036

China (5.8%)
Agile Group Holdings Ltd.	408,000	668,620
China Overseas Land & Investment Ltd.	428,000	1,112,103
China Resources Land Ltd.	474,000	2,295,584
China Vanke Co. Ltd., Class H	345,500	1,353,272
CIFI Holdings Group Co. Ltd.	420,000	407,353
ESR Cayman Ltd.(m)*	240,200	786,341
KWG Group Holdings Ltd.	331,500	567,133
Longfor Group Holdings Ltd.(m)	370,000	2,451,088
Shimao Group Holdings Ltd.	429,000	1,349,230
Sunac China Holdings Ltd.	259,000	1,111,080

		12,101,804

France (1.2%)
Gecina SA (REIT)	12,801	1,762,378
Icade (REIT)	10,254	749,750

		2,512,128

Germany (6.4%)
Aroundtown SA	249,889	1,778,782
Deutsche Wohnen SE	30,220	1,409,763
Grand City Properties SA	68,464	1,714,946
Sirius Real Estate Ltd.	546,870	669,477
Vonovia SE	118,652	7,750,276

		13,323,244

Hong Kong (6.5%)
CK Asset Holdings Ltd.	318,500	1,933,754
Hongkong Land Holdings Ltd.	320,400	1,573,164
Kerry Properties Ltd.	454,000	1,462,896
Link REIT (REIT)	162,000	1,475,361
New World Development Co. Ltd.	467,000	2,414,865
Sun Hung Kai Properties Ltd.	171,500	2,598,719
Wharf Real Estate Investment Co. Ltd.	348,000	1,949,473

		13,408,232

India (0.1%)
DLF Ltd.	68,949	270,699

Indonesia (0.2%)
Pakuwon Jati Tbk. PT*	13,813,900	513,563

Italy (0.4%)
Infrastrutture Wireless Italiane SpA(m)	84,906	945,908

Japan (10.2%)
Activia Properties, Inc. (REIT)	269	1,179,494
Daiwa Office Investment Corp. (REIT)	127	893,502
Japan Hotel REIT Investment Corp. (REIT)	2,194	1,234,466
Japan Metropolitan Fund Invest (REIT)	1,398	1,427,986
Japan Prime Realty Investment Corp. (REIT)	317	1,182,398
Kenedix Office Investment Corp. (REIT)	153	1,087,478
LaSalle Logiport REIT (REIT)	491	744,094
Mitsubishi Estate Co. Ltd.	147,500	2,574,340
Mitsui Fudosan Co. Ltd.	148,842	3,378,770
Mitsui Fudosan Logistics Park, Inc. (REIT)	300	1,482,050
Nippon Building Fund, Inc. (REIT)	165	970,106
Nippon Prologis REIT, Inc. (REIT)	269	863,667
Nomura Real Estate Master Fund, Inc. (REIT)	1,109	1,666,630
Orix JREIT, Inc. (REIT)	849	1,475,255
Tokyu Fudosan Holdings Corp.	183,200	1,083,730

		21,243,966

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.3%)
Macquarie Mexico Real Estate Management SA de CV (REIT)(m)	541,600	671,187

Philippines (1.3%)
Ayala Land, Inc.	2,532,880	1,792,520
Megaworld Corp.	5,716,000	421,597
SM Prime Holdings, Inc.	692,700	499,501

		2,713,618

Singapore (2.8%)
Ascendas India Trust	470,000	517,098
CapitaLand Integrated Commercial Trust (REIT)	809,200	1,305,355
City Developments Ltd.	249,500	1,480,085
Keppel DC REIT (REIT)	139,800	280,597
Mapletree Commercial Trust (REIT)	692,700	1,091,677
Mapletree Industrial Trust (REIT)	585,100	1,191,774

		5,866,586

South Africa (0.3%)
Growthpoint Properties Ltd. (REIT)	668,042	597,436

Spain (1.2%)
Cellnex Telecom SA(m)	10,127	583,108
Merlin Properties SOCIMI SA (REIT)	184,369	1,885,347

		2,468,455

Sweden (1.4%)
Fabege AB	89,129	1,201,695
Wihlborgs Fastigheter AB	89,084	1,690,193

		2,891,888

Thailand (0.7%)
Central Pattana PCL	295,700	551,185
WHA Corp. PCL	7,315,900	814,698

		1,365,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (3.2%)
GCP Student Living plc (REIT)	299,178	$639,293
Grainger plc	209,663	771,162
Land Securities Group plc (REIT)	181,790	1,729,499
Segro plc (REIT)	75,881	980,819
Tritax Big Box REIT plc (REIT)	1,002,094	2,479,769

		6,600,542

United States (49.9%)
American Homes 4 Rent (REIT), Class A	8,481	282,757
Apple Hospitality REIT, Inc. (REIT)	133,799	1,949,451
AvalonBay Communities, Inc. (REIT)	38,829	7,164,339
Boston Properties, Inc. (REIT)	15,809	1,600,819
Brandywine Realty Trust (REIT)	58,336	753,118
Brixmor Property Group, Inc. (REIT)	88,715	1,794,704
Columbia Property Trust, Inc. (REIT)	152,743	2,611,905
CubeSmart (REIT)	34,058	1,288,414
CyrusOne, Inc. (REIT)	42,712	2,892,457
DiamondRock Hospitality Co. (REIT)*	218,381	2,249,324
Digital Realty Trust, Inc. (REIT)	19,761	2,783,139
Duke Realty Corp. (REIT)	80,411	3,371,633
Essential Properties Realty Trust, Inc. (REIT)	32,724	747,089
Extra Space Storage, Inc. (REIT)	35,226	4,669,206
First Industrial Realty Trust, Inc. (REIT)	44,619	2,043,104
Highwoods Properties, Inc. (REIT)	25,249	1,084,192
Host Hotels & Resorts, Inc. (REIT)*	101,980	1,718,363
Invitation Homes, Inc. (REIT)	155,068	4,960,625
JBG SMITH Properties (REIT)	33,513	1,065,378
Kilroy Realty Corp. (REIT)	15,932	1,045,617
Life Storage, Inc. (REIT)	14,721	1,265,270
Mid-America Apartment Communities, Inc. (REIT)	18,497	2,670,227
NETSTREIT Corp. (REIT)	23,192	428,820
Omega Healthcare Investors, Inc. (REIT)	21,506	787,765
Prologis, Inc. (REIT)	83,145	8,813,370
Public Storage (REIT)	11,383	2,808,869
QTS Realty Trust, Inc. (REIT), Class A	21,751	1,349,432
Regency Centers Corp. (REIT)	24,415	1,384,575
Retail Opportunity Investments Corp. (REIT)	77,510	1,230,084
Rexford Industrial Realty, Inc. (REIT)	67,161	3,384,914
RLJ Lodging Trust (REIT)	91,897	1,422,566
Simon Property Group, Inc. (REIT)	49,326	5,611,819
SITE Centers Corp. (REIT)	163,672	2,219,392
Sunstone Hotel Investors, Inc. (REIT)*	123,049	1,533,191
UDR, Inc. (REIT)	158,420	6,948,301
Urban Edge Properties (REIT)	143,923	2,377,608
Ventas, Inc. (REIT)	68,967	3,678,700
Vornado Realty Trust (REIT)	31,973	1,451,255
Welltower, Inc. (REIT)	94,375	6,760,081
Xenia Hotels & Resorts, Inc. (REIT)*	68,239	1,330,661

		103,532,534

Total Investments in Securities (99.0%) (Cost $185,869,492)		205,617,626
Other Assets Less Liabilities (1.0%)		2,019,136

Net Assets (100%)		$207,636,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,437,632 or 2.6% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

REIT — Real Estate Investment Trust

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Real Estate	$203,797,381	98.2%
Communication Services	1,529,016	0.7
Consumer Discretionary	291,229	0.1
Financials	0	0.0 #
Cash and Other	2,019,136	1.0

		100.0%

#	Less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$6,167,304	$—		$6,167,304
Belgium	—	1,989,963	—		1,989,963
Brazil	1,284,650	—	—		1,284,650
Canada	5,148,036	—	—		5,148,036
China	—	12,101,804	—		12,101,804
France	—	2,512,128	—		2,512,128
Germany	—	13,323,244	—		13,323,244
Hong Kong	—	13,408,232	—		13,408,232
India	—	270,699	—		270,699
Indonesia	—	513,563	—		513,563
Italy	—	945,908	—		945,908
Japan	—	21,243,966	—		21,243,966
Malta	—	—	—	(a)	—	(a)
Mexico	671,187	—	—		671,187
Philippines	—	2,713,618	—		2,713,618
Singapore	—	5,866,586	—		5,866,586
South Africa	—	597,436	—		597,436
Spain	—	2,468,455	—		2,468,455
Sweden	—	2,891,888	—		2,891,888
Thailand	—	1,365,883	—		1,365,883
United Kingdom	—	6,600,542	—		6,600,542
United States	103,532,534	—	—		103,532,534

Total Assets	$110,636,407	$94,981,219	$—		$205,617,626

Total Liabilities	$—	$—	$—		$—

Total	$110,636,407	$94,981,219	$—		$205,617,626

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,503,290
Aggregate gross unrealized depreciation	(3,452,535)

Net unrealized appreciation	$16,050,755

Federal income tax cost of investments in securities and derivative instruments, if applicable	$189,566,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	5,851	$1,176,138

Brazil (2.2%)
B3 SA - Brasil Bolsa Balcao	473,600	4,599,986

Canada (7.2%)
Canadian National Railway Co.	39,905	4,630,974
CGI, Inc.*	84,737	7,058,382
Magna International, Inc.	22,114	1,947,623
Ritchie Bros Auctioneers, Inc.	30,263	1,771,904

		15,408,883

China (13.8%)
Alibaba Group Holding Ltd. (ADR)*	26,069	5,910,624
China Mengniu Dairy Co. Ltd.*	540,000	3,091,033
JD.com, Inc. (ADR)*	49,983	4,215,067
Kweichow Moutai Co. Ltd., Class A	2,985	914,854
New Oriental Education & Technology Group, Inc. (ADR)*	127,455	1,784,370
Prosus NV*	17,859	1,985,420
Tencent Holdings Ltd.	79,500	6,238,021
Wuliangye Yibin Co. Ltd., Class A	31,089	1,270,973
Yum China Holdings, Inc.	68,959	4,083,062

		29,493,424

Denmark (2.3%)
Carlsberg A/S, Class B	16,255	2,497,477
Novo Nordisk A/S, Class B	35,358	2,395,476

		4,892,953

France (5.1%)
LVMH Moet Hennessy Louis Vuitton SE	2,924	1,948,001
Pernod Ricard SA	8,644	1,622,398
Sanofi	23,279	2,299,965
Schneider Electric SE	32,833	5,015,049

		10,885,413

Germany (2.6%)
Deutsche Boerse AG	21,546	3,580,333
Knorr-Bremse AG	15,518	1,936,627

		5,516,960

Hong Kong (2.0%)
AIA Group Ltd.	343,000	4,160,597

India (2.0%)
HDFC Bank Ltd. (ADR)*	55,376	4,302,161

Ireland (3.8%)
CRH plc	62,093	2,910,474
Flutter Entertainment plc*	13,787	2,946,998
ICON plc*	11,583	2,274,554

		8,132,026

Italy (2.1%)
FinecoBank Banca Fineco SpA*	273,735	4,479,681

Japan (13.0%)
Asahi Group Holdings Ltd.	44,700	1,883,274
FANUC Corp.	5,800	1,371,623
Hoya Corp.	21,000	2,466,516
Keyence Corp.	2,700	1,225,821
Koito Manufacturing Co. Ltd.	45,200	3,028,982
Komatsu Ltd.	117,500	3,628,201
Nidec Corp.	12,100	1,468,173
Olympus Corp.	195,700	4,049,209
SMC Corp.	3,000	1,742,425
Sony Group Corp.	50,000	5,235,945
TIS, Inc.	66,200	1,578,995

		27,679,164

Macau (1.8%)
Galaxy Entertainment Group Ltd.*	433,000	3,898,844

Mexico (2.9%)
Wal-Mart de Mexico SAB de CV	1,924,426	6,077,531

Netherlands (4.3%)
ASML Holding NV	3,853	2,336,020
Heineken NV	19,530	2,006,746
Wolters Kluwer NV	55,721	4,843,298

		9,186,064

Singapore (1.0%)
United Overseas Bank Ltd.	115,034	2,208,838

South Korea (4.3%)
NAVER Corp.	12,600	4,197,217
Samsung Electronics Co. Ltd.	69,849	5,023,820

		9,221,037

Sweden (4.8%)
Investor AB, Class B	63,323	5,049,338
Sandvik AB*	186,214	5,087,412

		10,136,750

Switzerland (6.8%)
Alcon, Inc.*	22,738	1,592,129
Kuehne + Nagel International AG (Registered)	14,873	4,244,033
Logitech International SA (Registered)	21,518	2,257,096
Nestle SA (Registered)	33,426	3,725,435
Roche Holding AG	8,306	2,684,302

		14,502,995

Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	47,772	5,650,472

United Kingdom (4.5%)
Ashtead Group plc	35,165	2,097,663
British American Tobacco plc	53,367	2,040,880
Linde plc	13,135	3,679,639
WPP plc	146,435	1,858,464

		9,676,646

United States (8.3%)
Amcor plc (CHDI)	278,751	3,258,453
Booking Holdings, Inc.*	1,203	2,802,798
Broadcom, Inc.	14,224	6,595,100
Philip Morris International, Inc.	55,983	4,967,931

		17,624,282

Total Investments in Securities (98.0%) (Cost $150,414,273)		208,910,845
Other Assets Less Liabilities (2.0%)		4,190,210

Net Assets (100%)		$213,101,055

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Consumer Discretionary	$39,787,734	18.7%
Industrials	37,837,382	17.7
Information Technology	31,725,706	14.9
Consumer Staples	30,098,532	14.1
Financials	28,380,934	13.3
Health Care	18,938,289	8.9
Communication Services	12,293,702	5.8
Materials	9,848,566	4.6
Cash and Other	4,190,210	2.0

		100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,176,138	$—	$1,176,138
Brazil	4,599,986	—	—	4,599,986
Canada	15,408,883	—	—	15,408,883
China	15,993,123	13,500,301	—	29,493,424
Denmark	—	4,892,953	—	4,892,953
France	—	10,885,413	—	10,885,413
Germany	—	5,516,960	—	5,516,960
Hong Kong	—	4,160,597	—	4,160,597
India	4,302,161	—	—	4,302,161
Ireland	2,274,554	5,857,472	—	8,132,026
Italy	—	4,479,681	—	4,479,681
Japan	—	27,679,164	—	27,679,164
Macau	—	3,898,844	—	3,898,844
Mexico	6,077,531	—	—	6,077,531
Netherlands	—	9,186,064	—	9,186,064
Singapore	—	2,208,838	—	2,208,838
South Korea	—	9,221,037	—	9,221,037
Sweden	—	10,136,750	—	10,136,750
Switzerland	—	14,502,995	—	14,502,995
Taiwan	5,650,472	—	—	5,650,472
United Kingdom	3,679,639	5,997,007	—	9,676,646
United States	14,365,829	3,258,453	—	17,624,282

Total Assets	$72,352,178	$136,558,667	$—	$208,910,845

Total Liabilities	$—	$—	$—	$—

Total	$72,352,178	$136,558,667	$—	$208,910,845

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,658,484
Aggregate gross unrealized depreciation	(507,337)

Net unrealized appreciation	$56,151,147

Federal income tax cost of investments in securities and derivative instruments, if applicable	$152,759,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	22,480	$680,470
Lumen Technologies, Inc.	2,901	38,728
Verizon Communications, Inc.	12,992	755,485

		1,474,683

Entertainment (0.6%)
Activision Blizzard, Inc.	2,345	218,085
Electronic Arts, Inc.	952	128,872
Live Nation Entertainment, Inc.*	472	39,955
Netflix, Inc.*	1,346	702,154
Take-Two Interactive Software, Inc.*	365	64,496
Walt Disney Co. (The)*	5,464	1,008,217

		2,161,779

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	927	1,911,956
Alphabet, Inc., Class C*	940	1,944,512
Facebook, Inc., Class A*	7,328	2,158,316
Twitter, Inc.*	1,964	124,970

		6,139,754

Media (0.5%)
Charter Communications, Inc., Class A*	578	356,637
Comcast Corp., Class A	15,524	840,004
Discovery, Inc., Class A*	515	22,382
Discovery, Inc., Class C*	1,099	40,542
DISH Network Corp., Class A*	628	22,734
Fox Corp., Class A	1,074	38,782
Fox Corp., Class B	443	15,474
Interpublic Group of Cos., Inc. (The)	1,243	36,296
News Corp., Class A	1,393	35,424
News Corp., Class B	746	17,501
Omnicom Group, Inc.	749	55,538
ViacomCBS, Inc.	1,792	80,819

		1,562,133

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	987	123,661

Total Communication Services		11,462,010

Consumer Discretionary (3.8%)
Auto Components (0.0%)
Aptiv plc*	846	116,664
BorgWarner, Inc.	640	29,670

		146,334

Automobiles (0.6%)
Ford Motor Co.*	12,224	149,744
General Motors Co.*	3,781	217,256
Tesla, Inc.*	2,389	1,595,685

		1,962,685

Distributors (0.0%)
Genuine Parts Co.	475	54,905
LKQ Corp.*	893	37,801
Pool Corp.	125	43,155

		135,861

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment, Inc.*	716	62,614
Carnival Corp.*	1,199	31,821
Chipotle Mexican Grill, Inc.*	84	119,349
Darden Restaurants, Inc.	390	55,380
Domino’s Pizza, Inc.	122	44,870
Hilton Worldwide Holdings, Inc.*	877	106,047
Las Vegas Sands Corp.*	1,083	65,803
Marriott International, Inc., Class A*	868	128,559
McDonald’s Corp.	2,454	550,040
MGM Resorts International	1,442	54,782
Norwegian Cruise Line Holdings Ltd.*	574	15,837
Penn National Gaming, Inc.*	463	48,541
Royal Caribbean Cruises Ltd.*	528	45,202
Starbucks Corp.	4,293	469,096
Wynn Resorts Ltd.*	281	35,229
Yum! Brands, Inc.	1,005	108,721

		1,941,891

Household Durables (0.1%)
DR Horton, Inc.	1,046	93,219
Garmin Ltd.	359	47,334
Leggett & Platt, Inc.	468	21,364
Lennar Corp., Class A	802	81,186
Mohawk Industries, Inc.*	200	38,462
Newell Brands, Inc.	1,555	41,643
NVR, Inc.*	6	28,266
PulteGroup, Inc.	731	38,334
Whirlpool Corp.	200	44,070

		433,878

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	1,273	3,938,764
Booking Holdings, Inc.*	153	356,465
eBay, Inc.	2,929	179,372
Etsy, Inc.*	356	71,794
Expedia Group, Inc.*	397	68,332

		4,614,727

Leisure Products (0.0%)
Hasbro, Inc.	381	36,622

Multiline Retail (0.2%)
Dollar General Corp.	815	165,135
Dollar Tree, Inc.*	777	88,936
Target Corp.	1,742	345,038

		599,109

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	222	40,735
AutoZone, Inc.*	100	140,430
Best Buy Co., Inc.	802	92,078
CarMax, Inc.*	559	74,157
Gap, Inc. (The)*	656	19,536
Home Depot, Inc. (The)	3,591	1,096,153
L Brands, Inc.*	768	47,508
Lowe’s Cos., Inc.	2,579	490,474
O’Reilly Automotive, Inc.*	262	132,899
Ross Stores, Inc.	1,155	138,496
TJX Cos., Inc. (The)	3,900	257,985
Tractor Supply Co.	378	66,936
Ulta Beauty, Inc.*	181	55,960

		2,653,347

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	943	18,549
NIKE, Inc., Class B	3,956	525,713
PVH Corp.*	244	25,791
Ralph Lauren Corp.*	175	21,553
Tapestry, Inc.*	918	37,831
Under Armour, Inc., Class A*	637	14,116
Under Armour, Inc., Class C*	681	12,571
VF Corp.	959	76,643

		732,767

Total Consumer Discretionary		13,257,221

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	862	59,452
Coca-Cola Co. (The)	11,830	623,560
Constellation Brands, Inc., Class A	506	115,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B*	615	$31,457
Monster Beverage Corp.*	1,233	112,314
PepsiCo, Inc.	4,327	612,054

		1,554,205

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,346	474,438
Kroger Co. (The)	2,479	89,219
Sysco Corp.	1,433	112,835
Walgreens Boots Alliance, Inc.	2,632	144,497
Walmart, Inc.	4,499	611,099

		1,432,088

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,727	98,439
Campbell Soup Co.	515	25,889
Conagra Brands, Inc.	1,218	45,797
General Mills, Inc.	1,770	108,536
Hershey Co. (The)	453	71,646
Hormel Foods Corp.	787	37,603
JM Smucker Co. (The)	325	41,122
Kellogg Co.	812	51,400
Kraft Heinz Co. (The)	1,792	71,680
Lamb Weston Holdings, Inc.	459	35,563
McCormick & Co., Inc. (Non-Voting)	740	65,978
Mondelez International, Inc., Class A	4,624	270,643
Tyson Foods, Inc., Class A	965	71,700

		995,996

Household Products (0.5%)
Church & Dwight Co., Inc.	802	70,055
Clorox Co. (The)	434	83,710
Colgate-Palmolive Co.	2,751	216,861
Kimberly-Clark Corp.	1,087	151,147
Procter & Gamble Co. (The)	7,777	1,053,239

		1,575,012

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	709	206,213

Tobacco (0.2%)
Altria Group, Inc.	5,779	295,654
Philip Morris International, Inc.	4,802	426,129

		721,783

Total Consumer Staples		6,485,297

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,289	27,855
Halliburton Co.	2,723	58,436
NOV, Inc.*	1,155	15,847
Schlumberger NV	4,306	117,080

		219,218

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.*	1,205	21,569
Cabot Oil & Gas Corp.	1,592	29,898
Chevron Corp.	6,132	642,572
ConocoPhillips	4,302	227,877
Devon Energy Corp.	1,574	34,392
Diamondback Energy, Inc.	478	35,128
EOG Resources, Inc.	1,802	130,699
Exxon Mobil Corp.	13,220	738,073
Hess Corp.	846	59,863
HollyFrontier Corp.	528	18,892
Kinder Morgan, Inc.	6,126	101,998
Marathon Oil Corp.	2,685	28,676
Marathon Petroleum Corp.	1,414	75,635
Occidental Petroleum Corp.	2,913	77,544
ONEOK, Inc.	1,327	67,226
Phillips 66	1,311	106,899
Pioneer Natural Resources Co.	521	82,745
Valero Energy Corp.	1,346	96,373
Williams Cos., Inc. (The)	2,641	62,565

		2,638,624

Total Energy		2,857,842

Financials (3.6%)
Banks (1.5%)
Bank of America Corp.	28,778	1,113,421
Citigroup, Inc.	7,731	562,430
Citizens Financial Group, Inc.	1,436	63,399
Comerica, Inc.	550	39,457
Fifth Third Bancorp	2,186	81,866
First Republic Bank	525	87,544
Huntington Bancshares, Inc.	3,360	52,819
JPMorgan Chase & Co.	10,441	1,589,433
KeyCorp	3,325	66,434
M&T Bank Corp.	471	71,408
People’s United Financial, Inc.	1,174	21,015
PNC Financial Services Group, Inc. (The)	1,427	250,310
Regions Financial Corp.	3,247	67,083
SVB Financial Group*	178	87,871
Truist Financial Corp.	4,131	240,920
US Bancorp	4,802	265,599
Wells Fargo & Co.	13,397	523,421
Zions Bancorp NA	550	30,228

		5,214,658

Capital Markets (0.9%)
Ameriprise Financial, Inc.	462	107,392
Bank of New York Mellon Corp. (The)	3,094	146,315
BlackRock, Inc.	387	291,783
Cboe Global Markets, Inc.	378	37,305
Charles Schwab Corp. (The)	3,675	239,537
CME Group, Inc.	1,046	213,625
Franklin Resources, Inc.	902	26,699
Goldman Sachs Group, Inc. (The)	1,058	345,966
Intercontinental Exchange, Inc.	1,783	199,125
MarketAxess Holdings, Inc.	125	62,240
Moody’s Corp.	509	151,993
Morgan Stanley	4,980	386,747
MSCI, Inc.	269	112,786
Nasdaq, Inc.	409	60,311
Northern Trust Corp.	637	66,955
Raymond James Financial, Inc.	406	49,759
S&P Global, Inc.	777	274,180
State Street Corp.	1,146	96,275
T. Rowe Price Group, Inc.	762	130,759

		2,999,752

Consumer Finance (0.2%)
American Express Co.	2,151	304,237
Capital One Financial Corp.	1,452	184,738
Discover Financial Services	1,099	104,394
Synchrony Financial	2,092	85,061

		678,430

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	5,985	1,528,988

Insurance (0.6%)
Aflac, Inc.	2,342	119,863
Allstate Corp. (The)	1,096	125,930
American International Group, Inc.	2,748	126,985
Aon plc, Class A	796	183,168
Arthur J Gallagher & Co.	553	68,998
Assurant, Inc.	144	20,415
Chubb Ltd.	1,496	236,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	434	$44,741
Everest Re Group Ltd.	122	30,233
Globe Life, Inc.	347	33,531
Hartford Financial Services Group, Inc. (The)	1,115	74,471
Lincoln National Corp.	678	42,219
Loews Corp.	749	38,409
Marsh & McLennan Cos., Inc.	1,555	189,399
MetLife, Inc.	3,150	191,488
Principal Financial Group, Inc.	809	48,508
Progressive Corp. (The)	1,836	175,540
Prudential Financial, Inc.	1,302	118,612
Travelers Cos., Inc. (The)	827	124,381
Unum Group	749	20,845
W R Berkley Corp.	481	36,243
Willis Towers Watson plc	415	94,985

		2,145,287

Total Financials		12,567,115

Health Care (4.1%)
Biotechnology (0.6%)
AbbVie, Inc.	5,723	619,343
Alexion Pharmaceuticals, Inc.*	709	108,413
Amgen, Inc.	2,064	513,544
Biogen, Inc.*	662	185,195
Gilead Sciences, Inc.	4,215	272,415
Incyte Corp.*	525	42,667
Regeneron Pharmaceuticals, Inc.*	244	115,446
Vertex Pharmaceuticals, Inc.*	809	173,846

		2,030,869

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	5,617	673,141
ABIOMED, Inc.*	134	42,710
Align Technology, Inc.*	231	125,094
Baxter International, Inc.	1,564	131,908
Becton Dickinson and Co.	846	205,705
Boston Scientific Corp.*	4,346	167,973
Cooper Cos., Inc. (The)	159	61,070
Danaher Corp.	1,914	430,803
Dentsply Sirona, Inc.	640	40,838
Dexcom, Inc.*	297	106,739
Edwards Lifesciences Corp.*	1,827	152,810
Hologic, Inc.*	877	65,231
IDEXX Laboratories, Inc.*	259	126,731
Intuitive Surgical, Inc.*	362	267,496
Medtronic plc	4,234	500,163
ResMed, Inc.	478	92,742
STERIS plc	281	53,525
Stryker Corp.	1,005	244,798
Teleflex, Inc.	144	59,826
Varian Medical Systems, Inc.*	309	54,548
West Pharmaceutical Services, Inc.	222	62,555
Zimmer Biomet Holdings, Inc.	640	102,451

		3,768,857

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	506	59,743
Anthem, Inc.	787	282,494
Cardinal Health, Inc.	1,018	61,844
Centene Corp.*	1,789	114,335
Cigna Corp.	1,168	282,352
CVS Health Corp.	3,987	299,942
DaVita, Inc.*	412	44,401
HCA Healthcare, Inc.	874	164,609
Henry Schein, Inc.*	475	32,889
Humana, Inc.	422	176,924
Laboratory Corp. of America Holdings*	325	82,885
McKesson Corp.	631	123,070
Quest Diagnostics, Inc.	393	50,438
UnitedHealth Group, Inc.	2,991	1,112,861
Universal Health Services, Inc., Class B	262	34,948

		2,923,735

Health Care Technology (0.0%)
Cerner Corp.	927	66,633

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,037	131,844
Bio-Rad Laboratories, Inc., Class A*	75	42,838
Illumina, Inc.*	459	176,284
IQVIA Holdings, Inc.*	506	97,729
Mettler-Toledo International, Inc.*	87	100,545
PerkinElmer, Inc.	397	50,931
Thermo Fisher Scientific, Inc.	1,265	577,321
Waters Corp.*	262	74,452

		1,251,944

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	7,197	454,347
Catalent, Inc.*	487	51,286
Eli Lilly and Co.	2,979	556,537
Johnson & Johnson	8,411	1,382,348
Merck & Co., Inc.	8,483	653,954
Perrigo Co. plc	381	15,419
Pfizer, Inc.	19,498	706,412
Viatris, Inc.*	3,953	55,223
Zoetis, Inc.	1,514	238,425

		4,113,951

Total Health Care		14,155,989

Industrials (2.7%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,649	420,033
General Dynamics Corp.	837	151,966
Howmet Aerospace, Inc.*	1,233	39,616
Huntington Ingalls Industries, Inc.	144	29,642
L3Harris Technologies, Inc.	709	143,700
Lockheed Martin Corp.	768	283,776
Northrop Grumman Corp.	537	173,795
Raytheon Technologies Corp.	4,537	350,574
Teledyne Technologies, Inc.*	125	51,706
Textron, Inc.	768	43,070
TransDigm Group, Inc.*	147	86,424

		1,774,302

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	437	41,703
Expeditors International of Washington, Inc.	515	55,460
FedEx Corp.	777	220,699
United Parcel Service, Inc., Class B	2,136	363,099

		680,961

Airlines (0.1%)
Alaska Air Group, Inc.*	340	23,531
American Airlines Group, Inc.*	1,258	30,066
Delta Air Lines, Inc.*	1,964	94,822
Southwest Airlines Co.*	1,561	95,315
United Airlines Holdings, Inc.*	678	39,012

		282,746

Building Products (0.2%)
A O Smith Corp.	493	33,332
Allegion plc	290	36,430
Carrier Global Corp.	2,448	103,355
Fortune Brands Home & Security, Inc.	403	38,615
Johnson Controls International plc	2,919	174,177
Masco Corp.	952	57,025
Trane Technologies plc	806	133,441

		576,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.1%)
Cintas Corp.	269	$91,812
Copart, Inc.*	634	68,859
Republic Services, Inc.	749	74,413
Rollins, Inc.	612	21,065
Waste Management, Inc.	1,236	159,469

		415,618

Construction & Engineering (0.0%)
Quanta Services, Inc.	431	37,919

Electrical Equipment (0.2%)
AMETEK, Inc.	712	90,944
Eaton Corp. plc	1,336	184,742
Emerson Electric Co.	1,998	180,259
Generac Holdings, Inc.*	202	66,145
Rockwell Automation, Inc.	397	105,380

		627,470

Industrial Conglomerates (0.4%)
3M Co.	1,827	352,026
General Electric Co.	26,149	343,336
Honeywell International, Inc.	2,320	503,603
Roper Technologies, Inc.	334	134,716

		1,333,681

Machinery (0.5%)
Caterpillar, Inc.	1,873	434,292
Cummins, Inc.	500	129,555
Deere & Co.	996	372,643
Dover Corp.	500	68,565
Fortive Corp.	952	67,249
IDEX Corp.	234	48,981
Illinois Tool Works, Inc.	930	206,014
Ingersoll Rand, Inc.*	718	35,333
Otis Worldwide Corp.	1,249	85,494
PACCAR, Inc.	1,068	99,239
Parker-Hannifin Corp.	409	129,011
Pentair plc	515	32,095
Snap-on, Inc.	181	41,764
Stanley Black & Decker, Inc.	496	99,036
Westinghouse Air Brake Technologies Corp.	144	11,399
Xylem, Inc.	550	57,849

		1,918,519

Professional Services (0.1%)
Equifax, Inc.	403	72,996
IHS Markit Ltd.	1,099	106,361
Jacobs Engineering Group, Inc.	334	43,176
Leidos Holdings, Inc.	453	43,615
Nielsen Holdings plc	909	22,861
Robert Half International, Inc.	334	26,075
Verisk Analytics, Inc.	462	81,631

		396,715

Road & Rail (0.3%)
CSX Corp.	2,701	260,430
JB Hunt Transport Services, Inc.	244	41,009
Kansas City Southern	340	89,733
Norfolk Southern Corp.	905	243,011
Old Dominion Freight Line, Inc.	334	80,297
Union Pacific Corp.	2,385	525,678

		1,240,158

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,814	91,208
United Rentals, Inc.*	247	81,340
WW Grainger, Inc.	178	71,365

		243,913

Total Industrials		9,528,377

Information Technology (8.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	169	51,019
Cisco Systems, Inc.	14,940	772,547
F5 Networks, Inc.*	212	44,228
Juniper Networks, Inc.	1,055	26,723
Motorola Solutions, Inc.	487	91,580

		986,097

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,827	120,527
CDW Corp.	453	75,085
Corning, Inc.	2,595	112,908
FLIR Systems, Inc.	412	23,266
IPG Photonics Corp.*	138	29,110
Keysight Technologies, Inc.*	662	94,931
TE Connectivity Ltd.	1,099	141,892
Trimble, Inc.*	724	56,320
Zebra Technologies Corp., Class A*	169	81,995

		736,034

IT Services (1.5%)
Accenture plc, Class A	1,983	547,804
Akamai Technologies, Inc.*	506	51,561
Automatic Data Processing, Inc.	1,352	254,811
Broadridge Financial Solutions, Inc.	384	58,790
Cognizant Technology Solutions Corp., Class A	1,798	140,460
DXC Technology Co.*	862	26,946
Fidelity National Information Services, Inc.	1,436	201,916
Fiserv, Inc.*	1,236	147,134
FleetCor Technologies, Inc.*	269	72,262
Gartner, Inc.*	269	49,106
Global Payments, Inc.	921	185,655
International Business Machines Corp.	2,651	353,272
Jack Henry & Associates, Inc.	253	38,385
Mastercard, Inc., Class A	2,819	1,003,705
Paychex, Inc.	1,046	102,529
PayPal Holdings, Inc.*	3,478	844,598
VeriSign, Inc.*	315	62,609
Visa, Inc., Class A	5,498	1,164,092
Western Union Co. (The)	1,414	34,869

		5,340,504

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	2,660	208,810
Analog Devices, Inc.	1,136	176,171
Applied Materials, Inc.	3,153	421,241
Broadcom, Inc.	1,274	590,703
Enphase Energy, Inc.*	384	62,270
Intel Corp.	14,550	931,200
KLA Corp.	493	162,887
Lam Research Corp.	509	302,977
Maxim Integrated Products, Inc.	918	83,878
Microchip Technology, Inc.	718	111,448
Micron Technology, Inc.*	3,597	317,291
Monolithic Power Systems, Inc.	134	47,330
NVIDIA Corp.	1,895	1,011,797
NXP Semiconductors NV	875	176,173
Qorvo, Inc.*	362	66,137
QUALCOMM, Inc.	4,699	623,040
Skyworks Solutions, Inc.	587	107,703
Teradyne, Inc.	546	66,437
Texas Instruments, Inc.	3,057	577,743
Xilinx, Inc.	777	96,270

		6,141,506

Software (2.5%)
Adobe, Inc.*	1,524	724,464
ANSYS, Inc.*	253	85,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	696	$192,896
Cadence Design Systems, Inc.*	818	112,058
Citrix Systems, Inc.	412	57,828
Fortinet, Inc.*	459	84,649
Intuit, Inc.	768	294,190
Microsoft Corp.	24,369	5,745,479
NortonLifeLock, Inc.	2,083	44,285
Oracle Corp.	7,821	548,799
Paycom Software, Inc.*	166	61,430
salesforce.com, Inc.*	2,217	469,716
ServiceNow, Inc.*	550	275,060
Synopsys, Inc.*	506	125,377
Tyler Technologies, Inc.*	122	51,793

		8,873,933

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	52,878	6,459,048
Hewlett Packard Enterprise Co.	4,852	76,370
HP, Inc.	5,039	159,988
NetApp, Inc.	852	61,915
Seagate Technology plc	880	67,540
Western Digital Corp.	952	63,546

		6,888,407

Total Information Technology		28,966,481

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	706	198,626
Albemarle Corp.	378	55,230
Celanese Corp.	443	66,366
CF Industries Holdings, Inc.	671	30,450
Corteva, Inc.	2,410	112,354
Dow, Inc.	2,373	151,730
DuPont de Nemours, Inc.	1,133	87,558
Eastman Chemical Co.	440	48,453
Ecolab, Inc.	815	174,467
FMC Corp.	406	44,908
International Flavors & Fragrances, Inc.	1,133	158,178
Linde plc	1,723	482,681
LyondellBasell Industries NV, Class A	987	102,697
Mosaic Co. (The)	1,002	31,673
PPG Industries, Inc.	777	116,752
Sherwin-Williams Co. (The)	269	198,525

		2,060,648

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	194	65,149
Vulcan Materials Co.	390	65,812

		130,961

Containers & Packaging (0.1%)
Amcor plc	1,339	15,640
Avery Dennison Corp.	290	53,258
Ball Corp.	1,177	99,739
International Paper Co.	1,236	66,831
Packaging Corp. of America	325	43,706
Sealed Air Corp.	515	23,597
Westrock Co.	759	39,506

		342,277

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	4,087	134,585
Newmont Corp.	1,702	102,579
Nucor Corp.	1,037	83,240

		320,404

Total Materials		2,854,290

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	347	57,012
American Tower Corp. (REIT)	1,399	334,445
AvalonBay Communities, Inc. (REIT)	412	76,018
Boston Properties, Inc. (REIT)	453	45,871
Crown Castle International Corp. (REIT)	1,314	226,179
Digital Realty Trust, Inc. (REIT)	637	89,715
Duke Realty Corp. (REIT)	987	41,385
Equinix, Inc. (REIT)	253	171,936
Equity Residential (REIT)	1,124	80,512
Essex Property Trust, Inc. (REIT)	222	60,348
Extra Space Storage, Inc. (REIT)	375	49,706
Federal Realty Investment Trust (REIT)	225	22,826
Healthpeak Properties, Inc. (REIT)	1,352	42,912
Host Hotels & Resorts, Inc. (REIT)*	2,301	38,772
Iron Mountain, Inc. (REIT)	806	29,830
Kimco Realty Corp. (REIT)	1,218	22,838
Mid-America Apartment Communities, Inc. (REIT)	372	53,702
Prologis, Inc. (REIT)	1,633	173,098
Public Storage (REIT)	478	117,951
Realty Income Corp. (REIT)	899	57,087
Regency Centers Corp. (REIT)	453	25,690
SBA Communications Corp. (REIT)	359	99,640
Simon Property Group, Inc. (REIT)	943	107,285
UDR, Inc. (REIT)	762	33,421
Ventas, Inc. (REIT)	1,068	56,967
Vornado Realty Trust (REIT)	568	25,782
Welltower, Inc. (REIT)	1,096	78,507
Weyerhaeuser Co. (REIT)	2,298	81,809

		2,301,244

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	905	71,595

Total Real Estate		2,372,839

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	668	36,179
American Electric Power Co., Inc.	1,524	129,083
Duke Energy Corp.	2,139	206,478
Edison International	965	56,549
Entergy Corp.	528	52,520
Evergy, Inc.	902	53,696
Eversource Energy	959	83,040
Exelon Corp.	3,029	132,488
FirstEnergy Corp.	1,386	48,080
NextEra Energy, Inc.	5,864	443,377
NRG Energy, Inc.	940	35,466
Pinnacle West Capital Corp.	362	29,449
PPL Corp.	2,214	63,852
Southern Co. (The)	3,207	199,347
Xcel Energy, Inc.	1,555	103,423

		1,673,027

Gas Utilities (0.0%)
Atmos Energy Corp.	390	38,551

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,214	59,357

Multi-Utilities (0.3%)
Ameren Corp.	712	57,928
CenterPoint Energy, Inc.	1,286	29,128
CMS Energy Corp.	905	55,404
Consolidated Edison, Inc.	1,005	75,174
Dominion Energy, Inc.	2,326	176,683
DTE Energy Co.	537	71,496
NiSource, Inc.	1,077	25,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	1,633	$98,323
Sempra Energy	799	105,932
WEC Energy Group, Inc.	987	92,373

		788,408

Water Utilities (0.0%)
American Water Works Co., Inc.	581	87,104

Total Utilities		2,646,447

Total Common Stocks (30.8%) (Cost $58,786,172)		107,153,908

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	471	122,592
iShares MSCI EAFE ETF	1,051	79,739
iShares Russell 2000 ETF	5	1,105

Total Exchange Traded Funds (0.1%) (Cost $200,320)		203,436

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.9%)
U.S. Treasury Notes
0.375%, 3/31/22	$10,050,000	10,079,424
0.125%, 4/30/22	8,000,000	8,003,457
0.125%, 5/31/22	562,400	562,553
0.125%, 6/30/22	8,400,000	8,401,813
0.125%, 8/31/22	3,200,000	3,199,972
1.625%, 11/15/22	7,500,000	7,679,956
0.125%, 12/31/22	5,650,000	5,647,304
0.250%, 4/15/23	9,200,000	9,213,296
0.250%, 6/15/23	6,400,000	6,406,868
1.250%, 7/31/23	7,030,400	7,199,314
0.125%, 10/15/23	500,000	498,303
0.250%, 11/15/23	1,000,000	999,414
0.125%, 12/15/23	1,650,000	1,642,465
2.250%, 1/31/24	1,697,200	1,789,410
0.125%, 2/15/24	3,500,000	3,480,099
2.375%, 2/29/24	2,350,000	2,488,429
2.250%, 4/30/24	5,989,600	6,330,992
2.375%, 8/15/24	3,605,900	3,836,449
1.250%, 8/31/24	3,478,600	3,568,139
0.375%, 4/30/25	8,400,000	8,291,929
0.250%, 6/30/25	12,750,000	12,486,923
0.250%, 8/31/25	3,650,000	3,563,661
2.250%, 11/15/25	1,446,900	1,540,215
0.375%, 11/30/25	424,600	415,129
0.375%, 12/31/25	5,750,000	5,613,359
1.625%, 2/15/26	3,669,400	3,793,158
1.625%, 5/15/26	2,194,700	2,265,811
1.500%, 8/15/26	2,500,400	2,559,713
0.500%, 4/30/27	2,075,000	1,986,191
0.500%, 6/30/27	7,075,000	6,748,129
0.625%, 12/31/27	7,500,000	7,136,722
1.125%, 2/29/28	7,700,000	7,560,463
2.875%, 8/15/28	960,000	1,055,223
2.625%, 2/15/29	500,000	540,518
2.375%, 5/15/29	1,739,400	1,847,294
1.625%, 8/15/29	2,580,000	2,587,557
1.750%, 11/15/29	1,805,700	1,825,967
0.625%, 5/15/30	8,490,000	7,720,897
0.875%, 11/15/30	3,500,000	3,234,184

Total U.S. Treasury Obligations		173,800,700

Total Long-Term Debt Securities (49.9%) (Cost $174,886,071)		173,800,700

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENT:
Investment Company (14.7%)
JPMorgan Prime Money Market Fund, IM Shares	51,137,797	51,163,366

Total Short-Term Investment (14.7%) (Cost $51,147,267)		51,163,366

Total Investments in Securities (95.5%) (Cost $285,019,830)		332,321,410
Other Assets Less Liabilities (4.5%)		15,818,438

Net Assets (100%)		$348,139,848

*	Non-income producing.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	470	6/2021	USD	51,512,000	(35,455)
Russell 2000 E-Mini Index	79	6/2021	USD	8,778,875	(396,448)
S&P Midcap 400 E-Mini Index	27	6/2021	USD	7,034,310	(26,679)

					(458,582)

Short Contracts
S&P 500 E-Mini Index	(7)	6/2021	USD	(1,388,590)	(17,842)

					(17,842)

					(476,424)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,462,010	$—	$—	$11,462,010
Consumer Discretionary	13,257,221	—	—	13,257,221
Consumer Staples	6,485,297	—	—	6,485,297
Energy	2,857,842	—	—	2,857,842
Financials	12,567,115	—	—	12,567,115
Health Care	14,155,989	—	—	14,155,989
Industrials	9,528,377	—	—	9,528,377
Information Technology	28,966,481	—	—	28,966,481
Materials	2,854,290	—	—	2,854,290
Real Estate	2,372,839	—	—	2,372,839
Utilities	2,646,447	—	—	2,646,447
Exchange Traded Funds	203,436	—	—	203,436
Short-Term Investment
Investment Company	51,163,366	—	—	51,163,366
U.S. Treasury Obligations	—	173,800,700	—	173,800,700

Total Assets	$158,520,710	$173,800,700	$—	$332,321,410

Liabilities:
Futures	$(476,424)	$—	$—	$(476,424)

Total Liabilities	$(476,424)	$—	$—	$(476,424)

Total	$158,044,286	$173,800,700	$—	$331,844,986

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,713,904
Aggregate gross unrealized depreciation	(5,345,996)

Net unrealized appreciation	$45,367,908

Federal income tax cost of investments in securities and derivative instruments, if applicable	$286,477,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	5,279	$159,795
Lumen Technologies, Inc.	743	9,919
Verizon Communications, Inc.	2,973	172,880

		342,594

Entertainment (0.7%)
Activision Blizzard, Inc.	553	51,429
Electronic Arts, Inc.	221	29,917
Live Nation Entertainment, Inc.*	111	9,396
Netflix, Inc.*	317	165,366
Take-Two Interactive Software, Inc.*	71	12,546
Walt Disney Co. (The)*	1,293	238,584

		507,238

Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	216	445,504
Alphabet, Inc., Class C*	221	457,167
Facebook, Inc., Class A*	1,735	511,010
Twitter, Inc.*	566	36,015

		1,449,696

Media (0.5%)
Charter Communications, Inc., Class A*	116	71,574
Comcast Corp., Class A	3,265	176,669
Discovery, Inc., Class A*	135	5,867
Discovery, Inc., Class C*	224	8,264
DISH Network Corp., Class A*	170	6,154
Fox Corp., Class A	236	8,522
Fox Corp., Class B	123	4,296
Interpublic Group of Cos., Inc. (The)	261	7,621
News Corp., Class A	275	6,994
News Corp., Class B	170	3,988
Omnicom Group, Inc.	152	11,271
ViacomCBS, Inc.	369	16,642

		327,862

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	231	28,942

Total Communication Services		2,656,332

Consumer Discretionary (4.4%)
Auto Components (0.0%)
Aptiv plc*	194	26,752
BorgWarner, Inc.	150	6,954

		33,706

Automobiles (0.7%)
Ford Motor Co.*	2,847	34,876
General Motors Co.*	885	50,852
Tesla, Inc.*	553	369,365

		455,093

Distributors (0.0%)
Genuine Parts Co.	111	12,830
LKQ Corp.*	241	10,202
Pool Corp.	32	11,048

		34,080

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.*	300	7,962
Chipotle Mexican Grill, Inc.*	25	35,521
Darden Restaurants, Inc.	89	12,638
Domino’s Pizza, Inc.	30	11,034
Hilton Worldwide Holdings, Inc.*	216	26,119
Las Vegas Sands Corp.*	248	15,068
Marriott International, Inc., Class A*	197	29,178
McDonald’s Corp.	546	122,380
MGM Resorts International	403	15,310
Norwegian Cruise Line Holdings Ltd.*	155	4,276
Royal Caribbean Cruises Ltd.*	120	10,273
Starbucks Corp.	868	94,846
Wynn Resorts Ltd.*	69	8,651
Yum! Brands, Inc.	224	24,232

		417,488

Household Durables (0.2%)
DR Horton, Inc.	248	22,102
Garmin Ltd.	111	14,635
Leggett & Platt, Inc.	91	4,154
Lennar Corp., Class A	216	21,866
Mohawk Industries, Inc.*	44	8,462
Newell Brands, Inc.	295	7,900
NVR, Inc.*	3	14,133
PulteGroup, Inc.	194	10,173
Whirlpool Corp.	49	10,797

		114,222

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	304	940,600
Booking Holdings, Inc.*	32	74,555
eBay, Inc.	585	35,826
Etsy, Inc.*	84	16,940
Expedia Group, Inc.*	93	16,007

		1,083,928

Leisure Products (0.0%)
Hasbro, Inc.	84	8,074

Multiline Retail (0.2%)
Dollar General Corp.	194	39,308
Dollar Tree, Inc.*	170	19,458
Target Corp.	364	72,098

		130,864

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	49	8,991
AutoZone, Inc.*	25	35,107
Best Buy Co., Inc.	155	17,796
CarMax, Inc.*	120	15,919
Gap, Inc. (The)*	113	3,365
Home Depot, Inc. (The)	792	241,758
L Brands, Inc.*	216	13,362
Lowe’s Cos., Inc.	566	107,642
O’Reilly Automotive, Inc.*	59	29,928
Ross Stores, Inc.	261	31,297
TJX Cos., Inc. (The)	870	57,550
Tractor Supply Co.	84	14,875
Ulta Beauty, Inc.*	44	13,603

		591,193

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	246	4,839
NIKE, Inc., Class B	897	119,202
PVH Corp.*	61	6,448
Ralph Lauren Corp.*	44	5,419
Tapestry, Inc.*	216	8,902
Under Armour, Inc., Class A*	187	4,144
Under Armour, Inc., Class C*	103	1,901
VF Corp.	224	17,902

		168,757

Total Consumer Discretionary		3,037,405

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	120	8,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	2,774	$146,218
Constellation Brands, Inc., Class A	116	26,448
Molson Coors Beverage Co., Class B*	135	6,905
Monster Beverage Corp.*	270	24,594
PepsiCo, Inc.	1,006	142,299

		354,740

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	317	111,736
Kroger Co. (The)	600	21,594
Sysco Corp.	357	28,110
Walgreens Boots Alliance, Inc.	553	30,360
Walmart, Inc.	1,020	138,546

		330,346

Food Products (0.4%)
Archer-Daniels-Midland Co.	418	23,826
Campbell Soup Co.	128	6,435
Conagra Brands, Inc.	357	13,423
General Mills, Inc.	450	27,594
Hershey Co. (The)	108	17,081
Hormel Foods Corp.	194	9,269
JM Smucker Co. (The)	91	11,514
Kellogg Co.	194	12,280
Kraft Heinz Co. (The)	470	18,800
Lamb Weston Holdings, Inc.	101	7,826
McCormick & Co., Inc. (Non-Voting)	179	15,960
Mondelez International, Inc., Class A	1,047	61,281
Tyson Foods, Inc., Class A	221	16,420

		241,709

Household Products (0.5%)
Church & Dwight Co., Inc.	184	16,073
Clorox Co. (The)	91	17,552
Colgate-Palmolive Co.	612	48,244
Kimberly-Clark Corp.	241	33,511
Procter & Gamble Co. (The)	1,810	245,128

		360,508

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	162	47,118

Tobacco (0.2%)
Altria Group, Inc.	1,343	68,708
Philip Morris International, Inc.	1,119	99,300

		168,008

Total Consumer Staples		1,502,429

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	509	10,999
Halliburton Co.	649	13,928
NOV, Inc.*	280	3,842
Schlumberger NV	976	26,537

		55,306

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.*	263	4,708
Cabot Oil & Gas Corp.	300	5,634
Chevron Corp.	1,411	147,859
ConocoPhillips	1,028	54,453
Devon Energy Corp.	273	5,965
Diamondback Energy, Inc.	113	8,304
EOG Resources, Inc.	418	30,318
Exxon Mobil Corp.	3,064	171,063
Hess Corp.	199	14,081
HollyFrontier Corp.	103	3,685
Kinder Morgan, Inc.	1,397	23,260
Marathon Oil Corp.	649	6,931
Marathon Petroleum Corp.	475	25,408
Occidental Petroleum Corp.	625	16,638
ONEOK, Inc.	293	14,843
Phillips 66	317	25,848
Pioneer Natural Resources Co.	120	19,059
Valero Energy Corp.	307	21,981
Williams Cos., Inc. (The)	897	21,250

		621,288

Total Energy		676,594

Financials (4.0%)
Banks (1.6%)
Bank of America Corp.	6,083	235,351
Citigroup, Inc.	1,638	119,165
Citizens Financial Group, Inc.	322	14,216
Comerica, Inc.	116	8,322
Fifth Third Bancorp	524	19,624
First Republic Bank	128	21,344
Huntington Bancshares, Inc.	792	12,450
JPMorgan Chase & Co.	2,319	353,021
KeyCorp	735	14,685
M&T Bank Corp.	93	14,100
People’s United Financial, Inc.	342	6,122
PNC Financial Services Group, Inc. (The)	325	57,008
Regions Financial Corp.	693	14,317
SVB Financial Group*	40	19,747
Truist Financial Corp.	998	58,203
US Bancorp	1,047	57,910
Wells Fargo & Co.	2,887	112,795
Zions Bancorp NA	123	6,760

		1,145,140

Capital Markets (1.0%)
Ameriprise Financial, Inc.	91	21,153
Bank of New York Mellon Corp. (The)	617	29,178
BlackRock, Inc.	89	67,102
Cboe Global Markets, Inc.	89	8,783
Charles Schwab Corp. (The)	836	54,491
CME Group, Inc.	251	51,262
Franklin Resources, Inc.	209	6,186
Goldman Sachs Group, Inc. (The)	226	73,902
Intercontinental Exchange, Inc.	418	46,682
MarketAxess Holdings, Inc.	32	15,933
Moody’s Corp.	116	34,639
Morgan Stanley	1,089	84,572
MSCI, Inc.	61	25,576
Nasdaq, Inc.	74	10,912
Northern Trust Corp.	152	15,977
Raymond James Financial, Inc.	91	11,153
S&P Global, Inc.	177	62,458
State Street Corp.	261	21,927
T. Rowe Price Group, Inc.	170	29,172

		671,058

Consumer Finance (0.2%)
American Express Co.	477	67,467
Capital One Financial Corp.	344	43,767
Discover Financial Services	231	21,943
Synchrony Financial	428	17,402

		150,579

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,416	361,746

Insurance (0.7%)
Aflac, Inc.	534	27,330
Allstate Corp. (The)	231	26,542
American International Group, Inc.	612	28,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	175	$40,269
Arthur J Gallagher & Co.	130	16,220
Assurant, Inc.	49	6,947
Chubb Ltd.	332	52,446
Cincinnati Financial Corp.	98	10,103
Everest Re Group Ltd.	18	4,460
Globe Life, Inc.	84	8,117
Hartford Financial Services Group, Inc. (The)	268	17,900
Lincoln National Corp.	155	9,652
Loews Corp.	184	9,435
Marsh & McLennan Cos., Inc.	369	44,944
MetLife, Inc.	578	35,137
Principal Financial Group, Inc.	177	10,613
Progressive Corp. (The)	406	38,818
Prudential Financial, Inc.	293	26,692
Travelers Cos., Inc. (The)	194	29,178
Unum Group	135	3,757
W R Berkley Corp.	128	9,645
Willis Towers Watson plc	93	21,286

		477,771

Total Financials		2,806,294

Health Care (4.6%)
Biotechnology (0.6%)
AbbVie, Inc.	1,279	138,413
Alexion Pharmaceuticals, Inc.*	170	25,995
Amgen, Inc.	428	106,491
Biogen, Inc.*	130	36,367
Gilead Sciences, Inc.	897	57,973
Incyte Corp.*	128	10,403
Regeneron Pharmaceuticals, Inc.*	59	27,915
Vertex Pharmaceuticals, Inc.*	184	39,540

		443,097

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	1,288	154,354
ABIOMED, Inc.*	32	10,199
Align Technology, Inc.*	59	31,950
Baxter International, Inc.	369	31,122
Becton Dickinson and Co.	197	47,901
Boston Scientific Corp.*	1,028	39,732
Cooper Cos., Inc. (The)	40	15,364
Danaher Corp.	465	104,662
Dentsply Sirona, Inc.	184	11,741
Dexcom, Inc.*	64	23,001
Edwards Lifesciences Corp.*	460	38,474
Hologic, Inc.*	199	14,802
IDEXX Laboratories, Inc.*	69	33,762
Intuitive Surgical, Inc.*	89	65,766
Medtronic plc	976	115,295
ResMed, Inc.	108	20,954
STERIS plc	61	11,619
Stryker Corp.	231	56,267
Teleflex, Inc.	40	16,618
Varian Medical Systems, Inc.*	69	12,181
West Pharmaceutical Services, Inc.	52	14,653
Zimmer Biomet Holdings, Inc.	140	22,411

		892,828

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	111	13,106
Anthem, Inc.	184	66,047
Cardinal Health, Inc.	231	14,033
Centene Corp.*	433	27,673
Cigna Corp.	283	68,412
CVS Health Corp.	937	70,491
DaVita, Inc.*	69	7,436
HCA Healthcare, Inc.	197	37,103
Henry Schein, Inc.*	91	6,301
Humana, Inc.	98	41,087
Laboratory Corp. of America Holdings*	71	18,107
McKesson Corp.	130	25,355
Quest Diagnostics, Inc.	93	11,936
UnitedHealth Group, Inc.	688	255,984
Universal Health Services, Inc., Class B	59	7,870

		670,941

Health Care Technology (0.0%)
Cerner Corp.	231	16,604

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	224	28,479
Bio-Rad Laboratories, Inc., Class A*	15	8,568
Illumina, Inc.*	108	41,479
IQVIA Holdings, Inc.*	130	25,108
Mettler-Toledo International, Inc.*	20	23,114
PerkinElmer, Inc.	91	11,674
Thermo Fisher Scientific, Inc.	293	133,719
Waters Corp.*	59	16,766

		288,907

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	1,694	106,942
Catalent, Inc.*	113	11,900
Eli Lilly and Co.	605	113,026
Johnson & Johnson	1,901	312,430
Merck & Co., Inc.	1,859	143,310
Perrigo Co. plc	111	4,492
Pfizer, Inc.	4,003	145,029
Viatris, Inc.*	897	12,531
Zoetis, Inc.	334	52,598

		902,258

Total Health Care		3,214,635

Industrials (3.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	384	97,812
General Dynamics Corp.	170	30,865
Howmet Aerospace, Inc.*	275	8,836
Huntington Ingalls Industries, Inc.	27	5,558
L3Harris Technologies, Inc.	162	32,834
Lockheed Martin Corp.	184	67,988
Northrop Grumman Corp.	116	37,542
Raytheon Technologies Corp.	1,047	80,902
Teledyne Technologies, Inc.*	30	12,410
Textron, Inc.	162	9,085
TransDigm Group, Inc.*	39	22,929

		406,761

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	108	10,307
Expeditors International of Washington, Inc.	128	13,784
FedEx Corp.	175	49,707
United Parcel Service, Inc., Class B	509	86,525

		160,323

Airlines (0.1%)
Alaska Air Group, Inc.*	86	5,952
American Airlines Group, Inc.*	312	7,457
Delta Air Lines, Inc.*	418	20,181
Southwest Airlines Co.*	334	20,394
United Airlines Holdings, Inc.*	170	9,782

		63,766

Building Products (0.2%)
A O Smith Corp.	116	7,843
Allegion plc	69	8,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	585	$24,699
Fortune Brands Home & Security, Inc.	94	9,007
Johnson Controls International plc	580	34,608
Masco Corp.	216	12,938
Trane Technologies plc	175	28,973

		126,736

Commercial Services & Supplies (0.1%)
Cintas Corp.	59	20,137
Copart, Inc.*	135	14,662
Republic Services, Inc.	155	15,399
Rollins, Inc.	152	5,232
Waste Management, Inc.	275	35,481

		90,911

Construction & Engineering (0.0%)
Quanta Services, Inc.	91	8,006

Electrical Equipment (0.2%)
AMETEK, Inc.	175	22,353
Eaton Corp. plc	312	43,143
Emerson Electric Co.	428	38,614
Rockwell Automation, Inc.	89	23,624

		127,734

Industrial Conglomerates (0.4%)
3M Co.	406	78,228
General Electric Co.	6,371	83,651
Honeywell International, Inc.	519	112,660
Roper Technologies, Inc.	71	28,637

		303,176

Machinery (0.6%)
Caterpillar, Inc.	406	94,139
Cummins, Inc.	120	31,093
Deere & Co.	226	84,556
Dover Corp.	111	15,221
Fortive Corp.	224	15,823
IDEX Corp.	61	12,768
Illinois Tool Works, Inc.	211	46,741
Ingersoll Rand, Inc.*	152	7,480
Otis Worldwide Corp.	295	20,193
PACCAR, Inc.	248	23,044
Parker-Hannifin Corp.	91	28,704
Pentair plc	140	8,725
Snap-on, Inc.	40	9,230
Stanley Black & Decker, Inc.	116	23,162
Westinghouse Air Brake Technologies Corp.	135	10,687
Xylem, Inc.	135	14,199

		445,765

Professional Services (0.2%)
Equifax, Inc.	89	16,121
IHS Markit Ltd.	302	29,228
Jacobs Engineering Group, Inc.	98	12,668
Leidos Holdings, Inc.	93	8,954
Nielsen Holdings plc	283	7,117
Robert Half International, Inc.	98	7,651
Verisk Analytics, Inc.	116	20,496

		102,235

Road & Rail (0.4%)
CSX Corp.	580	55,924
JB Hunt Transport Services, Inc.	69	11,597
Kansas City Southern	84	22,169
Norfolk Southern Corp.	194	52,093
Old Dominion Freight Line, Inc.	86	20,675
Union Pacific Corp.	509	112,189

		274,647

Trading Companies & Distributors (0.1%)
Fastenal Co.	406	20,414
United Rentals, Inc.*	59	19,429
WW Grainger, Inc.	32	12,830

		52,673

Total Industrials		2,162,733

Information Technology (9.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	44	13,283
Cisco Systems, Inc.	3,054	157,923
F5 Networks, Inc.*	44	9,179
Juniper Networks, Inc.	224	5,674
Motorola Solutions, Inc.	116	21,814

		207,873

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	425	28,037
CDW Corp.	108	17,901
Corning, Inc.	561	24,409
FLIR Systems, Inc.	111	6,268
IPG Photonics Corp.*	27	5,696
Keysight Technologies, Inc.*	130	18,642
TE Connectivity Ltd.	246	31,761
Trimble, Inc.*	167	12,991
Zebra Technologies Corp., Class A*	39	18,922

		164,627

IT Services (1.8%)
Accenture plc, Class A	455	125,694
Akamai Technologies, Inc.*	130	13,247
Automatic Data Processing, Inc.	317	59,745
Broadridge Financial Solutions, Inc.	71	10,870
Cognizant Technology Solutions Corp., Class A	406	31,717
DXC Technology Co.*	207	6,471
Fidelity National Information Services, Inc.	443	62,290
Fiserv, Inc.*	406	48,330
FleetCor Technologies, Inc.*	69	18,535
Gartner, Inc.*	69	12,596
Global Payments, Inc.	216	43,541
International Business Machines Corp.	627	83,554
Jack Henry & Associates, Inc.	59	8,951
Mastercard, Inc., Class A	644	229,296
Paychex, Inc.	224	21,957
PayPal Holdings, Inc.*	851	206,657
VeriSign, Inc.*	71	14,112
Visa, Inc., Class A	1,242	262,969
Western Union Co. (The)	307	7,571

		1,268,103

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	760	59,660
Analog Devices, Inc.	268	41,561
Applied Materials, Inc.	649	86,706
Broadcom, Inc.	293	135,852
Enphase Energy, Inc.*	89	14,432
Intel Corp.	3,216	205,824
KLA Corp.	116	38,326
Lam Research Corp.	108	64,286
Maxim Integrated Products, Inc.	204	18,640
Microchip Technology, Inc.	162	25,146
Micron Technology, Inc.*	792	69,862
Monolithic Power Systems, Inc.	32	11,303
NVIDIA Corp.	443	236,531
Qorvo, Inc.*	93	16,991
QUALCOMM, Inc.	883	117,077
Skyworks Solutions, Inc.	128	23,486

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	128	$15,575
Texas Instruments, Inc.	679	128,324
Xilinx, Inc.	184	22,798

		1,332,380

Software (3.0%)
Adobe, Inc.*	352	167,330
ANSYS, Inc.*	61	20,713
Autodesk, Inc.*	155	42,958
Cadence Design Systems, Inc.*	207	28,357
Citrix Systems, Inc.	91	12,773
Fortinet, Inc.*	93	17,151
Intuit, Inc.	184	70,483
Microsoft Corp.	5,527	1,303,101
NortonLifeLock, Inc.	418	8,887
Oracle Corp.	1,588	111,430
Paycom Software, Inc.*	39	14,432
salesforce.com, Inc.*	627	132,842
ServiceNow, Inc.*	155	77,517
Synopsys, Inc.*	111	27,504
Tyler Technologies, Inc.*	30	12,736

		2,048,214

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	12,274	1,499,269
Hewlett Packard Enterprise Co.	939	14,780
HP, Inc.	1,097	34,830
NetApp, Inc.	175	12,717
Seagate Technology plc	170	13,047
Western Digital Corp.	221	14,752

		1,589,395

Total Information Technology		6,610,592

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	162	45,577
Albemarle Corp.	91	13,296
Celanese Corp.	91	13,633
CF Industries Holdings, Inc.	170	7,714
Corteva, Inc.	573	26,713
Dow, Inc.	531	33,952
DuPont de Nemours, Inc.	256	19,784
Eastman Chemical Co.	101	11,122
Ecolab, Inc.	184	39,389
FMC Corp.	91	10,065
International Flavors & Fragrances, Inc.	288	40,208
Linde plc	384	107,574
LyondellBasell Industries NV, Class A	194	20,186
Mosaic Co. (The)	283	8,946
PPG Industries, Inc.	175	26,295
Sherwin-Williams Co. (The)	61	45,019

		469,473

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	44	14,776
Vulcan Materials Co.	91	15,356

		30,132

Containers & Packaging (0.1%)
Amcor plc	1,183	13,817
Avery Dennison Corp.	61	11,203
Ball Corp.	231	19,575
International Paper Co.	268	14,491
Packaging Corp. of America	71	9,548
Sealed Air Corp.	91	4,170
Westrock Co.	204	10,618

		83,422

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	1,126	37,079
Newmont Corp.	580	34,957
Nucor Corp.	216	17,338

		89,374

Total Materials		672,401

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	89	14,623
American Tower Corp. (REIT)	317	75,782
AvalonBay Communities, Inc. (REIT)	108	19,927
Boston Properties, Inc. (REIT)	98	9,923
Crown Castle International Corp. (REIT)	298	51,295
Digital Realty Trust, Inc. (REIT)	140	19,718
Duke Realty Corp. (REIT)	275	11,531
Equinix, Inc. (REIT)	61	41,455
Equity Residential (REIT)	261	18,695
Essex Property Trust, Inc. (REIT)	49	13,320
Extra Space Storage, Inc. (REIT)	89	11,797
Federal Realty Investment Trust (REIT)	59	5,986
Healthpeak Properties, Inc. (REIT)	369	11,712
Host Hotels & Resorts, Inc. (REIT)*	573	9,655
Iron Mountain, Inc. (REIT)	224	8,290
Kimco Realty Corp. (REIT)	275	5,156
Mid-America Apartment Communities, Inc. (REIT)	89	12,848
Prologis, Inc. (REIT)	465	49,290
Public Storage (REIT)	108	26,650
Realty Income Corp. (REIT)	231	14,669
Regency Centers Corp. (REIT)	113	6,408
SBA Communications Corp. (REIT)	71	19,706
Simon Property Group, Inc. (REIT)	221	25,143
UDR, Inc. (REIT)	194	8,509
Ventas, Inc. (REIT)	261	13,922
Vornado Realty Trust (REIT)	123	5,583
Welltower, Inc. (REIT)	283	20,271
Weyerhaeuser Co. (REIT)	524	18,654

		550,518

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	251	19,857

Total Real Estate		570,375

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	184	9,965
American Electric Power Co., Inc.	361	30,577
Duke Energy Corp.	519	50,099
Edison International	261	15,295
Entergy Corp.	140	13,926
Evergy, Inc.	184	10,953
Eversource Energy	224	19,396
Exelon Corp.	708	30,968
FirstEnergy Corp.	393	13,633
NextEra Energy, Inc.	1,419	107,291
NRG Energy, Inc.	184	6,942
Pinnacle West Capital Corp.	86	6,996
PPL Corp.	516	14,881
Southern Co. (The)	748	46,496
Xcel Energy, Inc.	384	25,540

		402,958

Gas Utilities (0.0%)
Atmos Energy Corp.	89	8,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	455	$12,198

Multi-Utilities (0.3%)
Ameren Corp.	177	14,401
CenterPoint Energy, Inc.	386	8,743
CMS Energy Corp.	211	12,917
Consolidated Edison, Inc.	246	18,401
Dominion Energy, Inc.	580	44,057
DTE Energy Co.	135	17,974
NiSource, Inc.	270	6,510
Public Service Enterprise Group, Inc.	357	21,495
Sempra Energy	204	27,046
WEC Energy Group, Inc.	224	20,964

		192,508

Water Utilities (0.0%)
American Water Works Co., Inc.	128	19,190

Total Utilities		635,652

Total Common Stocks (35.3%) (Cost $18,582,017)		24,545,442

EXCHANGE TRADED FUNDS (ETF):
Equity (1.5%)
iShares Core S&P 500 ETF	1,923	765,008
iShares Core S&P Mid-Cap ETF	512	133,263
iShares MSCI EAFE ETF	542	41,122
iShares Russell 2000 ETF	460	101,632

Total Exchange Traded Funds (1.5%) (Cost $706,852)		1,041,025

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.4%)
Communication Services (3.1%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.300%, 2/15/30	$300,000	336,938
Verizon Communications, Inc.
4.329%, 9/21/28	200,000	228,736
4.016%, 12/3/29	95,000	106,191
3.150%, 3/22/30	125,000	131,698

		803,563

Entertainment (0.4%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	107,741
2.650%, 1/13/31	150,000	152,104

		259,845

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.100%, 8/15/30	100,000	91,914

Media (0.8%)
Comcast Corp.
4.150%, 10/15/28	190,000	216,797
3.400%, 4/1/30	225,000	243,641
Discovery Communications LLC
3.950%, 3/20/28	86,000	93,761
ViacomCBS, Inc.
2.900%, 1/15/27	35,000	36,616

		590,815

Wireless Telecommunication Services (0.6%)
T-Mobile USA, Inc.
3.875%, 4/15/30§	320,000	347,738
Vodafone Group plc
4.375%, 5/30/28	80,000	91,834

		439,572

Total Communication Services		2,185,709

Consumer Discretionary (1.7%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
2.625%, 9/1/29	150,000	153,274
2.125%, 3/1/30	75,000	73,058
Starbucks Corp.
3.550%, 8/15/29	120,000	130,357

		356,689

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
3.150%, 8/22/27	125,000	136,593
Booking Holdings, Inc.
4.625%, 4/13/30	75,000	87,152
Expedia Group, Inc.
3.250%, 2/15/30	40,000	40,584

		264,329

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	175,000	199,269
2.950%, 6/15/29	25,000	26,474
Lowe’s Cos., Inc.
2.500%, 4/15/26	135,000	141,414
1.700%, 10/15/30	125,000	116,316

		483,473

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.850%, 3/27/30	100,000	105,296

Total Consumer Discretionary		1,209,787

Consumer Staples (2.7%)
Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	50,000	55,717
4.750%, 1/23/29	300,000	350,362
4.900%, 1/23/31	40,000	47,630
Coca-Cola Co. (The)
1.450%, 6/1/27	90,000	89,490
2.125%, 9/6/29	100,000	100,069
Constellation Brands, Inc.
3.150%, 8/1/29	75,000	78,580
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	115,400
PepsiCo, Inc.
2.375%, 10/6/26	125,000	132,029
1.625%, 5/1/30	75,000	71,528

		1,040,805

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	113,000	108,295
Sysco Corp.
3.250%, 7/15/27	50,000	53,871
2.400%, 2/15/30	50,000	49,564
Walmart, Inc.
3.700%, 6/26/28	195,000	218,800

		430,530

Food Products (0.2%)
Unilever Capital Corp.
3.500%, 3/22/28	100,000	110,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.4%)
BAT Capital Corp.
3.557%, 8/15/27	$230,000	$244,689
Philip Morris International, Inc.
3.375%, 8/15/29	39,000	41,939

		286,628

Total Consumer Staples		1,868,356

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	339,756
1.749%, 8/10/30	105,000	99,130
Chevron Corp.
2.954%, 5/16/26	100,000	107,114
ConocoPhillips
3.750%, 10/1/27§	75,000	82,774
ConocoPhillips Co.
4.950%, 3/15/26	90,000	104,107
Energy Transfer Operating LP
5.500%, 6/1/27	115,000	132,439
4.950%, 6/15/28	75,000	83,618
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	168,956
Exxon Mobil Corp.
3.043%, 3/1/26	100,000	107,837
3.294%, 3/19/27	175,000	191,689
Kinder Morgan, Inc.
4.300%, 3/1/28	60,000	66,765
MPLX LP
4.000%, 3/15/28	155,000	170,172
ONEOK, Inc.
4.000%, 7/13/27	100,000	108,367
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	175,683
Total Capital International SA
2.829%, 1/10/30	110,000	114,047
TransCanada PipeLines Ltd.
4.100%, 4/15/30	45,000	50,085
Valero Energy Corp.
4.000%, 4/1/29	93,000	100,457
Williams Cos., Inc. (The)
3.750%, 6/15/27	135,000	147,033

Total Energy		2,350,029

Financials (14.1%)
Banks (10.5%)
Bank of America Corp.
4.250%, 10/22/26	200,000	223,313
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	500,000	534,095
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	500,000	494,726
(SOFR + 1.53%), 1.898%, 7/23/31(k)	100,000	93,692
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	245,343
Citigroup, Inc.
4.600%, 3/9/26	135,000	151,762
3.200%, 10/21/26	175,000	188,103
4.450%, 9/29/27	330,000	370,929
(SOFR + 3.91%), 4.412%, 3/31/31(k)	200,000	226,126
(SOFR + 2.11%), 2.572%, 6/3/31(k)	100,000	99,704
HSBC Holdings plc
4.375%, 11/23/26	200,000	222,702
4.950%, 3/31/30	300,000	349,379
JPMorgan Chase & Co.
2.950%, 10/1/26	445,000	474,339
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	110,147
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	190,000	205,297
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	460,000	525,667
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	215,230
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	352,203
Natwest Group plc
4.800%, 4/5/26	200,000	226,478
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	150,000	161,915
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	110,526
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	448,000	468,397
Truist Financial Corp.
3.875%, 3/19/29	100,000	110,448
US Bancorp
3.100%, 4/27/26	80,000	85,940
Wells Fargo & Co.
4.300%, 7/22/27	300,000	339,347
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	245,000	266,996
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	255,000	262,617
Westpac Banking Corp.
2.850%, 5/13/26	150,000	159,867
2.650%, 1/16/30	50,000	51,949

		7,327,237

Capital Markets (2.2%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	75,000	80,195
Charles Schwab Corp. (The)
3.250%, 5/22/29	100,000	107,242
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	50,000	54,740
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	100,000	111,818
3.800%, 3/15/30	350,000	385,391
Morgan Stanley
3.950%, 4/23/27	425,000	468,088
(SOFR + 1.14%), 2.699%, 1/22/31(k)	300,000	304,391

		1,511,865

Consumer Finance (0.7%)
Capital One Financial Corp.
3.800%, 1/31/28	75,000	82,034
General Motors Financial Co., Inc.
5.250%, 3/1/26	175,000	200,352
John Deere Capital Corp.
1.450%, 1/15/31	55,000	50,913
Toyota Motor Credit Corp.
3.375%, 4/1/30	140,000	150,846

		484,145

Diversified Financial Services (0.4%)
Shell International Finance BV
2.375%, 11/7/29	240,000	241,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.3%)
American International Group, Inc.
4.250%, 3/15/29	$100,000	$112,348
Aon Corp.
2.800%, 5/15/30	100,000	102,118

		214,466

Total Financials		9,779,439

Health Care (4.1%)
Biotechnology (0.8%)
AbbVie, Inc.
2.950%, 11/21/26	58,000	61,632
4.250%, 11/14/28	200,000	227,791
3.200%, 11/21/29	150,000	158,852
Amgen, Inc.
2.600%, 8/19/26	100,000	105,058

		553,333

Health Care Providers & Services (1.7%)
Anthem, Inc.
4.101%, 3/1/28	100,000	112,698
Cigna Corp.
3.050%, 10/15/27	80,000	84,891
4.375%, 10/15/28	140,000	159,938
CVS Health Corp.
3.000%, 8/15/26	75,000	80,000
4.300%, 3/25/28	348,000	394,424
HCA, Inc.
4.125%, 6/15/29	115,000	127,128
UnitedHealth Group, Inc.
3.375%, 4/15/27	175,000	192,000

		1,151,079

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.600%, 10/1/29	30,000	30,628
4.497%, 3/25/30	50,000	58,117

		88,745

Pharmaceuticals (1.5%)
AstraZeneca plc
1.375%, 8/6/30	50,000	45,838
Bristol-Myers Squibb Co.
3.200%, 6/15/26	80,000	86,918
1.125%, 11/13/27	100,000	96,225
3.450%, 11/15/27	130,000	142,805
3.400%, 7/26/29	25,000	27,172
Johnson & Johnson
2.450%, 3/1/26	65,000	68,791
0.950%, 9/1/27	50,000	48,468
1.300%, 9/1/30	50,000	46,847
Novartis Capital Corp.
2.200%, 8/14/30	75,000	75,475
Pfizer, Inc.
3.000%, 12/15/26	115,000	125,193
2.625%, 4/1/30	100,000	103,522
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	192,111

		1,059,365

Total Health Care		2,852,522

Industrials (2.9%)
Aerospace & Defense (1.5%)
Boeing Co. (The)
2.250%, 6/15/26	115,000	114,960
5.040%, 5/1/27	75,000	85,294
5.150%, 5/1/30	250,000	287,317
General Dynamics Corp.
3.625%, 4/1/30	100,000	110,584
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	106,966
Raytheon Technologies Corp.
4.125%, 11/16/28	270,000	303,284

		1,008,405

Air Freight & Logistics (0.2%)
FedEx Corp.
3.250%, 4/1/26	100,000	107,911
United Parcel Service, Inc.
3.050%, 11/15/27	51,000	55,342

		163,253

Industrial Conglomerates (0.6%)
3M Co.
2.875%, 10/15/27	100,000	107,059
General Electric Co.
3.625%, 5/1/30	200,000	215,272
Roper Technologies, Inc.
2.950%, 9/15/29	100,000	103,303

		425,634

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	156,072

Road & Rail (0.4%)
CSX Corp.
3.250%, 6/1/27	100,000	108,257
Union Pacific Corp.
3.950%, 9/10/28	150,000	168,535

		276,792

Total Industrials		2,030,156

Information Technology (3.5%)
IT Services (0.9%)
Fiserv, Inc.
3.500%, 7/1/29	175,000	188,800
International Business Machines Corp.
6.220%, 8/1/27	75,000	94,661
3.500%, 5/15/29	100,000	108,392
Mastercard, Inc.
2.950%, 6/1/29	125,000	133,866
Visa, Inc.
2.050%, 4/15/30	100,000	99,620

		625,339

Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Corp.
3.875%, 1/15/27	80,000	87,021
3.500%, 1/15/28	420,000	445,919
Broadcom, Inc.
3.469%, 4/15/34§	89,000	89,535
Intel Corp.
3.150%, 5/11/27	25,000	27,105
3.900%, 3/25/30	75,000	84,745
NXP BV
4.300%, 6/18/29§	89,000	99,342
QUALCOMM, Inc.
3.250%, 5/20/27	63,000	68,678

		902,345

Software (0.5%)
Microsoft Corp.
3.300%, 2/6/27	165,000	181,468
Oracle Corp.
3.250%, 11/15/27	100,000	107,202
2.950%, 4/1/30	25,000	25,770

		314,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
2.900%, 9/12/27	$205,000	$219,899
1.250%, 8/20/30	50,000	46,270
1.650%, 2/8/31	200,000	190,627
Dell International LLC
6.020%, 6/15/26§	100,000	118,308

		575,104

Total Information Technology		2,417,228

Materials (0.4%)
Chemicals (0.2%)
Dow Chemical Co. (The)
3.625%, 5/15/26	75,000	82,133
2.100%, 11/15/30	50,000	48,157

		130,290

Containers & Packaging (0.2%)
WRKCo., Inc.
4.900%, 3/15/29	130,000	151,542

Total Materials		281,832

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	72,224
American Tower Corp. (REIT)
3.375%, 10/15/26	125,000	134,602
1.875%, 10/15/30	60,000	56,007
Boston Properties LP (REIT)
2.750%, 10/1/26	75,000	78,717
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	125,000	135,794
Equinix, Inc. (REIT)
3.200%, 11/18/29	115,000	119,037

Total Real Estate		596,381

Utilities (2.6%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.
2.300%, 3/1/30	50,000	48,579
Series J
4.300%, 12/1/28	75,000	84,517
Duke Energy Corp.
3.150%, 8/15/27	180,000	192,008
2.450%, 6/1/30	205,000	202,173
Entergy Corp.
2.800%, 6/15/30	140,000	140,884
Exelon Corp.
3.400%, 4/15/26	150,000	162,129
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	88,045
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	219,212
Pacific Gas and Electric Co.
4.550%, 7/1/30	100,000	108,012
Southern Co. (The)
3.250%, 7/1/26	175,000	187,163
Series A
3.700%, 4/30/30	35,000	37,776

		1,470,498

Multi-Utilities (0.5%)
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	50,000	53,883
Dominion Energy, Inc.
4.250%, 6/1/28	50,000	56,507
Series C
3.375%, 4/1/30	100,000	106,111
Sempra Energy
3.400%, 2/1/28	130,000	139,591

		356,092

Total Utilities		1,826,590

Total Corporate Bonds		27,398,029

Total Long-Term Debt Securities (39.4%) (Cost $27,327,472)		27,398,029

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (20.5%)
JPMorgan Prime Money Market Fund, IM Shares	14,210,977	14,218,082

Total Short-Term Investment (20.5%) (Cost $14,218,046)		14,218,082

Total Investments in Securities (96.7%) (Cost $60,834,387)		67,202,578
Other Assets Less Liabilities (3.3%)		2,284,187

Net Assets (100%)		$69,486,765

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $737,697 or 1.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	112	6/2021	USD	12,275,200	(6,160)
Russell 2000 E-Mini Index	18	6/2021	USD	2,000,250	(98,722)
S&P Midcap 400 E-Mini Index	6	6/2021	USD	1,563,180	(6,389)

					(111,271)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,656,332	$—	$—	$2,656,332
Consumer Discretionary	3,037,405	—	—	3,037,405
Consumer Staples	1,502,429	—	—	1,502,429
Energy	676,594	—	—	676,594
Financials	2,806,294	—	—	2,806,294
Health Care	3,214,635	—	—	3,214,635
Industrials	2,162,733	—	—	2,162,733
Information Technology	6,610,592	—	—	6,610,592
Materials	672,401	—	—	672,401
Real Estate	570,375	—	—	570,375
Utilities	635,652	—	—	635,652
Corporate Bonds
Communication Services	—	2,185,709	—	2,185,709
Consumer Discretionary	—	1,209,787	—	1,209,787
Consumer Staples	—	1,868,356	—	1,868,356
Energy	—	2,350,029	—	2,350,029
Financials	—	9,779,439	—	9,779,439
Health Care	—	2,852,522	—	2,852,522
Industrials	—	2,030,156	—	2,030,156
Information Technology	—	2,417,228	—	2,417,228
Materials	—	281,832	—	281,832
Real Estate	—	596,381	—	596,381
Utilities	—	1,826,590	—	1,826,590
Exchange Traded Funds	1,041,025	—	—	1,041,025
Short-Term Investment
Investment Company	14,218,082	—	—	14,218,082

Total Assets	$39,804,549	$27,398,029	$—	$67,202,578

Liabilities:
Futures	$(111,271)	$—	$—	$(111,271)

Total Liabilities	$(111,271)	$—	$—	$(111,271)

Total	$39,693,278	$27,398,029	$—	$67,091,307

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,695,598
Aggregate gross unrealized depreciation	(858,718)

Net unrealized appreciation	$5,836,880

Federal income tax cost of investments in securities and derivative instruments, if applicable	$61,254,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	188,390	$8,155,403

Total Communication Services		8,155,403

Consumer Discretionary (8.4%)
Auto Components (0.6%)
Visteon Corp.*	78,446	9,566,490

Diversified Consumer Services (1.7%)
Coursera, Inc.*	41,025	1,846,125
frontdoor, Inc.*	211,535	11,370,006
Terminix Global Holdings, Inc.*	262,725	12,524,101

		25,740,232

Hotels, Restaurants & Leisure (0.8%)
Aramark	319,599	12,074,450

Internet & Direct Marketing Retail (1.0%)
Wayfair, Inc., Class A*	51,668	16,262,503

Specialty Retail (3.1%)
Burlington Stores, Inc.*	38,688	11,559,974
CarMax, Inc.*	211,659	28,078,683
Vroom, Inc.*	207,051	8,072,919

		47,711,576

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.*	596,910	18,301,260

Total Consumer Discretionary		129,656,511

Financials (12.0%)
Banks (0.9%)
SVB Financial Group*	27,818	13,732,634

Capital Markets (5.1%)
Cboe Global Markets, Inc.	96,657	9,539,079
Charles Schwab Corp. (The)	164,291	10,708,488
LPL Financial Holdings, Inc.	340,846	48,454,667
MSCI, Inc.	22,278	9,340,720

		78,042,954

Insurance (6.0%)
Aon plc, Class A	161,161	37,084,758
Intact Financial Corp.	229,775	28,157,356
Oscar Health, Inc., Class A(x)*	101,466	2,727,406
W R Berkley Corp.	324,485	24,449,945

		92,419,465

Total Financials		184,195,053

Health Care (17.0%)
Biotechnology (2.4%)
Abcam plc (ADR)*	191,144	3,673,788
Ascendis Pharma A/S (ADR)*	37,654	4,852,848
BioMarin Pharmaceutical, Inc.*	113,899	8,600,513
Emergent BioSolutions, Inc.*	67,790	6,298,369
Neurocrine Biosciences, Inc.*	96,859	9,419,538
Sarepta Therapeutics, Inc.*	52,625	3,922,141

		36,767,197

Health Care Equipment & Supplies (8.3%)
Boston Scientific Corp.*	676,916	26,162,803
Cooper Cos., Inc. (The)	78,587	30,184,481
Dentsply Sirona, Inc.	238,744	15,234,254
ICU Medical, Inc.*	69,969	14,374,431
STERIS plc	84,835	16,159,371
Teleflex, Inc.	34,680	14,408,153
Varian Medical Systems, Inc.*	63,039	11,128,275

		127,651,768

Life Sciences Tools & Services (3.7%)
Illumina, Inc.*	27,074	10,398,040
PerkinElmer, Inc.	94,309	12,098,902
PRA Health Sciences, Inc.*	119,642	18,344,708
Waters Corp.*	55,824	15,863,506

		56,705,156

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	106,794	6,741,905
Catalent, Inc.*	201,955	21,267,881
Elanco Animal Health, Inc.*	386,471	11,381,571

		39,391,357

Total Health Care		260,515,478

Industrials (15.2%)
Aerospace & Defense (2.7%)
L3Harris Technologies, Inc.	97,073	19,674,756
Teledyne Technologies, Inc.*	53,636	22,186,531

		41,861,287

Airlines (1.1%)
Ryanair Holdings plc (ADR)*	139,558	16,049,170

Commercial Services & Supplies (2.2%)
Cimpress plc*	117,922	11,807,530
Ritchie Bros Auctioneers, Inc.	361,514	21,166,645

		32,974,175

Electrical Equipment (2.3%)
Sensata Technologies Holding plc*	615,484	35,667,298

Machinery (2.8%)
Ingersoll Rand, Inc.*	370,645	18,239,440
Rexnord Corp.	318,775	15,011,115
Westinghouse Air Brake Technologies Corp.	123,673	9,789,955

		43,040,510

Professional Services (1.5%)
CoStar Group, Inc.*	14,595	11,995,484
Verisk Analytics, Inc.	60,617	10,710,418

		22,705,902

Road & Rail (1.8%)
JB Hunt Transport Services, Inc.	166,470	27,978,613

Trading Companies & Distributors (0.8%)
Ferguson plc	108,179	12,927,071

Total Industrials		233,204,026

Information Technology (38.0%)
Electronic Equipment, Instruments & Components (5.8%)
Dolby Laboratories, Inc., Class A	113,130	11,168,194
Flex Ltd.*	1,132,336	20,733,072
National Instruments Corp.	442,368	19,103,662
TE Connectivity Ltd.	294,916	38,076,605

		89,081,533

IT Services (12.5%)
Amdocs Ltd.	356,198	24,987,290
Broadridge Financial Solutions, Inc.	219,332	33,579,729
Edenred	226,361	11,823,301
Euronet Worldwide, Inc.*	39,734	5,495,212
Fidelity National Information Services, Inc.	173,027	24,329,326
Global Payments, Inc.	122,194	24,631,867
GoDaddy, Inc., Class A*	353,915	27,470,882
WEX, Inc.*	162,584	34,015,825
Wix.com Ltd.*	19,008	5,307,414

		191,640,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (10.0%)
KLA Corp.	140,169	$46,311,838
Lam Research Corp.	42,246	25,146,509
Microchip Technology, Inc.	276,152	42,864,313
NXP Semiconductors NV	59,038	11,886,711
ON Semiconductor Corp.*	655,232	27,264,203

		153,473,574

Software (9.7%)
Atlassian Corp. plc, Class A*	90,206	19,011,817
Ceridian HCM Holding, Inc.*	232,091	19,558,309
Constellation Software, Inc.	23,149	32,328,655
Dynatrace, Inc.*	104,806	5,055,841
j2 Global, Inc.*	48,845	5,854,562
Nice Ltd. (ADR)*	122,048	26,602,802
SS&C Technologies Holdings, Inc.	540,352	37,754,394
Topicus.com, Inc.*	42,426	2,786,538

		148,952,918

Total Information Technology		583,148,871

Materials (1.3%)
Containers & Packaging (1.3%)
Sealed Air Corp.	431,506	19,771,605

Total Materials		19,771,605

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Crown Castle International Corp. (REIT)	70,332	12,106,247
Lamar Advertising Co. (REIT), Class A	338,302	31,773,324

Total Real Estate		43,879,571

Utilities (1.3%)
Electric Utilities (1.3%)
Alliant Energy Corp.	373,262	20,215,870

Total Utilities		20,215,870

Total Common Stocks (96.6%) (Cost $905,161,193)		1,482,742,388

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	30,079,447	30,094,487

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $68,180, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $69,544.(xx)	$68,180	68,180
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $924,726, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $943,221.(xx)	924,726	924,726

Total Repurchase Agreements		992,906

Total Short-Term Investments (2.0%) (Cost $31,091,667)		31,087,393

Total Investments in Securities (98.6%) (Cost $936,252,860)		1,513,829,781
Other Assets Less Liabilities (1.4%)		21,330,487

Net Assets (100%)		$1,535,160,268

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $1,262,204. This was collateralized by $248,590 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $992,906 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$8,155,403	$—	$—		$8,155,403
Consumer Discretionary	129,656,511	—	—		129,656,511
Financials	184,195,053	—	—		184,195,053
Health Care	260,515,478	—	—		260,515,478
Industrials	220,276,955	12,927,071	—		233,204,026
Information Technology	571,325,570	11,823,301	—		583,148,871
Materials	19,771,605	—	—		19,771,605
Real Estate	43,879,571	—	—		43,879,571
Utilities	20,215,870	—	—		20,215,870
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	30,094,487	—	—		30,094,487
Repurchase Agreements	—	992,906	—		992,906

Total Assets	$1,488,086,503	$25,743,278	$—		$1,513,829,781

Total Liabilities	$—	$—	$—		$—

Total	$1,488,086,503	$25,743,278	$—		$1,513,829,781

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$579,246,587
Aggregate gross unrealized depreciation	(5,742,189)

Net unrealized appreciation	$573,504,398

Federal income tax cost of investments in securities and derivative instruments, if applicable	$940,325,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (34.9%)
iShares 1-3 Year Treasury Bond ETF	422,876	$36,473,055
iShares 3-7 Year Treasury Bond ETF	126,203	16,392,508
iShares 7-10 Year Treasury Bond ETF	47,489	5,362,933
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	32,788,904

Total Fixed Income		91,017,400

Equity (17.3%)
Vanguard S&P 500 ETF	124,141	45,224,566

Total Exchange Traded Funds (52.2%) (Cost $121,855,802)		136,241,966

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (3.6%)
U.S. Treasury Notes
1.375%, 1/31/22#	$9,349,000	9,450,427

Total Long-Term Debt Securities (3.6%) (Cost $9,448,092)		9,450,427

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (27.1%)
FFCB
0.00%, 4/1/21(o)(p)	3,500,000	3,500,000
0.01%, 4/8/21(o)(p)	13,500,000	13,499,980
0.04%, 4/22/21(o)(p)	2,000,000	1,999,945
0.05%, 4/28/21(o)(p)	5,000,000	4,999,787
0.05%, 4/29/21(o)(p)	11,000,000	10,999,514
FHLB
-0.02%, 4/5/21(o)(p)	18,500,000	18,500,046
-0.01%, 4/8/21(o)(p)	3,500,000	3,500,008
0.04%, 4/28/21(o)(p)	3,000,000	2,999,917
0.04%, 5/12/21(o)(p)	2,000,000	1,999,913
0.04%, 5/14/21(o)(p)	2,500,000	2,499,886
0.04%, 5/20/21(o)(p)	4,292,000	4,291,775
0.04%, 6/2/21(o)(p)	2,000,000	1,999,864

Total U.S. Government Agency Securities		70,790,635

U.S. Treasury Obligations (15.3%)
U.S. Treasury Bills
0.02%, 4/22/21(p)	40,000,000	39,999,444

Total Short-Term Investments (42.4%) (Cost $110,791,164)		110,790,079

Total Investments in Securities (98.2%) (Cost $242,095,058)		256,482,472
Other Assets Less Liabilities (1.8%)		4,599,520

Net Assets (100%)		$261,081,992

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,204,791.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2021.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	574	6/2021	EUR	26,023,198	571,191
FTSE 100 Index	129	6/2021	GBP	11,878,783	(49,911)
Russell 2000 E-Mini Index	256	6/2021	USD	28,448,000	(1,617,087)
S&P 500 E-Mini Index	230	6/2021	USD	45,625,100	395,133
TOPIX Index	72	6/2021	JPY	12,706,074	435,829

					(264,845)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$136,241,966	$—	$—	$136,241,966
Futures	1,402,153	—	—	1,402,153
Short-Term Investments
U.S. Government Agency Securities	—	70,790,635	—	70,790,635
U.S. Treasury Obligations	—	39,999,444	—	39,999,444
U.S. Treasury Obligations	—	9,450,427	—	9,450,427

Total Assets	$137,644,119	$120,240,506	$—	$257,884,625

Liabilities:
Futures	$(1,666,998)	$—	$—	$(1,666,998)

Total Liabilities	$(1,666,998)	$—	$—	$(1,666,998)

Total	$135,977,121	$120,240,506	$—	$256,217,627

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,108,200
Aggregate gross unrealized depreciation	(2,325,879)

Net unrealized appreciation	$11,782,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$244,435,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Media (3.3%)
Comcast Corp., Class A	522,400	$28,267,064

Total Communication Services		28,267,064

Consumer Discretionary (9.6%)
Automobiles (2.1%)
General Motors Co.*	319,930	18,383,178

Hotels, Restaurants & Leisure (3.8%)
Darden Restaurants, Inc.	67,300	9,556,600
Las Vegas Sands Corp.*	138,000	8,384,880
McDonald’s Corp.	40,600	9,100,084
Royal Caribbean Cruises Ltd.*	66,400	5,684,504

		32,726,068

Internet & Direct Marketing Retail (0.8%)
Booking Holdings, Inc.*	2,900	6,756,536

Multiline Retail (0.8%)
Kohl’s Corp.	115,200	6,867,072

Specialty Retail (1.7%)
AutoNation, Inc.*	161,100	15,017,742

Textiles, Apparel & Luxury Goods (0.4%)
Tapestry, Inc.*	80,367	3,311,924

Total Consumer Discretionary		83,062,520

Consumer Staples (7.4%)
Beverages (1.1%)
Coca-Cola Co. (The)	181,500	9,566,865

Food & Staples Retailing (4.1%)
BJ’s Wholesale Club Holdings, Inc.*	75,500	3,386,930
US Foods Holding Corp.*	840,400	32,036,048

		35,422,978

Food Products (2.2%)
Lamb Weston Holdings, Inc.	246,400	19,091,072

Total Consumer Staples		64,080,915

Energy (8.7%)
Oil, Gas & Consumable Fuels (8.7%)
Chevron Corp.	103,300	10,824,807
Diamondback Energy, Inc.	145,800	10,714,842
EOG Resources, Inc.	215,400	15,622,962
Phillips 66	170,500	13,902,570
Pioneer Natural Resources Co.	151,805	24,109,670

Total Energy		75,174,851

Financials (20.4%)
Banks (11.7%)
Bank of America Corp.	695,000	26,889,550
Citigroup, Inc.	404,955	29,460,476
People’s United Financial, Inc.	121,200	2,169,480
Wells Fargo & Co.	1,081,600	42,258,112

		100,777,618

Capital Markets (3.5%)
Franklin Resources, Inc.	121,700	3,602,320
Goldman Sachs Group, Inc. (The)	28,400	9,286,800
State Street Corp.	211,900	17,801,719

		30,690,839

Consumer Finance (1.1%)
American Express Co.	64,400	9,108,736

Insurance (4.1%)
American International Group, Inc.	390,200	18,031,142
Hartford Financial Services Group, Inc. (The)	70,984	4,741,022
Prudential Financial, Inc.	140,400	12,790,440

		35,562,604

Total Financials		176,139,797

Health Care (12.2%)
Biotechnology (3.0%)
AbbVie, Inc.	55,300	5,984,566
Biogen, Inc.*	16,100	4,503,975
Regeneron Pharmaceuticals, Inc.*	17,500	8,279,950
Vertex Pharmaceuticals, Inc.*	33,700	7,241,793

		26,010,284

Health Care Equipment & Supplies (1.5%)
Zimmer Biomet Holdings, Inc.	82,000	13,126,560

Health Care Providers & Services (6.5%)
Anthem, Inc.	21,600	7,753,320
Centene Corp.*	116,800	7,464,688
Cigna Corp.	99,200	23,980,608
CVS Health Corp.	161,100	12,119,553
McKesson Corp.	22,100	4,310,384

		55,628,553

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	164,100	10,359,633

Total Health Care		105,125,030

Industrials (18.8%)
Aerospace & Defense (3.6%)
Boeing Co. (The)*	60,900	15,512,448
Raytheon Technologies Corp.	198,900	15,369,003

		30,881,451

Air Freight & Logistics (2.1%)
FedEx Corp.	63,400	18,008,136

Airlines (2.8%)
Spirit Airlines, Inc.*	411,700	15,191,730
United Airlines Holdings, Inc.*	162,100	9,327,234

		24,518,964

Building Products (4.3%)
Carrier Global Corp.	217,200	9,170,184
Owens Corning	205,300	18,906,077
Trane Technologies plc	58,600	9,701,816

		37,778,077

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	54,700	11,873,729

Machinery (2.0%)
AGCO Corp.	42,700	6,133,855
Parker-Hannifin Corp.	34,900	11,008,507

		17,142,362

Professional Services (0.6%)
Leidos Holdings, Inc.	52,700	5,073,956

Road & Rail (2.0%)
Lyft, Inc., Class A*	100,000	6,318,000
Norfolk Southern Corp.	41,400	11,116,728

		17,434,728

Total Industrials		162,711,403

Information Technology (4.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	169,100	8,744,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.7%)
Sabre Corp.*	564,700	$8,363,207
WEX, Inc.*	29,200	6,109,224

		14,472,431

Semiconductors & Semiconductor Equipment (1.6%)
ON Semiconductor Corp.*	345,900	14,392,899

Total Information Technology		37,609,491

Materials (10.9%)
Chemicals (5.7%)
Celanese Corp.	106,500	15,954,765
DuPont de Nemours, Inc.	92,900	7,179,312
Eastman Chemical Co.	94,700	10,428,364
FMC Corp.	141,600	15,662,376

		49,224,817

Containers & Packaging (1.1%)
Westrock Co.	180,500	9,395,025

Metals & Mining (4.1%)
Alcoa Corp.*	280,900	9,126,441
Freeport-McMoRan, Inc.*	805,100	26,511,943

		35,638,384

Total Materials		94,258,226

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Host Hotels & Resorts, Inc. (REIT)*	524,100	8,831,085
Ventas, Inc. (REIT)	191,400	10,209,276

Total Real Estate		19,040,361

Utilities (0.5%)
Electric Utilities (0.5%)
PG&E Corp.*	344,100	4,029,411

Total Utilities		4,029,411

Total Common Stocks (98.3%) (Cost $615,543,692)		849,499,069

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.4%)
FFCB
0.00%, 4/1/21(o)(p)	$12,264,000	12,264,000

Total Short-Term Investment (1.4%) (Cost $12,264,000)		12,264,000

Total Investments in Securities (99.7%) (Cost $627,807,692)		861,763,069
Other Assets Less Liabilities (0.3%)		2,323,911

Net Assets (100%)		$864,086,980

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2021.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,267,064	$—	$—	$28,267,064
Consumer Discretionary	83,062,520	—	—	83,062,520
Consumer Staples	64,080,915	—	—	64,080,915
Energy	75,174,851	—	—	75,174,851
Financials	176,139,797	—	—	176,139,797
Health Care	105,125,030	—	—	105,125,030
Industrials	162,711,403	—	—	162,711,403
Information Technology	37,609,491	—	—	37,609,491
Materials	94,258,226	—	—	94,258,226
Real Estate	19,040,361	—	—	19,040,361
Utilities	4,029,411	—	—	4,029,411
Short-Term Investment
U.S. Government Agency Security	—	12,264,000	—	12,264,000

Total Assets	$849,499,069	$12,264,000	$—	$861,763,069

Total Liabilities	$—	$—	$—	$—

Total	$849,499,069	$12,264,000	$—	$861,763,069

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,639,458
Aggregate gross unrealized depreciation	(2,642,143)

Net unrealized appreciation	$231,997,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$629,765,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	272,660	$8,253,418
Cogent Communications Holdings, Inc.	93,665	6,440,405
Lumen Technologies, Inc.	39,326	525,002
Verizon Communications, Inc.	157,643	9,166,941

		24,385,766

Entertainment (1.3%)
Activision Blizzard, Inc.	48,909	4,548,537
Electronic Arts, Inc.	10,796	1,461,455
Live Nation Entertainment, Inc.*	5,745	486,314
Netflix, Inc.*	24,957	13,019,069
Take-Two Interactive Software, Inc.*	4,366	771,472
Walt Disney Co. (The)*	69,274	12,782,438

		33,069,285

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	16,547	34,128,519
Alphabet, Inc., Class C*	20,495	42,396,572
Facebook, Inc., Class A*	203,476	59,929,786
Twitter, Inc.*	30,432	1,936,388

		138,391,265

Media (1.2%)
Charter Communications, Inc., Class A*	22,131	13,655,270
Comcast Corp., Class A	239,407	12,954,313
Discovery, Inc., Class A(x)*	6,362	276,492
Discovery, Inc., Class C*	11,022	406,602
DISH Network Corp., Class A*	9,371	339,230
Fox Corp., Class A	12,489	450,978
Fox Corp., Class B	6,105	213,247
Interpublic Group of Cos., Inc. (The)	15,275	446,030
News Corp., Class A	14,137	359,504
News Corp., Class B	5,732	134,473
Omnicom Group, Inc.	8,341	618,485
ViacomCBS, Inc.	21,618	974,972

		30,829,596

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	22,321	2,796,598

Total Communication Services		229,472,510

Consumer Discretionary (9.1%)
Auto Components (0.1%)
Aptiv plc*	10,332	1,424,783
BorgWarner, Inc.	8,889	412,094

		1,836,877

Automobiles (1.0%)
Ford Motor Co.*	149,514	1,831,547
General Motors Co.*	48,867	2,807,898
Tesla, Inc.*	29,325	19,587,047

		24,226,492

Distributors (0.2%)
Genuine Parts Co.	5,620	649,616
LKQ Corp.*	116,350	4,925,095
Pool Corp.	1,555	536,848

		6,111,559

Hotels, Restaurants & Leisure (1.5%)
Caesars Entertainment, Inc.*	7,954	695,577
Carnival Corp.*	30,793	817,246
Chipotle Mexican Grill, Inc.*	4,162	5,913,453
Darden Restaurants, Inc.	5,056	717,952
Domino’s Pizza, Inc.(x)	1,480	544,329
Hilton Grand Vacations, Inc.*	86,422	3,239,961
Hilton Worldwide Holdings, Inc.*	10,616	1,283,687
Las Vegas Sands Corp.*	12,182	740,178
Marriott International, Inc., Class A*	10,176	1,507,167
McDonald’s Corp.	28,510	6,390,231
MGM Resorts International	15,786	599,710
Norwegian Cruise Line Holdings Ltd.(x)*	13,871	382,701
Penn National Gaming, Inc.*	5,677	595,177
Royal Caribbean Cruises Ltd.*	38,409	3,288,195
Starbucks Corp.	44,909	4,907,206
Wynn Resorts Ltd.*	25,359	3,179,258
Yum! Brands, Inc.	32,158	3,478,853

		38,280,881

Household Durables (0.3%)
DR Horton, Inc.	29,654	2,642,764
Garmin Ltd.	5,682	749,172
Leggett & Platt, Inc.	5,600	255,640
Lennar Corp., Class A	10,777	1,090,956
Mohawk Industries, Inc.*	2,252	433,082
Newell Brands, Inc.	14,068	376,741
NVR, Inc.*	134	631,264
PulteGroup, Inc.	9,822	515,066
Whirlpool Corp.	2,389	526,416

		7,221,101

Internet & Direct Marketing Retail (3.5%)
Amazon.com, Inc.*	25,944	80,272,811
Booking Holdings, Inc.*	1,567	3,650,859
eBay, Inc.	24,387	1,493,460
Etsy, Inc.*	4,825	973,058
Expedia Group, Inc.*	5,324	916,367

		87,306,555

Leisure Products (0.0%)
Hasbro, Inc.	4,621	444,171

Multiline Retail (0.7%)
Dollar General Corp.	20,698	4,193,829
Dollar Tree, Inc.*	22,436	2,568,025
Target Corp.	56,917	11,273,550

		18,035,404

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	2,495	457,808
AutoZone, Inc.*	847	1,189,442
Best Buy Co., Inc.	8,691	997,814
Burlington Stores, Inc.*	9,000	2,689,200
CarMax, Inc.*	6,088	807,634
Gap, Inc. (The)*	8,522	253,785
Home Depot, Inc. (The)	41,057	12,532,649
L Brands, Inc.*	8,683	537,130
Lowe’s Cos., Inc.	27,816	5,290,047
O’Reilly Automotive, Inc.*	2,681	1,359,937
Ross Stores, Inc.	13,622	1,633,414
TJX Cos., Inc. (The)	45,939	3,038,865
Tractor Supply Co.	4,457	789,246
Ulta Beauty, Inc.*	2,183	674,918

		32,251,889

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.	13,156	258,778
Levi Strauss & Co., Class A	122,105	2,919,531
NIKE, Inc., Class B	63,982	8,502,568
PVH Corp.*	2,634	278,414
Ralph Lauren Corp.*	1,752	215,776
Tapestry, Inc.*	10,651	438,928
Under Armour, Inc., Class A*	6,956	154,145
Under Armour, Inc., Class C*	7,966	147,052
VF Corp.	12,237	977,981

		13,893,173

Total Consumer Discretionary		229,608,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.0%)
Beverages (0.9%)
Brown-Forman Corp., Class B	7,138	$492,308
Coca-Cola Co. (The)	147,988	7,800,447
Constellation Brands, Inc., Class A	12,151	2,770,428
Molson Coors Beverage Co., Class B*	50,587	2,587,525
Monster Beverage Corp.*	14,140	1,288,013
PepsiCo, Inc.	52,590	7,438,856

		22,377,577

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	17,001	5,992,513
Kroger Co. (The)	28,555	1,027,694
Sysco Corp.	19,446	1,531,178
Walgreens Boots Alliance, Inc.	27,500	1,509,750
Walmart, Inc.	52,756	7,165,847

		17,226,982

Food Products (0.9%)
Archer-Daniels-Midland Co.	21,289	1,213,473
Campbell Soup Co.	7,584	381,248
Conagra Brands, Inc.	18,854	708,911
General Mills, Inc.	23,390	1,434,275
Hershey Co. (The)	5,565	880,160
Hormel Foods Corp.	10,777	514,925
JM Smucker Co. (The)	4,240	536,487
Kellogg Co.	10,157	642,938
Kraft Heinz Co. (The)	73,211	2,928,440
Lamb Weston Holdings, Inc.	116,759	9,046,487
McCormick & Co., Inc. (Non- Voting)	9,328	831,685
Mondelez International, Inc., Class A	53,928	3,156,406
Tyson Foods, Inc., Class A	11,398	846,871

		23,122,306

Household Products (1.2%)
Church & Dwight Co., Inc.	35,968	3,141,805
Clorox Co. (The)	4,777	921,388
Colgate-Palmolive Co.	32,291	2,545,500
Kimberly-Clark Corp.	12,729	1,769,967
Procter & Gamble Co. (The)	163,975	22,207,134

		30,585,794

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	17,034	4,954,339

Tobacco (1.1%)
Altria Group, Inc.	170,892	8,742,835
Philip Morris International, Inc.	209,244	18,568,312

		27,311,147

Total Consumer Staples		125,578,145

Energy (2.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	27,838	601,579
Halliburton Co.	34,179	733,481
NOV, Inc.*	16,310	223,773
Schlumberger NV	53,263	1,448,221
TechnipFMC plc*	686,780	5,301,942

		8,308,996

Oil, Gas & Consumable Fuels (2.5%)
APA Corp.*	14,719	263,470
Cabot Oil & Gas Corp.	14,224	267,127
Chevron Corp.	229,436	24,042,599
ConocoPhillips	111,257	5,893,283
Devon Energy Corp.	22,374	488,872
Diamondback Energy, Inc.	6,442	473,423
EOG Resources, Inc.	55,190	4,002,931
Equitrans Midstream Corp.	91,412	745,922
Exxon Mobil Corp.	161,783	9,032,345
Hess Corp.	10,290	728,120
HollyFrontier Corp.	6,238	223,196
Kinder Morgan, Inc.	74,492	1,240,292
Kosmos Energy Ltd.*	1,835,360	5,634,555
Marathon Oil Corp.	32,121	343,052
Marathon Petroleum Corp.	24,896	1,331,687
Occidental Petroleum Corp.	31,294	833,046
ONEOK, Inc.	16,858	854,026
Phillips 66	16,713	1,362,778
Pioneer Natural Resources Co.	7,973	1,266,272
Valero Energy Corp.	15,529	1,111,876
Williams Cos., Inc. (The)	46,435	1,100,045

		61,238,917

Total Energy		69,547,913

Financials (9.1%)
Banks (3.3%)
Bank of America Corp.	655,082	25,345,123
Citigroup, Inc.	79,661	5,795,338
Citizens Financial Group, Inc.	16,490	728,033
Comerica, Inc.	5,200	373,048
Fifth Third Bancorp	27,821	1,041,896
First Republic Bank	6,656	1,109,888
Huntington Bancshares, Inc.	37,610	591,229
JPMorgan Chase & Co.	147,011	22,379,484
KeyCorp	35,743	714,145
M&T Bank Corp.	4,909	744,253
People’s United Financial, Inc.	17,571	314,521
PNC Financial Services Group, Inc. (The)‡	16,212	2,843,747
Popular, Inc.	54,650	3,842,988
Regions Financial Corp.	37,894	782,890
SVB Financial Group*	8,716	4,302,741
Truist Financial Corp.	51,583	3,008,321
US Bancorp	51,739	2,861,684
Wells Fargo & Co.	158,197	6,180,757
Zions Bancorp NA	5,981	328,716

		83,288,802

Capital Markets (2.7%)
Ameriprise Financial, Inc.	4,514	1,049,279
Bank of New York Mellon Corp. (The)	30,362	1,435,819
BlackRock, Inc.‡	5,427	4,091,741
Blackstone Group, Inc. (The), Class A	37,805	2,817,607
Cboe Global Markets, Inc.	4,085	403,149
Charles Schwab Corp. (The)	57,076	3,720,214
CME Group, Inc.	20,197	4,124,833
Franklin Resources, Inc.	11,048	327,021
Goldman Sachs Group, Inc. (The)	13,165	4,304,955
Intercontinental Exchange, Inc.	48,887	5,459,700
Invesco Ltd.	14,180	357,620
MarketAxess Holdings, Inc.	1,408	701,071
Moody’s Corp.	14,954	4,465,414
Morgan Stanley	248,044	19,263,097
MSCI, Inc.	9,330	3,911,882
Nasdaq, Inc.	19,460	2,869,572
Northern Trust Corp.	7,963	836,991
Raymond James Financial, Inc.	4,663	571,497
S&P Global, Inc.	9,206	3,248,521
State Street Corp.	13,434	1,128,590
T. Rowe Price Group, Inc.	8,636	1,481,938

		66,570,511

Consumer Finance (0.3%)
American Express Co.	24,955	3,529,635
Capital One Financial Corp.	17,501	2,226,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	11,715	$1,112,808
Synchrony Financial	20,327	826,496

		7,695,591

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	72,815	18,602,048

Insurance (2.1%)
Aflac, Inc.	24,161	1,236,560
Allstate Corp. (The)	11,634	1,336,747
American International Group, Inc.	32,965	1,523,313
Aon plc, Class A	73,828	16,988,561
Arthur J Gallagher & Co.	7,203	898,718
Assurant, Inc.	2,287	324,228
Chubb Ltd.	35,521	5,611,252
Cincinnati Financial Corp.	5,554	572,562
Everest Re Group Ltd.	1,454	360,316
Globe Life, Inc.	3,611	348,931
Hartford Financial Services Group, Inc. (The)	13,997	934,860
Lincoln National Corp.	6,808	423,934
Loews Corp.	8,846	453,623
Marsh & McLennan Cos., Inc.	41,637	5,071,387
MetLife, Inc.	28,621	1,739,870
Principal Financial Group, Inc.	9,628	577,295
Progressive Corp. (The)	81,038	7,748,043
Prudential Financial, Inc.	15,152	1,380,347
RenaissanceRe Holdings Ltd.	13,200	2,115,300
Travelers Cos., Inc. (The)	9,692	1,457,677
Unum Group	8,066	224,477
W R Berkley Corp.	5,672	427,385
Willis Towers Watson plc	4,932	1,128,836

		52,884,222

Total Financials		229,041,174

Health Care (10.8%)
Biotechnology (1.6%)
AbbVie, Inc.	106,220	11,495,128
Alexion Pharmaceuticals, Inc.*	8,374	1,280,468
Allakos, Inc.*	8,787	1,008,572
Amgen, Inc.	22,057	5,488,002
Biogen, Inc.*	5,740	1,605,765
Biohaven Pharmaceutical Holding Co. Ltd.*	30,733	2,100,601
Gilead Sciences, Inc.	47,963	3,099,849
Incyte Corp.*	7,011	569,784
Karuna Therapeutics, Inc.*	11,011	1,323,853
Neurocrine Biosciences, Inc.*	18,693	1,817,894
Regeneron Pharmaceuticals, Inc.*	4,012	1,898,238
Seagen, Inc.*	23,652	3,284,317
Ultragenyx Pharmaceutical, Inc.*	15,614	1,777,810
Vertex Pharmaceuticals, Inc.*	9,950	2,138,155

		38,888,436

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	195,646	23,446,217
ABIOMED, Inc.*	1,729	551,084
Align Technology, Inc.*	2,745	1,486,500
Baxter International, Inc.	19,058	1,607,352
Becton Dickinson and Co.	11,097	2,698,235
Boston Scientific Corp.*	53,800	2,079,370
Cooper Cos., Inc. (The)	1,811	695,587
Danaher Corp.	36,095	8,124,262
Dentsply Sirona, Inc.	8,340	532,175
Dexcom, Inc.*	3,674	1,320,399
Edwards Lifesciences Corp.*	50,678	4,238,708
Hologic, Inc.*	9,702	721,635
IDEXX Laboratories, Inc.*	3,261	1,595,640
Intuitive Surgical, Inc.*	4,498	3,323,752
Masimo Corp.*	34,675	7,963,460
Medtronic plc	51,502	6,083,931
ResMed, Inc.	5,545	1,075,841
STERIS plc	3,320	632,394
Stryker Corp.	12,510	3,047,186
Teleflex, Inc.	1,843	765,693
Varian Medical Systems, Inc.*	3,564	629,153
West Pharmaceutical Services, Inc.	2,870	808,709
Zimmer Biomet Holdings, Inc.	7,931	1,269,594

		74,696,877

Health Care Providers & Services (3.2%)
AmerisourceBergen Corp.	5,929	700,037
Anthem, Inc.	15,391	5,524,599
Cardinal Health, Inc.	10,825	657,619
Centene Corp.*	56,066	3,583,178
Cigna Corp.	13,437	3,248,260
CVS Health Corp.	50,083	3,767,744
DaVita, Inc.*	2,869	309,192
HCA Healthcare, Inc.	43,159	8,128,566
Henry Schein, Inc.*	5,446	377,081
Humana, Inc.	22,271	9,337,117
Laboratory Corp. of America Holdings*	3,798	968,604
McKesson Corp.	5,938	1,158,148
Quest Diagnostics, Inc.	5,157	661,849
UnitedHealth Group, Inc.	112,107	41,711,652
Universal Health Services, Inc., Class B	2,986	398,303

		80,531,949

Health Care Technology (0.0%)
Cerner Corp.	11,431	821,660

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	11,708	1,488,555
Bio-Rad Laboratories, Inc., Class A*	819	467,788
Illumina, Inc.*	5,586	2,145,359
IQVIA Holdings, Inc.*	7,336	1,416,875
Mettler-Toledo International, Inc.*	874	1,010,073
PerkinElmer, Inc.	4,376	561,397
Syneos Health, Inc.*	61,043	4,630,112
Thermo Fisher Scientific, Inc.	15,039	6,863,499
Waters Corp.*	2,341	665,242

		19,248,900

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	85,562	5,401,529
Catalent, Inc.*	6,507	685,252
Eli Lilly and Co.	54,440	10,170,481
Johnson & Johnson	128,634	21,140,998
Merck & Co., Inc.	96,305	7,424,152
Perrigo Co. plc	4,468	180,820
Pfizer, Inc.	213,752	7,744,235
Viatris, Inc.*	46,162	644,883
Zoetis, Inc.	18,185	2,863,774

		56,256,124

Total Health Care		270,443,946

Industrials (7.4%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	20,951	5,336,639
General Dynamics Corp.	8,894	1,614,795
HEICO Corp., Class A	14,317	1,626,411
Howmet Aerospace, Inc.*	14,792	475,267
Huntington Ingalls Industries, Inc.	1,501	308,981
L3Harris Technologies, Inc.	56,144	11,379,266
Lockheed Martin Corp.	9,421	3,481,059
Northrop Grumman Corp.	5,932	1,919,832
Raytheon Technologies Corp.	58,110	4,490,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	1,419	$586,969
Textron, Inc.	8,509	477,185
TransDigm Group, Inc.*	6,961	4,092,511

		35,789,075

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	5,208	496,999
Expeditors International of Washington, Inc.	6,386	687,708
FedEx Corp.	9,392	2,667,704
United Parcel Service, Inc., Class B	27,602	4,692,064

		8,544,475

Airlines (0.2%)
Alaska Air Group, Inc.*	5,102	353,109
American Airlines Group, Inc.*	24,173	577,735
Delta Air Lines, Inc.*	24,401	1,178,080
Southwest Airlines Co.*	22,585	1,379,040
United Airlines Holdings, Inc.*	12,162	699,802

		4,187,766

Building Products (0.4%)
A O Smith Corp.	4,811	325,272
Allegion plc	3,683	462,658
Carrier Global Corp.	111,717	4,716,692
Fortune Brands Home & Security, Inc.	5,299	507,750
Johnson Controls International plc	27,699	1,652,799
Masco Corp.	9,768	585,103
Trane Technologies plc	8,958	1,483,087

		9,733,361

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,363	1,147,826
Copart, Inc.*	7,843	851,828
Republic Services, Inc.	8,247	819,339
Rollins, Inc.	8,408	289,403
Waste Connections, Inc.	23,233	2,508,699
Waste Management, Inc.	14,876	1,919,302

		7,536,397

Construction & Engineering (0.2%)
Arcosa, Inc.	84,875	5,524,514
Quanta Services, Inc.	5,336	469,461

		5,993,975

Electrical Equipment (0.4%)
AMETEK, Inc.	26,543	3,390,337
Eaton Corp. plc	15,251	2,108,908
Emerson Electric Co.	22,883	2,064,504
Generac Holdings, Inc.*	2,401	786,208
Rockwell Automation, Inc.	4,445	1,179,881

		9,529,838

Industrial Conglomerates (0.9%)
3M Co.	51,941	10,007,992
General Electric Co.	335,176	4,400,861
Honeywell International, Inc.	26,561	5,765,596
Roper Technologies, Inc.	4,013	1,618,604

		21,793,053

Machinery (1.3%)
Caterpillar, Inc.	20,786	4,819,650
Cummins, Inc.	36,278	9,399,993
Deere & Co.	11,991	4,486,313
Dover Corp.	5,469	749,964
Fortive Corp.	12,831	906,382
IDEX Corp.	2,932	613,726
Illinois Tool Works, Inc.	11,021	2,441,372
Ingersoll Rand, Inc.*	14,789	727,767
Otis Worldwide Corp.	15,529	1,062,960
PACCAR, Inc.	13,256	1,231,747
Parker-Hannifin Corp.	4,901	1,545,922
Pentair plc	6,820	425,022
Snap-on, Inc.	2,020	466,095
Stanley Black & Decker, Inc.	6,131	1,224,177
Westinghouse Air Brake Technologies Corp.	6,493	513,986
Xylem, Inc.	6,661	700,604

		31,315,680

Professional Services (0.4%)
Dun & Bradstreet Holdings, Inc.*	88,072	2,096,994
Equifax, Inc.	18,984	3,438,572
IHS Markit Ltd.	14,260	1,380,083
Jacobs Engineering Group, Inc.	4,896	632,906
Leidos Holdings, Inc.	5,216	502,196
Nielsen Holdings plc	13,541	340,556
Robert Half International, Inc.	4,054	316,496
Verisk Analytics, Inc.	6,221	1,099,189

		9,806,992

Road & Rail (1.5%)
CSX Corp.	50,822	4,900,257
JB Hunt Transport Services, Inc.	3,048	512,277
Kansas City Southern	3,438	907,357
Norfolk Southern Corp.	9,568	2,569,200
Old Dominion Freight Line, Inc.	3,681	884,949
Saia, Inc.*	41,695	9,614,033
Union Pacific Corp.	87,380	19,259,426

		38,647,499

Trading Companies & Distributors (0.1%)
Fastenal Co.	21,967	1,104,501
United Rentals, Inc.*	2,699	888,808
WW Grainger, Inc.	1,711	685,991

		2,679,300

Total Industrials		185,557,411

Information Technology (21.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	2,079	627,629
Cisco Systems, Inc.	160,905	8,320,398
F5 Networks, Inc.*	2,410	502,774
Juniper Networks, Inc.	12,406	314,244
Motorola Solutions, Inc.	56,371	10,600,567

		20,365,612

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	22,892	1,510,185
CDW Corp.	5,231	867,038
Corning, Inc.	29,233	1,271,928
FLIR Systems, Inc.	5,571	314,595
IPG Photonics Corp.*	1,468	309,660
Keysight Technologies, Inc.*	6,953	997,060
TE Connectivity Ltd.	12,655	1,633,887
Trimble, Inc.*	58,833	4,576,619
Zebra Technologies Corp., Class A*	2,040	989,767

		12,470,739

IT Services (4.6%)
Accenture plc, Class A	59,982	16,570,027
Akamai Technologies, Inc.*	6,164	628,112
Automatic Data Processing, Inc.	16,408	3,092,416
Broadridge Financial Solutions, Inc.	4,506	689,869
Cognizant Technology Solutions Corp., Class A	19,964	1,559,588
DXC Technology Co.*	10,140	316,976
Fidelity National Information Services, Inc.	23,742	3,338,363
Fiserv, Inc.*	22,012	2,620,308
FleetCor Technologies, Inc.*	10,843	2,912,755
Gartner, Inc.*	3,261	595,296
Global Payments, Inc.	11,274	2,272,613
GoDaddy, Inc., Class A*	22,800	1,769,736
International Business Machines Corp.	34,094	4,543,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	2,953	$448,029
Mastercard, Inc., Class A	85,152	30,318,370
Okta, Inc.*	4,424	975,182
Paychex, Inc.	12,242	1,199,961
PayPal Holdings, Inc.*	55,317	13,433,180
VeriSign, Inc.*	8,106	1,611,149
Visa, Inc., Class A	123,061	26,055,705
Western Union Co. (The)	15,561	383,734

		115,334,735

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	46,484	3,648,994
Analog Devices, Inc.	14,137	2,192,366
Applied Materials, Inc.	34,945	4,668,652
ASML Holding NV (Registered) (NYRS)	11,532	7,119,396
Broadcom, Inc.	25,338	11,748,217
Enphase Energy, Inc.*	12,676	2,055,540
Entegris, Inc.	46,905	5,243,979
Intel Corp.	184,282	11,794,048
KLA Corp.	5,910	1,952,664
Lam Research Corp.	17,812	10,602,415
Maxim Integrated Products, Inc.	10,228	934,532
Microchip Technology, Inc.	10,283	1,596,127
Micron Technology, Inc.*	101,958	8,993,715
Monolithic Power Systems, Inc.	1,564	552,420
NVIDIA Corp.	40,504	21,626,301
NXP Semiconductors NV	10,579	2,129,976
ON Semiconductor Corp.*	347,516	14,460,141
Qorvo, Inc.*	4,364	797,303
QUALCOMM, Inc.	43,563	5,776,018
Skyworks Solutions, Inc.	6,355	1,166,015
Teradyne, Inc.	6,582	800,898
Texas Instruments, Inc.	103,408	19,543,078
Universal Display Corp.	23,080	5,464,652
Xilinx, Inc.	9,379	1,162,058

		146,029,505

Software (6.4%)
Adobe, Inc.*	39,744	18,893,105
ANSYS, Inc.*	3,403	1,155,523
Autodesk, Inc.*	8,414	2,331,940
Bill.com Holdings, Inc.*	15,093	2,196,031
Cadence Design Systems, Inc.*	10,642	1,457,848
CDK Global, Inc.	36,198	1,956,864
Citrix Systems, Inc.	4,524	634,989
Fortinet, Inc.*	5,155	950,685
Intuit, Inc.	10,458	4,006,041
Microsoft Corp.	443,044	104,456,484
NortonLifeLock, Inc.	21,371	454,347
Oracle Corp.	70,831	4,970,211
Paycom Software, Inc.*	1,862	689,052
salesforce.com, Inc.*	35,010	7,417,569
ServiceNow, Inc.*	13,438	6,720,478
Synopsys, Inc.*	5,840	1,447,035
Tyler Technologies, Inc.*	1,575	668,635

		160,406,837

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	623,440	76,153,196
Hewlett Packard Enterprise Co.	49,799	783,836
HP, Inc.	47,833	1,518,698
NetApp, Inc.	8,547	621,110
Seagate Technology plc	7,671	588,749
Western Digital Corp.	11,974	799,265

		80,464,854

Total Information Technology		535,072,282

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	16,748	4,711,882
Albemarle Corp.	4,587	670,207
Celanese Corp.	4,308	645,381
CF Industries Holdings, Inc.	8,689	394,307
Corteva, Inc.	28,506	1,328,950
Dow, Inc.	28,381	1,814,681
DuPont de Nemours, Inc.	20,526	1,586,249
Eastman Chemical Co.	5,081	559,520
Ecolab, Inc.	9,502	2,034,093
FMC Corp.	5,040	557,474
International Flavors & Fragrances, Inc.	9,515	1,328,389
Linde plc	19,940	5,585,992
LyondellBasell Industries NV, Class A	9,838	1,023,644
Mosaic Co. (The)	13,393	423,353
Nutrien Ltd.	151,890	8,185,352
PPG Industries, Inc.	9,038	1,358,050
Sherwin-Williams Co. (The)	14,800	10,922,548

		43,130,072

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,342	786,491
Vulcan Materials Co.	5,007	844,931

		1,631,422

Containers & Packaging (0.2%)
Amcor plc	58,256	680,430
Avery Dennison Corp.	3,141	576,845
Ball Corp.	12,516	1,060,606
International Paper Co.	15,374	831,272
Packaging Corp. of America	3,592	483,052
Sealed Air Corp.	5,777	264,702
Westrock Co.	9,705	505,145

		4,402,052

Metals & Mining (0.5%)
Allegheny Technologies, Inc.*	128,667	2,709,727
ArcelorMittal SA (Registered) (NYRS)(x)*	207,711	6,058,930
Freeport-McMoRan, Inc.*	55,591	1,830,612
Newmont Corp.	30,739	1,852,639
Nucor Corp.	11,243	902,476

		13,354,384

Total Materials		62,517,930

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,908	806,384
American Tower Corp. (REIT)	16,997	4,063,303
AvalonBay Communities, Inc. (REIT)	5,322	981,962
Boston Properties, Inc. (REIT)	5,412	548,019
Crown Castle International Corp. (REIT)	27,190	4,680,215
Digital Realty Trust, Inc. (REIT)	10,720	1,509,805
Duke Realty Corp. (REIT)	14,432	605,134
Equinix, Inc. (REIT)	7,471	5,077,217
Equity Residential (REIT)	13,001	931,262
Essex Property Trust, Inc. (REIT)	2,465	670,086
Extra Space Storage, Inc. (REIT)	5,116	678,126
Federal Realty Investment Trust (REIT)	2,568	260,524
Healthpeak Properties, Inc. (REIT)	21,263	674,888
Host Hotels & Resorts, Inc. (REIT)*	27,880	469,778
Iron Mountain, Inc. (REIT)	10,457	387,013
Kimco Realty Corp. (REIT)	15,230	285,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mid-America Apartment Communities, Inc. (REIT)	4,223	$609,632
Park Hotels & Resorts, Inc. (REIT)*	165,645	3,574,619
Prologis, Inc. (REIT)	28,285	2,998,210
Public Storage (REIT)	5,820	1,436,143
Realty Income Corp. (REIT)	14,259	905,446
Regency Centers Corp. (REIT)	6,254	354,664
SBA Communications Corp. (REIT)	4,109	1,140,453
Simon Property Group, Inc. (REIT)	12,574	1,430,544
UDR, Inc. (REIT)	11,620	509,653
Ventas, Inc. (REIT)	13,935	743,293
Vornado Realty Trust (REIT)	5,799	263,217
Welltower, Inc. (REIT)	15,967	1,143,716
Weyerhaeuser Co. (REIT)	29,212	1,039,947

		38,778,815

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	13,098	1,036,183

Total Real Estate		39,814,998

Utilities (2.0%)
Electric Utilities (0.9%)
Alliant Energy Corp.	9,235	500,168
American Electric Power Co., Inc.	18,993	1,608,707
Duke Energy Corp.	29,355	2,833,638
Edison International	14,926	874,664
Entergy Corp.	7,661	762,040
Evergy, Inc.	8,708	518,387
Eversource Energy	13,046	1,129,653
Exelon Corp.	37,328	1,632,727
FirstEnergy Corp.	20,709	718,395
NextEra Energy, Inc.	74,959	5,667,650
NRG Energy, Inc.	8,936	337,155
Pinnacle West Capital Corp.	4,295	349,398
PPL Corp.	28,944	834,745
Southern Co. (The)	40,415	2,512,196
Xcel Energy, Inc.	20,711	1,377,489

		21,657,012

Gas Utilities (0.2%)
Atmos Energy Corp.	40,425	3,996,011

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	163,962	4,395,821

Multi-Utilities (0.7%)
Ameren Corp.	9,949	809,451
CenterPoint Energy, Inc.	116,169	2,631,228
CMS Energy Corp.	109,834	6,724,037
Consolidated Edison, Inc.	12,726	951,905
Dominion Energy, Inc.	30,697	2,331,744
DTE Energy Co.	7,587	1,010,133
NiSource, Inc.	14,981	361,192
Public Service Enterprise Group, Inc.	19,355	1,165,365
Sempra Energy	11,556	1,532,094
WEC Energy Group, Inc.	12,069	1,129,538

		18,646,687

Water Utilities (0.0%)
American Water Works Co., Inc.	6,936	1,039,845

Total Utilities		49,735,376

Total Common Stocks (80.7%) (Cost $913,972,702)		2,026,389,787

EXCHANGE TRADED FUNDS (ETF):
Equity (9.7%)
iShares Core S&P 500 ETF	215,144	85,588,586
iShares Morningstar Growth ETF	13,298	3,836,074
iShares Morningstar US Equity ETF(x)	194,002	43,510,788
iShares Morningstar Value ETF	29,463	3,619,235
iShares Russell 1000 ETF	190,199	42,572,242
iShares Russell 1000 Growth ETF	17,497	4,252,471
iShares S&P 500 Growth ETF	33,192	2,161,131
SPDR Portfolio S&P 500 Growth ETF(x)	76,400	4,308,960
SPDR Portfolio S&P 500 Value ETF	89,400	3,388,260
Vanguard Growth ETF(x)	16,900	4,343,976
Vanguard Large-Cap ETF(x)	206,513	38,266,859
Vanguard Russell 1000 Value	26,300	3,496,059
Vanguard Value ETF	25,000	3,286,500

Total Exchange Traded Funds (9.7%) (Cost $90,085,688)		242,631,141

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	117,289,221	117,347,866

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,667,754, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $1,701,110.(xx)	1,667,754	1,667,754
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $1,109,703.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $6,000,032, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $6,636,243.(xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $110,992.(xx)	$100,000	$100,000

Total Repurchase Agreements		8,867,754

Total Short-Term Investments (5.0%) (Cost $126,203,510)		126,215,620

Total Investments in Securities (95.4%) (Cost $1,130,261,900)		2,395,236,548
Other Assets Less Liabilities (4.6%)		114,239,695

Net Assets (100%)		$2,509,476,243

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $11,647,388. This was collateralized by $2,923,324 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 4/29/21 - 2/15/50 and by cash of $8,867,754 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	16,212	2,498,581	—	(94,633)	64,728	375,071	2,843,747	19,284	—
Capital Markets
BlackRock, Inc.	5,427	4,050,726	—	(136,564)	43,399	134,180	4,091,741	22,414	—

Total		6,549,307	—	(231,197)	108,127	509,251	6,935,488	41,698	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,167	6/2021	USD	231,497,790	2,168,299

					2,168,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$229,472,510	$—	$—	$229,472,510
Consumer Discretionary	229,608,102	—	—	229,608,102
Consumer Staples	125,578,145	—	—	125,578,145
Energy	69,547,913	—	—	69,547,913
Financials	229,041,174	—	—	229,041,174
Health Care	270,443,946	—	—	270,443,946
Industrials	185,557,411	—	—	185,557,411
Information Technology	535,072,282	—	—	535,072,282
Materials	62,517,930	—	—	62,517,930
Real Estate	39,814,998	—	—	39,814,998
Utilities	49,735,376	—	—	49,735,376
Exchange Traded Funds	242,631,141	—	—	242,631,141
Futures	2,168,299	—	—	2,168,299
Short-Term Investments
Investment Company	117,347,866	—	—	117,347,866
Repurchase Agreements	—	8,867,754	—	8,867,754

Total Assets	$2,388,537,093	$8,867,754	$—	$2,397,404,847

Total Liabilities	$—	$—	$—	$—

Total	$2,388,537,093	$8,867,754	$—	$2,397,404,847

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,295,707,276
Aggregate gross unrealized depreciation	(35,206,788)

Net unrealized appreciation	$1,260,500,488

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,136,904,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.8%)
Entertainment (2.0%)
Activision Blizzard, Inc.	32,600	$3,031,800
Electronic Arts, Inc.	4,200	568,554
Live Nation Entertainment, Inc.*	15,300	1,295,145
Netflix, Inc.*	46,058	24,026,616
Playtika Holding Corp.*	3,897	106,037
Roku, Inc.*	11,750	3,827,798
Spotify Technology SA*	14,500	3,885,275
Take-Two Interactive Software, Inc.*	11,400	2,014,380
World Wrestling Entertainment, Inc., Class A	4,900	265,874
Zynga, Inc., Class A*	78,800	804,548

		39,826,027

Interactive Media & Services (9.3%)
Alphabet, Inc., Class A*	25,292	52,165,256
Alphabet, Inc., Class C*	24,504	50,689,710
Facebook, Inc., Class A*	259,898	76,547,758
IAC/InterActiveCorp*	8,100	1,752,111
Match Group, Inc.*	24,143	3,316,765
Pinterest, Inc., Class A*	36,000	2,665,080
Zillow Group, Inc., Class A*	700	91,966
Zillow Group, Inc., Class C*	1,700	220,388

		187,449,034

Media (0.5%)
Altice USA, Inc., Class A*	24,300	790,479
Cable One, Inc.	600	1,097,016
Charter Communications, Inc., Class A*	13,766	8,493,897
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,000	44,080
Liberty Media Corp.-Liberty SiriusXM, Class C*	2,100	92,631
Nexstar Media Group, Inc., Class A	3,000	421,290
Sirius XM Holdings, Inc.(x)	72,400	440,916

		11,380,309

Total Communication Services		238,655,370

Consumer Discretionary (16.4%)
Auto Components (0.0%)
BorgWarner, Inc.	3,258	151,041

Automobiles (2.7%)
Tesla, Inc.*	82,838	55,329,985

Distributors (0.1%)
Pool Corp.	4,150	1,432,746

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,500	771,525
Chegg, Inc.*	14,000	1,199,240
frontdoor, Inc.*	1,500	80,625
H&R Block, Inc.	13,900	303,020

		2,354,410

Hotels, Restaurants & Leisure (0.9%)
Chipotle Mexican Grill, Inc.*	3,073	4,366,180
Domino’s Pizza, Inc.(x)	4,200	1,544,718
Las Vegas Sands Corp.*	15,288	928,899
McDonald’s Corp.	11,513	2,580,524
Planet Fitness, Inc., Class A*	5,000	386,500
Starbucks Corp.	72,922	7,968,187
Vail Resorts, Inc.*	400	116,664
Wendy’s Co. (The)	19,300	391,018
Wynn Resorts Ltd.*	2,700	338,499
Yum China Holdings, Inc.	2,964	175,498
Yum! Brands, Inc.	2,364	255,738

		19,052,425

Household Durables (0.0%)
NVR, Inc.*	50	235,547
Tempur Sealy International, Inc.	15,100	552,056

		787,603

Internet & Direct Marketing Retail (8.0%)
Amazon.com, Inc.*	45,894	141,999,708
Booking Holdings, Inc.*	4,469	10,412,055
eBay, Inc.	63,950	3,916,298
Etsy, Inc.*	12,750	2,571,292
Expedia Group, Inc.*	1,635	281,416
Grubhub, Inc.*	900	54,000
Wayfair, Inc., Class A*	7,000	2,203,250

		161,438,019

Leisure Products (0.1%)
Mattel, Inc.*	22,000	438,240
Peloton Interactive, Inc., Class A*	6,600	742,104
Polaris, Inc.	550	73,425

		1,253,769

Multiline Retail (0.4%)
Dollar General Corp.	26,500	5,369,430
Dollar Tree, Inc.*	12,046	1,378,785
Ollie’s Bargain Outlet Holdings, Inc.*	5,200	452,400

		7,200,615

Specialty Retail (3.0%)
AutoZone, Inc.*	1,514	2,126,110
Best Buy Co., Inc.	4,400	505,164
Burlington Stores, Inc.*	6,250	1,867,500
CarMax, Inc.*	1,296	171,928
Carvana Co.*	6,000	1,574,400
Five Below, Inc.*	5,900	1,125,661
Floor & Decor Holdings, Inc., Class A*	10,050	959,574
Home Depot, Inc. (The)	58,132	17,744,793
Leslie’s, Inc.*	3,021	73,984
Lowe’s Cos., Inc.	79,384	15,097,249
O’Reilly Automotive, Inc.*	7,561	3,835,317
Petco Health & Wellness Co., Inc.*	2,643	58,569
Ross Stores, Inc.	30,524	3,660,133
TJX Cos., Inc. (The)	104,942	6,941,913
Tractor Supply Co.	12,500	2,213,500
Ulta Beauty, Inc.*	5,400	1,669,518
Vroom, Inc.*	8,817	343,775
Williams-Sonoma, Inc.	1,279	229,197

		60,198,285

Textiles, Apparel & Luxury Goods (1.1%)
Lululemon Athletica, Inc.*	12,250	3,757,197
NIKE, Inc., Class B	134,339	17,852,310
VF Corp.	1,950	155,844

		21,765,351

Total Consumer Discretionary		330,964,249

Consumer Staples (4.4%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,000	1,206,280
Brown-Forman Corp., Class A	4,100	261,047
Brown-Forman Corp., Class B	16,590	1,144,213
Coca-Cola Co. (The)	245,462	12,938,302
Monster Beverage Corp.*	39,858	3,630,665
PepsiCo, Inc.	110,216	15,590,053

		34,770,560

Food & Staples Retailing (0.9%)
Albertsons Cos., Inc., Class A(x)	6,256	119,302
Costco Wholesale Corp.	42,166	14,862,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Grocery Outlet Holding Corp.*	4,115	$151,802
Sprouts Farmers Market, Inc.*	10,655	283,636
Sysco Corp.	37,236	2,931,963

		18,349,375

Food Products (0.3%)
Beyond Meat, Inc.(x)*	4,500	585,540
Campbell Soup Co.	10,495	527,584
Hershey Co. (The)	12,269	1,940,465
Kellogg Co.	9,128	577,802
Lamb Weston Holdings, Inc.	3,600	278,928
McCormick & Co., Inc. (Non-Voting)	14,976	1,335,260
Pilgrim’s Pride Corp.*	1,700	40,443

		5,286,022

Household Products (1.0%)
Church & Dwight Co., Inc.	26,736	2,335,390
Clorox Co. (The)	9,674	1,865,921
Energizer Holdings, Inc.	5,800	275,268
Procter & Gamble Co. (The)	117,800	15,953,654
Reynolds Consumer Products, Inc.	1,377	41,007

		20,471,240

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,874	6,362,053
Herbalife Nutrition Ltd.*	1,284	56,958

		6,419,011

Tobacco (0.2%)
Altria Group, Inc.	87,678	4,485,606

Total Consumer Staples		89,781,814

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	24,900	1,793,049
Equitrans Midstream Corp.	4,000	32,640

Total Energy		1,825,689

Financials (1.9%)
Capital Markets (1.2%)
Ares Management Corp.	10,500	588,315
Carlyle Group, Inc. (The)	1,100	40,436
Cboe Global Markets, Inc.	2,530	249,686
FactSet Research Systems, Inc.	3,969	1,224,794
Intercontinental Exchange, Inc.	21,075	2,353,656
LPL Financial Holdings, Inc.	610	86,718
MarketAxess Holdings, Inc.	4,000	1,991,680
Moody’s Corp.	17,602	5,256,133
Morningstar, Inc.	1,935	435,452
MSCI, Inc.	8,691	3,643,962
S&P Global, Inc.	15,382	5,427,846
T. Rowe Price Group, Inc.	6,136	1,052,938
Tradeweb Markets, Inc., Class A	7,600	562,400
Virtu Financial, Inc., Class A	6,100	189,405

		23,103,421

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	100	36,023
LendingTree, Inc.(x)*	1,100	234,300
SLM Corp.	9,300	167,121
Upstart Holdings, Inc.(x)*	215	27,705

		465,149

Insurance (0.7%)
Alleghany Corp.*	200	125,258
Aon plc, Class A	24,500	5,637,695
Axis Capital Holdings Ltd.	700	34,699
Brown & Brown, Inc.	1,300	59,423
Erie Indemnity Co., Class A	1,543	340,864
GoHealth, Inc., Class A*	444	5,190
Lincoln National Corp.	2,500	155,675
Marsh & McLennan Cos., Inc.	42,500	5,176,500
Primerica, Inc.	2,600	384,332
Progressive Corp. (The)	18,200	1,740,102
RenaissanceRe Holdings Ltd.	1,800	288,450

		13,948,188

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	4,745	109,562

Total Financials		37,626,320

Health Care (13.5%)
Biotechnology (3.2%)
AbbVie, Inc.	179,159	19,388,587
ACADIA Pharmaceuticals, Inc.*	11,900	307,020
Acceleron Pharma, Inc.*	5,200	705,172
Agios Pharmaceuticals, Inc.*	600	30,984
Alexion Pharmaceuticals, Inc.*	3,490	533,656
Alnylam Pharmaceuticals, Inc.*	12,400	1,750,756
Amgen, Inc.	63,000	15,675,030
Biogen, Inc.*	5,009	1,401,268
BioMarin Pharmaceutical, Inc.*	17,649	1,332,676
Bluebird Bio, Inc.*	3,100	93,465
Exact Sciences Corp.*	13,900	1,831,742
Exelixis, Inc.*	12,000	271,080
Global Blood Therapeutics, Inc.*	6,400	260,800
Incyte Corp.*	19,800	1,609,146
Ionis Pharmaceuticals, Inc.*	6,900	310,224
Iovance Biotherapeutics, Inc.*	14,800	468,568
Moderna, Inc.*	30,777	4,030,248
Neurocrine Biosciences, Inc.*	10,000	972,500
Regeneron Pharmaceuticals, Inc.*	10,500	4,967,970
Sage Therapeutics, Inc.*	400	29,940
Sana Biotechnology, Inc.(x)*	1,997	66,840
Sarepta Therapeutics, Inc.*	8,100	603,693
Seagen, Inc.*	13,600	1,888,496
Vertex Pharmaceuticals, Inc.*	28,107	6,039,913

		64,569,774

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	71,800	8,604,512
ABIOMED, Inc.*	4,800	1,529,904
Align Technology, Inc.*	8,500	4,603,005
Baxter International, Inc.	23,056	1,944,543
Cooper Cos., Inc. (The)	700	268,863
Dexcom, Inc.*	10,000	3,593,900
Edwards Lifesciences Corp.*	66,676	5,576,781
Haemonetics Corp.*	5,000	555,050
Hill-Rom Holdings, Inc.	800	88,384
Hologic, Inc.*	19,300	1,435,534
ICU Medical, Inc.*	600	123,264
IDEXX Laboratories, Inc.*	9,094	4,449,785
Insulet Corp.*	7,100	1,852,532
Intuitive Surgical, Inc.*	12,563	9,283,303
Masimo Corp.*	5,300	1,217,198
Novocure Ltd.*	10,800	1,427,544
Penumbra, Inc.*	3,600	974,088
Quidel Corp.*	4,000	511,720
ResMed, Inc.	15,432	2,994,116
STERIS plc	500	95,240
Stryker Corp.	12,191	2,969,484
Tandem Diabetes Care, Inc.*	5,800	511,850
Teleflex, Inc.	3,200	1,329,472
Varian Medical Systems, Inc.*	1,190	210,071
West Pharmaceutical Services, Inc.	7,900	2,226,062

		58,376,205

Health Care Providers & Services (2.6%)
Amedisys, Inc.*	3,500	926,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AmerisourceBergen Corp.	7,508	$886,469
Anthem, Inc.	6,900	2,476,755
Cardinal Health, Inc.	31,500	1,913,625
Centene Corp.*	18,226	1,164,824
Chemed Corp.	1,700	781,694
Cigna Corp.	10,026	2,423,685
DaVita, Inc.*	1,300	140,101
Encompass Health Corp.	4,800	393,120
Guardant Health, Inc.*	8,800	1,343,320
HCA Healthcare, Inc.	15,000	2,825,100
Humana, Inc.	5,300	2,222,025
Laboratory Corp. of America Holdings*	600	153,018
McKesson Corp.	12,771	2,490,856
Molina Healthcare, Inc.*	4,300	1,005,168
Oak Street Health, Inc.*	5,145	279,219
Signify Health, Inc., Class A(x)*	1,604	46,933
UnitedHealth Group, Inc.	85,000	31,625,950

		53,098,627

Health Care Technology (0.4%)
American Well Corp., Class A(x)*	4,218	73,267
Cerner Corp.	32,840	2,360,539
Certara, Inc.*	1,712	46,738
Change Healthcare, Inc.*	19,140	422,994
Teladoc Health, Inc.*	10,811	1,964,899
Veeva Systems, Inc., Class A*	14,645	3,825,860

		8,694,297

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A*	6,200	1,122,200
Adaptive Biotechnologies Corp.*	8,137	327,596
Agilent Technologies, Inc.	2,800	355,992
Avantor, Inc.*	53,380	1,544,283
Berkeley Lights, Inc.*	1,383	69,468
Bio-Techne Corp.	3,954	1,510,151
Bruker Corp.	4,700	302,116
Charles River Laboratories International, Inc.*	4,627	1,341,043
Illumina, Inc.*	15,891	6,103,098
IQVIA Holdings, Inc.*	7,800	1,506,492
Maravai LifeSciences Holdings, Inc., Class A*	5,185	184,793
Mettler-Toledo International, Inc.*	2,347	2,712,404
PerkinElmer, Inc.	2,300	295,067
PPD, Inc.*	14,515	549,248
PRA Health Sciences, Inc.*	5,800	889,314
Repligen Corp.*	5,800	1,127,578
Sotera Health Co.*	4,339	108,302
Syneos Health, Inc.*	900	68,265
Thermo Fisher Scientific, Inc.	25,100	11,455,138
Waters Corp.*	442	125,603

		31,698,151

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	88,894	5,611,878
Eli Lilly and Co.	91,096	17,018,555
Horizon Therapeutics plc*	19,500	1,794,780
Johnson & Johnson	38,214	6,280,471
Merck & Co., Inc.	238,900	18,416,801
Reata Pharmaceuticals, Inc., Class A*	2,500	249,250
Royalty Pharma plc, Class A	14,741	643,002
Zoetis, Inc.	46,550	7,330,694

		57,345,431

Total Health Care		273,782,485

Industrials (4.7%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	6,700	954,214
BWX Technologies, Inc.	6,500	428,610
HEICO Corp.	3,826	481,311
HEICO Corp., Class A	6,713	762,597
Huntington Ingalls Industries, Inc.	400	82,340
Lockheed Martin Corp.	26,831	9,914,054
Mercury Systems, Inc.*	4,700	332,055
Northrop Grumman Corp.	15,500	5,016,420
TransDigm Group, Inc.*	1,253	736,664
Virgin Galactic Holdings, Inc.(x)*	6,200	189,906

		18,898,171

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	2,158	205,938
Expeditors International of Washington, Inc.	11,176	1,203,544
United Parcel Service, Inc., Class B	51,159	8,696,518
XPO Logistics, Inc.*	400	49,320

		10,155,320

Building Products (0.2%)
Allegion plc	6,466	812,259
Armstrong World Industries, Inc.	1,900	171,171
AZEK Co., Inc. (The)*	1,532	64,421
Carrier Global Corp.	33,600	1,418,592
Trex Co., Inc.*	12,400	1,135,096

		3,601,539

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,500	2,901,135
Copart, Inc.*	22,108	2,401,150
Driven Brands Holdings, Inc.*	321	8,160
IAA, Inc.*	3,400	187,476
MSA Safety, Inc.	800	120,016
Rollins, Inc.	20,950	721,099
Waste Management, Inc.	5,800	748,316

		7,087,352

Construction & Engineering (0.0%)
Quanta Services, Inc.	2,900	255,142

Electrical Equipment (0.2%)
Array Technologies, Inc.*	984	29,343
Generac Holdings, Inc.*	6,000	1,964,700
Rockwell Automation, Inc.	6,112	1,622,369
Shoals Technologies Group, Inc., Class A*	667	23,198
Vertiv Holdings Co., Class A	25,600	512,000

		4,151,610

Industrial Conglomerates (0.4%)
3M Co.	40,096	7,725,697
Roper Technologies, Inc.	1,573	634,454

		8,360,151

Machinery (0.3%)
Allison Transmission Holdings, Inc.	7,800	318,474
Donaldson Co., Inc.	1,380	80,261
Graco, Inc.	8,848	633,694
Illinois Tool Works, Inc.	15,100	3,344,952
Lincoln Electric Holdings, Inc.	2,600	319,644
Nordson Corp.	5,100	1,013,268
Toro Co. (The)	10,352	1,067,705

		6,777,998

Professional Services (0.7%)
Booz Allen Hamilton Holding Corp.	14,550	1,171,711
CACI International, Inc., Class A*	400	98,664
CoreLogic, Inc.	350	27,737
CoStar Group, Inc.*	4,200	3,451,938
Dun & Bradstreet Holdings, Inc.*	7,297	173,742
Equifax, Inc.	9,700	1,756,961
IHS Markit Ltd.	23,300	2,254,974
Leidos Holdings, Inc.	1,400	134,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Science Applications International Corp.	800	$66,872
TransUnion	18,632	1,676,880
Verisk Analytics, Inc.	17,091	3,019,809

		13,834,080

Road & Rail (0.9%)
JB Hunt Transport Services, Inc.	2,370	398,326
Landstar System, Inc.	3,266	539,086
Old Dominion Freight Line, Inc.	9,100	2,187,731
Uber Technologies, Inc.*	114,600	6,246,846
Union Pacific Corp.	36,996	8,154,288

		17,526,277

Trading Companies & Distributors (0.2%)
Fastenal Co.	50,116	2,519,832
WW Grainger, Inc.	3,446	1,381,605

		3,901,437

Total Industrials		94,549,077

Information Technology (43.8%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	5,170	1,560,771
CommScope Holding Co., Inc.*	1,300	19,968
Lumentum Holdings, Inc.*	800	73,080
Motorola Solutions, Inc.	1,900	357,295
Ubiquiti, Inc.	700	208,810

		2,219,924

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	37,328	2,462,528
CDW Corp.	15,274	2,531,666
Cognex Corp.	18,000	1,493,820
Coherent, Inc.*	2,200	556,358
Dolby Laboratories, Inc., Class A	800	78,976
IPG Photonics Corp.*	200	42,188
Jabil, Inc.	3,000	156,480
Keysight Technologies, Inc.*	6,700	960,780
Zebra Technologies Corp., Class A*	5,207	2,526,332

		10,809,128

IT Services (8.5%)
Accenture plc, Class A	69,000	19,061,250
Akamai Technologies, Inc.*	14,150	1,441,885
Automatic Data Processing, Inc.	40,000	7,538,800
BigCommerce Holdings, Inc.(x)*	3,836	221,721
Black Knight, Inc.*	16,300	1,206,037
Broadridge Financial Solutions, Inc.	12,287	1,881,140
Cognizant Technology Solutions Corp., Class A	4,014	313,574
EPAM Systems, Inc.*	5,800	2,300,802
Fastly, Inc., Class A(x)*	8,500	571,880
Fiserv, Inc.*	18,254	2,172,956
FleetCor Technologies, Inc.*	8,924	2,397,254
Gartner, Inc.*	9,350	1,706,843
Genpact Ltd.	7,854	336,308
Globant SA*	4,100	851,201
GoDaddy, Inc., Class A*	18,150	1,408,803
Jack Henry & Associates, Inc.	6,400	971,008
Mastercard, Inc., Class A	95,470	33,992,093
MongoDB, Inc.*	5,600	1,497,608
Okta, Inc.*	12,550	2,766,396
Paychex, Inc.	27,380	2,683,788
PayPal Holdings, Inc.*	127,076	30,859,136
Square, Inc., Class A*	39,902	9,059,749
StoneCo Ltd., Class A*	21,700	1,328,474
Switch, Inc., Class A	9,499	154,454
Twilio, Inc., Class A*	12,950	4,412,842
VeriSign, Inc.*	6,491	1,290,151
Visa, Inc., Class A	182,708	38,684,765
Western Union Co. (The)	8,555	210,966
WEX, Inc.*	400	83,688

		171,405,572

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	120,400	9,451,400
Allegro MicroSystems, Inc.*	2,033	51,536
Analog Devices, Inc.	4,811	746,090
Applied Materials, Inc.	99,100	13,239,760
Broadcom, Inc.	40,511	18,783,330
Enphase Energy, Inc.*	11,400	1,848,624
Entegris, Inc.	13,500	1,509,300
Inphi Corp.*	5,100	909,891
KLA Corp.	16,800	5,550,720
Lam Research Corp.	15,498	9,225,029
Maxim Integrated Products, Inc.	9,478	866,005
Microchip Technology, Inc.	20,226	3,139,480
MKS Instruments, Inc.	4,400	815,848
Monolithic Power Systems, Inc.	4,800	1,695,408
NVIDIA Corp.	63,900	34,118,127
QUALCOMM, Inc.	121,686	16,134,347
SolarEdge Technologies, Inc.*	5,300	1,523,432
Teradyne, Inc.	17,800	2,165,904
Texas Instruments, Inc.	49,431	9,341,965
Universal Display Corp.	4,600	1,089,142
Xilinx, Inc.	26,363	3,266,376

		135,471,714

Software (17.6%)
2U, Inc.*	2,350	89,840
Adobe, Inc.*	52,034	24,735,403
Alteryx, Inc., Class A*	5,750	477,020
Anaplan, Inc.*	14,550	783,518
ANSYS, Inc.*	9,262	3,145,005
Aspen Technology, Inc.*	6,800	981,444
Atlassian Corp. plc, Class A*	14,195	2,991,738
Autodesk, Inc.*	15,780	4,373,427
Avalara, Inc.*	8,850	1,180,855
Bill.com Holdings, Inc.*	8,007	1,165,018
C3.ai, Inc., Class A(x)*	1,311	86,408
Cadence Design Systems, Inc.*	29,700	4,068,603
CDK Global, Inc.	1,583	85,577
Ceridian HCM Holding, Inc.*	8,750	737,363
Citrix Systems, Inc.	3,579	502,348
Cloudflare, Inc., Class A*	12,500	878,250
Coupa Software, Inc.*	7,500	1,908,600
Crowdstrike Holdings, Inc., Class A*	12,100	2,208,371
Datadog, Inc., Class A*	16,400	1,366,776
Datto Holding Corp.*	1,209	27,698
DocuSign, Inc.*	19,550	3,957,898
Dropbox, Inc., Class A*	26,500	706,490
Duck Creek Technologies, Inc.*	6,452	291,243
Dynatrace, Inc.*	19,743	952,402
Elastic NV*	7,073	786,518
Everbridge, Inc.*	3,800	460,484
Fair Isaac Corp.*	3,000	1,458,150
FireEye, Inc.*	5,500	107,635
Five9, Inc.*	6,600	1,031,778
Fortinet, Inc.*	14,350	2,646,427
Guidewire Software, Inc.*	1,700	172,771
HubSpot, Inc.*	4,450	2,021,234
Intuit, Inc.	27,279	10,449,494
Jamf Holding Corp.*	2,116	74,737
JFrog Ltd.(x)*	1,139	50,537
Manhattan Associates, Inc.*	6,000	704,280
McAfee Corp., Class A(x)	1,839	41,819
Medallia, Inc.*	9,544	266,182
Microsoft Corp.#	810,349	191,055,984
nCino, Inc.*	4,126	275,287
New Relic, Inc.*	5,750	353,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	58,300	$1,239,458
Nutanix, Inc., Class A*	20,300	539,168
Oracle Corp.	175,413	12,308,730
PagerDuty, Inc.*	7,700	309,771
Palo Alto Networks, Inc.*	10,266	3,306,268
Paycom Software, Inc.*	5,250	1,942,815
Paylocity Holding Corp.*	4,150	746,295
Pegasystems, Inc.	3,750	428,775
Pluralsight, Inc., Class A*	13,161	294,017
Proofpoint, Inc.*	6,050	761,030
PTC, Inc.*	11,250	1,548,563
RealPage, Inc.*	8,250	719,400
RingCentral, Inc., Class A*	8,500	2,531,980
salesforce.com, Inc.*	87,958	18,635,661
ServiceNow, Inc.*	21,039	10,521,814
Slack Technologies, Inc., Class A*	53,500	2,173,705
Smartsheet, Inc., Class A*	12,200	779,824
Splunk, Inc.*	17,400	2,357,352
SS&C Technologies Holdings, Inc.	5,000	349,350
Synopsys, Inc.*	15,200	3,766,256
Teradata Corp.*	8,950	344,933
Trade Desk, Inc. (The), Class A*	4,450	2,899,887
Tyler Technologies, Inc.*	4,350	1,846,706
Unity Software, Inc.(x)*	2,579	258,699
VMware, Inc., Class A(x)*	8,666	1,303,800
Workday, Inc., Class A*	19,310	4,797,183
Zendesk, Inc.*	12,450	1,651,119
Zoom Video Communications, Inc., Class A*	18,900	6,072,381
Zscaler, Inc.*	7,800	1,339,026

		355,432,088

Technology Hardware, Storage & Peripherals (10.4%)
Apple, Inc.	1,714,212	209,390,996
Dell Technologies, Inc., Class C*	1,694	149,326
NetApp, Inc.	12,900	937,443
Pure Storage, Inc., Class A*	15,200	327,408

		210,805,173

Total Information Technology		886,143,599

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	3,000	844,020
Ecolab, Inc.	5,341	1,143,348
FMC Corp.	2,700	298,647
NewMarket Corp.	600	228,096
RPM International, Inc.	11,500	1,056,275
Scotts Miracle-Gro Co. (The)	4,093	1,002,662
Sherwin-Williams Co. (The)	8,971	6,620,688
W R Grace & Co.	2,100	125,706

		11,319,442

Containers & Packaging (0.2%)
Amcor plc	25,500	297,840
Avery Dennison Corp.	3,700	679,505
Ball Corp.	32,200	2,728,628
Berry Global Group, Inc.*	4,900	300,860
Crown Holdings, Inc.	1,403	136,147
Graphic Packaging Holding Co.	6,200	112,592

		4,255,572

Metals & Mining (0.0%)
Royal Gold, Inc.	5,000	538,100

Total Materials		16,113,114

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	47,720	11,407,943
Americold Realty Trust (REIT)	2,500	96,175
Brookfield Property REIT, Inc. (REIT), Class A(x)	3,700	66,415
CoreSite Realty Corp. (REIT)	2,900	347,565
Crown Castle International Corp. (REIT)	41,917	7,215,173
Equinix, Inc. (REIT)	9,652	6,559,403
Equity LifeStyle Properties, Inc. (REIT)	7,600	483,664
Extra Space Storage, Inc. (REIT)	9,700	1,285,735
Iron Mountain, Inc. (REIT)	18,000	666,180
Public Storage (REIT)	10,662	2,630,955
SBA Communications Corp. (REIT)	1,618	449,076
Simon Property Group, Inc. (REIT)	27,761	3,158,369

Total Real Estate		34,366,653

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	9,100	343,343

Total Utilities		343,343

Total Common Stocks (99.1%) (Cost $491,012,026)		2,004,151,713

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc. (Cost $420,771)	9,100	427,791

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $2,656,705, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $2,709,839.(xx)	2,656,705	2,656,705
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $60,900, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $67,594.(xx)	60,900	60,900

Total Repurchase Agreements		2,817,605

Total Short-Term Investments (0.1%) (Cost $2,817,605)		2,817,605

Total Investments in Securities (99.3%) (Cost $494,250,402)		2,007,397,109
Other Assets Less Liabilities (0.7%)		15,072,584

Net Assets (100%)		$2,022,469,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,487,720.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $4,931,568. This was collateralized by $2,172,532 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 4/6/21 - 2/15/51 and by cash of $2,817,605 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	89	6/2021	USD	17,654,930	297,941

					297,941

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$238,655,370	$—	$—	$238,655,370
Consumer Discretionary	330,964,249	—	—	330,964,249
Consumer Staples	89,781,814	—	—	89,781,814
Energy	1,825,689	—	—	1,825,689
Financials	37,626,320	—	—	37,626,320
Health Care	273,782,485	—	—	273,782,485
Industrials	94,549,077	—	—	94,549,077
Information Technology	886,143,599	—	—	886,143,599
Materials	16,113,114	—	—	16,113,114
Real Estate	34,366,653	—	—	34,366,653
Utilities	343,343	—	—	343,343
Futures	297,941	—	—	297,941
Master Limited Partnership
Financials	427,791	—	—	427,791
Short-Term Investments
Repurchase Agreements	—	2,817,605	—	2,817,605

Total Assets	$2,004,877,445	$2,817,605	$—	$2,007,695,050

Total Liabilities	$—	$—	$—	$—

Total	$2,004,877,445	$2,817,605	$—	$2,007,695,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,518,715,111
Aggregate gross unrealized depreciation	(5,788,585)

Net unrealized appreciation	$1,512,926,526

Federal income tax cost of investments in securities and derivative instruments, if applicable	$494,768,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Entertainment (2.3%)
Activision Blizzard, Inc.	209,093	$19,445,649
Electronic Arts, Inc.	6,066	821,154
Live Nation Entertainment, Inc.*	21,456	1,816,250
Netflix, Inc.*	101,238	52,811,815
Playtika Holding Corp.*	31,738	863,591
ROBLOX Corp., Class A(x)*	6,152	398,834
Roku, Inc.*	16,550	5,391,494
Sea Ltd. (ADR)*	43,590	9,730,596
Spotify Technology SA*	31,129	8,341,016
Take-Two Interactive Software, Inc.*	16,020	2,830,734
Walt Disney Co. (The)*	112,033	20,672,329
World Wrestling Entertainment, Inc., Class A	6,889	373,797
Zynga, Inc., Class A*	111,562	1,139,048

		124,636,307

Interactive Media & Services (8.8%)
Alphabet, Inc., Class A*	54,062	111,503,956
Alphabet, Inc., Class C*	63,661	131,691,054
Facebook, Inc., Class A*	703,431	207,181,532
IAC/InterActiveCorp*	15,468	3,345,883
Kuaishou Technology(m)*	5,900	204,911
Match Group, Inc.*	59,997	8,242,388
Pinterest, Inc., Class A*	76,006	5,626,724
Snap, Inc., Class A*	179,085	9,364,355
Tencent Holdings Ltd.	59,700	4,684,401
Zillow Group, Inc., Class A*	1,121	147,277
Zillow Group, Inc., Class C*	2,279	295,450

		482,287,931

Media (0.3%)
Altice USA, Inc., Class A*	34,279	1,115,096
Cable One, Inc.	812	1,484,629
Charter Communications, Inc., Class A*	19,292	11,903,550
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,704	75,112
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,563	157,164
Nexstar Media Group, Inc., Class A	4,433	622,526
Sirius XM Holdings, Inc.(x)	103,959	633,110

		15,991,187

Total Communication Services		622,915,425

Consumer Discretionary (14.3%)
Auto Components (0.0%)
Aptiv plc*	10,127	1,396,513
BorgWarner, Inc.	4,789	222,018

		1,618,531

Automobiles (1.8%)
Ferrari NV	20,478	4,285,636
Tesla, Inc.*	136,901	91,440,285

		95,725,921

Distributors (0.0%)
Pool Corp.	5,889	2,033,118

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	6,311	1,082,021
Chegg, Inc.*	19,795	1,695,640
frontdoor, Inc.*	2,546	136,847
H&R Block, Inc.	20,336	443,325

		3,357,833

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A(x)*	2,414	453,687
Chipotle Mexican Grill, Inc.*	6,514	9,255,221
Domino’s Pizza, Inc.(x)	35,563	13,079,716
DraftKings, Inc., Class A*	33,637	2,062,957
Las Vegas Sands Corp.*	69,778	4,239,711
McDonald’s Corp.	47,076	10,551,615
Planet Fitness, Inc., Class A*	7,174	554,550
Starbucks Corp.	323,691	35,369,716
Vail Resorts, Inc.*	566	165,080
Wendy’s Co. (The)	28,309	573,540
Wynn Resorts Ltd.*	41,230	5,169,005
Yum China Holdings, Inc.	141,374	8,370,755
Yum! Brands, Inc.	51,204	5,539,249

		95,384,802

Household Durables (0.0%)
NVR, Inc.*	47	221,414
Tempur Sealy International, Inc.	21,968	803,150

		1,024,564

Internet & Direct Marketing Retail (7.1%)
Alibaba Group Holding Ltd. (ADR)*	153,315	34,761,110
Amazon.com, Inc.*	97,620	302,044,090
Booking Holdings, Inc.*	7,891	18,384,767
Coupang, Inc.(x)*	24,115	1,190,075
DoorDash, Inc., Class A(x)*	14,510	1,902,696
eBay, Inc.	374,792	22,952,262
Etsy, Inc.*	17,928	3,615,540
Expedia Group, Inc.*	2,232	384,172
Farfetch Ltd., Class A*	44,880	2,379,538
Grubhub, Inc.*	1,590	95,400
JD Health International, Inc.(m)*	4,500	64,541
Wayfair, Inc., Class A*	9,809	3,087,383

		390,861,574

Leisure Products (0.0%)
Mattel, Inc.*	31,724	631,942
Peloton Interactive, Inc., Class A*	9,294	1,045,017
Polaris, Inc.	1,059	141,377

		1,818,336

Multiline Retail (0.4%)
Dollar General Corp.	37,305	7,558,739
Dollar Tree, Inc.*	16,824	1,925,675
Ollie’s Bargain Outlet Holdings, Inc.*	7,657	666,159
Target Corp.	60,360	11,955,505

		22,106,078

Specialty Retail (2.1%)
AutoZone, Inc.*	2,044	2,870,389
Best Buy Co., Inc.	6,072	697,126
Burlington Stores, Inc.*	8,824	2,636,611
CarMax, Inc.*	1,697	225,124
Carvana Co.*	16,257	4,265,837
Five Below, Inc.*	8,292	1,582,031
Floor & Decor Holdings, Inc., Class A*	14,147	1,350,756
Home Depot, Inc. (The)	109,616	33,460,284
Leslie’s, Inc.*	5,171	126,638
Lowe’s Cos., Inc.	111,674	21,238,161
O’Reilly Automotive, Inc.*	10,662	5,408,299
Petco Health & Wellness Co., Inc.(x)*	3,814	84,518
Ross Stores, Inc.	104,781	12,564,290
TJX Cos., Inc. (The)	147,678	9,768,900
Tractor Supply Co.	17,557	3,108,994
Ulta Beauty, Inc.*	7,608	2,352,165
Vroom, Inc.*	12,423	484,373
Williams-Sonoma, Inc.	64,445	11,548,544

		113,773,040

Textiles, Apparel & Luxury Goods (1.0%)
Lululemon Athletica, Inc.*	29,520	9,054,079
NIKE, Inc., Class B	267,505	35,548,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	508,189	$11,261,468
VF Corp.	2,707	216,343

		56,080,630

Total Consumer Discretionary		783,784,427

Consumer Staples (4.3%)
Beverages (1.9%)
Boston Beer Co., Inc. (The), Class A*	1,350	1,628,478
Brown-Forman Corp., Class A	5,845	372,151
Brown-Forman Corp., Class B	23,377	1,612,312
Coca-Cola Co. (The)	544,317	28,690,949
Diageo plc (ADR)	58,650	9,630,916
Monster Beverage Corp.*	314,650	28,661,469
PepsiCo, Inc.	256,044	36,217,424

		106,813,699

Food & Staples Retailing (0.6%)
Albertsons Cos., Inc., Class A(x)	8,811	168,026
Costco Wholesale Corp.	59,298	20,901,359
Grocery Outlet Holding Corp.*	5,139	189,578
Sprouts Farmers Market, Inc.*	14,968	398,448
Sysco Corp.	52,472	4,131,645
Walmart, Inc.	62,528	8,493,178

		34,282,234

Food Products (0.6%)
Beyond Meat, Inc.(x)*	6,335	824,310
Campbell Soup Co.	270,677	13,606,933
Hershey Co. (The)	17,304	2,736,801
Kellogg Co.	12,542	793,909
Lamb Weston Holdings, Inc.	5,099	395,070
McCormick & Co., Inc. (Non-Voting)	21,065	1,878,155
Nestle SA (Registered)	114,117	12,718,706
Pilgrim’s Pride Corp.*	3,362	79,982

		33,033,866

Household Products (0.9%)
Church & Dwight Co., Inc.	37,742	3,296,764
Clorox Co. (The)	13,591	2,621,432
Colgate-Palmolive Co.	69,386	5,469,698
Energizer Holdings, Inc.	8,530	404,834
Procter & Gamble Co. (The)	258,305	34,982,246
Reynolds Consumer Products, Inc.	2,874	85,588

		46,860,562

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	30,804	8,959,343
Herbalife Nutrition Ltd.*	2,327	103,226

		9,062,569

Tobacco (0.1%)
Altria Group, Inc.	123,385	6,312,376

Total Consumer Staples		236,365,306

Energy (0.2%)
Energy Equipment & Services (0.1%)
Schlumberger NV	293,765	7,987,470

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	35,147	2,530,935
Equitrans Midstream Corp.	3,710	30,274

		2,561,209

Total Energy		10,548,679

Financials (1.6%)
Capital Markets (1.3%)
Ares Management Corp.	14,420	807,953
BlackRock, Inc.	3,480	2,623,781
Carlyle Group, Inc. (The)	1,938	71,241
Cboe Global Markets, Inc.	3,619	357,159
FactSet Research Systems, Inc.	27,687	8,543,931
Intercontinental Exchange, Inc.	29,656	3,311,982
LPL Financial Holdings, Inc.	1,098	156,092
MarketAxess Holdings, Inc.	5,602	2,789,348
Moody’s Corp.	24,705	7,377,160
Morningstar, Inc.	2,655	597,481
MSCI, Inc.	42,684	17,896,547
S&P Global, Inc.	31,781	11,214,561
SEI Investments Co.	136,259	8,302,261
T. Rowe Price Group, Inc.	8,621	1,479,364
Tradeweb Markets, Inc., Class A	24,495	1,812,630
Virtu Financial, Inc., Class A	9,385	291,404
XP, Inc., Class A*	53,891	2,030,074

		69,662,969

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	118	42,507
LendingTree, Inc.(x)*	1,619	344,847
SLM Corp.	14,691	263,998

		651,352

Insurance (0.3%)
Alleghany Corp.*	211	132,147
Aon plc, Class A	34,474	7,932,812
Axis Capital Holdings Ltd.	1,762	87,342
Brown & Brown, Inc.	1,414	64,634
Chubb Ltd.	3,498	552,579
Erie Indemnity Co., Class A	2,068	456,842
Lincoln National Corp.	4,033	251,135
Marsh & McLennan Cos., Inc.	59,813	7,285,223
Primerica, Inc.	3,585	529,935
Progressive Corp. (The)	25,609	2,448,477
RenaissanceRe Holdings Ltd.	2,437	390,529

		20,131,655

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A	6,365	146,968

Total Financials		90,592,944

Health Care (10.6%)
Biotechnology (2.1%)
AbbVie, Inc.	252,014	27,272,955
ACADIA Pharmaceuticals, Inc.*	16,762	432,460
Acceleron Pharma, Inc.*	7,192	975,307
Agios Pharmaceuticals, Inc.*	984	50,814
Alexion Pharmaceuticals, Inc.*	5,134	785,040
Alnylam Pharmaceuticals, Inc.*	17,534	2,475,625
Amgen, Inc.	88,654	22,058,002
Argenx SE (ADR)*	4,262	1,173,712
Biogen, Inc.*	7,023	1,964,684
BioMarin Pharmaceutical, Inc.*	91,029	6,873,600
Bluebird Bio, Inc.*	5,126	154,549
Exact Sciences Corp.*	19,622	2,585,787
Exelixis, Inc.*	16,319	368,646
Global Blood Therapeutics, Inc.*	9,364	381,583
Incyte Corp.*	47,797	3,884,462
Ionis Pharmaceuticals, Inc.*	10,142	455,984
Iovance Biotherapeutics, Inc.*	21,252	672,838
Moderna, Inc.*	43,381	5,680,742
Neurocrine Biosciences, Inc.*	13,858	1,347,691
Regeneron Pharmaceuticals, Inc.*	44,039	20,836,612
Sage Therapeutics, Inc.*	670	50,150
Sana Biotechnology, Inc.(x)*	2,915	97,565
Sarepta Therapeutics, Inc.*	11,217	836,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Seagen, Inc.*	19,255	$2,673,749
Vertex Pharmaceuticals, Inc.*	59,759	12,841,612

		116,930,172

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	233,610	27,995,822
ABIOMED, Inc.*	6,725	2,143,459
Align Technology, Inc.*	23,026	12,469,270
Baxter International, Inc.	32,453	2,737,086
Cooper Cos., Inc. (The)	858	329,549
Dexcom, Inc.*	13,981	5,024,632
Edwards Lifesciences Corp.*	93,804	7,845,767
Haemonetics Corp.*	7,104	788,615
Hill-Rom Holdings, Inc.	1,381	152,573
Hologic, Inc.*	27,190	2,022,392
ICU Medical, Inc.*	833	171,131
IDEXX Laboratories, Inc.*	12,783	6,254,850
Insulet Corp.*	9,963	2,599,546
Intuitive Surgical, Inc.*	40,358	29,822,141
Masimo Corp.*	7,422	1,704,536
Novocure Ltd.*	15,300	2,022,354
Penumbra, Inc.*	5,005	1,354,253
Quidel Corp.*	5,644	722,037
ResMed, Inc.	21,780	4,225,756
STERIS plc	567	108,002
Stryker Corp.	43,481	10,591,102
Tandem Diabetes Care, Inc.*	8,462	746,771
Teleflex, Inc.	4,395	1,825,947
Varian Medical Systems, Inc.*	1,711	302,043
West Pharmaceutical Services, Inc.	11,149	3,141,565

		127,101,199

Health Care Providers & Services (2.0%)
Amedisys, Inc.*	4,863	1,287,674
AmerisourceBergen Corp.	10,409	1,228,991
Anthem, Inc.	21,050	7,555,897
Cardinal Health, Inc.	44,439	2,699,669
Centene Corp.*	25,548	1,632,773
Chemed Corp.	2,354	1,082,416
Cigna Corp.	41,085	9,931,888
DaVita, Inc.*	1,948	209,936
Encompass Health Corp.	7,023	575,184
Guardant Health, Inc.*	12,473	1,904,003
HCA Healthcare, Inc.	43,508	8,194,297
Humana, Inc.	12,354	5,179,414
Laboratory Corp. of America Holdings*	915	233,352
McKesson Corp.	17,988	3,508,380
Molina Healthcare, Inc.*	5,913	1,382,223
Oak Street Health, Inc.*	7,284	395,303
Signify Health, Inc., Class A(x)*	2,369	69,317
UnitedHealth Group, Inc.	168,177	62,573,616

		109,644,333

Health Care Technology (0.4%)
American Well Corp., Class A(x)*	4,940	85,808
Cerner Corp.	166,807	11,990,087
Certara, Inc.*	2,519	68,769
Change Healthcare, Inc.*	27,827	614,977
Teladoc Health, Inc.*	15,272	2,775,686
Veeva Systems, Inc., Class A*	20,550	5,368,482

		20,903,809

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	8,722	1,578,682
Adaptive Biotechnologies Corp.*	11,583	466,332
Agilent Technologies, Inc.	3,961	503,602
Avantor, Inc.*	131,836	3,814,015
Berkeley Lights, Inc.*	2,069	103,926
Bio-Techne Corp.	5,569	2,126,968
Bruker Corp.	6,732	432,733
Charles River Laboratories International, Inc.*	6,667	1,932,297
Illumina, Inc.*	71,555	27,481,413
IQVIA Holdings, Inc.*	10,950	2,114,883
Maravai LifeSciences Holdings, Inc., Class A*	7,347	261,847
Mettler-Toledo International, Inc.*	3,300	3,813,777
PerkinElmer, Inc.	3,326	426,693
PPD, Inc.*	21,231	803,381
PRA Health Sciences, Inc.*	8,346	1,279,692
Repligen Corp.*	8,242	1,602,327
Sotera Health Co.*	4,224	105,431
Syneos Health, Inc.*	1,185	89,882
Thermo Fisher Scientific, Inc.	35,281	16,101,543
Waters Corp.*	595	169,081

		65,208,505

Pharmaceuticals (2.6%)
AstraZeneca plc (ADR)(x)	57,800	2,873,816
Bristol-Myers Squibb Co.	125,070	7,895,669
Eli Lilly and Co.	159,135	29,729,601
Horizon Therapeutics plc*	27,432	2,524,841
Johnson & Johnson	125,350	20,601,273
Merck & Co., Inc.	336,025	25,904,167
Novartis AG (ADR)	170,980	14,615,370
Novo Nordisk A/S (ADR)	58,751	3,960,992
Reata Pharmaceuticals, Inc., Class A(x)*	3,787	377,564
Roche Holding AG (ADR)	292,605	11,868,059
Royalty Pharma plc, Class A	20,801	907,340
Zoetis, Inc.	139,529	21,973,027

		143,231,719

Total Health Care		583,019,737

Industrials (4.5%)
Aerospace & Defense (1.1%)
Airbus SE*	17,136	1,940,009
Axon Enterprise, Inc.*	9,501	1,353,132
Boeing Co. (The)*	102,632	26,142,423
BWX Technologies, Inc.	9,555	630,057
HEICO Corp.	5,253	660,827
HEICO Corp., Class A	9,699	1,101,807
Huntington Ingalls Industries, Inc.	666	137,096
Lockheed Martin Corp.	37,656	13,913,892
Mercury Systems, Inc.*	7,105	501,968
Northrop Grumman Corp.	21,841	7,068,621
Teledyne Technologies, Inc.*	11,060	4,574,969
TransDigm Group, Inc.*	1,791	1,052,965
Virgin Galactic Holdings, Inc.(x)*	9,166	280,755

		59,358,521

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	3,164	301,940
Expeditors International of Washington, Inc.	173,620	18,697,138
FedEx Corp.	17,401	4,942,580
United Parcel Service, Inc., Class B	151,342	25,726,627
XPO Logistics, Inc.*	804	99,133

		49,767,418

Airlines (0.0%)
Southwest Airlines Co.*	29,600	1,807,376

Building Products (0.1%)
Allegion plc	9,170	1,151,935
Armstrong World Industries, Inc.	2,528	227,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
AZEK Co., Inc. (The)*	2,860	$120,263
Carrier Global Corp.	47,372	2,000,046
Trex Co., Inc.*	17,543	1,605,886

		5,105,878

Commercial Services & Supplies (0.3%)
Cintas Corp.	22,096	7,541,586
Copart, Inc.*	31,177	3,386,134
IAA, Inc.*	5,337	294,282
MSA Safety, Inc.	1,059	158,871
Rollins, Inc.	30,189	1,039,106
Waste Management, Inc.	8,266	1,066,479

		13,486,458

Construction & Engineering (0.0%)
Quanta Services, Inc.	4,498	395,734

Electrical Equipment (0.1%)
Array Technologies, Inc.*	1,699	50,664
Generac Holdings, Inc.*	12,864	4,212,317
Rockwell Automation, Inc.	8,561	2,272,432
Shoals Technologies Group, Inc., Class A*	1,481	51,509
Vertiv Holdings Co., Class A	36,069	721,380

		7,308,302

Industrial Conglomerates (0.3%)
3M Co.	56,440	10,874,859
Roper Technologies, Inc.	17,943	7,237,130

		18,111,989

Machinery (0.7%)
Allison Transmission Holdings, Inc.	11,351	463,461
Cummins, Inc.	9,079	2,352,460
Deere & Co.	66,912	25,034,456
Donaldson Co., Inc.	2,315	134,640
Graco, Inc.	12,255	877,703
Illinois Tool Works, Inc.	21,213	4,699,104
Lincoln Electric Holdings, Inc.	3,725	457,951
Nordson Corp.	7,128	1,416,191
Parker-Hannifin Corp.	984	310,383
Toro Co. (The)	14,627	1,508,629

		37,254,978

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	20,418	1,644,261
CACI International, Inc., Class A*	707	174,389
Clarivate plc*	29,390	775,602
CoreLogic, Inc.	803	63,638
CoStar Group, Inc.*	5,924	4,868,876
Dun & Bradstreet Holdings, Inc.*	10,368	246,862
Equifax, Inc.	16,459	2,981,219
IHS Markit Ltd.	32,874	3,181,546
Leidos Holdings, Inc.	1,772	170,608
Science Applications International Corp.	1,325	110,757
TransUnion	52,165	4,694,850
Verisk Analytics, Inc.	24,097	4,257,699

		23,170,307

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	3,437	577,657
Landstar System, Inc.	4,535	748,547
Norfolk Southern Corp.	5,600	1,503,712
Old Dominion Freight Line, Inc.	12,774	3,070,997
Uber Technologies, Inc.*	161,262	8,790,392
Union Pacific Corp.	52,030	11,467,932

		26,159,237

Trading Companies & Distributors (0.1%)
Fastenal Co.	70,559	3,547,706
WW Grainger, Inc.	4,818	1,931,681

		5,479,387

Total Industrials		247,405,585

Information Technology (32.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	7,329	2,212,552
Cisco Systems, Inc.	164,943	8,529,203
CommScope Holding Co., Inc.*	428	6,574
Lumentum Holdings, Inc.*	1,417	129,443
Motorola Solutions, Inc.	2,728	513,000
Ubiquiti, Inc.	993	296,212

		11,686,984

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	52,606	3,470,418
CDW Corp.	21,553	3,572,410
Cognex Corp.	25,450	2,112,095
Coherent, Inc.*	3,038	768,280
Dolby Laboratories, Inc., Class A	876	86,479
IPG Photonics Corp.*	449	94,712
Jabil, Inc.	4,183	218,185
Keysight Technologies, Inc.*	9,673	1,387,108
Zebra Technologies Corp., Class A*	10,124	4,911,962

		16,621,649

IT Services (7.3%)
Accenture plc, Class A	155,627	42,991,959
Affirm Holdings, Inc.(x)*	2,248	158,979
Afterpay Ltd.*	31,424	2,422,612
Akamai Technologies, Inc.*	20,016	2,039,630
Automatic Data Processing, Inc.	104,162	19,631,412
BigCommerce Holdings, Inc.(x)*	5,482	316,860
Black Knight, Inc.*	54,930	4,064,271
Broadridge Financial Solutions, Inc.	17,384	2,661,490
Cognizant Technology Solutions Corp., Class A	5,426	423,879
EPAM Systems, Inc.*	8,073	3,202,478
Fastly, Inc., Class A(x)*	12,257	824,651
Fidelity National Information Services, Inc.	36,742	5,166,293
Fiserv, Inc.*	78,761	9,375,709
FleetCor Technologies, Inc.*	12,529	3,365,665
Gartner, Inc.*	54,609	9,968,873
Genpact Ltd.	11,555	494,785
Global Payments, Inc.	27,088	5,460,399
Globant SA*	5,850	1,214,519
GoDaddy, Inc., Class A*	25,549	1,983,113
Jack Henry & Associates, Inc.	9,209	1,397,190
Mastercard, Inc., Class A	210,494	74,946,389
MongoDB, Inc.*	7,923	2,118,848
Okta, Inc.*	17,723	3,906,681
Paychex, Inc.	38,523	3,776,024
PayPal Holdings, Inc.*	243,569	59,148,296
Shopify, Inc., Class A*	1,832	2,027,108
Snowflake, Inc., Class A(x)*	1,491	341,856
Square, Inc., Class A*	56,197	12,759,529
StoneCo Ltd., Class A*	53,760	3,291,187
Switch, Inc., Class A	12,001	195,136
Twilio, Inc., Class A*	18,182	6,195,698
VeriSign, Inc.*	9,098	1,808,319
Visa, Inc., Class A	517,690	109,610,504
Western Union Co. (The)	13,016	320,975
WEX, Inc.*	659	137,876
Wix.com Ltd.*	2,205	615,680

		398,364,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.(x)*	219,583	$17,237,265
Allegro MicroSystems, Inc.*	2,065	52,348
Analog Devices, Inc.	6,763	1,048,806
Applied Materials, Inc.	139,408	18,624,909
ASML Holding NV (Registered) (NYRS)	11,371	7,020,001
Broadcom, Inc.	56,980	26,419,347
Enphase Energy, Inc.*	16,047	2,602,182
Entegris, Inc.	18,971	2,120,958
Inphi Corp.*	7,261	1,295,435
KLA Corp.	23,590	7,794,136
Lam Research Corp.	21,721	12,929,208
Maxim Integrated Products, Inc.	13,393	1,223,718
Microchip Technology, Inc.	28,471	4,419,269
MKS Instruments, Inc.	6,222	1,153,683
Monolithic Power Systems, Inc.	6,776	2,393,351
NVIDIA Corp.	144,895	77,363,787
QUALCOMM, Inc.	359,226	47,629,775
SolarEdge Technologies, Inc.*	7,421	2,133,092
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	34,900	4,127,972
Teradyne, Inc.	25,128	3,057,575
Texas Instruments, Inc.	69,568	13,147,656
Universal Display Corp.	6,467	1,531,192
Xilinx, Inc.	37,118	4,598,920

		259,924,585

Software (13.8%)
2U, Inc.*	3,670	140,304
Adobe, Inc.*	111,404	52,958,119
Alteryx, Inc., Class A*	8,372	694,541
Anaplan, Inc.*	20,584	1,108,448
ANSYS, Inc.*	13,017	4,420,053
Aspen Technology, Inc.*	9,387	1,354,826
Atlassian Corp. plc, Class A*	19,948	4,204,240
Autodesk, Inc.*	145,629	40,361,077
Avalara, Inc.*	25,654	3,423,013
Bill.com Holdings, Inc.*	11,109	1,616,360
C3.ai, Inc., Class A(x)*	1,961	129,250
Cadence Design Systems, Inc.*	41,894	5,739,059
CDK Global, Inc.	2,738	148,016
Ceridian HCM Holding, Inc.*	12,146	1,023,543
Citrix Systems, Inc.	4,998	701,519
Cloudflare, Inc., Class A*	17,663	1,241,002
Coupa Software, Inc.*	12,841	3,267,778
Crowdstrike Holdings, Inc., Class A*	17,089	3,118,913
Datadog, Inc., Class A*	38,088	3,174,254
Datto Holding Corp.*	2,143	49,096
DocuSign, Inc.*	27,552	5,577,902
Dropbox, Inc., Class A*	37,535	1,000,683
Duck Creek Technologies, Inc.*	9,139	412,534
Dynatrace, Inc.*	27,353	1,319,509
Elastic NV*	9,870	1,097,544
Everbridge, Inc.*	5,546	672,064
Fair Isaac Corp.*	4,250	2,065,713
FireEye, Inc.*	8,769	171,609
Five9, Inc.*	9,354	1,462,311
Fortinet, Inc.*	20,199	3,725,100
Guidewire Software, Inc.*	2,347	238,526
HubSpot, Inc.*	6,286	2,855,164
Intuit, Inc.	61,961	23,734,781
Jamf Holding Corp.*	3,125	110,375
JFrog Ltd.(x)*	1,740	77,204
Manhattan Associates, Inc.*	8,542	1,002,660
McAfee Corp., Class A(x)	3,650	83,001
Medallia, Inc.*	13,687	381,730
Microsoft Corp.	1,538,043	362,624,398
nCino, Inc.*	5,808	387,510
New Relic, Inc.*	7,979	490,549
NortonLifeLock, Inc.	82,572	1,755,481
Nutanix, Inc., Class A*	28,625	760,280
Oracle Corp.	539,448	37,853,066
PagerDuty, Inc.*	11,518	463,369
Palo Alto Networks, Inc.*	14,434	4,648,614
Paycom Software, Inc.*	10,568	3,910,794
Paylocity Holding Corp.(x)*	5,722	1,028,987
Pegasystems, Inc.	5,332	609,661
Pluralsight, Inc., Class A*	18,581	415,100
Proofpoint, Inc.*	8,575	1,078,649
PTC, Inc.*	15,847	2,181,340
RealPage, Inc.*	11,594	1,010,997
RingCentral, Inc., Class A*	11,958	3,562,049
salesforce.com, Inc.*	285,780	60,548,209
ServiceNow, Inc.*	63,406	31,709,975
Slack Technologies, Inc., Class A*	. 75,287	3,058,911
Smartsheet, Inc., Class A*	17,333	1,107,925
Splunk, Inc.*	57,345	7,769,101
SS&C Technologies Holdings, Inc.	. 7,433	519,344
Synopsys, Inc.*	21,325	5,283,908
Teradata Corp.*	12,382	477,202
Trade Desk, Inc. (The), Class A*	6,279	4,091,773
Tyler Technologies, Inc.*	6,023	2,556,944
Unity Software, Inc.(x)*	3,760	377,166
VMware, Inc., Class A(x)*	12,233	1,840,455
Workday, Inc., Class A*	93,754	23,291,306
Zendesk, Inc.*	17,535	2,325,492
Zoom Video Communications, Inc., Class A*	34,934	11,223,945
Zscaler, Inc.*	10,974	1,883,907

		755,708,228

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	2,623,614	320,474,450
Dell Technologies, Inc., Class C*	2,502	220,551
NetApp, Inc.	18,619	1,353,043
Pure Storage, Inc., Class A*	20,963	451,543

		322,499,587

Total Information Technology		1,764,805,906

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	4,314	1,213,701
Ecolab, Inc.	7,429	1,590,326
FMC Corp.	4,033	446,090
Linde plc	6,834	1,914,477
NewMarket Corp.	882	335,301
RPM International, Inc.	15,940	1,464,089
Scotts Miracle-Gro Co. (The)	5,861	1,435,769
Sherwin-Williams Co. (The)	19,228	14,190,456
W R Grace & Co.	2,619	156,773

		22,746,982

Containers & Packaging (0.1%)
Amcor plc	37,801	441,516
Avery Dennison Corp.	5,093	935,329
Ball Corp.	45,376	3,845,162
Berry Global Group, Inc.*	7,366	452,272
Crown Holdings, Inc.	1,789	173,605
Graphic Packaging Holding Co.	7,572	137,508

		5,985,392

Metals & Mining (0.0%)
Royal Gold, Inc.	7,169	771,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Materials		$29,503,902

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	67,126	16,047,142
Americold Realty Trust (REIT)	3,509	134,991
Brookfield Property REIT, Inc. (REIT), Class A(x)	4,590	82,390
CoreSite Realty Corp. (REIT)	4,259	510,441
Crown Castle International Corp. (REIT)	58,982	10,152,572
Equinix, Inc. (REIT)	13,512	9,182,620
Equity LifeStyle Properties, Inc. (REIT)	10,522	669,620
Extra Space Storage, Inc. (REIT)	13,727	1,819,514
Iron Mountain, Inc. (REIT)	25,024	926,138
Public Storage (REIT)	14,964	3,692,517
SBA Communications Corp. (REIT)	2,216	615,051
Simon Property Group, Inc. (REIT)	39,161	4,455,347

Total Real Estate		48,288,343

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	13,176	497,130

Total Utilities		497,130

Total Common Stocks (80.5%) (Cost $1,412,841,959)		4,417,727,384

EXCHANGE TRADED FUNDS (ETF):
Equity (9.4%)
iShares Morningstar US Equity ETF(x)	3,923	879,851
iShares Core S&P 500 ETF	2,079	827,068
iShares Morningstar Growth ETF‡	357,065	103,002,540
iShares Morningstar Value ETF	51,268	6,297,761
iShares Russell 1000 ETF	3,225	721,852
iShares Russell 1000 Growth ETF(x)	714,173	173,572,606
iShares S&P 500 Growth ETF(x)	1,814,300	118,129,073
SPDR Portfolio S&P 500 Value ETF(x)	168,000	6,367,200
Vanguard Growth ETF(x)	361,022	92,797,095
Vanguard Large-Cap ETF(x)	600	111,180
Vanguard Russell 1000 Value(x)	42,700	5,676,111
Vanguard Value ETF	44,800	5,889,408

Total Exchange Traded Funds (9.4%) (Cost $114,840,565)		514,271,745

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $625,445)	13,498	634,541

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	284,494,406	284,636,653

Total Investment Companies		294,636,653

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $23,869,125, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $24,346,508.(xx)	$23,869,122	23,869,122
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $4,000,210, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $4,438,813.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $15,000,083, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $16,590,607.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $3,000,016, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $3,329,751.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		45,869,122

Total Short-Term Investments (6.2%) (Cost $340,494,306)		340,505,775

Total Investments in Securities (96.1%) (Cost $1,868,802,275)		5,273,139,445
Other Assets Less Liabilities (3.9%)		212,061,809

Net Assets (100%)		$5,485,201,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $269,452 or 0.0% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $63,263,444. This was collateralized by $8,318,151 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/6/21 - 2/15/51 and by cash of $55,869,122 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE-TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF(a)	357,065	110,144,254	—	(6,966,407)	5,804,759	(5,980,066)	103,002,540	36,443	—

(a)	Formerly known as iShares Morningstar Large-Cap Growth ETF.

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	411	6/2021	USD	107,597,745	885,678
S&P 500 E-Mini Index	2,170	6/2021	USD	430,462,900	4,032,686

					4,918,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$618,026,113	$4,889,312	$—	$622,915,425
Consumer Discretionary	783,719,886	64,541	—	783,784,427
Consumer Staples	223,646,600	12,718,706	—	236,365,306
Energy	10,548,679	—	—	10,548,679
Financials	90,592,944	—	—	90,592,944
Health Care	583,019,737	—	—	583,019,737
Industrials	245,465,576	1,940,009	—	247,405,585
Information Technology	1,762,383,294	2,422,612	—	1,764,805,906
Materials	29,503,902	—	—	29,503,902
Real Estate	48,288,343	—	—	48,288,343
Utilities	497,130	—	—	497,130
Exchange Traded Funds	514,271,745	—	—	514,271,745
Futures	4,918,364	—	—	4,918,364
Master Limited Partnership
Financials	634,541	—	—	634,541
Short-Term Investments
Investment Companies	294,636,653	—	—	294,636,653
Repurchase Agreements	—	45,869,122	—	45,869,122

Total Assets	$5,210,153,507	$67,904,302	$—	$5,278,057,809

Total Liabilities	$—	$—	$—	$—

Total	$5,210,153,507	$67,904,302	$—	$5,278,057,809

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,391,779,911
Aggregate gross unrealized depreciation	(16,080,582)

Net unrealized appreciation	$3,375,699,329

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,902,358,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	283,600	$8,584,572
Lumen Technologies, Inc.	43,379	579,110
Verizon Communications, Inc.	164,700	9,577,305

		18,740,987

Entertainment (2.2%)
Activision Blizzard, Inc.	18,300	1,701,900
Electronic Arts, Inc.	9,800	1,326,626
Liberty Media Corp.-Liberty Formula One, Class A*	950	36,309
Liberty Media Corp.-Liberty Formula One, Class C*	7,850	339,827
Lions Gate Entertainment Corp., Class A*	2,300	34,385
Lions Gate Entertainment Corp., Class B*	4,500	58,050
Madison Square Garden Entertainment Corp.*	650	53,170
Madison Square Garden Sports Corp., Class A*	750	134,595
Playtika Holding Corp.*	1,488	40,488
Take-Two Interactive Software, Inc.*	300	53,010
Walt Disney Co. (The)*	71,925	13,271,601
Zynga, Inc., Class A*	6,150	62,791

		17,112,752

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	2,700	5,568,804
Alphabet, Inc., Class C*	2,600	5,378,438
Pinterest, Inc., Class A*	2,700	199,881
TripAdvisor, Inc.*	3,950	212,470
Twitter, Inc.*	30,900	1,966,167
Zillow Group, Inc., Class A*	2,100	275,898
Zillow Group, Inc., Class C*	5,100	661,164

		14,262,822

Media (2.2%)
Charter Communications, Inc., Class A*	600	370,212
Comcast Corp., Class A	180,200	9,750,622
Discovery, Inc., Class A(x)*	6,100	265,106
Discovery, Inc., Class C*	12,272	452,714
DISH Network Corp., Class A*	9,738	352,516
Fox Corp., Class A	13,239	478,060
Fox Corp., Class B	6,233	217,719
Interpublic Group of Cos., Inc. (The)	15,400	449,680
John Wiley & Sons, Inc., Class A	1,700	92,140
Liberty Broadband Corp., Class A*	971	140,940
Liberty Broadband Corp., Class C*	6,359	954,804
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,836	125,011
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,044	266,601
New York Times Co. (The), Class A	6,400	323,968
News Corp., Class A	15,355	390,478
News Corp., Class B	4,800	112,608
Nexstar Media Group, Inc., Class A	600	84,258
Omnicom Group, Inc.	8,400	622,860
Sirius XM Holdings, Inc.(x)	17,600	107,184
ViacomCBS, Inc.	22,226	1,002,393
ViacomCBS, Inc., Class A	367	17,311

		16,577,185

Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	3,896	89,452
T-Mobile US, Inc.*	21,822	2,734,079
United States Cellular Corp.*	521	19,006

		2,842,537

Total Communication Services		69,536,283

Consumer Discretionary (7.8%)
Auto Components (0.3%)
Aptiv plc*	10,650	1,468,635
BorgWarner, Inc.	8,400	389,424
Gentex Corp.	9,700	345,999
Lear Corp.	2,390	433,187

		2,637,245

Automobiles (0.7%)
Ford Motor Co.*	154,800	1,896,300
General Motors Co.*	49,650	2,852,889
Harley-Davidson, Inc.	6,000	240,600
Thor Industries, Inc.	2,150	289,691

		5,279,480

Distributors (0.1%)
Genuine Parts Co.	5,550	641,524
LKQ Corp.*	12,000	507,960

		1,149,484

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	700	120,015
frontdoor, Inc.*	2,750	147,812
Graham Holdings Co., Class B	224	125,987
Grand Canyon Education, Inc.*	1,850	198,135
H&R Block, Inc.	2,100	45,780
Service Corp. International	6,650	339,483
Terminix Global Holdings, Inc.*	5,200	247,884

		1,225,096

Hotels, Restaurants & Leisure (2.4%)
Aramark	9,050	341,909
Carnival Corp.*	24,038	637,969
Choice Hotels International, Inc.	1,400	150,206
Darden Restaurants, Inc.	5,200	738,400
Extended Stay America, Inc.	7,000	138,250
Hilton Worldwide Holdings, Inc.*	10,800	1,305,936
Hyatt Hotels Corp., Class A*	1,325	109,577
Las Vegas Sands Corp.*	7,550	458,738
Marriott International, Inc., Class A*	10,700	1,584,777
McDonald’s Corp.	25,350	5,681,949
MGM Resorts International	18,666	709,121
Norwegian Cruise Line Holdings Ltd.(x)*	14,300	394,537
Planet Fitness, Inc., Class A*	1,400	108,220
Royal Caribbean Cruises Ltd.*	7,744	662,964
Six Flags Entertainment Corp.*	2,950	137,086
Starbucks Corp.	19,600	2,141,692
Travel + Leisure Co.	3,300	201,828
Vail Resorts, Inc.*	1,500	437,490
Wyndham Hotels & Resorts, Inc.	3,600	251,208
Wynn Resorts Ltd.*	3,100	388,647
Yum China Holdings, Inc.	14,750	873,348
Yum! Brands, Inc.	11,050	1,195,389

		18,649,241

Household Durables (0.9%)
DR Horton, Inc.	13,127	1,169,878
Garmin Ltd.	5,885	775,937
Leggett & Platt, Inc.	5,200	237,380
Lennar Corp., Class A	10,732	1,086,401
Lennar Corp., Class B	603	49,651
Mohawk Industries, Inc.*	2,277	437,890
Newell Brands, Inc.	15,150	405,717
NVR, Inc.*	200	942,186
PulteGroup, Inc.	10,550	553,242
Tempur Sealy International, Inc.	1,900	69,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.	4,425	$251,030
Whirlpool Corp.	2,466	543,383

		6,522,159

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.	2,200	134,728
Expedia Group, Inc.*	4,888	841,322
Grubhub, Inc.*	3,200	192,000
Qurate Retail, Inc., Class A	15,039	176,859
Wayfair, Inc., Class A*	300	94,425

		1,439,334

Leisure Products (0.3%)
Brunswick Corp.	3,050	290,879
Hasbro, Inc.	5,000	480,600
Mattel, Inc.*	5,500	109,560
Peloton Interactive, Inc., Class A*	7,657	860,953
Polaris, Inc.	2,100	280,350

		2,022,342

Multiline Retail (0.7%)
Dollar Tree, Inc.*	4,800	549,408
Kohl’s Corp.	6,191	369,046
Nordstrom, Inc.(x)*	4,300	162,841
Ollie’s Bargain Outlet Holdings, Inc.*	200	17,400
Target Corp.	19,850	3,931,689

		5,030,384

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	2,600	477,074
AutoNation, Inc.*	2,250	209,745
AutoZone, Inc.*	400	561,720
Best Buy Co., Inc.	7,450	855,335
Burlington Stores, Inc.*	300	89,640
CarMax, Inc.*	6,000	795,960
Dick’s Sporting Goods, Inc.	2,450	186,568
Foot Locker, Inc.	4,041	227,306
Gap, Inc. (The)*	7,200	214,416
Home Depot, Inc. (The)	21,350	6,517,088
L Brands, Inc.*	9,100	562,926
Leslie’s, Inc.*	1,868	45,747
Penske Automotive Group, Inc.	1,250	100,300
Petco Health & Wellness Co., Inc.*	1,003	22,226
Ross Stores, Inc.	2,600	311,766
TJX Cos., Inc. (The)	9,000	595,350
Ulta Beauty, Inc.*	200	61,834
Vroom, Inc.*	804	31,348
Williams-Sonoma, Inc.	2,550	456,960

		12,323,309

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	5,600	285,600
Carter’s, Inc.*	1,700	151,181
Columbia Sportswear Co.	1,100	116,193
Hanesbrands, Inc.	13,750	270,462
PVH Corp.*	2,800	295,960
Ralph Lauren Corp.*	1,900	234,004
Skechers USA, Inc., Class A*	5,300	221,063
Tapestry, Inc.*	10,950	451,250
Under Armour, Inc., Class A*	7,450	165,092
Under Armour, Inc., Class C*	7,750	143,065
VF Corp.	12,000	959,040

		3,292,910

Total Consumer Discretionary		59,570,984

Consumer Staples (7.0%)
Beverages (1.1%)
Brown-Forman Corp., Class A	250	15,918
Brown-Forman Corp., Class B	1,050	72,418
Coca-Cola Co. (The)	63,400	3,341,814
Constellation Brands, Inc., Class A	6,450	1,470,600
Keurig Dr Pepper, Inc.	27,755	953,939
Molson Coors Beverage Co., Class B*	7,049	360,557
PepsiCo, Inc.	14,700	2,079,315

		8,294,561

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A(x)	3,764	71,780
Casey’s General Stores, Inc.	1,500	324,285
Costco Wholesale Corp.	2,100	740,208
Grocery Outlet Holding Corp.*	1,280	47,219
Kroger Co. (The)	30,000	1,079,700
Sprouts Farmers Market, Inc.*	650	17,303
Sysco Corp.	5,500	433,070
US Foods Holding Corp.*	8,650	329,738
Walgreens Boots Alliance, Inc.	28,748	1,578,265
Walmart, Inc.	55,382	7,522,537

		12,144,105

Food Products (1.6%)
Archer-Daniels-Midland Co.	21,966	1,252,062
Beyond Meat, Inc.(x)*	450	58,554
Bunge Ltd.	5,311	421,003
Campbell Soup Co.	3,850	193,540
Conagra Brands, Inc.	19,281	724,966
Flowers Foods, Inc.	7,650	182,070
General Mills, Inc.	24,050	1,474,746
Hain Celestial Group, Inc. (The)*	3,350	146,060
Hershey Co. (The)	1,300	205,608
Hormel Foods Corp.	11,050	527,969
Ingredion, Inc.	2,629	236,400
JM Smucker Co. (The)	4,369	552,810
Kellogg Co.	6,565	415,564
Kraft Heinz Co. (The)	25,700	1,028,000
Lamb Weston Holdings, Inc.	4,378	339,207
McCormick & Co., Inc. (Non-Voting)	4,300	383,388
Mondelez International, Inc., Class A	55,462	3,246,191
Pilgrim’s Pride Corp.*	1,350	32,116
Post Holdings, Inc.*	2,400	253,728
Seaboard Corp.	14	51,660
TreeHouse Foods, Inc.*	2,200	114,928
Tyson Foods, Inc., Class A	11,324	841,373

		12,681,943

Household Products (1.6%)
Clorox Co. (The)	1,454	280,447
Colgate-Palmolive Co.	33,500	2,640,805
Energizer Holdings, Inc.	550	26,103
Kimberly-Clark Corp.	13,455	1,870,918
Procter & Gamble Co. (The)	53,571	7,255,121
Reynolds Consumer Products, Inc.	1,350	40,203
Spectrum Brands Holdings, Inc.	1,658	140,930

		12,254,527

Personal Products (0.1%)
Coty, Inc., Class A*	11,346	102,227
Estee Lauder Cos., Inc. (The), Class A	1,000	290,850
Herbalife Nutrition Ltd.*	3,050	135,298
Nu Skin Enterprises, Inc., Class A	2,000	105,780

		634,155

Tobacco (1.0%)
Altria Group, Inc.	41,650	2,130,814
Philip Morris International, Inc.	61,800	5,484,132

		7,614,946

Total Consumer Staples		53,624,237

Energy (5.0%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	25,999	561,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Halliburton Co.	35,200	$755,392
Helmerich & Payne, Inc.	4,106	110,698
NOV, Inc.*	15,349	210,588
Schlumberger NV	55,116	1,498,604

		3,137,120

Oil, Gas & Consumable Fuels (4.6%)
Antero Midstream Corp.	11,300	102,039
APA Corp.*	14,958	267,748
Cabot Oil & Gas Corp.	15,550	292,029
Chevron Corp.	76,614	8,028,381
Cimarex Energy Co.	3,900	231,621
ConocoPhillips	53,914	2,855,825
Continental Resources, Inc.*	2,950	76,316
Devon Energy Corp.	23,323	509,608
Diamondback Energy, Inc.	6,666	489,884
EOG Resources, Inc.	23,050	1,671,816
EQT Corp.*	10,883	202,206
Equitrans Midstream Corp.	14,656	119,593
Exxon Mobil Corp.	168,299	9,396,133
Hess Corp.	10,818	765,482
HollyFrontier Corp.	5,900	211,102
Kinder Morgan, Inc.	77,250	1,286,212
Marathon Oil Corp.	31,248	333,729
Marathon Petroleum Corp.	25,682	1,373,730
Murphy Oil Corp.	5,687	93,324
Occidental Petroleum Corp.	33,243	884,929
ONEOK, Inc.	17,550	889,083
Phillips 66	17,335	1,413,496
Pioneer Natural Resources Co.	8,039	1,276,754
Targa Resources Corp.	8,900	282,575
Valero Energy Corp.	16,136	1,155,338
Williams Cos., Inc. (The)	48,200	1,141,858

		35,350,811

Total Energy		38,487,931

Financials (20.3%)
Banks (8.4%)
Associated Banc-Corp.	5,952	127,016
Bank of America Corp.	307,538	11,898,645
Bank of Hawaii Corp.	1,524	136,383
Bank OZK	4,800	196,080
BOK Financial Corp.	1,246	111,293
Citigroup, Inc.	82,758	6,020,644
Citizens Financial Group, Inc.	16,900	746,135
Comerica, Inc.	5,455	391,342
Commerce Bancshares, Inc.	4,118	315,480
Cullen/Frost Bankers, Inc.	2,197	238,946
East West Bancorp, Inc.	5,534	408,409
Fifth Third Bancorp	28,188	1,055,641
First Citizens BancShares, Inc., Class A	300	250,731
First Hawaiian, Inc.	5,100	139,587
First Horizon Corp.	21,584	364,985
First Republic Bank	6,850	1,142,237
FNB Corp.	12,750	161,925
Huntington Bancshares, Inc.	40,075	629,979
JPMorgan Chase & Co.	120,427	18,332,602
KeyCorp	38,483	768,890
M&T Bank Corp.	5,059	766,995
PacWest Bancorp	4,550	173,583
People’s United Financial, Inc.	16,760	300,004
Pinnacle Financial Partners, Inc.	2,900	257,114
PNC Financial Services Group, Inc. (The)	16,839	2,953,729
Popular, Inc.	3,282	230,790
Prosperity Bancshares, Inc.	3,500	262,115
Regions Financial Corp.	38,118	787,518
Signature Bank	2,200	497,420
Sterling Bancorp	7,600	174,952
SVB Financial Group*	2,050	1,012,003
Synovus Financial Corp.	5,791	264,938
TCF Financial Corp.	5,911	274,625
Truist Financial Corp.	53,468	3,118,254
Umpqua Holdings Corp.	8,650	151,807
US Bancorp	53,950	2,983,975
Webster Financial Corp.	3,550	195,641
Wells Fargo & Co.	150,845	5,893,514
Western Alliance Bancorp	3,850	363,594
Wintrust Financial Corp.	2,200	166,760
Zions Bancorp NA	6,318	347,237

		64,613,518

Capital Markets (4.3%)
Affiliated Managers Group, Inc.	1,750	260,802
Ameriprise Financial, Inc.	4,660	1,083,217
Bank of New York Mellon Corp. (The)	31,699	1,499,046
BlackRock, Inc.	5,863	4,420,467
Carlyle Group, Inc. (The)	4,200	154,392
Cboe Global Markets, Inc.	3,300	325,677
Charles Schwab Corp. (The)	54,716	3,566,389
CME Group, Inc.	14,150	2,889,855
Evercore, Inc., Class A	1,550	204,197
Franklin Resources, Inc.	10,900	322,640
Goldman Sachs Group, Inc. (The)	13,177	4,308,879
Interactive Brokers Group, Inc., Class A	2,819	205,900
Intercontinental Exchange, Inc.	14,235	1,589,765
Invesco Ltd.	14,931	376,560
KKR & Co., Inc., Class A	21,500	1,050,275
Lazard Ltd., Class A	4,000	174,040
LPL Financial Holdings, Inc.	2,900	412,264
Morgan Stanley	55,354	4,298,792
Morningstar, Inc.	200	45,008
Nasdaq, Inc.	4,574	674,482
Northern Trust Corp.	7,631	802,094
Raymond James Financial, Inc.	4,842	593,436
S&P Global, Inc.	4,000	1,411,480
SEI Investments Co.	4,450	271,139
State Street Corp.	13,928	1,170,091
T. Rowe Price Group, Inc.	6,700	1,149,720
Tradeweb Markets, Inc., Class A	400	29,600
Virtu Financial, Inc., Class A	250	7,762

		33,297,969

Consumer Finance (1.2%)
Ally Financial, Inc.	14,800	669,108
American Express Co.	25,950	3,670,368
Capital One Financial Corp.	17,930	2,281,234
Credit Acceptance Corp.(x)*	400	144,092
Discover Financial Services	12,169	1,155,933
LendingTree, Inc.(x)*	100	21,300
OneMain Holdings, Inc.	2,800	150,416
Santander Consumer USA Holdings, Inc.	2,800	75,768
SLM Corp.	11,339	203,762
Synchrony Financial	23,143	940,994
Upstart Holdings, Inc.(x)*	440	56,699

		9,369,674

Diversified Financial Services (2.6%)
Berkshire Hathaway, Inc., Class B*	74,787	19,105,835
Equitable Holdings, Inc.‡	15,900	518,658
Jefferies Financial Group, Inc.	8,713	262,261
Voya Financial, Inc.	4,900	311,836

		20,198,590

Insurance (3.5%)
Aflac, Inc.	27,180	1,391,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Alleghany Corp.*	530	$331,934
Allstate Corp. (The)	12,088	1,388,911
American Financial Group, Inc.	2,841	324,158
American International Group, Inc.	34,206	1,580,659
American National Group, Inc.	282	30,419
Arch Capital Group Ltd.*	15,603	598,687
Arthur J Gallagher & Co.	7,550	942,014
Assurant, Inc.	2,361	334,719
Assured Guaranty Ltd.	3,054	129,123
Athene Holding Ltd., Class A*	4,450	224,280
Axis Capital Holdings Ltd.	2,956	146,529
Brighthouse Financial, Inc.*	3,448	152,574
Brown & Brown, Inc.	8,770	400,877
Chubb Ltd.	17,836	2,817,553
Cincinnati Financial Corp.	5,906	608,850
CNA Financial Corp.	1,110	49,539
Erie Indemnity Co., Class A	400	88,364
Everest Re Group Ltd.	1,562	387,079
Fidelity National Financial, Inc.	10,888	442,706
First American Financial Corp.	4,250	240,763
Globe Life, Inc.	4,112	397,343
GoHealth, Inc., Class A*	1,520	17,769
Hanover Insurance Group, Inc. (The)	1,459	188,882
Hartford Financial Services Group, Inc. (The)	14,099	941,672
Kemper Corp.	2,400	191,328
Lemonade, Inc.(x)*	1,314	122,373
Lincoln National Corp.	6,614	411,854
Loews Corp.	8,985	460,751
Markel Corp.*	539	614,255
Marsh & McLennan Cos., Inc.	4,500	548,100
Mercury General Corp.	1,024	62,269
MetLife, Inc.	29,980	1,822,484
Old Republic International Corp.	11,134	243,167
Primerica, Inc.	550	81,301
Principal Financial Group, Inc.	10,684	640,613
Progressive Corp. (The)	16,500	1,577,565
Prudential Financial, Inc.	15,711	1,431,272
Reinsurance Group of America, Inc.	2,703	340,713
RenaissanceRe Holdings Ltd.	1,301	208,485
Travelers Cos., Inc. (The)	10,075	1,515,280
Unum Group	8,039	223,725
W R Berkley Corp.	5,496	414,124
White Mountains Insurance Group Ltd.	185	206,256
Willis Towers Watson plc	5,100	1,167,288

		26,439,679

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	21,350	357,826
Annaly Capital Management, Inc. (REIT)	55,695	478,977
New Residential Investment Corp. (REIT)	16,400	184,500
Starwood Property Trust, Inc. (REIT)	10,750	265,955

		1,287,258

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	13,400	185,590
New York Community Bancorp, Inc.	17,845	225,204
Rocket Cos., Inc., Class A(x)	2,478	57,217
TFS Financial Corp.	1,893	38,560

		506,571

Total Financials		155,713,259

Health Care (12.5%)
Biotechnology (0.9%)
AbbVie, Inc.	4,182	452,576
Acceleron Pharma, Inc.*	100	13,561
Agios Pharmaceuticals, Inc.*	2,200	113,608
Alexion Pharmaceuticals, Inc.*	7,150	1,093,306
Alkermes plc*	6,250	116,750
Biogen, Inc.*	4,250	1,188,937
BioMarin Pharmaceutical, Inc.*	600	45,306
Bluebird Bio, Inc.*	1,350	40,703
Exact Sciences Corp.*	800	105,424
Exelixis, Inc.*	7,750	175,072
Gilead Sciences, Inc.	49,900	3,225,037
Ionis Pharmaceuticals, Inc.*	2,600	116,896
Sage Therapeutics, Inc.*	1,800	134,730
Sana Biotechnology, Inc.*	199	6,661
United Therapeutics Corp.*	1,750	292,723

		7,121,290

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	42,326	5,072,348
Baxter International, Inc.	11,723	988,718
Becton Dickinson and Co.	11,500	2,796,225
Boston Scientific Corp.*	56,800	2,195,320
Cooper Cos., Inc. (The)	1,726	662,939
Danaher Corp.	24,950	5,615,746
Dentsply Sirona, Inc.	8,600	548,766
Envista Holdings Corp.*	6,248	254,918
Globus Medical, Inc., Class A*	2,900	178,843
Haemonetics Corp.*	100	11,101
Hill-Rom Holdings, Inc.	2,355	260,180
Hologic, Inc.*	3,000	223,140
ICU Medical, Inc.*	550	112,992
Integra LifeSciences Holdings Corp.*	2,800	193,452
Medtronic plc	53,353	6,302,590
STERIS plc	3,200	609,536
Stryker Corp.	9,300	2,265,294
Tandem Diabetes Care, Inc.*	200	17,650
Teleflex, Inc.	700	290,822
Varian Medical Systems, Inc.*	3,200	564,896
Zimmer Biomet Holdings, Inc.	8,259	1,322,101

		30,487,577

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	3,450	197,133
AmerisourceBergen Corp.	3,000	354,210
Anthem, Inc.	7,376	2,647,615
Centene Corp.*	16,073	1,027,226
Cigna Corp.	9,963	2,408,456
CVS Health Corp.	51,932	3,906,844
DaVita, Inc.*	2,400	258,648
Encompass Health Corp.	2,100	171,990
HCA Healthcare, Inc.	5,100	960,534
Henry Schein, Inc.*	5,650	391,206
Humana, Inc.	3,232	1,355,016
Laboratory Corp. of America Holdings*	3,630	925,759
McKesson Corp.	1,600	312,064
Molina Healthcare, Inc.*	750	175,320
Oak Street Health, Inc.(x)*	1,627	88,297
Premier, Inc., Class A	4,750	160,788
Quest Diagnostics, Inc.	5,260	675,068
Signify Health, Inc., Class A(x)*	173	5,062
UnitedHealth Group, Inc.	6,300	2,344,041
Universal Health Services, Inc., Class B	2,900	386,831

		18,752,108

Health Care Technology (0.0%)
American Well Corp., Class A(x)*	653	11,343
Certara, Inc.*	721	19,683
Change Healthcare, Inc.*	2,449	54,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teladoc Health, Inc.*	300	$54,525

		139,674

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	11,100	1,411,254
Berkeley Lights, Inc.*	371	18,635
Bio-Rad Laboratories, Inc., Class A*	860	491,206
Bio-Techne Corp.	100	38,193
Bruker Corp.	2,300	147,844
Charles River Laboratories International, Inc.*	200	57,966
IQVIA Holdings, Inc.*	4,650	898,101
Maravai LifeSciences Holdings, Inc., Class A*	654	23,309
Mettler-Toledo International, Inc.*	100	115,569
PerkinElmer, Inc.	3,515	450,939
PPD, Inc.*	945	35,759
PRA Health Sciences, Inc.*	400	61,332
QIAGEN NV*	8,911	433,877
Sotera Health Co.*	1,441	35,967
Syneos Health, Inc.*	2,800	212,380
Thermo Fisher Scientific, Inc.	6,545	2,987,007
Waters Corp.*	2,300	653,591

		8,072,929

Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	57,300	3,617,349
Catalent, Inc.*	6,450	679,250
Elanco Animal Health, Inc.*	18,007	530,306
Horizon Therapeutics plc*	500	46,020
Jazz Pharmaceuticals plc*	2,200	361,614
Johnson & Johnson	90,802	14,923,309
Merck & Co., Inc.	12,572	969,175
Nektar Therapeutics*	6,800	136,000
Perrigo Co. plc	5,350	216,515
Pfizer, Inc.	221,100	8,010,453
Reata Pharmaceuticals, Inc., Class A*	100	9,970
Royalty Pharma plc, Class A	7,262	316,768
Viatris, Inc.*	47,833	668,227
Zoetis, Inc.	1,800	283,464

		30,768,420

Total Health Care		95,341,998

Industrials (13.7%)
Aerospace & Defense (2.3%)
Boeing Co. (The)*	21,300	5,425,536
BWX Technologies, Inc.	1,350	89,019
Curtiss-Wright Corp.	1,650	195,690
General Dynamics Corp.	10,053	1,825,223
HEICO Corp.	300	37,740
HEICO Corp., Class A	600	68,160
Hexcel Corp.*	3,250	182,000
Howmet Aerospace, Inc.*	15,643	502,610
Huntington Ingalls Industries, Inc.	1,400	288,190
L3Harris Technologies, Inc.	8,344	1,691,162
Mercury Systems, Inc.*	400	28,260
Northrop Grumman Corp.	500	161,820
Raytheon Technologies Corp.	56,591	4,372,786
Spirit AeroSystems Holdings, Inc., Class A	4,100	199,465
Teledyne Technologies, Inc.*	1,450	599,792
Textron, Inc.	8,989	504,103
TransDigm Group, Inc.*	1,650	970,068
Virgin Galactic Holdings, Inc.(x)*	300	9,189

		17,150,813

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	4,400	419,892
Expeditors International of Washington, Inc.	2,550	274,610
FedEx Corp.	9,800	2,783,592
United Parcel Service, Inc., Class B	9,700	1,648,903
XPO Logistics, Inc.*	3,450	425,385

		5,552,382

Airlines (0.6%)
Alaska Air Group, Inc.*	4,750	328,748
American Airlines Group, Inc.*	24,500	585,550
Copa Holdings SA, Class A*	1,200	96,948
Delta Air Lines, Inc.*	25,300	1,221,484
JetBlue Airways Corp.*	12,450	253,233
Southwest Airlines Co.*	23,400	1,428,804
United Airlines Holdings, Inc.*	12,350	710,619

		4,625,386

Building Products (0.9%)
A O Smith Corp.	5,250	354,953
Allegion plc	1,300	163,306
Armstrong World Industries, Inc.	1,200	108,108
AZEK Co., Inc. (The)*	2,966	124,720
Carrier Global Corp.	22,101	933,104
Fortune Brands Home & Security, Inc.	5,450	522,219
Johnson Controls International plc	28,832	1,720,405
Lennox International, Inc.	1,350	420,647
Masco Corp.	10,150	607,985
Owens Corning	4,168	383,831
Trane Technologies plc	9,481	1,569,674

		6,908,952

Commercial Services & Supplies (0.5%)
ADT, Inc.	6,100	51,484
Cintas Corp.	400	136,524
Clean Harbors, Inc.*	2,050	172,323
Driven Brands Holdings, Inc.*	1,217	30,936
IAA, Inc.*	4,000	220,560
MSA Safety, Inc.	1,100	165,022
Republic Services, Inc.	8,282	822,817
Rollins, Inc.	1,050	36,141
Stericycle, Inc.*	3,550	239,660
Waste Management, Inc.	14,649	1,890,014

		3,765,481

Construction & Engineering (0.1%)
AECOM*	5,544	355,426
Quanta Services, Inc.	4,314	379,546
Valmont Industries, Inc.	850	202,019

		936,991

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,400	231,000
AMETEK, Inc.	9,050	1,155,957
Array Technologies, Inc.*	4,434	132,222
Eaton Corp. plc	15,924	2,201,971
Emerson Electric Co.	23,600	2,129,192
Generac Holdings, Inc.*	200	65,490
GrafTech International Ltd.	6,700	81,941
Hubbell, Inc.	2,190	409,289
nVent Electric plc	6,086	169,860
Regal Beloit Corp.	1,652	235,707
Rockwell Automation, Inc.	2,400	637,056
Sensata Technologies Holding plc*	6,100	353,495
Shoals Technologies Group, Inc., Class A*	3,180	110,600

		7,913,780

Industrial Conglomerates (1.8%)
3M Co.	7,650	1,474,002
Carlisle Cos., Inc.	2,079	342,162
General Electric Co.	345,518	4,536,651
Honeywell International, Inc.	27,950	6,067,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	3,600	$1,452,024

		13,871,946

Machinery (3.4%)
AGCO Corp.	2,471	354,959
Allison Transmission Holdings, Inc.	1,500	61,245
Caterpillar, Inc.	21,550	4,996,798
Colfax Corp.*	4,350	190,573
Crane Co.	1,891	177,584
Cummins, Inc.	5,900	1,528,749
Deere & Co.	11,254	4,210,572
Donaldson Co., Inc.	4,500	261,720
Dover Corp.	5,723	784,795
Flowserve Corp.	5,100	197,931
Fortive Corp.	11,722	828,042
Gates Industrial Corp. plc*	2,600	41,574
Graco, Inc.	3,200	229,184
IDEX Corp.	3,010	630,053
Illinois Tool Works, Inc.	7,000	1,550,640
Ingersoll Rand, Inc.*	13,750	676,638
ITT, Inc.	3,400	309,094
Lincoln Electric Holdings, Inc.	1,250	153,675
Middleby Corp. (The)*	2,200	364,650
Nordson Corp.	450	89,406
Oshkosh Corp.	2,650	314,449
Otis Worldwide Corp.	16,200	1,108,890
PACCAR, Inc.	13,400	1,245,128
Parker-Hannifin Corp.	5,066	1,597,968
Pentair plc	6,486	404,208
Snap-on, Inc.	2,150	496,091
Stanley Black & Decker, Inc.	6,118	1,221,581
Timken Co. (The)	2,516	204,224
Toro Co. (The)	400	41,256
Trinity Industries, Inc.	3,406	97,037
Westinghouse Air Brake Technologies Corp.	7,104	562,353
Woodward, Inc.	2,200	265,386
Xylem, Inc.	7,100	746,778

		25,943,231

Marine (0.0%)
Kirby Corp.*	2,350	141,658

Professional Services (0.5%)
CACI International, Inc., Class A*	800	197,328
CoreLogic, Inc.	2,735	216,749
Dun & Bradstreet Holdings, Inc.*	2,767	65,882
Equifax, Inc.	1,200	217,356
FTI Consulting, Inc.*	1,400	196,154
IHS Markit Ltd.	7,150	691,977
Jacobs Engineering Group, Inc.	5,128	662,897
Leidos Holdings, Inc.	4,750	457,330
ManpowerGroup, Inc.	2,267	224,206
Nielsen Holdings plc	14,130	355,369
Robert Half International, Inc.	4,300	335,701
Science Applications International Corp.	2,000	167,180
TransUnion	600	54,000

		3,842,129

Road & Rail (1.6%)
AMERCO	350	214,410
CSX Corp.	30,250	2,916,705
JB Hunt Transport Services, Inc.	2,400	403,368
Kansas City Southern	3,650	963,308
Knight-Swift Transportation Holdings, Inc.	4,900	235,641
Landstar System, Inc.	300	49,518
Lyft, Inc., Class A*	9,925	627,061
Norfolk Southern Corp.	10,001	2,685,469
Old Dominion Freight Line, Inc.	575	138,236
Ryder System, Inc.	2,059	155,763
Schneider National, Inc., Class B	2,250	56,182
Uber Technologies, Inc.*	12,623	688,080
Union Pacific Corp.	13,100	2,887,371

		12,021,112

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,200	205,800
Fastenal Co.	4,200	211,176
MSC Industrial Direct Co., Inc., Class A	1,800	162,342
United Rentals, Inc.*	2,900	954,999
Univar Solutions, Inc.*	6,550	141,087
Watsco, Inc.	1,350	352,013
WW Grainger, Inc.	500	200,465

		2,227,882

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	2,900	92,249

Total Industrials		104,993,992

Information Technology (9.4%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	400	120,756
Ciena Corp.*	6,000	328,320
Cisco Systems, Inc.	168,800	8,728,648
CommScope Holding Co., Inc.*	7,250	111,360
EchoStar Corp., Class A*	1,859	44,616
F5 Networks, Inc.*	2,500	521,550
Juniper Networks, Inc.	13,000	329,290
Lumentum Holdings, Inc.*	2,600	237,510
Motorola Solutions, Inc.	6,100	1,147,105
Ubiquiti, Inc.	100	29,830
Viasat, Inc.*	2,250	108,158

		11,707,143

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	9,400	620,118
Arrow Electronics, Inc.*	2,945	326,365
Avnet, Inc.	3,858	160,146
Coherent, Inc.*	150	37,933
Corning, Inc.	29,717	1,292,987
Dolby Laboratories, Inc., Class A	2,200	217,184
FLIR Systems, Inc.	5,100	287,997
IPG Photonics Corp.*	1,300	274,222
Jabil, Inc.	4,718	246,091
Keysight Technologies, Inc.*	4,900	702,660
Littelfuse, Inc.	950	251,218
National Instruments Corp.	5,100	220,243
SYNNEX Corp.	1,600	183,744
Trimble, Inc.*	9,800	762,342
Vontier Corp.*	6,028	182,468
Zebra Technologies Corp., Class A*	200	97,036

		5,862,754

IT Services (2.3%)
Akamai Technologies, Inc.*	1,050	106,995
Alliance Data Systems Corp.	1,800	201,762
Amdocs Ltd.	5,071	355,730
Automatic Data Processing, Inc.	2,400	452,328
BigCommerce Holdings, Inc.(x)*	261	15,086
Cognizant Technology Solutions Corp., Class A	19,650	1,535,058
Concentrix Corp.*	1,600	239,552
DXC Technology Co.*	10,000	312,600
Euronet Worldwide, Inc.*	2,000	276,600
Fidelity National Information Services, Inc.	24,513	3,446,773
Fiserv, Inc.(x)*	16,100	1,916,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Genpact Ltd.	4,500	$192,690
Global Payments, Inc.	11,800	2,378,644
International Business Machines Corp.	35,300	4,704,078
Jack Henry & Associates, Inc.	650	98,618
Paychex, Inc.	2,600	254,852
Sabre Corp.*	12,600	186,606
Twilio, Inc., Class A*	1,000	340,760
VeriSign, Inc.*	1,600	318,016
Western Union Co. (The)	13,050	321,813
WEX, Inc.*	1,600	334,752

		17,989,857

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	3,300	259,050
Allegro MicroSystems, Inc.*	982	24,894
Analog Devices, Inc.	12,900	2,000,532
Broadcom, Inc.	900	417,294
Cirrus Logic, Inc.*	2,300	195,017
Cree, Inc.*	4,350	470,365
Entegris, Inc.	300	33,540
First Solar, Inc.*	3,650	318,645
Intel Corp.	163,119	10,439,616
Marvell Technology Group Ltd.	26,400	1,293,072
Maxim Integrated Products, Inc.	7,050	644,158
Microchip Technology, Inc.	2,450	380,289
Micron Technology, Inc.*	44,179	3,897,030
MKS Instruments, Inc.	500	92,710
ON Semiconductor Corp.*	16,100	669,921
Qorvo, Inc.*	4,500	822,150
Skyworks Solutions, Inc.	6,600	1,210,968
Texas Instruments, Inc.	18,300	3,458,517

		26,627,768

Software (0.7%)
2U, Inc.*	1,750	66,902
Aspen Technology, Inc.*	200	28,866
Autodesk, Inc.*	2,950	817,593
C3.ai, Inc., Class A(x)*	6	395
CDK Global, Inc.	4,200	227,052
Ceridian HCM Holding, Inc.*	1,350	113,765
Citrix Systems, Inc.	3,550	498,278
Crowdstrike Holdings, Inc., Class A*	1,700	310,267
Datto Holding Corp.*	389	8,912
Duck Creek Technologies, Inc.*	398	17,966
FireEye, Inc.*	6,900	135,033
Guidewire Software, Inc.*	2,700	274,401
Jamf Holding Corp.*	811	28,645
JFrog Ltd.(x)*	91	4,038
Manhattan Associates, Inc.*	300	35,214
McAfee Corp., Class A(x)	661	15,031
nCino, Inc.*	253	16,880
Nuance Communications, Inc.*	11,250	490,950
Oracle Corp.	8,700	610,479
Pegasystems, Inc.	100	11,434
RealPage, Inc.*	400	34,880
salesforce.com, Inc.*	2,600	550,862
SolarWinds Corp.*	1,834	31,985
SS&C Technologies Holdings, Inc.	7,000	489,090
Synopsys, Inc.*	500	123,890
Teradata Corp.*	1,000	38,540
Unity Software, Inc.(x)*	198	19,861

		5,001,209

Technology Hardware, Storage & Peripherals (0.6%)
Dell Technologies, Inc., Class C*	9,762	860,520
Hewlett Packard Enterprise Co.	51,200	805,888
HP, Inc.	51,250	1,627,187
NCR Corp.*	5,000	189,750
NetApp, Inc.	4,000	290,680
Pure Storage, Inc., Class A*	4,100	88,314
Western Digital Corp.	12,069	805,606
Xerox Holdings Corp.	6,625	160,789

		4,828,734

Total Information Technology		72,017,465

Materials (4.7%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	7,700	2,166,318
Albemarle Corp.	4,625	675,759
Ashland Global Holdings, Inc.	2,167	192,365
Axalta Coating Systems Ltd.*	8,350	246,993
Cabot Corp.	2,135	111,959
Celanese Corp.	4,500	674,145
CF Industries Holdings, Inc.	8,450	383,461
Chemours Co. (The)	6,450	180,019
Corteva, Inc.	29,770	1,387,877
Dow, Inc.	29,470	1,884,312
DuPont de Nemours, Inc.	21,307	1,646,605
Eastman Chemical Co.	5,350	589,142
Ecolab, Inc.	7,900	1,691,153
Element Solutions, Inc.	8,600	157,294
FMC Corp.	4,100	453,501
Huntsman Corp.	7,901	227,786
International Flavors & Fragrances, Inc.	9,906	1,382,977
Linde plc	20,950	5,868,933
LyondellBasell Industries NV, Class A	10,150	1,056,107
Mosaic Co. (The)	13,700	433,057
NewMarket Corp.	122	46,380
Olin Corp.	5,600	212,632
PPG Industries, Inc.	9,350	1,404,931
RPM International, Inc.	850	78,072
Scotts Miracle-Gro Co. (The)	100	24,497
Valvoline, Inc.	7,130	185,879
W R Grace & Co.	1,400	83,804
Westlake Chemical Corp.	1,286	114,184

		23,560,142

Construction Materials (0.2%)
Eagle Materials, Inc.	1,650	221,777
Martin Marietta Materials, Inc.	2,500	839,550
Vulcan Materials Co.	5,232	882,900

		1,944,227

Containers & Packaging (0.6%)
Amcor plc	53,100	620,208
AptarGroup, Inc.	2,499	354,033
Ardagh Group SA	650	16,517
Avery Dennison Corp.	1,950	358,117
Ball Corp.	800	67,792
Berry Global Group, Inc.*	3,500	214,900
Crown Holdings, Inc.	4,550	441,532
Graphic Packaging Holding Co.	8,200	148,912
International Paper Co.	15,575	842,140
Packaging Corp. of America	3,700	497,576
Sealed Air Corp.	6,100	279,502
Silgan Holdings, Inc.	3,100	130,293
Sonoco Products Co.	3,882	245,731
Westrock Co.	10,339	538,145

		4,755,398

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.*	57,500	1,893,475
Newmont Corp.	31,816	1,917,550
Nucor Corp.	11,870	952,805
Reliance Steel & Aluminum Co.	2,509	382,096
Royal Gold, Inc.	750	80,715
Southern Copper Corp.	3,250	220,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Steel Dynamics, Inc.	7,901	$401,055

		5,848,273

Total Materials		36,108,040

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Alexandria Real Estate Equities, Inc. (REIT)	5,392	885,906
American Campus Communities, Inc. (REIT)	5,350	230,959
American Homes 4 Rent (REIT), Class A	10,750	358,405
Americold Realty Trust (REIT)	8,400	323,148
Apartment Income REIT Corp. (REIT)	5,835	249,505
Apartment Investment and Management Co. (REIT), Class A	5,835	35,827
Apple Hospitality REIT, Inc. (REIT)	8,250	120,202
AvalonBay Communities, Inc. (REIT)	5,607	1,034,548
Boston Properties, Inc. (REIT)	6,129	620,623
Brandywine Realty Trust (REIT)	6,653	85,890
Brixmor Property Group, Inc. (REIT)	11,750	237,702
Brookfield Property REIT, Inc. (REIT), Class A(x)	100	1,795
Camden Property Trust (REIT)	3,688	405,348
CoreSite Realty Corp. (REIT)	500	59,925
Corporate Office Properties Trust (REIT)	4,367	114,983
Cousins Properties, Inc. (REIT)	5,800	205,030
Crown Castle International Corp. (REIT)	1,100	189,343
CubeSmart (REIT)	7,600	287,508
CyrusOne, Inc. (REIT)	4,750	321,670
Digital Realty Trust, Inc. (REIT)	11,056	1,557,127
Douglas Emmett, Inc. (REIT)	6,599	207,209
Duke Realty Corp. (REIT)	14,552	610,165
Empire State Realty Trust, Inc. (REIT), Class A	5,700	63,441
EPR Properties (REIT)	2,900	135,111
Equity Commonwealth (REIT)	4,567	126,963
Equity LifeStyle Properties, Inc. (REIT)	4,000	254,560
Equity Residential (REIT)	14,509	1,039,280
Essex Property Trust, Inc. (REIT)	2,580	701,347
Extra Space Storage, Inc. (REIT)	1,550	205,453
Federal Realty Investment Trust (REIT)	3,000	304,350
First Industrial Realty Trust, Inc. (REIT)	5,000	228,950
Gaming and Leisure Properties, Inc. (REIT)	8,604	365,068
Healthcare Trust of America, Inc. (REIT), Class A	8,550	235,809
Healthpeak Properties, Inc. (REIT)	21,391	678,950
Highwoods Properties, Inc. (REIT)	4,000	171,760
Host Hotels & Resorts, Inc. (REIT)*	27,690	466,576
Hudson Pacific Properties, Inc. (REIT)	5,900	160,067
Invitation Homes, Inc. (REIT)	22,200	710,178
Iron Mountain, Inc. (REIT)	4,650	172,096
JBG SMITH Properties (REIT)	4,828	153,482
Kilroy Realty Corp. (REIT)	4,550	298,617
Kimco Realty Corp. (REIT)	16,383	307,181
Lamar Advertising Co. (REIT), Class A	3,400	319,328
Life Storage, Inc. (REIT)	2,925	251,404
Medical Properties Trust, Inc. (REIT)	22,700	483,056
Mid-America Apartment Communities, Inc. (REIT)	4,559	658,137
National Retail Properties, Inc. (REIT)	6,850	301,879
Omega Healthcare Investors, Inc. (REIT)	9,050	331,502
Outfront Media, Inc. (REIT)*	5,631	122,925
Paramount Group, Inc. (REIT)	7,350	74,456
Park Hotels & Resorts, Inc. (REIT)*	9,257	199,766
Prologis, Inc. (REIT)	29,269	3,102,514
Public Storage (REIT)	2,050	505,858
Rayonier, Inc. (REIT)	5,200	167,700
Realty Income Corp. (REIT)	14,826	941,451
Regency Centers Corp. (REIT)	6,675	378,539
Rexford Industrial Realty, Inc. (REIT)	5,200	262,080
SBA Communications Corp. (REIT)	3,800	1,054,690
Simon Property Group, Inc. (REIT)	2,700	307,179
SL Green Realty Corp. (REIT)	2,715	190,023
Spirit Realty Capital, Inc. (REIT)	4,530	192,525
STORE Capital Corp. (REIT)	9,550	319,925
Sun Communities, Inc. (REIT)	4,200	630,168
UDR, Inc. (REIT)	11,612	509,302
Ventas, Inc. (REIT)	14,736	786,018
VEREIT, Inc. (REIT)	8,600	332,132
VICI Properties, Inc. (REIT)(x)	21,150	597,276
Vornado Realty Trust (REIT)	6,906	313,463
Weingarten Realty Investors (REIT)	4,802	129,222
Welltower, Inc. (REIT)	16,520	1,183,328
Weyerhaeuser Co. (REIT)	29,621	1,054,508
WP Carey, Inc. (REIT)	6,811	481,946

		31,104,357

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	13,150	1,040,296
Howard Hughes Corp. (The)*	1,547	147,166
Jones Lang LaSalle, Inc.*	2,100	375,984

		1,563,446

Total Real Estate		32,667,803

Utilities (5.0%)
Electric Utilities (3.1%)
Alliant Energy Corp.	9,886	535,426
American Electric Power Co., Inc.	19,704	1,668,929
Avangrid, Inc.	2,200	109,582
Duke Energy Corp.	29,193	2,818,000
Edison International	14,126	827,784
Entergy Corp.	7,919	787,703
Evergy, Inc.	8,918	530,889
Eversource Energy	13,567	1,174,767
Exelon Corp.	38,603	1,688,495
FirstEnergy Corp.	21,463	744,551
Hawaiian Electric Industries, Inc.	4,204	186,784
IDACORP, Inc.	2,000	199,940
NextEra Energy, Inc.	77,836	5,885,180
NRG Energy, Inc.	6,294	237,473
OGE Energy Corp.	7,884	255,126
PG&E Corp.*	52,559	615,466
Pinnacle West Capital Corp.	4,401	358,021
PPL Corp.	30,574	881,754
Southern Co. (The)	41,896	2,604,255
Xcel Energy, Inc.	20,869	1,387,997

		23,498,122

Gas Utilities (0.1%)
Atmos Energy Corp.	4,977	491,977
National Fuel Gas Co.	3,394	169,666
UGI Corp.	8,237	337,799

		999,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	26,186	$702,047
Vistra Corp.	19,300	341,224

		1,043,271

Multi-Utilities (1.4%)
Ameren Corp.	9,775	795,294
CenterPoint Energy, Inc.	19,932	451,460
CMS Energy Corp.	11,320	693,010
Consolidated Edison, Inc.	13,577	1,015,560
Dominion Energy, Inc.	32,399	2,461,028
DTE Energy Co.	7,601	1,011,997
MDU Resources Group, Inc.	7,846	248,012
NiSource, Inc.	15,122	364,591
Public Service Enterprise Group, Inc.	20,058	1,207,692
Sempra Energy	11,509	1,525,863
WEC Energy Group, Inc.	12,486	1,168,565

		10,943,072

Water Utilities (0.2%)
American Water Works Co., Inc.	7,183	1,076,875
Essential Utilities, Inc.	8,871	396,977

		1,473,852

Total Utilities		37,957,759

Total Common Stocks (98.8%) (Cost $489,187,826)		756,019,751

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $157,216)	3,400	159,834

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $2,115,306, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $2,157,612.(xx)	2,115,306	2,115,306

Total Repurchase Agreements		2,215,306

Total Short-Term Investments (0.3%) (Cost $2,215,306)		2,215,306

Total Investments in Securities (99.1%) (Cost $491,560,348)		758,394,891
Other Assets Less Liabilities (0.9%)		7,208,012

Net Assets (100%)		$765,602,903

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $3,065,798. This was collateralized by $959,907 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $2,215,306 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,900	406,881	2,675	(2,736)	62	111,776	518,658	2,703	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	19	6/2021	USD	3,769,030	62,073
S&P Midcap 400 E-Mini Index	15	6/2021	USD	3,907,950	(9,571)

					52,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$69,536,283	$—	$—	$69,536,283
Consumer Discretionary	59,570,984	—	—	59,570,984
Consumer Staples	53,624,237	—	—	53,624,237
Energy	38,487,931	—	—	38,487,931
Financials	155,713,259	—	—	155,713,259
Health Care	95,341,998	—	—	95,341,998
Industrials	104,993,992	—	—	104,993,992
Information Technology	72,017,465	—	—	72,017,465
Materials	36,108,040	—	—	36,108,040
Real Estate	32,667,803	—	—	32,667,803
Utilities	37,957,759	—	—	37,957,759
Futures	62,073	—	—	62,073
Master Limited Partnership
Financials	159,834	—	—	159,834
Short-Term Investments
Repurchase Agreements	—	2,215,306	—	2,215,306

Total Assets	$756,241,658	$2,215,306	$—	$758,456,964

Liabilities:
Futures	$(9,571)	$—	$—	$(9,571)

Total Liabilities	$(9,571)	$—	$—	$(9,571)

Total	$756,232,087	$2,215,306	$—	$758,447,393

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,032,800
Aggregate gross unrealized depreciation	(31,245,021)

Net unrealized appreciation	$265,787,779

Federal income tax cost of investments in securities and derivative instruments, if applicable	$492,659,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.#	996,036	$30,150,010
Lumen Technologies, Inc.	148,538	1,982,982
Verizon Communications, Inc.	660,340	38,398,771

		70,531,763

Entertainment (1.3%)
Activision Blizzard, Inc.	74,489	6,927,477
Electronic Arts, Inc.	33,400	4,521,358
Liberty Media Corp.-Liberty Formula One, Class A*	3,300	126,126
Liberty Media Corp.-Liberty Formula One, Class C*	26,850	1,162,336
Lions Gate Entertainment Corp., Class A*	8,050	120,348
Lions Gate Entertainment Corp., Class B*	15,650	201,885
Madison Square Garden Entertainment Corp.*	2,450	200,410
Madison Square Garden Sports Corp., Class A*	2,550	457,623
Playtika Holding Corp.*	6,167	167,804
Take-Two Interactive Software, Inc.*	1,150	203,205
Walt Disney Co. (The)*	245,902	45,373,837
Zynga, Inc., Class A*	21,289	217,361

		59,679,770

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	9,200	18,975,184
Alphabet, Inc., Class C*	17,756	36,730,594
Facebook, Inc., Class A*	38,709	11,400,962
Pinterest, Inc., Class A*	9,200	681,076
TripAdvisor, Inc.*	13,550	728,855
Twitter, Inc.*	287,224	18,276,063
Zillow Group, Inc., Class A*	7,100	932,798
Zillow Group, Inc., Class C*	17,550	2,275,182

		90,000,714

Media (1.8%)
Charter Communications, Inc., Class A*	7,726	4,767,097
Comcast Corp., Class A	1,071,099	57,957,167
Discovery, Inc., Class A(x)*	21,150	919,179
Discovery, Inc., Class C*	42,037	1,550,745
DISH Network Corp., Class A*	33,266	1,204,229
Fox Corp., Class A	45,289	1,635,386
Fox Corp., Class B	21,449	749,213
Interpublic Group of Cos., Inc. (The)	52,750	1,540,300
John Wiley & Sons, Inc., Class A	5,762	312,300
Liberty Broadband Corp., Class A*	3,364	488,284
Liberty Broadband Corp., Class C*	21,745	3,265,012
Liberty Media Corp.-Liberty SiriusXM, Class A*	9,956	438,860
Liberty Media Corp.-Liberty SiriusXM, Class C*	20,807	917,797
New York Times Co. (The), Class A	22,100	1,118,702
News Corp., Class A	52,632	1,338,432
News Corp., Class B	16,450	385,917
Nexstar Media Group, Inc., Class A	1,950	273,839
Omnicom Group, Inc.	28,800	2,135,520
Sirius XM Holdings, Inc.(x)	61,800	376,362
ViacomCBS, Inc.	73,644	3,321,345
ViacomCBS, Inc., Class A	1,413	66,651

		84,762,337

Wireless Telecommunication Services (0.3%)
Telephone and Data Systems, Inc.	13,592	312,072
T-Mobile US, Inc.*	95,892	12,014,309
United States Cellular Corp.*	1,953	71,245

		12,397,626

Total Communication Services		317,372,210

Consumer Discretionary (6.9%)
Auto Components (0.6%)
Aptiv plc*	36,350	5,012,665
BorgWarner, Inc.	28,950	1,342,122
Cie Generale des Etablissements Michelin SCA (ADR)(x)	358,500	10,744,245
Gentex Corp.	33,252	1,186,099
Lear Corp.	8,158	1,478,637
Magna International, Inc.	102,925	9,061,517

		28,825,285

Automobiles (0.4%)
Ford Motor Co.*	529,720	6,489,070
General Motors Co.*	169,796	9,756,478
Harley-Davidson, Inc.	20,750	832,075
Stellantis NV	76,077	1,353,410
Tesla, Inc.*	1,010	674,609
Thor Industries, Inc.	7,150	963,391

		20,069,033

Distributors (0.1%)
Genuine Parts Co.	19,062	2,203,377
LKQ Corp.*	41,100	1,739,763

		3,943,140

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,500	428,625
frontdoor, Inc.*	9,650	518,687
Graham Holdings Co., Class B	576	323,965
Grand Canyon Education, Inc.*	6,300	674,730
H&R Block, Inc.	7,750	168,950
Service Corp. International	22,850	1,166,493
Terminix Global Holdings, Inc.*	17,950	855,677

		4,137,127

Hotels, Restaurants & Leisure (1.4%)
Aramark	30,930	1,168,535
Carnival Corp.*	65,762	1,745,323
Choice Hotels International, Inc.	4,750	509,628
Darden Restaurants, Inc.	17,700	2,513,400
Extended Stay America, Inc.	23,950	473,013
Hilton Worldwide Holdings, Inc.*	37,100	4,486,132
Hyatt Hotels Corp., Class A*	4,742	392,163
Las Vegas Sands Corp.*	25,750	1,564,570
Marriott International, Inc., Class A*	48,663	7,207,477
McDonald’s Corp.	86,800	19,455,352
MGM Resorts International	63,912	2,428,017
Norwegian Cruise Line Holdings Ltd.(x)*	42,782	1,180,355
Planet Fitness, Inc., Class A*	4,800	371,040
Royal Caribbean Cruises Ltd.*	24,886	2,130,490
Six Flags Entertainment Corp.*	10,350	480,965
Starbucks Corp.	67,200	7,342,944
Travel + Leisure Co.	11,400	697,224
Vail Resorts, Inc.*	5,000	1,458,300
Wyndham Hotels & Resorts, Inc.	12,350	861,783
Wynn Resorts Ltd.*	10,550	1,322,654
Yum China Holdings, Inc.	50,650	2,998,987
Yum! Brands, Inc.	37,850	4,094,613

		64,882,965

Household Durables (1.2%)
DR Horton, Inc.	44,815	3,993,913
Garmin Ltd.	20,262	2,671,545
Leggett & Platt, Inc.	17,900	817,135
Lennar Corp., Class A	181,505	18,373,751
Lennar Corp., Class B	2,062	169,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mohawk Industries, Inc.*	7,887	$1,516,749
Newell Brands, Inc.	52,050	1,393,899
NVR, Inc.*	500	2,355,465
PulteGroup, Inc.	126,554	6,636,492
Sony Group Corp. (ADR)	121,161	12,844,277
Tempur Sealy International, Inc.	6,600	241,296
Toll Brothers, Inc.	15,660	888,392
Whirlpool Corp.	21,061	4,640,791

		56,543,490

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	5,198	16,083,028
Booking Holdings, Inc.*	717	1,670,495
eBay, Inc.	55,641	3,407,455
Expedia Group, Inc.*	16,262	2,799,016
Grubhub, Inc.*	11,200	672,000
Qurate Retail, Inc., Class A	187,915	2,209,880
Wayfair, Inc., Class A*	900	283,275

		27,125,149

Leisure Products (0.2%)
Brunswick Corp.	10,650	1,015,691
Hasbro, Inc.	17,200	1,653,264
Mattel, Inc.*	18,900	376,488
Peloton Interactive, Inc., Class A*	26,132	2,938,282
Polaris, Inc.	18,458	2,464,143

		8,447,868

Multiline Retail (0.5%)
Dollar Tree, Inc.*	16,600	1,900,036
Kohl’s Corp.	21,336	1,271,839
Nordstrom, Inc.(x)*	14,800	560,476
Ollie’s Bargain Outlet Holdings, Inc.*	800	69,600
Target Corp.	90,220	17,869,875

		21,671,826

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	8,850	1,623,887
AutoNation, Inc.*	27,746	2,586,482
AutoZone, Inc.*	4,496	6,313,733
Best Buy Co., Inc.	39,632	4,550,150
Burlington Stores, Inc.*	1,000	298,800
CarMax, Inc.*	20,450	2,712,897
Dick’s Sporting Goods, Inc.	8,300	632,045
Foot Locker, Inc.	14,005	787,781
Gap, Inc. (The)*	126,899	3,779,052
Home Depot, Inc. (The)	83,238	25,408,400
L Brands, Inc.*	31,100	1,923,846
Leslie’s, Inc.*	6,378	156,197
Lowe’s Cos., Inc.	36,228	6,889,841
O’Reilly Automotive, Inc.*	3,404	1,726,679
Penske Automotive Group, Inc.	4,300	345,032
Petco Health & Wellness Co., Inc.(x)*	4,284	94,933
Ross Stores, Inc.	9,000	1,079,190
TJX Cos., Inc. (The)	30,900	2,044,035
Ulta Beauty, Inc.*	500	154,585
Vroom, Inc.*	740	28,853
Williams-Sonoma, Inc.	30,601	5,483,699

		68,620,117

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	37,884	1,932,084
Carter’s, Inc.*	5,750	511,348
Columbia Sportswear Co.	3,900	411,957
Hanesbrands, Inc.	183,676	3,612,907
PVH Corp.*	9,482	1,002,247
Ralph Lauren Corp.*	6,350	782,066
Skechers USA, Inc., Class A*	18,150	757,036
Tapestry, Inc.*	85,733	3,533,057
Under Armour, Inc., Class A*	25,500	565,080
Under Armour, Inc., Class C*	26,700	492,882
VF Corp.	41,200	3,292,704

		16,893,368

Total Consumer Discretionary		321,159,368

Consumer Staples (5.8%)
Beverages (1.3%)
Brown-Forman Corp., Class A	900	57,303
Brown-Forman Corp., Class B	3,550	244,843
Coca-Cola Co. (The)	507,504	26,750,536
Constellation Brands, Inc., Class A	21,650	4,936,200
Diageo plc	152,521	6,285,886
Keurig Dr Pepper, Inc.	87,227	2,997,992
Molson Coors Beverage Co., Class B*	76,007	3,887,758
PepsiCo, Inc.	95,966	13,574,391

		58,734,909

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A(x)	3,784	72,161
Casey’s General Stores, Inc.	5,050	1,091,760
Costco Wholesale Corp.	7,100	2,502,608
Grocery Outlet Holding Corp.*	4,533	167,222
Kroger Co. (The)	172,691	6,215,149
Sprouts Farmers Market, Inc.*	2,500	66,550
Sysco Corp.	18,900	1,488,186
US Foods Holding Corp.*	29,800	1,135,976
Walgreens Boots Alliance, Inc.	240,118	13,182,478
Walmart, Inc.#	231,307	31,418,430

		57,340,520

Food Products (1.3%)
Archer-Daniels-Midland Co.	117,644	6,705,708
Beyond Meat, Inc.(x)*	1,450	188,674
Bunge Ltd.	18,314	1,451,751
Campbell Soup Co.	13,250	666,077
Conagra Brands, Inc.	66,203	2,489,233
Flowers Foods, Inc.	26,450	629,510
General Mills, Inc.	82,450	5,055,834
Hain Celestial Group, Inc. (The)*	11,450	499,220
Hershey Co. (The)	4,550	719,628
Hormel Foods Corp.	37,850	1,808,473
Ingredion, Inc.	9,106	818,812
JM Smucker Co. (The)	24,885	3,148,699
Kellogg Co.	22,520	1,425,516
Kraft Heinz Co. (The)	87,950	3,518,000
Lamb Weston Holdings, Inc.	15,206	1,178,161
McCormick & Co., Inc. (Non-Voting)	14,800	1,319,568
Mondelez International, Inc., Class A	192,052	11,240,804
Nestle SA (Registered)	62,490	6,964,711
Pilgrim’s Pride Corp.*	4,800	114,192
Post Holdings, Inc.*	8,600	909,192
Seaboard Corp.	50	184,499
TreeHouse Foods, Inc.*	7,550	394,412
Tyson Foods, Inc., Class A	138,524	10,292,333

		61,723,007

Household Products (1.4%)
Clorox Co. (The)	4,977	959,964
Colgate-Palmolive Co.	151,065	11,908,454
Energizer Holdings, Inc.	1,700	80,682
Kimberly-Clark Corp.	71,894	9,996,861
Procter & Gamble Co. (The)	281,675	38,147,245
Reckitt Benckiser Group plc	30,780	2,757,316
Reynolds Consumer Products, Inc.	4,802	143,003
Spectrum Brands Holdings, Inc.	5,716	485,860

		64,479,385

Personal Products (0.0%)
Coty, Inc., Class A*	39,055	351,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc. (The), Class A	3,200	$930,720
Herbalife Nutrition Ltd.*	10,504	465,957
Nu Skin Enterprises, Inc., Class A	6,800	359,652

		2,108,215

Tobacco (0.6%)
Altria Group, Inc.	142,650	7,297,974
Philip Morris International, Inc.	236,259	20,965,624

		28,263,598

Total Consumer Staples		272,649,634

Energy (3.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	89,091	1,925,256
Halliburton Co.	118,900	2,551,594
Helmerich & Payne, Inc.	14,083	379,678
NOV, Inc.*	52,655	722,426
Schlumberger NV	188,677	5,130,128

		10,709,082

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	38,900	351,267
APA Corp.*	51,176	916,050
Cabot Oil & Gas Corp.	493,589	9,269,601
Chevron Corp.	322,891	33,835,748
Cimarex Energy Co.	13,622	809,011
ConocoPhillips	251,304	13,311,573
Continental Resources, Inc.*	10,100	261,287
Devon Energy Corp.	80,013	1,748,284
Diamondback Energy, Inc.	21,386	1,571,657
EOG Resources, Inc.	156,285	11,335,351
EQT Corp.*	37,252	692,142
Equitrans Midstream Corp.	50,221	409,803
Exxon Mobil Corp.	575,714	32,142,113
Hess Corp.	37,205	2,632,626
HollyFrontier Corp.	43,134	1,543,335
Kinder Morgan, Inc.	264,318	4,400,895
Marathon Oil Corp.	106,972	1,142,461
Marathon Petroleum Corp.	87,909	4,702,252
Murphy Oil Corp.	19,672	322,818
Occidental Petroleum Corp.	113,994	3,034,520
ONEOK, Inc.	60,150	3,047,199
Phillips 66	140,687	11,471,618
Pioneer Natural Resources Co.	41,989	6,668,693
Targa Resources Corp.	30,650	973,138
Valero Energy Corp.	110,789	7,932,492
Williams Cos., Inc. (The)	165,097	3,911,148

		158,437,082

Total Energy		169,146,164

Financials (17.3%)
Banks (7.4%)
Associated Banc-Corp.	20,484	437,129
Bank of America Corp.	1,333,116	51,578,258
Bank of Hawaii Corp.	5,328	476,803
Bank OZK	16,478	673,126
BOK Financial Corp.	4,244	379,074
Citigroup, Inc.	503,614	36,637,918
Citizens Financial Group, Inc.	57,812	2,552,400
Comerica, Inc.	29,574	2,121,639
Commerce Bancshares, Inc.	98,616	7,554,972
Cullen/Frost Bankers, Inc.	77,347	8,412,260
East West Bancorp, Inc.	127,843	9,434,813
Fifth Third Bancorp	96,524	3,614,824
First Citizens BancShares, Inc., Class A	1,265	1,057,249
First Hawaiian, Inc.	17,588	481,384
First Horizon Corp.	74,042	1,252,050
First Republic Bank	23,463	3,912,455
FNB Corp.	43,750	555,625
Huntington Bancshares, Inc.	137,051	2,154,442
JPMorgan Chase & Co.	623,507	94,916,471
KeyCorp	131,834	2,634,043
M&T Bank Corp.	17,421	2,641,198
Mitsubishi UFJ Financial Group, Inc. (ADR)	920,023	4,949,724
PacWest Bancorp	15,800	602,770
People’s United Financial, Inc.	57,398	1,027,424
Pinnacle Financial Partners, Inc.	9,950	882,167
PNC Financial Services Group, Inc. (The)	152,463	26,743,535
Popular, Inc.	11,240	790,397
Prosperity Bancshares, Inc.	12,050	902,424
Regions Financial Corp.	130,392	2,693,899
Signature Bank	7,567	1,710,899
Sterling Bancorp	26,150	601,973
SVB Financial Group*	7,050	3,480,303
Synovus Financial Corp.	19,770	904,477
TCF Financial Corp.	20,478	951,408
Truist Financial Corp.	250,329	14,599,187
Umpqua Holdings Corp.	29,850	523,867
US Bancorp	305,830	16,915,457
Webster Financial Corp.	12,100	666,831
Wells Fargo & Co.	675,266	26,382,643
Western Alliance Bancorp	13,250	1,251,330
Wintrust Financial Corp.	7,650	579,870
Zions Bancorp NA	50,042	2,750,308

		343,389,026

Capital Markets (3.7%)
Affiliated Managers Group, Inc.	6,100	909,083
Ameriprise Financial, Inc.	79,842	18,559,273
Bank of New York Mellon Corp. (The)	130,137	6,154,179
BlackRock, Inc.	28,595	21,559,486
Carlyle Group, Inc. (The)	14,500	533,020
Cboe Global Markets, Inc.	28,898	2,851,944
Charles Schwab Corp. (The)	187,318	12,209,387
CME Group, Inc.	48,258	9,855,731
Evercore, Inc., Class A	5,350	704,809
Franklin Resources, Inc.	36,700	1,086,320
Goldman Sachs Group, Inc. (The)	73,353	23,986,431
Interactive Brokers Group, Inc., Class A	9,944	726,310
Intercontinental Exchange, Inc.	48,765	5,446,075
Invesco Ltd.	51,157	1,290,180
KKR & Co., Inc., Class A	73,800	3,605,130
Lazard Ltd., Class A	13,650	593,911
LPL Financial Holdings, Inc.	9,800	1,393,168
Moody’s Corp.	8,008	2,391,269
Morgan Stanley	328,784	25,533,365
Morningstar, Inc.	500	112,520
Nasdaq, Inc.	64,569	9,521,345
Northern Trust Corp.	26,054	2,738,536
Raymond James Financial, Inc.	16,630	2,038,173
S&P Global, Inc.	13,500	4,763,745
SEI Investments Co.	15,250	929,182
State Street Corp.	69,465	5,835,755
T. Rowe Price Group, Inc.	32,122	5,512,135
Tradeweb Markets, Inc., Class A	1,700	125,800
Virtu Financial, Inc., Class A	900	27,945

		170,994,207

Consumer Finance (1.2%)
Ally Financial, Inc.	50,700	2,292,147
American Express Co.	134,990	19,092,986
Capital One Financial Corp.	155,187	19,744,442
Credit Acceptance Corp.(x)*	1,250	450,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	41,598	$3,951,394
LendingTree, Inc.(x)*	100	21,300
OneMain Holdings, Inc.	9,900	531,828
Santander Consumer USA Holdings, Inc.	9,695	262,347
SLM Corp.	38,993	700,704
Synchrony Financial	157,176	6,390,776
Upstart Holdings, Inc.(x)*	1,709	220,222

		53,658,433

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	266,577	68,102,426
Equitable Holdings, Inc.‡	54,450	1,776,159
Jefferies Financial Group, Inc.	29,155	877,566
Voya Financial, Inc.	17,011	1,082,580

		71,838,731

Insurance (3.4%)
Aflac, Inc.	94,380	4,830,368
Alleghany Corp.*	1,684	1,054,672
Allstate Corp. (The)	64,311	7,389,334
American Financial Group, Inc.	9,625	1,098,212
American International Group, Inc.	117,065	5,409,574
American National Group, Inc.	929	100,211
Aon plc, Class A	45,850	10,550,544
Arch Capital Group Ltd.*	53,392	2,048,651
Arthur J Gallagher & Co.	25,950	3,237,781
Assurant, Inc.	7,919	1,122,677
Assured Guaranty Ltd.	10,542	445,716
Athene Holding Ltd., Class A*	15,424	777,370
Axis Capital Holdings Ltd.	10,244	507,795
Brighthouse Financial, Inc.*	12,046	533,036
Brown & Brown, Inc.	30,274	1,383,825
Chubb Ltd.	166,279	26,267,094
Cincinnati Financial Corp.	113,871	11,738,961
CNA Financial Corp.	3,772	168,344
Erie Indemnity Co., Class A	1,500	331,365
Everest Re Group Ltd.	11,639	2,884,261
Fidelity National Financial, Inc.	37,318	1,517,350
First American Financial Corp.	14,650	829,923
Globe Life, Inc.	14,021	1,354,849
GoHealth, Inc., Class A*	5,050	59,034
Hanover Insurance Group, Inc. (The)	5,051	653,902
Hartford Financial Services Group, Inc. (The)	48,461	3,236,710
Kemper Corp.	8,350	665,662
Lemonade, Inc.(x)*	2,013	187,471
Lincoln National Corp.	22,840	1,422,247
Loews Corp.	31,740	1,627,627
Markel Corp.*	1,899	2,164,138
Marsh & McLennan Cos., Inc.	82,175	10,008,915
Mercury General Corp.	3,641	221,409
MetLife, Inc.	202,786	12,327,361
Old Republic International Corp.	38,341	837,367
Primerica, Inc.	2,050	303,031
Principal Financial Group, Inc.	36,847	2,209,346
Progressive Corp. (The)	116,088	11,099,174
Prudential Financial, Inc.	53,680	4,890,248
Reinsurance Group of America, Inc.	20,461	2,579,109
RenaissanceRe Holdings Ltd.	4,586	734,907
Travelers Cos., Inc. (The)	78,943	11,873,027
Unum Group	27,553	766,800
W R Berkley Corp.	18,831	1,418,916
White Mountains Insurance Group Ltd.	496	552,990
Willis Towers Watson plc	17,500	4,005,400

		159,426,704

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	73,948	1,239,368
Annaly Capital Management, Inc. (REIT)	190,580	1,638,988
New Residential Investment Corp. (REIT)	56,200	632,250
Starwood Property Trust, Inc. (REIT)	37,086	917,508

		4,428,114

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	45,750	633,637
New York Community Bancorp, Inc.	60,988	769,669
Rocket Cos., Inc., Class A(x)	8,766	202,407
TFS Financial Corp.	6,596	134,361

		1,740,074

Total Financials		805,475,289

Health Care (11.6%)
Biotechnology (1.0%)
AbbVie, Inc.	14,380	1,556,204
Acceleron Pharma, Inc.*	400	54,244
Agios Pharmaceuticals, Inc.*	7,500	387,300
Alexion Pharmaceuticals, Inc.*	24,400	3,731,004
Alkermes plc*	21,400	399,752
Amgen, Inc.	65,638	16,331,391
Biogen, Inc.*	22,516	6,298,851
BioMarin Pharmaceutical, Inc.*	2,200	166,122
Bluebird Bio, Inc.*	4,900	147,735
Exact Sciences Corp.*	2,600	342,628
Exelixis, Inc.*	26,550	599,764
Gilead Sciences, Inc.	215,335	13,917,101
Ionis Pharmaceuticals, Inc.*	9,000	404,640
Sage Therapeutics, Inc.*	6,400	479,040
Sana Biotechnology, Inc.(x)*	1,161	38,859
United Therapeutics Corp.*	5,900	986,893

		45,841,528

Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	205,464	24,622,806
Alcon, Inc.*	127,918	8,977,285
Baxter International, Inc.	40,200	3,390,468
Becton Dickinson and Co.	37,550	9,130,283
Boston Scientific Corp.*	305,916	11,823,653
Cooper Cos., Inc. (The)	5,814	2,233,099
Danaher Corp.	204,308	45,985,645
Dentsply Sirona, Inc.	29,587	1,887,946
Envista Holdings Corp.*	21,656	883,565
Globus Medical, Inc., Class A*	10,200	629,034
Haemonetics Corp.*	400	44,404
Hill-Rom Holdings, Inc.	7,965	879,973
Hologic, Inc.*	10,450	777,271
ICU Medical, Inc.*	1,950	400,608
Integra LifeSciences Holdings Corp.*	9,600	663,264
Medtronic plc	433,945	51,261,923
STERIS plc	10,800	2,057,184
Stryker Corp.	31,800	7,745,844
Tandem Diabetes Care, Inc.*	900	79,425
Teleflex, Inc.	2,400	997,104
Varian Medical Systems, Inc.*	10,800	1,906,524
Zimmer Biomet Holdings, Inc.	36,291	5,809,463

		182,186,771

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	11,900	679,966
AmerisourceBergen Corp.	10,300	1,216,121
Anthem, Inc.	32,038	11,500,040
Centene Corp.*	54,993	3,514,603
Cigna Corp.	89,530	21,642,982
CVS Health Corp.	191,954	14,440,699
DaVita, Inc.*	30,461	3,282,782
Encompass Health Corp.	7,250	593,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HCA Healthcare, Inc.	33,519	$6,312,968
Henry Schein, Inc.*	19,300	1,336,332
Humana, Inc.	11,184	4,688,892
Laboratory Corp. of America Holdings*	12,514	3,191,445
McKesson Corp.	27,683	5,399,292
Molina Healthcare, Inc.*	2,600	607,776
Oak Street Health, Inc.*	2,043	110,874
Premier, Inc., Class A	16,450	556,833
Quest Diagnostics, Inc.	18,149	2,329,243
Signify Health, Inc., Class A(x)*	1,060	31,016
UnitedHealth Group, Inc.	42,788	15,920,131
Universal Health Services, Inc., Class B	20,618	2,750,235

		100,106,005

Health Care Technology (0.1%)
American Well Corp., Class A*	2,317	40,246
Cerner Corp.	34,531	2,482,088
Certara, Inc.*	2,411	65,821
Change Healthcare, Inc.*	8,709	192,469
Teladoc Health, Inc.*	1,000	181,750

		2,962,374

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	38,420	4,884,719
Berkeley Lights, Inc.*	703	35,312
Bio-Rad Laboratories, Inc., Class A*	2,883	1,646,683
Bio-Techne Corp.	300	114,579
Bruker Corp.	8,000	514,240
Charles River Laboratories International, Inc.*	800	231,864
IQVIA Holdings, Inc.*	16,066	3,102,987
Maravai LifeSciences Holdings, Inc., Class A*	2,927	104,318
Mettler-Toledo International, Inc.*	200	231,138
PerkinElmer, Inc.	12,204	1,565,651
PPD, Inc.*	3,276	123,964
PRA Health Sciences, Inc.*	1,300	199,329
QIAGEN NV*	30,453	1,482,757
Sotera Health Co.*	4,042	100,888
Syneos Health, Inc.*	9,100	690,235
Thermo Fisher Scientific, Inc.	49,461	22,573,011
Waters Corp.*	19,363	5,502,384

		43,104,059

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	196,150	12,382,950
Catalent, Inc.*	22,050	2,322,086
Elanco Animal Health, Inc.*	342,205	10,077,937
Eli Lilly and Co.	2,996	559,713
Horizon Therapeutics plc*	1,900	174,876
Jazz Pharmaceuticals plc*	7,350	1,208,119
Johnson & Johnson	447,190	73,495,676
Merck & Co., Inc.	144,541	11,142,666
Nektar Therapeutics*	23,500	470,000
Novartis AG (ADR)	88,216	7,540,704
Perrigo Co. plc	18,450	746,671
Pfizer, Inc.#	1,020,736	36,981,265
Reata Pharmaceuticals, Inc., Class A(x)*	300	29,910
Roche Holding AG	5,686	1,837,580
Roche Holding AG (ADR)	63,024	2,556,253
Royalty Pharma plc, Class A	19,072	831,921
Viatris, Inc.*	163,829	2,288,691
Zoetis, Inc.	6,100	960,628

		165,607,646

Total Health Care		539,808,383

Industrials (11.5%)
Aerospace & Defense (1.9%)
Boeing Co. (The)*	72,700	18,518,144
BWX Technologies, Inc.	4,600	303,324
Curtiss-Wright Corp.	5,600	664,160
General Dynamics Corp.	78,619	14,274,066
HEICO Corp.	1,200	150,960
HEICO Corp., Class A	2,100	238,560
Hexcel Corp.*	11,300	632,800
Howmet Aerospace, Inc.*	53,511	1,719,308
Huntington Ingalls Industries, Inc.	4,850	998,372
L3Harris Technologies, Inc.	34,499	6,992,257
Lockheed Martin Corp.	16,823	6,216,098
Mercury Systems, Inc.*	1,300	91,845
Northrop Grumman Corp.	31,214	10,102,099
Raytheon Technologies Corp.	233,614	18,051,354
Spirit AeroSystems Holdings, Inc., Class A	14,150	688,398
Teledyne Technologies, Inc.*	5,000	2,068,250
Textron, Inc.	30,907	1,733,265
TransDigm Group, Inc.*	5,600	3,292,352
Virgin Galactic Holdings, Inc.(x)*	1,200	36,756

		86,772,368

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	15,150	1,445,764
Expeditors International of Washington, Inc.	8,850	953,057
FedEx Corp.	32,850	9,330,714
United Parcel Service, Inc., Class B	33,100	5,626,669
XPO Logistics, Inc.*	11,650	1,436,445

		18,792,649

Airlines (0.4%)
Alaska Air Group, Inc.*	33,098	2,290,713
American Airlines Group, Inc.*	73,750	1,762,625
Copa Holdings SA, Class A*	4,250	343,358
Delta Air Lines, Inc.*	86,550	4,178,634
JetBlue Airways Corp.*	41,900	852,246
Southwest Airlines Co.*	152,389	9,304,872
United Airlines Holdings, Inc.*	39,350	2,264,199

		20,996,647

Building Products (1.4%)
A O Smith Corp.	17,950	1,213,599
Allegion plc	85,620	10,755,584
Armstrong World Industries, Inc.	4,000	360,360
AZEK Co., Inc. (The)*	10,318	433,872
Carrier Global Corp.	75,540	3,189,299
Fortune Brands Home & Security, Inc.	18,700	1,791,834
Johnson Controls International plc	391,384	23,353,883
Lennox International, Inc.	4,700	1,464,473
Masco Corp.	146,334	8,765,407
Owens Corning	14,437	1,329,503
Trane Technologies plc	64,035	10,601,635

		63,259,449

Commercial Services & Supplies (0.3%)
ADT, Inc.(x)	20,913	176,506
Cintas Corp.	1,400	477,834
Clean Harbors, Inc.*	6,900	580,014
Driven Brands Holdings, Inc.*	5,115	130,023
IAA, Inc.*	13,800	760,932
MSA Safety, Inc.	3,800	570,076
Republic Services, Inc.	28,465	2,827,998
Rollins, Inc.	3,750	129,075
Stericycle, Inc.*	12,350	833,749
Waste Management, Inc.	50,011	6,452,419

		12,938,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
AECOM*	47,012	$3,013,939
Quanta Services, Inc.	14,755	1,298,145
Valmont Industries, Inc.	2,900	689,243

		5,001,327

Electrical Equipment (0.8%)
Acuity Brands, Inc.	11,755	1,939,575
AMETEK, Inc.	31,150	3,978,789
Array Technologies, Inc.*	6,848	204,207
Eaton Corp. plc	105,926	14,647,447
Emerson Electric Co.	80,835	7,292,934
Generac Holdings, Inc.*	4,154	1,360,227
GrafTech International Ltd.	9,150	111,905
Hubbell, Inc.	7,296	1,363,549
nVent Electric plc	20,993	585,915
Regal Beloit Corp.	5,493	783,741
Rockwell Automation, Inc.	8,100	2,150,064
Sensata Technologies Holding plc*	20,850	1,208,258
Shoals Technologies Group, Inc., Class A*	12,737	442,993

		36,069,604

Industrial Conglomerates (1.3%)
3M Co.	25,950	5,000,046
Carlisle Cos., Inc.	7,078	1,164,897
General Electric Co.#	1,361,086	17,871,059
Honeywell International, Inc.	151,169	32,814,255
Roper Technologies, Inc.	12,200	4,920,748

		61,771,005

Machinery (2.9%)
AGCO Corp.	27,441	3,941,900
Allison Transmission Holdings, Inc.	5,300	216,399
Caterpillar, Inc.	89,497	20,751,669
Colfax Corp.*	13,400	587,054
Crane Co.	6,574	617,364
Cummins, Inc.	20,000	5,182,200
Deere & Co.	38,372	14,356,500
Donaldson Co., Inc.	15,400	895,664
Dover Corp.	19,539	2,679,383
Flowserve Corp.	17,600	683,056
Fortive Corp.	40,334	2,849,194
Gates Industrial Corp. plc*	5,992	95,812
Graco, Inc.	11,200	802,144
IDEX Corp.	10,255	2,146,576
Illinois Tool Works, Inc.	74,661	16,538,905
Ingersoll Rand, Inc.*	47,000	2,312,870
ITT, Inc.	11,700	1,063,647
Lincoln Electric Holdings, Inc.	4,400	540,936
Middleby Corp. (The)*	7,500	1,243,125
Nordson Corp.	1,450	288,086
Oshkosh Corp.	9,199	1,091,553
Otis Worldwide Corp.	75,310	5,154,969
PACCAR, Inc.	46,076	4,281,382
Parker-Hannifin Corp.	58,825	18,555,170
Pentair plc	22,393	1,395,532
Snap-on, Inc.	7,350	1,695,939
Stanley Black & Decker, Inc.	49,098	9,803,398
Timken Co. (The)	8,539	693,111
Toro Co. (The)	1,400	144,396
Trinity Industries, Inc.	11,848	337,549
Westinghouse Air Brake Technologies Corp.#	24,479	1,937,758
Woodward, Inc.	7,500	904,725
Xylem, Inc.	125,705	13,221,652

		137,009,618

Marine (0.0%)
Kirby Corp.*	8,050	485,254

Professional Services (0.4%)
CACI International, Inc., Class A*	2,850	702,981
CoreLogic, Inc.	9,925	786,556
Dun & Bradstreet Holdings, Inc.*	5,865	139,646
Equifax, Inc.	28,839	5,223,608
FTI Consulting, Inc.*	4,700	658,517
IHS Markit Ltd.	24,500	2,371,110
Jacobs Engineering Group, Inc.	16,985	2,195,651
Leidos Holdings, Inc.	16,484	1,587,080
ManpowerGroup, Inc.	7,808	772,211
Nielsen Holdings plc	48,349	1,215,977
Robert Half International, Inc.	43,375	3,386,286
Science Applications International Corp.	6,800	568,412
TransUnion	2,300	207,000

		19,815,035

Road & Rail (1.3%)
AMERCO	1,203	736,958
Canadian National Railway Co.	22,019	2,553,764
CSX Corp.	126,280	12,175,918
JB Hunt Transport Services, Inc.	8,300	1,394,981
Kansas City Southern	12,700	3,351,784
Knight-Swift Transportation Holdings, Inc.	79,718	3,833,639
Landstar System, Inc.	17,109	2,824,011
Lyft, Inc., Class A*	49,454	3,124,504
Norfolk Southern Corp.	34,808	9,346,644
Old Dominion Freight Line, Inc.	1,825	438,748
Ryder System, Inc.	7,108	537,720
Schneider National, Inc., Class B	8,000	199,760
Uber Technologies, Inc.*	43,228	2,356,358
Union Pacific Corp.	87,681	19,325,769

		62,200,558

Trading Companies & Distributors (0.3%)
Air Lease Corp.	14,449	708,001
Fastenal Co.	14,600	734,088
MSC Industrial Direct Co., Inc., Class A	6,000	541,140
United Rentals, Inc.*	19,318	6,361,611
Univar Solutions, Inc.*	22,550	485,727
Watsco, Inc.	4,400	1,147,300
WW Grainger, Inc.	7,728	3,098,387

		13,076,254

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	9,950	316,510

Total Industrials		538,504,904

Information Technology (11.0%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	1,400	422,646
Ciena Corp.*	20,750	1,135,440
Cisco Systems, Inc.	577,700	29,872,867
CommScope Holding Co., Inc.*	24,950	383,232
EchoStar Corp., Class A*	6,483	155,592
F5 Networks, Inc.*	8,300	1,731,546
Juniper Networks, Inc.	153,042	3,876,554
Lumentum Holdings, Inc.*	9,000	822,150
Motorola Solutions, Inc.	20,800	3,911,440
Nokia OYJ (ADR)*	402,735	1,594,831
Ubiquiti, Inc.	200	59,660
Viasat, Inc.*	7,850	377,349

		44,343,307

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	32,200	2,124,234
Arrow Electronics, Inc.*	33,305	3,690,860
Avnet, Inc.	58,173	2,414,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent, Inc.*	550	$139,089
Corning, Inc.	101,766	4,427,839
Dolby Laboratories, Inc., Class A	7,536	743,954
FLIR Systems, Inc.	17,685	998,672
IPG Photonics Corp.*	4,500	949,230
Jabil, Inc.	16,124	841,028
Keysight Technologies, Inc.*	16,900	2,423,460
Littelfuse, Inc.	3,250	859,430
National Instruments Corp.	17,450	753,578
SYNNEX Corp.	5,600	643,104
Trimble, Inc.*	33,850	2,633,192
Vontier Corp.*	20,673	625,772
Zebra Technologies Corp., Class A*	600	291,108

		24,559,311

IT Services (2.5%)
Accenture plc, Class A	42,916	11,855,545
Akamai Technologies, Inc.*	3,800	387,220
Alliance Data Systems Corp.	6,300	706,167
Amdocs Ltd.	17,743	1,244,671
Automatic Data Processing, Inc.	8,200	1,545,454
BigCommerce Holdings, Inc.(x)*	250	14,450
Cognizant Technology Solutions Corp., Class A	67,450	5,269,194
Concentrix Corp.*	5,600	838,432
DXC Technology Co.*	34,350	1,073,781
Euronet Worldwide, Inc.*	6,800	940,440
Fidelity National Information Services, Inc.	123,045	17,301,357
Fiserv, Inc.(x)*	110,528	13,157,253
Genpact Ltd.	15,500	663,710
Global Payments, Inc.	40,500	8,163,990
International Business Machines Corp.	120,800	16,097,808
Jack Henry & Associates, Inc.	2,250	341,370
Mastercard, Inc., Class A	19,807	7,052,282
Paychex, Inc.	9,100	891,982
PayPal Holdings, Inc.*	60,415	14,671,179
Sabre Corp.*	43,050	637,571
Twilio, Inc., Class A*	3,200	1,090,432
VeriSign, Inc.*	5,550	1,103,118
Visa, Inc., Class A	27,528	5,828,503
Western Union Co. (The)	137,381	3,387,816
WEX, Inc.*	5,500	1,150,710

		115,414,435

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	11,400	894,900
Allegro MicroSystems, Inc.*	3,633	92,097
Analog Devices, Inc.	65,738	10,194,649
Applied Materials, Inc.	13,525	1,806,940
Broadcom, Inc.	2,800	1,298,248
Cirrus Logic, Inc.*	7,800	661,362
Cree, Inc.*	15,000	1,621,950
Entegris, Inc.	1,100	122,980
First Solar, Inc.*	12,394	1,081,996
Intel Corp.	707,335	45,269,440
KLA Corp.	11,673	3,856,759
Lam Research Corp.	6,995	4,163,704
Marvell Technology Group Ltd.	90,400	4,427,792
Maxim Integrated Products, Inc.	24,050	2,197,448
Microchip Technology, Inc.	96,000	14,901,120
Micron Technology, Inc.*	151,195	13,336,911
MKS Instruments, Inc.	1,850	343,027
NVIDIA Corp.	4,547	2,427,780
NXP Semiconductors NV	30,394	6,119,528
ON Semiconductor Corp.*	55,050	2,290,630
Qorvo, Inc.*	15,500	2,831,850
QUALCOMM, Inc.	102,589	13,602,275
Skyworks Solutions, Inc.	26,808	4,918,732
Teradyne, Inc.	10,166	1,236,999
Texas Instruments, Inc.	142,210	26,876,268

		166,575,385

Software (2.3%)
2U, Inc.*	6,250	238,938
Adobe, Inc.*	34,198	16,256,703
ANSYS, Inc.*	44,377	15,068,654
Aspen Technology, Inc.*	600	86,598
Autodesk, Inc.*	10,019	2,776,766
C3.ai, Inc., Class A(x)*	412	27,155
CDK Global, Inc.	14,400	778,464
Ceridian HCM Holding, Inc.*	4,600	387,642
Citrix Systems, Inc.	28,911	4,057,948
Crowdstrike Holdings, Inc., Class A*	5,700	1,040,307
Datto Holding Corp.*	1,559	35,717
Duck Creek Technologies, Inc.*	704	31,779
FireEye, Inc.*	23,300	455,981
Guidewire Software, Inc.*	9,200	934,996
Jamf Holding Corp.*	2,091	73,854
JFrog Ltd.(x)*	266	11,803
Manhattan Associates, Inc.*	900	105,642
McAfee Corp., Class A(x)	2,550	57,987
Microsoft Corp.	196,033	46,218,700
nCino, Inc.*	317	21,150
NortonLifeLock, Inc.	46,863	996,307
Nuance Communications, Inc.*	38,085	1,662,029
Oracle Corp.	187,954	13,188,732
Pegasystems, Inc.	500	57,170
RealPage, Inc.*	1,500	130,800
salesforce.com, Inc.*	8,700	1,843,269
SolarWinds Corp.*	6,278	109,488
SS&C Technologies Holdings, Inc.	24,050	1,680,374
Synopsys, Inc.*	1,500	371,670
Teradata Corp.*	3,400	131,036
Unity Software, Inc.(x)*	691	69,314
Zoom Video Communications, Inc., Class A*	2,307	741,216

		109,648,189

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	240,010	29,317,221
Dell Technologies, Inc., Class C*	32,965	2,905,865
Hewlett Packard Enterprise Co.	175,193	2,757,538
HP, Inc.	290,783	9,232,360
NCR Corp.*	17,200	652,740
NetApp, Inc.	13,700	995,579
Pure Storage, Inc., Class A*	14,000	301,560
Western Digital Corp.	84,665	5,651,389
Xerox Holdings Corp.	22,810	553,599

		52,367,851

Total Information Technology		512,908,478

Materials (4.1%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	26,257	7,387,144
Albemarle Corp.	15,472	2,260,614
Ashland Global Holdings, Inc.	7,463	662,491
Axalta Coating Systems Ltd.*	28,550	844,509
Cabot Corp.	7,539	395,345
Celanese Corp.	15,800	2,366,998
CF Industries Holdings, Inc.	28,900	1,311,482
Chemours Co. (The)	22,150	618,206
Corteva, Inc.	394,264	18,380,588
Dow, Inc.	100,775	6,443,553
DuPont de Nemours, Inc.	112,065	8,660,383
Eastman Chemical Co.	18,350	2,020,702
Ecolab, Inc.	27,100	5,801,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Element Solutions, Inc.	29,450	$538,640
FMC Corp.	14,100	1,559,601
Huntsman Corp.	27,113	781,668
International Flavors & Fragrances, Inc.	41,501	5,793,955
Linde plc	71,507	20,031,971
LyondellBasell Industries NV, Class A	74,227	7,723,319
Mosaic Co. (The)	46,837	1,480,518
NewMarket Corp.	200	76,032
Olin Corp.	19,300	732,821
PPG Industries, Inc.	83,638	12,567,446
RPM International, Inc.	113,288	10,405,503
Scotts Miracle-Gro Co. (The)	400	97,988
Sherwin-Williams Co. (The)	9,332	6,887,109
Valvoline, Inc.	25,095	654,227
W R Grace & Co.	4,800	287,328
Westlake Chemical Corp.	4,586	407,191

		127,178,629

Construction Materials (0.4%)
Eagle Materials, Inc.	5,600	752,696
Martin Marietta Materials, Inc.	42,478	14,264,962
Vulcan Materials Co.	17,954	3,029,737

		18,047,395

Containers & Packaging (0.4%)
Amcor plc	181,900	2,124,592
AptarGroup, Inc.	8,742	1,238,479
Ardagh Group SA	2,500	63,525
Avery Dennison Corp.	6,700	1,230,455
Ball Corp.	2,700	228,798
Berry Global Group, Inc.*	11,800	724,520
Crown Holdings, Inc.	15,750	1,528,380
Graphic Packaging Holding Co.	28,550	518,468
International Paper Co.	53,363	2,885,337
Packaging Corp. of America	12,750	1,714,620
Sealed Air Corp.	21,050	964,511
Silgan Holdings, Inc.	10,650	447,620
Sonoco Products Co.	13,567	858,791
Westrock Co.	34,792	1,810,924

		16,339,020

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.*	196,877	6,483,160
Newmont Corp.	151,386	9,124,034
Nucor Corp.	40,849	3,278,949
Reliance Steel & Aluminum Co.	54,572	8,310,770
Royal Gold, Inc.	2,478	266,683
Southern Copper Corp.	11,200	760,144
Steel Dynamics, Inc.	27,166	1,378,946

		29,602,686

Total Materials		191,167,730

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	18,156	2,983,031
American Campus Communities, Inc. (REIT)	61,034	2,634,838
American Homes 4 Rent (REIT), Class A	36,958	1,232,180
Americold Realty Trust (REIT)	43,521	1,674,253
Apartment Income REIT Corp. (REIT)	20,094	859,219
Apartment Investment and Management Co. (REIT), Class A	20,094	123,377
Apple Hospitality REIT, Inc. (REIT)	28,400	413,788
AvalonBay Communities, Inc. (REIT)	19,148	3,532,997
Boston Properties, Inc. (REIT)	21,125	2,139,118
Brandywine Realty Trust (REIT)	22,844	294,916
Brixmor Property Group, Inc. (REIT)	40,121	811,648
Brookfield Property REIT, Inc. (REIT), Class A(x)	500	8,975
Camden Property Trust (REIT)	18,974	2,085,432
CoreSite Realty Corp. (REIT)	1,750	209,737
Corporate Office Properties Trust (REIT)	15,147	398,821
Cousins Properties, Inc. (REIT)	39,700	1,403,395
Crown Castle International Corp. (REIT)	70,668	12,164,083
CubeSmart (REIT)	26,150	989,254
CyrusOne, Inc. (REIT)	16,250	1,100,450
Digital Realty Trust, Inc. (REIT)	37,897	5,337,413
Douglas Emmett, Inc. (REIT)	22,544	707,882
Duke Realty Corp. (REIT)	49,989	2,096,039
Empire State Realty Trust, Inc. (REIT), Class A	19,500	217,035
EPR Properties (REIT)	9,950	463,571
Equity Commonwealth (REIT)	15,746	437,739
Equity LifeStyle Properties, Inc. (REIT)	89,307	5,683,497
Equity Residential (REIT)	49,889	3,573,549
Essex Property Trust, Inc. (REIT)	8,859	2,408,231
Extra Space Storage, Inc. (REIT)	5,050	669,378
Federal Realty Investment Trust (REIT)	10,200	1,034,790
First Industrial Realty Trust, Inc. (REIT)	17,300	792,167
Gaming and Leisure Properties, Inc. (REIT)	29,413	1,247,994
Healthcare Trust of America, Inc. (REIT), Class A	29,447	812,148
Healthpeak Properties, Inc. (REIT)	73,209	2,323,654
Highwoods Properties, Inc. (REIT)	13,950	599,013
Host Hotels & Resorts, Inc. (REIT)*	94,838	1,598,020
Hudson Pacific Properties, Inc. (REIT)	20,300	550,739
Invitation Homes, Inc. (REIT)	76,098	2,434,375
Iron Mountain, Inc. (REIT)	16,000	592,160
JBG SMITH Properties (REIT)	16,523	525,266
Kilroy Realty Corp. (REIT)	15,538	1,019,759
Kimco Realty Corp. (REIT)	56,072	1,051,350
Lamar Advertising Co. (REIT), Class A	11,600	1,089,472
Life Storage, Inc. (REIT)	9,750	838,013
Medical Properties Trust, Inc. (REIT)	76,450	1,626,856
MGM Growth Properties LLC (REIT), Class A	20,891	681,464
Mid-America Apartment Communities, Inc. (REIT)	34,035	4,913,293
National Retail Properties, Inc. (REIT)	23,412	1,031,767
Omega Healthcare Investors, Inc. (REIT)	30,450	1,115,383
Outfront Media, Inc. (REIT)*	19,460	424,812
Paramount Group, Inc. (REIT)	25,624	259,571
Park Hotels & Resorts, Inc. (REIT)*	31,828	686,848
Prologis, Inc. (REIT)	100,046	10,604,876
Public Storage (REIT)	13,515	3,334,961
Rayonier, Inc. (REIT)	17,900	577,275
Realty Income Corp. (REIT)	47,688	3,028,188
Regency Centers Corp. (REIT)	22,792	1,292,534
Rexford Industrial Realty, Inc. (REIT)	16,700	841,680
SBA Communications Corp. (REIT)	13,000	3,608,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	9,350	$1,063,750
SL Green Realty Corp. (REIT)(x)	10,101	706,969
Spirit Realty Capital, Inc. (REIT)	14,706	625,005
STORE Capital Corp. (REIT)	32,700	1,095,450
Sun Communities, Inc. (REIT)	44,398	6,661,476
UDR, Inc. (REIT)	39,678	1,740,277
Ventas, Inc. (REIT)	50,598	2,698,897
VEREIT, Inc. (REIT)	29,610	1,143,538
VICI Properties, Inc. (REIT)(x)	72,566	2,049,264
Vornado Realty Trust (REIT)	23,796	1,080,100
Weingarten Realty Investors (REIT)	16,366	440,409
Welltower, Inc. (REIT)	56,762	4,065,862
Weyerhaeuser Co. (REIT)	101,370	3,608,772
WP Carey, Inc. (REIT)	23,545	1,666,044

		135,836,237

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	45,250	3,579,727
Howard Hughes Corp. (The)*	5,299	504,094
Jones Lang LaSalle, Inc.*	6,946	1,243,612

		5,327,433

Total Real Estate		141,163,670

Utilities (3.6%)
Electric Utilities (2.4%)
Alliant Energy Corp.	33,890	1,835,482
American Electric Power Co., Inc.	166,273	14,083,323
Avangrid, Inc.	7,662	381,644
Duke Energy Corp.	200,489	19,353,203
Edison International	48,568	2,846,085
Entergy Corp.	27,214	2,706,977
Evergy, Inc.	30,646	1,824,356
Eversource Energy	46,597	4,034,834
Exelon Corp.	132,258	5,784,965
FirstEnergy Corp.	73,576	2,552,351
Hawaiian Electric Industries, Inc.	14,464	642,635
IDACORP, Inc.	6,800	679,796
NextEra Energy, Inc.	316,162	23,905,009
NRG Energy, Inc.	21,557	813,346
OGE Energy Corp.	27,060	875,662
PG&E Corp.*	179,748	2,104,849
Pinnacle West Capital Corp.	15,225	1,238,554
PPL Corp.	104,659	3,018,366
Southern Co. (The)	266,880	16,589,261
Xcel Energy, Inc.	107,790	7,169,113

		112,439,811

Gas Utilities (0.1%)
Atmos Energy Corp.	16,866	1,667,204
National Fuel Gas Co.	11,795	589,632
UGI Corp.	28,235	1,157,917

		3,414,753

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	89,693	2,404,669
Vistra Corp.	66,150	1,169,532

		3,574,201

Multi-Utilities (0.9%)
Ameren Corp.	52,519	4,272,946
CenterPoint Energy, Inc.	68,398	1,549,215
CMS Energy Corp.	38,786	2,374,479
Consolidated Edison, Inc.	45,420	3,397,416
Dominion Energy, Inc.	193,059	14,664,762
DTE Energy Co.	26,039	3,466,832
MDU Resources Group, Inc.	26,994	853,280
NiSource, Inc.	51,954	1,252,611
Public Service Enterprise Group, Inc.	68,579	4,129,142
Sempra Energy	39,379	5,220,868
WEC Energy Group, Inc.	42,887	4,013,794

		45,195,345

Water Utilities (0.1%)
American Water Works Co., Inc.	24,639	3,693,879
Essential Utilities, Inc.	30,268	1,354,493

		5,048,372

Total Utilities		169,672,482

Total Common Stocks (85.2%) (Cost $2,504,343,648)		3,979,028,312

EXCHANGE TRADED FUNDS (ETF):
Equity (6.8%)
iShares Morningstar Growth ETF	15,860	4,575,134
iShares Morningstar US Equity ETF	17,629	3,953,834
iShares Core S&P 500 ETF	1,994	793,253
iShares Morningstar Value ETF‡	468,105	57,502,018
iShares Russell 1000 ETF	4,431	991,791
iShares Russell 1000 Growth ETF(x)	22,270	5,412,501
iShares Russell 1000 Value ETF(x)	513,988	77,894,881
iShares S&P 500 Growth ETF(x)	82,600	5,378,086
iShares S&P 500 Value ETF	299,191	42,257,737
SPDR Portfolio S&P 500 Growth ETF(x)	85,300	4,810,920
SPDR Portfolio S&P 500 Value ETF(x)	428,700	16,247,730
Vanguard Growth ETF	20,090	5,163,934
Vanguard Large-Cap ETF	3,164	586,289
Vanguard Russell 1000 Growth ETF(x)	3,300	825,033
Vanguard Russell 1000 Value	233,900	31,092,327
Vanguard Value ETF	445,801	58,604,999

Total Exchange Traded Funds (6.8%) (Cost $224,269,959)		316,090,467

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $536,384)	11,600	545,316

SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	116,989,175	117,047,669

Total Investment Companies		120,047,669

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $306,001.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,347,066, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $1,374,007.(xx)	1,347,066	1,347,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $2,219,406.(xx)	$2,000,000	$2,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $15,000,079, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $16,590,607.(xx)	15,000,000	15,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $1,106,040.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,647,066

Total Short-Term Investments (3.0%) (Cost $139,648,140)		139,694,735

Total Investments in Securities (95.0%) (Cost $2,868,798,131)		4,435,358,830
Other Assets Less Liabilities (5.0%)		234,322,010

Net Assets (100%)		$4,669,680,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,315,645.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $25,292,802. This was collateralized by $3,342,647 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $22,647,066 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	54,450	1,444,555	—	(59,051)	9,258	381,397	1,776,159	9,257	—
EXCHANGE-TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF(a)	468,105	48,429,525	4,395,424	—	—	4,677,069	57,502,018	333,540	—

Total		49,874,080	4,395,424	(59,051)	9,258	5,058,466	59,278,177	342,797	—

(a)	Formerly known as iShares Morningstar Large-Cap Value ETF.

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	886	6/2021	USD	175,755,820	3,562,239
S&P Midcap 400 E-Mini Index	699	6/2021	USD	182,110,470	(87,553)

					3,474,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$317,372,210	$—	$—	$317,372,210
Consumer Discretionary	321,159,368	—	—	321,159,368
Consumer Staples	256,641,721	16,007,913	—	272,649,634
Energy	169,146,164	—	—	169,146,164
Financials	805,475,289	—	—	805,475,289
Health Care	537,970,803	1,837,580	—	539,808,383
Industrials	538,504,904	—	—	538,504,904
Information Technology	512,908,478	—	—	512,908,478
Materials	191,167,730	—	—	191,167,730
Real Estate	141,163,670	—	—	141,163,670
Utilities	169,672,482	—	—	169,672,482
Exchange Traded Funds	316,090,467	—	—	316,090,467
Futures	3,562,239	—	—	3,562,239
Master Limited Partnership
Financials	545,316	—	—	545,316
Short-Term Investments
Investment Companies	120,047,669	—	—	120,047,669
Repurchase Agreements	—	19,647,066	—	19,647,066

Total Assets	$4,401,428,510	$37,492,559	$—	$4,438,921,069

Liabilities:
Futures	$(87,553)	$—	$—	$(87,553)

Total Liabilities	$(87,553)	$—	$—	$(87,553)

Total	$4,401,340,957	$37,492,559	$—	$4,438,833,516

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,566,931,092
Aggregate gross unrealized depreciation	(122,239,491)

Net unrealized appreciation	$1,444,691,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,994,141,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (6.2%)
Banco do Brasil SA*	1,504,900	$8,162,632
BB Seguridade Participacoes SA	1,194,600	5,146,714
CCR SA	2,776,610	6,353,697
Engie Brasil Energia SA	361,500	2,696,165
Petrobras Distribuidora SA*	1,010,300	3,948,833

		26,308,041

China (17.4%)
AAC Technologies Holdings, Inc.(x)	516,894	2,603,054
Anhui Conch Cement Co. Ltd., Class H	1,104,874	7,184,289
China Construction Bank Corp., Class H	16,590,574	13,956,902
China Merchants Bank Co. Ltd., Class H	1,162,281	8,873,230
China Shenhua Energy Co. Ltd., Class H	3,574,054	7,365,013
China Vanke Co. Ltd., Class H	1,466,400	5,743,672
Hengan International Group Co. Ltd.	1,073,473	7,056,054
Ping An Insurance Group Co. of China Ltd., Class H	652,000	7,762,005
Sinopharm Group Co. Ltd., Class H(x)	2,777,431	6,723,769
Tingyi Cayman Islands Holding Corp.	1,694,000	3,111,655
Weichai Power Co. Ltd., Class H	1,339,906	3,309,218

		73,688,861

Egypt (1.1%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)	1,346,337	4,799,691

Greece (0.2%)
OPAP SA	75,571	1,021,813

Hong Kong (1.0%)
ASM Pacific Technology Ltd.	318,612	4,059,443

Hungary (2.1%)
OTP Bank Nyrt.*	209,394	8,950,278

India (9.8%)
Axis Bank Ltd.*	123,766	1,180,634
Axis Bank Ltd. (GDR)(m)*	104,957	5,016,945
Bajaj Auto Ltd.*	55,013	2,761,871
Bharat Petroleum Corp. Ltd.	533,086	3,120,263
Coal India Ltd.	1,697,022	3,025,516
Hero MotoCorp Ltd.	66,699	2,657,971
Indus Towers Ltd.	1,217,297	4,079,093
Infosys Ltd. (ADR)	112,721	2,110,137
Oil & Natural Gas Corp. Ltd.	2,918,802	4,077,969
Power Grid Corp. of India Ltd.	1,157,284	3,413,425
Tata Consultancy Services Ltd.	74,860	3,253,750
UPL Ltd.	789,864	6,934,047

		41,631,621

Indonesia (4.2%)
Astra International Tbk. PT	9,255,496	3,361,290
Bank Mandiri Persero Tbk. PT	17,086,328	7,234,487
Telkom Indonesia Persero Tbk. PT (ADR)(x)	294,414	6,959,947

		17,555,724

Mexico (7.0%)
America Movil SAB de CV (ADR), Class L	626,872	8,512,922
Grupo Financiero Banorte SAB de CV, Class O*	975,247	5,499,020
Grupo Mexico SAB de CV	1,614,602	8,510,835
Kimberly-Clark de Mexico SAB de CV, Class A	1,818,373	3,112,839
Ternium SA (ADR)*	98,382	3,821,157

		29,456,773

Portugal (1.2%)
Galp Energia SGPS SA	424,777	4,941,509

Russia (9.6%)
Alrosa PJSC	4,243,590	5,935,191
Gazprom PJSC (ADR)	542,420	3,234,993
LUKOIL PJSC (ADR)	114,890	9,290,005
Magnit PJSC (GDR)(m)	120,057	1,799,654
Mobile TeleSystems PJSC (ADR)	825,537	6,884,979
Sberbank of Russia PJSC	2,808,416	10,781,256
X5 Retail Group NV (GDR)(m)	85,545	2,757,971

		40,684,049

South Africa (7.8%)
Anglo American plc	137,428	5,385,351
Bidvest Group Ltd. (The)	379,391	4,379,704
Life Healthcare Group Holdings Ltd.*	2,820,395	3,535,048
Nedbank Group Ltd.	625,344	5,931,447
Sanlam Ltd.	824,525	3,325,472
Shoprite Holdings Ltd.	375,641	3,998,693
Standard Bank Group Ltd.	423,577	3,599,544
Vodacom Group Ltd.	344,128	2,943,740

		33,098,999

South Korea (16.2%)
Coway Co. Ltd.	84,200	4,873,073
Hyundai Mobis Co. Ltd.	25,805	6,657,884
KB Financial Group, Inc.	171,952	8,538,725
KT&G Corp.	74,797	5,379,700
Samsung Electronics Co. Ltd.	256,208	18,427,507
Shinhan Financial Group Co. Ltd.	211,124	6,986,166
SK Hynix, Inc.	151,219	17,704,014

		68,567,069

Taiwan (9.4%)
ASE Technology Holding Co. Ltd.	769,000	2,897,259
Catcher Technology Co. Ltd.	414,000	3,068,763
Globalwafers Co. Ltd.	170,000	4,468,510
Hon Hai Precision Industry Co. Ltd.	1,880,000	8,170,189
Novatek Microelectronics Corp.	480,000	9,673,010
Quanta Computer, Inc.	1,051,000	3,609,785
Taiwan Semiconductor Manufacturing Co. Ltd.	200,429	4,123,360
Wiwynn Corp.	129,000	3,811,271

		39,822,147

Thailand (2.7%)
Kasikornbank PCL	1,075,867	5,026,451
Siam Cement PCL (The)	513,742	6,559,458

		11,585,909

United Kingdom (2.6%)
Mondi plc	132,494	3,379,140
Unilever plc	137,012	7,644,868

		11,024,008

Total Common Stocks (98.5%) (Cost $371,309,866)		417,195,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $110,501, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $112,711.(xx)	$110,501	$110,501

Total Short-Term Investment (0.0%) (Cost $110,501)		110,501

Total Investments in Securities (98.5%) (Cost $371,420,367)		417,306,436
Other Assets Less Liabilities (1.5%)		6,236,565

Net Assets (100%)		$423,543,001

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $14,374,261 or 3.4% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $7,925,474. This was collateralized by $8,152,382 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/29/21 - 2/15/50 and by cash of $110,501 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Financials	$120,771,599	28.5%
Information Technology	87,980,052	20.8
Materials	47,709,468	11.3
Energy	35,055,268	8.3
Consumer Staples	34,861,434	8.2
Communication Services	29,380,681	6.9
Consumer Discretionary	25,282,735	6.0
Industrials	14,042,619	3.3
Health Care	10,258,817	2.4
Utilities	6,109,590	1.4
Real Estate	5,743,672	1.4
Repurchase Agreement	110,501	0.0 #
Cash and Other	6,236,565	1.5

		100.0%

#	Less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$26,308,041	$—	$—	$26,308,041
China	—	73,688,861	—	73,688,861
Egypt	—	4,799,691	—	4,799,691
Greece	—	1,021,813	—	1,021,813
Hong Kong	—	4,059,443	—	4,059,443
Hungary	—	8,950,278	—	8,950,278
India	2,110,137	39,521,484	—	41,631,621
Indonesia	6,959,947	10,595,777	—	17,555,724
Mexico	29,456,773	—	—	29,456,773
Portugal	—	4,941,509	—	4,941,509
Russia	6,884,979	33,799,070	—	40,684,049
South Africa	—	33,098,999	—	33,098,999
South Korea	—	68,567,069	—	68,567,069
Taiwan	—	39,822,147	—	39,822,147
Thailand	—	11,585,909	—	11,585,909
United Kingdom	—	11,024,008	—	11,024,008
Short-Term Investment
Repurchase Agreement	—	110,501	—	110,501

Total Assets	$71,719,877	$345,586,559	$—	$417,306,436

Total Liabilities	$—	$—	$—	$—

Total	$71,719,877	$345,586,559	$—	$417,306,436

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,341,175
Aggregate gross unrealized depreciation	(25,393,527)

Net unrealized appreciation	$43,947,648

Federal income tax cost of investments in securities and derivative instruments, if applicable	$373,358,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.1%)
iShares Core MSCI EAFE ETF	124,401	$8,963,092
iShares Core S&P 500 ETF	21,486	8,547,560
iShares Core S&P Mid-Cap ETF	7,762	2,020,293
iShares MSCI EAFE ETF(x)	45,972	3,487,896
iShares Russell 2000 ETF(x)	4,584	1,012,789
SPDR S&P 500 ETF Trust(x)	21,635	8,574,600

Total Equity		32,606,230

Fixed Income (34.2%)
Vanguard Intermediate-Term Corporate Bond ETF	183,939	17,111,845

Total Exchange Traded Funds (99.3%) (Cost $42,535,731)		49,718,075

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.6%)
HSBC Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $295,080, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 1/15/22-2/15/50; total market value $300,982.(xx)	$295,080	295,080

Total Short-Term Investment (0.6%) (Cost $295,080)		295,080

Total Investments in Securities (99.9%) (Cost $42,830,811)		50,013,155
Other Assets Less Liabilities (0.1%)		33,828

Net Assets (100%)		$50,046,983

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $8,871,103. This was collateralized by $8,806,167 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/29/21 - 2/15/50 and by cash of $295,080 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$49,718,075	$—	$—	$49,718,075
Short-Term Investment
Repurchase Agreement	—	295,080	—	295,080

Total Assets	$49,718,075	$295,080	$—	$50,013,155

Total Liabilities	$—	$—	$—	$—

Total	$49,718,075	$295,080	$—	$50,013,155

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,166,984
Aggregate gross unrealized depreciation	(4,597)

Net unrealized appreciation	$7,162,387

Federal income tax cost of investments in securities and derivative instruments, if applicable	$42,850,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	10,724	$324,615
Lumen Technologies, Inc.	1,393	18,597
Verizon Communications, Inc.	6,232	362,391

		705,603

Entertainment (0.5%)
Activision Blizzard, Inc.	1,178	109,554
Electronic Arts, Inc.	450	60,916
Live Nation Entertainment, Inc.*	200	16,930
Netflix, Inc.*	662	345,339
Take-Two Interactive Software, Inc.*	166	29,332
Walt Disney Co. (The)*	2,728	503,371

		1,065,442

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	454	936,384
Alphabet, Inc., Class C*	434	897,786
Facebook, Inc., Class A*	3,619	1,065,904
Twitter, Inc.*	1,240	78,901

		2,978,975

Media (0.3%)
Charter Communications, Inc., Class A*	215	132,659
Comcast Corp., Class A	6,805	368,219
Discovery, Inc., Class A*	275	11,952
Discovery, Inc., Class C*	441	16,268
DISH Network Corp., Class A*	337	12,199
Fox Corp., Class A	451	16,286
Fox Corp., Class B	283	9,885
Interpublic Group of Cos., Inc. (The)	474	13,841
News Corp., Class A	671	17,064
News Corp., Class B	75	1,759
Omnicom Group, Inc.	315	23,357
ViacomCBS, Inc.	877	39,553

		663,042

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	874	109,503

Total Communication Services		5,522,565

Consumer Discretionary (2.8%)
Auto Components (0.1%)
Aptiv plc*	396	54,608
BorgWarner, Inc.	361	16,736

		71,344

Automobiles (0.4%)
Ford Motor Co.*	5,828	71,393
General Motors Co.*	1,934	111,128
Tesla, Inc.*	1,156	772,127

		954,648

Distributors (0.0%)
Genuine Parts Co.	220	25,430
LKQ Corp.*	405	17,144
Pool Corp.	60	20,714

		63,288

Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment, Inc.*	324	28,334
Carnival Corp.*	1,217	32,299
Chipotle Mexican Grill, Inc.*	44	62,516
Darden Restaurants, Inc.	215	30,530
Domino’s Pizza, Inc.	56	20,596
Hilton Worldwide Holdings, Inc.*	450	54,414
Las Vegas Sands Corp.*	492	29,894
Marriott International, Inc., Class A*	395	58,503
McDonald’s Corp.	1,120	251,037
MGM Resorts International	602	22,870
Norwegian Cruise Line Holdings Ltd.(x)*	497	13,712
Penn National Gaming, Inc.*	222	23,275
Royal Caribbean Cruises Ltd.*	334	28,594
Starbucks Corp.	1,768	193,189
Wynn Resorts Ltd.*	138	17,301
Yum! Brands, Inc.	451	48,789

		915,853

Household Durables (0.1%)
DR Horton, Inc.	518	46,164
Garmin Ltd.	211	27,820
Leggett & Platt, Inc.(x)	230	10,500
Lennar Corp., Class A	429	43,428
Mohawk Industries, Inc.*	77	14,808
Newell Brands, Inc.	667	17,862
NVR, Inc.*	5	23,555
PulteGroup, Inc.	427	22,392
Whirlpool Corp.	104	22,916

		229,445

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	646	1,998,776
Booking Holdings, Inc.*	63	146,780
eBay, Inc.	972	59,525
Etsy, Inc.*	185	37,309
Expedia Group, Inc.*	215	37,006

		2,279,396

Leisure Products (0.0%)
Hasbro, Inc.	218	20,954

Multiline Retail (0.1%)
Dollar General Corp.	366	74,159
Dollar Tree, Inc.*	323	36,971
Target Corp.	743	147,166

		258,296

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	97	17,799
AutoZone, Inc.*	35	49,151
Best Buy Co., Inc.	362	41,561
CarMax, Inc.*	245	32,502
Gap, Inc. (The)*	375	11,167
Home Depot, Inc. (The)	1,621	494,810
L Brands, Inc.*	322	19,919
Lowe’s Cos., Inc.	1,117	212,431
O’Reilly Automotive, Inc.*	109	55,290
Ross Stores, Inc.	553	66,310
TJX Cos., Inc. (The)	1,825	120,724
Tractor Supply Co.	178	31,520
Ulta Beauty, Inc.*	83	25,661

		1,178,845

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	633	12,451
NIKE, Inc., Class B	1,899	252,358
PVH Corp.*	95	10,042
Ralph Lauren Corp.*	58	7,143
Tapestry, Inc.*	390	16,072
Under Armour, Inc., Class A*	329	7,291
Under Armour, Inc., Class C*	340	6,276
VF Corp.	496	39,640

		351,273

Total Consumer Discretionary		6,323,342

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	272	18,760
Coca-Cola Co. (The)	5,839	307,774
Constellation Brands, Inc., Class A	254	57,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B*	329	$16,828
Monster Beverage Corp.*	581	52,923
PepsiCo, Inc.	2,092	295,913

		750,110

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	665	234,399
Kroger Co. (The)(x)	1,163	41,856
Sysco Corp.	757	59,606
Walgreens Boots Alliance, Inc.	1,033	56,712
Walmart, Inc.	2,067	280,761

		673,334

Food Products (0.2%)
Archer-Daniels-Midland Co.	818	46,626
Campbell Soup Co.	295	14,830
Conagra Brands, Inc.	735	27,636
General Mills, Inc.	959	58,806
Hershey Co. (The)	231	36,535
Hormel Foods Corp.	389	18,586
JM Smucker Co. (The)	172	21,763
Kellogg Co.	369	23,358
Kraft Heinz Co. (The)	970	38,800
Lamb Weston Holdings, Inc.	212	16,426
McCormick & Co., Inc. (Non-Voting)	369	32,900
Mondelez International, Inc., Class A	2,181	127,654
Tyson Foods, Inc., Class A	444	32,989

		496,909

Household Products (0.3%)
Church & Dwight Co., Inc.	387	33,804
Clorox Co. (The)	185	35,683
Colgate-Palmolive Co.	1,273	100,350
Kimberly-Clark Corp.	517	71,889
Procter & Gamble Co. (The)	3,739	506,373

		748,099

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	341	99,180

Tobacco (0.2%)
Altria Group, Inc.	2,833	144,936
Philip Morris International, Inc.	2,356	209,072

		354,008

Total Consumer Staples		3,121,640

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,136	24,549
Halliburton Co.	1,325	28,435
NOV, Inc.*	675	9,261
Schlumberger NV	2,165	58,866

		121,111

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.*	658	11,778
Cabot Oil & Gas Corp.	558	10,479
Chevron Corp.	2,923	306,301
ConocoPhillips	1,990	105,410
Devon Energy Corp.	858	18,747
Diamondback Energy, Inc.	255	18,740
EOG Resources, Inc.	887	64,334
Exxon Mobil Corp.	6,381	356,251
Hess Corp.	431	30,498
HollyFrontier Corp.	265	9,482
Kinder Morgan, Inc.	2,903	48,335
Marathon Oil Corp.	1,408	15,037
Marathon Petroleum Corp.	923	49,371
Occidental Petroleum Corp.	1,317	35,059
ONEOK, Inc.	642	32,524
Phillips 66	672	54,795
Pioneer Natural Resources Co.	304	48,281
Valero Energy Corp.	648	46,397
Williams Cos., Inc. (The)	1,892	44,822

		1,306,641

Total Energy		1,427,752

Financials (2.6%)
Banks (1.0%)
Bank of America Corp.	11,403	441,182
Citigroup, Inc.	3,178	231,199
Citizens Financial Group, Inc.	619	27,329
Comerica, Inc.	262	18,796
Fifth Third Bancorp	1,096	41,045
First Republic Bank	266	44,355
Huntington Bancshares, Inc.	1,532	24,083
JPMorgan Chase & Co.	4,571	695,843
KeyCorp	1,391	27,792
M&T Bank Corp.	198	30,019
People’s United Financial, Inc.	539	9,648
PNC Financial Services Group, Inc. (The)	624	109,456
Regions Financial Corp.	1,423	29,399
SVB Financial Group*	74	36,531
Truist Financial Corp.	1,974	115,124
US Bancorp	2,070	114,492
Wells Fargo & Co.	6,224	243,172
Zions Bancorp NA	310	17,038

		2,256,503

Capital Markets (0.7%)
Ameriprise Financial, Inc.	187	43,468
Bank of New York Mellon Corp. (The)	1,180	55,802
BlackRock, Inc.	212	159,840
Cboe Global Markets, Inc.	158	15,593
Charles Schwab Corp. (The)	2,270	147,959
CME Group, Inc.	538	109,876
Goldman Sachs Group, Inc. (The)	514	168,078
Intercontinental Exchange, Inc.	829	92,583
Invesco Ltd.	674	16,998
MarketAxess Holdings, Inc.	55	27,386
Moody’s Corp.	248	74,055
Morgan Stanley	2,280	177,065
MSCI, Inc.	126	52,829
Nasdaq, Inc.	176	25,953
Northern Trust Corp.	320	33,635
Raymond James Financial, Inc.	174	21,326
S&P Global, Inc.	359	126,680
State Street Corp.	537	45,113
T. Rowe Price Group, Inc.	334	57,314

		1,451,553

Consumer Finance (0.2%)
American Express Co.	998	141,157
Capital One Financial Corp.	706	89,825
Discover Financial Services	483	45,880
Synchrony Financial	806	32,772

		309,634

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	2,873	733,965

Insurance (0.4%)
Aflac, Inc.	988	50,566
Allstate Corp. (The)	461	52,969
American International Group, Inc.	1,260	58,225
Aon plc, Class A	334	76,857
Arthur J Gallagher & Co.	294	36,682
Assurant, Inc.	81	11,483
Chubb Ltd.	680	107,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	224	$23,092
Everest Re Group Ltd.	57	14,125
Globe Life, Inc.	140	13,528
Hartford Financial Services Group, Inc. (The)	529	35,332
Lincoln National Corp.	313	19,490
Loews Corp.	334	17,127
Marsh & McLennan Cos., Inc.	770	93,786
MetLife, Inc.	1,182	71,854
Principal Financial Group, Inc.	417	25,003
Progressive Corp. (The)	865	82,703
Prudential Financial, Inc.	592	53,931
Travelers Cos., Inc. (The)	380	57,152
Unum Group	365	10,158
W R Berkley Corp.	240	18,084
Willis Towers Watson plc	187	42,801

		972,368

Total Financials		5,724,023

Health Care (2.9%)
Biotechnology (0.4%)
AbbVie, Inc.	2,641	285,809
Alexion Pharmaceuticals, Inc.*	329	50,307
Amgen, Inc.	872	216,962
Biogen, Inc.*	241	67,420
Gilead Sciences, Inc.	1,833	118,467
Incyte Corp.*	277	22,512
Regeneron Pharmaceuticals, Inc.*	158	74,756
Vertex Pharmaceuticals, Inc.*	396	85,097

		921,330

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	2,672	320,212
ABIOMED, Inc.*	68	21,674
Align Technology, Inc.*	105	56,861
Baxter International, Inc.	769	64,857
Becton Dickinson and Co.	432	105,041
Boston Scientific Corp.*	2,178	84,180
Cooper Cos., Inc. (The)	76	29,191
Danaher Corp.	965	217,202
Dentsply Sirona, Inc.	293	18,696
Dexcom, Inc.*	143	51,393
Edwards Lifesciences Corp.*	945	79,040
Hologic, Inc.*	405	30,124
IDEXX Laboratories, Inc.*	128	62,632
Intuitive Surgical, Inc.*	179	132,270
Medtronic plc	2,017	238,268
ResMed, Inc.	214	41,520
STERIS plc	129	24,572
Stryker Corp.	484	117,893
Teleflex, Inc.	72	29,913
Varian Medical Systems, Inc.*	139	24,538
West Pharmaceutical Services, Inc.	118	33,250
Zimmer Biomet Holdings, Inc.	306	48,984

		1,832,311

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	222	26,212
Anthem, Inc.	369	132,453
Cardinal Health, Inc.	442	26,851
Centene Corp.*	854	54,579
Cigna Corp.	547	132,232
CVS Health Corp.	1,941	146,021
DaVita, Inc.*	119	12,825
HCA Healthcare, Inc.	400	75,336
Henry Schein, Inc.*	198	13,709
Humana, Inc.	199	83,431
Laboratory Corp. of America Holdings*	141	35,959
McKesson Corp.	239	46,615
Quest Diagnostics, Inc.	190	24,385
UnitedHealth Group, Inc.	1,422	529,083
Universal Health Services, Inc., Class B	105	14,006

		1,353,697

Health Care Technology (0.0%)
Cerner Corp.	457	32,849

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	466	59,247
Bio-Rad Laboratories, Inc., Class A*	34	19,420
Illumina, Inc.*	214	82,189
IQVIA Holdings, Inc.*	283	54,659
Mettler-Toledo International, Inc.*	35	40,449
PerkinElmer, Inc.	155	19,885
Thermo Fisher Scientific, Inc.	596	272,002
Waters Corp.*	96	27,280

		575,131

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	3,434	216,788
Catalent, Inc.*	253	26,643
Eli Lilly and Co.	1,190	222,316
Johnson & Johnson	3,970	652,470
Merck & Co., Inc.	3,784	291,709
Perrigo Co. plc	238	9,632
Pfizer, Inc.	8,461	306,542
Viatris, Inc.*	1,727	24,126
Zoetis, Inc.	723	113,858

		1,864,084

Total Health Care		6,579,402

Industrials (2.0%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	814	207,342
General Dynamics Corp.	357	64,817
Howmet Aerospace, Inc.*	554	17,800
Huntington Ingalls Industries, Inc.	52	10,704
L3Harris Technologies, Inc.	324	65,668
Lockheed Martin Corp.	375	138,563
Northrop Grumman Corp.	232	75,085
Raytheon Technologies Corp.	2,334	180,348
Teledyne Technologies, Inc.*	59	24,405
Textron, Inc.	300	16,824
TransDigm Group, Inc.*	84	49,385

		850,941

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	202	19,277
Expeditors International of Washington, Inc.	246	26,491
FedEx Corp.	369	104,811
United Parcel Service, Inc., Class B	1,089	185,119

		335,698

Airlines (0.1%)
Alaska Air Group, Inc.*	216	14,950
American Airlines Group, Inc.(x)*	997	23,828
Delta Air Lines, Inc.*	979	47,266
Southwest Airlines Co.*	870	53,122
United Airlines Holdings, Inc.*	479	27,562

		166,728

Building Products (0.1%)
A O Smith Corp.	169	11,426
Allegion plc	131	16,456
Carrier Global Corp.	1,272	53,704
Fortune Brands Home & Security, Inc.	189	18,110
Johnson Controls International plc	1,085	64,742
Masco Corp.	383	22,942
Trane Technologies plc	358	59,270

		246,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.1%)
Cintas Corp.	130	$44,370
Copart, Inc.*	320	34,755
Republic Services, Inc.	310	30,799
Rollins, Inc.	370	12,735
Waste Management, Inc.	586	75,606

		198,265

Construction & Engineering (0.0%)
Quanta Services, Inc.	240	21,115

Electrical Equipment (0.1%)
AMETEK, Inc.	355	45,344
Eaton Corp. plc	602	83,244
Emerson Electric Co.	885	79,845
Generac Holdings, Inc.*	97	31,763
Rockwell Automation, Inc.	185	49,106

		289,302

Industrial Conglomerates (0.3%)
3M Co.	881	169,751
General Electric Co.	13,391	175,824
Honeywell International, Inc.	1,069	232,048
Roper Technologies, Inc.	156	62,921

		640,544

Machinery (0.4%)
Caterpillar, Inc.	830	192,452
Cummins, Inc.	218	56,486
Deere & Co.	471	176,220
Dover Corp.	212	29,072
Fortive Corp.	525	37,086
IDEX Corp.	114	23,862
Illinois Tool Works, Inc.	442	97,912
Ingersoll Rand, Inc.*	604	29,723
Otis Worldwide Corp.	591	40,454
PACCAR, Inc.	517	48,040
Parker-Hannifin Corp.	202	63,717
Pentair plc	213	13,274
Snap-on, Inc.	77	17,767
Stanley Black & Decker, Inc.	238	47,521
Westinghouse Air Brake Technologies Corp.	237	18,761
Xylem, Inc.	273	28,714

		921,061

Professional Services (0.1%)
Equifax, Inc.	185	33,509
IHS Markit Ltd.	564	54,584
Jacobs Engineering Group, Inc.	186	24,044
Leidos Holdings, Inc.	200	19,256
Nielsen Holdings plc	622	15,643
Robert Half International, Inc.	206	16,083
Verisk Analytics, Inc.	246	43,466

		206,585

Road & Rail (0.2%)
CSX Corp.	1,159	111,751
JB Hunt Transport Services, Inc.	126	21,177
Kansas City Southern	122	32,198
Norfolk Southern Corp.	382	102,575
Old Dominion Freight Line, Inc.	156	37,504
Union Pacific Corp.	1,023	225,479

		530,684

Trading Companies & Distributors (0.0%)
Fastenal Co.	852	42,839
United Rentals, Inc.*	109	35,895
WW Grainger, Inc.	65	26,060

		104,794

Total Industrials		4,512,367

Information Technology (6.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	81	24,453
Cisco Systems, Inc.	6,421	332,030
F5 Networks, Inc.*	105	21,905
Juniper Networks, Inc.	455	11,525
Motorola Solutions, Inc.	253	47,577

		437,490

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	938	61,880
CDW Corp.	215	35,636
Corning, Inc.	1,187	51,646
FLIR Systems, Inc.	238	13,440
IPG Photonics Corp.*	62	13,078
Keysight Technologies, Inc.*	284	40,726
TE Connectivity Ltd.	513	66,234
Trimble, Inc.*	380	29,560
Zebra Technologies Corp., Class A*	78	37,844

		350,044

IT Services (1.2%)
Accenture plc, Class A	951	262,714
Akamai Technologies, Inc.*	250	25,475
Automatic Data Processing, Inc.	634	119,490
Broadridge Financial Solutions, Inc.	176	26,946
Cognizant Technology Solutions Corp., Class A	813	63,511
DXC Technology Co.*	459	14,348
Fidelity National Information Services, Inc.	949	133,439
Fiserv, Inc.*	844	100,470
FleetCor Technologies, Inc.*	125	33,579
Gartner, Inc.*	132	24,096
Global Payments, Inc.	443	89,300
International Business Machines Corp.	1,321	176,036
Jack Henry & Associates, Inc.	111	16,841
Mastercard, Inc., Class A	1,332	474,259
Paychex, Inc.	472	46,265
PayPal Holdings, Inc.*	1,771	430,070
VeriSign, Inc.*	148	29,416
Visa, Inc., Class A	2,586	547,534
Western Union Co. (The)	601	14,821

		2,628,610

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.(x)*	1,850	145,225
Analog Devices, Inc.	559	86,690
Applied Materials, Inc.	1,397	186,639
Broadcom, Inc.	614	284,687
Enphase Energy, Inc.*	201	32,594
Intel Corp.	6,094	390,016
KLA Corp.	221	73,018
Lam Research Corp.	211	125,596
Maxim Integrated Products, Inc.	410	37,462
Microchip Technology, Inc.	402	62,398
Micron Technology, Inc.*	1,655	145,988
Monolithic Power Systems, Inc.	60	21,193
NVIDIA Corp.	931	497,089
NXP Semiconductors NV	417	83,959
Qorvo, Inc.*	172	31,424
QUALCOMM, Inc.	1,701	225,536
Skyworks Solutions, Inc.	248	45,503
Teradyne, Inc.	258	31,393
Texas Instruments, Inc.	1,395	263,641
Xilinx, Inc.	366	45,347

		2,815,398

Software (1.9%)
Adobe, Inc.*	732	347,971
ANSYS, Inc.*	127	43,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	334	$92,568
Cadence Design Systems, Inc.*	433	59,317
Citrix Systems, Inc.	179	25,124
Fortinet, Inc.*	219	40,388
Intuit, Inc.	410	157,055
Microsoft Corp.	11,369	2,680,469
NortonLifeLock, Inc.	958	20,367
Oracle Corp.	2,757	193,459
Paycom Software, Inc.*	73	27,014
salesforce.com, Inc.*	1,378	291,957
ServiceNow, Inc.*	296	148,033
Synopsys, Inc.*	231	57,237
Tyler Technologies, Inc.*	58	24,623

		4,208,706

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	23,800	2,907,170
Hewlett Packard Enterprise Co.	1,841	28,978
HP, Inc.	1,795	56,991
NetApp, Inc.	318	23,109
Seagate Technology plc	307	23,562
Western Digital Corp.	455	30,371

		3,070,181

Total Information Technology		13,510,429

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	335	94,249
Albemarle Corp.	149	21,770
Celanese Corp.	172	25,767
CF Industries Holdings, Inc.	289	13,115
Corteva, Inc.	1,158	53,986
Dow, Inc.	1,138	72,764
DuPont de Nemours, Inc.	822	63,524
Eastman Chemical Co.	212	23,345
Ecolab, Inc.	379	81,133
FMC Corp.	168	18,583
International Flavors & Fragrances, Inc.	361	50,399
Linde plc	799	223,832
LyondellBasell Industries NV, Class A	382	39,747
Mosaic Co. (The)	412	13,023
PPG Industries, Inc.	350	52,591
Sherwin-Williams Co. (The)	117	86,347

		934,175

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	89	29,888
Vulcan Materials Co.	201	33,919

		63,807

Containers & Packaging (0.1%)
Amcor plc	2,418	28,242
Avery Dennison Corp.	131	24,058
Ball Corp.	485	41,099
International Paper Co.	596	32,226
Packaging Corp. of America	130	17,482
Sealed Air Corp.	271	12,417
Westrock Co.	450	23,423

		178,947

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	2,186	71,985
Newmont Corp.	1,218	73,409
Nucor Corp.	457	36,683

		182,077

Total Materials		1,359,006

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	169	27,767
American Tower Corp. (REIT)	660	157,780
AvalonBay Communities, Inc. (REIT)	216	39,854
Boston Properties, Inc. (REIT)	214	21,670
Crown Castle International Corp. (REIT)	651	112,057
Digital Realty Trust, Inc. (REIT)	420	59,153
Duke Realty Corp. (REIT)	511	21,426
Equinix, Inc. (REIT)	131	89,026
Equity Residential (REIT)	562	40,256
Essex Property Trust, Inc. (REIT)	99	26,912
Extra Space Storage, Inc. (REIT)	193	25,582
Federal Realty Investment Trust (REIT)	122	12,377
Healthpeak Properties, Inc. (REIT)	860	27,296
Host Hotels & Resorts, Inc. (REIT)*	1,096	18,468
Iron Mountain, Inc. (REIT)	371	13,731
Kimco Realty Corp. (REIT)	739	13,856
Mid-America Apartment Communities, Inc. (REIT)	161	23,242
Prologis, Inc. (REIT)	1,120	118,720
Public Storage (REIT)	221	54,534
Realty Income Corp. (REIT)	532	33,782
Regency Centers Corp. (REIT)	247	14,007
SBA Communications Corp. (REIT)	159	44,131
Simon Property Group, Inc. (REIT)	498	56,658
UDR, Inc. (REIT)	513	22,500
Ventas, Inc. (REIT)	554	29,550
Vornado Realty Trust (REIT)	278	12,618
Welltower, Inc. (REIT)	643	46,058
Weyerhaeuser Co. (REIT)	1,147	40,833

		1,203,844

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	489	38,685

Total Real Estate		1,242,529

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	346	18,739
American Electric Power Co., Inc.	753	63,779
Duke Energy Corp.	1,103	106,473
Edison International	547	32,054
Entergy Corp.	306	30,438
Evergy, Inc.	358	21,312
Eversource Energy	511	44,247
Exelon Corp.	1,438	62,898
FirstEnergy Corp.	798	27,683
NextEra Energy, Inc.	2,958	223,654
NRG Energy, Inc.	345	13,017
Pinnacle West Capital Corp.	151	12,284
PPL Corp.	1,131	32,618
Southern Co. (The)	1,568	97,467
Xcel Energy, Inc.	780	51,878

		838,541

Gas Utilities (0.0%)
Atmos Energy Corp.	169	16,706

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	974	26,113

Multi-Utilities (0.2%)
Ameren Corp.	460	37,425
CenterPoint Energy, Inc.	879	19,909
CMS Energy Corp.	527	32,263
Consolidated Edison, Inc.	520	38,896
Dominion Energy, Inc.	1,221	92,747
DTE Energy Co.	276	36,747
NiSource, Inc.	806	19,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	751	$45,218
Sempra Energy	449	59,528
WEC Energy Group, Inc.	515	48,199

		430,365

Water Utilities (0.0%)
American Water Works Co., Inc.	265	39,729

Total Utilities		1,351,454

Total Common Stocks (22.6%) (Cost $38,783,124)		50,674,509

EXCHANGE TRADED FUNDS (ETF):
Equity (33.2%)
iShares Core MSCI EAFE ETF	775,631	55,884,214
iShares Core S&P Mid-Cap ETF	35,384	9,209,747
iShares Russell 2000 ETF(x)	40,416	8,929,511
SPDR S&P 500 ETF Trust(x)	710	281,394

Total Exchange Traded Funds (33.2%) (Cost $59,007,765)		74,304,866

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.5%)
U.S. Treasury Notes
2.750%, 2/15/24	$3,890,000	4,159,521
2.125%, 2/29/24	3,940,000	4,143,711
2.500%, 5/15/24	5,655,000	6,025,989
2.375%, 8/15/24	8,665,000	9,219,011
2.250%, 11/15/24	4,220,000	4,477,293
2.000%, 2/15/25	5,370,000	5,653,798
0.250%, 8/31/25	8,940,000	8,728,530
2.250%, 11/15/25	7,620,000	8,111,435
2.875%, 11/30/25	1,075,000	1,174,877
1.625%, 5/15/26	6,927,000	7,151,442
2.250%, 2/15/27	16,535,000	17,553,109
2.375%, 5/15/27	19,570,000	20,903,161

Total U.S. Treasury Obligations		97,301,877

Total Long-Term Debt Securities (43.5%) (Cost $97,809,860)		97,301,877

SHORT-TERM INVESTMENT:
Repurchase Agreement (0.6%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $1,453,215, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $1,482,279.(xx)	1,453,215	1,453,215

Total Short-Term Investment (0.6%) (Cost $1,453,215)		1,453,215

Total Investments in Securities (99.9%) (Cost $197,053,964)		223,734,467
Other Assets Less Liabilities (0.1%)		308,553

Net Assets (100%)		$224,043,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $8,422,036. This was collateralized by $7,179,343 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/8/21 - 2/15/51 and by cash of $1,453,215 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	6/2021	USD	198,370	1,716

					1,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,522,565	$—	$—	$5,522,565
Consumer Discretionary	6,323,342	—	—	6,323,342
Consumer Staples	3,121,640	—	—	3,121,640
Energy	1,427,752	—	—	1,427,752
Financials	5,724,023	—	—	5,724,023
Health Care	6,579,402	—	—	6,579,402
Industrials	4,512,367	—	—	4,512,367
Information Technology	13,510,429	—	—	13,510,429
Materials	1,359,006	—	—	1,359,006
Real Estate	1,242,529	—	—	1,242,529
Utilities	1,351,454	—	—	1,351,454
Exchange Traded Funds	74,304,866	—	—	74,304,866
Futures	1,716	—	—	1,716
Short-Term Investment
Repurchase Agreement	—	1,453,215	—	1,453,215
U.S. Treasury Obligations	—	97,301,877	—	97,301,877

Total Assets	$124,981,091	$98,755,092	$—	$223,736,183

Total Liabilities	$—	$—	$—	$—

Total	$124,981,091	$98,755,092	$—	$223,736,183

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,056,785
Aggregate gross unrealized depreciation	(2,432,592)

Net unrealized appreciation	$26,624,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,111,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.9%)
Entertainment (3.8%)
Walt Disney Co. (The)*	162,391	$29,964,387

Interactive Media & Services (10.1%)
Alphabet, Inc., Class A*	9,223	19,022,622
Alphabet, Inc., Class C*	9,231	19,095,523
Facebook, Inc., Class A*	138,920	40,916,108

		79,034,253

Total Communication Services		108,998,640

Consumer Discretionary (18.3%)
Hotels, Restaurants & Leisure (5.2%)
Starbucks Corp.	194,316	21,232,909
Yum China Holdings, Inc.	206,860	12,248,181
Yum! Brands, Inc.	69,473	7,515,589

		40,996,679

Internet & Direct Marketing Retail (11.0%)
Alibaba Group Holding Ltd. (ADR)*	146,153	33,137,270
Amazon.com, Inc.*	17,031	52,695,276

		85,832,546

Textiles, Apparel & Luxury Goods (2.1%)
Under Armour, Inc., Class A*	748,637	16,589,796

Total Consumer Discretionary		143,419,021

Consumer Staples (5.4%)
Beverages (4.4%)
Monster Beverage Corp.*	383,653	34,946,952

Household Products (1.0%)
Colgate-Palmolive Co.	100,401	7,914,611

Total Consumer Staples		42,861,563

Energy (1.5%)
Energy Equipment & Services (1.5%)
Schlumberger NV	428,396	11,648,087

Total Energy		11,648,087

Financials (4.3%)
Capital Markets (4.3%)
FactSet Research Systems, Inc.	32,117	9,910,985
MSCI, Inc.	27,207	11,407,351
SEI Investments Co.	199,465	12,153,403

Total Financials		33,471,739

Health Care (13.9%)
Biotechnology (3.5%)
BioMarin Pharmaceutical, Inc.*	95,550	7,214,980
Regeneron Pharmaceuticals, Inc.*	42,642	20,175,636

		27,390,616

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	9,664	7,141,116

Health Care Technology (1.6%)
Cerner Corp.	172,375	12,390,315

Life Sciences Tools & Services (2.3%)
Illumina, Inc.*	47,789	18,353,843

Pharmaceuticals (5.6%)
Novartis AG (ADR)	248,832	21,270,159
Novo Nordisk A/S (ADR)	81,844	5,517,923
Roche Holding AG (ADR)	423,810	17,189,734

		43,977,816

Total Health Care		109,253,706

Industrials (12.4%)
Aerospace & Defense (4.8%)
Boeing Co. (The)*	148,830	37,909,978

Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	231,025	24,879,082

Machinery (4.4%)
Deere & Co.	92,868	34,745,633

Total Industrials		97,534,693

Information Technology (29.2%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	241,095	12,467,023

IT Services (4.5%)
Automatic Data Processing, Inc.	29,144	5,492,769
Visa, Inc., Class A	141,475	29,954,502

		35,447,271

Semiconductors & Semiconductor Equipment (6.9%)
NVIDIA Corp.	70,902	37,856,705
QUALCOMM, Inc.	124,150	16,461,048

		54,317,753

Software (16.2%)
Autodesk, Inc.*	127,979	35,469,380
Microsoft Corp.	86,044	20,286,594
Oracle Corp.	428,817	30,090,089
salesforce.com, Inc.*	90,565	19,188,007
Workday, Inc., Class A*	86,722	21,544,346

		126,578,416

Total Information Technology		228,810,463

Total Investments in Securities (98.9%) (Cost $359,711,987)		775,997,912
Other Assets Less Liabilities (1.1%)		8,506,108

Net Assets (100%)		$784,504,020

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$108,998,640	$—	$—	$108,998,640
Consumer Discretionary	143,419,021	—	—	143,419,021
Consumer Staples	42,861,563	—	—	42,861,563
Energy	11,648,087	—	—	11,648,087
Financials	33,471,739	—	—	33,471,739
Health Care	109,253,706	—	—	109,253,706
Industrials	97,534,693	—	—	97,534,693
Information Technology	228,810,463	—	—	228,810,463

Total Assets	$775,997,912	$—	$—	$775,997,912

Total Liabilities	$—	$—	$—	$—

Total	$775,997,912	$—	$—	$775,997,912

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,227,277
Aggregate gross unrealized depreciation	(14,336,383)

Net unrealized appreciation	$415,890,894

Federal income tax cost of investments in securities and derivative instruments, if applicable	$360,107,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
Oil Search Ltd.	1,830,386	$5,700,106
WiseTech Global Ltd.	72,047	1,589,712

		7,289,818

Brazil (0.2%)
Hypera SA*	504,924	2,879,564

Canada (7.0%)
Agnico Eagle Mines Ltd.	241,883	13,983,289
Canadian National Railway Co.	268,754	31,170,089
Element Fleet Management Corp.	903,225	9,882,505
Franco-Nevada Corp.	71,686	8,983,710
Ritchie Bros Auctioneers, Inc.	353,482	20,696,432

		84,716,025

China (7.1%)
51job, Inc. (ADR)*	61,833	3,870,746
Alibaba Group Holding Ltd.*	1,039,300	29,411,250
China Resources Gas Group Ltd.	1,314,000	7,284,882
Kingsoft Corp. Ltd.	458,000	3,039,941
Prosus NV*	80,600	8,960,460
Tencent Holdings Ltd.	304,900	23,924,184
Yum China Holdings, Inc.(Hong Kong stock exchange)	53,050	3,098,069
Yum China Holdings, Inc.(New York stock exchange)	102,544	6,071,630

		85,661,162

Denmark (1.3%)
Novo Nordisk A/S, Class B	224,588	15,215,653

France (18.5%)
Air Liquide SA	128,748	21,031,901
Capgemini SE	54,336	9,245,747
Danone SA	278,145	19,081,568
Dassault Systemes SE	30,574	6,539,793
EssilorLuxottica SA	168,988	27,516,214
Kering SA	18,716	12,918,742
L’Oreal SA	63,615	24,379,709
LVMH Moet Hennessy Louis Vuitton SE	72,425	48,250,323
Pernod Ricard SA	113,847	21,368,016
Schneider Electric SE	222,051	33,916,997

		224,249,010

Germany (6.7%)
Bayer AG (Registered)	234,983	14,869,464
GEA Group AG	262,084	10,741,739
Just Eat Takeaway.com NV(m)*	64,746	5,969,431
SAP SE	307,258	37,624,767
Symrise AG	101,141	12,264,073

		81,469,474

Hong Kong (3.4%)
AIA Group Ltd.	3,384,369	41,052,469

India (6.0%)
HDFC Bank Ltd.*	1,384,394	28,281,959
Infosys Ltd. (ADR)	566,705	10,608,718
ITC Ltd.	2,585,066	7,725,454
Mahindra & Mahindra Ltd.	594,100	6,461,959
Reliance Industries Ltd.	458,357	12,557,623
UPL Ltd.	887,742	7,793,297

		73,429,010

Ireland (1.5%)
Flutter Entertainment plc*	82,519	17,638,596

Israel (0.4%)
Nice Ltd. (ADR)*	20,812	4,536,392

Italy (1.0%)
Prysmian SpA	389,692	12,663,243

Japan (6.5%)
AEON Financial Service Co. Ltd.	420,300	5,636,898
Hitachi Ltd.	611,000	27,612,951
Kao Corp.	155,300	10,257,023
Koito Manufacturing Co. Ltd.	141,400	9,475,620
Kose Corp.	44,200	6,251,271
Sugi Holdings Co. Ltd.	76,000	6,019,598
Terumo Corp.	319,400	11,535,612
Z Holdings Corp.	555,700	2,763,318

		79,552,291

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O*	1,584,662	8,935,262
Wal-Mart de Mexico SAB de CV	1,237,577	3,908,393

		12,843,655

Netherlands (1.3%)
Akzo Nobel NV	143,692	16,055,405

Peru (0.4%)
Credicorp Ltd.	36,365	4,966,368

Singapore (1.3%)
DBS Group Holdings Ltd.	747,900	16,006,572

South Korea (2.0%)
Hugel, Inc.*	12,309	1,941,380
NAVER Corp.	68,642	22,865,504

		24,806,884

Spain (0.8%)
Amadeus IT Group SA*	129,507	9,170,083

Sweden (1.1%)
Assa Abloy AB, Class B	451,929	12,988,473

Switzerland (12.2%)
Alcon, Inc.*	49,354	3,455,798
Nestle SA (Registered)	476,158	53,069,337
Novartis AG (Registered)	387,117	33,081,987
Roche Holding AG	148,793	48,086,359
Sika AG (Registered)	38,044	10,867,989

		148,561,470

Taiwan (6.6%)
Delta Electronics, Inc.	1,827,000	18,440,963
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	526,011	62,216,581

		80,657,544

United Kingdom (10.3%)
Burberry Group plc*	277,459	7,261,857
Diageo plc	718,741	29,621,650
Experian plc	472,127	16,252,331
Linde plc	113,640	31,837,159
Ocado Group plc*	78,060	2,189,935
Reckitt Benckiser Group plc	305,877	27,400,899
Rolls-Royce Holdings plc*	7,510,059	10,902,096

		125,465,927

United States (1.9%)
Ingersoll Rand, Inc.*	207,641	10,218,014
QIAGEN NV*	277,013	13,406,689

		23,624,703

Total Investments in Securities (99.2%) (Cost $684,796,402)		1,205,499,791
Other Assets Less Liabilities (0.8%)		9,605,797

Net Assets (100%)		$1,215,105,588

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,969,431 or 0.5% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Consumer Staples	$209,082,918	17.2%
Information Technology	190,625,648	15.7
Consumer Discretionary	185,224,086	15.2
Industrials	163,420,160	13.5
Health Care	144,472,506	11.9
Materials	122,816,823	10.1
Financials	114,762,033	9.4
Communication Services	49,553,006	4.1
Energy	18,257,729	1.5
Utilities	7,284,882	0.6
Cash and Other	9,605,797	0.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$7,289,818	$—	$7,289,818
Brazil	2,879,564	—	—	2,879,564
Canada	84,716,025	—	—	84,716,025
China	9,942,376	75,718,786	—	85,661,162
Denmark	—	15,215,653	—	15,215,653
France	—	224,249,010	—	224,249,010
Germany	—	81,469,474	—	81,469,474
Hong Kong	—	41,052,469	—	41,052,469
India	10,608,718	62,820,292	—	73,429,010
Ireland	—	17,638,596	—	17,638,596
Israel	4,536,392	—	—	4,536,392
Italy	—	12,663,243	—	12,663,243
Japan	—	79,552,291	—	79,552,291
Mexico	12,843,655	—	—	12,843,655
Netherlands	—	16,055,405	—	16,055,405
Peru	4,966,368	—	—	4,966,368
Singapore	—	16,006,572	—	16,006,572
South Korea	—	24,806,884	—	24,806,884
Spain	—	9,170,083	—	9,170,083
Sweden	—	12,988,473	—	12,988,473
Switzerland	—	148,561,470	—	148,561,470
Taiwan	62,216,581	18,440,963	—	80,657,544
United Kingdom	—	125,465,927	—	125,465,927
United States	10,218,014	13,406,689	—	23,624,703

Total Assets	$202,927,693	$1,002,572,098	$—	$1,205,499,791

Total Liabilities	$—	$—	$—	$—

Total	$202,927,693	$1,002,572,098	$—	$1,205,499,791

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$554,991,515
Aggregate gross unrealized depreciation	(37,636,249)

Net unrealized appreciation	$517,355,266

Federal income tax cost of investments in securities and derivative instruments, if applicable	$688,144,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.4%)
Wheaton Precious Metals Corp.	129,572	$4,949,038

Canada (2.7%)
Agnico Eagle Mines Ltd.	130,622	7,551,276
Descartes Systems Group, Inc. (The)*	54,440	3,321,329
Franco-Nevada Corp.	156,782	19,647,965

		30,520,570

Denmark (1.8%)
Jyske Bank A/S (Registered)*	52,932	2,525,082
Novozymes A/S, Class B	254,022	16,270,703
Sydbank A/S	70,186	1,890,953

		20,686,738

Finland (0.1%)
Wartsila OYJ Abp	160,004	1,676,346

France (14.1%)
Cie Generale des Etablissements Michelin SCA	38,320	5,736,318
Danone SA	144,306	9,899,817
Dassault Systemes SE	53,693	11,484,959
EssilorLuxottica SA	57,583	9,376,205
Legrand SA	258,482	24,043,625
L’Oreal SA	75,305	28,859,765
LVMH Moet Hennessy Louis Vuitton SE	9,198	6,127,808
Pernod Ricard SA	145,816	27,368,298
Schneider Electric SE	251,706	38,446,626

		161,343,421

Germany (8.8%)
Deutsche Wohnen SE	337,980	15,766,769
GEA Group AG	198,297	8,127,374
Henkel AG & Co. KGaA (Preference)(q)	251,883	28,315,433
Infineon Technologies AG	53,699	2,276,782
Knorr-Bremse AG	35,774	4,464,550
LEG Immobilien SE	51,364	6,755,909
SAP SE	58,673	7,184,705
Symrise AG	106,229	12,881,029
TAG Immobilien AG	196,262	5,602,008
Vonovia SE	154,778	10,110,005

		101,484,564

Ireland (1.6%)
Kerry Group plc, Class A	68,860	8,616,251
Ryanair Holdings plc (ADR)*	83,476	9,599,740

		18,215,991

Israel (0.6%)
Wix.com Ltd.*	26,612	7,430,603

Japan (19.3%)
Chiba Bank Ltd. (The)	425,000	2,782,795
Disco Corp.	13,000	4,079,928
Ezaki Glico Co. Ltd.	121,900	4,893,615
Hachijuni Bank Ltd. (The)	417,000	1,517,733
Hirose Electric Co. Ltd.	103,800	15,955,530
Ito En Ltd.	249,900	15,324,642
Kansai Paint Co. Ltd.	199,800	5,332,210
Kao Corp.	301,900	19,939,442
Kobayashi Pharmaceutical Co. Ltd.	161,900	15,104,331
Kose Corp.	22,100	3,125,636
Lion Corp.	166,400	3,244,593
Mebuki Financial Group, Inc.	702,000	1,654,748
Nihon Kohden Corp.	295,400	8,617,223
Nissin Foods Holdings Co. Ltd.	41,600	3,084,543
Nomura Research Institute Ltd.	256,000	7,918,718
North Pacific Bank Ltd.	624,900	1,805,988
Obic Co. Ltd.	50,700	9,263,138
Omron Corp.	111,600	8,708,277
Rohto Pharmaceutical Co. Ltd.	339,700	9,059,689
Santen Pharmaceutical Co. Ltd.	729,600	10,035,501
Secom Co. Ltd.	167,800	14,113,537
Shimadzu Corp.	371,600	13,441,030
SMC Corp.	22,300	12,952,025
Sohgo Security Services Co. Ltd.	87,700	4,142,434
Terumo Corp.	246,900	8,917,165
Toyo Suisan Kaisha Ltd.	287,800	12,086,430
Yokogawa Electric Corp.	245,300	4,514,982

		221,615,883

Netherlands (1.7%)
Euronext NV(m)	51,367	5,174,451
Heineken NV	134,623	13,832,779
Wolters Kluwer NV	9,689	842,173

		19,849,403

South Korea (2.0%)
Samsung Electronics Co. Ltd.	313,580	22,553,932

Spain (1.9%)
Amadeus IT Group SA*	304,048	21,528,917

Sweden (0.7%)
Epiroc AB, Class A	330,981	7,496,240

Switzerland (12.9%)
Chocoladefabriken Lindt & Spruengli AG	255	2,225,837
Cie Financiere Richemont SA (Registered)	88,124	8,460,426
Geberit AG (Registered)	12,668	8,063,343
Givaudan SA (Registered)	8,687	33,474,109
Julius Baer Group Ltd.	60,984	3,899,776
Nestle SA (Registered)	440,222	49,064,154
Schindler Holding AG	36,108	10,605,281
SGS SA (Registered)	6,094	17,286,160
Sika AG (Registered)	32,130	9,178,543
UBS Group AG (Registered)	402,639	6,234,589

		148,492,218

Taiwan (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	359,594	42,532,778

United Kingdom (11.6%)
Compass Group plc*	305,870	6,162,742
Croda International plc	47,627	4,168,007
Diageo plc	570,341	23,505,605
Experian plc	349,939	12,046,175
Halma plc	342,778	11,218,426
Hiscox Ltd.*	300,827	3,568,252
IMI plc	666,852	12,263,758
Intertek Group plc	150,569	11,628,319
Reckitt Benckiser Group plc	267,884	23,997,431
Spectris plc	189,152	8,675,650
Spirax-Sarco Engineering plc	99,051	15,566,895

		132,801,260

United States (12.9%)
Analog Devices, Inc.	148,183	22,980,220
ANSYS, Inc.*	83,668	28,410,306
Cadence Design Systems, Inc.*	402,128	55,087,515
Colgate-Palmolive Co.	250,644	19,758,267
Core Laboratories NV	88,122	2,537,032
Nordson Corp.	50,228	9,979,299
Texas Instruments, Inc.	45,650	8,627,393

		147,380,032

Total Common Stocks (96.8%) (Cost $814,429,198)		1,110,557,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	$67,324

Total Investments in Securities (96.8%) (Cost $814,429,198)		1,110,625,258
Other Assets Less Liabilities (3.2%)		36,339,877

Net Assets (100%)		$1,146,965,135

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,174,451 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings as of March 31, 2021	Market Value	% of Net Assets
Consumer Staples	$321,306,558	28.0%
Information Technology	317,195,118	27.7
Industrials	223,343,900	19.5
Materials	113,452,880	9.9
Real Estate	38,234,691	3.3
Consumer Discretionary	35,930,823	3.1
Financials	31,054,367	2.7
Health Care	27,569,889	2.4
Energy	2,537,032	0.2
Cash and Other	36,339,877	3.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	42,443,805	JPY	4,485,525,000	HSBC Bank plc	8/19/2021	1,876,991

Net unrealized appreciation						1,876,991

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$4,949,038	$—	$—	$4,949,038
Canada	30,520,570	—	—	30,520,570
Denmark	—	20,686,738	—	20,686,738
Finland	—	1,676,346	—	1,676,346
France	—	161,343,421	—	161,343,421
Germany	—	101,484,564	—	101,484,564
Ireland	9,599,740	8,616,251	—	18,215,991
Israel	7,430,603	—	—	7,430,603
Japan	—	221,615,883	—	221,615,883
Netherlands	—	19,849,403	—	19,849,403
South Korea	—	22,553,932	—	22,553,932
Spain	—	21,528,917	—	21,528,917
Sweden	—	7,496,240	—	7,496,240
Switzerland	—	148,492,218	—	148,492,218
Taiwan	42,532,778	—	—	42,532,778
United Kingdom	—	132,801,260	—	132,801,260
United States	147,380,032	—	—	147,380,032
Forward Currency Contracts	—	1,876,991	—	1,876,991
Warrant
Switzerland	—	67,324	—	67,324

Total Assets	$242,412,761	$870,089,488	$—	$1,112,502,249

Total Liabilities	$—	$—	$—	$—

Total	$242,412,761	$870,089,488	$—	$1,112,502,249

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,743,123
Aggregate gross unrealized depreciation	(21,842,467)

Net unrealized appreciation	$298,900,656

Federal income tax cost of investments in securities and derivative instruments, if applicable	$813,601,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Entertainment (3.8%)
Electronic Arts, Inc.	53,577	$7,252,718
Take-Two Interactive Software, Inc.*	51,205	9,047,924

		16,300,642

Interactive Media & Services (6.0%)
Eventbrite, Inc., Class A*	287,316	6,366,923
IAC/InterActiveCorp*	42,175	9,122,874
Match Group, Inc.*	72,998	10,028,465

		25,518,262

Total Communication Services		41,818,904

Consumer Discretionary (10.6%)
Distributors (1.4%)
Pool Corp.	17,145	5,919,140

Diversified Consumer Services (2.8%)
Bright Horizons Family Solutions, Inc.*	69,989	11,999,614

Hotels, Restaurants & Leisure (2.4%)
Chipotle Mexican Grill, Inc.*	3,239	4,602,036
Domino’s Pizza, Inc.	15,619	5,744,512

		10,346,548

Specialty Retail (4.0%)
Burlington Stores, Inc.*	33,730	10,078,524
O’Reilly Automotive, Inc.*	13,840	7,020,340

		17,098,864

Total Consumer Discretionary		45,364,166

Financials (7.2%)
Capital Markets (5.2%)
MSCI, Inc.	32,522	13,635,824
Nasdaq, Inc.	58,978	8,696,896

		22,332,720

Insurance (2.0%)
Arthur J Gallagher & Co.	67,518	8,424,221

Total Financials		30,756,941

Health Care (20.4%)
Biotechnology (1.0%)
Seagen, Inc.*	32,658	4,534,890

Health Care Equipment & Supplies (6.1%)
Masimo Corp.*	38,735	8,895,880
STERIS plc	58,679	11,177,176
West Pharmaceutical Services, Inc.	21,053	5,932,314

		26,005,370

Life Sciences Tools & Services (13.3%)
Adaptive Biotechnologies Corp.*	65,088	2,620,443
Agilent Technologies, Inc.	61,241	7,786,181
Bio-Techne Corp.	40,035	15,290,568
Charles River Laboratories International, Inc.*	36,674	10,629,225
ICON plc*	48,696	9,562,434
PerkinElmer, Inc.	86,284	11,069,374

		56,958,225

Total Health Care		87,498,485

Industrials (18.9%)
Commercial Services & Supplies (2.7%)
Copart, Inc.*	109,034	11,842,183

Electrical Equipment (2.3%)
AMETEK, Inc.	77,194	9,859,989

Machinery (2.0%)
IDEX Corp.	40,652	8,509,277

Professional Services (11.9%)
Clarivate plc*	343,975	9,077,500
CoStar Group, Inc.*	11,201	9,205,990
Equifax, Inc.	35,872	6,497,495
TransUnion	84,617	7,615,530
Verisk Analytics, Inc.	59,608	10,532,138
Wolters Kluwer NV	93,038	8,086,912

		51,015,565

Total Industrials		81,227,014

Information Technology (24.5%)
IT Services (4.5%)
Black Knight, Inc.*	90,518	6,697,427
Global Payments, Inc.	34,893	7,033,731
Okta, Inc.*	25,811	5,689,518

		19,420,676

Semiconductors & Semiconductor Equipment (6.2%)
Entegris, Inc.	97,387	10,887,867
Monolithic Power Systems, Inc.	43,593	15,397,483

		26,285,350

Software (13.8%)
Autodesk, Inc.*	27,311	7,569,244
Cadence Design Systems, Inc.*	190,586	26,108,376
Coupa Software, Inc.*	21,243	5,405,919
Nice Ltd. (ADR)*	32,522	7,088,820
RingCentral, Inc., Class A*	18,689	5,567,079
Synopsys, Inc.*	30,241	7,493,115

		59,232,553

Total Information Technology		104,938,579

Materials (4.7%)
Chemicals (2.2%)
Scotts Miracle-Gro Co. (The)	38,165	9,349,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (2.5%)
Vulcan Materials Co.	64,748	$10,926,225

Total Materials		20,275,505

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
CoreSite Realty Corp. (REIT)	48,019	5,755,077
SBA Communications Corp. (REIT)	27,865	7,733,931

Total Real Estate		13,489,008

Total Common Stocks (99.2%) (Cost $313,485,889)		425,368,602

Total Investments in Securities (99.2%) (Cost $313,485,889)		425,368,602
Other Assets Less Liabilities (0.8%)		3,320,396

Net Assets (100%)		$428,688,998

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,818,904	$—	$—	$41,818,904
Consumer Discretionary	45,364,166	—	—	45,364,166
Financials	30,756,941	—	—	30,756,941
Health Care	87,498,485	—	—	87,498,485
Industrials	73,140,102	8,086,912	—	81,227,014
Information Technology	104,938,579	—	—	104,938,579
Materials	20,275,505	—	—	20,275,505
Real Estate	13,489,008	—	—	13,489,008

Total Assets	$417,281,690	$8,086,912	$—	$425,368,602

Total Liabilities	$—	$—	$—	$—

Total	$417,281,690	$8,086,912	$—	$425,368,602

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,227,593
Aggregate gross unrealized depreciation	(4,305,256)

Net unrealized appreciation	$111,922,337

Federal income tax cost of investments in securities and derivative instruments, if applicable	$313,446,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.2%)
Entertainment (3.9%)
Activision Blizzard, Inc.	108,766	$10,115,238
NetEase, Inc. (ADR)	61,379	6,337,996
Sea Ltd. (ADR)*	17,451	3,895,587
Take-Two Interactive Software, Inc.*	31,975	5,649,982

		25,998,803

Interactive Media & Services (11.8%)
Alphabet, Inc., Class A*	14,625	30,164,355
Eventbrite, Inc., Class A*	131,403	2,911,890
Facebook, Inc., Class A*	80,398	23,679,623
Match Group, Inc.*	39,308	5,400,133
Pinterest, Inc., Class A*	80,853	5,985,548
Tencent Holdings Ltd.	142,200	11,157,819

		79,299,368

Media (0.5%)
Charter Communications, Inc., Class A*	5,746	3,545,397

Total Communication Services		108,843,568

Consumer Discretionary (16.4%)
Distributors (0.3%)
ThredUp, Inc., Class A*	89,695	2,092,584

Hotels, Restaurants & Leisure (0.5%)
DraftKings, Inc., Class A*	57,061	3,499,551

Internet & Direct Marketing Retail (15.6%)
Alibaba Group Holding Ltd. (ADR)*	14,379	3,260,151
Allegro.eu SA(m)*	91,543	1,287,240
Amazon.com, Inc.*	19,521	60,399,536
Booking Holdings, Inc.*	10,109	23,552,353
Chewy, Inc., Class A*	54,271	4,597,296
Farfetch Ltd., Class A*	89,559	4,748,418
MercadoLibre, Inc.*	3,173	4,671,100
Pinduoduo, Inc. (ADR)*	11,604	1,553,544

		104,069,638

Total Consumer Discretionary		109,661,773

Financials (0.9%)
Capital Markets (0.9%)
Charles Schwab Corp. (The)	41,424	2,700,016
Tradeweb Markets, Inc., Class A	42,905	3,174,970

Total Financials		5,874,986

Health Care (1.4%)
Health Care Providers & Services (0.5%)
Guardant Health, Inc.*	21,404	3,267,321

Life Sciences Tools & Services (0.9%)
Bio-Techne Corp.	10,932	4,175,259
Maravai LifeSciences Holdings, Inc., Class A*	55,309	1,971,212

		6,146,471

Total Health Care		9,413,792

Industrials (4.1%)
Professional Services (2.1%)
Clarivate plc*	212,584	5,610,092
Dun & Bradstreet Holdings, Inc.*	131,228	3,124,539
TransUnion	43,754	3,937,860
Verisk Analytics, Inc.	10,163	1,795,700

		14,468,191

Road & Rail (2.0%)
Lyft, Inc., Class A*	79,077	4,996,085
Uber Technologies, Inc.*	152,138	8,293,042

		13,289,127

Total Industrials		27,757,318

Information Technology (59.0%)
IT Services (20.0%)
Black Knight, Inc.*	53,638	3,968,676
DigitalOcean Holdings, Inc.*	20,242	852,795
Endava plc (ADR)*	72,246	6,118,514
EPAM Systems, Inc.*	15,523	6,157,819
FleetCor Technologies, Inc.*	12,208	3,279,435
Global Payments, Inc.	88,168	17,772,905
Mastercard, Inc., Class A	83,058	29,572,801
Nuvei Corp.(m)*	64,365	3,894,082
Okta, Inc.*	4,121	908,392
Paya Holdings, Inc., Class A*	307,947	3,375,099
PayPal Holdings, Inc.*	98,593	23,942,324
Square, Inc., Class A*	19,997	4,540,319
Twilio, Inc., Class A*	15,064	5,133,209
Visa, Inc., Class A	74,725	15,821,524
WEX, Inc.*	16,844	3,524,102
Wix.com Ltd.*	17,253	4,817,383

		133,679,379

Semiconductors & Semiconductor Equipment (10.2%)
Advanced Micro Devices, Inc.*	168,313	13,212,571
ASML Holding NV (Registered) (NYRS)	2,420	1,494,011
KLA Corp.	29,747	9,828,409
Lam Research Corp.	20,663	12,299,444
Marvell Technology Group Ltd.	132,803	6,504,691
Micron Technology, Inc.*	59,861	5,280,339
NVIDIA Corp.	24,200	12,921,106
Skyworks Solutions, Inc.	38,557	7,074,438

		68,615,009

Software (25.9%)
ACV Auctions, Inc., Class A*	3,832	132,625
Adobe, Inc.*	49,621	23,588,335
Asana, Inc., Class A*	114,453	3,271,067
Atlassian Corp. plc, Class A*	19,979	4,210,774
Autodesk, Inc.*	30,294	8,395,982
Bentley Systems, Inc., Class B	19,935	935,550
Constellation Software, Inc.	4,309	6,017,719
Descartes Systems Group, Inc. (The)*	61,831	3,772,247
HubSpot, Inc.*	17,002	7,722,478
Microsoft Corp.	287,731	67,838,338
Ping Identity Holding Corp.*	63,100	1,383,783
Q2 Holdings, Inc.*	38,281	3,835,756
Qualtrics International, Inc., Class A*	42,694	1,405,059
Rakus Co. Ltd.	19,300	371,968
RingCentral, Inc., Class A*	29,863	8,895,590
salesforce.com, Inc.*	64,371	13,638,284
ServiceNow, Inc.*	24,706	12,355,718
Topicus.com, Inc.*	21,495	1,411,791
Zendesk, Inc.*	33,545	4,448,738

		173,631,802

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	160,320	19,583,088

Total Information Technology		395,509,278

Total Common Stocks (98.0%) (Cost $425,863,825)		657,060,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	6,381,369	$6,384,560

Total Short-Term Investment (1.0%) (Cost $6,385,042)		6,384,560

Total Investments in Securities (99.0%) (Cost $432,248,867)		663,445,275
Other Assets Less Liabilities (1.0%)		6,812,227

Net Assets (100%)		$670,257,502

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,181,322 or 0.8% of net assets.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$97,685,749	$11,157,819	$—	$108,843,568
Consumer Discretionary	108,374,533	1,287,240	—	109,661,773
Financials	5,874,986	—	—	5,874,986
Health Care	9,413,792	—	—	9,413,792
Industrials	27,757,318	—	—	27,757,318
Information Technology	395,137,310	371,968	—	395,509,278
Short-Term Investment
Investment Company	6,384,560	—	—	6,384,560

Total Assets	$650,628,248	$12,817,027	$—	$663,445,275

Total Liabilities	$—	$—	$—	$—

Total	$650,628,248	$12,817,027	$—	$663,445,275

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,544,862
Aggregate gross unrealized depreciation	(3,461,360)

Net unrealized appreciation	$231,083,502

Federal income tax cost of investments in securities and derivative instruments, if applicable	$432,361,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (3.6%)
Cellnex Telecom SA(m)	63,356	$3,648,011
Hellenic Telecommunications Organization SA	83,278	1,335,990
NOS SGPS SA	239,329	871,172
Telesites SAB de CV*	929,377	962,593
TELUS Corp.	22,972	457,539

		7,275,305

Media (2.0%)
Charter Communications, Inc., Class A*	6,455	3,982,864

Wireless Telecommunication Services (3.5%)
Advanced Info Service PCL	269,500	1,496,264
KDDI Corp.	40,100	1,229,528
Mobile TeleSystems PJSC (ADR)	55,998	467,023
Rogers Communications, Inc., Class B	40,406	1,863,235
T-Mobile US, Inc.*	15,957	1,999,253

		7,055,303

Total Communication Services		18,313,472

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Cheniere Energy, Inc.*	3,790	272,918
Equitrans Midstream Corp.	99,465	811,634
Plains GP Holdings LP, Class A*	40,259	378,435

Total Energy		1,462,987

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
SBA Communications Corp. (REIT)	9,480	2,631,174

Total Real Estate		2,631,174

Utilities (83.3%)
Electric Utilities (52.9%)
ALLETE, Inc.	19,488	1,309,399
Alliant Energy Corp.	74,784	4,050,301
American Electric Power Co., Inc.	38,630	3,271,961
CLP Holdings Ltd.	130,000	1,262,526
Duke Energy Corp.	105,063	10,141,731
Edison International	98,649	5,780,831
EDP - Energias de Portugal SA	520,425	2,972,173
Electricite de France SA*	90,055	1,208,150
Emera, Inc.	53,944	2,400,802
Enel SpA	677,386	6,746,589
Entergy Corp.	14,195	1,411,977
Equatorial Energia SA	185,200	813,693
Evergy, Inc.	63,601	3,786,168
Exelon Corp.	232,272	10,159,577
FirstEnergy Corp.	117,210	4,066,015
Iberdrola SA	408,980	5,268,525
Neoenergia SA*	146,900	436,630
NextEra Energy, Inc.	216,514	16,370,624
PG&E Corp.*	511,729	5,992,347
Pinnacle West Capital Corp.	25,861	2,103,792
Portland General Electric Co.	23,084	1,095,797
Southern Co. (The)	171,377	10,652,794
SSE plc	240,073	4,815,536

		106,117,938

Gas Utilities (3.0%)
Atmos Energy Corp.	38,943	3,849,516
China Resources Gas Group Ltd.	202,000	1,119,898
UGI Corp.	26,548	1,088,733

		6,058,147

Independent Power and Renewable Electricity Producers (9.1%)
AES Corp. (The)	175,936	4,716,844
EDP Renovaveis SA	490,249	10,474,951
NextEra Energy Partners LP	9,320	679,242
Vistra Corp.	129,085	2,282,223

		18,153,260

Multi-Utilities (18.3%)
CenterPoint Energy, Inc.	102,843	2,329,394
Dominion Energy, Inc.	123,974	9,417,065
DTE Energy Co.	42,299	5,631,689
E.ON SE	211,360	2,459,781
National Grid plc	304,739	3,629,778
Public Service Enterprise Group, Inc.	59,154	3,561,662
RWE AG	80,953	3,172,681
Sempra Energy	49,044	6,502,254

		36,704,304

Total Utilities		167,033,649

Total Common Stocks (94.5%) (Cost $156,434,126)		189,441,282

CONVERTIBLE PREFERRED STOCKS:
Utilities (2.5%)
Electric Utilities (0.3%)
NextEra Energy, Inc.
5.279%	10,600	525,018

Multi-Utilities (2.2%)
CenterPoint Energy, Inc.
7.000%	71,409	2,975,613
DTE Energy Co.
6.250%	10,550	524,229
Sempra Energy
6.750%	9,642	1,009,132

		4,508,974

Total Convertible Preferred Stocks (2.5%) (Cost $4,324,817)		5,033,992

MASTER LIMITED PARTNERSHIPS:
Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Enterprise Products Partners LP	92,641	2,039,955
Magellan Midstream Partners LP	8,390	363,790
Plains All American Pipeline LP	4,895	44,545

Total Master Limited Partnerships (1.2%) (Cost $3,134,783)		2,448,290

Total Investments in Securities (98.2%) (Cost $163,893,726)		196,923,564
Other Assets Less Liabilities (1.8%)		3,684,236

Net Assets (100%)		$200,607,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $3,648,011 or 1.8% of net assets.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.6%
Canada	2.4
China	0.6
France	0.6
Germany	2.8
Greece	0.7
Hong Kong	0.6
Italy	3.4
Japan	0.6
Mexico	0.5
Portugal	1.9
Russia	0.2
Spain	9.7
Thailand	0.7
United Kingdom	4.2
United States	68.7
Cash and Other	1.8

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	384,605	USD	302,505	Brown Brothers Harriman & Co.	4/16/2021	3,549
CAD	189,329	USD	149,921	Citibank NA	4/16/2021	740
CAD	393,776	USD	310,865	Merrill Lynch International	4/16/2021	2,487
CAD	693,331	USD	544,585	Morgan Stanley	4/16/2021	7,144
CAD	163,592	USD	129,406	State Street Bank & Trust	4/16/2021	775
USD	247,676	EUR	205,815	BNP Paribas	4/16/2021	6,261
USD	13,467	EUR	11,282	Brown Brothers Harriman & Co.	4/16/2021	233
USD	71,626	EUR	60,337	Citibank NA	4/16/2021	852
USD	1,023,585	EUR	847,086	Credit Suisse	4/16/2021	29,981
USD	25,834,965	EUR	21,018,541	HSBC Bank plc	4/16/2021	1,180,902
USD	309,912	EUR	256,031	Morgan Stanley	4/16/2021	9,597
USD	400,586	EUR	331,206	State Street Bank & Trust	4/16/2021	12,093
USD	2,146	EUR	1,802	UBS AG	4/16/2021	31
USD	143,915	GBP	103,333	Brown Brothers Harriman & Co.	4/16/2021	1,455
USD	26,488	GBP	18,955	Morgan Stanley	4/16/2021	356

Total unrealized appreciation						1,256,456

CAD	394,201	USD	316,108	Brown Brothers Harriman & Co.	4/16/2021	(2,416)
CAD	40,593	USD	32,546	Citibank NA	4/16/2021	(243)
CAD	89,748	USD	71,898	HSBC Bank plc	4/16/2021	(480)
CAD	183,504	USD	146,769	Merrill Lynch International	4/16/2021	(743)
CAD	73,978	USD	59,309	State Street Bank & Trust	4/16/2021	(439)
CAD	78,545	USD	62,614	UBS AG	4/16/2021	(110)
EUR	155,681	USD	190,454	Brown Brothers Harriman & Co.	4/16/2021	(7,845)
EUR	578	USD	703	HSBC Bank plc	4/16/2021	(25)
EUR	140,505	USD	171,080	Merrill Lynch International	4/16/2021	(6,272)
EUR	2,397,264	USD	2,893,482	Morgan Stanley	4/16/2021	(81,570)
EUR	141,924	USD	171,760	State Street Bank & Trust	4/16/2021	(5,288)
USD	193	CAD	245	Citibank NA	4/16/2021	(2)
USD	321,579	CAD	405,000	HSBC Bank plc	4/16/2021	(706)
USD	4,816,144	CAD	6,108,644	Morgan Stanley	4/16/2021	(44,900)
USD	63,738	CAD	80,760	State Street Bank & Trust	4/16/2021	(527)
USD	5,064,684	GBP	3,730,811	Morgan Stanley	4/16/2021	(78,796)

Total unrealized depreciation						(230,362)

Net unrealized appreciation						1,026,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,732,507	$8,580,965	$—	$18,313,472
Energy	1,462,987	—	—	1,462,987
Real Estate	2,631,174	—	—	2,631,174
Utilities	123,903,061	43,130,588	—	167,033,649
Convertible Preferred Stocks
Utilities	5,033,992	—	—	5,033,992
Forward Currency Contracts	—	1,256,456	—	1,256,456
Master Limited Partnerships
Energy	2,448,290	—	—	2,448,290

Total Assets	$145,212,011	$52,968,009	$—	$198,180,020

Liabilities:
Forward Currency Contracts	$—	$(230,362)	$—	$(230,362)

Total Liabilities	$—	$(230,362)	$—	$(230,362)

Total	$145,212,011	$52,737,647	$—	$197,949,658

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,352,241
Aggregate gross unrealized depreciation	(4,633,117)

Net unrealized appreciation	$34,719,124

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,230,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	125,299	$5,168,584

Entertainment (0.2%)
Cinemark Holdings, Inc.(x)*	114,427	2,335,455
World Wrestling Entertainment, Inc., Class A	49,509	2,686,358

		5,021,813

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	102,229	5,498,898
Yelp, Inc.*	74,646	2,911,194

		8,410,092

Media (1.1%)
Cable One, Inc.	5,842	10,681,279
John Wiley & Sons, Inc., Class A	46,105	2,498,891
New York Times Co. (The), Class A	153,797	7,785,204
TEGNA, Inc.	232,980	4,387,014

		25,352,388

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	105,585	2,424,231

Total Communication Services		46,377,108

Consumer Discretionary (14.5%)
Auto Components (1.7%)
Adient plc*	99,760	4,409,392
Dana, Inc.	153,400	3,732,222
Fox Factory Holding Corp.*	44,400	5,641,464
Gentex Corp.	258,457	9,219,161
Goodyear Tire & Rubber Co. (The)*	247,428	4,347,310
Lear Corp.	58,010	10,514,312
Visteon Corp.*	29,650	3,615,818

		41,479,679

Automobiles (0.6%)
Harley-Davidson, Inc.	162,600	6,520,260
Thor Industries, Inc.	58,740	7,914,628

		14,434,888

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	53,185	2,102,935
Graham Holdings Co., Class B	4,370	2,457,863
Grand Canyon Education, Inc.*	49,700	5,322,870
H&R Block, Inc.	194,500	4,240,100
Service Corp. International	179,677	9,172,511
Strategic Education, Inc.	25,880	2,378,631
WW International, Inc.*	50,430	1,577,450

		27,252,360

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.*	85,450	5,038,132
Choice Hotels International, Inc.	30,646	3,288,009
Churchill Downs, Inc.	36,749	8,357,458
Cracker Barrel Old Country Store, Inc.	25,150	4,347,932
Jack in the Box, Inc.	24,233	2,660,299
Marriott Vacations Worldwide Corp.*	43,760	7,622,117
Papa John’s International, Inc.	34,921	3,095,397
Scientific Games Corp., Class A*	59,670	2,298,488
Six Flags Entertainment Corp.*	80,401	3,736,235
Texas Roadhouse, Inc.*	69,380	6,656,317
Travel + Leisure Co.	91,120	5,572,899
Wendy’s Co. (The)	189,891	3,847,192
Wingstop, Inc.	31,500	4,005,855
Wyndham Hotels & Resorts, Inc.	98,830	6,896,357

		67,422,687

Household Durables (1.6%)
Helen of Troy Ltd.*	25,890	5,453,987
KB Home	94,330	4,389,175
Taylor Morrison Home Corp., Class A*	136,664	4,210,618
Tempur Sealy International, Inc.	202,540	7,404,862
Toll Brothers, Inc.	118,793	6,739,127
TopBuild Corp.*	35,036	7,337,589
Tri Pointe Homes, Inc.*	126,460	2,574,726

		38,110,084

Internet & Direct Marketing Retail (0.3%)
Grubhub, Inc.*	98,923	5,935,380

Leisure Products (1.2%)
Brunswick Corp.	82,525	7,870,409
Mattel, Inc.*	369,358	7,357,612
Polaris, Inc.	61,780	8,247,630
YETI Holdings, Inc.*	79,543	5,743,800

		29,219,451

Multiline Retail (0.8%)
Kohl’s Corp.	167,200	9,966,792
Nordstrom, Inc.(x)*	115,440	4,371,713
Ollie’s Bargain Outlet Holdings, Inc.*	60,370	5,252,190

		19,590,695

Specialty Retail (3.1%)
American Eagle Outfitters, Inc.	158,637	4,638,546
AutoNation, Inc.*	58,440	5,447,777
Dick’s Sporting Goods, Inc.	69,766	5,312,681
Five Below, Inc.*	59,210	11,296,676
Foot Locker, Inc.	110,505	6,215,906
Lithia Motors, Inc., Class A	28,218	11,007,559
Murphy USA, Inc.	26,950	3,895,892
RH*	17,348	10,349,817
Urban Outfitters, Inc.*	72,580	2,699,250
Williams-Sonoma, Inc.	81,161	14,544,051

		75,408,155

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	160,201	8,170,251
Carter’s, Inc.*	46,750	4,157,478
Columbia Sportswear Co.	32,390	3,421,356
Deckers Outdoor Corp.*	29,863	9,867,332
Skechers USA, Inc., Class A*	145,020	6,048,784

		31,665,201

Total Consumer Discretionary		350,518,580

Consumer Staples (3.7%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	9,834	11,862,557

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	145,613	6,532,199
Casey’s General Stores, Inc.	39,166	8,467,298
Grocery Outlet Holding Corp.*	91,899	3,390,154
Sprouts Farmers Market, Inc.*	125,050	3,328,831

		21,718,482

Food Products (1.9%)
Darling Ingredients, Inc.*	172,495	12,692,182
Flowers Foods, Inc.	208,866	4,971,011
Hain Celestial Group, Inc. (The)*	86,844	3,786,398
Ingredion, Inc.	71,219	6,404,013
Lancaster Colony Corp.	20,798	3,647,137
Pilgrim’s Pride Corp.*	51,600	1,227,564
Post Holdings, Inc.*	63,534	6,716,815
Sanderson Farms, Inc.	21,080	3,283,842
Tootsie Roll Industries, Inc.(x)	9,847	326,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	59,240	$3,094,698

		46,149,891

Household Products (0.1%)
Energizer Holdings, Inc.	61,668	2,926,763

Personal Products (0.3%)
Coty, Inc., Class A*	301,000	2,712,010
Nu Skin Enterprises, Inc., Class A	53,900	2,850,771

		5,562,781

Total Consumer Staples		88,220,474

Energy (1.3%)
Energy Equipment & Services (0.2%)
ChampionX Corp.*	197,724	4,296,542

Oil, Gas & Consumable Fuels (1.1%)
Antero Midstream Corp.	303,530	2,740,876
Cimarex Energy Co.	109,072	6,477,786
CNX Resources Corp.*	233,030	3,425,541
EQT Corp.*	295,780	5,495,592
Equitrans Midstream Corp.	432,710	3,530,914
Murphy Oil Corp.	153,100	2,512,371
World Fuel Services Corp.	66,910	2,355,232

		26,538,312

Total Energy		30,834,854

Financials (15.7%)
Banks (7.4%)
Associated Banc-Corp.	162,126	3,459,769
BancorpSouth Bank	102,249	3,321,048
Bank of Hawaii Corp.	42,568	3,809,410
Bank OZK	128,250	5,239,012
Cathay General Bancorp	79,297	3,233,732
CIT Group, Inc.	104,665	5,391,294
Commerce Bancshares, Inc.	111,737	8,560,172
Cullen/Frost Bankers, Inc.	59,656	6,488,187
East West Bancorp, Inc.	150,176	11,082,989
First Financial Bankshares, Inc.	150,878	7,050,529
First Horizon Corp.	589,241	9,964,065
FNB Corp.	341,050	4,331,335
Fulton Financial Corp.	172,217	2,932,856
Glacier Bancorp, Inc.	101,160	5,774,213
Hancock Whitney Corp.	92,044	3,866,768
Home BancShares, Inc.	161,140	4,358,837
International Bancshares Corp.	59,122	2,744,443
PacWest Bancorp	123,862	4,725,335
Pinnacle Financial Partners, Inc.	80,615	7,147,326
Prosperity Bancshares, Inc.	98,567	7,381,683
Signature Bank	60,508	13,680,859
Sterling Bancorp	205,230	4,724,395
Synovus Financial Corp.	157,682	7,213,951
TCF Financial Corp.	161,838	7,518,993
Texas Capital Bancshares, Inc.*	53,598	3,801,170
Trustmark Corp.	67,203	2,262,053
UMB Financial Corp.	45,987	4,245,980
Umpqua Holdings Corp.	233,790	4,103,014
United Bankshares, Inc.	136,781	5,277,011
Valley National Bancorp	430,254	5,911,690
Webster Financial Corp.	95,802	5,279,648
Wintrust Financial Corp.	60,340	4,573,772

		179,455,539

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	45,200	6,736,156
Evercore, Inc., Class A	44,630	5,879,556
FactSet Research Systems, Inc.	40,220	12,411,490
Federated Hermes, Inc., Class B	99,735	3,121,705
Interactive Brokers Group, Inc., Class A	85,684	6,258,359
Janus Henderson Group plc	180,972	5,637,278
SEI Investments Co.	126,372	7,699,846
Stifel Financial Corp.	111,325	7,131,480

		54,875,870

Consumer Finance (0.7%)
FirstCash, Inc.	43,520	2,857,958
LendingTree, Inc.(x)*	11,581	2,466,753
Navient Corp.	194,880	2,788,733
PROG Holdings, Inc.	71,836	3,109,780
SLM Corp.	385,815	6,933,096

		18,156,320

Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	214,783	6,464,968

Insurance (4.2%)
Alleghany Corp.*	14,917	9,342,368
American Financial Group, Inc.	74,239	8,470,670
Brighthouse Financial, Inc.*	92,647	4,099,630
Brown & Brown, Inc.	248,342	11,351,713
CNO Financial Group, Inc.	142,754	3,467,495
First American Financial Corp.	116,534	6,601,651
Genworth Financial, Inc., Class A*	536,820	1,782,242
Hanover Insurance Group, Inc. (The)	38,644	5,002,852
Kemper Corp.	65,301	5,205,796
Kinsale Capital Group, Inc.	22,732	3,746,234
Mercury General Corp.	28,186	1,713,991
Old Republic International Corp.	300,057	6,553,245
Primerica, Inc.	41,800	6,178,876
Reinsurance Group of America, Inc.	72,126	9,091,482
RenaissanceRe Holdings Ltd.	53,794	8,620,488
RLI Corp.	42,151	4,702,787
Selective Insurance Group, Inc.	63,540	4,609,191

		100,540,711

Thrifts & Mortgage Finance (0.8%)
Essent Group Ltd.	119,689	5,684,031
MGIC Investment Corp.	359,117	4,973,771
New York Community Bancorp, Inc.	494,005	6,234,343
Washington Federal, Inc.	80,453	2,477,952

		19,370,097

Total Financials		378,863,505

Health Care (11.1%)
Biotechnology (1.9%)
Arrowhead Pharmaceuticals, Inc.*	110,030	7,296,089
Emergent BioSolutions, Inc.*	48,048	4,464,140
Exelixis, Inc.*	330,910	7,475,257
Halozyme Therapeutics, Inc.*	134,891	5,623,606
Ligand Pharmaceuticals, Inc.(x)*	17,580	2,680,071
Neurocrine Biosciences, Inc.*	100,324	9,756,509
United Therapeutics Corp.*	47,258	7,904,846

		45,200,518

Health Care Equipment & Supplies (3.2%)
Avanos Medical, Inc.*	50,860	2,224,616
Cantel Medical Corp.*	39,960	3,190,406
Globus Medical, Inc., Class A*	82,005	5,057,248
Haemonetics Corp.*	53,870	5,980,109
Hill-Rom Holdings, Inc.	70,389	7,776,577
ICU Medical, Inc.*	20,920	4,297,805
Integra LifeSciences Holdings Corp.*	75,180	5,194,186
LivaNova plc*	51,641	3,807,491
Masimo Corp.*	53,937	12,387,171
Neogen Corp.*	56,440	5,016,952
NuVasive, Inc.*	54,500	3,573,020
Penumbra, Inc.*	35,960	9,730,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	40,890	$5,231,058
STAAR Surgical Co.*	49,371	5,204,197

		78,670,893

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	94,490	5,399,159
Amedisys, Inc.*	34,828	9,222,106
Chemed Corp.	17,080	7,853,725
Encompass Health Corp.	105,300	8,624,070
HealthEquity, Inc.*	87,968	5,981,824
LHC Group, Inc.*	33,551	6,415,287
Molina Healthcare, Inc.*	61,510	14,378,578
Patterson Cos., Inc.	92,190	2,945,470
Tenet Healthcare Corp.*	112,670	5,858,840

		66,679,059

Life Sciences Tools & Services (2.6%)
Bio-Techne Corp.	41,099	15,696,941
Charles River Laboratories International, Inc.*	52,720	15,279,838
Medpace Holdings, Inc.*	29,200	4,790,260
PRA Health Sciences, Inc.*	68,440	10,493,905
Repligen Corp.*	54,040	10,505,916
Syneos Health, Inc.*	87,640	6,647,494

		63,414,354

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	59,700	9,812,889
Nektar Therapeutics*	193,234	3,864,680

		13,677,569

Total Health Care		267,642,393

Industrials (18.2%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	67,677	9,638,558
Curtiss-Wright Corp.	43,430	5,150,798
Hexcel Corp.*	88,660	4,964,960
Mercury Systems, Inc.*	59,550	4,207,208

		23,961,524

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	108,354	13,360,048

Airlines (0.3%)
JetBlue Airways Corp.*	335,206	6,818,090

Building Products (2.0%)
Builders FirstSource, Inc.*	218,934	10,151,970
Lennox International, Inc.	36,424	11,349,354
Owens Corning	111,310	10,250,538
Simpson Manufacturing Co., Inc.	45,944	4,765,771
Trex Co., Inc.*	122,856	11,246,238

		47,763,871

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	52,570	4,165,121
Clean Harbors, Inc.*	53,486	4,496,033
Healthcare Services Group, Inc.	79,250	2,221,377
Herman Miller, Inc.	62,536	2,573,356
IAA, Inc.*	142,720	7,869,581
KAR Auction Services, Inc.*	137,560	2,063,400
MSA Safety, Inc.	38,537	5,781,321
Stericycle, Inc.*	97,158	6,559,137
Tetra Tech, Inc.	57,571	7,813,536

		43,542,862

Construction & Engineering (1.4%)
AECOM*	156,681	10,044,819
Dycom Industries, Inc.*	32,520	3,019,482
EMCOR Group, Inc.	58,140	6,520,982
Fluor Corp.*	132,891	3,068,453
MasTec, Inc.*	59,800	5,603,260
Valmont Industries, Inc.	22,540	5,357,082

		33,614,078

Electrical Equipment (1.8%)
Acuity Brands, Inc.	38,290	6,317,850
EnerSys	45,300	4,113,240
Hubbell, Inc.	57,577	10,760,565
nVent Electric plc	178,380	4,978,586
Regal Beloit Corp.	43,129	6,153,646
Sunrun, Inc.*	169,767	10,267,508

		42,591,395

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	56,534	9,304,366

Machinery (5.2%)
AGCO Corp.	65,438	9,400,169
Colfax Corp.*	106,820	4,679,784
Crane Co.	52,480	4,928,397
Donaldson Co., Inc.	133,779	7,780,587
Flowserve Corp.	138,200	5,363,542
Graco, Inc.	179,043	12,823,060
ITT, Inc.	91,787	8,344,356
Kennametal, Inc.	88,562	3,539,823
Lincoln Electric Holdings, Inc.	63,311	7,783,454
Middleby Corp. (The)*	59,040	9,785,880
Nordson Corp.	57,293	11,382,973
Oshkosh Corp.	72,501	8,602,969
Terex Corp.	73,562	3,389,001
Timken Co. (The)	72,325	5,870,620
Toro Co. (The)	114,110	11,769,305
Trinity Industries, Inc.	87,089	2,481,166
Woodward, Inc.	62,225	7,506,202

		125,431,288

Marine (0.1%)
Kirby Corp.*	63,787	3,845,080

Professional Services (1.8%)
ASGN, Inc.*	56,240	5,367,546
CACI International, Inc., Class A*	26,824	6,616,408
CoreLogic, Inc.	77,614	6,150,909
FTI Consulting, Inc.*	36,390	5,098,603
Insperity, Inc.	37,761	3,162,106
KBR, Inc.	149,361	5,733,969
ManpowerGroup, Inc.	58,386	5,774,375
Science Applications International Corp.	61,828	5,168,203

		43,072,119

Road & Rail (1.0%)
Avis Budget Group, Inc.*	54,870	3,980,270
Knight-Swift Transportation Holdings, Inc.	130,036	6,253,431
Landstar System, Inc.	40,727	6,722,399
Ryder System, Inc.	56,940	4,307,511
Werner Enterprises, Inc.	60,623	2,859,587

		24,123,198

Trading Companies & Distributors (0.9%)
GATX Corp.	37,209	3,450,763
MSC Industrial Direct Co., Inc., Class A	49,584	4,471,981
Univar Solutions, Inc.*	179,690	3,870,523
Watsco, Inc.	34,843	9,085,312

		20,878,579

Total Industrials		438,306,498

Information Technology (14.2%)
Communications Equipment (0.9%)
Ciena Corp.*	164,593	9,006,529
Lumentum Holdings, Inc.*	80,296	7,335,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NetScout Systems, Inc.*	77,840	$2,191,974
Viasat, Inc.*	69,070	3,320,195

		21,853,738

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	79,130	8,769,187
Avnet, Inc.	105,508	4,379,637
Belden, Inc.	47,290	2,098,257
Cognex Corp.	186,711	15,495,146
Coherent, Inc.*	25,950	6,562,496
II-VI, Inc.*	111,128	7,597,821
Jabil, Inc.	143,660	7,493,306
Littelfuse, Inc.	26,079	6,896,331
National Instruments Corp.	139,579	6,027,719
SYNNEX Corp.	43,849	5,035,619
Vishay Intertechnology, Inc.	140,640	3,386,611
Vontier Corp.*	178,800	5,412,276

		79,154,406

IT Services (1.7%)
Alliance Data Systems Corp.	52,730	5,910,506
Concentrix Corp.*	44,149	6,609,988
LiveRamp Holdings, Inc.*	70,974	3,682,131
MAXIMUS, Inc.	65,170	5,802,737
Perspecta, Inc.	145,160	4,216,898
Sabre Corp.*	336,609	4,985,179
WEX, Inc.*	46,847	9,801,330

		41,008,769

Semiconductors & Semiconductor Equipment (3.9%)
Amkor Technology, Inc.	113,558	2,692,460
Brooks Automation, Inc.	78,721	6,427,570
Cirrus Logic, Inc.*	61,610	5,223,912
CMC Materials, Inc.	30,975	5,476,070
Cree, Inc.*	122,262	13,220,190
First Solar, Inc.*	89,872	7,845,825
MKS Instruments, Inc.	58,570	10,860,049
Semtech Corp.*	68,951	4,757,619
Silicon Laboratories, Inc.*	46,610	6,575,273
SolarEdge Technologies, Inc.*	54,681	15,717,507
Synaptics, Inc.*	37,090	5,022,728
Universal Display Corp.	45,438	10,758,355

		94,577,558

Software (4.0%)
ACI Worldwide, Inc.*	124,263	4,728,207
Blackbaud, Inc.*	51,360	3,650,669
CDK Global, Inc.	129,157	6,982,227
Ceridian HCM Holding, Inc.*	138,924	11,707,125
CommVault Systems, Inc.*	49,903	3,218,743
Fair Isaac Corp.*	31,037	15,085,534
InterDigital, Inc.	32,686	2,073,927
j2 Global, Inc.*	45,060	5,400,892
Manhattan Associates, Inc.*	67,710	7,947,800
Paylocity Holding Corp.*	39,776	7,152,918
PTC, Inc.*	111,457	15,342,056
Qualys, Inc.*	35,820	3,753,220
Sailpoint Technologies Holdings, Inc.*	96,987	4,911,422
Teradata Corp.*	115,615	4,455,802

		96,410,542

Technology Hardware, Storage & Peripherals (0.4%)
NCR Corp.*	137,950	5,235,202
Xerox Holdings Corp.	177,000	4,295,790

		9,530,992

Total Information Technology		342,536,005

Materials (6.4%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	57,947	5,143,955
Avient Corp.	96,815	4,576,445
Cabot Corp.	60,045	3,148,760
Chemours Co. (The)	175,210	4,890,111
Ingevity Corp.*	42,960	3,244,769
Minerals Technologies, Inc.	35,879	2,702,406
NewMarket Corp.	7,824	2,974,372
Olin Corp.	151,392	5,748,354
RPM International, Inc.	137,962	12,671,810
Scotts Miracle-Gro Co. (The)	43,155	10,571,681
Sensient Technologies Corp.	44,992	3,509,376
Valvoline, Inc.	192,462	5,017,484

		64,199,523

Construction Materials (0.2%)
Eagle Materials, Inc.	44,514	5,983,127

Containers & Packaging (0.9%)
AptarGroup, Inc.	69,130	9,793,647
Greif, Inc., Class A	28,051	1,598,907
Silgan Holdings, Inc.	82,892	3,483,951
Sonoco Products Co.	106,582	6,746,640

		21,623,145

Metals & Mining (2.3%)
Cleveland-Cliffs, Inc.(x)	486,923	9,792,022
Commercial Metals Co.	127,313	3,926,333
Compass Minerals International, Inc.	35,959	2,255,348
Reliance Steel & Aluminum Co.	67,471	10,275,159
Royal Gold, Inc.	69,625	7,493,042
Steel Dynamics, Inc.	212,604	10,791,779
United States Steel Corp.	278,389	7,285,440
Worthington Industries, Inc.	36,500	2,448,785

		54,267,908

Paper & Forest Products (0.3%)
Domtar Corp.	58,400	2,157,880
Louisiana-Pacific Corp.	112,976	6,265,649

		8,423,529

Total Materials		154,497,232

Real Estate (9.0%)
Equity Real Estate Investment Trusts (REITs) (8.6%)
American Campus Communities, Inc. (REIT)	146,026	6,303,942
Apartment Income REIT Corp. (REIT)	157,853	6,749,794
Brixmor Property Group, Inc. (REIT)	314,789	6,368,181
Camden Property Trust (REIT)	103,429	11,367,881
CoreSite Realty Corp. (REIT)	45,400	5,441,190
Corporate Office Properties Trust (REIT)	118,942	3,131,743
Cousins Properties, Inc. (REIT)	157,522	5,568,403
CyrusOne, Inc. (REIT)	127,782	8,653,397
Douglas Emmett, Inc. (REIT)	174,980	5,494,372
EastGroup Properties, Inc. (REIT)	42,073	6,028,219
EPR Properties (REIT)	79,350	3,696,917
First Industrial Realty Trust, Inc. (REIT)	136,920	6,269,567
Healthcare Realty Trust, Inc. (REIT)	148,185	4,492,969
Highwoods Properties, Inc. (REIT)	110,174	4,730,872
Hudson Pacific Properties, Inc. (REIT)	160,114	4,343,893
JBG SMITH Properties (REIT)	117,210	3,726,106
Kilroy Realty Corp. (REIT)	112,300	7,370,249
Lamar Advertising Co. (REIT), Class A	91,731	8,615,376
Life Storage, Inc. (REIT)	80,055	6,880,727
Macerich Co. (The) (REIT)(x)	123,130	1,440,621
Medical Properties Trust, Inc. (REIT)	615,285	13,093,265
National Retail Properties, Inc. (REIT)	185,882	8,191,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)	245,828	$9,004,680
Park Hotels & Resorts, Inc. (REIT)*	250,737	5,410,904
Pebblebrook Hotel Trust (REIT)	139,319	3,384,059
Physicians Realty Trust (REIT)	223,395	3,947,390
PotlatchDeltic Corp. (REIT)	70,978	3,756,156
PS Business Parks, Inc. (REIT)	21,266	3,287,298
Rayonier, Inc. (REIT)	146,145	4,713,176
Rexford Industrial Realty, Inc. (REIT)	139,380	7,024,752
Sabra Health Care REIT, Inc. (REIT)	223,509	3,880,116
Service Properties Trust (REIT)	174,778	2,072,867
SL Green Realty Corp. (REIT)	73,600	5,151,264
Spirit Realty Capital, Inc. (REIT)(x)	121,868	5,179,390
STORE Capital Corp. (REIT)	254,425	8,523,237
Urban Edge Properties (REIT)	116,670	1,927,388
Weingarten Realty Investors (REIT)	127,367	3,427,446

		208,649,627

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	54,217	9,707,012

Total Real Estate		218,356,639

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	55,170	3,706,872
Hawaiian Electric Industries, Inc.	115,803	5,145,127
IDACORP, Inc.	53,549	5,353,294
OGE Energy Corp.	212,149	6,865,142
PNM Resources, Inc.	91,065	4,466,738

		25,537,173

Gas Utilities (1.3%)
National Fuel Gas Co.	96,730	4,835,533
New Jersey Resources Corp.	102,070	4,069,531
ONE Gas, Inc.	56,440	4,340,801
Southwest Gas Holdings, Inc.	60,740	4,173,445
Spire, Inc.	54,779	4,047,620
UGI Corp.	221,194	9,071,166

		30,538,096

Multi-Utilities (0.6%)
Black Hills Corp.	66,602	4,447,016
MDU Resources Group, Inc.	212,720	6,724,079
NorthWestern Corp.	53,700	3,501,240

		14,672,335

Water Utilities (0.4%)
Essential Utilities, Inc.	236,839	10,598,545

Total Utilities		81,346,149

Total Common Stocks (99.4%) (Cost $1,396,434,696)		2,397,499,437

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	$100,000	100,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $2,366,546, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $2,413,877.(xx)	2,366,546	2,366,546
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $500,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $553,020.(xx)	500,000	500,000

Total Repurchase Agreements		2,966,546

Total Short-Term Investments (0.1%) (Cost $2,966,546)		2,966,546

Total Investments in Securities (99.5%) (Cost $1,399,401,242)		2,400,465,983
Other Assets Less Liabilities (0.5%)		11,847,209

Net Assets (100%)		$2,412,313,192

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $8,926,698. This was collateralized by $6,194,764 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $2,966,546 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	52	6/2021	USD	13,547,560	(47,586)

					(47,586)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$46,377,108	$—	$—	$46,377,108
Consumer Discretionary	350,518,580	—	—	350,518,580
Consumer Staples	88,220,474	—	—	88,220,474
Energy	30,834,854	—	—	30,834,854
Financials	378,863,505	—	—	378,863,505
Health Care	267,642,393	—	—	267,642,393
Industrials	438,306,498	—	—	438,306,498
Information Technology	342,536,005	—	—	342,536,005
Materials	154,497,232	—	—	154,497,232
Real Estate	218,356,639	—	—	218,356,639
Utilities	81,346,149	—	—	81,346,149
Short-Term Investments
Repurchase Agreements	—	2,966,546	—	2,966,546

Total Assets	$2,397,499,437	$2,966,546	$—	$2,400,465,983

Liabilities:
Futures	$(47,586)	$—	$—	$(47,586)

Total Liabilities	$(47,586)	$—	$—	$(47,586)

Total	$2,397,451,851	$2,966,546	$—	$2,400,418,397

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,059,643,500
Aggregate gross unrealized depreciation	(59,191,851)

Net unrealized appreciation	$1,000,451,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,399,966,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.1%)
Lumen Technologies, Inc.	166,882	$2,227,875

Entertainment (0.3%)
Liberty Media Corp.-Liberty Formula One, Class A*	3,813	145,733
Liberty Media Corp.-Liberty Formula One, Class C*	105,583	4,570,688
Lions Gate Entertainment Corp., Class A*	9,055	135,372
Lions Gate Entertainment Corp., Class B*	17,630	227,427
Madison Square Garden Entertainment Corp.*	2,838	232,148
Madison Square Garden Sports Corp., Class A*	2,860	513,256
Playtika Holding Corp.*	6,043	164,430
Take-Two Interactive Software, Inc.*	1,304	230,417
Zynga, Inc., Class A*	23,948	244,509

		6,463,980

Interactive Media & Services (0.7%)
Pinterest, Inc., Class A*	10,358	766,803
TripAdvisor, Inc.*	15,328	824,493
Twitter, Inc.*	118,968	7,569,934
Zillow Group, Inc., Class A*	7,904	1,038,428
Zillow Group, Inc., Class C*	19,657	2,548,333

		12,747,991

Media (1.4%)
Discovery, Inc., Class A(x)*	23,778	1,033,392
Discovery, Inc., Class C*	47,327	1,745,893
DISH Network Corp., Class A*	37,460	1,356,052
Fox Corp., Class A	50,941	1,839,480
Fox Corp., Class B(x)	24,023	839,123
Interpublic Group of Cos., Inc. (The)	59,256	1,730,275
John Wiley & Sons, Inc., Class A	6,579	356,582
Liberty Broadband Corp., Class A*	3,773	547,651
Liberty Broadband Corp., Class C*	24,380	3,660,657
Liberty Media Corp.-Liberty SiriusXM, Class A*	11,185	493,035
Liberty Media Corp.-Liberty SiriusXM, Class C*	23,524	1,037,643
New York Times Co. (The), Class A(x)	24,962	1,263,576
News Corp., Class A	59,170	1,504,693
News Corp., Class B	18,493	433,846
Nexstar Media Group, Inc., Class A	2,155	302,627
Omnicom Group, Inc.	32,437	2,405,204
Sirius XM Holdings, Inc.(x)	68,826	419,150
TEGNA, Inc.	162,442	3,058,783
ViacomCBS, Inc.	85,687	3,864,484
ViacomCBS, Inc., Class A	1,643	77,500

		27,969,646

Wireless Telecommunication Services (0.0%)
Telephone and Data Systems, Inc.	15,340	352,206
United States Cellular Corp.*	2,365	86,275

		438,481

Total Communication Services		49,847,973

Consumer Discretionary (10.7%)
Auto Components (1.0%)
Aptiv plc*	40,870	5,635,973
BorgWarner, Inc.	159,297	7,385,009
Gentex Corp.	132,721	4,734,158
Lear Corp.	9,137	1,656,081

		19,411,221

Automobiles (0.6%)
Ford Motor Co.*	595,132	7,290,367
Harley-Davidson, Inc.	23,438	939,864
Thor Industries, Inc.	22,784	3,069,916

		11,300,147

Distributors (0.2%)
Genuine Parts Co.	21,424	2,476,400
LKQ Corp.*	46,201	1,955,689

		4,432,089

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	2,794	479,031
frontdoor, Inc.*	10,861	583,779
Graham Holdings Co., Class B	595	334,652
Grand Canyon Education, Inc.*	7,112	761,695
H&R Block, Inc.	85,974	1,874,233
Service Corp. International	25,694	1,311,679
Terminix Global Holdings, Inc.*	20,298	967,606

		6,312,675

Hotels, Restaurants & Leisure (3.0%)
Aramark	34,810	1,315,122
Bloomin’ Brands, Inc.*	121,509	3,286,818
Boyd Gaming Corp.*	46,610	2,748,126
Carnival Corp.*	92,522	2,455,534
Choice Hotels International, Inc.	5,304	569,066
Darden Restaurants, Inc.	19,838	2,816,996
Denny’s Corp.*	90,790	1,644,207
Extended Stay America, Inc.	26,984	532,934
Hilton Worldwide Holdings, Inc.*	41,650	5,036,318
Hyatt Hotels Corp., Class A*	5,421	448,317
MGM Resorts International	71,794	2,727,454
Norwegian Cruise Line Holdings Ltd.(x)*	55,543	1,532,431
Planet Fitness, Inc., Class A*	5,516	426,387
Red Rock Resorts, Inc., Class A*	304,109	9,910,912
Royal Caribbean Cruises Ltd.*	30,109	2,577,632
Six Flags Entertainment Corp.*	81,851	3,803,616
Travel + Leisure Co.	12,808	783,337
Vail Resorts, Inc.*	24,784	7,228,501
Wyndham Hotels & Resorts, Inc.	72,171	5,036,092
Wynn Resorts Ltd.*	12,049	1,510,583
Yum China Holdings, Inc.	56,898	3,368,931

		59,759,314

Household Durables (1.8%)
DR Horton, Inc.	50,432	4,494,500
Garmin Ltd.	22,814	3,008,026
Leggett & Platt, Inc.(x)	62,887	2,870,792
Lennar Corp., Class A	67,422	6,825,129
Lennar Corp., Class B	2,393	197,040
Mohawk Industries, Inc.*	8,858	1,703,482
Newell Brands, Inc.	58,568	1,568,451
NVR, Inc.*	1,983	9,341,774
PulteGroup, Inc.	40,791	2,139,080
Tempur Sealy International, Inc.	7,465	272,920
Toll Brothers, Inc.	17,110	970,650
Whirlpool Corp.	9,386	2,068,205

		35,460,049

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.*	18,703	3,219,160
Grubhub, Inc.*	12,753	765,180
Qurate Retail, Inc., Class A	57,712	678,693
Wayfair, Inc., Class A*	953	299,957

		4,962,990

Leisure Products (0.5%)
Brunswick Corp.	12,028	1,147,110
Hasbro, Inc.	19,401	1,864,824
Mattel, Inc.*	20,929	416,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A*	29,346	$3,299,664
Polaris, Inc.	26,486	3,535,881

		10,264,385

Multiline Retail (0.2%)
Dollar Tree, Inc.*	18,682	2,138,342
Kohl’s Corp.	23,999	1,430,580
Nordstrom, Inc.*	16,746	634,171
Ollie’s Bargain Outlet Holdings, Inc.*	1,005	87,435

		4,290,528

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	25,444	4,668,720
AutoNation, Inc.*	8,634	804,861
AutoZone, Inc.*	1,420	1,994,106
Best Buy Co., Inc.	28,520	3,274,381
Burlington Stores, Inc.*	1,051	314,039
CarMax, Inc.*	22,951	3,044,680
Dick’s Sporting Goods, Inc.	9,508	724,034
Foot Locker, Inc.	15,649	880,256
Gap, Inc. (The)*	27,835	828,926
L Brands, Inc.*	34,978	2,163,739
Leslie’s, Inc.*	7,208	176,524
Penske Automotive Group, Inc.	4,854	389,485
Petco Health & Wellness Co., Inc.(x)*	4,198	93,028
Ulta Beauty, Inc.*	575	177,773
Urban Outfitters, Inc.*	71,964	2,676,341
Vroom, Inc.(x)*	3,235	126,133
Williams-Sonoma, Inc.	9,866	1,767,987

		24,105,013

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	21,713	1,107,363
Carter’s, Inc.*	70,836	6,299,446
Columbia Sportswear Co.	29,033	3,066,756
Hanesbrands, Inc.	389,711	7,665,615
PVH Corp.*	10,792	1,140,714
Ralph Lauren Corp.*	7,136	878,870
Skechers USA, Inc., Class A*	20,228	843,710
Steven Madden Ltd.	85,225	3,175,484
Tapestry, Inc.*	42,171	1,737,867
Under Armour, Inc., Class A*	28,710	636,214
Under Armour, Inc., Class C*	30,023	554,224
VF Corp.	46,339	3,703,413
Wolverine World Wide, Inc.	82,539	3,162,894

		33,972,570

Total Consumer Discretionary		214,270,981

Consumer Staples (3.7%)
Beverages (0.2%)
Brown-Forman Corp., Class A	1,099	69,973
Brown-Forman Corp., Class B	4,078	281,260
Molson Coors Beverage Co., Class B*	63,219	3,233,652

		3,584,885

Food & Staples Retailing (0.6%)
Albertsons Cos., Inc., Class A(x)	14,805	282,331
Casey’s General Stores, Inc.	5,634	1,218,014
Grocery Outlet Holding Corp.*	5,046	186,147
Kroger Co. (The)	115,622	4,161,236
Sprouts Farmers Market, Inc.*	3,045	81,058
US Foods Holding Corp.*	161,604	6,160,345

		12,089,131

Food Products (2.7%)
Archer-Daniels-Midland Co.	84,536	4,818,552
Beyond Meat, Inc.(x)*	1,608	209,233
Bunge Ltd.	20,683	1,639,541
Cal-Maine Foods, Inc.*	174,601	6,708,170
Campbell Soup Co.	14,943	751,185
Conagra Brands, Inc.	74,370	2,796,312
Flowers Foods, Inc.	224,201	5,335,984
Hain Celestial Group, Inc. (The)*	12,959	565,012
Hershey Co. (The)	5,105	807,407
Hormel Foods Corp.	42,638	2,037,244
Hostess Brands, Inc.*	225,895	3,239,334
Ingredion, Inc.	10,192	916,465
JM Smucker Co. (The)	16,844	2,131,271
Kellogg Co.	25,291	1,600,920
Lamb Weston Holdings, Inc.	17,262	1,337,460
McCormick & Co., Inc. (Non-Voting)	16,716	1,490,398
Pilgrim’s Pride Corp.*	5,466	130,036
Post Holdings, Inc.*	124,659	13,178,949
Seaboard Corp.	39	143,910
Simply Good Foods Co. (The)*	32,902	1,000,879
TreeHouse Foods, Inc.*	8,569	447,645
Tyson Foods, Inc., Class A	43,866	3,259,244

		54,545,151

Household Products (0.1%)
Clorox Co. (The)	5,606	1,081,285
Energizer Holdings, Inc.	2,102	99,761
Reynolds Consumer Products, Inc.	5,439	161,974
Spectrum Brands Holdings, Inc.	6,280	533,800

		1,876,820

Personal Products (0.1%)
Coty, Inc., Class A*	43,942	395,917
Herbalife Nutrition Ltd.*	11,675	517,903
Nu Skin Enterprises, Inc., Class A	7,532	398,368

		1,312,188

Total Consumer Staples		73,408,175

Energy (2.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	100,130	2,163,809
Halliburton Co.	135,343	2,904,461
Helmerich & Payne, Inc.	15,674	422,571
NOV, Inc.*	58,871	807,710

		6,298,551

Oil, Gas & Consumable Fuels (2.4%)
Antero Midstream Corp.	43,732	394,900
APA Corp.*	57,690	1,032,651
Cabot Oil & Gas Corp.	60,135	1,129,335
Cimarex Energy Co.	123,327	7,324,391
Continental Resources, Inc.*	11,402	294,970
Delek US Holdings, Inc.	72,190	1,572,298
Devon Energy Corp.	89,893	1,964,162
Diamondback Energy, Inc.	68,247	5,015,472
EQT Corp.*	41,919	778,855
Equitrans Midstream Corp.	56,499	461,032
Hess Corp.	41,891	2,964,207
HollyFrontier Corp.	22,769	814,675
Marathon Oil Corp.	120,459	1,286,502
Marathon Petroleum Corp.	98,757	5,282,512
Murphy Oil Corp.	22,170	363,810
Occidental Petroleum Corp.	128,068	3,409,170
ONEOK, Inc.	67,602	3,424,717
Pioneer Natural Resources Co.	30,793	4,890,544
Targa Resources Corp.	34,510	1,095,693
Viper Energy Partners LP	19,654	286,162
Williams Cos., Inc. (The)	185,541	4,395,466

		48,181,524

Total Energy		54,480,075

Financials (15.6%)
Banks (6.6%)
Associated Banc-Corp.	23,110	493,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Union Bankshares Corp.	124,730	$4,784,643
BancorpSouth Bank	112,195	3,644,094
Bank of Hawaii Corp.	6,011	537,924
Bank OZK	182,429	7,452,225
BankUnited, Inc.	161,694	7,106,451
BOK Financial Corp.	85,191	7,609,260
Cadence Bancorp	97,043	2,011,701
Citizens Financial Group, Inc.	65,005	2,869,971
Comerica, Inc.	21,219	1,522,251
Commerce Bancshares, Inc.	16,156	1,237,711
Cullen/Frost Bankers, Inc.	8,517	926,309
East West Bancorp, Inc.	21,499	1,586,626
Fifth Third Bancorp	108,497	4,063,213
First Citizens BancShares, Inc., Class A	961	803,175
First Hawaiian, Inc.	19,762	540,886
First Horizon Corp.	83,210	1,407,081
First Republic Bank	56,215	9,373,851
FNB Corp.	49,166	624,408
Huntington Bancshares, Inc.	154,058	2,421,792
KeyCorp	148,190	2,960,836
M&T Bank Corp.	19,532	2,961,246
PacWest Bancorp	17,794	678,841
People’s United Financial, Inc.	64,664	1,157,486
Pinnacle Financial Partners, Inc.	11,230	995,652
Popular, Inc.	12,583	884,836
Prosperity Bancshares, Inc.	13,676	1,024,196
Regions Financial Corp.	146,562	3,027,971
Signature Bank	8,573	1,938,355
South State Corp.	62,075	4,873,508
Sterling Bancorp	680,591	15,667,205
SVB Financial Group*	21,729	10,726,738
Synovus Financial Corp.	141,357	6,467,083
TCF Financial Corp.	23,010	1,069,045
Umpqua Holdings Corp.	33,543	588,680
Webster Financial Corp.	13,481	742,938
Western Alliance Bancorp	79,329	7,491,831
Wintrust Financial Corp.	8,584	650,667
Zions Bancorp NA	124,505	6,842,795

		131,766,648

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	6,916	1,030,692
Ameriprise Financial, Inc.	18,002	4,184,565
Carlyle Group, Inc. (The)	16,315	599,739
Cboe Global Markets, Inc.	12,937	1,276,753
Evercore, Inc., Class A	5,960	785,170
Franklin Resources, Inc.	42,159	1,247,906
Interactive Brokers Group, Inc., Class A	11,162	815,273
Invesco Ltd.	57,501	1,450,175
KKR & Co., Inc., Class A	82,908	4,050,056
Lazard Ltd., Class A	15,173	660,177
LPL Financial Holdings, Inc.	11,028	1,567,741
Morningstar, Inc.	529	119,046
Nasdaq, Inc.	17,457	2,574,209
Northern Trust Corp.	29,303	3,080,038
Raymond James Financial, Inc.	18,723	2,294,691
SEI Investments Co.	17,190	1,047,387
State Street Corp.	53,713	4,512,429
T. Rowe Price Group, Inc.	25,755	4,419,558
Tradeweb Markets, Inc., Class A	2,026	149,924
Virtu Financial, Inc., Class A	1,100	34,155

		35,899,684

Consumer Finance (0.8%)
Ally Financial, Inc.	56,982	2,576,156
Credit Acceptance Corp.(x)*	1,334	480,547
Discover Financial Services	46,753	4,441,068
LendingTree, Inc.(x)*	66	14,058
OneMain Holdings, Inc.	11,135	598,172
PROG Holdings, Inc.	92,278	3,994,715
Santander Consumer USA Holdings, Inc.	10,971	296,875
SLM Corp.	43,888	788,667
Synchrony Financial	88,931	3,615,934
Upstart Holdings, Inc.(x)*	1,675	215,841

		17,022,033

Diversified Financial Services (0.5%)
Equitable Holdings, Inc.‡	61,205	1,996,507
Jefferies Financial Group, Inc.	33,808	1,017,621
Voya Financial, Inc.	104,376	6,642,488

		9,656,616

Insurance (5.2%)
Alleghany Corp.*	10,725	6,716,960
American Financial Group, Inc.	10,867	1,239,925
American National Group, Inc.	1,127	121,570
Arch Capital Group Ltd.*	59,979	2,301,394
Arthur J Gallagher & Co.	29,127	3,634,176
Assurant, Inc.	51,017	7,232,680
Assured Guaranty Ltd.	11,616	491,125
Athene Holding Ltd., Class A*	17,498	881,899
Axis Capital Holdings Ltd.	11,524	571,245
Brighthouse Financial, Inc.*	86,347	3,820,855
Brown & Brown, Inc.	76,681	3,505,089
Cincinnati Financial Corp.	22,837	2,354,266
CNA Financial Corp.	4,278	190,927
CNO Financial Group, Inc.	179,505	4,360,176
Enstar Group Ltd.*	11,822	2,916,842
Erie Indemnity Co., Class A	1,640	362,292
Everest Re Group Ltd.	6,031	1,494,542
Fidelity National Financial, Inc.	42,143	1,713,534
First American Financial Corp.	16,585	939,540
Globe Life, Inc.	15,730	1,519,990
GoHealth, Inc., Class A*	5,986	69,976
Hanover Insurance Group, Inc. (The)	41,154	5,327,797
Hartford Financial Services Group, Inc. (The)	54,537	3,642,526
Kemper Corp.	58,434	4,658,359
Lancashire Holdings Ltd.	174,245	1,546,979
Lemonade, Inc.(x)*	5,075	472,635
Lincoln National Corp.	25,731	1,602,269
Loews Corp.	115,365	5,915,917
Markel Corp.*	2,062	2,349,896
Mercury General Corp.	4,163	253,152
Old Republic International Corp.	43,052	940,256
Primerica, Inc.	2,266	334,960
Principal Financial Group, Inc.	41,430	2,484,143
ProAssurance Corp.	154,341	4,130,165
Prudential Financial, Inc.	60,389	5,501,438
Reinsurance Group of America, Inc.	47,698	6,012,333
RenaissanceRe Holdings Ltd.	33,964	5,442,731
Unum Group	30,819	857,693
W R Berkley Corp.	21,308	1,605,558
White Mountains Insurance Group Ltd.	460	512,854
Willis Towers Watson plc	19,632	4,493,372

		104,524,036

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	82,299	1,379,331
Annaly Capital Management, Inc. (REIT)	214,114	1,841,381
New Residential Investment Corp. (REIT)	63,181	710,786
Starwood Property Trust, Inc. (REIT)	41,591	1,028,961

		4,960,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.5%)
MGIC Investment Corp.	295,445	$4,091,913
Mr Cooper Group, Inc.*	151,712	5,273,509
New York Community Bancorp, Inc.	68,104	859,473
TFS Financial Corp.	7,448	151,716

		10,376,611

Total Financials		314,206,087

Health Care (5.4%)
Biotechnology (0.4%)
Acceleron Pharma, Inc.*	453	61,431
Agios Pharmaceuticals, Inc.*	8,467	437,236
Alexion Pharmaceuticals, Inc.*	27,459	4,198,756
Alkermes plc*	24,066	449,553
BioMarin Pharmaceutical, Inc.*	2,562	193,457
Bluebird Bio, Inc.*	5,870	176,980
Exact Sciences Corp.*	2,936	386,906
Exelixis, Inc.*	29,859	674,515
Ionis Pharmaceuticals, Inc.*	9,942	446,992
Sage Therapeutics, Inc.*	7,098	531,285
Sana Biotechnology, Inc.(x)*	1,138	38,089
United Therapeutics Corp.*	6,648	1,112,011

		8,707,211

Health Care Equipment & Supplies (1.9%)
Boston Scientific Corp.*	49,421	1,910,122
Cooper Cos., Inc. (The)	6,529	2,507,724
Dentsply Sirona, Inc.	67,618	4,314,705
Envista Holdings Corp.*	24,386	994,949
Globus Medical, Inc., Class A*	11,505	709,513
Haemonetics Corp.*	549	60,944
Hill-Rom Holdings, Inc.	34,858	3,851,112
Hologic, Inc.*	11,874	883,188
ICU Medical, Inc.*	2,168	445,394
Integer Holdings Corp.*	24,104	2,219,978
Integra LifeSciences Holdings Corp.*	64,463	4,453,749
LivaNova plc*	63,663	4,693,873
STERIS plc	12,141	2,312,618
Tandem Diabetes Care, Inc.*	1,049	92,574
Teleflex, Inc.	2,639	1,096,399
Varian Medical Systems, Inc.*	12,252	2,162,845
Zimmer Biomet Holdings, Inc.	31,611	5,060,289

		37,769,976

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	58,876	3,364,175
AmerisourceBergen Corp.	11,566	1,365,598
DaVita, Inc.*	9,460	1,019,504
Encompass Health Corp.	71,003	5,815,146
Henry Schein, Inc.*	21,693	1,502,023
Laboratory Corp. of America Holdings*	13,981	3,565,574
McKesson Corp.	6,196	1,208,468
Molina Healthcare, Inc.*	18,078	4,225,913
Oak Street Health, Inc.*	6,432	349,065
Premier, Inc., Class A	18,545	627,748
Quest Diagnostics, Inc.	20,392	2,617,109
Signify Health, Inc., Class A(x)*	1,039	30,401
Universal Health Services, Inc., Class B	11,231	1,498,103

		27,188,827

Health Care Technology (0.0%)
American Well Corp., Class A*	2,657	46,152
Certara, Inc.*	2,362	64,483
Change Healthcare, Inc.*	9,794	216,447
Teladoc Health, Inc.*	1,097	199,380

		526,462

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	42,552	5,410,061
Berkeley Lights, Inc.*	1,713	86,044
Bio-Rad Laboratories, Inc., Class A*	3,219	1,838,596
Bio-Techne Corp.	348	132,912
Bruker Corp.	9,054	581,991
Charles River Laboratories International, Inc.*	849	246,066
IQVIA Holdings, Inc.*	18,015	3,479,417
Maravai LifeSciences Holdings, Inc., Class A*	2,868	102,215
Mettler-Toledo International, Inc.*	202	233,449
PerkinElmer, Inc.	13,645	1,750,517
PPD, Inc.*	3,753	142,013
PRA Health Sciences, Inc.*	1,435	220,029
QIAGEN NV*	34,424	1,676,105
Sotera Health Co.*	3,961	98,867
Syneos Health, Inc.*	68,665	5,208,240
Waters Corp.*	8,674	2,464,891

		23,671,413

Pharmaceuticals (0.6%)
Catalent, Inc.*	24,784	2,610,003
Elanco Animal Health, Inc.*	69,313	2,041,268
Horizon Therapeutics plc*	2,237	205,894
Jazz Pharmaceuticals plc*	8,389	1,378,900
Nektar Therapeutics*	26,424	528,480
Perrigo Co. plc	20,981	849,101
Reata Pharmaceuticals, Inc., Class A*	409	40,777
Royalty Pharma plc, Class A	28,019	1,222,189
Viatris, Inc.*	184,092	2,571,765

		11,448,377

Total Health Care		109,312,266

Industrials (14.6%)
Aerospace & Defense (0.8%)
BWX Technologies, Inc.	5,208	343,416
Curtiss-Wright Corp.	6,266	743,148
HEICO Corp.	1,335	167,943
HEICO Corp., Class A	2,325	264,120
Hexcel Corp.*	12,710	711,760
Howmet Aerospace, Inc.*	60,202	1,934,290
Huntington Ingalls Industries, Inc.	5,469	1,125,794
Mercury Systems, Inc.*	1,671	118,056
Moog, Inc., Class A	20,809	1,730,268
Spirit AeroSystems Holdings, Inc., Class A	15,986	777,719
Teledyne Technologies, Inc.*	5,529	2,287,071
Textron, Inc.	34,729	1,947,602
TransDigm Group, Inc.*	6,271	3,686,846
Virgin Galactic Holdings, Inc.(x)*	1,387	42,484

		15,880,517

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	17,104	1,632,235
Expeditors International of Washington, Inc.	9,966	1,073,239
Hub Group, Inc., Class A*	27,062	1,820,731
XPO Logistics, Inc.*	13,158	1,622,381

		6,148,586

Airlines (1.4%)
Alaska Air Group, Inc.*	38,990	2,698,498
Allegiant Travel Co.*	23,791	5,806,431
American Airlines Group, Inc.*	94,214	2,251,715
Copa Holdings SA, Class A*	4,679	378,016
Delta Air Lines, Inc.*	97,275	4,696,437
JetBlue Airways Corp.*	222,899	4,533,766
Southwest Airlines Co.*	89,926	5,490,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
United Airlines Holdings, Inc.*	47,522	$2,734,416

		28,590,160

Building Products (1.7%)
A O Smith Corp.	20,178	1,364,235
Allegion plc	4,918	617,799
Armstrong World Industries, Inc.	4,578	412,432
AZEK Co., Inc. (The)*	11,670	490,723
Carrier Global Corp.	84,936	3,585,998
Fortune Brands Home & Security, Inc.	21,005	2,012,699
JELD-WEN Holding, Inc.*	142,343	3,941,478
Johnson Controls International plc	110,958	6,620,864
Lennox International, Inc.	5,293	1,649,246
Masco Corp.	39,082	2,341,012
Owens Corning	16,303	1,501,343
PGT Innovations, Inc.*	94,482	2,385,670
Trane Technologies plc	36,451	6,034,828

		32,958,327

Commercial Services & Supplies (0.8%)
ADT, Inc.(x)	23,997	202,535
Cintas Corp.	1,535	523,911
Clean Harbors, Inc.*	66,795	5,614,788
Driven Brands Holdings, Inc.*	5,012	127,405
IAA, Inc.*	15,667	863,878
MSA Safety, Inc.	4,273	641,036
Republic Services, Inc.	32,012	3,180,392
Rollins, Inc.	4,239	145,906
Stericycle, Inc.*	81,288	5,487,753

		16,787,604

Construction & Engineering (0.2%)
AECOM*	21,512	1,379,134
Quanta Services, Inc.	16,640	1,463,987
Valmont Industries, Inc.	3,195	759,356

		3,602,477

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,450	899,250
AMETEK, Inc.	34,974	4,467,229
Array Technologies, Inc.*	17,240	514,097
Generac Holdings, Inc.*	820	268,509
GrafTech International Ltd.	25,884	316,561
Hubbell, Inc.	8,239	1,539,787
nVent Electric plc	23,693	661,272
Regal Beloit Corp.	6,160	878,909
Rockwell Automation, Inc.	9,085	2,411,522
Sensata Technologies Holding plc*	178,294	10,332,137
Shoals Technologies Group, Inc., Class A*	12,481	434,089

		22,723,362

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	8,038	1,322,894

Machinery (4.9%)
AGCO Corp.	9,420	1,353,183
Allison Transmission Holdings, Inc.	6,047	246,899
Colfax Corp.*	331,212	14,510,398
Crane Co.	7,421	696,906
Cummins, Inc.	22,495	5,828,679
Donaldson Co., Inc.	17,469	1,015,997
Dover Corp.	21,921	3,006,027
Flowserve Corp.	19,690	764,169
Fortive Corp.	45,387	3,206,138
Gates Industrial Corp. plc*	10,169	162,602
Graco, Inc.	12,618	903,701
IDEX Corp.	11,490	2,405,087
Ingersoll Rand, Inc.*	128,045	6,301,094
ITT, Inc.	13,166	1,196,921
Kennametal, Inc.	99,006	3,957,270
Lincoln Electric Holdings, Inc.	4,995	614,085
Meritor, Inc.*	100,223	2,948,561
Middleby Corp. (The)*	29,260	4,849,845
Nordson Corp.	1,603	318,484
Oshkosh Corp.	10,390	1,232,877
Otis Worldwide Corp.	62,274	4,262,655
PACCAR, Inc.	51,760	4,809,539
Parker-Hannifin Corp.	19,536	6,162,241
Pentair plc	25,171	1,568,657
Rexnord Corp.	90,846	4,277,938
Snap-on, Inc.	8,205	1,893,222
SPX FLOW, Inc.	118,492	7,504,098
Stanley Black & Decker, Inc.	23,528	4,697,836
Timken Co. (The)	9,616	780,531
Toro Co. (The)	1,614	166,468
Trinity Industries, Inc.	13,478	383,988
Westinghouse Air Brake Technologies Corp.	27,603	2,185,054
Woodward, Inc.	8,540	1,030,180
Xylem, Inc.	27,285	2,869,836

		98,111,166

Marine (0.4%)
Kirby Corp.*	131,034	7,898,729

Professional Services (0.9%)
CACI International, Inc., Class A*	3,163	780,186
CoreLogic, Inc.	10,556	836,563
Dun & Bradstreet Holdings, Inc.*	10,790	256,910
Equifax, Inc.	4,768	863,628
FTI Consulting, Inc.*	5,390	755,193
IHS Markit Ltd.	27,560	2,667,257
Jacobs Engineering Group, Inc.	19,736	2,551,273
Leidos Holdings, Inc.	59,633	5,741,465
ManpowerGroup, Inc.	8,809	871,210
Nielsen Holdings plc	54,663	1,374,774
Robert Half International, Inc.	16,806	1,312,044
Science Applications International Corp.	7,657	640,049
TransUnion	2,579	232,110

		18,882,662

Road & Rail (0.7%)
AMERCO	1,360	833,136
JB Hunt Transport Services, Inc.	9,369	1,574,648
Kansas City Southern	13,829	3,649,750
Knight-Swift Transportation Holdings, Inc.	74,486	3,582,032
Landstar System, Inc.	1,093	180,411
Lyft, Inc., Class A*	38,423	2,427,565
Old Dominion Freight Line, Inc.	2,054	493,802
Ryder System, Inc.	7,990	604,443
Schneider National, Inc., Class B	8,991	224,505

		13,570,292

Trading Companies & Distributors (1.3%)
AerCap Holdings NV*	83,210	4,887,755
Air Lease Corp.	16,044	786,156
Fastenal Co.	16,442	826,704
MSC Industrial Direct Co., Inc., Class A	7,005	631,781
United Rentals, Inc.*	10,983	3,616,812
Univar Solutions, Inc.*	25,432	547,805
Watsco, Inc.	4,995	1,302,446
WESCO International, Inc.*	141,221	12,219,853
WW Grainger, Inc.	1,787	716,462

		25,535,774

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	11,197	356,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Industrials		$292,368,727

Information Technology (7.0%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	1,594	481,213
Ciena Corp.*	74,169	4,058,528
CommScope Holding Co., Inc.*	28,028	430,510
EchoStar Corp., Class A*	7,331	175,944
F5 Networks, Inc.*	28,374	5,919,384
Juniper Networks, Inc.	132,078	3,345,536
Lumentum Holdings, Inc.*	80,213	7,327,457
Motorola Solutions, Inc.	23,303	4,382,129
Ubiquiti, Inc.	261	77,856
Viasat, Inc.*	9,030	434,072

		26,632,629

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	36,248	2,391,280
Arrow Electronics, Inc.*	11,329	1,255,480
Avnet, Inc.	50,226	2,084,881
Coherent, Inc.*	648	163,873
Corning, Inc.	114,407	4,977,848
Dolby Laboratories, Inc., Class A	8,614	850,374
FLIR Systems, Inc.	20,008	1,129,852
II-VI, Inc.*	14,972	1,023,635
IPG Photonics Corp.*	5,052	1,065,669
Jabil, Inc.	18,094	943,783
Keysight Technologies, Inc.*	18,950	2,717,430
Littelfuse, Inc.	3,605	953,306
National Instruments Corp.	19,648	848,499
Rogers Corp.*	19,947	3,754,225
Sanmina Corp.*	100,613	4,163,366
SYNNEX Corp.	6,333	727,282
Trimble, Inc.*	38,039	2,959,054
Vontier Corp.*	23,084	698,753
Zebra Technologies Corp., Class A*	688	333,804

		33,042,394

IT Services (1.1%)
Akamai Technologies, Inc.*	4,293	437,457
Alliance Data Systems Corp.	7,135	799,762
Amdocs Ltd.	58,184	4,081,608
BigCommerce Holdings, Inc.(x)*	1,127	65,141
Broadridge Financial Solutions, Inc.	9,851	1,508,188
Concentrix Corp.*	6,279	940,092
DXC Technology Co.*	38,936	1,217,139
Euronet Worldwide, Inc.*	7,714	1,066,846
Genpact Ltd.	17,312	741,300
Jack Henry & Associates, Inc.(x)	2,523	382,789
Paychex, Inc.	10,276	1,007,253
Sabre Corp.*	48,433	717,293
Twilio, Inc., Class A*	3,685	1,255,701
VeriSign, Inc.*	6,263	1,244,834
Western Union Co. (The)	50,309	1,240,620
WEX, Inc.*	6,138	1,284,192
WNS Holdings Ltd. (ADR)*	57,525	4,167,111

		22,157,326

Semiconductors & Semiconductor Equipment (1.6%)
Allegro MicroSystems, Inc.*	4,155	105,329
Cirrus Logic, Inc.*	8,869	752,002
Cree, Inc.*	16,837	1,820,585
Entegris, Inc.	1,308	146,234
First Solar, Inc.*	14,099	1,230,843
Marvell Technology Group Ltd.	101,655	4,979,062
Maxim Integrated Products, Inc.	27,060	2,472,472
Microchip Technology, Inc.	9,530	1,479,247
MKS Instruments, Inc.	29,617	5,491,584
ON Semiconductor Corp.*	61,885	2,575,035
Onto Innovation, Inc.*	24,635	1,618,766
Qorvo, Inc.*	17,403	3,179,528
Skyworks Solutions, Inc.	25,150	4,614,522
Tower Semiconductor Ltd.*	56,906	1,595,644

		32,060,853

Software (0.6%)
2U, Inc.*	7,280	278,314
Aspen Technology, Inc.*	756	109,113
C3.ai, Inc., Class A(x)*	403	26,562
CDK Global, Inc.	16,218	876,745
Ceridian HCM Holding, Inc.*	5,187	437,108
Citrix Systems, Inc.	13,682	1,920,406
Crowdstrike Holdings, Inc., Class A*	6,474	1,181,570
Datto Holding Corp.*	1,746	40,001
Duck Creek Technologies, Inc.*	1,880	84,863
FireEye, Inc.*	26,192	512,577
Guidewire Software, Inc.*	10,397	1,056,647
Jamf Holding Corp.*	3,228	114,013
JFrog Ltd.(x)*	350	15,530
Manhattan Associates, Inc.*	1,040	122,075
McAfee Corp., Class A(x)	2,643	60,102
nCino, Inc.*	1,194	79,664
Nuance Communications, Inc.*	43,453	1,896,289
Pegasystems, Inc.	655	74,893
RealPage, Inc.*	1,688	147,194
SolarWinds Corp.*	7,660	133,590
SS&C Technologies Holdings, Inc.	27,109	1,894,106
Synopsys, Inc.*	1,661	411,563
Teradata Corp.*	3,865	148,957
Unity Software, Inc.(x)*	717	71,922

		11,693,804

Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.	196,796	3,097,569
HP, Inc.	197,002	6,254,814
NCR Corp.*	19,582	743,137
NetApp, Inc.	15,588	1,132,780
Pure Storage, Inc., Class A*	16,068	346,105
Western Digital Corp.	46,458	3,101,071
Xerox Holdings Corp.	25,697	623,666

		15,299,142

Total Information Technology		140,886,148

Materials (5.4%)
Chemicals (2.8%)
Albemarle Corp.	17,658	2,580,010
Ashland Global Holdings, Inc.	73,753	6,547,054
Axalta Coating Systems Ltd.*	32,212	952,831
Cabot Corp.	8,492	445,321
Celanese Corp.	52,051	7,797,760
CF Industries Holdings, Inc.	32,563	1,477,709
Chemours Co. (The)	24,625	687,284
Corteva, Inc.	114,464	5,336,312
Eastman Chemical Co.	20,685	2,277,832
Element Solutions, Inc.	33,090	605,216
FMC Corp.	39,287	4,345,535
Huntsman Corp.	30,528	880,122
International Flavors & Fragrances, Inc.	38,004	5,305,738
LyondellBasell Industries NV, Class A	39,129	4,071,372
Mosaic Co. (The)	52,673	1,664,994
NewMarket Corp.	194	73,751
Olin Corp.	21,947	833,328
PPG Industries, Inc.	35,999	5,409,210
RPM International, Inc.	3,198	293,736
Scotts Miracle-Gro Co. (The)	420	102,887
Valvoline, Inc.	27,964	729,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
W R Grace & Co.	66,679	$3,991,405
Westlake Chemical Corp.	5,169	458,956

		56,867,384

Construction Materials (0.5%)
Buzzi Unicem SpA	68,837	1,789,677
Eagle Materials, Inc.	6,253	840,466
Martin Marietta Materials, Inc.	9,480	3,183,574
Vulcan Materials Co.	20,162	3,402,337

		9,216,054

Containers & Packaging (1.1%)
Amcor plc	204,355	2,386,867
AptarGroup, Inc.	9,831	1,392,758
Ardagh Group SA	2,942	74,756
Avery Dennison Corp.	7,479	1,373,518
Ball Corp.	3,115	263,965
Berry Global Group, Inc.*	13,518	830,005
Crown Holdings, Inc.	60,724	5,892,657
Graphic Packaging Holding Co.	31,740	576,398
International Paper Co.	59,988	3,243,551
Packaging Corp. of America	14,280	1,920,374
Sealed Air Corp.	23,639	1,083,139
Silgan Holdings, Inc.	11,992	504,024
Sonoco Products Co.	15,327	970,199
Westrock Co.	39,771	2,070,081

		22,582,292

Metals & Mining (1.0%)
Freeport-McMoRan, Inc.*	221,237	7,285,334
Nucor Corp.	45,969	3,689,932
Reliance Steel & Aluminum Co.	42,312	6,443,695
Royal Gold, Inc.	2,839	305,533
Steel Dynamics, Inc.	30,571	1,551,784

		19,276,278

Total Materials		107,942,008

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Alexandria Real Estate Equities, Inc. (REIT)	20,693	3,399,860
American Assets Trust, Inc. (REIT)	62,600	2,030,744
American Campus Communities, Inc. (REIT)	80,435	3,472,379
American Homes 4 Rent (REIT), Class A	41,516	1,384,143
Americold Realty Trust (REIT)	110,107	4,235,816
Apartment Income REIT Corp. (REIT)	22,528	963,297
Apartment Investment and Management Co. (REIT), Class A	23,454	144,008
Apple Hospitality REIT, Inc. (REIT)	31,964	465,715
AvalonBay Communities, Inc. (REIT)	21,471	3,961,614
Boston Properties, Inc. (REIT)	23,728	2,402,697
Brandywine Realty Trust (REIT)	25,693	331,697
Brixmor Property Group, Inc. (REIT)	45,021	910,775
Brookfield Property REIT, Inc. (REIT), Class A(x)	919	16,496
Camden Property Trust (REIT)	14,385	1,581,055
CoreSite Realty Corp. (REIT)	1,998	239,460
Corporate Office Properties Trust (REIT)	17,117	450,691
Cousins Properties, Inc. (REIT)	22,435	793,077
CubeSmart (REIT)	266,689	10,088,845
CyrusOne, Inc. (REIT)	18,329	1,241,240
Douglas Emmett, Inc. (REIT)	127,395	4,000,203
Duke Realty Corp. (REIT)	56,194	2,356,214
Empire State Realty Trust, Inc. (REIT), Class A	21,962	244,437
EPR Properties (REIT)	11,284	525,722
Equity Commonwealth (REIT)	17,797	494,757
Equity LifeStyle Properties, Inc. (REIT)	15,593	992,339
Equity Residential (REIT)	56,081	4,017,082
Essential Properties Realty Trust, Inc. (REIT)	187,270	4,275,374
Essex Property Trust, Inc. (REIT)	9,948	2,704,264
Extra Space Storage, Inc. (REIT)	5,793	767,862
Federal Realty Investment Trust (REIT)	11,560	1,172,762
First Industrial Realty Trust, Inc. (REIT)	59,638	2,730,824
Gaming and Leisure Properties, Inc. (REIT)	139,307	5,910,796
Healthcare Trust of America, Inc. (REIT), Class A	33,342	919,572
Healthpeak Properties, Inc. (REIT)	82,265	2,611,091
Highwoods Properties, Inc. (REIT)	15,684	673,471
Host Hotels & Resorts, Inc. (REIT)*	233,344	3,931,846
Hudson Pacific Properties, Inc. (REIT)	22,902	621,331
Invitation Homes, Inc. (REIT)	85,588	2,737,960
Iron Mountain, Inc. (REIT)	18,057	668,290
JBG SMITH Properties (REIT)	18,572	590,404
Kilroy Realty Corp. (REIT)	17,646	1,158,107
Kimco Realty Corp. (REIT)	63,469	1,190,044
Lamar Advertising Co. (REIT), Class A(x)	13,106	1,230,916
Life Storage, Inc. (REIT)	36,654	3,150,411
Medical Properties Trust, Inc. (REIT)	87,475	1,861,468
Mid-America Apartment Communities, Inc. (REIT)	35,250	5,088,690
National Retail Properties, Inc. (REIT)	26,351	1,161,289
Omega Healthcare Investors, Inc. (REIT)	34,960	1,280,585
Outfront Media, Inc. (REIT)*	21,919	478,492
Paramount Group, Inc. (REIT)	28,492	288,624
Park Hotels & Resorts, Inc. (REIT)*	35,841	773,449
Rayonier, Inc. (REIT)	116,942	3,771,380
Realty Income Corp. (REIT)	57,055	3,622,993
Regency Centers Corp. (REIT)	25,696	1,457,220
Rexford Industrial Realty, Inc. (REIT)	19,996	1,007,798
Ryman Hospitality Properties, Inc. (REIT)*	40,419	3,132,877
Simon Property Group, Inc. (REIT)	10,629	1,209,261
SL Green Realty Corp. (REIT)	10,713	749,803
Spirit Realty Capital, Inc. (REIT)	17,407	739,798
STORE Capital Corp. (REIT)	36,967	1,238,394
Sun Communities, Inc. (REIT)	16,137	2,421,195
UDR, Inc. (REIT)	77,086	3,380,992
Ventas, Inc. (REIT)	56,942	3,037,286
VEREIT, Inc. (REIT)	33,362	1,288,440
VICI Properties, Inc. (REIT)(x)	81,544	2,302,803
Vornado Realty Trust (REIT)	26,757	1,214,500
Weingarten Realty Investors (REIT)	18,494	497,674
Welltower, Inc. (REIT)	63,803	4,570,209
Weyerhaeuser Co. (REIT)	113,972	4,057,403
WP Carey, Inc. (REIT)	26,549	1,878,607

		140,300,918

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	50,894	4,026,225
Howard Hughes Corp. (The)*	5,947	565,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Jones Lang LaSalle, Inc.*	17,274	$3,092,737

		7,684,700

Total Real Estate		147,985,618

Utilities (4.7%)
Electric Utilities (2.1%)
Alliant Energy Corp.	90,362	4,894,006
Avangrid, Inc.	8,643	430,508
Edison International	54,573	3,197,978
Entergy Corp.	30,649	3,048,656
Evergy, Inc.	84,611	5,036,893
Eversource Energy	52,394	4,536,796
FirstEnergy Corp.	82,695	2,868,689
Hawaiian Electric Industries, Inc.	16,313	724,787
IDACORP, Inc.	7,631	762,871
NRG Energy, Inc.	24,158	911,481
OGE Energy Corp.	30,627	991,090
PG&E Corp.*	201,980	2,365,186
Pinnacle West Capital Corp.	17,150	1,395,152
Portland General Electric Co.	61,672	2,927,570
PPL Corp.	117,577	3,390,921
Xcel Energy, Inc.	80,208	5,334,634

		42,817,218

Gas Utilities (0.8%)
Atmos Energy Corp.	19,368	1,914,527
National Fuel Gas Co.	13,249	662,318
South Jersey Industries, Inc.	199,866	4,512,974
UGI Corp.	211,033	8,654,463

		15,744,282

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	100,843	2,703,601
Vistra Corp.	74,404	1,315,463

		4,019,064

Multi-Utilities (1.3%)
Ameren Corp.	37,557	3,055,638
CenterPoint Energy, Inc.	76,831	1,740,222
CMS Energy Corp.	43,704	2,675,559
Consolidated Edison, Inc.	52,350	3,915,780
DTE Energy Co.	29,310	3,902,333
MDU Resources Group, Inc.	30,368	959,932
NiSource, Inc.	58,382	1,407,590
Public Service Enterprise Group, Inc.	77,098	4,642,071
WEC Energy Group, Inc.	48,199	4,510,944

		26,810,069

Water Utilities (0.3%)
American Water Works Co., Inc.	27,650	4,145,288
Essential Utilities, Inc.	34,308	1,535,283

		5,680,571

Total Utilities		95,071,204

Total Common Stocks (79.7%) (Cost $1,097,233,378)		1,599,779,262

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	3,855	1,003,379
iShares Morningstar Mid-Cap ETF	4,666	1,173,245
iShares Morningstar Mid-Cap Growth ETF(x)	3,830	1,448,314
iShares Morningstar Mid-Cap Value ETF‡	200,337	36,938,397
iShares Russell Mid-Cap ETF(x)	11,620	859,067
iShares Russell Mid-Cap Growth ETF(x)	11,708	1,194,918
iShares Russell Mid-Cap Value ETF(x)	705,475	77,108,418
iShares S&P Mid-Cap 400 Growth ETF(x)	14,140	1,108,152
iShares S&P Mid-Cap 400 Value ETF(x)	322,142	32,835,934
SPDR S&P 400 Mid Capy Value ETF(x)	69,588	4,553,143
Vanguard Mid-Cap Growth ETF	6,100	1,308,999
Vanguard Mid-Cap Value ETF(x)	341,100	46,004,157

Total Exchange Traded Funds (10.3%) (Cost $83,438,163)		205,536,123

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $597,347)	12,917	607,228

SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	84,057,210	84,099,239

Total Investment Companies		104,099,239

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $6,696,114, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $6,830,037.(xx)	$6,696,113	6,696,113
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $2,219,406.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $10,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $11,099,169.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		18,696,113

Total Short-Term Investments (6.1%) (Cost $122,775,971)		122,795,352

Total Investments in Securities (96.1%) (Cost $1,304,044,859)		1,928,717,965
Other Assets Less Liabilities (3.9%)		78,583,669

Net Assets (100%)		$2,007,301,634

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $40,741,598. This was collateralized by $3,137,750 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/6/21 - 2/15/51 and by cash of $38,696,113 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	61,205	1,619,310	—	(55,532)	3,759	428,970	1,996,507	10,475	—
EXCHANGE-TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	200,337	21,795,093	10,600,247	—	—	4,543,057	36,938,397	186,035	—

Total		23,414,403	10,600,247	(55,532)	3,759	4,972,027	38,934,904	196,510	—

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	410	6/2021	USD	45,561,250	(2,394,727)
S&P 500 E-Mini Index	225	6/2021	USD	44,633,250	417,394
S&P Midcap 400 E-Mini Index	346	6/2021	USD	90,143,380	(796,248)

					(2,773,581)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$49,847,973	$—	$—	$49,847,973
Consumer Discretionary	214,270,981	—	—	214,270,981
Consumer Staples	73,408,175	—	—	73,408,175
Energy	54,480,075	—	—	54,480,075
Financials	312,659,108	1,546,979	—	314,206,087
Health Care	109,312,266	—	—	109,312,266
Industrials	292,368,727	—	—	292,368,727
Information Technology	140,886,148	—	—	140,886,148
Materials	106,152,331	1,789,677	—	107,942,008
Real Estate	147,985,618	—	—	147,985,618
Utilities	95,071,204	—	—	95,071,204
Exchange Traded Funds	205,536,123	—	—	205,536,123
Futures	417,394	—	—	417,394
Master Limited Partnership
Financials	607,228	—	—	607,228
Short-Term Investments
Investment Companies	104,099,239	—	—	104,099,239
Repurchase Agreements	—	18,696,113	—	18,696,113

Total Assets	$1,907,102,590	$22,032,769	$—	$1,929,135,359

Liabilities:
Futures	$(3,190,975)	$—	$—	$(3,190,975)

Total Liabilities	$(3,190,975)	$—	$—	$(3,190,975)

Total	$1,903,911,615	$22,032,769	$—	$1,925,944,384

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$667,022,682
Aggregate gross unrealized depreciation	(58,553,595)

Net unrealized appreciation	$608,469,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,475,297

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.8%)
Diversified Telecommunication Services (1.6%)
Anterix, Inc.*	186,236	$8,782,890
ATN International, Inc.	152	7,466
Bandwidth, Inc., Class A*	4,631	586,933
Cincinnati Bell, Inc.*	3,109	47,723
Cogent Communications Holdings, Inc.	10,296	707,953
Consolidated Communications Holdings, Inc.*	1,433	10,318
IDT Corp., Class B(x)*	3,279	74,302
Iridium Communications, Inc.*	18,469	761,846
Ooma, Inc.*	5,095	80,756
ORBCOMM, Inc.*	1,904	14,527
Vonage Holdings Corp.*	31,717	374,895

		11,449,609

Entertainment (2.0%)
Glu Mobile, Inc.*	35,678	445,262
Liberty Media Corp.-Liberty Braves, Class A*	1,474	42,024
Liberty Media Corp.-Liberty Braves, Class C*	5,263	146,416
LiveXLive Media, Inc.(x)*	875	3,798
Skillz, Inc.(x)*	709,332	13,505,681

		14,143,181

Interactive Media & Services (0.2%)
Cargurus, Inc.*	21,253	506,459
Eventbrite, Inc., Class A*	15,455	342,483
EverQuote, Inc., Class A*	3,345	121,390
MediaAlpha, Inc., Class A*	3,032	107,424
QuinStreet, Inc.*	3,694	74,988
Yelp, Inc.*	3,161	123,279

		1,276,023

Media (1.9%)
AMC Networks, Inc., Class A*	2,730	145,127
Cardlytics, Inc.*	111,359	12,216,082
Daily Journal Corp.*	222	70,252
Gray Television, Inc.	6,220	114,448
Loral Space & Communications, Inc.	600	22,602
Meredith Corp.*	4,962	147,768
TechTarget, Inc.*	5,738	398,504
WideOpenWest, Inc.*	6,233	84,707

		13,199,490

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	10,332	145,371
Gogo, Inc.(x)*	13,135	126,884
Shenandoah Telecommunications Co.	11,657	568,978

		841,233

Total Communication Services		40,909,536

Consumer Discretionary (15.6%)
Auto Components (0.7%)
Dorman Products, Inc.*	6,424	659,359
Fox Factory Holding Corp.*	9,978	1,267,805
Gentherm, Inc.*	7,915	586,581
LCI Industries	5,967	789,315
Motorcar Parts of America, Inc.*	566	12,735
Patrick Industries, Inc.	5,110	434,350
Standard Motor Products, Inc.	717	29,813
Visteon Corp.*	6,710	818,284
XPEL, Inc.(m)*	3,972	206,266

		4,804,508

Automobiles (0.1%)
Winnebago Industries, Inc.	7,531	577,703

Distributors (0.1%)
Core-Mark Holding Co., Inc.	10,054	388,989
Greenlane Holdings, Inc., Class A(x)*	2,186	11,597

		400,586

Diversified Consumer Services (0.1%)
Aspen Group, Inc.(x)*	6,111	36,666
Perdoceo Education Corp.*	16,906	202,196
Strategic Education, Inc.	5,837	536,479
Universal Technical Institute, Inc.*	7,750	45,260
Vivint Smart Home, Inc.*	3,919	56,120
WW International, Inc.*	2,823	88,303

		965,024

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	12,053	131,739
Bally’s Corp.*	4,272	277,595
Bloomin’ Brands, Inc.*	21,172	572,703
Brinker International, Inc.*	7,203	511,845
Caesars Entertainment, Inc.*	25,503	2,230,237
Churchill Downs, Inc.	9,165	2,084,304
Cracker Barrel Old Country Store, Inc.	2,432	420,444
Dave & Buster’s Entertainment, Inc.*	4,011	192,127
Denny’s Corp.*	9,942	180,050
Dine Brands Global, Inc.*	200	18,006
El Pollo Loco Holdings, Inc.*	197	3,176
Everi Holdings, Inc.*	6,854	96,710
GAN Ltd.(x)*	6,169	112,276
Golden Entertainment, Inc.*	1,690	42,689
Hilton Grand Vacations, Inc.*	20,680	775,293
Jack in the Box, Inc.	660	72,455
Lindblad Expeditions Holdings, Inc.*	6,074	114,799
Marriott Vacations Worldwide Corp.*	1,276	222,254
Monarch Casino & Resort, Inc.*	2,134	129,363
NEOGAMES SA*	699	25,003
Noodles & Co.*	3,400	35,190
Papa John’s International, Inc.	6,724	596,015
Penn National Gaming, Inc.*	18,869	1,978,226
PlayAGS, Inc.*	1,235	9,979
Red Rock Resorts, Inc., Class A*	12,009	391,373
Ruth’s Hospitality Group, Inc.*	7,981	198,168
Scientific Games Corp., Class A*	9,911	381,772
SeaWorld Entertainment, Inc.*	5,341	265,287
Shake Shack, Inc., Class A*	8,461	954,147
Texas Roadhouse, Inc.*	15,836	1,519,306
Wingstop, Inc.	7,145	908,630

		15,451,161

Household Durables (3.1%)
Casper Sleep, Inc.*	1,343	9,723
Cavco Industries, Inc.*	2,218	500,403
GoPro, Inc., Class A*	26,083	303,606
Hamilton Beach Brands Holding Co., Class A	517	9,373
Helen of Troy Ltd.*	5,897	1,242,262
Hooker Furniture Corp.	206	7,511
Installed Building Products, Inc.	5,536	613,832
iRobot Corp.*	6,660	813,719
KB Home	3,085	143,545
Legacy Housing Corp.*	390	6,915
LGI Homes, Inc.*	5,370	801,795
Lovesac Co. (The)*	2,431	137,595
Meritage Homes Corp.*	452	41,548
Purple Innovation, Inc.*	7,827	247,724
Skyline Champion Corp.*	12,670	573,444
Sonos, Inc.*	28,980	1,085,881
Taylor Morrison Home Corp., Class A*	3,164	97,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TopBuild Corp.*	7,987	$1,672,717
Universal Electronics, Inc.*	2,897	159,248
Victoria plc*	1,183,525	13,640,239

		22,108,563

Internet & Direct Marketing Retail (3.5%)
1-800-Flowers.com, Inc., Class A*	6,061	167,344
CarParts.com, Inc.*	7,387	105,487
Magnite, Inc.*	14,792	615,495
Overstock.com, Inc.(x)*	176,761	11,712,184
PetMed Express, Inc.(x)	4,641	163,247
Quotient Technology, Inc.*	12,095	197,632
RealReal, Inc. (The)*	15,256	345,243
Shutterstock, Inc.	5,274	469,597
Stamps.com, Inc.*	4,104	818,789
Stitch Fix, Inc., Class A*	194,509	9,635,976
Waitr Holdings, Inc.(x)*	19,289	56,517

		24,287,511

Leisure Products (0.3%)
Acushnet Holdings Corp.	1,906	78,775
Clarus Corp.	363	6,189
Johnson Outdoors, Inc., Class A	612	87,363
Malibu Boats, Inc., Class A*	5,057	402,942
Marine Products Corp.	1,664	27,073
MasterCraft Boat Holdings, Inc.*	4,398	116,943
Sturm Ruger & Co., Inc.	3,537	233,690
YETI Holdings, Inc.*	19,311	1,394,447

		2,347,422

Multiline Retail (0.0%)
Big Lots, Inc.	661	45,146
Franchise Group, Inc.	463	16,719

		61,865

Specialty Retail (4.9%)
Aaron’s Co., Inc. (The)	1,309	33,615
Academy Sports & Outdoors, Inc.*	1,250	33,738
America’s Car-Mart, Inc.*	1,113	169,588
Asbury Automotive Group, Inc.*	1,806	354,879
Boot Barn Holdings, Inc.*	6,279	391,244
Camping World Holdings, Inc., Class A	7,937	288,748
Children’s Place, Inc. (The)*	2,436	169,789
Envela Corp.(x)*	2,014	10,110
GrowGeneration Corp.(x)*	9,817	487,807
Lithia Motors, Inc., Class A	3,066	1,196,016
Lumber Liquidators Holdings, Inc.*	872	21,905
Monro, Inc.	3,902	256,752
Murphy USA, Inc.	6,218	898,874
National Vision Holdings, Inc.*	16,113	706,233
OneWater Marine, Inc., Class A*	2,450	97,902
Party City Holdco, Inc.*	1,178,613	6,835,955
Rent-A-Center, Inc.	10,396	599,433
RH*	3,807	2,271,256
Sleep Number Corp.*	2,494	357,864
Sportsman’s Warehouse Holdings, Inc.*	10,520	181,365
Vroom, Inc.(x)*	497,673	19,404,270
Winmark Corp.	190	35,422

		34,802,765

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	16,112	1,296,210
Deckers Outdoor Corp.*	6,754	2,231,657
Steven Madden Ltd.	8,641	321,963
Superior Group of Cos., Inc.	259	6,584

		3,856,414

Total Consumer Discretionary		109,663,522

Consumer Staples (4.4%)
Beverages (0.2%)
Celsius Holdings, Inc.(x)*	8,671	416,641
Coca-Cola Consolidated, Inc.	1,129	326,033
MGP Ingredients, Inc.	2,272	134,389
National Beverage Corp.(x)	5,643	275,999
NewAge, Inc.(x)*	8,748	25,019

		1,178,081

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club Holdings, Inc.*	33,019	1,481,232
Natural Grocers by Vitamin Cottage, Inc.	1,142	20,042
PriceSmart, Inc.	334	32,315

		1,533,589

Food Products (3.6%)
B&G Foods, Inc.(x)	13,507	419,527
Bridgford Foods Corp.*	280	4,340
Calavo Growers, Inc.	4,057	314,986
Cal-Maine Foods, Inc.*	2,967	113,992
Freshpet, Inc.*	9,823	1,559,991
Hostess Brands, Inc.*	13,727	196,845
J & J Snack Foods Corp.	941	147,765
John B Sanfilippo & Son, Inc.	2,141	193,482
Laird Superfood, Inc.(x)*	369	13,826
Lancaster Colony Corp.	4,560	799,642
Limoneira Co.	666	11,655
Mission Produce, Inc.(x)*	861	16,368
Sanderson Farms, Inc.	3,771	587,446
Tootsie Roll Industries, Inc.(x)	3,319	109,958
Utz Brands, Inc.(x)	853,564	21,159,852
Vital Farms, Inc.(x)*	2,481	54,185

		25,703,860

Household Products (0.2%)
Central Garden & Pet Co.*	877	50,875
Central Garden & Pet Co., Class A*	2,879	149,391
WD-40 Co.	3,076	941,810

		1,142,076

Personal Products (0.2%)
elf Beauty, Inc.*	11,150	299,155
Inter Parfums, Inc.	4,241	300,814
Lifevantage Corp.*	3,013	28,172
Medifast, Inc.	2,726	577,421
Revlon, Inc., Class A(x)*	47	580
USANA Health Sciences, Inc.*	2,754	268,790
Veru, Inc.(x)*	13,172	141,928

		1,616,860

Tobacco (0.0%)
Turning Point Brands, Inc.	2,972	155,049
Vector Group Ltd.	4,155	57,963

		213,012

Total Consumer Staples		31,387,478

Energy (1.2%)
Energy Equipment & Services (0.1%)
Aspen Aerogels, Inc.*	573	11,655
Cactus, Inc., Class A	5,384	164,858
DMC Global, Inc.*	1,572	85,297

		261,810

Oil, Gas & Consumable Fuels (1.1%)
Ardmore Shipping Corp.*	1,083	4,917
Contango Oil & Gas Co.(x)*	5,561	21,688
Dorian LPG Ltd.*	954	12,526
Goodrich Petroleum Corp.*	844	7,984
Magnolia Oil & Gas Corp., Class A*	27,891	320,189
NextDecade Corp.*	1,888	5,041
Texas Pacific Land Corp.(x)	4,701	7,471,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Uranium Energy Corp.(x)*	18,704	$53,493

		7,897,748

Total Energy		8,159,558

Financials (5.8%)
Banks (0.4%)
Altabancorp	249	10,468
Bank First Corp.(x)	1,402	105,136
Bank7 Corp.	250	4,402
BayCom Corp.*	529	9,532
Cambridge Bancorp	421	35,499
Century Bancorp, Inc., Class A	67	6,252
Coastal Financial Corp.*	94	2,465
Customers Bancorp, Inc.*	392	12,473
Eastern Bankshares, Inc.	6,920	133,487
Esquire Financial Holdings, Inc.*	428	9,763
First Financial Bankshares, Inc.	31,234	1,459,565
First Foundation, Inc.	2,460	57,712
Glacier Bancorp, Inc.	2,474	141,216
Hanmi Financial Corp.	520	10,260
Independent Bank Corp.	496	41,758
Investors Bancorp, Inc.	13,690	201,106
Lakeland Financial Corp.	322	22,279
Meridian Corp.	267	6,942
National Bank Holdings Corp., Class A	1,488	59,044
Reliant Bancorp, Inc.	167	4,796
ServisFirst Bancshares, Inc.	8,769	537,803
Stock Yards Bancorp, Inc.	722	36,865
Unity Bancorp, Inc.	140	3,080
West BanCorp, Inc.	858	20,669
Westamerica Bancorp	677	42,502

		2,975,074

Capital Markets (4.4%)
ABG Acquisition Corp. I, Class A*	114,960	1,136,954
Artisan Partners Asset Management, Inc., Class A	5,689	296,795
AssetMark Financial Holdings, Inc.*	1,955	45,630
BowX Acquisition Corp., Class A*	156,540	1,828,387
Brightsphere Investment Group, Inc.	14,803	301,685
CM Life Sciences II, Inc.*	62,208	796,262
Cohen & Steers, Inc.	5,902	385,578
Cowen, Inc., Class A	2,273	79,896
Digital Transformation Opportunities Corp.*	39,816	393,382
Federated Hermes, Inc., Class B	6,787	212,433
Focus Financial Partners, Inc., Class A*	9,269	385,776
GAMCO Investors, Inc., Class A	1,016	18,847
Gores Holdings VI, Inc., Class A(x)*	378,272	5,182,326
Greenhill & Co., Inc.	3,652	60,185
Hamilton Lane, Inc., Class A	7,768	687,934
Houlihan Lokey, Inc.	12,484	830,311
Moelis & Co., Class A	12,761	700,324
Northern Star Acquisition Corp.*	147,725	1,798,552
PJT Partners, Inc., Class A	5,607	379,313
Pzena Investment Management, Inc., Class A	3,869	40,741
Ribbit LEAP Ltd.*	138,215	1,520,365
Siebert Financial Corp.*	3,205	12,980
Silvercrest Asset Management Group, Inc., Class A	907	13,043
Soaring Eagle Acquisition Corp.*	243,943	2,468,703
StepStone Group, Inc., Class A	2,251	79,393
StoneX Group, Inc.*	303	19,810
TPG Pace Tech Opportunities Corp., Class A(x)*	407,916	4,042,448
TS Innovation Acquisitions Corp., Class A(x)*	427,556	4,643,258
USHG Acquisition Corp.*	236,992	2,381,770
Value Line, Inc.	160	4,510
Virtus Investment Partners, Inc.	152	35,796

		30,783,387

Consumer Finance (0.1%)
Atlanticus Holdings Corp.*	1,120	33,970
Curo Group Holdings Corp.	4,423	64,531
FirstCash, Inc.	9,861	647,572
Green Dot Corp., Class A*	872	39,929
PROG Holdings, Inc.	2,052	88,831

		874,833

Diversified Financial Services (0.0%)
GWG Holdings, Inc.*	771	5,389

Insurance (0.8%)
BRP Group, Inc., Class A*	10,290	280,403
Crawford & Co., Class A	477	5,080
eHealth, Inc.*	6,210	451,653
FedNat Holding Co.	99	458
Goosehead Insurance, Inc., Class A	384	41,157
HCI Group, Inc.	411	31,573
Heritage Insurance Holdings, Inc.	411	4,554
Investors Title Co.	32	5,312
James River Group Holdings Ltd.	5,661	258,255
Kinsale Capital Group, Inc.	5,105	841,304
Midwest Holding, Inc.*	88	4,399
Oscar Health, Inc., Class A(x)*	61,109	1,642,610
Palomar Holdings, Inc.*	4,938	331,044
RLI Corp.	8,337	930,159
Selectquote, Inc.*	8,659	255,527
Trean Insurance Group, Inc.*	540	8,721
Trupanion, Inc.*	7,276	554,504
Universal Insurance Holdings, Inc.	1,421	20,377

		5,667,090

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	988	55,427

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	1,011	47,527
Columbia Financial, Inc.*	3,514	61,425
Federal Agricultural Mortgage Corp., Class C	440	44,317
FS Bancorp, Inc.	84	5,645
Greene County Bancorp, Inc.	145	3,626
Hingham Institution For Savings (The)	19	5,391
Home Point Capital, Inc.*	306	2,846
Kearny Financial Corp.	5,690	68,735
Luther Burbank Corp.	257	3,040
NMI Holdings, Inc., Class A*	1,390	32,860
PennyMac Financial Services, Inc.	1,171	78,305
Walker & Dunlop, Inc.	611	62,774
Waterstone Financial, Inc.	480	9,802

		426,293

Total Financials		40,787,493

Health Care (24.4%)
Biotechnology (10.2%)
4D Molecular Therapeutics, Inc.(x)*	39,659	1,720,407
89bio, Inc.*	1,875	44,400
Abcam plc (ADR)*	180,769	3,474,380
Abeona Therapeutics, Inc.*	3,627	6,819
ADMA Biologics, Inc.(x)*	12,342	21,722
Adverum Biotechnologies, Inc.*	18,494	182,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aeglea BioTherapeutics, Inc.*	8,996	$71,248
Affimed NV*	27,295	215,903
Agenus, Inc.*	37,701	102,547
Akebia Therapeutics, Inc.*	34,492	116,755
Akero Therapeutics, Inc.*	3,242	94,050
Akouos, Inc.*	4,693	65,092
Albireo Pharma, Inc.*	2,753	97,043
Alector, Inc.*	11,484	231,288
Aligos Therapeutics, Inc.(x)*	2,202	50,073
Allakos, Inc.*	6,334	727,017
Allogene Therapeutics, Inc.*	13,026	459,818
Allovir, Inc.(x)*	5,676	132,818
ALX Oncology Holdings, Inc.*	3,324	245,112
Amicus Therapeutics, Inc.*	62,195	614,487
Anavex Life Sciences Corp.(x)*	14,130	211,244
Annexon, Inc.*	5,069	141,121
Apellis Pharmaceuticals, Inc.*	14,507	622,495
Applied Molecular Transport, Inc.(x)*	4,215	185,502
Applied Therapeutics, Inc.(x)*	3,734	70,031
Aprea Therapeutics, Inc.*	1,415	7,216
Aravive, Inc.(x)*	2,392	15,763
Arcturus Therapeutics Holdings, Inc.(x)*	4,885	201,751
Arcus Biosciences, Inc.*	10,105	283,748
Arcutis Biotherapeutics, Inc.*	5,613	162,384
Ardelyx, Inc.*	17,413	115,274
Arena Pharmaceuticals, Inc.*	1,192	82,713
Arrowhead Pharmaceuticals, Inc.*	24,670	1,635,868
Assembly Biosciences, Inc.*	3,424	15,750
Atara Biotherapeutics, Inc.*	14,120	202,763
Athenex, Inc.(x)*	16,639	71,548
Athersys, Inc.(x)*	41,832	75,298
Atreca, Inc., Class A*	6,307	96,686
AVEO Pharmaceuticals, Inc.(x)*	3,104	22,721
Avid Bioservices, Inc.*	13,161	239,925
Avidity Biosciences, Inc.*	5,841	127,392
Avrobio, Inc.*	8,745	110,974
Axcella Health, Inc.*	3,406	16,213
Aziyo Biologics, Inc., Class A(x)*	491	6,786
Beam Therapeutics, Inc.(x)*	9,634	771,105
Beyondspring, Inc.(x)*	4,549	50,357
BioAtla, Inc.(x)*	2,205	112,102
BioCryst Pharmaceuticals, Inc.(x)*	33,616	341,875
Biohaven Pharmaceutical Holding Co. Ltd.*	11,617	794,022
Bioxcel Therapeutics, Inc.(x)*	2,898	125,078
Black Diamond Therapeutics, Inc.*	4,253	103,178
Blueprint Medicines Corp.*	13,359	1,298,896
Bolt Biotherapeutics, Inc.(x)*	2,407	79,214
BrainStorm Cell Therapeutics, Inc.(x)*	5,897	22,586
Bridgebio Pharma, Inc.*	22,686	1,397,458
C4 Therapeutics, Inc.(x)*	2,060	76,199
Calithera Biosciences, Inc.*	15,229	36,854
Calyxt, Inc.*	2,635	15,863
CareDx, Inc.*	12,137	826,408
CASI Pharmaceuticals, Inc.(x)*	16,374	39,298
Catabasis Pharmaceuticals, Inc.(x)*	3,519	10,170
Catalyst Pharmaceuticals, Inc.*	23,841	109,907
CEL-SCI Corp.(x)*	7,292	110,911
Centogene NV*	1,742	21,130
Checkmate Pharmaceuticals, Inc.*	1,704	20,687
Checkpoint Therapeutics, Inc.(x)*	11,923	37,438
ChemoCentryx, Inc.*	12,007	615,239
Chinook Therapeutics, Inc.*	2,931	45,548
Cidara Therapeutics, Inc.(x)*	5,185	13,792
Clovis Oncology, Inc.(x)*	19,477	136,729
Codiak Biosciences, Inc.*	1,535	23,148
Cohbar, Inc.(m)(x)*	7,188	9,776
Coherus Biosciences, Inc.*	14,033	205,022
Constellation Pharmaceuticals, Inc.*	7,584	177,390
ContraFect Corp.(x)*	5,025	24,120
Corbus Pharmaceuticals Holdings, Inc.(x)*	21,977	43,295
Cortexyme, Inc.(x)*	3,640	131,149
Crinetics Pharmaceuticals, Inc.*	6,596	100,787
Cue Biopharma, Inc.*	6,616	80,715
Cullinan Oncology, Inc.(x)*	2,490	103,758
Cytokinetics, Inc.*	13,961	324,733
CytomX Therapeutics, Inc.*	14,986	115,842
Decibel Therapeutics, Inc.(x)*	1,407	15,984
Deciphera Pharmaceuticals, Inc.*	9,434	423,021
Denali Therapeutics, Inc.*	15,182	866,892
DermTech, Inc.(x)*	2,466	125,248
Dicerna Pharmaceuticals, Inc.*	15,939	407,560
Dyadic International, Inc.(x)*	4,885	26,819
Dynavax Technologies Corp.(x)*	21,869	214,972
Dyne Therapeutics, Inc.*	3,149	48,904
Eagle Pharmaceuticals, Inc.*	2,581	107,731
Editas Medicine, Inc.*	29,710	1,247,820
Eiger BioPharmaceuticals, Inc.*	7,782	68,871
Emergent BioSolutions, Inc.*	10,891	1,011,883
Enanta Pharmaceuticals, Inc.*	344	16,966
Epizyme, Inc.*	13,697	119,301
Esperion Therapeutics, Inc.(x)*	6,272	175,930
Evelo Biosciences, Inc.(x)*	5,339	57,127
Exicure, Inc.*	11,455	24,972
Fate Therapeutics, Inc.*	18,376	1,515,101
Fennec Pharmaceuticals, Inc.*	4,249	26,386
FibroGen, Inc.*	17,506	607,633
Flexion Therapeutics, Inc.(x)*	10,557	94,485
Foghorn Therapeutics, Inc.(x)*	1,184	15,605
Forma Therapeutics Holdings, Inc.*	5,788	162,180
Fortress Biotech, Inc.*	17,239	60,854
Frequency Therapeutics, Inc.(x)*	6,095	57,902
G1 Therapeutics, Inc.*	3,986	95,903
Galectin Therapeutics, Inc.(x)*	7,721	16,755
Galera Therapeutics, Inc.*	1,896	16,723
Generation Bio Co.*	7,677	218,487
Genprex, Inc.(x)*	5,540	23,877
Gossamer Bio, Inc.*	6,391	59,117
Gritstone Oncology, Inc.(x)*	933	8,798
Halozyme Therapeutics, Inc.*	32,106	1,338,499
Harpoon Therapeutics, Inc.*	3,282	68,659
Heron Therapeutics, Inc.*	21,076	341,642
Homology Medicines, Inc.*	8,186	77,030
Hookipa Pharma, Inc.*	3,451	46,416
iBio, Inc.(x)*	47,782	73,584
Ideaya Biosciences, Inc.*	602	14,147
IGM Biosciences, Inc.(x)*	1,751	134,284
Immunic, Inc.*	723	11,525
ImmunityBio, Inc.(x)*	6,440	152,886
ImmunoGen, Inc.*	20,180	163,458
Immunome, Inc.(x)*	556	18,837
Immunovant, Inc.*	9,265	148,611
Inhibrx, Inc.*	1,442	28,941
Inovio Pharmaceuticals, Inc.(x)*	44,671	414,547
Inozyme Pharma, Inc.(x)*	2,311	45,758
Insmed, Inc.*	24,465	833,278
Intellia Therapeutics, Inc.*	28,697	2,303,078
Intercept Pharmaceuticals, Inc.*	6,449	148,843
Invitae Corp.(x)*	29,284	1,118,942
Ironwood Pharmaceuticals, Inc.*	38,640	431,995
iTeos Therapeutics, Inc.*	3,767	128,756
Kadmon Holdings, Inc.*	42,574	165,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
KalVista Pharmaceuticals, Inc.*	905	$23,249
Karuna Therapeutics, Inc.*	3,818	459,038
Karyopharm Therapeutics, Inc.(x)*	16,908	177,872
Keros Therapeutics, Inc.*	2,891	177,941
Kindred Biosciences, Inc.*	6,834	33,965
Kiniksa Pharmaceuticals Ltd., Class A*	5,801	107,377
Kinnate Biopharma, Inc.(x)*	2,587	80,611
Kodiak Sciences, Inc.*	7,966	903,265
Kronos Bio, Inc.(x)*	2,855	83,566
Krystal Biotech, Inc.(x)*	3,636	280,117
Kura Oncology, Inc.*	15,042	425,237
Kymera Therapeutics, Inc.*	1,839	71,464
La Jolla Pharmaceutical Co.(x)*	3,999	16,956
Lexicon Pharmaceuticals, Inc.(x)*	12,153	71,338
Ligand Pharmaceuticals, Inc.(x)*	3,488	531,746
LogicBio Therapeutics, Inc.(x)*	3,429	24,963
MacroGenics, Inc.*	4,761	151,638
Madrigal Pharmaceuticals, Inc.*	2,110	246,807
Magenta Therapeutics, Inc.*	4,600	54,464
MannKind Corp.(x)*	53,783	210,829
Marker Therapeutics, Inc.(x)*	4,411	9,881
MediciNova, Inc.(x)*	10,935	55,222
MEI Pharma, Inc.(x)*	23,717	81,349
MeiraGTx Holdings plc*	5,252	75,786
Mersana Therapeutics, Inc.*	12,630	204,353
Metacrine, Inc.(x)*	1,104	6,845
Minerva Neurosciences, Inc.*	8,608	25,135
Mirati Therapeutics, Inc.*	10,324	1,768,501
Mirum Pharmaceuticals, Inc.*	579	11,476
Molecular Templates, Inc.*	6,386	80,591
Morphic Holding, Inc.*	3,328	210,596
Mustang Bio, Inc.*	11,864	39,388
Natera, Inc.*	17,140	1,740,396
Neoleukin Therapeutics, Inc.*	7,908	97,347
NeuBase Therapeutics, Inc.*	3,397	25,104
NeuroBo Pharmaceuticals, Inc.(x)*	914	4,022
NexImmune, Inc.(x)*	1,222	23,316
NextCure, Inc.*	3,563	35,666
Nkarta, Inc.*	3,895	128,146
Novavax, Inc.*	4,018	728,504
Nurix Therapeutics, Inc.(x)*	4,558	141,708
Nymox Pharmaceutical Corp.*	6,763	15,014
Olema Pharmaceuticals, Inc.*	2,317	76,878
Olink Holding AB (ADR)*	61,790	2,224,440
Oncocyte Corp.*	16,747	86,917
Oncorus, Inc.(x)*	1,091	15,187
Organogenesis Holdings, Inc.*	5,969	108,755
Orgenesis, Inc.(x)*	346	1,983
ORIC Pharmaceuticals, Inc.*	5,124	125,538
Ovid therapeutics, Inc.(x)*	11,475	46,129
Oyster Point Pharma, Inc.*	1,383	25,281
Pandion Therapeutics, Inc.(x)*	2,396	143,880
Passage Bio, Inc.*	83,355	1,457,045
PhaseBio Pharmaceuticals, Inc.(x)*	3,201	11,075
Pieris Pharmaceuticals, Inc.*	15,150	38,936
PMV Pharmaceuticals, Inc.(x)*	2,601	85,547
Poseida Therapeutics, Inc.(x)*	6,380	60,929
Praxis Precision Medicines, Inc.(x)*	2,067	67,715
Precigen, Inc.(x)*	14,152	97,507
Precision BioSciences, Inc.(x)*	10,658	110,310
Prelude Therapeutics, Inc.(x)*	1,913	82,890
Protagonist Therapeutics, Inc.*	8,494	219,995
Protara Therapeutics, Inc.*	804	12,655
PTC Therapeutics, Inc.*	14,949	707,835
Puma Biotechnology, Inc.*	7,419	72,113
Radius Health, Inc.*	10,926	227,916
RAPT Therapeutics, Inc.*	2,557	56,765
REGENXBIO, Inc.*	9,418	321,248
Relay Therapeutics, Inc.*	36,600	1,265,262
Replimune Group, Inc.*	5,733	174,914
REVOLUTION Medicines, Inc.*	10,302	472,656
Rhythm Pharmaceuticals, Inc.*	9,250	196,747
Rigel Pharmaceuticals, Inc.*	40,263	137,699
Rocket Pharmaceuticals, Inc.*	9,036	400,927
Rubius Therapeutics, Inc.(x)*	1,602	42,453
Sana Biotechnology, Inc.*	76,076	2,546,264
Sangamo Therapeutics, Inc.*	27,591	345,715
Scholar Rock Holding Corp.(x)*	6,155	311,812
Scopus Biopharma, Inc.*	1,085	9,168
Selecta Biosciences, Inc.*	6,297	28,494
Sensei Biotherapeutics, Inc.(x)*	1,508	21,911
Seres Therapeutics, Inc.*	13,167	271,109
Shattuck Labs, Inc.(x)*	2,436	71,229
Sigilon Therapeutics, Inc.*	1,498	33,480
Silverback Therapeutics, Inc.(x)*	2,409	105,105
Soleno Therapeutics, Inc.*	10,701	13,483
Solid Biosciences, Inc.(x)*	437	2,417
Sorrento Therapeutics, Inc.(x)*	60,595	501,121
Spero Therapeutics, Inc.(x)*	4,473	65,843
SpringWorks Therapeutics, Inc.*	5,803	426,927
Spruce Biosciences, Inc.(x)*	1,151	19,107
SQZ Biotechnologies Co.(x)*	739	10,110
Stoke Therapeutics, Inc.*	3,287	127,667
Sutro Biopharma, Inc.*	6,765	153,971
Syndax Pharmaceuticals, Inc.*	7,501	167,722
Syros Pharmaceuticals, Inc.*	11,502	86,035
Taysha Gene Therapies, Inc.(x)*	1,521	30,876
TCR2 Therapeutics, Inc.*	667	14,727
TG Therapeutics, Inc.*	25,068	1,208,278
Translate Bio, Inc.*	16,633	274,278
Travere Therapeutics, Inc.*	13,389	334,323
Turning Point Therapeutics, Inc.*	8,417	796,164
Twist Bioscience Corp.*	11,327	1,402,962
Tyme Technologies, Inc.(x)*	16,117	28,688
Ultragenyx Pharmaceutical, Inc.*	15,343	1,746,954
UNITY Biotechnology, Inc.(x)*	8,586	51,516
UroGen Pharma Ltd.(x)*	2,680	52,206
Vaxart, Inc.(x)*	10,742	64,989
Vaxcyte, Inc.(x)*	5,520	109,020
VBI Vaccines, Inc.(x)*	34,461	107,174
Veracyte, Inc.*	15,994	859,678
Verastem, Inc.*	18,484	45,655
Vericel Corp.(x)*	9,693	538,446
Viking Therapeutics, Inc.(x)*	1,069	6,761
Vir Biotechnology, Inc.*	12,942	663,536
Vor BioPharma, Inc.(x)*	2,183	94,087
Voyager Therapeutics, Inc.*	5,475	25,787
vTv Therapeutics, Inc., Class A*	1,909	5,383
Xencor, Inc.*	12,719	547,680
XOMA Corp.(x)*	1,276	52,074
Y-mAbs Therapeutics, Inc.*	7,445	225,137
Zentalis Pharmaceuticals, Inc.*	6,412	278,217
ZIOPHARM Oncology, Inc.(x)*	34,086	122,710

		71,918,323

Health Care Equipment & Supplies (3.5%)
Accelerate Diagnostics, Inc.(x)*	7,787	64,788
Accuray, Inc.*	21,718	107,504
Acutus Medical, Inc.(x)*	2,812	37,596
Alphatec Holdings, Inc.*	11,631	183,653
Angle plc*	1,920,203	2,130,989
Antares Pharma, Inc.*	40,681	167,199
Apyx Medical Corp.*	644	6,221
Aspira Women’s Health, Inc.(x)*	19,460	131,355
AtriCure, Inc.*	10,555	691,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atrion Corp.	341	$218,687
Axogen, Inc.*	9,253	187,466
Axonics Modulation Technologies, Inc.*	7,306	437,556
Bellerophon Therapeutics, Inc.(x)*	1,331	6,908
Beyond Air, Inc.(x)*	4,895	26,923
BioLife Solutions, Inc.(x)*	3,352	120,672
BioSig Technologies, Inc.*	6,000	25,860
Bioventus, Inc., Class A(x)*	1,440	22,003
Cantel Medical Corp.*	9,164	731,654
Cardiovascular Systems, Inc.*	9,435	361,738
Cerus Corp.*	39,298	236,181
Chembio Diagnostics, Inc.(x)*	5,751	20,186
Co-Diagnostics, Inc.(x)*	6,251	59,635
CONMED Corp.	6,567	857,585
CryoLife, Inc.*	7,499	169,327
CryoPort, Inc.*	9,628	500,752
Cutera, Inc.*	4,106	123,385
CytoSorbents Corp.*	9,893	85,871
Eargo, Inc.*	1,561	77,972
Electromed, Inc.*	1,431	15,083
GenMark Diagnostics, Inc.*	16,801	401,544
Glaukos Corp.*	10,304	864,815
Heska Corp.*	600	101,076
Inari Medical, Inc.*	3,169	339,083
Inogen, Inc.*	2,920	153,358
Integer Holdings Corp.*	4,993	459,855
Intersect ENT, Inc.*	8,057	168,230
iRadimed Corp.*	1,168	30,099
iRhythm Technologies, Inc.*	6,976	968,687
Lantheus Holdings, Inc.*	15,841	338,522
LeMaitre Vascular, Inc.	3,156	153,950
LivaNova plc*	8,331	614,245
Lucira Health, Inc.(x)*	2,038	24,660
Meridian Bioscience, Inc.*	8,900	233,625
Merit Medical Systems, Inc.*	13,084	783,470
Mesa Laboratories, Inc.	1,161	282,704
Milestone Scientific, Inc.(x)*	9,787	34,940
Misonix, Inc.*	1,364	26,721
Natus Medical, Inc.*	2,235	57,238
Nemaura Medical, Inc.(x)*	1,303	9,955
Neogen Corp.*	12,723	1,130,947
Nevro Corp.*	8,216	1,146,132
NuVasive, Inc.*	12,431	814,976
OraSure Technologies, Inc.*	11,019	128,592
Ortho Clinical Diagnostics Holdings plc*	16,855	325,217
OrthoPediatrics Corp.*	3,298	160,778
Outset Medical, Inc.*	33,298	1,811,078
PAVmed, Inc.(x)*	14,895	66,134
Pulmonx Corp.*	2,163	98,936
Pulse Biosciences, Inc.(x)*	3,581	84,798
Quotient Ltd.(x)*	339,253	1,248,451
Repro-Med Systems, Inc.(x)*	5,834	20,536
Retractable Technologies, Inc.(x)*	2,812	36,050
Rockwell Medical, Inc.(x)*	12,703	14,735
Shockwave Medical, Inc.*	6,872	895,147
SI-BONE, Inc.*	6,953	221,175
Sientra, Inc.*	10,635	77,529
Silk Road Medical, Inc.*	6,529	330,694
Soliton, Inc.(x)*	1,800	31,626
STAAR Surgical Co.*	11,051	1,164,886
Stereotaxis, Inc.*	10,578	71,084
Surmodics, Inc.*	3,327	186,545
Tactile Systems Technology, Inc.*	4,427	241,227
Talis Biomedical Corp.(x)*	2,591	33,294
Tela Bio, Inc.*	1,504	22,410
TransMedics Group, Inc.*	6,088	252,591
Utah Medical Products, Inc.	595	51,527
Vapotherm, Inc.*	4,925	118,299
Venus Concept, Inc.(x)*	2,137	5,022
ViewRay, Inc.*	11,169	48,585
VolitionRX Ltd.(x)*	7,630	28,841
Zynex, Inc.(x)*	4,715	71,998

		24,792,930

Health Care Providers & Services (4.3%)
1Life Healthcare, Inc.*	18,989	742,090
Accolade, Inc.*	6,316	286,557
AdaptHealth Corp.(x)*	18,056	663,739
Addus HomeCare Corp.*	3,550	371,295
AMN Healthcare Services, Inc.*	11,270	830,599
Apollo Medical Holdings, Inc.*	4,773	129,301
Apria, Inc.(x)*	1,494	41,727
Avalon GloboCare Corp.(x)*	3,063	3,277
Biodesix, Inc.(x)*	623	12,653
Castle Biosciences, Inc.*	3,513	240,500
CorVel Corp.*	2,098	215,234
Covetrus, Inc.*	459,312	13,765,581
Cross Country Healthcare, Inc.*	819	10,229
Ensign Group, Inc. (The)	12,493	1,172,343
Exagen, Inc.*	1,127	19,723
Fulgent Genetics, Inc.(x)*	3,276	316,527
Hanger, Inc.*	1,035	23,619
HealthEquity, Inc.*	45,905	3,121,540
InfuSystem Holdings, Inc.*	3,646	74,233
Joint Corp. (The)*	3,230	156,235
LHC Group, Inc.*	7,330	1,401,569
Magellan Health, Inc.*	2,338	217,995
ModivCare, Inc.*	2,904	430,140
National Research Corp.*	3,358	157,255
Ontrak, Inc.(x)*	1,828	59,520
Option Care Health, Inc.*	19,381	343,819
Pennant Group, Inc. (The)*	6,084	278,647
PetIQ, Inc.*	5,151	181,624
Progenity, Inc.(x)*	4,466	21,258
Progyny, Inc.*	6,420	285,754
R1 RCM, Inc.*	26,171	645,900
RadNet, Inc.*	10,591	230,354
Select Medical Holdings Corp.*	26,228	894,375
Sharps Compliance Corp.(x)*	3,839	55,166
Signify Health, Inc., Class A(x)*	68,911	2,016,336
Surgery Partners, Inc.*	6,240	276,182
Tenet Healthcare Corp.*	2,507	130,364
Tivity Health, Inc.*	5,180	115,618
Triple-S Management Corp., Class B*	479	12,468
US Physical Therapy, Inc.	3,037	316,152
Viemed Healthcare, Inc.*	8,682	87,862

		30,355,360

Health Care Technology (2.1%)
Allscripts Healthcare Solutions, Inc.*	1,772	26,607
Evolent Health, Inc., Class A*	3,083	62,277
Health Catalyst, Inc.*	8,075	377,668
HMS Holdings Corp.*	21,283	786,939
iCAD, Inc.*	4,841	102,726
Inovalon Holdings, Inc., Class A*	18,000	518,040
Inspire Medical Systems, Inc.*	38,313	7,930,408
NantHealth, Inc.(x)*	5,491	17,626
Omnicell, Inc.*	10,234	1,329,090
OptimizeRx Corp.*	4,018	195,877
Phreesia, Inc.*	8,058	419,822
Schrodinger, Inc.*	31,128	2,374,755
Simulations Plus, Inc.	3,652	230,952
Tabula Rasa HealthCare, Inc.(x)*	5,087	234,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vocera Communications, Inc.*	7,926	$304,834

		14,911,877

Life Sciences Tools & Services (3.2%)
Adaptive Biotechnologies Corp.*	19,201	773,032
Champions Oncology, Inc.*	1,383	15,628
ChromaDex Corp.(x)*	9,977	93,185
Codexis, Inc.*	14,029	321,124
Fluidigm Corp.(x)*	1,206	5,451
Luminex Corp.	10,310	328,889
Medpace Holdings, Inc.*	6,667	1,093,721
NanoString Technologies, Inc.*	197,388	12,970,365
NeoGenomics, Inc.*	26,185	1,262,903
Pacific Biosciences of California, Inc.*	38,580	1,285,100
Personalis, Inc.*	6,425	158,119
Quanterix Corp.*	5,812	339,828
Seer, Inc.(x)*	70,446	3,523,709

		22,171,054

Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.(x)*	4,201	7,142
Aerie Pharmaceuticals, Inc.*	9,084	162,331
Agile Therapeutics, Inc.(x)*	13,988	29,095
Amneal Pharmaceuticals, Inc.*	23,487	158,068
Amphastar Pharmaceuticals, Inc.*	8,900	163,048
Angion Biomedica Corp.(x)*	1,117	20,184
ANI Pharmaceuticals, Inc.*	1,380	49,873
Aquestive Therapeutics, Inc.(x)*	4,701	24,445
Arvinas, Inc.*	8,735	577,384
Atea Pharmaceuticals, Inc.(x)*	2,782	171,789
Athira Pharma, Inc.(x)*	2,758	50,747
Avenue Therapeutics, Inc.(x)*	1,336	8,110
Axsome Therapeutics, Inc.*	6,690	378,788
BioDelivery Sciences International, Inc.*	22,090	86,372
Cara Therapeutics, Inc.*	10,240	222,310
Cassava Sciences, Inc.(x)*	2,719	122,219
Cerecor, Inc.(x)*	10,921	32,981
Chiasma, Inc.*	14,040	43,945
Collegium Pharmaceutical, Inc.*	8,484	201,071
Corcept Therapeutics, Inc.*	23,493	558,898
CorMedix, Inc.(x)*	6,928	69,211
Durect Corp.*	53,787	106,498
Eloxx Pharmaceuticals, Inc.(x)*	6,285	20,866
Endo International plc*	24,076	178,403
Eton Pharmaceuticals, Inc.(x)*	3,657	26,769
Evofem Biosciences, Inc.*	16,446	28,781
Evolus, Inc.(x)*	2,264	29,409
Fulcrum Therapeutics, Inc.*	3,970	46,767
Graybug Vision, Inc.*	1,082	6,005
Harmony Biosciences Holdings, Inc.(x)*	1,398	46,190
Harrow Health, Inc.(x)*	5,904	39,852
IMARA, Inc.(x)*	1,591	13,428
Innoviva, Inc.*	15,118	180,660
Intra-Cellular Therapies, Inc.*	6,061	205,650
Kala Pharmaceuticals, Inc.(x)*	8,196	55,241
Kaleido Biosciences, Inc.(x)*	3,691	29,897
Landos Biopharma, Inc.(x)*	1,261	12,143
Liquidia Corp.(x)*	5,540	14,903
Lyra Therapeutics, Inc.*	1,424	16,504
Marinus Pharmaceuticals, Inc.(x)*	7,035	108,902
NGM Biopharmaceuticals, Inc.*	5,652	164,304
Ocular Therapeutix, Inc.*	17,579	288,471
Odonate Therapeutics, Inc.*	3,997	13,670
Omeros Corp.(x)*	14,142	251,728
Optinose, Inc.(x)*	8,096	29,874
Osmotica Pharmaceuticals plc(x)*	1,694	5,522
Pacira BioSciences, Inc.*	10,304	722,207
Paratek Pharmaceuticals, Inc.(x)*	9,916	70,007
Phathom Pharmaceuticals, Inc.*	2,845	106,858
Phibro Animal Health Corp., Class A	4,502	109,849
Pliant Therapeutics, Inc.(x)*	4,555	179,148
Prestige Consumer Healthcare, Inc.*	4,195	184,916
Provention Bio, Inc.*	12,798	134,315
Recro Pharma, Inc.*	4,127	11,514
Relmada Therapeutics, Inc.*	3,448	121,404
Revance Therapeutics, Inc.*	11,569	323,354
Satsuma Pharmaceuticals, Inc.*	2,003	11,838
scPharmaceuticals, Inc.*	1,057	7,029
SIGA Technologies, Inc.*	12,722	82,693
Strongbridge Biopharma plc*	8,791	24,263
Supernus Pharmaceuticals, Inc.*	2,824	73,932
Tarsus Pharmaceuticals, Inc.(x)*	1,333	42,963
Terns Pharmaceuticals, Inc.(x)*	1,665	36,630
TherapeuticsMD, Inc.(x)*	70,368	94,293
Theravance Biopharma, Inc.(x)*	9,681	197,589
Tricida, Inc.*	6,400	33,856
Verrica Pharmaceuticals, Inc.*	3,299	49,980
VYNE Therapeutics, Inc.(x)*	1,129	7,728
WaVe Life Sciences Ltd.*	8,175	45,862
Xeris Pharmaceuticals, Inc.(x)*	11,400	51,414
Zogenix, Inc.*	13,347	260,533

		8,042,623

Total Health Care		172,192,167

Industrials (9.8%)
Aerospace & Defense (2.1%)
Aerojet Rocketdyne Holdings, Inc.	17,415	817,808
AeroVironment, Inc.*	5,228	606,762
Axon Enterprise, Inc.*	86,287	12,288,995
Cubic Corp.	898	66,964
Kaman Corp.	626	32,108
Kratos Defense & Security Solutions, Inc.*	29,341	800,422
National Presto Industries, Inc.	80	8,166
PAE, Inc.*	14,094	127,128
Parsons Corp.*	3,803	153,793
Vectrus, Inc.*	1,060	56,646

		14,958,792

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	14,126	413,327
Atlas Air Worldwide Holdings, Inc.*	383	23,148
Forward Air Corp.	4,127	366,519

		802,994

Airlines (0.0%)
Allegiant Travel Co.*	366	89,326

Building Products (1.0%)
AAON, Inc.	9,911	693,869
Advanced Drainage Systems, Inc.	13,569	1,402,899
Alpha Pro Tech Ltd.(x)*	2,704	26,391
Apogee Enterprises, Inc.	995	40,676
Builders FirstSource, Inc.*	25,323	1,174,227
Cornerstone Building Brands, Inc.*	4,431	62,167
CSW Industrials, Inc.	3,297	445,095
Gibraltar Industries, Inc.*	1,800	164,718
Masonite International Corp.*	5,893	679,109
PGT Innovations, Inc.*	5,095	128,649
Simpson Manufacturing Co., Inc.	10,507	1,089,891
UFP Industries, Inc.	12,158	922,063

		6,829,754

Commercial Services & Supplies (0.7%)
Brady Corp., Class A	8,527	455,768
Brink’s Co. (The)	11,872	940,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*	10,173	$646,698
Cimpress plc*	1,382	138,380
Covanta Holding Corp.	11,606	160,859
Healthcare Services Group, Inc.	18,071	506,530
Interface, Inc.	3,000	37,440
Montrose Environmental Group, Inc.*	1,970	98,874
Pitney Bowes, Inc.	13,090	107,862
Tetra Tech, Inc.	12,989	1,762,867
UniFirst Corp.	216	48,321

		4,904,218

Construction & Engineering (0.3%)
Ameresco, Inc., Class A*	5,887	286,285
Comfort Systems USA, Inc.	2,487	185,953
Construction Partners, Inc., Class A*	2,877	85,965
Dycom Industries, Inc.*	5,332	495,076
EMCOR Group, Inc.	1,123	125,956
Granite Construction, Inc.	1,361	54,780
HC2 Holdings, Inc.*	12,138	47,824
IES Holdings, Inc.*	630	31,758
MasTec, Inc.*	909	85,173
MYR Group, Inc.*	2,533	181,540
NV5 Global, Inc.*	2,412	232,927
Primoris Services Corp.	6,580	217,995
Sterling Construction Co., Inc.*	1,267	29,394
WillScot Mobile Mini Holdings Corp.*	14,517	402,847

		2,463,473

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	1,669	85,670
Atkore, Inc.*	11,293	811,967
Bloom Energy Corp., Class A*	20,163	545,409
EnerSys	983	89,256
FuelCell Energy, Inc.(x)*	50,491	727,575
Orion Energy Systems, Inc.(x)*	7,132	49,639
Plug Power, Inc.*	99,409	3,562,819
Sunrun, Inc.*	38,303	2,316,565
TPI Composites, Inc.*	7,379	416,397
Vicor Corp.*	4,622	393,009

		8,998,306

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	646	24,761

Machinery (1.5%)
Agrify Corp.(x)*	757	9,447
Alamo Group, Inc.	1,949	304,336
Albany International Corp., Class A	6,120	510,836
Blue Bird Corp.*	1,545	38,671
Douglas Dynamics, Inc.	5,004	230,935
Energy Recovery, Inc.*	9,384	172,103
Enerpac Tool Group Corp.	5,362	140,055
ESCO Technologies, Inc.	5,702	620,891
Evoqua Water Technologies Corp.*	27,883	733,323
ExOne Co. (The)(x)*	2,682	84,108
Federal Signal Corp.	13,271	508,279
Franklin Electric Co., Inc.	10,306	813,556
Gencor Industries, Inc.*	300	4,023
Gorman-Rupp Co. (The)	650	21,522
Helios Technologies, Inc.	3,317	241,710
Hydrofarm Holdings Group, Inc.(x)*	986	59,476
John Bean Technologies Corp.	7,557	1,007,650
Kadant, Inc.	2,746	508,038
Lindsay Corp.	2,598	432,879
Luxfer Holdings plc	311	6,618
Meritor, Inc.*	12,908	379,753
Mueller Water Products, Inc., Class A	2,321	32,239
Omega Flex, Inc.	688	108,621
Proto Labs, Inc.*	6,457	786,140
RBC Bearings, Inc.*	5,955	1,171,765
REV Group, Inc.	769	14,734
Rexnord Corp.	2,312	108,872
Shyft Group, Inc. (The)	8,229	306,119
SPX Corp.*	7,668	446,814
Tennant Co.	4,462	356,469
Watts Water Technologies, Inc., Class A	2,936	348,826
Welbilt, Inc.*	8,679	141,034

		10,649,842

Professional Services (1.7%)
Akerna Corp.(x)*	5,714	28,227
ASGN, Inc.*	10,145	968,239
Barrett Business Services, Inc.	117	8,057
CBIZ, Inc.*	2,143	69,990
CRA International, Inc.	1,344	100,316
Exponent, Inc.	12,361	1,204,580
Forrester Research, Inc.*	2,638	112,062
Franklin Covey Co.*	3,193	90,330
Huron Consulting Group, Inc.*	442	22,268
ICF International, Inc.	2,230	194,902
Insperity, Inc.	4,325	362,176
KBR, Inc.	4,288	164,616
Kforce, Inc.	4,722	253,099
ManTech International Corp., Class A	2,753	239,373
Mastech Digital, Inc.*	813	14,317
Red Violet, Inc.(x)*	1,773	32,659
TriNet Group, Inc.*	9,944	775,234
Upwork, Inc.*	156,338	6,999,252
Willdan Group, Inc.*	1,787	73,356

		11,713,053

Road & Rail (0.5%)
Avis Budget Group, Inc.*	12,705	921,621
Daseke, Inc.*	11,254	95,546
Marten Transport Ltd.	6,846	116,177
PAM Transportation Services, Inc.*	32	1,974
Saia, Inc.*	6,333	1,460,263
Universal Logistics Holdings, Inc.	1,160	30,520
Werner Enterprises, Inc.	12,814	604,436

		3,230,537

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	3,761	342,890
Boise Cascade Co.	1,675	100,215
CAI International, Inc.	733	33,366
EVI Industries, Inc.(x)*	55,634	1,600,590
Herc Holdings, Inc.*	347	35,162
Lawson Products, Inc.*	560	29,042
McGrath RentCorp	3,329	268,484
SiteOne Landscape Supply, Inc.*	10,598	1,809,503
Systemax, Inc.	2,085	85,735
Transcat, Inc.*	1,789	87,804

		4,392,791

Total Industrials		69,057,847

Information Technology (20.3%)
Communications Equipment (0.4%)
CalAmp Corp.*	5,909	64,113
Calix, Inc.*	12,689	439,801
Cambium Networks Corp.*	1,938	90,543
Casa Systems, Inc.*	8,370	79,766
Clearfield, Inc.*	2,610	78,639
Extreme Networks, Inc.*	28,454	248,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Genasys, Inc.*	8,535	$57,099
Infinera Corp.(x)*	20,116	193,717
Inseego Corp.(x)*	17,218	172,180
Plantronics, Inc.*	2,683	104,396
Resonant, Inc.(x)*	12,546	53,195
Viavi Solutions, Inc.*	55,260	867,582

		2,450,003

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc.*	1,399	67,852
Akoustis Technologies, Inc.(x)*	8,650	115,391
Badger Meter, Inc.	7,030	654,282
ePlus, Inc.*	2,650	264,046
Fabrinet*	8,870	801,759
FARO Technologies, Inc.*	3,929	340,134
II-VI, Inc.*	21,815	1,491,492
Insight Enterprises, Inc.*	2,322	221,565
Intellicheck, Inc.*	4,420	37,040
Iteris, Inc.*	10,932	67,450
Itron, Inc.*	10,625	941,906
Luna Innovations, Inc.*	7,518	79,165
Methode Electronics, Inc.	1,563	65,615
Napco Security Technologies, Inc.*	3,395	118,248
nLight, Inc.*	8,390	271,836
Novanta, Inc.*	8,255	1,088,752
OSI Systems, Inc.*	4,051	389,301
PAR Technology Corp.*	4,552	297,746
PC Connection, Inc.	196	9,092
Plexus Corp.(x)*	5,598	514,120
Research Frontiers, Inc.(x)*	6,122	17,386
Rogers Corp.*	771	145,110
Wrap Technologies, Inc.(x)*	2,282	12,688

		8,011,976

IT Services (2.9%)
Brightcove, Inc.*	9,492	190,979
Cardtronics plc, Class A*	6,334	245,759
Cass Information Systems, Inc.	3,406	157,596
Contra Bmtechnologies(r)*	60	527
CSG Systems International, Inc.	7,824	351,219
Evertec, Inc.	14,540	541,179
Evo Payments, Inc., Class A*	11,068	304,591
ExlService Holdings, Inc.*	8,011	722,272
Fastly, Inc., Class A(x)*	178,717	12,024,080
GreenSky, Inc., Class A(x)*	15,301	94,713
Grid Dynamics Holdings, Inc.(x)*	6,555	104,421
GTT Communications, Inc.(x)*	5,992	10,965
Hackett Group, Inc. (The)	5,542	90,834
I3 Verticals, Inc., Class A*	4,434	138,008
IBEX Holdings Ltd.*	715	15,730
International Money Express, Inc.*	6,894	103,479
Limelight Networks, Inc.(x)*	28,173	100,578
LiveRamp Holdings, Inc.*	12,781	663,078
MAXIMUS, Inc.	14,718	1,310,491
NIC, Inc.	15,859	538,096
Paysign, Inc.(x)*	6,810	29,760
Perficient, Inc.*	7,854	461,187
Perspecta, Inc.	27,767	806,631
PFSweb, Inc.*	2,359	15,923
Priority Technology Holdings, Inc.(x)*	1,044	7,245
Rackspace Technology, Inc.(x)*	7,049	167,625
Repay Holdings Corp.*	16,038	376,572
Sykes Enterprises, Inc.*	525	23,142
TTEC Holdings, Inc.	4,342	436,154
Tucows, Inc., Class A(x)*	2,299	178,173
Unisys Corp.*	1,622	41,231
Verra Mobility Corp.*	32,297	437,140

		20,689,378

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Energy Industries, Inc.	9,177	1,001,853
Ambarella, Inc.*	2,505	251,477
Amkor Technology, Inc.	3,919	92,919
Atomera, Inc.(x)*	4,431	108,560
Axcelis Technologies, Inc.*	7,316	300,614
Brooks Automation, Inc.	17,523	1,430,753
CEVA, Inc.*	5,396	302,985
CMC Materials, Inc.	7,008	1,238,944
Cohu, Inc.*	618	25,857
CyberOptics Corp.*	1,896	49,239
Diodes, Inc.*	1,837	146,666
DSP Group, Inc.*	5,063	72,148
FormFactor, Inc.*	18,636	840,670
Ichor Holdings Ltd.*	6,542	351,960
Impinj, Inc.*	4,102	233,281
Lattice Semiconductor Corp.*	32,768	1,475,215
MACOM Technology Solutions Holdings, Inc.*	11,541	669,609
Maxeon Solar Technologies Ltd.(x)*	1,837	57,976
MaxLinear, Inc.*	9,814	334,461
NeoPhotonics Corp.*	8,665	103,547
NVE Corp.	1,061	74,376
Onto Innovation, Inc.*	2,810	184,645
PDF Solutions, Inc.*	6,326	112,476
Pixelworks, Inc.*	10,321	34,163
Power Integrations, Inc.	14,197	1,156,772
Semtech Corp.*	15,597	1,076,193
Silicon Laboratories, Inc.*	10,443	1,473,194
SiTime Corp.*	2,778	273,911
SMART Global Holdings, Inc.*	3,437	158,171
SunPower Corp.(x)*	12,818	428,762
Synaptics, Inc.*	7,966	1,078,756
Ultra Clean Holdings, Inc.*	9,682	561,943

		15,702,096

Software (13.6%)
8x8, Inc.*	25,716	834,227
A10 Networks, Inc.*	14,128	135,770
ACI Worldwide, Inc.*	27,623	1,051,055
Agilysys, Inc.*	4,541	217,786
Alarm.com Holdings, Inc.*	11,458	989,742
Alignment Healthcare, Inc.(x)*	79,793	1,749,861
Altair Engineering, Inc., Class A*	10,442	653,356
American Software, Inc., Class A	7,596	157,237
Anaplan, Inc.*	163,102	8,783,043
Appfolio, Inc., Class A*	145,889	20,630,164
Appian Corp.(x)*	8,585	1,141,376
Avaya Holdings Corp.*	20,102	563,459
Benefitfocus, Inc.*	6,950	95,980
Blackbaud, Inc.*	11,754	835,474
Blackline, Inc.*	12,285	1,331,694
Bottomline Technologies DE, Inc.*	10,746	486,257
Box, Inc., Class A*	34,491	791,913
ChannelAdvisor Corp.*	6,916	162,872
Cloudera, Inc.*	24,572	299,041
Cognyte Software Ltd.*	6,957	193,474
CommVault Systems, Inc.*	10,205	658,223
Cornerstone OnDemand, Inc.*	14,825	646,074
Digimarc Corp.(x)*	2,594	76,938
Digital Turbine, Inc.*	20,311	1,632,192
Domo, Inc., Class B*	6,401	360,312
Ebix, Inc.	3,475	111,304
eGain Corp.*	1,621	15,383
Envestnet, Inc.*	12,846	927,867
Intelligent Systems Corp.(x)*	1,715	70,161
InterDigital, Inc.	2,283	144,856
j2 Global, Inc.*	10,452	1,252,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
JFrog Ltd.(x)*	385,882	$17,121,584
LivePerson, Inc.*	15,033	792,840
MicroStrategy, Inc., Class A*	4,005	2,718,594
Mimecast Ltd.*	14,116	567,604
Mitek Systems, Inc.*	9,853	143,657
Model N, Inc.*	8,357	294,417
Olo, Inc., Class A(x)*	184,456	4,867,794
ON24, Inc.*	1,481	71,843
OneSpan, Inc.*	8,063	197,544
Park City Group, Inc.*	540	3,299
Ping Identity Holding Corp.*	9,064	198,774
Progress Software Corp.	10,704	471,618
PROS Holdings, Inc.*	9,696	412,080
Q2 Holdings, Inc.*	12,129	1,215,326
QAD, Inc., Class A	2,799	186,357
Qualys, Inc.*	8,214	860,663
Rapid7, Inc.*	12,455	929,268
Rimini Street, Inc.*	5,894	52,869
Sailpoint Technologies Holdings, Inc.*	21,230	1,075,087
Sapiens International Corp. NV	6,656	211,594
SecureWorks Corp., Class A*	180	2,408
ShotSpotter, Inc.*	2,036	71,403
Smartsheet, Inc., Class A*	149,809	9,575,791
Smith Micro Software, Inc.*	8,367	46,060
Sprout Social, Inc., Class A*	6,700	386,992
SPS Commerce, Inc.*	8,566	850,689
Sumo Logic, Inc.(x)*	2,825	53,280
SVMK, Inc.*	29,753	545,075
Telos Corp.(x)*	3,296	124,984
Tenable Holdings, Inc.*	17,152	620,645
Upland Software, Inc.*	6,531	308,198
Varonis Systems, Inc.*	24,438	1,254,647
Verint Systems, Inc.*	7,016	319,158
Veritone, Inc.(x)*	6,384	153,088
Viant Technology, Inc., Class A(x)*	2,055	108,689
VirnetX Holding Corp.(x)	8,701	48,465
Workiva, Inc.*	9,556	843,413
Xperi Holding Corp.	1,672	36,399
Yext, Inc.*	25,384	367,560
Zix Corp.*	13,401	101,178
Zuora, Inc., Class A*	24,749	366,285

		95,577,087

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	7,656	161,618
Corsair Gaming, Inc.(x)*	3,087	102,766
Diebold Nixdorf, Inc.*	6,723	94,996
Immersion Corp.*	2,916	27,935
Intevac, Inc.*	1,580	11,297
Quantum Corp.*	1,589	13,237
Super Micro Computer, Inc.*	2,969	115,969

		527,818

Total Information Technology		142,958,358

Materials (1.6%)
Chemicals (0.8%)
AgroFresh Solutions, Inc.*	1,162	2,324
American Vanguard Corp.	1,320	26,941
Amyris, Inc.(x)*	2,459	46,967
Balchem Corp.	7,112	891,916
Chase Corp.	1,803	209,851
Ferro Corp.*	14,620	246,493
GCP Applied Technologies, Inc.*	9,158	224,737
Hawkins, Inc.	2,469	82,761
HB Fuller Co.	8,041	505,859
Ingevity Corp.*	10,049	759,001
Innospec, Inc.(x)	4,764	489,215
Koppers Holdings, Inc.*	3,047	105,914
Marrone Bio Innovations, Inc.(x)*	15,811	33,045
Orion Engineered Carbons SA*	8,327	164,209
PQ Group Holdings, Inc.	1,183	19,756
Quaker Chemical Corp.	3,206	781,527
Sensient Technologies Corp.	4,272	333,216
Stepan Co.	394	50,081
Trinseo SA	2,852	181,587
Tronox Holdings plc, Class A	9,179	167,976

		5,323,376

Construction Materials (0.0%)
Forterra, Inc.*	6,841	159,053
United States Lime & Minerals, Inc.	36	4,814

		163,867

Containers & Packaging (0.1%)
Myers Industries, Inc.	3,330	65,801
O-I Glass, Inc.*	29,431	433,813
Pactiv Evergreen, Inc.	1,824	25,061
UFP Technologies, Inc.*	193	9,615

		534,290

Metals & Mining (0.5%)
Caledonia Mining Corp. plc(x)	860	12,289
Compass Minerals International, Inc.	8,222	515,684
Gatos Silver, Inc.(x)*	1,514	15,095
Materion Corp.	1,521	100,751
MP Materials Corp.(x)*	51,598	1,854,948
Novagold Resources, Inc.*	53,299	466,899
Royal Gold, Inc.	8,500	914,770

		3,880,436

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	26,517	1,470,633

Total Materials		11,372,602

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	473	131,163
Bluerock Residential Growth REIT, Inc. (REIT)	1,870	18,906
Broadstone Net Lease, Inc. (REIT)	980	17,934
CareTrust REIT, Inc. (REIT)	2,634	61,333
CatchMark Timber Trust, Inc. (REIT), Class A	1,024	10,424
CIM Commercial Trust Corp. (REIT)	3,138	40,449
Clipper Realty, Inc. (REIT)	3,774	29,890
Community Healthcare Trust, Inc. (REIT)	5,482	252,830
Easterly Government Properties, Inc. (REIT)	19,661	407,573
EastGroup Properties, Inc. (REIT)	8,950	1,282,356
Four Corners Property Trust, Inc. (REIT)	17,763	486,706
Gladstone Commercial Corp. (REIT)	1,713	33,506
Gladstone Land Corp. (REIT)	2,141	39,180
Indus Realty Trust, Inc. (REIT)	504	30,321
Innovative Industrial Properties, Inc. (REIT)(x)	2,341	421,755
LTC Properties, Inc. (REIT)	3,706	154,614
Monmouth Real Estate Investment Corp. (REIT)	20,155	356,542
National Health Investors, Inc. (REIT)	3,418	247,053
National Storage Affiliates Trust (REIT)	15,125	603,941
NETSTREIT Corp. (REIT)	396	7,322
NexPoint Residential Trust, Inc. (REIT)	741	34,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Plymouth Industrial REIT, Inc. (REIT)	5,904	$99,482
PS Business Parks, Inc. (REIT)	4,854	750,331
QTS Realty Trust, Inc. (REIT), Class A(x)	14,576	904,295
Ryman Hospitality Properties, Inc. (REIT)*	10,547	817,498
Safehold, Inc. (REIT)(x)	2,427	170,133
Saul Centers, Inc. (REIT)	2,560	102,682
STAG Industrial, Inc. (REIT)	3,081	103,552
Terreno Realty Corp. (REIT)	7,011	405,025
UMH Properties, Inc. (REIT)	7,035	134,861
Uniti Group, Inc. (REIT)	46,751	515,664
Universal Health Realty Income Trust (REIT)	2,691	182,396

		8,853,870

Real Estate Management & Development (2.9%)
Alset EHome International, Inc.(x)*	343	3,968
Altisource Portfolio Solutions SA(x)*	88	809
Cushman & Wakefield plc(x)*	9,406	153,506
eXp World Holdings, Inc.(x)*	11,998	546,509
Fathom Holdings, Inc.(x)*	439	16,081
Marcus & Millichap, Inc.*	537	18,097
Maui Land & Pineapple Co., Inc.*	585	6,757
Redfin Corp.*	296,924	19,772,169
RMR Group, Inc. (The), Class A	3,272	133,530
St Joe Co. (The)(x)	3,816	163,706

		20,815,132

Total Real Estate		29,669,002

Utilities (0.7%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,606	16,522
MGE Energy, Inc.	2,434	173,763
Otter Tail Corp.	3,209	148,160
Spark Energy, Inc., Class A	2,414	25,781

		364,226

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A(x)	3,875	295,934
Chesapeake Utilities Corp.	3,871	449,345
Northwest Natural Holding Co.	862	46,505
ONE Gas, Inc.	1,413	108,674
RGC Resources, Inc.	851	18,875
South Jersey Industries, Inc.	14,222	321,133
Southwest Gas Holdings, Inc.	1,182	81,215

		1,321,681

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	1,831	5,292
Brookfield Renewable Corp.	2,633	123,224
Clearway Energy, Inc., Class A	1,919	50,873
Clearway Energy, Inc., Class C	3,863	108,705
Ormat Technologies, Inc.	10,553	828,727
Sunnova Energy International, Inc.*	1,620	66,128

		1,182,949

Water Utilities (0.3%)
American States Water Co.	8,895	672,640
Artesian Resources Corp., Class A	125	4,923
Cadiz, Inc.(x)*	2,533	24,291
California Water Service Group	10,992	619,289
Global Water Resources, Inc.	3,063	49,958
Middlesex Water Co.	4,202	332,042
Pure Cycle Corp.*	4,877	65,449
SJW Group	3,387	213,347
York Water Co. (The)	3,049	149,310

		2,131,249

Total Utilities		5,000,105

Total Common Stocks (93.8%) (Cost $482,653,531)		661,157,668

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc.
1.020%	14,101	902,464

Total Preferred Stock (0.1%) (Cost $750,146)		902,464

CLOSED END FUND:
Hipgnosis Songs Fund Ltd. (The)(m)	4,607,271	7,971,238

Total Closed End Fund(1.1%) (Cost $7,658,936)		7,971,238

PRIVATE INVESTMENTS IN PUBLIC EQUITY (PIPES):
Financials (1.3%)
Capital Markets (0.6%)
CM Life Sciences II, Inc., Class A*	436,504	4,347,287

Diversified Financial Services (0.7%)
Good Works Acquisition Corp.*	177,092	1,917,907
Hudson Executive Investment Corp.	192,245	1,657,152
VG Acquisition Corp.*	168,386	1,271,314

		4,846,373

Total Private Investments in Public Equity (PIPEs) (1.3%) (Cost $9,742,270)		9,193,660

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)*	2,595	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Rights (0.0%) (Cost $7,785)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	27,611,015	27,624,820

Total Investment Companies		37,624,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (5.5%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $500,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $510,002.(xx)	$500,000	$500,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $12,434,325, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $12,683,012.(xx)	12,434,324	12,434,324
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $9,000,473, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $9,987,329.(xx)	9,000,000	9,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $6,963,406, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $7,701,768.(xx)	6,963,369	6,963,369
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $8,000,044, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,848,324.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		38,897,693

Total Short-Term Investments (10.9%) (Cost $76,523,293)		76,522,513

Total Investments in Securities (107.2%) (Cost $577,335,961)		755,747,543
Other Assets Less Liabilities (-7.2%)		(51,077,076)

Net Assets (100%)		$704,670,467

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $8,187,280 or 1.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $82,805,658. This was collateralized by $32,784,937 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 4/6/21 - 2/15/51 and by cash of $48,897,693 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	71	6/2021	USD	7,889,875	(323,245)

					(323,245)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$7,971,238	$—		$7,971,238
Common Stocks
Communication Services	40,909,536	—	—		40,909,536
Consumer Discretionary	96,023,283	13,640,239	—		109,663,522
Consumer Staples	31,387,478	—	—		31,387,478
Energy	8,159,558	—	—		8,159,558
Financials	40,787,493	—	—		40,787,493
Health Care	170,061,178	2,130,989	—		172,192,167
Industrials	69,033,086	24,761	—		69,057,847
Information Technology	142,862,835	94,996	527		142,958,358
Materials	11,372,602	—	—		11,372,602
Real Estate	29,669,002	—	—		29,669,002
Utilities	5,000,105	—	—		5,000,105
Preferred Stock
Consumer Discretionary	902,464	—	—		902,464
Private Investments in Public Equity (PIPEs)
Financials	—	9,193,660	—		9,193,660
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	37,624,820	—	—		37,624,820
Repurchase Agreements	—	38,897,693	—		38,897,693

Total Assets	$683,793,440	$71,953,576	$527		$755,747,543

Liabilities:
Futures	$(323,245)	$—	$—		$(323,245)

Total Liabilities	$(323,245)	$—	$—		$(323,245)

Total	$683,470,195	$71,953,576	$527		$755,424,298

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,015,885
Aggregate gross unrealized depreciation	(36,843,671)

Net unrealized appreciation	$177,172,214

Federal income tax cost of investments in securities and derivative instruments, if applicable	$578,252,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.7%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.523%, 1/16/30(l)§	$600,000	$600,025
CIT Mortgage Loan Trust,
Series 2007-1 1M1
1.609%, 10/25/37(l)§	200,000	194,792
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
0.799%, 10/25/35(l)	100,000	93,780
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.159%, 9/25/34(l)	39,877	39,388
Series 2007-1 1A
0.249%, 7/25/37(l)	99,001	92,748
Series 2007-6 1A
0.309%, 9/25/37(l)	20,710	18,188
Series 2007-8 1A1
0.299%, 11/25/37(l)	211,964	198,541
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
0.329%, 7/25/37(l)§	365,906	291,201
Crown Point CLO 5 Ltd.,
Series 2018-5A A
1.163%, 7/17/28(l)§	157,083	157,092
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
0.849%, 8/25/47(l)	52,571	51,413
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.110%, 5/28/28(l)§	208,467	208,496
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
1.286%, 9/15/37(l)§	100,000	100,000
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)	26,553	19,468
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
0.329%, 4/25/37(l)	25,913	22,011
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
0.269%, 5/25/37(l)	11,635	11,261
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.073%, 1/17/28(l)§	139,057	139,062
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.236%, 5/15/36(l)§	100,000	100,000
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
0.229%, 8/25/36(l)	77,770	39,072
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
0.259%, 10/25/36(l)	125,268	52,797
MidOcean Credit CLO VI,
Series 2016-6A AR
1.474%, 1/20/29(l)§	500,000	499,559
Mountain View CLO X Ltd.,
Series 2015-10A AR
1.045%, 10/13/27(l)§	133,549	133,553
New Century Home Equity Loan Trust,
Series 2004-4 M1
0.874%, 2/25/35(l)	67,625	66,353
Option One Mortgage Loan Trust,
Series 2004-3 M2
0.964%, 11/25/34(l)	17,376	16,982
OZLM XXIII Ltd.,
Series 2019-23A A
1.711%, 4/15/32(l)§	300,000	300,033
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.118%, 10/24/27(l)§	349,982	350,009
RAAC Trust,
Series 2007-SP3 A1
1.309%, 9/25/47(l)	9,974	9,937
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.429%, 7/25/36(l)	181,111	83,205
Series 2006-HE2 A2C
0.409%, 7/25/36(l)	54,274	27,359
Shackleton CLO Ltd.,
Series 2016-9A AR
1.354%, 10/20/28(l)§	399,361	399,385
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
0.309%, 6/25/37(l)	131,500	104,759
Series 2007-OPT2 2A3
0.289%, 7/25/37(l)	71,899	65,889
SP-Static CLO I Ltd.,
Series 2020-1A A
1.622%, 7/22/28(l)§	210,355	210,455
STWD Ltd.,
Series 2019-FL1 A
1.186%, 7/15/38(l)§	300,000	299,813
TCW CLO Ltd.,
Series 2020-1A AR
1.274%, 10/20/31(l)§	284,349	284,366
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.064%, 4/20/28(l)§	227,609	227,623
Towd Point Mortgage Trust,
Series 2019-SJ3 A1
3.000%, 11/25/59(l)§	253,240	256,663

Total Asset-Backed Securities		5,765,278

Collateralized Mortgage Obligations (3.6%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	49,583	39,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Series 2006-HY11 A1
0.349%, 6/25/36(l)		$109,284	$109,607
Series 2007-1T1 1A1
6.000%, 3/25/37		172,614	102,075
Series 2007-4CB 1A35
6.000%, 4/25/37		45,369	45,145
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		58,201	56,946
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§		222,611	223,386
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		60,840	46,950
CIM Trust,
Series 2017-6 A1
3.015%, 6/25/57(l)§		411,605	411,804
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
3.195%, 3/25/37(l)		79,718	79,553
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		9,230	9,379
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1
3.482%, 8/26/58(l)§		85,778	85,798
CSMC Trust,
Series 2007-4R 1A1
6.225%, 10/26/36(l)§		4,750	4,692
Series 2015-3R 5A2
0.259%, 9/29/36(l)§		244,471	238,102
Series 2019-RPL8 A1
3.322%, 10/25/58(l)§		171,857	173,116
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
0.401%, 10/19/45(l)		53,664	51,773
GNMA,
Series 2016-H17 FC
0.950%, 8/20/66(l)		216,591	220,506
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.627%, 12/25/34(l)		6,442	6,489
Series 2005-AR4 6A1
3.259%, 7/25/35(l)		30,783	31,899
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	326,772	451,777
Homeward Opportunities Fund I Trust,
Series 2020-2 A1
1.657%, 5/25/65(l)§		$247,546	249,134
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.569%, 3/25/36(l)		92,062	88,051
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.643%, 4/25/35(l)		9,083	9,706
Lehman Mortgage Trust,
Series 2005-3 4A1
5.185%, 1/25/36(l)		12,403	12,535
Lehman XS Trust,
Series 2007-20N A1
1.259%, 12/25/37(l)		197,471	203,000
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		60,926	66,030
RALI Trust,
Series 2007-QH8 A
1.272%, 10/25/37(l)		39,976	38,367
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		128,418	72,497
Residential Mortgage Securities 32 plc,
Series 32A A
1.299%, 6/20/70(l)§	GBP	183,026	254,840
Sequoia Mortgage Trust,
Series 6 A
0.751%, 4/19/27(l)		$90,353	89,505
Stratton Mortgage Funding plc,
Series 2019-1 A
1.250%, 5/25/51(l)(m)	GBP	253,583	350,416
Tower Bridge Funding NO plc,
Series 2 A
0.981%, 3/20/56(l)(m)		387,263	534,149
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$31,205	26,778

Total Collateralized Mortgage Obligations			4,383,021

Commercial Mortgage-Backed Securities (0.5%)
AREIT Trust,
Series 2020-CRE4 A
2.726%, 4/15/37(l)§		200,000	202,328
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.156%, 9/15/36(l)§		224,204	224,136
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
1.556%, 12/15/31(l)§		188,335	186,830

Total Commercial Mortgage-Backed Securities			613,294

Corporate Bonds (5.9%)
Financials (5.9%)
Banks (0.4%)
Nordea Kredit Realkreditaktieselskab
Series cc2
1.000%, 10/1/50(m)	DKK	2,749,447	423,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Series CC2
0.500%, 10/1/43	DKK	300,000	$45,414

			469,066

Consumer Finance (0.1%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	204,624

Thrifts & Mortgage Finance (5.4%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	700,000	105,892
1.000%, 10/1/50(m)		284,884	43,905
Series CCE
1.000%, 10/1/50		9,167,773	1,403,011
1.000%, 10/1/53		2,200,000	332,875
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43(m)		3,700,000	566,382
1.000%, 10/1/53(m)		4,391,653	664,562
Series 01E*
1.000%, 10/1/53(m)		2,983,853	456,119
Series 01EE
1.000%, 10/1/50(m)		10,557,615	1,612,225
Series CCE
1.000%, 10/1/50(m)		3,791,945	583,564
Realkredit Danmark A/S
1.000%, 10/1/53(m)		5,200,000	786,629

			6,555,164

Total Financials			7,228,854

Total Corporate Bonds			7,228,854

Foreign Government Securities (56.7%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
36.119%, 4/3/22(k)(r)	ARS	250,000	1,590
Bonos and Obligaciones del Estado
1.000%, 10/31/50(m)	EUR	100,000	109,949
1.450%, 10/31/71(m)		300,000	326,132
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	121,168
6.150%, 8/12/32		600,000	173,638
Buoni Poliennali del Tesoro
2.600%, 9/15/23 TIPS(m)	EUR	729,261	946,572
2.350%, 9/15/24 TIPS(m)		593,520	789,229
1.400%, 5/26/25 TIPS(m)		3,733,263	4,679,775
1.300%, 5/15/28 TIPS(m)		1,777,775	2,401,222
0.400%, 5/15/30 TIPS(m)		4,763,168	6,103,022
2.550%, 9/15/41 TIPS(m)		460,773	833,448
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	671,380	781,487
1.500%, 12/1/44 TIPS		155,520	157,649
1.250%, 12/1/47 TIPS		448,676	447,069
0.500%, 12/1/50 TIPS		266,018	226,561
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	1,266,624	988,991
3.000%, 9/20/25 TIPS(m)		2,703,034	2,438,663
French Republic
0.100%, 7/25/21 TIPS(m)	EUR	557,936	661,219
1.100%, 7/25/22 TIPS(m)		1,987,843	2,441,293
0.250%, 7/25/24 TIPS(m)		1,276,476	1,613,063
0.100%, 3/1/25 TIPS(m)		688,855	859,205
0.100%, 3/1/26 TIPS(m)		2,200,000	2,829,887
1.850%, 7/25/27 TIPS(m)		2,350,740	3,424,396
0.100%, 7/25/36 TIPS(m)		1,689,102	2,415,974
1.800%, 7/25/40 TIPS(m)		239,852	458,685
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	141,723,400	1,292,860
0.100%, 3/10/27 TIPS		71,068,200	648,634
0.100%, 3/10/28 TIPS		119,736,610	1,091,206
0.100%, 3/10/29 TIPS		80,938,440	736,527
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,129,477	514,175
Kingdom of Spain
1.000%, 11/30/30 TIPS(m)	EUR	1,097,964	1,567,433
0.700%, 11/30/33 TIPS(m)		102,834	146,555
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	88,408
1.000%, 6/1/25 TIPS(m)		500,000	68,416
0.125%, 6/1/26 TIPS		1,050,000	141,137
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,028,647	114,077
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	446,040	350,858
2.500%, 9/20/35 TIPS(m)		108,850	96,816
U.K. Treasury Inflation Linked Bonds
0.125%, 8/10/31 TIPS(m)	GBP	752,543	1,376,599
1.250%, 11/22/32 TIPS(m)		1,628,136	3,410,793
0.125%, 11/22/36 TIPS(m)		283,248	574,470
0.125%, 8/10/41 TIPS(m)		262,985	575,394
0.625%, 11/22/42 TIPS(m)		207,987	504,930
0.125%, 3/22/44 TIPS(m)		486,092	1,103,028
0.125%, 3/22/46 TIPS(m)		1,781,610	4,175,834
0.750%, 11/22/47 TIPS(m)		921,661	2,521,827
0.125%, 8/10/48 TIPS(m)		514,598	1,260,819
0.500%, 3/22/50 TIPS(m)		41,415	112,537
0.125%, 3/22/51 TIPS(m)		200,412	510,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
0.250%, 3/22/52 TIPS(m)	GBP	766,773	$2,051,737
1.250%, 11/22/55 TIPS(m)		522,335	1,859,569
0.125%, 11/22/56 TIPS(m)		339,218	958,188
0.125%, 3/22/58 TIPS(m)		255,586	740,643
0.375%, 3/22/62 TIPS(m)		298,561	991,396
0.125%, 11/22/65 TIPS(m)		774,865	2,611,521
0.125%, 3/22/68 TIPS(m)		188,771	687,161

Total Foreign Government Securities			69,113,507

Mortgage-Backed Security (5.6%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 5/25/51 TBA		$6,299,000	6,766,996

Total Mortgage-Backed Security			6,766,996

U.S. Treasury Obligations (43.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		2,622,810	3,069,973
2.000%, 1/15/26 TIPS		390,110	460,451
1.750%, 1/15/28 TIPS		1,120,012	1,345,179
3.875%, 4/15/29 TIPS		795,600	1,114,648
2.125%, 2/15/40 TIPS		508,305	727,169
2.125%, 2/15/41 TIPS		1,086,986	1,567,949
0.750%, 2/15/42 TIPS		1,493,356	1,720,908
0.625%, 2/15/43 TIPS		312,881	352,132
1.375%, 2/15/44 TIPS		1,717,257	2,233,747
0.750%, 2/15/45 TIPS		1,588,501	1,829,882
1.000%, 2/15/46 TIPS		1,689,089	2,059,552
0.875%, 2/15/47 TIPS		132,204	158,413
1.000%, 2/15/48 TIPS		535,689	663,206
0.125%, 2/15/51 TIPS		180,851	181,314
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/22 TIPS		46,229	47,235
0.125%, 4/15/22 TIPS(z)		2,458,822	2,526,602
0.125%, 1/15/23 TIPS		1,218,255	1,276,761
0.625%, 1/15/24 TIPS		448,432	485,952
0.500%, 4/15/24 TIPS		2,053,597	2,224,750
0.125%, 10/15/24 TIPS		1,937,145	2,095,590
0.125%, 4/15/25 TIPS		1,012,700	1,096,084
0.125%, 10/15/25 TIPS		201,628	219,619
0.625%, 1/15/26 TIPS		2,399,918	2,667,667
0.125%, 7/15/26 TIPS		1,669,658	1,823,842
0.375%, 1/15/27 TIPS(z)		2,468,989	2,721,489
0.375%, 7/15/27 TIPS		630,917	699,331
0.500%, 1/15/28 TIPS(z)		2,631,026	2,928,062
0.750%, 7/15/28 TIPS(z)		2,626,067	2,992,520
0.875%, 1/15/29 TIPS		1,212,073	1,388,694
0.250%, 7/15/29 TIPS(z)		2,421,588	2,664,287
0.125%, 1/15/30 TIPS(z)		4,778,537	5,168,808
0.125%, 7/15/30 TIPS(z)		1,458,958	1,582,728
0.125%, 1/15/31 TIPS		1,225,929	1,319,592

Total U.S. Treasury Obligations			53,414,136

Total Long-Term Debt Securities (120.8%) (Cost $140,064,862)			147,285,086

	Number of		Value
	Contracts		(Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bobl 05/21/2021 at EUR 139.50, European Style Notional Amount: EUR 1,500,000 Exchange Traded*		15	88
Mid-Curve 2-Year Eurodollar 08/13/2021 at USD 99.38, American Style Notional Amount: USD 24,000,000 Exchange Traded*		96	7,200

			7,288

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 05/21/2021 at EUR 151.00, European Style Notional Amount: EUR 2,900,000 Exchange Traded*		29	340

Total Options Purchased (0.0%) (Cost $21,122)			7,628

Total Investments in Securities (120.8%) (Cost $140,085,984)			147,292,714
Other Assets Less Liabilities (-20.8%)			(25,367,801)

Net Assets (100%)			$121,924,913

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $7,524,100 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $68,687,332 or 56.3% of net assets.

(r)	Value determined using significant unobservable inputs.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0	%#
Australia	2.8
Canada	1.3
Cayman Islands	3.3
Denmark	6.2
France	12.1
Germany	0.0	#
Italy	12.9
Japan	3.1
Mexico	0.1
New Zealand	0.4
Peru	0.2
Spain	1.8
Sweden	0.2
United Kingdom	22.6
United States	53.8
Cash and Other	(20.8)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	16	6/2021	EUR	3,213,761	(22,590)
Euro-OAT	2	6/2021	EUR	379,838	(1,861)
Long Gilt	45	6/2021	GBP	7,915,301	(74,995)
U.S. Treasury 5 Year Note	112	6/2021	USD	13,820,625	(162,053)
U.S. Treasury 10 Year Ultra Note	11	6/2021	USD	1,580,562	(5,499)

					(266,998)

Short Contracts
Euro-Bobl	(1)	6/2021	EUR	(158,408)	(39)
Euro-BTP	(29)	6/2021	EUR	(5,077,779)	17,519
Euro-Buxl	(13)	6/2021	EUR	(3,141,100)	62,380
Euro-Schatz	(130)	6/2021	EUR	(17,089,757)	(1,707)
Japan 10 Year Bond	(1)	6/2021	JPY	(1,365,184)	(1,323)
U.S. Treasury 2 Year Note	(13)	6/2021	USD	(2,869,445)	2,725
U.S. Treasury 10 Year Note	(18)	6/2021	USD	(2,356,875)	59,449
U.S. Treasury Long Bond	(24)	6/2021	USD	(3,710,250)	166,653
U.S. Treasury Ultra Bond	(5)	6/2021	USD	(906,094)	31,741

					337,398

					70,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	98,818	BRL	535,000	Bank of America**	4/5/2021	3,768
USD	33,314,754	EUR	27,424,257	Barclays Bank plc	4/6/2021	1,153,662
USD	354,937	EUR	302,000	HSBC Bank plc	4/6/2021	774
USD	491,168	GBP	356,000	HSBC Bank plc	4/6/2021	385
CAD	2,039,348	USD	1,618,821	Goldman Sachs Bank USA	4/7/2021	3,974
GBP	19,398,000	USD	26,639,613	Bank of America	4/7/2021	102,636
USD	1,494,610	AUD	1,929,000	Bank of America	4/7/2021	29,416
USD	2,079,041	AUD	2,600,999	Goldman Sachs Bank USA	4/7/2021	103,422
USD	734,243	CAD	922,597	Bank of America	4/7/2021	93
USD	378,458	EUR	317,000	Barclays Bank plc	4/7/2021	6,697
USD	30,404,256	GBP	21,478,000	Bank of America	4/7/2021	794,501
USD	55,742	GBP	40,000	Barclays Bank plc	4/7/2021	597
USD	3,939,279	JPY	417,600,000	Bank of America	4/7/2021	167,690
USD	458,093	NZD	631,000	JPMorgan Chase Bank	4/7/2021	17,403
USD	298,521	SEK	2,520,000	Bank of America	4/7/2021	9,970
USD	5,622,100	DKK	34,404,826	Bank of America	4/9/2021	197,944
USD	1,748,700	DKK	10,724,689	Goldman Sachs Bank USA	4/9/2021	57,879
USD	851,961	DKK	5,220,000	JPMorgan Chase Bank	4/9/2021	28,993
USD	3,455,796	AUD	4,529,999	Goldman Sachs Bank USA	5/4/2021	14,464
USD	96,500	BRL	535,000	Deutsche Bank AG**	5/4/2021	1,615
USD	32,250,189	EUR	27,424,257	Barclays Bank plc	5/4/2021	70,410
USD	33,101	GBP	24,000	JPMorgan Chase Bank	5/5/2021	11
USD	347,623	PEN	1,285,545	Goldman Sachs Bank USA**	5/5/2021	4,216
USD	3,775,173	JPY	417,600,000	Bank of America	5/7/2021	2,381
USD	2,920,949	DKK	18,355,278	Bank of America	7/1/2021	22,696
USD	4,774,147	DKK	30,099,237	JPMorgan Chase Bank	7/1/2021	21,551

Total unrealized appreciation						2,817,148

BRL	535,000	USD	96,623	Deutsche Bank AG**	4/5/2021	(1,573)
EUR	27,424,257	USD	32,231,729	Barclays Bank plc	4/6/2021	(70,637)
AUD	4,529,999	USD	3,455,397	Goldman Sachs Bank USA	4/7/2021	(14,585)
DKK	664,000	USD	104,932	HSBC Bank plc	4/7/2021	(251)
EUR	208,000	USD	250,918	Bank of America	4/7/2021	(6,986)
EUR	54,000	USD	65,137	Barclays Bank plc	4/7/2021	(1,808)
EUR	161,000	USD	190,188	JPMorgan Chase Bank	4/7/2021	(1,376)
GBP	672,000	USD	932,177	Bank of America	4/7/2021	(5,753)
GBP	379,000	USD	527,881	Barclays Bank plc	4/7/2021	(5,389)
GBP	1,069,000	USD	1,489,562	JPMorgan Chase Bank	4/7/2021	(15,829)
JPY	417,600,000	USD	3,774,102	Bank of America	4/7/2021	(2,513)
USD	884,219	CAD	1,116,751	Bank of America	4/7/2021	(4,427)
USD	34,442	GBP	25,000	JPMorgan Chase Bank	4/7/2021	(23)
DKK	19,140,278	USD	3,044,832	Bank of America	4/9/2021	(27,235)
DKK	1,110,000	USD	180,011	Goldman Sachs Bank USA	4/9/2021	(5,012)
DKK	30,099,237	USD	4,766,888	JPMorgan Chase Bank	4/9/2021	(21,538)
USD	1,618,902	CAD	2,039,348	Goldman Sachs Bank USA	5/4/2021	(3,979)
USD	26,642,367	GBP	19,398,000	Bank of America	5/5/2021	(102,431)
USD	91,048	MXN	1,923,000	Deutsche Bank AG	6/10/2021	(2,340)
USD	24,987	MXN	525,000	Goldman Sachs Bank USA	9/3/2021	(261)

Total unrealized depreciation						(293,946)

Net unrealized appreciation						2,523,202

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Written Call Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month EURIBOR	Exchange Traded	41	EUR	(10,250,000)	EUR	100.63	9/19/2022	(6,611)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	171.00	5/21/2021	(10,589)
Mid-Curve 2-Year Eurodollar	Exchange Traded	192	USD	(48,000,000)	USD	99.50	8/13/2021	(6,000)

								(23,200)

Written Put Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	7	EUR	(700,000)	EUR	171.00	5/21/2021	(8,291)

								(8,291)

Total Written Options Contracts (Premiums Received ($50,625))								(31,491)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,765,278	$—	$5,765,278
Collateralized Mortgage Obligations	—	4,383,021	—	4,383,021
Commercial Mortgage-Backed Securities	—	613,294	—	613,294
Corporate Bonds
Financials	—	7,228,854	—	7,228,854
Foreign Government Securities	—	69,111,917	1,590	69,113,507
Forward Currency Contracts	—	2,817,148	—	2,817,148
Futures	340,467	—	—	340,467
Mortgage-Backed Security	—	6,766,996	—	6,766,996
Options Purchased
Call Options Purchased	7,288	—	—	7,288
Put Options Purchased	340	—	—	340
U.S. Treasury Obligations	—	53,414,136	—	53,414,136

Total Assets	$348,095	$150,100,644	$1,590	$150,450,329

Liabilities:
Forward Currency Contracts	$—	$(293,946)	$—	$(293,946)
Futures	(270,067)	—	—	(270,067)
Options Written
Call Options Written	(23,200)	—	—	(23,200)
Put Options Written	(8,291)	—	—	(8,291)

Total Liabilities	$(301,558)	$(293,946)	$—	$(595,504)

Total	$46,537	$149,806,698	$1,590	$149,854,825

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,093,155
Aggregate gross unrealized depreciation	(1,303,305)

Net unrealized appreciation	$10,789,850

Federal income tax cost of investments in securities and derivative instruments, if applicable	$139,064,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.1%)
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.601%, 10/20/31(l)§		$200,000	$200,358
Argent Mortgage Loan Trust,
Series 2005-W1 A1
0.589%, 5/25/35(l)		22,356	20,807
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.523%, 1/16/30(l)§		600,000	600,025
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
2.284%, 1/25/35(l)		309,016	310,703
Catamaran CLO Ltd.,
Series 2013-1A AR
1.063%, 1/27/28(l)§		176,023	176,032
C-BASS TRUST,
Series 2006-CB9 A1
0.169%, 11/25/36(l)		1,969	1,068
CIT Mortgage Loan Trust,
Series 2007-1 1A
1.459%, 10/25/37(l)§		17,130	17,094
Series 2007-1 1M1
1.609%, 10/25/37(l)§		200,000	194,792
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.189%, 1/25/37(l)		4,341	3,493
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
0.359%, 6/25/37(l)		61,471	61,141
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
0.359%, 3/25/37(l)		40,000	36,511
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
1.159%, 6/25/35(l)		25,000	24,560
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
0.849%, 8/25/47(l)		17,524	17,138
Ellington Loan Acquisition Trust,
Series 2007-1 A1
1.209%, 5/25/37(l)§		27,448	27,412
FHLMC Structured Pass- Through Certificates,
Series T-32 A1
0.369%, 8/25/31(l)		832	816
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
0.814%, 11/25/36(l)		100,000	97,398
Fremont Home Loan Trust,
Series 2006-C 1A1
0.244%, 10/25/36(l)		39,307	35,173
GSAMP Trust,
Series 2007-FM1 A2A
0.179%, 12/25/36(l)		3,203	1,825
ICG US CLO Ltd.,
Series 2020-1A A1
1.622%, 10/22/31(l)§		200,000	200,328
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
0.179%, 7/25/36(l)		20,359	7,788
Jamestown CLO V Ltd.,
Series 2014-5A AR
1.443%, 1/17/27(l)§		58,366	58,376
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1
3.750%, 4/25/59(e)§		79,600	79,657
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		36,915	31,112
Lehman XS Trust,
Series 2006-7 1A1A
0.269%, 5/25/36(l)		35,339	34,811
Series 2006-8 3A4
6.900%, 6/25/36(e)		19,151	19,543
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.236%, 5/15/36(l)§		100,000	100,000
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
0.269%, 9/25/37(l)		898	326
Series 2007-HE2 A2A
0.229%, 2/25/37(l)		9,813	3,958
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.159%, 11/25/36(l)		368	166
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.814%, 1/25/36(l)		67,942	67,296
OCP CLO Ltd.,
Series 2015-10A A1R
1.035%, 10/26/27(l)§		42,224	42,228
OZLM XXIII Ltd.,
Series 2019-23A A
1.711%, 4/15/32(l)§		250,000	250,027
OZLME BV,
Series 1A AR
0.820%, 1/18/30(l)§	EUR	400,000	469,156
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.118%, 10/24/27(l)§		$174,991	175,004
Park Place Securities, Inc.,
Series 2005-WCW1 M2
0.814%, 9/25/35(l)		61,862	61,741
Park Place Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2004-WCW2 M3
1.159%, 10/25/34(l)		150,000	148,773
Series 2005-WHQ4 M2
0.844%, 9/25/35(l)		25,000	24,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
RAAC Trust,
Series 2006-SP3 M1
0.619%, 8/25/36(l)		$9,830	$9,754
Renaissance Home Equity Loan Trust,
Series 2002-3 A
0.869%, 12/25/32(l)		2,066	2,000
Saxon Asset Securities Trust,
Series 2007-3 1A
0.419%, 9/25/37(l)		56,470	54,643
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.429%, 7/25/36(l)		181,111	83,205
Series 2007-HE1 A2A
0.169%, 12/25/36(l)		11,061	3,535
SLM Student Loan Trust,
Series 2003-5 A5
0.000%, 6/17/24(l)	EUR	1,766	2,069
Series 2008-9 A
1.718%, 4/25/23(l)		$73,202	73,733
Soundview Home Loan Trust,
Series 2006-NLC1 A1
0.169%, 11/25/36(l)§		1,888	732
Series 2007-WMC1 3A1
0.219%, 2/25/37(l)		71,241	24,212
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
1.615%, 4/25/35(l)		4,938	4,860
STWD Ltd.,
Series 2019-FL1 A
1.186%, 7/15/38(l)§		200,000	199,875
TCW CLO Ltd.,
Series 2020-1A AR
1.274%, 10/20/31(l)§		189,566	189,577
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.109%, 5/25/58(l)§		49,641	50,091
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		7,127	7,894
Venture XX CLO Ltd.,
Series 2015-20A AR
1.061%, 4/15/27(l)§		122,616	122,622
Voya CLO Ltd.,
Series 2014-3A A1R
0.938%, 7/25/26(l)§		27,581	27,568
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
1.173%, 7/16/27(l)§		44,092	44,099

Total Asset-Backed Securities			4,501,662

Collateralized Mortgage Obligations (4.3%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
0.349%, 7/25/37(l)		31,958	29,680
Alternative Loan Trust,
Series 2005-62 2A1
1.259%, 12/25/35(l)		1,213	1,131
Series 2006-OA11 A1B
0.489%, 9/25/46(l)		75,396	72,791
Series 2006-OA19 A1
0.291%, 2/20/47(l)		10,310	8,061
Series 2006-OC5 2A2B
0.329%, 6/25/46(l)		272	421
Series 2007-1T1 1A1
6.000%, 3/25/37		115,075	68,049
Series 2007-4CB 1A35
6.000%, 4/25/37		45,368	45,144
Series 2007-OA7 A1A
0.289%, 5/25/47(l)		4,242	4,039
American Home Mortgage Investment Trust,
Series 2005-2 4A1
1.701%, 9/25/45(l)		1,053	1,057
Banc of America Funding Trust,
Series 2006-A 1A1
2.731%, 2/20/36(l)		6,093	6,085
Series 2006-G 2A1
0.551%, 7/20/36(l)		453	452
Series 2006-J 2A1
3.134%, 1/20/47(l)		101,691	99,262
Series 2006-J 4A1
3.376%, 1/20/47(l)		4,315	4,136
Banc of America Mortgage Trust,
Series 2005-E 2A1
3.299%, 6/25/35(l)		1,011	953
Series 2006-A 2A1
2.687%, 2/25/36(l)		6,060	5,959
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.033%, 9/25/35(l)		26,975	21,319
Series 2006-2 23A1
3.344%, 3/25/36(l)		10,946	9,501
Bear Stearns ARM Trust,
Series 2004-10 13A1
2.757%, 1/25/35(l)		4,818	4,917
Series 2005-1 2A1
2.847%, 3/25/35(l)		6,041	6,006
Series 2005-9 A1
2.410%, 10/25/35(l)		7,338	7,480
Series 2006-2 3A2
3.259%, 7/25/36(l)		4,735	4,651
CHL Mortgage Pass- Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		1,285	1,174
Series 2006-6 A4
6.000%, 4/25/36		14,164	10,687
Series 2006-HYB3 3A1B
3.005%, 5/20/36(l)		2,469	2,549
Series 2007-1 A1
6.000%, 3/25/37		43,456	33,535
CIM Trust,
Series 2017-6 A1
3.015%, 6/25/57(l)§		339,574	339,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
2.520%, 3/25/36(l)		$6,938	$6,928
Series 2007-10 22AA
3.313%, 9/25/37(l)		9,996	9,882
Series 2019-C A1
3.228%, 9/25/59(e)§		169,742	170,750
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		156,506	131,991
CSMC Trust,
Series 2007-4R 1A1
6.225%, 10/26/36(l)§		6,419	6,340
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.209%, 10/25/36(l)		229	178
Eurosail-UK plc,
Series 2007-3X A3A
1.030%, 6/13/45(l)(m)	GBP	45,110	62,249
Series 2007-3X A3C
1.030%, 6/13/45(l)(m)		20,046	27,663
FHLMC,
Series 278 F1
0.556%, 9/15/42 STRIPS(l)		$112,191	112,675
FHLMC Structured Pass- Through Certificates,
Series T-62 1A1
1.459%, 10/25/44(l)		46,518	47,199
Series T-63 1A1
1.579%, 2/25/45(l)		14,221	14,275
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.209%, 6/25/34(l)		3,705	3,777
Series 2006-FA8 1A7
6.000%, 2/25/37		11,203	7,082
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.263%, 8/25/35(l)		5,117	4,195
FNMA,
Series 2003-W8 3F2
0.459%, 5/25/42(l)		1,030	1,037
Series 2004-63 FA
0.259%, 8/25/34(l)		707	702
Series 2006-30 KF
0.549%, 5/25/36(l)		280	283
Series 2006-5 3A2
2.314%, 5/25/35(l)		4,202	4,299
Series 2007-63 FC
0.459%, 7/25/37(l)		127	127
GNMA,
Series 2017-H10 FB
1.904%, 4/20/67(l)		76,886	77,946
Series 2018-H15 FG
0.599%, 8/20/68(l)		145,797	144,294
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.649%, 11/25/45(l)		6,583	5,903
Series 2006-AR4 A6A
0.289%, 9/25/46(l)		70,236	68,354
GreenPoint MTA Trust,
Series 2005-AR1 A2
0.549%, 6/25/45(l)		5,211	4,868
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.627%, 12/25/34(l)		4,831	4,867
Series 2005-AR1 1A1
2.678%, 1/25/35(l)		1,539	1,522
Series 2005-AR4 6A1
3.259%, 7/25/35(l)		3,298	3,418
Series 2005-AR6 2A1
2.928%, 9/25/35(l)		3,916	3,991
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
0.671%, 2/19/36(l)		2,364	1,679
Series 2005-2 2A1A
0.550%, 5/19/35(l)		1,256	1,207
Series 2005-9 2A1A
0.791%, 6/20/35(l)		2,364	2,318
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	245,079	338,832
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
3.130%, 11/25/35(l)		$2,131	2,088
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
0.889%, 5/25/34(l)		546	528
Series 2004-AR11 2A
2.910%, 12/25/34(l)		2,077	2,146
Series 2005-AR14 1A1A
0.669%, 7/25/35(l)		4,921	4,108
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.569%, 3/25/36(l)		213,321	204,027
Series 2006-A7 1A4
0.569%, 12/25/36(l)		39,083	38,048
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
2.594%, 2/25/35(l)		2,066	2,099
Series 2005-A6 2A1
3.016%, 8/25/35(l)		3,005	3,044
Series 2005-A6 4A1
2.920%, 9/25/35(l)		342	326
Series 2005-A6 7A1
3.163%, 8/25/35(l)		3,140	2,959
Series 2007-A1 1A1
3.273%, 7/25/35(l)		4,252	4,433
Series 2007-A1 3A3
3.171%, 7/25/35(l)		4,382	4,450
Series 2008-R2 1A1
3.051%, 7/27/37(l)§		13,776	13,440
Lehman XS Trust,
Series 2007-20N A1
1.259%, 12/25/37(l)		43,882	45,111
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.176%, 11/21/34(l)		2,520	2,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.806%, 11/15/31(l)		$1,830	$1,862
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
2.846%, 12/25/35(l)		1,904	1,630
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
2.077%, 6/25/36(l)		5,317	5,591
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.547%, 12/15/30(l)		2,154	2,116
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		77,336	81,400
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		326,825	340,631
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
0.869%, 12/25/35(l)		195,799	196,859
RALI Trust,
Series 2005-QO1 A1
0.409%, 8/25/35(l)		2,237	1,943
Series 2007-QH8 A
1.272%, 10/25/37(l)		44,386	42,599
Residential Asset Securitization Trust,
Series 2005-A5 A3
0.509%, 5/25/35(l)		20,953	15,494
Series 2006-A10 A5
6.500%, 9/25/36		9,172	5,178
Series 2007-A6 2A1
6.500%, 6/25/37		123,779	48,149
Residential Mortgage Securities 32 plc,
Series 32A A
1.299%, 6/20/70(l)§	GBP	91,513	127,420
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$5,702	5,664
Sequoia Mortgage Trust,
Series 2007-3 1A1
0.511%, 7/20/36(l)		13,185	12,973
Series 5 A
0.811%, 10/19/26(l)		695	690
Stratton Mortgage Funding plc,
Series 2019-1 A
1.250%, 5/25/51(l)(m)	GBP	84,528	116,805
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.578%, 2/25/34(l)		$2,042	2,076
Series 2004-19 2A1
1.659%, 1/25/35(l)		1,875	1,745
Series 2005-17 3A1
2.972%, 8/25/35(l)		2,298	2,220
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.770%, 10/19/34(l)		1,358	1,333
Series 2005-AR5 A1
0.610%, 7/19/35(l)		2,013	1,954
Series 2005-AR5 A2
0.610%, 7/19/35(l)		2,823	2,730
Series 2005-AR5 A3
0.610%, 7/19/35(l)		7,167	7,257
Series 2006-AR3 11A1
0.529%, 4/25/36(l)		4,661	4,401
Series 2006-AR4 2A1
0.489%, 6/25/36(l)		1,611	1,625
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.058%, 10/20/51(l)§	GBP	274,332	379,864
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.459%, 11/25/42(l)		$308	303
Series 2005-AR10 3A1
2.365%, 8/25/35(l)		379	378
Series 2005-AR14 2A1
3.083%, 12/25/35(l)		1,847	1,872
Series 2006-AR3 A1A
1.259%, 2/25/46(l)		2,293	2,307
Series 2006-AR7 3A
1.957%, 7/25/46(l)		12,601	12,335
Series 2007-OA4 1A
1.029%, 5/25/47(l)		5,455	5,273

Total Collateralized Mortgage Obligations			3,823,638

Commercial Mortgage-Backed Securities (0.2%)
AREIT Trust,
Series 2020-CRE4 A
2.726%, 4/15/37(l)§		100,000	101,164
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.156%, 9/15/36(l)§		56,051	56,034
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		25,895	25,890

Total Commercial Mortgage- Backed Securities			183,088

Corporate Bonds (1.7%)
Communication Services (0.0%)
Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		10,000	10,392

Total Communication Services			10,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.649%, 10/28/21(k)		$200,000	$200,342

Total Consumer Discretionary			200,342

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV
5.093%, 1/15/30		103,000	107,007

Total Energy			107,007

Financials (1.2%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		20,000	21,850
UniCredit SpA
7.830%, 12/4/23§		350,000	406,682

			428,532

Capital Markets (0.5%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)		20,000	19,932
Deutsche Bank AG
4.250%, 10/14/21		400,000	407,577

			427,509

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	204,624

Total Financials			1,060,665

Health Care (0.1%)
Biotechnology (0.1%)
AbbVie, Inc.
5.000%, 12/15/21		60,000	61,229

Total Health Care			61,229

Industrials (0.0%)
Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§		20,000	20,308

Total Industrials			20,308

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	10,908

Total Information Technology			10,908

Total Corporate Bonds			1,470,851

Foreign Government Securities (8.5%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,522,475	3,162,010
0.400%, 5/15/30 TIPS(m)		1,114,784	1,428,367
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	220,448	227,991
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	258,016	201,461
3.000%, 9/20/25 TIPS(m)		416,823	376,056
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	100,000	128,631
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	82,507,580	751,923
0.100%, 3/10/29 TIPS		17,986,320	163,673
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	220,313
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	103,228
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	256,473	201,744
3.000%, 9/20/30 TIPS(m)		574,860	519,846
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	60,584

Total Foreign Government Securities			7,545,827

Mortgage-Backed Security (3.8%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 4/25/51 TBA		$3,206,000	3,386,087

Total Mortgage-Backed Security			3,386,087

U.S. Government Agency Securities (17.0%)
FFCB
(SOFR + 0.02%), 0.030%, 12/30/21(k)		4,900,000	4,899,707
FNMA
2.625%, 1/11/22		9,900,000	10,092,394

Total U.S. Government Agency Securities			14,992,101

U.S. Treasury Obligations (109.8%)
U.S. Treasury Bonds
1.625%, 11/15/50(z)		1,040,000	863,606
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,133,428	1,337,797
2.375%, 1/15/27 TIPS		25,942	31,753
1.750%, 1/15/28 TIPS		2,796,909	3,359,198
3.625%, 4/15/28 TIPS(z)		4,204,980	5,651,513
2.500%, 1/15/29 TIPS		572,629	731,938
3.875%, 4/15/29 TIPS		940,399	1,317,514
2.125%, 2/15/40 TIPS		931,893	1,333,143
2.125%, 2/15/41 TIPS		286,678	413,525
0.750%, 2/15/42 TIPS		1,227,098	1,414,080
0.625%, 2/15/43 TIPS		614,385	691,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 2/15/44 TIPS	$2,592,721	$3,372,520
0.750%, 2/15/45 TIPS	2,110,596	2,431,311
1.000%, 2/15/46 TIPS	1,954,045	2,382,619
0.875%, 2/15/47 TIPS	986,112	1,181,607
1.000%, 2/15/48 TIPS	986,516	1,221,349
0.250%, 2/15/50 TIPS	356,108	370,501
0.125%, 2/15/51 TIPS	281,324	282,044
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS	353,181	354,060
0.125%, 1/15/22 TIPS	1,514,006	1,546,935
0.125%, 4/15/22 TIPS(z)	12,724,348	13,075,111
0.125%, 7/15/22 TIPS	1,865,500	1,938,990
0.125%, 1/15/23 TIPS	861,278	902,641
0.625%, 4/15/23 TIPS(z)	6,718,778	7,141,623
0.375%, 7/15/23 TIPS	2,484,106	2,656,721
0.625%, 1/15/24 TIPS	1,726,463	1,870,914
0.500%, 4/15/24 TIPS	2,592,925	2,809,027
0.125%, 10/15/24 TIPS	2,141,055	2,316,179
0.125%, 4/15/25 TIPS	1,357,018	1,468,752
0.375%, 7/15/25 TIPS	386,068	425,155
0.625%, 1/15/26 TIPS	3,126,499	3,475,310
0.125%, 7/15/26 TIPS	207,343	226,490
0.375%, 1/15/27 TIPS	1,093,719	1,205,572
0.375%, 7/15/27 TIPS(z)	5,485,766	6,080,624
0.500%, 1/15/28 TIPS	3,032,944	3,375,355
0.750%, 7/15/28 TIPS(z)	3,240,900	3,693,149
0.875%, 1/15/29 TIPS	1,346,748	1,542,993
0.250%, 7/15/29 TIPS	2,551,462	2,807,177
0.125%, 1/15/30 TIPS	3,873,665	4,190,034
0.125%, 7/15/30 TIPS	3,111,763	3,375,748
0.125%, 1/15/31 TIPS(z)	1,758,505	1,892,858
U.S. Treasury Notes
1.750%, 12/31/24(z)	330,000	344,136

Total U.S. Treasury Obligations		97,103,031

Total Long-Term Debt Securities (150.4%) (Cost $129,817,959)		133,006,285

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (46.5%)
FFCB
0.05%, 4/30/21(o)(p)	13,100,000	13,099,400
FHLB
0.05%, 6/25/21(o)(p)	28,000,000	27,996,721

Total U.S. Government Agency Securities		41,096,121

Total Short-Term Investments (46.5%) (Cost $41,098,572)		41,096,121

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.2%)
Call Interest Rate Swaptions Purchased Payable (0.2%)
32 Years, November 2022 @0.19% v. 6 Months EURIBOR 11/02/2022 at EUR 0.19, European Style Notional Amount: EUR 250,000 Exchange Traded*	250,000	41,311
32 Years, November 2022 @0.20% v. 6 Month EURIBOR 11/04/2022 at EUR 0.20, European Style Notional Amount: EUR 700,000 Exchange Traded*	700,000	114,704
Euro-Bobl 05/21/2021 at EUR 139.50, European Style Notional Amount: EUR 2,000,000 Exchange Traded*	20	117
Euro-Schatz 05/21/2021 at EUR 114.30, European Style Notional Amount: EUR 3,000,000 Exchange Traded*	30	176

		156,308

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bund 05/21/2021 at EUR 151.00, European Style Notional Amount: EUR 1,700,000 Exchange Traded*	17	199
U.S. Treasury 10 Year Note 05/21/2021 at USD 112.00, American Style Notional Amount: USD 5,300,000 Exchange Traded*	53	—
5 Years, August 2021 @0.70% v. 3 Months LIBOR 08/24/2021 at USD 0.70, European Style Notional Amount: USD 3,900,000 Exchange Traded*	3,900,000	4,367

		4,566

Total Options Purchased (0.2%) (Cost $85,520)		160,874

Total Investments in Securities (197.1%) (Cost $171,002,051)		174,263,280
Other Assets Less Liabilities (-97.1%)		(85,852,279)

Net Assets (100%)		$88,411,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $5,694,131 or 6.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $6,465,077 or 7.3% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2021.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	16	6/2021	EUR	2,534,533	894
Euro-Bund	18	6/2021	EUR	3,615,481	(4,931)
U.S. Treasury 5 Year Note	83	6/2021	USD	10,242,070	(87,638)
U.S. Treasury 10 Year Note	42	6/2021	USD	5,499,375	(135,574)

					(227,249)

Short Contracts
Euro-BTP	(9)	6/2021	EUR	(1,575,863)	(2,058)
Euro-Buxl	(7)	6/2021	EUR	(1,691,362)	5,784
Euro-Schatz	(86)	6/2021	EUR	(11,305,532)	(891)
Japan 10 Year Bond	(1)	6/2021	JPY	(1,365,184)	(1,323)
U.S. Treasury 2 Year Note	(24)	6/2021	USD	(5,297,437)	5,032
U.S. Treasury 10 Year Ultra Note	(21)	6/2021	USD	(3,017,438)	107,158
U.S. Treasury Long Bond	(40)	6/2021	USD	(6,183,750)	249,317
U.S. Treasury Ultra Bond	(8)	6/2021	USD	(1,449,750)	85,394

					448,413

					221,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	115,174	EUR	98,000	Credit Suisse	4/6/2021	247
USD	58,446	PEN	215,001	HSBC Bank plc**	5/10/2021	1,016
USD	579,961	AUD	745,000	HSBC Bank plc	5/17/2021	13,976
USD	133,402	EUR	113,000	Barclays Bank plc	5/17/2021	768
USD	5,002,536	EUR	4,139,239	HSBC Bank plc	5/17/2021	144,121
USD	227,146	EUR	192,000	Morgan Stanley	5/17/2021	1,786
USD	1,138,360	GBP	819,000	Citibank NA	5/17/2021	9,136
USD	23,696	GBP	17,000	JPMorgan Chase Bank	5/17/2021	257
USD	1,002,298	JPY	106,004,939	Bank of America	5/17/2021	44,525
USD	764,994	NZD	1,065,000	Bank of America	5/17/2021	21,266

Total unrealized appreciation						237,098

USD	96,620	MXN	1,979,000	Citibank NA	4/14/2021	(107)
EUR	37,000	USD	45,000	HSBC Bank plc	5/17/2021	(1,572)
USD	199,237	CAD	253,000	Bank of America	5/17/2021	(2,097)

Total unrealized depreciation						(3,776)

Net unrealized appreciation						233,322

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Written Call Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Years, November 2022 @(0.526)% v.3 Month EURIBOR	Exchange Traded	6,000,000	EUR	(6,000,000)	EUR	(0.53)	11/17/2022	(6,657)
5 Years, August 2021 @0.00% v. 3 Months LIBOR	Exchange Traded	7,800,000	USD	(7,800,000)	USD	0.55	8/24/2021	(3,885)
CDX North American Investment Grade 35-V1	Bank of America	200,000	USD	(200,000)	USD	0.00#	4/21/2021	(27)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	200,000	USD	(200,000)	USD	0.00#	4/21/2021	(27)
iTraxx Europe Main.34-V1	Barclays Bank	1,600,000	EUR	(1,600,000)	EUR	0.00#	4/21/2021	(15)

								(10,611)

Written Put Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, September 2021 @2.300% v. 3 Months LIBOR	Exchange Traded	1,900,000	USD	(1,900,000)	USD	2.30	9/29/2021	(18,073)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Exchange Traded	2,100,000	EUR	(2,100,000)	EUR	0.01	11/4/2022	(104,806)
12 Years, November 2032 @0.00% v.6 Month EURIBOR	Exchange Traded	800,000	EUR	(800,000)	EUR	1.00	11/2/2022	(39,769)
CDX North American Investment Grade 35-V1	Bank of America	200,000	USD	(200,000)	USD	0.01	6/16/2021	(73)
CDX North American Investment Grade 35-V1	Bank of America	200,000	USD	(200,000)	USD	0.01	5/19/2021	(29)
CDX North American Investment Grade 35-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	5/19/2021	(13)
CDX North American Investment Grade 35-V1	Bank of America	600,000	USD	(600,000)	USD	0.01	6/16/2021	(155)
CDX North American Investment Grade 35-V1	Citibank NA	100,000	USD	(100,000)	USD	0.01	5/19/2021	(17)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	300,000	USD	(300,000)	USD	0.01	5/19/2021	(64)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	100,000	USD	(100,000)	USD	0.01	4/21/2021	(6)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	200,000	USD	(200,000)	USD	0.01	4/21/2021	(10)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	100,000	USD	(100,000)	USD	0.01	5/19/2021	(13)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	100,000	USD	(100,000)	USD	0.01	5/19/2021	(11)
CDX North American Investment Grade 35-V1	Goldman Sachs & Co.	100,000	USD	(100,000)	USD	0.01	5/19/2021	(9)
CDX North American Investment Grade 35-V1	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	0.01	5/19/2021	(21)
CDX North American Investment Grade 35-V1	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	0.01	5/19/2021	(13)
CDX North American Investment Grade 35-V1	Morgan Stanley & Co. International	200,000	USD	(200,000)	USD	0.01	5/19/2021	(35)
CDX North American Investment Grade 36-V1	Goldman Sachs Bank	400,000	USD	(400,000)	USD	0.01	6/16/2021	(199)
FNMA/FHLMC, 30 Year, Single Family	Exchange Traded	100,000	USD	(100,000)	USD	1.01	5/6/2021	(1,418)
FNMA/FHLMC, 30 Year, Single Family	Exchange Traded	100,000	USD	(100,000)	USD	1.02	4/7/2021	(2,664)
GNMA, 30 Year, Single Family	Exchange Traded	100,000	USD	(100,000)	USD	1.04	4/14/2021	(779)
GNMA, 30 Year, Single Family	Exchange Traded	100,000	USD	(100,000)	USD	1.04	4/14/2021	(1,185)
iTraxx Europe Main.34-V1	Barclays Bank	1,900,000	EUR	(1,900,000)	EUR	0.01	4/21/2021	(154)
iTraxx Europe Main.34-V1	Barclays Bank	100,000	EUR	(100,000)	EUR	0.01	4/21/2021	(7)
iTraxx Europe Main.34-V1	Barclays Bank	100,000	EUR	(100,000)	EUR	0.01	6/16/2021	(41)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts					Expiration Date	Value ($)
iTraxx Europe Main.34-V1	Barclays Bank	100,000	EUR	(100,000)	EUR	0.01	6/16/2021	(36)
iTraxx Europe Main.34-V1	Goldman Sachs & Co.	100,000	EUR	(100,000)	EUR	0.01	6/16/2021	(41)

								(169,641)

Total Written Options Contracts (Premiums Received ($115,221))								(180,252)

#	Less than 0.005.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of March 31, 2021 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	200,000	4,364	4,350
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	6,604	6,604
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	48,426	48,426
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	14,011	13,965
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	20,948	20,948
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(122)	3,682
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(294)	12,887
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	1,000,000	(4,048)	18,411
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	17,109	17,109
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	8,467	8,467
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	4,272	4,272

						119,737	159,121

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	(12,275)	(12,275)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(1,364)	(1,364)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(9,393)	(9,547)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(1,387)	(1,364)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(835)	(1,572)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(1,029)	(1,572)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(1,923)	(3,143)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(769)	(1,582)
UKRPI at termination	3.22% at termination	Pay	3/15/2022	GBP	100,000	(104)	(105)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(36,897)	(28,037)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(1,018)	(2,046)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(1,134)	(2,046)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(1,987)	(2,046)
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	600,000	(14,200)	(14,200)
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	200,000	(4,735)	(4,733)
USCPI at termination	1.34% at termination	Pay	6/29/2021	USD	500,000	(11,882)	(11,882)
USCPI at termination	1.34% at termination	Pay	7/1/2021	USD	700,000	(17,057)	(17,057)
USCPI at termination	1.35% at termination	Pay	7/2/2021	USD	200,000	(4,865)	(4,865)
USCPI at termination	1.42% at termination	Pay	7/9/2021	USD	100,000	(2,399)	(2,398)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(4,373)	(4,373)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(4,366)	(4,373)
USCPI at termination	1.83% at termination	Pay	8/14/2021	USD	500,000	(9,817)	(9,817)
USCPI at termination	1.84% at termination	Pay	8/14/2021	USD	300,000	(5,840)	(5,845)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	200,000	(3,534)	(3,550)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	100,000	(1,775)	(1,775)
USCPI at termination	2.16% at termination	Pay	1/19/2022	USD	100,000	(661)	(661)
USCPI at termination	2.17% at termination	Pay	1/19/2022	USD	500,000	(3,257)	(3,257)
USCPI at termination	2.18% at termination	Pay	1/19/2022	USD	200,000	(1,265)	(1,273)
USCPI at termination	2.20% at termination	Pay	1/21/2022	USD	300,000	(1,857)	(1,857)
USCPI at termination	2.17% at termination	Pay	2/1/2022	USD	500,000	(3,317)	(3,317)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	550,000	(3,658)	(3,658)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	250,000	(1,653)	(1,663)
USCPI at termination	2.20% at termination	Pay	2/5/2022	USD	700,000	(4,309)	(4,309)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(40,710)	(40,710)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(12,962)	(13,570)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(6,807)	(6,785)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(5,556)	(5,556)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(11,338)	(11,112)

						(252,308)	(249,295)

Total Centrally Cleared Inflation-linked swap contracts outstanding						(132,571)	(90,174)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2021 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month EURIBOR Quarterly	(0.53) at termination	Pay	11/21/2023	EUR 3,000,000	—	(1,889)	(1,889)

Total Centrally Cleared Interest rate swap contracts outstanding					—	(1,889)	(1,889)

(1)	Value of floating rate index at March 31, 2021 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.06%
HICPXT EUR	1.06%
UKRPI GBP	2.96%
USCPI USD	2.65%
3 Month LIBOR USD	0.19%
3 Month EURIBOR EUR	(0.54)%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,501,662	$—	$4,501,662
Collateralized Mortgage Obligations	—	3,823,638	—	3,823,638
Commercial Mortgage-Backed Securities	—	183,088	—	183,088
Corporate Bonds
Communication Services	—	10,392	—	10,392
Consumer Discretionary	—	200,342	—	200,342
Energy	—	107,007	—	107,007
Financials	—	1,060,665	—	1,060,665
Health Care	—	61,229	—	61,229
Industrials	—	20,308	—	20,308
Information Technology	—	10,908	—	10,908
Foreign Government Securities	—	7,545,827	—	7,545,827
Forward Currency Contracts	—	237,098	—	237,098
Futures	453,579	—	—	453,579
Centrally Cleared Inflation-linked Swaps	—	124,201	—	124,201
Mortgage-Backed Security	—	3,386,087	—	3,386,087
Options Purchased
Call Options Purchased	293	156,015	—	156,308
Put Options Purchased	199	4,367	—	4,566
Short-Term Investments
U.S. Government Agency Securities	—	41,096,121	—	41,096,121
U.S. Government Agency Securities	—	14,992,101	—	14,992,101
U.S. Treasury Obligations	—	97,103,031	—	97,103,031

Total Assets	$454,071	$174,624,087	$—	$175,078,158

Liabilities:
Forward Currency Contracts	$—	$(3,776)	$—	$(3,776)
Futures	(232,415)	—	—	(232,415)
Centrally Cleared Inflation-linked Swaps	—	(256,772)	—	(256,772)
Centrally Cleared Interest Rate Swaps	—	(1,889)	—	(1,889)
Options Written
Call Options Written	—	(10,611)	—	(10,611)
Put Options Written	—	(169,641)	—	(169,641)

Total Liabilities	$(232,415)	$(442,689)	$—	$(675,104)

Total	$221,656	$174,181,398	$—	$174,403,054

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,819,195
Aggregate gross unrealized depreciation	(1,076,945)

Net unrealized appreciation	$3,742,250

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,703,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.0%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
0.369%, 9/25/36(l)		$183,475	$179,650
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		315,822	288,978
Series 2016-3 A
3.250%, 10/15/28		164,316	157,743
Series 2016-3 AA
3.000%, 10/15/28		246,557	248,406
Ameriquest Mortgage Securities, Inc., Asset- Backed Pass-Through Certificates,
Series 2005-R9 M1
0.814%, 11/25/35(l)		297,908	294,100
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.601%, 10/20/31(l)§		1,000,000	1,001,790
Argent Securities Trust,
Series 2006-M1 A2C
0.259%, 7/25/36(l)		716,747	301,250
Series 2006-W2 A2B
0.489%, 3/25/36(l)		242,447	156,553
Atrium XII,
Series 12A AR
1.052%, 4/22/27(l)§		664,613	664,223
Avery Point IV CLO Ltd.,
Series 2014-1A AR
1.318%, 4/25/26(l)§		5,347	5,349
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
0.269%, 8/25/36(l)		26,926	25,928
Series 2006-HE9 1A2
0.259%, 11/25/36(l)		252,892	239,377
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
1.234%, 2/25/35(l)		182,595	180,210
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	700,000	821,349
Cathedral Lake CLO Ltd.,
Series 2015-2A A1RR
0.000%, 7/15/29(l)§		$800,000	800,000
CBAM Ltd.,
Series 2018-5A A
1.243%, 4/17/31(l)§		1,000,000	1,000,199
Series 2018-8A A1
1.344%, 10/20/29(l)§		1,000,000	1,000,053
C-BASS TRUST,
Series 2006-CB9 A1
0.169%, 11/25/36(l)		13,778	7,473
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§		221,052	224,084
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		141,533	97,342
CLNC Ltd.,
Series 2019-FL1 A
1.360%, 8/20/35(l)§		700,000	705,715
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
0.859%, 5/25/34(l)		39,274	38,414
Series 2006-2 M1
0.709%, 6/25/36(l)		275,290	270,558
Series 2006-21 2A4
0.339%, 5/25/37(l)		300,000	274,837
Series 2006-24 1A
0.249%, 6/25/47(l)		110,533	102,732
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	700,000	821,064
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
0.909%, 8/25/47(l)		$27,865	27,163
EMC Mortgage Loan Trust,
Series 2001-A A
0.858%, 5/25/40(l)§		3,492	3,375
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§		900,000	920,357
Figueroa CLO Ltd.,
Series 2014-1A AR
1.141%, 1/15/27(l)§		43,904	43,905
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2
0.386%, 5/15/23(l)		1,200,000	1,200,315
Fremont Home Loan Trust,
Series 2005-D M1
0.724%, 11/25/35(l)		300,000	281,133
Series 2006-E 2A1
0.169%, 1/25/37(l)		2,527	1,375
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		300,888	172,265
GSAMP Trust,
Series 2006-NC2 A2B
0.289%, 6/25/36(l)		149,504	100,909
GSPA Monetization Trust,
6.422%, 10/9/29§		286,275	309,640
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR
1.322%, 10/22/25(l)§		58,315	58,332
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
0.339%, 4/25/37(l)		600,997	578,318
Jamestown CLO VII Ltd.,
Series 2015-7A A1R
1.048%, 7/25/27(l)§		118,160	118,169
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		900,000	974,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.073%, 1/17/28(l)§	$500,605	$500,623
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
0.724%, 10/25/35(l)	269,003	264,918
Series 2006-FRE1 M1
0.694%, 5/25/35(l)	179,948	177,566
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
0.369%, 3/25/37(l)	86,709	85,260
LCM XV LP,
Series 15A AR2
0.000%, 7/20/30(l)§	800,000	800,086
Lehman XS Trust,
Series 2006-8 2A1
0.469%, 6/25/36(l)	47,421	45,719
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.236%, 5/15/28(l)§	336,574	336,574
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.661%, 8/20/24(l)§	544,185	565,494
Marble Point CLO X Ltd.,
Series 2017-1A AR
0.000%, 10/15/30(l)§	800,000	800,085
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
0.689%, 12/25/35(l)	103,175	101,124
Series 2006-FRE2 A5
0.589%, 3/25/36(l)	201,542	158,896
MF1 Ltd.,
Series 2020-FL4 A
1.806%, 11/15/35(l)§	800,000	805,709
Monarch Grove CLO Ltd.,
Series 2018-1A A1
1.098%, 1/25/28(l)§	260,459	260,476
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
0.359%, 8/25/36(l)	531,261	318,979
Series 2006-WMC2 A2C
0.409%, 7/25/36(l)	274,060	136,579
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.423%, 4/18/25(l)§	17,862	17,865
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
0.349%, 11/25/36(l)	118,215	51,820
OCP CLO Ltd.,
Series 2015-9A A1R
1.041%, 7/15/27(l)§	143,137	143,145
OHA Credit Funding 3 Ltd.,
Series 2019-3A A1
1.544%, 7/20/32(l)§	1,000,000	1,001,320
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	304,465	306,646
Option One Mortgage Loan Trust,
Series 2007-5 1A1
0.329%, 5/25/37(l)	431,991	304,395
Series 2007-CP1 1A1
0.249%, 3/25/37(l)	226,456	208,496
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
0.799%, 11/25/35(l)	600,000	589,241
OZLM XVI Ltd.,
Series 2017-16A A1R
1.227%, 5/16/30(l)§	800,000	800,051
Palmer Square CLO Ltd.,
Series 2018-3A A1
1.044%, 8/15/26(l)§	194,572	194,477
RAAC Trust,
Series 2006-SP2 M1
0.619%, 2/25/36(l)	39,108	38,728
RAMP Trust,
Series 2005-RS4 M5
1.129%, 4/25/35(l)	300,000	298,361
RASC Trust,
Series 2005-EMX5 A3
0.769%, 12/25/35(l)	146,464	124,444
Series 2006-EMX2 M1
0.709%, 2/25/36(l)	243,640	237,333
Series 2006-KS7 A4
0.349%, 9/25/36(l)	173,794	172,269
Series 2007-KS3 AI3
0.359%, 4/25/37(l)	48,634	47,781
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	549,029	265,746
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
0.239%, 5/25/37(l)	45,642	35,233
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
0.649%, 2/25/36(l)	75,853	46,413
SLM Student Loan Trust,
Series 2003-10A A3
0.654%, 12/15/27(l)§	156,026	155,514
Series 2003-11 A6
0.734%, 12/15/25(l)§	270,289	270,128
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.274%, 10/20/28(l)§	1,000,000	1,000,031
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
0.000%, 1/23/29(l)§	800,000	800,000
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.170%, 7/25/30(l)§	800,000	800,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
1.009%, 10/25/37(l)		$713,805	$599,612
Series 2007-WMC1 3A1
0.219%, 2/25/37(l)		80,955	27,513
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
0.268%, 11/25/37(l)		637,880	416,249
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
0.559%, 5/25/37(l)§		278,028	271,562
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.373%, 1/17/26(l)§		35,050	35,054
Series 2013-1A A2R
1.393%, 1/17/26(l)§		35,050	35,050
Telos CLO Ltd.,
Series 2014-6A A1R
1.493%, 1/17/27(l)§		75,652	75,655
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.258%, 10/15/34(l)§		900,000	900,827
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		651,987	661,766
Series 2020-1 A
5.875%, 10/15/27		975,825	1,077,067
Venture XVI CLO Ltd.,
Series 2014-16A ARR
1.091%, 1/15/28(l)§		283,100	283,112
Venture XX CLO Ltd.,
Series 2015-20A AR
1.061%, 4/15/27(l)§		245,233	245,244
Voya CLO Ltd.,
Series 2014-3A A1R
0.938%, 7/25/26(l)§		33,097	33,081
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
0.359%, 4/25/37(l)		237,099	116,733

Total Asset- Backed Securities			32,743,612

Collateralized Mortgage Obligations (6.5%)
Alba plc,
Series 2007-1 A3
0.251%, 3/17/39(l)(m)	GBP	384,972	508,890
Alternative Loan Trust,
Series 2005-32T1 A3
1.109%, 8/25/35(l)		$116,590	66,015
Series 2006-45T1 1A16
6.000%, 2/25/37		271,520	188,727
Series 2006-OA11 A1B
0.489%, 9/25/46(l)		432,707	417,756
Series 2006-OA12 A1B
0.301%, 9/20/46(l)		161,597	145,399
Series 2006-OA3 1A1
0.509%, 5/25/36(l)		40,192	35,499
American Home Mortgage Investment Trust,
Series 2004-4 4A
2.201%, 2/25/45(l)		5,502	5,557
Series 2006-2 3A2
6.700%, 6/25/36(e)		489,726	128,771
Banc of America Funding Trust,
Series 2005-D A1
3.128%, 5/25/35(l)		9,271	9,383
Series 2007-2 1A2
6.000%, 3/25/37		88,447	79,365
Banc of America Mortgage Trust,
Series 2003-D 2A4
4.401%, 5/25/33(l)		7,023	7,288
BCAP LLC Trust,
Series 2007-AA2 12A1
0.319%, 5/25/47(l)		91,774	87,618
Series 2011-RR5 12A1
4.852%, 3/26/37(e)§		28,027	28,284
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
2.762%, 5/25/35(l)		30,152	30,748
Series 2005-7 22A1
3.033%, 9/25/35(l)		25,289	19,987
Series 2006-3 35A1
3.394%, 5/25/36(l)		70,427	48,611
Bear Stearns ARM Trust,
Series 2002-11 1A1
2.519%, 2/25/33(l)		149	154
Series 2002-11 1A2
2.825%, 2/25/33(l)		337	313
Series 2003-1 6A1
2.500%, 4/25/33(l)		986	1,047
Series 2003-8 2A1
2.323%, 1/25/34(l)		7,235	7,441
Series 2004-1 12A5
2.851%, 4/25/34(l)		13,170	13,073
Series 2004-10 22A1
4.338%, 1/25/35(l)		5,722	5,936
Series 2004-10 23A1
2.997%, 1/25/35(l)		1,895	1,926
Series 2004-3 1A1
3.488%, 7/25/34(l)		11,103	10,733
Series 2004-8 2A1
3.121%, 11/25/34(l)		32,330	32,396
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.757%, 1/26/36(l)		42,598	36,344
Series 2007-R6 2A1
2.886%, 12/26/46(l)		35,791	30,787
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
2.806%, 1/25/36(l)		53,943	49,461
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
2.769%, 11/25/34(l)		23,753	24,011
Series 2004-HYB9 1A1
2.675%, 2/20/35(l)		9,761	9,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-HYB9 3A2A
2.195%, 2/20/36(l)		$5,503	$4,869
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
2.530%, 10/25/35(l)		3,150	3,186
Series 2009-7 5A2
5.500%, 12/25/35§		73,770	54,508
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.069%, 5/25/35(l)		11,385	11,756
Series 2005-6 A2
2.290%, 9/25/35(l)		108,512	113,123
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
4.944%, 6/25/32(l)		510	527
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
0.259%, 3/25/37(l)		145,826	145,052
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
0.609%, 2/25/35(l)		5,539	5,404
Eurosail-UK plc,
Series 2007-1X A3C
0.240%, 3/13/45(l)(m)	GBP	124,428	169,554
Series 2007-2X A3C
0.230%, 3/13/45(l)(m)		34,060	46,232
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$1,761	1,850
Series 2248 FB
0.606%, 9/15/30(l)		134	135
Series 2266 F
0.556%, 11/15/30(l)		78	78
Series 3360 FC
0.826%, 5/15/37(l)		6,426	6,556
Series 4989 FA
0.473%, 8/15/40(l)		404,376	405,912
Series 4989 FB
0.473%, 10/15/40(l)		322,807	324,016
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
1.579%, 2/25/45(l)		4,740	4,758
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
2.687%, 8/25/35(l)		62,677	58,293
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.978%, 10/25/35(l)		46,715	47,038
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		1,458	1,526
Series 2003-25 KP
5.000%, 4/25/33		12,718	14,449
Series 2004-W2 5AF
0.459%, 3/25/44(l)		13,117	13,161
Series 2005-79 NF
0.519%, 9/25/35(l)		8,072	8,139
Series 2006-118 A1
0.178%, 12/25/36(l)		5,112	5,084
Series 2006-5 3A2
2.314%, 5/25/35(l)		4,202	4,299
Series 2007-42 AF
0.359%, 5/25/37(l)		1,014	1,017
Series 2007-73 A1
0.178%, 7/25/37(l)		13,153	12,929
Series 2015-58 AI
2.193%, 8/25/55IO IO(l)		340,948	17,893
GNMA,
Series 2015-H18 FB
0.719%, 7/20/65(l)		518,676	523,339
Series 2015-H19 FK
0.719%, 8/20/65(l)		374,463	377,870
Series 2016-H02 FH
1.119%, 1/20/66(l)		136,363	139,545
Series 2016-H06 FJ
0.770%, 7/20/63(l)		8,285	8,293
Series 2016-H14 FA
0.920%, 6/20/66(l)		220,308	223,977
Series 2016-H17 FC
0.950%, 8/20/66(l)		577,576	588,017
Series 2016-H17 FM
0.569%, 8/20/66(l)		4,864	4,872
Series 2016-H20 PT
3.273%, 9/20/66(l)		673,763	720,229
Series 2016-H22 FA
0.889%, 10/20/66(l)		366,518	372,317
Series 2017-H10 FB
1.904%, 4/20/67(l)		461,313	467,678
Series 2018-38 WF
0.415%, 10/20/43(l)		276,577	275,795
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
0.320%, 6/18/39(l)§		105,073	102,722
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.928%, 9/25/35(l)		34,459	35,120
Series 2005-AR7 6A1
2.873%, 11/25/35(l)		10,999	11,038
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
1.611%, 10/19/35(l)		68,487	54,773
Series 2005-14 4A1A
3.033%, 12/19/35(l)		82,001	56,971
Series 2005-2 2A1A
0.550%, 5/19/35(l)		10,044	9,658
Series 2005-4 3A1
3.418%, 7/19/35(l)		33,493	28,491
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	2,205,712	3,049,492
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
0.279%, 1/25/37(l)		$74,209	74,188
Series 2006-AR9 2A1
3.222%, 6/25/36(l)		218,910	184,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		$12,530	$8,521
Series 2006-A3 6A1
3.017%, 8/25/34(l)		49,364	49,618
Series 2006-A6 1A4L
3.369%, 10/25/36(l)		73,399	64,464
Landmark Mortgage Securities No. 3 plc,
Series 3 A
0.309%, 4/17/44(l)(m)	GBP	698,964	916,753
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		$822,174	830,715
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
0.999%, 1/25/47(l)		79,835	150,153
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
2.055%, 4/25/35(l)		60,283	60,104
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
2.681%, 7/25/35(l)		76,682	71,671
MortgageIT Trust,
Series 2005-5 A2
0.729%, 12/25/35(l)		57,575	57,832
Prime Mortgage Trust,
Series 2004-CL1 1A2
0.509%, 2/25/34(l)		1,678	1,616
Series 2006-CL1 A1
0.609%, 2/25/35(l)		77,254	74,699
RALI Trust,
Series 2005-QA13 2A1
3.990%, 12/25/35(l)		10,578	9,732
Series 2006-QS12 1A1
6.500%, 9/25/36		209,040	143,941
Series 2006-QS13 1A10
6.000%, 9/25/36		17,968	16,884
Series 2007-QA3 A1
0.209%, 5/25/37(l)		256,145	245,692
Series 2008-QR1 1A1
1.509%, 8/25/36(l)		23,362	23,447
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.499%, 12/25/35(l)§		111,367	111,697
Residential Asset Securitization Trust,
Series 2005-A11 1A1
0.559%, 10/25/35(l)		49,569	32,893
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		71,259	70,773
STARM Mortgage Loan Trust,
Series 2007-1 2A1
2.389%, 2/25/37(l)		47,075	44,199
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
0.509%, 4/25/47(l)		56,247	53,684
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
0.610%, 7/19/35(l)		35,836	36,284
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
0.770%, 9/19/32(l)		807	803
Structured Asset Sec Corp.,
Series 2002-14A 2A1
2.119%, 7/25/32(l)		15	15
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
1.579%, 3/25/37(l)		39,703	37,074
Series 2007-3 3A1
1.529%, 6/25/47(l)		270,840	229,946
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.951%, 7/20/45(l)§	GBP	1,770,640	2,444,629
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,708,020	2,360,865
Wachovia Mortgage Loan Trust LLC Trust,
Series 2006-A 2A1
2.689%, 5/20/36(l)		$47,859	49,270
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
0.689%, 10/25/45(l)		5,078	5,072
Series 2005-AR6 1A1A
0.609%, 2/25/45(l)		298,125	302,437
Series 2006-AR16 3A3
3.173%, 12/25/36(l)		17,091	16,461
Series 2007-HY5 2A1
3.275%, 5/25/37(l)		106,647	94,957
Series 2007-HY7 4A2
3.325%, 7/25/37(l)		64,491	64,491
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
1.003%, 12/21/49(l)§	GBP	734,741	1,013,206
Series 3A B
1.703%, 12/21/49(l)§		100,000	137,978
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
2.721%, 10/25/36(l)		$636,052	614,317

Total Collateralized Mortgage Obligations			21,268,549

Commercial Mortgage-Backed Securities (3.4%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		699,667	703,583
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	618,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
AREIT Trust,
Series 2020-CRE4 A
2.726%, 4/15/37(l)§		$600,000	$606,984
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	899,553
Business Mortgage Finance 7 plc,
Series 7X A1
2.056%, 2/15/41(l)(m)	GBP	67,305	92,479
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	323,039
COMM Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	793,321
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.217%, 8/25/22 IO(l)		1,962,268	28,118
FNMA ACES,
Series 2020-M33 X2
2.251%, 1/25/31 IO(l)		1,900,000	275,940
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	399,686
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		492,711	514,597
Series 2016-GS3 WMB
3.602%, 10/10/49(l)§		100,000	97,850
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	600,504
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
1.106%, 6/15/32(l)§		422,252	422,251
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
0.958%, 7/15/36(l)§		800,000	799,691
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		78,495	81,735
Series 2015-C27 ASB
3.557%, 12/15/47		278,708	295,448
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.428%, 4/5/42(l)§		800,000	800,959
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	750,113
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
1.007%, 11/11/34(l)§		324,032	323,224
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	911,737
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	970,683

Total Commercial Mortgage-Backed Securities			11,309,783

Corporate Bonds (36.7%)
Communication Services (2.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.250%, 2/1/32		800,000	756,060
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,301,051

			2,057,111

Entertainment (0.9%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	752,069
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	727,074
Walt Disney Co. (The)
2.650%, 1/13/31		$1,300,000	1,318,235

			2,797,378

Media (0.3%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	103,925
Discovery Communications LLC
3.625%, 5/15/30		900,000	963,178

			1,067,103

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		700,000	749,000
5.152%, 3/20/28§		400,000	454,224

			1,203,224

Total Communication Services			7,124,816

Consumer Discretionary (3.4%)
Automobiles (1.8%)
BMW Finance NV
2.250%, 8/12/22§		700,000	716,505
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	718,690
3.700%, 5/4/23§		700,000	743,027
Hyundai Capital America
1.150%, 11/10/22§		800,000	804,000
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.817%, 9/21/21(k)§		623,000	623,391
2.750%, 3/9/28§		800,000	793,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	$800,000	$876,325
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§	700,000	750,334

		6,025,468

Hotels, Restaurants & Leisure (0.8%)
Choice Hotels International, Inc.
3.700%, 12/1/29	700,000	734,070
Starbucks Corp.
2.550%, 11/15/30	900,000	902,315
Wynn Las Vegas LLC
5.500%, 3/1/25§	800,000	843,200

		2,479,585

Household Durables (0.6%)
Mohawk Industries, Inc.
3.625%, 5/15/30	900,000	963,807
NVR, Inc.
3.000%, 5/15/30	900,000	920,623

		1,884,430

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.
3.250%, 2/15/30	700,000	710,223

Total Consumer Discretionary		11,099,706

Consumer Staples (0.8%)
Beverages (0.2%)
Bacardi Ltd.
4.450%, 5/15/25§	500,000	554,995

Food & Staples Retailing (0.1%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§	500,000	506,350

Food Products (0.2%)
Conagra Brands, Inc.
4.300%, 5/1/24	700,000	771,889

Tobacco (0.3%)
Imperial Brands Finance plc
3.875%, 7/26/29§	800,000	854,553

Total Consumer Staples		2,687,787

Energy (1.6%)
Energy Equipment & Services (0.0%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)	331,740	127,444
7.350%, 12/1/26 PIK§	826	323
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/21(y)§	200,000	1,315

		129,082

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
3.400%, 2/15/31	600,000	604,910
Energy Transfer Operating LP
5.250%, 4/15/29	600,000	681,098
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§	700,000	748,781
MPLX LP
4.000%, 3/15/28	300,000	329,366
ONEOK Partners LP
6.850%, 10/15/37	800,000	1,007,893
Sabine Pass Liquefaction LLC
4.200%, 3/15/28	100,000	109,697
4.500%, 5/15/30	800,000	897,193
Saudi Arabian Oil Co.
2.750%, 4/16/22§	800,000	816,500

		5,195,438

Total Energy		5,324,520

Financials (13.6%)
Banks (6.8%)
Banco Santander SA
2.746%, 5/28/25	700,000	731,892
Bank of America Corp.
4.125%, 1/22/24	200,000	218,359
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	800,000	801,117
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.184%, 7/20/23(k)§	600,000	609,214
Barclays Bank plc
10.179%, 6/12/21§	200,000	203,547
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%), 1.850%, 1/10/23(k)	900,000	907,946
BNP Paribas SA
3.500%, 3/1/23§	700,000	737,862
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§	700,000	768,491
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	900,000	918,150
(ICE LIBOR USD 3 Month + 1.02%), 1.213%, 6/1/24(k)	700,000	708,752
(SOFR + 0.69%), 0.776%, 10/30/24(k)	800,000	799,427
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 4/16/21	500,000	500,598
3.800%, 9/15/22	600,000	625,356
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§	1,000,000	987,454
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	700,000	748,753
(SOFR + 1.51%), 2.739%, 10/15/30(k)	900,000	912,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Lloyds Bank plc
7.500%, 4/2/32(e)(m)		$600,000	$455,544
Lloyds Banking Group plc
(BPSWS5 + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	300,123
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.928%, 3/2/23(k)		$700,000	705,309
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.215%, 7/10/24(k)		900,000	910,927
(ICE LIBOR USD 3 Month + 0.61%), 0.849%, 9/8/24(k)		800,000	801,473
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		1,000,000	1,025,000
2.500%, 3/22/23(m)	EUR	100,000	122,994
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.648%, 5/17/21(k)§		$600,000	600,222
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 1.793%, 7/18/21(k)(m)		800,000	800,000
Societe Generale SA
4.250%, 9/14/23§		700,000	756,529
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	752,682
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		800,000	800,440
UniCredit SpA
7.830%, 12/4/23§		900,000	1,045,755
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	600,748
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		800,000	804,920
(EURIBOR 3 Month + 1.85%), 1.741%, 5/4/30(k)(m)	EUR	500,000	634,254

			22,296,370

Capital Markets (3.0%)
Cantor Fitzgerald LP
6.500%, 6/17/22§		$300,000	319,765
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	219,500
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		500,000	541,250
Deutsche Bank AG
4.250%, 10/14/21		500,000	509,471
3.300%, 11/16/22		600,000	622,647
3.950%, 2/27/23		500,000	527,460
(SOFR + 2.58%), 3.961%, 11/26/25(k)		1,800,000	1,946,380
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25		100,000	108,120
3.750%, 5/22/25		700,000	764,885
(ICE LIBOR USD 3 Month + 1.17%), 1.364%, 5/15/26(k)		300,000	304,399
Intercontinental Exchange, Inc.
3.000%, 6/15/50		700,000	642,016
Lazard Group LLC
4.500%, 9/19/28		700,000	790,916
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	897,468
Stifel Financial Corp.
4.000%, 5/15/30		900,000	967,456
UBS Group AG
4.125%, 9/24/25§		200,000	222,143
4.125%, 4/15/26§		600,000	668,511

			10,052,387

Consumer Finance (2.5%)
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.88%), 1.104%, 10/12/21(k)		400,000	398,000
(ICE LIBOR USD 3 Month + 1.08%), 1.276%, 8/3/22(k)		925,000	913,437
(ICE LIBOR USD 3 Month + 1.24%), 1.429%, 2/15/23(k)		600,000	595,650
5.584%, 3/18/24		700,000	753,893
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 1.075%, 4/9/21(k)		400,000	399,032
3.550%, 7/8/22		700,000	725,025
5.200%, 3/20/23		900,000	975,835
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	702,985
OneMain Finance Corp.
6.125%, 5/15/22		800,000	835,000
Volkswagen Bank GmbH
0.625%, 9/8/21(m)	EUR	100,000	117,705
1.250%, 8/1/22(m)		300,000	358,128
1.875%, 1/31/24(m)		1,100,000	1,354,159

			8,128,849

Diversified Financial Services (1.0%)
GE Capital Funding LLC
3.450%, 5/15/25§		$900,000	971,532
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		700,000	796,671
NTT Finance Corp.
1.162%, 4/3/26§		1,000,000	986,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Synchrony Bank
3.650%, 5/24/21		$700,000	$701,771

			3,456,920

Insurance (0.3%)
First American Financial Corp.
4.000%, 5/15/30		700,000	755,859
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	152,708

			908,567

Total Financials			44,843,093

Health Care (1.4%)
Biotechnology (0.4%)
AbbVie, Inc.
2.950%, 11/21/26		$700,000	743,835
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		700,000	646,180

			1,390,015

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.550%, 3/15/31		800,000	800,772
Cigna Corp.
3.050%, 11/30/22		100,000	104,054
CVS Health Corp.
4.300%, 3/25/28		508,000	575,769

			1,480,595

Pharmaceuticals (0.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.194%, 12/15/23(k)§		300,000	303,573
Mylan, Inc.
3.125%, 1/15/23§		700,000	729,350
Zoetis, Inc.
2.000%, 5/15/30		900,000	864,493

			1,897,416

Total Health Care			4,768,026

Industrials (2.2%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
1.433%, 2/4/24		800,000	801,285
2.750%, 2/1/26		800,000	820,931
Leidos, Inc.
4.375%, 5/15/30§		800,000	889,312
Spirit AeroSystems, Inc.
4.600%, 6/15/28		700,000	686,000
Textron, Inc.
2.450%, 3/15/31		600,000	580,339

			3,777,867

Commercial Services & Supplies (0.2%)
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50		800,000	726,679

Machinery (0.2%)
Platin 1426 GmbH
6.875%, 6/15/23§	EUR	500,000	587,440

Marine (0.2%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		$700,000	777,052

Road & Rail (0.4%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		600,000	638,049
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28(m)		700,000	732,927

			1,370,976

Total Industrials			7,240,014

Information Technology (2.8%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22		100,000	102,061

IT Services (0.7%)
Fiserv, Inc.
2.250%, 6/1/27		900,000	918,447
Global Payments, Inc.
2.900%, 5/15/30		700,000	711,532
PayPal Holdings, Inc.
2.850%, 10/1/29		700,000	727,718

			2,357,697

Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Corp.
3.875%, 1/15/27		48,000	52,212
Broadcom, Inc.
4.110%, 9/15/28		743,000	808,633
4.150%, 11/15/30		900,000	970,641
2.450%, 2/15/31§		800,000	757,220
3.469%, 4/15/34§		52,000	52,313
Microchip Technology, Inc.
3.922%, 6/1/21		200,000	201,155
NXP BV
3.875%, 9/1/22§		800,000	835,447
5.350%, 3/1/26§		500,000	581,240

			4,258,861

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30		500,000	571,821

Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
5.450%, 6/15/23§		900,000	983,589
5.850%, 7/15/25§		700,000	818,106

			1,801,695

Total Information Technology			9,092,135

Materials (0.3%)
Chemicals (0.3%)
Huntsman International LLC
5.125%, 11/15/22		600,000	631,050
Syngenta Finance NV
3.933%, 4/23/21§		500,000	501,127

			1,132,177

Total Materials			1,132,177

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		300,000	336,326
4.500%, 7/30/29		200,000	229,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
American Tower Corp. (REIT)
3.375%, 5/15/24		$800,000	$857,079
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30		800,000	796,578
Boston Properties LP (REIT)
4.500%, 12/1/28		600,000	680,315
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.255%, 2/1/22(k)		200,000	199,564
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		800,000	814,579
EPR Properties (REIT)
3.750%, 8/15/29		700,000	660,591
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		900,000	950,559
GLP Capital LP (REIT)
5.250%, 6/1/25		100,000	111,939
5.750%, 6/1/28		200,000	229,940
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	530,574
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		700,000	762,889
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	107,985
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		700,000	706,503
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		800,000	785,349
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	109,810
Public Storage (REIT)
3.094%, 9/15/27		500,000	542,502
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	317,007
3.250%, 1/15/31		600,000	633,423
Sabra Health Care LP (REIT)
4.800%, 6/1/24		700,000	762,550
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	990,881
Service Properties Trust (REIT)
4.500%, 6/15/23		200,000	202,250
4.950%, 2/15/27		500,000	494,375
Simon Property Group LP (REIT)
2.450%, 9/13/29		700,000	689,505
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	214,884
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	450,699
Welltower, Inc. (REIT)
2.750%, 1/15/31		800,000	794,544

			14,962,451

Total Real Estate			14,962,451

Utilities (3.8%)
Electric Utilities (2.9%)
Duke Energy Corp.
2.450%, 6/1/30		600,000	591,727
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	544,168
Edison International
3.550%, 11/15/24		600,000	642,570
Enel Finance International NV
2.875%, 5/25/22§		800,000	820,593
4.250%, 9/14/23§		700,000	757,063
IPALCO Enterprises, Inc.
4.250%, 5/1/30§		700,000	763,473
ITC Holdings Corp.
2.950%, 5/14/30§		600,000	614,142
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30		900,000	880,212
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	1,012,751
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.573%, 11/15/21(k)		800,000	801,508
3.750%, 2/15/24		600,000	638,155
3.500%, 6/15/25		300,000	317,057
3.150%, 1/1/26(x)		600,000	625,358
2.950%, 3/1/26		600,000	620,740

			9,629,517

Gas Utilities (0.6%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.683%, 3/2/23(k)		1,000,000	1,000,284
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	961,442

			1,961,726

Multi-Utilities (0.3%)
WEC Energy Group, Inc.
1.375%, 10/15/27		800,000	771,357

Total Utilities			12,362,600

Total Corporate Bonds			120,637,325

Foreign Government Securities (2.5%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,175,218
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	645,271
Province of Ontario
4.000%, 6/2/21	CAD	900,000	721,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.150%, 6/2/22	CAD	300,000	$246,677
Province of Quebec
2.750%, 8/25/21(x)		$700,000	706,970
3.500%, 12/1/22	CAD	300,000	251,224
3.750%, 9/1/24		200,000	174,544
Republic of Chile
2.450%, 1/31/31		$800,000	802,250
Republic of Peru
6.350%, 8/12/28(m)	PEN	1,000,000	311,794
5.940%, 2/12/29§		2,100,000	636,134
6.950%, 8/12/31(m)		3,000,000	928,224
State of Qatar
3.875%, 4/23/23§		$800,000	852,000
4.000%, 3/14/29§		700,000	794,500

Total Foreign Government Securities			8,246,473

Mortgage-Backed Securities (19.8%)
FHLMC
4.500%, 4/1/29		25,761	28,600
6.000%, 1/1/37		63,855	75,354
4.000%, 1/1/41		54,639	60,001
3.500%, 3/1/48		125,460	132,839
FNMA
2.310%, 8/1/22		193,646	197,261
2.491%, 5/1/38(l)		183,784	191,972
FNMA UMBS
4.500%, 1/1/34		68,281	74,846
5.500%, 4/1/34		33,540	38,562
5.500%, 5/1/34		70,580	81,089
3.000%, 7/1/35		1,391,126	1,468,490
5.500%, 3/1/38		46,948	54,485
5.000%, 8/1/39		70,298	80,022
4.500%, 12/1/41		37,353	41,983
4.500%, 7/1/44		64,047	71,345
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 4/25/51 TBA		9,100,000	9,611,164
2.500%, 5/25/51 TBA		7,300,000	7,469,668
2.000%, 6/25/51 TBA		38,500,000	38,242,832
3.000%, 6/25/51 TBA		2,000,000	2,081,799
GNMA
3.000%, 7/15/45		52,315	55,075
3.000%, 8/15/45		92,709	97,599
4.500%, 1/20/49		657,990	711,713
5.000%, 1/20/49		10,005	10,918
5.000%, 2/20/49		124,128	135,374
5.000%, 7/20/49		3,638,863	3,971,121

Total Mortgage-Backed Securities			64,984,112

Municipal Bonds (0.4%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42		50,000	55,448
New York State Urban Development Corp., St Personal Income Tax,
Series 2020B
1.346%, 3/15/26		800,000	797,333
The Regent of The University of California General Revenue Bonds 2020,
Series BG
1.614%, 5/15/30		700,000	667,830

Total Municipal Bonds			1,520,611

U.S. Treasury Obligations (23.5%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	11,877,502
1.875%, 2/15/41		3,100,000	2,878,286
3.125%, 2/15/42		500,000	568,181
3.375%, 5/15/44		1,400,000	1,652,086
3.125%, 8/15/44		2,100,000	2,382,190
2.875%, 8/15/45		600,000	653,131
3.000%, 8/15/48		16,800,000	18,795,583
2.875%, 5/15/49		900,000	985,204
1.250%, 5/15/50		1,300,000	978,111
1.375%, 8/15/50		1,200,000	933,346
U.S. Treasury Notes
2.875%, 9/30/23#,(v)		26,400,000	28,130,478
2.875%, 8/15/28		6,700,000	7,364,580

Total U.S. Treasury Obligations			77,198,678

Total Long-Term Debt Securities (102.8%) (Cost $335,480,706)			337,909,143

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (8.5%)
Federative Republic of Brazil
0.00%, 10/1/21(p)	BRL	64,600,000	11,247,457
0.00%, 1/1/22(p)		5,600,000	961,394
Japan Treasury Bill
0.27%, 6/28/21(p)	JPY	1,730,000,000	15,613,959

Total Foreign Government Treasury Bills			27,822,810

Repurchase Agreement (0.1%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $357,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $364,293.(xx)		$357,150	357,150

U.S. Government Agency Security (2.2%)
FHLB
0.05%, 6/18/21(o),(p)		7,400,000	7,399,269

U.S. Treasury Obligations (3.2%)
U.S. Treasury Bills
0.02%, 5/6/21(p),(v),(w)		1,003,000	1,002,981
0.02%, 7/20/21(p)		6,700,000	6,699,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.03%, 9/23/21(p),(v) .	$2,800,000	$2,799,524

Total U.S. Treasury Obligations		10,502,103

Total Short-Term Investments (14.0%) (Cost $46,521,363)		46,081,332

Total Investments in Securities (116.8%) (Cost $382,002,069)		383,990,475
Other Assets Less Liabilities (-16.8%)		(55,353,651)

Net Assets (100%)		$328,636,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $74,595,920 or 22.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $123,604.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $11,348,326 or 3.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2021.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $844,871.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $974,981.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $349,415. This was collateralized by cash of $357,150 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate of Deposit

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	0.7%
Bermuda	0.2
Brazil	3.8
Canada	1.0
Cayman Islands	4.6
Chile	0.2
Denmark	0.5
France	0.9
Germany	2.8
India	0.2
Ireland	0.5
Italy	0.8
Japan	7.5
Netherlands	0.4
Peru	0.6
Qatar	0.7
Saudi Arabia	0.2
Singapore	0.4
Spain	0.2
Switzerland	1.0
United Kingdom	4.8
United States	84.8
Cash and Other	(16.8)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	91	6/2021	USD	11,229,258	(110,980)
U.S. Treasury 10 Year Note	90	6/2021	USD	11,784,375	(297,547)

					(408,527)

Short Contracts
Euro-Buxl	(4)	6/2021	EUR	(966,492)	(8,649)
Japan 10 Year Bond	(2)	6/2021	JPY	(2,730,368)	(5,535)
U.S. Treasury Long Bond	(30)	6/2021	USD	(4,637,813)	186,988

					172,804

					(235,723)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,828,502	BRL	10,115,270	Bank of America**	4/5/2021	31,397
USD	6,716,168	BRL	34,100,000	JPMorgan Chase Bank**	4/5/2021	657,877
CLP	807,350,224	USD	1,118,291	Barclays Bank plc**	5/17/2021	2,660
USD	838,955	EUR	703,000	Bank of America	5/17/2021	13,812
USD	5,111,018	EUR	4,229,000	HSBC Bank plc	5/17/2021	147,246
USD	11,761,665	GBP	8,462,000	Citibank NA	5/17/2021	94,394
USD	87,933	JPY	9,300,000	Bank of America	5/17/2021	3,906
USD	210,000	PEN	772,091	Citibank NA**	6/8/2021	3,815
USD	302,677	PEN	1,118,338	Citibank NA**	6/14/2021	4,034
USD	80,323	PEN	296,673	HSBC Bank plc**	6/14/2021	1,099
USD	289,000	PEN	1,058,925	Citibank NA**	6/23/2021	6,232
USD	15,903,793	JPY	1,730,000,000	Barclays Bank plc	6/28/2021	266,777
USD	994,970	PEN	3,616,319	Citibank NA**	8/4/2021	29,509
USD	99,000	PEN	367,273	Citibank NA**	9/20/2021	975
USD	11,404,375	BRL	64,600,000	JPMorgan Chase Bank**	10/4/2021	118,098
USD	979,620	BRL	5,600,000	JPMorgan Chase Bank**	1/4/2022	12,844

Total unrealized appreciation						1,394,675

BRL	10,115,270	USD	1,843,733	Bank of America**	4/5/2021	(46,628)
BRL	51,100,000	USD	9,166,377	JPMorgan Chase Bank**	4/5/2021	(87,822)
USD	3,019,753	BRL	17,000,000	Citibank NA**	4/5/2021	(510)
BRL	10,115,270	USD	1,826,174	Bank of America**	5/4/2021	(32,169)
GBP	256,000	USD	362,277	HSBC Bank plc	5/17/2021	(9,309)
USD	1,594,685	CAD	2,025,000	Bank of America	5/17/2021	(16,786)
USD	328,089	GBP	239,000	Bank of America	5/17/2021	(1,441)

Total unrealized depreciation						(194,665)

Net unrealized appreciation						1,200,010

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Written Call Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange USD/BRL	Bank of America	1,300,000	USD (1,300,000)	USD 6.25	5/27/2021	(7,071)

Total Written Options Contracts (Premiums Received ($20,631))						(7,071)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	12/20/2023	0.46	USD 400,000	(9,822)	15,789	5,967
General Electric Co.	1.00	Quarterly	6/20/2024	0.51	USD 300,000	(2,248)	7,039	4,791
General Electric Co.	1.00	Quarterly	6/20/2024	0.51	USD 100,000	(779)	2,376	1,597
Rolls-Royce plc	1.00	Quarterly	6/20/2024	2.25	EUR 300,000	418	(14,029)	(13,611)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	2.25	EUR 300,000	523	(14,134)	(13,611)
Rolls-Royce plc	1.00	Quarterly	6/20/2025	2.52	EUR 200,000	(26,299)	12,017	(14,282)
iTraxx Europe Crossover.34-V2	5.00	Quarterly	12/20/2025	2.24	EUR 591,996	81,161	3,550	84,711
iTraxx Europe Crossover.34-V2	5.00	Quarterly	12/20/2025	2.24	EUR 394,664	49,056	7,418	56,474
iTraxx Europe Crossover.34-V2	5.00	Quarterly	12/20/2025	2.24	EUR 197,332	24,522	3,715	28,237
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 250,000	32,978	2,213	35,191
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 250,000	32,963	2,228	35,191
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 500,000	64,616	5,766	70,382
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 500,000	64,778	5,604	70,382
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 500,000	64,986	5,396	70,382
iTraxx Europe Crossover.35-V1	5.00	Quarterly	6/20/2026	2.53	EUR 800,000	103,330	9,281	112,611

Total Centrally Cleared Credit default swap contracts outstanding						480,183	54,229	534,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of March 31, 2021 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	0.75 annually	Receive	9/15/2051	GBP	500,000	31,059	11,920	42,979
6 month LIBOR Semi-Annual	0.57 semi-annually	Receive	3/19/2051	JPY	77,000,000	—	195	195
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	54,000,000	—	1,344	1,344
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	4,000,000	(203)	303	100
1 day SONIA Annual	0.50 annually	Receive	6/16/2051	GBP	3,700,000	(255,904)	896,518	640,614
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	97,223	—	190	190
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	5,251,029	(5)	10,447	10,442
1 day SONIA Annual	0.50 annually	Receive	6/16/2051	GBP	700,000	85,188	36,009	121,197
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,207,212	(2)	6,256	6,254
1 day CDI At Termination	2.85 at termination	Receive	1/3/2022	BRL	11,374,522	(50)	22,673	22,623
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	3,885,301	—	7,408	7,408
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	7,773,258	—	15,168	15,168
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,887,074	—	7,555	7,555
1 day SONIA Annual	0.50 annually	Receive	6/16/2051	GBP	300,000	37,380	14,562	51,942
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	4,278,138	(154)	8,638	8,484

						(102,691)	1,039,186	936,495

6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(8,916)	(8,916)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(31,910)	(31,910)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(31,509)	(31,509)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(8,900)	(8,900)
6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	342,700,000	(191,891)	(14,319)	(206,210)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	25,924,352	6,077	(22,967)	(16,890)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	15,513,885	(4,152)	(11,031)	(15,183)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(277)	(7,168)	(7,445)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	10,662,947	(497)	(13,153)	(13,650)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	3,586,627	29	(4,620)	(4,591)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	1,260,389	—	(1,634)	(1,634)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(44)	(7,401)	(7,445)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	10,665,796	(958)	(9,480)	(10,438)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	6,721,128	42	(4,421)	(4,379)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	11,521,934	(700)	(6,806)	(7,506)
1 day CDI At Termination	3.98 at termination	Pay	1/3/2022	BRL	10,654,803	—	(7,217)	(7,217)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	9,601,612	2,016	(8,271)	(6,255)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	73,836,395	20,820	(68,924)	(48,104)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	4,846,794	364	(6,568)	(6,204)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	20,163,385	(1,057)	(12,079)	(13,136)

						(170,228)	(287,294)	(457,522)

						(272,919)	751,892	478,973

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

1)	Value of floating rate index at March 31, 2021 was as follows:

Floating Rate Index Value	Value
1 Day SONIA GBP	0.05%
1 Day CDI BRL	7.92%
6 Month LIBOR JPY	(0.04)%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$32,743,612	$—	$32,743,612
Collateralized Mortgage Obligations	—	21,268,549	—	21,268,549
Commercial Mortgage-Backed Securities	—	11,309,783	—	11,309,783
Corporate Bonds
Communication Services	—	7,124,816	—	7,124,816
Consumer Discretionary	—	11,099,706	—	11,099,706
Consumer Staples	—	2,687,787	—	2,687,787
Energy	—	5,324,520	—	5,324,520
Financials	—	44,843,093	—	44,843,093
Health Care	—	4,768,026	—	4,768,026
Industrials	—	7,240,014	—	7,240,014
Information Technology	—	9,092,135	—	9,092,135
Materials	—	1,132,177	—	1,132,177
Real Estate	—	14,962,451	—	14,962,451
Utilities	—	12,362,600	—	12,362,600
Centrally Cleared Credit Default Swaps	—	82,392	—	82,392
Foreign Government Securities	—	8,246,473	—	8,246,473
Forward Currency Contracts	—	1,394,675	—	1,394,675
Futures	186,988	—	—	186,988
Centrally Cleared Interest Rate Swaps	—	1,039,186	—	1,039,186
Mortgage-Backed Securities	—	64,984,112	—	64,984,112
Municipal Bonds	—	1,520,611	—	1,520,611
Short-Term Investments
Foreign Government Treasury Bills	—	27,822,810	—	27,822,810
Repurchase Agreement	—	357,150	—	357,150
U.S. Government Agency Security	—	7,399,269	—	7,399,269
U.S. Treasury Obligations	—	10,502,103	—	10,502,103
U.S. Treasury Obligations	—	77,198,678	—	77,198,678

Total Assets	$186,988	$386,506,728	$—	$386,693,716

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(28,163)	$—	$(28,163)
Forward Currency Contracts	—	(194,665)	—	(194,665)
Futures	(422,711)	—	—	(422,711)
Centrally Cleared Interest Rate Swaps	—	(287,294)	—	(287,294)
Options Written
Call Options Written	—	(7,071)	—	(7,071)

Total Liabilities	$(422,711)	$(517,193)	$—	$(939,904)

Total	$(235,723)	$385,989,535	$—	$385,753,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,538,442
Aggregate gross unrealized depreciation	(8,196,186)

Net unrealized appreciation	$4,342,256

Federal income tax cost of investments in securities and derivative instruments, if applicable	$381,618,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.1%)
AmeriCredit Automobile Receivables Trust,
Series 2020-3 A2
0.420%, 3/18/24	$5,793,863	$5,799,723
Arkansas Student Loan Authority,
Series 2010-1 A
1.087%, 11/25/43(l)	685,336	678,154
CarMax Auto Owner Trust,
Series 2020-3 A2A
0.490%, 6/15/23	1,634,798	1,636,610
Chesapeake Funding II LLC,
Series 2018-2A A2
0.476%, 8/15/30(l)§	1,842,102	1,850,602
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
0.731%, 4/22/26(l)	3,000,000	3,035,237
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.189%, 1/25/37(l)	40,183	32,333
Dell Equipment Finance Trust,
Series 2020-2 A2
0.470%, 10/24/22§	7,000,000	7,011,052
DT Auto Owner Trust,
Series 2020-3A A
0.540%, 4/15/24§	4,814,381	4,824,506
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
0.839%, 4/25/39(l)§	541,688	538,371
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	1,429,456	1,451,085
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	206,176	215,367
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,288,302	5,235,047
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
0.506%, 10/15/23(l)	7,000,000	7,010,338
Series 2019-3 A2
0.706%, 9/15/24(l)	2,200,000	2,213,887
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,415,646
GLS Auto Receivables Issuer Trust,
Series 2020-3A A
0.690%, 10/16/23§	1,671,636	1,671,798
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A2
1.830%, 1/17/23	691,910	693,304
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	3,008,341
GSAA Trust,
Series 2007-6 A4
0.709%, 5/25/47(l)	113,945	90,648
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	598,842	599,635
Marlette Funding Trust,
Series 2019-3A A
2.690%, 9/17/29§	355,924	357,936
Massachusetts Educational Financing Authority,
Series 2008-1 A1
1.168%, 4/25/38(l)	101,120	102,061
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	854,563	870,471
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	305,227	312,493
Series 2020-IA A1B
1.106%, 4/15/69(l)§	5,596,677	5,596,655
Navient Private Education Refi Loan Trust,
Series 2020-A A1
0.456%, 11/15/68(l)§	1,171,455	1,171,454
Series 2020-DA A
1.690%, 5/15/69§	2,731,423	2,754,919
Series 2020-GA A
1.170%, 9/16/69§	2,255,041	2,262,098
Navient Student Loan Trust,
Series 2017-5A A
0.918%, 7/26/66(l)§	3,051,045	3,078,812
Nelnet Student Loan Trust,
Series 2005-3 A5
0.307%, 12/24/35(l)	2,888,057	2,818,211
Series 2013-5A A
0.739%, 1/25/37(l)§	1,284,008	1,276,315
Series 2016-1A A
0.909%, 9/25/65(l)§	6,332,352	6,324,927
Series 2019-2A A
1.009%, 6/27/67(l)§	1,198,447	1,200,975
Nissan Master Owner Trust Receivables,
Series 2019-A A
0.666%, 2/15/24(l)	2,000,000	2,008,307
Northstar Education Finance, Inc.,
Series 2012-1 A
0.809%, 12/26/31(l)§	553,731	556,320
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	81,259	81,091
PFS Financing Corp.,
Series 2020-B A
1.210%, 6/15/24§	3,000,000	3,028,000
Series 2020-F A
0.930%, 8/15/24§	1,300,000	1,307,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
PHEAA Student Loan Trust,
Series 2016-2A A
1.059%, 11/25/65(l)§	$2,243,843	$2,254,496
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	868,029	868,551
SLC Student Loan Trust,
Series 2005-3 A3
0.304%, 6/15/29(l)	1,476,896	1,467,848
Series 2006-1 A5
0.294%, 3/15/27(l)	1,305,607	1,297,394
Series 2006-2 A5
0.284%, 9/15/26(l)	157,792	157,663
SLM Student Loan Trust,
Series 2004-10 A7B
0.818%, 10/25/29(l)§	1,777,944	1,770,318
Series 2005-7 A4
0.368%, 10/25/29(l)	1,508,043	1,494,861
Series 2005-8 A4
0.768%, 1/25/28(l)	490,676	490,738
Series 2008-9 A
1.718%, 4/25/23(l)	1,713,243	1,725,669
Series 2010-1 A
0.509%, 3/25/25(l)	2,331,477	2,317,308
Series 2012-3 A
0.759%, 12/27/38(l)	5,813,066	5,838,801
SMB Private Education Loan Trust,
Series 2015-A A2B
1.106%, 6/15/27(l)§	2,221,201	2,223,700
Series 2015-B A2B
1.306%, 7/15/27(l)§	823,859	826,878
Series 2016-C A2A
2.340%, 9/15/34§	3,555,188	3,627,381
Series 2020-PTA A1
0.409%, 9/15/54(l)§	456,370	455,262
Series 2020-PTA A2A
1.600%, 9/15/54§	2,000,000	2,010,849
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	1,097,497	1,103,529
Series 2017-6 A2
2.820%, 11/25/26§	80,753	80,874
SoFi Consumer Loan Program Trust,
Series 2019-1 A
3.240%, 2/25/28§	250,960	251,876
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	101,178	102,193
Series 2016-E A1
0.959%, 7/25/39(l)§	64,132	64,048
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	1,819,000	1,925,672
Series 2019-HY2 A1
1.109%, 5/25/58(l)§	1,241,036	1,252,285
Series 2019-HY3 A1A
1.109%, 10/25/59(l)§	1,304,799	1,316,993
Series 2020-1 A1
2.710%, 1/25/60(l)§	3,909,108	4,035,697
Series 2020-2 A1A
1.636%, 4/25/60(l)§	11,153,808	11,153,235
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,681,510
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	410	432
Series 2004-20C 1
4.340%, 3/1/24	5,249	5,550
Series 2005-20B 1
4.625%, 2/1/25	8,092	8,575
Series 2008-20G 1
5.870%, 7/1/28	822,038	907,878
Series 2008-20H 1
6.020%, 8/1/28	677,727	750,709
Volkswagen Auto Lease Trust,
Series 2019-A A2B
0.411%, 3/21/22(l)	2,234,817	2,235,556
Westlake Automobile Receivables Trust,
Series 2020-3A A2
0.560%, 5/15/24§	2,500,000	2,504,176
World Omni Select Auto Trust,
Series 2020-A A2
0.470%, 6/17/24	5,764,556	5,770,928

Total Asset- Backed Securities		157,099,255

Collateralized Mortgage Obligations (11.3%)
Alternative Loan Trust,
Series 2005-61 2A1
0.669%, 12/25/35(l)	7,088	7,045
Series 2005-62 2A1
1.259%, 12/25/35(l)	33,678	31,395
Series 2006-OA22 A1
0.269%, 2/25/47(l)	153,993	143,233
Series 2007-OA7 A1A
0.289%, 5/25/47(l)	35,340	33,646
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.489%, 5/25/46(l)	1,959,661	1,746,546
BCAP LLC Trust,
Series 2006-AA2 A1
0.279%, 1/25/37(l)	190,639	192,561
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
0.549%, 4/25/35(l)	61,117	61,189
Series 2005-7 22A1
3.033%, 9/25/35(l)	409,666	323,772
Bear Stearns ARM Trust,
Series 2002-11 1A2
2.825%, 2/25/33(l)	1,169	1,084
Series 2003-3 3A2
3.146%, 5/25/33(l)	10,579	10,653
Series 2003-8 2A1
2.323%, 1/25/34(l)	1,005	1,033
Series 2003-8 4A1
2.772%, 1/25/34(l)	3,839	3,972
Series 2004-10 15A1
2.635%, 1/25/35(l)	20,528	20,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-10 21A1
3.216%, 1/25/35(l)	$268,137	$282,251
Series 2007-3 1A1
3.466%, 5/25/47(l)	991,006	983,217
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.115%, 8/25/34(l)	35,441	35,097
Series 2005-25 A11
5.500%, 11/25/35	77,994	59,805
Series 2005-3 1A2
0.689%, 4/25/35(l)	60,550	56,205
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
2.570%, 5/25/35(l)	1,792	1,816
Series 2005-11 A2A
2.530%, 10/25/35(l)	46,192	46,731
Series 2005-12 2A1
0.909%, 8/25/35(l)§	182,550	169,688
Series 2019-B A1
3.258%, 4/25/66(l)§	1,008,717	1,017,714
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
2.220%, 9/25/35(l)	4,011	4,182
Series 2005-6 A2
2.290%, 9/25/35(l)	12,822	13,367
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.798%, 3/25/32(l)§	385	367
CSMC Trust,
Series 2019-RP10 A1
3.048%, 12/26/59(l)§	931,528	936,999
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	3,887	3,879
Series 2005-AR2 7A1
2.611%, 10/25/35(l)	18,978	16,824
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.209%, 10/25/36(l)	639	496
FHLMC,
Series 2142 Z
6.500%, 4/15/29	2,118	2,357
Series 2411 FJ
0.456%, 12/15/29(l)	464	464
Series 3017 CF
0.406%, 8/15/25(l)	55,293	55,229
Series 3222 FN
0.506%, 9/15/36(l)	12,232	12,323
Series 3241 FM
0.486%, 11/15/36(l)	7,575	7,625
Series 3245 NF
0.586%, 11/15/36(l)	242,366	245,379
Series 328 F4
0.473%, 2/15/38 STRIPS(l)	1,116,150	1,103,685
Series 330 F4
0.473%, 10/15/37 STRIPS(l)	3,337,535	3,336,899
Series 343 F4
0.473%, 10/15/37 STRIPS(l)	1,136,101	1,142,944
Series 3807 FM
0.606%, 2/15/41(l)	263,973	259,913
Series 3850 FC
0.526%, 4/15/41(l)	225,862	227,762
Series 3898 TF
0.606%, 7/15/39(l)	25,252	25,601
Series 3927 FH
0.556%, 9/15/41(l)	232,712	235,852
Series 4283 JF
0.506%, 12/15/43(l)	2,192,102	2,205,861
Series 4367 GF
0.473%, 3/15/37(l)	2,418,151	2,408,964
Series 4615 AF
0.473%, 10/15/38(l)	873,900	885,169
Series 4678 AF
0.523%, 12/15/42(l)	3,645,603	3,679,714
Series 4774 BF
0.406%, 2/15/48(l)	3,849,892	3,857,981
Series 4779 WF
0.473%, 7/15/44(l)	4,064,897	4,093,969
Series 4875 F
0.556%, 4/15/49(l)	2,309,643	2,326,788
Series 4906 WF
0.523%, 12/15/38(l)	1,845,500	1,872,563
Series 4913 FC
0.543%, 6/15/44(l)	2,794,575	2,805,042
Series 4948 E
2.500%, 10/25/48	950,641	981,309
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,728	3,299
Series T-62 1A1
1.459%, 10/25/44(l)	169,815	172,301
Series T-63 1A1
1.579%, 2/25/45(l)	213,895	214,707
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.209%, 6/25/34(l)	27,011	27,539
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.263%, 8/25/35(l)	31,274	25,639
FNMA,
Series 2003-W8 3F2
0.459%, 5/25/42(l)	10,725	10,802
Series 2005-38 F
0.409%, 5/25/35(l)	19,887	19,975
Series 2006-118 A2
0.178%, 12/25/36(l)	76,661	75,995
Series 2006-5 3A2
2.314%, 5/25/35(l)	35,006	35,810
Series 2007-109 GF
0.789%, 12/25/37(l)	584,256	598,517
Series 2007-84 FN
0.609%, 8/25/37(l)	214,621	216,420
Series 2010-74 AF
0.649%, 7/25/37(l)	181,947	184,712
Series 2014-42 FA
0.523%, 7/25/44(l)	966,927	966,295
Series 2014-84 BF
0.473%, 12/25/44(l)	1,991,950	2,005,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-86 PA
2.000%, 12/25/44	$501,132	$511,117
Series 2015-64 KF
0.473%, 9/25/45(l)	3,967,310	3,959,855
Series 2016-11 AF
0.623%, 3/25/46(l)	3,132,845	3,132,501
Series 2016-40 PF
0.573%, 7/25/46(l)	2,590,070	2,592,326
Series 2016-84 DF
0.543%, 11/25/46(l)	815,707	815,524
Series 2016-97 CF
0.543%, 12/25/56(l)	1,744,468	1,743,326
Series 2017-108 AF
0.409%, 1/25/48(l)	1,493,498	1,497,012
Series 2019-41 F
0.609%, 8/25/59(l)	7,106,655	7,180,362
Series 2019-41 FD
0.609%, 8/25/59(l)	1,429,789	1,443,632
Series 2019-53 FA
0.523%, 9/25/49(l)	3,556,614	3,556,359
Series 2019-60 WF
0.523%, 10/25/59(l)	1,893,462	1,891,410
Series 2020-22 FA
0.509%, 4/25/50(l)	5,782,759	5,847,789
GCAT LLC,
Series 2020-4 A1
2.611%, 12/25/25(e)§	2,459,139	2,471,180
GNMA,
Series 2012-H08 FC
0.690%, 4/20/62(l)	1,554,573	1,562,565
Series 2012-H11 FA
0.820%, 2/20/62(l)	4,134,429	4,166,516
Series 2012-H12 FA
0.669%, 4/20/62(l)	1,881,873	1,890,626
Series 2012-H12 FB
1.169%, 2/20/62(l)	1,867,863	1,894,471
Series 2013-H13 FT
0.540%, 5/20/63(l)	967,437	959,494
Series 2015-H04 FA
0.770%, 12/20/64(l)	1,487,311	1,503,497
Series 2015-H32 FA
0.870%, 12/20/65(l)	3,286,457	3,335,709
Series 2016-H14 FA
0.920%, 6/20/66(l)	2,937,438	2,986,354
Series 2016-H17 FK
0.970%, 7/20/66(l)	739,292	753,139
Series 2016-H20 PT
3.273%, 9/20/66(l)	2,994,500	3,201,020
Series 2017-H07 FG
0.579%, 2/20/67(l)	7,731,290	7,757,667
Series 2017-H12 FE
0.320%, 6/20/66(l)	83,353	83,270
Series 2018-H18 FC
0.470%, 8/20/65(l)	3,875,669	3,878,987
Series 2019-54 KF
0.535%, 5/20/44(l)	3,232,136	3,233,771
Series 2019-90 F
0.561%, 7/20/49(l)	3,145,469	3,165,815
Series 2020-17 EU
2.500%, 10/20/49	562,522	588,676
Series 2020-63 PF
0.511%, 4/20/50(l)	9,414,577	9,450,642
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.649%, 11/25/45(l)	13,166	11,806
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	7,900,000	8,027,049
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.928%, 9/25/35(l)	13,176	13,428
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.550%, 5/19/35(l)	6,993	6,724
Series 2006-1 2A1A
0.590%, 3/19/36(l)	52,890	52,500
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
2.910%, 12/25/34(l)	31,739	32,792
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	774,875	779,438
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.176%, 11/21/34(l)	14,226	14,366
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	295,278	305,664
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.806%, 11/15/31(l)	8,468	8,612
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
0.609%, 11/25/35(l)	23,685	23,517
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	3,422,017	3,450,240
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.547%, 12/15/30(l)	2,991	2,938
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	7,516,983	7,834,525
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	6,401,630	6,670,691
RALI Trust,
Series 2005-QO1 A1
0.409%, 8/25/35(l)	12,428	10,794
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.449%, 6/25/35(l)§	13,636	13,020
Securitized Asset Sales, Inc.,
Series 1993-6 A5
2.361%, 11/26/23(l)	300	295
Sequoia Mortgage Trust,
Series 10 2A1
0.871%, 10/20/27(l)	809	797
Series 2003-4 2A1
0.811%, 7/20/33(l)	501,371	500,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-2 A2
0.697%, 3/20/35(l)	$312,770	$302,459
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	1,610,812	1,627,906
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.578%, 2/25/34(l)	17,007	17,295
Series 2004-19 2A1
1.659%, 1/25/35(l)	10,414	9,693
Series 2005-17 3A1
2.972%, 8/25/35(l)	38,292	36,984
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.770%, 10/19/34(l)	17,895	17,567
Series 2005-AR5 A1
0.610%, 7/19/35(l)	30,825	29,928
Series 2005-AR5 A2
0.610%, 7/19/35(l)	37,342	36,110
Series 2006-AR4 2A1
0.489%, 6/25/36(l)	8,950	9,028
Series 2006-AR5 1A1
0.529%, 5/25/36(l)	501,340	434,484
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
1.459%, 11/25/42(l)	1,714	1,686
Series 2002-AR2 A
1.707%, 2/27/34(l)	1,062	1,084
Series 2003-AR1 A5
2.325%, 3/25/33(l)	148,255	148,274
Series 2004-AR1 A
2.408%, 3/25/34(l)	230,952	235,232
Series 2005-AR13 A1A1
0.689%, 10/25/45(l)	38,776	38,732
Series 2005-AR15 A1A1
0.629%, 11/25/45(l)	11,927	11,735
Series 2006-AR15 2A
1.957%, 11/25/46(l)	12,313	12,097
Series 2006-AR3 A1A
1.259%, 2/25/46(l)	19,098	19,214
Series 2006-AR7 3A
1.957%, 7/25/46(l)	69,979	68,501

Total Collateralized Mortgage Obligations		160,407,697

Commercial Mortgage-Backed Securities (3.4%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
0.986%, 9/15/34(l)§	1,000,000	1,000,314
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	5,208,631	5,237,781
AREIT Trust,
Series 2018-CRE2 A
1.086%, 11/14/35(l)§	1,384,370	1,383,429
Series 2019-CRE3 A
1.126%, 9/14/36(l)§	2,000,000	2,000,327
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
1.306%, 3/15/34(l)§	1,300,000	1,298,376
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.156%, 9/15/36(l)§	1,625,482	1,624,984
Beast Mortgage Trust,
Series 2021-1818 A
1.300%, 3/15/36(l)§	2,500,000	2,502,249
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	806,705	810,043
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,742,405
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	2,349,000	2,462,765
CSMC Trust,
Series 2017-CHOP A
0.856%, 7/15/32(l)§	8,000,000	7,970,119
DBCG Mortgage Trust,
Series 2017-BBG A
0.806%, 6/15/34(l)§	5,000,000	4,996,883
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
1.556%, 12/15/31(l)§	941,673	934,149
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,936,763
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
0.856%, 2/15/33(l)§	847,850	824,224
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	4,265,819	4,271,608
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	809,473	851,863
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
0.668%, 8/15/47(l)§	1,150,062	1,159,434

Total Commercial Mortgage-Backed Securities		48,007,716

Corporate Bonds (44.4%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 1.084%, 2/15/23(k)	4,400,000	4,441,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.64%), 0.650%, 3/25/24(k)	$1,800,000	$1,802,138
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.190%, 3/16/22(k)	5,275,000	5,316,342

		11,559,568

Entertainment (0.1%)
TWDC Enterprises 18 Corp.
(ICE LIBOR USD 3 Month + 0.39%), 0.573%, 3/4/22(k)	1,350,000	1,353,068

Media (1.0%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,000,000	1,039,250
(ICE LIBOR USD 3 Month + 1.65%), 1.855%, 2/1/24(k)	10,800,000	11,051,532
Time Warner Cable LLC
4.000%, 9/1/21	1,600,000	1,608,000

		13,698,782

Total Communication Services		26,611,418

Consumer Discretionary (5.7%)
Automobiles (5.3%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 0.634%, 4/12/21(k)§	900,000	900,126
(ICE LIBOR USD 3 Month + 0.50%), 0.698%, 8/13/21(k)§	4,000,000	4,005,827
1.850%, 9/15/21§	1,000,000	1,005,568
(ICE LIBOR USD 3 Month + 0.64%), 0.877%, 4/6/22(k)(x)§	6,000,000	6,027,110
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 0.865%, 11/5/21(k)§	8,500,000	8,525,874
(ICE LIBOR USD 3 Month + 0.90%), 1.094%, 2/15/22(k)§	3,000,000	3,018,492
(ICE LIBOR USD 3 Month + 0.88%), 1.062%, 2/22/22(k)§	11,100,000	11,171,473
Hyundai Capital America
3.250%, 9/20/22(m)	2,000,000	2,068,750
1.150%, 11/10/22§	6,200,000	6,231,000
0.800%, 4/3/23§	2,500,000	2,494,746
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§	1,500,000	1,519,483
(ICE LIBOR USD 3 Month + 0.89%), 1.114%, 1/13/22(k)§	15,300,000	15,340,672
(ICE LIBOR USD 3 Month + 0.69%), 0.883%, 9/28/22(k)§	1,500,000	1,499,787
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.86%), 1.051%, 9/24/21(k)§	2,000,000	2,007,499
4.000%, 11/12/21§	1,500,000	1,533,380
0.750%, 11/23/22§	8,000,000	8,024,890

		75,374,677

Household Durables (0.4%)
Lennar Corp.
4.125%, 1/15/22	4,500,000	4,586,472
5.375%, 10/1/22	300,000	319,460

		4,905,932

Total Consumer Discretionary		80,280,609

Consumer Staples (2.4%)
Beverages (0.8%)
Molson Coors Beverage Co.
2.100%, 7/15/21	10,695,000	10,727,644

Food Products (0.5%)
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 0.763%, 4/16/21(k)	3,425,000	3,425,413
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 1.015%, 8/10/22(k)	4,110,000	4,117,655

		7,543,068

Tobacco (1.1%)
Altria Group, Inc.
4.750%, 5/5/21	1,500,000	1,506,025
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 1.074%, 8/15/22(k)	13,900,000	13,995,351

		15,501,376

Total Consumer Staples		33,772,088

Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.840%, 9/19/22(k)	1,000,000	1,003,268
Energy Transfer Partners LP
5.875%, 3/1/22	5,655,000	5,847,277
Hanwha Energy USA Holdings Corp.
2.375%, 7/30/22(m)	1,286,000	1,314,935
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.644%, 8/15/22(k)	5,300,000	5,233,750
Phillips 66
(ICE LIBOR USD 3 Month + 0.62%), 0.814%, 2/15/24(k)	2,700,000	2,704,155
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	7,000,000	7,269,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Valero Energy Corp.
(ICE LIBOR USD 3 Month + 1.15%), 1.334%, 9/15/23(k)	$2,000,000	$2,006,771

		25,379,872

Total Energy		25,379,872

Financials (19.9%)
Banks (6.2%)
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 0.907%, 6/11/21(k)	2,000,000	2,001,229
3.500%, 6/11/21	8,125,000	8,151,233
CIT Group, Inc.
5.000%, 8/15/22	300,000	315,000
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 0.782%, 5/20/22(k)	10,300,000	10,307,729
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 1.213%, 6/1/24(k)	3,000,000	3,037,510
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.448%, 10/24/23(k)	9,128,000	9,252,905
(ICE LIBOR USD 3 Month + 0.73%), 0.948%, 4/23/24(k)(x)	2,000,000	2,016,660
(ICE LIBOR USD 3 Month + 0.89%), 1.108%, 7/23/24(k)	1,500,000	1,518,003
MUFG Union Bank NA
(SOFR + 0.71%), 0.720%, 12/9/22(k)	10,555,000	10,624,266
2.100%, 12/9/22	6,500,000	6,667,988
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.33%), 0.501%, 2/24/23(k)	5,000,000	5,009,324
Santander Holdings USA, Inc.
4.450%, 12/3/21	12,800,000	13,105,092
3.400%, 1/18/23	500,000	521,265
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.442%, 10/31/23(k)	4,200,000	4,264,451
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.62%), 0.810%, 5/27/22(k)	2,100,000	2,101,833
(ICE LIBOR USD 3 Month + 0.66%), 0.845%, 9/9/22(k)	8,500,000	8,516,407

		87,410,895

Capital Markets (2.6%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,514,462
Charles Schwab Corp. (The)
(SOFR + 0.50%), 0.510%, 3/18/24(k)	4,000,000	4,024,320
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.550%, 11/17/23(k)	9,000,000	8,990,490
(ICE LIBOR USD 3 Month + 1.60%), 1.790%, 11/29/23(k)	905,000	929,420
(SOFR + 0.79%), 0.810%, 12/9/26(k)	1,800,000	1,798,892
(ICE LIBOR USD 3 Month + 1.75%), 1.969%, 10/28/27(k)	500,000	524,753
Intercontinental Exchange, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.834%, 6/15/23(k)	4,400,000	4,403,687
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.40%), 1.618%, 10/24/23(k)	10,544,000	10,704,780
(ICE LIBOR USD 3 Month + 1.22%), 1.413%, 5/8/24(k)	2,800,000	2,846,833

		36,737,637

Consumer Finance (5.8%)
Ally Financial, Inc.
4.125%, 2/13/22	13,821,000	14,234,074
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.802%, 5/20/22(k)	21,000,000	21,099,880
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 0.473%, 12/10/21(k)	2,000,000	2,002,618
(ICE LIBOR USD 3 Month + 0.45%), 0.644%, 2/15/22(k)	5,000,000	5,013,702
(ICE LIBOR USD 3 Month + 0.54%), 0.733%, 6/27/22(k)	3,200,000	3,214,820
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 0.456%, 9/7/21(k)	2,000,000	2,002,089
(ICE LIBOR USD 3 Month + 0.22%), 0.457%, 1/6/22(k)	8,000,000	8,005,725
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 1.075%, 4/9/21(k)	1,000,000	997,580
3.200%, 7/6/21	500,000	502,313
(ICE LIBOR USD 3 Month + 1.10%), 1.293%, 11/6/21(k)	6,000,000	6,027,987
4.200%, 11/6/21	6,240,000	6,374,228
(ICE LIBOR USD 3 Month + 1.55%), 1.784%, 1/14/22(k)	4,060,000	4,096,256
3.450%, 4/10/22	1,000,000	1,024,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	$1,000,000	$1,004,264
4.050%, 2/4/22§	3,500,000	3,602,987
John Deere Capital Corp.
3.125%, 9/10/21	1,300,000	1,316,312
Synchrony Financial
3.750%, 8/15/21	1,002,000	1,008,755
2.850%, 7/25/22	1,000,000	1,026,913

		82,554,889

Diversified Financial Services (0.9%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 0.661%, 6/25/21(k)§	3,500,000	3,503,049
0.800%, 7/7/23§	2,200,000	2,210,908
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.574%, 6/30/21(k)	2,100,000	2,101,105
Synchrony Bank
3.650%, 5/24/21	538,000	539,361
3.000%, 6/15/22	4,510,000	4,632,783

		12,987,206

Insurance (4.4%)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.468%, 7/1/22(k)§	9,200,000	9,337,419
3.000%, 7/1/22§	1,816,000	1,872,065
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,988,800
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.657%, 6/11/21(k)§	13,000,000	13,009,260
(SOFR + 0.60%), 0.610%, 1/6/23(k)§	2,000,000	2,010,966
Metropolitan Life Global Funding I
(SOFR + 0.35%), 0.360%, 9/8/22(k)§	13,300,000	13,331,235
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 0.664%, 7/12/22(k)§	1,500,000	1,507,040
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.713%, 6/28/21(k)§	5,000,000	5,004,989
1.082%, 6/9/23§	7,000,000	7,091,461

		63,153,235

Total Financials		282,843,862

Health Care (2.4%)
Biotechnology (1.0%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.641%, 11/19/21(k)	3,500,000	3,505,172
3.450%, 3/15/22	10,000,000	10,229,380

		13,734,552

Pharmaceuticals (1.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 0.831%, 6/25/21(k)§	5,530,000	5,532,751
3.500%, 6/25/21§	6,000,000	6,027,674
2.750%, 7/15/21§	500,000	503,409
Bayer US Finance LLC
3.000%, 10/8/21§	1,000,000	1,013,210
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.574%, 5/16/22(k)	6,000,000	6,015,299
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.622%, 8/20/21(k)	1,500,000	1,499,880

		20,592,223

Total Health Care		34,326,775

Industrials (3.1%)
Aerospace & Defense (1.0%)
Boeing Co. (The)
4.508%, 5/1/23	8,900,000	9,531,553
1.875%, 6/15/23	700,000	713,606
1.433%, 2/4/24	4,600,000	4,607,389

		14,852,548

Machinery (0.1%)
CNH Industrial Capital LLC
4.375%, 4/5/22	1,000,000	1,036,800

Professional Services (0.4%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.064%, 8/15/21(k)	5,100,000	5,112,663

Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§	200,000	203,078

Trading Companies & Distributors (1.6%)
Air Lease Corp.
3.500%, 1/15/22	4,000,000	4,094,352
2.250%, 1/15/23	800,000	820,942
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 1.141%, 6/1/21(k)§	3,670,000	3,662,807
(ICE LIBOR USD 3 Month + 0.67%), 0.881%, 7/30/21(k)§	700,000	698,241
2.875%, 1/20/22§	4,300,000	4,362,350
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.915%, 11/5/21(k)	200,000	200,705
International Lease Finance Corp.
8.625%, 1/15/22	1,168,000	1,239,848
5.875%, 8/15/22	7,000,000	7,469,923

		22,549,168

Total Industrials		43,754,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.7%)
IT Services (0.1%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23	$2,000,000	$1,994,131

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.750%, 5/11/23	8,300,000	8,374,766

Total Information Technology		10,368,897

Materials (0.4%)
Chemicals (0.1%)
Nutrition & Biosciences, Inc.
0.697%, 9/15/22§	1,000,000	1,001,845

Containers & Packaging (0.3%)
Berry Global, Inc.
4.875%, 7/15/26§	4,100,000	4,327,345

Total Materials		5,329,190

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
4.700%, 3/15/22	6,000,000	6,243,346
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.255%, 2/1/22(k)	2,400,000	2,394,774
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 1.174%, 8/16/21(k)	1,000,000	998,576

		9,636,696

Total Real Estate		9,636,696

Utilities (5.4%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 0.685%, 11/1/23(k)	8,300,000	8,298,558
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.698%, 5/14/21(k)§	5,800,000	5,803,035
(ICE LIBOR USD 3 Month + 0.65%), 0.827%, 3/11/22(k)	300,000	301,487
Duquesne Light Holdings, Inc.
5.900%, 12/1/21§	600,000	620,742
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	4,500,000	4,514,148
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%),
1.573%, 11/15/21(k)	2,000,000	2,003,770
(ICE LIBOR USD 3 Month + 1.48%),
1.670%, 6/16/22(k)	4,500,000	4,503,903
1.750%, 6/16/22	6,900,000	6,910,979
3.250%, 6/15/23	200,000	208,169
4.250%, 8/1/23	1,000,000	1,070,204
3.750%, 2/15/24	400,000	425,437
3.400%, 8/15/24	800,000	848,824
Southern California Edison Co.
(SOFR + 0.64%), 1.000%, 4/3/23(k)	10,000,000	10,009,217
Series D
(ICE LIBOR USD 3 Month + 0.27%), 0.454%, 12/3/21(k)	4,500,000	4,499,899
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,948,932

		57,967,304

Gas Utilities (0.7%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.565%, 3/9/23(k)	7,500,000	7,500,817
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.683%, 3/2/23(k)	3,000,000	3,000,852

		10,501,669

Multi-Utilities (0.6%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 0.601%, 6/25/21(k)	3,715,000	3,717,629
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 0.714%, 9/15/23(k)	4,500,000	4,505,817

		8,223,446

Total Utilities		76,692,419

Total Corporate Bonds		628,996,083

Mortgage-Backed Securities (0.0%)
FHLMC
2.365%, 11/1/23(l)	968	984
2.350%, 1/1/34(l)	3,332	3,508
2.265%, 10/1/35(l)	5,850	6,145
2.301%, 11/1/35(l)	7,481	7,867
2.009%, 7/1/36(l)	202,274	211,965
2.139%, 9/1/36(l)	111,197	116,631
2.229%, 10/1/36(l)	101,457	106,764
FNMA
2.607%, 11/1/34(l)	88,688	92,759
1.803%, 1/1/35(l)	3,039	3,174
2.573%, 7/1/35(l)	10,183	10,697
1.971%, 12/1/35(l)	22,360	23,441
1.795%, 3/1/36(l)	11,087	11,557
2.254%, 3/1/36(l)	30,337	31,839
1.460%, 3/1/44(l)	96,506	98,266
1.460%, 7/1/44(l)	970	987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.460%, 10/1/44(l)	$6,354	$6,470

Total Mortgage-Backed Securities		733,054

Municipal Bonds (0.8%)
New York State Urban Development Corp., St Personal Income Tax 2.100%, 3/15/22	1,060,000	1,076,616
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 0.900%, 4/1/47(k)	7,000,000	7,006,310
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 1.173%, 1/1/42(k)	3,000,000	3,012,052

Total Municipal Bonds		11,094,978

Supranational (0.9%)
Asian Development Bank
(ICE LIBOR USD 3 Month + 0.01%), 0.194%, 12/15/21	3,330,000	3,329,817
European Investment Bank
(SOFR + 0.29%), 0.310%, 6/10/22(m)	10,000,000	10,024,019

Total Supranational		13,353,836

U.S. Government Agency Securities (17.1%)
FHLB
0.750%, 2/24/26	30,000,000	29,632,956
0.650%, 2/26/26	13,200,000	12,987,943
0.900%, 3/3/26	10,000,000	9,940,540
1.000%, 3/23/26	18,000,000	17,949,542
0.830%, 2/10/27	15,000,000	14,643,858
1.020%, 2/24/27	30,000,000	29,569,131
0.900%, 2/26/27	14,100,000	13,808,751
FHLMC
0.600%, 10/15/25	13,000,000	12,837,491
0.600%, 10/20/25	13,000,000	12,796,936
0.650%, 10/22/25	20,000,000	19,856,384
0.650%, 10/27/25	11,400,000	11,275,083
0.800%, 10/27/26	15,000,000	14,693,997
0.800%, 10/28/26	15,000,000	14,699,640
FNMA
0.470%, 5/26/23	11,000,000	11,008,185
0.700%, 7/30/25	5,000,000	4,971,725
0.875%, 12/18/26	12,000,000	11,794,974

Total U.S. Government Agency Securities		242,467,136

U.S. Treasury Obligations (1.7%)
U.S. Treasury Notes
0.375%, 3/31/22	22,400,000	22,465,582
0.125%, 6/30/22	1,000,000	1,000,216

Total U.S. Treasury Obligations		23,465,798

Total Long-Term Debt Securities (90.7%) (Cost $1,283,374,287) .		1,285,625,553

SHORT-TERM INVESTMENTS:
Commercial Paper (1.0%)
Exelon Generation Co. LLC
0.16%, 4/15/21(n)(p)	4,200,000	4,199,720
0.17%, 4/20/21(n)(p)§	10,000,000	9,999,072

Total Commercial Paper		14,198,792

Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $100,000, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $102,000.(xx)	100,000	100,000
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $1,247,240, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $1,272,185.(xx)	1,247,240	1,247,240

Total Repurchase Agreements		1,347,240

U.S. Treasury Obligations (11.0%)
U.S. Treasury Bills
0.02%, 4/27/21(p)	1,100,000	1,099,985
0.02%, 4/29/21(p)	36,500,000	36,499,358
0.02%, 5/6/21(p)	27,300,000	27,299,478
0.02%, 5/13/21(p)	13,200,000	13,199,624
0.02%, 5/27/21(p)	26,300,000	26,299,085
0.02%, 6/17/21(p)	17,500,000	17,499,162
0.02%, 6/24/21(p)	25,400,000	25,398,745
0.02%, 7/20/21#(p)	5,500,000	5,499,670
0.03%, 9/9/21(p)	3,200,000	3,199,518

Total U.S. Treasury Obligations		155,994,625

Total Short-Term Investments (12.1%)
(Cost $171,532,312)		171,540,657

Total Investments in Securities (102.8%)
(Cost $1,454,906,599)		1,457,166,210
Other Assets Less Liabilities (-2.8%)		(40,260,561)

Net Assets (100%)		$1,416,905,649

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,200,928.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $357,668,500 or 25.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $13,407,704 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $1,318,767. This was collateralized by cash of $1,347,240 which was subsequently invested in joint repurchase agreements.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	879	6/2021	USD	194,018,648	(77,419)

					(77,419)

Short Contracts
U.S. Treasury 5 Year Note	(1,589)	6/2021	USD	(196,080,117)	1,787,412
U.S. Treasury 10 Year Note	(519)	6/2021	USD	(67,956,562)	1,054,439
U.S. Treasury 10 Year Ultra Note	(128)	6/2021	USD	(18,392,000)	391,372

					3,233,223

					3,155,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$157,099,255	$—	$157,099,255
Collateralized Mortgage Obligations	—	160,407,697	—	160,407,697
Commercial Mortgage-Backed Securities	—	48,007,716	—	48,007,716
Corporate Bonds
Communication Services	—	26,611,418	—	26,611,418
Consumer Discretionary	—	80,280,609	—	80,280,609
Consumer Staples	—	33,772,088	—	33,772,088
Energy	—	25,379,872	—	25,379,872
Financials	—	282,843,862	—	282,843,862
Health Care	—	34,326,775	—	34,326,775
Industrials	—	43,754,257	—	43,754,257
Information Technology	—	10,368,897	—	10,368,897
Materials	—	5,329,190	—	5,329,190
Real Estate	—	9,636,696	—	9,636,696
Utilities	—	76,692,419	—	76,692,419
Futures	3,233,223	—	—	3,233,223
Mortgage-Backed Securities	—	733,054	—	733,054
Municipal Bonds	—	11,094,978	—	11,094,978
Short-Term Investments
Commercial Paper	—	14,198,792	—	14,198,792
Repurchase Agreements	—	1,347,240	—	1,347,240
U.S. Treasury Obligations	—	155,994,625	—	155,994,625
Supranational	—	13,353,836	—	13,353,836
U.S. Government Agency Securities	—	242,467,136	—	242,467,136
U.S. Treasury Obligations	—	23,465,798	—	23,465,798

Total Assets	$3,233,223	$1,457,166,210	$—	$1,460,399,433

Liabilities:
Futures	$(77,419)	$—	$—	$(77,419)

Total Liabilities	$(77,419)	$—	$—	$(77,419)

Total	$3,155,804	$1,457,166,210	$—	$1,460,322,014

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,837,420
Aggregate gross unrealized depreciation	(4,610,867)

Net unrealized appreciation	$5,226,553

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,455,095,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.0%)
Affirm Asset Securitization Trust,
Series 2020-A A
2.950%, 2/18/25§		$130,000	$131,367
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		666,140	659,288
Series 2017-1 AA
3.300%, 1/15/30§		523,200	515,752
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		756,688	752,904
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A2A
1.100%, 3/20/23		255,213	255,731
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.601%, 10/20/31(l)§		900,000	901,611
Aqueduct European CLO DAC,
Series 2017-1A
0.640%, 7/20/30(l)§	EUR	800,000	933,000
Armada Euro CLO III DAC,
Series 3A A1R
0.182%, 7/15/31(l)§		700,000	819,536
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A
2.990%, 6/20/22§		$103,500	103,905
Series 2018-2A A
4.000%, 3/20/25§		365,000	395,532
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	600,000	704,013
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/17/24§		$179,000	178,987
CBAM Ltd.,
Series 2018-5A A
1.243%, 4/17/31(l)§		900,000	900,179
Series 2018-8A A1
1.344%, 10/20/29(l)§		900,000	900,048
CIFC Funding Ltd.,
Series 2015-5A A1R
1.078%, 10/25/27(l)§		930,681	930,754
CLNC Ltd.,
Series 2019-FL1 A
1.360%, 8/20/35(l)§		800,000	806,531
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	600,000	703,769
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
0.650%, 10/15/31(l)§		700,000	820,518
CVS Pass-Through Trust,
5.789%, 1/10/26§		$172,138	178,367
Dorchester Park CLO DAC,
Series 2015-1A AR
1.124%, 4/20/28(l)§		601,783	601,818
Dryden 77 CLO Ltd.,
Series 2020-77A A
2.182%, 5/20/31(l)§		250,000	250,453
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.173%, 4/17/33(l)§		250,000	250,655
Elevation CLO Ltd.,
Series 2020-11A C
2.441%, 4/15/33(l)§		250,000	243,045
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.110%, 5/28/28(l)§		555,911	555,990
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§		1,000,000	1,022,619
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§		210,443	211,332
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§		114,338	114,963
Flagship Credit Auto Trust,
Series 2016-4 D
3.890%, 11/15/22§		165,766	167,811
Series 2019-4 B
2.530%, 11/17/25§		390,000	401,593
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A A
2.124%, 4/20/31(l)§		272,076	272,247
GSF Mortgage Corp.,
1.433%, 8/15/26(l)(r)		19,909	19,909
2.435%, 8/15/26(l)(r)		38,000	39,140
2.638%, 8/15/26(l)(r)		10,000	10,300
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		139,674	155,474
Series 2020-1A A2
3.981%, 12/20/50§		139,809	144,005
Harvest CLO XX DAC,
Series 20A AR
1.000%, 10/20/31(l)§	EUR	700,000	816,827
Hertz Vehicle Financing II LP,
Series 2017-1A A
2.960%, 10/25/21§		$66,219	66,660
Series 2019-1A A
3.710%, 3/25/23§		49,103	49,464
Series 2019-2A A
3.420%, 5/25/25§		52,074	52,197
Invitation Homes Trust,
Series 2018-SFR2 C
1.386%, 6/17/37(l)§		100,000	100,264
Series 2018-SFR3 C
1.408%, 7/17/37(l)§		177,785	178,281
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		900,000	974,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.073%, 1/17/28(l)§	$556,228	$556,248
LCM XV LP,
Series 15A AR2
0.000%, 7/20/30(l)§	800,000	800,086
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.236%, 5/15/28(l)§	384,655	384,655
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.661%, 8/20/24(l)§	612,208	636,181
Magnetite XXVI Ltd.,
Series 2020-26A A
1.991%, 7/15/30(l)§	452,373	453,248
Marlette Funding Trust,
Series 2018-4A A
3.710%, 12/15/28§	2,975	2,979
Series 2019-3A A
2.690%, 9/17/29§	60,507	60,849
MKS CLO Ltd.,
Series 2017-1A AR
1.224%, 7/20/30(l)§	800,000	800,016
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.423%, 4/18/25(l)§	21,434	21,438
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	136,272	136,684
OCP CLO Ltd.,
Series 2020-18A A
2.024%, 4/20/30(l)§	265,173	265,173
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	347,961	350,453
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.118%, 7/25/29(l)	211,986	212,122
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	303,810	303,993
SCFF I Ltd.,
Series 2020-1A A2A
3.491%, 4/15/31(l)§	250,000	250,184
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	40,242	40,463
Series 2017-6 A2
2.820%, 11/25/26§	3,857	3,862
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	17,069	17,118
Series 2019-3 A
2.900%, 5/25/28§	63,760	64,363
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.274%, 10/20/28(l)§	900,000	900,028
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.170%, 7/25/30(l)§	700,000	700,015
Steele Creek CLO Ltd.,
Series 2015-1A AR2
1.048%, 5/21/29(l)§	800,000	799,998
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.373%, 1/17/26(l)§	52,574	52,582
Series 2013-1A A2R
1.393%, 1/17/26(l)§	52,574	52,575
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.064%, 4/20/28(l)§	525,252	525,283
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.258%, 10/15/34(l)§	800,000	800,735
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	878,243	969,360
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	9,685	10,139
Series 2004-20C 1
4.340%, 3/1/24	99,887	105,620
Series 2005-20B 1
4.625%, 2/1/25	12,410	13,151
Series 2008-20G 1
5.870%, 7/1/28	194,112	214,382
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	138,983	140,091
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.121%, 4/15/27(l)§	698,083	699,234
Voya CLO Ltd.,
Series 2019-1A DR
3.091%, 4/15/31(l)§	100,000	97,870
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
1.074%, 4/20/29(l)§	800,000	800,015
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.153%, 4/17/27(l)§	170,262	170,283
World Financial Network Credit Card Master Trust,
Series 2018-B M
3.810%, 7/15/25	240,000	243,559
Series 2019-B M
3.040%, 4/15/26	250,000	255,340

Total Asset-Backed Securities		31,202,126

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.201%, 9/25/35(l)	69,819	66,471
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	502,722	501,652
Series 2005-J12 2A1
0.649%, 8/25/35(l)	494,378	341,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Series 2006-OA22 A1
0.269%, 2/25/47(l)		$112,501	$104,640
Series 2006-OA6 1A2
0.529%, 7/25/46(l)		40,770	38,749
Series 2006-OC7 2A2A
0.449%, 7/25/46(l)		61,358	89,028
Series 2007-14T2 A1
6.000%, 7/25/37		438,386	301,529
Series 2007-OH1 A1D
0.319%, 4/25/47(l)		70,645	52,935
Banc of America Funding Trust,
Series 2004-A 1A3
2.809%, 9/20/34(l)		21,174	21,504
Series 2006-H 4A2
2.966%, 9/20/46(l)		131,353	125,174
Series 2006-J 4A1
3.376%, 1/20/47(l)		8,631	8,272
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.033%, 9/25/35(l)		131,753	104,128
Series 2006-4 21A1
3.042%, 8/25/36(l)		57,122	42,928
Bear Stearns ARM Trust,
Series 2003-9 2A1
2.876%, 2/25/34(l)		24,669	25,017
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
0.269%, 12/25/46(l)		434,489	423,769
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.757%, 1/26/36(l)		56,803	48,464
Bellemeade Re Ltd.,
Series 2019-1A M1B
1.859%, 3/25/29(l)§		260,000	257,249
Series 2019-3A M1B
1.709%, 7/25/29(l)§		170,392	171,169
Series 2020-3A M1B
2.959%, 10/25/30(l)§		150,000	151,266
Series 2021-1A M1B
2.217%, 3/25/31(l)§		402,735	402,089
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.209%, 4/25/47(l)§		60,708	61,604
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.115%, 8/25/34(l)		1,630	1,614
Series 2005-11 3A1
2.619%, 4/25/35(l)		74,783	66,047
Series 2005-2 1A1
0.749%, 3/25/35(l)		36,754	32,752
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.056%, 8/25/35(l)		8,736	9,059
Series 2009-7 5A2
5.500%, 12/25/35§		368,860	272,544
Collateralized Mortgage Obligation,
3.647%, 3/15/35(l)		300,000	309,573
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		485,576	357,559
Eagle RE Ltd.,
Series 2020-1 M1A
1.009%, 1/25/30(l)§		275,000	274,208
EMF-NL Prime BV,
Series 2008-APRX A2
0.248%, 4/17/41(l)(m)	EUR	195,280	219,851
Eurohome UK Mortgages plc,
Series 2007-1 A
0.230%, 6/15/44(l)(m)	GBP	555,489	748,013
Eurosail-UK plc,
Series 2007-4X A3
1.030%, 6/13/45(l)(m)		747,615	1,030,268
FHLMC,
Series 4989 FA
0.473%, 8/15/40(l)		$413,513	415,083
Series 4989 FB
0.473%, 10/15/40(l)		327,611	328,839
Series 5015 BI
4.000%, 9/25/50 IO		861,683	159,239
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
2.817%, 10/25/50(l)§		260,000	261,504
Series 2020-DNA6 M1
0.917%, 12/25/50(l)§		114,048	114,114
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1 M2
3.359%, 7/25/29(l)		237,953	244,518
Series 2017-DNA2 M2
3.559%, 10/25/29(l)		250,000	259,069
Series 2017-HQA3 M2
2.459%, 4/25/30(l)		217,072	219,810
FNMA,
Series 2014-C04 1M2
5.009%, 11/25/24(l)		149,653	154,141
Series 2014-C04 2M2
5.109%, 11/25/24(l)		83,286	84,028
Series 2015-C01 1M2
4.409%, 2/25/25(l)		72,495	73,358
Series 2015-C01 2M2
4.659%, 2/25/25(l)		15,029	15,067
Series 2015-C02 1M2
4.109%, 5/25/25(l)		15,024	15,204
Series 2016-C03 2M2
6.009%, 10/25/28(l)		113,470	120,002
Series 2016-C06 1M2
4.359%, 4/25/29(l)		114,448	119,145
Series 2017-C01 1M2
3.659%, 7/25/29(l)		214,689	221,137
GNMA,
Series 2015-H20 FB
0.719%, 8/20/65(l)		537,010	542,110
Series 2016-H11 F
0.920%, 5/20/66(l)		575,928	585,381
Series 2016-H15 FA
0.920%, 7/20/66(l)		715,783	727,020
Series 2017-H10 FB
1.904%, 4/20/67(l)		1,383,939	1,403,034
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		404,566	263,405
Series 2005-AR6 2A1
2.928%, 9/25/35(l)		60,532	61,692
Series 2006-AR2 2A1
2.707%, 4/25/36(l)		89,581	74,272
Series 2007-AR1 2A1
2.908%, 3/25/47(l)		224,519	181,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.291%, 11/19/46(l)		$67,163	$57,481
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	2,532,484	3,501,268
Home RE Ltd.,
Series 2020-1 M1B
3.359%, 10/25/30(l)§		$210,368	214,322
Impac CMB Trust,
Series 2003-8 2A1
1.009%, 10/25/33(l)		722	726
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.379%, 7/25/35(l)		251,860	201,829
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
2.993%, 8/25/35(l)		401,555	363,789
Series 2006-AR39 A1
0.289%, 2/25/37(l)		586,233	580,359
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.017%, 8/25/34(l)		42,909	43,130
Series 2007-A1 3A3
3.171%, 7/25/35(l)		47,561	48,292
Series 2007-S3 1A90
7.000%, 8/25/37		55,649	41,016
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		730,821	738,414
Lehman XS Trust,
Series 2006-4N A1C1
0.569%, 4/25/46(l)		76,877	79,647
Ludgate Funding plc,
Series 2007-1 A2A
0.187%, 1/1/61(l)(m)	GBP	688,227	908,405
Series 2008-W1X A1
0.627%, 1/1/61(l)(m)		100,528	135,955
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.701%, 12/25/32(l)		$12,719	12,440
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.009%, 11/26/29(l)§		170,151	170,388
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
0.569%, 4/25/36(l)		279,817	269,192
Oaktown Re V Ltd.,
Series 2020-2A M1A
2.509%, 10/25/30(l)§		126,134	127,039
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.115%, 3/27/24(l)§		56,699	53,826
Series 2019-2R A
2.859%, 5/27/23(l)§		90,078	89,124
Series 2019-3R A
2.809%, 10/27/22(l)§		46,707	46,776
Radnor RE Ltd.,
Series 2019-1 M1B
2.059%, 2/25/29(l)§		150,054	150,459
Series 2019-2 M1B
1.859%, 6/25/29(l)§		250,000	249,849
Series 2020-1 M1A
1.059%, 2/25/30(l)§		250,000	250,026
RALI Trust,
Series 2005-QO2 A1
1.619%, 9/25/45(l)		337,674	335,309
Series 2006-QA6 A1
0.489%, 7/25/36(l)		609,080	626,812
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
0.458%, 1/25/36(l)§		278,206	270,167
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		15,559	10,047
Series 2006-A12 A1
6.250%, 11/25/36		176,422	100,087
Sequoia Mortgage Trust,
Series 10 2A1
0.871%, 10/20/27(l)		2,477	2,438
Series 2003-4 2A1
0.811%, 7/20/33(l)		18,339	18,298
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.610%, 7/19/35(l)		66,283	64,354
Series 2006-AR3 11A1
0.529%, 4/25/36(l)		310,706	293,418
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.951%, 7/20/45(l)§	GBP	1,239,448	1,711,241
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,613,130	2,229,705
Traingle Re Ltd.,
Series 2020-1 M1A
3.109%, 10/25/30(l)§		$155,000	155,600
Series 2021-1 M1A
1.809%, 8/25/33(l)§		277,428	277,428
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
2.630%, 11/25/36(l)		374,398	372,165
Series 2006-AR9 1A
1.259%, 8/25/46(l)		118,964	114,643

Total Collateralized Mortgage Obligations			28,218,442

Commercial Mortgage-Backed Securities (1.9%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		621,926	625,407
Ashford Hospitality Trust,
Series 2018-ASHF A
1.006%, 4/15/35(l)§		250,103	249,166
Series 2018-KEYS A
1.106%, 6/15/35(l)§		350,000	349,569
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.534%, 3/10/37(l)§		135,000	121,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Series 2017-SCH AF
1.106%, 11/15/33(l)§	$565,000	$549,246
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS
3.989%, 9/15/48(l)	39,000	42,343
BBCMS Mortgage Trust,
Series 2020-BID A
2.246%, 10/15/37(l)§	260,000	261,300
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	800,000	899,553
BFLD Trust,
Series 2020-EYP A
1.256%, 10/15/35(l)§	800,000	806,992
BHMS Mortgage Trust,
Series 2018-ATLS A
1.356%, 7/15/35(l)§	267,464	267,296
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
0.926%, 6/15/35(l)§	300,000	298,774
BX Commercial Mortgage Trust,
Series 2019-IMC A
1.106%, 4/15/34(l)§	205,649	204,621
BX Trust,
Series 2018-EXCL A
1.194%, 9/15/37(l)§	290,364	278,625
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50(l)	470,000	515,610
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	656,019
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	235,000	247,712
Series 2015-GC27 A5
3.137%, 2/10/48	596,977	637,553
Series 2016-C1 A4
3.209%, 5/10/49	606,000	653,323
CLNY Trust,
Series 2019-IKPR D
2.131%, 11/15/38(l)§	250,000	243,130
Commercial Mortgage Trust,
Series 2012-CR5 E
4.320%, 12/10/45(l)§	250,000	217,068
Series 2013-SFS A1
1.873%, 4/12/35§	75,614	75,536
Series 2014-UBS4 A5
3.694%, 8/10/47	495,000	536,083
Series 2015-CR26 ASB
3.373%, 10/10/48	2,677,224	2,826,889
Series 2015-DC1 A5
3.350%, 2/10/48	400,000	430,717
Series 2016-COR1 ASB
2.972%, 10/10/49	1,500,000	1,584,050
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57	121,432	131,220
Series 2015-C3 A4
3.718%, 8/15/48	302,887	330,744
Series 2015-C4 A4
3.808%, 11/15/48	400,000	439,374
DBWF Mortgage Trust,
Series 2018-GLKS A
1.140%, 12/19/30(l)§	203,119	202,993
Great Wolf Trust,
Series 2019-WOLF A
1.140%, 12/15/36(l)§	257,000	256,679
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.306%, 6/15/38(l)§	303,566	303,849
Series 2019-SMP A
1.256%, 8/15/32(l)§	300,000	299,719
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	598,571	598,459
Series 2012-GC6 B
5.650%, 1/10/45(l)§	230,000	235,304
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	492,968
Series 2014-GC18 C
4.989%, 1/10/47(l)	350,000	235,493
Series 2014-GC22 A5
3.862%, 6/10/47	283,842	307,685
Series 2015-GC30 AAB
3.120%, 5/10/50	821,185	857,662
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	570,960
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D
5.722%, 11/15/43(l)§	330,600	274,398
Series 2012-C6 E
5.142%, 5/15/45(l)§	189,221	115,898
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	409,816
Series 2012-C8 C
4.622%, 10/15/45(l)§	405,000	371,944
Series 2012-LC9 E
4.419%, 12/15/47(l)§	455,400	364,394
Series 2018-LAQ A
1.106%, 6/15/32(l)§	527,815	527,814
Series 2020-NNN EFL
1.956%, 1/16/37(l)§	20,990	20,890
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	550,662
Series 2014-C22 XA
0.829%, 9/15/47 IO(l) .	6,706,214	162,944
Series 2015-C31 A3
3.801%, 8/15/48	329,944	360,754
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.052%, 9/15/50 IO(l) .	2,270,045	111,360
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	238,209	244,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
0.958%, 7/15/36(l)§		$800,000	$799,691
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48		400,000	429,139
Series 2015-C27 ASB
3.557%, 12/15/47		743,221	787,860
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.445%, 7/13/29(l)§		800,000	799,945
Series 2015-XLF2 SNMA
2.056%, 11/15/26(l)§		131,298	111,714
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
1.606%, 7/15/36(l)§		170,000	170,042
Starwood Retail Property Trust,
Series 2014-STAR A
1.576%, 11/15/27(l)§		512,648	379,407
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51		400,000	456,374
Series 2018-C8 A4
3.983%, 2/15/51		335,000	372,724
Series 2018-C9 A4
4.117%, 3/15/51(l)		510,000	571,423
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45		465,583	479,270
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.315%, 11/15/49(l)		275,000	292,406
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C
3.972%, 6/15/46(l)		265,000	267,166
Series 2014-C24 AS
3.931%, 11/15/47		65,800	69,739
Series 2014-C25 A5
3.631%, 11/15/47		400,000	434,958

Total Commercial Mortgage- Backed Securities			28,777,899

Corporate Bonds (11.6%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.4%)
Altice France SA
7.375%, 5/1/26§		500,000	520,000
AT&T, Inc.
4.350%, 3/1/29		800,000	900,396
2.750%, 6/1/31		88,000	87,549
2.250%, 2/1/32		700,000	661,552
4.500%, 5/15/35		700,000	790,249
3.500%, 9/15/53§		286,000	263,285
3.650%, 9/15/59§		219,000	199,686
CCO Holdings LLC
5.500%, 5/1/26§		173,000	178,363
Level 3 Financing, Inc.
3.875%, 11/15/29§		700,000	736,610
Verizon Communications, Inc.
2.550%, 3/21/31		900,000	898,072
3.400%, 3/22/41		492,000	498,204
4.862%, 8/21/46		168,000	201,341
5.012%, 4/15/49		21,000	25,782
2.987%, 10/30/56§		218,000	190,152

			6,151,241

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	752,069
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§		251,000	253,118
TWDC Enterprises 18 Corp.
4.125%, 6/1/44		276,000	313,144
Walt Disney Co. (The)
2.650%, 1/13/31		700,000	709,819

			2,028,150

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30		230,000	240,285
Tencent Holdings Ltd.
1.810%, 1/26/26§		226,000	226,734
3.240%, 6/3/50§		226,000	207,317
Weibo Corp.
3.375%, 7/8/30		577,000	570,803

			1,245,139

Media (0.2%)
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	831,400
4.200%, 3/15/28		23,000	25,312
5.125%, 7/1/49		82,000	92,512
4.800%, 3/1/50		54,000	58,225
Comcast Corp.
3.450%, 2/1/50		138,000	142,003
Cox Communications, Inc.
2.950%, 6/30/23§		125,000	130,531
CSC Holdings LLC
6.750%, 11/15/21		65,000	66,788
5.375%, 2/1/28§		500,000	528,125
Time Warner Cable LLC
4.500%, 9/15/42		290,000	309,749
ViacomCBS, Inc.
3.375%, 2/15/28		133,000	141,275
3.700%, 6/1/28		59,000	63,679
4.950%, 1/15/31		80,000	94,384

			2,483,983

Wireless Telecommunication Services (0.0%)
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§		100,000	100,750
4.738%, 3/20/25§		340,000	363,800

			464,550

Total Communication Services			12,373,063

Consumer Discretionary (0.7%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	212,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Lear Corp.
3.800%, 9/15/27		$41,000	$44,594
3.500%, 5/30/30		130,000	135,449

			392,377

Automobiles (0.4%)
Daimler Finance North America LLC
2.550%, 8/15/22§		1,000,000	1,026,700
Ford Credit Canada Co.
(CDOR03 + 3.03%),
3.485%, 1/10/22(k)	CAD	1,000,000	795,815
General Motors Co.
6.125%, 10/1/25		$51,000	59,979
6.800%, 10/1/27		71,000	87,993
Hyundai Capital America
1.150%, 11/10/22§		800,000	804,000
Nissan Motor Acceptance Corp.
2.750%, 3/9/28§		800,000	793,196
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	635,367
3.201%, 9/17/28(m)	EUR	600,000	784,677
4.810%, 9/17/30§		$800,000	876,325

			5,864,052

Hotels, Restaurants & Leisure (0.1%)
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	943,804
Las Vegas Sands Corp.
3.200%, 8/8/24		40,000	41,608
2.900%, 6/25/25		211,000	216,005
3.900%, 8/8/29		160,000	163,459

			1,364,876

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		496,000	471,825
Booking Holdings, Inc.
4.625%, 4/13/30		382,000	443,893
Prosus NV
3.680%, 1/21/30§		230,000	237,762
4.027%, 8/3/50§		215,000	195,650

			1,349,130

Multiline Retail (0.0%)
Falabella SA
3.750%, 10/30/27(m)		200,000	215,563

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
1.750%, 10/1/27		91,000	88,983
3.900%, 4/15/30		134,000	145,195
AutoNation, Inc.
4.750%, 6/1/30		51,000	58,494
Ross Stores, Inc.
4.700%, 4/15/27		355,000	404,318

			696,990

Textiles, Apparel & Luxury Goods (0.0%)
Ralph Lauren Corp.
2.950%, 6/15/30		451,000	464,651

Total Consumer Discretionary			10,347,639

Consumer Staples (0.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		445,000	569,138
4.500%, 6/1/50		800,000	903,995
4.600%, 6/1/60		161,000	180,607
Bacardi Ltd.
4.450%, 5/15/25§		800,000	887,992
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30		251,000	251,941
1.850%, 9/1/32		177,000	162,176

			2,955,849

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§		298,000	304,705
Cencosud SA
5.150%, 2/12/25(m)		297,000	331,248

			635,953

Food Products (0.1%)
BRF GmbH
4.350%, 9/29/26(m)		224,000	229,460
Danone SA
2.589%, 11/2/23§		900,000	939,361
Tyson Foods, Inc.
3.950%, 8/15/24		277,000	302,783

			1,471,604

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§		304,000	297,540
Spectrum Brands, Inc.
5.750%, 7/15/25		14,000	14,402

			311,942

Tobacco (0.1%)
Altria Group, Inc.
4.800%, 2/14/29		59,000	67,591
3.400%, 5/6/30		310,000	323,468
BAT Capital Corp.
4.700%, 4/2/27		200,000	225,091
2.259%, 3/25/28		469,000	459,850
2.726%, 3/25/31		183,000	177,425

			1,253,425

Total Consumer Staples			6,628,773

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		471,000	503,142
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		12,503	12,304
7.350%, 12/1/26 PIK(m)		238,995	91,815
7.350%, 12/1/26 PIK§		596	233
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		80,295	78,664
7.720%, 12/1/26 PIK(m)		712,044	128,715
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 4/30/21(y)§		207,137	1,362
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	97,844

			914,079

Oil, Gas & Consumable Fuels (0.7%)
Boardwalk Pipelines LP
3.400%, 2/15/31		165,000	166,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
BP Capital Markets America, Inc.
2.939%, 6/4/51		$518,000	$459,082
Cenovus Energy, Inc.
5.375%, 7/15/25		99,000	111,129
4.250%, 4/15/27		225,000	243,400
Chevron USA, Inc.
3.900%, 11/15/24		234,000	257,298
3.850%, 1/15/28		307,000	341,039
5.250%, 11/15/43		243,000	308,185
Enbridge Energy Partners LP
7.375%, 10/15/45		282,000	401,930
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	253,320
4.750%, 1/15/26		325,000	359,601
6.250%, 4/15/49		112,000	131,332
Eni SpA
4.250%, 5/9/29§		325,000	362,960
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	418,355
Husky Energy, Inc.
4.400%, 4/15/29		511,000	546,433
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	199,490
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	391,375
Marathon Oil Corp.
3.850%, 6/1/25		210,000	225,179
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	266,478
6.500%, 3/1/41		72,000	95,339
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	913,510
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	437,000
Oleoducto Central SA
4.000%, 7/14/27§		460,000	485,444
ONEOK, Inc.
4.350%, 3/15/29		208,000	225,253
6.350%, 1/15/31		51,000	63,934
Pertamina Persero PT
6.450%, 5/30/44(m)		225,000	278,998
Petroleos Mexicanos
6.750%, 9/21/47		188,000	160,919
Plains All American Pipeline LP
4.650%, 10/15/25		614,000	673,426
4.500%, 12/15/26		106,000	116,256
3.550%, 12/15/29		18,000	17,959
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		232,266	257,670
9.250%, 7/6/24(m)		232,266	257,670
Saudi Arabian Oil Co.
2.250%, 11/24/30§		350,000	335,562
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	324,000
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	229,310
TransCanada PipeLines Ltd.
6.100%, 6/1/40		379,000	489,581
Valero Energy Corp.
2.700%, 4/15/23		174,000	180,685
Williams Cos., Inc. (The)
3.500%, 11/15/30		143,000	151,321

			11,136,773

Total Energy			12,050,852

Financials (4.4%)
Banks (2.3%)
Australia & New Zealand Banking Group Ltd.
4.400%, 5/19/26§		240,000	268,571
Banco de Credito del Peru
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	268,000
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	279,103
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 4/17/25§		$153,000	171,788
Banco Santander SA
5.179%, 11/19/25		600,000	681,185
3.490%, 5/28/30		200,000	208,780
2.749%, 12/3/30		200,000	189,659
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.218%, 4/24/23(k)		600,000	605,113
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	94,874
Series L
3.950%, 4/21/25		513,000	560,159
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		800,000	801,117
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(x)(y)		129,000	144,480
Barclays Bank plc 7.625%, 11/21/22		220,000	241,347
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	70,507
Barclays plc
3.684%, 1/10/23		925,000	946,587
(ICE LIBOR USD 3 Month + 1.43%), 1.624%, 2/15/23(k)		700,000	705,706
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)		900,000	928,791
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m) .	GBP	400,000	563,874
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	214,079
3.250%, 2/12/27(m)	GBP	500,000	745,160
BBVA USA
2.875%, 6/29/22		$410,000	421,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
BNP Paribas SA
(SOFR + 1.00%), 1.323%, 1/13/27(k)§		$200,000	$195,585
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	786,248
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	120,748
4.450%, 9/29/27		301,000	338,332
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 4.289%, 5/15/21(k)(y)		225,000	224,156
Series R
(ICE LIBOR USD 3 Month + 4.48%), 4.676%, 5/15/21(k)(y)		100,000	100,000
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	140,201
Cooperatieve Rabobank UA
4.375%, 8/4/25		445,000	492,083
Corp. Financiera de Desarrollo SA
2.400%, 9/28/27§		470,000	463,097
Credit Agricole SA
3.375%, 1/10/22§		320,000	327,288
3.750%, 4/24/23§		800,000	850,362
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	833,808
Danske Bank A/S
5.375%, 1/12/24§		800,000	890,594
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§		335,000	356,239
Discover Bank
4.200%, 8/8/23		800,000	863,789
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	266,371
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25(k)(y)		86,000	91,590
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25(k)(y)		228,000	251,372
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	218,982
ING Groep NV
(USD ICE Swap Rate 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	207,750
(SOFR + 1.32%), 1.000%, 4/1/32(k)		489,000	488,329
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26(k)		231,000	237,230
(SOFR + 1.89%), 2.182%, 6/1/28(k)		900,000	907,305
Series I
(ICE LIBOR USD 3 Month + 3.47%), 3.682%, 4/30/21(k)(y)		138,000	137,056
Series V
(ICE LIBOR USD 3 Month + 3.32%), 3.557%, 7/1/21(k)(y)		369,000	365,310
Series Z
(ICE LIBOR USD 3 Month + 3.80%), 4.005%, 8/1/21(k)(y)		118,000	117,705
Lloyds Banking Group plc
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.437%, 3/7/25(k)	AUD	1,100,000	846,732
4.000%, 3/7/25		1,300,000	1,079,368
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.928%, 3/2/23(k)		$800,000	806,067
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.241%, 7/10/24(k)		700,000	706,352
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	965,869
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		260,000	266,500
3.875%, 9/12/23		800,000	857,701
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.648%, 5/17/21(k)§		600,000	600,222
Santander Holdings USA, Inc.
4.400%, 7/13/27		137,000	151,420
Societe Generale SA
4.250%, 9/14/23§		800,000	864,605
4.250%, 8/19/26§		236,000	255,795
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	209,250
5.200%, 1/26/24§		200,000	219,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§		800,000	794,921
(ICE LIBOR USD 3 Month + 1.51%), 1.721%, 1/30/27(k)(y)§		200,000	187,000
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	1,047,439
1.474%, 7/8/25		700,000	700,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30(k)(y)	$286,000	$311,025
UniCredit SpA
7.830%, 12/4/23§	1,600,000	1,859,119
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	470,000	470,733
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)	171,000	186,390
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.442%, 10/31/23(k)	1,500,000	1,523,019
3.750%, 1/24/24	314,000	338,725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)	114,000	114,701
(SOFR + 2.00%), 2.188%, 4/30/26(k)	156,000	160,788

		34,905,101

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.607%, 6/20/21(k)(y)	309,000	307,455
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25(k)(y)	69,000	74,606
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	800,000	834,872
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)	150,000	165,563
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	326,000	329,516
Credit Suisse Group AG
3.800%, 6/9/23	255,000	270,503
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§	200,000	211,250
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	900,000	931,462
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	1,000,000	1,067,913
Deutsche Bank AG
3.300%, 11/16/22	1,100,000	1,141,520
3.950%, 2/27/23	1,000,000	1,054,921
(SOFR + 2.58%), 3.961%, 11/26/25(k)	2,020,000	2,184,270
Goldman Sachs Group, Inc. (The)
3.750%, 5/22/25	100,000	109,269
(ICE LIBOR USD 3 Month + 1.75%), 1.969%, 10/28/27(k)	700,000	734,654
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)	81,000	80,179
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	231,000	258,142
Morgan Stanley
5.000%, 11/24/25	185,000	212,032
3.125%, 7/27/26	800,000	861,664
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	891,000	966,350
Series H
(ICE LIBOR USD 3 Month + 3.61%), 3.851%, 7/15/21(k)(y)	35,000	34,978
Series J
(ICE LIBOR USD 3 Month + 3.81%), 4.051%, 4/15/21(k)(y)	319,000	319,000
State Street Corp.
(SOFR + 2.60%), 2.901%, 3/30/26(k)	24,000	25,427
Stifel Financial Corp.
4.000%, 5/15/30	900,000	967,456
UBS AG
7.625%, 8/17/22	960,000	1,046,400
UBS Group AG
(USD Swap Semi 5 Year + 5.88%), 7.125%, 8/10/21(k)(m)(y)	309,000	314,407
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)	200,000	228,500

		14,732,309

Consumer Finance (0.6%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 1.991%, 1/15/67(k)§	1,070,000	596,525
American Express Co.
Series B
(ICE LIBOR USD 3 Month + 3.43%), 3.622%, 5/15/21(k)(y)	28,000	28,000
Series C
(ICE LIBOR USD 3 Month + 3.29%), 3.469%, 6/15/21(k)(y)	190,000	188,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Capital One Financial Corp.
2.600%, 5/11/23		$144,000	$149,656
3.300%, 10/30/24		398,000	428,942
Series E
(ICE LIBOR USD 3 Month + 3.80%), 3.990%, 6/1/21(k)(x)(y)		164,000	163,180
CDBL Funding 1
3.500%, 10/24/27(m)		250,000	264,922
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	753,893
5.125%, 6/16/25		900,000	971,082
3.250%, 9/15/25	EUR	600,000	747,353
General Motors Financial Co., Inc.
3.550%, 7/8/22		$800,000	828,600
5.100%, 1/17/24		243,000	268,663
4.300%, 7/13/25		70,000	76,916
5.250%, 3/1/26		47,000	53,809
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		800,000	803,411
3.350%, 6/8/25§		453,000	474,458
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	841,589
Navient Corp.
6.625%, 7/26/21		260,000	263,900
OneMain Finance Corp.
6.125%, 5/15/22		700,000	730,625
Synchrony Financial
4.500%, 7/23/25		326,000	360,341

			8,993,965

Diversified Financial Services (0.4%)
China Cinda 2020 I Management Ltd.
3.125%, 3/18/30(m)		255,000	255,558
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		163,364	162,773
GE Capital European Funding Unlimited Co.
4.625%, 2/22/27	EUR	50,000	73,161
GE Capital Funding LLC
3.450%, 5/15/25§		$700,000	755,636
4.050%, 5/15/27§		900,000	997,891
4.400%, 5/15/30§		1,327,000	1,499,411
NTT Finance Corp.
1.162%, 4/3/26§		1,000,000	986,946
Petronas Capital Ltd.
4.550%, 4/21/50§		307,000	360,062
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	81,343
Synchrony Bank
3.650%, 5/24/21		1,000,000	1,002,530
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	96,802

			6,272,113

Insurance (0.1%)
Alleghany Corp.
3.625%, 5/15/30		328,000	352,969
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23(k)§		1,131,788	1,141,198
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	265,440
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	164,707

			1,924,314

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	1,056,282

Total Financials			67,884,084

Health Care (0.4%)
Biotechnology (0.1%)
AbbVie, Inc.
2.950%, 11/21/26		1,050,000	1,115,754
Biogen, Inc.
4.050%, 9/15/25		360,000	398,927

			1,514,681

Health Care Equipment & Supplies (0.0%)
Zimmer Biomet Holdings, Inc.
3.550%, 3/20/30		56,000	59,881

Health Care Providers & Services (0.1%)
Anthem, Inc.
2.550%, 3/15/31		800,000	800,772
Banner Health
1.897%, 1/1/31		110,000	104,845
Centene Corp.
4.250%, 12/15/27		53,000	55,594
Cigna Corp.
3.750%, 7/15/23		38,000	40,616
4.125%, 11/15/25		124,000	138,431
3.400%, 3/1/27		318,000	344,831
4.375%, 10/15/28		165,000	188,498
CVS Health Corp.
4.300%, 3/25/28		30,000	34,002
5.050%, 3/25/48		179,000	219,707
HCA, Inc.
5.250%, 6/15/26		47,000	54,109

			1,981,405

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	431,807
4.250%, 12/15/25§		1,000,000	1,114,239
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		171,000	183,774
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23(m)	EUR	600,000	691,307

			2,421,127

Total Health Care			5,977,094

Industrials (1.0%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
1.950%, 2/1/24		$700,000	717,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.433%, 2/4/24	$800,000	$801,285
2.750%, 2/1/26	900,000	923,547
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	250,182
Textron, Inc.
3.875%, 3/1/25	100,000	107,891

		2,799,920

Airlines (0.0%)
Southwest Airlines Co.
5.250%, 5/4/25	188,000	213,985

Building Products (0.2%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§	1,100,000	1,126,328
CRH America Finance, Inc.
4.500%, 4/4/48§	1,000,000	1,143,594
Masco Corp.
1.500%, 2/15/28	800,000	767,154

		3,037,076

Commercial Services & Supplies (0.1%)
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	700,000	635,844

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§	235,000	256,150
CITIC Ltd.
2.850%, 2/25/30(m)	250,000	247,735

		503,885

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21	600,000	599,998
3.875%, 10/15/21	500,000	508,667
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	1,025,901

		2,134,566

Road & Rail (0.1%)
Empresa de Transporte de Pasajeros Metro SA
3.650%, 5/7/30§	375,000	405,938
ENA Master Trust
4.000%, 5/19/48§	206,000	208,317
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	200,000	211,500
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	750,000	790,564
Rumo Luxembourg SARL
5.875%, 1/18/25§	255,000	267,750

		1,884,069

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/26	87,000	89,984
3.625%, 4/1/27	16,000	16,882
Aircastle Ltd.
4.250%, 6/15/26	9,000	9,420
2.850%, 1/26/28§	298,000	283,268
Aviation Capital Group LLC
3.875%, 5/1/23§	33,000	34,464
4.375%, 1/30/24§	88,000	93,595
5.500%, 12/15/24§	255,000	285,497
1.950%, 1/30/26§	177,000	172,304
3.500%, 11/1/27§	38,000	38,951
Mitsubishi Corp.
2.625%, 7/14/22(m)	800,000	821,516

		1,845,881

Transportation Infrastructure (0.2%)
Central Nippon Expressway Co. Ltd.
(ICE LIBOR USD 3 Month + 1.00%), 1.190%, 5/28/21(k)(m)	1,600,000	1,601,990
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	900,000	873,132

		2,475,122

Total Industrials		15,530,348

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	816,488

IT Services (0.1%)
Fiserv, Inc.
2.250%, 6/1/27	900,000	918,447
Mastercard, Inc.
3.300%, 3/26/27	127,000	139,393

		1,057,840

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
3.875%, 1/15/27	331,000	360,047
3.500%, 1/15/28	85,000	90,246
Broadcom, Inc.
4.110%, 9/15/28	1,102,000	1,199,345
5.000%, 4/15/30	256,000	291,557
4.150%, 11/15/30	299,000	322,468
2.450%, 2/15/31§	800,000	757,220
3.469%, 4/15/34§	369,000	371,219
3.500%, 2/15/41§	227,000	216,419
Microchip Technology, Inc.
3.922%, 6/1/21	900,000	905,200
Micron Technology, Inc.
4.975%, 2/6/26	700,000	802,110
4.185%, 2/15/27	421,000	466,369
NXP BV
2.700%, 5/1/25§	39,000	40,891
SK Hynix, Inc.
2.375%, 1/19/31§	323,000	305,962

		6,129,053

Software (0.0%)
Infor, Inc.
1.750%, 7/15/25§	119,000	120,174
Oracle Corp.
2.500%, 4/1/25	304,000	318,650
3.950%, 3/25/51	284,000	307,941

		746,765

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
2.400%, 8/20/50(x)	315,000	269,932
Dell International LLC
5.450%, 6/15/23§	860,000	939,875
5.850%, 7/15/25§	600,000	701,233
6.020%, 6/15/26§	190,000	224,786
Seagate HDD Cayman
4.125%, 1/15/31§	700,000	709,485

		2,845,311

Total Information Technology		11,595,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Materials (0.3%)
Chemicals (0.1%)
Alpek SAB de CV
4.250%, 9/18/29§		$200,000	$211,812
DuPont de Nemours, Inc.
4.205%, 11/15/23		230,000	249,651
4.493%, 11/15/25		230,000	259,471
Eastman Chemical Co.
3.800%, 3/15/25		110,000	119,342
LYB International Finance BV
4.000%, 7/15/23		345,000	370,942
Nutrition & Biosciences, Inc.
1.832%, 10/15/27§		83,000	81,016
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22(x)§		225,000	236,250
Syngenta Finance NV
4.441%, 4/24/23§		700,000	733,643

			2,262,127

Construction Materials (0.0%)
Inversiones CMPC SA
4.375%, 5/15/23(m)		205,000	216,147
4.375%, 4/4/27(m)		201,000	220,025

			436,172

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26§		800,000	785,632

Metals & Mining (0.1%)
Fresnillo plc
4.250%, 10/2/50§		468,000	459,810
Glencore Funding LLC
4.125%, 5/30/23§		137,000	146,340
GUSAP III LP
4.250%, 1/21/30§		250,000	263,125
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§		299,000	324,923
Industrias Penoles SAB de CV
4.750%, 8/6/50(x)§		310,000	318,138

			1,512,336

Paper & Forest Products (0.0%)
Suzano Austria GmbH
3.750%, 1/15/31		61,000	62,830

Total Materials			5,059,097

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
3.375%, 5/15/24		1,000,000	1,071,349
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30		900,000	896,150
Boston Properties LP (REIT)
3.400%, 6/21/29		800,000	839,323
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	869,981
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	712,756
Crown Castle International Corp. (REIT)
3.700%, 6/15/26		800,000	872,774
EPR Properties (REIT)
4.500%, 4/1/25		800,000	831,831
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	671,634
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		800,000	871,874
Host Hotels & Resorts LP (REIT) Series D
3.750%, 10/15/23		12,000	12,663
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,863,884
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	870,271
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	883,517
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		800,000	788,907
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30		110,000	102,947
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	990,881
Service Properties Trust (REIT)
4.950%, 10/1/29		800,000	758,000
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	825,765
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	901,397
Welltower, Inc. (REIT)
2.750%, 1/15/31		700,000	695,226

			16,331,130

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	858,343
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	488,994	878,075

			1,736,418

Total Real Estate			18,067,548

Utilities (0.8%)
Electric Utilities (0.5%)
Appalachian Power Co. Series AA
2.700%, 4/1/31		$800,000	797,682
Avangrid, Inc.
3.800%, 6/1/29		900,000	986,894
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§		490,000	397,512
Comision Federal de Electricidad
3.348%, 2/9/31(x)§		258,000	247,599
Edison International
3.550%, 11/15/24		600,000	642,570
Enel Chile SA
4.875%, 6/12/28		226,000	261,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Enel Finance International NV
4.250%, 9/14/23§		$800,000	$865,215
IPALCO Enterprises, Inc.
4.250%, 5/1/30§		700,000	763,473
NextEra Energy Capital Holdings, Inc.
2.750%, 5/1/25		62,000	65,523
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%),
1.573%, 11/15/21(k)		800,000	801,508
3.500%, 6/15/25		700,000	739,800
3.150%, 1/1/26(x)		600,000	625,358
2.950%, 3/1/26		600,000	620,740
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.850%, 10/14/38§		311,000	338,601
Terraform Global Operating LLC
6.125%, 3/1/26§		26,000	26,650

			8,180,226

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%),
0.683%, 3/2/23(k)		900,000	900,255
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	961,442
SGSP Australia Assets Pty Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	1,045,881

			2,907,578

Independent Power and Renewable Electricity Producers (0.0%)
Colbun SA
3.150%, 3/6/30§		260,000	266,013

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	308,619
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		800,000	750,085
WEC Energy Group, Inc.
1.375%, 10/15/27		700,000	674,938

			1,733,642

Total Utilities			13,087,459

Total Corporate Bonds			178,601,414

Foreign Government Securities (0.6%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
36.119%, 4/3/22(k)(r)	ARS	150,000	954
Canada Government Bond
0.500%, 12/1/50 TIPS	CAD	297,940	253,748
Dominican Republic Government Bond
4.875%, 9/23/32§		$276,000	278,760
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	821,339
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	967,906
Oriental Republic of Uruguay
4.375%, 1/23/31		64,430	74,719
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%),
37.811%, 4/12/25(k)(m)(r)	ARS	240,000	1,511
Republic of Colombia
3.125%, 4/15/31		$235,000	229,565
Republic of Panama
9.375%, 4/1/29		190,000	277,685
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	698,353
6.350%, 8/12/28(m)		2,000,000	623,588
6.950%, 8/12/31(m)		1,000,000	309,408
State of Israel Government Bond
3.875%, 7/3/50		$239,000	262,900
State of Qatar
4.500%, 4/23/28§		900,000	1,049,625
5.103%, 4/23/48§		800,000	1,009,750
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,434,177
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	443,700
2.500%, 4/16/25§		381,000	401,098

Total Foreign Government Securities			9,138,786

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%),
2.004%, 10/6/23(k)		2,100,000	2,094,422

Total Financials			2,094,422

Total Loan Participation			2,094,422

Mortgage-Backed Securities (4.9%)
FHLMC
2.383%, 11/1/31(l)		1,924	2,011
5.500%, 1/1/35		41,174	47,602
5.500%, 7/1/35		31,597	36,328
4.000%, 7/1/44		271,475	299,822
4.000%, 2/1/46		362,003	400,057
4.500%, 10/1/48		284,130	313,501
4.500%, 11/1/48		537,204	592,399
5.000%, 11/1/48		172,235	193,218
FHLMC UMBS
3.500%, 9/1/49		553,342	595,187
3.500%, 10/1/49		533,753	571,725
3.500%, 11/1/49		220,213	235,421
3.500%, 1/1/50		682,874	738,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
2.821%, 1/1/28(l)	$9,254	$9,474
1.716%, 3/1/33(l)	12,797	12,994
2.122%, 1/1/36(l)	94,345	98,882
1.835%, 2/1/37(l)	52,687	54,498
2.444%, 12/1/40(l)	3,223	3,307
FNMA UMBS
9.000%, 8/1/26	323	353
2.500%, 5/1/30	10,604	11,082
2.500%, 8/1/31	348,234	364,044
2.500%, 11/1/31	557,445	582,927
2.500%, 12/1/31	186,353	194,871
2.500%, 1/1/32	518,863	542,420
2.500%, 2/1/32	20,165	21,080
5.500%, 4/1/33	38,581	44,237
5.500%, 7/1/33	37,309	42,759
5.500%, 4/1/34	20,015	22,994
5.500%, 5/1/34	14,315	16,447
5.500%, 11/1/34	58,210	67,072
5.500%, 2/1/35	215,292	247,724
4.500%, 8/1/35	9,960	11,017
5.000%, 10/1/35	17,033	19,376
5.000%, 7/1/36	19,441	22,106
5.000%, 12/1/39	47,796	55,059
4.000%, 12/1/40	161,122	176,795
4.500%, 3/1/41	13,161	14,801
4.500%, 7/1/41	2,186	2,458
3.500%, 2/1/42	89,024	96,647
3.500%, 11/1/42	1,033,421	1,121,581
3.500%, 1/1/43	162,076	175,802
3.500%, 4/1/43	627,260	680,644
4.000%, 10/1/43	632,900	697,620
3.000%, 5/1/45	60,046	63,220
3.000%, 8/1/45	604,462	635,661
3.500%, 3/1/48	1,194,585	1,282,681
3.500%, 5/1/48	913,432	980,509
4.500%, 9/1/48	769,168	848,400
3.500%, 10/1/49	580,094	620,337
3.500%, 11/1/49	433,528	463,467
3.500%, 1/1/50	649,640	698,970
FNMA/FHLMC UMBS, 30
Year, Single Family 2.000%, 4/25/51 TBA	1,510,000	1,505,399
2.500%, 4/25/51 TBA	3,190,000	3,270,996
2.500%, 5/25/51 TBA	10,400,000	10,641,719
3.500%, 5/25/51 TBA	7,000,000	7,400,859
2.000%, 6/25/51 TBA	33,400,000	33,176,898
3.000%, 6/25/51 TBA	3,200,000	3,330,878
GNMA
2.250%, 7/20/27(l)	739	753
3.000%, 5/15/43	219,577	233,629
3.000%, 7/15/45	354,827	373,543
3.000%, 5/20/46	270,717	285,612
3.500%, 10/15/49	226,890	237,176
3.500%, 1/15/50	64,656	67,405
3.500%, 2/15/50	454,420	473,744

Total Mortgage-Backed Securities		76,028,340

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42	100,000	110,896
City of Chicago Taxable General Obligation Bonds,
Series 2008A
5.630%, 1/1/22	165,000	169,078
City of New York, General Obligation Bonds,
Series D
1.923%, 8/1/31	205,000	190,888
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B
5.841%, 8/1/21	255,000	259,595
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A
1.705%, 7/1/27	288,000	289,058
Port Authority of New York and New Jersey Consolidated Notes,
Series AAA
1.086%, 7/1/23	180,000	182,681
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.235%, 5/15/22	955,000	1,007,304
State of California
5.700%, 11/1/21	225,000	232,155
State of Illinois, Sales Tax Corporation Second Lien Securitization
Bonds, Taxable Series 2020B
3.007%, 1/1/33	800,000	823,082
Tobacco Settlement Finance Authority Taxable Tobacco
Settlement, Series 2020
3.000%, 6/1/35	215,000	220,744

Total Municipal Bonds		3,485,481

U.S. Government Agency Securities (34.2%)
FFCB
2.230%, 4/5/21	4,000,000	4,001,187
2.540%, 4/5/21	1,500,000	1,500,440
2.850%, 9/20/21	3,500,000	3,544,958
3.000%, 10/19/21	5,000,000	5,079,895
1.950%, 11/2/21	3,750,000	3,790,369
2.550%, 3/1/22	4,370,000	4,469,549
1.750%, 7/1/22	30,000,000	30,599,700
0.160%, 10/13/22	20,000,000	19,996,086
0.125%, 11/23/22	6,000,000	5,996,698
FHLB
5.625%, 6/11/21	150,000	151,594
1.875%, 7/7/21	635,000	638,120
2.625%, 12/10/21	6,470,000	6,584,029
2.125%, 6/10/22	5,545,000	5,677,092
2.000%, 9/9/22	36,060,000	37,016,448
1.375%, 2/17/23	30,000,000	30,663,552
2.125%, 3/10/23	7,440,000	7,718,690
2.125%, 6/9/23	26,595,000	27,705,844
2.500%, 2/13/24	2,365,000	2,514,027
2.875%, 9/13/24	20,000,000	21,626,350
2.750%, 12/13/24	39,420,000	42,556,098
2.375%, 3/14/25	5,500,000	5,867,298
3.250%, 11/16/28	12,910,000	14,505,528
FHLMC
2.375%, 1/13/22	46,804,000	47,649,711
2.750%, 6/19/23	34,032,000	35,922,692
0.800%, 10/28/26	3,000,000	2,939,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA
0.250%, 7/10/23		$25,000,000	$25,002,662
2.875%, 9/12/23		42,290,000	44,990,538
2.500%, 2/5/24		3,545,000	3,763,231
1.625%, 1/7/25		30,000,000	31,130,709
1.875%, 9/24/26		25,816,000	26,930,926
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22		7,191,000	7,392,725
Iraq Government AID Bonds
2.149%, 1/18/22		7,460,000	7,574,195
NCUA Guaranteed Notes
3.450%, 6/12/21		20,000	20,119
Tennessee Valley Authority
1.875%, 8/15/22		850,000	870,187
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	11,369,030

Total U.S. Government Agency Securities			527,760,205

U.S. Treasury Obligations (41.9%)
U.S. Treasury Bonds
6.125%, 11/15/27		4,347,000	5,682,527
4.250%, 5/15/39		200,000	262,156
4.375%, 11/15/39		200,000	266,625
4.625%, 2/15/40		200,000	275,053
1.375%, 11/15/40		10,200,000	8,653,609
1.875%, 2/15/41		2,700,000	2,506,894
3.750%, 8/15/41		94,000	116,596
3.000%, 5/15/42		1,010,500	1,124,886
3.625%, 8/15/43		627,300	767,469
3.750%, 11/15/43		421,000	524,951
3.625%, 2/15/44		1,055,000	1,292,968
3.375%, 5/15/44		800,000	944,049
3.125%, 8/15/44		4,689,100	5,319,204
3.000%, 11/15/44		483,700	537,533
3.000%, 5/15/45		400,000	444,520
2.875%, 8/15/45		2,700,000	2,939,088
3.000%, 5/15/47		5,900,000	6,582,367
3.000%, 2/15/48		1,500,000	1,676,239
2.875%, 5/15/49		4,200,000	4,597,620
1.250%, 5/15/50		1,200,000	902,872
1.375%, 8/15/50		5,000,000	3,888,943
1.625%, 11/15/50		700,000	581,273
1.875%, 2/15/51		1,990,000	1,759,188
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS		8,249,868	8,954,817
0.375%, 7/15/25 TIPS		2,181,612	2,402,489
0.750%, 7/15/28 TIPS		333,469	380,002
0.125%, 1/15/31 TIPS		391,895	421,837
U.S. Treasury Notes
0.125%, 6/30/22		2,063,500	2,063,945
0.125%, 8/31/22		14,028,000	14,027,878
0.125%, 11/30/22		6,483,100	6,481,408
2.125%, 3/31/24		20,209,500	21,270,072
2.500%, 5/15/24		17,204,100	18,332,753
2.125%, 7/31/24#		10,000,000	10,553,069
2.125%, 9/30/24		4,700,000	4,963,858
2.000%, 2/15/25		59,940,800	63,108,599
0.375%, 4/30/25		21,997,400	21,714,390
2.125%, 5/15/25		30,428,000	32,197,963
0.250%, 8/31/25		17,001,000	16,598,852
0.250%, 9/30/25		33,171,600	32,343,743
2.250%, 11/15/25		42,200,700	44,922,341
0.375%, 12/31/25		39,993,000	39,042,618
0.375%, 1/31/26		8,863,400	8,639,606
1.625%, 2/15/26		4,984,200	5,152,302
1.500%, 8/15/26		10,635,000	10,887,277
2.000%, 11/15/26		18,133,100	19,017,377
2.250%, 2/15/27		12,748,000	13,532,933
2.250%, 8/15/27		26,294,000	27,850,841
2.250%, 11/15/27		11,532,000	12,200,600
2.750%, 2/15/28		11,215,000	12,224,614
2.875%, 5/15/28		5,240,000	5,756,426
3.125%, 11/15/28		12,759,300	14,258,330
2.625%, 2/15/29		9,196,800	9,942,080
2.375%, 5/15/29		30,797,500	32,707,860
1.625%, 8/15/29		1,173,000	1,176,436
1.750%, 11/15/29		3,249,400	3,285,872
1.500%, 2/15/30		3,823,900	3,774,581
0.625%, 5/15/30		11,698,600	10,638,832
0.625%, 8/15/30		26,672,200	24,153,333
0.875%, 11/15/30		28,248,400	26,103,010
1.125%, 2/15/31		14,750,300	13,922,758

Total U.S. Treasury Obligations			646,652,332

Total Long-Term Debt Securities (99.2%) (Cost $1,507,302,831)			1,531,959,447

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (2.2%)
Argentine Republic
0.00%, 5/21/21(p)(r)	ARS	2,777,745	18,964
295.84%, 6/30/21(p)(r)		39,000	243
Federative Republic of Brazil
0.00%, 10/1/21(p)	BRL	58,300,000	10,150,569
0.00%, 1/1/22(p)		7,000,000	1,201,743
Japan Treasury Bill
0.27%, 6/28/21(p)	JPY	2,590,000,000	23,375,811

Total Foreign Government Treasury Bills			34,747,330

Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $96,791, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $98,727.(xx)		$96,791	96,791
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,293,397, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $1,319,264.(xx)		1,293,397	1,293,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $400,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $442,416.(xx)	$400,000	$400,000

Total Repurchase Agreements		1,790,188

U.S. Treasury Obligations (1.9%)
U.S. Treasury Bills
0.02%, 4/15/21(p),(w)	924,000	923,992
0.02%, 4/27/21(p)	3,230,000	3,229,956
0.02%, 4/29/21(p)	3,335,000	3,334,941
0.02%, 5/18/21(p)	300,000	299,993
0.02%, 5/20/21(p)	2,300,000	2,299,934
0.02%, 5/27/21(p)	5,800,000	5,799,798
0.02%, 6/3/21(p)	1,100,000	1,099,957
0.02%, 6/10/21(p)	3,600,000	3,599,838
0.03%, 8/19/21(p)	8,100,000	8,098,964

Total U.S. Treasury Obligations		28,687,373

Total Short-Term Investments (4.2%) (Cost $65,794,516)		65,224,891

Total Investments in Securities (103.4%) (Cost $1,573,097,347)		1,597,184,338
Other Assets Less Liabilities (-3.4%)		(52,200,714)

Net Assets (100%)		$1,544,983,624

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $110,020,743 or 7.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $410,514.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $20,247,757 or 1.3% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $923,992.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $1,644,198. This was collateralized by cash of $1,790,188 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	58	6/2021	USD	12,802,141	(3,954)
U.S. Treasury 5 Year Note	56	6/2021	USD	8,267,695	(53,827)
U.S. Treasury 10 Year Note	257	6/2021	USD	33,650,938	(851,670)
U.S. Treasury 10 Year Ultra Note	11	6/2021	USD	1,580,563	(10,328)
U.S. Treasury Ultra Bond	43	6/2021	USD	7,792,406	(256,603)

					(1,176,382)

Short Contracts
Canada 10 Year Bond	(8)	6/2021	CAD	(883,393)	23,843
Euro-Buxl	(6)	6/2021	EUR	(1,449,739)	(12,985)
Japan 10 Year Bond	(11)	6/2021	JPY	(15,017,024)	(23,509)
Long Gilt	(55)	6/2021	GBP	(9,674,257)	93,489
U.S. Treasury Long Bond	(17)	6/2021	USD	(2,628,094)	118,046

					198,884

					(977,498)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,760,670	BRL	9,740,029	Bank of America**	4/5/2021	30,233
USD	12,043,008	BRL	64,100,000	JPMorgan Chase Bank**	4/5/2021	654,842
USD	4,511,736	EUR	3,714,000	Barclays Bank plc	4/6/2021	156,238
CAD	1,018,000	USD	807,759	Bank of America	4/7/2021	2,306
USD	1,972,668	AUD	2,546,000	Bank of America	4/7/2021	38,825
USD	962,824	EUR	800,000	Bank of America	4/7/2021	24,625
USD	776,136	EUR	651,000	Barclays Bank plc	4/7/2021	12,676
USD	835,560	EUR	700,000	Goldman Sachs Bank USA	4/7/2021	14,636
USD	848,029	EUR	722,000	JPMorgan Chase Bank	4/7/2021	1,305
USD	3,376,401	EUR	2,873,000	Bank of America	5/4/2021	5,207
USD	4,367,564	EUR	3,714,000	Barclays Bank plc	5/4/2021	9,535
USD	791,849	EUR	674,000	JPMorgan Chase Bank	5/4/2021	973
USD	1,675,038	PEN	6,191,275	Bank of America**	5/5/2021	21,164
CLP	764,550,588	USD	1,059,008	Barclays Bank plc**	5/17/2021	2,519
USD	12,921,871	GBP	9,251,000	Bank of America	5/17/2021	166,740
USD	1,639,303	JPY	173,724,260	Citibank NA	5/20/2021	69,638
USD	269,076	EUR	225,412	JPMorgan Chase Bank	5/27/2021	4,441
USD	291,942	MYR	1,188,496	Goldman Sachs Bank USA**	6/16/2021	6,028
USD	23,795,961	JPY	2,590,000,000	Bank of America	6/28/2021	385,630
USD	10,308,045	BRL	58,300,000	JPMorgan Chase Bank**	10/4/2021	122,442
USD	1,224,526	BRL	7,000,000	JPMorgan Chase Bank**	1/4/2022	16,055

Total unrealized appreciation						1,746,058

BRL	9,740,029	USD	1,775,336	Bank of America**	4/5/2021	(44,899)
BRL	64,100,000	USD	11,498,215	JPMorgan Chase Bank**	4/5/2021	(110,049)
EUR	3,714,000	USD	4,365,064	Barclays Bank plc	4/6/2021	(9,566)
EUR	2,873,000	USD	3,374,494	Bank of America	4/7/2021	(5,187)
USD	803,741	CAD	1,018,000	Bank of America	4/7/2021	(6,325)
USD	287,760	CAD	364,933	JPMorgan Chase Bank	4/22/2021	(2,643)
BRL	9,740,029	USD	1,758,429	Bank of America**	5/4/2021	(30,975)
USD	807,789	CAD	1,018,000	Bank of America	5/4/2021	(2,320)
JPY	172,289,085	USD	1,572,248	HSBC Bank plc	5/20/2021	(15,550)
JPY	591,844	USD	5,379	JPMorgan Chase Bank	5/20/2021	(31)

Total unrealized depreciation						(227,545)

Net unrealized appreciation						1,518,513

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$31,132,777	$69,349	$31,202,126
Collateralized Mortgage Obligations	—	28,218,442	—	28,218,442
Commercial Mortgage-Backed Securities	—	28,777,899	—	28,777,899
Corporate Bonds
Communication Services	—	12,373,063	—	12,373,063
Consumer Discretionary	—	10,347,639	—	10,347,639
Consumer Staples	—	6,628,773	—	6,628,773
Energy	—	12,050,852	—	12,050,852
Financials	—	67,884,084	—	67,884,084
Health Care	—	5,977,094	—	5,977,094
Industrials	—	15,530,348	—	15,530,348
Information Technology	—	11,595,457	—	11,595,457
Materials	—	5,059,097	—	5,059,097
Real Estate	—	18,067,548	—	18,067,548
Utilities	—	13,087,459	—	13,087,459
Foreign Government Securities	—	9,136,321	2,465	9,138,786
Forward Currency Contracts	—	1,746,058	—	1,746,058
Futures	235,378	—	—	235,378
Loan Participations
Financials	—	2,094,422	—	2,094,422
Mortgage-Backed Securities	—	76,028,340	—	76,028,340
Municipal Bonds	—	3,485,481	—	3,485,481
Short-Term Investments
Foreign Government Treasury Bills	—	34,728,123	19,207	34,747,330
Repurchase Agreements	—	1,790,188	—	1,790,188
U.S. Treasury Obligations	—	28,687,373	—	28,687,373
U.S. Government Agency Securities	—	527,760,205	—	527,760,205
U.S. Treasury Obligations	—	646,652,332	—	646,652,332

Total Assets	$235,378	$1,598,839,375	$91,021	$1,599,165,774

Liabilities:
Forward Currency Contracts	$—	$(227,545)	$—	$(227,545)
Futures	(1,212,876)	—	—	(1,212,876)

Total Liabilities	$(1,212,876)	$(227,545)	$—	$(1,440,421)

Total	$(977,498)	$1,598,611,830	$91,021	$1,597,725,353

(a)	A security with a market value of $279,103 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,778,976
Aggregate gross unrealized depreciation	(18,703,850)

Net unrealized appreciation	$24,075,126

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,573,650,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	4,900	$231,084
ATN International, Inc.	5,700	279,984
Bandwidth, Inc., Class A*	11,100	1,406,814
Cincinnati Bell, Inc.*	20,167	309,563
Cogent Communications Holdings, Inc.	23,225	1,596,951
Consolidated Communications Holdings, Inc.*	37,941	273,175
IDT Corp., Class B*	1,100	24,926
Iridium Communications, Inc.*	67,800	2,796,750
Liberty Latin America Ltd., Class A*	21,700	278,411
Liberty Latin America Ltd., Class C*	87,119	1,130,805
Ooma, Inc.*	7,000	110,950
ORBCOMM, Inc.*	46,600	355,558
Vonage Holdings Corp.*	128,100	1,514,142

		10,309,113

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)*	205,938	2,102,627
Cinemark Holdings, Inc.*	61,700	1,259,297
Eros STX Global Corp.(x)*	59,000	106,790
Glu Mobile, Inc.*	62,400	778,752
IMAX Corp.*	34,100	685,410
Liberty Media Corp.-Liberty Braves, Class A(x)*	9,200	262,292
Liberty Media Corp.-Liberty Braves, Class C*	18,100	503,542
LiveXLive Media, Inc.(x)*	4,900	21,266
Marcus Corp. (The)(x)*	12,700	253,873

		5,973,849

Interactive Media & Services (0.4%)
Cargurus, Inc.*	49,800	1,186,734
Cars.com, Inc.*	41,200	533,952
DHI Group, Inc.*	2,500	8,375
Eventbrite, Inc., Class A*	36,700	813,272
EverQuote, Inc., Class A*	8,800	319,352
Liberty TripAdvisor Holdings, Inc., Class A*	31,800	202,884
QuinStreet, Inc.*	24,700	501,410
TrueCar, Inc.*	41,300	197,621
Yelp, Inc.*	44,500	1,735,500

		5,499,100

Media (0.8%)
AMC Networks, Inc., Class A*	15,300	813,348
Boston Omaha Corp., Class A*	8,500	251,260
Cardlytics, Inc.*	14,900	1,634,530
comScore, Inc.*	4,800	17,568
Daily Journal Corp.*	600	189,870
Emerald Holding, Inc.*	14,100	77,832
Entercom Communications Corp., Class A*	55,600	291,900
Entravision Communications Corp., Class A	38,300	154,732
EW Scripps Co. (The), Class A	34,312	661,192
Fluent, Inc.*	10,500	43,050
Gannett Co., Inc.*	19,589	105,389
Gray Television, Inc.	65,000	1,196,000
Hemisphere Media Group, Inc.*	8,900	103,685
iHeartMedia, Inc., Class A*	25,300	459,195
Loral Space & Communications, Inc.	9,796	369,015
Meredith Corp.*	21,500	640,270
MSG Networks, Inc., Class A*	28,000	421,120
National CineMedia, Inc.	43,723	202,000
Saga Communications, Inc., Class A*	2,000	43,700
Scholastic Corp.	14,860	447,435
Sinclair Broadcast Group, Inc., Class A	30,000	877,800
TechTarget, Inc.*	15,100	1,048,695
TEGNA, Inc.	121,100	2,280,313
Tribune Publishing Co.*	16,100	289,639
WideOpenWest, Inc.*	32,900	447,111

		13,066,649

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	19,600	275,772
Gogo, Inc.(x)*	2,900	28,014
Shenandoah Telecommunications Co.	26,848	1,310,451
Spok Holdings, Inc.	14,400	151,056

		1,765,293

Total Communication Services		36,614,004

Consumer Discretionary (14.4%)
Auto Components (1.4%)
Adient plc*	49,600	2,192,320
American Axle & Manufacturing Holdings, Inc.*	62,275	601,576
Cooper Tire & Rubber Co.	33,322	1,865,366
Cooper-Standard Holdings, Inc.*	5,600	203,392
Dana, Inc.	85,565	2,081,796
Dorman Products, Inc.*	15,200	1,560,128
Fox Factory Holding Corp.*	22,400	2,846,144
Gentherm, Inc.*	22,600	1,674,886
Goodyear Tire & Rubber Co. (The)*	133,300	2,342,081
LCI Industries	13,370	1,768,584
Modine Manufacturing Co.*	23,200	342,664
Motorcar Parts of America, Inc.*	9,900	222,750
Patrick Industries, Inc.	13,725	1,166,625
Standard Motor Products, Inc.	12,800	532,224
Stoneridge, Inc.*	13,300	423,073
Tenneco, Inc., Class A*	9,197	98,592
Visteon Corp.*	16,000	1,951,200
XPEL, Inc.(m)*	9,200	477,756

		22,351,157

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	1,330,612
Workhorse Group, Inc.(x)*	53,000	729,810

		2,060,422

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	990,464
Greenlane Holdings, Inc., Class A(x)*	7,000	37,135
Weyco Group, Inc.	2,300	49,749

		1,077,348

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	36,000	1,423,440
American Public Education, Inc.*	5,907	210,467
Carriage Services, Inc.	6,500	228,735
Laureate Education, Inc., Class A*	59,700	811,323
OneSpaWorld Holdings Ltd.(x)*	22,300	237,495
Perdoceo Education Corp.*	38,600	461,656
Regis Corp.*	10,252	128,765
Strategic Education, Inc.	12,664	1,163,948
Stride, Inc.(x)*	23,184	698,070
Universal Technical Institute, Inc.*	2,600	15,184
Vivint Smart Home, Inc.*	40,200	575,664
WW International, Inc.*	26,600	832,048

		6,786,795

Hotels, Restaurants & Leisure (4.1%)
Accel Entertainment, Inc.*	6,200	67,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bally’s Corp.*	13,200	$857,736
Biglari Holdings, Inc., Class B*	391	51,909
BJ’s Restaurants, Inc.*	12,134	704,743
Bloomin’ Brands, Inc.*	59,800	1,617,590
Bluegreen Vacations Corp.	7,900	85,162
Bluegreen Vacations Holding Corp.*	1,180	21,877
Boyd Gaming Corp.*	46,700	2,753,432
Brinker International, Inc.*	25,300	1,797,818
Caesars Entertainment, Inc.*	100,571	8,794,934
Carrols Restaurant Group, Inc.*	7,900	47,282
Century Casinos, Inc.*	5,700	58,539
Cheesecake Factory, Inc. (The)*	25,721	1,504,936
Churchill Downs, Inc.	21,879	4,975,722
Chuy’s Holdings, Inc.*	8,900	394,448
Cracker Barrel Old Country Store, Inc.	13,701	2,368,629
Dave & Buster’s Entertainment, Inc.*	24,100	1,154,390
Del Taco Restaurants, Inc.	7,200	68,976
Denny’s Corp.*	40,100	726,211
Dine Brands Global, Inc.*	11,281	1,015,628
El Pollo Loco Holdings, Inc.*	13,700	220,844
Everi Holdings, Inc.*	36,800	519,248
Fiesta Restaurant Group, Inc.*	10,600	133,454
GAN Ltd.(x)*	17,200	313,040
Golden Entertainment, Inc.*	4,400	111,144
Hilton Grand Vacations, Inc.*	49,100	1,840,759
International Game Technology plc(x)*	57,300	919,665
Jack in the Box, Inc.	14,239	1,563,157
Lindblad Expeditions Holdings, Inc.*	7,900	149,310
Marriott Vacations Worldwide Corp.*	23,680	4,124,582
Monarch Casino & Resort, Inc.*	2,700	163,674
Nathan’s Famous, Inc.	1,000	63,090
Noodles & Co.*	8,300	85,905
Papa John’s International, Inc.	18,642	1,652,427
Penn National Gaming, Inc.*	86,488	9,067,402
PlayAGS, Inc.*	3,800	30,704
Red Rock Resorts, Inc., Class A*	38,900	1,267,751
Ruth’s Hospitality Group, Inc.*	12,800	317,824
Scientific Games Corp., Class A*	31,300	1,205,676
SeaWorld Entertainment, Inc.*	28,400	1,410,628
Shake Shack, Inc., Class A*	20,200	2,277,954
Texas Roadhouse, Inc.*	39,618	3,800,951
Wingstop, Inc.	16,600	2,111,022

		62,417,939

Household Durables (2.2%)
Beazer Homes USA, Inc.*	7,300	152,716
Casper Sleep, Inc.*	1,300	9,412
Cavco Industries, Inc.*	4,900	1,105,489
Century Communities, Inc.*	15,000	904,800
Ethan Allen Interiors, Inc.	9,554	263,786
GoPro, Inc., Class A*	57,100	664,644
Green Brick Partners, Inc.*	4,000	90,720
Hamilton Beach Brands Holding Co., Class A	2,600	47,138
Helen of Troy Ltd.*	14,198	2,990,951
Hooker Furniture Corp.	4,800	175,008
Installed Building Products, Inc.	13,200	1,463,616
iRobot Corp.*	15,900	1,942,662
KB Home	47,900	2,228,787
La-Z-Boy, Inc.	28,209	1,198,318
Legacy Housing Corp.*	2,100	37,233
LGI Homes, Inc.*	12,900	1,926,099
Lifetime Brands, Inc.	4,300	63,167
Lovesac Co. (The)*	2,400	135,840
M.D.C. Holdings, Inc.	30,074	1,786,396
M/I Homes, Inc.*	16,200	956,934
Meritage Homes Corp.*	21,939	2,016,633
Purple Innovation, Inc.*	17,400	550,710
Skyline Champion Corp.*	28,500	1,289,910
Sonos, Inc.*	65,353	2,448,777
Taylor Morrison Home Corp., Class A*	71,320	2,197,369
TopBuild Corp.*	19,200	4,021,056
Tri Pointe Homes, Inc.*	85,601	1,742,836
Tupperware Brands Corp.*	28,400	750,044
Universal Electronics, Inc.*	4,500	247,365

		33,408,416

Internet & Direct Marketing Retail (0.7%)
Duluth Holdings, Inc., Class B(x)*	1,700	28,798
Groupon, Inc.*	12,315	622,462
Liquidity Services, Inc.*	8,300	154,214
Magnite, Inc.*	59,623	2,480,913
Overstock.com, Inc.(x)*	23,200	1,537,232
PetMed Express, Inc.(x)	1,500	52,762
Quotient Technology, Inc.*	56,100	916,674
RealReal, Inc. (The)*	42,900	970,827
Shutterstock, Inc.	10,900	970,536
Stamps.com, Inc.*	9,300	1,855,443
Stitch Fix, Inc., Class A*	32,400	1,605,096

		11,194,957

Leisure Products (0.6%)
Acushnet Holdings Corp.	19,900	822,467
American Outdoor Brands, Inc.*	358	9,022
Callaway Golf Co.	52,763	1,411,410
Clarus Corp.	3,124	53,264
Johnson Outdoors, Inc., Class A	2,100	299,775
Malibu Boats, Inc., Class A*	11,900	948,192
Marine Products Corp.	1,900	30,913
MasterCraft Boat Holdings, Inc.*	3,600	95,724
Smith & Wesson Brands, Inc.	29,835	520,621
Sturm Ruger & Co., Inc.	10,600	700,342
Vista Outdoor, Inc.*	28,000	897,960
YETI Holdings, Inc.*	42,800	3,090,588

		8,880,278

Multiline Retail (0.3%)
Big Lots, Inc.	25,600	1,748,480
Dillard’s, Inc., Class A(x)	700	67,599
Franchise Group, Inc.	5,800	209,438
Macy’s, Inc.*	180,100	2,915,819

		4,941,336

Specialty Retail (3.5%)
Abercrombie & Fitch Co., Class A*	39,300	1,348,383
American Eagle Outfitters, Inc.	94,800	2,771,952
America’s Car-Mart, Inc.*	2,500	380,925
Asbury Automotive Group, Inc.*	11,442	2,248,353
At Home Group, Inc.*	22,500	645,750
Bed Bath & Beyond, Inc.*	75,100	2,189,165
Boot Barn Holdings, Inc.*	15,600	972,036
Buckle, Inc. (The)	11,389	447,360
Caleres, Inc.	16,363	356,713
Camping World Holdings, Inc., Class A	18,900	687,582
Cato Corp. (The), Class A*	13,523	162,276
Children’s Place, Inc. (The)*	7,600	529,720
Citi Trends, Inc.*	5,100	427,278
Conn’s, Inc.*	2,600	50,570
Designer Brands, Inc., Class A*	33,100	575,940
GameStop Corp., Class A*	32,000	6,074,240
Genesco, Inc.*	6,557	311,458
Group 1 Automotive, Inc.	11,937	1,883,539
GrowGeneration Corp.(x)*	20,100	998,769
Guess?, Inc.	21,800	512,300
Haverty Furniture Cos., Inc.	6,100	226,859
Hibbett Sports, Inc.*	6,255	430,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lithia Motors, Inc., Class A	14,510	$5,660,206
Lumber Liquidators Holdings, Inc.*	8,200	205,984
MarineMax, Inc.*	11,400	562,704
Michaels Cos., Inc. (The)*	48,300	1,059,702
Monro, Inc.	17,604	1,158,343
Murphy USA, Inc.	13,800	1,994,928
National Vision Holdings, Inc.*	44,592	1,954,467
ODP Corp. (The)*	31,300	1,354,977
OneWater Marine, Inc., Class A*	100	3,996
Rent-A-Center, Inc.	27,603	1,591,589
RH*	8,443	5,037,094
Sally Beauty Holdings, Inc.*	68,400	1,376,892
Shoe Carnival, Inc.	6,500	402,220
Signet Jewelers Ltd.*	33,000	1,913,340
Sleep Number Corp.*	16,700	2,396,283
Sonic Automotive, Inc., Class A	14,825	734,875
Sportsman’s Warehouse Holdings, Inc.*	16,000	275,840
Tilly’s, Inc., Class A*	2,700	30,564
Urban Outfitters, Inc.*	39,800	1,480,162
Winmark Corp.	300	55,929
Zumiez, Inc.*	8,500	364,650

		53,846,820

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	35,834	2,882,845
Deckers Outdoor Corp.*	16,200	5,352,804
Fossil Group, Inc.*	600	7,440
G-III Apparel Group Ltd.*	24,200	729,388
Kontoor Brands, Inc.	25,000	1,213,250
Movado Group, Inc.	1,900	54,055
Oxford Industries, Inc.	8,700	760,554
Rocky Brands, Inc.(x)	100	5,406
Steven Madden Ltd.	48,310	1,800,031
Unifi, Inc.*	10,500	289,380
Vera Bradley, Inc.*	8,700	87,870
Wolverine World Wide, Inc.	44,780	1,715,970

		14,898,993

Total Consumer Discretionary		221,864,461

Consumer Staples (3.3%)
Beverages (0.3%)
Celsius Holdings, Inc.(x)*	20,600	989,830
Coca-Cola Consolidated, Inc.	2,600	750,828
MGP Ingredients, Inc.	6,300	372,645
National Beverage Corp.(x)	10,800	528,228
NewAge, Inc.(x)*	29,400	84,084
Primo Water Corp.	90,100	1,465,026

		4,190,641

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	16,209	443,802
BJ’s Wholesale Club Holdings, Inc.*	78,966	3,542,415
Chefs’ Warehouse, Inc. (The)*	15,100	459,946
HF Foods Group, Inc.(x)*	8,900	64,258
Ingles Markets, Inc., Class A	5,500	339,075
Natural Grocers by Vitamin Cottage, Inc.	12,300	215,865
Performance Food Group Co.*	75,600	4,355,316
PriceSmart, Inc.	11,452	1,107,981
Rite Aid Corp.(x)*	29,394	601,401
SpartanNash Co.	16,770	329,195
United Natural Foods, Inc.*	28,488	938,395
Village Super Market, Inc., Class A	5,700	134,349
Weis Markets, Inc.	5,851	330,699

		12,862,697

Food Products (1.4%)
Alico, Inc.	1,400	41,804
B&G Foods, Inc.(x)	37,700	1,170,962
Calavo Growers, Inc.	8,900	690,996
Cal-Maine Foods, Inc.*	17,384	667,893
Darling Ingredients, Inc.*	86,399	6,357,238
Farmer Bros Co.*	7,617	79,522
Fresh Del Monte Produce, Inc.	18,504	529,770
Freshpet, Inc.*	22,300	3,541,463
Hostess Brands, Inc.*	68,900	988,026
J & J Snack Foods Corp.	8,603	1,350,929
John B Sanfilippo & Son, Inc.	3,000	271,110
Lancaster Colony Corp.	10,737	1,882,840
Landec Corp.*	15,500	164,300
Limoneira Co.	10,100	176,750
Sanderson Farms, Inc.	11,493	1,790,380
Seneca Foods Corp., Class A*	6,600	310,794
Simply Good Foods Co. (The)*	47,700	1,451,034
Tootsie Roll Industries, Inc.(x)	7,714	255,565

		21,721,376

Household Products (0.3%)
Central Garden & Pet Co.(x)*	4,400	255,244
Central Garden & Pet Co., Class A*	23,733	1,231,505
Oil-Dri Corp. of America	3,500	120,540
WD-40 Co.	8,227	2,518,943

		4,126,232

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	22,669	535,215
Edgewell Personal Care Co.	30,100	1,191,960
elf Beauty, Inc.*	17,900	480,257
Inter Parfums, Inc.	9,100	645,463
Lifevantage Corp.*	2,400	22,440
Medifast, Inc.	6,000	1,270,920
Nature’s Sunshine Products, Inc.	1,900	37,924
Revlon, Inc., Class A(x)*	10,100	124,533
USANA Health Sciences, Inc.*	7,000	683,200

		4,991,912

Tobacco (0.2%)
Turning Point Brands, Inc.	6,200	323,454
Universal Corp.	14,153	834,885
Vector Group Ltd.	77,808	1,085,422

		2,243,761

Total Consumer Staples		50,136,619

Energy (2.6%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	71,000	673,790
Bristow Group, Inc.*	5,866	151,812
Cactus, Inc., Class A	26,600	814,492
ChampionX Corp.*	107,200	2,329,456
DMC Global, Inc.*	8,000	434,080
Dril-Quip, Inc.*	21,700	721,091
Exterran Corp.*	6,000	20,160
Frank’s International NV*	78,900	280,095
Helix Energy Solutions Group, Inc.*	79,400	400,970
Liberty Oilfield Services, Inc., Class A*	39,800	449,342
National Energy Services Reunited Corp.*	3,400	42,058
Newpark Resources, Inc.*	41,202	129,374
NexTier Oilfield Solutions, Inc.*	90,936	338,282
Oceaneering International, Inc.*	55,200	630,384
Oil States International, Inc.*	29,100	175,473
Patterson-UTI Energy, Inc.	105,600	752,928
ProPetro Holding Corp.*	45,200	481,832
RPC, Inc.*	58,000	313,200
Select Energy Services, Inc., Class A*	37,700	187,746
Solaris Oilfield Infrastructure, Inc., Class A	11,700	143,559
Tidewater, Inc.*	21,350	267,516
Transocean Ltd.(x)*	337,300	1,197,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
US Silica Holdings, Inc.*	39,600	$486,684

		11,421,739

Oil, Gas & Consumable Fuels (1.9%)
Antero Resources Corp.*	140,000	1,428,000
Arch Resources, Inc.*	8,600	357,760
Ardmore Shipping Corp.*	13,600	61,744
Berry Corp.	34,400	189,544
Bonanza Creek Energy, Inc.*	14,300	510,939
Brigham Minerals, Inc., Class A	14,900	218,136
Clean Energy Fuels Corp.*	89,659	1,231,915
CNX Resources Corp.*	109,900	1,615,530
Comstock Resources, Inc.*	68,200	377,828
CONSOL Energy, Inc.*	11,700	113,724
Contango Oil & Gas Co.(x)*	5,100	19,890
CVR Energy, Inc.	20,800	398,944
Delek US Holdings, Inc.	46,447	1,011,616
DHT Holdings, Inc.	61,500	364,695
Diamond S Shipping, Inc., Class S*	700	7,021
Dorian LPG Ltd.*	28,238	370,765
Earthstone Energy, Inc., Class A*	3,000	21,450
Evolution Petroleum Corp.	15,500	52,390
Falcon Minerals Corp.	1,300	5,837
Frontline Ltd.(x)	68,000	486,200
Golar LNG Ltd.*	55,100	563,673
Goodrich Petroleum Corp.*	600	5,676
Green Plains, Inc.*	20,000	541,400
International Seaways, Inc.	14,266	276,475
Jura Energy Corp.*	690	222
Kosmos Energy Ltd.*	232,500	713,775
Magnolia Oil & Gas Corp., Class A*	57,200	656,656
Matador Resources Co.	58,500	1,371,825
NACCO Industries, Inc., Class A	1,800	44,910
NextDecade Corp.*	600	1,602
Nordic American Tankers Ltd.	78,901	256,428
Overseas Shipholding Group, Inc., Class A*	13,200	27,192
Ovintiv, Inc.	151,000	3,596,820
Par Pacific Holdings, Inc.*	23,800	336,056
PBF Energy, Inc., Class A*	55,700	788,155
PDC Energy, Inc.*	59,180	2,035,792
Peabody Energy Corp.*	74,200	227,052
Range Resources Corp.*	123,500	1,275,755
Renewable Energy Group, Inc.*	22,100	1,459,484
REX American Resources Corp.*	3,300	277,761
Scorpio Tankers, Inc.(x)	25,830	476,822
SFL Corp. Ltd.	61,305	491,666
SM Energy Co.	61,300	1,003,481
Southwestern Energy Co.*	347,246	1,614,694
Talos Energy, Inc.*	17,300	208,292
Tellurian, Inc.(x)*	69,300	162,162
W&T Offshore, Inc.(x)*	77,944	279,819
Whiting Petroleum Corp.*	687	24,354
World Fuel Services Corp.	37,400	1,316,480

		28,878,407

Total Energy		40,300,146

Financials (15.7%)
Banks (8.4%)
1st Source Corp.	7,472	355,518
ACNB Corp.	3,800	111,340
Allegiance Bancshares, Inc.	13,300	539,182
Altabancorp	7,400	311,096
Amalgamated Financial Corp.	7,000	116,130
Amerant Bancorp, Inc.*	4,600	85,422
American National Bankshares, Inc.	4,600	152,122
Ameris Bancorp	36,894	1,937,304
Ames National Corp.	4,250	108,715
Arrow Financial Corp.	7,480	249,159
Atlantic Capital Bancshares, Inc.*	9,500	228,950
Atlantic Union Bankshares Corp.	53,074	2,035,919
Auburn National BanCorp, Inc.	100	3,837
Banc of California, Inc.	25,800	466,464
BancFirst Corp.	15,000	1,060,350
Bancorp, Inc. (The)*	29,700	615,384
BancorpSouth Bank	61,000	1,981,280
Bank First Corp.(x)	1,600	119,984
Bank of Marin Bancorp	4,700	184,052
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,177,176
BankFinancial Corp.	10,621	109,609
BankUnited, Inc.	52,900	2,324,955
Bankwell Financial Group, Inc.	2,800	75,460
Banner Corp.	23,000	1,226,590
Bar Harbor Bankshares	8,146	239,655
BayCom Corp.*	600	10,812
BCB Bancorp, Inc.	300	4,140
Berkshire Hills Bancorp, Inc.	25,670	572,954
Boston Private Financial Holdings, Inc.	41,470	552,380
Brookline Bancorp, Inc.	39,977	599,655
Bryn Mawr Bank Corp.	7,580	344,966
Business First Bancshares, Inc.	1,300	31,109
Byline Bancorp, Inc.	8,600	181,890
C&F Financial Corp.	1,700	75,293
Cadence Bancorp	69,687	1,444,611
California Bancorp, Inc.*	100	1,781
Cambridge Bancorp	1,300	109,616
Camden National Corp.	7,850	375,701
Capital Bancorp, Inc.*	100	1,929
Capital City Bank Group, Inc.	7,300	189,946
Capstar Financial Holdings, Inc.	1,100	18,975
Carter Bankshares, Inc.*	4,700	65,612
Cathay General Bancorp	41,947	1,710,599
CBTX, Inc.	7,800	239,616
Central Pacific Financial Corp.	11,900	317,492
Central Valley Community Bancorp	6,400	117,824
Century Bancorp, Inc., Class A	1,600	149,296
Chemung Financial Corp.	200	8,364
ChoiceOne Financial Services, Inc.	400	9,620
CIT Group, Inc.	56,900	2,930,919
Citizens & Northern Corp.	5,602	133,216
Citizens Holding Co.(x)	400	7,960
City Holding Co.	8,450	691,041
Civista Bancshares, Inc.	1,200	27,528
CNB Financial Corp.	7,000	172,270
Coastal Financial Corp.*	200	5,244
Codorus Valley Bancorp, Inc.	5,783	106,465
Colony Bankcorp, Inc.	200	3,120
Columbia Banking System, Inc.	40,955	1,764,751
Community Bank System, Inc.	28,102	2,155,985
Community Trust Bancorp, Inc.	7,625	335,729
ConnectOne Bancorp, Inc.	15,200	385,320
County Bancorp, Inc.(x)	200	4,794
CrossFirst Bankshares, Inc.*	12,600	173,754
Customers Bancorp, Inc.*	13,500	429,570
CVB Financial Corp.	75,587	1,669,717
Dime Community Bancshares, Inc.	17,732	534,442
Eagle Bancorp, Inc.	23,750	1,263,737
Eastern Bankshares, Inc.	92,658	1,787,373
Enterprise Bancorp, Inc.	5,000	162,600
Enterprise Financial Services Corp.	12,495	617,753
Equity Bancshares, Inc., Class A*	6,900	189,060
Farmers & Merchants Bancorp, Inc.	700	17,598
Farmers National Banc Corp.	12,900	215,430
FB Financial Corp.	18,916	841,005
Fidelity D&D Bancorp, Inc.(x)	300	18,450
Financial Institutions, Inc.	6,400	193,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp (Nasdaq Stock Exchange)	16,310	$709,485
First Bancorp (Quotrix Stock Exchange)	125,900	1,417,634
First Bancorp, Inc. (The)	5,219	152,343
First Bancshares, Inc. (The)	5,000	183,050
First Bank	500	6,085
First Busey Corp.	29,359	753,058
First Business Financial Services, Inc.	5,100	126,123
First Capital, Inc.(x)	200	9,742
First Choice Bancorp	600	14,586
First Commonwealth Financial Corp.	51,113	734,494
First Community Bankshares, Inc.	7,400	221,926
First Financial Bancorp	53,743	1,289,832
First Financial Bankshares, Inc.	73,248	3,422,879
First Financial Corp.	3,700	166,537
First Foundation, Inc.	14,800	347,208
First Guaranty Bancshares, Inc.	141	2,525
First Internet Bancorp	3,500	123,305
First Interstate BancSystem, Inc., Class A	26,927	1,239,719
First Merchants Corp.	28,177	1,310,230
First Mid Bancshares, Inc.	3,900	171,327
First Midwest Bancorp, Inc.	65,868	1,443,168
First Northwest Bancorp	5,700	94,734
First of Long Island Corp. (The)	9,275	197,094
Flushing Financial Corp.	14,042	298,112
FNCB Bancorp, Inc.	100	754
Franklin Financial Services Corp.	300	9,354
Fulton Financial Corp.	99,800	1,699,594
FVCBankcorp, Inc.*	1,200	20,784
German American Bancorp, Inc.	12,150	561,573
Glacier Bancorp, Inc.	53,014	3,026,039
Great Southern Bancorp, Inc.	5,630	319,052
Great Western Bancorp, Inc.	33,400	1,011,686
Guaranty Bancshares, Inc.	1,690	62,107
Hancock Whitney Corp.	48,987	2,057,944
Hanmi Financial Corp.	10,300	203,219
HarborOne Bancorp, Inc.	16,424	221,231
Hawthorn Bancshares, Inc.	316	6,728
HBT Financial, Inc.	2,000	34,240
Heartland Financial USA, Inc.	20,100	1,010,226
Heritage Commerce Corp.	9,100	111,202
Heritage Financial Corp.	28,662	809,415
Hilltop Holdings, Inc.	42,000	1,433,460
Home BancShares, Inc.	97,101	2,626,582
HomeTrust Bancshares, Inc.	7,900	192,365
Hope Bancorp, Inc.	73,614	1,108,627
Horizon Bancorp, Inc.	16,350	303,783
Howard Bancorp, Inc.*	1,400	23,016
Independent Bank Corp./MA	17,840	1,501,950
Independent Bank Corp./MI	7,800	184,392
Independent Bank Group, Inc.	24,355	1,759,405
International Bancshares Corp.	31,390	1,457,124
Investar Holding Corp.	200	4,110
Investors Bancorp, Inc.	139,840	2,054,250
Lakeland Bancorp, Inc.	20,935	364,897
Lakeland Financial Corp.	13,800	954,822
LCNB Corp.	5,500	96,250
Live Oak Bancshares, Inc.	17,500	1,198,575
Macatawa Bank Corp.	14,800	147,260
MainStreet Bancshares, Inc.*	100	2,076
Mercantile Bank Corp.	6,300	204,561
Metrocity Bankshares, Inc.	4,400	67,672
Metropolitan Bank Holding Corp.*	700	35,252
Mid Penn Bancorp, Inc.	200	5,362
Midland States Bancorp, Inc.	7,900	219,146
MidWestOne Financial Group, Inc.	5,500	170,335
National Bank Holdings Corp., Class A	23,000	912,640
National Bankshares, Inc.	3,300	117,183
NBT Bancorp, Inc.	24,582	980,822
Nicolet Bankshares, Inc.*	2,800	233,688
Northrim BanCorp, Inc.	3,700	157,287
OceanFirst Financial Corp.	33,479	801,487
OFG Bancorp	38,600	873,132
Old National Bancorp	98,605	1,907,021
Old Second Bancorp, Inc.	16,300	215,323
Origin Bancorp, Inc.	9,400	398,654
Orrstown Financial Services, Inc.	700	15,610
Pacific Premier Bancorp, Inc.	43,333	1,882,386
Park National Corp.	7,648	988,886
Parke Bancorp, Inc.	370	7,396
Partners Bancorp(x)	300	2,193
PCB Bancorp	400	6,000
Peapack-Gladstone Financial Corp.	6,800	209,984
Penns Woods Bancorp, Inc.	4,700	113,223
Peoples Bancorp, Inc.	6,920	229,536
Peoples Financial Services Corp.	3,400	143,616
Preferred Bank	5,400	343,872
Premier Financial Bancorp, Inc.	7,212	134,071
Primis Financial Corp.	8,600	125,044
QCR Holdings, Inc.	6,800	321,096
RBB Bancorp	4,500	91,215
Red River Bancshares, Inc.	1,000	56,010
Reliant Bancorp, Inc.	600	17,232
Renasant Corp.	32,281	1,335,788
Republic Bancorp, Inc., Class A	4,100	181,589
Republic First Bancorp, Inc.*	22,100	83,317
S&T Bancorp, Inc.	21,057	705,409
Sandy Spring Bancorp, Inc.	26,548	1,152,980
Seacoast Banking Corp. of Florida*	32,100	1,163,304
Select Bancorp, Inc.*	400	4,428
ServisFirst Bancshares, Inc.	25,200	1,545,516
Shore Bancshares, Inc.	5,900	100,418
Sierra Bancorp	6,966	186,689
Silvergate Capital Corp., Class A*	10,400	1,478,568
Simmons First National Corp., Class A	62,428	1,852,239
SmartFinancial, Inc.	800	17,320
South Plains Financial, Inc.	1,500	34,080
South State Corp.	40,394	3,171,333
Southern First Bancshares, Inc.*	3,600	168,768
Southside Bancshares, Inc.	16,089	619,587
Spirit of Texas Bancshares, Inc.	1,800	40,158
Stock Yards Bancorp, Inc.	12,150	620,379
Summit Financial Group, Inc.	5,300	140,715
Texas Capital Bancshares, Inc.*	29,200	2,070,864
Tompkins Financial Corp.	8,300	686,410
Towne Bank	43,621	1,326,078
TriCo Bancshares	22,012	1,042,708
TriState Capital Holdings, Inc.*	10,400	239,824
Triumph Bancorp, Inc.*	12,200	944,158
Trustmark Corp.	38,680	1,301,969
UMB Financial Corp.	25,418	2,346,844
United Bankshares, Inc.	66,464	2,564,181
United Community Banks, Inc.	51,100	1,743,532
Univest Financial Corp.	13,725	392,398
Valley National Bancorp	233,886	3,213,594
Veritex Holdings, Inc.	29,770	974,074
Washington Trust Bancorp, Inc.	9,400	485,322
WesBanco, Inc.	42,267	1,524,148
West BanCorp, Inc.	8,700	209,583
Westamerica Bancorp	14,174	889,844

		129,346,860

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	38,000	$1,982,460
AssetMark Financial Holdings, Inc.*	4,800	112,032
Associated Capital Group, Inc., Class A	3,900	139,854
B Riley Financial, Inc.	6,674	376,280
BGC Partners, Inc., Class A	175,800	849,114
Blucora, Inc.*	23,400	389,376
Brightsphere Investment Group, Inc.	45,300	923,214
Cohen & Steers, Inc.	17,009	1,111,198
Cowen, Inc., Class A	11,850	416,527
Diamond Hill Investment Group, Inc.	1,213	189,240
Donnelley Financial Solutions, Inc.*	15,800	439,714
Federated Hermes, Inc., Class B	54,100	1,693,330
Focus Financial Partners, Inc., Class A*	17,124	712,701
GAMCO Investors, Inc., Class A	6,900	127,995
Greenhill & Co., Inc.	10,600	174,688
Hamilton Lane, Inc., Class A	16,900	1,496,664
Houlihan Lokey, Inc.	28,800	1,915,488
Moelis & Co., Class A	29,000	1,591,520
Oppenheimer Holdings, Inc., Class A	2,800	112,140
Piper Sandler Cos.	8,300	910,095
PJT Partners, Inc., Class A	12,800	865,920
Pzena Investment Management, Inc., Class A	15,811	166,490
Safeguard Scientifics, Inc.*	9,600	65,472
Sculptor Capital Management, Inc.	8,300	181,604
Siebert Financial Corp.*	700	2,835
StepStone Group, Inc., Class A	10,700	377,389
Stifel Financial Corp.	56,079	3,592,421
StoneX Group, Inc.*	8,600	562,268
Value Line, Inc.	100	2,819
Virtus Investment Partners, Inc.	3,978	936,819
Waddell & Reed Financial, Inc., Class A	44,900	1,124,745
Westwood Holdings Group, Inc.	4,497	65,027
WisdomTree Investments, Inc.	76,300	476,875

		24,084,314

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	100	3,033
Curo Group Holdings Corp.	23,800	347,242
Encore Capital Group, Inc.*	15,600	627,588
Enova International, Inc.*	16,113	571,689
EZCORP, Inc., Class A*	18,896	93,913
FirstCash, Inc.	23,535	1,545,544
Green Dot Corp., Class A*	32,400	1,483,596
LendingClub Corp.*	37,900	626,108
Navient Corp.	110,400	1,579,824
Nelnet, Inc., Class A	11,569	841,529
Oportun Financial Corp.*	3,000	62,130
PRA Group, Inc.*	28,848	1,069,395
PROG Holdings, Inc.	37,200	1,610,388
Regional Management Corp.	5,600	194,096
World Acceptance Corp.*	3,181	412,767

		11,068,842

Diversified Financial Services (0.2%)
Alerus Financial Corp.	1,600	47,648
Banco Latinoamericano de Comercio Exterior SA, Class E	13,481	203,967
Cannae Holdings, Inc.*	48,800	1,933,456
GWG Holdings, Inc.*	1,100	7,689
Marlin Business Services Corp.	4,400	60,016
SWK Holdings Corp.*	600	8,724

		2,261,500

Insurance (1.9%)
Ambac Financial Group, Inc.*	18,800	314,712
American Equity Investment Life Holding Co.	49,493	1,560,515
AMERISAFE, Inc.	10,900	697,600
Argo Group International Holdings Ltd.	18,985	955,325
BRP Group, Inc., Class A*	19,000	517,750
Citizens, Inc.(x)*	27,949	161,825
CNO Financial Group, Inc.	79,501	1,931,079
Crawford & Co., Class A	1,300	13,845
Donegal Group, Inc., Class A	8,244	122,506
eHealth, Inc.*	14,700	1,069,131
Employers Holdings, Inc.	19,701	848,325
Enstar Group Ltd.*	6,488	1,600,784
FBL Financial Group, Inc., Class A	3,300	184,536
FedNat Holding Co.	7,800	36,114
Genworth Financial, Inc., Class A*	284,700	945,204
Goosehead Insurance, Inc., Class A	7,300	782,414
Greenlight Capital Re Ltd., Class A*	16,293	141,749
HCI Group, Inc.	4,600	353,372
Heritage Insurance Holdings, Inc.	12,500	138,500
Horace Mann Educators Corp.	23,037	995,429
Independence Holding Co.	2,500	99,625
Investors Title Co.	800	132,800
James River Group Holdings Ltd.	16,800	766,416
Kinsale Capital Group, Inc.	13,200	2,175,360
MBIA, Inc.*	43,000	413,660
National Western Life Group, Inc., Class A	900	224,100
NI Holdings, Inc.*	1,900	35,112
Palomar Holdings, Inc.*	10,500	703,920
ProAssurance Corp.	29,700	794,772
ProSight Global, Inc.*	1,100	13,860
Protective Insurance Corp., Class B	7,823	178,912
RLI Corp.	21,796	2,431,780
Safety Insurance Group, Inc.	8,275	697,169
Selective Insurance Group, Inc.	32,632	2,367,125
Selectquote, Inc.*	70,977	2,094,531
SiriusPoint Ltd.*	51,900	527,823
State Auto Financial Corp.	6,134	120,901
Stewart Information Services Corp.	12,627	656,983
Tiptree, Inc.	12,200	109,190
Trean Insurance Group, Inc.*	300	4,845
Trupanion, Inc.*	16,700	1,272,707
United Fire Group, Inc.	10,464	364,147
United Insurance Holdings Corp.	16,700	120,407
Universal Insurance Holdings, Inc.	11,200	160,608
Watford Holdings Ltd.*	1,300	44,993

		29,882,461

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	1,201,518
Arbor Realty Trust, Inc. (REIT)	59,500	946,050
Ares Commercial Real Estate Corp. (REIT)	5,400	74,088
Arlington Asset Investment Corp. (REIT), Class A*	20,700	83,628
ARMOUR Residential REIT, Inc. (REIT)	18,201	222,052
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,400	2,461,400
Broadmark Realty Capital, Inc. (REIT)	74,200	776,132
Capstead Mortgage Corp. (REIT)	36,037	224,511
Cherry Hill Mortgage Investment Corp. (REIT)	11,423	106,691
Chimera Investment Corp. (REIT)	110,700	1,405,890
Colony Credit Real Estate, Inc. (REIT)	41,900	356,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dynex Capital, Inc. (REIT)	4,266	$80,755
Ellington Financial, Inc. (REIT)	13,500	216,135
Granite Point Mortgage Trust, Inc. (REIT)	29,000	347,130
Great Ajax Corp. (REIT)	12,028	131,105
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	40,600	2,277,660
Invesco Mortgage Capital, Inc. (REIT)(x)	103,693	415,809
KKR Real Estate Finance Trust, Inc. (REIT)	11,900	218,841
Ladder Capital Corp. (REIT)	64,748	764,027
MFA Financial, Inc. (REIT)	261,800	1,065,526
New York Mortgage Trust, Inc. (REIT)	215,600	963,732
PennyMac Mortgage Investment Trust (REIT)	50,445	988,722
Ready Capital Corp. (REIT)	30,656	411,405
Redwood Trust, Inc. (REIT)	54,391	566,210
TPG RE Finance Trust, Inc. (REIT)	34,100	381,920
Two Harbors Investment Corp. (REIT)	158,000	1,158,140
Western Asset Mortgage Capital Corp. (REIT)(x)	20,200	64,438

		17,910,503

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	34,400	1,617,144
Bridgewater Bancshares, Inc.*	5,200	83,980
Capitol Federal Financial, Inc.	78,400	1,038,408
Columbia Financial, Inc.*	23,100	403,788
ESSA Bancorp, Inc.	500	8,000
Essent Group Ltd.	62,600	2,972,874
Federal Agricultural Mortgage Corp., Class C	3,600	362,592
Flagstar Bancorp, Inc.	29,200	1,316,920
FS Bancorp, Inc.	100	6,720
Hingham Institution For Savings (The)	900	255,384
Home Bancorp, Inc.	4,300	155,015
HomeStreet, Inc.	12,200	537,654
Kearny Financial Corp.	64,511	779,293
Luther Burbank Corp.	10,700	126,581
Merchants Bancorp	3,400	142,596
Meridian Bancorp, Inc.	26,900	495,498
Meta Financial Group, Inc.	20,800	942,448
MMA Capital Holdings, Inc.*	100	2,281
Mr Cooper Group, Inc.*	43,088	1,497,739
NMI Holdings, Inc., Class A*	46,300	1,094,532
Northfield Bancorp, Inc.	16,583	264,001
Northwest Bancshares, Inc.	64,710	935,059
PCSB Financial Corp.	1,500	24,915
PDL Community Bancorp*	800	8,888
PennyMac Financial Services, Inc.	26,800	1,792,116
Pioneer Bancorp, Inc.*	100	1,165
Premier Financial Corp.	19,233	639,690
Provident Bancorp, Inc.	100	1,440
Provident Financial Holdings, Inc.	100	1,690
Provident Financial Services, Inc.	40,115	893,762
Radian Group, Inc.	102,800	2,390,100
Southern Missouri Bancorp, Inc.	4,500	177,390
Sterling Bancorp, Inc.*	6,700	37,922
Territorial Bancorp, Inc.	4,895	129,522
Timberland Bancorp, Inc.	300	8,343
TrustCo Bank Corp.	48,454	357,106
Walker & Dunlop, Inc.	15,845	1,627,915
Washington Federal, Inc.	44,800	1,379,840
Waterstone Financial, Inc.	12,300	251,166
Western New England Bancorp, Inc.	15,600	131,508
WSFS Financial Corp.	29,553	1,471,444

		26,364,429

Total Financials		240,918,909

Health Care (19.0%)
Biotechnology (9.4%)
89bio, Inc.*	3,200	75,776
Abeona Therapeutics, Inc.*	49,900	93,812
ADMA Biologics, Inc.(x)*	82,000	144,320
Adverum Biotechnologies, Inc.*	42,100	415,106
Aeglea BioTherapeutics, Inc.*	9,300	73,656
Affimed NV*	60,600	479,346
Agenus, Inc.*	71,800	195,296
Akebia Therapeutics, Inc.(x)*	66,835	226,236
Akero Therapeutics, Inc.*	9,200	266,892
Akouos, Inc.*	2,300	31,901
Albireo Pharma, Inc.*	12,300	433,575
Alector, Inc.*	26,700	537,738
Allakos, Inc.*	14,000	1,606,920
Allogene Therapeutics, Inc.*	27,951	986,670
Allovir, Inc.(x)*	4,200	98,280
ALX Oncology Holdings, Inc.*	9,400	693,156
Amicus Therapeutics, Inc.*	144,800	1,430,624
AnaptysBio, Inc.*	13,900	299,545
Anavex Life Sciences Corp.(x)*	9,200	137,540
Anika Therapeutics, Inc.*	11,100	452,769
Annexon, Inc.*	2,700	75,168
Apellis Pharmaceuticals, Inc.*	32,400	1,390,284
Applied Genetic Technologies Corp.*	4,200	21,294
Applied Molecular Transport, Inc.(x)*	11,900	523,719
Applied Therapeutics, Inc.*	4,300	80,646
Aprea Therapeutics, Inc.*	8,600	43,860
Aptinyx, Inc.(x)*	3,200	9,600
Aravive, Inc.(x)*	1,200	7,908
Arcturus Therapeutics Holdings, Inc.(x)*	12,200	503,860
Arcus Biosciences, Inc.*	17,600	494,208
Arcutis Biotherapeutics, Inc.*	7,800	225,654
Ardelyx, Inc.*	35,300	233,686
Arena Pharmaceuticals, Inc.*	32,433	2,250,526
Arrowhead Pharmaceuticals, Inc.*	57,100	3,786,301
Assembly Biosciences, Inc.*	13,800	63,480
Atara Biotherapeutics, Inc.*	33,300	478,188
Athenex, Inc.(x)*	33,500	144,050
Athersys, Inc.(x)*	126,100	226,980
Atreca, Inc., Class A*	6,400	98,112
AVEO Pharmaceuticals, Inc.(x)*	12,500	91,500
Avid Bioservices, Inc.*	26,400	481,272
Avidity Biosciences, Inc.*	3,200	69,792
Avrobio, Inc.*	13,500	171,315
Axcella Health, Inc.*	3,600	17,136
Beam Therapeutics, Inc.(x)*	19,900	1,592,796
Beyondspring, Inc.(x)*	6,300	69,741
BioAtla, Inc.*	4,400	223,696
BioCryst Pharmaceuticals, Inc.(x)*	94,800	964,116
Biohaven Pharmaceutical Holding Co. Ltd.*	27,200	1,859,120
Bioxcel Therapeutics, Inc.(x)*	5,800	250,328
Black Diamond Therapeutics, Inc.*	7,800	189,228
Blueprint Medicines Corp.*	30,300	2,946,069
BrainStorm Cell Therapeutics, Inc.(x)*	6,700	25,661
Bridgebio Pharma, Inc.*	56,051	3,452,742
C4 Therapeutics, Inc.(x)*	2,900	107,271
Cabaletta Bio, Inc.*	2,600	28,860
Calithera Biosciences, Inc.*	34,800	84,216
Calyxt, Inc.(x)*	8,600	51,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CareDx, Inc.*	26,800	$1,824,812
CASI Pharmaceuticals, Inc.*	22,300	53,520
Catabasis Pharmaceuticals, Inc.(x)*	2,000	5,780
Catalyst Biosciences, Inc.*	4,800	24,192
Catalyst Pharmaceuticals, Inc.*	74,300	342,523
CEL-SCI Corp.(x)*	20,700	314,847
Centogene NV(x)*	800	9,704
Checkpoint Therapeutics, Inc.(x)*	2,200	6,908
ChemoCentryx, Inc.*	29,200	1,496,208
Chimerix, Inc.*	44,900	432,836
Chinook Therapeutics, Inc.(x)*	11,260	174,980
Cidara Therapeutics, Inc.(x)*	2,000	5,320
Clovis Oncology, Inc.(x)*	38,300	268,866
Coherus Biosciences, Inc.*	41,300	603,393
Concert Pharmaceuticals, Inc.*	18,100	90,319
Constellation Pharmaceuticals, Inc.*	15,600	364,884
ContraFect Corp.(x)*	5,200	24,960
Corbus Pharmaceuticals Holdings, Inc.(x)*	43,200	85,104
Cortexyme, Inc.(x)*	6,400	230,592
Crinetics Pharmaceuticals, Inc.*	12,900	197,112
Cue Biopharma, Inc.*	16,000	195,200
Cullinan Oncology, Inc.(x)*	4,500	187,515
Cyclerion Therapeutics, Inc.*	13,820	38,558
Cytokinetics, Inc.*	39,900	928,074
CytomX Therapeutics, Inc.*	29,300	226,489
Deciphera Pharmaceuticals, Inc.*	21,600	968,544
Denali Therapeutics, Inc.*	36,300	2,072,730
DermTech, Inc.(x)*	1,400	71,106
Dicerna Pharmaceuticals, Inc.*	37,500	958,875
Dyadic International, Inc.(x)*	2,900	15,921
Dynavax Technologies Corp.(x)*	52,750	518,533
Eagle Pharmaceuticals, Inc.*	4,800	200,352
Editas Medicine, Inc.*	32,000	1,344,000
Eiger BioPharmaceuticals, Inc.*	8,000	70,800
Emergent BioSolutions, Inc.*	24,800	2,304,168
Enanta Pharmaceuticals, Inc.*	8,800	434,016
Enochian Biosciences, Inc.(x)*	13,600	48,144
Epizyme, Inc.*	45,600	397,176
Esperion Therapeutics, Inc.(x)*	12,800	359,040
Evelo Biosciences, Inc.(x)*	5,600	59,920
Exicure, Inc.*	4,000	8,720
Fate Therapeutics, Inc.*	40,300	3,322,735
Fennec Pharmaceuticals, Inc.(x)*	2,200	13,662
FibroGen, Inc.*	48,200	1,673,022
Five Prime Therapeutics, Inc.*	17,200	647,924
Flexion Therapeutics, Inc.(x)*	28,000	250,600
Forma Therapeutics Holdings, Inc.*	9,100	254,982
Fortress Biotech, Inc.*	7,500	26,475
Frequency Therapeutics, Inc.(x)*	16,300	154,850
G1 Therapeutics, Inc.*	19,100	459,546
Galectin Therapeutics, Inc.(x)*	2,400	5,208
Galera Therapeutics, Inc.*	1,500	13,230
Generation Bio Co.*	21,887	622,904
Genprex, Inc.(x)*	20,500	88,355
Geron Corp.(x)*	108,411	171,289
GlycoMimetics, Inc.*	37,100	111,671
Gossamer Bio, Inc.*	24,400	225,700
Gritstone Oncology, Inc.(x)*	15,200	143,336
Halozyme Therapeutics, Inc.*	71,435	2,978,125
Harpoon Therapeutics, Inc.*	4,500	94,140
Heron Therapeutics, Inc.*	53,600	868,856
Homology Medicines, Inc.*	21,500	202,315
Hookipa Pharma, Inc.*	1,400	18,830
iBio, Inc.(x)*	88,100	135,674
Ideaya Biosciences, Inc.*	5,000	117,500
IGM Biosciences, Inc.(x)*	3,400	260,746
Immunic, Inc.*	3,900	62,166
ImmunityBio, Inc.(x)*	28,600	678,964
ImmunoGen, Inc.*	125,368	1,015,481
Immunovant, Inc.*	19,600	314,384
Inovio Pharmaceuticals, Inc.(x)*	83,000	770,240
Inozyme Pharma, Inc.(x)*	500	9,900
Insmed, Inc.*	58,400	1,989,104
Intellia Therapeutics, Inc.*	26,700	2,142,809
Intercept Pharmaceuticals, Inc.*	16,400	378,512
Invitae Corp.(x)*	66,600	2,544,786
Ironwood Pharmaceuticals, Inc.*	105,700	1,181,726
iTeos Therapeutics, Inc.*	3,000	102,540
IVERIC bio, Inc.*	24,300	150,174
Jounce Therapeutics, Inc.*	26,600	273,182
Kadmon Holdings, Inc.*	88,000	342,320
KalVista Pharmaceuticals, Inc.*	5,200	133,588
Karuna Therapeutics, Inc.*	8,900	1,070,047
Karyopharm Therapeutics, Inc.(x)*	42,200	443,944
Keros Therapeutics, Inc.*	7,200	443,160
Kezar Life Sciences, Inc.*	25,700	153,172
Kindred Biosciences, Inc.*	21,300	105,861
Kiniksa Pharmaceuticals Ltd., Class A*	15,100	279,501
Kodiak Sciences, Inc.*	17,800	2,018,342
Krystal Biotech, Inc.*	6,300	485,352
Kura Oncology, Inc.*	30,600	865,062
Kymera Therapeutics, Inc.(x)*	5,100	198,186
La Jolla Pharmaceutical Co.(x)*	47,400	200,976
Lexicon Pharmaceuticals, Inc.(x)*	44,111	258,932
Ligand Pharmaceuticals, Inc.(x)*	9,626	1,467,484
LogicBio Therapeutics, Inc.(x)*	700	5,096
MacroGenics, Inc.*	34,700	1,105,195
Madrigal Pharmaceuticals, Inc.*	6,500	760,305
Magenta Therapeutics, Inc.*	10,900	129,056
MannKind Corp.(x)*	120,000	470,400
Marker Therapeutics, Inc.(x)*	7,300	16,352
MediciNova, Inc.(x)*	12,800	64,640
MEI Pharma, Inc.(x)*	1,900	6,517
MeiraGTx Holdings plc*	13,600	196,248
Mersana Therapeutics, Inc.*	26,500	428,770
Minerva Neurosciences, Inc.*	116,200	339,304
Mirati Therapeutics, Inc.*	23,452	4,017,328
Mirum Pharmaceuticals, Inc.*	5,600	110,992
Molecular Templates, Inc.*	19,200	242,304
Morphic Holding, Inc.*	6,700	423,976
Mustang Bio, Inc.*	13,200	43,824
Myriad Genetics, Inc.*	39,200	1,193,640
Natera, Inc.*	40,200	4,081,908
Neoleukin Therapeutics, Inc.*	6,100	75,091
NeuBase Therapeutics, Inc.*	4,300	31,777
NeuroBo Pharmaceuticals, Inc.(x)*	500	2,200
Nkarta, Inc.*	9,000	296,100
Novavax, Inc.*	33,662	6,103,257
Nurix Therapeutics, Inc.(x)*	2,900	90,161
Nymox Pharmaceutical Corp.*	2,700	5,994
Olema Pharmaceuticals, Inc.*	2,500	82,950
OPKO Health, Inc.(x)*	230,900	990,561
Organogenesis Holdings, Inc.*	19,400	353,468
Orgenesis, Inc.(x)*	1,700	9,741
ORIC Pharmaceuticals, Inc.*	12,300	301,350
Ovid therapeutics, Inc.(x)*	21,800	87,636
Oyster Point Pharma, Inc.(x)*	4,800	87,744
Pandion Therapeutics, Inc.(x)*	8,600	516,430
Passage Bio, Inc.*	8,500	148,580
PDL BioPharma, Inc.(r)(x)*	111,727	260,079
PhaseBio Pharmaceuticals, Inc.(x)*	15,400	53,284
Pieris Pharmaceuticals, Inc.*	27,200	69,904
PMV Pharmaceuticals, Inc.(x)*	1,400	46,046
Poseida Therapeutics, Inc.(x)*	800	7,640
Precigen, Inc.(x)*	55,700	383,773
Precision BioSciences, Inc.*	29,700	307,395

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Prelude Therapeutics, Inc.(x)*	4,100	$177,653
Protagonist Therapeutics, Inc.*	12,000	310,800
Protara Therapeutics, Inc.*	400	6,296
Prothena Corp. plc*	25,700	645,584
PTC Therapeutics, Inc.*	39,000	1,846,650
Puma Biotechnology, Inc.*	28,800	279,936
Radius Health, Inc.*	25,500	531,930
RAPT Therapeutics, Inc.*	5,600	124,320
REGENXBIO, Inc.*	22,800	777,708
Relay Therapeutics, Inc.*	24,600	850,422
Replimune Group, Inc.*	11,200	341,712
REVOLUTION Medicines, Inc.*	21,700	995,596
Rhythm Pharmaceuticals, Inc.*	19,400	412,638
Rigel Pharmaceuticals, Inc.*	101,740	347,951
Rocket Pharmaceuticals, Inc.*	18,800	834,156
Rubius Therapeutics, Inc.(x)*	34,100	903,650
Sangamo Therapeutics, Inc.*	56,600	709,198
Savara, Inc.*	26,400	54,912
Scholar Rock Holding Corp.(x)*	14,100	714,306
Selecta Biosciences, Inc.*	30,400	137,560
Seres Therapeutics, Inc.*	25,400	522,986
Silverback Therapeutics, Inc.(x)*	3,400	148,342
Soleno Therapeutics, Inc.*	10,500	13,230
Solid Biosciences, Inc.(x)*	18,400	101,752
Sorrento Therapeutics, Inc.(x)*	134,500	1,112,315
Spectrum Pharmaceuticals, Inc.*	104,965	342,186
Spero Therapeutics, Inc.(x)*	3,628	53,404
SpringWorks Therapeutics, Inc.*	12,200	897,554
Stoke Therapeutics, Inc.(x)*	7,800	302,952
Sutro Biopharma, Inc.*	6,200	141,112
Syndax Pharmaceuticals, Inc.(x)*	17,300	386,828
Syros Pharmaceuticals, Inc.*	21,400	160,072
TCR2 Therapeutics, Inc.*	14,300	315,744
TG Therapeutics, Inc.*	62,500	3,012,500
Translate Bio, Inc.*	37,600	620,024
Travere Therapeutics, Inc.*	27,500	686,675
Turning Point Therapeutics, Inc.*	19,183	1,814,520
Twist Bioscience Corp.*	25,512	3,159,916
Tyme Technologies, Inc.(x)*	37,200	66,216
Ultragenyx Pharmaceutical, Inc.*	34,600	3,939,556
UNITY Biotechnology, Inc.(x)*	26,900	161,400
UroGen Pharma Ltd.(x)*	10,600	206,488
Vanda Pharmaceuticals, Inc.*	34,600	519,692
Vaxart, Inc.(x)*	43,500	263,175
Vaxcyte, Inc.(x)*	10,200	201,450
VBI Vaccines, Inc.(x)*	99,100	308,201
Veracyte, Inc.*	32,200	1,730,750
Verastem, Inc.*	10,700	26,429
Vericel Corp.(x)*	21,900	1,216,545
Viking Therapeutics, Inc.(x)*	31,000	196,075
Vir Biotechnology, Inc.*	26,700	1,368,909
Voyager Therapeutics, Inc.*	17,600	82,896
vTv Therapeutics, Inc., Class A*	6,300	17,766
X4 Pharmaceuticals, Inc.*	1,000	8,610
XBiotech, Inc.(x)*	14,800	254,116
Xencor, Inc.*	32,200	1,386,532
XOMA Corp.(x)*	500	20,405
Y-mAbs Therapeutics, Inc.*	17,300	523,152
Zentalis Pharmaceuticals, Inc.*	16,054	696,583
ZIOPHARM Oncology, Inc.(x)*	89,225	321,210

		145,177,886

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc.(x)*	21,600	179,712
Accuray, Inc.*	68,147	337,328
Acutus Medical, Inc.(x)*	3,500	46,795
Alphatec Holdings, Inc.*	21,400	337,906
AngioDynamics, Inc.*	18,800	439,920
Antares Pharma, Inc.*	78,900	324,279
Apyx Medical Corp.*	3,700	35,742
Aspira Women’s Health, Inc.(x)*	21,400	144,450
AtriCure, Inc.*	27,700	1,814,904
Atrion Corp.	800	513,048
Avanos Medical, Inc.*	26,300	1,150,362
Axogen, Inc.*	26,100	528,786
Axonics Modulation Technologies, Inc.*	17,600	1,054,064
Bellerophon Therapeutics, Inc.(x)*	2,300	11,937
Beyond Air, Inc.*	2,600	14,300
BioLife Solutions, Inc.*	8,500	306,000
BioSig Technologies, Inc.(x)*	8,300	35,773
Cantel Medical Corp.*	21,900	1,748,496
Cardiovascular Systems, Inc.*	18,300	701,622
Cerus Corp.*	93,500	561,935
Chembio Diagnostics, Inc.(x)*	38,300	134,433
Co-Diagnostics, Inc.(x)*	19,000	181,260
CONMED Corp.	15,787	2,061,624
CryoLife, Inc.*	18,068	407,975
CryoPort, Inc.*	19,300	1,003,793
Cutera, Inc.*	15,500	465,775
CytoSorbents Corp.*	23,100	200,508
Eargo, Inc.(x)*	2,300	114,885
Electromed, Inc.*	1,200	12,648
ESC Co.(r)*	80,733	—
FONAR Corp.*	500	9,045
GenMark Diagnostics, Inc.*	32,700	781,530
Glaukos Corp.*	22,922	1,923,843
Heska Corp.*	3,200	539,072
Inari Medical, Inc.*	8,999	962,893
Inogen, Inc.*	9,400	493,688
Integer Holdings Corp.*	17,518	1,613,408
Intersect ENT, Inc.*	17,500	365,400
IntriCon Corp.*	5,700	146,148
Invacare Corp.	28,900	231,778
iRadimed Corp.*	4,700	121,119
iRhythm Technologies, Inc.*	16,000	2,221,760
Lantheus Holdings, Inc.*	53,400	1,141,158
LeMaitre Vascular, Inc.	9,200	448,776
LENSAR, Inc.*	8,477	61,543
LivaNova plc*	27,800	2,049,694
Meridian Bioscience, Inc.*	25,677	674,021
Merit Medical Systems, Inc.*	33,607	2,012,387
Mesa Laboratories, Inc.	2,300	560,050
Milestone Scientific, Inc.(x)*	700	2,499
Misonix, Inc.*	1,000	19,590
Natus Medical, Inc.*	19,400	496,834
Nemaura Medical, Inc.(x)*	800	6,112
Neogen Corp.*	30,422	2,704,212
Nevro Corp.*	19,400	2,706,300
NuVasive, Inc.*	28,409	1,862,494
OraSure Technologies, Inc.*	31,086	362,774
Ortho Clinical Diagnostics Holdings plc*	47,934	924,887
Orthofix Medical, Inc.*	10,000	433,500
OrthoPediatrics Corp.*	5,800	282,750
Outset Medical, Inc.*	3,700	201,243
Pulmonx Corp.*	2,400	109,776
Pulse Biosciences, Inc.(x)*	13,261	314,021
Quotient Ltd.*	16,900	62,192
Repro-Med Systems, Inc.(x)*	4,300	15,136
Retractable Technologies, Inc.(x)*	4,900	62,818
Rockwell Medical, Inc.(x)*	36,200	41,992
SeaSpine Holdings Corp.*	11,500	200,100
Shockwave Medical, Inc.*	14,523	1,891,766
SI-BONE, Inc.*	13,400	426,254
Sientra, Inc.*	48,100	350,649
Silk Road Medical, Inc.*	18,300	926,895
Soliton, Inc.(x)*	13,900	244,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
STAAR Surgical Co.*	24,600	$2,593,086
Stereotaxis, Inc.*	3,500	23,520
Surgalign Holdings, Inc.*	47,149	102,785
Surmodics, Inc.*	7,821	438,523
Tactile Systems Technology, Inc.*	8,700	474,063
Tela Bio, Inc.*	500	7,450
TransMedics Group, Inc.(x)*	9,600	398,304
Utah Medical Products, Inc.	2,400	207,840
Vapotherm, Inc.*	9,900	237,798
Varex Imaging Corp.*	21,600	442,584
Venus Concept, Inc.(x)*	700	1,645
ViewRay, Inc.*	95,700	416,295
VolitionRX Ltd.(x)*	4,200	15,876
Zynex, Inc.(x)*	16,100	245,847

		51,482,206

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	44,200	1,727,336
Accolade, Inc.*	17,396	789,256
AdaptHealth Corp.*	40,797	1,499,698
Addus HomeCare Corp.*	7,000	732,130
AMN Healthcare Services, Inc.*	27,200	2,004,640
Apollo Medical Holdings, Inc.*	13,200	357,588
Brookdale Senior Living, Inc.*	104,400	631,620
Castle Biosciences, Inc.*	5,300	362,838
Community Health Systems, Inc.*	47,700	644,904
CorVel Corp.*	7,300	748,907
Covetrus, Inc.*	64,200	1,924,074
Cross Country Healthcare, Inc.*	28,795	359,650
Ensign Group, Inc. (The)	28,800	2,702,592
Enzo Biochem, Inc.*	10,400	35,776
Exagen, Inc.*	300	5,250
Five Star Senior Living, Inc.*	1,100	6,732
Fulgent Genetics, Inc.(x)*	10,300	995,186
Hanger, Inc.*	20,500	467,810
HealthEquity, Inc.*	43,100	2,930,800
InfuSystem Holdings, Inc.*	1,000	20,360
Joint Corp. (The)*	5,300	256,361
LHC Group, Inc.*	17,207	3,290,150
Magellan Health, Inc.*	13,815	1,288,111
MEDNAX, Inc.*	47,800	1,217,466
ModivCare, Inc.*	6,723	995,811
National HealthCare Corp.	7,200	560,952
National Research Corp.*	7,625	357,079
Ontrak, Inc.(x)*	4,500	146,520
Option Care Health, Inc.*	45,975	815,596
Owens & Minor, Inc.	36,800	1,383,312
Patterson Cos., Inc.	45,800	1,463,310
Pennant Group, Inc. (The)*	14,400	659,520
PetIQ, Inc.*	9,900	349,074
Progyny, Inc.*	15,200	676,552
R1 RCM, Inc.*	57,500	1,419,100
RadNet, Inc.*	24,800	539,400
Select Medical Holdings Corp.*	59,303	2,022,232
Sharps Compliance Corp.*	1,600	22,992
Surgery Partners, Inc.*	24,800	1,097,648
Tenet Healthcare Corp.*	58,200	3,026,400
Tivity Health, Inc.*	33,301	743,278
Triple-S Management Corp., Class B*	14,543	378,554
US Physical Therapy, Inc.	6,907	719,019
Viemed Healthcare, Inc.*	5,700	57,684

		42,433,268

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,561,560
Computer Programs and Systems, Inc.	10,002	306,061
Evolent Health, Inc., Class A*	37,700	761,540
Health Catalyst, Inc.*	18,600	869,922
HealthStream, Inc.*	13,000	290,420
HMS Holdings Corp.*	50,429	1,864,612
iCAD, Inc.*	2,900	61,538
Inovalon Holdings, Inc., Class A*	35,900	1,033,202
Inspire Medical Systems, Inc.*	15,100	3,125,549
NantHealth, Inc.(x)*	10,000	32,100
NextGen Healthcare, Inc.*	30,276	547,996
Omnicell, Inc.*	23,155	3,007,140
OptimizeRx Corp.*	2,500	121,875
Phreesia, Inc.*	15,400	802,340
Schrodinger, Inc.*	16,395	1,250,774
Simulations Plus, Inc.	5,500	347,820
Tabula Rasa HealthCare, Inc.(x)*	9,700	446,685
Vocera Communications, Inc.*	15,700	603,822

		17,034,956

Life Sciences Tools & Services (0.9%)
Champions Oncology, Inc.*	500	5,650
ChromaDex Corp.(x)*	14,500	135,430
Codexis, Inc.*	28,400	650,076
Fluidigm Corp.(x)*	55,300	249,956
Harvard Bioscience, Inc.*	3,100	16,926
Luminex Corp.	21,519	686,456
Medpace Holdings, Inc.*	15,600	2,559,180
NanoString Technologies, Inc.*	21,800	1,432,478
NeoGenomics, Inc.*	57,900	2,792,517
Pacific Biosciences of California, Inc.*	97,000	3,231,070
Personalis, Inc.*	15,600	383,916
Quanterix Corp.*	12,900	754,263
Seer, Inc.(x)*	6,200	310,124

		13,208,042

Pharmaceuticals (1.5%)
AcelRx Pharmaceuticals, Inc.(x)*	23,200	39,440
Aerie Pharmaceuticals, Inc.*	31,300	559,331
Agile Therapeutics, Inc.(x)*	7,900	16,432
Amneal Pharmaceuticals, Inc.*	70,766	476,255
Amphastar Pharmaceuticals, Inc.*	20,400	373,728
ANI Pharmaceuticals, Inc.*	6,250	225,875
Aquestive Therapeutics, Inc.(x)*	7,900	41,080
Arvinas, Inc.*	22,800	1,507,080
Atea Pharmaceuticals, Inc.(x)*	7,800	481,650
Avenue Therapeutics, Inc.(x)*	500	3,035
Axsome Therapeutics, Inc.*	18,700	1,058,794
Aytu BioPharma, Inc.(x)*	9,140	69,464
BioDelivery Sciences International, Inc.*	47,200	184,552
Cara Therapeutics, Inc.*	25,400	551,434
Cassava Sciences, Inc.(x)*	17,600	791,120
Cerecor, Inc.*	9,700	29,294
Chiasma, Inc.*	4,300	13,459
Collegium Pharmaceutical, Inc.*	21,500	509,550
Corcept Therapeutics, Inc.*	68,300	1,624,857
CorMedix, Inc.(x)*	5,900	58,941
Cymabay Therapeutics, Inc.*	57,700	261,958
Durect Corp.*	13,200	26,136
Eloxx Pharmaceuticals, Inc.(x)*	9,700	32,204
Endo International plc*	125,100	926,991
Eton Pharmaceuticals, Inc.(x)*	1,000	7,320
Evofem Biosciences, Inc.(x)*	72,051	126,089
Evolus, Inc.(x)*	32,900	427,371
Fulcrum Therapeutics, Inc.(x)*	2,900	34,162
Harmony Biosciences Holdings, Inc.(x)*	1,400	46,256
Harrow Health, Inc.(x)*	1,900	12,825
IMARA, Inc.(x)*	1,400	11,816
Innoviva, Inc.*	47,500	567,625
Intra-Cellular Therapies, Inc.*	35,400	1,201,122
Kala Pharmaceuticals, Inc.(x)*	33,700	227,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kaleido Biosciences, Inc.(x)*	3,900	$31,590
Lannett Co., Inc.*	43,000	227,040
Liquidia Corp.(x)*	3,700	9,953
Lyra Therapeutics, Inc.*	1,700	19,703
Marinus Pharmaceuticals, Inc.(x)* .	4,100	63,468
NGM Biopharmaceuticals, Inc.*	12,500	363,375
Ocular Therapeutix, Inc.*	43,200	708,912
Odonate Therapeutics, Inc.*	9,900	33,858
Omeros Corp.(x)*	23,200	412,960
Optinose, Inc.(x)*	23,800	87,822
Osmotica Pharmaceuticals plc(x)*	5,900	19,234
Pacira BioSciences, Inc.*	28,300	1,983,547
Paratek Pharmaceuticals, Inc.(x)*	24,200	170,852
Phathom Pharmaceuticals, Inc.*	5,500	206,580
Phibro Animal Health Corp., Class A	10,550	257,420
Pliant Therapeutics, Inc.(x)*	12,900	507,357
Prestige Consumer Healthcare, Inc.*	29,800	1,313,584
Provention Bio, Inc.*	24,400	256,078
Recro Pharma, Inc.*	16,800	46,872
Relmada Therapeutics, Inc.(x)*	8,100	285,201
Revance Therapeutics, Inc.*	35,400	989,430
Satsuma Pharmaceuticals, Inc.*	1,300	7,683
scPharmaceuticals, Inc.*	1,700	11,305
SIGA Technologies, Inc.*	28,300	183,950
Strongbridge Biopharma plc*	3,600	9,936
Supernus Pharmaceuticals, Inc.*	26,500	693,770
TherapeuticsMD, Inc.(x)*	198,300	265,722
Theravance Biopharma, Inc.*	27,900	569,439
Tricida, Inc.(x)*	12,300	65,067
Verrica Pharmaceuticals, Inc.(x)*	5,700	86,355
VYNE Therapeutics, Inc.(x)*	14,024	95,995
WaVe Life Sciences Ltd.*	19,600	109,956
Xeris Pharmaceuticals, Inc.(x)*	14,400	64,944
Zogenix, Inc.*	32,012	624,874

		23,308,216

Total Health Care		292,644,574

Industrials (15.9%)
Aerospace & Defense (0.8%)
AAR Corp.*	19,012	791,850
Aerojet Rocketdyne Holdings, Inc. .	39,300	1,845,528
AeroVironment, Inc.*	11,621	1,348,733
Astronics Corp.*	17,400	313,896
Cubic Corp	17,186	1,281,560
Ducommun, Inc.*	4,300	258,000
Kaman Corp	16,392	840,746
Kratos Defense & Security Solutions, Inc.*	61,000	1,664,080
Maxar Technologies, Inc.	39,400	1,490,108
Moog, Inc., Class A	18,353	1,526,052
National Presto Industries, Inc.	2,200	224,554
PAE, Inc.*	17,300	156,046
Park Aerospace Corp.	12,772	168,846
Parsons Corp.*	4,800	194,112
Triumph Group, Inc.*	27,700	509,126
Vectrus, Inc.*	2,600	138,944

		12,752,181

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,400	860,244
Atlas Air Worldwide Holdings, Inc.*	14,327	865,924
Echo Global Logistics, Inc.*	7,900	248,139
Forward Air Corp.	17,140	1,522,204
Hub Group, Inc., Class A*	19,033	1,280,540
Radiant Logistics, Inc.*	21,700	150,815

		4,927,866

Airlines (0.4%)
Allegiant Travel Co.*	7,577	1,849,243
Hawaiian Holdings, Inc.*	30,300	808,101
Mesa Air Group, Inc.*	9,100	122,395
SkyWest, Inc.*	29,400	1,601,712
Spirit Airlines, Inc.(x)*	49,900	1,841,310

		6,222,761

Building Products (1.7%)
AAON, Inc	23,200	1,624,232
Advanced Drainage Systems, Inc.	31,300	3,236,107
American Woodmark Corp.*	9,500	936,510
Apogee Enterprises, Inc.	15,900	649,992
Builders FirstSource, Inc.*	111,212	5,156,901
Caesarstone Ltd.	13,300	182,609
Cornerstone Building Brands, Inc.* .	7,900	110,837
CSW Industrials, Inc.	8,300	1,120,500
Gibraltar Industries, Inc.*	18,200	1,665,482
Griffon Corp	16,443	446,756
Insteel Industries, Inc	7,100	218,964
JELD-WEN Holding, Inc.*	38,026	1,052,940
Masonite International Corp.*	13,500	1,555,740
PGT Innovations, Inc.*	32,300	815,575
Quanex Building Products Corp.	13,167	345,370
Resideo Technologies, Inc.*	71,500	2,019,875
Simpson Manufacturing Co., Inc.	23,819	2,470,745
UFP Industries, Inc.	34,062	2,583,262

		26,192,397

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	36,832	1,878,800
ACCO Brands Corp.	47,286	399,094
Brady Corp., Class A	26,641	1,423,961
BrightView Holdings, Inc.*	9,600	161,952
Brink’s Co. (The)	28,200	2,234,286
Casella Waste Systems, Inc., Class A*	30,700	1,951,599
CECO Environmental Corp.*	15,800	125,294
Cimpress plc*	11,200	1,121,456
CoreCivic, Inc. (REIT)	66,400	600,920
Covanta Holding Corp	67,100	930,006
Deluxe Corp.	28,061	1,177,440
Ennis, Inc.	8,256	176,266
Harsco Corp.*	46,500	797,475
Healthcare Services Group, Inc.	39,669	1,111,922
Heritage-Crystal Clean, Inc.*	8,400	227,892
Herman Miller, Inc.	34,391	1,415,190
HNI Corp.	26,041	1,030,182
Interface, Inc.	15,898	198,407
KAR Auction Services, Inc.*	74,500	1,117,500
Kimball International, Inc., Class B .	10,600	148,400
Knoll, Inc.	21,558	355,923
Matthews International Corp., Class A	18,359	726,098
Montrose Environmental Group, Inc.*	11,500	577,185
NL Industries, Inc.	5,445	40,565
Pitney Bowes, Inc.	105,100	866,024
Quad/Graphics, Inc.*	8,300	29,299
SP Plus Corp.*	5,400	177,066
Steelcase, Inc., Class A	47,672	686,000
Team, Inc.*	12,100	139,513
Tetra Tech, Inc.	30,237	4,103,766
UniFirst Corp.	8,705	1,947,395
US Ecology, Inc.*	17,931	746,647
Viad Corp.*	2,524	105,377
Vidler Water Resouces, Inc.*	10,700	95,230
VSE Corp	3,300	130,350

		28,954,480

Construction & Engineering (1.5%)
Aegion Corp.*	13,062	375,532
Ameresco, Inc., Class A*	14,200	690,546
API Group Corp.(m)*	80,800	1,670,944
Arcosa, Inc.	27,500	1,789,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Argan, Inc.	3,300	$176,055
Comfort Systems USA, Inc.	20,743	1,550,954
Concrete Pumping Holdings, Inc.*	700	5,187
Construction Partners, Inc., Class A*	4,600	137,448
Dycom Industries, Inc.*	17,516	1,626,361
EMCOR Group, Inc.	29,999	3,364,688
Fluor Corp.*	81,300	1,877,217
Granite Construction, Inc.	26,435	1,064,009
Great Lakes Dredge & Dock Corp.*	31,200	454,896
IES Holdings, Inc.*	3,700	186,517
MasTec, Inc.*	31,262	2,929,249
Matrix Service Co.*	9,400	123,234
MYR Group, Inc.*	6,300	451,521
Northwest Pipe Co.*	700	23,394
NV5 Global, Inc.*	5,600	540,792
Primoris Services Corp.	21,700	718,921
Sterling Construction Co., Inc.*	4,800	111,360
Tutor Perini Corp.*	22,195	420,595
WillScot Mobile Mini Holdings Corp.*	92,910	2,578,253

		22,867,648

Electrical Equipment (1.6%)
Allied Motion Technologies, Inc.	2,300	118,059
American Superconductor Corp.*	3,600	68,256
Atkore, Inc.*	26,200	1,883,780
AZZ, Inc.	14,586	734,405
Bloom Energy Corp., Class A*	49,300	1,333,565
Encore Wire Corp.	11,628	780,588
EnerSys	25,039	2,273,541
FuelCell Energy, Inc.(x)*	159,000	2,291,190
Plug Power, Inc.*	220,429	7,900,175
Powell Industries, Inc.	3,900	132,093
Preformed Line Products Co.	200	13,750
Sunrun, Inc.*	82,675	5,000,184
Thermon Group Holdings, Inc.*	11,600	226,084
TPI Composites, Inc.*	16,300	919,809
Vicor Corp.*	9,400	799,282

		24,474,761

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	798,261

Machinery (3.7%)
Alamo Group, Inc.	5,400	843,210
Albany International Corp., Class A	16,391	1,368,157
Altra Industrial Motion Corp.	33,531	1,854,935
Astec Industries, Inc.	10,543	795,153
Barnes Group, Inc.	29,106	1,441,911
Blue Bird Corp.*	3,200	80,096
Chart Industries, Inc.*	19,421	2,764,579
CIRCOR International, Inc.*	6,209	216,197
Columbus McKinnon Corp.	11,100	585,636
Douglas Dynamics, Inc.	12,500	576,875
Energy Recovery, Inc.*	9,500	174,230
Enerpac Tool Group Corp.	32,513	849,240
EnPro Industries, Inc.	12,954	1,104,588
ESCO Technologies, Inc.	14,552	1,584,567
Evoqua Water Technologies Corp.*	61,970	1,629,811
Federal Signal Corp.	34,400	1,317,520
Franklin Electric Co., Inc.	26,452	2,088,121
Gencor Industries, Inc.*	200	2,682
Gorman-Rupp Co. (The)	5,937	196,574
Graham Corp.	5,500	78,320
Greenbrier Cos., Inc. (The)	16,300	769,686
Helios Technologies, Inc.	20,950	1,526,626
Hillenbrand, Inc.	41,438	1,977,007
Hurco Cos., Inc.	2,400	84,720
Hyster-Yale Materials Handling, Inc.	2,100	182,952
John Bean Technologies Corp.	18,031	2,404,254
Kadant, Inc.	6,200	1,147,062
Kennametal, Inc.	44,700	1,786,659
Lindsay Corp.	6,075	1,012,216
Luxfer Holdings plc	10,700	227,696
Lydall, Inc.*	5,500	185,570
Manitowoc Co., Inc. (The)*	6,675	137,638
Meritor, Inc.*	47,235	1,389,654
Miller Industries, Inc.	4,700	217,093
Mueller Industries, Inc.	32,514	1,344,454
Mueller Water Products, Inc., Class A	89,493	1,243,058
Navistar International Corp.*	28,600	1,259,258
NN, Inc.*	15,400	108,878
Omega Flex, Inc.	1,200	189,456
Park-Ohio Holdings Corp.	5,200	163,748
Proto Labs, Inc.*	16,900	2,057,575
RBC Bearings, Inc.*	14,700	2,892,519
REV Group, Inc.	20,300	388,948
Rexnord Corp.	68,600	3,230,374
Shyft Group, Inc. (The)	15,400	572,880
SPX Corp.*	23,500	1,369,345
SPX FLOW, Inc.	29,200	1,849,236
Standex International Corp.	7,279	695,654
Tennant Co.	11,231	897,245
Terex Corp.	35,900	1,653,913
TriMas Corp.*	26,900	815,608
Wabash National Corp.	34,300	644,840
Watts Water Technologies, Inc., Class A	16,359	1,943,613
Welbilt, Inc.*	73,500	1,194,375

		57,116,212

Marine (0.1%)
Costamare, Inc.	10,700	102,934
Eagle Bulk Shipping, Inc.(x)*	370	13,364
Genco Shipping & Trading Ltd.	11,300	113,904
Matson, Inc.	24,800	1,654,160
SEACOR Holdings, Inc.*	6,800	277,100

		2,161,462

Professional Services (1.5%)
Acacia Research Corp.*	20,341	135,268
ASGN, Inc.*	29,200	2,786,848
Barrett Business Services, Inc.	2,100	144,606
CBIZ, Inc.*	27,400	894,884
CRA International, Inc.	3,300	246,312
Exponent, Inc.	29,292	2,854,505
Forrester Research, Inc.*	4,100	174,168
Franklin Covey Co.*	7,100	200,859
GP Strategies Corp.*	5,200	90,740
Heidrick & Struggles International, Inc.	4,400	157,168
Huron Consulting Group, Inc.*	12,444	626,929
ICF International, Inc.	10,400	908,960
Insperity, Inc.	21,374	1,789,859
KBR, Inc.	82,500	3,167,175
Kelly Services, Inc., Class A*	8,534	190,052
Kforce, Inc.	12,100	648,560
Korn Ferry	32,852	2,048,979
ManTech International Corp., Class A	14,141	1,229,560
Mastech Digital, Inc.*	1,900	33,459
Mistras Group, Inc.*	6,500	74,165
Resources Connection, Inc.	12,595	170,536
TriNet Group, Inc.*	22,800	1,777,488
TrueBlue, Inc.*	15,815	348,246
Upwork, Inc.*	53,500	2,395,195
Willdan Group, Inc.*	2,500	102,625

		23,197,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
ArcBest Corp.	15,400	$1,083,698
Avis Budget Group, Inc.*	33,300	2,415,582
Covenant Logistics Group, Inc., Class A*	4,600	94,714
Daseke, Inc.*	7,900	67,071
Heartland Express, Inc.	29,355	574,771
Marten Transport Ltd.	32,874	557,872
Saia, Inc.*	15,300	3,527,874
Universal Logistics Holdings, Inc.	3,500	92,085
Werner Enterprises, Inc.	35,166	1,658,780

		10,072,447

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc.(x)*	2,500	32,500
Applied Industrial Technologies, Inc.	20,888	1,904,359
Beacon Roofing Supply, Inc.*	37,976	1,986,904
Boise Cascade Co.	22,700	1,358,141
CAI International, Inc.	3,100	141,112
DXP Enterprises, Inc.*	7,300	220,241
EVI Industries, Inc.(x)*	200	5,754
GATX Corp.	23,100	2,142,294
General Finance Corp.*	1,900	23,085
GMS, Inc.*	22,400	935,200
H&E Equipment Services, Inc.	17,900	680,200
Herc Holdings, Inc.*	13,900	1,408,487
Lawson Products, Inc.*	1,600	82,976
McGrath RentCorp	13,445	1,084,339
MRC Global, Inc.*	36,200	326,886
NOW, Inc.*	48,400	488,356
Rush Enterprises, Inc., Class A	25,350	1,263,190
Rush Enterprises, Inc., Class B	5,900	266,031
SiteOne Landscape Supply, Inc.*	24,100	4,114,834
Systemax, Inc.	6,271	257,864
Textainer Group Holdings Ltd.*	29,800	853,770
Titan Machinery, Inc.*	4,700	119,850
Triton International Ltd.	33,900	1,864,161
Veritiv Corp.*	1,000	42,540
WESCO International, Inc.*	26,892	2,326,965
Willis Lease Finance Corp.*	400	17,384

		23,947,423

Total Industrials		243,685,045

Information Technology (12.6%)
Communications Equipment (0.6%)
ADTRAN, Inc.	14,906	248,632
Applied Optoelectronics, Inc.(x)*	6,700	56,012
CalAmp Corp.*	20,900	226,765
Calix, Inc.*	30,000	1,039,800
Casa Systems, Inc.*	22,900	218,237
Clearfield, Inc.*	6,800	204,884
Comtech Telecommunications Corp.	8,900	221,076
Digi International, Inc.*	8,400	159,516
DZS, Inc.*	3,000	46,650
Extreme Networks, Inc.*	66,800	584,500
Genasys, Inc.*	3,700	24,753
Harmonic, Inc.*	29,559	231,742
Infinera Corp.*	86,261	830,693
Inseego Corp.(x)*	38,800	388,000
KVH Industries, Inc.*	2,600	32,968
NETGEAR, Inc.*	18,629	765,652
NetScout Systems, Inc.*	40,654	1,144,817
PCTEL, Inc.*	2,000	13,900
Plantronics, Inc.*	19,159	745,477
Ribbon Communications, Inc.*	23,848	195,792
Viavi Solutions, Inc.*	132,700	2,083,390

		9,463,256

Electronic Equipment, Instruments & Components (2.2%)
Akoustis Technologies, Inc.(x)*	9,500	126,730
Arlo Technologies, Inc.*	47,590	298,865
Badger Meter, Inc.	17,060	1,587,774
Bel Fuse, Inc., Class B	6,100	121,329
Belden, Inc.	25,035	1,110,803
Benchmark Electronics, Inc.	28,448	879,612
CTS Corp.	18,000	559,080
Daktronics, Inc.*	26,600	166,782
ePlus, Inc.*	7,300	727,372
Fabrinet*	20,000	1,807,800
FARO Technologies, Inc.*	10,567	914,785
II-VI, Inc.*	57,571	3,936,129
Insight Enterprises, Inc.*	20,443	1,950,671
Intellicheck, Inc.*	2,200	18,436
Iteris, Inc.*	7,400	45,658
Itron, Inc.*	23,100	2,047,815
Kimball Electronics, Inc.*	15,000	387,000
Knowles Corp.*	50,700	1,060,644
Methode Electronics, Inc.	20,900	877,382
MTS Systems Corp.*	12,602	733,436
Napco Security Technologies, Inc.*	7,000	243,810
nLight, Inc.*	19,300	625,320
Novanta, Inc.*	19,300	2,545,477
OSI Systems, Inc.*	10,068	967,535
PAR Technology Corp.*	11,500	752,215
PC Connection, Inc.	4,700	218,033
Plexus Corp.*	19,175	1,761,032
Powerfleet, Inc.*	1,900	15,618
Rogers Corp.*	10,384	1,954,373
Sanmina Corp.*	42,200	1,746,236
ScanSource, Inc.*	11,639	348,588
TTM Technologies, Inc.*	52,901	767,065
Vishay Intertechnology, Inc.	76,500	1,842,120
Vishay Precision Group, Inc.*	7,700	237,237
Wrap Technologies, Inc.(x)*	25,100	139,556

		33,522,318

IT Services (1.5%)
Brightcove, Inc.*	16,000	321,920
Cardtronics plc, Class A*	25,900	1,004,920
Cass Information Systems, Inc.	8,378	387,650
Conduent, Inc.*	92,800	618,048
Contra Bmtechnologies(r)*	2,078	18,152
CSG Systems International, Inc.	18,365	824,405
Evertec, Inc.	37,900	1,410,638
Evo Payments, Inc., Class A*	23,900	657,728
ExlService Holdings, Inc.*	18,700	1,685,992
GreenSky, Inc., Class A*	28,500	176,415
Grid Dynamics Holdings, Inc.(x)*	6,400	101,952
GTT Communications, Inc.(x)*	9,600	17,568
Hackett Group, Inc. (The)	14,019	229,771
I3 Verticals, Inc., Class A*	6,200	192,975
Information Services Group, Inc.*	4,200	18,480
International Money Express, Inc.*	9,600	144,096
LiveRamp Holdings, Inc.*	37,785	1,960,286
MAXIMUS, Inc.	36,868	3,282,727
MoneyGram International, Inc.*	24,000	157,680
NIC, Inc.	36,455	1,236,918
Paysign, Inc.(x)*	21,200	92,644
Perficient, Inc.*	21,700	1,274,224
Perspecta, Inc.	80,300	2,332,715
PFSweb, Inc.*	2,700	18,225
Rackspace Technology, Inc.(x)*	19,000	451,820
Repay Holdings Corp.*	33,500	786,580
StarTek, Inc.*	4,000	31,800
Sykes Enterprises, Inc.*	21,699	956,492
TTEC Holdings, Inc.	10,425	1,047,191
Tucows, Inc., Class A(x)*	3,100	240,250
Unisys Corp.*	24,264	616,791
Verra Mobility Corp.*	71,700	970,460

		23,267,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.	22,703	$2,478,487
Alpha & Omega Semiconductor Ltd.*	11,500	376,050
Ambarella, Inc.*	18,400	1,847,176
Amkor Technology, Inc.	57,800	1,370,438
Axcelis Technologies, Inc.*	16,700	686,203
AXT, Inc.*	1,800	20,988
Brooks Automation, Inc.	39,150	3,196,597
CEVA, Inc.*	11,400	640,110
CMC Materials, Inc.	17,980	3,178,684
Cohu, Inc.*	22,631	946,881
CyberOptics Corp.*	800	20,776
Diodes, Inc.*	21,908	1,749,135
DSP Group, Inc.*	6,400	91,200
FormFactor, Inc.*	39,481	1,780,988
GSI Technology, Inc.*	2,100	14,049
Ichor Holdings Ltd.*	14,500	780,100
Impinj, Inc.*	9,200	523,204
Lattice Semiconductor Corp.*	77,500	3,489,050
MACOM Technology Solutions Holdings, Inc.*	23,213	1,346,818
MaxLinear, Inc.*	41,693	1,420,897
NeoPhotonics Corp.*	7,900	94,405
NVE Corp.	2,043	143,214
Onto Innovation, Inc.*	23,632	1,552,859
PDF Solutions, Inc.*	11,100	197,358
Photronics, Inc.*	35,100	451,386
Power Integrations, Inc.	32,348	2,635,715
Rambus, Inc.*	62,400	1,213,056
Semtech Corp.*	37,096	2,559,624
Silicon Laboratories, Inc.*	23,700	3,343,359
SiTime Corp.*	5,400	532,440
SMART Global Holdings, Inc.*	5,200	239,304
SunPower Corp.(x)*	42,900	1,435,005
Synaptics, Inc.*	20,137	2,726,953
Ultra Clean Holdings, Inc.*	22,200	1,288,488
Veeco Instruments, Inc.*	26,786	555,542

		44,926,539

Software (5.1%)
8x8, Inc.*	58,200	1,888,008
A10 Networks, Inc.*	19,400	186,434
ACI Worldwide, Inc.*	66,216	2,519,519
Agilysys, Inc.*	10,100	484,396
Alarm.com Holdings, Inc.*	26,100	2,254,518
Altair Engineering, Inc., Class A*	21,800	1,364,026
American Software, Inc., Class A	11,600	240,120
Appfolio, Inc., Class A*	10,400	1,470,664
Appian Corp.(x)*	19,900	2,645,705
Asure Software, Inc.*	2,300	17,572
Avaya Holdings Corp.*	58,500	1,639,755
Benefitfocus, Inc.*	17,400	240,294
Blackbaud, Inc.*	27,087	1,925,344
Blackline, Inc.*	28,900	3,132,760
Bottomline Technologies DE, Inc.*	23,491	1,062,968
Box, Inc., Class A*	81,100	1,862,056
Cerence, Inc.*	21,200	1,899,096
ChannelAdvisor Corp.*	10,500	247,275
Cloudera, Inc.*	135,311	1,646,735
Cognyte Software Ltd.*	35,751	994,235
CommVault Systems, Inc.*	22,214	1,432,803
Cornerstone OnDemand, Inc.*	34,800	1,516,584
Digimarc Corp.(x)*	4,900	145,334
Digital Turbine, Inc.*	47,500	3,817,100
Domo, Inc., Class B*	11,400	641,706
Ebix, Inc.	11,800	377,954
Envestnet, Inc.*	30,600	2,210,238
GTY Technology Holdings, Inc.*	4,800	30,672
Intelligent Systems Corp.(x)*	3,700	151,367
InterDigital, Inc.	19,925	1,264,241
j2 Global, Inc.*	23,278	2,790,101
LivePerson, Inc.*	40,600	2,141,244
MicroStrategy, Inc., Class A*	4,009	2,721,309
Mimecast Ltd.*	32,500	1,306,825
Mitek Systems, Inc.*	14,700	214,326
Model N, Inc.*	19,700	694,031
OneSpan, Inc.*	18,400	450,800
Ping Identity Holding Corp.*	15,200	333,336
Progress Software Corp.	28,777	1,267,915
PROS Holdings, Inc.*	22,600	960,500
Q2 Holdings, Inc.*	28,600	2,865,720
QAD, Inc., Class A	4,000	266,320
Qualys, Inc.*	19,200	2,011,776
Rapid7, Inc.*	27,200	2,029,392
Rimini Street, Inc.*	800	7,176
Sailpoint Technologies Holdings, Inc.*	48,500	2,456,040
Sapiens International Corp. NV	14,800	470,492
SecureWorks Corp., Class A*	17,000	227,460
ShotSpotter, Inc.*	6,000	210,420
Smith Micro Software, Inc.*	800	4,404
Sprout Social, Inc., Class A*	15,300	883,728
SPS Commerce, Inc.*	19,200	1,906,752
SVMK, Inc.*	68,800	1,260,416
Synchronoss Technologies, Inc.*	4,300	15,351
Tenable Holdings, Inc.*	39,800	1,440,163
Upland Software, Inc.*	12,700	599,313
Varonis Systems, Inc.*	54,000	2,772,360
Verint Systems, Inc.*	35,751	1,626,313
VirnetX Holding Corp.(x)	7,900	44,003
Workiva, Inc.*	19,800	1,747,548
Xperi Holding Corp.	58,883	1,281,883
Yext, Inc.*	62,600	906,448
Zix Corp.*	22,600	170,630
Zuora, Inc., Class A*	48,200	713,360

		78,107,334

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	60,700	1,665,608
Avid Technology, Inc.*	20,800	439,088
Diebold Nixdorf, Inc.*	26,200	370,206
Immersion Corp.*	22,000	210,760
Intevac, Inc.*	1,900	13,585
Quantum Corp.*	5,800	48,314
Super Micro Computer, Inc.*	25,600	999,936

		3,747,497

Total Information Technology		193,034,457

Materials (4.5%)
Chemicals (1.8%)
Advanced Emissions Solutions, Inc.*	400	2,200
AdvanSix, Inc.*	13,400	359,388
American Vanguard Corp.	11,500	234,715
Amyris, Inc.(x)*	57,400	1,096,340
Avient Corp.	48,200	2,278,414
Balchem Corp.	17,985	2,255,499
Chase Corp.	4,100	477,199
Ferro Corp.*	52,173	879,637
FutureFuel Corp.	11,800	171,454
GCP Applied Technologies, Inc.*	40,100	984,054
Hawkins, Inc.	6,200	207,824
HB Fuller Co.	28,859	1,815,520
Ingevity Corp.*	24,100	1,820,273
Innospec, Inc.	13,600	1,396,584
Koppers Holdings, Inc.*	9,313	323,720
Kraton Corp.*	17,000	622,030
Kronos Worldwide, Inc.	14,400	220,320
Livent Corp.*	83,771	1,450,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	19,850	$1,495,102
Orion Engineered Carbons SA*	33,700	664,564
PQ Group Holdings, Inc.	19,200	320,640
Quaker Chemical Corp.	7,400	1,803,898
Rayonier Advanced Materials, Inc.*	17,400	157,818
Sensient Technologies Corp.	25,525	1,990,950
Stepan Co.	11,288	1,434,817
Trecora Resources*	9,700	75,369
Tredegar Corp.	3,229	48,467
Trinseo SA	25,400	1,617,218
Tronox Holdings plc, Class A	49,000	896,700

		27,101,628

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	63,188	1,770,527
United States Lime & Minerals, Inc.	400	53,484
US Concrete, Inc.*	6,900	505,908

		2,329,919

Containers & Packaging (0.2%)
Greif, Inc., Class A	14,700	837,900
Greif, Inc., Class B	3,100	177,444
Myers Industries, Inc.	16,200	320,112
O-I Glass, Inc.*	90,400	1,332,496
Ranpak Holdings Corp.*	2,700	54,162
UFP Technologies, Inc.*	3,200	159,424

		2,881,538

Metals & Mining (1.9%)
Alcoa Corp.*	108,000	3,508,920
Allegheny Technologies, Inc.*	70,900	1,493,154
Arconic Corp.*	57,400	1,457,386
Carpenter Technology Corp.	28,500	1,172,775
Century Aluminum Co.*	23,600	416,776
Cleveland-Cliffs, Inc.(x)	251,389	5,055,433
Coeur Mining, Inc.*	133,936	1,209,442
Commercial Metals Co.	65,900	2,032,356
Compass Minerals International, Inc.	19,400	1,216,768
Gold Resource Corp.	14,200	37,488
Haynes International, Inc.	5,933	176,032
Hecla Mining Co.	302,409	1,720,707
Kaiser Aluminum Corp.	10,191	1,126,106
Materion Corp.	11,445	758,117
Novagold Resources, Inc.*	130,900	1,146,684
Olympic Steel, Inc.	7,300	214,985
Ryerson Holding Corp.*	17,400	296,496
Schnitzer Steel Industries, Inc., Class A	10,400	434,616
SunCoke Energy, Inc.	24,810	173,918
TimkenSteel Corp.*	15,800	185,650
United States Steel Corp.	140,100	3,666,417
Warrior Met Coal, Inc.	23,900	409,407
Worthington Industries, Inc.	20,480	1,374,003

		29,283,636

Paper & Forest Products (0.5%)
Clearwater Paper Corp.*	8,638	324,962
Domtar Corp.	31,700	1,171,315
Glatfelter Corp.	24,315	417,002
Louisiana-Pacific Corp.	66,448	3,685,206
Neenah, Inc.	9,500	488,110
Schweitzer-Mauduit International, Inc.	16,964	830,727
Verso Corp., Class A	5,000	72,950

		6,990,272

Total Materials		68,586,993

Real Estate (5.9%)
Equity Real Estate Investment Trusts (REITs) (5.1%)
Acadia Realty Trust (REIT)	45,373	860,726
Agree Realty Corp. (REIT)	30,700	2,066,417
Alexander & Baldwin, Inc. (REIT)	42,186	708,303
Alexander’s, Inc. (REIT)	775	214,908
Alpine Income Property Trust, Inc. (REIT)	1,500	26,040
American Assets Trust, Inc. (REIT)	24,218	785,632
American Finance Trust, Inc. (REIT)	60,500	594,110
Armada Hoffler Properties, Inc. (REIT)	14,400	180,576
Bluerock Residential Growth REIT, Inc. (REIT)	17,100	172,881
BRT Apartments Corp. (REIT)	3,800	63,992
CareTrust REIT, Inc. (REIT)	54,013	1,257,693
CatchMark Timber Trust, Inc. (REIT), Class A	18,200	185,276
Centerspace (REIT)	6,949	472,532
Chatham Lodging Trust (REIT)*	24,500	322,420
CIM Commercial Trust Corp. (REIT)	3,466	44,677
City Office REIT, Inc. (REIT)	34,900	370,638
Clipper Realty, Inc. (REIT)	6,100	48,312
Colony Capital, Inc. (REIT)*	280,100	1,815,048
Columbia Property Trust, Inc. (REIT)	66,100	1,130,310
Community Healthcare Trust, Inc. (REIT)	12,200	562,664
CorEnergy Infrastructure Trust, Inc. (REIT)	8,700	61,509
CorePoint Lodging, Inc. (REIT)*	30,150	272,255
CTO Realty Growth, Inc. (REIT)	3,726	193,789
DiamondRock Hospitality Co. (REIT)*	115,298	1,187,569
Diversified Healthcare Trust (REIT)	133,900	640,042
Easterly Government Properties, Inc. (REIT)	38,100	789,813
EastGroup Properties, Inc. (REIT)	21,727	3,113,045
Essential Properties Realty Trust, Inc. (REIT)	57,400	1,310,442
Farmland Partners, Inc. (REIT)(x)	19,400	217,474
Four Corners Property Trust, Inc. (REIT)	46,300	1,268,620
Franklin Street Properties Corp. (REIT)	39,499	215,270
GEO Group, Inc. (The) (REIT)(x)	70,263	545,241
Getty Realty Corp. (REIT)	26,475	749,772
Gladstone Commercial Corp. (REIT)	8,800	172,128
Gladstone Land Corp. (REIT)	7,200	131,760
Global Medical REIT, Inc. (REIT)	8,000	104,880
Global Net Lease, Inc. (REIT)	47,766	862,654
Healthcare Realty Trust, Inc. (REIT)	84,158	2,551,671
Hersha Hospitality Trust (REIT)*	16,319	172,165
Independence Realty Trust, Inc. (REIT)	48,700	740,240
Indus Realty Trust, Inc. (REIT)	1,119	67,319
Industrial Logistics Properties Trust (REIT)	44,973	1,040,225
Innovative Industrial Properties, Inc. (REIT)(x)	12,000	2,161,920
iStar, Inc. (REIT)(x)	39,400	700,532
Kite Realty Group Trust (REIT)	47,157	909,659
Lexington Realty Trust (REIT)	165,286	1,836,327
LTC Properties, Inc. (REIT)	21,469	895,687
Macerich Co. (The) (REIT)(x)	81,900	958,230
Mack-Cali Realty Corp. (REIT)	51,100	791,028
Monmouth Real Estate Investment Corp. (REIT)	51,551	911,937
National Health Investors, Inc. (REIT)	23,728	1,715,060
National Storage Affiliates Trust (REIT)	31,400	1,253,802
New Senior Investment Group, Inc. (REIT)	38,900	242,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NexPoint Residential Trust, Inc. (REIT)	9,600	$442,464
Office Properties Income Trust (REIT)	26,231	721,877
One Liberty Properties, Inc. (REIT)	7,433	165,533
Pebblebrook Hotel Trust (REIT)	78,412	1,904,627
Physicians Realty Trust (REIT)	118,000	2,085,060
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,243,692
PotlatchDeltic Corp. (REIT)	36,552	1,934,332
Preferred Apartment Communities, Inc. (REIT), Class A	16,500	162,525
PS Business Parks, Inc. (REIT)	11,580	1,790,036
QTS Realty Trust, Inc. (REIT), Class A(x)	34,700	2,152,788
Retail Opportunity Investments Corp. (REIT)	61,700	979,179
Retail Properties of America, Inc. (REIT), Class A	123,700	1,296,376
Retail Value, Inc. (REIT)	9,933	185,846
RLJ Lodging Trust (REIT)	96,886	1,499,795
RPT Realty (REIT)	28,400	324,044
Ryman Hospitality Properties, Inc. (REIT)*	28,234	2,188,417
Sabra Health Care REIT, Inc. (REIT)	119,323	2,071,447
Safehold, Inc. (REIT)	10,000	701,000
Saul Centers, Inc. (REIT)	4,900	196,539
Seritage Growth Properties (REIT), Class A(x)*	7,800	143,130
Service Properties Trust (REIT)	94,600	1,121,956
SITE Centers Corp. (REIT)	88,300	1,197,348
STAG Industrial, Inc. (REIT)	84,800	2,850,128
Summit Hotel Properties, Inc. (REIT)*	53,300	541,528
Sunstone Hotel Investors, Inc. (REIT)*	124,778	1,554,734
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	776,169
Terreno Realty Corp. (REIT)	37,300	2,154,821
UMH Properties, Inc. (REIT)	12,200	233,874
Uniti Group, Inc. (REIT)	104,700	1,154,841
Universal Health Realty Income Trust (REIT)	7,150	484,627
Urban Edge Properties (REIT)	64,100	1,058,932
Urstadt Biddle Properties, Inc. (REIT), Class A	11,789	196,287
Washington REIT (REIT)	42,117	930,786
Whitestone REIT (REIT)	19,400	188,180
Xenia Hotels & Resorts, Inc. (REIT)*	63,000	1,228,500

		78,528,985

Real Estate Management & Development (0.8%)
Altisource Portfolio Solutions SA(x)*	17,600	161,744
Cushman & Wakefield plc(x)*	57,996	946,495
eXp World Holdings, Inc.(x)*	23,800	1,084,090
Forestar Group, Inc.*	9,133	212,616
FRP Holdings, Inc.*	4,400	216,568
Kennedy-Wilson Holdings, Inc.	69,624	1,407,101
Marcus & Millichap, Inc.*	15,900	535,830
Maui Land & Pineapple Co., Inc.*	2,000	23,100
Newmark Group, Inc., Class A	84,124	841,661
Rafael Holdings, Inc., Class B*	3,900	155,688
RE/MAX Holdings, Inc., Class A	6,800	267,852
Realogy Holdings Corp.*	64,400	974,372
Redfin Corp.*	53,897	3,589,001
RMR Group, Inc. (The), Class A	9,426	384,675
St Joe Co. (The)	18,100	776,490
Stratus Properties, Inc.*	4,400	134,200
Tejon Ranch Co.*	10,102	169,107
Transcontinental Realty Investors, Inc.(x)*	100	2,152

		11,882,742

Total Real Estate		90,411,727

Utilities (2.7%)
Electric Utilities (0.6%)
ALLETE, Inc.	28,423	1,909,742
Genie Energy Ltd., Class B	7,300	46,282
MGE Energy, Inc.	20,079	1,433,440
Otter Tail Corp.	22,725	1,049,213
PNM Resources, Inc.	45,881	2,250,463
Portland General Electric Co.	50,632	2,403,501
Spark Energy, Inc., Class A(x)	2,100	22,428

		9,115,069

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A(x)	19,205	1,466,686
Chesapeake Utilities Corp.	8,950	1,038,916
New Jersey Resources Corp.	53,822	2,145,883
Northwest Natural Holding Co.	17,142	924,811
ONE Gas, Inc.	30,000	2,307,300
RGC Resources, Inc.	200	4,436
South Jersey Industries, Inc.	51,252	1,157,270
Southwest Gas Holdings, Inc.	32,736	2,249,291
Spire, Inc.	23,352	1,725,479

		13,020,072

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	64,500	186,405
Brookfield Renewable Corp.	69,050	3,231,540
Clearway Energy, Inc., Class A	17,300	458,623
Clearway Energy, Inc., Class C	41,682	1,172,931
Ormat Technologies, Inc.	22,300	1,751,219
Sunnova Energy International, Inc.*	29,900	1,220,518

		8,021,236

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,761,927
Black Hills Corp.	34,619	2,311,511
NorthWestern Corp.	27,978	1,824,165
Unitil Corp.	7,200	328,968

		6,226,571

Water Utilities (0.4%)
American States Water Co.	20,958	1,584,844
Artesian Resources Corp., Class A	4,400	173,272
Cadiz, Inc.(x)*	7,000	67,130
California Water Service Group	27,600	1,554,984
Consolidated Water Co. Ltd.	7,700	103,565
Global Water Resources, Inc.(x)	2,000	32,620
Middlesex Water Co.	11,300	892,926
SJW Group	14,900	938,551
York Water Co. (The)	4,200	205,674

		5,553,566

Total Utilities		41,936,514

Total Common Stocks (99.0%) (Cost $812,412,354)		1,520,133,449

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Rights	Value (Note 1)
Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	$—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	47,700	31,481
Contra Aduro Biotech I, CVR(r)*	11,260	—
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

		60,013

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	17,500	7,088
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		7,088

Total Health Care		67,101

Total Rights (0.0%) (Cost $93,373)		67,101

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $500,002, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $510,002.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $7,295,738, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $7,441,653.(xx)	7,295,738	7,295,738
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $2,000,002, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $2,040,001.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $7,000,368, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $7,767,922.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 0.20%, dated 3/31/21, due 4/1/21, repurchase price $8,000,044, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $8,848,324.(xx)	8,000,000	8,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $5,549,584.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		34,795,738

Total Short-Term Investments (2.3%) (Cost $35,795,738)		35,795,738

Total Investments in Securities (101.3%) (Cost $848,301,465)		1,555,996,288
Other Assets Less Liabilities (-1.3%)		(20,342,960)

Net Assets (100%)		$1,535,653,328

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $2,148,700 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $61,247,171. This was collateralized by $25,191,417 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 4/6/21 - 2/15/51 and by cash of $35,795,738 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	116	6/2021	USD	12,890,500	(293,809)

					(293,809)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$36,614,004	$—	$—		$36,614,004
Consumer Discretionary	221,864,461	—	—		221,864,461
Consumer Staples	50,057,097	79,522	—		50,136,619
Energy	40,300,146	—	—		40,300,146
Financials	240,918,909	—	—		240,918,909
Health Care	292,384,495	—	260,079		292,644,574
Industrials	242,886,784	798,261	—		243,685,045
Information Technology	192,646,099	370,206	18,152		193,034,457
Materials	68,586,993	—	—		68,586,993
Real Estate	90,411,727	—	—		90,411,727
Utilities	41,936,514	—	—		41,936,514
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	67,101		67,101
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	34,795,738	—		34,795,738

Total Assets	$1,519,607,229	$36,043,727	$345,332		$1,555,996,288

Liabilities:
Futures	$(293,809)	$—	$—		$(293,809)

Total Liabilities	$(293,809)	$—	$—		$(293,809)

Total	$1,519,313,420	$36,043,727	$345,332		$1,555,702,479

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$779,758,776
Aggregate gross unrealized depreciation	(79,571,671)

Net unrealized appreciation	$700,187,105

Federal income tax cost of investments in securities and derivative instruments, if applicable	$855,515,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (21.0%)
Entertainment (5.1%)
Activision Blizzard, Inc.	83,226	$7,740,018
Netflix, Inc.*	88,860	46,354,708
Playtika Holding Corp.*	126,510	3,442,337
ROBLOX Corp., Class A(x)*	26,301	1,705,094
Sea Ltd. (ADR)*	187,426	41,839,106
Spotify Technology SA*	48,372	12,961,277

		114,042,540

Interactive Media & Services (15.9%)
Alphabet, Inc., Class A*	37,096	76,511,242
Alphabet, Inc., Class C*	31,588	65,343,884
Facebook, Inc., Class A*	428,431	126,185,782
IAC/InterActiveCorp*	17,057	3,689,600
Kuaishou Technology(m)*	39,200	1,361,444
Match Group, Inc.*	113,960	15,655,825
Pinterest, Inc., Class A*	121,331	8,982,134
Snap, Inc., Class A*	777,241	40,641,932
Tencent Holdings Ltd.	252,300	19,796,890

		358,168,733

Total Communication Services		472,211,273

Consumer Discretionary (23.6%)
Auto Components (0.3%)
Aptiv plc*	43,643	6,018,370

Automobiles (3.4%)
Ferrari NV	91,631	19,176,536
Tesla, Inc.*	87,245	58,273,553

		77,450,089

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A(x)*	9,993	1,878,084
Chipotle Mexican Grill, Inc.*	9,931	14,110,163
DraftKings, Inc., Class A*	145,205	8,905,423
Las Vegas Sands Corp.*	198,419	12,055,939
Wynn Resorts Ltd.*	161,405	20,235,345

		57,184,954

Internet & Direct Marketing Retail (14.0%)
Alibaba Group Holding Ltd. (ADR)*	216,462	49,078,429
Amazon.com, Inc.*	72,943	225,691,478
Booking Holdings, Inc.*	6,979	16,259,953
Coupang, Inc.(x)*	103,166	5,091,242
DoorDash, Inc., Class A(x)*	62,180	8,153,663
Farfetch Ltd., Class A*	206,302	10,938,132
JD Health International, Inc.(m)*	36,650	525,653

		315,738,550

Specialty Retail (1.8%)
Carvana Co.*	32,504	8,529,049
Ross Stores, Inc.	257,581	30,886,538

		39,415,587

Textiles, Apparel & Luxury Goods (1.6%)
Lululemon Athletica, Inc.*	52,646	16,147,054
NIKE, Inc., Class B	148,684	19,758,617

		35,905,671

Total Consumer Discretionary		531,713,221

Financials (1.6%)
Capital Markets (1.5%)
MSCI, Inc.	12,712	5,329,887
S&P Global, Inc.	42,877	15,130,007
Tradeweb Markets, Inc., Class A	59,583	4,409,142
XP, Inc., Class A*	224,443	8,454,768

		33,323,804

Insurance (0.1%)
Chubb Ltd.	15,069	2,380,450

Total Financials		35,704,254

Health Care (11.0%)
Biotechnology (1.4%)
Argenx SE (ADR)*	17,391	4,789,308
Incyte Corp.*	97,148	7,895,218
Vertex Pharmaceuticals, Inc.*	84,297	18,114,582

		30,799,108

Health Care Equipment & Supplies (2.7%)
Align Technology, Inc.*	8,773	4,750,843
Intuitive Surgical, Inc.*	38,510	28,456,579
Stryker Corp.	116,452	28,365,378

		61,572,800

Health Care Providers & Services (5.0%)
Anthem, Inc.	47,799	17,157,451
Cigna Corp.	118,080	28,544,659
HCA Healthcare, Inc.	96,893	18,248,828
Humana, Inc.	20,893	8,759,390
UnitedHealth Group, Inc.	108,922	40,526,609

		113,236,937

Life Sciences Tools & Services (0.3%)
Avantor, Inc.*	251,785	7,284,140

Pharmaceuticals (1.6%)
AstraZeneca plc (ADR)(x)	240,643	11,964,770
Eli Lilly and Co.	129,654	24,221,960

		36,186,730

Total Health Care		249,079,715

Industrials (6.1%)
Aerospace & Defense (1.2%)
Airbus SE*	71,389	8,082,124
Teledyne Technologies, Inc.*	48,167	19,924,280

		28,006,404

Air Freight & Logistics (0.9%)
FedEx Corp.	75,737	21,512,337

Airlines (0.3%)
Southwest Airlines Co.*	123,500	7,540,910

Commercial Services & Supplies (0.7%)
Cintas Corp.	43,919	14,989,994

Electrical Equipment (0.3%)
Generac Holdings, Inc.*	19,690	6,447,490

Industrial Conglomerates (1.2%)
Roper Technologies, Inc.	65,740	26,515,572

Machinery (0.5%)
Cummins, Inc.	41,204	10,676,368
Parker-Hannifin Corp.	4,320	1,362,658

		12,039,026

Professional Services (0.7%)
Clarivate plc*	121,511	3,206,675
Equifax, Inc.	12,230	2,215,220
TransUnion	107,780	9,700,200

		15,122,095

Road & Rail (0.3%)
Norfolk Southern Corp.	24,526	6,585,722

Total Industrials		138,759,550

Information Technology (35.7%)
Electronic Equipment, Instruments & Components (0.3%)
Zebra Technologies Corp., Class A*	11,713	5,682,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
IT Services (11.8%)
Affirm Holdings, Inc.(x)*	15,810	$1,118,083
Afterpay Ltd.*	130,911	10,092,495
Black Knight, Inc.*	133,738	9,895,275
Fidelity National Information Services, Inc.	164,073	23,070,304
Fiserv, Inc.*	235,548	28,039,634
Global Payments, Inc.	115,263	23,234,716
Mastercard, Inc., Class A	168,554	60,013,652
PayPal Holdings, Inc.*	105,568	25,636,133
Shopify, Inc., Class A*	8,800	9,737,200
Snowflake, Inc., Class A(x)*	6,321	1,449,279
StoneCo Ltd., Class A*	101,884	6,237,338
Visa, Inc., Class A	306,130	64,816,905
Wix.com Ltd.*	9,454	2,639,746

		265,980,760

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.(x)*	215,300	16,901,050
ASML Holding NV (Registered) (NYRS)	48,632	30,023,452
NVIDIA Corp.	25,089	13,395,770
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	145,308	17,187,030

		77,507,302

Software (15.3%)
Avalara, Inc.*	52,321	6,981,191
Coupa Software, Inc.*	9,497	2,416,797
Datadog, Inc., Class A*	64,203	5,350,678
Intuit, Inc.	102,239	39,163,671
Microsoft Corp.	805,531	189,920,044
Paycom Software, Inc.*	14,314	5,297,039
salesforce.com, Inc.*	156,464	33,150,028
ServiceNow, Inc.*	49,647	24,828,961
Splunk, Inc.*	136,178	18,449,395
Workday, Inc., Class A*	29,001	7,204,718
Zoom Video Communications, Inc., Class A*	34,800	11,180,892

		343,943,414

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	911,620	111,354,383

Total Information Technology		804,468,772

Materials (0.4%)
Chemicals (0.4%)
Linde plc	29,460	8,252,924

Total Materials		8,252,924

Total Common Stocks (99.4%) (Cost $1,026,283,796)		2,240,189,709

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $1, 200,006, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $1,224,006.(xx)	$1,200,000	1,200,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $3,837,607, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22- 5/15/42; total market value $3,914,359.(xx)	3,837,607	3,837,607
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	5,000,000	5,000,000
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $5,000,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $5,530,202.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.19%, dated 3/31/21, due 4/1/21, repurchase price $29,343, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-2.500%, maturing 2/28/22-2/15/46; total market value $32,568.(xx)	29,343	29,343

Total Repurchase Agreements		15,066,950

Total Short-Term Investments (0.7%) (Cost $15,066,950)		15,066,950

Total Investments in Securities (100.1%) (Cost $1,041,350,746)		2,255,256,659
Other Assets Less Liabilities (-0.1%)		(2,357,423)

Net Assets (100%)		$2,252,899,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $1,887,097 or 0.1% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $26,634,879. This was collateralized by $12,324,975 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 4/15/21 – 2/15/51 and by cash of $15,066,950 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

NYRS — New York Registry Shares

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$451,052,939	$21,158,334	$—	$472,211,273
Consumer Discretionary	531,187,568	525,653	—	531,713,221
Financials	35,704,254	—	—	35,704,254
Health Care	249,079,715	—	—	249,079,715
Industrials	130,677,426	8,082,124	—	138,759,550
Information Technology	794,376,277	10,092,495	—	804,468,772
Materials	8,252,924	—	—	8,252,924
Short-Term Investments
Repurchase Agreements	—	15,066,950	—	15,066,950

Total Assets	$2,200,331,103	$54,925,556	$—	$2,255,256,659

Total Liabilities	$—	$—	$—	$—

Total	$2,200,331,103	$54,925,556	$—	$2,255,256,659

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,229,648,499
Aggregate gross unrealized depreciation	(16,145,315)

Net unrealized appreciation	$1,213,503,184

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,041,753,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Food Products (0.0%)
Freshpet, Inc.*	253	$40,179

Total Consumer Staples		40,179

Financials (0.6%)
Capital Markets (0.5%)
BCLS Acquisition Corp., Class A*	8,220	86,885
CM Life Sciences II, Inc.*	7,091	90,765
CM Life Sciences, Inc.*	9,997	164,251
Deerfield Healthcare Technology Acquisitions Corp., Class A(x)*	962	11,659
Eucrates Biomedical Acquisition Corp.(x)*	8,136	81,848
Frontier Acquisition Corp.*	8,744	86,828
FS Development Corp. II, Class A*	7,198	71,692
Health Sciences Acquisitions Corp. 2*	9,046	101,587
Helix Acquisition Corp., Class A*	8,368	85,437
Orion Acquisition Corp.*	8,946	89,371
Revolution Healthcare Acquisition Corp.*	22,085	221,954

		1,092,277

Insurance (0.1%)
Oscar Health, Inc., Class A(x)*	5,808	156,119

Total Financials		1,248,396

Health Care (98.5%)
Biotechnology (35.0%)
4D Molecular Therapeutics, Inc.(x)*	3,288	142,633
AbbVie, Inc.	36,490	3,948,948
Abcam plc*	20,390	391,005
ACADIA Pharmaceuticals, Inc.*	20,216	521,573
Acceleron Pharma, Inc.*	18,885	2,560,995
ADC Therapeutics SA(x)*	13,386	326,752
Adverum Biotechnologies, Inc.*	9,570	94,360
Agios Pharmaceuticals, Inc.*	6,460	333,594
Akero Therapeutics, Inc.*	3,964	114,996
Alector, Inc.*	11,116	223,876
Alkermes plc*	2,198	41,059
Allogene Therapeutics, Inc.*	14,146	499,354
Alnylam Pharmaceuticals, Inc.*	12,591	1,777,723
Amgen, Inc.	11,623	2,891,919
Annexon, Inc.*	6,390	177,898
Apellis Pharmaceuticals, Inc.*	14,483	621,466
Arcutis Biotherapeutics, Inc.*	4,009	115,980
Ardelyx, Inc.*	17,423	115,340
Argenx SE (ADR)*	10,684	2,942,267
Ascendis Pharma A/S (ADR)*	9,624	1,240,341
Avidity Biosciences, Inc.*	3,223	70,294
BeiGene Ltd. (ADR)*	4,124	1,435,482
Biogen, Inc.*	9,122	2,551,880
BioMarin Pharmaceutical, Inc.*	5,918	446,868
BioNTech SE (ADR)(x)*	18,992	2,073,736
Bluebird Bio, Inc.*	4,722	142,368
Blueprint Medicines Corp.*	7,845	762,769
Bridgebio Pharma, Inc.*	6,497	400,215
Burning Rock Biotech Ltd. (ADR)(x)*	8,454	227,582
C4 Therapeutics, Inc.(x)*	11,272	416,951
Celldex Therapeutics, Inc.(x)*	3,798	78,239
Cerevel Therapeutics Holdings, Inc.(x)*	11,835	162,495
Chimerix, Inc.*	19,557	188,529
Constellation Pharmaceuticals, Inc.*	6,241	145,977
CRISPR Therapeutics AG*	3,524	429,399
Cullinan Oncology, Inc.(x)*	3,806	158,596
CureVac NV(x)*	5,730	524,066
CytomX Therapeutics, Inc.*	13,583	104,997
Deciphera Pharmaceuticals, Inc.*	4,238	190,032
Denali Therapeutics, Inc.*	22,094	1,261,567
Design Therapeutics, Inc.(x)*	3,293	98,461
Dicerna Pharmaceuticals, Inc.*	8,308	212,436
Enanta Pharmaceuticals, Inc.*	2,653	130,846
Epizyme, Inc.*	9,515	82,876
Exact Sciences Corp.*	18,357	2,419,085
Exelixis, Inc.*	69,733	1,575,268
Fate Therapeutics, Inc.*	12,828	1,057,669
FibroGen, Inc.*	10,630	368,967
G1 Therapeutics, Inc.*	3,588	86,327
Generation Bio Co.*	19,214	546,830
Genmab A/S*	2,741	901,820
Global Blood Therapeutics, Inc.*	7,132	290,629
Homology Medicines, Inc.*	5,304	49,911
Ideaya Biosciences, Inc.*	7,034	165,299
IGM Biosciences, Inc.(x)*	4,224	323,939
Immunic, Inc.(x)*	4,455	71,013
Immunocore Holdings plc (ADR)*	4,373	186,159
Incyte Corp.*	34,697	2,819,825
Insmed, Inc.*	27,094	922,822
Intellia Therapeutics, Inc.*	6,823	547,580
Invitae Corp.(x)*	11,741	448,624
Ionis Pharmaceuticals, Inc.*	21,453	964,527
Iovance Biotherapeutics, Inc.*	21,137	669,197
IVERIC bio, Inc.*	23,973	148,153
Karuna Therapeutics, Inc.*	6,150	739,415
Kinnate Biopharma, Inc.(x)*	7,183	223,822
Kodiak Sciences, Inc.*	14,189	1,608,891
Kronos Bio, Inc.(x)*	5,114	149,687
Kymera Therapeutics, Inc.*	4,699	182,603
MaxCyte, Inc.*	9,938	120,565
MeiraGTx Holdings plc*	6,898	99,538
Mersana Therapeutics, Inc.*	13,040	210,987
Mirati Therapeutics, Inc.*	6,185	1,059,490
Moderna, Inc.*	16,061	2,103,188
Molecular Templates, Inc.*	4,781	60,336
Morphic Holding, Inc.*	1,304	82,517
MorphoSys AG*	2,515	219,077
Neurocrine Biosciences, Inc.*	11,844	1,151,829
Nkarta, Inc.*	1,837	60,437
Novavax, Inc.*	3,626	657,430
Nurix Therapeutics, Inc.(x)*	10,292	319,978
Olink Holding AB (ADR)*	11,918	429,048
Precision BioSciences, Inc.*	8,110	83,938
Prelude Therapeutics, Inc.(x)*	4,600	199,318
Protagonist Therapeutics, Inc.*	10,185	263,792
Protara Therapeutics, Inc.*	3,249	51,139
Prothena Corp. plc*	9,705	243,790
PTC Therapeutics, Inc.*	5,842	276,619
Radius Health, Inc.*	8,890	185,445
RAPT Therapeutics, Inc.*	8,766	194,605
Regeneron Pharmaceuticals, Inc.*	6,151	2,910,284
REGENXBIO, Inc.*	3,313	113,006
Relay Therapeutics, Inc.*	3,630	125,489
Replimune Group, Inc.*	11,601	353,947
Rocket Pharmaceuticals, Inc.*	14,963	663,908
Sage Therapeutics, Inc.*	9,660	723,051
Sana Biotechnology, Inc.(x)*	5,826	194,996
Sarepta Therapeutics, Inc.*	5,198	387,407
Scholar Rock Holding Corp.*	10,885	551,434
Seagen, Inc.*	13,988	1,942,374
Seres Therapeutics, Inc.*	7,748	159,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Solid Biosciences, Inc.(x)*	22,313	$123,391
SpringWorks Therapeutics, Inc.*	3,526	259,408
Stoke Therapeutics, Inc.(x)*	6,584	255,723
Syndax Pharmaceuticals, Inc.*	5,141	114,953
TG Therapeutics, Inc.*	3,507	169,037
Translate Bio, Inc.*	9,964	164,306
Turning Point Therapeutics, Inc.*	6,191	585,607
Twist Bioscience Corp.*	5,984	741,178
Ultragenyx Pharmaceutical, Inc.*	17,936	2,042,193
uniQure NV*	8,235	277,437
United Therapeutics Corp.*	3,052	510,508
Vertex Pharmaceuticals, Inc.*	25,078	5,389,011
Xencor, Inc.*	13,573	584,453
Zai Lab Ltd. (ADR)*	4,706	627,922
Zentalis Pharmaceuticals, Inc.*	3,536	153,427
Zymeworks, Inc.*	5,320	168,006

		77,211,855

Health Care Equipment & Supplies (22.4%)
Abbott Laboratories	13,338	1,598,426
Alcon, Inc.*	8,731	611,350
Alphatec Holdings, Inc.*	10,099	159,463
AtriCure, Inc.*	6,736	441,343
Becton Dickinson and Co.	13,032	3,168,731
Cooper Cos., Inc. (The)	2,897	1,112,709
Danaher Corp.	30,181	6,793,139
Dentsply Sirona, Inc.	5,685	362,760
Dexcom, Inc.*	3,843	1,381,136
DiaSorin SpA	2,107	338,016
Envista Holdings Corp.*	35,011	1,428,449
Hologic, Inc.*	35,958	2,674,556
ICU Medical, Inc.*	2,292	470,868
Inari Medical, Inc.*	2,289	244,923
Insulet Corp.*	4,463	1,164,486
Intuitive Surgical, Inc.*	9,575	7,075,350
iRhythm Technologies, Inc.*	5,288	734,292
Lantheus Holdings, Inc.*	17,861	381,690
Nevro Corp.*	5,898	822,771
Novocure Ltd.*	5,220	689,980
Ortho Clinical Diagnostics Holdings plc(x)*	41,989	810,178
Outset Medical, Inc.*	12,447	676,992
Penumbra, Inc.*	7,479	2,023,668
Pulmonx Corp.(x)*	2,856	130,633
Quidel Corp.*	7,176	918,026
Sartorius AG (Preference)(q)	2,939	1,465,480
Shockwave Medical, Inc.*	10,421	1,357,439
Stryker Corp.	21,877	5,328,800
Tandem Diabetes Care, Inc.*	4,165	367,561
Teleflex, Inc.	4,324	1,796,449
West Pharmaceutical Services, Inc.	7,245	2,041,496
Zimmer Biomet Holdings, Inc.	4,600	736,368

		49,307,528

Health Care Providers & Services (17.6%)
Accolade, Inc.*	3,497	158,659
Amedisys, Inc.*	2,761	731,085
Anthem, Inc.	10,921	3,920,093
Centene Corp.*	57,197	3,655,460
Cigna Corp.	18,852	4,557,282
Guardant Health, Inc.*	8,545	1,304,394
HCA Healthcare, Inc.	15,821	2,979,727
Humana, Inc.	9,984	4,185,792
Innovage Holding Corp.*	7,263	187,313
Molina Healthcare, Inc.*	8,309	1,942,312
Oak Street Health, Inc.(x)*	5,600	303,912
Option Care Health, Inc.*	16,743	297,021
Pennant Group, Inc. (The)*	8,287	379,545
Surgery Partners, Inc.*	10,527	465,925
UnitedHealth Group, Inc.	37,055	13,787,054

		38,855,574

Health Care Technology (1.3%)
Certara, Inc.*	12,411	338,820
Multiplan Corp.(x)*	24,952	138,484
Phreesia, Inc.*	10,281	535,640
Schrodinger, Inc.*	3,394	258,928
Veeva Systems, Inc., Class A*	6,533	1,706,681

		2,978,553

Life Sciences Tools & Services (11.2%)
10X Genomics, Inc., Class A*	5,634	1,019,754
Adaptive Biotechnologies Corp.*	14,277	574,792
Agilent Technologies, Inc.	28,634	3,640,527
Avantor, Inc.*	47,739	1,381,089
Berkeley Lights, Inc.*	5,184	260,392
Bio-Techne Corp.	1,600	611,088
Bruker Corp.	24,300	1,562,004
Codexis, Inc.*	8,687	198,845
Evotec SE*	14,912	537,560
Gerresheimer AG	441	43,804
Illumina, Inc.*	1,321	507,343
Lonza Group AG (Registered)	1,039	580,868
Maravai LifeSciences Holdings, Inc., Class A(x)*	3,857	137,463
Mettler-Toledo International, Inc.*	637	736,175
Pacific Biosciences of California, Inc.*	35,628	1,186,769
PPD, Inc.*	10,807	408,937
PRA Health Sciences, Inc.*	2,500	383,325
Quanterix Corp.*	12,050	704,564
Repligen Corp.*	1,140	221,627
Seer, Inc.(x)*	24,923	1,246,648
Thermo Fisher Scientific, Inc.	17,743	8,097,550
Wuxi Biologics Cayman, Inc.(m)*	45,000	563,506

		24,604,630

Pharmaceuticals (11.0%)
Arvinas, Inc.*	8,513	562,709
Astellas Pharma, Inc.	36,700	564,131
AstraZeneca plc (ADR)(x)	65,869	3,275,007
Atea Pharmaceuticals, Inc.(x)*	11,806	729,020
Athira Pharma, Inc.(x)*	7,663	140,999
Axsome Therapeutics, Inc.*	4,620	261,584
Cara Therapeutics, Inc.*	11,646	252,835
Catalent, Inc.*	10,004	1,053,521
Daiichi Sankyo Co. Ltd.	14,700	428,155
Eisai Co. Ltd.	6,400	428,825
Elanco Animal Health, Inc.*	15,013	442,133
Eli Lilly and Co.	36,400	6,800,248
Longboard Pharmaceuticals, Inc.(x)*	6,852	111,825
Merck & Co., Inc.	57,020	4,395,672
Merck KGaA	6,381	1,091,021
Milestone Pharmaceuticals, Inc.*	5,126	29,680
NGM Biopharmaceuticals, Inc.*	4,389	127,588
Pliant Therapeutics, Inc.(x)*	2,704	106,348
Prometheus Biosciences, Inc.(x)*	5,379	98,221
Reata Pharmaceuticals, Inc., Class A*	3,127	311,762
Roche Holding AG	6,349	2,051,846
Royalty Pharma plc, Class A	22,153	966,314

		24,229,444

Total Health Care		217,187,584

Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.0%)
908 Devices, Inc.*	3,050	147,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Software (0.3%)
Alignment Healthcare, Inc.*	21,066	$461,977
Nuance Communications, Inc.*	2,986	130,309

		592,286

Total Information Technology		740,211

Materials (0.1%)
Chemicals (0.1%)
Amyris, Inc.(x)*	10,845	207,140

Total Materials		207,140

Total Common Stocks (99.5%) (Cost $156,185,340)		219,423,510

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR(r)* (Cost $—)	13,100	2,297

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Cerevel Therapeutics Holdings, Inc.,expiring 7/6/27* (Cost $—)	2,511	10,597

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.7%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $6,029,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $6,149,672.(xx)	$6,029,087	6,029,087

Total Short-Term Investment (2.7%) (Cost $6,029,087)		6,029,087

Total Investments in Securities (102.2%) (Cost $162,214,427)		225,465,491
Other Assets Less Liabilities (-2.2%)		(4,936,488)

Net Assets (100%)		$220,529,003

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $563,506 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $10,830,006. This was collateralized by $4,669,537 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 4/15/21 - 2/15/51 and by cash of $6,029,087 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$40,179	$—	$—	$40,179
Financials	1,248,396	—	—	1,248,396
Health Care	206,850,555	10,337,029	—	217,187,584
Information Technology	740,211	—	—	740,211
Materials	207,140	—	—	207,140
Rights
Health Care	—	—	2,297	2,297
Short-Term Investment
Repurchase Agreement	—	6,029,087	—	6,029,087
Warrant
Health Care	10,597	—	—	10,597

Total Assets	$209,097,078	$16,366,116	$2,297	$225,465,491

Total Liabilities	$—	$—	$—	$—

Total	$209,097,078	$16,366,116	$2,297	$225,465,491

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,920,209
Aggregate gross unrealized depreciation	(4,435,443)

Net unrealized appreciation	$62,484,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,980,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO (FORMERLY EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Interactive Media & Services (2.6%)
Twitter, Inc.*	693,321	$44,116,015

Total Communication Services		44,116,015

Consumer Discretionary (8.4%)
Auto Components (2.4%)
Cie Generale des Etablissements Michelin SCA (ADR)(x)	1,373,000	41,148,810

Household Durables (6.0%)
Lennar Corp., Class A	533,336	53,989,604
Sony Group Corp. (ADR)	478,222	50,696,314

		104,685,918

Total Consumer Discretionary		145,834,728

Consumer Staples (7.2%)
Beverages (2.1%)
Coca-Cola Co. (The)	700,172	36,906,066

Food & Staples Retailing (1.2%)
Walgreens Boots Alliance, Inc.	364,708	20,022,469

Food Products (1.7%)
Tyson Foods, Inc., Class A	383,207	28,472,280

Household Products (2.2%)
Procter & Gamble Co. (The)	285,315	38,640,211

Total Consumer Staples		124,041,026

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Cabot Oil & Gas Corp.	1,676,515	31,484,952
Phillips 66	310,103	25,285,798

Total Energy		56,770,750

Financials (19.7%)
Banks (11.0%)
Commerce Bancshares, Inc.	327,281	25,072,997
Cullen/Frost Bankers, Inc.	272,000	29,582,720
East West Bancorp, Inc.	415,802	30,686,188
JPMorgan Chase & Co.	288,806	43,964,937
Mitsubishi UFJ Financial Group, Inc. (ADR)	3,540,903	19,050,058
PNC Financial Services Group, Inc. (The)	233,585	40,973,145

		189,330,045

Capital Markets (2.3%)
Ameriprise Financial, Inc.	169,400	39,377,030

Consumer Finance (2.6%)
Capital One Financial Corp.	358,031	45,552,284

Insurance (3.8%)
Chubb Ltd.	180,042	28,441,235
Cincinnati Financial Corp.	359,546	37,065,597

		65,506,832

Total Financials		339,766,191

Health Care (13.9%)
Biotechnology (2.6%)
Amgen, Inc.	183,392	45,629,764

Health Care Equipment & Supplies (7.8%)
Alcon, Inc.*	489,026	34,319,844
Danaher Corp.	262,046	58,981,314
Medtronic plc	350,192	41,368,181

		134,669,339

Pharmaceuticals (3.5%)
Elanco Animal Health, Inc.*	1,075,415	31,670,972
Novartis AG (ADR)	335,789	28,703,243

		60,374,215

Total Health Care		240,673,318

Industrials (11.9%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	173,074	31,423,315

Building Products (4.8%)
Allegion plc	311,947	39,186,782
Johnson Controls International plc	725,674	43,300,968

		82,487,750

Machinery (5.3%)
Parker-Hannifin Corp.	160,382	50,589,294
Xylem, Inc.	389,509	40,968,557

		91,557,851

Total Industrials		205,468,916

Information Technology (18.6%)
IT Services (2.3%)
PayPal Holdings, Inc.*	164,860	40,034,602

Semiconductors & Semiconductor Equipment (5.5%)
Microchip Technology, Inc.	335,400	52,060,788
QUALCOMM, Inc.	327,638	43,441,523

		95,502,311

Software (10.8%)
Adobe, Inc.*	130,741	62,150,349
ANSYS, Inc.*	168,946	57,367,304
Microsoft Corp.	284,148	66,993,574

		186,511,227

Total Information Technology		322,048,140

Materials (7.9%)
Chemicals (5.3%)
Corteva, Inc.	1,129,118	52,639,482
RPM International, Inc.	425,046	39,040,475

		91,679,957

Construction Materials (2.6%)
Martin Marietta Materials, Inc.	132,693	44,560,963

Total Materials		136,240,920

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Crown Castle International Corp. (REIT)	257,355	44,298,516
Equity LifeStyle Properties, Inc. (REIT)	291,590	18,556,788
Sun Communities, Inc. (REIT)	115,648	17,351,826

Total Real Estate		80,207,130

Total Common Stocks (98.1%)
(Cost $1,558,950,229)		1,695,167,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO (FORMERLY EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $306,001.(xx)	$300,000	$300,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,549,306, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $1,580,292.(xx)	1,549,306	1,549,306
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/1/21, repurchase price $10,029,595, collateralized by various U.S. Government Treasury Securities, ranging from 1.250%-8.125%, maturing 8/15/21-5/15/50; total market value $10,230,187.(xx)	10,029,594	10,029,594

Total Repurchase Agreements		11,878,900

Total Short-Term Investments (0.7%)
(Cost $11,878,900)		11,878,900

Total Investments in Securities (98.8%)
(Cost $1,570,829,129)		1,707,046,034
Other Assets Less Liabilities (1.2%)		20,571,784

Net Assets (100%)		$1,727,617,818

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $11,523,420. This was collateralized by cash of $11,878,900 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO (FORMERLY EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,116,015	$—	$—	$44,116,015
Consumer Discretionary	145,834,728	—	—	145,834,728
Consumer Staples	124,041,026	—	—	124,041,026
Energy	56,770,750	—	—	56,770,750
Financials	339,766,191	—	—	339,766,191
Health Care	240,673,318	—	—	240,673,318
Industrials	205,468,916	—	—	205,468,916
Information Technology	322,048,140	—	—	322,048,140
Materials	136,240,920	—	—	136,240,920
Real Estate	80,207,130	—	—	80,207,130
Short-Term Investments
Repurchase Agreements	—	11,878,900	—	11,878,900

Total Assets	$1,695,167,134	$11,878,900	$—	$1,707,046,034

Total Liabilities	$—	$—	$—	$—

Total	$1,695,167,134	$11,878,900	$—	$1,707,046,034

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,956,559
Aggregate gross unrealized depreciation	(23,088,605)

Net unrealized appreciation	$131,867,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,575,178,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (83.2%)
Energy Equipment & Services (2.7%)
Tenaris SA	126,463	$1,425,490
Tenaris SA (ADR)(x)	27,044	613,628

		2,039,118

Oil, Gas & Consumable Fuels (80.5%)
BP plc	661,767	2,688,127
BP plc (ADR)	28,169	685,915
Chevron Corp.	33,827	3,544,732
ConocoPhillips	64,705	3,427,424
Enbridge, Inc.	94,134	3,429,183
EOG Resources, Inc.	49,946	3,622,584
Equinor ASA	176,538	3,453,091
Exxon Mobil Corp.	59,064	3,297,543
Galp Energia SGPS SA	150,053	1,745,594
Hess Corp.	40,518	2,867,054
LUKOIL PJSC (ADR)	43,048	3,477,848
Marathon Petroleum Corp.	64,198	3,433,951
Petroleo Brasileiro SA	354,300	1,508,812
Pioneer Natural Resources Co.	22,371	3,552,962
Royal Dutch Shell plc, Class A	369,348	7,198,831
Royal Dutch Shell plc, Class B	13,029	239,790
TC Energy Corp. (New York Stock Exchange)(x)	18,463	844,682
TC Energy Corp. (Toronto Stock Exchange)(x)	32,158	1,474,196
TOTAL SE	97,531	4,549,250
TOTAL SE (ADR)	59,676	2,777,321
Williams Cos., Inc. (The)	84,226	1,995,314

		59,814,204

Total Energy		61,853,322

Utilities (14.9%)
Electric Utilities (9.7%)
American Electric Power Co., Inc.	6,314	534,796
Avangrid, Inc.	5,982	297,964
Duke Energy Corp.	9,880	953,716
Edison International	9,324	546,386
Enel SpA	87,468	871,159
Exelon Corp.	15,327	670,403
FirstEnergy Corp.	18,952	657,445
Iberdrola SA	61,473	791,902
NextEra Energy, Inc.	11,181	845,395
Pinnacle West Capital Corp.	4,340	353,059
Southern Co. (The)	11,504	715,089

		7,237,314

Gas Utilities (0.6%)
China Gas Holdings Ltd.	18,000	73,745
ENN Energy Holdings Ltd.	13,500	216,546
UGI Corp.	4,507	184,832

		475,123

Independent Power and Renewable Electricity Producers (1.4%)
China Longyuan Power Group Corp. Ltd., Class H	740,000	1,005,184

Multi-Utilities (3.2%)
CenterPoint Energy, Inc.	13,395	303,397
Engie SA*	42,005	596,283
National Grid plc	44,914	534,975
RWE AG	10,095	395,640
Sempra Energy	3,966	525,812

		2,356,107

Total Utilities		11,073,728

Total Common Stocks (98.1%) (Cost $69,433,061)		72,927,050

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.6%)
Natixis, 0.00%, dated 3/31/21, due 4/1/21, repurchase price $1,192,540, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.750%, maturing 4/29/21-8/15/50; total market value $1,216,391.(xx)	$1,192,540	1,192,540

Total Short-Term Investments (3.0%) (Cost $2,192,540)		2,192,540

Total Investments in Securities (101.1%) (Cost $71,625,601)		75,119,590
Other Assets Less Liabilities (-1.1%)		(817,733)

Net Assets (100%)		$74,301,857

*	Non-income producing.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $2,089,080. This was collateralized by cash of $2,192,540 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	2.0%
Canada	7.7
China	1.7
France	10.7
Germany	0.5
Italy	1.2
Netherlands	10.0
Norway	4.6
Portugal	2.4
Russia	4.7
Spain	1.1
United Kingdom	5.3
United States	49.2
Cash and Other	(1.1)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$40,553,149	$21,300,173	$—	$61,853,322
Utilities	6,588,294	4,485,434	—	11,073,728
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	1,192,540	—	1,192,540

Total Assets	$48,141,443	$26,978,147	$—	$75,119,590

Total Liabilities	$—	$—	$—	$—

Total	$48,141,443	$26,978,147	$—	$75,119,590

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,706,038
Aggregate gross unrealized depreciation	(3,507,245)

Net unrealized appreciation	$3,198,793

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,920,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.4%)
Diversified Telecommunication Services (0.0%)
Cogent Communications Holdings, Inc.	2,600	$178,776

Entertainment (1.8%)
Activision Blizzard, Inc.	13,300	1,236,900
Electronic Arts, Inc.	1,795	242,989
Liberty Media Corp.-Liberty Formula One, Class A*	9,913	378,875
Liberty Media Corp.-Liberty Formula One, Class C*	17,651	764,112
Lions Gate Entertainment Corp., Class B*	14,764	190,456
Live Nation Entertainment, Inc.*	13,100	1,108,915
Madison Square Garden Entertainment Corp.*	18,320	1,498,576
Madison Square Garden Sports Corp., Class A*	18,320	3,287,707
Netflix, Inc.*	23,982	12,510,450
Playtika Holding Corp.*	1,527	41,550
Roku, Inc.*	4,500	1,465,965
Sea Ltd. (ADR)*	2,873	641,340
Spotify Technology SA*	15,149	4,059,174
Take-Two Interactive Software, Inc.*	4,600	812,820
World Wrestling Entertainment, Inc., Class A	33,979	1,843,700
Zynga, Inc., Class A*	32,200	328,762

		30,412,291

Interactive Media & Services (11.0%)
Alphabet, Inc., Class A*	21,766	44,892,810
Alphabet, Inc., Class C*	16,133	33,373,208
Facebook, Inc., Class A*	199,371	58,720,741
IAC/InterActiveCorp*	11,185	2,419,427
Match Group, Inc.*	24,648	3,386,142
Pinterest, Inc., Class A*	142,663	10,561,342
Snap, Inc., Class A*	247,766	12,955,684
Tencent Holdings Ltd. (ADR)	55,462	4,425,868
Twitter, Inc.*	180,454	11,482,288
Zillow Group, Inc., Class A*	1,700	223,346

		182,440,856

Media (2.5%)
Altice USA, Inc., Class A*	13,800	448,914
AMC Networks, Inc., Class A*	62,288	3,311,230
Cable One, Inc.	200	365,672
Charter Communications, Inc., Class A*	4,918	3,034,504
Comcast Corp., Class A	228,042	12,339,353
Discovery, Inc., Class A(x)*	169,821	7,380,421
Discovery, Inc., Class C*	27,953	1,031,186
Liberty Broadband Corp., Class A*	26,390	3,830,509
Liberty Broadband Corp., Class C*	21,896	3,287,684
Liberty Media Corp.-Liberty SiriusXM, Class A*	44,852	1,977,076
Liberty Media Corp.-Liberty SiriusXM, Class C*	71,205	3,140,853
MSG Networks, Inc., Class A*	56,061	843,157

		40,990,559

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	18,410	2,306,589

Total Communication Services		256,329,071

Consumer Discretionary (14.1%)
Auto Components (0.2%)
Aptiv plc*	20,886	2,880,179

Automobiles (1.3%)
Tesla, Inc.*	32,284	21,563,452

Distributors (0.0%)
Pool Corp.	2,112	729,147

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	2,000	342,900
Chegg, Inc.*	4,800	411,168

		754,068

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	43,400	8,156,596
Bloomin’ Brands, Inc.*	6,400	173,120
Caesars Entertainment, Inc.*	4,400	384,780
Chipotle Mexican Grill, Inc.*	2,095	2,976,618
Churchill Downs, Inc.	1,400	318,388
Darden Restaurants, Inc.	23,800	3,379,600
Domino’s Pizza, Inc.	1,808	664,964
DraftKings, Inc., Class A*	21,242	1,302,772
Las Vegas Sands Corp.*	5,337	324,276
McDonald’s Corp.	3,968	889,388
MGM Resorts International	50,960	1,935,970
Penn National Gaming, Inc.*	3,268	342,617
Planet Fitness, Inc., Class A*	4,000	309,200
Scientific Games Corp., Class A*	3,400	130,968
Starbucks Corp.	25,393	2,774,693
Texas Roadhouse, Inc.*	2,900	278,226
Vail Resorts, Inc.*	800	233,328
Wendy’s Co. (The)	9,500	192,470
Wingstop, Inc.	38,000	4,832,460
Wynn Resorts Ltd.*	1,958	245,475
Yum China Holdings, Inc.	4,100	242,761
Yum! Brands, Inc.	2,362	255,521

		30,344,191

Household Durables (0.0%)
Helen of Troy Ltd.*	1,000	210,660
iRobot Corp.*	990	120,958
TopBuild Corp.*	1,400	293,202

		624,820

Internet & Direct Marketing Retail (6.8%)
Alibaba Group Holding Ltd. (ADR)*	16,809	3,811,104
Amazon.com, Inc.*	29,162	90,229,561
Booking Holdings, Inc.*	2,543	5,924,783
Coupang, Inc.(x)*	8,146	402,005
DoorDash, Inc., Class A(x)*	760	99,659
eBay, Inc.	25,200	1,543,248
Etsy, Inc.*	38,600	7,784,462
Expedia Group, Inc.*	1,600	275,392
Farfetch Ltd., Class A*	16,697	885,275
Grubhub, Inc.*	3,800	228,000
Qurate Retail, Inc., Class A	63,422	745,843
Wayfair, Inc., Class A*	2,400	755,400

		112,684,732

Leisure Products (0.1%)
Mattel, Inc.*	10,800	215,136
Peloton Interactive, Inc., Class A*	3,600	404,784
Polaris, Inc.	2,200	293,700
YETI Holdings, Inc.*	3,300	238,293

		1,151,913

Multiline Retail (0.5%)
Dollar General Corp.	21,584	4,373,350
Dollar Tree, Inc.*	5,409	619,114
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	217,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Target Corp.	17,820	$3,529,608

		8,739,572

Specialty Retail (2.4%)
AutoZone, Inc.*	591	829,941
Best Buy Co., Inc.	2,700	309,987
Burlington Stores, Inc.*	2,900	866,520
CarMax, Inc.*	2,299	304,985
Carvana Co.*	9,074	2,381,018
Five Below, Inc.*	53,700	10,245,423
Floor & Decor Holdings, Inc., Class A*	15,400	1,470,392
Home Depot, Inc. (The)	20,293	6,194,438
Leslie’s, Inc.*	733	17,951
Lowe’s Cos., Inc.	28,492	5,418,609
O’Reilly Automotive, Inc.*	2,996	1,519,721
Petco Health & Wellness Co., Inc.*	1,048	23,224
RH*	800	477,280
Ross Stores, Inc.	42,917	5,146,177
TJX Cos., Inc. (The)	36,586	2,420,164
Tractor Supply Co.	4,328	766,402
Ulta Beauty, Inc.*	2,404	743,245
Williams-Sonoma, Inc.	2,400	430,080

		39,565,557

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	1,200	396,504
Lululemon Athletica, Inc.*	9,556	2,930,921
NIKE, Inc., Class B	91,905	12,213,255
VF Corp.	3,404	272,048

		15,812,728

Total Consumer Discretionary		234,850,359

Consumer Staples (2.2%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	400	482,512
Brown-Forman Corp., Class A	3,700	235,579
Brown-Forman Corp., Class B	6,710	462,789
Coca-Cola Co. (The)	85,554	4,509,551
Monster Beverage Corp.*	15,473	1,409,436
PepsiCo, Inc.	38,418	5,434,226

		12,534,093

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club Holdings, Inc.*	6,000	269,160
Costco Wholesale Corp.	27,206	9,589,571
Grocery Outlet Holding Corp.*	125	4,611
Sysco Corp.	15,266	1,202,045

		11,065,387

Food Products (0.2%)
Beyond Meat, Inc.*	1,800	234,216
Campbell Soup Co.	4,300	216,161
Freshpet, Inc.*	1,500	238,215
Hershey Co. (The)	5,338	844,258
Lamb Weston Holdings, Inc.	3,200	247,936
Lancaster Colony Corp.	1,300	227,968
McCormick & Co., Inc. (Non-Voting)	6,608	589,169

		2,597,923

Household Products (0.4%)
Church & Dwight Co., Inc.	10,276	897,608
Clorox Co. (The)	3,784	729,858
Procter & Gamble Co. (The)	41,100	5,566,173
Reynolds Consumer Products, Inc.	6,677	198,841

		7,392,480

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	7,482	2,176,140

Tobacco (0.1%)
Altria Group, Inc.	30,625	1,566,775

Total Consumer Staples		37,332,798

Energy (0.2%)
Energy Equipment & Services (0.1%)
Core Laboratories NV	32,132	925,080
NOV, Inc.*	41,986	576,048

		1,501,128

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	10,200	734,502
Ovintiv, Inc.	31,998	762,193

		1,496,695

Total Energy		2,997,823

Financials (1.4%)
Banks (0.0%)
First Financial Bankshares, Inc.	4,800	224,304

Capital Markets (1.0%)
Ares Management Corp.	5,300	296,959
Carlyle Group, Inc. (The)	7,100	260,996
Cboe Global Markets, Inc.	1,728	170,536
Charles Schwab Corp. (The)	17,931	1,168,743
FactSet Research Systems, Inc.	1,576	486,338
Goldman Sachs Group, Inc. (The)	3,293	1,076,811
Intercontinental Exchange, Inc.	9,280	1,036,391
MarketAxess Holdings, Inc.	1,700	846,464
Moody’s Corp.	6,097	1,820,625
Morgan Stanley	46,270	3,593,328
MSCI, Inc.	3,069	1,286,770
S&P Global, Inc.	8,998	3,175,124
T. Rowe Price Group, Inc.	2,744	470,871
Tradeweb Markets, Inc., Class A	3,300	244,200
Virtu Financial, Inc., Class A	6,300	195,615
XP, Inc., Class A*	12,476	469,971

		16,599,742

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	500	180,115
Upstart Holdings, Inc.(x)*	120	15,463

		195,578

Insurance (0.4%)
Aon plc, Class A	8,559	1,969,511
Brown & Brown, Inc.	5,000	228,550
Erie Indemnity Co., Class A	1,100	243,001
Marsh & McLennan Cos., Inc.	16,401	1,997,642
Primerica, Inc.	100	14,782
Progressive Corp. (The)	8,000	764,880
RenaissanceRe Holdings Ltd.	1,200	192,300

		5,410,666

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	12,300	284,007

Total Financials		22,714,297

Health Care (15.3%)
Biotechnology (4.8%)
AbbVie, Inc.	139,962	15,146,688
ACADIA Pharmaceuticals, Inc.*	4,400	113,520
Acceleron Pharma, Inc.*	2,000	271,220
Agios Pharmaceuticals, Inc.*	26,071	1,346,306
Alexion Pharmaceuticals, Inc.*	1,759	268,969
Allogene Therapeutics, Inc.*	4,700	165,910
Alnylam Pharmaceuticals, Inc.*	5,000	705,950
Amgen, Inc.	58,701	14,605,396
Amicus Therapeutics, Inc.*	11,000	108,680
Arrowhead Pharmaceuticals, Inc.*	3,800	251,978
Ascendis Pharma A/S (ADR)*	18,620	2,399,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen, Inc.*	38,196	$10,685,331
Biohaven Pharmaceutical Holding Co. Ltd.*	2,900	198,215
BioMarin Pharmaceutical, Inc.*	7,238	546,541
Bluebird Bio, Inc.*	3,200	96,480
Blueprint Medicines Corp.*	2,700	262,521
Bridgebio Pharma, Inc.(x)*	6,100	375,760
ChemoCentryx, Inc.*	3,600	184,464
Clovis Oncology, Inc.(x)*	5,800	40,716
Deciphera Pharmaceuticals, Inc.*	3,200	143,488
Denali Therapeutics, Inc.*	2,700	154,170
Emergent BioSolutions, Inc.*	2,800	260,148
Exact Sciences Corp.*	5,127	675,636
Exelixis, Inc.*	8,600	194,274
Fate Therapeutics, Inc.*	3,000	247,350
FibroGen, Inc.*	3,200	111,072
Heron Therapeutics, Inc.*	6,100	98,881
ImmunoGen, Inc.*	17,169	139,069
Incyte Corp.*	19,952	1,621,499
Inovio Pharmaceuticals, Inc.(x)*	8,500	78,880
Insmed, Inc.*	7,200	245,232
Intercept Pharmaceuticals, Inc.*	100	2,308
Invitae Corp.(x)*	7,400	282,754
Ionis Pharmaceuticals, Inc.*	66,182	2,975,543
Iovance Biotherapeutics, Inc.*	7,000	221,620
Ironwood Pharmaceuticals, Inc.*	8,500	95,030
Karuna Therapeutics, Inc.*	1,900	228,437
Ligand Pharmaceuticals, Inc.(x)*	913	139,187
Madrigal Pharmaceuticals, Inc.*	600	70,182
Mirati Therapeutics, Inc.*	1,900	325,470
Moderna, Inc.*	11,800	1,545,210
Natera, Inc.*	4,500	456,930
Neurocrine Biosciences, Inc.*	3,946	383,749
PTC Therapeutics, Inc.*	3,800	179,930
Puma Biotechnology, Inc.*	4,600	44,712
Radius Health, Inc.*	2,600	54,236
Regeneron Pharmaceuticals, Inc.*	3,632	1,718,444
REGENXBIO, Inc.*	2,500	85,275
Sage Therapeutics, Inc.*	2,000	149,700
Sana Biotechnology, Inc.(x)*	801	26,809
Sangamo Therapeutics, Inc.*	1,980	24,809
Sarepta Therapeutics, Inc.*	3,300	245,949
Seagen, Inc.*	5,400	749,844
Twist Bioscience Corp.*	1,500	185,790
Ultragenyx Pharmaceutical, Inc.*	16,490	1,877,551
Vertex Pharmaceuticals, Inc.*	68,599	14,741,239
Vir Biotechnology, Inc.*	4,200	215,334
Voyager Therapeutics, Inc.*	27,260	128,395
Xencor, Inc.*	4,700	202,382

		79,100,909

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	25,000	2,996,000
ABIOMED, Inc.*	1,848	589,013
Accuray, Inc.*	2,250	11,138
Align Technology, Inc.*	8,600	4,657,158
Atrion Corp.	66	42,326
Baxter International, Inc.	9,500	801,230
Becton Dickinson and Co.	6,262	1,522,605
Boston Scientific Corp.*	90,500	3,497,825
Cantel Medical Corp.*	1,600	127,744
Cooper Cos., Inc. (The)	600	230,454
Dexcom, Inc.*	4,000	1,437,560
Edwards Lifesciences Corp.*	23,266	1,945,968
ESC Co.(r)*	6,100	—
Haemonetics Corp.*	2,000	222,020
Hill-Rom Holdings, Inc.	1,800	198,864
Hologic, Inc.*	9,000	669,420
ICU Medical, Inc.*	800	164,352
IDEXX Laboratories, Inc.*	3,600	1,761,516
Insulet Corp.*	31,576	8,238,810
Intuitive Surgical, Inc.*	9,059	6,694,057
iRhythm Technologies, Inc.*	1,800	249,948
LivaNova plc*	1,800	132,714
Masimo Corp.*	1,800	413,388
Medtronic plc	25,469	3,008,653
Merit Medical Systems, Inc.*	3,700	221,556
Natus Medical, Inc.*	1,452	37,186
Neogen Corp.*	2,200	195,558
Novocure Ltd.*	4,200	555,156
NuVasive, Inc.*	2,100	137,676
Penumbra, Inc.*	1,200	324,696
Quidel Corp.*	1,518	194,198
ResMed, Inc.	6,279	1,218,252
STERIS plc	1,400	266,672
Stryker Corp.	22,230	5,414,783
Tandem Diabetes Care, Inc.*	3,100	273,575
Teleflex, Inc.	1,300	540,098
Varian Medical Systems, Inc.*	1,400	247,142
West Pharmaceutical Services, Inc.	3,200	901,696

		50,141,007

Health Care Providers & Services (3.7%)
Amedisys, Inc.*	1,300	344,227
AmerisourceBergen Corp.	3,081	363,774
AMN Healthcare Services, Inc.*	3,100	228,470
Anthem, Inc.	5,312	1,906,742
Cardinal Health, Inc.	12,900	783,675
Centene Corp.*	27,894	1,782,706
Chemed Corp.	900	413,838
Cigna Corp.	25,797	6,236,167
CorVel Corp.*	924	94,793
DaVita, Inc.*	2,600	280,202
Encompass Health Corp.	2,900	237,510
Guardant Health, Inc.*	24,300	3,709,395
HCA Healthcare, Inc.	16,577	3,122,112
HealthEquity, Inc.*	3,200	217,600
Humana, Inc.	19,365	8,118,776
Laboratory Corp. of America Holdings*	1,000	255,030
LHC Group, Inc.*	1,300	248,573
McKesson Corp.	5,343	1,042,099
Molina Healthcare, Inc.*	2,400	561,024
Oak Street Health, Inc.*	3,900	211,653
Select Medical Holdings Corp.*	7,500	255,750
Signify Health, Inc., Class A(x)*	651	19,048
Tenet Healthcare Corp.*	5,197	270,244
UnitedHealth Group, Inc.	83,278	30,985,246

		61,688,654

Health Care Technology (0.2%)
American Well Corp., Class A*	1,342	23,311
Cerner Corp.	13,611	978,359
Certara, Inc.*	692	18,892
HMS Holdings Corp.*	3,960	146,421
Omnicell, Inc.*	1,650	214,285
Schrodinger, Inc.*	2,500	190,725
Teladoc Health, Inc.*	4,598	835,686
Veeva Systems, Inc., Class A*	5,900	1,541,316

		3,948,995

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A*	2,400	434,400
Adaptive Biotechnologies Corp.*	4,889	196,831
Agilent Technologies, Inc.	2,600	330,564
Avantor, Inc.*	74,696	2,160,955
Bio-Rad Laboratories, Inc., Class A*	5,410	3,090,030
Bio-Techne Corp.	1,700	649,281
Bruker Corp.	5,000	321,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	2,200	$637,626
ICON plc*	16,380	3,216,541
Illumina, Inc.*	5,572	2,139,982
IQVIA Holdings, Inc.*	3,200	618,048
Maravai LifeSciences Holdings, Inc., Class A*	2,019	71,957
Mettler-Toledo International, Inc.*	1,020	1,178,804
PerkinElmer, Inc.	1,800	230,922
PPD, Inc.*	6,900	261,096
PRA Health Sciences, Inc.*	2,100	321,993
Repligen Corp.*	68,900	13,394,849
Sotera Health Co.*	1,161	28,979
Syneos Health, Inc.*	2,800	212,380
Thermo Fisher Scientific, Inc.	19,865	9,065,989
Waters Corp.*	1,090	309,745

		38,872,372

Pharmaceuticals (1.3%)
Aerie Pharmaceuticals, Inc.*	2,800	50,036
Amneal Pharmaceuticals, Inc.*	10,300	69,319
Bausch Health Cos., Inc.*	19,922	632,324
Bristol-Myers Squibb Co.	30,992	1,956,525
Eli Lilly and Co.	31,732	5,928,172
Horizon Therapeutics plc*	7,500	690,300
Innoviva, Inc.*	3,432	41,012
Johnson & Johnson	13,357	2,195,223
Merck & Co., Inc.	83,300	6,421,597
Reata Pharmaceuticals, Inc., Class A*	1,200	119,640
Royalty Pharma plc, Class A	5,100	222,462
Supernus Pharmaceuticals, Inc.*	3,200	83,776
Zoetis, Inc.	16,247	2,558,578

		20,968,964

Total Health Care		254,720,901

Industrials (4.9%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	2,300	327,566
BWX Technologies, Inc.	3,600	237,384
HEICO Corp.	1,600	201,280
HEICO Corp., Class A	3,320	377,152
Huntington Ingalls Industries, Inc.	1,544	317,832
L3Harris Technologies, Inc.	25,087	5,084,633
Lockheed Martin Corp.	9,330	3,447,435
Mercury Systems, Inc.*	2,200	155,430
Northrop Grumman Corp.	5,400	1,747,656
TransDigm Group, Inc.*	7,682	4,516,402

		16,412,770

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,529	241,342
Expeditors International of Washington, Inc.	5,054	544,265
United Parcel Service, Inc., Class B	17,839	3,032,452

		3,818,059

Building Products (0.7%)
AAON, Inc.	2,449	171,454
Allegion plc	2,945	369,951
Armstrong World Industries, Inc.	2,100	189,189
Carrier Global Corp.	13,700	578,414
Johnson Controls International plc	80,303	4,791,680
Trane Technologies plc	26,180	4,334,361
Trex Co., Inc.*	5,000	457,700

		10,892,749

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	182,229
Cimpress plc*	1,300	130,169
Cintas Corp.	2,972	1,014,373
Copart, Inc.*	9,030	980,748
Driven Brands Holdings, Inc.*	161	4,093
MSA Safety, Inc.	1,900	285,038
Rollins, Inc.	10,575	363,992
Tetra Tech, Inc.	2,200	298,584
Waste Management, Inc.	2,400	309,648

		3,568,874

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	246,752

Electrical Equipment (0.4%)
AMETEK, Inc.	31,630	4,040,100
Array Technologies, Inc.*	185	5,517
EnerSys	2,200	199,760
Generac Holdings, Inc.*	2,700	884,115
Plug Power, Inc.*	16,500	591,360
Rockwell Automation, Inc.	2,434	646,081
Shoals Technologies Group, Inc., Class A*	293	10,190
Sunrun, Inc.*	5,000	302,400

		6,679,523

Industrial Conglomerates (0.2%)
3M Co.	13,990	2,695,593

Machinery (0.4%)
Allison Transmission Holdings, Inc.	5,900	240,897
Graco, Inc.	4,326	309,828
Illinois Tool Works, Inc.	6,104	1,352,158
Ingersoll Rand, Inc.*	41,201	2,027,502
Lincoln Electric Holdings, Inc.	100	12,294
Nordson Corp.	2,047	406,698
Pentair plc	12,916	804,925
Proto Labs, Inc.*	1,400	170,450
Toro Co. (The)	5,544	571,808
Welbilt, Inc.*	8,200	133,250

		6,029,810

Professional Services (0.5%)
ASGN, Inc.*	2,300	219,512
Booz Allen Hamilton Holding Corp.	5,200	418,756
CACI International, Inc., Class A*	900	221,994
CoStar Group, Inc.*	3,414	2,805,933
Equifax, Inc.	4,316	781,757
Exponent, Inc.	2,352	229,202
IHS Markit Ltd.	10,500	1,016,190
Insperity, Inc.	1,900	159,106
KBR, Inc.	9,000	345,510
Leidos Holdings, Inc.	2,200	211,816
TransUnion	8,000	720,000
Verisk Analytics, Inc.	6,968	1,231,176

		8,360,952

Road & Rail (1.2%)
Avis Budget Group, Inc.*	4,374	317,290
JB Hunt Transport Services, Inc.	1,700	285,719
Landstar System, Inc.	1,800	297,108
Lyft, Inc., Class A*	124,800	7,884,864
Norfolk Southern Corp.	3,470	931,764
Old Dominion Freight Line, Inc.	3,750	901,537
Uber Technologies, Inc.*	40,000	2,180,400
Union Pacific Corp.	33,914	7,474,985

		20,273,667

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,600	237,042
Fastenal Co.	17,504	880,101
SiteOne Landscape Supply, Inc.*	2,000	341,480
WW Grainger, Inc.	1,207	483,923

		1,942,546

Total Industrials		80,921,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (39.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,200	$664,158
Cisco Systems, Inc.	66,060	3,415,962
Lumentum Holdings, Inc.*	2,800	255,780
Motorola Solutions, Inc.	1,500	282,075
Plantronics, Inc.*	2,400	93,384

		4,711,359

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	15,188	1,001,952
CDW Corp.	6,100	1,011,075
Cognex Corp.	7,604	631,056
Dolby Laboratories, Inc., Class A	20,246	1,998,685
II-VI, Inc.*	4,000	273,480
IPG Photonics Corp.*	1,300	274,222
Keysight Technologies, Inc.*	2,800	401,520
Novanta, Inc.*	2,000	263,780
TE Connectivity Ltd.	78,101	10,083,620
Zebra Technologies Corp., Class A*	1,800	873,324

		16,812,714

IT Services (8.5%)
Accenture plc, Class A	24,044	6,642,155
Affirm Holdings, Inc.(x)*	890	62,941
Akamai Technologies, Inc.*	6,800	692,920
Automatic Data Processing, Inc.	13,887	2,617,283
Black Knight, Inc.*	5,800	429,142
Broadridge Financial Solutions, Inc.	5,000	765,500
Cass Information Systems, Inc.	525	24,292
Cognizant Technology Solutions Corp., Class A	3,300	257,796
EPAM Systems, Inc.*	2,300	912,387
Fastly, Inc., Class A(x)*	3,200	215,296
Fidelity National Information Services, Inc.	35,097	4,934,989
Fiserv, Inc.*	7,263	864,588
FleetCor Technologies, Inc.*	3,406	914,954
Gartner, Inc.*	3,711	677,443
Global Payments, Inc.	37,505	7,560,258
Globant SA*	1,600	332,176
GoDaddy, Inc., Class A*	6,500	504,530
Hackett Group, Inc. (The)	2,178	35,697
Jack Henry & Associates, Inc.	2,728	413,892
Mastercard, Inc., Class A	33,260	11,842,223
MAXIMUS, Inc.	2,900	258,216
MongoDB, Inc.*	31,823	8,510,425
NIC, Inc.	992	33,659
Okta, Inc.*	5,100	1,124,193
Paychex, Inc.	10,973	1,075,573
PayPal Holdings, Inc.*	122,317	29,703,460
Perspecta, Inc.	8,900	258,545
Shift4 Payments, Inc., Class A*	62,000	5,084,620
Shopify, Inc., Class A*	211	233,471
Snowflake, Inc., Class A*	679	155,681
Square, Inc., Class A*	50,600	11,488,730
StoneCo Ltd., Class A*	8,500	520,370
Switch, Inc., Class A	11,100	180,486
Twilio, Inc., Class A*	37,200	12,676,272
VeriSign, Inc.*	3,032	602,640
Visa, Inc., Class A	136,272	28,852,871
Western Union Co. (The)	9,600	236,736

		141,696,410

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.(x)*	57,024	4,476,384
Allegro MicroSystems, Inc.*	508	12,878
Analog Devices, Inc.	1,900	294,652
Applied Materials, Inc.	104,520	13,963,872
ASML Holding NV (Registered) (NYRS)	6,347	3,918,384
Broadcom, Inc.	49,041	22,738,350
Brooks Automation, Inc.	2,700	220,455
CMC Materials, Inc.	1,500	265,185
Cree, Inc.*	101,740	11,001,146
Enphase Energy, Inc.*	4,500	729,720
Entegris, Inc.	4,700	525,460
Inphi Corp.*	1,800	321,138
Intel Corp.	43,617	2,791,488
KLA Corp.	5,800	1,916,320
Lam Research Corp.	5,500	3,273,820
Lattice Semiconductor Corp.*	5,700	256,614
Maxim Integrated Products, Inc.	4,260	389,236
Microchip Technology, Inc.	7,748	1,202,645
MKS Instruments, Inc.	1,800	333,756
Monolithic Power Systems, Inc.	1,700	600,457
NVE Corp.	164	11,497
NVIDIA Corp.	29,560	15,782,971
QUALCOMM, Inc.	42,465	5,630,434
Semtech Corp.*	3,234	223,146
Silicon Laboratories, Inc.*	2,000	282,140
SolarEdge Technologies, Inc.*	2,200	632,368
Teradyne, Inc.	7,200	876,096
Texas Instruments, Inc.	17,281	3,265,936
Universal Display Corp.	1,518	359,417
Xilinx, Inc.	10,377	1,285,710

		97,581,675

Software (17.1%)
2U, Inc.*	2,000	76,460
8x8, Inc.*	6,300	204,372
Adobe, Inc.*	18,170	8,637,473
American Software, Inc., Class A	192	3,974
Anaplan, Inc.*	5,600	301,560
ANSYS, Inc.*	3,800	1,290,328
Appfolio, Inc., Class A(x)*	1,300	183,833
Appian Corp.(x)*	1,500	199,425
Aspen Technology, Inc.*	3,800	548,454
Atlassian Corp. plc, Class A*	20,560	4,333,226
Autodesk, Inc.*	47,058	13,042,125
Avalara, Inc.*	3,400	453,662
Bill.com Holdings, Inc.*	36,517	5,313,224
Blackbaud, Inc.*	1,300	92,404
C3.ai, Inc., Class A(x)*	539	35,526
Cadence Design Systems, Inc.*	10,405	1,425,381
CDK Global, Inc.	5,100	275,706
Cerence, Inc.*	17,936	1,606,707
Ceridian HCM Holding, Inc.*	3,100	261,237
Citrix Systems, Inc.	38,152	5,355,015
Cloudera, Inc.*	16,800	204,456
Cloudflare, Inc., Class A*	5,800	407,508
CommVault Systems, Inc.*	2,600	167,700
Coupa Software, Inc.*	2,900	737,992
Crowdstrike Holdings, Inc., Class A*	36,000	6,570,360
Datadog, Inc., Class A*	6,700	558,378
Datto Holding Corp.*	499	11,432
Digital Turbine, Inc.*	105,500	8,477,980
DocuSign, Inc.*	16,700	3,380,915
Dropbox, Inc., Class A*	8,900	237,274
Dynatrace, Inc.*	66,042	3,185,866
Elastic NV*	2,400	266,880
Envestnet, Inc.*	2,800	202,244
Everbridge, Inc.*	1,300	157,534
Fair Isaac Corp.*	1,400	680,470
FireEye, Inc.*	123,220	2,411,415
Five9, Inc.*	40,500	6,331,365
Fortinet, Inc.*	18,510	3,413,614
HubSpot, Inc.*	16,100	7,312,781
Intuit, Inc.	34,427	13,187,607
j2 Global, Inc.*	2,200	263,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
JFrog Ltd.(x)*	473	$20,987
LivePerson, Inc.*	630	33,226
Manhattan Associates, Inc.*	2,400	281,712
McAfee Corp., Class A(x)	778	17,692
Microsoft Corp.#	404,334	95,329,827
New Relic, Inc.*	1,900	116,812
NortonLifeLock, Inc.	24,600	522,996
Nuance Communications, Inc.*	163,492	7,134,791
Nutanix, Inc., Class A*	4,600	122,176
OneSpan, Inc.*	1,452	35,574
Oracle Corp.	62,502	4,385,765
Palo Alto Networks, Inc.*	3,900	1,256,034
Paycom Software, Inc.*	2,200	814,132
Paylocity Holding Corp.*	1,500	269,745
Pluralsight, Inc., Class A*	854	19,078
Proofpoint, Inc.*	1,800	226,422
PTC, Inc.*	5,000	688,250
Q2 Holdings, Inc.*	2,400	240,480
Qualys, Inc.*	2,000	209,560
RealPage, Inc.*	3,200	279,040
RingCentral, Inc., Class A*	30,300	9,025,764
salesforce.com, Inc.*	76,080	16,119,070
ServiceNow, Inc.*	43,357	21,683,269
Slack Technologies, Inc., Class A*	16,500	670,395
Smartsheet, Inc., Class A*	4,900	313,208
Splunk, Inc.*	22,003	2,980,966
Synopsys, Inc.*	12,275	3,041,500
Trade Desk, Inc. (The), Class A*	1,800	1,172,988
Tyler Technologies, Inc.*	1,546	656,323
Unity Software, Inc.(x)*	1,022	102,517
Varonis Systems, Inc.*	4,200	215,628
VMware, Inc., Class A(x)*	3,100	466,395
Workday, Inc., Class A*	30,258	7,516,995
Zendesk, Inc.*	33,270	4,412,267
Zix Corp.*	6,336	47,837
Zoom Video Communications, Inc., Class A*	9,784	3,143,501
Zscaler, Inc.*	2,500	429,175

		285,809,652

Technology Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	804,643	98,287,143
NetApp, Inc.	5,300	385,151
Pure Storage, Inc., Class A*	12,200	262,788
Seagate Technology plc	123,616	9,487,528
Western Digital Corp.	55,511	3,705,359

		112,127,969

Total Information Technology		658,739,779

Materials (0.8%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	1,300	365,742
Ecolab, Inc.	2,140	458,110
FMC Corp.	2,100	232,281
Ingevity Corp.*	2,200	166,166
NewMarket Corp.	462	175,634
RPM International, Inc.	4,678	429,674
Scotts Miracle-Gro Co. (The)	2,400	587,928
Sherwin-Williams Co. (The)	3,106	2,292,259

		4,707,794

Containers & Packaging (0.1%)
Amcor plc	20,300	237,104
Avery Dennison Corp.	1,800	330,570
Ball Corp.	11,200	949,088
Berry Global Group, Inc.*	100	6,140
Crown Holdings, Inc.	3,100	300,824
Graphic Packaging Holding Co.	15,000	272,400

		2,096,126

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.*	155,753	5,128,947
Nucor Corp.	20,086	1,612,303
Royal Gold, Inc.	2,200	236,764

		6,978,014

Total Materials		13,781,934

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	16,667	3,984,413
Americold Realty Trust (REIT)	100	3,847
CoreSite Realty Corp. (REIT)	1,600	191,760
Crown Castle International Corp. (REIT)	14,632	2,518,606
Equinix, Inc. (REIT)	3,307	2,247,404
Equity LifeStyle Properties, Inc. (REIT)	3,316	211,030
Essex Property Trust, Inc. (REIT)	2,933	797,307
Extra Space Storage, Inc. (REIT)	4,200	556,710
Iron Mountain, Inc. (REIT)	6,100	225,761
Public Storage (REIT)	3,719	917,701
QTS Realty Trust, Inc. (REIT), Class A	3,200	198,528
Ryman Hospitality Properties, Inc. (REIT)*	2,400	186,024
SBA Communications Corp. (REIT)	666	184,848
Simon Property Group, Inc. (REIT)	9,562	1,087,869
STAG Industrial, Inc. (REIT)	7,100	238,631

		13,550,439

Real Estate Management & Development (0.0%)
Cushman & Wakefield plc(x)*	10,700	174,624
Redfin Corp.*	5,300	352,927

		527,551

Total Real Estate		14,077,990

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	18,670	1,411,639
NRG Energy, Inc.	6,200	233,926

		1,645,565

Gas Utilities (0.0%)
ONE Gas, Inc.	2,700	207,657

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	4,300	201,240
Ormat Technologies, Inc.	3,000	235,590

		436,830

Total Utilities		2,290,052

Total Common Stocks (94.7%) (Cost $649,633,485)		1,578,756,299

EXCHANGE TRADED FUNDS (ETF):
Equity (2.5%)
iShares Russell 1000 Growth ETF	84,644	20,571,878
Vanguard Growth ETF(x)	80,101	20,589,161

Total Exchange Traded Funds (2.5%) (Cost $41,094,565)		41,161,039

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $189,578)	4,100	192,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares	31,034,791	$31,050,307

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $900,004, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $918,004.(xx)	$900,000	900,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $5,994,915, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $6,114,813.(xx)	5,994,915	5,994,915
Natwest Markets Securities, Inc., 0.01%, dated 3/31/21, due 4/7/21, repurchase price $5,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 2.250%-3.500%, maturing 2/15/39-8/15/49; total market value $5,100,003.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		11,894,915

Total Short-Term Investments (2.6%) (Cost $42,945,264)		42,945,222

Total Investments in Securities (99.8%) (Cost $733,862,892)		1,663,055,301
Other Assets Less Liabilities (0.2%)		4,137,607

Net Assets (100%)		$1,667,192,908

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,130,020.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $13,501,503. This was collateralized by $1,780,905 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.625%, maturing 4/15/21 - 2/15/51 and by cash of $11,894,915 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

Futures contracts outstanding as of March 31, 2021 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	55	6/2021	USD	14,398,725	99,491
S&P 500 E-Mini Index	92	6/2021	USD	18,250,040	146,192
S&P Midcap 400 E-Mini Index	29	6/2021	USD	7,555,370	(164,251)

					81,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$256,329,071	$—	$—		$256,329,071
Consumer Discretionary	234,850,359	—	—		234,850,359
Consumer Staples	37,332,798	—	—		37,332,798
Energy	2,997,823	—	—		2,997,823
Financials	22,714,297	—	—		22,714,297
Health Care	254,720,901	—	—	(a)	254,720,901
Industrials	80,921,295	—	—		80,921,295
Information Technology	658,739,779	—	—		658,739,779
Materials	13,781,934	—	—		13,781,934
Real Estate	14,077,990	—	—		14,077,990
Utilities	2,290,052	—	—		2,290,052
Exchange Traded Funds	41,161,039	—	—		41,161,039
Futures	245,683	—	—		245,683
Master Limited Partnership
Financials	192,741	—	—		192,741
Short-Term Investments
Investment Company	31,050,307	—	—		31,050,307
Repurchase Agreements	—	11,894,915	—		11,894,915

Total Assets	$1,651,406,069	$11,894,915	$—		$1,663,300,984

Liabilities:
Futures	$(164,251)	$—	$—		$(164,251)

Total Liabilities	$(164,251)	$—	$—		$(164,251)

Total	$1,651,241,818	$11,894,915	$—		$1,663,136,733

(a)	Value is zero.

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,744,687
Aggregate gross unrealized depreciation	(13,323,227)

Net unrealized appreciation	$926,421,460

Federal income tax cost of investments in securities and derivative instruments, if applicable	$736,715,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.7%)
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		$943,187	$941,537
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
0.279%, 1/25/37(l)		1,683,875	1,249,237
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		259,794	257,122
Series 2017-1 AA
3.300%, 1/15/30§		17,440	17,192
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§		1,240,450	1,234,938
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		263,185	240,815
Series 2013-2 A
4.950%, 1/15/23		26,179	26,048
Series 2015-2 AA
3.600%, 9/22/27		91,580	92,954
Series 2015-2 B
4.400%, 9/22/23		105,506	99,175
Series 2016-1 B
5.250%, 1/15/24		1,144	1,075
Series 2016-2 B
4.375%, 6/15/24§		38,400	35,520
Series 2016-3 AA
3.000%, 10/15/28		250,666	252,546
Series 2017-1 B
4.950%, 2/15/25		9,769	9,085
Series 2019-1 AA
3.150%, 2/15/32		70,939	70,585
Series 2019-1 B
3.850%, 2/15/28		72,511	64,897
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§		3,000,000	3,020,077
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2020-FL1 B
1.906%, 2/15/35(l)§		145,000	144,909
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1 B
1.806%, 5/15/37(l)§		145,000	144,954
ASSURANT CLO Ltd.,
Series 2018-3A A
1.454%, 10/20/31(l)§		500,000	500,018
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
1.331%, 1/15/31(l)§		491,101	488,742
BDS Ltd.,
Series 2019-FL4 B
1.857%, 8/15/36(l)§		145,000	143,913
CIFC Funding Ltd.,
Series 2015-5A A1R
1.078%, 10/25/27(l)§		558,409	558,452
CLI Funding VI LLC,
Series 2019-1A A
3.710%, 5/18/44§		408,344	409,230
CLNC Ltd.,
Series 2019-FL1 B
2.010%, 8/20/35(l)§		145,000	145,468
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	404,210	474,166
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§		$750,000	744,367
Series 2021-A E
2.530%, 3/15/28§		500,000	497,399
Crown Castle Towers LLC,
3.222%, 5/15/22§		400,000	400,553
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)		5,649,875	2,174,792
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§		1,236,100	1,234,218
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§		900,000	892,185
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		48,505	48,626
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		495,000	523,139
Dorchester Park CLO DAC,
Series 2015-1A AR
1.124%, 4/20/28(l)§		376,114	376,136
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		486,719	473,514
Driver Australia Five Trust,
Series 5 A
0.940%, 7/21/26(l)(m)	AUD	146,333	111,302
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$130,077	131,530
Elevation CLO Ltd.,
Series 2018-9A A1
1.361%, 7/15/31(l)§		500,000	496,933
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	455,669	534,363
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.110%, 5/28/28(l)§		$347,444	347,494
FHLMC UMBS,
3.000%, 8/1/50		387,151	411,791
Greystone CRE Notes Ltd.,
Series 2019-FL2 B
1.706%, 9/15/37(l)§		145,000	144,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Home Equity Trust,
Series 2006-5 2A1
0.249%, 3/25/36(l)	$12,273	$5,492
Series 2007-10 A2A
6.500%, 11/25/37	2,147,078	1,391,244
Series 2007-8 A2
0.459%, 8/25/37(l)	247,754	243,421
Helios Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	402,566	406,434
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.249%, 10/25/36(l)	8,239,702	3,619,773
Invitation Homes Trust,
Series 2018-SFR3 A
1.108%, 7/17/37(l)§	109,045	109,249
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
1.368%, 4/25/30(l)§	500,000	499,998
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	700,000	758,265
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.073%, 1/17/28(l)§	333,737	333,749
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,265,037	2,218,034
Lendmark Funding Trust,
Series 2019-2A A
2.780%, 4/20/28§	218,000	223,929
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.236%, 5/15/28(l)§	240,410	240,410
Series 2019-CRE2 AS
1.606%, 5/15/36(l)§	246,000	245,924
Series 2019-CRE2 B
1.806%, 5/15/36(l)§	145,000	144,640
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
0.219%, 10/25/36(l)	2,953,131	1,269,368
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.661%, 8/20/24(l)§	408,139	424,121
Marathon CLO V Ltd.,
Series 2013-5A A1R
1.052%, 11/21/27(l)§	291,368	291,450
Mariner Finance Issuance Trust,
Series 2020-AA A
2.190%, 8/21/34§	100,000	101,654
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
0.429%, 7/25/37(l)	3,954,783	2,700,025
Midocean Credit CLO IX,
Series 2018-9A A1
1.374%, 7/20/31(l)§	500,000	499,818
Midocean Credit CLO VIII,
Series 2018-8A A1
1.332%, 2/20/31(l)§	500,000	500,033
Monarch Grove CLO Ltd.,
Series 2018-1A A1
1.098%, 1/25/28(l)§	260,459	260,476
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.423%, 4/18/25(l)§	14,289	14,292
MP CLO IV Ltd.,
Series 2013-2A ARR
1.498%, 7/25/29(l)§	500,000	498,510
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
2.006%, 2/15/36(l)§	145,000	145,457
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
0.429%, 2/25/37(l)	1,574,566	1,507,467
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
1.323%, 4/19/31(l)§	492,590	490,009
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	1,182,263	1,194,309
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
1.091%, 7/15/27(l)§	281,253	281,265
OFSI Fund IX Ltd.,
Series 2018-1A A
1.391%, 7/15/31(l)§	500,000	498,917
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	217,475	219,033
OneMain Financial Issuance Trust,
Series 2017-1A A1
2.370%, 9/14/32§	87,997	88,063
Series 2019-2A A
3.140%, 10/14/36§	210,000	223,093
Series 2020-1A A
3.840%, 5/14/32§	160,000	167,836
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.118%, 7/25/29(l)	125,621	125,702
PPM CLO Ltd.,
Series 2018-1A A
1.391%, 7/15/31(l)§	500,000	500,099
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	1,994,783	2,026,138
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	246,875	251,571
RASC Trust,
Series 2007-EMX1 A13
0.309%, 1/25/37(l)	1,845,350	1,673,486
Rockford Tower CLO Ltd.,
Series 2018-1A A
1.282%, 5/20/31(l)§	500,000	499,643

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	$260,409	$260,565
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	443,955	440,447
SBA Tower Trust (REIT),
1.884%, 1/15/26§	800,000	796,608
Scholar Funding Trust,
Series 2013-A A
0.759%, 1/30/45(l)§	114,900	114,397
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
0.279%, 8/25/36(l)	2,503,324	1,063,388
SLM Private Credit Student Loan Trust,
Series 2006-A A5
0.474%, 6/15/39(l)	167,358	163,531
Series 2006-B A5
0.454%, 12/15/39(l)	60,519	59,362
SLM Private Education Loan Trust,
Series 2010-C A5
4.856%, 10/15/41(l)§	249,000	270,041
SLM Student Loan Trust,
Series 2005-7 A4
0.368%, 10/25/29(l)	251,341	249,144
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	100,889
Series 2020-PTA A2A
1.600%, 9/15/54§	260,000	261,410
Series 2021-A B
2.310%, 1/15/53§	100,000	99,774
Series 2021-A C
2.990%, 1/15/53§	140,000	138,911
Series 2021-A D1
3.860%, 1/15/53§	100,000	98,251
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.059%, 1/25/39(l)§	62,402	62,652
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	1,024,967
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
1.395%, 10/26/31(l)§	500,000	499,606
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
1.373%, 4/18/31(l)§	500,000	499,292
Soundview Home Loan Trust,
Series 2007-OPT5 2A2
1.059%, 10/25/37(l)	4,332,910	3,432,103
STAR Trust,
Series 2021-SFR1 G
3.315%, 4/17/38(l)§	2,000,000	1,999,994
Steele Creek CLO Ltd.,
Series 2014-1RA A
1.294%, 4/21/31(l)§	500,000	496,806
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.373%, 1/17/26(l)§	35,050	35,054
Series 2013-1A A2R
1.393%, 1/17/26(l)§	35,050	35,050
Symphony CLO XVII Ltd.,
Series 2016-17A AR
1.121%, 4/15/28(l)§	530,115	530,138
Telos CLO Ltd.,
Series 2014-5A A1R
1.173%, 4/17/28(l)§	374,361	374,360
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	635,000	634,117
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
1.064%, 4/20/28(l)§	505,919	505,949
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.064%, 4/20/28(l)§	350,168	350,189
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	987,083	969,571
Towd Point Mortgage Trust,
Series 2019-1 M1
3.735%, 3/25/58(l)§	1,500,000	1,602,970
TRTX Issuer Ltd.,
Series 2019-FL3 AS
1.558%, 10/15/34(l)§	250,000	249,998
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	549,262	491,382
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	69,043	73,460
United Airlines Pass-Through Trust,
Series 2014-1 A
4.000%, 4/11/26	133,909	138,261
Series 2015-1 AA
3.450%, 12/1/27	11,736	12,162
Series 2016-2 AA
2.875%, 10/7/28	16,300	16,544
Series 2016-2 B
3.650%, 10/7/25	3,501	3,414
Series 2019-1 AA
4.150%, 8/25/31	421,291	450,254
Series 2020-1 A
5.875%, 10/15/27	917,276	1,012,443
Series 2020-1 B
4.875%, 1/15/26	50,000	51,750
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	5,519	5,778
Series 2004-20C 1
4.340%, 3/1/24	56,799	60,058
Series 2005-20B 1
4.625%, 2/1/25	7,041	7,462
Series 2008-20G 1
5.870%, 7/1/28	110,378	121,904
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	329,897	329,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§		$738,125	$768,797
Venture XVI CLO Ltd.,
Series 2014-16A ARR
1.091%, 1/15/28(l)§		424,649	424,668
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.121%, 4/15/27(l)§		436,302	437,021
Vericrest Opportunity Loan Trust,
Series 2020-NPL5 A1A
2.981%, 3/25/50(e)§		708,291	709,535
Vibrant CLO X Ltd.,
Series 2018-10A A1
1.424%, 10/20/31(l)§		500,000	497,991
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§		943,227	923,816
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.153%, 4/17/27(l)§		106,414	106,427

Total Asset-Backed Securities			71,120,252

Collateralized Mortgage Obligations (9.2%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.269%, 2/25/47(l)		37,532	34,909
Series 2006-OA6 1A2
0.529%, 7/25/46(l)		23,133	21,986
Series 2007-OH1 A1D
0.319%, 4/25/47(l)		40,180	30,107
American Home Mortgage Investment Trust,
Series 2006-1 2A1
1.951%, 12/25/35(l)		4,607,845	1,664,658
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		75,417	76,281
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.196%, 7/25/36(l)		1,597,137	1,350,852
Bear Stearns ARM Trust,
Series 2004-8 11A2
2.902%, 11/25/34(l)		175,348	169,125
Series 2005-1 2A1
2.847%, 3/25/35(l)		148,285	147,417
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,838,264	1,281,610
CHL GMSR Issuer Trust,
Series 2018-GT1 A
2.859%, 5/25/23(l)§		1,323,000	1,316,598
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		532,660	538,026
Series 2005-24 A1
5.500%, 11/25/35		397,095	316,759
Citigroup Mortgage Loan Trust,
Series 2019-B A1
3.258%, 4/25/66(l)§		1,681,195	1,696,189
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,673,588	1,628,015
COLT Mortgage Loan Trust,
Series 2020-3 A3
2.380%, 4/27/65(l)§		72,437	73,251
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,285,270	1,296,384
Eurohome UK Mortgages plc,
Series 2007-1 A
0.230%, 6/15/44(l)(m)	GBP	288,855	388,967
EuroMASTR plc,
Series 2007-1V A2
0.280%, 6/15/40(l)(m)		196,877	260,773
Eurosail-UK plc,
Series 2007-4X A3
1.030%, 6/13/45(l)(m)		543,720	749,286
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$1,042,012	1,187,490
Series 4116 AP
1.350%, 8/15/42		1,774,435	1,783,251
Series 4316 BZ
3.000%, 3/15/44		5,019,754	5,262,036
Series 4430 NZ
3.000%, 1/15/45		2,405,881	2,522,832
Series 4438 B
3.000%, 10/15/43		573,986	592,085
Series 4440 ZD
2.500%, 2/15/45		6,984,438	7,075,585
Series 4499 AB
3.000%, 6/15/42		738,253	756,010
Series 4610 KA
2.500%, 5/15/39		947,653	957,814
Series 4624 GA
2.500%, 4/15/40		338,987	340,905
Series 4750 PA
3.000%, 7/15/46		1,407,216	1,455,703
Series 4791 JT
3.000%, 5/15/48		1,396,313	1,460,357
Series 4989 FA
0.473%, 8/15/40(l)		330,810	332,066
Series 4989 FB
0.473%, 10/15/40(l)		245,708	246,629
Series 5004 LS
6.041%, 7/25/50 IO(l)		5,127,708	1,211,570
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		819,712	496,116
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		970,036	988,155
Series 2012-150 KA
1.750%, 1/25/43		2,625,605	2,662,838
Series 2013-123 PZ
2.700%, 3/25/43		4,925,782	5,067,057
Series 2015-11 A
3.000%, 5/25/34		862,023	901,645
Series 2016-55 EA
1.750%, 7/25/43		3,428,746	3,422,697
Series 2016-72 PA
3.000%, 7/25/46		1,267,962	1,301,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-81 PA
3.000%, 2/25/44		$751,643	$775,001
Series 2020-77 S
4.133%, 11/25/50 IO(l)		9,135,501	1,408,896
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	491,959
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1
6.000%, 12/25/35		661,889	629,702
GNMA,
Series 2013-116 LS
6.039%, 8/20/43 IO(l)		1,364,388	297,539
Series 2013-26 MS
6.139%, 2/20/43 IO(l)		1,318,476	282,785
Series 2014-20 TS
5.989%, 2/20/44 IO(l)		1,305,177	257,498
Series 2015-H15 FC
0.700%, 6/20/65(l)		315,360	318,224
Series 2015-H16 FM
0.719%, 7/20/65(l)		475,042	479,701
Series 2015-H18 FB
0.719%, 7/20/65(l)		288,153	290,744
Series 2015-H19 FK
0.719%, 8/20/65(l)		561,695	566,806
Series 2015-H20 FB
0.719%, 8/20/65(l)		335,631	338,818
Series 2015-H20 FC
0.740%, 8/20/65(l)		1,338,072	1,351,489
Series 2015-H22 FC
0.719%, 9/20/65(l)		649,161	655,442
Series 2015-H29 FA
0.820%, 10/20/65(l)		6,420	6,442
Series 2016-H11 F
0.920%, 5/20/66(l)		359,955	365,863
Series 2016-H14 FA
0.920%, 6/20/66(l)		367,180	373,294
Series 2016-H15 FA
0.920%, 7/20/66(l)		429,470	436,212
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
0.320%, 6/18/39(l)(m)		378,263	369,800
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.928%, 9/25/35(l)		36,581	37,281
Series 2006-AR2 2A1
2.707%, 4/25/36(l)		50,950	42,243
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
2.943%, 1/19/35(l)		187,817	202,360
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	1,715,554	2,371,827
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		$1,200,000	1,201,875
Impac CMB Trust,
Series 2003-8 2A1
1.009%, 10/25/33(l)		411	413
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.030%, 6/25/37(l)		980,815	812,085
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
0.379%, 2/25/37(l)		1,289,497	1,026,408
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,382,748	1,110,778
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		795,747	541,116
Series 2006-A3 6A1
3.017%, 8/25/34(l)		24,405	24,530
Series 2007-A1 3A3
3.171%, 7/25/35(l)		29,131	29,579
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		639,468	646,112
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		995,724	1,006,889
Ludgate Funding plc,
Series 2007-1 A2A
0.187%, 1/1/61(l)(m)	GBP	105,881	139,755
Series 2008-W1X A1
0.627%, 1/1/61(l)(m)		268,074	362,547
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$36,060	37,826
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.701%, 12/25/32(l)		7,234	7,076
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		1,329,084	1,321,317
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
0.455%, 4/16/36(l)§		313,782	289,342
MortgageIT Trust,
Series 2005-4 A1
0.669%, 10/25/35(l)		177,883	177,340
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		379,299	401,088
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		580,713	607,231
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,482,514	1,475,332
Series 2006-AP1 A5
5.559%, 1/25/36(e)		2,618,013	1,108,998
PRPM,
Series 2019-GS1 A1
3.500%, 10/25/24(l)§		1,295,404	1,306,135
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§		1,077,709	1,085,345
Series 2021-2 A1
2.115%, 12/31/49(l)§		2,487,000	2,486,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.499%, 12/25/35(l)§		$24,446	$24,519
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.449%, 6/25/35(l)§		49,105	46,889
Series 2006-R1 AF1
0.458%, 1/25/36(l)§		158,975	154,381
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		3,048,416	1,729,412
Series 2006-A9CB A7
6.000%, 9/25/36		4,088,519	2,097,600
Resloc UK plc,
Series 2007-1X A3B
0.239%, 12/15/43(l)(m)	GBP	110,174	146,661
RFMSI Series Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$600,277	572,962
RFMSI Trust,
Series 2006-SA2 3A1
4.546%, 8/25/36(l)		483,783	443,722
Sequoia Mortgage Trust,
Series 10 2A1
0.871%, 10/20/27(l)		1,409	1,387
Series 2003-4 2A1
0.811%, 7/20/33(l)		10,431	10,408
Series 6 A
0.751%, 4/19/27(l)		90,353	89,505
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,488,820
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
2.672%, 4/25/34(l)		237,015	251,496
Series 2005-19XS 2A1
0.409%, 10/25/35(l)		166,566	167,619
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.610%, 7/19/35(l)		29,519	28,659
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,175,640
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.951%, 7/20/45(l)§	GBP	885,320	1,222,315
Towd Point Mortgage Funding 2020-Auburn 14 plc,
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,423,350	1,967,387
Trinity Square plc,
Series 2015-1A A
1.181%, 7/15/51(l)§		115,455	159,200
Uropa Securities plc,
Series 2007-1 A3A
0.228%, 10/10/40(l)(m)		634,959	839,583
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§		$863,161	862,145

Total Collateralized Mortgage Obligations			97,101,638

Commercial Mortgage-Backed Securities (5.1%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.142%, 8/10/35(l)§		100,000	106,113
Series 2015-1211 D
4.142%, 8/10/35(l)§		100,000	104,038
20 Times Square Trust,
Series 2018-20TS B
3.100%, 5/15/35(l)§		268,000	267,787
245 Park Avenue Trust,
Series 2017-245P XA
0.149%, 6/5/37 IO(l)§		1,000,000	10,999
280 Park Avenue Mortgage Trust,
Series 2017-280P D
1.643%, 9/15/34(l)§		200,000	199,750
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		544,185	547,231
ACRES Commercial Realty Corp.,
Series 2020-RSO8 B
1.857%, 3/15/35(l)§		145,000	145,171
Alen Mortgage Trust,
Series 2021-ACEN D
3.206%, 4/15/34(l)§		100,000	100,031
AOA Mortgage Trust,
Series 2015-1177 C
3.010%, 12/13/29(l)§		200,000	200,429
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	87,110
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	80,314
Ashford Hospitality Trust,
Series 2018-ASHF D
2.206%, 4/15/35(l)§		16,000	15,638
Series 2018-KEYS A
1.106%, 6/15/35(l)§		600,000	599,261
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
2.056%, 12/15/36(l)§		290,000	276,956
Series 2017-ATRM E
3.156%, 12/15/36(l)§		224,000	193,684
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.606%, 8/14/34(l)§		100,000	105,117
Series 2017-SCH AF
1.106%, 11/15/33(l)§		100,000	97,212
Series 2017-SCH CL
1.606%, 11/15/32(l)§		100,000	88,702
Series 2017-SCH DL
2.106%, 11/15/32(l)§		100,000	82,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-DSNY C
1.456%, 9/15/34(l)§	$100,000	$99,258
Series 2018-DSNY D
1.806%, 9/15/34(l)§	200,000	196,533
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.359%, 9/15/48(l)	350,000	368,186
Series 2017-BNK3 XB
0.627%, 2/15/50 IO(l)	1,000,000	34,260
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B
1.606%, 3/15/36(l)§	234,000	234,000
BANK,
Series 2017-BNK4 C
4.372%, 5/15/50(l)	300,000	311,884
Series 2017-BNK6 XA
0.820%, 7/15/60 IO(l)	3,444,626	136,530
Series 2018-BN10 XA
0.730%, 2/15/61 IO(l)	3,701,089	159,509
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	266,480
Series 2019-BN19 C
4.033%, 8/15/61(l)	215,000	228,782
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	331,720
Series 2019-BN20 XA
0.837%, 9/15/62 IO(l)	158,984	9,599
Series 2019-BN20 XB
0.362%, 9/15/62 IO(l)	530,000	15,541
Series 2019-BN21 A5
2.851%, 10/17/52	20,000	20,823
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	23,024
Series 2020-BN25 B
3.043%, 1/15/63(l)	310,000	318,701
Series 2020-BN28 D
2.500%, 3/15/63§	40,000	35,209
Series 2020-BN30 XB
0.724%, 12/15/53 IO(l)	5,331,000	329,824
Series 2021-BN32 A5
2.643%, 4/15/54	120,000	122,514
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	965,776
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	109,686
Series 2017-DELC C
1.306%, 8/15/36(l)§	53,000	52,901
Series 2017-DELC D
1.806%, 8/15/36(l)§	60,000	59,850
Series 2017-DELC E
2.606%, 8/15/36(l)§	122,000	120,780
Series 2017-DELC F
3.606%, 8/15/36(l)§	121,000	112,998
Series 2018-TALL A
0.828%, 3/15/37(l)§	15,000	14,850
Series 2018-TALL D
1.555%, 3/15/37(l)§	40,000	39,016
Series 2019-BWAY D
2.266%, 11/15/34(l)§	14,000	13,680
Series 2021-C9 XA
1.771%, 2/15/54 IO(l)	2,714,000	349,857
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	92,839	97,956
Series 2015-SRCH XA
0.949%, 8/10/35 IO(l)§	984,025	46,339
Series 2018-CBM A
1.106%, 7/15/37(l)§	223,000	222,722
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	2,277,000	47,902
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
4.965%, 2/11/41(l)	28,651	28,649
Series 2007-T26 AM
5.432%, 1/12/45(l)	9,888	9,787
Benchmark Mortgage Trust,
Series 2018-B3 D
3.056%, 4/10/51(l)§	10,000	8,889
Series 2018-B5 A3
3.944%, 7/15/51	60,000	67,452
Series 2019-B10 3CCA
3.899%, 3/15/62(l)§	60,000	62,695
Series 2019-B13 XA
1.131%, 8/15/57 IO(l)	774,169	57,622
Series 2019-B9 A5
4.016%, 3/15/52	700,000	787,109
Series 2019-B9 XA
1.043%, 3/15/52 IO(l)	993,001	69,384
Series 2020-B16 C
3.536%, 2/15/53(l)	10,000	10,092
Series 2020-B16 XA
0.928%, 2/15/53 IO(l)	3,949,618	276,412
Series 2020-B17 XB
0.531%, 3/15/53 IO(l)	1,000,000	40,279
Series 2020-B20 XA
1.627%, 10/15/53 IO(l)	339,554	38,112
Series 2020-B21 XA
1.459%, 12/17/53 IO(l)	999,558	110,937
Series 2020-IG3 XA
0.730%, 9/15/48 IO(l)§	6,774,900	256,168
Series 2021-B23 XA
1.280%, 2/15/54 IO(l)	999,666	99,735
Series 2021-B24 XA
1.275%, 3/15/54 IO(l)	1,159,000	103,658
BFLD Trust,
Series 2020-EYP A
1.256%, 10/15/35(l)§	700,000	706,118
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	100,000	107,171
Series 2013-1515 C
3.446%, 3/10/33§	100,000	104,785
BX Commercial Mortgage Trust,
Series 2019-XL D
1.556%, 10/15/36(l)§	244,533	244,533
Series 2020-VIV3 B
3.544%, 3/9/44(l)§	100,000	104,127
Series 2020-VIV4 A
2.843%, 3/9/44§	290,000	293,656
BX Trust,
Series 2017-APPL E
3.256%, 7/15/34(l)§	73,099	73,144
Series 2017-SLCT D
2.156%, 7/15/34(l)§	47,026	47,056
Series 2017-SLCT E
3.256%, 7/15/34(l)§	113,900	114,043
Series 2019-OC11 A
3.202%, 12/9/41§	10,000	10,479

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-OC11 D
4.075%, 12/9/41(l)§	$114,000	$117,173
Series 2019-OC11 E
4.075%, 12/9/41(l)§	340,000	333,479
BXP Trust,
Series 2017-CC D
3.552%, 8/13/37(l)§	30,000	31,467
Series 2017-GM D
3.425%, 6/13/39(l)§	80,000	82,323
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
1.856%, 12/15/37(l)§	100,000	100,031
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	40,335	40,502
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,999
Series 2018-CD7 C
4.851%, 8/15/51(l)	250,000	269,425
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,991
Series 2016-C4 XA
1.648%, 5/10/58 IO(l)	642,773	44,655
Series 2016-C4 XB
0.713%, 5/10/58 IO(l)	110,000	3,830
Series 2018-TAN A
4.236%, 2/15/33§	100,000	104,338
Series 2018-TAN C
5.295%, 2/15/33§	100,000	104,018
CHC Commercial Mortgage Trust,
Series 2019-CHC B
1.606%, 6/15/34(l)§	101,562	100,764
CHT Mortgage Trust,
Series 2017-CSMO E
3.106%, 11/15/36(l)§	104,000	104,162
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	320,000	339,423
Series 2016-P3 C
4.887%, 4/15/49(l)	10,000	10,456
Series 2016-P4 A4
2.902%, 7/10/49	175,000	185,889
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	176,857
Series 2017-C4 A4
3.471%, 10/12/50	20,000	21,796
Series 2018-C6 A4
4.412%, 11/10/51	30,000	34,319
Series 2019-C7 A4
3.102%, 12/15/72	10,000	10,610
Series 2019-PRM D
4.350%, 5/10/36§	100,000	104,098
Series 2019-SST2 D
1.706%, 12/15/36(l)§	453,000	453,142
Series 2020-420K D
3.312%, 11/10/42(l)§	150,000	142,825
Series 2020-420K E
3.312%, 11/10/42(l)§	150,000	136,044
Series 2020-420K X
0.801%, 11/10/42 IO(l)§	1,000,000	66,519
Commercial Mortgage Pass-Through Certificates,
Series 2021-LBA A
0.840%, 3/15/38(l)§	260,000	259,594
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.014%, 3/10/46 IO(l)	513,056	7,328
Series 2013-GAM E
3.426%, 2/10/28(l)§	100,000	94,258
Series 2013-LC13 B
5.009%, 8/10/46(l)§	274,000	292,837
Series 2014-CR18 A4
3.550%, 7/15/47	9,513	10,162
Series 2014-CR21 A3
3.528%, 12/10/47	18,274	19,522
Series 2015-3BP B
3.238%, 2/10/35(l)§	300,000	316,549
Series 2015-3BP XA
0.060%, 2/10/35 IO(l)§	1,287,000	4,719
Series 2015-CR22 C
4.106%, 3/10/48(l)	300,000	322,146
Series 2015-CR22 XA
0.889%, 3/10/48 IO(l)	3,230,485	92,310
Series 2015-CR26 ASB
3.373%, 10/10/48	1,784,816	1,884,592
Series 2015-DC1 XA
1.022%, 2/10/48 IO(l)	3,026,565	91,883
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	22,021
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,056,033
Series 2017-COR2 D
3.000%, 9/10/50§	46,000	41,605
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	5,432
Series 2020-CX C
2.683%, 11/10/46(l)§	303,000	299,789
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
1.336%, 5/15/36(l)§	260,000	260,162
Series 2020-FACT C
2.706%, 10/15/37(l)§	303,000	304,885
Series 2020-NET A
2.257%, 8/15/37§	282,000	287,493
Series 2020-NET D
3.704%, 8/15/37(l)§	200,000	204,646
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.264%, 4/15/50(l)	300,000	302,652
Series 2015-C1 XA
0.826%, 4/15/50 IO(l)	3,888,461	102,683
Series 2015-C2 A4
3.504%, 6/15/57	10,000	10,806
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	33,013
Series 2016-C5 C
4.628%, 11/15/48(l)	90,000	96,494
Series 2017-CX10 XB
0.134%, 11/15/50 IO(l)	1,000,000	14,571
Series 2018-CX12 A4
4.224%, 8/15/51(l)	10,000	11,287
Series 2018-CX12 C
4.764%, 8/15/51(l)	10,000	10,557
Series 2019-C15 A4
4.053%, 3/15/52	50,000	55,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-C16 C
4.237%, 6/15/52(l)	$40,000	$40,642
Series 2019-C16 XA
1.564%, 6/15/52 IO(l)	991,332	101,357
Series 2019-C17 C
3.934%, 9/15/52	45,000	47,001
Series 2019-C17 D
2.500%, 9/15/52§	10,000	8,502
Series 2019-C17 XA
1.365%, 9/15/52 IO(l)	5,043,216	448,119
Series 2019-C17 XB
0.559%, 9/15/52 IO(l)	1,000,000	42,595
Series 2019-C18 D
2.500%, 12/15/52§	170,000	149,086
Series 2020-C19 A3
2.561%, 3/15/53	79,298	80,068
CSMC Trust,
Series 2017-PFHP A
1.056%, 12/15/30(l)§	50,000	49,668
Series 2017-TIME A
3.646%, 11/13/39§	100,000	101,584
DBGS Mortgage Trust,
Series 2018-5BP B
0.936%, 6/15/33(l)§	100,000	99,875
Series 2019-1735 X
0.291%, 4/10/37 IO(l)§	1,365,000	29,182
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	21,529
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	16,105
DBUBS Mortgage Trust,
Series 2011-LC3A PM2
4.758%, 5/10/44(l)§	217,000	213,788
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	63,825
Series 2017-BRBK D
3.530%, 10/10/34(l)§	100,000	103,972
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A
1.108%, 4/15/36(l)§	91,384	91,277
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	203,681
Series K099 X1
0.886%, 9/25/29 IO(l)	199,462	13,068
Series K105 X1
1.523%, 1/25/30 IO(l)	859,427	99,407
Series K107 X1
1.591%, 1/25/30 IO(l)	761,470	92,005
Series K110 X1
1.698%, 4/25/30 IO(l)	279,708	35,881
Series K111 X1
1.572%, 5/25/30 IO(l)	260,651	31,875
Series K113 X1
1.387%, 6/25/30 IO(l)	999,973	107,858
Series K115 X1
1.328%, 6/25/30 IO(l)	2,159,094	226,035
Series K120 X1
1.039%, 10/25/30 IO(l)	2,468,417	204,604
Series K121 X1
1.029%, 10/25/30 IO(l)	119,943	9,855
Series K122 X1
0.883%, 11/25/30 IO(l)	2,349,125	169,058
Series K-1517 A2
1.716%, 7/25/35	2,500,000	2,320,034
Series K722 X1
1.307%, 3/25/23 IO(l)	2,581,033	46,199
Series KL06 XFX
1.364%, 12/25/29 IO	170,000	15,290
FHLMC UMBS,
3.500%, 3/1/46	196,221	212,960
3.500%, 6/1/49	272,612	295,613
3.500%, 8/1/49	407,598	446,319
4.000%, 6/1/50	170,106	185,322
3.000%, 8/1/50	678,261	719,522
3.000%, 9/1/50	1,134,308	1,180,980
FNMA ACES,
Series 2020-M15 X1
1.575%, 9/25/31 IO(l)	4,795,837	633,747
FREMF Mortgage Trust,
Series 2018-K80 B
4.229%, 8/25/50(l)§	20,000	22,146
FRESB Mortgage Trust,
Series 2018-SB53 A10F
3.643%, 6/25/28(l)	21,139	22,808
GCT Commercial Mortgage Trust,
Series 2021-GCT C
1.806%, 2/15/38(l)§	120,000	120,000
GNMA,
Series 2012-23
0.178%, 6/16/53 IO(l)	27,016	208
Series 2013-191
0.678%, 11/16/53 IO(l)	41,659	816
Series 2013-30
0.645%, 9/16/53 IO(l)	112,393	2,348
Series 2013-63
0.764%, 9/16/51 IO(l)	152,919	4,774
Series 2015-22
0.599%, 3/16/55 IO(l)	103,291	3,000
Series 2016-128
0.869%, 9/16/56 IO(l)	84,977	4,631
Series 2016-26
0.786%, 2/16/58 IO(l)	316,715	13,493
Series 2016-96
0.902%, 12/16/57 IO(l)	67,822	3,538
Series 2021-20
1.117%, 8/16/62 IO(l)	6,641,168	637,098
Series 2021-22
0.997%, 5/16/63 IO(l)	7,115,026	639,849
Series 2021-52
0.848%, 4/16/63 IO(l)	7,920,000	663,734
Grace Trust,
Series 2020-GRCE D
2.680%, 12/10/40(l)§	307,000	297,154
Great Wolf Trust,
Series 2019-WOLF E
2.838%, 12/15/36(l)§	254,000	247,019
Series 2019-WOLF F
3.237%, 12/15/36(l)§	254,000	242,576
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	56,293
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	99,921
Series 2018-TWR A
1.006%, 7/15/31(l)§	110,000	109,451
Series 2018-TWR D
1.706%, 7/15/31(l)§	110,000	107,266
Series 2019-BOCA A
1.306%, 6/15/38(l)§	100,000	100,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-SOHO A
1.006%, 6/15/36(l)§	$50,000	$49,937
Series 2019-SOHO E
1.981%, 6/15/36(l)§	246,000	235,810
Series 2020-TWN3 B
2.606%, 11/15/37(l)§	100,000	100,461
Series 2020-TWN3 D
3.806%, 11/15/37(l)§	100,000	100,462
GS Mortgage Securities Trust,
Series 2012-GCJ9 C
4.448%, 11/10/45(l)§	20,000	20,462
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	31,324
Series 2015-GC28 XA
0.991%, 2/10/48 IO(l)	2,746,776	88,719
Series 2015-GC32 C
4.422%, 7/10/48(l)	10,000	10,694
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,980
Series 2015-GS1 XA
0.762%, 11/10/48 IO(l)	1,896,818	60,561
Series 2016-GS3 XA
1.217%, 10/10/49 IO(l)	299,214	16,820
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	9,387
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	8,829
Series 2017-GS7 XA
1.119%, 8/10/50 IO(l)	2,489,796	139,920
Series 2018-GS9 C
4.362%, 3/10/51(l)	375,000	404,939
Series 2019-GSA1 C
3.805%, 11/10/52(l)	10,000	10,296
Series 2019-GSA1 XA
0.831%, 11/10/52 IO(l)	1,194,873	73,010
Series 2020-GC45 XA
0.674%, 2/13/53 IO(l)	3,321,364	161,050
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	107,464
HPLY Trust,
Series 2019-HIT F
3.256%, 11/15/36(l)§	200,130	191,628
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	106,016
Series 2017-APTS BFL
1.056%, 6/15/34(l)§	139,177	139,137
Series 2017-APTS CFL
1.206%, 6/15/34(l)§	139,177	139,292
Series 2017-APTS DFX
3.497%, 6/15/34(l)§	100,000	95,728
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D
2.006%, 6/15/32(l)§	8,010	7,811
Series 2018-AON A
4.128%, 7/5/31§	36,000	38,441
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
1.407%, 6/15/45(l)§	78,704	79,216
Series 2015-JP1 C
4.730%, 1/15/49(l)	100,000	108,129
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	347,674
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	8,829
Series 2018-LAQ A
1.106%, 6/15/32(l)§	328,829	328,828
Series 2018-PHH A
2.410%, 6/15/35(l)§	106,599	106,461
Series 2018-WPT DFX
5.350%, 7/5/33§	60,000	63,220
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	123,508
Series 2018-WPT FFX
5.542%, 7/5/33(l)§	181,000	182,248
Series 2020-609M D
2.876%, 10/15/33(l)§	130,000	130,446
Series 2020-ACE C
3.694%, 1/10/37(l)§	187,000	184,446
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	173,689
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B
4.553%, 9/15/47(l)	150,000	162,084
Series 2014-C25 XA
0.845%, 11/15/47 IO(l)	3,072,696	80,817
Series 2015-C27 D
3.854%, 2/15/48(l)§	300,000	271,506
Series 2015-C32 XA
1.212%, 11/15/48 IO(l)	1,717,687	56,075
Series 2015-C33 C
4.611%, 12/15/48(l)	221,000	236,946
Series 2015-C33 D1
4.111%, 12/15/48(l)§	200,000	181,021
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	21,799
Series 2017-JP6 C
3.759%, 7/15/50(l)	350,000	364,547
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,960
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	21,699
Series 2019-COR5 C
3.750%, 6/13/52	16,000	16,397
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.565%, 6/15/49 IO(l)	1,540,271	88,280
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	67,752
Series 2018-C8 A4
4.211%, 6/15/51	10,000	11,323
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	313,691
Series 2020-COR7 XA
1.660%, 5/13/53 IO(l)	2,560,949	285,838
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP XA
1.173%, 2/15/36 IO(l)§	978,248	67,400
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	313,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LCCM Mortgage Trust,
Series 2014-909 A
3.388%, 5/15/31§	$100,000	$99,950
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.985%, 3/10/50 IO(l)§	2,827,549	82,042
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A
2.156%, 7/15/35(l)§	286,000	289,018
Series 2021-FL5 A
0.958%, 7/15/36(l)§	700,000	699,730
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	784,948	817,350
Series 2015-C20 B
4.160%, 2/15/48	150,000	161,724
Series 2015-C20 C
4.462%, 2/15/48(l)	150,000	160,653
Series 2015-C20 XA
1.284%, 2/15/48 IO(l)	2,425,410	92,518
Series 2015-C23 A4
3.719%, 7/15/50	15,000	16,430
Series 2015-C25 C
4.525%, 10/15/48(l)	70,000	76,259
Series 2015-C27 ASB
3.557%, 12/15/47	464,513	492,412
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,056,443
Series 2016-C31 C
4.298%, 11/15/49(l)	215,000	218,829
Series 2016-C32 A4
3.720%, 12/15/49	166,000	184,172
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	41,974
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART B
2.480%, 9/13/31§	250,000	247,052
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.014%, 6/11/42(l)	16,883	17,450
Series 2014-CPT B
3.445%, 7/13/29(l)§	500,000	499,966
Series 2014-CPT E
3.445%, 7/13/29(l)§	100,000	99,937
Series 2017-H1 B
4.075%, 6/15/50	198,000	217,283
Series 2017-H1 D
2.546%, 6/15/50§	210,000	172,031
Series 2017-H1 XD
2.197%, 6/15/50 IO(l)§	300,000	34,956
Series 2017-HR2 D
2.730%, 12/15/50	210,000	179,018
Series 2018-H3 C
4.849%, 7/15/51(l)	10,000	10,741
Series 2018-H3 D
3.000%, 7/15/51§	17,000	15,444
Series 2018-H4 C
5.075%, 12/15/51(l)	10,000	10,877
Series 2018-L1 A3
4.139%, 10/15/51	10,000	11,165
Series 2018-MP A
4.276%, 7/11/40(l)§	219,000	236,370
Series 2019-H6 XB
0.718%, 6/15/52 IO(l)	1,000,000	53,399
Series 2019-L2 XA
1.026%, 3/15/52 IO(l)	2,905,533	202,989
Series 2019-L3 XA
0.643%, 11/15/52 IO(l)	4,531,868	222,327
Series 2020-L4 B
3.082%, 2/15/53	207,000	215,009
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
1.056%, 6/15/35(l)§	212,025	209,479
Series 2018-SOX A
4.404%, 6/17/38§	100,000	109,890
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.379%, 5/10/39 IO(l)§	1,000,000	22,726
One Market Plaza Trust,
Series 2017-1MKT D
4.146%, 2/10/32§	100,000	102,122
Series 2017-1MKT XCP
0.090%, 2/10/32 IO(l)§	1,000,000	1,386
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
PFP Ltd.,
Series 2019-6 A
1.156%, 4/14/37(l)§	251,721	251,723
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	92,142	92,267
Series 2017-ROSS B
2.239%, 6/15/33(l)§	92,142	92,597
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.477%, 9/15/39(l)§	30,000	29,375
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.702%, 2/15/51(l)	226,000	248,439
Series 2019-C16 B
4.320%, 4/15/52(l)	272,000	307,505
Series 2019-C17 XA
1.485%, 10/15/52 IO(l)	988,901	99,220
Series 2019-C18 XA
1.041%, 12/15/52 IO(l)	989,830	67,363
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 D
5.031%, 8/10/49(l)§	10,000	10,212
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	730,626	735,056
VNDO Trust,
Series 2016-350P D
3.903%, 1/10/35(l)§	100,000	101,752
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	144,962
Series 2015-C27 XA
0.887%, 2/15/48 IO(l)	3,516,182	98,475
Series 2015-NXS1 XA
1.095%, 5/15/48 IO(l)	2,032,160	76,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-NXS2 XA
0.663%, 7/15/58 IO(l)		$3,653,901	$84,834
Series 2016-BNK1 XD
1.258%, 8/15/49 IO(l)§		1,000,000	60,321
Series 2016-C32 A3FL
1.528%, 1/15/59(l)		38,057	39,506
Series 2016-C33 C
3.896%, 3/15/59		129,000	133,880
Series 2016-C33 XA
1.617%, 3/15/59 IO(l)		1,018,729	67,313
Series 2016-C34 A3FL
1.148%, 6/15/49(l)§		30,000	30,610
Series 2016-C35 B
3.438%, 7/15/48		325,000	343,013
Series 2017-C38 XA
1.021%, 7/15/50 IO(l)		2,519,362	126,401
Series 2017-C39 D
4.348%, 9/15/50(l)§		10,000	9,109
Series 2017-C39 XA
1.112%, 9/15/50 IO(l)		2,460,684	135,081
Series 2017-C41 B
4.188%, 11/15/50(l)		220,000	231,743
Series 2017-HSDB A
0.956%, 12/13/31(l)§		100,000	97,961
Series 2018-C45 C
4.727%, 6/15/51		10,000	10,488
Series 2019-C50 XA
1.417%, 5/15/52 IO(l)		955,535	83,827
Series 2020-C55 AS
2.937%, 2/15/53		207,000	214,167
Series 2020-C55 XA
1.310%, 2/15/53 IO(l)		4,079,036	385,674
Series 2020-C56 XA
1.429%, 6/15/53 IO(l)		3,751,221	372,759
Series 2020-C58 XA
1.889%, 7/15/53 IO(l)		2,308,019	330,969
Series 2020-SDAL D
2.196%, 2/15/37(l)§		40,000	37,603
Series 2021-SAVE C
1.906%, 2/15/40(l)§		175,000	175,546
Series 2021-SAVE D
2.606%, 2/15/40(l)§		175,000	176,091
Series 2021-SAVE E
3.756%, 2/15/40(l)§		175,000	176,419

Total Commercial Mortgage-Backed Securities			54,476,469

Corporate Bonds (27.6%)
Communication Services (2.0%)
Diversified Telecommunication Services (1.0%)
Altice France SA
7.375%, 5/1/26§		300,000	312,000
AT&T, Inc.
3.400%, 5/15/25		150,000	162,586
1.700%, 3/25/26		153,000	152,969
3.800%, 2/15/27		100,000	109,875
4.250%, 3/1/27		150,000	168,443
1.650%, 2/1/28		19,000	18,380
4.100%, 2/15/28		220,000	245,376
4.350%, 3/1/29		1,016,000	1,143,503
4.300%, 2/15/30		427,000	479,575
2.750%, 6/1/31		186,000	185,047
2.250%, 2/1/32		600,000	567,045
2.550%, 12/1/33§		423,000	400,681
4.500%, 5/15/35		600,000	677,357
2.600%, 5/19/38	EUR	125,000	165,207
3.500%, 9/15/53§		$256,000	235,668
3.550%, 9/15/55§		36,000	32,867
Deutsche Telekom International Finance BV
3.600%, 1/19/27§		150,000	163,972
Level 3 Financing, Inc.
3.400%, 3/1/27§		600,000	634,752
Verizon Communications, Inc.
0.750%, 3/22/24		35,000	35,040
0.850%, 11/20/25		50,000	48,858
1.450%, 3/20/26		40,000	40,015
4.125%, 3/16/27		297,000	335,923
2.100%, 3/22/28		131,000	131,162
4.329%, 9/21/28		841,000	961,835
3.150%, 3/22/30		268,000	282,360
1.500%, 9/18/30		528,000	484,178
1.680%, 10/30/30§		271,000	251,316
2.550%, 3/21/31		886,000	884,102
4.500%, 8/10/33		17,000	19,692
4.272%, 1/15/36		503,000	565,948
4.862%, 8/21/46		28,000	33,557
4.522%, 9/15/48		23,000	26,415
3.550%, 3/22/51		57,000	56,860
3.700%, 3/22/61		124,000	122,052

			10,134,616

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27		10,000	10,924
1.350%, 9/15/30		173,000	155,997
2.500%, 9/15/50		28,000	23,334
Electronic Arts, Inc.
1.850%, 2/15/31		700,000	658,060
NBCUniversal Media LLC
4.450%, 1/15/43		32,000	37,477
TWDC Enterprises 18 Corp.
2.350%, 12/1/22		45,000	46,462
3.150%, 9/17/25		75,000	81,116
Walt Disney Co. (The)
3.000%, 9/15/22		36,000	37,357
3.800%, 3/22/30		250,000	278,958
2.650%, 1/13/31		600,000	608,416
2.750%, 9/1/49		77,000	70,100
4.700%, 3/23/50		106,000	132,592

			2,140,793

Interactive Media & Services (0.0%)
Alphabet, Inc.
0.450%, 8/15/25		110,000	107,267
Baidu, Inc.
2.875%, 7/6/22		200,000	204,875

			312,142

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	226,222
6.384%, 10/23/35		39,000	50,854
6.484%, 10/23/45		377,000	493,331
5.375%, 5/1/47		152,000	177,585
5.750%, 4/1/48		89,000	108,609
Comcast Corp.
3.700%, 4/15/24		55,000	60,065
3.150%, 3/1/26		125,000	135,394
3.300%, 4/1/27		448,000	486,666
4.150%, 10/15/28		245,000	279,554
2.650%, 2/1/30		834,000	854,188
3.400%, 4/1/30		226,000	244,724
1.950%, 1/15/31		166,000	159,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
4.650%, 7/15/42		$93,000	$112,086
3.969%, 11/1/47		96,000	106,296
3.999%, 11/1/49		65,000	71,990
2.450%, 8/15/52		230,000	194,453
Cox Communications, Inc.
3.250%, 12/15/22§		40,000	41,816
3.150%, 8/15/24§		469,000	500,606
Discovery Communications LLC
2.950%, 3/20/23		40,000	41,776
3.800%, 3/13/24		50,000	53,838
3.900%, 11/15/24		50,000	54,673
1.900%, 3/19/27	EUR	108,000	135,923
3.625%, 5/15/30		$41,000	43,878
Fox Corp.
4.709%, 1/25/29		100,000	114,712
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	17,257
ViacomCBS, Inc.
3.700%, 8/15/24		62,000	67,195
4.375%, 3/15/43		46,000	49,699
5.850%, 9/1/43		79,000	100,903
WPP Finance 2010
3.625%, 9/7/22		27,000	28,156

			5,012,247

Wireless Telecommunication Services (0.3%)
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26§		200,000	221,875
Rogers Communications, Inc.
4.100%, 10/1/23		50,000	54,015
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§		137,250	138,280
T-Mobile USA, Inc.
3.500%, 4/15/25§		200,000	215,782
3.750%, 4/15/27§		637,000	696,266
3.875%, 4/15/30§		1,201,000	1,305,103
Vodafone Group plc
4.375%, 5/30/28		200,000	229,585
5.250%, 5/30/48		86,000	107,155
4.875%, 6/19/49		241,000	283,732

			3,251,793

Total Communication Services			20,851,591

Consumer Discretionary (1.5%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24		40,000	43,644
Magna International, Inc.
2.450%, 6/15/30		52,000	52,042

			95,686

Automobiles (0.7%)
BMW US Capital LLC
2.550%, 4/1/31§		61,000	61,793
Daimler Finance North America LLC
3.350%, 5/4/21§		150,000	150,398
3.750%, 11/5/21§		700,000	713,702
2.550%, 8/15/22§		700,000	718,690
Ford Credit Canada Co.
(CDOR03 + 3.03%),
3.485%, 1/10/22(k)	CAD	900,000	716,233
General Motors Co.
6.125%, 10/1/25		$361,000	424,560
5.000%, 10/1/28		42,000	48,024
Hyundai Capital America
3.950%, 2/1/22§		100,000	102,469
1.150%, 11/10/22§		700,000	703,500
2.375%, 2/10/23§		216,000	221,737
0.800%, 4/3/23§		700,000	698,529
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§		650,000	658,443
2.750%, 3/9/28§		828,000	820,958
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	500,000	653,898
4.810%, 9/17/30§		$1,103,000	1,208,233

			7,901,167

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	629,202
Las Vegas Sands Corp.
3.200%, 8/8/24		100,000	104,021
Marriott International, Inc.
Series FF
4.625%, 6/15/30		25,000	27,945
Series HH
2.850%, 4/15/31		69,000	67,737
Series X
4.000%, 4/15/28		25,000	26,636
McDonald’s Corp.
3.350%, 4/1/23		15,000	15,803
1.450%, 9/1/25		55,000	55,493
3.700%, 1/30/26		75,000	82,620
2.625%, 9/1/29		237,000	242,172
2.125%, 3/1/30		28,000	27,275
3.600%, 7/1/30		71,000	77,273
4.450%, 3/1/47		139,000	159,572
Sands China Ltd.
5.400%, 8/8/28		200,000	227,988
Starbucks Corp.
2.450%, 6/15/26		50,000	52,273
3.550%, 8/15/29		100,000	108,631
2.250%, 3/12/30		211,000	208,414
2.550%, 11/15/30		722,000	723,857

			2,836,912

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22		400,000	418,372
2.600%, 10/15/25		50,000	52,367
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	26,696
Lennar Corp.
4.125%, 1/15/22		180,000	183,459
4.750%, 11/29/27		100,000	115,000
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	26,773
NVR, Inc.
3.950%, 9/15/22		27,000	28,119
PulteGroup, Inc.
5.500%, 3/1/26		56,000	65,232
Whirlpool Corp.
4.000%, 3/1/24		30,000	32,642

			948,660

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27		200,000	214,324
Amazon.com, Inc.
2.400%, 2/22/23		100,000	103,780
3.800%, 12/5/24		50,000	55,386
5.200%, 12/3/25		100,000	118,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.150%, 8/22/27		$50,000	$54,637
1.500%, 6/3/30		85,000	81,031
3.875%, 8/22/37		87,000	99,396
Booking Holdings, Inc.
2.750%, 3/15/23		50,000	52,105
4.100%, 4/13/25		217,000	241,930
4.500%, 4/13/27		200,000	230,516
eBay, Inc.
1.900%, 3/11/25		70,000	71,801
Expedia Group, Inc.
6.250%, 5/1/25§		264,000	305,433
3.250%, 2/15/30		236,000	239,446

			1,867,834

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22		211,000	217,528
3.500%, 9/15/27		15,000	15,993

			233,521

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25		75,000	83,615
Dollar Tree, Inc.
4.000%, 5/15/25		100,000	110,220
Target Corp.
3.375%, 4/15/29		100,000	109,395

			303,230

Specialty Retail (0.2%)
AutoNation, Inc.
3.500%, 11/15/24		25,000	26,883
Home Depot, Inc. (The)
2.625%, 6/1/22		100,000	102,419
2.125%, 9/15/26		65,000	67,940
0.900%, 3/15/28(x)		65,000	61,702
2.950%, 6/15/29		336,000	355,805
Lowe’s Cos., Inc.
4.000%, 4/15/25		214,000	236,760
2.500%, 4/15/26		100,000	104,751
1.300%, 4/15/28		79,000	74,936
3.650%, 4/5/29		369,000	402,999
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	56,551
Ross Stores, Inc.
0.875%, 4/15/26		50,000	48,331
TJX Cos., Inc. (The)
3.500%, 4/15/25		200,000	218,064

			1,757,141

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23		36,000	37,182
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	15,454
VF Corp.
2.950%, 4/23/30		200,000	206,838

			259,474

Total Consumer Discretionary			16,203,625

Consumer Staples (1.3%)
Beverages (0.5%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36		346,000	405,326
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25		250,000	277,821
4.750%, 1/23/29		792,000	924,955
3.500%, 6/1/30		71,000	76,787
4.900%, 1/23/31		377,000	448,910
4.500%, 6/1/50		600,000	677,996
Bacardi Ltd.
4.450%, 5/15/25§		500,000	554,995
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	53,889
2.125%, 9/6/29		200,000	200,137
2.000%, 3/5/31		65,000	63,440
2.500%, 6/1/40		71,000	66,661
1.000%, 3/9/41	EUR	100,000	114,445
Constellation Brands, Inc.
2.650%, 11/7/22		$100,000	101,915
4.250%, 5/1/23		25,000	26,792
Diageo Capital plc
2.375%, 10/24/29		200,000	200,979
Keurig Dr Pepper, Inc.
4.057%, 5/25/23		100,000	107,210
3.200%, 5/1/30		166,000	175,403
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	106,250
PepsiCo, Inc.
2.750%, 3/1/23		62,000	64,910
2.750%, 4/30/25		75,000	79,965
3.000%, 10/15/27		100,000	108,112
2.750%, 3/19/30		200,000	208,681
3.375%, 7/29/49		35,000	36,092
Suntory Holdings Ltd.
2.550%, 6/28/22§		400,000	409,111

			5,490,782

Food & Staples Retailing (0.3%)
7-Eleven, Inc.
1.800%, 2/10/31§		700,000	651,580
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§		171,000	185,390
Costco Wholesale Corp.
2.300%, 5/18/22		50,000	51,042
1.600%, 4/20/30		200,000	191,672
Kroger Co. (The)
2.800%, 8/1/22		25,000	25,746
2.650%, 10/15/26		50,000	52,842
4.500%, 1/15/29		25,000	28,898
Sysco Corp.
5.650%, 4/1/25		800,000	930,347
3.250%, 7/15/27		50,000	53,871
Walgreen Co.
3.100%, 9/15/22		36,000	37,339
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		50,000	54,334
3.450%, 6/1/26		75,000	81,161
Walmart, Inc.
2.550%, 4/11/23		54,000	56,334
3.400%, 6/26/23		25,000	26,621
3.300%, 4/22/24		37,000	40,030
2.650%, 12/15/24		50,000	53,171
3.050%, 7/8/26		40,000	43,315
3.700%, 6/26/28		50,000	56,102
3.250%, 7/8/29		200,000	218,587
2.375%, 9/24/29		25,000	25,714

			2,864,096

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	52,634
Bunge Ltd. Finance Corp.
4.350%, 3/15/24		50,000	54,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Campbell Soup Co.
3.650%, 3/15/23		$15,000	$15,875
4.150%, 3/15/28		25,000	27,957
Conagra Brands, Inc.
3.200%, 1/25/23		15,000	15,604
4.850%, 11/1/28		225,000	262,184
Danone SA
2.589%, 11/2/23§		600,000	626,241
General Mills, Inc.
2.600%, 10/12/22		25,000	25,781
3.700%, 10/17/23		20,000	21,460
4.200%, 4/17/28		215,000	242,427
Hershey Co. (The)
3.375%, 5/15/23		25,000	26,523
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	14,798
Kellogg Co.
2.650%, 12/1/23		42,000	44,089
Mondelez International, Inc.
2.750%, 4/13/30		308,000	313,977
Tyson Foods, Inc.
4.500%, 6/15/22		91,000	94,494
Unilever Capital Corp.
2.900%, 5/5/27		100,000	107,393

			1,946,149

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24		25,000	27,362
1.800%, 5/15/30		15,000	14,326
Colgate-Palmolive Co.
3.250%, 3/15/24		62,000	66,960
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	11,360
3.200%, 4/25/29		50,000	53,982
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	49,047
1.200%, 10/29/30		50,000	46,225

			269,262

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	10,443
1.950%, 3/15/31		45,000	43,576

			54,019

Tobacco (0.3%)
Altria Group, Inc.
4.400%, 2/14/26		101,000	113,429
2.625%, 9/16/26		97,000	101,164
4.800%, 2/14/29		40,000	45,824
3.125%, 6/15/31	EUR	300,000	404,978
2.450%, 2/4/32		$98,000	93,143
5.800%, 2/14/39		63,000	76,773
6.200%, 2/14/59		11,000	13,418
BAT Capital Corp.
3.222%, 8/15/24		201,000	213,991
3.215%, 9/6/26		45,000	47,494
3.557%, 8/15/27		100,000	106,386
2.259%, 3/25/28		225,000	220,611
4.906%, 4/2/30		387,000	440,229
BAT International Finance plc
1.668%, 3/25/26		206,000	203,312
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	527,600
Philip Morris International, Inc.
2.625%, 3/6/23		36,000	37,516
3.250%, 11/10/24		150,000	162,256
1.450%, 8/1/39	EUR	125,000	139,708
Reynolds American, Inc.
4.450%, 6/12/25		$100,000	111,007
5.850%, 8/15/45		21,000	24,609

			3,083,448

Total Consumer Staples			13,707,756

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		100,000	106,824
Halliburton Co.
3.500%, 8/1/23		3,000	3,179
3.800%, 11/15/25		7,000	7,686
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		10,003	9,843
7.350%, 12/1/26 PIK(m)		191,195	73,451
7.350%, 12/1/26 PIK§		477	187
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		62,451	61,183
7.720%, 12/1/26 PIK§		553,810	100,112
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon),
4/30/21(y)§		163,662	1,076
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	24,960
Schlumberger Investment SA
2.650%, 6/26/30		200,000	200,608

			589,109

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	22,349
3.400%, 2/15/31		500,000	504,092
BP Capital Markets America, Inc.
3.245%, 5/6/22		54,000	55,730
3.790%, 2/6/24		30,000	32,494
3.194%, 4/6/25		40,000	43,029
3.588%, 4/14/27		100,000	109,223
4.234%, 11/6/28		200,000	226,504
BP Capital Markets plc
2.500%, 11/6/22		27,000	27,896
3.814%, 2/10/24		244,000	265,337
3.119%, 5/4/26		75,000	80,477
3.279%, 9/19/27		50,000	53,973
Cameron LNG LLC
3.302%, 1/15/35§		278,000	285,370
3.402%, 1/15/38§		95,000	94,913
Canadian Natural Resources Ltd.
2.950%, 1/15/23		50,000	51,884
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		180,000	207,198
5.875%, 3/31/25		87,000	98,905
5.125%, 6/30/27		424,000	484,380
3.700%, 11/15/29		230,000	241,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Chevron Corp.
2.355%, 12/5/22		$27,000	$27,783
3.191%, 6/24/23		75,000	79,121
2.895%, 3/3/24		150,000	159,853
2.954%, 5/16/26		50,000	53,557
3.078%, 5/11/50		58,000	55,912
Chevron USA, Inc.
0.687%, 8/12/25		65,000	63,623
4.200%, 10/15/49		22,000	24,779
Cimarex Energy Co.
4.375%, 3/15/29		100,000	109,974
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23		128,000	132,840
ConocoPhillips Co.
6.950%, 4/15/29		200,000	264,943
Diamondback Energy, Inc.
2.875%, 12/1/24		30,000	31,659
3.500%, 12/1/29		217,000	225,107
Ecopetrol SA
5.875%, 9/18/23		75,000	82,556
5.375%, 6/26/26		130,000	145,292
6.875%, 4/29/30		216,000	261,630
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%),
0.689%, 2/18/22(k)		600,000	601,825
3.700%, 7/15/27		50,000	54,256
Energen Corp.
4.625%, 9/1/21		50,000	50,375
Energy Transfer Operating LP
5.875%, 1/15/24		100,000	111,435
4.050%, 3/15/25		100,000	107,665
2.900%, 5/15/25		700,000	729,271
3.750%, 5/15/30		100,000	103,125
Enterprise Products Operating LLC
3.350%, 3/15/23		64,000	67,079
3.700%, 2/15/26		100,000	109,517
2.800%, 1/31/30(x)		30,000	30,949
EOG Resources, Inc.
4.150%, 1/15/26		123,000	138,064
4.375%, 4/15/30		200,000	229,420
Equinor ASA
1.750%, 1/22/26		55,000	56,138
3.625%, 9/10/28		100,000	109,637
Exxon Mobil Corp.
2.019%, 8/16/24		50,000	52,158
3.043%, 3/1/26		50,000	53,918
2.275%, 8/16/26		200,000	207,562
1.408%, 6/26/39	EUR	200,000	231,820
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40§		$200,000	192,000
Husky Energy, Inc.
4.000%, 4/15/24		100,000	106,807
Kinder Morgan Energy Partners LP
3.950%, 9/1/22		45,000	46,800
4.250%, 9/1/24		75,000	82,440
Kinder Morgan, Inc.
5.300%, 12/1/34		72,000	84,822
Magellan Midstream Partners LP
3.250%, 6/1/30		15,000	15,638
Marathon Oil Corp.
2.800%, 11/1/22		13,000	13,342
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	116,366
3.800%, 4/1/28		15,000	16,204
5.000%, 9/15/54		65,000	68,701
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		600,000	609,007
MPLX LP
3.500%, 12/1/22		25,000	26,070
4.000%, 2/15/25		100,000	108,872
4.000%, 3/15/28		200,000	219,577
NGPL PipeCo LLC
4.375%, 8/15/22§		312,000	323,768
4.875%, 8/15/27§		178,000	198,808
Northwest Pipeline LLC
4.000%, 4/1/27		399,000	443,806
Occidental Petroleum Corp.
6.950%, 7/1/24		300,000	327,750
3.200%, 8/15/26		600,000	574,800
ONEOK Partners LP
3.375%, 10/1/22		36,000	37,191
ONEOK, Inc.
5.850%, 1/15/26		65,000	75,965
4.350%, 3/15/29		50,000	54,147
Petroleos Mexicanos
6.875%, 10/16/25(m)		26,000	28,110
6.840%, 1/23/30		151,000	152,684
6.375%, 1/23/45		90,000	74,700
5.625%, 1/23/46		16,000	12,718
7.690%, 1/23/50		65,000	60,612
6.950%, 1/28/60		60,000	51,225
Phillips 66
4.300%, 4/1/22		73,000	75,753
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	26,732
Pioneer Natural Resources Co.
1.900%, 8/15/30		110,000	102,115
2.150%, 1/15/31		57,000	53,387
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	54,837
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		185,813	206,136
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		492,000	555,565
5.625%, 3/1/25		1,251,000	1,430,038
5.875%, 6/30/26		349,000	408,755
5.000%, 3/15/27		65,000	74,027
4.200%, 3/15/28		234,000	256,690
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	55,025
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	54,381
6.500%, 6/15/38		23,000	31,105
Total Capital International SA
3.750%, 4/10/24		75,000	82,032
3.455%, 2/19/29		100,000	108,552
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	32,900
4.250%, 5/15/28		100,000	112,326
7.625%, 1/15/39		37,000	55,173
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		502,000	635,547
4.000%, 3/15/28		190,000	210,459
3.950%, 5/15/50		28,000	28,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Valero Energy Corp.
2.850%, 4/15/25		$100,000	$104,274
4.000%, 4/1/29		65,000	70,212
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	10,459
4.500%, 11/15/23		50,000	54,488
4.300%, 3/4/24		50,000	54,446
4.550%, 6/24/24		25,000	27,556
2.600%, 3/15/31		65,000	63,394
7.750%, 6/15/31		35,000	46,181
Series A
7.500%, 1/15/31		16,000	21,107

			16,873,071

Total Energy			17,462,180

Financials (9.6%)
Banks (5.8%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	147,760
Banco Santander Chile
2.700%, 1/10/25§		$500,000	520,625
Banco Santander SA
3.125%, 2/23/23		200,000	209,022
2.706%, 6/27/24		200,000	211,000
1.849%, 3/25/26		200,000	199,469
3.306%, 6/27/29		200,000	211,164
2.749%, 12/3/30		200,000	189,659
Bancolombia SA
3.000%, 1/29/25		200,000	204,300
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%),
3.499%, 5/17/22(k)		1,072,000	1,075,952
3.300%, 1/11/23		100,000	104,980
(ICE LIBOR USD 3 Month + 1.00%),
1.218%, 4/24/23(k)		400,000	403,409
(ICE LIBOR USD 3 Month + 1.02%),
2.881%, 4/24/23(k)		300,000	307,185
(ICE LIBOR USD 3 Month + 0.79%),
3.004%, 12/20/23(k)		345,000	358,712
4.125%, 1/22/24		62,000	67,691
(ICE LIBOR USD 3 Month + 0.79%),
0.984%, 3/5/24(k)		300,000	302,460
4.000%, 4/1/24		50,000	54,609
(ICE LIBOR USD 3 Month + 0.94%),
3.864%, 7/23/24(k)		146,000	156,246
(SOFR + 0.74%), 0.810%, 10/24/24(k)		50,000	50,110
4.000%, 1/22/25		75,000	81,916
(ICE LIBOR USD 3 Month + 0.97%),
3.458%, 3/15/25(k)		150,000	161,071
3.875%, 8/1/25		306,000	338,025
(SOFR + 0.91%), 0.981%, 9/25/25(k)		50,000	49,830
(ICE LIBOR USD 3 Month + 0.87%),
2.456%, 10/22/25(k)		729,000	762,750
(ICE LIBOR USD 3 Month + 0.81%),
3.366%, 1/23/26(k)		230,000	246,914
(ICE LIBOR USD 3 Month + 0.64%),
2.015%, 2/13/26(k)		132,000	134,857
4.450%, 3/3/26		154,000	172,881
3.500%, 4/19/26		125,000	137,058
(SOFR + 1.01%), 1.197%, 10/24/26(k)		134,000	132,105
(ICE LIBOR USD 3 Month + 1.06%),
3.559%, 4/23/27(k)		53,000	57,647
(ICE LIBOR USD 3 Month + 1.58%),
3.824%, 1/20/28(k)		479,000	527,352
(ICE LIBOR USD 3 Month + 1.51%),
3.705%, 4/24/28(k)		125,000	136,296
(ICE LIBOR USD 3 Month + 1.37%),
3.593%, 7/21/28(k)		196,000	211,855
(ICE LIBOR USD 3 Month + 1.04%),
3.419%, 12/20/28(k)		551,000	588,573
(ICE LIBOR USD 3 Month + 1.31%),
4.271%, 7/23/29(k)		50,000	56,235
(ICE LIBOR USD 3 Month + 1.21%),
3.974%, 2/7/30(k)		240,000	264,548
(ICE LIBOR USD 3 Month + 1.18%),
3.194%, 7/23/30(k)		296,000	309,903
(ICE LIBOR USD 3 Month + 1.19%),
2.884%, 10/22/30(k)		304,000	312,398
(ICE LIBOR USD 3 Month + 0.99%),
2.496%, 2/13/31(k)		300,000	296,835
(SOFR + 1.37%), 1.922%, 10/24/31(k)		300,000	282,235
(ICE LIBOR USD 3 Month + 1.32%),
4.078%, 4/23/40(k)		40,000	44,002
(SOFR + 1.93%), 2.676%, 6/19/41(k)		79,000	73,608
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		100,000	109,250
Series L
3.950%, 4/21/25		244,000	266,430
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		700,000	700,978
(SOFR + 1.22%), 2.651%, 3/11/32(k)		100,000	100,176
Bank of Montreal
2.350%, 9/11/22		100,000	102,895
2.550%, 11/6/22		27,000	27,912
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	48,598
Series E
3.300%, 2/5/24		50,000	53,627
Bank of Nova Scotia (The)
1.950%, 2/1/23		200,000	205,586
3.400%, 2/11/24		100,000	107,367
4.500%, 12/16/25		100,000	113,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%),
1.184%, 7/20/23(k)§		$600,000	$609,214
Barclays Bank plc
7.625%, 11/21/22		220,000	241,347
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%),
1.850%, 1/10/23(k)		600,000	605,298
3.684%, 1/10/23		200,000	204,667
3.650%, 3/16/25		200,000	214,948
(SOFR + 2.71%), 2.852%, 5/7/26(k)		200,000	209,296
3.250%, 2/12/27(m)	GBP	500,000	745,160
(ICE LIBOR USD 3 Month + 1.90%),
4.972%, 5/16/29(k)		$279,000	320,318
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		292,000	283,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 3.811%, 3/10/42(k)		200,000	195,433
BBVA Bancomer SA
6.750%, 9/30/22§		200,000	214,500
BNP Paribas SA
3.250%, 3/3/23		45,000	47,379
3.375%, 1/9/25§		200,000	214,488
(ICE LIBOR USD 3 Month + 1.11%),
2.819%, 11/19/25(k)§		200,000	210,483
(SOFR + 2.07%), 2.219%, 6/9/26(k)§		200,000	204,896
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	687,967
(SOFR + 1.51%), 3.052%, 1/13/31(k)§		400,000	409,979
Canadian Imperial Bank of Commerce
0.500%, 12/14/23		50,000	49,803
3.100%, 4/2/24		100,000	106,599
Citigroup, Inc.
2.750%, 4/25/22		150,000	153,528
2.700%, 10/27/22		50,000	51,582
3.375%, 3/1/23		50,000	52,586
3.875%, 10/25/23		75,000	80,951
(SOFR + 1.67%), 1.678%, 5/15/24(k)		750,000	765,125
3.750%, 6/16/24		75,000	81,648
4.000%, 8/5/24		50,000	54,576
(SOFR + 0.69%), 0.776%, 10/30/24(k)		100,000	99,928
4.400%, 6/10/25		214,000	237,264
3.400%, 5/1/26		100,000	108,637
4.450%, 9/29/27		200,000	224,805
(ICE LIBOR USD 3 Month + 1.39%),
3.668%, 7/24/28(k)		640,000	698,910
(ICE LIBOR USD 3 Month + 1.19%),
4.075%, 4/23/29(k)		377,000	417,569
(ICE LIBOR USD 3 Month + 1.34%),
3.980%, 3/20/30(k)		184,000	202,756
(SOFR + 1.42%), 2.976%, 11/5/30(k)		912,000	943,482
(SOFR + 2.11%), 2.572%, 6/3/31(k)		148,000	147,562
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	105,894
3.250%, 4/30/30		103,000	108,660
Comerica, Inc.
4.000%, 2/1/29		50,000	55,729
Cooperatieve Rabobank UA
2.750%, 1/10/23		250,000	260,420
Credit Agricole SA
3.750%, 4/24/23§		500,000	531,476
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		500,000	521,130
Danske Bank A/S
5.000%, 1/12/22§		1,468,000	1,516,157
5.375%, 1/12/24§		500,000	556,621
5.375%, 1/12/24(m)		200,000	222,649
Discover Bank
4.200%, 8/8/23		500,000	539,869
Fifth Third Bancorp
2.375%, 1/28/25		50,000	51,997
Fifth Third Bank NA
1.800%, 1/30/23		250,000	255,737
Grupo Aval Ltd.
4.750%, 9/26/22(m)		200,000	208,500
4.375%, 2/4/30§		200,000	201,188
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.14%),
2.633%, 11/7/25(k)		200,000	209,027
4.300%, 3/8/26		200,000	223,583
(ICE LIBOR USD 3 Month + 1.35%),
4.292%, 9/12/26(k)		200,000	220,767
(ICE LIBOR USD 3 Month + 1.53%),
4.583%, 6/19/29(k)		426,000	477,945
4.950%, 3/31/30		400,000	465,839
(ICE LIBOR USD 3 Month + 1.61%),
3.973%, 5/22/30(k)		200,000	216,793
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	258,203
ING Groep NV
4.100%, 10/2/23		250,000	271,057
3.550%, 4/9/24		200,000	215,245
4.625%, 1/6/26§		250,000	282,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.400%, 7/1/26(k)§		200,000	198,388
JPMorgan Chase & Co.
3.250%, 9/23/22		64,000	66,708
2.972%, 1/15/23		200,000	204,115
3.200%, 1/25/23		54,000	56,718
(ICE LIBOR USD 3 Month + 0.70%),
3.207%, 4/1/23(k)		80,000	82,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 0.94%),
2.776%, 4/25/23(k)		$50,000	$51,177
2.700%, 5/18/23		50,000	52,163
3.875%, 2/1/24		100,000	108,969
(ICE LIBOR USD 3 Month + 0.73%),
3.559%, 4/23/24(k)		49,000	51,892
(ICE LIBOR USD 3 Month + 0.89%),
3.797%, 7/23/24(k)		107,000	114,452
3.875%, 9/10/24		50,000	53,670
(SOFR + 0.60%), 0.653%, 9/16/24(k)		135,000	135,058
(SOFR + 0.42%), 0.563%, 2/16/25(k)		30,000	29,751
(ICE LIBOR USD 3 Month + 1.16%),
3.220%, 3/1/25(k)		88,000	93,651
3.900%, 7/15/25		295,000	325,181
(SOFR + 1.59%), 2.005%, 3/13/26(k)		757,000	777,593
(SOFR + 1.85%), 2.083%, 4/22/26(k)		386,000	396,409
3.200%, 6/15/26		31,000	33,384
2.950%, 10/1/26		100,000	106,593
(SOFR + 0.80%), 1.045%, 11/19/26(k)		200,000	195,329
4.125%, 12/15/26		125,000	140,127
(ICE LIBOR USD 3 Month + 1.25%),
3.960%, 1/29/27(k)		258,000	284,842
(ICE LIBOR USD 3 Month + 1.34%),
3.782%, 2/1/28(k)		1,156,000	1,273,293
(ICE LIBOR USD 3 Month + 1.38%),
3.540%, 5/1/28(k)		75,000	81,597
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	705,682
(ICE LIBOR USD 3 Month + 1.12%),
4.005%, 4/23/29(k)		259,000	288,725
(ICE LIBOR USD 3 Month + 1.33%),
4.452%, 12/5/29(k)		195,000	222,837
(SOFR + 1.51%), 2.739%, 10/15/30(k)		200,000	202,785
(SOFR + 2.04%), 2.522%, 4/22/31(k)		250,000	248,312
(SOFR + 2.52%), 2.956%, 5/13/31(k)		200,000	202,967
(ICE LIBOR USD 3 Month + 1.46%),
4.032%, 7/24/48(k)		135,000	150,004
(ICE LIBOR USD 3 Month + 1.38%),
3.964%, 11/15/48(k)		52,000	57,578
(ICE LIBOR USD 3 Month + 1.22%),
3.897%, 1/23/49(k)		73,000	80,458
KeyCorp
2.550%, 10/1/29		50,000	50,270
Korea Development Bank (The)
2.125%, 10/1/24		200,000	210,700
Kreditanstalt fuer Wiederaufbau
2.125%, 6/15/22		100,000	102,309
2.375%, 12/29/22		135,000	139,995
2.125%, 1/17/23		118,000	121,953
1.625%, 2/15/23		375,000	384,558
0.250%, 10/19/23		100,000	99,719
2.500%, 11/20/24		125,000	133,505
0.625%, 1/22/26		135,000	132,859
2.875%, 4/3/28		90,000	98,216
0.750%, 9/30/30		105,000	95,244
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	78,636
0.875%, 3/30/26		20,000	19,837
1.750%, 7/27/26		75,000	77,488
0.875%, 9/3/30		100,000	91,607
Series 37
2.500%, 11/15/27		50,000	53,213
Series 40
0.500%, 5/27/25		30,000	29,636
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	542,370
4.500%, 11/4/24		200,000	221,760
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.437%, 3/7/25(k)	AUD	700,000	538,830
4.000%, 3/7/25		800,000	664,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)		$200,000	217,582
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		200,000	207,183
3.750%, 1/11/27		400,000	438,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.627%, 5/11/27(k)		400,000	397,208
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22		37,000	37,850
2.623%, 7/18/22		200,000	205,549
2.665%, 7/25/22		50,000	51,434
(ICE LIBOR USD 3 Month + 0.74%),
0.928%, 3/2/23(k)		500,000	503,792
3.455%, 3/2/23		245,000	258,399
3.761%, 7/26/23		50,000	53,544
2.801%, 7/18/24		200,000	211,757
2.193%, 2/25/25		1,071,000	1,103,765
3.741%, 3/7/29		100,000	108,370
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%),
1.241%, 7/10/24(k)		600,000	605,445
(ICE LIBOR USD 3 Month + 1.10%),
2.555%, 9/13/25(k)		325,000	339,562
(ICE LIBOR USD 3 Month + 0.83%),
2.226%, 5/25/26(k)		600,000	615,447
3.663%, 2/28/27		200,000	221,644
4.018%, 3/5/28		500,000	555,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.51%),
2.201%, 7/10/31(k)	$311,000	$297,950
MUFG Americas Holdings Corp.
3.500%, 6/18/22	45,000	46,650
Natwest Group plc
3.875%, 9/12/23	700,000	750,488
5.125%, 5/28/24	40,000	44,434
(ICE LIBOR USD 3 Month + 1.91%),
5.076%, 1/27/30(k)	200,000	231,029
Oesterreichische Kontrollbank AG
3.125%, 11/7/23	50,000	53,487
0.375%, 9/17/25	90,000	87,786
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%),
0.648%, 5/17/21(k)§	500,000	500,185
PNC Bank NA
4.050%, 7/26/28	250,000	279,479
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	75,000	81,734
Royal Bank of Canada
2.800%, 4/29/22	25,000	25,679
1.950%, 1/17/23	65,000	66,726
0.500%, 10/26/23	35,000	35,026
0.425%, 1/19/24	85,000	84,380
2.550%, 7/16/24	25,000	26,381
4.650%, 1/27/26	75,000	85,692
Santander Holdings USA, Inc.
3.400%, 1/18/23	50,000	52,127
3.450%, 6/2/25	50,000	53,392
4.500%, 7/17/25	50,000	55,164
Santander UK Group Holdings plc
2.875%, 8/5/21	244,000	246,214
(ICE LIBOR USD 3 Month + 1.40%),
3.823%, 11/3/28(k)	211,000	229,827
Santander UK plc
4.000%, 3/13/24	50,000	54,567
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§	500,000	544,844
Societe Generale SA
4.250%, 9/14/23§	500,000	540,378
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§	700,000	695,556
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22	100,000	103,024
2.778%, 10/18/22	25,000	25,889
2.448%, 9/27/24	700,000	733,207
2.348%, 1/15/25	625,000	649,089
1.474%, 7/8/25	600,000	600,330
3.784%, 3/9/26	100,000	109,719
3.364%, 7/12/27	100,000	107,863
3.352%, 10/18/27	100,000	108,135
3.202%, 9/17/29	50,000	51,276
2.142%, 9/23/30	100,000	93,678
Svenska Handelsbanken AB
3.900%, 11/20/23	250,000	271,813
Toronto-Dominion Bank (The)
1.900%, 12/1/22	50,000	51,287
3.250%, 3/11/24	100,000	107,519
1.150%, 6/12/25	50,000	50,002
0.750%, 1/6/26	200,000	195,073
Truist Bank
2.450%, 8/1/22	100,000	102,637
3.200%, 4/1/24	50,000	53,644
2.150%, 12/6/24	250,000	260,368
4.050%, 11/3/25	20,000	22,433
Truist Financial Corp.
2.750%, 4/1/22	200,000	204,520
3.750%, 12/6/23	25,000	27,056
2.850%, 10/26/24	25,000	26,683
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,161,950
US Bancorp
2.950%, 7/15/22	45,000	46,420
3.700%, 1/30/24	75,000	81,283
3.000%, 7/30/29	59,000	61,541
Series V
2.375%, 7/22/26	150,000	156,131
US Bank NA
2.850%, 1/23/23	250,000	260,515
Wells Fargo & Co.
3.750%, 1/24/24	50,000	53,937
(SOFR + 1.60%), 1.654%, 6/2/24(k)	100,000	102,163
3.000%, 2/19/25	100,000	106,147
3.550%, 9/29/25	100,000	108,932
(ICE LIBOR USD 3 Month + 0.75%),
2.164%, 2/11/26(k)	765,000	787,385
3.000%, 4/22/26	50,000	53,433
3.000%, 10/23/26	100,000	107,057
4.300%, 7/22/27	100,000	113,116
(ICE LIBOR USD 3 Month + 1.31%),
3.584%, 5/22/28(k)	278,000	302,959
4.150%, 1/24/29	200,000	224,511
(ICE LIBOR USD 3 Month + 1.17%),
2.879%, 10/30/30(k)	178,000	183,317
(ICE LIBOR USD 3 Month + 1.00%),
2.572%, 2/11/31(k)	585,000	588,412
(SOFR + 2.53%), 3.068%, 4/30/41(k)	337,000	329,004
Series M
3.450%, 2/13/23	54,000	56,864
Westpac Banking Corp.
2.500%, 6/28/22	50,000	51,356
3.300%, 2/26/24	100,000	107,552
2.700%, 8/19/26	75,000	79,514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30(k)	250,000	257,029

		61,660,114

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	54,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Ameriprise Financial, Inc.
3.000%, 4/2/25	$200,000	$213,425
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	76,927
3.450%, 8/11/23	100,000	107,178
2.100%, 10/24/24	100,000	105,017
2.450%, 8/17/26	75,000	78,833
(ICE LIBOR USD 3 Month + 1.07%),
3.442%, 2/7/28(k)	121,000	132,719
Series 0012
3.650%, 2/4/24	50,000	54,232
Series E
(ICE LIBOR USD 3 Month + 3.42%),
3.607%, 6/20/21(k)(y)	75,000	74,625
Series F
(ICE LIBOR USD 3 Month + 3.13%),
4.625%, 9/20/26(k)(y)	120,000	126,000
BlackRock, Inc.
3.500%, 3/18/24	50,000	54,175
3.250%, 4/30/29	15,000	16,179
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	54,546
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	626,154
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	51,957
3.850%, 5/21/25	50,000	55,230
0.900%, 3/11/26	65,000	64,192
3.200%, 3/2/27	11,000	11,966
3.200%, 1/25/28	66,000	70,964
CME Group, Inc.
3.000%, 3/15/25	75,000	80,089
Credit Suisse AG
2.950%, 4/9/25	250,000	263,819
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%),
2.997%, 12/14/23(k)§	600,000	620,975
(ICE LIBOR USD 3 Month + 1.24%),
4.207%, 6/12/24(k)§	600,000	640,748
4.550%, 4/17/26	250,000	279,508
Deutsche Bank AG
4.250%, 10/14/21	600,000	611,366
3.300%, 11/16/22	700,000	726,422
3.950%, 2/27/23	400,000	421,968
(SOFR + 1.13%), 1.000%, 4/1/25(k)	256,000	256,031
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	1,027,256
1.686%, 3/19/26	170,000	169,567
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	699,833
(SOFR + 3.04%), 3.547%, 9/18/31(k)	180,000	184,709
E*TRADE Financial Corp.
3.800%, 8/24/27	111,000	122,587
4.500%, 6/20/28	25,000	28,350
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%),
2.908%, 6/5/23(k)	100,000	102,585
(ICE LIBOR USD 3 Month + 0.99%),
2.905%, 7/24/23(k)	200,000	205,803
4.000%, 3/3/24	92,000	100,309
3.500%, 1/23/25	557,000	602,227
3.500%, 4/1/25	259,000	280,246
3.750%, 5/22/25	416,000	454,560
(ICE LIBOR USD 3 Month + 1.20%),
3.272%, 9/29/25(k)	150,000	160,502
3.750%, 2/25/26	125,000	137,051
(ICE LIBOR USD 3 Month + 1.17%),
1.364%, 5/15/26(k)	291,000	295,267
3.500%, 11/16/26	206,000	223,304
3.850%, 1/26/27	126,000	137,944
(SOFR + 0.80%), 1.431%, 3/9/27(k)	200,000	197,736
(ICE LIBOR USD 3 Month + 1.75%),
1.969%, 10/28/27(k)	600,000	629,703
(ICE LIBOR USD 3 Month + 1.51%),
3.691%, 6/5/28(k)	409,000	446,943
3.800%, 3/15/30	500,000	550,559
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	14,668
Intercontinental Exchange, Inc.
0.700%, 6/15/23	90,000	90,237
3.750%, 12/1/25	30,000	32,944
3.750%, 9/21/28	33,000	36,236
1.850%, 9/15/32	209,000	191,408
JAB Holdings BV
2.200%, 11/23/30§	600,000	562,547
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,408
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	50,500
Series 1
0.000%, 12/30/16(h)	10,200,000	25,245
Moody’s Corp.
3.250%, 1/15/28	53,000	56,925
Morgan Stanley
3.125%, 1/23/23	200,000	209,210
3.750%, 2/25/23	54,000	57,224
4.100%, 5/22/23	27,000	28,841
3.700%, 10/23/24	100,000	109,184
(SOFR + 1.15%), 2.720%, 7/22/25(k)	47,000	49,561
4.000%, 7/23/25	213,000	235,896
3.875%, 1/27/26	65,000	72,002
3.125%, 7/27/26	625,000	673,175
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	146,211
3.625%, 1/20/27	225,000	246,776
(ICE LIBOR USD 3 Month + 1.34%),
3.591%, 7/22/28(k)	379,000	411,051
(ICE LIBOR USD 3 Month + 1.14%),
3.772%, 1/24/29(k)	168,000	183,861
(ICE LIBOR USD 3 Month + 1.63%),
4.431%, 1/23/30(k)	639,000	731,398
(SOFR + 1.14%), 2.699%, 1/22/31(k)	837,000	849,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.03%), 1.794%, 2/13/32(k)	$250,000	$232,226
Series F
3.875%, 4/29/24	75,000	81,829
Nasdaq, Inc.
3.850%, 6/30/26	100,000	110,269
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	827,553
Northern Trust Corp.
3.150%, 5/3/29	25,000	26,724
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	50,529
S&P Global, Inc.
1.250%, 8/15/30	25,000	22,851
State Street Corp.
2.400%, 1/24/30	37,000	37,659
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(x)(y)	335,000	350,075
Stifel Financial Corp.
4.000%, 5/15/30	700,000	752,466
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	27,213
3.300%, 4/1/27	30,000	32,523
UBS AG
7.625%, 8/17/22	400,000	436,000
UBS Group AG
(USD Swap Semi 5 Year +4.34%), 7.000%, 1/31/24(k)(y)§	200,000	219,000
4.125%, 9/24/25§	510,000	566,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27(k)§	200,000	196,742

		21,740,985

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	150,000	159,103
6.500%, 7/15/25	250,000	291,480
1.750%, 1/30/26	150,000	145,331
Ally Financial, Inc.
5.800%, 5/1/25	200,000	232,044
American Express Co.
3.400%, 2/27/23	25,000	26,325
3.700%, 8/3/23	150,000	160,799
3.000%, 10/30/24	25,000	26,781
American Express Credit Corp.
3.300%, 5/3/27	265,000	289,706
American Honda Finance Corp.
1.950%, 5/20/22	65,000	66,191
0.400%, 10/21/22	50,000	49,977
0.650%, 9/8/23	40,000	40,051
3.550%, 1/12/24	25,000	26,976
2.150%, 9/10/24	100,000	104,313
2.000%, 3/24/28	10,000	9,981
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§	400,000	417,359
Capital One Financial Corp.
3.900%, 1/29/24	259,000	280,226
3.300%, 10/30/24	100,000	107,774
4.200%, 10/29/25	250,000	275,927
3.800%, 1/31/28	200,000	218,758
Caterpillar Financial Services Corp.
0.950%, 5/13/22	50,000	50,349
3.650%, 12/7/23	50,000	54,317
2.850%, 5/17/24	25,000	26,643
2.150%, 11/8/24	50,000	52,236
0.800%, 11/13/25	60,000	58,851
0.900%, 3/2/26	100,000	98,115
1.100%, 9/14/27	50,000	48,065
Discover Financial Services
5.200%, 4/27/22	27,000	28,305
3.950%, 11/6/24	75,000	81,886
4.100%, 2/9/27	40,000	44,349
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 1.276%, 8/3/22(k)	600,000	592,500
3.087%, 1/9/23	600,000	609,750
5.125%, 6/16/25	700,000	755,286
General Motors Financial Co., Inc.
4.375%, 9/25/21	51,000	51,941
3.450%, 4/10/22	75,000	76,829
3.550%, 7/8/22	500,000	517,875
5.200%, 3/20/23	42,000	45,539
3.700%, 5/9/23	375,000	394,892
5.100%, 1/17/24	114,000	126,040
3.500%, 11/7/24	50,000	53,655
4.000%, 1/15/25	75,000	81,451
4.350%, 4/9/25	108,000	118,560
2.750%, 6/20/25	216,000	225,173
5.250%, 3/1/26	50,000	57,243
4.000%, 10/6/26	97,000	105,429
4.350%, 1/17/27	200,000	221,480
3.600%, 6/21/30	50,000	52,715
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	500,000	502,132
John Deere Capital Corp.
2.700%, 1/6/23	250,000	260,173
2.650%, 6/24/24	25,000	26,525
LeasePlan Corp. NV
2.875%, 10/24/24§	600,000	631,192
PACCAR Financial Corp.
2.650%, 5/10/22	25,000	25,640
0.800%, 6/8/23	30,000	30,248
0.350%, 8/11/23	25,000	24,953
Synchrony Financial
4.375%, 3/19/24	10,000	10,875
4.250%, 8/15/24	37,000	40,335
3.700%, 8/4/26	50,000	53,469
Toyota Motor Credit Corp.
0.450%, 7/22/22	50,000	50,064
0.350%, 10/14/22	50,000	49,974
0.500%, 8/14/23	40,000	39,965
0.800%, 10/16/25	50,000	48,985
3.200%, 1/11/27	100,000	108,871
2.150%, 2/13/30	89,000	87,876
3.375%, 4/1/30	286,000	308,156

		9,858,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23		$75,000	$78,640
3.125%, 3/15/26		35,000	38,017
Block Financial LLC
5.500%, 11/1/22		36,000	37,769
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		61,191	60,970
GE Capital Funding LLC
3.450%, 5/15/25§		600,000	647,688
4.400%, 5/15/30§		700,000	790,948
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		200,000	227,620
MDGH - GMTN BV
2.500%, 11/7/24§		200,000	209,500
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	105,759
1.000%, 6/15/26		50,000	48,485
NTT Finance Corp.
1.162%, 4/3/26§		800,000	789,556
ORIX Corp.
2.250%, 3/9/31		65,000	62,811
Private Export Funding Corp.
Series II
2.050%, 11/15/22		46,000	47,364
Shell International Finance BV
2.375%, 8/21/22		36,000	36,989
3.400%, 8/12/23		75,000	80,214
2.875%, 5/10/26		50,000	53,340
2.500%, 9/12/26		50,000	52,399
2.375%, 11/7/29		499,000	502,589
2.750%, 4/6/30		200,000	205,664
4.375%, 5/11/45		27,000	31,045
Voya Financial, Inc.
3.650%, 6/15/26		50,000	55,156

			4,162,523

Insurance (0.3%)
Aflac, Inc.
3.625%, 11/15/24		125,000	137,593
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23(k)§		301,810	304,320
American Financial Group, Inc.
3.500%, 8/15/26		15,000	16,237
American International Group, Inc.
4.875%, 6/1/22		36,000	37,784
2.500%, 6/30/25		50,000	52,164
3.750%, 7/10/25		500,000	546,068
4.200%, 4/1/28		25,000	28,024
4.250%, 3/15/29		25,000	28,087
3.400%, 6/30/30		237,000	251,778
4.500%, 7/16/44		72,000	81,272
4.750%, 4/1/48		20,000	23,705
Aon Corp.
2.200%, 11/15/22		20,000	20,557
4.500%, 12/15/28		94,000	107,535
2.800%, 5/15/30		128,000	130,710
Aon plc
4.600%, 6/14/44		5,000	5,906
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		40,000	37,431
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	52,778
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	81,660
CNA Financial Corp.
2.050%, 8/15/30		20,000	18,845
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	27,297
Globe Life, Inc.
2.150%, 8/15/30		50,000	47,804
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	56,635
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		29,000	29,862
5.950%, 10/15/36		21,000	27,125
Kemper Corp.
2.400%, 9/30/30		25,000	23,837
Lincoln National Corp.
4.000%, 9/1/23		15,000	16,214
Loews Corp.
3.750%, 4/1/26		50,000	55,278
Markel Corp.
3.500%, 11/1/27		25,000	27,273
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24		50,000	54,745
4.375%, 3/15/29		74,000	84,813
1.979%, 3/21/30	EUR	100,000	131,243
2.250%, 11/15/30		$120,000	117,454
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	10,972
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	54,435
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)		27,000	28,415
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	74,107
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	10,901
3.150%, 6/15/30		20,000	20,655
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	53,505
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	38,105
Trinity Acquisition plc
4.400%, 3/15/26		50,000	56,424
Willis North America, Inc.
3.600%, 5/15/24		22,000	23,736

			3,033,289

Thrifts & Mortgage Finance (0.1%)
BPCE SA
4.000%, 9/12/23§		600,000	646,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
2.700%, 10/1/29§		$250,000	$253,632
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		600,000	633,769

			1,533,444

Total Financials			101,988,364

Health Care (2.1%)
Biotechnology (0.6%)
AbbVie, Inc.
3.250%, 10/1/22		36,000	37,222
2.900%, 11/6/22		73,000	75,648
2.300%, 11/21/22		50,000	51,369
2.600%, 11/21/24		641,000	675,506
3.800%, 3/15/25		799,000	874,565
3.600%, 5/14/25		175,000	190,360
3.200%, 5/14/26		137,000	147,337
2.950%, 11/21/26		500,000	531,311
3.200%, 11/21/29		270,000	285,934
4.550%, 3/15/35		224,000	262,470
4.500%, 5/14/35		56,000	64,685
4.450%, 5/14/46		143,000	165,344
Amgen, Inc.
2.650%, 5/11/22		100,000	102,005
3.625%, 5/15/22		45,000	46,096
3.625%, 5/22/24		50,000	53,916
2.450%, 2/21/30		406,000	407,922
4.400%, 5/1/45		149,000	169,628
Baxalta, Inc.
4.000%, 6/23/25		38,000	42,107
Biogen, Inc.
2.250%, 5/1/30		457,000	441,547
3.150%, 5/1/50		52,000	47,501
Gilead Sciences, Inc.
0.750%, 9/29/23		45,000	45,053
3.650%, 3/1/26		125,000	137,157
1.650%, 10/1/30		220,000	205,893
4.750%, 3/1/46		145,000	174,947
4.150%, 3/1/47		106,000	117,308
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	830,803

			6,183,634

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.400%, 11/30/23		35,000	37,470
2.950%, 3/15/25		100,000	106,906
3.750%, 11/30/26		28,000	31,361
Becton Dickinson and Co.
2.894%, 6/6/22		72,000	73,803
3.700%, 6/6/27		33,000	36,244
2.823%, 5/20/30		35,000	35,811
Boston Scientific Corp.
3.450%, 3/1/24		25,000	26,822
3.750%, 3/1/26		100,000	110,554
4.000%, 3/1/29		35,000	38,813
2.650%, 6/1/30		120,000	120,739
DH Europe Finance II Sarl
1.800%, 9/18/49	EUR	100,000	123,831
Medtronic Global Holdings SCA
1.375%, 10/15/40		100,000	118,977
Medtronic, Inc.
3.500%, 3/15/25		$31,000	33,910
Stryker Corp.
3.500%, 3/15/26		50,000	54,708
1.950%, 6/15/30		200,000	192,284
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		200,000	216,509

			1,358,742

Health Care Providers & Services (0.8%)
Aetna, Inc.
2.800%, 6/15/23		100,000	104,244
6.625%, 6/15/36		58,000	80,565
4.500%, 5/15/42		11,000	12,415
AmerisourceBergen Corp.
3.450%, 12/15/27		50,000	54,275
Anthem, Inc.
2.950%, 12/1/22		100,000	103,829
3.650%, 12/1/27		200,000	220,152
4.101%, 3/1/28		113,000	127,349
2.550%, 3/15/31		700,000	700,675
3.600%, 3/15/51		71,000	73,398
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	54,319
3.410%, 6/15/27		75,000	81,199
Centene Corp.
3.000%, 10/15/30		198,000	197,176
Cigna Corp.
3.750%, 7/15/23		19,000	20,308
3.400%, 3/1/27		157,000	170,247
4.375%, 10/15/28		1,312,000	1,498,844
CVS Health Corp.
3.700%, 3/9/23		29,000	30,739
3.375%, 8/12/24		75,000	80,915
3.875%, 7/20/25		80,000	88,350
1.300%, 8/21/27		65,000	62,615
4.300%, 3/25/28		140,000	158,677
3.250%, 8/15/29		781,000	822,855
3.750%, 4/1/30		326,000	354,212
5.125%, 7/20/45		130,000	158,665
HCA, Inc.
4.750%, 5/1/23		554,000	584,276
5.000%, 3/15/24		316,000	350,871
5.250%, 4/15/25		490,000	560,227
5.250%, 6/15/26		25,000	28,781
4.500%, 2/15/27		20,000	22,275
4.125%, 6/15/29		20,000	22,109
Humana, Inc.
3.850%, 10/1/24		50,000	54,552
4.875%, 4/1/30		118,000	138,565
Laboratory Corp. of America Holdings
3.750%, 8/23/22		20,000	20,730
3.600%, 2/1/25		200,000	216,456
McKesson Corp.
2.700%, 12/15/22		27,000	27,824
2.850%, 3/15/23		36,000	37,334
3.796%, 3/15/24		50,000	54,114
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	32,598
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23		10,000	10,605
UnitedHealth Group, Inc.
2.875%, 3/15/23		27,000	28,290
2.375%, 8/15/24		70,000	73,833
3.750%, 7/15/25		75,000	82,994
3.450%, 1/15/27		50,000	55,413
2.950%, 10/15/27		100,000	106,769
3.850%, 6/15/28		285,000	319,412
4.625%, 11/15/41		113,000	136,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
4.200%, 1/15/47		$66,000	$75,637

			8,296,626

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.050%, 9/22/26		159,000	170,155
2.750%, 9/15/29		169,000	173,062
2.100%, 6/4/30		23,000	22,268
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	15,839
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26		30,000	32,040
4.497%, 3/25/30		131,000	152,267
1.875%, 10/1/49	EUR	100,000	123,774

			689,405

Pharmaceuticals (0.6%)
AstraZeneca plc
3.125%, 6/12/27		$75,000	80,636
1.375%, 8/6/30		460,000	421,711
Bayer AG
1.125%, 1/6/30(m)	EUR	100,000	120,361
Bayer US Finance II LLC
3.875%, 12/15/23§		$600,000	647,711
4.250%, 12/15/25§		600,000	668,543
Bristol-Myers Squibb Co.
2.600%, 5/16/22		50,000	51,268
2.750%, 2/15/23		50,000	52,084
2.900%, 7/26/24		99,000	105,641
3.875%, 8/15/25		48,000	53,529
3.200%, 6/15/26		25,000	27,162
3.900%, 2/20/28		50,000	56,052
Eli Lilly and Co.
3.375%, 3/15/29		30,000	33,011
GlaxoSmithKline Capital plc
2.850%, 5/8/22		45,000	46,230
2.875%, 6/1/22		100,000	102,504
3.000%, 6/1/24		70,000	74,791
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		36,000	37,679
Johnson & Johnson
0.550%, 9/1/25		100,000	98,799
2.450%, 3/1/26		125,000	132,291
3.700%, 3/1/46		54,000	60,721
Merck & Co., Inc.
2.400%, 9/15/22		27,000	27,677
2.800%, 5/18/23		62,000	65,272
2.900%, 3/7/24		100,000	107,085
2.750%, 2/10/25(x)		50,000	53,278
3.400%, 3/7/29		188,000	206,668
2.450%, 6/24/50		15,000	13,251
Novartis Capital Corp.
2.400%, 5/17/22		100,000	102,164
3.400%, 5/6/24		50,000	54,135
Pfizer, Inc.
3.400%, 5/15/24		50,000	54,232
2.750%, 6/3/26		50,000	53,639
3.600%, 9/15/28		25,000	27,644
3.450%, 3/15/29		82,000	90,017
2.625%, 4/1/30		82,000	84,888
1.700%, 5/28/30		473,000	454,626
Royalty Pharma plc
1.200%, 9/2/25§		70,000	68,555
Sanofi
3.625%, 6/19/28		25,000	27,859
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	53,735
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23		50,000	54,662
2.050%, 3/31/30		400,000	384,222
2.000%, 7/9/40	EUR	125,000	156,646
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(x)		$600,000	636,187
Utah Acquisition Sub, Inc.
3.950%, 6/15/26		50,000	55,042
Viatris, Inc.
2.700%, 6/22/30§		200,000	197,325
Zoetis, Inc.
3.000%, 9/12/27		50,000	53,214
2.000%, 5/15/30		50,000	48,027

			6,000,774

Total Health Care			22,529,181

Industrials (2.2%)
Aerospace & Defense (0.8%)
BAE Systems Holdings, Inc.
3.850%, 12/15/25§		79,000	87,433
BAE Systems plc
3.400%, 4/15/30§		264,000	280,334
Boeing Co. (The)
1.950%, 2/1/24		600,000	614,584
1.433%, 2/4/24		700,000	701,124
2.850%, 10/30/24		93,000	97,420
4.875%, 5/1/25		155,000	172,550
2.750%, 2/1/26		800,000	820,931
2.196%, 2/4/26		400,000	398,278
2.700%, 2/1/27		75,000	74,004
5.040%, 5/1/27		100,000	113,726
3.450%, 11/1/28		25,000	25,604
5.150%, 5/1/30		100,000	114,927
5.930%, 5/1/60		56,000	71,520
Embraer Netherlands Finance BV
5.400%, 2/1/27		3,000	3,127
Embraer Overseas Ltd.
5.696%, 9/16/23(m)		10,000	10,487
General Dynamics Corp.
2.250%, 11/15/22		62,000	63,677
3.750%, 5/15/28		37,000	41,036
3.625%, 4/1/30		374,000	413,585
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25		100,000	108,790
4.200%, 5/1/30		142,000	157,814
L3Harris Technologies, Inc.
4.400%, 6/15/28		368,000	416,507
1.800%, 1/15/31		213,000	199,645
Leidos, Inc.
4.375%, 5/15/30§		178,000	197,872
Lockheed Martin Corp.
3.550%, 1/15/26		50,000	55,079
3.600%, 3/1/35		249,000	277,542
3.800%, 3/1/45		47,000	51,621
2.800%, 6/15/50		33,000	31,106
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	79,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
2.930%, 1/15/25		$100,000	$106,048
3.250%, 1/15/28		381,000	407,539
4.030%, 10/15/47		74,000	81,637
5.250%, 5/1/50		22,000	28,446
Raytheon Technologies Corp.
3.200%, 3/15/24		75,000	80,049
3.150%, 12/15/24		50,000	53,951
3.125%, 5/4/27		100,000	107,274
7.200%, 8/15/27		27,000	35,137
7.000%, 11/1/28		143,000	183,313
4.125%, 11/16/28		311,000	349,338
2.150%, 5/18/30	EUR	100,000	131,677
2.250%, 7/1/30		$94,000	92,487
5.400%, 5/1/35		3,000	3,790
4.500%, 6/1/42		23,000	27,090
4.200%, 12/15/44		32,000	33,910
4.150%, 5/15/45		114,000	125,645
4.625%, 11/16/48		30,000	35,938
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	490,000
Textron, Inc.
3.875%, 3/1/25		500,000	539,456
4.000%, 3/15/26		25,000	27,308
3.900%, 9/17/29		164,000	177,526

			8,797,687

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28		100,000	114,131
4.100%, 2/1/45		26,000	27,894
4.550%, 4/1/46		21,000	23,749
United Parcel Service, Inc.
2.500%, 4/1/23		25,000	26,052
2.400%, 11/15/26		50,000	52,745
3.400%, 3/15/29		159,000	172,491
2.500%, 9/1/29		35,000	35,642
4.450%, 4/1/30		254,000	297,712
5.200%, 4/1/40		77,000	99,127
4.875%, 11/15/40		31,000	38,585

			888,128

Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2019-1 A
3.500%, 2/15/32		472,930	442,189
Southwest Airlines Co.
4.750%, 5/4/23		25,000	26,994
5.250%, 5/4/25		75,000	85,367
5.125%, 6/15/27		50,000	57,556

			612,106

Building Products (0.2%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		600,000	614,361
Carrier Global Corp.
2.242%, 2/15/25		411,000	425,614
2.722%, 2/15/30		250,000	252,259
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29		50,000	52,237
Johnson Controls International plc
5.125%, 9/14/45		3,000	3,740
Masco Corp.
1.500%, 2/15/28		700,000	671,260
2.000%, 10/1/30		25,000	23,704
Owens Corning
3.950%, 8/15/29		100,000	109,901
3.875%, 6/1/30		20,000	21,834

			2,174,910

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27		100,000	111,057
RELX Capital, Inc.
4.000%, 3/18/29		158,000	174,414
3.000%, 5/22/30		262,000	270,902
Republic Services, Inc.
2.500%, 8/15/24		100,000	105,071
3.375%, 11/15/27		75,000	81,716
2.300%, 3/1/30		90,000	89,185
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50		600,000	545,009
Waste Management, Inc.
2.900%, 9/15/22		36,000	37,091
3.150%, 11/15/27		50,000	53,930
1.150%, 3/15/28		195,000	184,457

			1,652,832

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		36,000	37,002
Eaton Corp.
2.750%, 11/2/22		45,000	46,646
Emerson Electric Co.
1.800%, 10/15/27		25,000	25,009
Rockwell Automation, Inc.
2.875%, 3/1/25		75,000	80,766

			189,423

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23		50,000	51,235
3.250%, 2/14/24		25,000	26,859
2.875%, 10/15/27		75,000	80,294
General Electric Co.
3.450%, 5/1/27		200,000	216,576
3.625%, 5/1/30		700,000	753,451
4.250%, 5/1/40		230,000	252,339
Honeywell International, Inc.
0.483%, 8/19/22		70,000	70,040
2.300%, 8/15/24		100,000	105,376
1.350%, 6/1/25		15,000	15,207
Roper Technologies, Inc.
3.800%, 12/15/26		30,000	33,329
2.950%, 9/15/29		51,000	52,685
1.750%, 2/15/31		200,000	185,747

			1,843,138

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24		35,000	37,953
CNH Industrial Capital LLC
4.375%, 4/5/22		10,000	10,368
1.950%, 7/2/23		30,000	30,760
1.875%, 1/15/26		25,000	25,257
Cummins, Inc.
0.750%, 9/1/25		10,000	9,813
Deere & Co.
2.600%, 6/8/22		91,000	92,950
Dover Corp.
3.150%, 11/15/25		50,000	53,703
Illinois Tool Works, Inc.
2.650%, 11/15/26		50,000	53,260
Otis Worldwide Corp.
2.565%, 2/15/30		102,000	102,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Parker-Hannifin Corp.
2.700%, 6/14/24		$32,000	$33,894
3.250%, 3/1/27		100,000	107,569
3.250%, 6/14/29		40,000	42,537
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25		600,000	635,322

			1,236,139

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22		36,000	37,460
Thomson Reuters Corp.
3.350%, 5/15/26		30,000	32,389
Verisk Analytics, Inc.
4.125%, 3/15/29		25,000	27,667

			97,516

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24		50,000	54,178
4.450%, 3/15/43		102,000	120,437
3.300%, 9/15/51		125,000	125,135
Canadian Pacific Railway Co.
2.050%, 3/5/30		20,000	19,312
CSX Corp.
4.250%, 3/15/29		69,000	78,397
2.400%, 2/15/30		119,000	119,387
4.300%, 3/1/48		80,000	90,375
3.350%, 9/15/49		55,000	53,812
ERAC USA Finance LLC
2.600%, 12/1/21§		400,000	405,090
Norfolk Southern Corp.
2.900%, 6/15/26		221,000	236,116
3.800%, 8/1/28		25,000	27,748
4.050%, 8/15/52		44,000	47,584
3.155%, 5/15/55		50,000	46,110
Penske Truck Leasing Co. LP
4.875%, 7/11/22§		450,000	474,338
Ryder System, Inc.
2.500%, 9/1/22		20,000	20,518
3.650%, 3/18/24		25,000	26,985
2.500%, 9/1/24		158,000	165,383
4.625%, 6/1/25		423,000	477,420
Union Pacific Corp.
2.750%, 4/15/23		62,000	64,546
3.250%, 8/15/25		108,000	116,480
2.750%, 3/1/26		152,000	161,315
3.950%, 8/15/59		22,000	23,325
3.839%, 3/20/60		146,000	152,609

			3,106,600

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.000%, 9/15/23		50,000	52,232
0.700%, 2/15/24		50,000	49,363
3.750%, 6/1/26		100,000	106,672
3.000%, 2/1/30		50,000	48,077
Aircastle Ltd.
5.000%, 4/1/23		10,000	10,662
4.125%, 5/1/24		10,000	10,547
Aviation Capital Group LLC
3.500%, 11/1/27§		700,000	717,523
GATX Corp.
3.250%, 9/15/26		50,000	53,619
Mitsubishi Corp.
2.625%, 7/14/22(m)		500,000	513,447
United Rentals North America, Inc.
3.875%, 11/15/27		120,000	124,050

			1,686,192

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§		800,000	776,118

Total Industrials			23,060,789

Information Technology (2.7%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
2.500%, 9/20/26		50,000	53,069
Juniper Networks, Inc.
3.750%, 8/15/29		55,000	59,235
2.000%, 12/10/30		11,000	10,107
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	57,043
4.600%, 5/23/29		426,000	483,452
5.500%, 9/1/44		96,000	116,102

			779,008

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27		50,000	53,208
Arrow Electronics, Inc.
3.500%, 4/1/22		500,000	510,305
3.250%, 9/8/24		50,000	53,487
Corning, Inc.
4.375%, 11/15/57		27,000	29,826
Jabil, Inc.
3.950%, 1/12/28		100,000	110,844
Keysight Technologies, Inc.
4.600%, 4/6/27		75,000	85,665
Tyco Electronics Group SA
3.450%, 8/1/24		20,000	21,537

			864,872

IT Services (0.6%)
Fidelity National Information Services, Inc.
0.600%, 3/1/24		15,000	14,919
1.500%, 5/21/27	EUR	190,000	236,842
1.000%, 12/3/28		250,000	301,278
2.250%, 3/1/31		$50,000	49,000
Fiserv, Inc.
3.800%, 10/1/23		25,000	26,939
2.750%, 7/1/24		100,000	105,616
2.250%, 6/1/27		700,000	714,347
3.500%, 7/1/29		907,000	978,525
2.650%, 6/1/30		110,000	110,709
Global Payments, Inc.
4.000%, 6/1/23		50,000	53,532
1.200%, 3/1/26		96,000	93,849
4.800%, 4/1/26		236,000	269,486
3.200%, 8/15/29		286,000	298,701
International Business Machines Corp.
1.875%, 8/1/22		91,000	92,872
3.000%, 5/15/24		100,000	107,186
3.450%, 2/19/26		100,000	109,340
3.300%, 5/15/26		276,000	299,595
3.500%, 5/15/29		100,000	108,392
1.950%, 5/15/30		482,000	467,372
5.875%, 11/29/32		60,000	79,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Mastercard, Inc.
2.000%, 3/3/25	$50,000	$51,976
2.950%, 11/21/26	50,000	53,848
2.950%, 6/1/29	159,000	170,277
3.350%, 3/26/30	62,000	68,097
PayPal Holdings, Inc.
2.400%, 10/1/24	27,000	28,369
2.650%, 10/1/26	680,000	718,246
Visa, Inc.
3.150%, 12/14/25	100,000	108,752
0.750%, 8/15/27(x)	45,000	43,152
2.050%, 4/15/30	65,000	64,753
4.150%, 12/14/35	123,000	144,871
2.700%, 4/15/40	90,000	87,762
Western Union Co. (The)
4.250%, 6/9/23	25,000	26,885

		6,085,210

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.
2.950%, 4/1/25	200,000	212,421
Applied Materials, Inc.
1.750%, 6/1/30	30,000	28,839
2.750%, 6/1/50	61,000	55,711
Broadcom Corp.
3.875%, 1/15/27	465,000	505,807
Broadcom, Inc.
4.700%, 4/15/25	250,000	282,975
3.150%, 11/15/25	40,000	42,903
4.250%, 4/15/26	100,000	110,848
3.459%, 9/15/26	63,000	67,702
4.110%, 9/15/28	637,000	693,269
4.750%, 4/15/29	829,000	929,159
5.000%, 4/15/30	278,000	316,612
4.150%, 11/15/30	250,000	269,622
2.450%, 2/15/31§	700,000	662,568
4.300%, 11/15/32	78,000	84,977
3.469%, 4/15/34§	405,000	407,435
Intel Corp.
2.350%, 5/11/22	100,000	102,050
2.700%, 12/15/22	45,000	46,793
3.700%, 7/29/25	100,000	110,280
2.450%, 11/15/29	20,000	20,356
4.750%, 3/25/50	138,000	172,804
KLA Corp.
4.650%, 11/1/24	50,000	56,086
4.100%, 3/15/29	347,000	390,017
5.000%, 3/15/49	27,000	33,869
3.300%, 3/1/50	146,000	140,713
Lam Research Corp.
3.750%, 3/15/26	544,000	603,178
4.000%, 3/15/29	30,000	33,875
4.875%, 3/15/49	75,000	96,781
2.875%, 6/15/50	57,000	53,500
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	27,323
Microchip Technology, Inc.
3.922%, 6/1/21	600,000	603,467
Micron Technology, Inc.
2.497%, 4/24/23	200,000	207,159
4.640%, 2/6/24	10,000	10,983
4.975%, 2/6/26	500,000	572,936
4.185%, 2/15/27	25,000	27,694
NVIDIA Corp.
3.200%, 9/16/26	111,000	120,813
2.850%, 4/1/30	177,000	186,013
3.500%, 4/1/50	56,000	59,052
NXP BV
3.875%, 6/18/26§	800,000	877,357
4.300%, 6/18/29§	623,000	695,394
3.400%, 5/1/30§	86,000	90,324
QUALCOMM, Inc.
2.600%, 1/30/23	50,000	51,947
3.250%, 5/20/27	75,000	81,760
2.150%, 5/20/30	100,000	98,630
4.800%, 5/20/45	24,000	29,966
4.300%, 5/20/47	167,000	195,282
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	15,214
2.250%, 9/4/29	30,000	30,113
Xilinx, Inc.
2.950%, 6/1/24	50,000	53,151

		10,565,728

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	30,000	30,983
Autodesk, Inc.
3.600%, 12/15/22	36,000	37,520
3.500%, 6/15/27	383,000	419,668
Citrix Systems, Inc.
1.250%, 3/1/26	25,000	24,615
4.500%, 12/1/27	246,000	278,568
3.300%, 3/1/30	775,000	794,158
Microsoft Corp.
2.375%, 5/1/23	102,000	105,782
2.700%, 2/12/25	75,000	80,165
2.400%, 8/8/26	100,000	105,384
3.300%, 2/6/27	100,000	109,981
2.921%, 3/17/52	282,000	275,635
Oracle Corp.
2.500%, 10/15/22	73,000	75,192
2.625%, 2/15/23	70,000	72,536
3.400%, 7/8/24	75,000	80,584
2.950%, 11/15/24	75,000	79,880
2.500%, 4/1/25	200,000	209,638
2.950%, 5/15/25	100,000	106,544
1.650%, 3/25/26	25,000	25,180
2.650%, 7/15/26	45,000	47,220
2.300%, 3/25/28	70,000	70,717
2.875%, 3/25/31	250,000	254,164
3.900%, 5/15/35	25,000	26,919
3.850%, 7/15/36	32,000	33,889
3.800%, 11/15/37	53,000	55,066
6.125%, 7/8/39	26,000	34,325
3.600%, 4/1/40	238,000	239,320
3.650%, 3/25/41	256,000	258,469
4.000%, 7/15/46	382,000	390,621
3.600%, 4/1/50	24,000	23,120
4.100%, 3/25/61	115,000	118,692
VMware, Inc.
4.650%, 5/15/27	500,000	566,901
3.900%, 8/21/27	100,000	109,079

		5,140,515

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
2.400%, 5/3/23	136,000	141,875
0.750%, 5/11/23	115,000	116,036
2.850%, 5/11/24	200,000	213,456
1.125%, 5/11/25	100,000	100,465
0.700%, 2/8/26	100,000	97,969
3.250%, 2/23/26	110,000	120,093
3.350%, 2/9/27	50,000	54,951
2.900%, 9/12/27	150,000	160,902
1.650%, 5/11/30	90,000	85,883
1.650%, 2/8/31	100,000	95,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
4.650%, 2/23/46		$203,000	$251,785
2.550%, 8/20/60		97,000	83,778
2.800%, 2/8/61		40,000	35,779
Dell International LLC
5.450%, 6/15/23§		660,000	721,299
5.850%, 7/15/25§		525,000	613,579
6.020%, 6/15/26§		340,000	402,248
4.900%, 10/1/26§		160,000	181,397
5.300%, 10/1/29§		200,000	233,923
8.350%, 7/15/46§		30,000	45,660
Hewlett Packard Enterprise Co.
4.650%, 10/1/24		385,000	430,987
4.900%, 10/15/25(e)		50,000	56,963
1.750%, 4/1/26		114,000	114,031
HP, Inc.
2.200%, 6/17/25		100,000	103,167
6.000%, 9/15/41		20,000	24,845
Seagate HDD Cayman
4.091%, 6/1/29§		51,000	51,875
4.125%, 1/15/31§		600,000	608,130

			5,146,389

Total Information Technology			28,581,722

Materials (0.5%)
Chemicals (0.2%)
Albemarle Corp.
4.150%, 12/1/24		100,000	109,931
Celanese US Holdings LLC
4.625%, 11/15/22		10,000	10,601
Dow Chemical Co. (The)
9.000%, 4/1/21		55,000	55,000
3.500%, 10/1/24		75,000	80,917
4.550%, 11/30/25		19,000	21,562
3.625%, 5/15/26		25,000	27,378
2.100%, 11/15/30(x)		235,000	226,337
1.125%, 3/15/32	EUR	170,000	202,679
DuPont de Nemours, Inc.
2.169%, 5/1/23		$60,000	60,291
4.205%, 11/15/23		100,000	108,544
4.493%, 11/15/25		204,000	230,140
Eastman Chemical Co.
3.600%, 8/15/22		45,000	46,571
Ecolab, Inc.
4.800%, 3/24/30		101,000	120,096
Linde, Inc.
2.700%, 2/21/23		36,000	37,351
LYB International Finance BV
4.000%, 7/15/23		36,000	38,707
LYB International Finance II BV
3.500%, 3/2/27		100,000	108,072
LYB International Finance III LLC
4.200%, 5/1/50		98,000	103,385
Mosaic Co. (The)
3.250%, 11/15/22		50,000	51,930
Nutrien Ltd.
3.150%, 10/1/22		36,000	37,144
PPG Industries, Inc.
2.800%, 8/15/29		100,000	103,669
RPM International, Inc.
4.550%, 3/1/29		25,000	28,146
4.250%, 1/15/48		6,000	6,232
Sherwin-Williams Co. (The)
3.450%, 6/1/27		75,000	81,757
2.300%, 5/15/30		81,000	79,747
Syngenta Finance NV
4.441%, 4/24/23§		400,000	419,224
Westlake Chemical Corp.
3.375%, 6/15/30		30,000	31,156

			2,426,567

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
Series CB
2.500%, 3/15/30		35,000	34,777

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26§		700,000	687,428
International Paper Co.
6.000%, 11/15/41		26,000	35,239
4.800%, 6/15/44		19,000	22,779
Packaging Corp. of America
3.400%, 12/15/27		35,000	38,137
WRKCo., Inc.
4.000%, 3/15/28		50,000	55,419

			839,002

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§		216,000	258,108
Fresnillo plc
4.250%, 10/2/50§		200,000	196,500
Glencore Funding LLC
2.500%, 9/1/30§		147,000	140,223
Newmont Corp.
2.250%, 10/1/30		116,000	112,999
Nucor Corp.
3.950%, 5/1/28		20,000	22,249
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		36,000	38,371
2.150%, 8/15/30		600,000	573,316
Steel Dynamics, Inc.
2.800%, 12/15/24		50,000	52,964
2.400%, 6/15/25		15,000	15,625
Vale Overseas Ltd.
3.750%, 7/8/30		135,000	140,454

			1,550,809

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27		25,000	28,469
Georgia-Pacific LLC
2.100%, 4/30/27§		105,000	106,745
7.750%, 11/15/29		20,000	27,982
2.300%, 4/30/30§		42,000	41,727
8.875%, 5/15/31		36,000	55,072
Suzano Austria GmbH
3.750%, 1/15/31		100,000	103,000

			362,995

Total Materials			5,214,150

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		25,000	27,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.800%, 4/15/26		$50,000	$55,191
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	54,502
American Tower Corp. (REIT)
3.000%, 6/15/23		50,000	52,489
5.000%, 2/15/24		50,000	55,731
3.375%, 5/15/24		700,000	749,944
2.400%, 3/15/25		700,000	729,932
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	54,704
3.300%, 6/1/29		15,000	15,912
2.300%, 3/1/30		700,000	697,006
Boston Properties LP (REIT)
3.200%, 1/15/25		100,000	106,772
2.750%, 10/1/26		50,000	52,478
2.550%, 4/1/32		700,000	668,880
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	521,501
3.950%, 11/15/27		25,000	26,136
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	528,525
3.850%, 2/1/25		100,000	108,039
3.900%, 3/15/27		500,000	543,738
Camden Property Trust (REIT)
4.100%, 10/15/28		10,000	11,198
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		149,000	158,511
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	113,210
2.250%, 3/15/26		600,000	610,934
Crown Castle International Corp. (REIT)
3.150%, 7/15/23		50,000	52,746
1.350%, 7/15/25		10,000	9,978
3.700%, 6/15/26		500,000	545,484
3.650%, 9/1/27		50,000	54,348
CyrusOne LP (REIT)
1.450%, 1/22/27	EUR	500,000	590,437
Duke Realty LP (REIT)
3.250%, 6/30/26		$30,000	32,454
EPR Properties (REIT)
4.500%, 4/1/25		500,000	519,894
Equinix, Inc. (REIT)
1.000%, 9/15/25		100,000	98,235
5.375%, 5/15/27		20,000	20,889
1.800%, 7/15/27		20,000	19,629
3.200%, 11/18/29		25,000	25,878
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	78,331
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	27,302
4.000%, 3/1/29		25,000	27,639
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24		50,000	53,980
GLP Capital LP (REIT)
5.375%, 11/1/23		10,000	10,887
3.350%, 9/1/24		100,000	105,645
5.250%, 6/1/25		410,000	458,950
5.375%, 4/15/26		15,000	16,815
5.750%, 6/1/28		10,000	11,497
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	26,727
4.375%, 10/1/25		1,000,000	1,096,402
Kimco Realty Corp. (REIT)
1.900%, 3/1/28		50,000	48,803
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	27,638
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	55,163
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	687,180
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	105,635
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	89,131
4.500%, 1/15/25		500,000	540,264
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	24,364
Public Storage (REIT)
0.875%, 2/15/26		25,000	24,387
3.094%, 9/15/27		600,000	651,003
3.385%, 5/1/29		15,000	16,374
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	25,421
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	544,679
3.900%, 10/15/29		25,000	25,500
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		700,000	770,685
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	487,500
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	80,215
3.375%, 6/15/27		75,000	80,730
2.450%, 9/13/29		600,000	591,004
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,824
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	315,339
2.100%, 3/15/28		50,000	48,558
3.400%, 1/15/30		200,000	206,441
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	106,992
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	606,426
Ventas Realty LP (REIT)
3.500%, 4/15/24		$25,000	26,902
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	10,988
4.625%, 11/1/25		500,000	563,373
4.875%, 6/1/26		10,000	11,436
Washington REIT (REIT)
3.950%, 10/15/22		36,000	37,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Welltower, Inc. (REIT)
3.625%, 3/15/24		$20,000	$21,521
4.000%, 6/1/25		100,000	109,761
2.750%, 1/15/31		600,000	595,908
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	53,792

			17,442,801

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	490,482
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22(x)§		$500,000	511,883

			1,002,365

Total Real Estate			18,445,166

Utilities (2.3%)
Electric Utilities (1.8%)
AEP Texas, Inc.
3.950%, 6/1/28		165,000	182,089
AEP Transmission Co. LLC
4.250%, 9/15/48		72,000	82,054
3.150%, 9/15/49		40,000	38,468
Series M
3.650%, 4/1/50		65,000	67,951
Alabama Power Co.
3.450%, 10/1/49		94,000	95,356
Series 20-A
1.450%, 9/15/30		50,000	45,804
American Electric Power Co., Inc.
3.200%, 11/13/27		25,000	26,882
2.300%, 3/1/30		25,000	24,290
Appalachian Power Co.
Series AA
2.700%, 4/1/31		700,000	697,972
Atlantic City Electric Co.
4.000%, 10/15/28		76,000	84,785
Avangrid, Inc.
3.150%, 12/1/24		25,000	26,893
3.200%, 4/15/25		200,000	214,170
3.800%, 6/1/29		700,000	767,584
Baltimore Gas & Electric Co.
3.500%, 8/15/46		12,000	12,241
3.750%, 8/15/47		33,000	35,330
3.200%, 9/15/49		68,000	65,532
2.900%, 6/15/50		185,000	170,212
CenterPoint Energy Houston Electric LLC
3.550%, 8/1/42		29,000	30,386
3.950%, 3/1/48		30,000	32,805
Series AE
2.350%, 4/1/31		50,000	49,935
Series AF
3.350%, 4/1/51		85,000	84,544
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49		78,000	75,715
Series 130
3.125%, 3/15/51		10,000	9,736
DTE Electric Co.
2.650%, 6/15/22		45,000	45,970
4.300%, 7/1/44		11,000	12,540
3.950%, 3/1/49		144,000	158,866
Series A
1.900%, 4/1/28		65,000	64,688
4.050%, 5/15/48		50,000	56,037
Duke Energy Carolinas LLC
2.500%, 3/15/23		50,000	51,859
3.950%, 11/15/28		21,000	23,564
2.450%, 8/15/29		25,000	25,239
2.450%, 2/1/30		377,000	377,290
2.550%, 4/15/31		50,000	50,288
3.875%, 3/15/46		79,000	84,786
Duke Energy Corp.
2.650%, 9/1/26		75,000	78,445
3.400%, 6/15/29		30,000	32,070
Duke Energy Florida LLC
3.800%, 7/15/28		30,000	33,237
2.500%, 12/1/29		230,000	233,437
1.750%, 6/15/30		70,000	66,239
4.200%, 7/15/48		40,000	45,215
Duke Energy Ohio, Inc.
3.650%, 2/1/29		24,000	26,120
Duke Energy Progress LLC
3.250%, 8/15/25		50,000	54,051
3.450%, 3/15/29		475,000	513,365
Edison International
2.400%, 9/15/22		11,000	11,220
3.125%, 11/15/22		7,000	7,221
3.550%, 11/15/24		430,000	460,508
4.950%, 4/15/25		120,000	133,648
Emera US Finance LP
3.550%, 6/15/26		50,000	54,185
Enel Finance International NV
4.250%, 9/14/23§		500,000	540,759
Entergy Corp.
0.900%, 9/15/25		95,000	92,606
Entergy Louisiana LLC
0.620%, 11/17/23		50,000	50,065
4.200%, 9/1/48		91,000	103,074
Evergy, Inc.
2.450%, 9/15/24		35,000	36,637
Eversource Energy
Series M
3.300%, 1/15/28		150,000	161,034
Exelon Corp.
3.950%, 6/15/25		75,000	82,187
4.050%, 4/15/30		200,000	221,981
5.100%, 6/15/45		20,000	24,733
4.450%, 4/15/46		76,000	87,099
FirstEnergy Corp.
2.050%, 3/1/25		22,000	22,114
2.650%, 3/1/30		120,000	115,863
Series B
4.400%, 7/15/27(e)		143,000	154,297
2.250%, 9/1/30		131,000	121,503
FirstEnergy Transmission LLC
4.350%, 1/15/25§		531,000	576,951
4.550%, 4/1/49§		179,000	187,958
Florida Power & Light Co.
4.050%, 10/1/44		115,000	130,222
3.700%, 12/1/47		56,000	59,903
3.950%, 3/1/48		40,000	44,739
3.150%, 10/1/49		165,000	165,758
Fortis, Inc.
3.055%, 10/4/26		75,000	79,830
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	27,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
IPALCO Enterprises, Inc.
4.250%, 5/1/30§	$600,000	$654,405
ITC Holdings Corp.
3.350%, 11/15/27	25,000	27,045
MidAmerican Energy Co.
3.100%, 5/1/27	75,000	81,253
3.650%, 4/15/29	360,000	397,714
4.250%, 7/15/49	87,000	100,738
3.150%, 4/15/50	113,000	110,469
NextEra Energy Capital Holdings, Inc.
2.800%, 1/15/23	75,000	77,896
3.625%, 6/15/23	50,000	52,913
2.750%, 5/1/25	250,000	264,206
3.550%, 5/1/27	25,000	27,401
2.750%, 11/1/29	600,000	616,081
Northern States Power Co.
2.250%, 4/1/31	55,000	54,891
4.000%, 8/15/45	32,000	35,849
2.900%, 3/1/50	103,000	97,571
2.600%, 6/1/51	30,000	26,587
3.200%, 4/1/52	20,000	19,985
NRG Energy, Inc.
2.450%, 12/2/27§	143,000	140,684
NSTAR Electric Co.
2.375%, 10/15/22	45,000	46,087
3.250%, 5/15/29	10,000	10,725
3.950%, 4/1/30	3,000	3,382
Ohio Power Co.
4.000%, 6/1/49	52,000	56,582
Series G
6.600%, 2/15/33	50,000	66,676
Series Q
1.625%, 1/15/31	97,000	90,639
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	212,681
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25§	35,000	33,847
3.700%, 11/15/28	228,000	253,116
3.750%, 4/1/45	49,000	52,502
3.800%, 6/1/49	125,000	135,325
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%),
1.573%, 11/15/21(k)	700,000	701,320
3.500%, 6/15/25	600,000	634,114
3.450%, 7/1/25	500,000	528,597
3.150%, 1/1/26(x)	500,000	521,132
2.950%, 3/1/26	500,000	517,283
PECO Energy Co.
2.800%, 6/15/50	25,000	22,932
3.050%, 3/15/51	105,000	103,289
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	512,132
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	53,314
4.125%, 4/15/30	200,000	224,491
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	53,795
3.650%, 9/1/28	90,000	99,045
3.200%, 5/15/29	100,000	107,190
3.000%, 3/1/51	18,000	17,389
Southern California Edison Co.
1.845%, 2/1/22	16,429	16,509
2.850%, 8/1/29	40,000	40,842
2.250%, 6/1/30	277,000	266,936
Series 20C
1.200%, 2/1/26	24,000	23,658
Series A
4.200%, 3/1/29	65,000	72,185
Series C
3.500%, 10/1/23	50,000	53,175
Series D
3.400%, 6/1/23	25,000	26,435
Series E
3.700%, 8/1/25	125,000	136,447
Southern Co. (The)
2.950%, 7/1/23	25,000	26,176
3.250%, 7/1/26	100,000	106,950
Series A
3.700%, 4/30/30	600,000	647,597
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	100,257
Southwestern Public Service Co.
Series 6
4.400%, 11/15/48	54,000	62,052
Series 8
3.150%, 5/1/50	70,000	67,139
Tampa Electric Co.
4.300%, 6/15/48	15,000	17,042
4.450%, 6/15/49	59,000	68,657
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	392,096
Union Electric Co.
2.950%, 3/15/30	250,000	260,944
Virginia Electric and Power Co.
6.350%, 11/30/37	17,000	23,628
4.000%, 1/15/43	54,000	59,483
Series A
3.800%, 4/1/28	98,000	108,043
Series B
4.200%, 5/15/45	16,000	17,983
Series C
2.750%, 3/15/23	50,000	51,906
Vistra Operations Co. LLC
4.300%, 7/15/29§	182,000	193,395
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	79,965
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	108,448

		19,578,939

Gas Utilities (0.3%)
Atmos Energy Corp.
4.125%, 3/15/49	38,000	42,167
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%),
0.683%, 3/2/23(k)	800,000	800,227
0.700%, 3/2/23	45,000	44,952
1.750%, 10/1/30	347,000	315,868
Eastern Energy Gas Holdings LLC
3.600%, 12/15/24	100,000	109,037
4.800%, 11/1/43	25,000	28,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
National Fuel Gas Co.
3.950%, 9/15/27		$50,000	$52,854
2.950%, 3/1/31		800,000	769,154
ONE Gas, Inc.
2.000%, 5/15/30		30,000	28,500
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		65,000	64,303
3.640%, 11/1/46		9,000	9,015
3.350%, 6/1/50		15,000	14,404
Promigas SA ESP
3.750%, 10/16/29§		200,000	201,750
Southern California Gas Co.
Series XX
2.550%, 2/1/30		200,000	201,539

			2,682,364

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.800%, 5/15/28		94,000	103,541
3.250%, 3/15/50		70,000	69,608
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	53,762
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	26,213
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	26,834
Consumers Energy Co.
3.375%, 8/15/23		87,000	92,287
3.800%, 11/15/28		3,000	3,346
3.250%, 8/15/46		85,000	86,604
3.750%, 2/15/50		59,000	64,438
3.500%, 8/1/51		69,000	72,007
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%),
5.750%, 10/1/54(k)		50,000	54,125
Series A
1.450%, 4/15/26		40,000	39,823
Series B
2.750%, 9/15/22		45,000	46,175
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	21,003
Series D
3.700%, 8/1/23		25,000	26,648
Series F
1.050%, 6/1/25		35,000	34,581
NiSource, Inc.
0.950%, 8/15/25		60,000	58,694
Sempra Energy
2.875%, 10/1/22		32,000	32,896
2.900%, 2/1/23		100,000	103,957
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	578,518

			1,595,060

Water Utilities (0.0%)
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	201,784

Total Utilities			24,058,147

Total Corporate Bonds			292,102,671

Foreign Government Securities (1.4%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 36.119%, 4/3/22(k)(r)	ARS	100,000	636
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	781,369
Canada Government Bond
2.000%, 11/15/22		$100,000	102,948
1.625%, 1/22/25		100,000	103,594
Export Development Canada
2.750%, 3/15/23		50,000	52,408
Export-Import Bank of Korea
0.375%, 2/9/24		200,000	199,152
0.625%, 2/9/26		200,000	194,152
Hungary Government Bond
5.750%, 11/22/23		200,000	226,125
5.375%, 3/25/24		160,000	181,450
Italian Republic Government Bond
2.375%, 10/17/24		200,000	208,521
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	206,536
0.625%, 7/15/25		200,000	197,223
2.375%, 4/20/26		200,000	211,166
2.250%, 11/4/26		50,000	52,479
3.500%, 10/31/28(x)		200,000	224,891
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	645,270
Mex Bonos Desarr Fix Rt
10.000%, 12/5/24	MXN	6,423,000	359,319
Oriental Republic of Uruguay
4.375%, 10/27/27		$162,625	185,037
5.100%, 6/18/50		40,000	49,487
Province of Alberta
2.200%, 7/26/22		100,000	102,469
3.350%, 11/1/23		150,000	161,131
Province of British Columbia
2.000%, 10/23/22		50,000	51,378
1.750%, 9/27/24		15,000	15,588
Province of New Brunswick
2.500%, 12/12/22		25,000	25,877
Province of Ontario
2.450%, 6/29/22		45,000	46,218
2.200%, 10/3/22		100,000	102,875
3.400%, 10/17/23		200,000	214,994
3.200%, 5/16/24		162,000	175,100
Province of Quebec
2.625%, 2/13/23		102,000	106,429
1.500%, 2/11/25		300,000	308,402
2.500%, 4/20/26		50,000	53,299
2.750%, 4/12/27		50,000	53,968
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 37.811%, 4/12/25(k)(m)(r)	ARS	310,000	1,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Chile
3.125%, 1/21/26		$100,000	$107,688
Republic of Colombia
4.000%, 2/26/24		200,000	212,875
3.875%, 4/25/27		790,000	844,560
4.500%, 3/15/29		270,000	294,300
3.125%, 4/15/31		215,000	210,028
Republic of Indonesia
4.450%, 2/11/24		200,000	218,289
2.850%, 2/14/30		400,000	407,125
6.500%, 2/15/31	IDR	1,255,000,000	84,850
7.500%, 6/15/35		387,000,000	27,247
7.375%, 5/15/48		718,000,000	48,187
Republic of Panama
4.000%, 9/22/24		$200,000	218,062
3.875%, 3/17/28		400,000	436,750
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	698,353
4.125%, 8/25/27		$258,000	287,993
2.783%, 1/23/31		70,000	69,956
Republic of Philippines
3.000%, 2/1/28		300,000	317,529
2.457%, 5/5/30		200,000	202,022
Republic of Poland
4.000%, 1/22/24		75,000	82,006
Romania Government Bond
3.000%, 2/14/31§		51,000	51,000
Russian Federation
7.750%, 9/16/26	RUB	20,513,000	284,694
7.650%, 4/10/30		14,777,000	204,787
8.500%, 9/17/31		2,268,000	33,338
State of Israel Government Bond
2.875%, 3/16/26		$200,000	215,562
State of Qatar
4.500%, 4/23/28§		500,000	583,125
5.103%, 4/23/48§		500,000	631,094
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	196,199
Tokyo Metropolitan Government
2.500%, 6/8/22§		900,000	921,971
United Mexican States
4.000%, 10/2/23		150,000	161,531
3.750%, 1/11/28		200,000	213,687
3.250%, 4/16/30		200,000	201,688
2.659%, 5/24/31		679,000	642,292
4.500%, 1/31/50		400,000	403,875

Total Foreign Government Securities			15,114,106

Loan Participations (0.2%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 2.004%, 10/6/23(k)		910,000	907,583

Total Financials			907,583

Industrials (0.1%)
Building Products (0.1%)
Ply Gem Midco, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.856%, 4/12/25(k)		972,500	969,825

Total Industrials			969,825

Total Loan Participations			1,877,408

Mortgage-Backed Securities (17.8%)
FHLMC
3.000%, 9/1/27		15,240	16,012
3.000%, 7/1/28		8,095	8,516
2.500%, 1/1/29		24,275	25,361
3.000%, 1/1/30		19,288	20,504
2.500%, 3/1/30		17,062	17,836
2.500%, 5/1/30		46,724	48,849
3.000%, 5/1/30		39,992	42,664
3.000%, 6/1/30		74,864	79,749
2.500%, 7/1/30		17,250	18,035
3.000%, 7/1/30		40,584	43,195
2.500%, 8/1/30		56,781	59,374
3.000%, 8/1/30		11,883	12,649
2.500%, 9/1/30		70,148	73,330
3.500%, 9/1/30		32,346	34,881
2.500%, 4/1/31		63,789	66,683
3.500%, 4/1/31		2,234	2,409
2.383%, 11/1/31(l)		1,076	1,125
3.000%, 10/1/32		4,812	5,089
3.000%, 11/1/32		6,831	7,224
3.000%, 12/1/32		6,175	6,528
5.500%, 2/1/35		6,859	7,906
4.500%, 2/1/39		14,979	16,646
4.500%, 12/1/39		5,921	6,591
4.000%, 8/1/40		7,373	8,098
4.000%, 9/1/40		16,110	17,691
4.000%, 4/1/41		328	363
4.500%, 5/1/41		34,672	38,994
5.500%, 6/1/41		27,147	31,523
5.000%, 11/1/41		65,521	75,507
3.500%, 4/1/42		52,653	57,305
3.500%, 8/1/42		41,664	45,444
3.500%, 10/1/42		3,448	3,733
3.000%, 1/1/43		38,604	40,963
3.000%, 3/1/43		37,353	39,636
3.500%, 6/1/43		25,170	27,529
3.500%, 7/1/43		7,528	8,266
4.500%, 9/1/43		49,612	55,506
4.500%, 11/1/43		8,900	9,951
4.500%, 12/1/43		44,027	49,446
3.500%, 1/1/44		11,535	12,665
4.000%, 4/1/44		28,061	31,143
3.500%, 6/1/44		9,102	9,885
4.000%, 7/1/44		11,512	12,711
3.000%, 1/1/45		1,963,333	2,071,591
3.000%, 7/1/45		1,064,809	1,120,195
3.500%, 9/1/45		5,345	5,866
4.000%, 9/1/45		36,523	40,536
4.000%, 12/1/45		14,316	15,847
3.000%, 12/1/46		209,818	223,399
3.500%, 3/1/47		61,026	65,379
4.500%, 4/1/47		97,630	108,328
4.500%, 5/1/47		37,627	42,178
4.500%, 7/1/47		143,992	160,695
3.500%, 10/1/47		64,371	70,415
3.500%, 12/1/47		60,369	66,038
3.500%, 1/1/48		20,834	22,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 7/1/48	$314,941	$352,737
4.500%, 8/1/48	581,278	648,754
4.500%, 4/1/49	69,467	76,995
3.000%, 4/1/50	1,569,127	1,634,425
2.000%, 10/1/50	3,704,797	3,663,728
FHLMC UMBS
3.500%, 1/1/34	63,832	69,397
3.500%, 5/1/35	249,947	269,473
3.000%, 9/1/37	9,727	10,224
3.000%, 6/1/38	178,545	187,817
2.000%, 11/1/40	2,427,791	2,458,538
2.500%, 3/1/41	2,990,714	3,097,993
3.000%, 12/1/43	1,209,879	1,295,389
3.000%, 6/1/44	228,779	243,591
4.000%, 1/1/45	488,727	539,916
4.000%, 9/1/45	433,825	485,102
3.500%, 9/1/46	77,278	83,001
3.000%, 2/1/47	85,460	91,340
4.000%, 7/1/47	102,888	112,702
3.500%, 1/1/48	287,215	311,538
4.000%, 4/1/48	318,139	355,645
3.500%, 6/1/48	135,686	146,795
4.000%, 6/1/48	10,306	11,305
4.000%, 8/1/48	84,798	94,026
4.500%, 1/1/49	128,431	139,694
4.000%, 5/1/49	11,988	13,019
3.500%, 1/1/50	53,693	57,435
3.500%, 6/1/50	149,750	159,904
3.000%, 7/1/50	26,684	28,513
2.500%, 8/1/50	5,630,276	5,804,086
3.000%, 8/1/50	1,035,560	1,102,541
3.500%, 8/1/50	158,564	169,812
FNMA
2.821%, 1/1/28(l)	5,263	5,388
2.740%, 7/1/29	4,000,000	4,273,528
1.895%, 5/1/30	2,500,000	2,529,986
1.716%, 3/1/33(l)	7,278	7,390
2.122%, 1/1/36(l)	53,659	56,240
3.440%, 1/1/37	2,135,319	2,397,048
6.000%, 7/1/39	11,661	13,651
2.444%, 12/1/40(l)	1,833	1,881
4.000%, 1/1/41	8,043	8,766
2.653%, 5/1/44(l)	1,848,265	1,919,544
3.500%, 12/1/44	564,100	594,595
3.500%, 2/1/45	1,179,231	1,242,980
3.000%, 4/1/45	766,548	801,083
3.000%, 5/1/45	1,312,591	1,371,726
2.000%, 10/1/50	1,184,449	1,171,319
FNMA UMBS
2.500%, 9/1/27	18,751	19,573
2.500%, 4/1/28	5,764	6,016
2.500%, 8/1/28	15,610	16,304
3.500%, 3/1/29	21,137	22,729
3.000%, 4/1/29	26,963	28,656
3.500%, 4/1/29	51,446	55,321
3.000%, 5/1/29	32,820	34,932
3.000%, 6/1/29	28,780	30,588
3.500%, 7/1/29	29,092	31,283
3.000%, 9/1/29	26,599	28,270
3.500%, 9/1/29	31,795	34,229
3.000%, 10/1/29	17,260	18,371
3.500%, 12/1/29	22,261	23,972
3.000%, 1/1/30	139,678	148,450
2.500%, 2/1/30	7,888	8,241
3.000%, 3/1/30	28,433	30,325
2.500%, 4/1/30	16,767	17,529
3.000%, 4/1/30	22,652	24,124
2.500%, 5/1/30	8,811	9,217
3.000%, 5/1/30	13,524	14,424
2.500%, 7/1/30	27,124	28,350
3.000%, 7/1/30	50,954	54,268
2.500%, 8/1/30	88,165	92,134
3.000%, 8/1/30	127,922	136,181
3.500%, 8/1/30	72,235	77,922
2.500%, 9/1/30	39,285	41,063
3.000%, 9/1/30	53,745	57,258
2.500%, 11/1/30	79,726	83,327
2.500%, 3/1/31	9,698	10,123
3.000%, 3/1/31	7,378	7,844
2.500%, 6/1/31	24,165	25,300
2.500%, 7/1/31	17,645	18,474
2.500%, 8/1/31	2,138	2,240
3.000%, 8/1/31	137,774	146,702
4.000%, 8/1/31	8,717	9,454
3.000%, 9/1/31	17,774	18,963
2.000%, 10/1/31	7,456	7,679
2.500%, 10/1/31	137,200	143,717
2.000%, 11/1/31	93,125	95,920
2.500%, 11/1/31	60,188	63,076
2.000%, 12/1/31	9,736	10,028
2.500%, 2/1/32	4,034	4,223
3.500%, 2/1/32	67,926	73,254
2.000%, 3/1/32	63,961	65,881
2.500%, 3/1/32	15,277	16,037
3.500%, 4/1/32	179,969	195,491
3.500%, 5/1/32	131,889	143,141
3.000%, 6/1/32	34,929	37,440
2.500%, 8/1/32	100,686	105,446
3.000%, 9/1/32	33,045	35,316
2.500%, 2/1/33	169,735	177,388
4.000%, 10/1/33	141,813	153,949
4.000%, 11/1/33	172,871	187,613
6.000%, 2/1/34	19,374	22,533
5.500%, 5/1/34	86,137	98,962
6.000%, 8/1/34	10,621	12,385
3.000%, 9/1/34	1,391,880	1,470,681
3.500%, 12/1/34	1,131,942	1,215,419
5.000%, 2/1/35	99,340	112,672
5.500%, 2/1/35	54,960	63,144
6.000%, 4/1/35	170,184	197,639
3.000%, 8/1/35	99,740	106,721
5.000%, 9/1/35	5,839	6,595
2.500%, 10/1/35	185,240	194,691
2.500%, 12/1/35	587,738	615,965
3.000%, 12/1/35	81,070	86,786
5.500%, 12/1/35	28,685	33,108
4.000%, 1/1/36	37,868	41,384
3.000%, 10/1/36	3,384	3,597
3.000%, 11/1/36	35,485	37,946
3.000%, 12/1/36	53,623	57,388
6.000%, 2/1/38	7,859	9,306
6.000%, 3/1/38	2,878	3,406
6.000%, 5/1/38	8,728	10,337
6.000%, 10/1/38	2,428	2,862
6.000%, 12/1/38	3,555	4,207
5.500%, 1/1/39	12,819	14,868
4.500%, 7/1/39	164,913	183,339
5.500%, 9/1/39	36,837	42,795
5.500%, 12/1/39	19,486	22,634
5.500%, 3/1/40	2,702	3,179
6.500%, 5/1/40	71,280	85,086
4.500%, 7/1/40	22,192	24,957
4.000%, 9/1/40	53,616	58,809
2.000%, 11/1/40	3,884,778	3,933,978
4.000%, 12/1/40	437,603	480,297
2.000%, 2/1/41	3,969,293	4,024,525
5.500%, 4/1/41	4,356	5,118
4.500%, 5/1/41	1,554	1,747

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 7/1/41	$3,098	$3,482
5.000%, 7/1/41	116,875	134,524
5.000%, 8/1/41	2,608	3,002
4.500%, 9/1/41	13,781	15,490
4.500%, 10/1/41	5,620	6,317
3.500%, 1/1/42	25,213	27,426
4.000%, 1/1/42	48,763	53,872
3.500%, 4/1/42	11,119	12,071
3.500%, 5/1/42	1,201	1,304
4.000%, 5/1/42	61,632	68,050
3.500%, 6/1/42	3,360	3,648
3.500%, 7/1/42	3,827	4,153
4.500%, 8/1/42	15,952	17,910
4.500%, 9/1/42	21,385	23,783
3.000%, 3/1/43	173,510	184,038
3.000%, 4/1/43	102,120	108,292
3.000%, 5/1/43	77,466	82,604
3.000%, 6/1/43	39,229	42,260
4.500%, 9/1/43	45,071	50,375
4.500%, 11/1/43	126,408	144,564
4.500%, 12/1/43	19,547	21,848
5.000%, 12/1/43	167,745	193,233
4.500%, 1/1/44	29,775	33,233
4.500%, 6/1/44	196,692	220,948
3.000%, 10/1/44	1,554,763	1,648,130
3.500%, 2/1/45	274,486	297,872
4.500%, 7/1/45	59,735	67,568
4.500%, 11/1/45	90,716	102,021
4.500%, 12/1/45	46,686	52,108
3.000%, 6/1/46	16,600	17,795
4.500%, 7/1/46	167,015	191,265
3.000%, 8/1/46	2,476	2,662
3.000%, 9/1/46	38,036	40,633
3.000%, 11/1/46	4,288	4,535
3.500%, 11/1/46	12,918	13,846
3.000%, 12/1/46	1,913,085	2,011,092
2.500%, 2/1/47	1,501,803	1,551,449
3.000%, 2/1/47	70,428	74,966
4.000%, 3/1/47	1,792,803	1,967,906
3.000%, 4/1/47	2,019,295	2,120,996
3.500%, 5/1/47	58,258	63,045
4.000%, 8/1/47	49,478	54,136
4.500%, 10/1/47	15,043	16,828
4.500%, 11/1/47	133,451	148,390
3.500%, 1/1/48	72,867	78,491
4.500%, 1/1/48	126,697	140,738
3.500%, 3/1/48	289,746	306,768
3.500%, 4/1/48	11,608	12,624
4.500%, 4/1/48	41,579	47,617
4.500%, 5/1/48	848,008	947,104
3.500%, 6/1/48	1,576,712	1,668,846
4.500%, 7/1/48	1,219,564	1,325,309
4.000%, 8/1/48	69,115	75,661
4.500%, 8/1/48	98,639	110,156
4.500%, 11/1/48	78,046	86,476
4.000%, 1/1/49	150,776	165,394
4.500%, 2/1/49	274,219	305,551
4.500%, 5/1/49	496,077	568,106
3.500%, 6/1/49	211,217	223,824
4.500%, 9/1/49	93,756	102,857
3.000%, 7/1/50	2,193,473	2,283,725
3.000%, 8/1/50	804,533	841,560
4.000%, 9/1/50	187,762	206,025
2.500%, 10/1/50	1,944,792	2,007,715
2.000%, 12/1/50	3,958,680	3,953,147
2.500%, 12/1/50	186,886	192,466
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 4/25/36 TBA	1,150,000	1,154,582
2.000%, 4/25/36 TBA	2,005,000	2,057,005
2.500%, 4/25/36 TBA	425,600	442,824
3.000%, 4/25/36 TBA	550,000	580,765
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 4/25/51 TBA	2,672,000	2,663,859
2.500%, 4/25/51 TBA	1,224,000	1,255,078
3.000%, 4/25/51 TBA	159,207	165,787
3.500%, 4/25/51 TBA	4,136,418	4,368,768
4.000%, 4/25/51 TBA	3,277,863	3,517,557
5.000%, 4/25/51 TBA	574,000	635,795
2.000%, 5/25/51 TBA	4,800,000	4,777,125
2.500%, 5/25/51 TBA	11,426,584	11,692,163
3.500%, 5/25/51 TBA	3,400,000	3,594,703
2.000%, 6/25/51 TBA	34,500,000	34,269,551
2.500%, 6/25/51 TBA	3,200,000	3,267,375
3.000%, 6/25/51 TBA	3,000,000	3,122,698
GNMA
2.250%, 7/20/27(l)	420	428
5.500%, 4/15/33	663	753
5.000%, 12/15/38	4,764	5,400
4.000%, 4/20/39	1,959	2,142
5.000%, 7/15/39	23,231	26,433
4.000%, 7/20/39	4,643	5,078
5.000%, 10/20/39	4,690	5,325
4.500%, 12/20/39	1,895	2,120
4.500%, 1/20/40	2,317	2,592
4.500%, 2/20/40	1,844	2,064
4.500%, 5/20/40	159	178
4.000%, 10/20/40	24,494	26,808
4.000%, 11/20/40	74,315	81,337
5.000%, 12/15/40	16,859	19,185
4.000%, 12/20/40	29,465	32,249
4.000%, 1/20/41	25,355	27,752
4.000%, 3/15/41	16,852	18,489
4.500%, 7/20/41	10,570	11,824
3.500%, 1/15/42	14,316	15,511
4.500%, 2/15/42	142,426	162,375
5.000%, 7/20/42	12,609	14,309
3.500%, 4/15/43	23,111	24,689
3.500%, 4/20/43	49,775	54,172
3.500%, 2/20/44	166,340	180,514
5.000%, 7/20/44	1,809	2,066
4.000%, 10/20/44	844	929
3.500%, 1/20/45	454,135	477,505
3.000%, 2/15/45	37,520	39,921
3.500%, 5/20/45	38,107	41,033
3.000%, 7/15/45	354,827	373,543
4.000%, 8/20/45	508,279	557,950
3.500%, 3/20/46	762,637	819,519
3.500%, 4/20/46	763,348	820,283
3.500%, 5/20/46	37,086	39,795
3.000%, 6/20/46	75,030	79,157
3.500%, 6/20/46	462,227	495,981
3.500%, 7/20/46	162,681	174,560
3.000%, 9/20/46	287,639	303,555
3.500%, 9/20/46	548,073	588,095
3.500%, 10/20/46	60,578	65,703
4.000%, 5/20/47	8,863	9,578
4.000%, 6/20/47	83,908	90,672
4.000%, 11/20/47	100,246	108,068
4.000%, 12/20/47	48,680	52,448
4.500%, 9/20/48	39,312	42,994
5.000%, 1/20/49	12,176	13,287
5.000%, 2/20/49	527,559	575,358
4.500%, 3/20/49	213,311	230,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 6/20/49	$486,365	$530,774
5.000%, 7/20/49	135,356	147,716
3.500%, 11/15/49	47,846	50,016
5.000%, 12/20/49	124,914	136,173
3.500%, 2/15/50	595,760	621,093
4.500%, 4/20/50	75,326	81,200
4.000%, 5/20/50	36,276	38,704
3.000%, 8/20/50	163,309	170,024
3.000%, 9/20/50	119,970	125,033
2.000%, 4/15/51 TBA	2,510,000	2,531,374
2.500%, 4/15/51 TBA	3,047,400	3,141,441
3.000%, 4/15/51 TBA	5,108,500	5,317,230
3.500%, 4/15/51 TBA	679,000	716,345
4.000%, 4/15/51 TBA	896,500	957,015
4.500%, 4/15/51 TBA	451,000	487,820
5.000%, 4/15/51 TBA	239,000	260,846

Total Mortgage-Backed Securities		188,694,609

Municipal Bonds (0.4%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B
8.084%, 2/15/50	40,000	68,788
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2020A + 0.00%),
0.450%, 1/1/50(k)§	500,000	500,047
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	65,250
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	62,776
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	39,200
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	147,613
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	84,751
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	34,000	48,637
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	62,023
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM (Zero Coupon), 2/15/22	800,000	796,695
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	87,984
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	51,517
Port Authority of New York and New Jersey Consolidated Notes, Series AAA
1.086%, 7/1/23	35,000	35,521
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	574,849
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	45,000	74,045
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	76,469
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	115,493
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	110,000	177,699
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	225,173
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B
3.057%, 1/1/34	600,000	615,866
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	57,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A
5.517%, 4/1/39	$60,000	$83,815
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	35,000	35,010
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	56,890

Total Municipal Bonds		4,143,951

Supranational (0.7%)
African Development Bank
1.625%, 9/16/22	125,000	127,246
0.875%, 3/23/26	150,000	148,291
Asian Development Bank
1.875%, 7/19/22	250,000	255,388
1.750%, 9/13/22	150,000	153,323
2.750%, 3/17/23	85,000	89,156
0.250%, 7/14/23	135,000	134,838
0.250%, 10/6/23	100,000	99,762
0.500%, 2/4/26	200,000	195,451
2.625%, 1/12/27	50,000	53,996
1.875%, 1/24/30	200,000	201,989
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	64,824
0.500%, 5/28/25	100,000	98,827
Corp. Andina de Fomento
2.375%, 5/12/23	250,000	258,403
Council of Europe Development Bank
1.750%, 9/26/22	50,000	51,110
2.500%, 2/27/24	30,000	31,756
European Bank for Reconstruction & Development
2.750%, 3/7/23	25,000	26,191
0.500%, 1/28/26	200,000	195,243
European Investment Bank
2.625%, 5/20/22	50,000	51,375
2.875%, 8/15/23	100,000	105,992
0.250%, 9/15/23	110,000	109,800
3.250%, 1/29/24	50,000	53,980
2.625%, 3/15/24	85,000	90,425
2.250%, 6/24/24	200,000	210,894
1.875%, 2/10/25	100,000	104,636
1.625%, 3/14/25	100,000	103,128
0.625%, 7/25/25	250,000	246,518
2.125%, 4/13/26	75,000	79,028
1.625%, 10/9/29	55,000	54,674
0.750%, 9/23/30(x)	100,000	90,891
Inter-American Development Bank
1.750%, 4/14/22	100,000	101,594
1.750%, 9/14/22	100,000	102,215
2.500%, 1/18/23	100,000	104,045
3.000%, 2/21/24	75,000	80,510
2.125%, 1/15/25	100,000	105,446
1.750%, 3/14/25	300,000	311,790
0.625%, 7/15/25	1,000,000	991,115
2.250%, 6/18/29	50,000	52,209
International Bank for Reconstruction & Development
2.125%, 7/1/22	300,000	307,169
2.125%, 2/13/23	68,000	70,373
1.750%, 4/19/23	100,000	103,023
1.875%, 6/19/23	100,000	103,473
0.250%, 11/24/23	50,000	49,817
2.500%, 3/19/24	100,000	106,003
1.625%, 1/15/25	200,000	206,739
0.625%, 4/22/25	250,000	248,275
0.375%, 7/28/25(x)	100,000	97,870
2.500%, 7/29/25	75,000	80,150
3.125%, 11/20/25	25,000	27,462
1.875%, 10/27/26	150,000	155,711
0.750%, 11/24/27	95,000	90,672
0.750%, 8/26/30	170,000	154,400
International Finance Corp.
2.875%, 7/31/23	30,000	31,724
1.375%, 10/16/24	90,000	92,193
0.750%, 8/27/30	100,000	90,627
Nordic Investment Bank
0.375%, 5/19/23	200,000	200,169

Total Supranational		7,551,909

U.S. Government Agency Securities (1.6%)
FFCB
1.040%, 1/25/29	250,000	238,922
1.380%, 1/14/31	250,000	237,689
FHLB
1.625%, 12/20/21	1,000,000	1,011,057
0.125%, 10/21/22	165,000	164,901
2.500%, 2/13/24(x)	200,000	212,603
2.875%, 9/13/24	75,000	81,099
0.375%, 9/4/25	120,000	117,775
3.250%, 11/16/28	250,000	280,897
FHLMC
2.375%, 1/13/22	300,000	305,421
0.250%, 8/24/23	215,000	214,931
0.125%, 10/16/23	190,000	189,216
0.250%, 12/4/23	420,000	419,244
0.375%, 9/23/25	230,000	225,523
0.650%, 10/22/25	2,600,000	2,581,330
0.650%, 10/27/25	2,600,000	2,571,510
0.800%, 10/28/26	2,600,000	2,547,938
FNMA
2.000%, 1/5/22	200,000	202,942
2.250%, 4/12/22	500,000	511,102
1.375%, 9/6/22	100,000	101,828
0.250%, 5/22/23	500,000	500,633
0.250%, 7/10/23	455,000	455,048
1.750%, 7/2/24	100,000	104,281
2.625%, 9/6/24(x)	332,000	356,732
0.625%, 4/22/25	430,000	428,595
0.500%, 6/17/25	250,000	247,555
0.375%, 8/25/25	240,000	235,422
2.125%, 4/24/26	110,000	116,286
1.875%, 9/24/26	100,000	104,319
0.750%, 10/8/27	500,000	480,893
0.875%, 8/5/30	500,000	462,099
Iraq Government AID Bonds
2.149%, 1/18/22	200,000	203,062
Tennessee Valley Authority
2.875%, 9/15/24	50,000	54,047
0.750%, 5/15/25	335,000	334,626

Total U.S. Government Agency Securities		16,299,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (28.1%)
U.S. Treasury Bonds
7.125%, 2/15/23	$200,000	$226,088
6.875%, 8/15/25	200,000	252,603
6.750%, 8/15/26	100,000	129,989
4.250%, 5/15/39	187,000	245,116
4.500%, 8/15/39	208,000	280,902
4.375%, 11/15/39	908,000	1,210,475
4.625%, 2/15/40	626,000	860,916
1.125%, 5/15/40	578,000	470,466
1.125%, 8/15/40	578,000	468,768
3.875%, 8/15/40	526,000	661,521
1.375%, 11/15/40	5,878,000	4,986,854
4.250%, 11/15/40	526,000	693,818
1.875%, 2/15/41	900,000	835,631
4.375%, 5/15/41	3,200,000	4,298,124
3.125%, 2/15/43	780,000	884,814
2.875%, 5/15/43	2,680,000	2,922,509
3.625%, 8/15/43	2,480,000	3,034,153
3.750%, 11/15/43	2,180,000	2,718,275
3.625%, 2/15/44	1,300,000	1,593,230
3.375%, 5/15/44	1,200,000	1,416,073
3.125%, 8/15/44	800,000	907,501
3.000%, 11/15/44	1,000,000	1,111,293
2.500%, 2/15/45	2,793,000	2,842,887
3.000%, 5/15/45	300,000	333,390
2.875%, 8/15/45	1,800,000	1,959,392
2.250%, 8/15/46	600,000	580,403
2.875%, 11/15/46	715,000	778,720
3.000%, 5/15/47	1,100,000	1,227,221
2.750%, 11/15/47	2,793,000	2,977,127
3.000%, 2/15/48#	4,924,000	5,502,534
2.875%, 5/15/49	900,000	985,204
2.250%, 8/15/49	1,509,000	1,454,884
2.375%, 11/15/49	19,000	18,823
2.000%, 2/15/50	22,000	20,058
1.250%, 5/15/50	1,023,000	769,698
1.375%, 8/15/50	5,029,000	3,911,499
1.625%, 11/15/50	11,700,000	9,715,563
1.875%, 2/15/51	8,900,000	7,867,725
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/31 TIPS(x)	3,654,676	3,933,900
U.S. Treasury Notes
1.125%, 7/31/21	22,000	22,080
1.750%, 7/31/21	12,000	12,068
1.500%, 1/31/22	18,000	18,214
1.750%, 4/30/22	618,000	629,081
1.875%, 4/30/22	400,000	407,699
1.750%, 5/15/22	2,178,000	2,218,097
1.750%, 5/31/22	780,000	794,899
1.875%, 5/31/22	3,000,000	3,061,904
2.125%, 6/30/22	825,000	845,658
1.750%, 7/15/22	4,510,000	4,604,999
0.125%, 7/31/22	1,000,000	1,000,128
1.875%, 7/31/22	450,000	460,532
1.500%, 8/15/22	2,153,000	2,193,811
1.625%, 8/15/22	378,000	385,781
1.625%, 8/31/22	300,000	306,343
1.875%, 8/31/22	500,000	512,326
1.500%, 9/15/22	707,000	721,067
1.750%, 9/30/22	650,000	665,725
1.875%, 9/30/22	700,000	718,271
1.375%, 10/15/22	956,000	974,149
0.125%, 10/31/22	135,000	134,980
1.875%, 10/31/22	500,000	513,677
2.000%, 10/31/22	350,000	360,270
1.625%, 11/15/22	705,000	721,916
0.125%, 11/30/22	1,050,000	1,049,726
2.000%, 11/30/22	500,000	515,396
1.625%, 12/15/22	37,000	37,931
2.125%, 12/31/22	3,435,000	3,552,958
1.500%, 1/15/23	164,000	167,933
1.750%, 1/31/23	775,000	797,518
1.375%, 2/15/23	2,000,000	2,045,465
2.000%, 2/15/23	3,225,000	3,335,540
1.500%, 2/28/23	1,645,000	1,686,769
0.500%, 3/15/23	4,510,000	4,539,112
0.250%, 4/15/23	4,510,000	4,516,518
1.625%, 4/30/23	600,000	617,872
0.125%, 5/15/23	1,000,000	998,694
1.750%, 5/15/23	2,133,000	2,203,195
1.625%, 5/31/23	925,000	953,418
2.750%, 5/31/23	1,010,000	1,065,629
1.375%, 6/30/23	1,900,000	1,949,806
2.625%, 6/30/23	200,000	210,875
1.250%, 7/31/23	850,000	870,422
2.500%, 8/15/23	800,000	843,283
1.375%, 8/31/23	850,000	873,589
1.375%, 9/30/23	1,050,000	1,079,782
1.625%, 10/31/23	900,000	931,622
0.250%, 11/15/23	1,700,000	1,699,004
2.750%, 11/15/23	950,000	1,011,657
2.125%, 11/30/23	1,050,000	1,101,616
2.250%, 12/31/23	1,420,000	1,495,576
2.250%, 1/31/24	2,250,000	2,372,244
2.500%, 1/31/24	1,200,000	1,273,588
2.750%, 2/15/24	837,000	894,992
2.125%, 2/29/24	2,650,000	2,787,013
2.125%, 3/31/24	2,230,000	2,347,028
2.000%, 4/30/24	1,475,000	1,547,768
2.500%, 5/15/24	1,387,000	1,477,992
2.000%, 5/31/24	2,200,000	2,309,795
1.750%, 6/30/24	508,000	529,540
2.000%, 6/30/24	550,000	577,718
1.750%, 7/31/24	1,019,000	1,062,658
2.125%, 7/31/24	6,560,000	6,922,813
2.375%, 8/15/24	2,200,000	2,340,661
1.250%, 8/31/24	1,500,000	1,538,610
1.875%, 8/31/24	1,800,000	1,884,812
1.500%, 9/30/24	1,682,000	1,739,630
2.125%, 9/30/24	1,650,000	1,742,631
1.500%, 10/31/24	8,801,000	9,099,193
2.250%, 10/31/24	1,800,000	1,909,131
2.250%, 11/15/24	2,600,000	2,758,521
1.500%, 11/30/24	1,516,000	1,567,049
2.125%, 11/30/24	300,000	316,987
1.750%, 12/31/24	8,230,000	8,582,547
2.250%, 12/31/24	850,000	902,747
1.375%, 1/31/25	352,000	362,052
2.000%, 2/15/25	962,000	1,012,841
0.500%, 3/31/25	464,000	460,800
0.375%, 4/30/25	7,071,000	6,980,027
2.125%, 5/15/25	1,953,000	2,066,604
2.000%, 8/15/25	2,750,000	2,896,591
0.250%, 8/31/25	1,000,000	976,346
2.250%, 11/15/25	3,400,000	3,619,275
0.375%, 11/30/25	750,000	733,270
0.375%, 12/31/25	250,000	244,059
1.625%, 2/15/26	3,375,000	3,488,829
2.375%, 4/30/26	650,000	695,713
1.625%, 5/15/26	6,200,000	6,400,887
1.500%, 8/15/26	7,903,000	8,090,470
2.000%, 11/15/26	3,400,000	3,565,804
1.625%, 11/30/26	1,118,000	1,149,051
2.250%, 2/15/27	1,125,000	1,194,270
0.625%, 3/31/27	2,500,000	2,415,660
2.375%, 5/15/27	2,510,000	2,680,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
0.500%, 5/31/27		$2,678,000	$2,558,321
2.250%, 8/15/27		7,195,000	7,621,009
2.250%, 11/15/27		3,510,000	3,713,502
0.625%, 11/30/27		875,000	833,931
2.750%, 2/15/28		1,310,000	1,427,931
2.875%, 5/15/28		2,110,000	2,317,950
2.875%, 8/15/28		2,540,000	2,791,945
3.125%, 11/15/28		3,599,000	4,021,830
2.625%, 2/15/29		3,224,000	3,485,263
2.375%, 5/15/29		2,630,000	2,793,138
1.625%, 8/15/29		539,000	540,579
1.750%, 11/15/29		1,111,000	1,123,470
1.500%, 2/15/30		6,351,000	6,269,087
0.625%, 5/15/30		1,340,000	1,218,610
0.625%, 8/15/30		6,922,000	6,268,301
0.875%, 11/15/30		4,500,000	4,158,237
1.125%, 2/15/31		1,287,000	1,214,795

Total U.S. Treasury Obligations			297,399,832

Total Long-Term Debt Securities (98.8%) (Cost $1,058,732,153)			1,045,882,371

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (2.8%)
Argentine Republic
0.00%, 5/21/21(p)(r)	ARS	2,225,690	15,195
295.84%, 6/30/21(p)(r)		42,000	261
Federative Republic of Brazil
0.00%, 10/1/21(p)	BRL	50,200,000	8,740,284
0.00%, 1/1/22(p)		6,000,000	1,030,065
Japan Treasury Bill
0.27%, 6/28/21(p)	JPY	2,220,000,000	20,036,410

Total Foreign Government Treasury Bills			29,822,215

	Number of Shares		Value (Note 1)
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares		27,412,771	27,426,478

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $306,001.(xx)		$300,000	300,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $5,600,052, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $5,712,053.(xx)		5,600,052	5,600,052
NBC Global Finance Ltd., 0.19%, dated 3/31/21, due 4/1/21, repurchase price $500,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.500%-3.875%, maturing 6/30/22-11/15/50; total market value $553,020.(xx)		500,000	500,000

Total Repurchase Agreements			6,400,052

U.S. Government Agency Security (0.2%)
FHLB
0.04%, 6/16/21(o)(p)		2,200,000	2,199,788

U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills
0.02%, 5/13/21(p),(w)		2,100,000	2,099,940
0.02%, 5/27/21(p)		9,700,000	9,699,662
0.02%, 6/3/21(p)		2,300,000	2,299,910
0.02%, 6/10/21(p)		3,800,000	3,799,829
0.02%, 6/29/21(p)		2,200,000	2,199,914
0.03%, 8/19/21(p)		5,300,000	5,299,322
0.03%, 8/26/21(p)		2,400,000	2,399,690

Total U.S. Treasury Obligations			27,798,267

Total Short-Term Investments (8.8%) (Cost $94,137,841)			93,646,800

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.2%)
Future Interest Rate Options (0.2%)
Mid-Curve 1-Year Eurodollar 09/10/2021 at USD 99.75, American Style Notional Amount: USD 236,000,000 Exchange Traded*		944	342,200
Mid-Curve 1-Year Eurodollar 12/10/2021 at USD 99.38, American Style Notional Amount: USD 67,000,000 Exchange Traded*		268	67,000
Mid-Curve 2-Year Eurodollar 09/10/2021 at USD 99.38, American Style Notional Amount: USD 151,000,000 Exchange Traded*		604	668,175
Mid-Curve 3-Year Eurodollar 06/11/2021 at USD 99.25, American Style Notional Amount: USD 77,250,000 Exchange Traded*		309	629,588

Total Options Purchased (0.2%) (Cost $396,522)			1,706,963

Total Investments Before Securities Sold Short (107.8%) (Cost $1,153,266,516)			1,141,236,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 15 Year, Single Family
3.500%, 4/25/36 TBA	$(296,000)	$(315,702)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 4/25/51 TBA	(654,000)	(712,094)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,027,673)		(1,027,796)

Total Investments after Securities Sold Short (107.7%) (Cost $1,152,238,843)		1,140,208,338
Other Assets Less Liabilities (-7.7%)		(81,215,340)

Net Assets (100%)		$1,058,992,998

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2021, the market value of these securities amounted to $149,453,215 or 14.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $181,034.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $9,866,940 or 0.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2021.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $260,993.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)	At March 31, 2021, the Portfolio had loaned securities with a total value of $6,176,482. This was collateralized by cash of $6,400,052 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Futures contracts outstanding as of March 31, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	56	6/2021	USD	12,360,688	(10,841)
U.S. Treasury 5 Year Note	25	6/2021	USD	3,084,961	(14,195)
U.S. Treasury 10 Year Note	179	6/2021	USD	23,437,813	(593,186)
U.S. Treasury Long Bond	34	6/2021	USD	5,256,188	(25,790)
U.S. Treasury Ultra Bond	17	6/2021	USD	3,080,719	(157,062)

					(801,074)

Short Contracts
Euro-Bund	(3)	6/2021	EUR	(602,580)	908
Euro-Buxl	(6)	6/2021	EUR	(1,449,739)	26,746
Japan 10 Year Bond	(8)	6/2021	JPY	(10,921,472)	(17,518)
Long Gilt	(49)	6/2021	GBP	(8,618,883)	83,313
U.S. Treasury 5 Year Note	(8)	6/2021	USD	(987,188)	989
U.S. Treasury 10 Year Note	(105)	6/2021	USD	(13,748,438)	258,963
U.S. Treasury 10 Year Ultra Note	(142)	6/2021	USD	(20,403,625)	518,591
U.S. Treasury Long Bond	(21)	6/2021	USD	(3,246,469)	145,821
3 Month Eurodollar	(1)	9/2023	USD	(247,425)	482
3 Month Eurodollar	(165)	9/2024	USD	(40,540,500)	142,754

					1,161,049

					359,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,570,510	BRL	8,688,063	Bank of America**	4/5/2021	26,967
USD	10,384,326	BRL	55,200,000	JPMorgan Chase Bank**	4/5/2021	577,356
USD	3,750,061	EUR	3,087,000	Barclays Bank plc	4/6/2021	129,861
CAD	925,000	USD	733,966	Bank of America	4/7/2021	2,096
GBP	6,921,000	USD	9,504,730	Bank of America	4/7/2021	36,620
USD	1,354,369	AUD	1,748,000	Bank of America	4/7/2021	26,656
USD	9,798,378	GBP	6,921,000	Bank of America	4/7/2021	257,028
USD	3,630,229	EUR	3,087,000	Barclays Bank plc	5/4/2021	7,926
USD	1,096,822	PEN	4,028,187	HSBC Bank plc**	5/10/2021	20,826
CLP	670,226,700	USD	928,356	Barclays Bank plc**	5/17/2021	2,208
RUB	10,563,260	USD	138,296	HSBC Bank plc**	5/19/2021	621
RUB	4,928,988	USD	64,318	JPMorgan Chase Bank**	5/19/2021	503
USD	1,043,317	RUB	77,535,235	HSBC Bank plc**	5/19/2021	23,651
USD	34,421	RUB	2,563,778	JPMorgan Chase Bank**	5/19/2021	705
USD	261,361	IDR	3,726,334,166	HSBC Bank plc**	5/24/2021	5,794
MXN	2,570,959	USD	119,692	HSBC Bank plc	5/26/2021	5,375
USD	404,000	PEN	1,492,174	HSBC Bank plc**	6/14/2021	5,527
USD	1,732,380	CAD	2,161,000	BNP Paribas	6/16/2021	12,636
USD	2,834,716	EUR	2,379,000	BNP Paribas	6/16/2021	40,524
USD	24,960	EUR	21,000	Natwest Markets plc	6/16/2021	295
USD	181,872	MYR	740,401	Goldman Sachs Bank USA**	6/16/2021	3,755
USD	193,000	PEN	715,934	HSBC Bank plc**	6/21/2021	1,821
USD	20,396,538	JPY	2,220,000,000	Bank of America	6/28/2021	330,540
USD	8,876,207	BRL	50,200,000	JPMorgan Chase Bank**	10/4/2021	105,757
USD	1,049,593	BRL	6,000,000	JPMorgan Chase Bank**	1/4/2022	13,761

Total unrealized appreciation						1,638,809

BRL	8,688,063	USD	1,583,592	Bank of America**	4/5/2021	(40,049)
BRL	55,200,000	USD	9,901,970	JPMorgan Chase Bank**	4/5/2021	(95,000)
EUR	3,087,000	USD	3,628,151	Barclays Bank plc	4/6/2021	(7,951)
USD	730,433	CAD	925,000	HSBC Bank plc	4/7/2021	(5,628)
BRL	8,688,063	USD	1,568,511	Bank of America**	5/4/2021	(27,630)
USD	733,993	CAD	925,000	Bank of America	5/4/2021	(2,108)
USD	9,505,713	GBP	6,921,000	Bank of America	5/5/2021	(36,546)
RUB	16,410,288	USD	217,189	HSBC Bank plc**	5/19/2021	(1,378)
RUB	5,801,878	USD	77,857	JPMorgan Chase Bank**	5/19/2021	(1,556)
IDR	1,151,000,000	USD	79,045	Deutsche Bank AG**	5/24/2021	(106)
USD	124,888	MXN	2,599,290	Barclays Bank plc	5/26/2021	(1,557)
USD	343,165	MXN	7,066,437	JPMorgan Chase Bank	5/26/2021	(589)
CAD	2,089,000	USD	1,669,997	Bank of Montreal (The)	6/16/2021	(7,550)

Total unrealized depreciation						(227,648)

Net unrealized appreciation						1,411,161

**	Non-deliverable forward.

Written Put Options Contracts as of March 31, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Mid-Curve 1-Year Eurodollar	Exchange Traded	110	USD (27,500,000)	USD 99.50	9/10/2021	(14,437)
Mid-Curve 2-Year Eurodollar	Exchange Traded	271	USD (67,750,000)	USD 99.00	9/10/2021	(140,581)
Mid-Curve 2-Year Eurodollar	Exchange Traded	333	USD (83,250,000)	USD 99.13	9/10/2021	(226,856)
Mid-Curve 3-Year Eurodollar	Exchange Traded	331	USD (82,750,000)	USD 98.63	9/10/2021	(384,788)
Mid-Curve 3-Year Eurodollar	Exchange Traded	309	USD (77,250,000)	USD 98.88	6/11/2021	(361,144)

Total Written Options Contracts (Premiums Received ($324,782))						(1,127,806)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$71,120,252	$—	$71,120,252
Collateralized Mortgage Obligations	—	97,101,638	—	97,101,638
Commercial Mortgage-Backed Securities	—	54,476,469	—	54,476,469
Corporate Bonds
Communication Services	—	20,851,591	—	20,851,591
Consumer Discretionary	—	16,203,625	—	16,203,625
Consumer Staples	—	13,707,756	—	13,707,756
Energy	—	17,462,180	—	17,462,180
Financials	—	101,988,364	—	101,988,364
Health Care	—	22,529,181	—	22,529,181
Industrials	—	23,060,789	—	23,060,789
Information Technology	—	28,581,722	—	28,581,722
Materials	—	5,214,150	—	5,214,150
Real Estate	—	18,445,166	—	18,445,166
Utilities	—	24,058,147	—	24,058,147
Foreign Government Securities	—	15,111,518	2,588	15,114,106
Forward Currency Contracts	—	1,638,809	—	1,638,809
Futures	1,178,567	—	—	1,178,567
Loan Participations
Financials	—	907,583	—	907,583
Industrials	—	969,825	—	969,825
Mortgage-Backed Securities	—	188,694,609	—	188,694,609
Municipal Bonds	—	4,143,951	—	4,143,951
Options Purchased
Put Options Purchased	1,706,963	—	—	1,706,963
Short-Term Investments
Foreign Government Treasury Bills	—	29,806,759	15,456	29,822,215
Investment Company	27,426,478	—	—	27,426,478
Repurchase Agreements	—	6,400,052	—	6,400,052
U.S. Government Agency Security	—	2,199,788	—	2,199,788
U.S. Treasury Obligations	—	27,798,267	—	27,798,267
Supranational	—	7,551,909	—	7,551,909
U.S. Government Agency Securities	—	16,299,526	—	16,299,526
U.S. Treasury Obligations	—	297,399,832	—	297,399,832

Total Assets	$30,312,008	$1,113,723,458	$18,044	$1,144,053,510

Liabilities:
Forward Currency Contracts	$—	$(227,648)	$—	$(227,648)
Futures	(818,592)	—	—	(818,592)
Mortgage-Backed Securities	—	(1,027,796)	—	(1,027,796)
Options Written
Put Options Written	(1,127,806)	—	—	(1,127,806)

Total Liabilities	$(1,946,398)	$(1,255,444)	$—	$(3,201,842)

Total	$28,365,610	$1,112,468,014	$18,044	$1,140,851,668

(a)	A security with a market value of $147,760 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,262,798
Aggregate gross unrealized depreciation	(39,038,769)

Net unrealized depreciation	$(11,775,971)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,152,627,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.8%)
Entertainment (0.6%)
Activision Blizzard, Inc.	32,235	$2,997,855
Electronic Arts, Inc.	23,126	3,130,567
Glu Mobile, Inc.*	4,250	53,040
Netflix, Inc.*	3,680	1,919,709
Take-Two Interactive Software, Inc.*	6,850	1,210,395
Zynga, Inc., Class A*	28,658	292,598

		9,604,164

Interactive Media & Services (10.8%)
Alphabet, Inc., Class A*	19,355	39,920,075
Alphabet, Inc., Class C*	26,150	54,094,674
Cargurus, Inc.*	2,560	61,005
Facebook, Inc., Class A*	228,000	67,152,840
IAC/InterActiveCorp*	2,380	514,818
Match Group, Inc.*	15,793	2,169,642
Pinterest, Inc., Class A*	123,290	9,127,159
Snap, Inc., Class A*	156,973	8,208,118
Tencent Holdings Ltd.	21,560	1,691,720
TripAdvisor, Inc.*	2,736	147,169
Twitter, Inc.*	38,329	2,438,874
Yelp, Inc.*	1,963	76,557
Zillow Group, Inc., Class A*	12,282	1,613,609
Zillow Group, Inc., Class C*	4,389	568,990
ZoomInfo Technologies, Inc., Class A*	94,965	4,643,789

		192,429,039

Media (0.4%)
Comcast Corp., Class A	132,860	7,189,055

Wireless Telecommunication Services (0.0%)
SoftBank Group Corp.	8,300	699,381

Total Communication Services		209,921,639

Consumer Discretionary (7.1%)
Auto Components (0.1%)
Aptiv plc*	12,840	1,770,636

Automobiles (0.5%)
General Motors Co.*	123,825	7,114,984
Tesla, Inc.*	935	624,515
Volkswagen AG(x)	2,880	1,044,285

		8,783,784

Hotels, Restaurants & Leisure (0.2%)
Airbnb, Inc., Class A*	19,145	3,598,111

Internet & Direct Marketing Retail (6.2%)
Alibaba Group Holding Ltd.*	56,408	1,596,295
Amazon.com, Inc.*	22,338	69,115,559
Booking Holdings, Inc.*	5,950	13,862,548
Chewy, Inc., Class A*	2,170	183,821
eBay, Inc.	18,420	1,128,041
Etsy, Inc.*	11,118	2,242,167
Expedia Group, Inc.*	91,127	15,684,779
Groupon, Inc.*	648	32,753
Grubhub, Inc.*	2,657	159,420
Magnite, Inc.*	3,290	136,897
Overstock.com, Inc.(x)*	1,220	80,837
Qurate Retail, Inc., Class A	10,860	127,714
Shutterstock, Inc.	13,269	1,181,472
Stamps.com, Inc.*	520	103,745
Stitch Fix, Inc., Class A*	1,680	83,227
Trainline plc(m)*	314,831	1,992,180
Trip.com Group Ltd. (ADR)*	49,605	1,965,846
Wayfair, Inc., Class A*	2,084	655,939

		110,333,240

Specialty Retail (0.1%)
Auto1 Group SE(m)*	18,042	1,022,982

Total Consumer Discretionary		125,508,753

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Hoya Corp.	12,700	1,491,655

Health Care Technology (0.0%)
Veeva Systems, Inc., Class A*	4,540	1,186,029

Total Health Care		2,677,684

Industrials (0.8%)
Electrical Equipment (0.0%)
Bloom Energy Corp., Class A*	3,680	99,544

Professional Services (0.1%)
Booz Allen Hamilton Holding Corp.	3,890	313,262
CACI International, Inc., Class A*	720	177,595
KBR, Inc.	4,010	153,944
Leidos Holdings, Inc.	3,785	364,420
ManTech International Corp., Class A	730	63,473
Science Applications International Corp.	1,612	134,747

		1,207,441

Road & Rail (0.7%)
Lyft, Inc., Class A*	146,160	9,234,389
Uber Technologies, Inc.*	61,274	3,340,046

		12,574,435

Total Industrials		13,881,420

Information Technology (48.5%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	7,937	2,396,101
Calix, Inc.*	1,600	55,456
Ciena Corp.*	4,390	240,221
Cisco Systems, Inc.	178,925	9,252,212
CommScope Holding Co., Inc.*	5,679	87,229
EchoStar Corp., Class A*	1,430	34,320
F5 Networks, Inc.*	20,150	4,203,693
Harmonic, Inc.*	2,860	22,422
Infinera Corp.*	5,780	55,661
Inseego Corp.(x)*	1,850	18,500
Juniper Networks, Inc.	9,320	236,076
Lumentum Holdings, Inc.*	34,450	3,147,007
Motorola Solutions, Inc.	4,819	906,213
NETGEAR, Inc.*	850	34,935
NetScout Systems, Inc.*	2,060	58,010
Plantronics, Inc.*	1,070	41,634
Ribbon Communications, Inc.*	3,350	27,504
Ubiquiti, Inc.	223	66,521
Viasat, Inc.(x)*	1,830	87,968
Viavi Solutions, Inc.*	6,490	101,893

		21,073,576

Electronic Equipment, Instruments & Components (2.4%)
Amphenol Corp., Class A	39,888	2,631,411
Arrow Electronics, Inc.*	2,120	234,938
Avnet, Inc.	2,790	115,813
Badger Meter, Inc.	800	74,456
Belden, Inc.	1,230	54,575
Benchmark Electronics, Inc.	1,020	31,538
CDW Corp.	4,026	667,310
Celestica, Inc.*	3,099	25,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	14,325	$1,188,832
Coherent, Inc.*	690	174,494
Corning, Inc.	91,427	3,977,989
Dolby Laboratories, Inc., Class A	1,843	181,941
Fabrinet*	1,050	94,910
Flex Ltd.*	486,624	8,910,085
FLIR Systems, Inc.	3,738	211,085
Hon Hai Precision Industry Co. Ltd.	278,000	1,208,145
II-VI, Inc.*	2,978	203,606
Insight Enterprises, Inc.*	960	91,603
IPG Photonics Corp.*	11,480	2,421,591
Itron, Inc.*	1,260	111,699
Jabil, Inc.	3,820	199,251
Keysight Technologies, Inc.*	5,311	761,597
Knowles Corp.*	2,604	54,476
Littelfuse, Inc.	720	190,397
Methode Electronics, Inc.	1,060	44,499
National Instruments Corp.	3,740	161,512
Novanta, Inc.*	1,010	133,209
OSI Systems, Inc.*	440	42,284
Plexus Corp.*	810	74,390
Rogers Corp.*	530	99,751
Samsung SDI Co. Ltd.	21,941	12,795,282
Sanmina Corp.*	1,823	75,436
SYNNEX Corp.	1,143	131,262
Taiyo Yuden Co. Ltd.	44,100	2,071,077
TE Connectivity Ltd.	9,436	1,218,282
Trimble, Inc.*	7,120	553,865
TTM Technologies, Inc.*	2,810	40,745
Vishay Intertechnology, Inc.	3,740	90,059
Vontier Corp.*	4,800	145,296
Zebra Technologies Corp., Class A*	1,530	742,325

		42,236,955

IT Services (12.4%)
Accenture plc, Class A	18,068	4,991,285
Adyen NV(m)*	1,330	2,968,872
Akamai Technologies, Inc.*	4,630	471,797
Alliance Data Systems Corp.	1,385	155,245
Automatic Data Processing, Inc.	12,180	2,295,565
Black Knight, Inc.*	4,421	327,110
Broadridge Financial Solutions, Inc.	3,310	506,761
Cardtronics plc, Class A*	990	38,412
CGI, Inc.*	6,230	518,461
Cognizant Technology Solutions Corp., Class A	56,822	4,438,935
Concentrix Corp.*	1,193	178,616
CSG Systems International, Inc.	910	40,850
DXC Technology Co.*	67,183	2,100,141
EPAM Systems, Inc.*	5,599	2,221,067
Euronet Worldwide, Inc.*	1,470	203,301
Evertec, Inc.	1,663	61,897
ExlService Holdings, Inc.*	920	82,947
Fastly, Inc., Class A(x)*	2,400	161,472
Fidelity National Information Services, Inc.	38,942	5,475,635
Fiserv, Inc.*	50,777	6,044,494
FleetCor Technologies, Inc.*	15,276	4,103,592
Gartner, Inc.*	2,550	465,503
Genpact Ltd.	87,405	3,742,682
Global Payments, Inc.	71,104	14,333,144
GoDaddy, Inc., Class A*	21,074	1,635,764
International Business Machines Corp.	25,482	3,395,731
Jack Henry & Associates, Inc.	2,150	326,198
LiveRamp Holdings, Inc.*	1,880	97,534
Mastercard, Inc., Class A	49,445	17,604,892
MAXIMUS, Inc.	1,740	154,930
MongoDB, Inc.*	36,040	9,638,177
NIC, Inc.	1,880	63,788
Okta, Inc.*	77,835	17,157,169
Paychex, Inc.	9,150	896,883
PayPal Holdings, Inc.*	132,615	32,204,227
Perficient, Inc.*	900	52,848
Perspecta, Inc.	3,897	113,208
Repay Holdings Corp.*	2,100	49,308
Sabre Corp.*	9,005	133,364
Shift4 Payments, Inc., Class A*	1,000	82,010
Shopify, Inc., Class A*	6,465	7,153,522
Snowflake, Inc., Class A(x)*	14,908	3,418,106
Square, Inc., Class A*	85,703	19,458,866
Switch, Inc., Class A	2,500	40,650
Sykes Enterprises, Inc.*	1,100	48,488
TTEC Holdings, Inc.	480	48,216
Twilio, Inc., Class A*	91,155	31,061,978
VeriSign, Inc.*	2,840	564,478
Verra Mobility Corp.*	3,870	52,380
Visa, Inc., Class A	81,276	17,208,567
Western Union Co. (The)	11,700	288,522
WEX, Inc.*	13,320	2,786,810

		221,664,398

Semiconductors & Semiconductor Equipment (13.3%)
Advanced Energy Industries, Inc.	1,070	116,812
Advanced Micro Devices, Inc.*	146,401	11,492,478
Ambarella, Inc.*	1,000	100,390
Amkor Technology, Inc.	3,050	72,316
Analog Devices, Inc.	10,505	1,629,115
Applied Materials, Inc.	119,055	15,905,748
ASM Pacific Technology Ltd.	137,000	1,745,520
ASML Holding NV	3,413	2,069,254
BE Semiconductor Industries NV	48,483	4,061,794
Broadcom, Inc.	11,635	5,394,684
Brooks Automation, Inc.	2,080	169,832
Cirrus Logic, Inc.*	1,620	137,360
CMC Materials, Inc.	840	148,504
Cree, Inc.*	24,125	2,608,636
Diodes, Inc.*	1,160	92,614
Enphase Energy, Inc.*	3,650	591,884
Entegris, Inc.	3,840	429,312
First Solar, Inc.*	2,410	210,393
FormFactor, Inc.*	2,200	99,242
Globalwafers Co. Ltd.	87,000	2,286,826
Infineon Technologies AG	196,760	8,342,421
Inphi Corp.*	1,519	271,005
Intel Corp.	115,790	7,410,560
KLA Corp.	26,646	8,803,838
Koh Young Technology, Inc.	13,700	1,392,092
Kulicke & Soffa Industries, Inc.	1,730	84,960
Lam Research Corp.	31,461	18,726,846
Lattice Semiconductor Corp.*	3,860	173,777
MACOM Technology Solutions Holdings, Inc.*	1,279	74,208
Marvell Technology Group Ltd.	175,296	8,585,998
Maxim Integrated Products, Inc.	7,620	696,239
MaxLinear, Inc.*	1,910	65,093
Microchip Technology, Inc.	7,677	1,191,624
Micron Technology, Inc.*	337,018	29,728,358
MKS Instruments, Inc.	1,590	294,818
Monolithic Power Systems, Inc.	1,220	430,916
NVIDIA Corp.	29,375	15,684,194
NXP Semiconductors NV	53,800	10,832,092
ON Semiconductor Corp.*	170,226	7,083,104
Onto Innovation, Inc.*	1,350	88,709
Power Integrations, Inc.	1,690	137,701
Qorvo, Inc.*	37,746	6,896,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	32,346	$4,288,756
Rambus, Inc.*	3,150	61,236
Semtech Corp.*	1,820	125,580
Silicon Laboratories, Inc.*	1,260	177,748
SiTime Corp.*	350	34,510
SK Hynix, Inc.	95,443	11,174,020
Skyworks Solutions, Inc.	47,416	8,699,888
SolarEdge Technologies, Inc.*	1,460	419,662
SunPower Corp.(x)*	2,264	75,731
Synaptics, Inc.*	970	131,357
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	101,855	12,047,409
Teradyne, Inc.	75,209	9,151,431
Texas Instruments, Inc.	37,296	7,048,571
Tokyo Electron Ltd.	12,600	5,324,489
Universal Display Corp.	1,250	295,963
Xilinx, Inc.	7,010	868,539

		236,282,351

Software (13.0%)
2U, Inc.*	2,064	78,907
8x8, Inc.*	3,060	99,266
ACI Worldwide, Inc.*	3,320	126,326
Adobe, Inc.*	22,448	10,671,106
Alarm.com Holdings, Inc.*	1,260	108,839
Altair Engineering, Inc., Class A*	1,260	78,838
Alteryx, Inc., Class A*	40,835	3,387,672
Anaplan, Inc.*	4,010	215,938
ANSYS, Inc.*	2,480	842,109
Appfolio, Inc., Class A*	480	67,877
Appian Corp.(x)*	1,090	144,916
Asana, Inc., Class A(x)*	189,525	5,416,625
Aspen Technology, Inc.*	1,934	279,134
Autodesk, Inc.*	11,710	3,245,426
Avalara, Inc.*	15,620	2,084,177
Avaya Holdings Corp.*	2,150	60,264
Bill.com Holdings, Inc.*	1,750	254,625
Blackbaud, Inc.*	1,350	95,958
BlackBerry Ltd.(x)*	14,763	124,452
Blackline, Inc.*	1,440	156,096
Bottomline Technologies DE, Inc.*	1,080	48,870
Box, Inc., Class A*	4,080	93,677
Cadence Design Systems, Inc.*	7,950	1,089,070
CDK Global, Inc.	3,463	187,210
Cerence, Inc.*	1,050	94,059
Ceridian HCM Holding, Inc.*	13,745	1,158,291
Citrix Systems, Inc.	3,480	488,453
Cloudera, Inc.*	6,108	74,334
Cloudflare, Inc., Class A*	14,570	1,023,688
CommVault Systems, Inc.*	1,300	83,850
Cornerstone OnDemand, Inc.*	1,712	74,609
Coupa Software, Inc.*	2,050	521,684
Crowdstrike Holdings, Inc., Class A*	85,190	15,548,027
CyberArk Software Ltd.*	10,720	1,386,525
Datadog, Inc., Class A*	24,445	2,037,246
Descartes Systems Group, Inc. (The)*	2,360	143,748
Digital Turbine, Inc.*	2,100	168,756
DocuSign, Inc.*	5,330	1,079,058
Dropbox, Inc., Class A*	8,403	224,024
Dynatrace, Inc.*	5,230	252,295
Elastic NV*	1,790	199,048
Envestnet, Inc.*	1,540	111,234
Everbridge, Inc.*	1,040	126,027
Fair Isaac Corp.*	840	408,282
FireEye, Inc.*	61,791	1,209,250
Five9, Inc.*	1,880	293,900
Fortinet, Inc.*	3,860	711,861
Guidewire Software, Inc.*	28,687	2,915,460
HubSpot, Inc.*	44,997	20,438,087
InterDigital, Inc.	840	53,298
Intuit, Inc.	7,800	2,987,868
j2 Global, Inc.*	1,202	144,072
Jamf Holding Corp.*	750	26,490
Lightspeed POS, Inc.*	2,500	157,025
LivePerson, Inc.*	1,780	93,877
Manhattan Associates, Inc.*	1,790	210,110
Medallia, Inc.*	2,350	65,542
Microsoft Corp.	244,573	57,662,976
MicroStrategy, Inc., Class A*	220	149,336
Mimecast Ltd.*	1,650	66,347
New Relic, Inc.*	1,535	94,372
NortonLifeLock, Inc.	16,570	352,278
Nuance Communications, Inc.*	8,100	353,484
Nutanix, Inc., Class A*	5,480	145,549
Olo, Inc., Class A(x)*	1,300	34,307
Open Text Corp.	7,766	370,516
Oracle Corp.	52,842	3,707,923
PagerDuty, Inc.*	1,600	64,368
Palo Alto Networks, Inc.*	7,491	2,412,551
Paycom Software, Inc.*	65,548	24,256,693
Paylocity Holding Corp.*	1,048	188,462
Pegasystems, Inc.	1,100	125,774
Ping Identity Holding Corp.*	1,000	21,930
Pluralsight, Inc., Class A*	2,830	63,222
Progress Software Corp.	1,224	53,929
Proofpoint, Inc.*	1,624	204,283
PROS Holdings, Inc.*	1,110	47,175
PTC, Inc.*	2,982	410,472
Q2 Holdings, Inc.*	1,460	146,292
Qualys, Inc.*	950	99,541
Rapid7, Inc.*	17,923	1,337,235
RealPage, Inc.*	2,490	217,128
RingCentral, Inc., Class A*	2,300	685,124
Sailpoint Technologies Holdings, Inc.*	2,590	131,158
salesforce.com, Inc.*	61,857	13,105,643
Sansan, Inc.(x)*	11,600	996,306
ServiceNow, Inc.*	11,531	5,766,768
Slack Technologies, Inc., Class A* .	14,250	578,977
Smartsheet, Inc., Class A*	3,243	207,293
SolarWinds Corp.*	2,040	35,578
Splunk, Inc.*	4,610	624,563
Sprout Social, Inc., Class A*	800	46,208
SPS Commerce, Inc.*	990	98,317
SS&C Technologies Holdings, Inc.	6,390	446,469
SVMK, Inc.*	3,420	62,654
Synopsys, Inc.*	4,340	1,075,365
Tenable Holdings, Inc.*	1,910	69,113
Teradata Corp.*	3,075	118,511
Trade Desk, Inc. (The), Class A*	2,925	1,906,106
Tyler Technologies, Inc.*	1,190	505,191
Varonis Systems, Inc.*	77,514	3,979,569
Verint Systems, Inc.*	1,859	84,566
VMware, Inc., Class A(x)*	2,270	341,521
Workday, Inc., Class A*	32,559	8,088,632
Workiva, Inc.*	1,180	104,147
Xperi Holding Corp.	2,950	64,222
Yext, Inc.*	2,730	39,530
Zendesk, Inc.*	3,361	445,736
Zoom Video Communications, Inc., Class A*	7,510	2,412,888
Zscaler, Inc.*	75,665	12,989,411
Zuora, Inc., Class A*	2,920	43,216

		231,106,381

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (6.2%)
3D Systems Corp.*	3,500	$96,040
Apple, Inc.	472,262	57,686,803
Dell Technologies, Inc., Class C*	6,716	592,016
Hewlett Packard Enterprise Co.	304,227	4,788,533
HP, Inc.	273,347	8,678,767
NCR Corp.*	3,680	139,656
NetApp, Inc.	6,318	459,129
Pure Storage, Inc., Class A*	145,240	3,128,470
Samsung Electronics Co. Ltd.	196,660	14,144,576
Seagate Technology plc	115,495	8,864,241
Super Micro Computer, Inc.*	1,200	46,872
Western Digital Corp.	171,876	11,472,723
Xerox Holdings Corp.	4,743	115,113

		110,212,939

Total Information Technology		862,576,600

Total Common Stocks (68.3%) (Cost $590,722,760)		1,214,566,096

EXCHANGE TRADED FUNDS (ETF):
Equity (30.0%)
iShares Expanded Tech Sector ETF(x)‡	491,150	177,231,478
Technology Select Sector SPDR Fund	1,344,700	178,589,607
Vanguard Information Technology ETF(x)	495,100	177,488,399

Total Exchange Traded Funds (30.0%) (Cost $211,220,059)		533,309,484

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	18,775,104	18,784,491

Total Investment Companies		19,784,491

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank AG, 0.17%, dated 3/31/21, due 4/1/21, repurchase price $300,001, collateralized by various Foreign Government Agency Securities, ranging from 0.253%-2.250%, maturing 4/17/23-8/1/34; total market value $306,001.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.00%, dated 3/31/21, due 4/1/21, repurchase price $6,426,397, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-5/15/42; total market value $6,554,925.(xx)	6,426,397	6,426,397
NBC Global Finance Ltd., 0.27%, dated 3/31/21, due 4/7/21, repurchase price $5,000,263, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.125%-5.000%, maturing 1/15/24-11/15/42; total market value $5,548,516.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		11,726,397

Total Short-Term Investments (1.7%) (Cost $31,512,497)		31,510,888

Total Investments in Securities (100.0%) (Cost $833,455,316)		1,779,386,468
Other Assets Less Liabilities (0.0%)		(662,181)

Net Assets (100%)		$1,778,724,287

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2021, the market value of these securities amounted to $5,984,034 or 0.3% of net assets.

(x)	All or a portion of security is on loan at March 31, 2021.

(xx)

At March 31, 2021, the Portfolio had loaned securities with a total value of $21,411,986. This was collateralized by $8,956,699 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.500%, maturing 4/15/21 - 2/15/51 and by cash of $12,726,397 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2021, were as follows:

Security Description	Shares at March 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE-TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	491,150	172,098,869	5,791,382	(6,062,790)	947	5,403,070	177,231,478	104,951	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$207,530,538	$2,391,101	$—	$209,921,639
Consumer Discretionary	119,853,011	5,655,742	—	125,508,753
Health Care	1,186,029	1,491,655	—	2,677,684
Industrials	13,881,420	—	—	13,881,420
Information Technology	791,995,926	70,580,674	—	862,576,600
Exchange Traded Funds	533,309,484	—	—	533,309,484
Short-Term Investments
Investment Companies	19,784,491	—	—	19,784,491
Repurchase Agreements	—	11,726,397	—	11,726,397

Total Assets	$1,687,540,899	$91,845,569	$—	$1,779,386,468

Total Liabilities	$—	$—	$—	$—

Total	$1,687,540,899	$91,845,569	$—	$1,779,386,468

As of March 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$940,394,863
Aggregate gross unrealized depreciation	(5,737,381)

Net unrealized appreciation	$934,657,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$844,728,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC, (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company, (“Equitable Financial”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2021, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2021 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income.

At March 31, 2021, these Portfolios had the following loan commitments in which all or a portion of the commitment were unfunded which could be extended at the option of the borrowers:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
1290 VT High Yield Bond	National Mentor Holdings, Inc.	1st Lien Delayed Draw Term Loan	03/2/2028	3.75%	0.00%	$33,673	$33,475	$—	$—	$33,673	$33,475
EQ/Franklin Strategic Income	Peraton Corp.	Additional Term Loan	02/1/2028	3.75%	0.00%	$31,545	$31,493	$—	$—	$31,545	$31,493

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the 1933 Act. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.